                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ ]

         Pre-Effective Amendment No. ______                           [ ]

         Post-Effective Amendment No.  8      (File No.333-139760)    [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 72                     (File No. 811-07195)    [X]

                        (Check appropriate box or boxes)

                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                       RiverSource Life Insurance Company
                               (Name of Depositor)

       829 Ameriprise Financial Center, Minneapolis, MN            55474
     (Address of Depositor's Principal Executive Offices)        (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-2237

  Rodney J. Vessels, 50605 Ameriprise Financial Center, Minneapolis, MN 55474

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)(1)(vii) of Rule 485

[X]  on April 30, 2010 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

PROSPECTUS


APRIL 30, 2010


RIVERSOURCE(R) SIGNATURE SELECT VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

            829 Ameriprise Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 333-3437
            (Corporate Office)
            RIVERSOURCE VARIABLE ANNUITY ACCOUNT/RIVERSOURCE MVA ACCOUNT

This prospectus describes two versions of the contract: the Current Contract (applications signed on or after Nov. 30, 2009, subject to state availability) and the Original Contract (applications signed prior to Nov. 30, 2009, or in states where the Current Contract is unavailable). The information in this prospectus applies to both contracts unless stated otherwise.

This prospectus contains information that you should know before investing. Prospectuses are also available for:



AllianceBernstein Variable Products Series Fund, Inc. (Class B)
American Century(R) Variable Portfolios, Inc., Class II
Columbia Funds Variable Insurance Trust
Credit Suisse Trust


Dreyfus Variable Investment Fund, Service Share Class
Eaton Vance Variable Trust (VT)
Fidelity(R) Variable Insurance Products Service Class 2
Franklin(R) Templeton(R) Variable Insurance Products
  Trust (FTVIPT) - Class 2
Goldman Sachs Variable Insurance Trust (VIT)

Invesco Variable Insurance Funds
  (previously AIM Variable Insurance Funds)

Janus Aspen Series: Service Shares
Legg Mason Variable Portfolios I, Inc.
MFS(R) Variable Insurance Trust(SM) - Service Class
Oppenheimer Variable Account Funds, Service Shares
PIMCO Variable Investment Trust (VIT)
Putnam Variable Trust - Class IB Shares
RiverSource Variable Series Trust (RVST)
The Universal Institutional Funds, Inc., Class II Shares
Van Kampen Life Investment Trust Class II Shares
Wanger Advisors Trust

Some funds may not be available in your contract. Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your investment professional about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

The contracts and/or certain optional benefits described in this prospectus may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


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                 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  1

RiverSource Life offers other variable annuity contracts in addition to the contracts described in this prospectus which your investment professional may or may not be authorized to offer to you. Each annuity has different features and optional benefits that may be appropriate for you based on your individual financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges you will pay when buying, owning and surrendering money from the contracts we describe in this prospectus may be more or less than the fees and charges of other variable annuities we issue. A securities broker dealer authorized to sell the contracts described in this prospectus (selling firm) may not offer all the variable annuities we issue. In addition, some selling firms may not permit their investment professionals to sell the contracts and/or optional benefits described in this prospectus to persons over a certain age (which may be lower than age limits we set), or may otherwise restrict the sale of the optional benefits described in this prospectus by their investment professionals. You should ask your investment professional about his or her selling firm's ability to offer you other variable annuities we issue (which might have lower fees and charges than the contracts described in this prospectus), and any limits the selling firm has placed on your investment professional's ability to offer you the contracts and/or optional riders described in this prospectus.

TABLE OF CONTENTS


KEY TERMS...................................    3
THE CONTRACTS IN BRIEF......................    5
EXPENSE SUMMARY.............................    8
CONDENSED FINANCIAL INFORMATION.............   18
FINANCIAL STATEMENTS........................   18
THE VARIABLE ACCOUNT AND THE FUNDS..........   18
GUARANTEE PERIOD ACCOUNTS (GPAS)............   32
THE FIXED ACCOUNT...........................   33
BUYING YOUR CONTRACT........................   36
CHARGES.....................................   41
VALUING YOUR INVESTMENT.....................   50
MAKING THE MOST OF YOUR CONTRACT............   52
SURRENDERS..................................   62
TSA -- SPECIAL PROVISIONS...................   63
CHANGING THE ANNUITANT......................   64
CHANGING OWNERSHIP..........................   64
BENEFITS IN CASE OF DEATH...................   65
OPTIONAL BENEFITS...........................   72
THE ANNUITY PAYOUT PERIOD...................   99
TAXES.......................................  102
VOTING RIGHTS...............................  105
SUBSTITUTION OF INVESTMENTS.................  105
ABOUT THE SERVICE PROVIDERS.................  106
ADDITIONAL INFORMATION......................  107
APPENDICES TABLE OF CONTENTS AND
  CROSS-REFERENCE TABLE.....................  109
APPENDIX A: EXAMPLE --
  MARKET VALUE ADJUSTMENT (MVA).............  110
APPENDIX B: EXAMPLE -- SURRENDER CHARGES....  112
APPENDIX C: EXAMPLE -- DEATH BENEFITS.......  121
APPENDIX D: EXAMPLE -- SECURESOURCE SERIES
  OF RIDERS.................................  127
APPENDIX E: SECURESOURCE SERIES OF
  RIDERS --
  ADDITIONAL RMD DISCLOSURE.................  134
APPENDIX F: EXAMPLE --
  BENEFIT PROTECTOR DEATH BENEFIT RIDER.....  136
APPENDIX G: EXAMPLE --
  BENEFIT PROTECTOR PLUS DEATH BENEFIT
  RIDER.....................................  138
APPENDIX H: ASSET ALLOCATION PROGRAM FOR
  CONTRACTS WITH APPLICATIONS SIGNED BEFORE
  MAY 1, 2006...............................  140
APPENDIX I: GUARANTOR WITHDRAWAL
  BENEFIT FOR LIFE RIDER DISCLOSURE.........  141
APPENDIX J: GUARANTOR WITHDRAWAL
  BENEFIT RIDER DISCLOSURE..................  153
APPENDIX K: INCOME ASSURER BENEFIT RIDERS...  161
APPENDIX L: EXAMPLE --
  ACCUMULATION PROTECTOR BENEFIT RIDER......  170
APPENDIX M: SECURESOURCE 20 RIDER
  DISCLOSURE................................  171
APPENDIX N: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)...............................  185
TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION....................  195





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 2  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

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KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount prior to the application of amounts to an annuity payment plan.

ANNUITANT: The person or persons on whose life or life expectancy the annuity payouts are based.

ANNUITIZATION START DATE: The date when annuity payments begin according to the applicable annuity payment plan (referred to as "Retirement date" in the Original Contract). Throughout this prospectus when we use the term "Annuitization start date," it includes the term "Retirement date."

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's death (Current Contract), or owner's or annuitant's death (Original Contract) while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTINGENT ANNUITANT (CURRENT CONTRACT): The person who becomes the annuitant when the current annuitant dies prior to the annuitization start date. In the case of joint ownership, one owner must also be the contingent annuitant.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: Our general account which includes the regular fixed account and the Special DCA fixed account (Current Contract) or the one-year fixed account and the DCA fixed account (Original Contract). Amounts you allocate to the fixed account earn interest rates we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of the funds.

GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

GUARANTEE PERIOD: The number of successive 12-month periods that a guaranteed interest rate is credited.


GUARANTEE PERIOD ACCOUNTS (GPAS): These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or surrenders from a GPA done more than 30 days before the end of the guarantee period will receive a market value adjustment, which may result in a gain or loss of principal.



MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is surrendered or transferred more than 30 days before the end of its guarantee period.


OWNER (YOU, YOUR): The person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. The owner or any joint owner may be a nonnatural person (e.g. irrevocable

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                 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  3
trust or corporation) or a revocable trust. In this case, the annuitant will be deemed to be the owner for contract provisions that are based on the age or life of the owner. Any contract provisions that are based on the age of the owner will be based on the age of the oldest owner. Any ownership change, including continuation of the contract by your spouse under the spousal continuation provision of the contract, redefines "owner", "you" and "your" as the new owner.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code


- Roth IRAs including inherited Roth IRAs under Section 408A of the Code


- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Custodial and investment only plans under Section 401(a) of the Code

- Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract (referred to as "Withdrawal value" in the Original Contract). It is the contract value minus any applicable charges, plus any positive or negative market value adjustment. Throughout this prospectus when we use the term "Surrender" it includes the term "Withdrawal".


VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract (referred to as "Surrender value" in the Current Contract). It is the contract value minus any applicable charges, plus any positive or negative market value adjustment. Throughout this prospectus when we use the term "Surrender" it includes the term "Withdrawal".


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 4  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACTS IN BRIEF

This prospectus describes two versions of the contract: the Current Contract (applications signed on or after Nov. 30, 2009, subject to state availability) and the Original Contract (applications signed prior to Nov. 30, 2009, or in states where the Current Contract is unavailable). The primary differences are disclosed in the following sections: "Key Terms", "Expense Summary," "Buying Your Contract", "Benefits in Case of Death", and "Optional Benefits."


PURPOSE: These contracts allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. For the Current Contract, you may allocate your purchase payments to the regular fixed account, the Special DCA fixed account, GPAs and/or subaccounts of the variable account under the contract. For the Original Contract, you may allocate your purchase payments to the one-year fixed account (if part of your contract), the DCA fixed account (if part of your contract), the GPAs and/or subaccounts of the variable account under the contract. When you invest in the subaccounts of the variable account, you risk losing amounts you invest. These accounts, in turn, may earn returns that increase the value of the contract. You may be able to purchase an optional benefit to reduce the investment risk you assume under the contract. Beginning at a specified time in the future called the annuitization start date, these contracts provide lifetime or other forms of payout of your contract value (less any applicable premium tax and/or other charges).


BUYING A CONTRACT: There are many factors to consider carefully before you buy a variable annuity and any optional benefit rider. Variable annuities -- with or without optional benefit riders -- are not right for everyone. MAKE SURE YOU HAVE ALL THE FACTS YOU NEED BEFORE YOU PURCHASE A VARIABLE ANNUITY OR CHOOSE AN OPTIONAL BENEFIT RIDER.

Some of the factors you may wish to consider include:


- "Tax-free" exchanges: It may not be advantageous for you to purchase one of these contracts in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a "tax-free" exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to IRS rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on these contracts. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into one of these contracts. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for one of these contracts, or buy one of these contracts in addition to your old contract, unless you determine it is in your best interest. (See "Taxes -- 1035 Exchanges").


- Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required surrenders triggered at a certain age. These mandatory surrenders are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders. (See "Taxes -- Qualified
  Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

- Taxes: Generally, income earned on your contract value grows tax-deferred until you make surrenders or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and non-qualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (See "Taxes").

- Your age: if you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit. Older persons who are considering buying a variable annuity may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.

- How long you intend to keep the contract: These contracts have surrender charges. Does the contract meet your current and anticipated future need for liquidity? (See "Surrenders").

- If you can afford the contract: are your annual income and assets adequate to buy the annuity and any optional benefit riders you may choose?

- The fees and expenses you will pay when buying, owning and surrendering money from these contracts. (See "Charges").

- How and when you plan to take money from the contract: under current tax law, surrenders, including surrenders made under optional benefit riders, are taxed differently than annuity payouts. If you have elected the SecureSource Stages or SecureSource 20 rider, any withdrawals during the 3-year waiting period, could negatively impact the value of your guarantees and may eliminate or reduce the value of any credits and/or step ups available under the riders. Also, if you

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                 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  5
  withdraw more than the allowed withdrawal amount in a contract year ("excess withdrawal") under the SecureSource series of riders, Guarantor Withdrawal benefit rider, or Guarantor Withdrawal Benefit for Life rider, the guaranteed amounts under the rider may be reduced and may eliminate or reduce the value of any credit and/or step ups available under riders. (See "Surrenders"). In addition, certain surrenders may be subject to a federal income tax penalty. (See "Surrenders").

- Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.

- Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, these contracts are not suitable for you and you should not buy one of them. (See "Making the Most of Your
  Contract -- Transferring Among Accounts").

FREE LOOK PERIOD: You may return your contract to your investment professional or to our corporate office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract and any positive or negative market value adjustment will apply; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate purchase payments among the:

- subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the annuitization start date will equal or exceed the total purchase payments you allocate to the subaccounts. (See "The Variable Account and the Funds").

- GPAs which earn interest at rates declared when you make an allocation to that account. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (See "The Guarantee Period Accounts
  (GPAs)")

- for the Current Contract:

  - regular fixed account, which earns interest at rates that we adjust periodically. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account (see "Buying Your Contract", "Transfer policies" and "The Regular Fixed Account").

  - Special DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (See "Special DCA Fixed Account").

- for the Original Contract:


  - one-year fixed account, if part of your contract, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see "Buying Your Contract", "Transfer policies" and "The One-Year Fixed Account").



  - DCA fixed account, if part of your contract, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (See "DCA Fixed Account").


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until the annuitization start date, and once per contract year among the subaccounts after the annuitization start date. Transfers out of the GPAs done more than 30 days before the end of the guarantee period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. Transfers into the Special DCA fixed account (Current Contract) and DCA fixed account (Original Contract) are not permitted. GPAs, the regular fixed account (Current Contract) and the one-year fixed account (Original Contract) are subject to special restrictions. (See "Making the Most of Your
Contract -- Transferring Among Accounts").

SURRENDERS: You may surrender all or part of your contract value at any time before the annuitization start date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including a 10% IRS penalty if you make surrenders prior to your reaching age 59 1/2) and may have other tax consequences. If you have elected the SecureSource Stages rider or the SecureSource 20 rider, please consider carefully when you take withdrawals. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be reset based on your contract value at that time and you will no longer be eligible to receive the 20% credit available under the SecureSource 20 rider or any future rider credits under the SecureSource Stages. Certain other restrictions may apply. (See "Surrenders").


OPTIONAL BENEFITS: You can buy optional benefits with your contract for an additional charge if you meet certain criteria. We offer optional death benefits and optional living benefits. We currently offer various SecureSource riders ("SecureSource series") and Accumulation Protector Benefit rider as optional living benefits. SecureSource series are guaranteed minimum withdrawal benefits that permit you to withdraw a guaranteed amount from the contract over a period of time, which may include, under limited circumstances, the lifetime of a single person (Single Life) or the lifetime of you and your spouse (Joint


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 6  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

Life). When used in this prospectus, the term "SecureSource series" includes: the SecureSource Stages riders, the SecureSource 20 riders and the SecureSource riders, except where the SecureSource Stages riders, SecureSource 20 riders and SecureSource riders are specifically referenced and distinguished from other riders in the SecureSource series. Accumulation Protector Benefit rider is intended to provide you with a guaranteed contract value at the end of specified waiting period regardless of the volatility inherent in the investments in the subaccounts. Optional living benefits require the use of a Portfolio Navigator program (PN program) model portfolio or investment option which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of surrenders that can be taken under the optional benefit during a contract year. We previously offered other optional living benefits. (See "Optional Benefits"). Optional benefits vary by state and may have eligibility requirements.


We offer the following optional death benefits: MAV Death Benefit, 5% Accumulation Death Benefit, Enhanced Death Benefit, Benefit Protector Death Benefit rider and Benefit Protector Plus Death Benefit rider. Benefit Protector Death Benefit rider and Benefit Protector Plus Death Benefit rider are intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes.

BENEFITS IN CASE OF DEATH: For the Current Contract, if you die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. For the Original Contract, if you or the annuitant die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. (See "Benefits in Case of Death").


ANNUITY PAYOUTS: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the annuitization start date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you buy a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs, the Special DCA fixed account (Current Contract) and the DCA fixed accounts (Original Contract) are not available after the annuitization start date. (See "The Annuity Payout Period").



--------------------------------------------------------------------------------
                 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  7

EXPENSE SUMMARY


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A SURRENDER FROM THESE CONTRACTS. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAY PAY WHEN YOU MAKE A SURRENDER FROM ONE OF THESE CONTRACTS. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.


CONTRACT OWNER TRANSACTION EXPENSES



CURRENT CONTRACT:



(applications signed on or after Nov. 30, 2009, subject to state availability)





CONTRACT OWNER TRANSACTION EXPENSES



SURRENDER CHARGE

(Contingent deferred sales charge as a percentage of purchase payments surrendered)


                  NUMBER OF COMPLETED YEARS                                      SURRENDER CHARGE PERCENTAGE
             FROM DATE OF EACH PURCHASE PAYMENT                               APPLIED TO EACH PURCHASE PAYMENT
                              0                                                               7%

                              1                                                               7

                              2                                                               6

                              3                                                               6

                              4                                                               5

                              5                                                               4

                              6                                                               2

                              Thereafter                                                      0



SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- Payouts for a specified period:
If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")



THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.






ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                 MAXIMUM: $50     CURRENT: $40

ANNUAL CONTRACT ADMINISTRATIVE CHARGE IF YOUR CONTRACT VALUE          MAXIMUM: $20     CURRENT: $0
EQUALS OR EXCEEDS $50,000

CONTRACT ADMINISTRATIVE CHARGE AT FULL SURRENDER                      MAXIMUM: $50     CURRENT: $40





ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average daily subaccount value.)

YOU MUST CHOOSE ONE OF THE DEATH BENEFIT GUARANTEES. THE DEATH BENEFIT YOU CHOOSE DETERMINES THE MORTALITY AND EXPENSE RISK FEE YOU PAY. THE TABLE BELOW SHOWS THE DEATH BENEFIT GUARANTEES AVAILABLE TO YOU AND THEIR COST. THE VARIABLE ACCOUNT ADMINISTRATIVE CHARGE IS IN ADDITION TO THE MORTALITY AND EXPENSE RISK FEE.


--------------------------------------------------------------------------------
 8  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

                                                MORTALITY AND               VARIABLE ACCOUNT              TOTAL VARIABLE
                                              EXPENSE RISK FEE           ADMINISTRATIVE CHARGE           ACCOUNT EXPENSE

CV Death Benefit*                                   1.30%                         0.15%                        1.45%

ROPP Death Benefit                                  1.30                          0.15                         1.45

MAV Death Benefit                                   1.55                          0.15                         1.70

5% Accumulation Death Benefit                       1.70                          0.15                         1.85

Enhanced Death Benefit                              1.75                          0.15                         1.90




* CV Death Benefit is available only after an ownership change or spousal continuation if the new owner or spouse who continues the contract is over age 85 and therefore cannot qualify for the ROPP death benefit.


OTHER ANNUAL EXPENSES


OPTIONAL DEATH BENEFITS

If eligible, you may select an optional death benefit in addition to the ROPP and MAV Death Benefits. The fees apply only if you select one of these benefits.




BENEFIT PROTECTOR(R) DEATH BENEFIT RIDER FEE                                       0.25%

BENEFIT PROTECTOR(R) PLUS DEATH BENEFIT RIDER FEE                                  0.40%


(As a percentage of the contract value charged annually on the contract anniversary.)


OPTIONAL LIVING BENEFITS


If eligible, you may select one of the following optional living benefits if available in your state. The optional living benefits require participation in the PN program. The fees apply only if you elect one of these benefits.






SECURESOURCE(R) STAGES - SINGLE LIFE RIDER FEE                      MAXIMUM: 2.00%     CURRENT: 1.10%

SECURESOURCE(R) STAGES - JOINT LIFE RIDER FEE                       MAXIMUM: 2.50%     CURRENT: 1.35%


(Charged annually on the contract anniversary as a percentage of the contract value or the Benefit Base, whichever is greater.)




ACCUMULATION PROTECTOR BENEFIT(R) RIDER FEE                        MAXIMUM: 1.75%     CURRENT: 0.95%(1)




(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)



(1) For contracts with applications signed prior to Jan. 26, 2009, the current charge is 0.55%. For contract applications signed between Jan. 26, 2009 and June 1, 2009, the current charge is 0.80%. For contracts with applications signed on or after May 3, 2010, the current charge is 0.95%.








ORIGINAL CONTRACT:



(applications signed prior to Nov. 30, 2009 or in states where the Current Contract is not available)





CONTRACT OWNER TRANSACTION EXPENSES



SURRENDER CHARGE



(Contingent deferred sales charge as a percentage of purchase payments surrendered)




                  NUMBER OF COMPLETED YEARS                                      SURRENDER CHARGE PERCENTAGE
             FROM DATE OF EACH PURCHASE PAYMENT                               APPLIED TO EACH PURCHASE PAYMENT
                              0                                                               7%

                              1                                                               7

                              2                                                               6

                              3                                                               6

                              4                                                               5

                              5                                                               4

                              6                                                               2

                              Thereafter                                                      0




SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See Charges -- Surrender Charge and The Annuity Payout Period -- Annuity Payout Plans.)



--------------------------------------------------------------------------------
                 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  9

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.





ANNUAL CONTRACT ADMINISTRATIVE CHARGE AND AT FULL SURRENDER                         $40




(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary except at full surrender)



ANNUAL VARIABLE ACCOUNT EXPENSES


(As a percentage of average daily subaccount value.)



YOU MUST CHOOSE ONE OF THE DEATH BENEFIT GUARANTEES. THE DEATH BENEFIT YOU CHOOSE DETERMINES THE MORTALITY AND EXPENSE RISK FEE YOU PAY. THE TABLE BELOW SHOWS THE DEATH BENEFIT GUARANTEES AVAILABLE TO YOU AND THEIR COST. THE VARIABLE ACCOUNT ADMINISTRATIVE CHARGE IS IN ADDITION TO THE MORTALITY AND EXPENSE RISK FEE.





                                                MORTALITY AND               VARIABLE ACCOUNT              TOTAL VARIABLE
                                              EXPENSE RISK FEE           ADMINISTRATIVE CHARGE           ACCOUNT EXPENSE

ROP Death Benefit                                   1.30%                         0.15%                        1.45%

MAV Death Benefit                                   1.50                          0.15                         1.65

5% Accumulation Death Benefit                       1.65                          0.15                         1.80

Enhanced Death Benefit                              1.70                          0.15                         1.85





OTHER ANNUAL EXPENSES


OPTIONAL DEATH BENEFITS

If eligible, you may select an optional death benefit in addition to the ROP and MAV Death Benefits. The fees apply only if you select one of these benefits.




BENEFIT PROTECTOR(R) DEATH BENEFIT RIDER FEE                                       0.25%

BENEFIT PROTECTOR(R) PLUS DEATH BENEFIT RIDER FEE                                  0.40%


(As a percentage of the contract value charged annually on the contract anniversary.)

OPTIONAL LIVING BENEFITS
The following optional living benefits, except as noted, are no longer available for purchase. The fees apply only if you elected one of these benefits when you purchased your contract. Each optional living benefit requires participation in the PN program.


FOR APPLICATIONS SIGNED ON OR AFTER AUG. 10, 2009 BUT PRIOR TO NOV. 30, 2009, SUBJECT TO STATE AVAILABILITY, OR IN STATES WHERE THE CURRENT CONTRACT IS NOT
AVAILABLE:





SECURESOURCE(R) 20 - SINGLE LIFE RIDER FEE                          MAXIMUM: 2.00%     CURRENT: 1.25%

SECURESOURCE(R) 20 - JOINT LIFE RIDER FEE                           MAXIMUM: 2.50%     CURRENT: 1.55%




(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)



FOR APPLICATIONS SIGNED ON OR AFTER JAN. 26, 2009, BUT PRIOR TO AUG. 10, 2009, OR IN STATES WHERE THE CURRENT CONTRACT AND SECURESOURCE 20 ARE NOT AVAILABLE:





SECURESOURCE(R) - SINGLE LIFE RIDER FEE                             MAXIMUM: 2.00%     CURRENT: 1.10%

SECURESOURCE(R) - JOINT LIFE RIDER FEE                              MAXIMUM: 2.50%     CURRENT: 1.40%




(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)



FOR APPLICATIONS SIGNED ON OR AFTER JUNE 1, 2008, BUT PRIOR TO JAN. 26, 2009:





SECURESOURCE(R) - SINGLE LIFE RIDER FEE                             MAXIMUM: 1.50%     CURRENT: 0.75%

SECURESOURCE(R) - JOINT LIFE RIDER FEE                              MAXIMUM: 1.75%     CURRENT: 0.95%




(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)



FOR APPLICATIONS SIGNED PRIOR TO JUNE 1, 2008:





SECURESOURCE(R) - SINGLE LIFE RIDER FEE                             MAXIMUM: 1.50%     CURRENT: 0.65%

SECURESOURCE(R) - JOINT LIFE RIDER FEE                              MAXIMUM: 1.75%     CURRENT: 0.85%




(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)




GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER FEE                 MAXIMUM: 1.50%     CURRENT: 0.65%


(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)


--------------------------------------------------------------------------------
 10  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS


GUARANTOR(R) WITHDRAWAL BENEFIT RIDER FEE                          MAXIMUM: 1.50%     CURRENT: 0.55%


(As a percentage of contract value charged annually on the contract anniversary.)



INCOME ASSURER BENEFIT(R) - MAV RIDER FEE                          MAXIMUM: 1.50%     CURRENT: 0.30%(1)

INCOME ASSURER BENEFIT(R) - 5% ACCUMULATION BENEFIT BASE RIDER     MAXIMUM: 1.75%     CURRENT: 0.60%(1)
FEE

INCOME ASSURER BENEFIT(R) - GREATER OF MAV OR 5% ACCUMULATION      MAXIMUM: 2.00%     CURRENT: 0.65%(1)
BENEFIT BASE RIDER FEE


(As a percentage of the guaranteed income benefit base charged annually on the contract anniversary.)

(1) For applications signed prior to Oct. 7, 2004, the following current annual rider charges apply: Income Assurer Benefit - MAV -- 0.55%, Income Assurer Benefit - 5% Accumulation Benefit Base -- 0.70%; and Income Assurer
    Benefit - Greater of MAV or 5% Accumulation Benefit Base -- 0.75%.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  11

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2009, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)(1)



                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                 0.50%                1.57%



(1) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)




                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

AllianceBernstein VPS Balanced Wealth Strategy Portfolio         0.55%      0.25%    0.15%           --%          0.95%
(Class B)


AllianceBernstein VPS Global Thematic Growth Portfolio           0.75       0.25     0.25            --           1.25
(Class B)
(previously AllianceBernstein VPS Global Technology
Portfolio (Class B))


AllianceBernstein VPS Growth and Income Portfolio (Class B)      0.55       0.25     0.08            --           0.88


AllianceBernstein VPS International Value Portfolio (Class       0.75       0.25     0.08            --           1.08
B)


American Century VP Inflation Protection, Class II               0.48       0.25     0.01            --           0.74


American Century VP International, Class II                      1.26       0.25     0.01          0.01           1.53


American Century VP Mid Cap Value, Class II                      0.90       0.25     0.01            --           1.16


American Century VP Ultra(R), Class II                           0.90       0.25     0.01            --           1.16


American Century VP Value, Class II                              0.87       0.25       --            --           1.12


Columbia High Yield Fund, Variable Series, Class B               0.78       0.25     0.14            --           1.17(1)


Columbia Marsico Growth Fund, Variable Series, Class A           0.91         --     0.02            --           0.93(1)


Columbia Marsico International Opportunities Fund, Variable      1.02       0.25     0.17            --           1.44(1)
Series, Class B


Columbia Small Cap Value Fund, Variable Series, Class B          0.80       0.25     0.12            --           1.17(2)


Credit Suisse Trust - Commodity Return Strategy Portfolio        0.50       0.25     0.45            --           1.20(3)


Dreyfus Investment Portfolios MidCap Stock Portfolio,            0.75       0.25     0.09            --           1.09
Service Shares


Dreyfus Investment Portfolios Technology Growth Portfolio,       0.75       0.25     0.11          0.01           1.12
Service Shares


Dreyfus Variable Investment Fund Appreciation Portfolio,         0.75       0.25     0.05            --           1.05
Service Shares


Dreyfus Variable Investment Fund International Equity            0.75       0.25     0.37            --           1.37
Portfolio, Service Shares


Dreyfus Variable Investment Fund International Value             1.00       0.25     0.32            --           1.57
Portfolio, Service Shares


Eaton Vance VT Floating-Rate Income Fund                         0.57       0.25     0.33            --           1.15


Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2          0.56       0.25     0.11            --           0.92


Fidelity(R) VIP Growth Portfolio Service Class 2                 0.56       0.25     0.13            --           0.94


Fidelity(R) VIP Investment Grade Bond Portfolio Service          0.32       0.25     0.12            --           0.69
Class 2


Fidelity(R) VIP Mid Cap Portfolio Service Class 2                0.56       0.25     0.12            --           0.93


Fidelity(R) VIP Overseas Portfolio Service Class 2               0.71       0.25     0.16            --           1.12


FTVIPT Franklin Income Securities Fund - Class 2                 0.45       0.25     0.02            --           0.72


FTVIPT Franklin Rising Dividends Securities Fund - Class 2       0.63       0.25     0.03          0.02           0.93(4)


FTVIPT Franklin Small-Mid Cap Growth Securities                  0.51       0.25     0.30          0.01           1.07(4)
Fund - Class 2




--------------------------------------------------------------------------------
 12  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

FTVIPT Mutual Shares Securities Fund - Class 2                   0.60%      0.25%    0.18%           --%          1.03%


FTVIPT Templeton Global Bond Securities Fund - Class 2           0.47       0.25     0.07            --           0.79


FTVIPT Templeton Growth Securities Fund - Class 2                0.75       0.25     0.04            --           1.04


Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares      0.80         --     0.06            --           0.86


Goldman Sachs VIT Structured U.S. Equity                         0.64         --     0.08            --           0.72(5)
Fund - Institutional Shares


Invesco V.I. Basic Value Fund, Series II Shares                  0.69       0.25     0.30          0.01           1.25
(previously AIM V.I. Basic Value Fund, Series II Shares)


Invesco V.I. Capital Appreciation Fund, Series II Shares         0.62       0.25     0.29          0.01           1.17
(previously AIM V.I. Capital Appreciation Fund, Series II
Shares)


Invesco V.I. Capital Development Fund, Series II Shares          0.75       0.25     0.36          0.01           1.37(6)
(previously AIM V.I. Capital Development Fund, Series II
Shares)


Invesco V.I. Global Health Care Fund, Series II Shares           0.75       0.25     0.39          0.01           1.40
(previously AIM V.I. Global Health Care Fund, Series II
Shares)


Invesco V.I. International Growth Fund, Series II Shares         0.71       0.25     0.33          0.02           1.31
(previously AIM V.I. International Growth Fund, Series II
Shares)


Invesco V.I. Mid Cap Core Equity Fund, Series II Shares          0.73       0.25     0.31          0.03           1.32
(previously AIM V.I. Mid Cap Core Equity Fund, Series II
Shares)


Janus Aspen Series Janus Portfolio: Service Shares               0.64       0.25     0.03            --           0.92


Legg Mason ClearBridge Variable Small Cap Growth Portfolio,      0.75         --     0.17            --           0.92
Class I
(previously Legg Mason Partners Variable Small Cap Growth
Portfolio, Class I)


MFS(R) Investors Growth Stock Series - Service Class             0.75       0.25     0.11            --           1.11


MFS(R) New Discovery Series - Service Class                      0.90       0.25     0.13            --           1.28


MFS(R) Total Return Series - Service Class                       0.75       0.25     0.07            --           1.07


MFS(R) Utilities Series - Service Class                          0.73       0.25     0.09            --           1.07


Oppenheimer Capital Appreciation Fund/VA, Service Shares         0.66       0.25     0.13            --           1.04(7)


Oppenheimer Global Securities Fund/VA, Service Shares            0.64       0.25     0.11            --           1.00


Oppenheimer Global Strategic Income Fund/VA, Service Shares      0.55       0.25     0.10          0.03           0.93(8)
(previously Oppenheimer Strategic Bond Fund/VA, Service
Shares)


Oppenheimer Main Street Small Cap Fund/VA, Service Shares        0.71       0.25     0.19            --           1.15(7)


PIMCO VIT All Asset Portfolio, Advisor Share Class               0.43       0.25       --          0.69           1.37


Putnam VT Global Health Care Fund - Class IB Shares              0.63       0.25     0.19          0.01           1.08(9)


Putnam VT International Equity Fund - Class IB Shares            0.70       0.25     0.20            --           1.15(10)


Putnam VT Small Cap Value Fund - Class IB Shares                 0.63       0.25     0.22          0.05           1.15(9)


Putnam VT Vista Fund - Class IB Shares                           0.59       0.25     0.20          0.01           1.05(9)


RVST RiverSource Variable Portfolio - Cash Management Fund       0.33       0.13     0.18            --           0.64
(Class 3)


RVST RiverSource Variable Portfolio - Diversified Bond Fund      0.44       0.13     0.14            --           0.71
(Class 3)


RVST RiverSource Variable Portfolio - Diversified Equity         0.50       0.13     0.13            --           0.76
Income Fund (Class 3)


RVST RiverSource Variable Portfolio - Dynamic Equity Fund        0.44       0.13     0.14          0.01           0.72
(Class 3)


RVST RiverSource Variable Portfolio - Global Inflation           0.43       0.13     0.15            --           0.71(11)
Protected Securities Fund (Class 3)


RVST RiverSource Variable Portfolio - High Yield Bond Fund       0.59       0.13     0.14            --           0.86
(Class 3)


RVST RiverSource Variable Portfolio - Income Opportunities       0.60       0.13     0.15            --           0.88
Fund (Class 3)


RVST RiverSource Variable Portfolio - Mid Cap Growth Fund        0.80       0.13     0.14            --           1.07(11)
(Class 3)


RVST RiverSource Variable Portfolio - Mid Cap Value Fund         0.58       0.13     0.14            --           0.85
(Class 3)


RVST RiverSource Variable Portfolio - S&P 500 Index Fund         0.22       0.13     0.15            --           0.50(11)
(Class 3)


RVST RiverSource Variable Portfolio - Short Duration U.S.        0.48       0.13     0.15            --           0.76
Government Fund (Class 3)


RVST Seligman Variable Portfolio - Growth Fund (Class 3)         0.52       0.13     0.15            --           0.80


RVST Seligman Variable Portfolio - Larger-Cap Value Fund         0.61       0.13     0.50            --           1.24(11)
(Class 3)




--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  13

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

RVST Threadneedle Variable Portfolio - Emerging Markets          1.08%      0.13%    0.21%           --%          1.42%(11)
Fund (Class 3)


RVST Threadneedle Variable Portfolio - International             0.85       0.13     0.18            --           1.16
Opportunity Fund (Class 3)


RVST Variable Portfolio - Davis New York Venture Fund            0.68       0.13     0.13            --           0.94(11)
(Class 3)
(previously RVST RiverSource Partners Variable
Portfolio - Fundamental Value Fund)


RVST Variable Portfolio - Goldman Sachs Mid Cap Value Fund       0.81       0.13     0.62            --           1.56(11)
(Class 3)
(previously RVST RiverSource Partners Variable
Portfolio - Select Value Fund)


RVST Variable Portfolio - Partners Small Cap Value Fund          0.99       0.13     0.15          0.02           1.29(11)
(Class 3)
(previously RVST RiverSource Partners Variable
Portfolio - Small Cap Value Fund)


RVST Variable Portfolio - Aggressive Portfolio (Class 2)           --       0.25     0.04          0.77           1.06(12)


RVST Variable Portfolio - Aggressive Portfolio (Class 4)           --       0.25     0.04          0.77           1.06(12),(13)


RVST Variable Portfolio - Conservative Portfolio (Class 2)         --       0.25     0.04          0.62           0.91(12)


RVST Variable Portfolio - Conservative Portfolio (Class 4)         --       0.25     0.04          0.62           0.91(12),(13)


RVST Variable Portfolio - Moderate Portfolio (Class 2)             --       0.25     0.04          0.70           0.99(12)


RVST Variable Portfolio - Moderate Portfolio (Class 4)             --       0.25     0.04          0.70           0.99(12),(13)


RVST Variable Portfolio - Moderately Aggressive Portfolio          --       0.25     0.04          0.74           1.03(12)
(Class 2)


RVST Variable Portfolio - Moderately Aggressive Portfolio          --       0.25     0.04          0.74           1.03(12),(13)
(Class 4)


RVST Variable Portfolio - Moderately Conservative Portfolio        --       0.25     0.04          0.66           0.95(12)
(Class 2)


RVST Variable Portfolio - Moderately Conservative Portfolio        --       0.25     0.04          0.66           0.95(12),(13)
(Class 4)


Van Kampen Life Investment Trust Comstock Portfolio, Class       0.56       0.25     0.06            --           0.87
II Shares


Van Kampen's UIF Global Real Estate Portfolio, Class II          0.85       0.35     0.36          0.01           1.57
Shares


Van Kampen's UIF Mid Cap Growth Portfolio, Class II Shares       0.75       0.35     0.31          0.01           1.42


Van Kampen's UIF U.S. Real Estate Portfolio, Class II            0.80       0.35     0.34          0.01           1.50(14)
Shares


Wanger International                                             0.85         --     0.20            --           1.05


Wanger USA                                                       0.86         --     0.12            --           0.98






   * The Funds provided the information on their expenses and we have not independently verified the information.


  ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) The Advisor has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.60% for Columbia High Yield Fund, Variable Series, Class B, 1.05% for Columbia Marsico Growth Fund, Variable Series, Class A and 1.20% for Columbia Marsico International Opportunities Fund, Variable Series, Class B, of the Fund's average daily net assets on an annualized basis. These arrangements may be modified or terminated by the Advisor at any time.


 (2) Other expenses have been restated to reflect contractual changes to the fees paid by the Fund. The Advisor has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.95% of the Fund's average daily net assets. In addition, the Distributor has voluntarily agreed to reimburse the distribution fee in excess of 0.15% when the total operating expenses, including distribution fees, exceed the annual rate of 1.10% of the average daily net assets. Columbia or the Distributor, at their discretion, may modify or terminate these arrangements at any time.


 (3) Credit Suisse fee waivers and expense reimbursements are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements, net expenses would be 0.95%.


 (4) The manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money market fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.92% for FTVIPT Franklin Rising Dividends Securities Fund - Class 2 and 1.06% for FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2.


 (5) The Investment Adviser has voluntarily agreed to reduce or limit other expenses (subject to certain exclusions) equal on an annualized basis to 0.004% of the Fund's average daily net assets. Prior to July 1, 2009, this fee as a percentage of average daily net assets was 0.044% of the Fund. The expense reductions may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval.


 (6) The Advisor has contractually agreed, through at least April 30, 2011, to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. After fee waivers and expense reimbursements net expenses would be 1.36%. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time.


 (7) The Manager has voluntarily undertaken to limit the Fund's total annual operating expenses so that the expenses, as percentages of daily net assets will not exceed the annual rate of 1.05% for Oppenheimer Capital Appreciation Fund/VA, Service Shares and 1.05% for Oppenheimer Main Street Small Cap Fund/VA, Service Shares. This voluntary undertaking may be amended or withdrawn at any time.



--------------------------------------------------------------------------------
 14  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

 (8) The Manager will voluntarily waive and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC.


 (9) The fees reflect projected expenses under a new management contract effective Jan. 1, 2010, changes in the fund's investor servicing contract and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.


(10) The fees reflect projected expenses under a new management contract effective Jan. 1, 2010 and changes in the fund's investor servicing contract.


(11) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment, will not exceed 0.76% for RVST RiverSource Variable Portfolio - Global Inflation Protected Securities Fund (Class 3), 1.08% for RVST RiverSource Variable Portfolio - Mid Cap Growth Fund (Class 3), 0.53% for RVST RiverSource Variable Portfolio - S&P 500 Index Fund (Class 3), 1.05% for RVST Seligman Variable Portfolio - Larger-Cap Value Fund (Class 3), 1.53% for RVST Threadneedle Variable Portfolio - Emerging Markets Fund (Class 3), 0.99% for RVST Variable Portfolio - Davis New York Venture Fund (Class 3), 1.20% for RVST Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 3) and 1.20% for RVST Variable Portfolio - Partners Small Cap Value Fund (Class 3).


(12) Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year. RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 2 and Class 4 shares of the Fund until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (excluding acquired fund fees and expenses) will not exceed 0.32% for each of the Class 2 and Class 4 shares of the Fund's.


(13) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 4 shares of the Fund until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (including acquired fund fees and expenses) will not exceed 0.99% for RVST Variable
     Portfolio - Aggressive Portfolio (Class 4), 0.86% for RVST Variable Portfolio - Conservative Portfolio (Class 4), 0.94% for RVST Variable Portfolio - Moderate Portfolio (Class 4), 0.98% RVST Variable
     Portfolio - Moderately Aggressive Portfolio (Class 4) and 0.90% for RVST Variable Portfolio - Moderately Conservative Portfolio (Class 4).


(14) After giving effect to the Adviser's voluntary fee waivers and/or expense reimbursements, the total annual operating expenses incurred by investors, including certain investment related expenses was 1.38%.




--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  15

EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

CURRENT CONTRACT:


(applications signed on or after Nov. 30, 2009, subject to state availability)


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds offered. They assume that you select the MAV Death Benefit, the SecureSource Stages - Joint Life rider and the Benefit Protector Plus Death Benefit(1),(3). Although your actual costs may be higher or lower, based on the assumptions your costs would be:



                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                       IF YOU SURRENDER YOUR CONTRACT AT THE END       OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                             OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
                      1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS     10 YEARS

                      $1,380      $2,612      $3,820      $6,479      $680       $2,012      $3,320      $6,479





MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROPP Death Benefit and do not select any optional benefits(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                             IF YOU SURRENDER YOUR CONTRACT            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                       AT THE END OF THE APPLICABLE TIME PERIOD:      AT THE END OF THE APPLICABLE TIME PERIOD:
                      1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS     10 YEARS

                       $940       $1,335      $1,753      $2,652      $240        $735       $1,253      $2,652






ORIGINAL CONTRACT:

(applications signed prior to Nov. 30, 2009 or in states where the Current Contract is not available)


FOR APPLICATIONS SIGNED ON OR AFTER JAN. 26, 2009

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds offered on or after May 1, 2007. They assume that you select the MAV Death Benefit, the SecureSource - Joint Life rider or SecureSource 20 - Joint Life rider and the Benefit Protector Plus Death Benefit.(2),(3) Although your actual costs may be higher or lower, based on the assumptions your costs would be:



                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                             IF YOU SURRENDER YOUR CONTRACT            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                       AT THE END OF THE APPLICABLE TIME PERIOD:      AT THE END OF THE APPLICABLE TIME PERIOD:
                      1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS     10 YEARS

                      $1,365      $2,569      $3,751      $6,355      $665       $1,969      $3,251      $6,355






FOR APPLICATIONS SIGNED ON OR AFTER JUNE 1, 2008, BUT PRIOR TO JAN. 26, 2009


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits, and the maximum fees and expenses of any of the funds offered on or after May 1, 2007. They assume that you select the MAV Death Benefit, the SecureSource - Joint Life rider and the Benefit Protector Plus Death Benefit.(2),(3) Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                             IF YOU SURRENDER YOUR CONTRACT            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                       AT THE END OF THE APPLICABLE TIME PERIOD:      AT THE END OF THE APPLICABLE TIME PERIOD:
                      1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS     10 YEARS

                      $1,289      $2,352      $3,401      $5,722      $589       $1,752      $2,901      $5,722







--------------------------------------------------------------------------------
 16  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

FOR APPLICATIONS SIGNED PRIOR TO JUNE 1, 2008

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits, and the maximum fees and expenses of any of the funds for contracts we offered prior to May 1, 2007. They assume that you selected the MAV Death Benefit, Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base and the Benefit Protector Plus Death Benefit.(2),(3) Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                             IF YOU SURRENDER YOUR CONTRACT            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                       AT THE END OF THE APPLICABLE TIME PERIOD:      AT THE END OF THE APPLICABLE TIME PERIOD:
                      1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS     10 YEARS

                      $1,321      $2,481      $3,668      $6,509      $621       $1,881      $3,168      $6,509





FOR ALL APPLICATIONS SIGNED UNDER THE ORIGINAL CONTRACT
MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP Death Benefit and do not select any optional benefits(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                             IF YOU SURRENDER YOUR CONTRACT            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                       AT THE END OF THE APPLICABLE TIME PERIOD:      AT THE END OF THE APPLICABLE TIME PERIOD:
                      1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS     10 YEARS

                       $940       $1,335      $1,753      $2,652      $240        $735       $1,253      $2,652





(1) In these examples, the contract administrative charge is $50.
(2) In these examples, the contract administrative charge is $40.
(3) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  17

CONDENSED FINANCIAL INFORMATION

You can find unaudited condensed financial information for the subaccounts representing the lowest and highest total annual variable account expense combinations in Appendix N.

FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statements date.


THE VARIABLE ACCOUNT AND THE FUNDS

VARIABLE ACCOUNT. The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS. This contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a

--------------------------------------------------------------------------------
 18 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.


- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, Variable Portfolio funds, Threadneedle Variable Portfolio funds, Seligman Variable Portfolio funds, Disciplined Asset Allocation Portfolio funds and Variable Portfolio funds of funds. In addition, on Sept. 29, 2009, Ameriprise Financial, Inc. entered into an agreement with Bank of America Corporation to buy a portion of the asset management business of Columbia Management Group, LLC, including Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC (the "Transaction"). The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the second quarter of 2010. Certain separate accounts invest in funds sponsored by Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.


  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in one of these contracts and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering from the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including, but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating investment professionals who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and investment professionals.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  19

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


--------------------------------------------------------------------------------
 20  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

UNLESS THE PN PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:




----------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER   AVAILABLE UNDER
                       CONTRACTS WITH    CONTRACTS WITH
                       APPLICATIONS      APPLICATIONS
                       SIGNED            SIGNED
                       ON OR AFTER       PRIOR TO          INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007       MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------
AllianceBernstein             N                 Y          Seeks to maximize total        AllianceBernstein L.P.
VPS Balanced Wealth                                        return consistent with
Strategy Portfolio                                         AllianceBernstein's
(Class B)                                                  determination of reasonable
                                                           risk.
----------------------------------------------------------------------------------------------------------------------

AllianceBernstein             Y                 Y          Seeks long-term growth of      AllianceBernstein L.P.
VPS Global Thematic                                        capital.
Growth Portfolio
(Class B)
(previously
AllianceBernstein
VPS Global
Technology Portfolio
(Class B))
----------------------------------------------------------------------------------------------------------------------

AllianceBernstein             Y                 Y          Seeks long-term growth of      AllianceBernstein L.P.
VPS Growth and                                             capital.
Income Portfolio
(Class B)
----------------------------------------------------------------------------------------------------------------------

AllianceBernstein             Y                 Y          Seeks long-term growth of      AllianceBernstein L.P.
VPS International                                          capital.
Value Portfolio
(Class B)
----------------------------------------------------------------------------------------------------------------------

American Century VP           N                 Y          The Fund pursues long-term     American Century Investment
Inflation                                                  total return using a           Management, Inc.
Protection, Class II                                       strategy that seeks to
                                                           protect against U.S.
                                                           inflation.
----------------------------------------------------------------------------------------------------------------------

American Century VP           N                 Y          Seeks capital growth.          American Century Global
International, Class                                                                      Investment Management, Inc.
II
----------------------------------------------------------------------------------------------------------------------

American Century VP           Y                 Y          Seeks long-term capital        American Century Investment
Mid Cap Value, Class                                       growth. Income is a            Management, Inc.
II                                                         secondary objective.
----------------------------------------------------------------------------------------------------------------------

American Century VP           Y                 Y          Seeks long-term capital        American Century Investment
Ultra(R), Class II                                         growth.                        Management, Inc.
----------------------------------------------------------------------------------------------------------------------

American Century VP           Y                 Y          Seeks long-term capital        American Century Investment
Value, Class II                                            growth. Income is a            Management, Inc.
                                                           secondary objective.
----------------------------------------------------------------------------------------------------------------------

Columbia High Yield           Y                 Y          Seeks total return,            Columbia Management
Fund, Variable                                             consisting of a high level     Investment Advisers, LLC,
Series, Class B                                            of income and capital          advisor; MacKay Shields LLC,
                                                           appreciation.                  subadviser.
----------------------------------------------------------------------------------------------------------------------

Columbia Marsico              Y                 Y          Seeks long-term growth of      Columbia Management
Growth Fund,                                               capital.                       Investment Advisers, LLC,
Variable Series,                                                                          adviser; Marsico Capital
Class A                                                                                   Management, LLC, sub-
                                                                                          adviser.
----------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  21

----------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER   AVAILABLE UNDER
                       CONTRACTS WITH    CONTRACTS WITH
                       APPLICATIONS      APPLICATIONS
                       SIGNED            SIGNED
                       ON OR AFTER       PRIOR TO          INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007       MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------
Columbia Marsico              Y                 Y          Seeks long-term growth of      Columbia Management
International                                              capital.                       Investment Advisers, LLC,
Opportunities Fund,                                                                       adviser; Marsico Capital
Variable Series,                                                                          Management, LLC, sub-
Class B                                                                                   adviser.
----------------------------------------------------------------------------------------------------------------------

Columbia Small Cap            Y                 Y          Seeks long-term capital        Columbia Management
Value Fund, Variable                                       appreciation.                  Investment Advisers, LLC
Series, Class B
----------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust           Y                 Y          Seeks total return.            Credit Suisse Asset
- Commodity Return                                                                        Management, LLC
Strategy Portfolio
----------------------------------------------------------------------------------------------------------------------

Dreyfus Investment            N                 Y          Seeks investment results       The Dreyfus Corporation
Portfolios MidCap                                          that are greater than the
Stock Portfolio,                                           total return performance of
Service Shares                                             publicly traded common
                                                           stocks of medium-size
                                                           domestic companies in the
                                                           aggregate, as represented by
                                                           the Standard & Poor's MidCap
                                                           400 Index.
----------------------------------------------------------------------------------------------------------------------

Dreyfus Investment            N                 Y          Seeks capital appreciation.    The Dreyfus Corporation
Portfolios
Technology Growth
Portfolio, Service
Shares
----------------------------------------------------------------------------------------------------------------------

Dreyfus Variable              N                 Y          Seeks long-term capital        The Dreyfus Corporation;
Investment Fund                                            growth consistent with the     Fayez Sarofim & Co., sub-
Appreciation                                               preservation of capital. Its   adviser.
Portfolio, Service                                         secondary goal is current
Shares                                                     income.
----------------------------------------------------------------------------------------------------------------------

Dreyfus Variable              Y                 Y          Seeks capital growth.          The Dreyfus Corporation;
Investment Fund                                                                           Newton Capital Management
International Equity                                                                      Limited, sub-adviser
Portfolio, Service
Shares
----------------------------------------------------------------------------------------------------------------------

Dreyfus Variable              Y                 Y          Seeks long-term capital        The Dreyfus Corporation,
Investment Fund                                            growth.                        adviser; the Boston Company
International Value                                                                       Asset Management LLC,
Portfolio, Service                                                                        subadviser.
Shares
----------------------------------------------------------------------------------------------------------------------

Eaton Vance VT                Y                 Y          Seeks high level of current    Eaton Vance Management
Floating-Rate Income                                       income.
Fund
----------------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP               Y                 Y          Seeks long-term capital        Fidelity Management &
Contrafund(R)                                              appreciation. Normally         Research Company (FMR),
Portfolio Service                                          invests primarily in common    investment manager; FMR U.K.
Class 2                                                    stocks. Invests in             and FMR Far East, sub-
                                                           securities of companies        advisers.
                                                           whose value it believes is
                                                           not fully recognized by the
                                                           public. Invests in either
                                                           "growth" stocks or "value"
                                                           stocks or both. The fund
                                                           invests in domestic and
                                                           foreign issuers.
----------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 22  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER   AVAILABLE UNDER
                       CONTRACTS WITH    CONTRACTS WITH
                       APPLICATIONS      APPLICATIONS
                       SIGNED            SIGNED
                       ON OR AFTER       PRIOR TO          INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007       MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP               N                 Y          Seeks to achieve capital       FMR, investment manager; FMR
Growth Portfolio                                           appreciation. Normally         U.K., FMR Far East, sub-
Service Class 2                                            invests primarily in common    advisers.
                                                           stocks. Invests in companies
                                                           that it believes have above-
                                                           average growth potential
                                                           (stocks of these companies
                                                           are often called "growth"
                                                           stocks). The Fund invests in
                                                           domestic and foreign
                                                           issuers.
----------------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP               Y                 Y          Seeks as high level of         FMR, investment manager; FMR
Investment Grade                                           current income as is           U.K., FMR Far East, sub-
Bond Portfolio                                             consistent with the            advisers.
Service Class 2                                            preservation of capital.
                                                           Normally invests at least
                                                           80% of assets in investment-
                                                           grade debt securities (those
                                                           of medium and high quality)
                                                           of all types and repurchase
                                                           agreements for those
                                                           securities.
----------------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP Mid           Y                 Y          Seeks long-term growth of      FMR, investment manager; FMR
Cap Portfolio                                              capital. Normally invests      U.K., FMR Far East, sub-
Service Class 2                                            primarily in common stocks.    advisers.
                                                           Normally invests at least
                                                           80% of assets in securities
                                                           of companies with medium
                                                           market capitalizations. May
                                                           invest in companies with
                                                           smaller or larger market
                                                           capitalizations. Invests in
                                                           domestic and foreign
                                                           issuers. The Fund invests in
                                                           either "growth" or "value"
                                                           common stocks or both.
----------------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP               Y                 Y          Seeks long-term growth of      FMR, investment manager; FMR
Overseas Portfolio                                         capital. Normally invests      U.K., FMR Far East, Fidelity
Service Class 2                                            primarily in common stocks     International Investment
                                                           allocating investments         Advisors (FIIA) and FIIA
                                                           across different countries     U.K., sub-advisers.
                                                           and regions. Normally
                                                           invests at least 80% of
                                                           assets in non-U.S.
                                                           securities.
----------------------------------------------------------------------------------------------------------------------

FTVIPT Franklin               Y                 Y          Seeks to maximize income       Franklin Advisers, Inc.
Income Securities                                          while maintaining prospects
Fund - Class 2                                             for capital appreciation.
----------------------------------------------------------------------------------------------------------------------

FTVIPT Franklin               N                 Y          Seeks long-term capital        Franklin Advisory Services,
Rising Dividends                                           appreciation, with             LLC
Securities                                                 preservation of capital as
Fund - Class 2                                             an important consideration.
----------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  23

----------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER   AVAILABLE UNDER
                       CONTRACTS WITH    CONTRACTS WITH
                       APPLICATIONS      APPLICATIONS
                       SIGNED            SIGNED
                       ON OR AFTER       PRIOR TO          INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007       MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin               N                 Y          Seeks long-term capital        Franklin Advisers, Inc.
Small-Mid Cap Growth                                       growth.
Securities
Fund - Class 2
----------------------------------------------------------------------------------------------------------------------

FTVIPT Mutual Shares          N                 Y          Seeks capital appreciation,    Franklin Mutual Advisers,
Securities                                                 with income as a secondary     LLC
Fund - Class 2                                             goal.
----------------------------------------------------------------------------------------------------------------------

FTVIPT Templeton              Y                 Y          Seeks high current income      Franklin Advisers, Inc.
Global Bond                                                consistent with preservation
Securities                                                 of capital, with capital
Fund - Class 2                                             appreciation as a secondary
                                                           consideration.
----------------------------------------------------------------------------------------------------------------------

FTVIPT Templeton              Y                 Y          Seeks long-term capital        Templeton Global Advisors
Growth Securities                                          growth.                        Limited, adviser; Templeton
Fund - Class 2                                                                            Asset Management Ltd.,
                                                                                          subadviser.
----------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT             Y                 Y          Seeks long-term capital        Goldman Sachs Asset
Mid Cap Value                                              appreciation.                  Management, L.P.
Fund - Institutional
Shares
----------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT             Y                 Y          Seeks long-term growth of      Goldman Sachs Asset
Structured U.S.                                            capital and dividend income.   Management, L.P.
Equity
Fund - Institutional
Shares
----------------------------------------------------------------------------------------------------------------------

Invesco V.I. Basic            N                 Y          Seeks long-term growth of      Invesco Advisers, Inc.
Value Fund, Series                                         capital.
II Shares
(previously AIM V.I.
Basic Value Fund,
Series II Shares)
----------------------------------------------------------------------------------------------------------------------

Invesco V.I. Capital          Y                 Y          Seeks growth of capital.       Invesco Advisers, Inc.
Appreciation Fund,
Series II Shares
(previously AIM V.I.
Capital Appreciation
Fund, Series II
Shares)
----------------------------------------------------------------------------------------------------------------------

Invesco V.I. Capital          Y                 Y          Seeks long-term growth of      Invesco Advisers, Inc.
Development Fund,                                          capital.
Series II Shares
(previously AIM V.I.
Capital Development
Fund, Series II
Shares)
----------------------------------------------------------------------------------------------------------------------

Invesco V.I. Global           Y                 Y          Seeks capital growth.          Invesco Advisers, Inc.
Health Care Fund,
Series II Shares
(previously AIM V.I.
Global Health Care
Fund, Series II
Shares)
----------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 24  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER   AVAILABLE UNDER
                       CONTRACTS WITH    CONTRACTS WITH
                       APPLICATIONS      APPLICATIONS
                       SIGNED            SIGNED
                       ON OR AFTER       PRIOR TO          INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007       MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------
Invesco V.I.                  Y                 Y          Seeks long-term growth of      Invesco Advisers, Inc.
International Growth                                       capital.
Fund, Series II
Shares (previously
AIM V.I.
International Growth
Fund, Series II
Shares)
----------------------------------------------------------------------------------------------------------------------

Invesco V.I. Mid Cap          N                 Y          Seeks long-term growth of      Invesco Advisers, Inc.
Core Equity Fund,                                          capital.
Series II Shares
(previously AIM V.I.
Mid Cap Core Equity
Fund, Series II
Shares)
----------------------------------------------------------------------------------------------------------------------

Janus Aspen Series            Y                 Y          Seeks long-term growth of      Janus Capital Management LLC
Janus Portfolio:                                           capital in a manner
Service Shares                                             consistent with the
                                                           preservation of capital.
----------------------------------------------------------------------------------------------------------------------

Legg Mason                    Y                 Y          Seeks long-term growth of      Legg Mason Partners Fund
ClearBridge Variable                                       capital.                       Advisor, LLC, adviser;
Small Cap Growth                                                                          ClearBridge Advisors, LLC,
Portfolio, Class I                                                                        sub-adviser.
(previously Legg
Mason Partners
Variable Small Cap
Growth Portfolio,
Class I)
----------------------------------------------------------------------------------------------------------------------

MFS(R) Investors              N                 Y          Seeks capital appreciation.    MFS Investment Management(R)
Growth Stock
Series - Service
Class
----------------------------------------------------------------------------------------------------------------------

MFS(R) New Discovery          N                 Y          Seeks capital appreciation.    MFS Investment Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------------------------------------

MFS(R) Total Return           Y                 Y          Seeks total return.            MFS Investment Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------------------------------------

MFS(R) Utilities              Y                 Y          Seeks total return.            MFS Investment Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------------------------------------

Oppenheimer Capital           Y                 Y          Seeks capital appreciation.    OppenheimerFunds, Inc.
Appreciation
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------------------------------------

Oppenheimer Global            Y                 Y          Seeks long-term capital        OppenheimerFunds, Inc.
Securities Fund/VA,                                        appreciation.
Service Shares
----------------------------------------------------------------------------------------------------------------------

Oppenheimer Global            Y                 Y          Seeks high level of current    OppenheimerFunds, Inc.
Strategic Income                                           income principally derived
Fund/VA, Service                                           from interest on debt
Shares (previously                                         securities.
Oppenheimer
Strategic Bond
Fund/VA, Service
Shares)
----------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  25

----------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER   AVAILABLE UNDER
                       CONTRACTS WITH    CONTRACTS WITH
                       APPLICATIONS      APPLICATIONS
                       SIGNED            SIGNED
                       ON OR AFTER       PRIOR TO          INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007       MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Main              Y                 Y          Seeks capital appreciation.    OppenheimerFunds, Inc.
Street Small Cap
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset           Y                 Y          Seeks maximum real return      Pacific Investment
Portfolio, Advisor                                         consistent with preservation   Management Company LLC
Share Class                                                of real capital and prudent
                                                           investment management.
----------------------------------------------------------------------------------------------------------------------

Putnam VT Global              N                 Y          Seeks capital appreciation.    Putnam Investment
Health Care                                                                               Management, LLC
Fund - Class IB
Shares
----------------------------------------------------------------------------------------------------------------------

Putnam VT                     N                 Y          Seeks capital appreciation.    Putnam Investment
International Equity                                                                      Management, LLC
Fund - Class IB
Shares
----------------------------------------------------------------------------------------------------------------------

Putnam VT Small Cap           N                 Y          Seeks capital appreciation.    Putnam Investment
Value Fund - Class                                                                        Management, LLC
IB Shares
----------------------------------------------------------------------------------------------------------------------

Putnam VT Vista               N                 Y          Seeks capital appreciation.    Putnam Investment
Fund - Class IB                                                                           Management, LLC
Shares
----------------------------------------------------------------------------------------------------------------------

RVST RiverSource              Y                 Y          Seeks maximum current income   RiverSource Investments, LLC
Variable                                                   consistent with liquidity
Portfolio - Cash                                           and stability of principal.
Management Fund
(Class 3)
----------------------------------------------------------------------------------------------------------------------

RVST RiverSource              Y                 Y          Seeks high level of current    RiverSource Investments, LLC
Variable                                                   income while attempting to
Portfolio - Diversi-                                       conserve the value of the
fied Bond Fund                                             investment for the longest
(Class 3)                                                  period of time.
----------------------------------------------------------------------------------------------------------------------

RVST RiverSource              Y                 Y          Seeks high level of current    RiverSource Investments, LLC
Variable                                                   income and, as a secondary
Portfolio - Diversi-                                       goal, steady growth of
fied Equity Income                                         capital.
Fund (Class 3)
----------------------------------------------------------------------------------------------------------------------

RVST RiverSource              Y                 Y          Seeks capital appreciation.    RiverSource Investments, LLC
Variable
Portfolio - Dynamic
Equity Fund (Class
3)
----------------------------------------------------------------------------------------------------------------------

RVST RiverSource              Y                 Y          Non-diversified fund that      RiverSource Investments, LLC
Variable                                                   seeks total return that
Portfolio - Global                                         exceeds the rate of
Inflation Protected                                        inflation over the long-
Securities Fund                                            term.
(Class 3)
----------------------------------------------------------------------------------------------------------------------

RVST RiverSource              Y                 Y          Seeks high current income,     RiverSource Investments, LLC
Variable                                                   with capital growth as a
Portfolio - High                                           secondary objective.
Yield Bond Fund
(Class 3)
----------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 26  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER   AVAILABLE UNDER
                       CONTRACTS WITH    CONTRACTS WITH
                       APPLICATIONS      APPLICATIONS
                       SIGNED            SIGNED
                       ON OR AFTER       PRIOR TO          INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007       MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------
RVST RiverSource              Y                 Y          Seeks high total return        RiverSource Investments, LLC
Variable                                                   through current income and
Portfolio - Income                                         capital appreciation.
Opportunities Fund
(Class 3)
----------------------------------------------------------------------------------------------------------------------

RVST RiverSource              N                 Y          Seeks growth of capital.       RiverSource Investments, LLC
Variable
Portfolio - Mid Cap
Growth Fund (Class
3)
----------------------------------------------------------------------------------------------------------------------

RVST RiverSource              Y                 Y          Seeks long-term growth of      RiverSource Investments, LLC
Variable                                                   capital.
Portfolio - Mid Cap
Value Fund (Class 3)
----------------------------------------------------------------------------------------------------------------------

RVST RiverSource              Y                 Y          Seeks long-term capital        RiverSource Investments, LLC
Variable                                                   appreciation.
Portfolio - S&P 500
Index Fund (Class 3)
----------------------------------------------------------------------------------------------------------------------

RVST RiverSource              Y                 Y          Seeks high level of current    RiverSource Investments, LLC
Variable                                                   income and safety of
Portfolio - Short                                          principal consistent with
Duration U.S.                                              investment in U.S.
Government Fund                                            government and government
(Class 3)                                                  agency securities.
----------------------------------------------------------------------------------------------------------------------

RVST Seligman                 Y                 Y          Seeks long-term capital        RiverSource Investments, LLC
Variable                                                   growth.
Portfolio - Growth
Fund (Class 3)
----------------------------------------------------------------------------------------------------------------------

RVST Seligman                 N                 Y          Seeks long-term growth of      RiverSource Investments, LLC
Variable                                                   capital.
Portfolio - Larger-
Cap Value Fund
(Class 3)
----------------------------------------------------------------------------------------------------------------------

RVST Threadneedle             Y                 Y          Seeks long-term capital        RiverSource Investments,
Variable                                                   growth.                        LLC, adviser; Threadneedle
Portfolio - Emerging                                                                      International Limited, an
Markets Fund (Class                                                                       indirect wholly-owned
3)                                                                                        subsidiary of Ameriprise
                                                                                          Financial, sub-adviser.
----------------------------------------------------------------------------------------------------------------------

RVST Threadneedle             Y                 Y          Seeks capital appreciation.    RiverSource Investments,
Variable                                                                                  LLC, adviser; Threadneedle
Portfolio - In-                                                                           International Limited, an
ternational                                                                               indirect wholly-owned
Opportunity Fund                                                                          subsidiary of Ameriprise
(Class 3)                                                                                 Financial, sub-adviser.
----------------------------------------------------------------------------------------------------------------------

RVST Variable                 Y                 Y          Seeks long-term capital        RiverSource Investments,
Portfolio - Davis                                          growth.                        LLC, adviser; Davis Selected
New York Venture                                                                          Advisers, L.P., subadviser.
Fund (Class 3)
(previously RVST
RiverSource Partners
Variable
Portfolio - Fundame-
ntal Value Fund)
----------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  27

----------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER   AVAILABLE UNDER
                       CONTRACTS WITH    CONTRACTS WITH
                       APPLICATIONS      APPLICATIONS
                       SIGNED            SIGNED
                       ON OR AFTER       PRIOR TO          INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007       MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------
RVST Variable                 Y                 Y          Seeks long-term growth of      RiverSource Investments,
Portfolio - Goldman                                        capital.                       LLC, adviser; Systematic
Sachs Mid Cap Value                                                                       Financial Management, L.P.
Fund (Class 3)                                                                            and WEDGE Capital Management
(previously RVST                                                                          L.L.P., sub-advisers.
RiverSource Partners
Variable
Portfolio - Select
Value Fund)
----------------------------------------------------------------------------------------------------------------------

RVST Variable                 Y                 Y          Seeks long-term capital        RiverSource Investments,
Portfolio - Partners                                       appreciation.                  LLC, adviser; Barrow,
Small Cap Value Fund                                                                      Hanley, Mewhinney & Strauss,
(Class 3)                                                                                 Inc., Denver Investment
(previously RVST                                                                          Advisors LLC, Donald Smith &
RiverSource Partners                                                                      Co., Inc., River Road Asset
Variable                                                                                  Management, LLC and Turner
Portfolio - Small                                                                         Investment Partners, Inc.,
Cap Value Fund)                                                                           subadvisers.
----------------------------------------------------------------------------------------------------------------------

RVST Variable                 Y                 N          Seeks high level of total      RiverSource Investments, LLC
Portfolio - Aggress-                                       return that is consistent
ive Portfolio (Class                                       with an aggressive level of
2)                                                         risk. This is a "fund of
                                                           funds" and seeks to achieve
                                                           its objective by investing
                                                           in a combination of
                                                           underlying funds. The fund
                                                           invests primarily in
                                                           underlying funds that invest
                                                           in equity securities and
                                                           also invests a small amount
                                                           in underlying funds that
                                                           invest in fixed income
                                                           securities.
----------------------------------------------------------------------------------------------------------------------

RVST Variable                 Y                 N          Seeks high level of total      RiverSource Investments, LLC
Portfolio - Aggress-                                       return that is consistent
ive Portfolio (Class                                       with an aggressive level of
4)                                                         risk. This is a "fund of
                                                           funds" and seeks to achieve
                                                           its objective by investing
                                                           in a combination of
                                                           underlying funds. The fund
                                                           invests primarily in
                                                           underlying funds that invest
                                                           in equity securities and
                                                           also invests a small amount
                                                           in underlying funds that
                                                           invest in fixed income
                                                           securities.
----------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 28  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER   AVAILABLE UNDER
                       CONTRACTS WITH    CONTRACTS WITH
                       APPLICATIONS      APPLICATIONS
                       SIGNED            SIGNED
                       ON OR AFTER       PRIOR TO          INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007       MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------
RVST Variable                 Y                 N          Seeks high level of total      RiverSource Investments, LLC
Portfolio - Conserv-                                       return that is consistent
ative Portfolio                                            with a conservative level of
(Class 2)                                                  risk. This is a "fund of
                                                           funds" and seeks to achieve
                                                           its objective by investing
                                                           in a combination of
                                                           underlying funds. The fund
                                                           invests primarily in
                                                           underlying funds that invest
                                                           in fixed income securities.
----------------------------------------------------------------------------------------------------------------------

RVST Variable                 Y                 N          Seeks high level of total      RiverSource Investments, LLC
Portfolio - Conserv-                                       return that is consistent
ative Portfolio                                            with a conservative level of
(Class 4)                                                  risk. This is a "fund of
                                                           funds" and seeks to achieve
                                                           its objective by investing
                                                           in a combination of
                                                           underlying funds. The fund
                                                           invests primarily in
                                                           underlying funds that invest
                                                           in fixed income securities.
----------------------------------------------------------------------------------------------------------------------

RVST Variable                 Y                 N          Seeks high level of total      RiverSource Investments, LLC
Portfolio - Moderate                                       return that is consistent
Portfolio (Class 2)                                        with a moderate level of
                                                           risk. This is a "fund of
                                                           funds" and seeks to achieve
                                                           its objective by investing
                                                           in a combination of
                                                           underlying funds. The fund
                                                           invests primarily in a
                                                           balance of underlying funds
                                                           that invest in fixed income
                                                           securities and underlying
                                                           funds that invest in equity
                                                           securities.
----------------------------------------------------------------------------------------------------------------------

RVST Variable                 Y                 N          Seeks high level of total      RiverSource Investments, LLC
Portfolio - Moderate                                       return that is consistent
Portfolio (Class 4)                                        with a moderate level of
                                                           risk. This is a "fund of
                                                           funds" and seeks to achieve
                                                           its objective by investing
                                                           in a combination of
                                                           underlying funds. The fund
                                                           invests primarily in a
                                                           balance of underlying funds
                                                           that invest in fixed income
                                                           securities and underlying
                                                           funds that invest in equity
                                                           securities.
----------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  29

----------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER   AVAILABLE UNDER
                       CONTRACTS WITH    CONTRACTS WITH
                       APPLICATIONS      APPLICATIONS
                       SIGNED            SIGNED
                       ON OR AFTER       PRIOR TO          INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007       MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------
RVST Variable                 Y                 N          Seeks high level of total      RiverSource Investments, LLC
Portfolio - Moderat-                                       return that is consistent
ely Aggressive                                             with a moderately aggressive
Portfolio (Class 2)                                        level of risk. This is a
                                                           "fund of funds" and seeks to
                                                           achieve its objective by
                                                           investing in a combination
                                                           of underlying funds. The
                                                           fund invests primarily in
                                                           underlying funds that invest
                                                           in equity securities and
                                                           also invests a moderate
                                                           amount in underlying funds
                                                           that invest in fixed income
                                                           securities.
----------------------------------------------------------------------------------------------------------------------

RVST Variable                 Y                 N          Seeks high level of total      RiverSource Investments, LLC
Portfolio - Moderat-                                       return that is consistent
ely Aggressive                                             with a moderately aggressive
Portfolio (Class 4)                                        level of risk. This is a
                                                           "fund of funds" and seeks to
                                                           achieve its objective by
                                                           investing in a combination
                                                           of underlying funds. The
                                                           fund invests primarily in
                                                           underlying funds that invest
                                                           in equity securities and
                                                           also invests a moderate
                                                           amount in underlying funds
                                                           that invest in fixed income
                                                           securities.
----------------------------------------------------------------------------------------------------------------------

RVST Variable                 Y                 N          Seeks high level of total      RiverSource Investments, LLC
Portfolio - Moderat-                                       return that is consistent
ely Conservative                                           with a moderately
Portfolio (Class 2)                                        conservative level of risk.
                                                           This is a "fund of funds"
                                                           and seeks to achieve its
                                                           objective by investing in a
                                                           combination of underlying
                                                           funds. The fund invests
                                                           primarily in underlying
                                                           funds that invest in fixed
                                                           income securities and also
                                                           invests a moderate amount in
                                                           underlying funds that invest
                                                           in equity securities.
----------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 30  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER   AVAILABLE UNDER
                       CONTRACTS WITH    CONTRACTS WITH
                       APPLICATIONS      APPLICATIONS
                       SIGNED            SIGNED
                       ON OR AFTER       PRIOR TO          INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007       MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------
RVST Variable                 Y                 N          Seeks high level of total      RiverSource Investments, LLC
Portfolio - Moderat-                                       return that is consistent
ely Conservative                                           with a moderately
Portfolio (Class 4)                                        conservative level of risk.
                                                           This is a "fund of funds"
                                                           and seeks to achieve its
                                                           objective by investing in a
                                                           combination of underlying
                                                           funds. The fund invests
                                                           primarily in underlying
                                                           funds that invest in fixed
                                                           income securities and also
                                                           invests a moderate amount in
                                                           underlying funds that invest
                                                           in equity securities.
----------------------------------------------------------------------------------------------------------------------

Van Kampen Life               Y                 Y          Seeks capital growth and       Van Kampen Asset Management
Investment Trust                                           income through investments
Comstock Portfolio,                                        in equity securities,
Class II Shares                                            including common stocks,
                                                           preferred stocks and
                                                           securities convertible into
                                                           common and preferred stocks.
----------------------------------------------------------------------------------------------------------------------

Van Kampen's UIF              Y                 Y          Seeks current income and       Morgan Stanley Investment
Global Real Estate                                         capital appreciation.          Management Inc., doing
Portfolio, Class II                                                                       business as Van Kampen,
Shares                                                                                    adviser; Morgan Stanley
                                                                                          Investment Management
                                                                                          Limited and Morgan Stanley
                                                                                          Investment Management
                                                                                          Company, sub-advisers.
----------------------------------------------------------------------------------------------------------------------

Van Kampen's UIF Mid          Y                 Y          Seeks long-term capital        Morgan Stanley Investment
Cap Growth                                                 growth.                        Management Inc., doing
Portfolio, Class II                                                                       business as Van Kampen.
Shares
----------------------------------------------------------------------------------------------------------------------

Van Kampen's UIF              N                 Y          Non-diversified Portfolio      Morgan Stanley Investment
U.S. Real Estate                                           that seeks above-average       Management Inc., doing
Portfolio, Class II                                        current income and long-term   business as Van Kampen.
Shares                                                     capital appreciation by
                                                           investing primarily in
                                                           equity securities of
                                                           companies in the U.S. real
                                                           estate industry, including
                                                           real estate investment
                                                           trusts.
----------------------------------------------------------------------------------------------------------------------

Wanger International          Y                 Y          Seeks long-term growth of      Columbia Management
                                                           capital.                       Investment Advisers, LLC
----------------------------------------------------------------------------------------------------------------------

Wanger USA                    Y                 Y          Seeks long-term capital        Columbia Management
                                                           appreciation.                  Investment Advisers, LLC
----------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  31

THE GUARANTEE PERIOD ACCOUNTS (GPAS)

The GPAs may not be available for contracts in some states.


Currently, unless the PN program is in effect, you may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time vary by state. The required minimum investment in each GPA is $1,000. (Exception: if a PN program model portfolio includes one or more GPAs, the required minimum investment does not apply.) These accounts are not offered after the annuitization start date.


Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates). We will determine future rates based on various factors including, but not limited to, the interest rate environment, returns we earn on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition and RiverSource Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.


We hold amounts you allocate to the GPAs in a "nonunitized" separate account. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company's general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.


We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations by interest rates. We seek to achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)
We will not apply an MVA to contract value you transfer or surrender out of the GPAs within 30 days before the end of the guarantee period. During this 30 day window, you may choose to start a new guarantee period of the same length, transfer the contract value from the specified GPA to a GPA of another length, transfer the contract value from the specified GPA to any of the subaccounts, the regular fixed account (Current Contract) or the one-year fixed account (Original Contract), or surrender the value from the specified GPA (all subject to applicable surrender and transfer provisions). If we do not receive any

--------------------------------------------------------------------------------
 32 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS instructions by the end of your guarantee period, our current practice is to automatically transfer the contract value from the specified GPA into the shortest GPA term offered in your state. If no GPAs are offered, we will transfer the value to the regular fixed account (Current Contract) or the one-year fixed account (Original Contract), if available. If the regular fixed account (Current Contract) or the one-year fixed account (Original Contract) is not available, we will transfer the value to the money market or cash management variable subaccount we designate.

We guarantee the contract value allocated to the GPAs, including the interest credited, if you do not make any transfers or surrenders from the GPAs prior to 30 days before the end of the guarantee period (30-day rule). At all other times, and unless one of the exceptions to the 30-day rule described below applies, we will apply an MVA if you surrender or transfer contract value from a GPA including surrenders under the SecureSource series of riders, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit, or you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as "early surrenders." The application of an MVA may result in either a gain or loss of principal.

For the Current Contract, the 30-day rule does not apply and no MVA will apply to:

- amounts surrendered under contract provisions that waive surrender charges for Hospital or Nursing Home Confinement and Terminal Illness Disability Diagnosis;


- amounts transferred automatically under the PN program; and


- amounts deducted for fees and charges.

Amounts we pay as death claims will not be reduced by any MVA.

For the Original Contract, the 30-day rule does not apply and no MVA will apply to:

- transfers from a one-year GPA occurring under an automated dollar-cost averaging program or interest sweep strategy;


- automatic rebalancing under any PN program model portfolio we offer which contains one or more GPAs. However, an MVA may apply if you transfer to a new PN program investment option;



- amounts applied to an annuity payout plan while a PN program model portfolio containing one or more GPAs is in effect;




- amounts deducted for fees and charges; or

- amounts we pay as death claims.

When you request an early surrender, we adjust the early surrender amount by an MVA formula. The early surrender amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the early surrender, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:


               IF YOUR GPA RATE IS:                                       THE MVA IS:

Less than the new GPA rate + 0.10%                                         Negative

Equal to the new GPA rate + 0.10%                                          Zero

Greater than the new GPA rate + 0.10%                                      Positive


For examples, see Appendix A.


THE FIXED ACCOUNT (APPLIES TO CONTRACT APPLICATIONS SIGNED ON OR AFTER MAY 1, 2006 AND IF AVAILABLE IN YOUR STATE)



Amounts allocated to the fixed account become part of our general account. For the Current Contract, the fixed account includes the regular fixed account and the Special DCA fixed account. For the Original Contract, the fixed account includes the one-year fixed account and the DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by state but will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS 33 should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.


The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

CURRENT CONTRACT:
(applications signed on or after Nov. 30, 2009, subject to state availability)

THE REGULAR FIXED ACCOUNT

Unless the PN program we offer is in effect, you may allocate purchase payments or transfer contract value to the regular fixed account. The value of the regular fixed account increases as we credit interest to the regular fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion, but your interest rate for each purchase payment or transfer will never change more frequently than annually. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account (see "Making the Most of Your
Contract -- Transfer policies").


THE SPECIAL DCA FIXED ACCOUNT
You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the Special DCA fixed account.

You may allocate your entire initial purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.


In accordance with your investment instructions, we transfer a pro rata amount from the Special DCA fixed account to the subaccounts or PN program model portfolio or investment option you select monthly so that, at the end of the Special DCA fixed account term, the balance of the Special DCA fixed account is zero. The first Special DCA monthly transfer occurs one day after we receive your payment. You may not use the regular fixed account or any GPA as a destination for the Special DCA monthly transfer. (Exception: if a PN program is in effect, and the PN program model portfolio you selected includes the regular fixed account or any GPA, amounts will be transferred from the Special DCA fixed account to the regular fixed account or GPA according to the allocation percentage established for the PN program model portfolio you have selected.)


The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the Special DCA fixed account with interest at the same annual effective rate we apply to the regular fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account. We reserve the right to declare different annual effective rates:

- for the Special DCA fixed account and the regular fixed account; and

- for the Special DCA fixed accounts with terms of differing length.

Alternatively, you may allocate your initial purchase payment to any combination of the following which equals one hundred percent of the amount you invest:

- the Special DCA fixed account for a six month term;

- the Special DCA fixed account for a twelve month term;


- the PN program model portfolio or investment option in effect;



- if no PN program model portfolio or investment option is in effect, to the regular fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular account and the GPAs.



--------------------------------------------------------------------------------
 34  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.


If you participate in a PN program, and you change to a different PN program investment option while a Special DCA fixed account term is in progress, we will allocate transfers from the Special DCA fixed account to your newly-elected PN program investment option.



If your contract permits, and you discontinue your participation in a PN program while a Special DCA fixed account term is in progress, we will allocate transfers from your Special DCA fixed account for the remainder of the term to the subaccounts in accordance with your current Special DCA fixed account allocation instructions. If your current Special DCA fixed account allocation instructions include a fund to which allocations are restricted and you do not provide new instructions, we will transfer prorated amounts to the valid portion of your allocation instruction.



You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account to the PN program model portfolio or investment option in effect, or if no PN program model portfolio or investment option is in effect, in accordance with your investment instructions to us to the regular fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account and the GPAs, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").


Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see "Making the Most of your Contract -- Automated Dollar-Cost Averaging."


ORIGINAL CONTRACT:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract is not available)


ONE-YEAR FIXED ACCOUNT

Unless the PN program we offer is in effect, you may allocate purchase payments or transfer contract value to the one-year fixed account if part of your contract. The value of the one-year fixed account increases as we credit interest to the one-year fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit the one-year fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment or you transfer contract value to the one-year fixed account. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. There are restrictions on the amount you can allocate to the one-year fixed account as well as on transfers from this account (see "Making the Most of Your Contract -- Transfer policies").


DCA FIXED ACCOUNT
You may allocate purchase payments to the DCA fixed account. You may not transfer contract value to the DCA fixed account.

You may allocate your entire initial purchase payment to the DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the DCA fixed account.

In accordance with your investment instructions, we transfer a pro rata amount from the DCA fixed account to your investment allocations monthly so that, at the end of the DCA fixed account term, the balance of the DCA fixed account is zero. The first DCA monthly transfer occurs one day after we receive your payment.

The value of the DCA fixed account increases when we credit interest to the DCA fixed account, and decreases when we make monthly transfers from the DCA fixed account. When you allocate a purchase payment to the DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the DCA fixed account; we do not credit interest on amounts that have been transferred from the DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the DCA fixed account with interest at the same annual effective rate we apply to the one-year fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the DCA fixed account at promotional rates that are higher than those we credit to the one-year fixed account. We reserve the right to declare different annual effective rates:

- for the DCA fixed account and the one-year fixed account;

- for the DCA fixed accounts with terms of differing length;


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  35

- for amounts in the DCA fixed account that are transferred to the one-year fixed account;

- for amounts in the DCA fixed account that are transferred to the GPAs;

- for amounts in the DCA fixed account that are transferred to the subaccounts.

Alternatively, you may allocate your initial purchase payment to any combination of the following which equals one hundred percent of the amount you invest:

- the DCA fixed account for a six month term;

- the DCA fixed account for a twelve month term;


- the PN program model portfolio or investment option in effect;



- if no PN program model portfolio or investment option is in effect, to the one-year fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs.


If you make a purchase payment while a DCA fixed account term is in progress, you may allocate your purchase payment among the following:

- to the DCA fixed account term(s) then in effect. Amounts you allocate to an existing DCA fixed account term will be transferred out of the DCA fixed account over the remainder of the term. For example, if you allocate a new purchase payment to an existing DCA fixed account term of six months when only two months remains in the six month term, the amount you allocate will be transferred out of the DCA fixed account over the remaining two months of the term;


- to the PN program model portfolio or investment option then in effect;



- if no PN program model portfolio or investment option is in effect, then to the one-year fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs.


If no DCA fixed account term is in progress when you make an additional purchase payment, you may allocate it according to the rules above for the allocation of your initial purchase payment.


If you participate in a PN program, and you change to a different PN program investment option while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account to your newly-elected PN program model portfolio or investment option.



If your contract permits, and you discontinue your participation in a PN program model portfolio or investment option while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account for the remainder of the term in accordance with your investment instructions to us to the one-year fixed account, the GPAs and the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").



You may discontinue any DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the DCA fixed account whose term you are ending to the PN program model portfolio or investment option in effect, or if no PN program model portfolio or investment option is in effect, in accordance with your investment instructions to us to the one-year fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").


Dollar-cost averaging from the DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see "Making the Most of your Contract -- Automated Dollar-Cost Averaging."

BUYING YOUR CONTRACT

Your investment professional will help you complete and submit an application and send it along with your initial purchase payment to our corporate office. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You may select a qualified or nonqualified annuity. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. For the Current Contract, you can buy a contract if you are 85 or younger. For the Original Contract, you can buy a contract if you and the annuitant are age 85 or younger. (The age limit may be younger for qualified annuities in some states.)


--------------------------------------------------------------------------------
 36  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

When you apply, you may select (if available in your state):

CURRENT CONTRACT:
(applications signed on or after Nov. 30, 2009, subject to state availability)

- GPAs, the regular fixed account, the Special DCA fixed account and/or subaccounts in which you want to invest;

- how you want to make purchase payments;

- a beneficiary;


- the optional PN program(1); and


- one of the following optional death benefits:

  - MAV Death Benefit;

  - 5% Accumulation Death Benefit; or

  - Enhanced Death Benefit.

- one of the following additional optional death benefits:

  - Benefit Protector Death Benefit rider(2); or

  - Benefit Protector Plus Death Benefit rider(2).


In addition, if available in your state, you may also select one of the following optional living benefits (requires the use of the PN program):



- SecureSource Stages rider; or



- Accumulation Protector Benefit rider


The Current Contract provides for allocation of purchase payments to the GPAs, the regular fixed account, the Special DCA fixed account and/or the subaccounts of the variable account subject to the $1,000 required minimum investment for the GPAs. We currently allow you to allocate the total amount of purchase payment to the regular fixed account. We reserve the right to limit purchase payment allocations to the regular fixed account at any time on a non-discriminatory basis with notification, subject to state restrictions. You cannot allocate purchase payments to the fixed account for six months following a partial surrender from the fixed account, a lump sum transfer from the regular fixed account, or termination of automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term.

ORIGINAL CONTRACT:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract is not available)


- GPAs, the one-year fixed account, if part of your contract, the DCA fixed account if part of your contract and/or subaccounts in which you want to invest;


- how you want to make purchase payments;

- a beneficiary;


- the optional PN program(1); and


- one of the following optional death benefits:

  - MAV Death Benefit;

  - 5% Accumulation Death Benefit; or

  - Enhanced Death Benefit.

- one of the following additional optional death benefits:

  - Benefit Protector Death Benefit rider(2); or

  - Benefit Protector Plus Death Benefit rider(2).


In addition, if available in your state, you may also select one of the following optional living benefits (all require the use of the PN program):


- SecureSource 20 riders, or

- SecureSource riders (only available if SecureSource 20 is not approved in your state)

(1) There is no additional charge for this feature.
(2) Not available with 5% Accumulation or Enhanced Death Benefit.


The Original Contract provides for allocation of purchase payments to the GPAs, the one-year fixed account (if part of your contract), the DCA fixed account (if part of your contract) and/or to the subaccounts of the variable account in even 1% increments subject to the $1,000 required minimum investment for the GPAs. The amount of any purchase payment allocated to the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish an automated dollar-cost averaging arrangement with respect to the purchase payment


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  37
according to procedures currently in effect. We reserve the right to further limit purchase payment allocations to the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.

FOR BOTH THE CURRENT CONTRACT AND THE ORIGINAL CONTRACT:
If your application is complete, we will process it and apply your purchase payment to your investment selections within two business days after we receive it at our corporate office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). You must make an initial purchase payment of $10,000. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the annuitization start date.


THE ANNUITIZATION START DATE


CURRENT CONTRACT:


Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized or converted to a stream of monthly payments. If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. Unless annuity payout Plan E is selected, you will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.



The annuitization start date must be:



- no earlier than the 30th day after the contract's effective date; and no later than



- the owner's 95th birthday or the tenth contract anniversary, if later,



- or such other date as agreed to by us.



Six months prior to your annuitization date, we will contact you with your options including the option to postpone your annuitization start date to a future date. You can also choose to delay the annuitization of your contract beyond age 95 indefinitely, to the extent allowed by applicable tax laws.



If you do not make an election, annuity payouts using the contract's default option of annuity payout Plan B - Life with 10 years certain will begin on the annuitization start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, beneficiaries will continue to receive payments until 10 years of payments have been made. Some distributors require annuitization by age 95. In that case, the option to continue to defer the annuitization start date after age 95 is not available.



If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new annuitization start date, your contract will not be automatically annuitized. However, if you choose, you can elect to request annuitization or take surrenders to meet your required minimum distributions.



Please see "SecureSource Stages -- Other Provisions" section regarding options under this rider at the annuitization start date.



ORIGINAL CONTRACT:


Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized or converted to a stream of monthly payments and you will receive the first payment on the annuitization start date. The first annuity payment will be made as provided by the annuity payment plan you select. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.



The annuitization start date must be:



- the annuitant's 90th(1) birthday or the tenth contract anniversary, if purchased after age 80(1),



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 38  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

- or such other date as agreed upon by us.



Prior to your annuitization start date, we will contact you with your options. If you do not make an election, your annuitization start date will be deferred.



FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the annuitization start date generally must be:



- for IRAs by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or



- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select an annuitization start date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).



If you satisfy your required minimum distributions in the form of partial surrenders from this contract, annuity payouts can start:



- As late as the annuitant's 90th(1) birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.



- Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, will delay the annuitization start date for these contracts.



(1) Applies to contracts with applications signed on or after May 1, 2006, in most states. For all other contracts, the annuitization start date must be no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.


BENEFICIARY
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before the annuitization start date. If there is more than one beneficiary, we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

If you select one of the SecureSource series - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.

PURCHASE PAYMENTS
Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of your contract.

If we do not receive your initial purchase payment within 180 days from the application signed date, we will consider your contract void from the start.

MINIMUM INITIAL PURCHASE PAYMENT
  $10,000

MINIMUM ADDITIONAL PURCHASE PAYMENTS
  $50 for SIPs

  $100 for all other payment types

MAXIMUM TOTAL PURCHASE PAYMENTS (WITHOUT CORPORATE OFFICE APPROVAL)

  - CURRENT CONTRACT:
    (applications signed on or after Nov. 30, 2009, subject to state availability)

  MAXIMUM TOTAL PURCHASE PAYMENTS* BASED ON YOUR AGE ON THE EFFECTIVE DATE OF THE PAYMENT:

For the first year and
  total:
through age 85             $1,000,000
age 86 or older            $0

For each subsequent year:
through age 85             $100,000
age 86 or older            $0


  - ORIGINAL CONTRACT:
    (applications signed prior to Nov. 30, 2009 or in states where the Current Contract is not available)

  MAXIMUM TOTAL PURCHASE PAYMENTS*
     $1,000,000


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  39

Additional purchase payment restrictions for contracts with the Guarantor Withdrawal Benefit rider, Guarantor Withdrawal Benefit for Life rider, or SecureSource riders

Effective Jan. 26, 2009, after initial purchase payments are received, limited additional purchase payments allowed for contracts with the Guarantor Withdrawal Benefit rider, Guarantor Withdrawal Benefit for Life rider, or SecureSource riders, subject to state restrictions. Initial purchase payments are: 1) payments received with the application, and 2) Tax Free Exchanges, rollovers, and transfers listed on the annuity application, paper work initiated within 30 days from the application signed date and received within 180 days from the application signed date.

For contracts issued in all states except those listed below, the only additional purchase payments that will be allowed on/after Jan. 26, 2009 are the maximum annual contribution permitted by the Code for qualified annuities.

For contracts issued in Florida, New Jersey, and Oregon, additional purchase payments to your variable annuity contract with the Guarantor Withdrawal Benefit rider, Guarantor Withdrawal Benefit for Life rider, or SecureSource riders will be limited to $100,000 for the life of your contract. The limit does not apply to initial purchase payments,

Additional purchase payment restrictions for the SecureSource Stages riders and SecureSource 20 riders




The riders prohibit additional purchase payments while the rider is effective, if (1) you decline a rider fee increase, or (2) the Annual Lifetime Payment
(ALP) is established and your contract value on an anniversary is less than four times the ALP. (For SecureSource 20 and SecureSource Stages riders, for the purpose of this calculation only, the ALP is determined using percentage B, as described under "Optional Living Benefits -- Currently Offered -- SecureSource Stages Riders and SecureSource 20 Riders.")


Also if you make additional purchase payments after you take a withdrawal during the waiting period, these purchase payments are not guaranteed until the end of the waiting period.


Additional purchase payment restrictions for the Accumulation Protector Benefit rider



Additional purchase payments are prohibited during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider.



For the Current Contract, additional purchase payments are also allowed within 180 days from the last contract anniversary if you exercise the elective step up option.


Subject to state restrictions, we reserve the right to change the above purchase payment limitations, including making further restrictions, upon written notice.


* These limits apply in total to all RiverSource Life annuities you own unless a higher maximum applies to your contract. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code's limits on annual contributions also apply. Additional purchase payments for inherited IRA contracts cannot be made unless the payment is IRA money inherited from the same decedent.


HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER


Send your check along with your name and contract number to:


RIVERSOURCE LIFE INSURANCE COMPANY
829 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

 2 BY SIP

Contact your investment professional to complete the necessary SIP paperwork.

LIMITATIONS ON USE OF CONTRACT
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.


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 40  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

CHARGES

ALL CONTRACTS

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. We prorate this charge among the GPAs, the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. Some states also limit any contract charge that applies to the fixed account. For the Current Contract, we reserve the right to increase this charge after the first contract anniversary to a maximum of $50.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. For the Current Contract, we reserve the right to charge up to $20 after the first contract anniversary for contracts with contract value of $50,000 or more.

If you take a full surrender from your contract, we will deduct the charge at the time of surrender regardless of the contract value. We cannot increase the annual contract administrative charge for the Original Contract. This charge does not apply to amounts applied to an annuity payment plan or to the death benefit (other than when deducted from the Full Surrender Value component of the death benefit for the Current Contract).

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE
We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE
We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. These fees do not apply to the GPAs or the fixed account. We cannot increase these fees.

The mortality and expense risk fee you pay is determined by the death benefit guarantee in effect:

CURRENT CONTRACT:
(applications signed on or after Nov. 30, 2009, subject to state availability)


                                                                              MORTALITY AND
                                                                            EXPENSE RISK FEE

CV Death Benefit*                                                                 1.30%

ROPP Death Benefit                                                                1.30

MAV Death Benefit                                                                 1.55

5% Accumulation Death Benefit                                                     1.70

Enhanced Death Benefit                                                            1.75


* CV Death Benefit is available only after an ownership change or spousal continuation if the new owner or spouse who continues the contract is over age 85 and therefore cannot qualify for the ROPP death benefit.

ORIGINAL CONTRACT:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract is not available)


                                                                              MORTALITY AND
                                                                            EXPENSE RISK FEE

ROP Death Benefit                                                                 1.30%

MAV Death Benefit                                                                 1.50

5% Accumulation Death Benefit                                                     1.65

Enhanced Death Benefit                                                            1.70


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  41

Expense risk arises because we cannot increase the contract administrative charge for the Original Contract, we are limited on how much we can increase the contract administrative charge for the Current Contract, and we cannot increase the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge will cover sales and distribution expenses.

SURRENDER CHARGE

If you surrender all or part of your contract value before the annuitization start date, we may deduct a surrender charge. As described below, a surrender charge applies to each purchase payment you make. The surrender charge lasts for 7 years from the date of each purchase payment (see "Expense Summary").


You may surrender an amount during any contract year without a surrender charge. We call this amount the total free amount (FA for the Current Contract, TFA for the Original Contract). Throughout this prospectus when we use the acronym FA, it includes TFA. The FA varies depending on whether your contract includes one of the SecureSource series of riders, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider:


CURRENT CONTRACT WITHOUT SECURESOURCE STAGES RIDER

The FA is the greater of:

- 10% of the contract value on the prior contract anniversary, less any prior surrenders taken in the current contract year; or

- current contract earnings.

During the first contract year, the FA is the greater of:

- 10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or

- current contract earnings.


ORIGINAL CONTRACT WITHOUT SECURESOURCE 20 RIDER, SECURESOURCE RIDER, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER OR GUARANTOR WITHDRAWAL BENEFIT RIDER

The FA is the greater of:

- 10% of the contract value on the prior contract anniversary(1), less any prior surrenders taken in the current contract year; or

- current contract earnings.


CURRENT CONTRACT WITH SECURESOURCE STAGES RIDER

The FA is the greatest of:

- 10% of the contract value on the prior contract anniversary, less any prior surrenders taken in the current contract year;

- current contract earnings; or

- the Remaining Annual Lifetime Payment (this amount will be zero during the waiting period).

During the first contract year, the FA is the greatest of:

- 10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or

- current contract earnings.


ORIGINAL CONTRACT WITH SECURESOURCE 20 RIDER, SECURESOURCE RIDER OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER

The FA is the greatest of:

- 10% of the contract value on the prior contract anniversary(1), less any prior surrenders taken in the current contract year;

- current contract earnings; or

- the greater of the Remaining Benefit Payment or the Remaining Annual Lifetime Payment (for the SecureSource 20 rider, Remaining Benefit Payment and the Remaining Annual Lifetime Payment are zero during the waiting period).


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 42  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

ORIGINAL CONTRACT WITH GUARANTOR WITHDRAWAL BENEFIT RIDER

The FA is the greatest of:

- 10% of the contract value on the prior contract anniversary(1), less any prior surrenders taken in the current contract year;

- current contract earnings; or

- the Remaining Benefit Payment.

(1) We consider your initial purchase payment to be the prior contract anniversary's contract value during the first contract year.

Amounts surrendered in excess of the FA may be subject to a surrender charge as described below.

A surrender charge will apply if the amount you surrender includes any of your prior purchase payments that are still within their surrender charge schedule. To determine whether your surrender includes any of your prior purchase payments that are still within their surrender charge schedule, we surrender amounts from your contract in the following order:

1. First, we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA. We surrender payments that are considered part of the FA on a first-in, first-out (FIFO) basis for the Current Contract, and last-in, first-out (LIFO) basis for the Original Contract.

2. Next, we surrender purchase payments received that are beyond the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do not assess a surrender charge on these payments.

3. Finally, we surrender any additional purchase payments received that are still within the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do assess a surrender charge on these payments.

The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.

We determine your surrender charge by multiplying each of your payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage (see "Expense Summary"), and then adding the total surrender charges.

For a partial surrender, we will determine the amount of contract value that needs to be surrendered, which after any surrender charge and any positive or negative market value adjustment, will equal the amount you request.

EXAMPLE: Each time you make a purchase payment under the contract, a surrender charge schedule attaches to that purchase payment. The surrender charge percentage for each purchase payment declines according to the surrender charge schedule shown in your contract. (THE SURRENDER CHARGE PERCENTAGES FOR THE 7-YEAR SURRENDER CHARGE SCHEDULE ARE SHOWN IN A TABLE IN THE "EXPENSE SUMMARY".) For example, during the first two years after a purchase payment is made, the surrender charge percentage attached to that payment is 7%. The surrender charge percentage for that payment during the seventh year after it is made is 2%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no longer a surrender charge as to that payment.

For an example, see Appendix B.

WAIVER OF SURRENDER CHARGES
We do not assess surrender charges for:

- surrenders each year that represent the total free amount for that year;




- required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force. (Please note that, if you are buying a new contract with inherited IRA money, we will not waive surrender charges for a five-year distribution and, therefore, if that option is selected, you should choose a surrender charge period that is no longer than the time remaining in the five-year period.);


- amounts applied to an annuity payment plan (EXCEPTION: As described below, if you select annuity payout Plan E, and choose later to withdraw the value of your remaining annuity payments, we will assess a surrender charge.)

- surrenders made as a result of one of the "Contingent events" described below to the extent permitted by state law (see your contract for additional conditions and restrictions). For the Current Contract, waiver of surrender charges for Contingent events will not apply to Tax Free Exchanges, rollovers and transfers to another annuity contract;

- amounts we refund to you during the free look period; and

- death benefits.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  43

CURRENT CONTRACT:

CONTINGENT EVENTS
- Surrenders you make if you are confined to a hospital or nursing home and have been for the prior 60 days or confinement began within 30 days following a 60 day confinement period. Such confinement must begin after the contract issue date. Your contract will include this provision when you are under age 76 at contract issue. You must provide us with a letter containing proof satisfactory to us of the confinement as of the date you request the surrender. We must receive your surrender request no later than 91 days after your release from the hospital or nursing home. The amount surrendered must be paid directly to you.

- Surrenders you make if you are disabled with a medical condition and are diagnosed in the second or later contract years with reasonable medical certainty, that the disability will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician's statement containing the terminal illness diagnosis, the expected date of death and the date the terminal illness was initially diagnosed. The amount surrendered must be paid directly to you.

ORIGINAL CONTRACT:

CONTINGENT EVENTS
- Surrenders you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the surrender.

- Surrenders you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")


POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax on the annuitization start date, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full surrender from your contract.

OPTIONAL LIVING BENEFIT CHARGES -- CURRENTLY OFFERED

SECURESOURCE STAGES RIDER FEE

We deduct a charge for this optional feature only if you select it as follows:


- SecureSource Stages - Single Life rider, 1.10%

- SecureSource Stages - Joint Life rider, 1.35%

The fee is based on the greater of the benefit base (BB) or the anniversary contract value, but not more than the maximum BB of $10,000,000.


We deduct the charge from your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.



Once you elect the SecureSource Stages rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is


--------------------------------------------------------------------------------
 44 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS terminated for any reason, we will deduct the charge adjusted for the number of calendar days coverage was in place since we last deducted the charge.



Currently the SecureSource Stages rider fee does not vary with the PN program model portfolio or investment option selected; however, we reserve the right to vary the rider fee for each PN program model portfolio or investment option. The SecureSource Stages - Single Life rider fee will not exceed a maximum of 2.00%. The SecureSource Stages - Joint Life rider fee will not exceed a maximum of 2.50%.


The following describes how your annual rider fee may increase:

1. We may increase the annual rider fee at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.

  (A) You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:

      (i) all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups, any ability to make additional purchase payments,

      (ii) any future rider credits, and the credit base (CB) will be permanently reset to zero,

      (iii) any increase to the lifetime payment percentage due to changing age bands on subsequent birthdays and rider anniversaries, and


      (iv) the ability to change your PN program model portfolio or investment option to one that is more aggressive than your current model portfolio. Any change to a less aggressive PN program model portfolio or investment option will further limit the PN program model portfolios or investment options available to the then current and less aggressive PN program model portfolios or investment options.


  (B) You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher that your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.


2. Your annual rider fee may increase if you elect to change to a more aggressive PN program model portfolio or investment option than your current PN program model portfolio or investment option and if the new PN program model portfolio or investment option has a higher current annual rider fee. The annual rider fees associated with the available PN program model portfolios or investment options may change at our discretion, however these changes will not apply to this rider unless you change your current PN program model portfolio or investment option to a more aggressive one. The new fee will be in effect on the valuation date we receive your written request to change your PN program model portfolio or investment option. You cannot decline this type of fee increase. To avoid it, you must stay in the same PN program model portfolio or investment option or move to a less aggressive model. Also, this type of fee increase does not allow you to terminate the rider.


If your annual rider fee increases, on the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.


The charge does not apply after the annuitization start date.



ACCUMULATION PROTECTOR BENEFIT RIDER FEE


We deduct an annual charge of 0.95%(1) of the greater of your contract value or the minimum contract accumulation value on your contract anniversary for this optional benefit only if you select it. We deduct the charge from the contract value on the contract anniversary. For contract applications signed on or after May 3, 2010, we prorate this charge among all accounts and the subaccounts in the same proportion as your interest in each bears to your total contract value. For contract applications signed prior to June 1, 2009, the charge will be prorated among the GPAs, the one-year fixed account and the subaccounts. We will modify this prorated approach to comply with state regulations where necessary.



Once you elect the Accumulation Protector Benefit rider, you may not cancel it and the charge will continue to be deducted until the end of the waiting period. If the contract is terminated for any reason or on the annuitization start date, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee.



Currently, the Accumulation Protector Benefit rider fee does not vary with the PN program model portfolio or investment option selected; however, we reserve the right to increase this fee and/or vary the rider fee for each PN program model portfolio or investment option. The Accumulation Protector Benefit rider charge will not exceed a maximum of 1.75%.



--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  45

We will not change the Accumulation Protector Benefit rider fee after the rider effective date unless:



(a) you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee; or



(b) you change your PN program investment option (or change from a model portfolio to an investment option under the PN program) after we have exercised our rights to increase the rider fee; or vary the rider fee for each PN program model portfolio or investment option.



If you choose the elective step up, the elective spousal continuation step up or change your PN program model portfolio or investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your PN program model portfolio or investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect.



The charge does not apply after the annuitization start date.



(1) For contract applications signed prior to Jan. 26, 2009, the current charge is 0.55%. For contract applications signed between Jan. 26, 2009 and June 1, 2009, the current fee is 0.80%. For contract applications signed on or after May 3, 2010, the current charge is 0.95%.





SECURESOURCE RIDER FEE

We deduct a charge based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it as follows:


- SecureSource - Single Life rider, 1.10%(1);

- SecureSource - Joint Life rider, 1.40%(1).


We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the GPAs, the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.



Once you elect a SecureSource rider, you may not cancel it and the charge will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the charge. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.



Currently the SecureSource rider fee does not vary with the PN program model portfolio or investment option selected; however, we reserve the right to increase this fee and/or vary the rider fee for each PN program model portfolio or investment option. The SecureSource - Single Life rider charge will not exceed a maximum charge of 2.00%(2). The SecureSource - Joint Life rider fee will not exceed a maximum fee of 2.50%(2).


We will not change the SecureSource rider fee after the rider effective date unless:


(a) you choose the annual elective step up after we have exercised our rights to increase the rider fee. However, if you choose to exercise the annual elective step up before the end of the waiting period, the SecureSource rider fee will not change until the end of the waiting period. The fee will be based on the charge in effect on the valuation date we received your last written request to exercise the elective annual step up or to elect to change your PN program model portfolio or investment option;



(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider fee; or



(c) you elect to change your PN program investment option (or change from a model portfolio to an investment option under the PN program) after we have exercised our rights to increase the rider fee or vary the rider charge for each PN program model portfolio or investment option.



If you choose the elective step up, the elective spousal continuation step up, or change your PN program model portfolio or investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your PN program model portfolio or investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect.



The charge does not apply after annuitization start date.



(1) For contract applications signed on or after June 1, 2008, but prior to Jan. 26, 2009, the current fee is 0.75% for Single Life rider and 0.95% for Joint Life rider. For contract applications signed prior to June 1, 2008, the current fee is 0.65% for Single Life rider and 0.85% for Joint Life rider.


(2) For contract applications signed prior to Jan. 26, 2009, the maximum fee is 1.50% for Single Life rider and 1.75% for Joint Life rider.



--------------------------------------------------------------------------------
 46  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

OPTIONAL LIVING BENEFIT CHARGES -- PREVIOUSLY OFFERED




SECURESOURCE 20 RIDER FEE


We deduct a charge based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it as follows:



- SecureSource 20 - Single Life rider, 1.25%;



- SecureSource 20 - Joint Life rider, 1.55%.



We deduct the charge from your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.



Once you elect the SecureSource 20 rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.



Currently the SecureSource 20 rider fee does not vary with the PN program model portfolio or investment option selected; however, we reserve the right to vary the rider fee for each PN program model portfolio or investment option. The SecureSource 20 - Single Life rider fee will not exceed a maximum charge of 2.00%. The SecureSource 20 - Joint Life rider fee will not exceed a maximum charge of 2.50%.



The following describes how your annual rider fee may increase:



1. We may increase the annual rider fee at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.



  (A) You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:



      (i) all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,



      (ii)  any ability to make additional purchase payments,



      (iii) any pending increase to the ALP due to the 20% credit on the later of the third rider anniversary or the date the ALP is established, and



      (iv) the ability to change your PN program model portfolio or investment option to one that is more aggressive than your current one. Any change to a less aggressive PN program model portfolio or investment option will further limit the PN program model portfolios or investment options available to the then current and less aggressive PN program model portfolios or investment options.



  (B) You can terminate this rider if your annual rider fee increase after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.



2. Your annual rider fee may increase if you elect to change to a more aggressive PN program model portfolio or investment option than your current PN program model portfolio or investment options and if the new PN program model portfolio or investment option has a higher current annual rider fee. The annual rider fees associated with the available PN program model portfolios or investment options may change at our discretion, however these changes will not apply to this rider unless you change your current PN program model portfolio or investment option to a more aggressive one. The new fee will be in effect on the valuation date we receive your written request to change your PN program model portfolio or investment option. You cannot decline this type of fee increase. To avoid it, you must stay in the same PN program model portfolio or investment option or move to a less aggressive PN program model portfolio or investment option. Also, this type of fee increase does not allow you to terminate the rider.



If your annual rider fee increases, on the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.



The charge does not apply after the annuitization start date.



--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  47

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER FEE(1)

We deduct an annual charge of 0.65% of the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it. We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the GPAs, the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.



Once you elect the Guarantor Withdrawal Benefit for Life rider, you may not cancel it and the charge will continue to be deducted until the contract is terminated, or the contract value reduces to zero. If the contract is terminated for any reason or on the annuitization start date, we will deduct the charge from the proceeds payable, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA goes to zero but the contract value has not been depleted, you will continue to be charged.



Currently the Guarantor Withdrawal Benefit for Life rider fee does not vary with the PN program model portfolio or investment option selected; however, we reserve the right to increase this fee and/or vary the rider fee for each model portfolio or investment option. The Guarantor Withdrawal Benefit for Life rider fee will not exceed a maximum fee of 1.50%.



We will not change the Guarantor Withdrawal Benefit for Life rider fee after the rider effective date unless:



(a) you choose the annual elective step up after we have exercised our rights to increase the rider fee. However, if you choose to exercise the annual elective step up before the end of the waiting period, the Guarantor Withdrawal Benefit for Life rider fee will not change until the end of the waiting period, when it will change to the fee that was in effect on the valuation date we received your last written request to exercise the elective annual step up or elect to change your PN program model portfolio or investment option;



(b) you choose elective spousal continuation step up after we have exercised our rights to increase the rider fee; or



(c) you elect to change your PN program investment option (or change from a model portfolio to an investment option under the PN program) after we have exercised our rights to increase the rider fee or vary the rider fee for each model portfolio.


(1) See disclosure in Appendix I.


If you choose the elective step up, the elective spousal continuation step up, or change your PN program model portfolio or investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your PN program model portfolio or investment option. On the next contract anniversary, we will calculate an average fee, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect.



The charge does not apply after the annuitization start date.


GUARANTOR WITHDRAWAL BENEFIT RIDER FEE(1)
THIS FEE INFORMATION APPLIES TO BOTH RIDER A AND RIDER B (SEE APPENDIX J) UNLESS OTHERWISE NOTED.


We deduct an annual charge of 0.55% of contract value for this optional feature only if you select it. We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the GPAs, the one-year fixed account, and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.



Once you elect the Guarantor Withdrawal Benefit rider, you may not cancel it and the charge will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or on the annuitization start date, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.



Currently the Guarantor Withdrawal Benefit rider fee does not vary with the PN program model portfolio or investment option selected; however, we reserve the right to increase this fee and/or vary the rider fee for each PN program model portfolio or investment option. The Guarantor Withdrawal Benefit rider fee will not exceed a maximum charge of 1.50%.



We will not change the Guarantor Withdrawal Benefit rider fee after the rider effective date unless:



(a) you choose the annual elective step up after we have exercised our rights to increase the rider fee. However, if you choose to step up before the third contract anniversary, the Guarantor Withdrawal Benefit rider fee will not change until the third contract anniversary. The fee will be based on the fee in effect on the valuation date we received your last written request to exercise the elective step up or to elect to change your PN program model portfolio or investment option;



--------------------------------------------------------------------------------
 48  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

(b) you choose the elective spousal continuation step up under Rider A after we have exercised our rights to increase the rider fee; or



(c) you elect to change your PN program investment option (or change from a model portfolio to an investment option under the PN program) after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program model portfolio or investment option.



If you choose the annual or spousal continuation elective step up or change your PN program model portfolio or investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your PN program model portfolio or investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect.



The charge does not apply after the annuitization start date.


(1) See disclosure in Appendix J.

INCOME ASSURER BENEFIT RIDER FEE

We deduct a charge for this optional feature only if you selected it. We determine the charge by multiplying the guaranteed income benefit base by the charge for the Income Assurer Benefit rider you select. There are three Income Assurer Benefit rider options available under your contract (see "Optional Benefits -- Income Assurer Benefit Riders") and each has a different guaranteed income benefit base calculation. The charge for each Income Assurer Benefit rider is as follows:



                                                              MAXIMUM              CURRENT
Income Assurer Benefit - MAV                                    1.50%                0.30%(1)

Income Assurer Benefit - 5% Accumulation Benefit Base           1.75                 0.60(1)

Income Assurer Benefit - Greater of MAV or 5% Accumulation
Benefit Base                                                    2.00                 0.65(1)


(1) For applications signed prior to Oct. 7, 2004, the following current annual rider charges apply: Income Assurer Benefit - MAV -- 0.55%, Income Assurer Benefit -- 5% Accumulation Benefit Base -- 0.70%; and Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base -- 0.75%.


We deduct the charge from the contract value on your contract anniversary. We prorate this charge among the GPAs, the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary. If the contract is terminated for any reason or on the annuitization start date, we will deduct the fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee.



Currently the Income Assurer Benefit rider fee does not vary with the PN program model portfolio or investment option selected; however, we reserve the right to increase this fee and/or vary the rider fee for each PN program model portfolio or investment option but not to exceed the maximum fees shown above. We cannot change the Income Assurer Benefit fee after the rider effective date, unless you change your PN program model portfolio or investment option after we have exercised our rights to increase the fee and/or charge a separate fee for each PN program model portfolio or investment option. If you choose to change your PN program model portfolio or investment option after we have exercised our rights to increase the rider fee, you will pay the fee that is in effect on the valuation date we receive your written request to change your PN program model portfolio or investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect.


For an example of how each Income Assurer Benefit rider fee is calculated, see Appendix K.

OPTIONAL DEATH BENEFIT CHARGES -- CURRENTLY OFFERED

BENEFIT PROTECTOR DEATH BENEFIT RIDER FEE

We deduct a charge for the optional feature only if you select it. If selected, we deduct 0.25% of your contract value on your contract anniversary. We prorate this fee among all accounts and subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.


For the Current Contract, on the annuitization start date and if the contract is terminated for any reason except your election to terminate the rider during the 30 day window after certain anniversaries, we will deduct the fee from the contract value adjusted for the number of calendar days coverage was in place during the contract year. For the Original Contract, on the annuitization start date and if the contract is terminated for any reason other than death, we will deduct the fee from the contract value adjusted for the number of calendar days coverage was in place since we last deducted the fee.

We cannot increase this annual charge after the rider effective date.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  49

BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER FEE


We deduct a charge for the optional feature only if you select it. If selected, we deduct 0.40% of your contract value on your contract anniversary. We prorate this fee among all accounts and subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.


For the Current Contract, on the annuitization start date and if the contract is terminated for any reason except your election to terminate the rider during the 30 day window after certain anniversaries, we will deduct the fee from the contract value adjusted for the number of calendar days coverage was in place during the contract year.

For the Original Contract, on the annuitization start date and if the contract is terminated for any reason other than death, we will deduct the fee from the contract value adjusted for the number of calendar days coverage was in place since we last deducted the fee.

We cannot increase this annual charge after the rider effective date.

VALUING YOUR INVESTMENT

We value your accounts as follows:

GPAS
We value the amounts you allocated to the GPAs directly in dollars. The value of a GPA equals:

- the sum of your purchase payments and transfer amounts allocated to the GPAs;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge; and

- minus the prorated portion of the fee for any of the following optional benefits you have selected:

  - SecureSource series of riders;

  - Accumulation Protector Benefit rider;

  - Guarantor Withdrawal Benefit for Life rider;

  - Guarantor Withdrawal Benefit rider;

  - Income Assurer Benefit rider;

  - Benefit Protector rider; or

  - Benefit Protector Plus rider.

THE FIXED ACCOUNT
We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:

- Current Contract: the sum of your purchase payments allocated to the regular fixed account and the Special DCA fixed account, and transfer amounts to the regular fixed account (including any positive or negative MVA on amounts transferred from the GPAs);


- Original Contract: the sum of your purchase payments allocated to the one-year fixed account (if included), and the DCA fixed account (if included), and transfer amounts to the one-year fixed account (including any positive or negative MVA on amounts transferred from the GPAs);


- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge; and

- minus the prorated portion of the fee for any of the following optional benefits you have selected:

  - SecureSource series of riders;

  - Accumulation Protector Benefit rider;

  - Guarantor Withdrawal Benefit for Life rider;

  - Guarantor Withdrawal Benefit rider;

  - Income Assurer Benefit rider;

  - Benefit Protector rider; or

  - Benefit Protector Plus rider.


--------------------------------------------------------------------------------
 50  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- transfers into or out of the subaccounts (including any positive or negative MVA on amounts transferred from the GPAs);

- partial surrenders;

- surrender charges;

and the deduction of a prorated portion of:

- the contract administrative charge; and

- the fee for any of the following optional benefits you have selected:

  - SecureSource series of riders;

  - Accumulation Protector Benefit rider;

  - Guarantor Withdrawal Benefit for Life rider;

  - Guarantor Withdrawal Benefit rider;

  - Income Assurer Benefit rider;

  - Benefit Protector rider; or

  - Benefit Protector Plus rider.


Accumulation unit values will fluctuate due to:


- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fee and the variable account administrative charge.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  51

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, for the Original Contract, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or one-year GPA to one or more subaccounts. Automated transfers are not available for GPA terms of two or more years. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an interest sweep strategy. Interest sweeps are a monthly transfer of the interest earned from the one-year fixed account or one-year GPA into the subaccounts of your choice. If you participate in an interest sweep strategy the interest you earn on the one-year fixed account or one-year GPA will be less than the annual interest rate we apply because there will be no compounding. For the Current Contract, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account to one or more subaccounts. You may not set up an automated transfer to or from the GPAs or set up an automated transfer to the regular fixed account. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments. The Current Contract does not allow an interest sweep strategy.

There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.


HOW DOLLAR-COST AVERAGING WORKS


                                                                                           NUMBER
By investing an equal number                                  AMOUNT     ACCUMULATION     OF UNITS
of dollars each month...                            MONTH    INVESTED     UNIT VALUE     PURCHASED

                                                     Jan       $100           $20           5.00

                                                     Feb        100            18           5.56

you automatically buy                                Mar        100            17           5.88

more units when the                    (ARROW)       Apr        100            15           6.67

per unit market price is low...                      May        100            16           6.25

                                                     Jun        100            18           5.56

                                                     Jul        100            17           5.88

and fewer units                                      Aug        100            19           5.26

when the per unit                      (ARROW)       Sept       100            21           4.76

market price is high.                                Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.


Dollar-cost averaging as described in this section is not available when the PN program is in effect. However, subject to certain restrictions, dollar-cost averaging is available through the Special DCA fixed account (Current Contract) and the DCA fixed account (Original Contract). See the "Special DCA Fixed Account", "DCA Fixed Account" and "Portfolio Navigator Program" sections in this prospectus for details.


ASSET REBALANCING
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing

--------------------------------------------------------------------------------
 52 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.


Different rules apply to asset rebalancing under the PN program (see "Portfolio Navigator Program" below and "Appendix H -- Asset Allocation Program for Contracts with Applications Signed Before May 1, 2006").



As long as you are not participating in a PN program, asset rebalancing is available for use with the Special DCA fixed account (Current Contract) and the DCA fixed account (Original Contract) (see "Special DCA Fixed Account" and "DCA Fixed Account") only if your subaccount allocation for asset rebalancing is exactly the same as your subaccount allocation for transfers from the Special DCA fixed account and the DCA fixed account. If you change your subaccount allocations under the asset rebalancing program or the Special DCA fixed account and the DCA fixed account, we will automatically change the subaccount allocations so they match. If you do not wish to have the subaccount allocation be the same for the asset rebalancing program and the Special DCA fixed account and the DCA fixed account, you must terminate the asset rebalancing program or the Special DCA fixed account and the DCA fixed account, as you may choose.





PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM)


THE FOLLOWING INFORMATION ABOUT THE PN PROGRAM APPLIES TO YOUR CONTRACT. FOR ADDITIONAL INFORMATION ABOUT THE PN PROGRAM FOR CONTRACTS WITH APPLICATIONS SIGNED BEFORE MAY 10, 2010, ALSO SEE BELOW "PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM) FOR CONTRACTS WITH APPLICATIONS SIGNED BEFORE MAY 10, 2010."



The PN program is available for nonqualified annuities and for qualified annuities. The PN program allows you to allocate your contract value to a PN program investment option. The PN program investment options are currently five funds of funds, each of which has a particular investment objective and invests in underlying funds. The PN program also allows those who participated in the PN program and who exercised an "opt-out" right applicable through April 23, 2010 (to be in this group, you must have signed the application for your contract on or before April 23, 2010) to remain invested in a "static" PN program model portfolio (not subject to further updating or reallocation, as described under "Portfolio Navigator Program (PN program) for Contract Applications Signed Before May 10, 2010").



You are required to participate in the PN program if your contract includes optional living benefit riders. If your contract does not include one of these riders, you also may elect to participate in the PN program at no additional charge. You should review any PN program information, including the terms of the PN program, carefully. Your investment professional can provide you with additional information and can answer questions you may have on the PN program.



Each of the PN program fund of funds investment options has the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds. RiverSource Investments is the investment adviser of each of the PN program investment options, but does not serve as investment adviser under the PN program (regardless of whether you have selected a PN program investment option or remained in a model portfolio). Morningstar Associates, LLC serves as an independent consultant to RiverSource Investments to provide recommendations regarding portfolio construction and ongoing analysis of the PN program investment options, but does not provide any services in connection with the model portfolios. RiverSource Investments or an affiliate will serve as investment adviser for all of the underlying funds in which the investment options invest. However, some of the underlying funds will be managed on a day-to-day basis directly by RiverSource Investments and some will be managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of RiverSource Investments and the fund's board of trustees. The new funds of funds have objectives ranging from Conservative to Aggressive, and are managed within asset class allocation targets and with a broad multi-manager approach.



Below are the asset allocation weights (between equity and fixed income/cash underlying funds) for each of the funds of funds:



1. Variable Portfolio -- Aggressive Portfolio: 80% Equity / 20% Fixed Income



2. Variable Portfolio -- Moderately Aggressive Portfolio: 65% Equity / 35% Fixed Income



3. Variable Portfolio --  Moderate Portfolio: 50% Equity / 50% Fixed Income



4. Variable Portfolio -- Moderately Conservative Portfolio: 35% Equity / 65% Fixed Income



5. Variable Portfolio --  Conservative Portfolio: 20% Equity / 80% Fixed Income



POTENTIAL CONFLICTS OF INTEREST. In identifying the universe of investment options and providing investment advisory services for the PN program investment options and certain of the funds underlying the investment options and model portfolios, RiverSource Investments is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because RiverSource Investments or one of its affiliates serves as the investment adviser to the underlying funds invested in the investment options and to certain underlying funds to which assets are allocated under the model portfolios, because we or an affiliate of ours may provide other services in connection with such


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS 53 underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest which RiverSource Investments and its affiliates are subject to in connection with a PN program investment option, see the prospectus for such investment option. For additional information about the conflicts of interest which RiverSource Investments and its affiliates are subject to in connection with a PN program model portfolio, see "Portfolio Navigator Program (PN program) for Contract Applications Signed before May 10, 2010."



PARTICIPATING IN THE PN PROGRAM. If you choose or are required to participate in the PN program, you are responsible for determining which investment option is best for you or whether to remain in a model portfolio or investment option. Your investment professional can help you make this determination. In addition, your investment professional may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio or investment option most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the investment option (or the asset mix reflected in the model portfolio, if applicable) you select or selected after completing the investor questionnaire is appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your decision to participate in the PN program, your selection of a specific investment option or model portfolio, if applicable, or your decision to change to a different investment option.



Currently, there are five PN program investment options, and five model portfolios, ranging from conservative to aggressive. You may not use more than one investment option or model portfolio at a time. Each investment option is a fund of funds. Each model portfolio consists of subaccounts and/or any GPAs (if included) according to the allocation percentages stated for the model portfolio. If you are participating in the PN program in a model portfolio, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.



Special rules apply to the GPAs if they are included in a model portfolio. Under these rules:



- no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA may apply if you elect to transfer to a new investment option);



- no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio. (See "Guarantee Period
  Accounts -- Market Value Adjustment.")



If you initially allocate qualifying purchase payments to the DCA fixed account (Original Contract) or Special DCA fixed account (Current Contract), when available (see "The Special DCA Fixed Account" and "DCA Fixed Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the DCA fixed account (Original Contract) or Special DCA fixed account (Current Contract), into the investment option or model portfolio you have chosen.



You may request a change to your investment option (or a transfer from your model portfolio to an investment option) up to twice per contract year by written request on an authorized form or by another method agreed to by us. If your contract includes an optional rider that requires participation in the PN program and you make such a change, we may charge you a higher fee for your rider. If your contract includes a SecureSource rider, we reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see "Market Timing").



We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:



- limit your choice of investment options based on the amount of your initial purchase payment we accept or when you take a surrender;



- cancel required participation in the program after 30 days written notice;



- substitute a fund of funds for your model portfolio if permitted under applicable securities law; and



- discontinue the PN program. We will give you 30 days' written notice of any such change.



- RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. By investing in a PN program investment option or in accordance with a model portfolio, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. For additional information about the risks of investing in a PN program investment option, see the prospectus for such investment option. For additional information about the risks of investing in accordance with a PN program model portfolio, see "Portfolio Navigator Program (PN program) for Contracts with Applications Signed before May 10, 2010" below.



PN PROGRAM UNDER THE ACCUMULATION PROTECTOR BENEFIT RIDER, SECURESOURCE SERIES OF RIDERS, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER, GUARANTOR WITHDRAWAL BENEFIT RIDER OR INCOME ASSURER BENEFIT RIDER



--------------------------------------------------------------------------------
 54  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

If you purchased one of the optional living benefit riders you were required to participate in the PN program under the terms of each rider.



- ACCUMULATION PROTECTOR BENEFIT RIDER: You cannot terminate the Accumulation Protector Benefit rider. As long as the Accumulation Protector Benefit rider is in effect, your contract value must be invested in one of the investment options or model portfolios. For contracts with applications signed on or after Jan. 26, 2009, you cannot select the Aggressive investment option or model portfolio, or transfer to the Aggressive investment option while the rider is in effect. The Accumulation Protector Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to invest in any of the PN program investment options or invest in accordance with any of the model portfolios, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION PROTECTOR BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL THE END OF THE WAITING PERIOD.



- SECURESOURCE SERIES OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDERS : The SecureSource series or the Guarantor Withdrawal Benefit for Life riders require that your contract value be invested in one of the investment options or model portfolios for the life of the contract. Subject to state restrictions, we reserve the right to limit the number of investment options or model portfolios from which you can select based on the dollar amount of purchase payments you make. Because you cannot terminate the SecureSource series rider or the Guarantor Withdrawal Benefit for Life rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to invest in any of the PN program investment options or invest in accordance with any of the model portfolios. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE SECURESOURCE SERIES OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.



- GUARANTOR WITHDRAWAL BENEFIT RIDER: The Guarantor Withdrawal Benefit rider requires that your contract value be invested in one of the investment options or model portfolios for the life of the contract and because you cannot terminate the Guarantor Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to invest in any of the PN program investment options or invest in accordance with any of the model portfolios. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GUARANTOR WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.



- INCOME ASSURER BENEFIT RIDER: The Income Assurer Benefit rider requires that your contract value be invested in one of the investment options or model portfolios for the life of the contract. You can terminate the Income Assurer Benefit rider during the 30-day period after the first rider anniversary and at any time after the expiration of the waiting period. At all other times you cannot terminate the Income Assurer Benefit rider once you have selected it and you must terminate your contract by requesting a full withdrawal if you do not want to invest in any of the PN program investment options or invest in accordance with any of the model portfolios. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE INCOME ASSURER BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.



OPTIONAL PN PROGRAM



If you do not select optional living benefit rider that requires your participation in the PN program, you may elect to participate in the PN program by adding the optional PN program to your contract at no additional charge. You can elect to participate in the PN program at any time, and you may transfer all or part of your assets from a PN program investment option or transfer your contract assets so that they are not invested in accordance with a model portfolio or investment option at any time. If you transfer contract assets so that they are no longer invested in accordance with a PN program model portfolio or investment option, automated rebalancing associated with the model portfolio or investment option will end.



PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM) FOR CONTRACT APPLICATIONS SIGNED BEFORE MAY 10, 2010


As of the Transfer Date (defined below), your contract assets invested in accordance with a model portfolio under the PN program will be transferred based on the recommendation of RiverSource Investments, the investment adviser under the PN program, to a fund of funds investment option that corresponds to your model portfolio unless you informed us on or before April 23, 2010 that you did not want your assets so transferred (unless you "opt out"). The actual date of transfer to the fund of funds or the date upon which your opt out becomes effective (the "Transfer Date") will occur no earlier than May 7, 2010 and no later than June 30, 2010, and will depend on the contract you own and the month that you purchased your contract. If you opt out of the transfer, you will remain invested in accordance with the asset allocation currently specified for your model portfolio and you will not receive any further reallocation recommendations from RiverSource Investments (although your assets will be rebalanced back to the current allocation quarterly). As of the Transfer Date, RiverSource Investments will no


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS 55 longer review the model portfolios or make changes to them as part of the PN program, and the investment advisory agreement you have previously entered into with RiverSource Investments will terminate.



If you have chosen to remain invested in a "static" PN program model portfolio, your assets will remain invested in accordance with your current model portfolio, and you will not be provided with any future updates to the model portfolio or reallocation recommendations. If you own a contract with a living benefit rider which requires you to participate in the PN program and have chosen to remain in a PN program model portfolio, you may in the future transfer the assets in your contract only to one of the new fund of funds investment options. If you begin taking income from your contract and have living benefit rider that requires a move to a certain model portfolio or investment option once you begin taking income, you will be transferred to a fund of funds that corresponds to that model portfolio.



RiverSource Investments and its affiliates have committed to a two-year cap on PN program investment option expenses for contract owners with contract applications signed before May 10, 2010, as set forth in disclosure previously sent to such contract owners. Specifically, expense waivers and reimbursements will be applied to the PN program investment options and to the underlying funds so that total fees and expenses paid by investors in the PN program investment options will approximate the total fees and expenses of the underlying funds borne by participants in the corresponding PN program model portfolio, based on 2009 fiscal year end expenses. After two years these expense caps will no longer be in place and total expenses will likely be higher.



SERVICE PROVIDERS IN CONNECTION WITH THE PN PROGRAM MODEL PORTFOLIOS. RiverSource Investments, an affiliate of ours, has served as non-discretionary investment adviser for PN program model portfolio participants solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments has entered into an investment advisory agreement with each contract owner participating in the PN program prior to the program changes described in this prospectus. In its role as investment adviser to the PN program, RiverSource Investments relied upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviewed the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducted periodic due diligence and provided ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investments' role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investments' Form ADV, the SEC investment adviser registration form.



The Disclosure Document was delivered to contract owners enrolled in the PN program prior to May 10, 2010 at or before the time they enrolled.



The PN program model portfolios were designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc.



The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provided or provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.



We identified to Morningstar Associates the universe of allocation options that could be included in the model portfolios (the universe of allocation options). Once we identified this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictated to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential conflicts of interest", there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.



POTENTIAL CONFLICTS OF INTEREST. Although RiverSource Investment will no longer maintain the model portfolios on an ongoing basis, the asset allocations in the current model portfolios may have been affected by the following conflicts of interest.



In identifying the universe of allocation options for a model portfolio, we and our affiliates, including RiverSource Investments, were subject to competing interests that may have influenced the allocation options we proposed. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to certain underlying funds in the model portfolios as well as compensation we or an affiliate of ours may receive for providing services in connection with such underlying funds or their corresponding sub-accounts. These competing interests also involve compensation we or an affiliate of ours receive if certain funds that RiverSource Investments does not advise were included as underlying funds in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.



--------------------------------------------------------------------------------
 56  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

As an affiliate of RiverSource Investments, we had an incentive to identify the RiverSource Variable Series Trust funds for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role RiverSource Investments may, from time to time, have recommended certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may have included a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may have believed that certain RiverSource Variable Series Trust funds would have benefited from additional assets or could have been harmed by redemptions. All of these factors may have impacted RiverSource Investments' view regarding the composition and allocation of a model portfolio.



RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may have influenced the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.



We, RiverSource Investments, or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have had an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from certain GPAs or the one-year fixed account than from other allocation options. We therefore may have had an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.



Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have had an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.



MODEL PORTFOLIO RISKS. Asset allocation through a PN program model portfolio does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.



By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.



In the future, the model portfolios will not be updated periodically, and the investments and investment styles and policies of the current allocation options may change. Accordingly, your model portfolio may change so that it is no longer appropriate for your needs. Furthermore, the absence of periodic updating means that existing allocation options will not be replaced as may be appropriate due to poor performance, changes in management personnel, or other factors.



Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.



Quarterly rebalancing of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.




TRANSFERRING AMONG ACCOUNTS

The transfer rights discussed in this section do not apply while the PN program is in effect.


For the Current Contract, you may transfer contract value from any one subaccount, GPAs, the regular fixed account and the Special DCA fixed account to another subaccount before the annuitization start date. For the Original Contract, you may

--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS 57 transfer contract value from any one subaccount, GPAs, the one-year fixed account, or the DCA fixed account to another subaccount before the annuitization start date. Certain restrictions apply to transfers involving the GPAs, the regular fixed account and the one-year fixed account. You may not transfer contract value to the Special DCA fixed account or the DCA fixed account. You may not transfer contract value from the Special DCA fixed account or the DCA fixed account except as part of automated monthly transfers.

The date your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period, unless an exception applies.

We may suspend or modify transfer privileges at any time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES
CURRENT CONTRACT:

- Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the regular fixed account at any time. However, if you made a transfer from the regular fixed account to the subaccounts or the GPAs, took a partial surrender from the fixed account or terminated automated transfers from the Special DCA fixed account, you may not make a transfer from any subaccount or GPA to the regular fixed account for six months following that transfer, partial surrender or termination.


- You may transfer contract values from the regular fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the regular fixed account are not subject to an MVA. You may transfer the entire contract value to the regular fixed account. Subject to state restrictions, we reserve the right to limit transfers to the regular fixed account at any time on a non-discriminatory basis with notification. Transfers out of the regular fixed account, including automated transfers, are limited to 30% of regular fixed account value at the beginning of the contract year(1) or $10,000, whichever is greater. Subject to state restrictions, we reserve the right to change the percentage allowed to be transferred from the regular fixed account at any time on a non-discriminatory basis with notification.

- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA)").


- You may not transfer contract values from the subaccounts, the GPAs or the regular fixed account into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts or the PN program model portfolio or investment option in effect. (See "Special DCA Fixed Account.")


- After the annuitization start date, you may not make transfers to or from the GPAs or the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your GPAs and Special DCA fixed account.

(1) All purchase payments received into the regular fixed account prior to your transfer request are considered your beginning of contract year value during the first contract year.

ORIGINAL CONTRACT:
- Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.

- You may transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to an MVA. The

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 58  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
  amount of contract value transferred to the one-year fixed account cannot result in the value of the one-year fixed account being greater than 30% of the contract value. Transfers out of the one-year fixed account are limited to 30% of one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater. Subject to state restrictions, we reserve the right to further limit transfers to or from the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.

- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA)").

- You may not transfer contract values from the subaccounts, the GPAs, or the one-year fixed account into the DCA fixed account. However, you may transfer contract values as automated monthly transfers from the DCA fixed account to any of the investment options available under your contract, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPA, as described above. (See "DCA Fixed Account.")

- After the annuitization start date, you may not make transfers to or from the GPAs or the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your GPAs and DCA fixed account.

MARKET TIMING
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  59

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER, AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.


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 60  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to our corporate office:

RIVERSOURCE LIFE INSURANCE COMPANY
829 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

CURRENT CONTRACT:

MINIMUM AMOUNT
Transfers or surrenders: $250 or entire subaccount balance**

ORIGINAL CONTRACT:

MINIMUM AMOUNT
Transfers or surrenders:  $500 or entire account balance

ALL CONTRACTS

MAXIMUM AMOUNT
Transfers or surrenders:  Contract value or entire account balance

   * Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.
  ** The contract value after a partial surrender must be at least $500.


 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS


Your investment professional can help you set up automated transfers among your subaccounts, regular fixed account (Current Contract), the one-year fixed account (Original Contract) or GPAs or automated partial surrenders from the GPAs, regular fixed account, one-year fixed account, Special DCA fixed account (Current Contract), DCA fixed account (Original Contract) or the subaccounts.


You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account (Original Contact only) to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.

- Automated transfers from the regular fixed account (Current Contract only) are limited to 30% of the regular fixed account values at the beginning of the contract year or $10,000, whichever is greater.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.


- If the PN program is in effect, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account (Current Contract) or DCA fixed account (Original Contract) (see "Special DCA Fixed Account", "Fixed Account -- DCA Fixed Account" and "Making the Most of Your Contract -- Portfolio Navigator Program").


- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.


- If you have one of the SecureSource series of riders, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider, you may set up automated partial surrenders up to the benefit amount available for withdrawal under the rider.


MINIMUM AMOUNT

CURRENT CONTRACT:

Transfers or surrenders:  $50

ORIGINAL CONTRACT:

Transfers or surrenders:  $100 monthly
                          $250 quarterly, semiannually or annually


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  61

 3 BY PHONE


Call:
(800) 333-3437


MINIMUM AMOUNT

CURRENT CONTRACT:

Transfers or surrenders:  $250 or entire contract balance

ORIGINAL CONTRACT:

Transfers or surrenders:  $500 or entire account balance

MAXIMUM AMOUNT

CURRENT CONTRACT:

Transfers:                Contract value or entire account balance
Surrenders:                $100,000

ORIGINAL CONTRACT:

Transfers:                Contract value or entire account balance
Surrenders:                $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and surrenders are automatically available. You may request that telephone transfers and surrenders not be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before the annuitization start date by sending us a written request or calling us. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay a contract administrative charges, surrender charges or any applicable optional rider charges (see "Charges"), IRS taxes and penalties (see "Taxes"). You cannot make surrenders after the annuitization start date except under Annuity Payout Plan
E. (See "The Annuity Payout Period -- Annuity Payout Plans.")


Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced. If you have elected one of the SecureSource series of riders, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the rider, your benefits under the rider may be reduced (see "Optional Benefits"). Any partial surrender request that exceeds the amount allowed under the riders and impacts the guarantees provided will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.


In addition, surrenders you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES
CURRENT CONTRACT:
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender from all your subaccounts, GPAs, the Special DCA fixed account and/or the regular fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise(1). The minimum contract value after partial surrender is $500.


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 62  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

ORIGINAL CONTRACT:
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender from all your subaccounts, GPAs, the DCA fixed account and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise.(1)

After executing a partial surrender, the value in the one-year fixed account and each GPA and subaccount must be either zero or at least $50.

(1) If you elected one of the SecureSource series of riders, you do not have the option to request from which account to surrender.

RECEIVING PAYMENT
By regular or express mail:

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

  - you severed employment with the employer who purchased the contract;

  - the distribution is because of your death;


  - the distribution is due to plan termination; or



  - you are a military reservist.


- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes")


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  63

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING THE ANNUITANT

For the Current Contract, if you have a nonqualified annuity and are a natural person (excluding a revocable trust), you may change the annuitant or contingent annuitant if the request is made prior to the annuitization start date and while the existing annuitant or contingent annuitant is living. The change will become binding on us when we receive it. If you and the annuitant are not the same person and the annuitant dies before the annuitization start date, the owner becomes the annuitant unless a contingent annuitant has been previously selected. You may not change the annuitant if you have a qualified annuity or there is non-natural or revocable trust ownership.

For the Original Contract, annuitant changes are not allowed.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders and any owner was not an owner before the change, all owners (including any prior owner who is still an owner after the ownership change) (along with the annuitant for the Original Contract) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.


If you have an Income Assurer Benefit rider and/or the Benefit Protector Plus rider, the riders will terminate upon transfer of ownership of the annuity contract.


For the Original Contract, our current administrative practice is that if you have the Benefit Protector rider, the owner can choose to terminate the Benefit Protector rider during the 30-day window following the effective date of the ownership change.



For the Current Contract, if you have the Benefit Protector rider, if any owner is older than age 75 immediately following the ownership change, the rider will terminate upon change of ownership. If all owners are younger than age 76, the rider continues unless the owner chooses to terminate it during the 30-day window following the effective date of the ownership change. The Benefit Protector death benefit values may be reset (see "Optional Death
Benefits - Benefit Protector Death Benefit Rider").



For the Current Contract, the death benefit may change due to a change of ownership. If any owner is older than age 85 immediately following the ownership change, the MAV Death Benefit, 5% Accumulation Death Benefit and EDB will terminate, the ROPP Death Benefit will be unavailable, and the Contract Value Death Benefit will apply. If any owner is older than age 79 but all owners are younger than age 86, the MAV Death Benefit, the 5% Accumulation Death Benefit, and the EDB will terminate and the ROPP Death Benefit will apply. If all owners are age 79 or younger, the ROPP Death Benefit, MAV Death Benefit, 5% Accumulation Death Benefit or EDB will continue. The ROPP Death Benefit, MAV Death Benefit, 5% Accumulation Death Benefit and EDB values may be reset (see "Benefits in the Case of Death"). If the death benefit that applies to your contract changes due to an ownership change, the mortality and expense risk fee may change as well (see "Charges - Mortality and Expense Risk Fee").


The SecureSource series - Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses or their revocable trust(s); no other ownership changes are allowed while this rider is in force, subject to state restrictions. The Accumulation Protector Benefit, the SecureSource - Single Life, the Guarantor Withdrawal Benefit for Life and the Guarantor Withdrawal Benefit riders will continue upon transfer of ownership of the annuity contract and the values

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 64  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
may be reset. For the Secure Source 20 - Single Life and SecureSource
Stages - Single Life riders, an ownership change that results in different covered person will terminate the rider, subject to state restrictions. (See "Optional Benefits.")

BENEFITS IN CASE OF DEATH

CURRENT CONTRACT:
(applications signed on or after Nov. 30, 2009, subject to state availability)

We will pay the death benefit to your beneficiary upon your death. If a contract has more than one person as the owner, we will pay the benefits upon the first to die of any owner. The basic death benefit available under your contract at contract issue is the ROPP Death Benefit. In addition to the ROPP Death Benefit, we also offer the following optional death benefits at contract issue:

- MAV Death Benefit;

- 5% Accumulation Death Benefit; or

- Enhanced Death Benefit.

If it is available in your state and if you are age 79 or younger at contract issue, you can elect any one of the above optional death benefits. If you are age 80 or older at contract issue, the ROPP Death Benefit will apply.

Once you elect a death benefit, you cannot change it; however the death benefit that applies to your contract may change due to an ownership change (see "Changing Ownership") or continuation of the contract by the spouse under the spousal continuation provision.

We show the death benefit that applies to your contract at issue on your contract's data page. The death benefit determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

We will base the benefit paid on the death benefit coverage in effect on the date of your death.

HERE ARE SOME TERMS THAT ARE USED TO DESCRIBE THE DEATH BENEFITS:


                                                                              PS X DB
ADJUSTED PARTIAL SURRENDERS (CALCULATED FOR ROPP AND MAV DEATH BENEFITS)  =  ---------
                                                                                 CV



  PS = the amount by which the contract value is reduced as a result of the partial surrender.

  DB = the applicable ROPP value or MAV on the date of (but prior to) the partial surrender

  CV = contract value on the date of (but prior to) the partial surrender.


COVERED LIFE CHANGE: is either continuation of the contract by a spouse under the spousal continuation provision, or an ownership change where any owner after the ownership change was not an owner prior to the change.



CONTRACT VALUE DEATH BENEFIT (CV DEATH BENEFIT): is the death benefit available if any owner after an ownership change or spouse who continues the contract under the spousal continuation provision is over age 85 and therefore cannot qualify for the ROPP death benefit. Under this benefit, we will pay the beneficiary the greater of:


  - the Full Surrender Value, or

  - the contract value after any rider charges have been deducted.

FULL SURRENDER VALUE: is the contract value immediately prior to the surrender (immediately prior to payment of a death claim for death benefits) less:

- any surrender charge,

- pro rata rider charges,

- the contract charge, and

plus:

- any positive or negative market value adjustment.


RETURN OF PURCHASE PAYMENTS (ROPP) DEATH BENEFIT

The ROPP Death Benefit is the basic death benefit on the contract that will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you die before the annuitization start date and while this contract is in force, the death benefit will be the greatest of:

1. the contract value after any rider charges have been deducted,


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  65

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2. the ROPP Value, or

3. the Full Surrender Value.

ROPP VALUE: is the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.

After a covered life change for a spouse who continues the contract and is age 85 or younger, we reset the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). If the spouse who continues the contract is age 86 or older, the ROPP Death Benefit will terminate and he or she will be eligible for the CV death benefit.


After a covered life change other than for the spouse who continues the contract, if the prior owner and all current owners are eligible for the ROPP death benefit we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less.



If the prior owner was not eligible for the ROPP but all current owners are eligible, we reset the ROPP value to the contract value after any rider charges have been deducted on the valuation date we receive your request for the ownership change.


IF AVAILABLE IN YOUR STATE AND YOU ARE AGE 79 OR YOUNGER AT CONTRACT ISSUE, YOU MAY SELECT ONE OF THE DEATH BENEFITS DESCRIBED BELOW AT THE TIME YOU PURCHASE YOUR CONTRACT. THE DEATH BENEFITS DO NOT PROVIDE ANY ADDITIONAL BENEFIT BEFORE THE FIRST CONTRACT ANNIVERSARY AND MAY NOT BE APPROPRIATE FOR CERTAIN OLDER ISSUE AGES BECAUSE THE BENEFIT VALUES MAY BE LIMITED AFTER AGE 80. BE SURE TO DISCUSS WITH YOUR INVESTMENT PROFESSIONAL WHETHER OR NOT THESE DEATH BENEFITS ARE APPROPRIATE FOR YOUR SITUATION.


MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT

The MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

1. contract value after any rider charges have been deducted;

2. the ROPP value as described above;

3. the MAV; or

4. the Full Surrender Value as described above.

The MAV equals the ROPP value prior to the first contract anniversary. Every contract anniversary prior to the earlier of your 81st birthday or your death, we compare the MAV to the current contract value and we reset the MAV to the higher amount. The MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders.

After a covered life change for a spouse who is age 79 or younger and continues the contract, we reset the MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value).


After a covered life change other than for a spouse who continues the contract, if all owners are under age 80, we reset the MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:


(a) the contract value after any rider charges have been deducted, or

(b) the MAV on that date, but prior to the reset.

If your spouse chooses to continue the contract under the spousal continuation provision, the death benefit available for the spouse's beneficiaries depends on the spouse's age. If your spouse was age 79 or younger when the contract was continued, he or she will continue to be eligible for the MAV. If your spouse is over age 79 but younger than age 86 when the contract was continued, he or she will be eligible for the ROPP death benefit. If your spouse is age 86 or older when the contract was continued, he or she will be eligible for the CV death benefit.


5% ACCUMULATION DEATH BENEFIT

The 5% Accumulation Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

1. contract value after any rider charges have been deducted;

2. the ROPP value as described above;

3. the 5% accumulation death benefit floor; or


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 66  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

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4. the Full Surrender Value as described above.

The key terms and provisions of the 5% Accumulation Death Benefit are:

5% ACCUMULATION DEATH BENEFIT FLOOR: is equal to the sum of:

1. the contract value in the Excluded Accounts (currently, regular fixed account and GPAs), if any, and

2. the variable account floor.

PROTECTED ACCOUNT BASE (PAB) AND EXCLUDED ACCOUNT BASE (EAB): Adjustments to variable account floor require tracking amounts representing purchase payments, not previously surrendered, that are allocated or transferred to the Protected Accounts (currently, subaccounts and the Special DCA fixed account) and Excluded Accounts.

  - PAB equals amounts representing purchase payments, not previously surrendered or transferred, that are in the Protected Accounts.

  - EAB equals amounts representing purchase payments, not previously surrendered or transferred, that are in the Excluded Accounts.

VARIABLE ACCOUNT FLOOR: Variable account floor is PAB increased on contract anniversaries prior to the earlier of your 81st birthday or your death.

NET TRANSFER: If multiple transfers are made on the same valuation day, they are combined to determine the net amount of contract value being transferred between the Protected Accounts and Excluded Accounts. This net transfer amount is used to adjust the EAB, PAB and variable account floor values.

ESTABLISHMENT OF VARIABLE ACCOUNT FLOOR, PAB AND EAB
On the contract date, 1) variable account floor and PAB are established as your initial purchase payment allocated to the Protected Accounts; and 2) EAB is established as your initial purchase payment allocated to the Excluded Accounts.

ADJUSTMENTS TO VARIABLE ACCOUNT FLOOR, PAB AND EAB
Variable account floor, PAB and EAB are adjusted by the following:

1. When an additional purchase payment is made;

  (A) any payment you allocate to the Protected Accounts are added to PAB and to variable account floor, and

  (B) any payment you allocate to the excluded accounts are added to EAB.

2. When transfers are made to the Protected Accounts from the Excluded Accounts, we increase PAB and variable account floor, and we reduce EAB.

   The amount we deduct from EAB and add to PAB and to variable account floor is calculated for each net transfer using the following formula:

     A X B
     -----   where:
       C


   A = the amount the contract value in the Excluded Accounts is reduced by the net transfer

   B = EAB on the date of (but prior to) the transfer

   C = the contract value in the Excluded Accounts on the date of (but prior to) the transfer.

3. When partial surrenders are made from the Excluded Accounts, we reduce EAB by the same amount as calculated above for transfers from the Excluded Accounts, using surrender amounts in place of transfer amounts. Partial surrenders from Excluded Accounts do not increase PAB.

4. When transfers are made to the Excluded Accounts from the Protected Accounts, we reduce PAB and variable account floor, and increase EAB.

   The amounts we deduct from PAB and variable account floor are calculated for each net transfer using the following formula:

     A X B
     -----   where:
       C


   A = the amount the contract value in the Protected Accounts is reduced by the net transfer

   B = the applicable PAB or variable account floor on the date of (but prior to) the transfer

   C = the contract value in the Protected Accounts on the date of (but prior to) the transfer.

   The amount we subtract from PAB is added to EAB.


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  67

5. When partial surrenders are made from the Protected Accounts, we reduce PAB and variable account floor by the same amount as calculated above for transfers from the Protected Accounts, using surrender amounts in place of transfer amounts. Partial surrenders from Protected Accounts do not increase EAB.

6. After a covered life change for a spouse who continues the contract, variable account floor and PAB are reset to the contract value in the Protected Accounts on the date of continuation. EAB is reset to the contract value in the Excluded Accounts on the date of continuation. The contract value is after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value).


7. After a covered life change other than for a spouse who continues the contract, variable account floor, PAB and EAB are reset on the valuation date we receive your written request for the covered life change if all owners are eligible for the 5% Accumulation Death Benefit.


   Variable account floor and PAB are reset to the lesser of A or B where:

       A = the contract value (after any rider charges have been deducted) in the Protected Accounts on that date, and

       B = Variable account floor on that date (but prior to the reset).

   EAB is reset to the lesser of A or B where:

       A = the contract value (after any rider charges have been deducted) in the Excluded Accounts on that date, and

       B = EAB on that date (but prior to the reset).

8. On a contract anniversary when variable account floor is greater than zero:

   (A) On the first contract anniversary, we increase variable account floor by an amount equal to 5%, multiplied by variable account floor as of 60 days after the contract date.

   (B) On each subsequent contract anniversary prior to the earlier of your 81st birthday or your death, we increase variable account floor by 5%, multiplied by the prior contract anniversary's variable account floor.

   (C) Any variable account floor increase on contract anniversaries does not increase PAB or EAB.

For contracts issued in New Jersey and Washington state, the cap on the variable account floor is 200% of PAB.

If your spouse chooses to continue the contract under the spousal continuation provision, the death benefit available for the spouse's beneficiaries depends on the spouse's age. If your spouse was age 79 or younger when the contract was continued, he or she will continue to be eligible for the 5% Accumulation Death Benefit. If your spouse is over age 79 but younger than age 86 when the contract was continued, he or she will be eligible for the ROPP death benefit. If your spouse is age 86 or older when the contract was continued, he or she will be eligible for the CV Death Benefit.


ENHANCED DEATH BENEFIT

The Enhanced Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

1. contract value after any rider charges have been deducted;

2. the ROPP value as described above;

3. the MAV as described above;

4. the 5% accumulation death benefit floor as described above; or

5. the Full Surrender Value as described above.

If your spouse chooses to continue the contract under spousal continuation provision, the death benefit available for the spouse's beneficiaries depends on the spouse's age. If your spouse was age 79 or younger when the contract was continued, he or she will continue to be eligible for the Enhanced Death Benefit. If your spouse is over age 79 but younger than age 86 when the contract was continued, he or she will be eligible for the ROPP death benefit. If your spouse is age 86 or older when the contract was continued, he or she will be eligible for the CV Death Benefit.

For an example of how each death benefit is calculated, see Appendix C.

ORIGINAL CONTRACT:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract is not available)

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner or annuitant, we will pay the benefits upon the first to die of any owner or the annuitant.

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 68  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

The basic death benefit available under your contract at contract issue is the ROP Death Benefit. In addition to the ROP Death Benefit, we also offer the following optional death benefits at contract issue:

- MAV Death Benefit;

- 5% Accumulation Death Benefit; or

- Enhanced Death Benefit.

If it is available in your state and if both you and the annuitant are age 79 or younger at contract issue, you can elect any one of the above death benefits. If either you or the annuitant are age 80 or older at contract issue, the ROP Death Benefit will apply. Once you elect a death benefit, you cannot change it. We show the death benefit that applies in your contract on your contract's data page. The death benefit you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

We will base the benefit paid on the death benefit coverage you chose when you purchased the contract.

HERE ARE SOME TERMS USED TO DESCRIBE THE DEATH BENEFITS:

                                                                             PS X DB
ADJUSTED PARTIAL SURRENDERS (CALCULATED FOR ROP AND MAV DEATH BENEFITS)  =  ---------
                                                                                CV



PS    =   the amount by which the contract value is reduced as a result of the partial surrender.
DB    =   the applicable ROP value or MAV on the date of (but prior to) the partial surrender.
CV    =   contract value on the date of (but prior to) the partial surrender.



RETURN OF PURCHASE PAYMENTS (ROP) DEATH BENEFIT

The ROP Death Benefit is the basic death benefit on the contract that will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you or the annuitant die before the annuitization start date and while this contract is in force, the death benefit will be the greater of these two values, minus any applicable rider charges:

1. contract value; or

2. total purchase payments applied to the contract minus adjusted partial surrenders.

The ROP Death Benefit will apply unless you select one of the alternative death benefits described immediately below.

IF AVAILABLE IN YOUR STATE AND BOTH YOU AND THE ANNUITANT ARE AGE 79 OR YOUNGER AT CONTRACT ISSUE, YOU MAY SELECT ONE OF THE DEATH BENEFITS DESCRIBED BELOW AT THE TIME YOU PURCHASE YOUR CONTRACT. THE DEATH BENEFITS DO NOT PROVIDE ANY ADDITIONAL BENEFIT BEFORE THE FIRST CONTRACT ANNIVERSARY AND MAY NOT BE APPROPRIATE FOR CERTAIN OLDER ISSUE AGES BECAUSE THE BENEFIT VALUES MAY BE LIMITED AFTER AGE 80. BE SURE TO DISCUSS WITH YOUR INVESTMENT PROFESSIONAL WHETHER OR NOT THESE DEATH BENEFITS ARE APPROPRIATE FOR YOUR SITUATION.


MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT

The MAV Death Benefit provides that if you or the annuitant die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these three values, minus any applicable rider charges:

1. contract value;

2. total purchase payments applied to the contract minus adjusted partial surrenders; or

3. the MAV on the date of death.

MAXIMUM ANNIVERSARY VALUE (MAV): is zero prior to the first contract anniversary. On the first contract anniversary, we set the MAV as the greater of these two values:

(a) current contract value; or

(b) total purchase payments applied to the contract minus adjusted partial surrenders.

Thereafter, we increase the MAV by any additional purchase payments and reduce the MAV by adjusted partial surrenders. Every contract anniversary after that prior to the earlier of your or the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

5% ACCUMULATION DEATH BENEFIT

The 5% Accumulation Death Benefit provides that if you or the annuitant die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these three values, minus any applicable rider charges:


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  69

1. contract value;

2. total purchase payments applied to the contract minus adjusted partial surrenders; or

3. the 5% variable account floor.

The key terms and provisions of the 5% Accumulation Death Benefit are:

5% VARIABLE ACCOUNT FLOOR: is the sum of the value of the GPAs, the one-year fixed account and the variable account floor. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we establish the variable account floor as:

- the amounts allocated to the subaccounts and the DCA fixed account at issue increased by 5%;

- plus any subsequent amounts allocated to the subaccounts and the DCA fixed account;

- minus adjusted transfers and partial surrenders from the subaccounts or the DCA fixed account.

Thereafter, we continue to add subsequent purchase payments allocated to the subaccounts or the DCA fixed account and subtract adjusted transfers and partial surrenders from the subaccounts or the DCA fixed account. On each contract anniversary after the first, through age 80, we add an amount to the variable account floor equal to 5% of the prior anniversary's variable account floor. We stop adding this amount after you or the annuitant reach age 81 or after the earlier of your or the annuitant's death.

                                                                       PST X VAF
5% VARIABLE ACCOUNT FLOOR ADJUSTED TRANSFERS OR PARTIAL SURRENDERS  =  ---------
                                                                          SAV



PST   =   the amount by which the contract value in the subaccounts and the DCA fixed account is reduced as a result of the partial surrender or transfer from the subaccounts or the DCA fixed account.
VAF   =   variable account floor on the date of (but prior to) the transfer or partial surrender.
SAV   =   value of the subaccounts and the DCA fixed account on the date of (but prior
          to) the transfer or partial surrender.


The amount of purchase payments surrendered or transferred from any subaccount or fixed account (if applicable) or GPA account is calculated as (a) times (b) where:

(a) is the amount of purchase payments in the account or subaccount on the date of but prior to the current surrender or transfer; and

(b) is the ratio of the amount of contract value transferred or surrendered from the account or subaccount to the value in the account or subaccount on the date of (but prior to) the current surrender or transfer.

For contracts issued in New Jersey, the cap on the variable account floor is 200% of the sum of the purchase payments allocated to the subaccounts and the DCA fixed account that have not been surrendered or transferred out of the subaccounts or DCA fixed account.

NOTE: The 5% variable account floor is calculated differently and is not the same value as the Income Assurer Benefit(R) 5% variable account floor.


ENHANCED DEATH BENEFIT

The Enhanced Death Benefit provides that if you or the annuitant die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these four values, minus any applicable rider charges:

1. contract value;

2. total purchase payments applied to the contract minus adjusted partial surrenders;

3. the MAV on the date of death as described above; or

4. the 5% variable account floor as described above.

For an example of how each death benefit is calculated, see Appendix C.

IF YOU DIE BEFORE THE ANNUITIZATION START DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


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 70  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

NONQUALIFIED ANNUITIES
FOR THE CURRENT CONTRACT:

If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.


There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset. (see "Optional Benefits" and "Benefits in the Case of Death"). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see "Charges -- Mortality and Expense Risk Fee").

If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:


- the beneficiary asks us in writing; and


- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

FOR THE ORIGINAL CONTRACT:

If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.


There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset. (See "Optional Benefits" and "Optional Death Benefits".)

If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:


- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and


- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES
FOR THE CURRENT CONTRACT:

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.



  Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see "Optional Benefits", "Optional Death Benefits" and "Benefits in the Case of Death"). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see "Charges -- Mortality and Expense Risk Fee"). If your spouse is the sole beneficiary and elects to treat the contract his/her own as an inherited IRA, the SecureSource Stages rider will terminate.



  If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited IRA.



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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  71

  If you purchased this contract as an inherited IRA and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for their share of the death benefit and all optional death benefits and living benefits will terminate. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.


- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:


  - the beneficiary asks us in writing; and


  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.


  If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form or the Portfolio Navigator program enrollment form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the CV death benefit.



  In the event of your beneficiary's death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum surrenders established based on the life expectancy of your beneficiary.


FOR THE ORIGINAL CONTRACT:

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.



  Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset. (See "Optional Benefits" and "Optional Death Benefits".)


- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.


  If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form or the Portfolio Navigator program enrollment form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the CV death benefit.



  In the event of your beneficiary's death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum surrenders established based on the life expectancy of your beneficiary.


- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees payouts to a beneficiary after death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.


OPTIONAL BENEFITS


The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit

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 72  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.


OPTIONAL LIVING BENEFITS -- CURRENTLY OFFERED
CURRENT CONTRACT:
(applications signed on or after Nov. 30, 2009, subject to state availability)

SECURESOURCE STAGES RIDERS
This is an optional benefit that you can add to your contract for an additional charge. The benefit is intended to provide to you, after the waiting period, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. This benefit offers a credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary gains. The SecureSource Stages rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.

This benefit is intended for assets you plan to hold and let accumulate for at least three years. Your benefits under the rider can be reduced if any of the following occurs:

- If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time;

- If you take a withdrawal after the waiting period and if you withdraw more than the allowed withdrawal amount in a contract year, or you take withdrawals before the lifetime benefit is available;

- If you take a withdrawal and later choose to allocate your contract value to a model portfolio that is more aggressive than the target model;

- If the contract value is 20% or more below purchase payments increased by any step ups or rider credits and adjusted for withdrawals (see withdrawal adjustment base described below).

The SecureSource Stages rider guarantees that, regardless of investment performance, you may take withdrawals up to the lifetime benefit amount each contract year that the lifetime benefit is available. The lifetime benefit amount can vary based on your attained age and based on the relationship of your contract value to the withdrawal adjustment base. Each contract year after the waiting period, the percentage used to determine the benefit amount is set when the first withdrawal is taken and fixed for the remainder of that year.

At any time after the waiting period, as long as your total withdrawals during the current year do not exceed the lifetime benefit amount, you will not be assessed a surrender charge and no market value adjustment will be applied. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and any applicable market value adjustment. At any time, you may withdraw any amount up to your entire surrender value, subject to excess withdrawal processing under the rider.

Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by annual step-ups, through withdrawals over time.

Subject to conditions and limitations, the lifetime benefit amount can be increased if a rider credit is available or your contract value has increased on a rider anniversary. The principal back guarantee can also be increased if your contract value has increased on a rider anniversary.

AVAILABILITY
There are two optional SecureSource Stages riders available under your contract:

- SecureSource Stages - Single Life

- SecureSource Stages - Joint Life

The information in this section applies to both SecureSource Stages riders, unless otherwise noted.

For the purpose of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

The SecureSource Stages -- Single Life rider covers one person. The SecureSource Stages -- Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Stages -- Single Life rider or the SecureSource Stages -- Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  73

The SecureSource Stages rider is an optional benefit that you may select, if approved in your state, for an additional annual charge if you purchase your contract on or after Nov. 30, 2009; and


- SINGLE LIFE: you are 80 or younger on the date the contract is issued; or

- JOINT LIFE: you and your spouse are 80 or younger on the date the contract is issued.



The SecureSource Stages riders are not available under an inherited qualified annuity.

The SecureSource Stages rider guarantees that after the waiting period, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:

- SINGLE LIFE: death (see "At Death" heading below).

- JOINT LIFE: the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below).

KEY TERMS
The key terms associated with the SecureSource Stages rider are:

AGE BANDS: Each age band is associated with a set of lifetime payment percentages. The covered person (JOINT LIFE: the younger covered spouse) must be at least the youngest age shown in the first age band for the annual lifetime payment to be established. After the annual lifetime payment is established, other factors determine when you move to a higher age band.

ANNUAL LIFETIME PAYMENT (ALP): the lifetime benefit amount available each contract year after the waiting period and after the covered person (JOINT LIFE: the younger covered spouse) has reached the youngest age in the first age band. When the ALP is available, the annual withdrawal amount guaranteed by the rider can vary each contract year.

ANNUAL STEP-UP: an increase in the benefit base or the principal back guarantee and a possible increase in the lifetime payment percentage that is available each rider anniversary if your contract value increases, subject to certain conditions.

BENEFIT BASE (BB): used to calculate the annual lifetime payment and the annual rider charge. The BB cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.

CREDIT BASE (CB): used to calculate the rider credit. The CB cannot be withdrawn or annuitized and is not payable as a death benefit.

EXCESS WITHDRAWAL: (1) a withdrawal taken after the waiting period and before the annual lifetime payment is established, or (2) a withdrawal that is greater than the remaining annual lifetime payment when the annual lifetime payment is available.

EXCESS WITHDRAWAL PROCESSING: after the waiting period, a reduction in benefits if a withdrawal is taken before the annual lifetime payment is established or if a withdrawal exceeds the remaining annual lifetime payment.

LIFETIME PAYMENT PERCENTAGE: used to calculate your annual lifetime payment. Two percentages ("percentage A" and "percentage B") are used for each age band.

PRINCIPAL BACK GUARANTEE (PBG): a guarantee that total withdrawals will not be less than purchase payments you have made, increased by annual step-ups, as long as there is no excess withdrawal or benefit reset.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): as you make withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. Whenever the annual lifetime payment is available, the RALP is the guaranteed amount that can be withdrawn during the remainder of the current contract year.

RIDER CREDIT: an amount that can be added to the benefit base on each of the first ten rider anniversaries, based on a rider credit percentage of 8% in year one and 6% for years two through ten, as long as no withdrawals have been taken since the rider effective date and you do not decline any annual rider fee increase. Investment performance and withdrawals in the waiting period may reduce or eliminate the benefit of any rider credits. Rider credits may result in higher rider charges that may exceed the benefit from the credits.

WAITING PERIOD: the period of time before you can take a withdrawal without affecting benefits under the rider. The waiting period starts on the rider effective date and ends on the day prior to the third rider anniversary.

WITHDRAWAL: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.

WITHDRAWAL ADJUSTMENT BASE (WAB): one of the components used to determine the lifetime payment percentage. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit.


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 74  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

IMPORTANT SECURESOURCE STAGES RIDER CONSIDERATIONS
You should consider whether a SecureSource Stages rider is appropriate for you taking into account the following considerations:

- LIFETIME BENEFIT LIMITATIONS: The lifetime benefit is subject to certain limitations, including but not limited to:

  SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the covered person is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the first death of any owner even if the covered person is still living (see "At Death" heading below). This possibility may present itself when there are multiple contract owners -- when one of the contract owners dies the lifetime benefit terminates even though other contract owners are still living.

  JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).

- WITHDRAWALS: Please consider carefully when you start taking withdrawals from this rider. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be reestablished based on your contract value at that time. Although your benefits will be set to zero until the end of waiting period, we will deduct rider fees, based on the anniversary contract value for the remainder of the waiting period. Any withdrawal request within the 3-year waiting period must be submitted in writing. In addition, any withdrawals in the first 10 years will terminate the rider credits. Also, after the waiting period if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the lifetime benefit is available ("excess withdrawal"), the guaranteed amounts under the rider may be reduced.


- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must be invested in one of the available PN program model portfolios or investment options of the PN program. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your
  Contract -- Portfolio Navigator Program.") You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the model portfolio or investment option you have chosen. You may make two elective model portfolio or investment option changes per contract year; we reserve the right to limit elective model portfolio or investment option changes if required to comply with the written instructions of a fund (see "Market Timing").



  You can allocate your contract value to any available investment option during the following times: (1) prior to your first withdrawal and (2) following a benefit reset due to a model portfolio change as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your model portfolio investment option to any available investment option.



  Immediately following a withdrawal your contract value will be reallocated to the target investment option as shown in your contract if your current investment option is more aggressive than the target investment option. If you are in a static model portfolio, this reallocation will be made to the applicable fund of funds investment option. This automatic reallocation is not included in the total number of allowed model changes per contract year. The target investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option that is more aggressive than the target investment option after 30 days written notice.



  After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your model portfolio or investment option to the target investment option or any model portfolio that is more conservative than the target model portfolio or investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target or investment option, you will be in the accumulation phase again. If this is done after the waiting period, your rider benefit will be reset as follows: the BB, PBG and WAB will be reset to the contract value, if less than their current amount; and the ALP and RALP, if available, will be recalculated. You may request to change your investment option by written request on an authorized form or by another method agreed to by us.


- NON-CANCELABLE: Once elected, the SecureSource Stages rider may not be cancelled (except as provided under "Rider Termination" heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).

  Dissolution of marriage does not terminate the SecureSource Stages -- Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource Stages -- Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  75

- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner's death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.

  For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.

  If you select the SecureSource Stages -- Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.

- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".

- INTERACTION WITH TOTAL FREE AMOUNT (FA) CONTRACT PROVISION: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The FA may be greater than the remaining annual lifetime payment under this rider. Any amount you withdraw under the contract's FA provision that exceeds the remaining annual lifetime payment is subject to the excess withdrawal processing described below. Also, any amount you withdraw during the waiting period will set all benefits under the rider to zero until the end of the waiting period when they will be reestablished based on the contract value at that time.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:


- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals are taxable income to the extent of earnings. Withdrawal of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.


- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD during the waiting period and such withdrawals will set all benefits under the rider to zero until the end of the waiting period when they will be reestablished based on the contract value at that time. While the rider permits certain excess withdrawals to be taken after the waiting period for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix E for additional information.

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions").

LIFETIME BENEFIT DESCRIPTION
SINGLE LIFE ONLY: COVERED PERSON: the person whose life is used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.

JOINT LIFE ONLY: COVERED SPOUSES: the contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If any contract owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.

ANNUAL LIFETIME PAYMENT (ALP): the lifetime benefit amount available each contract year after the waiting period and after the covered person (JOINT LIFE: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the lifetime payment percentage. Anytime the lifetime payment

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 76  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
percentage or BB changes as described below, the ALP will be recalculated. When the ALP is available, the first withdrawal taken in each contract year will set and fix the lifetime payment percentage for the remainder of the contract year.

If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.

SINGLE LIFE: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person's attained age equals age 50. The ALP will be available on later of the rider anniversary after the waiting period, or the date the covered person's attained age equals age 50.

JOINT LIFE: The ALP is established on the earliest of the following dates:

- The rider effective date if the younger covered spouse has already reached age 50.

- The date the younger covered spouse's attained age equals age 50.

- Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.

- Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.

The ALP will be available on later of the rider anniversary after the waiting period, or the date the ALP is established.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): the remaining annual lifetime payment guaranteed for withdrawal after any withdrawals are made. The RALP is established at the same time as the ALP. The RALP will be zero during the waiting period. After the waiting period, the RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.

LIFETIME PAYMENT PERCENTAGE: used to calculate the annual lifetime payment. Two percentages are used for a given age band, percentage A or percentage B, depending on the factors described below.

For ages:

- 50-58, percentage A is 4% and percentage B is 3%.

- 59-64, percentage A is 5% and percentage B is 4%.

- 65-79, percentage A is 6% and percentage B is 5%.

- 80 and older, percentage A is 7% and percentage B is 6%.

The age band for the lifetime payment percentage is determined at the following times:

- When the ALP is established: The age band for the lifetime payment percentage used to calculate the initial ALP is the percentage for the covered person's attained age (JOINT LIFE: younger covered spouses attained age).

- On the covered person's subsequent birthdays (JOINT LIFE: younger covered spouses subsequent birthdays): Except as noted below, if the covered person's new attained age (JOINT LIFE: younger covered spouses attained age) is in a higher age band, then the higher age band will be used to determine the appropriate lifetime payment percentage. (However, if you decline any annual rider fee increase or if a withdrawal has been taken since the ALP was made available, then the lifetime payment percentage will not change on subsequent birthdays.)

- Upon annual step-ups (see "Annual step ups" below).

- For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was available and no annual rider fee increase has been declined, the lifetime payment percentage will be reset based on the Age Band for the remaining covered spouse's attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse's attained age will be used to determine the age band for the lifetime payment percentage. In the event of remarriage of the covered spouses to each other, the lifetime payment percentage used is the percentage for the younger covered spouse's attained age.

The following determines whether Percentage A or Percentage B is used for each applicable age band:

During the waiting period, percentage A will be used to determine the amount payable to beneficiaries under the principal back guarantee (PBG).

After the waiting period, a comparison of your contract value and the withdrawal adjustment base (WAB) determines whether percentage A or percentage B is used to calculate the ALP unless the percentage is fixed as described below.


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  77

On each valuation date, if the benefit determining percentage is less than the 20% adjustment threshold, then percentage A is used in calculating your ALP, otherwise percentage B is used. The benefit determining percentage is calculated as follows, but it will not be less than zero:

1 - (A/B) where:

     A = Contract value at the end of the prior valuation period

     B = WAB at the end of the prior valuation period

After the ALP is available, the first withdrawal taken in each contract year will set and fix the lifetime payment percentage for the remainder of the contract year. Beginning on the next rider anniversary, the lifetime payment percentage can change on each valuation day as described above until a withdrawal is taken in that contract year.

Under certain limited situations, your Lifetime Payment Percentage will not vary each contract year. Percentage A or percentage B will be determined at the earliest of (1), (2) or (3) below and remain fixed for as long as the benefit is payable:

- if the ALP is established, when your contract value on a rider anniversary is less than two times the benefit base (BB) multiplied by percentage B for your current age band, or

- when the contract value reduces to zero, or

- on the date of death (JOINT LIFE: remaining covered spouse's date of death) when a death benefit is payable.

For certain periods of time at our discretion and on a non-discriminatory basis, your lifetime payment percentage may be set by us to percentage A if more favorable to you.

DETERMINATION OF ADJUSTMENTS OF BENEFIT VALUES: Your lifetime benefit values and principal back guarantee (PBG) are determined at the following times and are subject to a maximum benefit base (BB), credit base (CB), withdrawal adjustment base (WAB) and PBG amount of $10 million each:

- On the contract date: The WAB, CB, BB and PBG are set equal to the initial purchase payment.

- When an additional purchase payment is made: Before a withdrawal is taken in the waiting period and at any time after the waiting period, the WAB, CB (unless it has been permanently set to zero), BB and PBG will be increased by the amount of each additional purchase payment.

- When a withdrawal is taken: If the CB is greater than zero, the CB will be permanently reset to zero when the first withdrawal is taken, and there will be no additional rider credits. If the first withdrawal is taken during the waiting period, the WAB, BB and PBG will be set equal to zero until the end of the waiting period.

- Whenever a withdrawal is taken after the waiting period:

     (a) the WAB will be reduced by the "adjustment for withdrawal," as defined below.

     (b) if the ALP is established and the withdrawal is less than or equal to the RALP, the BB does not change and the PBG is reduced by the amount of the withdrawal, but it will not be less than zero.

     (c) if the ALP is not established, excess withdrawal processing will occur as follows. The BB will be reduced by the "adjustment for withdrawal," and the PBG will be reduced by the greater of the amount of the withdrawal or the "adjustment for withdrawal," but it will not be less than zero.

     (d) If the ALP is established and the withdrawal is greater than the RALP, excess withdrawal processing will occur as follows:

          The PBG will be reset to the lesser of:

          (i) the PBG reduced by the amount of the withdrawal, but it will not be less than zero; or

          (ii) the PBG minus the RALP on the date of (but prior to) the withdrawal and further reduced by an amount calculated as follows, but it will not be less than zero:

A X B     where:
---
  C


          A = the amount of the withdrawal minus the RALP

          B = the PBG minus the RALP on the date of (but prior to) the withdrawal

          C = the contract value on the date of (but prior to) the withdrawal minus the RALP


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 78  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

The BB will be reduced by an amount as calculated below:

D X E     where:
---
  F


          D = the amount of the withdrawal minus the RALP

          E = the BB on the date of (but prior to) the withdrawal

          F = the contract value on the date of (but prior to) the withdrawal minus the RALP.

          ADJUSTMENT FOR WITHDRAWAL DEFINITION: When the WAB, PBG or BB is reduced by a withdrawal in the same proportion as the contract value is reduced, the proportional amount deducted is the "adjustment for withdrawal." The "adjustment for withdrawal" is calculated as follows:

G X H     where:
---
  I


          G = the amount the contract value is reduced by the withdrawal

          H = the WAB, BB or PGB (as applicable) on the date of (but prior to) the withdrawal

          I = the contract value on the date of (but prior to) the withdrawal.

RIDER ANNIVERSARY PROCESSING: The following describes how the WAB, BB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the lifetime payment percentage can change on rider anniversaries.

- On the rider anniversary following the waiting period: If a withdrawal was taken during the waiting period and you did not decline any annual rider fee increase as described in the rider charges provision, the BB, WAB and PBG are reset to the contract value. If a withdrawal was taken during the waiting period and you declined any annual rider fee increase, the BB and PBG are reset to the lesser of (1) the BB or PBG (as applicable) at the time of the first withdrawal, plus any additional purchase payments since the time of the first withdrawal, minus all withdrawals, or (2) the contract value. The WAB will be reset to the BB.

- The WAB on rider anniversaries: Unless you decline any annual rider fee increase or take a withdrawal during the waiting period, the WAB (after any rider credit is added) will be increased to the contract value, if the contract value is greater. If a withdrawal was taken during the waiting period, the WAB will be increased to the contract value, if the contract value is greater, starting on the rider anniversary following the waiting period.

RIDER CREDITS: If you did not take any withdrawals and you did not decline any annual rider fee increase, a rider credit may be available for the first ten rider anniversaries. On the first rider anniversary, the rider credit equals the credit base (CB) 180 days following the rider effective date multiplied by 8%. On any subsequent rider credit anniversaries, the rider credit equals the CB as of the prior rider anniversary multiplied by 6%. On the first rider anniversary the BB and WAB will be set to the greater of the current BB, or the BB 180 days following the contract date increased by the rider credit and any additional purchase payments since 180 days following the rider effective date. On any subsequent rider credit anniversaries the BB and WAB will be set to the greater of the current BB, or the BB on the prior rider anniversary increased by the rider credit and any additional purchase payments since the prior rider anniversary. If the CB is greater than zero, the CB will be permanently reset to zero on the 10(th) rider anniversary after any adjustment to the WAB and BB, and there will be no additional rider credits.

ANNUAL STEP UPS: Beginning with the first rider anniversary, an annual step-up may be available. If you take any withdrawals during the waiting period, the annual step-up will not be available until the 3(rd) rider anniversary. If you decline any annual rider fee increase, future annual step-ups will no longer be available.

The annual step-up will be executed on any rider anniversary where the contract value is greater than the PBG or the BB after any rider credit is added. If an annual step-up is executed, the PBG, BB and lifetime payment percentage will be adjusted as follows: The PBG will be increased to the contract value, if the contract value is greater. The BB (after any rider credit is added) will be increased to the contract value, if the contract value is greater. If the covered person's attained age (Joint Life: younger covered spouses attained age) on the rider anniversary is in a higher age band and (1) there is an increase to BB due to a step-up or (2) the BB is at the maximum of $10,000,000 so there was no step-up of the BB, then the higher age band will be used to determine the appropriate lifetime payment percentage, regardless of any prior withdrawals.

OTHER PROVISIONS
REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the remaining annual lifetime payment on the most recent contract anniversary, the portion of

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your RMD that exceeds the benefit amount will not be subject to excess withdrawal processing provided that the following conditions are met:

- The withdrawal is after the waiting period;

- The annual lifetime payment is available;

- The RMD is for your contract alone;

- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

- The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing. A withdrawal during the waiting period will reset the benefit base, the withdrawal adjustment base and the principal back guarantee to the contract value at the end of the waiting period. After the waiting period, a withdrawal taken before the annual lifetime payment is established or withdrawing amounts greater than the remaining annual lifetime payment that do not meet these conditions will result in excess withdrawal processing. The amount in excess of the RALP that is not subject to excess withdrawal processing will be recalculated if the ALP changes due to lifetime payment percentage changes. See Appendix E for additional information.

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH (SPOUSAL
CONTINUATION):
SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Stages -- Single Life rider terminates.

JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource
Stages -- Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.

At the time of spousal continuation, a step-up may be available. If you decline a rider fee increase or the spousal continuation occurs during the waiting period and a withdrawal was taken, a step up is not available. All annual step-up rules (see "Rider Anniversary Processing -- Annual Step-Up" heading above) also apply to the spousal continuation step-up. The WAB will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.

RULES FOR SURRENDER: Minimum account values following a surrender no longer apply to your contract. For withdrawals, the withdrawal will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be taken.

If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional rider credits. Also, the following will occur:

- If the ALP is not established and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (JOINT LIFE: both covered spouses).

- If the ALP is established and if the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (JOINT LIFE: both covered spouses).

In either case above:

  - These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, We have the right to change the frequency, but no less frequently than annually.

  - We will no longer accept additional purchase payments.

  - No more charges will be collected for the rider.

  - The current ALP is fixed for as long as payments are made.

  - The death benefit becomes the remaining schedule of annual lifetime payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.

  - The amount paid in the current contract year will be reduced for any prior withdrawals in that year.

- If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal, this rider and the contract will terminate.

- If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, this rider and the contract will terminate.


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AT DEATH:
SINGLE LIFE: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the lifetime benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:

- elect to take the death benefit under the terms of the contract, or

- elect to take the principal back guarantee available under this rider, or

- continue the contract and the SecureSource Stages rider under the spousal continuation option.

For single and joint life, if the beneficiary elects the principal back guarantee under this rider, the following will occur:

- If the PBG is greater than zero and the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG on the date of death.

- If the PBG is greater than zero and the ALP is not established, the BB on the date of death multiplied by the lifetime payment percentage used for the youngest age of the covered spouses in the first age band shown on the contract data page will be paid annually until total payments to the beneficiary are equal to the PBG on the date of death.

In either of the above cases:

- After the date of death, there will be no additional rider credits or annual step-ups.

- The lifetime payment percentage used will be set as of the date of death.

- The amount paid in the current contract year will be reduced for any prior withdrawals in that year.

On the date of death (JOINT LIFE: remaining covered spouse's date of death), if the CB is greater than zero, the CB will be permanently reset to zero, and there will be no additional rider credits.

If the PBG equals zero, the benefit terminates. No further payments are made.

CONTRACT OWNERSHIP CHANGE:
SINGLE LIFE: If allowed by state law, change of ownership is subject to our approval. If there is a change of ownership and the covered person remains the same, the rider continues with no change to any of the rider benefits. If there is a change of ownership and the covered person would be different, the rider terminates.

JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s) and are subject to our approval, if allowed by state law. No other ownership changes are allowed as long as the rider is in force.

ASSIGNMENT: If allowed by state law, an assignment is subject to our approval.

ANNUITY PROVISIONS: You can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource Stages rider. Under the rider's payout option, the minimum amount payable shown in Table B, will not apply and you will receive the annual lifetime payment provided by this rider until the later of the death of the covered person (JOINT LIFE: both covered spouses) or depletion of the principal back guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the annual lifetime payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.

If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.

RIDER TERMINATION
The SecureSource Stages rider cannot be terminated either by you or us except as follows:

- SINGLE LIFE: a change of ownership that would result in a different covered person will terminate the rider.

- SINGLE LIFE: after the death benefit is payable, the rider will terminate.

- SINGLE LIFE: spousal continuation will terminate the rider.

- JOINT LIFE: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.

- On the annuitization start date, the rider will terminate.


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  - You may terminate the rider if your annual rider fee would increase more than 0.25 percentage points (See "Charges -- SecureSource Stages rider fee")

- When the contract value is reduced to zero and either the withdrawal taken when the annual lifetime payment is not established or a withdrawal in excess of the remaining annual lifetime payment is taken, the rider will terminate.

- Termination of the contract for any reason will terminate the rider.

For an example, see Appendix D.


ACCUMULATION PROTECTOR BENEFIT RIDER


The Accumulation Protector Benefit rider is an optional benefit, available for contract applications signed on or after May 3, 2010, that you may select for an additional charge. We have offered a different version of the Accumulation Protector Benefit rider for the Original Contract with applications signed prior to June 1, 2009. The description of the Accumulation Protector Benefit rider in this section applies to both Original and Current contracts unless noted otherwise. The Accumulation Protector Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Protector Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date. On the benefit date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Protector Benefit rider, the Accumulation Protector Benefit rider ends without value and no benefit is payable.



If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.



If you are (or if the owner is a non-natural person, then the annuitant is) age 80 or younger at contract issue and this rider is available in your state, you may elect the Accumulation Protector Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Protector Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. The Accumulation Protector Benefit rider may not be purchased with the optional SecureSource Stages rider. When the rider ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date.



You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:



- you must participate in the PN program and you must elect one of the PN program model portfolios or investment options. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to other contract owners who do not elect this rider. You may allocate qualifying purchase payments to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and we will make monthly transfers into the PN program model portfolio or investment option you have chosen. (See "Making the Most of Your Contract -- Portfolio Navigator Program");



- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider. Some exceptions apply (see "Additional Purchase Payments with Elective Step Up" below). In addition, we reserve the right to change these additional purchase payment limitations, including making further restrictions, upon written notice;



- if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;



- if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the waiting period under the Accumulation Protector Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Protector Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;



- the 10 year waiting period under the Accumulation Protector Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and



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- the 10 year waiting period under the Accumulation Protector Benefit rider may be restarted if you elect to change your investment option to one that causes the Accumulation Protector Benefit rider charge to increase (see "Charges").



Be sure to discuss with your investment professional whether an Accumulation Benefit rider is appropriate for your situation.



HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION PROTECTOR BENEFIT:



BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.



MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.



ADJUSTMENTS FOR PARTIAL SURRENDERS: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:



(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and



(b) is the MCAV on the date of (but immediately prior to) the partial surrender.



WAITING PERIOD: The waiting period for the rider is 10 years.



We reserve the right to restart the waiting period on the latest contract anniversary if you change your investment option after we have exercised our rights to increase the rider fee.



Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments and any purchase payment credits received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.



AUTOMATIC STEP UP


On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:



1. 80% of the contract value on the contract anniversary; or



2. the MCAV immediately prior to the automatic step up.



The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.



The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).



ELECTIVE STEP UP OPTION


Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.



When you exercise the annual elective step up, we may be charging more for the Accumulation Protector Benefit rider at that time. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.



The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.



The elective step up option is not available for inherited IRAs or if the benefit date would be after the annuitization start date.



ADDITIONAL PURCHASE PAYMENTS WITH ANNUAL ELECTIVE STEP UPS -- CURRENT CONTRACT ONLY


If your MCAV is increased as a result of elective step up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments received during this period. We reserve the right to change these additional purchase payment limitations.



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SPOUSAL CONTINUATION


If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.



CHANGE OF OWNERSHIP OR ASSIGNMENT


Subject to state limitations, a change of ownership or assignment is subject to our approval.



TERMINATING THE RIDER


The rider will terminate under the following conditions:



  The rider will terminate before the benefit date without paying a benefit on the date:



  - you take a full surrender;



  - annuitization begins;



  - the contract terminates as a result of the death benefit being paid; or



  - when a beneficiary elects an alternative payment plan which is an inherited IRA.



  The rider will terminate on the benefit date.



For an example, see Appendix L.



SECURESOURCE RIDERS

(available for applications signed before Aug. 10, 2009 or in states where SecureSource Stages riders are not available)


There are two optional SecureSource riders available under your contract:

- SecureSource - Single Life; or

- SecureSource - Joint Life.

The information in this section applies to both SecureSource riders, unless otherwise noted.

The SecureSource - Single Life rider covers one person. The SecureSource - Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource - Single Life rider or the SecureSource - Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.


The SecureSource rider is an optional benefit that you may select for an additional annual charge if:



- your contract application was signed on or after May 1, 2007; and


- SINGLE LIFE: you and the annuitant are 80 or younger on the date the contract is issued; or

- JOINT LIFE: you and your spouse are 80 or younger on the date the contract is issued.


The SecureSource rider is not available under an inherited qualified annuity.


The SecureSource rider guarantees (unless the rider is terminated. See "Rider Termination" heading below.) that regardless of the investment performance of your contract you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:

- SINGLE LIFE: you have recovered at minimum all of your purchase payments or, if later, until death (see "At Death" heading below) -- even if the contract value is zero.

- JOINT LIFE: you have recovered at minimum all of your purchase payments or, if later, until the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below), even if the contract value is zero.

For the purpose of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

The SecureSource rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.


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Under the terms of the SecureSource rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments (unless the rider is terminated. See "Rider Termination" heading below). Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment
    (GBP)", "Remaining Benefit Payment (RBP)", "Guaranteed Benefit Amount (GBA)" and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited withdrawals until the later of:

- SINGLE LIFE: death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below);

- JOINT LIFE: death of the last surviving covered spouse (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below).

Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)", "Remaining Annual Lifetime Payment (RALP)", "Single Life only:
Covered Person", "Joint Life only: Covered Spouses" and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the:

- SINGLE LIFE: covered person reaches age 65, or the rider effective date if the covered person is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below);

- JOINT LIFE: younger covered spouse reaches age 65, or the rider effective date if the younger covered spouse is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" and "Annual Lifetime Payments (ALP)" headings below).

Provided annuity payouts have not begun, the SecureSource rider guarantees that you may take the following withdrawal amounts each contract year:

- Before the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawal of the sum of both the RALP and the RBP in a contract year.

If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your withdrawals in each contract year do not exceed the annual withdrawal amount allowed under the rider:

- SINGLE LIFE: and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for withdrawal will not decrease;

- JOINT LIFE: the guaranteed amounts available for withdrawal will not decrease.

If you withdraw more than the allowed withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).

Please note that basic withdrawal benefit and lifetime withdrawal benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see "Charges -- Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts (GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Surrenders").


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The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of the waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether a SecureSource rider is appropriate for you because:

- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

  (a) SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant except as otherwise provided below (see "At Death" heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:

      (i) There are multiple contract owners -- when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contact); or

      (ii) The owner and the annuitant are not the same persons -- if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.

      JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on

      (i) SINGLE LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change; or

      (ii) JOINT LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below).

      Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.


- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must be invested in one of the available PN program model portfolios or investment options of the PN program. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your
  Contract -- Portfolio Navigator Program.") You may allocate purchase payments to the DCA fixed account, when available, and we will make monthly transfers into the model portfolio or investment option you have chosen. You may make two elective model portfolio or investment option changes per contract year; we reserve the right to limit elective model portfolio or investment option changes if required to comply with the written instructions of a fund (see "Market Timing").



  You can allocate your contract value to any available investment option during the following times: (1) prior to your first withdrawal and (2) following a benefit reset as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your model portfolio or investment option to any available investment option.



  Immediately following a withdrawal your contract value will be reallocated to the target investment option as shown in your contract if your current model portfolio or investment option is more aggressive than the target model portfolio or investment option. If you are in a static model portfolio, this reallocation will be made to the applicable fund of funds investment option. This automatic reallocation is not included in the total number of allowed model changes per contract year and will not cause your rider fee to increase.



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  The target investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option that is more aggressive than the current target investment option after 30 days written notice.



  After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your model portfolio or investment option to the target investment option or any model portfolio or investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, your rider benefit will be reset as follows:


  (a) the total GBA will be reset to the lesser of its current value or the contract value; and

  (b) the total RBA will be reset to the lesser of its current value or the contract value; and

  (c) the ALP, if established, will be reset to the lesser of its current value or 6% of the contract value; and

  (d) the GBP will be recalculated as described below, based on the reset GBA and RBA; and

  (e) the RBP will be recalculated as the reset GBP less all prior withdrawals made during the current contract year, but not be less than zero; and

  (f) the RALP will be recalculated as the reset ALP less all prior withdrawals made during the current contract year, but not be less than zero.


  You may request to change your investment option (or change from the model portfolio to an investment option) by written request on an authorized form or by another method agreed to by us.


- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER YOUR CONTRACT: You may elect only the SecureSource - Single Life rider or the SecureSource - Joint Life rider. If you elect the SecureSource rider, you may not elect the Accumulation Protector Benefit rider.

- NON-CANCELABLE: Once elected, the SecureSource rider may not be cancelled (except as provided under "Rider Termination" heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below). Dissolution of marriage does not terminate the SecureSource - Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource - Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).

- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal continuation provision of the contract upon the owner's death, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary. For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.

  If you select the SecureSource - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".

- INTERACTION WITH TOTAL FREE AMOUNT (FA) CONTRACT PROVISION: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The FA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract's FA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:


- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty. You


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  87

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  should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix E for additional information.

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions").

KEY TERMS AND PROVISIONS OF THE SECURESOURCE RIDER ARE DESCRIBED BELOW:
WITHDRAWAL: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.

WAITING PERIOD: Any period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. Currently, there is no waiting period. For contracts purchased prior to June 1, 2008, the waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative withdrawals guaranteed by the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by the rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the RBA is equal to the initial purchase payment.


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- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment).

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBP remains unchanged.

  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for withdrawal for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.


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THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

SINGLE LIFE ONLY: COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner or annuitant. If the owner is a nonnatural person, i.e., a trust or corporation, the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.

JOINT LIFE ONLY: COVERED SPOUSES: The contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA):
- SINGLE LIFE: The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.

- JOINT LIFE: The age of the younger covered spouse at which time the lifetime benefit is established.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP under the lifetime withdrawal benefit is at any time the amount available for withdrawals in each contract year after the waiting period until the later of:

- SINGLE LIFE: death; or

- JOINT LIFE: death of the last surviving covered spouse; or

- the RBA is reduced to zero.

The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:
- SINGLE LIFE: The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65 -- the ALP is established as 6% of the total RBA.

- JOINT LIFE: The ALP is established as 6% of the total RBA on the earliest of the following dates:

  (a) the rider effective date if the younger covered spouse has already reached age 65.

  (b) the rider anniversary on/following the date the younger covered spouse reaches age 65.

  (c) upon the first death of a covered spouse, then

       (1) the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 65; or


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       (2) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 65;
           or

       (3) the rider anniversary on/following the date the surviving covered spouse reaches age 65.

  (d) Following dissolution of marriage of the covered spouses,

       (1) the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 65; or

       (2) the rider anniversary on/following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 65.

- When you make additional purchase payments -- each additional purchase payment increases the ALP by 6% of the amount of the purchase payment.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- SINGLE LIFE: At spousal continuation or contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the RALP -- the ALP remains unchanged.

  (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.


20% RIDER CREDIT (FOR CONTRACTS WITH APPLICATIONS SIGNED ON OR AFTER JUNE 1,
2008)

If you do not make a withdrawal during the first three rider years, then a 20% rider credit may increase your ALP. This credit is 20% of purchase payments received in the first 180 days that the rider is in effect and is used to establish the enhanced lifetime base. The enhanced lifetime base is an amount that may be used to increase the ALP. The 20% rider credit does not increase the basic withdrawal benefit or the contract value. Because step ups may increase your ALP, they may reduce or eliminate any benefit of the 20% rider credit.


ENHANCED LIFETIME BASE (FOR CONTRACTS WITH APPLICATIONS SIGNED ON OR AFTER JUNE 1, 2008)

The enhanced lifetime base will be established initially on the third rider anniversary. If you do not make a withdrawal during the first three rider years, then the enhanced lifetime base will be the sum of all purchase payments received during the first three rider years and the 20% rider credit. If you make a withdrawal during the first three rider years, then the 20% rider credit does not apply and the enhanced lifetime base will be established as zero and will always be zero.

The maximum enhanced lifetime base at any time is $5,000,000.

If the enhanced lifetime base is greater than zero, then it will:

- increase by the amount of any purchase payments received on or after the third rider anniversary.

- be reduced by any withdrawal in the same proportion as the withdrawal reduces the RBA and, if the withdrawal exceeds the RBP, it will then be set to the lesser of this reduced value and the contract value immediately following the withdrawal.

- be set to the lesser of its current value and the contract value, if you choose an asset allocation model that is more aggressive than the target model while you are in the withdrawal phase.

If any of the following events occur, then the enhanced lifetime base will be established as or reset to zero and will always be zero:

- The total RBA is reduced to zero.

- You selected the Single Life rider, and there is a change in the covered person, including changes due to spousal continuations and ownership changes.

The enhanced lifetime base is an amount that may be used to increase the ALP and cannot be withdrawn or annuitized.


INCREASE IN ALP BECAUSE OF THE ENHANCED LIFETIME BASE (FOR CONTRACTS WITH APPLICATIONS SIGNED ON OR AFTER JUNE 1, 2008)

As of the later of the third rider anniversary and the date the initial ALP is established, the ALP will be increased to equal the enhanced lifetime base multiplied by 6%, if this amount is greater than the current ALP. Thereafter, the enhanced lifetime base will always be zero.


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ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:
- The RALP is established at the same time as the ALP, and:

  (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to 6% of purchase payments.

  (b) At any other time -- the RALP is established equal to the ALP less all prior withdrawals made in the contract year but not less than zero.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments, multiplied by 6%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- When you make additional purchase payments -- each additional purchase payment increases the RALP by 6% of the purchase payment amount.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make any withdrawal -- the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of your RMD that exceeds the RBP or RALP on the most recent rider anniversary will not be subject to excess withdrawal processing provided that the following conditions are met:

- The RMD is for your contract alone;

- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

- The RMD amount is otherwise based on the requirements of section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above. See Appendix E for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment.

The annual step up may be available as described below, subject to the following rules:

- The annual step up is effective on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.

- On any rider anniversary where the RBA or, if established, the ALP would increase and the application of the step up would not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary as long as either the contract value is greater than the total RBA or 6% of the contract value is greater than the ALP, if established, on the step-up date. If you exercise the

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

  elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset to the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

- The RALP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

  (b) At any other time, the RALP will be reset to the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH (SPOUSAL
CONTINUATION):
SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource - Single Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate; if the covered person changes due to spousal continuation the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

- The GBA, RBA and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 65 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 65 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 65 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 65 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource - Joint Life rider also continues. When the spouse elects to continue the contract, any remaining

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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  93
waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate. The surviving covered spouse can name a new beneficiary, however, a new covered spouse cannot be added to the rider.

SPOUSAL CONTINUATION STEP UP: At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

RULES FOR WITHDRAWAL PROVISION OF YOUR CONTRACT: Minimum account values following a withdrawal no longer apply to your contract. For withdrawals, the withdrawal will be made from the variable subaccounts, guarantee period accounts (where available), the one-year fixed account (if applicable) and the DCA fixed account in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be made.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:

    (a) receive the remaining schedule of GBPs until the RBA equals zero; or

    (b) SINGLE LIFE: wait until the rider anniversary following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or

    (c) JOINT LIFE: wait until the rider anniversary following the date the younger covered spouse reaches age 65, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

    (a) the remaining schedule of GBPs until the RBA equals zero; or

    (b) SINGLE LIFE: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or

    (c) JOINT LIFE: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:

    - SINGLE LIFE: covered person;

    - JOINT LIFE: last surviving covered spouse.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate; and

- SINGLE LIFE: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

- JOINT LIFE: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The SecureSource rider and the contract will terminate under either of the following two scenarios:

- If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract value.


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 94  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH:
SINGLE LIFE: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or
3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.

If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE:
SINGLE LIFE: If the contract changes ownership (see "Changing Ownership"), the GBA, RBA, GBP, RBP values will remain unchanged and the ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.

- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 65. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

- If the ALP has not yet been established but the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the

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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  95
  waiting period and prior to any withdrawals, the RALP will be reset to equal the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s). No other ownership changes are allowed as long as the rider is in force.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION
The SecureSource rider cannot be terminated either by you or us except as follows:

1. SINGLE LIFE: After the death benefit is payable the rider will terminate if your spouse does not use the spousal continuation provision of the contract to continue the contract.

2. JOINT LIFE: After the death benefit is payable the rider will terminate if:

   (a) any one other than a covered spouse continues the contract, or

   (b) a covered spouse does not use the spousal continuation provision of the contract to continue the contract.

3. Annuity payouts under an annuity payout plan will terminate the rider.

4. Termination of the contract for any reason will terminate the rider.

5. When a beneficiary elects an alternative payment plan which is an inherited IRA, the rider will terminate.

OPTIONAL LIVING BENEFITS -- PREVIOUSLY OFFERED
If you bought a contract before Aug. 10, 2009 with an optional living benefit, please use the following table to review the disclosure that applies to the optional living benefit rider you purchased. If you are uncertain as to which optional living

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 96  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
benefit rider you purchased, ask your investment professional, or contact us at the telephone number or address shown on the first page of this prospectus.


------------------------------------------------------------------------------------------------------------------------
IF YOU PURCHASED                AND YOU SELECTED ONE OF THE                           DISCLOSURE FOR THIS BENEFIT MAY BE
A CONTRACT(1)...                FOLLOWING OPTIONAL LIVING BENEFITS...                 FOUND IN THE FOLLOWING APPENDIX:
------------------------------------------------------------------------------------------------------------------------
Before April 29, 2005           Guarantor Withdrawal Benefit ("Rider B")              Appendix J
------------------------------------------------------------------------------------------------------------------------
April 29, 2005 - April 30,      Guarantor Withdrawal Benefit ("Rider A")              Appendix J
  2006
------------------------------------------------------------------------------------------------------------------------
May 1, 2006 - April 30, 2007    Guarantor Withdrawal Benefit for Life                 Appendix I
------------------------------------------------------------------------------------------------------------------------
Before May 1, 2007              Income Assurer Benefit                                Appendix K
------------------------------------------------------------------------------------------------------------------------
Before Nov. 30, 2009            SecureSource 20 Rider                                 Appendix M
------------------------------------------------------------------------------------------------------------------------



(1) These dates are approximate and will vary by state; your actual contract and any riders are the controlling documents.

OPTIONAL ADDITIONAL DEATH BENEFITS

BENEFIT PROTECTOR DEATH BENEFIT RIDER (BENEFIT PROTECTOR)
The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you (Current Contract) or you or the annuitant (Original Contract) are 70 or older at the rider effective date, The Benefit Protector does not provide any additional benefit before the first rider anniversary.

If this rider is available in your state and you (Current Contract) or both you and the annuitant (Original Contract) are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. You must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. You may not select this rider if you select the Benefit Protector Plus, the 5% Accumulation Death Benefit or Enhanced Death Benefit.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any surrenders including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector provides that if you (Current Contract) or you or the annuitant (Original Contract) die after the first rider anniversary, but before the annuitization start date, and while this contract is in force, we will pay the beneficiary:

- the applicable death benefit, plus:

  - 40% of your earnings at death if you (Current Contract) or you and the annuitant (Original Contract) were under age 70 on the rider effective date; or

  - 15% of your earnings at death if you (Current Contract) or you or the annuitant (Original Contract) were 70 or older on the rider effective date.

For the Current Contract, if this rider is effective after the contract date or if there has been a covered life change, remaining purchase payment is established or set as the contract value on the rider effective date or, if later, the date of the most recent covered life change. Thereafter, remaining purchase payments is increased by the amount of each additional purchase payment and adjusted for each partial surrender.

EARNINGS AT DEATH: For purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus remaining purchase payments (also referred to as purchase payments not previously surrendered under the Original Contract). Partial surrenders will come from any earnings before reducing purchase payments in the contract. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

Note: Purchase payments not previously surrendered is calculated differently and is not the same value as purchase payments not previously surrendered used in the surrender charge calculation.

TERMINATING THE BENEFIT PROTECTOR
CURRENT CONTRACT:
- You may terminate the rider within 30 days after the first rider anniversary.

- You may terminate the rider within 30 days after any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full surrender from the contract or on the annuitization start date.


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  97

- Your spouse may terminate the rider within 30 days following the effective date of the spousal continuation if your spouse is age 75 or younger.

- A new owner may terminate the rider within 30 days following the effective date of an ownership change if the new owner is age 75 or younger.

- The rider will terminate for a spousal continuation or ownership change if the spouse or new owner is age 76 or older at the time of the change.

- The rider will terminate after the death benefit is payable, unless the spouse continues the contract under spousal continuation provision.

- The rider will terminate when a beneficiary elects an alternative payment plan which is an inherited IRA.

ORIGINAL CONTRACT:
- You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- Our current administrative practice allows a new owner or your spouse to terminate the rider within 30 days following the effective date of the ownership change or spousal continuation.

- The rider will terminate when you make a full surrender from the contract or on the annuitization start date.

- The rider will terminate when a beneficiary elects an alternative payment plan which is an inherited IRA.

IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the annuitization start date, your spouse may keep the contract as owner. For Current Contract, your spouse will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract and the age of the new spouse at the time of the change will be used to determine the earnings at death percentage going forward. If your spouse does not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value) and we will substitute this new contract value on the date of death for "remaining purchase payments" used in calculating earnings at death.

For Current Contract, after a covered life change other than a spouse that continues the contract, the new owner will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract and the age of the new owner at the time of the change will be used to determine the earnings at death percentage going forward. If the new owner does not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will substitute the contract value on the date of the ownership changes for remaining purchase payments used in calculating earnings at death.

For an example, see Appendix F.

BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)
The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you (Current Contract), or you or the annuitant (Original Contract) are 70 or older at the rider effective date. It does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Be sure to discuss with your investment professional whether or not the Benefit Protector Plus is appropriate for your situation.

If this rider is available in your state and you (Current Contract) or both you and the annuitant (Original Contract) are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available for transfers, exchanges or rollovers. If this is a non-qualified annuity, transfers, exchanges or rollovers must be from another annuity or life insurance policy. You may not select this rider if you select the Benefit Protector Rider, 5% Accumulation Death Benefit or the Enhanced Death Benefit.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any surrenders including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector Plus is appropriate for your situation.


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 98  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

The Benefit Protector Plus provides that if you (Current Contract), or you or the annuitant (Original Contract) die after the first rider anniversary, but before the annuitization start date, and while this contract is in force, we will pay the beneficiary:

- the benefits payable under the Benefit Protector described above, plus:

- a percentage of purchase payments made within 60 days of contract issue not previously surrendered as follows:


                          PERCENTAGE IF YOU (CURRENT CONTRACT)                    PERCENTAGE IF YOU (CURRENT CONTRACT)
RIDER YEAR WHEN DEATH     OR YOU AND THE ANNUITANT (ORIGINAL CONTRACT) ARE        OR YOU OR THE ANNUITANT (ORIGINAL CONTRACT) ARE
OCCURS;                   UNDER AGE 70 ON THE RIDER EFFECTIVE DATE                70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                                       0%                                                       0%

Three and Four                                   10%                                                    3.75%

Five or more                                     20%                                                     7.5%


Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

- the applicable death benefit plus:


                                 IF YOU (CURRENT CONTACT) OR YOU AND THE
                                 ANNUITANT (ORIGINAL CONTRACT) ARE UNDER
RIDER YEAR WHEN DEATH OCCURS;    AGE 70 ON THE RIDER EFFECTIVE DATE, ADD . . .

One                              Zero

Two                              40% x earnings at death (see above)

Three and Four                   40% x (earnings at death + 25% of initial purchase
                                 payment*)

Five or more                     40% x (earnings at death + 50% of initial purchase
                                 payment*)

                                 IF YOU (CURRENT CONTRACT) OR YOU OR THE
                                 ANNUITANT (ORIGINAL CONTRACT) ARE AGE 70
RIDER YEAR WHEN DEATH OCCURS;    OR OLDER ON THE RIDER EFFECTIVE DATE, ADD . . .

One                              Zero

Two                              15% x earnings at death

Three and Four                   15% x (earnings at death + 25% of initial purchase
                                 payment*)

Five or more                     15% x (earnings at death + 50% of initial purchase
                                 payment*)


* Initial purchase payments are payments made within 60 days of rider issue not previously surrendered.

TERMINATING THE BENEFIT PROTECTOR PLUS
- You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full surrender from the contract, on the annuitization start date, or when the death benefit is payable.

- The rider will terminate if there is an ownership change.

- The rider will terminate when a beneficiary elects an alternative payment plan which is an inherited IRA.

IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value for the Current Contract). We will then terminate the Benefit Protector Plus (see "Benefits in Case of Death").

For an example, see Appendix G.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting on the annuitization start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below, except under annuity payout Plan E. (See
"Charges -- Surrender charge under Annuity Payout Plan E").

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your annuitization start date after any rider charges have been deducted, plus any positive or negative MVA (less any applicable premium tax). If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs and the Special DCA fixed account (Current Contract) and the DCA fixed account (Original Contract) are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  99

In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate.

For information with respect to transfers between accounts after annuity payouts begin, (see "Making the Most of Your Contract -- Transfer policies").

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the annuitant's sex. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the annuitization start date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose an annuity payout plan by giving us written instructions at least 30 days before the annuitization start date. Generally, you may select one of the Plans A through E below or another plan agreed to by us. Some of the annuity payout plans may not be available if you have selected the Income Assurer Benefit rider.

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN, 15 OR 20 YEARS CERTAIN: (under the Income Assurer Benefit rider: you may select life annuity with ten or 20 years certain): We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the annuitization start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: (not available under the Income Assurer Benefit rider): We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D

  - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

  - JOINT AND LAST SURVIVOR LIFE ANNUITY WITH 20 YEARS CERTAIN: We make monthly annuity payouts during the lifetime of the annuitant and joint annuitant. When either the annuitant or joint annuitant dies, we will continue to make monthly payouts during the lifetime of the survivor. If the survivor dies before we have made payouts for 20 years, we continue to make payouts to the named beneficiary for the remainder of the 20-year period which begins when the first annuity payout is made.


- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect (under the Income Assurer Benefit rider, you may elect a payout period of 20 years only). We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. (Exception: If you have an Income Assurer Benefit rider and elect this annuity payout plan based on the Guaranteed Income Benefit Base, a lump sum payout is unavailable.) We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation is 5.71% for the assumed investment return of 3.5% and 6.67% for the assumed


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 100  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
  investment return of 5.0%. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.").


- GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION (AVAILABLE ONLY UNDER CONTRACTS WITH THE SECURESOURCE, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE OR GUARANTOR WITHDRAWAL BENEFIT RIDERS): This fixed annuity payout option is an alternative to the above annuity payout plans. This option may not be available if the contract is a qualified annuity. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- SecureSource Riders", "Appendix I: Guarantor Withdrawal Benefit for Life Rider" or "Appendix J: Guarantor Withdrawal Benefit Rider"). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.

- REMAINING BENEFIT ANNUITY PAYOUT OPTION (AVAILABLE ONLY UNDER CONTRACTS WITH THE SECURESOURCE 20 RIDER): This fixed annuity payout option is an alternative to the above annuity payout plans. This option may not be available if the contract is a qualified annuity. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- SecureSource 20 Riders"). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy, or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

For qualified and nonqualified contracts with the SecureSource Stages rider, on the annuitization start date you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the rider. Under the rider's payout option, the minimum amount payable shown in Table B will not apply, and you will receive the ALP provided by this rider until the later of the death of covered person (JOINT LIFE: both covered spouses) or depletion of the PBG. If you choose to receive the ALP, the amount payable each year will be equal to the ALP on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If You choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the principal back guarantee. You must select a payout plan as of the annuitization start date set forth in your contract.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitization start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time amounts are applied to an annuity payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the amount that would otherwise have been applied to a plan to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you (Current Contract), or you or the annuitant (Original Contract) die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  101

TAXES


Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.


NONQUALIFIED ANNUITIES

Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.



ANNUITY PAYOUTS: Generally, unlike surrenders described below, the taxation of annuity payouts are subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")


SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before the annuitization start date, including surrenders under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. In addition, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See also "Benefits in Case of Death -- If You Die Before the Annuitization Start Date").


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:


- because of your death or in the event of nonnatural ownership, the death of annuitant;


- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.


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 102  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, or qualified long-term care, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.





For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, IRS Revenue Procedure 2008-24 states if surrenders are taken from either contract within a 12 month period following a partial exchange, the 1035 exchange may be invalidated. In that case, the following will occur 1) the tax-free nature of the partial exchange can be lost,
2) the exchange will be retroactively treated as a taxable surrender on the lesser of the earnings in the original contract or the amount exchanged and 3) the entire amount of the exchange will be treated as a purchase into the second contract. You may receive an amended form 1099-R reporting an invalidated exchange. (If certain life events occur between the date of the partial exchange and the date of the surrender in the first 12 months, the partial exchange could remain valid.) You should consult your tax advisor before taking any surrenders from either contract.



ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty.


QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.


REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the


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





fair market value of your contract for RMD purposes. This may cause your RMD to be higher. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:


- because of your death;


- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);


- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);



- to pay certain medical or education expenses (IRAs only); or



- if the distribution is made from an inherited IRA.



DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also "Benefits in Case of Death -- If you Die Before the Annuitization Start Date").


ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your

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 104  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on your death (Current Contract), or your or the annuitant's death (Original Contract) as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not subject to any withholding because of federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.


TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or are not the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;


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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  105

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE CONTRACT
- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the contract.

- The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its investment professional sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.


- The contract is offered to customers of various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any legal responsibility to pay amounts that are owed under the contract. The obligations and guarantees under the contract are our sole responsibility.


PAYMENTS WE MAKE TO SELLING FIRMS
- We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 8.0% each time a purchase payment is made. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of trail commissions based on which investment options you select.


- We may pay selling firms an additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay an additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.



- In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulation, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We may offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:


  - sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for investment professionals, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

  - marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

  - providing service to contract owners; and

  - funding other events sponsored by a selling firm that may encourage the selling firm's investment professionals to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its investment professionals to favor the contracts.


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 106  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

SOURCES OF PAYMENTS TO SELLING FIRMS
We pay the commissions and other compensation described above from our assets. Our assets may include:

- revenues we receive from fees and expenses that you will pay when buying, owning and making a surrender from the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The Funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The Funds"); and

- revenues we receive from other contracts we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying subaccount funds in which you invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST
Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their investment professionals to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause selling firms to grant us access to its investment professionals to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO INVESTMENT PROFESSIONALS
- The selling firm pays its investment professionals. The selling firm decides the compensation and benefits it will pay its investment professionals.

- To inform yourself of any potential conflicts of interest, ask the investment professional before you buy, how the selling firm and its investment professionals are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER
RiverSource Life issues the contracts. We are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474 and are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS
RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.


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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  107

ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K of RiverSource Life Insurance Company for the year ended Dec. 31, 2009, that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus. To access this document, see "SEC Filings" under "Investors Relations" on our website at www.ameriprise.com.


RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION
This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.


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 108  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

                                   APPENDICES

                   TABLE OF CONTENTS AND CROSS-REFERENCE TABLE



APPENDIX NAME                               PAGE #   CROSS-REFERENCE                             PAGE #
Appendix A: Example -- Market Value                  Guarantee Period Accounts (GPAs)
Adjustment (MVA)                            p. 110                                               p.  32
Appendix B: Example -- Surrender Charges    p. 112   Charges -- Surrender Charge                 p.  42
Appendix C: Example -- Death Benefits       p. 121   Benefits in Case of Death                   p.  65
Appendix D: Example -- SecureSource                  Optional Living Benefits -- Currently
Series of Riders                            p. 127   Offered                                     p.  73
Appendix E: SecureSource Series of                   Optional Living Benefits -- Currently
Riders -- Additional RMD Disclosure         p. 134   Offered                                     p.  73
Appendix F: Example -- Benefit Protector             Optional Benefits -- Benefit Protector
Death Benefit Rider                         p. 136   Death Benefit Rider                         p.  97
Appendix G: Example -- Benefit Protector             Optional Benefits -- Benefit Protector
Plus Death Benefit Rider                    p. 138   Plus Death Benefit Rider                    p.  98
Appendix H: Asset Allocation Program for             N/A
Contracts with Applications Signed
Before May 1, 2006                          p. 140
Appendix I: Guarantor Withdrawal Benefit             N/A
for Life Rider Disclosure                   p. 141
Appendix J: Guarantor Withdrawal Benefit             N/A
Rider Disclosure                            p. 153
Appendix K: Income Assurer Benefit                   N/A
Riders                                      p. 161
Appendix L: Example -- Accumulation                  Optional Living Benefits -- Currently
Protector Benefit Rider                     p. 170   Offered                                     p.  73
Appendix M: SecureSource 20 Rider                    N/A
Disclosure                                  p. 171
Appendix N: Condensed Financial                      Condensed Financial Information             p.  18
Information (Unaudited)                     p. 185




The purpose of these appendices is first to illustrate the operation of various contract features and riders; second, to provide additional disclosure regarding various contract features and riders; and lastly, to provide condensed financial history (unaudited) of the subaccounts.

In order to demonstrate the contract features and riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, Special DCA fixed account (Current Contract), DCA fixed account (Original Contract), regular fixed account (Current Contract), and one-year fixed account (Original Contract) and the fees and charges that apply to your contract.

The examples of death benefits and optional riders in appendices include a partial surrender to illustrate the effect of a partial surrender on the particular benefit. These examples are intended to show how the optional riders operate, and do not take into account whether the rider is part of a qualified contract. Qualified contracts are subject to required minimum distributions at certain ages which may require you to take partial surrenders from the contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you are considering the addition of certain death benefits and/or optional riders to a qualified contract, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  109

APPENDIX A: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA)

As the examples below demonstrate, the application of an MVA may result in either a gain or a loss of principal. We refer to all of the transactions described below as "early surrenders."

ASSUMPTIONS:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

- we guarantee an interest rate of 3.0% annually for your ten-year guarantee period; and

- after three years, you decide to make a surrender from your GPA. In other words, there are seven years left in your guarantee period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year guarantee period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate and, so the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year guarantee period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS
The precise MVA formula we apply is as follows:

                                     1 + I
EARLY SURRENDER AMOUNT X   [(   ---------------   )   (N/12)  - 1]  = MVA
                                  1 + J + .001


       Where i = rate earned in the GPA from which amounts are being transferred or surrendered.

              j = current rate for a new guarantee period equal to the remaining term in the current guarantee period.

              n = number of months remaining in the current guarantee period
                (rounded up).

EXAMPLES -- MVA
Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA;

- we guarantee an interest rate of 3.0% annually for your ten-year guarantee period; and

- after three years, you decide to make a $1,000 surrender from your GPA. In other words, there are seven years left in your guarantee period.

EXAMPLE 1: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year guarantee period are earning 3.5%. Using the formula above, we determine the MVA as follows:

                      1.030
$1,000 X    [(   ---------------   )   (84/12)  - 1]  = -$39.84
                 1 + .035 + .001


In this example, the MVA is a negative $39.84.

EXAMPLE 2: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year guarantee period are earning 2.5%. Using the formula above, we determine the MVA as follows:

                      1.030
$1,000 X    [(   ---------------   )   (84/12)  - 1]  = $27.61
                 1 + .025 + .001


In this example, the MVA is a positive $27.61.


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 110  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the guarantee period, your surrender charge percentage is 6%. (See
"Charges -- Surrender Charge.") We do not apply MVAs to the amounts we deduct for surrender charges, so we would deduct the surrender charge from your early surrender after we applied the MVA. Also note that when you request an early surrender, we surrender an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable surrender charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for guarantee period durations equaling the remaining guarantee period of the GPA to which the formula is being applied.


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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  111

APPENDIX B: EXAMPLE -- SURRENDER CHARGES

EXAMPLE -- SURRENDER CHARGES

We determine your surrender charge by multiplying the amount of each purchase payment surrendered which could be subject to a surrender charge by the applicable surrender charge percentage, and then totaling the surrender charges. We calculate the amount of purchase payments surrendered (PPS) as:

Current Contract:
     PPS    =    PPSC + PPF
     PPSC   =    purchase payments surrendered that could be subject to a surrender charge
            =    (PS - FA) / (CV - FA) x (PP - PPF)
     PPF    =    purchase payments surrendered that are not subject to a surrender charge
            =    FA - contract earnings, but not less than zero
     PP     =    purchase payments not previously surrendered (total purchase payments - PPS from all previous surrenders)
     PS     =    amount the contract value is reduced by the surrender
     FA     =    total free amount = greater of contract earnings or 10% of prior anniversary's contract value
     CV     =    contract value prior to the surrender

Original Contract:
     PPS    =    XSF + (ACV - XSF) / (CV - TFA) x (PPNPS - XSF)
     XSF    =    10% of prior anniversary's contract value - contract earnings, but not less than zero
     ACV    =    amount the contract value is reduced by the surrender - contract earnings, but not less than zero
     TFA    =    total free amount = greater of contract earnings or 10% of prior anniversary's contract value
     PPNPS  =    purchase payments not previously surrendered (total purchase payments - PPS from all previous surrenders)
     CV     =    contract value prior to the surrender


When determining the surrender charge, contract earnings are defined as the contract value, including any positive or negative MVA on amounts being surrendered, less purchase payments not previously surrendered. We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA, the regular fixed account (Current Contract), the one-year fixed account (Original Contract), the Special DCA fixed account (Current Contract) or the DCA fixed account (Original Contract). If the contract value is less than purchase payments received and not previously surrendered, then contract earnings are zero.

The examples below show how the surrender charge for a full and partial surrender is calculated for a contract with a seven-year surrender charge schedule. Each example illustrates the amount of the surrender charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.


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 112  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

CURRENT CONTRACT: FULL SURRENDER CHARGE CALCULATION -- SEVEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of EACH purchase payment) surrender charge schedule and the following history:

ASSUMPTIONS:
- We receive a single $50,000 purchase payment;

- During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 6.0%; and

- You have made no prior surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
                      Contract value just prior to surrender:       $60,000.00            $40,000.00
                         Contract value on prior anniversary:        58,000.00             42,000.00

WE CALCULATE THE SURRENDER CHARGE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings
          available in the contract at the time of surrender
          as:
                 Contract value just prior to surrender (CV):        60,000.00             40,000.00
           Less purchase payments received and not previously        50.000.00             50.000.00
                                            surrendered (PP):
                                                                    ----------            ----------
           Earnings in the contract (but not less than zero):        10,000.00                  0.00

STEP 2.   Next, we determine the total free amount (FA)
          available in the contract as the greatest of the
          following values:
                                    Earnings in the contract:        10,000.00                  0.00
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                                                                    ----------            ----------
                                 FA (but not less than zero):        10,000.00              4,200.00

STEP 3.   Next we determine PPF, the amount by which the
          total free amount (FA) exceeds earnings.
                                      Total free amount (FA):        10,000.00              4,200.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                    ----------            ----------
                                PPF (but not less than zero):             0.00              4,200.00

STEP 4.   Next we determine PS, the amount by which the
          contract value is reduced by the surrender.
                                                          PS:        60,000.00             40,000.00

STEP 5.   Now we can determine how much of the PP is being
          surrendered (PPS) as follows:
          PPS = PPF + PPSC
              = PPF + (PS - FA) / (CV - FA) * (PP - PPF)
                                            PPF from Step 3 =             0.00              4,200.00
                                             PS from Step 4 =        60,000.00             40,000.00
                                             CV from Step 1 =        60,000.00             40,000.00
                                             FA from Step 2 =        10,000.00              4,200.00
                                             PP from Step 1 =        50,000.00             50,000.00
                                                                    ----------            ----------
                                                        PPS =        50,000.00             50,000.00


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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  113

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
STEP 6.   We then calculate the surrender charge as a
          percentage of PPS. Note that for a contract with a
          loss, PPS may be greater than the amount you
          request to surrender:
                                                         PPS:        50,000.00             50,000.00
                                                    less PPF:             0.00              4,200.00
                                                                    ----------            ----------
          PPSC = amount of PPS subject to a surrender charge:        50,000.00             45,800.00
                     multiplied by the surrender charge rate:           x 6.0%                x 6.0%
                                                                    ----------            ----------
                                            surrender charge:         3,000.00              2,748.00

STEP 7.   The dollar amount you will receive as a result of
          your full surrender is determined as:
                                  Contract value surrendered:        60,000.00             40,000.00
                                            SURRENDER CHARGE:        (3,000.00)            (2,748.00)
              Contract charge (assessed upon full surrender):           (40.00)               (40.00)
                                                                    ----------            ----------
                                 NET FULL SURRENDER PROCEEDS:       $56,960.00            $37,212.00




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 114  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

CURRENT CONTRACT: PARTIAL SURRENDER CHARGE CALCULATION -- SEVEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of EACH purchase payment) surrender charge schedule and the following history:

ASSUMPTIONS:
- We receive a single $50,000 purchase payment;

- During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 6.0%; and

- You have made no prior surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
                      Contract value just prior to surrender:       $60,000.00            $40,000.00
                         Contract value on prior anniversary:        58,000.00             42,000.00

We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.
WE CALCULATE THE SURRENDER CHARGE FOR EACH ESTIMATE AS FOLLOWS:
--------------------------------------------------------------------------------------------------------

STEP 1.   First, we determine the amount of earnings
          available in the contract at the time of surrender
          as:
                 Contract value just prior to surrender (CV):        60,000.00             40,000.00
           Less purchase payments received and not previously
                                            surrendered (PP):        50,000.00             50,000.00
                                                                    ----------            ----------
           Earnings in the contract (but not less than zero):        10,000.00                  0.00
STEP 2.   Next, we determine the total free amount (FA)
          available in the contract as the greatest of the
          following values:
                                    Earnings in the contract:        10,000.00                  0.00
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                                                                    ----------            ----------
                                 FA (but not less than zero):        10,000.00              4,200.00
STEP 3.   Next we determine PPF, the amount by which the
          total free amount (FA) exceeds earnings
                                      Total free amount (FA):        10,000.00              4,200.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                    ----------            ----------
                                PPF (but not less than zero):             0.00              4,200.00
STEP 4.   Next we determine PS, the amount by which the
          contract value is reduced by the surrender PS
          (determined by iterative process described above):         15,319.15             15,897.93
STEP 5.   Now we can determine how much of the PP is being
          surrendered (PPS) as follows:
             PPS = PPF + PPSC = PPF + (PS - FA) / (CV - FA) *
                                                   (PP - PPF)
                                            PPF from Step 3 =             0.00              4,200.00
                                             PS from Step 4 =        15,319.15             15,897.93
                                             CV from Step 1 =        60,000.00             40,000.00
                                             FA from Step 2 =        10,000.00              4,200.00
                                             PP from Step 1 =        50,000.00             50,000.00
                                                                    ----------            ----------
                                                        PPS =         5,319.15             19,165.51


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  115

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS

STEP 6.   We then calculate the surrender charge as a
          percentage of PPS. Note that for a contract with a
          loss, PPS may be greater than the amount you
          request to surrender:
                                                         PPS:         5,319.15             19,165.51
                                                    less PPF:             0.00              4,200.00
                                                                    ----------            ----------
          PPSC = amount of PPS subject to a surrender charge:         5,319.15             14,965.51
                     multiplied by the surrender charge rate:           x 6.0%                x 6.0%
                                                                    ----------            ----------
                                            surrender charge:           319.15                897.93

STEP 7.   The dollar amount you will receive as a result of
          your partial surrender is determined as:
                                  Contract value surrendered:        15,319.15             15,897.93
                                            SURRENDER CHARGE:          (319.15)              (897.93)
                                                                    ----------            ----------
                              NET PARTIAL SURRENDER PROCEEDS:       $15,000.00            $15,000.00




--------------------------------------------------------------------------------
 116  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

ORIGINAL CONTRACT:

FULL SURRENDER CHARGE CALCULATION -- SEVEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of EACH purchase payment) surrender charge schedule and the following history:

ASSUMPTIONS:
- We receive a single $50,000 purchase payment;

- During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 6.0%; and

- You have made no prior surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
                      Contract value just prior to surrender:        60,000.00             40,000.00
                         Contract value on prior anniversary:        58,000.00             42,000.00

WE CALCULATE THE SURRENDER CHARGE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings
          available in the contract at the time of surrender
          as:
                 Contract value just prior to surrender (CV):        60,000.00             40,000.00
           Less purchase payments received and not previously        50,000.00             50,000.00
                                         surrendered (PPNPS):
                                                                     ---------             ---------
           Earnings in the contract (but not less than zero):        10,000.00                  0.00

STEP 2.   Next, we determine the Total Free Amount (TFA)
          available in the contract as the greatest of the
          following values:
                                    Earnings in the contract:        10,000.00                  0.00
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                                                                     ---------             ---------
                                TFA (but not less than zero):        10,000.00              4,200.00

STEP 3.   Next we determine ACV, the amount by which the
          contract value surrendered exceeds earnings.
                                  Contract value surrendered:        60,000.00             40,000.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                     ---------             ---------
                                ACV (but not less than zero):        50,000.00             40,000.00

STEP 4.   Next we determine XSF, the amount by which 10% of
          the prior anniversary's contract value exceeds
          earnings.
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                     ---------             ---------
                                XSF (but not less than zero):             0.00              4,200.00

STEP 5. Now we can determine how much of the PPNPS is being surrendered (PPS) as follows:

          PPS = XSF + (ACV - XSF) / (CV - TFA) X (PPNPS -
          XSF)

                                            XSF from Step 4 =             0.00              4,200.00
                                            ACV from Step 3 =        50,000.00             40,000.00
                                             CV from Step 1 =        60,000.00             40,000.00
                                            TFA from Step 2 =        10,000.00              4,200.00
                                          PPNPS from Step 1 =        50,000.00             50,000.00
                                                                     ---------             ---------
                                                        PPS =        50,000.00             50,000.00


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  117

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS

STEP 6.   We then calculate the surrender charge as a
          percentage of PPS. Note that for a contract with a
          loss, PPS may be greater than the amount you
          request to surrender:
                                                         PPS:        50,000.00             50,000.00
                                                    less XSF:             0.00              4,200.00
                                                                     ---------             ---------
                 amount of PPS subject to a surrender charge:        50,000.00             45,800.00
                     multiplied by the surrender charge rate:           x 6.0%                x 6.0%
                                                                     ---------             ---------
                                            surrender charge:         3,000.00              2,748.00

STEP 7.   The dollar amount you will receive as a result of
          your full surrender is determined as:
                                  Contract value surrendered:        60,000.00             40,000.00
                                            SURRENDER CHARGE:        (3,000.00)            (2,748.00)
              Contract charge (assessed upon full surrender):           (40.00)               (40.00)
                                                                     ---------             ---------
                                 NET FULL SURRENDER PROCEEDS:        56,960.00             37,212.00




--------------------------------------------------------------------------------
 118  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

ORIGINAL CONTRACT:

PARTIAL SURRENDER CHARGE CALCULATION -- SEVEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of EACH purchase payment) surrender charge schedule and the following history:

ASSUMPTIONS:
- We receive a single $50,000 purchase payment;

- During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 6.0%; and

- You have made no prior surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
                      Contract value just prior to surrender:        60,000.00             40,000.00
                         Contract value on prior anniversary:        58,000.00             42,000.00


We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.

WE CALCULATE THE SURRENDER CHARGE FOR EACH ESTIMATE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings available in the contract at the time of surrender as:
                              Contract value just prior to surrender (CV):   60,000.00    40,000.00
            Less purchase payments received and not previously surrendered
                                                                  (PPNPS):   50,000.00    50,000.00
                                                                             ---------    ---------
                        Earnings in the contract (but not less than zero):   10,000.00         0.00

STEP 2.   Next, we determine the Total Free Amount (TFA) available in the contract as the greatest of the following values:
                                                 Earnings in the contract:   10,000.00         0.00
                            10% of the prior anniversary's contract value:    5.800.00     4.200.00
                                                                             ---------    ---------
                                             TFA (but not less than zero):   10,000.00     4,200.00

STEP 3.   Next we determine ACV, the amount by which the contract value surrendered exceeds earnings.
                                               Contract value surrendered:   15,319.15    15,897.93
                                            Less earnings in the contract:   10,000.00         0.00
                                                                             ---------    ---------
                                             ACV (but not less than zero):    5,319.15    15,897.93

STEP 4.   Next we determine XSF, the amount by which 10% of the prior anniversary's contract value exceeds earnings.
                            10% of the prior anniversary's contract value:    5,800.00     4,200.00
                                            Less earnings in the contract:   10,000.00         0.00
                                                                             ---------    ---------
                                             XSF (but not less than zero):        0.00     4,200.00




--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  119

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS

STEP 5. Now we can determine how much of the PPNPS is being surrendered (PPS) as follows:

          PPS = XSF + (ACV - XSF) / (CV - TFA) * (PPNPS -
          XSF)

                                            XSF from Step 4 =             0.00              4,200.00
                                            ACV from Step 3 =         5,319.15             15,897.93
                                             CV from Step 1 =        60,000.00             40,000.00
                                            TFA from Step 2 =        10,000.00              4,200.00
                                          PPNPS from Step 1 =        50,000.00             50.000.00
                                                                     ---------             ---------
                                                        PPS =         5,319.15             19,165.51

STEP 6.   We then calculate the surrender charge as a
          percentage of PPS.
          Note that for a contract with a loss, PPS may be
          greater than the amount you request to surrender:
                                                         PPS:         5,319.15             19,165.51
                                                    less XSF:             0.00              4,200.00
                                                                     ---------             ---------
                 amount of PPS subject to a surrender charge:         5,319.15             14,965.51
                     multiplied by the surrender charge rate:           x 6.0%                x 6.0%
                                                                     ---------             ---------
                                            surrender charge:           319.15                897.93
STEP 7.   The dollar amount you will receive as a result of
          your partial surrender is determined as:
                                  Contract value surrendered:        15,319.15             15,897.93
                                            SURRENDER CHARGE:          (319.15)              (897.93)
                                                                     ---------             ---------
                              NET PARTIAL SURRENDER PROCEEDS:        15,000.00             15,000.00




--------------------------------------------------------------------------------
 120  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX C: EXAMPLE -- DEATH BENEFITS

CURRENT CONTRACT:


EXAMPLE -- ROPP DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $20,000; and

- on the first contract anniversary you make an additional purchase payment of $5,000; and

- During the second contract year the contract value falls to $22,000 and you take a $1,500 (including surrender charge) partial surrender; and

- During the third contract year the contract value grows to $23,000.

WE CALCULATE THE ROPP DEATH BENEFIT AS FOLLOWS:
Contract value at death:                                                               $23,000.00
                                                                                       ----------
Purchase payments minus adjusted partial surrenders:
         Total purchase payments:                                                      $25,000.00
         minus adjusted partial surrenders calculated as:
         $1,500 x $25,000
         ----------------  =                                                            -1,704.54
              $22,000
                                                                                       ----------
         for a death benefit of:                                                       $23,295.45
                                                                                       ----------



  THE ROPP DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE TWO VALUES:
  $23,295.45


EXAMPLE -- MAV DEATH BENEFIT

- You purchase the contract with a payment of $25,000; and

- on the first contract anniversary the contract value grows to $26,000; and

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 (including surrender charge) partial surrender, leaving a contract value of $20,500.

WE CALCULATE THE MAV DEATH BENEFIT, WHICH IS BASED ON THE GREATER OF THREE VALUES, AS FOLLOWS:
1. CONTRACT VALUE AT DEATH:                                                            $20,500.00
                                                                                       ----------
2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL SURRENDERS:
         Total purchase payments:                                                      $25,000.00
         minus adjusted partial surrenders, calculated as:
         $1,500 x $25,000
         ----------------  =                                                            -1,704.55
              $22,000
                                                                                       ----------
         for a death benefit of:                                                       $23,295.45
                                                                                       ----------
3. THE MAV IMMEDIATELY PRECEDING THE DATE OF DEATH:
         Greatest of your contract anniversary values:                                 $26,000.00
         plus purchase payments made since the prior anniversary:                           +0.00
         minus adjusted partial surrenders, calculated as:
         $1,500 x $26,000
         ----------------  =                                                            -1,772.73
              $22,000
                                                                                       ----------
         for a death benefit of:                                                       $24,227.27
                                                                                       ----------




  THE MAV DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES, WHICH
  IS THE MAV:                                                         $24,227.27


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  121

EXAMPLE -- 5% ACCUMULATION DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $25,000 with $5,000 allocated to the regular fixed account and $20,000 allocated to the subaccounts; and

- on the first contract anniversary the regular fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and

- During the second contract year the regular fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender all from the subaccounts, leaving the contract value at $22,800.

THE DEATH BENEFIT, WHICH IS BASED ON THE GREATEST OF THREE VALUES, IS CALCULATED AS FOLLOWS:
1. CONTRACT VALUE AT DEATH:                                                            $22,800.00
                                                                                       ----------
2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL SURRENDERS:
         Total purchase payments:                                                      $25,000.00
         minus adjusted partial surrenders, calculated as:
         $1,500 x $25,000
         ----------------  =                                                            -1,543.21
              $24,300
                                                                                       ----------
         for a death benefit of:                                                       $23,456.79
                                                                                       ----------
3. THE 5% ACCUMULATION DEATH BENEFIT FLOOR:
         The variable account floor on the first contract anniversary, calculated
         as: 1.05 x $20,000 =                                                          $21,000.00
         plus amounts allocated to the subaccounts since that anniversary:                  +0.00
         minus the 5% accumulation death benefit floor adjusted partial surrender from the subaccounts, calculated as:
         $1,500 x $21,000
         ----------------  =                                                             1,657.89
              $19,000
                                                                                       ----------

         variable account floor benefit:                                               $19,342.11
         plus the regular fixed account value:                                          +5,300.00
                                                                                       ----------
         5% accumulation death benefit floor (value of the regular fixed account
         and the variable account floor):                                              $24,642.11
                                                                                       ----------




  THE 5% ACCUMULATION DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE
  VALUES, WHICH IS THE 5% ACCUMULATION DEATH BENEFIT FLOOR:           $24,642.11


--------------------------------------------------------------------------------
 122  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE -- ENHANCED DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $25,000 with $5,000 allocated to the regular fixed account and $20,000 allocated to the subaccounts; and

- on the first contract anniversary the regular fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and

- During the second contract year the regular fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender all from the subaccounts, leaving the contract value at $22,800.

THE DEATH BENEFIT, WHICH IS BASED ON THE GREATEST OF FOUR VALUES, IS CALCULATED AS
FOLLOWS:
1. CONTRACT VALUE AT DEATH:                                                            $22,800.00
                                                                                       ----------
2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL SURRENDERS:
         Total purchase payments:                                                      $25,000.00
         minus adjusted partial surrenders, calculated as:
         $1,500 x $25,000
         ----------------  =
              $24,300                                                                   -1,543.21
                                                                                       ----------
         for a death benefit of:                                                       $23,456.79
                                                                                       ----------
3. THE MAV ON THE ANNIVERSARY IMMEDIATELY PRECEDING THE DATE OF DEATH:
         The MAV on the immediately preceding anniversary:                             $25,000.00
         plus purchase payments made since that anniversary:                                +0.00
         minus adjusted partial surrenders made since that anniversary, calculated as:
         $1,500 x $25,000
         ----------------  =
              $24,300                                                                   -1,543.21
                                                                                       ----------
         for a MAV Death Benefit of:                                                   $23,456.79
                                                                                       ----------
4. THE 5% ACCUMULATION DEATH BENEFIT FLOOR:
         The variable account floor on the first contract anniversary calculated
         as: 1.05 x $20,000 =                                                          $21,000.00
         plus amounts allocated to the subaccounts since that anniversary:                  +0.00
         minus the 5% accumulation death benefit floor adjusted partial surrender from the subaccounts, calculated as:
         $1,500 x $21,000
         ----------------  =
              $19,000                                                                   -1,657.89
                                                                                       ----------
         variable account floor benefit:                                               $19,342.11
         plus the regular fixed account value:                                          +5,300.00
                                                                                       ----------
         5% accumulation death benefit floor (value of the regular fixed account
         and the variable account floor):                                              $24,642.11
                                                                                       ----------




  ENHANCED DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE FOUR VALUES, WHICH
  IS THE 5% ACCUMULATION DEATH BENEFIT FLOOR:                         $24,642.11


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  123

ORIGINAL CONTRACT:

EXAMPLE -- ROP DEATH BENEFIT

- You purchase the contract with a payment of $20,000; and

- on the first contract anniversary you make an additional purchase payment of $5,000; and

- During the second contract year the contract value falls to $22,000 and you take a $1,500 (including surrender charge) partial surrender; and

- During the third contract year the contract value grows to $23,000.

WE CALCULATE THE ROP DEATH BENEFIT AS FOLLOWS:
CONTRACT VALUE AT DEATH:                                                               $23,000.00
                                                                                       ----------
Purchase payments minus adjusted partial surrenders:
         Total purchase payments:                                                      $25,000.00
         minus adjusted partial surrenders calculated as:
         $1,500 x $25,000
         ----------------  =                                                            -1,704.55
              $22,000
                                                                                       ----------
         for a death benefit of:                                                       $23,295.45
                                                                                       ----------



  THE ROP DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE TWO VALUES:
  $23,295.45

EXAMPLE -- MAV DEATH BENEFIT

- You purchase the contract with a payment of $25,000; and

- on the first contract anniversary the contract value grows to $26,000; and

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 (including surrender charge) partial surrender, leaving a contract value of $20,500.

WE CALCULATE THE MAV DEATH BENEFIT, WHICH IS BASED ON THE GREATER OF THREE VALUES,
AS FOLLOWS:
1. CONTRACT VALUE AT DEATH:                                                            $20,500.00
                                                                                       ----------
2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL SURRENDERS:
         Total purchase payments:                                                      $25,000.00
         minus adjusted partial surrenders, calculated as:
         $1,500 x $25,000
         ----------------  =                                                            -1,704.55
              $22,000
                                                                                       ----------
         for a death benefit of:                                                       $23,295.45
                                                                                       ----------
3. THE MAV IMMEDIATELY PRECEDING THE DATE OF DEATH:
         Greatest of your contract anniversary values:                                 $26,000.00
         plus purchase payments made since the prior anniversary:                           +0.00
         minus adjusted partial surrenders, calculated as:
         $1,500 x $26,000
         ----------------  =                                                            -1,772.73
              $22,000
                                                                                       ----------
         for a death benefit of:                                                       $24,227.27
                                                                                       ----------




  THE MAV DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES, WHICH
  IS THE MAV:                                                         $24,227.27


--------------------------------------------------------------------------------
 124  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE -- 5% ACCUMULATION DEATH BENEFIT

ASSUMPTIONS:

- You purchase the contract with a payment of $25,000 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts; and

- on the first contract anniversary, the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and

- During the second contract year the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender all from the subaccounts, leaving the contract value at $22,800.

THE DEATH BENEFIT, WHICH IS BASED ON THE GREATEST OF THREE VALUES, IS
  CALCULATED AS FOLLOWS:
1. CONTRACT VALUE AT DEATH:                                                            $22,800.00
                                                                                       ----------
2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL SURRENDERS:
         Total purchase payments:                                                      $25,000.00
         minus adjusted partial surrenders, calculated as:
         $1,500 x $25,000
         ----------------  =                                                            -1,543.21
              $24,300
                                                                                       ----------
         for a death benefit of:                                                       $23,456.79
                                                                                       ----------
3. THE 5% VARIABLE ACCOUNT FLOOR:
         The variable account floor on the first contract anniversary, calculated
         as:                                                                           $21,000.00
         1.05 x $20,000 =
         plus amounts allocated to the subaccounts since that anniversary:                  +0.00
         minus the 5% variable account floor adjusted partial surrenders from the subaccounts, calculated as:
         $1,500 x $21,000
         ----------------  =                                                           -$1,657.89
              $19,000
                                                                                       ----------
         variable account floor benefit:                                               $19,342.11
         plus the one-year fixed account value:                                         +5,300.00
                                                                                       ----------
         5% variable account floor (value of the one-year fixed account and the
         variable account floor):                                                      $24,642.11
                                                                                       ----------




  THE 5% ACCUMULATION DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE
  VALUES, WHICH IS THE 5% VARIABLE ACCOUNT FLOOR:                     $24,642.11


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  125

EXAMPLE -- ENHANCED DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $25,000 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts; and

- on the first contract anniversary, the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and

- During the second contract year, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender all from the subaccounts, leaving the contract value at $22,800.

THE DEATH BENEFIT, WHICH IS BASED ON THE GREATEST OF FOUR VALUES, IS CALCULATED AS
FOLLOWS:
1. CONTRACT VALUE AT DEATH:                                                            $22,800.00
                                                                                       ----------
2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL SURRENDERS:
         Total purchase payments:                                                      $25,000.00
         minus adjusted partial surrenders, calculated as:
         $1,500 x $25,000
         ----------------  =                                                            -1,543.21
              $24,300
                                                                                       ----------
         for a death benefit of:                                                       $23,456.79
                                                                                       ----------
3. THE MAV ON THE ANNIVERSARY IMMEDIATELY PRECEDING THE DATE OF DEATH:
         The MAV on the immediately preceding anniversary:                             $25,000.00
         plus purchase payments made since that anniversary:                                +0.00
         minus adjusted partial surrenders made since that anniversary, calculated as:
         $1,500 x $25,000
         ----------------  =                                                            -1,543.21
              $24,300
                                                                                       ----------
         for a MAV Death Benefit of:                                                   $23,456.79
                                                                                       ----------
4. THE 5% VARIABLE ACCOUNT FLOOR:
         The variable account floor the first contract anniversary, calculated as:
         1.05 x $20,000                                                                $21,000.00
         plus amounts allocated to the subaccounts since that anniversary:                  +0.00
         minus the 5% variable account floor adjusted partial surrender from the subaccounts, calculated as:
         $1,500 x $21,000
         ----------------  =                                                           -$1,657.89
              $19,000
                                                                                       ----------
         variable account floor benefit:                                               $19,342.11
         plus the one-year fixed account value:                                         +5,300.00
                                                                                       ----------
         5% variable account floor (value of the one-year fixed account and the
         variable account floor):                                                      $24,642.11
                                                                                       ----------




  ENHANCED DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE FOUR VALUES, WHICH
  IS THE 5% VARIABLE ACCOUNT FLOOR:                                   $24,642.11


--------------------------------------------------------------------------------
 126  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX D: EXAMPLE -- SECURESOURCE SERIES OF RIDERS

SECURESOURCE STAGES

EXAMPLE:

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You (and your spouse for the joint benefit) are age 61.


- Annual step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied annual step-ups are indicated in BOLD.



- You elect the Moderate PN program model portfolio or investment option at issue.



                                                 HYPOTHETICAL
CONTRACT                                            ASSUMED                                    BENEFIT
DURATION            PURCHASE       PARTIAL         CONTRACT                                  DETERMINING
IN YEARS            PAYMENTS     WITHDRAWALS         VALUE           BB            WAB        PERCENTAGE        PBG          ALP

At Issue            $100,000            NA         $100,000       $100,000      $100,000          0.0%       $100,000      $5,000

1                          0             0           98,000        108,000       108,000          9.3%        100,000       5,400

2                          0             0          105,000        114,000       114,000          7.9%        105,000       5,700

3                          0             0          118,000        120,000       120,000          1.7%        118,000       6,000

3.5                        0         6,000          112,000        120,000       113,898          1.7%        112,000       6,000

4                          0             0          115,000        120,000       115,000          0.0%        115,000       6,000

5                          0             0          130,000        130,000       130,000          0.0%        130,000       7,800(3)

6                          0             0          110,000        130,000       130,000         15.4%        130,000       7,800

7                          0             0          100,000        130,000       130,000         23.1%        130,000       6,500(4)

7.5                        0        10,000           90,000        117,000(5)    117,000         23.1%        108,000(5)    5,850(5)

8                          0             0           80,000        117,000       117,000         31.6%        108,000       5,850

9                          0             0           95,000        117,000       117,000         18.8%        108,000       7,020(4)

CONTRACT                        LIFETIME
DURATION                         PAYMENT
IN YEARS             RALP        PERCENT

At Issue            $    0(1)       5%

1                        0          5%

2                        0          5%

3                    6,000(2)       5%

3.5                      0          5%

4                    6,000          5%

5                    7,800(3)       6%(3)

6                    7,800          6%

7                    6,500(4)       5%(4)

7.5                      0          5%

8                    5,850          5%

9                    7,020(4)       6%(4)



(1) The RALP is zero until the end of the 3-Year waiting period.


(2) At the end of the 3-Year waiting period, the RALP is set equal to the ALP.


(3) Because the annual step-up increased the BB on the anniversary and the covered person's (for the joint benefit, younger covered spouse's) attained age is in a higher age band, the Lifetime Payment Percentage increased.


(4) The lifetime payment percentage is based on percentage A when the BDP is less than 20% and percentage B when the BDP is greater than or equal to 20%.

(5) The $10,000 withdrawal is greater than the $6,500 RALP allowed under the rider and therefore excess withdrawal processing is applied. The BB and PBG are reset as described in "Determination of Adjustment of Benefit Values" in the "Lifetime Benefit Description".


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  127

EXAMPLE -- SECURESOURCE 20

EXAMPLE #1: LIFETIME BENEFIT NOT ESTABLISHED AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You (and your spouse for the joint benefit) are age 61.


- Annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or the contract value times the ALP percentage is greater than the ALP. Applied annual step-ups are indicated in BOLD.



- You elect the Moderate PN program model portfolio or investment option at issue.



                                             HYPOTHETICAL
CONTRACT                                        ASSUMED                                         BASIC BENEFIT
DURATION          PURCHASE      PARTIAL        CONTRACT                           ----------------------------------------
IN YEARS          PAYMENTS    WITHDRAWALS        VALUE          WAB       BDP        GBA         RBA        GBP       RBP

At Issue          $100,000           NA        $100,000      $100,000     0.0%    $100,000    $100,000    $6,000    $    0

1                        0            0          98,000       100,000     2.0%     100,000     100,000     6,000         0

2                        0            0         105,000       105,000     0.0%     105,000     105,000     6,300         0

3                        0            0         125,000       125,000     0.0%     125,000     125,000     7,500     7,500

3.5                      0        6,000         111,000       118,590     6.4%     125,000     119,000     7,500     1,500

4                        0            0         104,000       118,590    12.3%     125,000     119,000     7,500     7,500

5                        0            0          90,000       118,590    24.1%     125,000     119,000     6,250(2)  6,250(2)

6                        0            0          95,000       118,590    19.9%     125,000     119,000     7,500     7,500

6.5                      0        7,500          87,500        87,500(3)  0.0%     125,000     111,500     7,500         0

7                        0            0          90,000        90,000     0.0%     125,000     111,500     7,500     7,500

7.5                      0       10,000          70,000        70,000(4)  0.0%      70,000(4)   70,000(4)  4,200(4)      0

8                        0            0          75,000        75,000     0.0%      75,000      75,000     4,500     4,500

CONTRACT           LIFETIME BENEFIT
DURATION          ------------------
IN YEARS            ALP        RALP

At Issue              NA         NA

1                     NA         NA

2                     NA         NA

3                     NA         NA

3.5                   NA         NA

4                  7,140(1)   7,140(1)

5                  5,950(2)   5,950(2)

6                  7,140      7,140

6.5                5,250(3)       0

7                  5,400      5,400

7.5                4,200(4)       0

8                  4,500      4,500



(1) The ALP and RALP are established on the contract anniversary following the date the covered person (younger Covered Spouse for Joint) reaches age 65 as the greater of the ELB or the RBA, times the ALP percentage.


(2) The ALP percentage and GBP percentage are 6% when the BDP is less than 20% and 5% when the BDP is greater than or equal to 20%.


(3) The $7,500 withdrawal is greater than the $7,140 RALP allowed under the lifetime benefit and therefore excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or the ALP percentage times the contract value following the withdrawal. The WAB is reset to the ALP after the reset divided by the current ALP percentage. The BDP at the time of withdrawal is less than 20%, so the ALP percentage and GBP percentage are set at 6% for the remainder of the contract year.


(4) The $10,000 withdrawal is greater than both the $7,500 RBP allowed under the basic benefit and the $5,400 RALP allowed under the lifetime benefit and therefore excess withdrawal processing is applied to both benefits. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or the ALP percentage times the contract value following the withdrawal. The WAB is reset to the ALP after the reset divided by the current ALP percentage. The BDP at the time of withdrawal is less than 20%, so the ALP percentage and GBP percentage are set at 6% for the remainder of the contract year.



--------------------------------------------------------------------------------
 128  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE #2: LIFETIME BENEFIT ESTABLISHED AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You (and your spouse for the joint benefit) are age 65.


- Annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or the contract value times the ALP percentage is greater than the ALP. Applied annual step-ups are indicated in BOLD.



- You elect the Moderate PN program model portfolio or investment option at issue. On the 7th contract anniversary, you elect to change to the Moderately Aggressive PN program model portfolio or investment option. The target PN program model portfolio or investment option under the contract is the Moderate PN program model portfolio or investment option.



                                                                                                                         LIFETI-
                                        HYPOTHETICAL                                                                        ME
CONTRACT                                   ASSUMED                                         BASIC BENEFIT                 BENEFIT
DURATION     PURCHASE      PARTIAL        CONTRACT                           ----------------------------------------    -------
IN YEARS     PAYMENTS    WITHDRAWALS        VALUE          WAB       BDP        GBA         RBA        GBP       RBP       ALP

At Issue     $100,000           NA        $100,000      $100,000     0.0%    $100,000    $100,000    $6,000    $    0     $6,000

1                   0            0         105,000       105,000     0.0%     105,000     105,000     6,300         0      6,300

2                   0            0         110,000       110,000     0.0%     110,000     110,000     6,600         0      6,600

3                   0            0         110,000       120,000     8.3%     110,000     110,000     6,600     6,600(1)   7,200

3.5                 0        6,000         104,000       113,455     8.3%     110,000     104,000     6,600       600      7,200

4                   0            0         100,000       113,455    11.9%     110,000     104,000     6,600     6,600      7,200

4.5                 0        7,000          90,000       105,267    14.5%      90,000      90,000     5,400(2)  5,400(2)   7,200

5                   0            0          80,000       105,267    24.0%      90,000      90,000     4,500(3)  4,500(3)   6,000(3)

5.5                 0       10,000          70,000        70,000(4)  0.0%      70,000      70,000     3,500(4)  3,500(4)   3,500(4)

6                   0            0          75,000        75,000     0.0%      75,000      75,000     4,500     4,500      4,500

7                   0            0          70,000        70,000(5)  0.0%      70,000(5)   70,000(5)  4,200(5)  4,200(5)   4,200(5)

             LIFETI-
                ME
CONTRACT     BENEFIT
DURATION     -------
IN YEARS       RALP

At Issue      $    0

1                  0

2                  0

3              7,200(1)

3.5            1,200

4              7,200

4.5              200

5              6,000(3)

5.5            3,500(4)

6              4,500

7              4,200(5)



(1) At the end of the 3-Year waiting period, the RBP and RALP are set equal to the GBP and ALP, respectively. The 20% rider credit is applied to the lifetime benefit.


(2) The $7,000 withdrawal is greater than the $6,600 RBP allowed under the basic benefit and therefore excess withdrawal processing is applied to the basic benefit. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The BDP at the time of withdrawal is less than 20%, so the ALP percentage and GBP percentage are set at 6% for the remainder of the contract year.


(3) The ALP percentage and GBP percentage are 6% when the BDP is less than 20% and 5% when the BDP is greater than or equal to 20%.


(4) The $10,000 withdrawal is greater than both the $4,500 RBP allowed under the basic benefit and the $6,000 RALP allowed under the lifetime benefit and therefore excess withdrawal processing is applied to both benefits. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or the ALP percentage times the contract value following the withdrawal. The WAB is reset to the ALP after the reset divided by the current ALP percentage. The BDP at the time of withdrawal is greater than or equal to 20%, so the ALP Percentage and GBP percentage are set at 5% for the remainder of the contract year.


(5) Allocation to the Moderately Aggressive PN program model portfolio or investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or the ALP percentage times the contract value. The WAB is reset to the ALP after the reset divided by the current ALP percentage. Any future withdrawals will reallocate your contract value to the Moderate PN program model portfolio or investment option if you are invested more aggressively than the Moderate PN program model portfolio or investment option.



--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  129

EXAMPLE -- SECURESOURCE RIDERS

EXAMPLE #1: SINGLE LIFE BENEFIT: COVERED PERSON HAS NOT REACHED AGE 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 60.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


- You elect the Moderate PN program model portfolio or investment option at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive PN program model portfolio or investment option. The target model portfolio under the contract is the Moderate PN program model portfolio or investment option.



                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A

0.5                 0         5,000           92,000        100,000       95,000      7,000      2,000         N/A         N/A

1                   0             0           90,000         90,000(1)    90,000(1)   6,300      6,300         N/A         N/A

2                   0             0           81,000         90,000       90,000      6,300      6,300         N/A         N/A

5                   0             0           75,000         90,000       90,000      6,300      6,300       5,400(2)    5,400(2)

5.5                 0         5,400           70,000         90,000       84,600      6,300        900       5,400           0

6                   0             0           69,000         90,000       84,600      6,300      6,300       5,400       5,400

6.5                 0         6,300           62,000         90,000       78,300      6,300          0       3,720(3)        0

7                   0             0           64,000         90,000       78,300      6,300      6,300       3,840       3,840

7.5                 0        10,000           51,000         51,000(4)    51,000(4)   3,570          0       3,060(4)        0

8                   0             0           55,000         55,000       55,000      3,850      3,850       3,300       3,300



At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation, contract ownership change, or PN program model portfolio or investment option changes), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.



(1) Allocation to the Moderately Aggressive model portfolio during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP (if established) is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate PN program model portfolio or investment option if you are invested more aggressively than the Moderate PN program model portfolio or investment option.

(2) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 65 as 6% of the RBA.
(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


--------------------------------------------------------------------------------
 130  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE #2: SINGLE LIFE BENEFIT: COVERED PERSON HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 65.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider. Your spouse is over age 65 and is the new covered person.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $6,000      $6,000

1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    6,300       6,000(1)

2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,600       6,000(1)

3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,600       6,600(2)

3.5                 0         6,600          110,000        110,000      103,400      7,700      1,100       6,600           0

4                   0             0          115,000        115,000      115,000      8,050      8,050       6,900       6,900

4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,900(3)        0

5                   0             0          120,000        120,000      120,000      8,400      8,400       7,200       7,200

5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       7,200(4)        0

6                   0             0          125,000        125,000      125,000      8,750      8,750       7,500       7,500

6.5                 0             0          110,000        125,000      125,000      8,750      8,750       6,600(5)    6,600(5)

7                   0             0          105,000        125,000      125,000      8,750      8,750       6,600       6,600



At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, contract ownership change, or PN program model portfolio or investment option changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,600 each year until the later of your spouse's death or the RBA is reduced to zero.


(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(5) At spousal continuation, the ALP is reset to the lesser of the prior ALP or 6% of the contract value and the RALP is reset to the ALP.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  131

EXAMPLE #3: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS NOT REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are age 59 and your spouse is age 60.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


- You elect the Moderate PN program model portfolio or investment option at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive model portfolio. The target PN program model portfolio or investment option under the contract is the Moderate PN program model portfolio or investment option.


- Your death occurs after 9 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A

0.5                 0         5,000           92,000        100,000       95,000      7,000      2,000         N/A         N/A

1                   0             0           90,000         90,000(1)    90,000(1)   6,300      6,300         N/A         N/A

2                   0             0           81,000         90,000       90,000      6,300      6,300         N/A         N/A

6                   0             0           75,000         90,000       90,000      6,300      6,300       5,400(2)    5,400(2)

6.5                 0         5,400           70,000         90,000       84,600      6,300        900       5,400           0

7                   0             0           69,000         90,000       84,600      6,300      6,300       5,400       5,400

7.5                 0         6,300           62,000         90,000       78,300      6,300          0       3,720(3)        0

8                   0             0           64,000         90,000       78,300      6,300      6,300       3,840       3,840

8.5                 0        10,000           51,000         51,000(4)    51,000(4)   3,570          0       3,060(4)        0

9                   0             0           55,000         55,000       55,000      3,850      3,850       3,300       3,300

9.5                 0             0           54,000         55,000       55,000      3,850      3,850       3,300       3,300

10                  0             0           52,000         55,000       55,000      3,850      3,850       3,300       3,300



At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or PN program model portfolio or investment option changes), your spouse can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your spouse's death or the RBA is reduced to zero.


(1) The ALP and RALP are established on the contract anniversary date following the date the younger covered spouse reaches age 65 as 6% of the RBA.

(2) Allocation to the Moderately Aggressive PN program model portfolio or investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate PN program model portfolio or investment option if you are invested more aggressively than the Moderate PN program model portfolio or investment option.

(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


--------------------------------------------------------------------------------
 132  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE #4: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are age 71 and your spouse is age 70.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
                                             ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
CONTRACT     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
DURATION     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $6,000      $6,000

1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    6,300       6,000(1)

2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,600       6,000(1)

3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,600       6,600(2)

3.5                 0         6,600          110,000        110,000      103,400      7,700      1,100       6,600           0

4                   0             0          115,000        115,000      115,000      8,050      8,050       6,900       6,900

4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,900(3)        0

5                   0             0          120,000        120,000      120,000      8,400      8,400       7,200       7,200

5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       7,200(4)        0

6                   0             0          125,000        125,000      125,000      8,750      8,750       7,500       7,500

6.5                 0             0          110,000        125,000      125,000      8,750      8,750       7,500       7,500

7                   0             0          105,000        125,000      125,000      8,750      8,750       7,500       7,500



At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or PN program model portfolio or investment option changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your spouse's death or the RBA is reduced to zero.


(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  133

APPENDIX E: SECURESOURCE SERIES OF RIDERS -- ADDITIONAL RMD DISCLOSURE


This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource series of riders to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days' written notice to you.

For SecureSource Stages and SecureSource 20 riders, owners subject to annual RMD rules under Section 401(a)(9) of the Code, withdrawing from this contract during the waiting period to satisfy these rules will set your benefits to zero and you will not receive any future rider credit.

Amounts you withdraw from this contract (for SecureSource Stages and SecureSource 20 riders, amounts you withdraw from this contract after the waiting period) to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider subject to the following rules and our current administrative practice:

(1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year*,

    - Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.
    - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.
    - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.
    - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the SecureSource series of riders.

(2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current contract year,*

    - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year*.

    - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.


    - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA. Withdrawals will not be considered excess withdrawals unless amounts withdrawn exceed combined RALP and LABA values.


    - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource series of riders.

* For SecureSource Stages rider, adjusted for any subsequent changes between percentage A and percentage B as described under "Lifetime Payment Percentage" and for SecureSource 20 riders, adjusted for any subsequent changes between 5% and 6% as described under "GBP Percentage and ALP Percentage".

(3) If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,

    - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.
    - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:

(1) determined by us each calendar year (for SecureSource Stages and SecureSource 20 riders, starting with the calendar year in which the waiting period ends);


(2) based on your initial purchase payment and not the entire interest value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;



(3) based solely on the value of the contract to which the SecureSource Series rider is attached as of the date we make the determination;



(4) based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and



--------------------------------------------------------------------------------
 134  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

(5) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:


      1. an individual retirement annuity (Section 408(b));
      2. a Roth individual retirement account (Section 408A);
      3. a Simplified Employee Pension plan (Section 408(k));
      4. a tax-sheltered annuity rollover (Section 403(b)).

In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your rider within the SecureSource series of riders may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years.

Please contact your tax advisor about the impact of those rules prior to purchasing one of the SecureSource series of riders.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  135

APPENDIX F: EXAMPLE -- BENEFIT PROTECTOR DEATH BENEFIT RIDER

EXAMPLE OF THE BENEFIT PROTECTOR

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and you (Current Contract) or you and the annuitant (Original Contract) are under age 70; and

- you select the MAV Death Benefit.

  During the first contract year the contract value grows to $105,000.
  The death benefit under the MAV Death Benefit equals the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.
  On the first contract anniversary the contract value grows to
  $110,000. The death benefit equals:
     MAV Death Benefit (contract value):                                  $110,000
     plus the Benefit Protector benefit which equals 40% of earnings at death (MAV Death Benefit minus remaining purchase payments for the Current Contract or MAV Death Benefit minus payments not previously surrendered for the Original Contract):
     0.40 x ($110,000 - $100,000) =                                         +4,000
                                                                          --------
  Total death benefit of:                                                 $114,000
  On the second contract year the contract value falls to $105,000.
  The death benefit equals:
     MAV Death Benefit (MAV):                                             $110,000
     plus the Benefit Protector benefit (40% of earnings at death):
     0.40 x ($110,000 - $100,000) =                                         +4,000
                                                                          --------
  Total death benefit of:                                                 $114,000
  During the third contract year the contract value remains at
  $105,000 and you request a partial surrender of $50,000, including the applicable 6% surrender charge. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 6%
  surrender charge because your payment is in its third year of the surrender charge schedule, so we will surrender $39,500
  ($37,130 + $2,370 in surrender charges) from your contract value.
  Altogether, we will surrender $50,000 and pay you $47,630. We calculate purchase payments not previously surrendered as
  $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:
     MAV Death Benefit (MAV adjusted for partial surrenders):              $57,619
     plus the Benefit Protector benefit (40% of earnings at death):
     0.40 x ($57,619 - $55,000) =                                           +1,048
                                                                          --------
  Total death benefit of:                                                  $58,667
  On the third contract anniversary the contract value falls to
  $40,000. The death benefit  equals the previous death benefit. The reduction in contract value has no effect.
  On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old.
  The death benefit equals:
     MAV Death Benefit (contract value):                                  $200,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not previously
     surrendered that are one or more years old)                           +55,000
                                                                          --------
  Total death benefit of:                                                 $255,000
  During the tenth contract year you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The death benefit equals:
     MAV Death Benefit (contract value):                                  $250,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not previously
     surrendered that are one or more years old)                           +55,000
                                                                          --------
  Total death benefit of:                                                 $305,000


--------------------------------------------------------------------------------
 136  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

  During the eleventh contract year the contract value remains
  $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit equals:
     MAV Death Benefit (contract value):                                  $250,000
     plus the Benefit Protector benefit (40% of earnings at death up to a maximum of 100% of purchase payments not previously
     surrendered that are one or more years old)
     0.40 x ($250,000 - $105,000) =                                        +58,000
                                                                          --------
  Total death benefit of:                                                 $308,000




--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  137

APPENDIX G: BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER

EXAMPLE OF THE BENEFIT PROTECTOR PLUS

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and you (Current Contract) or you and the annuitant (Original Contract) are under age 70; and

- you select the MAV Death Benefit.

  During the first contract year the contract value grows to $105,000.
  The death benefit equals MAV Death Benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.
  On the first contract anniversary the contract value grows to
  $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit equals:
     MAV Death Benefit (contract value):                                  $110,000
     plus the Benefit Protector Plus benefit which equals 40% of earnings at death (MAV Death Benefit minus remaining purchase payments for the Current Contract or MAV rider minus payments not previously surrendered for the Original Contract):
     0.40 x ($110,000 - $100,000) =                                         +4,000
                                                                          --------
  Total death benefit of:                                                 $114,000
  On the second contract anniversary the contract value falls to
  $105,000. The death benefit equals:
     MAV Death Benefit (MAV):                                             $110,000
     plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
     0.40 x ($110,000 - $100,000) =                                         +4,000
     plus 10% of purchase payments made within 60 days of contract issue
     and not previously withdrawn: 0.10 x $100,000 =                       +10,000
                                                                          --------
  Total death benefit of:                                                 $124,000
  During the third contract year the contract value remains at
  $105,000 and you request a partial surrender of $50,000, including the applicable 7% surrender charge. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7%
  surrender charge because your payment is within the third year of the surrender charge schedule, so we will surrender $39,500 ($36,735
  + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000
  (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:
     MAV Death Benefit (MAV adjusted for partial surrenders):              $57,619
     plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
     0.40 x ($57,619 - $55,000) =                                           +1,048
     plus 10% of purchase payments made within 60 days of contract issue
     and not previously withdrawn: 0.10 x $55,000 =                         +5,500
                                                                          --------
  Total death benefit of:                                                  $64,167
  On the third contract anniversary the contract value falls $40,000.
  The death benefit equals the previous death benefit calculated. The reduction in contract value has no effect.


--------------------------------------------------------------------------------
 138  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

  On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the
  Benefit Protector Plus also reaches its maximum of 20%. The death benefit equals:
     MAV Death Benefit (contract value):                                  $200,000
     plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments
     not previously surrendered that are one or more years old             +55,000
     plus 20% of purchase payments made within 60 days of contract
     issue and not previously surrendered: 0.20 x $55,000 =                +11,000
                                                                          --------
  Total death benefit of:                                                 $266,000

  During the tenth contract year you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit equals:
     MAV Death Benefit:                                                   $250,000
     plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments
     not previously surrendered that are one or more years old             +55,000
     plus 20% of purchase payments made within 60 days of contract
     issue and not previously surrendered: 0.20 x $55,000 =                +11,000
                                                                          --------
  Total death benefit of:                                                 $316,000
  During the eleventh contract year the contract value remains
  $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit equals:
     MAV Death Benefit (contract value):                                  $250,000
     plus the Benefit Protector Plus benefit which equals 40% of earnings at death (MAV rider minus payments not previously surrendered):
     0.40 x ($250,000 - $105,000) =                                        +58,000
     plus 20% of purchase payments made within 60 days of contract issue
     and not previously surrendered: 0.20 x $55,000 =                      +11,000
                                                                          --------
  Total death benefit of:                                                 $319,000




--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  139

APPENDIX H: ASSET ALLOCATION PROGRAM FOR CONTRACTS WITH APPLICATIONS SIGNED BEFORE MAY 1, 2006


ASSET ALLOCATION PROGRAM

For contracts with applications signed before May 1, 2006, we offered an asset allocation program. You could elect to participate in the asset allocation program, and there is no additional charge. If you purchased an optional Accumulation Protector Benefit rider, Guarantor Withdrawal Benefit rider or Income Assurer Benefit rider, you are required to participate in the asset allocation program under the terms of the rider.


This asset allocation program allows you to allocate your contract value to a model portfolio that consists of subaccounts and may include certain GPAs (if available under the asset allocation program), which represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur.

Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. If you choose or are required to participate in the asset allocation program, you are responsible for determining which model portfolio is best for you. Your investment professional can help you make this determination. In addition, your investment professional may provide you with an investor questionnaire, a tool that can help you determine which model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.

Currently, there are five model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. You are allowed to request a change to another model portfolio twice per contract year. Each model portfolio specifies allocation percentages to each of the subaccounts, any GPAs that make up that model portfolio. By participating in the asset allocation program, you authorize us to invest your contract value in the subaccounts, any GPAs according to the allocation percentages stated for the specific model portfolio you have selected. You also authorize us to automatically rebalance your contract value quarterly beginning three months after the effective date of your contract in order to maintain alignment with the allocation percentages specified in the model portfolio.

Special rules will apply to the GPAs if they are included in a model portfolio. Under these rules:

- no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA may apply if you elect to transfer to a new model portfolio); and

- no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio (see "Guarantee Period
  Accounts -- Market Value Adjustment").

Under the asset allocation program, the subaccounts, any GPAs that make up the model portfolio you selected and the allocation percentages to those subaccounts, any GPAs will not change unless we adjust the composition of the model portfolio to reflect the liquidation, substitution or merger of an underlying fund, a change of investment objective by an underlying fund or when an underlying fund stops selling its shares to the variable account. We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you.

If permitted under applicable securities law, we reserve the right to:

- reallocate your current model portfolio to an updated version of your current model portfolio; or

- substitute a fund of funds for your current model portfolio.

We also reserve the right to discontinue the asset allocation program. We will give you 30 days' written notice of any such change.

If you elected to participate in the asset allocation program, you may discontinue your participation in the program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the asset allocation program will end. You can elect to participate in the asset allocation program again at any time.


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APPENDIX I: GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER
The Guarantor Withdrawal Benefit for Life rider is an optional benefit that you may select for an additional annual charge if(1):

- you purchase your contract on or after May 1, 2006;

- the rider is available in your state; and

- you and the annuitant are 80 or younger on the date the contract is issued.

(1) The Guarantor Withdrawal Benefit for Life rider is not available under an inherited qualified annuity.

You must elect the Guarantor Withdrawal Benefit for Life rider when you purchase your contract. The rider effective date will be the contract issue date.

The Guarantor Withdrawal Benefit for Life rider guarantees that you will be able to withdraw up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at minimum all of your purchase payments. And, under certain limited circumstances defined in the rider, you have the right to take a specified amount of partial withdrawals in each contract year until death (see "At Death" heading below) -- even if the contract value is zero.

Your contract provides for annuity payouts to begin on the annuitization start date (see "Buying Your Contract -- The Annuitization Start Date"). Before the annuitization start date, you have the right to withdraw some or all of your contract value, less applicable administrative, surrender and rider charges imposed under the contract at the time of the withdrawal (see "Making the Most of Your Contract -- Surrenders"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain withdrawal amount each year before the annuitization start date, nor does it guarantee the length of time over which such withdrawals can be made before the annuitization start date.

The Guarantor Withdrawal Benefit for Life rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the Guarantor Withdrawal Benefit for Life rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited partial withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments. Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)," "Remaining Benefit Payment (RBP)," "Guaranteed Benefit Amount (GBA)," and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited partial withdrawals until the later of death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero. Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment
    (ALP)," "Remaining Annual Lifetime Payment (RALP)," "Covered Person," and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 65, or the rider effective date if the covered person is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below).

Provided annuity payouts have not begun, the Guarantor Withdrawal Benefit for Life rider guarantees that you may take the following partial withdrawal amounts each contract year:

- After the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the GBP;

- During the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal the ALP or the GBP, but the rider does not guarantee withdrawals of the sum of both the ALP and the GBP in a contract year;


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- During the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawals of the sum of both the RALP and the RBP in a contract year.

If you withdraw less than the allowed partial withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your partial withdrawals in each contract year do not exceed the annual partial withdrawal amount allowed under the rider, and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for partial withdrawals are protected (i.e., will not decrease).

If you withdraw more than the allowed partial withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).

Please note that each of the two benefits has its own definition of the allowed annual withdrawal amount. Therefore a partial withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see "Charges -- Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts (GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Surrenders").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the third rider anniversary. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether the Guarantor Withdrawal Benefit for Life rider is appropriate for you because:

- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

  (a) Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant (see "At Death" heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:

      (i) There are multiple contract owners -- when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contract); or

      (ii) The owner and the annuitant are not the same persons -- if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This is could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change. Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the Guarantor Withdrawal Benefit for Life rider will terminate.


- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must be invested in one of the available PN program model portfolios or investment options of the PN program. This requirement limits your choice of investments. This means you will not be


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  able to allocate contract value to all of the subaccounts, GPAs or the one-
  year fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your
  Contract -- Portfolio Navigator Program.") You may allocate purchase payments to the DCA fixed account, when available, and we will make monthly transfers into the model portfolio or investment option you have chosen. Subject to state restrictions, we reserve the right to limit the number of model portfolios or investment options from which you can select based on the dollar amount of purchase payments you make.


- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the Guarantor Withdrawal Benefit for Life rider, you may not elect the Accumulation Protector Benefit rider.

- NON-CANCELABLE: Once elected, the Guarantor Withdrawal Benefit for Life rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or after the annuitization start date.

- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".

- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract (see "Taxes -- Nonqualified Annuities"). Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Partial withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for this contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. Additionally, RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

  For owners subject to annual RMD rules under Section 401(a)(9) of the Code, the amounts you withdraw each year from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider subject to the following rules and our current administrative practice:

  (1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

       - Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.

       - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

       - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

       - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the Guarantor Withdrawal Benefit for Life rider.

  (2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current Contract Year,

       - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year.

       - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.


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       - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.

       - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the Guarantor Withdrawal Benefit for Life rider.

  (3) If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,

       - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

       - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

  The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:

  (1) determined by us each calendar year;

  (2) based solely on the value of the contract to which the Guarantor Withdrawal Benefit for Life rider is attached as of the date we make the determination; and

  (3) is otherwise based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

       1. an individual retirement annuity (Section 408(b));

       2. a Roth individual retirement account (Section 408A);

       3. a Simplified Employee Pension plan (Section 408(k));

       4. a tax-sheltered annuity rollover (Section 403(b)).

  We reserve the right to modify our administrative practice described above and will give you 30 days' written notice of any such change.

  In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor Withdrawal Benefit for Life(R) rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

  In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions").

For an example, see "Examples of Guarantor Withdrawal Benefit for Life" below.

KEY TERMS AND PROVISIONS OF THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER ARE DESCRIBED BELOW:
PARTIAL WITHDRAWALS: A withdrawal of an amount that does not result in a full withdrawal of the contract. The partial withdrawal amount is a gross amount and will include any surrender charge and any market value adjustment.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative amount available for partial withdrawals over the life of the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. Rather, the GBA is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment.


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- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up"
  headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by this rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the RBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment).

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for partial withdrawals in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase

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payment has its own GBP, which is equal to the lesser of that payment's RBA or
7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBP remains unchanged.

  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for partial withdrawals for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount maybe less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any partial withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments. The covered person is the oldest contract owner or annuitant. The covered person may change during the contract's life if there is a spousal continuation or a change of contract ownership. If the covered person changes, we recompute the benefits guaranteed by the rider, based on the life of the new covered person, which may reduce the amount of the lifetime withdrawal benefit.


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ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP at any time is the amount available for withdrawals in each contract year after the waiting period until the later of death (see "At Death" heading below), or the RBA is reduced to zero, under the lifetime withdrawal benefit. The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:
- The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65 -- the ALP is established as 6% of the total RBA.

- When you make additional purchase payments -- each additional purchase payment increases the ALP by 6% of the amount of the purchase payment.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the RALP -- the ALP remains unchanged.

  (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. If the partial withdrawal is made during the waiting period, the excess withdrawal processing are applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for partial withdrawals for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:
- The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 65, and:

  (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to 6% of purchase payments.

  (b) At any other time -- the RALP is established equal to the ALP.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments, multiplied by 6%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- When you make additional purchase payments -- each additional purchase payment increases the RALP by 6% of the amount of the purchase payment.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make any partial withdrawal -- the RALP equals the RALP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and the amount available for future partial withdrawals for the remainder of the

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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  147
  contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP, and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP, and RALP, and may extend the payment period or increase the allowable payment.

The annual step up is subject to the following rules:

- The annual step up is available when the RBA or, if established, the ALP, would increase on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.

- If the application of the step up does not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP and RALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP or RALP do not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made in the current contract year, but never less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

- The RALP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

  (b) At any other time, the RALP will be reset as the increased ALP less all prior withdrawals made in the current contract year, but never less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT: If a surviving spouse elects to continue the contract, the Guarantor Withdrawal Benefit for Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled; the covered person will be re-determined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

- The GBA, RBA, and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 65 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.


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- If the ALP has not yet been established but the new covered person is age 65 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior partial withdrawals made in the current contract year, but will never be less than zero.

- If the ALP has been established but the new covered person has not yet reached age 65 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to equal the ALP.

- If the ALP has been established and the new covered person is age 65 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

SPOUSAL CONTINUATION STEP UP: If a surviving spouse elects to continue the contract, another elective step up option becomes available. To exercise the step up, the spouse or the spouse's investment professional must submit a request within 30 days of the date of continuation. The step up date is the date we receive the spouse's request to step up. If the request is received after the close of business, the step up date will be the next valuation day. The GBA, RBA, GBP, RBP, ALP and RALP will be reset in the same fashion as the annual step up.

The spousal continuation step up is subject to the following rules:

- If the spousal continuation step up option is exercised and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the step up date.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue our administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero for any reason other than full withdrawal of the contract. In this scenario, you can choose to:

  (a) receive the remaining schedule of GBPs until the RBA equals zero; or

  (b) wait until the rider anniversary on/following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

  (a) the remaining schedule of GBPs until the RBA equals zero; or

  (b) the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero. We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a partial withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the covered person.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;


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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  149

- Any attached death benefit riders will terminate; and

- The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The Guarantor Withdrawal Benefit for Life rider and the contract will terminate under either of the following two scenarios:

- If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may elect to take the death benefit as a lump sum under the terms of the contract (see "Benefits in Case of Death") or the annuity payout option (see "Guaranteed Withdrawal Benefit Annuity Payout Option" heading below).

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE: If the contract changes ownership (see "Changing Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.

- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 65. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

- If the ALP has not yet been established but the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set equal to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Guarantor Withdrawal Benefit for Life(R) rider.


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 150  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under
Section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed under the mortality table we then use to determine current life annuity purchase rates under the contract to which this rider is attached.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option.

Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION
The Guarantor Withdrawal Benefit for Life rider cannot be terminated either by you or us except as follows:

1. Annuity payouts under an annuity payout plan will terminate the rider.

2. Termination of the contract for any reason will terminate the rider.

EXAMPLES OF THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE

EXAMPLE #1: COVERED PERSON HAS NOT REACHED AGE 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000.

- You are the sole owner and also the annuitant. You are age 60.

- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP


At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A

0.5                 0         7,000           92,000        100,000       93,000      7,000          0         N/A         N/A

1                   0             0           91,000        100,000       93,000      7,000      7,000         N/A         N/A

1.5                 0         7,000           83,000        100,000       86,000      7,000          0         N/A         N/A

2                   0             0           81,000        100,000       86,000      7,000      7,000         N/A         N/A

5                   0             0           75,000        100,000       86,000      7,000      7,000       5,160(1)    5,160(1)

5.5                 0         5,160           70,000        100,000       80,840      7,000      1,840       5,160           0

6                   0             0           69,000        100,000       80,840      7,000      7,000       5,160       5,160

6.5                 0         7,000           62,000        100,000       73,840      7,000          0       3,720(2)        0

7                   0             0           70,000        100,000       73,840      7,000      7,000       4,200       4,200

7.5                 0        10,000           51,000         51,000(3)    51,000(3)   3,570          0       3,060(3)        0

8                   0             0           55,000         55,000       55,000      3,850      3,850       3,300       3,300


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 65.
(2) The $7,000 withdrawal is greater than the $5,160 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(3) The $10,000 withdrawal is greater than both the $7,000 RBP allowed under the basic withdrawal benefit and the $4,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


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

EXAMPLE #2: COVERED PERSON HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000.

- You are the sole owner and also the annuitant. You are age 65.

- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $6,000      $6,000

1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    6,300       6,000(1)

2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,600       6,000(1)

3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,600       6,600(2)

3.5                 0         6,600          110,000        110,000      103,400      7,700      1,100       6,600           0

4                   0             0          115,000        115,000      115,000      8,050      8,050       6,900       6,900

4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,900(3)        0

5                   0             0          120,000        120,000      120,000      8,400      8,400       7,200       7,200

5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       7,200(4)        0

6                   0             0          125,000        125,000      125,000      8,750      8,750       7,500       7,500


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


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

APPENDIX J: GUARANTOR WITHDRAWAL BENEFIT RIDER

GUARANTOR(R) WITHDRAWAL BENEFIT RIDER
We have offered two versions of the Guarantor Withdrawal Benefit that have been referred to in previous disclosure as Rider A and Rider B. The description of the Guarantor Withdrawal Benefit in this section applies to both Rider A and Rider B, unless noted otherwise. Rider B is no longer available for purchase.

The Guarantor(R) Withdrawal Benefit is an optional benefit that was offered for an additional annual charge if (1):

RIDER A
- you purchase(d) your contract on or after April 30, 2005 in those states where the SecureSource rider and/or the Guarantor Withdrawal Benefit for Life rider are/were not available;

- you and the annuitant were 79 or younger on the date the contract was issued.

RIDER B (NO LONGER AVAILABLE FOR PURCHASE)
- you purchased your contract prior to April 29, 2005;

- the rider was available in your state; and

- you and the annuitant were 79 or younger on the date the contract was issued.

(1) The Guarantor Withdrawal Benefit is not available under an inherited qualified annuity.

You must elect the Guarantor Withdrawal Benefit rider when you purchase your contract (original rider). The original rider you receive at contract issue offers an elective annual step-up and any withdrawal after a step up during the first three years is considered an excess withdrawal, as described below. The rider effective date of the original rider is the contract issue date.

We will offer you the option of replacing the original rider with a new Guarantor Withdrawal Benefit (enhanced rider), if available in your state. The enhanced rider offers an automatic annual step-up and a withdrawal after a step up during the first three years is not necessarily an excess withdrawal, as described below. The effective date of the enhanced rider will be the contract issue date except for the automatic step-up which will apply to contract anniversaries that occur after you accept the enhanced rider. The descriptions below apply to both the original and enhanced riders unless otherwise noted.

The Guarantor Withdrawal Benefit initially provides a guaranteed minimum withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the allowed amount. As long as your withdrawals in each contract year do not exceed the allowed amount, you will not be assessed a surrender charge. Under the original rider, the allowed amount is the Guaranteed Benefit Payment (GBP -- the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third contract anniversary, as described below). Under the enhanced rider, the allowed amount is equal to 7% of purchase payments for the first three years, and the GBP in all other years.

If you withdraw an amount greater than the allowed amount in a contract year, we call this an "excess withdrawal" under the rider. If you make an excess withdrawal under the rider:

- surrender charges, if applicable, will apply only to the amount of the withdrawal that exceeds the allowed amount;

- the guaranteed benefit amount will be adjusted as described below; and

- the remaining benefit amount will be adjusted as described below.

For a partial withdrawal that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge (see "Charges -- Surrender Charge"). Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts
(GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Surrenders").

Once elected, the Guarantor Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuitization start date. If you select the Guarantor Withdrawal Benefit rider, you may not select an Income Assurer Benefit rider or the Accumulation Protector Benefit rider. If you exercise the annual step up election (see "Elective Step Up" and "Annual Step Up" below), the special spousal continuation step up election (see "Spousal Continuation and Special Spousal Continuation Step Up" below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").


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You should consider whether the Guarantor Withdrawal Benefit is appropriate for you because:


- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must participate in the Portfolio Navigator program if you purchase a contract on or after May 1, 2006 with this rider (see "Making the Most of Your Contract -- Portfolio Navigator Program"). If you selected this Guarantor Withdrawal Benefit rider before May 1, 2006, you must participate in the asset allocation program (see "Appendix
  H: Asset Allocation Program for Contracts Purchased Before May 1, 2006"), however, you may elect to participate in the Portfolio Navigator program after May 1, 2006. The Portfolio Navigator program and the asset allocation program limit your choice of subaccounts, one-year fixed account and GPAs (if available) to PN program investment options or those that are in the model portfolio or investment option you have selected. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. You may allocate purchase payments to the DCA fixed account, when available, and we will make monthly transfers into the model portfolio or investment option you have chosen.


- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".

- INTERACTION WITH THE TOTAL FREE AMOUNT (FA) CONTRACT PROVISION: The FA is the amount you are allowed to withdraw in each contract year without incurring a withdrawal charge (see "Charges -- Surrender Charge"). The FA may be greater than GBP under this rider. Any amount you withdraw under the contract's FA provision that exceeds the GBP is subject to the excess withdrawal processing for the GBA and RBA described below.

- RIDER A -- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the Guarantor Withdrawal Benefit rider, you may not elect the Accumulation Protector Benefit rider.

- NON-CANCELABLE: Once elected, the Guarantor Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or after the annuitization start date.

You should consult your tax advisor if you have any questions about the use of this rider in your tax situation:

- TAX CONSIDERATIONS FOR NON-QUALIFIED ANNUITIES: Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income;

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD. If you make a withdrawal in any contract year to satisfy an RMD, this may constitute an excess withdrawal, as defined below, and the excess withdrawal processing described below will apply. Under the terms of the enhanced rider, we allow you to satisfy the RMD based on the life expectancy RMD for your contract and the requirements of the Code and regulations in effect when you purchase your contract, without the withdrawal being treated as an excess withdrawal. It is our current administrative practice to make the same accommodation under the original rider, however, we reserve the right to discontinue our administrative practice and will give you 30 days' written notice of any such change.

  For owners subject to RMD rules under Section 401(a)(9), our current administrative practice under both the original and the enhanced riders is to allow amounts you withdraw to satisfy these rules without applying excess withdrawal processing under terms of the rider, subject to the following rules:

  (1) If your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the RBP from the beginning of the current contract year, an Additional Benefit Amount (ABA) will be set equal to that portion of your ALERMDA that exceeds the RBP.

  (2) Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

  (3) Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce any ABA. These withdrawals will not be considered excess withdrawals as long as they do not exceed the remaining ABA.

  (4) Once the ABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals and will initiate the excess withdrawal processing described in the Guarantor Withdrawal Benefit rider.

  The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:

  (1) determined by us each calendar year;

  (2) based solely on the value of the contract to which the Guarantor Withdrawal Benefit rider is attached as of the date we make the determination; and


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  (3) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, on the effective date of this prospectus to:

       1. an individual retirement annuity (Section 408(b));

       2. a Roth individual retirement account (Section 408A);

       3. a Simplified Employee Pension plan (Section 408(k));

       4. a tax-sheltered annuity rollover (Section 403(b)).

  We reserve the right to modify our administrative practice described above and will give you 30 days' written notice of any such change.

  In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor Withdrawal Benefit rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your RBP amount and may result in the reduction of your GBA and RBA as described under the excess withdrawal provision of the rider.

  Please note that RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

  In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions"). You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE RBP, THE ELECTIVE STEP UP, THE ANNUAL STEP UP, THE SPECIAL SPOUSAL CONTINUATION STEP UP AND THE GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION.

GUARANTEED BENEFIT AMOUNT
The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, adjusted for subsequent purchase payments, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES:
- At contract issue -- the GBA is equal to the initial purchase payment;

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment. The total GBA when an additional purchase payment is added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional purchase payment;

- At step up -- (see "Elective Step Up" and "Annual Step Up" headings below).

- When you make a partial withdrawal:

  (a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the GBA remains unchanged. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups;

  (b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups:

  (c) under the original rider in a contract year after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups:

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:


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

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT
The remaining benefit amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES:
- At contract issue -- the RBA is equal to the initial purchase payment;

- When you make additional purchase payments -- each additional purchase payment has its own RBA equal to the amount of the purchase payment. The total RBA when an additional purchase payment is added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;

- At step up -- (see "Elective Step Up" and "Annual Step Up" headings below).

- When you make a partial withdrawal:

  (a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;

  (b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;

  (c) under the original rider after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;

RBA EXCESS WITHDRAWAL PROCESSING
The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:

The withdrawal amount up to the remaining benefit payment (defined below) is taken out of each RBA bucket in proportion to its remaining benefit payment at the time of the withdrawal; and the withdrawal amount above the remaining benefit payment and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT
Under the original rider, the GBP is the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third anniversary.

Under the enhanced rider, the GBP is the withdrawal amount that you are entitled to take each contract year after the third anniversary until the RBA is depleted.

RIDER A: Under the original rider, the GBP is equal to 7% of the GBA. Under the enhanced rider, the GBP is the lesser of (a) 7% of the GBA, or (b) the RBA. Under both the original and enhanced riders, if you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

RIDER B: Under both the original and enhanced riders, the GBP is the lesser of
(a) 7% of the GBA; or (b) the RBA. If you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

REMAINING BENEFIT PAYMENT
Under the original rider, at the beginning of each contract year, the remaining benefit payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA.

Under the enhanced rider, at the beginning of each contract year, during the first three years and prior to any withdrawal, the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%. At the beginning of any other contract year, each individual RBP is set equal to each individual GBP.


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Each additional purchase payment has its own RBP established equal to that payment's GBP. The total RBP is equal to the sum of the individual RBPs.

Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.

ELECTIVE STEP UP (UNDER THE ORIGINAL RIDER ONLY)
You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. An annual elective step up option is available for 30 days after the contract anniversary. The elective step up option allows you to step up the remaining benefit amount and guaranteed benefit amount to the contract value on the valuation date we receive your written request to step up.

The elective step up is subject to the following rules:

- if you do not take any withdrawals during the first three years, you may step up annually beginning with the first contract anniversary;

- if you take any withdrawals during the first three years, the annual elective step up will not be available until the third contract anniversary;

- if you step up but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal processing discussed under the "Guaranteed Benefit Amount" and "Remaining Benefit Amount" headings above; and

- you may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.

RIDER A: You may only step up if your contract value on the valuation date we receive your written request to step up is greater than the RBA. The elective step up will be determined as follows:

- The effective date of the elective step up is the valuation date we receive your written request to step up.

- The RBA will be increased to an amount equal to the contract value on the valuation date we receive your written request to step up.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract value on the valuation date we receive your written request to step up.

- The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the elective step up; or (b) 7% of the GBA after the elective step up.

- The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up less any withdrawals made during that contract year.

RIDER B: You may only step up if your contract anniversary value is greater than the RBA. The elective step up will be determined as follows:

- The effective date of the elective step up is the contract anniversary.

- The RBA will be increased to an amount equal to the contract anniversary value.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract anniversary value.

- The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the elective step up; or (b) 7% of the GBA after the elective step up.

- The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up.

ANNUAL STEP UP (UNDER THE ENHANCED RIDER ONLY)
Beginning with the first contract anniversary after you accept the enhanced rider, an increase of the RBA, the GBA, the GBP and the RBP may be available. A step up does not create contract value, guarantee performance of any investment options, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP and RBP, and may extend the payment period or increase allowable payment.

The annual step up is subject to the following rules:

- The annual step up is available when the RBA would increase on the step up date. The applicable step up date depends on whether the annual step up is applied on an automatic or elective basis.

- If the application of the step does not increase the rider charge, the annual step up will be automatically applied to your contract and the step up date is the contract anniversary date.


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

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the first three years, any previously applied step ups will be reversed and the annual step up will not be available until the third contract anniversary;

- You may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

The annual step up will be determined as follows:

- The RBA will be increased to an amount equal to the contract value on the step up date.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the annual step up; or (b) the contract value on the step up date.

- The GBP will be calculated as described earlier, but based on the increased GBA and RBA.

- The RBP will be reset as follows:

  (a) Prior to any withdrawals during the first three years, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made during the current contract year, but never less than zero.

SPOUSAL CONTINUATION AND SPECIAL SPOUSAL CONTINUATION STEP UP
If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation step up is in addition to the elective step up or the annual step up. When a spouse elects to continue the contract, any rider feature processing particular to the first three years of the contract as described in this prospectus no longer applies. The GBA, RBA and GBP values remain unchanged. The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

RIDER A: A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse's election to continue the contract. This step up may be made even if withdrawals have been taken under the contract during the first three years. Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse's written request to step up; the GBA will be reset to the greater of the GBA or the contract value on the same valuation date. If a spousal continuation step up is elected and we have increased the charge for the rider for new contract owners, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue our administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

RIDER B: A spousal continuation step up occurs automatically when the spouse elects to continue the contract. The rider charge will not change upon this automatic step up. Under this step up, the RBA will be reset to the greater of the RBA on the valuation date we receive the spouse's written request to continue the contract and the death benefit that would otherwise have been paid; the GBA will be reset to the greater of the GBA on the valuation date we receive the spouse's written request to continue the contract and the death benefit that would otherwise have been paid.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION
Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Guarantor Withdrawal Benefit.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that

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

time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

IF CONTRACT VALUE REDUCES TO ZERO
If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:

- you will be paid according to the annuity payout option described above;

- we will no longer accept additional purchase payments;

- you will no longer be charged for the rider;

- any attached death benefit riders will terminate; and

- the death benefit becomes the remaining payments under the annuity payout option described above.

If the contract value falls to zero and the RBA is depleted, the Guarantor(R) Withdrawal Benefit rider and the contract will terminate.

EXAMPLE OF THE GUARANTOR WITHDRAWAL BENEFIT (APPLIES TO RIDER A AND RIDER B)
ASSUMPTION:
- You purchase the contract with a payment of $100,000.

  The Guaranteed Benefit Amount (GBA) equals your purchase payment:       $100,000
  The Guaranteed Benefit Payment (GBP) equals 7% of your GBA:
     0.07 x $100,000 =                                                    $  7,000
  The Remaining Benefit Amount (RBA) equals your purchase payment:        $100,000
  On the first contract anniversary the contract value grows to
  $110,000. You decide to step up your benefit.
  The RBA equals 100% of your contract value:                             $110,000
  The GBA equals 100% of your contract value:                             $110,000
  The GBP equals 7% of your stepped-up GBA:
     0.07 x $110,000 =                                                    $  7,700
  During the fourth contract year you decide to take a partial withdrawal of $7,700.
  You took a partial withdrawal equal to your GBP, so your RBA equals the prior RBA less the amount of the partial withdrawal:
     $110,000 - $7,700 =                                                  $102,300
  The GBA equals the GBA immediately prior to the partial withdrawal:     $110,000
  The GBP equals 7% of your GBA:
     0.07 x $110,000 =                                                    $  7,700
  On the fourth contract anniversary you make an additional purchase payment of $50,000.
  The new RBA for the contract is equal to your prior RBA plus 100% of the additional purchase payment:
     $102,300 + $50,000 =                                                 $152,300
  The new GBA for the contract is equal to your prior GBA plus 100% of the additional purchase payment:
     $110,000 + $50,000 =                                                 $160,000
  The new GBP for the contract is equal to your prior GBP plus 7% of the additional purchase payment:
     $7,700 + $3,500 =                                                    $ 11,200


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

  On the fifth contract anniversary your contract value grows to
  $200,000. You decide to step up your benefit.
  The RBA equals 100% of your contract value:                             $200,000
  The GBA equals 100% of your contract value:                             $200,000
  The GBP equals 7% of your stepped-up GBA:
     0.07 x $200,000 =                                                    $ 14,000
  During the seventh contract year your contract value grows to
  $230,000. You decide to take a partial withdrawal of $20,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:
     (1) your contract value immediately following the partial
          withdrawal;
         $230,000 - $20,000 =                                             $210,000
         OR
     (2) your prior RBA less the amount of the partial withdrawal.
         $200,000 - $20,000 =                                             $180,000
  Reset RBA = lesser of (1) or (2) =                                      $180,000
  The GBA gets reset to the lesser of:
     (1) your prior GBA                                                   $200,000
         OR
     (2) your contract value immediately following the partial
          withdrawal;
         $230,000 - $20,000 =                                             $210,000
  Reset GBA = lesser of (1) or (2) =                                      $200,000
  The Reset GBP is equal to 7% of your Reset GBA:
         0.07 x $200,000 =                                                $ 14,000
  During the eighth contract year your contract value falls to
  $175,000. You decide to take a partial withdrawal of $25,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:
     (1) your contract value immediately following the partial
          withdrawal;
         $175,000 - $25,000 =                                             $150,000
         OR
     (2) your prior RBA less the amount of the partial withdrawal.
         $180,000 - $25,000 =                                             $155,000
  Reset RBA = lesser of (1) or (2) =                                      $150,000
  The GBA gets reset to the lesser of:
     (1) your prior GBA;                                                  $200,000
         OR
     (2) your contract value immediately following the partial
          withdrawal;
         $175,000 - $25,000 =                                             $150,000
  Reset GBA = lesser of (1) or (2) =                                      $150,000
  The Reset GBP is equal to 7% of your Reset GBA:
         0.07 x $150,000 =                                                $ 10,500




--------------------------------------------------------------------------------
 160  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX K : EXAMPLE -- INCOME ASSURER BENEFIT RIDERS

INCOME ASSURER BENEFIT RIDERS
The following three optional Income Assurer Benefit riders were available under your contract if you purchased your contract prior to May 1, 2007. These riders are no longer available for purchase.

- Income Assurer Benefit - MAV;

- Income Assurer Benefit - 5% Accumulation Benefit Base; or

- Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base.

The Income Assurer Benefit riders are intended to provide you with a guaranteed minimum income regardless of the volatility inherent in the investments in the subaccounts. The riders benchmark the contract growth at each anniversary against several comparison values and set the guaranteed income benefit base (described below) equal to the largest value. The guaranteed income benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the rider. If the guaranteed income benefit base is greater than the contract value, the guaranteed income benefit base may provide a higher annuity payout level than is otherwise available. However, the riders use guaranteed annuity purchase rates which may result in annuity payouts that are less than those using the annuity purchase rates that we may apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the riders may be less than the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the riders, you will receive the higher standard payout option. The guaranteed income benefit base does not create contract value or guarantee the performance of any investment option.

The general information in this section applies to each Income Assurer Benefit rider.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE INCOME ASSURER BENEFIT RIDERS IN THE SECTIONS BELOW:

GUARANTEED INCOME BENEFIT BASE: The guaranteed income benefit base is the value that will be used to determine minimum annuity payouts when the rider is exercised. It is an amount we calculate, depending on the Income Assurer Benefit rider you choose, that establishes a benefit floor. When the benefit floor amount is greater than the contract value, there may be a higher annuitization payout than if you annuitized your contract without the Income Assurer Benefit. Your annuitization payout will never be less than that provided by your contract value.

EXCLUDED INVESTMENT OPTIONS: These investment options are listed in your contract under contract data and will include the RiverSource Variable
Portfolio - Cash Management Fund and, if available under your contract, the GPAs and/or the one-year fixed account. Excluded investment options are not used in the calculation of this riders' variable account floor for the Income Assurer Benefit(R) - 5% Accumulation Benefit Base and the Income Assurer
Benefit - Greater of MAV or 5% Accumulation Benefit Base.

EXCLUDED PAYMENTS: These are purchase payments paid in the last five years before exercise of the benefit which we reserve the right to exclude from the calculation of the guaranteed income benefit base.

PROPORTIONATE ADJUSTMENTS FOR PARTIAL WITHDRAWALS: These are calculated as the product of (a) times (b) where:

  (a) is the ratio of the amount of the partial withdrawal (including any surrender charges or MVA) to the contract value on the date of (but prior
      to) the partial withdrawal; and

  (b) is the benefit on the date of (but prior to) the partial withdrawal.

PROTECTED INVESTMENT OPTIONS: All investment options available under this contract that are not defined as Excluded Investment options under contract data are known as protected investment options for purposes of this rider and are used in the calculation of the variable account floor for the Income Assurer Benefit - 5% Accumulation Benefit Base and the Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base.

WAITING PERIOD: This rider can only be exercised after the expiration of a 10-year waiting period. We reserve the right to restart the waiting period if you elect to change your model portfolio to one that causes the rider charge to increase.


THE FOLLOWING ARE GENERAL PROVISIONS THAT APPLY TO EACH INCOME ASSURER BENEFIT:

EXERCISING THE RIDER
Rider exercise conditions are:

- you may only exercise the Income Assurer Benefit rider within 30 days after any contract anniversary following the expiration of the waiting period;

- the annuitant on the annuitization start date must be between 50 to 86 years old; and


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  161

- you can only take an annuity payment in one of the following annuity payout plans:

  Plan A -- Life Annuity - No Refund;

  Plan B -- Life Annuity with Ten or Twenty Years Certain;

  Plan D -- Joint and Last Survivor Life Annuity - No Refund;
            Joint and Last Survivor Life Annuity with Twenty Years Certain; or

  Plan E -- Twenty Years Certain.

After the expiration of the waiting period, the Income Assurer Benefit rider guarantees a minimum amount of fixed annuity lifetime income during annuitization or the option of variable annuity payouts with a guaranteed minimum initial payout or a combination of the two options.

If your contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time, the contract and all its riders, including this rider, will terminate without value and no benefits will be paid on account of such termination. EXCEPTION: if you are still living, and the annuitant is between 50 and 86 years old, an amount equal to the guaranteed income benefit base will be paid to you under the annuity payout plan and frequency that you select, based upon the fixed or variable annuity payouts described above. The guaranteed income benefit base will be calculated and annuitization will occur at the following times.

- If the contract value falls to zero during the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur on the valuation date after the expiration of the waiting period, or when the annuitant attains age 50 if later.

- If the contract value falls to zero after the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur immediately, or when the annuitant attains age 50 if later.

Fixed annuity payouts under this rider will occur at the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate for contracts purchased on or after May 1, 2006 and if available in your state.(1) These are the same rates used in Table B of the contract (see "The Annuity Payout Period -- Annuity Tables"). Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your variable annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

Pt-1 (1 + I)
------------  = Pt
    1.05



Pt-1  = prior annuity payout
Pt    = current annuity payout
i     = annualized subaccount performance


Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your variable annuity payout will be unchanged from the previous variable annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous variable annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous variable annuity payout.

(1) For all other contracts, the guaranteed annuity purchase rates are based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate.

TERMINATING THE RIDER
Rider termination conditions are:

- you may terminate the rider within 30 days following the first anniversary after the effective date of the rider;

- you may terminate the rider any time after the expiration of the waiting period;

- the rider will terminate on the date you make a full surrender from the contract, on the annuitization start date, or on the date that a death benefit is payable; and

- the rider will terminate* 30 days following the contract anniversary after the annuitant's 86th birthday.

- when a beneficiary elects an alternative payment plan which is an inherited IRA, the rider will terminate.

*The rider and annual fee terminate 30 days following the contract anniversary after the annuitant's 86th birthday, however, if you exercise the Income Assurer Benefit rider before this time, your benefits will continue according to the annuity payout plan you have selected.


--------------------------------------------------------------------------------
 162  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

YOU MAY SELECT ONE OF THE INCOME ASSURER BENEFIT RIDERS DESCRIBED BELOW:
INCOME ASSURER BENEFIT - MAV
The guaranteed income benefit base for the Income Assurer Benefit - MAV is the greater of these three values:

1. contract value; or

2. the total purchase payments made to the contract minus proportionate adjustments for partial surrenders; or

3. the maximum anniversary value.

MAXIMUM ANNIVERSARY VALUE (MAV) -- is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

  (a) current contract value; or

  (b) total payments made to the contract minus proportionate adjustments for partial surrenders.

Thereafter, we increase the MAV by any additional purchase payments and reduce the MAV by proportionate adjustments for partial withdrawals. Every contract anniversary after that prior to the earlier of your or the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:
1. contract value less the market value adjusted excluded payments; or

2. total purchase payments less excluded payments, less proportionate adjustments for partial surrenders; or

3. the MAV, less market value adjusted excluded payments.

MARKET VALUE ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded purchase payment multiplied by the ratio of the current contract value over the estimated contract value on the anniversary prior to such purchase payment. The estimated contract value at such anniversary is calculated by assuming that payments, any credits, and partial surrenders occurring in a contract year take place at the beginning of the year for that anniversary and every year after that to the current contract year.

INCOME ASSURER BENEFIT - 5% ACCUMULATION BENEFIT BASE
The guaranteed income benefit base for the Income Assurer Benefit - 5% Accumulation Benefit Base is the greater of these three values:

1. contract value; or

2. the total purchase payments made to the contract minus proportionate adjustments for partial surrenders; or

3. the 5% variable account floor.

5% VARIABLE ACCOUNT FLOOR -- is equal to the contract value in the excluded investment options plus the variable account floor. The Income Assurer Benefit(R) 5% variable account floor is calculated differently and is not the same value as the death benefit 5% variable account floor.

The variable account floor is zero from the effective date of this rider and until the first contract anniversary after the effective date of this rider. On the first contract anniversary after the effective date of this rider the variable account floor is:

- the total purchase payments made to the protected investment options minus adjusted partial withdrawals and transfers from the protected investment options; plus

- an amount equal to 5% of your initial purchase payment allocated to the protected investment options.

On any day after the first contract anniversary following the effective date of this rider, when you allocate additional purchase payments to or withdraw or transfer amounts from the protected investment options, we adjust the variable account floor by adding the additional purchase payment and subtracting adjusted surrenders and adjusted transfers. On each subsequent contract anniversary after the first anniversary of the effective date of this rider, prior to the earlier of your or the annuitant's 81st birthday, we increase the variable account floor by adding the amount ("roll-up amount") equal to 5% of the prior contract anniversary's variable account floor.

The amount of purchase payment withdrawn from or transferred between the excluded investment options and the protected investment options is calculated as (a) times (b) where:

  (a) is the amount of purchase payment in the investment options being withdrawn or transferred on the date of but prior to the current surrender or transfer; and

  (b) is the ratio of the amount of the transfer or surrender to the value in the investment options being withdrawn or transferred on the date of (but prior to) the current surrender or transfer.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  163

The roll-up amount prior to the first anniversary is zero. Also, the roll-up amount on every anniversary after the earlier of your or the annuitant's 81st birthday is zero.

Adjusted surrenders and adjusted transfers for the variable account floor are equal to the amount of the surrender or transfer from the protected investment options as long as the sum of the surrenders and transfers from the protected investment options in a contract year do not exceed the roll-up amount from the prior contract anniversary.

If the current surrender or transfer from the protected investment options plus the sum of all prior surrenders and transfers made from the protected investment options in the current policy year exceeds the roll-up amount from the prior contract anniversary we will calculate the adjusted withdrawal or adjusted transfer for the variable account floor as the result of (a) plus [(b) times
(c)] where:

  (a) is the roll-up amount from the prior contract anniversary less the sum of any surrenders and transfers made from the protected investment options in the current policy year but prior to the current surrender or transfer. However, (a) can not be less than zero; and

  (b) is the variable account floor on the date of (but prior to) the current surrender or transfer from the protected investment options less the value from (a); and

  (c) is the ratio of [the amount of the current surrender (including any surrender charges or MVA) or transfer from the protected investment options less the value from (a)] to [the total in the protected investment options on the date of (but prior to) the current surrender or transfer from the protected investment options less the value from (a)].

IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:
       1. contract value less the market value adjusted excluded payments (described above); or

       2. total purchase payments less excluded payments, less proportionate adjustments for partial surrenders; or

       3. the 5% variable account floor, less 5% adjusted excluded payments.

5% ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded payment and any credit accumulated at 5% for the number of full contract years they have been in the contract.

INCOME ASSURER BENEFIT - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE
The guaranteed income benefit base for the Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base is the greater of these four values:

       1. the contract value;

       2. the total purchase payments made to the contract minus proportionate adjustments for partial surrenders;

       3. the MAV (described above); or

       4. the 5% variable account floor (described above).

IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF:
       1. contract value less the market value adjusted excluded payments (described above);

       2. total purchase payments, less excluded payments, less proportionate adjustments for partial withdrawals;

       3. the MAV, less market value adjusted excluded payments (described above); or

       4. the 5% Variable Account Floor, less 5% adjusted excluded payments (described above).

EXAMPLES OF THE INCOME ASSURER BENEFIT RIDERS
The purpose of these examples is to illustrate the operation of the Income Assurer Benefit Riders. The examples compare payouts available under the contract's standard annuity payout provisions with annuity payouts available under the riders based on the same set of assumptions. THE CONTRACT VALUES SHOWN ARE HYPOTHETICAL AND DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts (referred to in the riders as "protected investment options") and the fees and charges that apply to your contract.

For each of the riders, we provide two annuity payout plan comparisons based on the hypothetical contract values we have assumed. The first comparison assumes that you select annuity payout Plan B, Life Annuity with 10 Years Certain. The second comparison assumes that you select annuity payout Plan D, Joint and Last Survivor Annuity - No Refund.


--------------------------------------------------------------------------------
 164  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

Remember that the riders require you to choose a PN program model portfolio or investment option. The riders are intended to offer protection against market volatility in the subaccounts (protected investment options). Some PN program model portfolios or investment options include protected investment options and excluded investment options (RiverSource Variable Portfolio - Cash Management Fund, and if available under the contract, GPAs and the one-year fixed account). Excluded investment options are not included in calculating the 5% variable account floor under the Income Assurer Benefit - 5% Accumulation Benefit Base rider and the Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base rider. Because the examples which follow are based on hypothetical contract values, they do not factor in differences in PN program model portfolios or investment options.


ASSUMPTIONS:
- You purchase the contract during the 2006 calendar year with a payment of $100,000; and

- you invest all contract value in the subaccounts (protected investment options); and


- you make no additional purchase payments, partial surrenders or changes in PN program model portfolio or investment option; and


- the annuitant is male and age 55 at contract issue; and

- the joint annuitant is female and age 55 at contract issue.

EXAMPLE -- INCOME ASSURER BENEFIT - MAV

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                ASSUMED                            MAXIMUM         GUARANTEED
  CONTRACT     CONTRACT        PURCHASE          ANNIVERSARY     INCOME BENEFIT
ANNIVERSARY      VALUE         PAYMENTS        VALUE (MAV)(1)     BASE - MAV(2)
-------------------------------------------------------------------------------
      1        $108,000        $100,000           $108,000          $108,000
      2         125,000            none            125,000           125,000
      3         132,000            none            132,000           132,000
      4         150,000            none            150,000           150,000
      5          85,000            none            150,000           150,000
      6         121,000            none            150,000           150,000
      7         139,000            none            150,000           150,000
      8         153,000            none            153,000           153,000
      9         140,000            none            153,000           153,000
     10         174,000            none            174,000           174,000
     11         141,000            none            174,000           174,000
     12         148,000            none            174,000           174,000
     13         208,000            none            208,000           208,000
     14         198,000            none            208,000           208,000
     15         203,000            none            208,000           208,000
-------------------------------------------------------------------------------


(1) The MAV is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - MAV is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - MAV does not create contract value or guarantee the performance of any investment option.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  165

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                     STANDARD PROVISIONS                                  IAB - MAV PROVISIONS
               -------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)            OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED         PLAN B - LIFE WITH      PLAN B - LIFE WITH       IAB - MAV       PLAN B - LIFE WITH
AT EXERCISE    CONTRACT VALUE     10 YEARS CERTAIN(2)     10 YEARS CERTAIN(2)     BENEFIT BASE     10 YEARS CERTAIN(2)
----------------------------------------------------------------------------------------------------------------------
     10           $174,000             $  772.56               $  774.30            $174,000            $  772.56
     11            141,000                641.55                  642.96             174,000               791.70
     12            148,000                691.16                  692.64             174,000               812.58
     13            208,000                996.32                  998.40             208,000               996.32
     14            198,000                974.16                  976.14             208,000             1,023.36
     15            203,000              1,025.15                1,027.18             208,000             1,050.40
----------------------------------------------------------------------------------------------------------------------
                    IAB - MAV
                    PROVISIONS
               -------------------
  CONTRACT         OLD TABLE(1)
ANNIVERSARY     PLAN B - LIFE WITH
AT EXERCISE    10 YEARS CERTAIN(2)
----------------------------------
     10             $  774.30
     11                793.44
     12                814.32
     13                998.40
     14              1,025.44
     15              1,052.48
----------------------------------


(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                      STANDARD PROVISIONS                                   IAB - MAV PROVISIONS
               ---------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)             OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED           PLAN D - LAST            PLAN D - LAST          IAB - MAV         PLAN D - LAST
AT EXERCISE    CONTRACT VALUE    SURVIVOR NO REFUND(2)    SURVIVOR NO REFUND(2)    BENEFIT BASE    SURVIVOR NO REFUND(2)
------------------------------------------------------------------------------------------------------------------------
     10           $174,000              $629.88                  $622.92             $174,000             $629.88
     11            141,000               521.70                   516.06              174,000              643.80
     12            148,000               559.44                   553.52              174,000              657.72
     13            208,000               807.04                   796.64              208,000              807.04
     14            198,000               786.06                   778.14              208,000              825.76
     15            203,000               826.21                   818.09              208,000              846.56
------------------------------------------------------------------------------------------------------------------------
                IAB - MAV PROVISIONS
               ---------------------
  CONTRACT          OLD TABLE(1)
ANNIVERSARY        PLAN D - LAST
AT EXERCISE    SURVIVOR NO REFUND(2)
------------------------------------
     10               $622.92
     11                636.84
     12                650.76
     13                796.64
     14                817.44
     15                838.24
------------------------------------


(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


--------------------------------------------------------------------------------
 166  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE -- INCOME ASSURER BENEFIT - 5% ACCUMULATION BENEFIT BASE

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                                                                      GUARANTEED
                                                                        INCOME
                ASSUMED                                             BENEFIT BASE -
  CONTRACT     CONTRACT        PURCHASE        5% ACCUMULATION     5% ACCUMULATION
ANNIVERSARY      VALUE         PAYMENTS        BENEFIT BASE(1)     BENEFIT BASE(2)
----------------------------------------------------------------------------------
      1        $108,000        $100,000            $105,000            $108,000
      2         125,000            none             110,250             125,000
      3         132,000            none             115,763             132,000
      4         150,000            none             121,551             150,000
      5          85,000            none             127,628             127,628
      6         121,000            none             134,010             134,010
      7         139,000            none             140,710             140,710
      8         153,000            none             147,746             153,000
      9         140,000            none             155,133             155,133
     10         174,000            none             162,889             174,000
     11         141,000            none             171,034             171,034
     12         148,000            none             179,586             179,586
     13         208,000            none             188,565             208,000
     14         198,000            none             197,993             198,000
     15         203,000            none             207,893             207,893
----------------------------------------------------------------------------------


(1) The 5% Accumulation Benefit Base value is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                     STANDARD PROVISIONS                                 IAB - 5% RF PROVISIONS
               -------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)            OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED         PLAN B - LIFE WITH      PLAN B - LIFE WITH      IAB - 5% RF      PLAN B - LIFE WITH
AT EXERCISE    CONTRACT VALUE     10 YEARS CERTAIN(2)     10 YEARS CERTAIN(2)     BENEFIT BASE     10 YEARS CERTAIN(2)
----------------------------------------------------------------------------------------------------------------------
     10           $174,000             $  772.56               $  774.30            $174,000            $  772.56
     11            141,000                641.55                  642.96             171,034               778.20
     12            148,000                691.16                  692.64             179,586               838.66
     13            208,000                996.32                  998.40             208,000               996.32
     14            198,000                974.16                  976.14             198,000               974.16
     15            203,000              1,025.15                1,027.18             207,893             1,049.86
----------------------------------------------------------------------------------------------------------------------
                   IAB - 5% RF
                    PROVISIONS
               -------------------
  CONTRACT         OLD TABLE(1)
ANNIVERSARY     PLAN B - LIFE WITH
AT EXERCISE    10 YEARS CERTAIN(2)
----------------------------------
     10             $  774.30
     11                779.91
     12                840.46
     13                998.40
     14                976.14
     15              1,051.94
----------------------------------


(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  167

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the sale for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                      STANDARD PROVISIONS                                  IAB - 5% RF PROVISIONS
               ---------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)             OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED           PLAN D - LAST            PLAN D - LAST         IAB - 5% RF        PLAN D - LAST
AT EXERCISE    CONTRACT VALUE    SURVIVOR NO REFUND(2)    SURVIVOR NO REFUND(2)    BENEFIT BASE    SURVIVOR NO REFUND(2)
------------------------------------------------------------------------------------------------------------------------
     10           $174,000              $629.88                  $622.92             $174,000             $629.88
     11            141,000               521.70                   516.06              171,034              632.83
     12            148,000               559.44                   553.52              179,586              678.83
     13            208,000               807.04                   796.64              208,000              807.04
     14            198,000               786.06                   778.14              198,000              786.06
     15            203,000               826.21                   818.09              207,893              846.12
------------------------------------------------------------------------------------------------------------------------
                    IAB - 5% RF
                     PROVISIONS
               ---------------------
  CONTRACT          OLD TABLE(1)
ANNIVERSARY        PLAN D - LAST
AT EXERCISE    SURVIVOR NO REFUND(2)
------------------------------------
     10               $622.92
     11                625.98
     12                671.65
     13                796.64
     14                778.14
     15                837.81
------------------------------------


(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th, 13th or the 14th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.

EXAMPLE -- INCOME ASSURER BENEFIT - GREATER OF MAV OR 5% ACCUMULATION BENEFIT
BASE

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                                                                                       GUARANTEED
                                                                                         INCOME
                                                                                     BENEFIT BASE -
                                                                                       GREATER OF
                ASSUMED                        MAXIMUM                                 MAV OR 5%
  CONTRACT     CONTRACT       PURCHASE       ANNIVERSARY       5% ACCUMULATION        ACCUMULATION
ANNIVERSARY      VALUE        PAYMENTS         VALUE(1)        BENEFIT BASE(1)      BENEFIT BASE(2)
---------------------------------------------------------------------------------------------------
      1        $108,000       $100,000         $108,000            $105,000             $108,000
      2         125,000           none          125,000             110,250              125,000
      3         132,000           none          132,000             115,763              132,000
      4         150,000           none          150,000             121,551              150,000
      5          85,000           none          150,000             127,628              150,000
      6         121,000           none          150,000             134,010              150,000
      7         139,000           none          150,000             140,710              150,000
      8         153,000           none          153,000             147,746              153,000
      9         140,000           none          153,000             155,133              155,133
     10         174,000           none          174,000             162,889              174,000
     11         141,000           none          174,000             171,034              174,000
     12         148,000           none          174,000             179,586              179,586
     13         208,000           none          208,000             188,565              208,000
     14         198,000           none          208,000             197,993              208,000
     15         203,000           none          208,000             207,893              208,000
---------------------------------------------------------------------------------------------------



(1) The MAV and 5% Accumulation Benefit Base are limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.


--------------------------------------------------------------------------------
 168  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                     STANDARD PROVISIONS                                  IAB - MAX PROVISIONS
               -------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)            OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED         PLAN B - LIFE WITH      PLAN B - LIFE WITH       IAB - MAX       PLAN B - LIFE WITH
AT EXERCISE    CONTRACT VALUE     10 YEARS CERTAIN(2)     10 YEARS CERTAIN(2)     BENEFIT BASE     10 YEARS CERTAIN(2)
----------------------------------------------------------------------------------------------------------------------
     10           $174,000             $  772.56               $  774.30            $174,000            $  772.56
     11            141,000                641.55                  642.96             174,000               791.70
     12            148,000                691.16                  692.64             179,586               838.66
     13            208,000                996.32                  998.40             208,000               996.32
     14            198,000                974.16                  976.14             208,000             1,023.36
     15            203,000              1,025.15                1,027.18             208,000             1,050.40
----------------------------------------------------------------------------------------------------------------------
                    IAB - MAX
                    PROVISIONS
               -------------------
  CONTRACT         OLD TABLE(1)
ANNIVERSARY     PLAN B - LIFE WITH
AT EXERCISE    10 YEARS CERTAIN(2)
----------------------------------
     10             $  774.30
     11                793.44
     12                840.46
     13                998.40
     14              1,025.44
     15              1,052.48
----------------------------------


(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                    STANDARD PROVISIONS                                  IAB - MAX PROVISIONS
               -------------------------------------------------------------------------------------------------------

  CONTRACT      ASSUMED          NEW TABLE(1)              OLD TABLE(1)                               NEW TABLE(1)
ANNIVERSARY    CONTRACT         PLAN D - LAST             PLAN D - LAST           IAB - MAX          PLAN D - LAST
AT EXERCISE      VALUE      SURVIVOR NO REFUND(2)     SURVIVOR NO REFUND(2)     BENEFIT BASE     SURVIVOR NO REFUND(2)
----------------------------------------------------------------------------------------------------------------------
     10        $174,000            $629.88                   $622.92              $174,000              $629.88
     11         141,000             521.70                    516.06               174,000               643.80
     12         148,000             559.44                    553.52               179,586               678.83
     13         208,000             807.04                    796.64               208,000               807.04
     14         198,000             786.06                    778.14               208,000               825.76
     15         203,000             826.21                    818.09               208,000               846.56
----------------------------------------------------------------------------------------------------------------------
                IAB - MAX PROVISIONS
               ---------------------
  CONTRACT          OLD TABLE(1)
ANNIVERSARY        PLAN D - LAST
AT EXERCISE    SURVIVOR NO REFUND(2)
------------------------------------
     10               $622.92
     11                636.84
     12                671.65
     13                796.64
     14                817.44
     15                838.24
------------------------------------


(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  169

APPENDIX L: EXAMPLE -- ACCUMULATION PROTECTOR BENEFIT RIDER





EXAMPLE -- ACCUMULATION PROTECTOR BENEFIT RIDER



The following example shows how the Accumulation Protector Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.


THE EXAMPLE ASSUMES:

- You purchase the contract (with the Accumulation Protector Benefit rider) with a payment of $100,000. No purchase payment credit applies.


- You make no additional purchase payments.


- You do not exercise the elective step-up option.






                                                                     INITIAL PAYMENT        100,000
                                                                     ---------------     ------------
                                                                                         HYPOTHETICAL
END OF        PARTIAL SURRENDER     MCAV ADJUSTMENT                    ACCUMULATION         ASSUMED
CONTRACT        (BEGINNING OF         FOR PARTIAL                        BENEFIT           CONTRACT
YEAR                YEAR)              SURRENDER          MCAV            AMOUNT             VALUE

1                   $    0               $    0         $100,000         $     0           $112,000

2                        0                    0          102,400               0            128,000

3                        0                    0          108,000               0            135,000

4                        0                    0          108,000               0            125,000

5                        0                    0          108,000               0            110,000

6                    2,000                1,964          106,036               0            122,000

7                        0                    0          112,000               0            140,000

8                        0                    0          112,000               0            121,000

9                    5,000                4,628          107,372               0             98,000

10                       0                    0          107,372          22,372             85,000





--------------------------------------------------------------------------------
 170  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX M: SECURESOURCE 20 RIDER DISCLOSURE



SECURESOURCE 20 RIDERS


(available for applications signed on or after Aug. 10, 2009, but prior to Nov. 30, 2009 or in states where the Current Contract is not available)



This is an optional benefit that you can add to your contract for an additional charge. The benefit is intended to provide to you, after the waiting period, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. This benefit offers a credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary values. The SecureSource 20 rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time. This benefit is intended for assets you plan to hold and let accumulate for at least three years. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time and you will not receive 20% credit offered under this rider.



There are two optional SecureSource 20 riders available under your contract:



- SecureSource 20 -- Single Life; or



- SecureSource 20 -- Joint Life.



The information in this section applies to both Secure Source 20 riders, unless otherwise noted.



For the purpose of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.



The SecureSource 20 -- Single Life rider covers one person. The SecureSource 20 -- Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 20 -- Single Life rider or the SecureSource 20 -- Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.



The SecureSource 20 rider is an optional benefit that you may select, if approved in your state, for an additional annual charge if:



- your contract application is signed on or after Aug. 10, 2009, but prior to Nov. 30, 2009; and



- SINGLE LIFE: you and the annuitant are 80 or younger on the date the contract is issued; or



- JOINT LIFE: you and your spouse are 80 or younger on the date the contract is issued.



The SecureSource 20 riders are not available under an inherited qualified annuity.



The SecureSource 20 rider guarantees that after the waiting period, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:



- SINGLE LIFE: until death (see "At Death" heading below) or until the depletion of the basic benefit.



- JOINT LIFE: until the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below) or until the depletion of the basic benefit.



KEY TERMS


The key terms associated with the SecureSource 20 rider are:



ANNUAL LIFETIME PAYMENT (ALP): the lifetime benefit amount available each contract year after the waiting period and until your death (JOINT LIFE: the death of both covered spouses). After the waiting period, the annual withdrawal amount guaranteed by the rider can vary each contract year. The maximum ALP is $300,000.



ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): the age at which the lifetime benefit is established.



ENHANCED LIFETIME BASE (ELB): used in the calculation of the ALP on the later of the ELB date or the establishment of the ALP. The ELB cannot be withdrawn or annuitized and is not payable as a death benefit.



GUARANTEED BENEFIT AMOUNT (GBA): the total cumulative withdrawals guaranteed by the rider under the basic benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn or annuitized and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year after the waiting period under the basic benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.



--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  171

GUARANTEED BENEFIT PAYMENT (GBP): the basic benefit amount available each contract year after the waiting period until the RBA is reduced to zero. After the waiting period the annual withdrawal amount guaranteed by the rider can vary each contract year.



REMAINING ANNUAL LIFETIME PAYMENT (RALP): as you make withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. The RALP is the lifetime benefit amount that can be withdrawn during the remainder of the current contract year.



REMAINING BENEFIT AMOUNT (RBA): each withdrawal you make reduces the amount that is guaranteed by the rider for future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.



REMAINING BENEFIT PAYMENT (RBP): as you make withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. The RBP is the basic benefit amount that can be withdrawn during the remainder of the current contract year.



WAITING PERIOD: The period of time before you can take a withdrawal without affecting benefits under the rider. The waiting period starts on the rider effective date and ends on the day prior to the third rider anniversary.



WITHDRAWAL ADJUSTMENT BASE (WAB): one of the components used to determine the GBP Percentage and ALP Percentage. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit.



WITHDRAWAL: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.



DESCRIPTION OF THE SECURESOURCE 20 RIDER


Before the lifetime benefit is established, the annual withdrawal amount guaranteed by the riders after the waiting period is the basic benefit amount. After the lifetime benefit is established and after the waiting period, the riders guarantee that you have the option each contract year to cumulatively withdraw an amount up to the lifetime benefit amount or the basic benefit amount, but the riders do not guarantee withdrawal of both in a contract year.



The lifetime withdrawal benefit is established automatically:



- SINGLE LIFE: on the rider anniversary date after the covered person reaches age 65, or on the rider effective date if the covered person is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below);



- JOINT LIFE: on the rider anniversary date after the younger covered spouse reaches age 65, or on the rider effective date if the younger covered spouse is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" and "Annual Lifetime Payments (ALP)" headings below).



The basic benefit amount and the lifetime benefit amount can vary based on the relationship of your contract value to the Withdrawal Adjustment Base (WAB). When the first withdrawal is taken each contract year after the waiting period, the percentages used to determine the benefit amounts are set and fixed for the remainder of that year.



If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next year.



If you withdraw more than the allowed withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).



Please note that basic benefit and lifetime benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime benefit only, the basic benefit only, or both.



At any time after the waiting period, as long as your withdrawal does not exceed the greater of the basic benefit amount or the lifetime benefit amount, if established, you will not be assessed a surrender charge or any market value adjustment. If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see
"Charges -- Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts (GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Withdrawals").



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 172  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

Subject to conditions and limitations, an annual step-up can increase the basic benefit amount and the lifetime benefit amount, if your contract value has increased on a rider anniversary.



Subject to conditions and limitations, if no withdrawals are taken prior to the third rider anniversary, the 20% rider credit may increase the lifetime benefit (if already established) or the Enhanced Lifetime Base (ELB) may increase the lifetime benefit (when established).



The values associated with the basic benefit are GBA, RBA, GBP and RBP. The values associated with the lifetime benefit are ALP, RALP and ELB. ALP and GBP are similar in that they are the annual withdrawal amount for each benefit after the waiting period. RALP and RBP are similar in that they are the remaining amount that can be withdrawn during the current contract year for each benefit.



IMPORTANT SECURESOURCE 20 RIDER CONSIDERATIONS


You should consider whether a SecureSource 20 rider is appropriate for you taking into account the following considerations:



- LIFETIME BENEFIT LIMITATIONS: The lifetime benefit is subject to certain limitations, including but not limited to:



  (a) SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the covered person is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the first death of any owner or annuitant even if the covered person is still living (see "At Death" heading below). Therefore, the rider will terminate when a death benefit becomes payable. This possibility may present itself when:



      (i) There are multiple contract owners -- when one of the contract owners dies the lifetime benefit terminates even though other contract owners are still living; or



      (ii) The owner and the annuitant are not the same persons -- if the annuitant dies before the owner, the lifetime benefit terminates even though the owner is still living.



      JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).



  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If both the ALP and the contract value are zero, the lifetime benefit will terminate.



  (c) If the lifetime benefit is first established prior to the third rider anniversary, the initial ALP is based on the basic benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below). If the lifetime benefit is first established on/after the third rider anniversary, the initial ALP is based on the greater of the basic benefit's RBA and the ELB at that time. Any withdrawal you take before the ALP is established reduces the RBA and ELB and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.



  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.



- WITHDRAWALS: Please consider carefully when you start taking withdrawals from this rider. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time and you will not receive 20% credit offered under this rider. Any withdrawal request within the 3-year waiting period must be submitted in writing. Also, after the waiting period if you withdraw more than the allowed withdrawal amount in a contract year ("excess withdrawal"), the guaranteed amounts under the rider may be reduced.



- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must be invested in one of the available PN program model portfolios or investment options of the PN program. This requirement limits your choice of subaccounts, one-year fixed account and GPAs (if available) to the PN program investment options or those that are in the model portfolio (if applicable) you have selected. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract -- Portfolio Navigator Program.") You may allocate purchase payments to the DCA fixed account, when available, and we will make monthly transfers into the model portfolio or investment option you have chosen. You may make two elective model portfolio or investment option changes per contract year; we reserve the right to limit elective model portfolio or investment option changes if required to comply with the written instructions of a fund (see "Market Timing").



You can allocate your contract value to any available investment options during the following times: (1) prior to your first withdrawal and (2) following a benefit reset due to an investment option change as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your model portfolio or investment option to any available investment option.



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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  173

Immediately following a withdrawal your contract value will be reallocated to the target investment option as shown in your contract if your current investment option is more aggressive than the target investment option. If you are in a static model portfolio, this reallocation will be made to the applicable fund of funds investment option. This automatic reallocation is not included in the total number of allowed model changes per contract year. The target investment option classification is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option that is more aggressive than the current target investment option after 30 days written notice.



After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your model portfolio or investment option to the target investment option or any model portfolio or investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, you will be in the accumulation phase again. If this is done after the waiting period, your rider benefit will be reset as follows:



  (a) the total GBA will be reset to the contract value, if your contract value is less; and



  (b) the total RBA will be reset to the contract value, if your contract value is less; and



  (c) the ALP, if established, will be reset to your current ALP Percentage (either 6% or 5% as described under "GBP Percentage and ALP Percentage" heading below) times the contract value, if this amount is less than the current ALP; and



  (d) the GBP will be recalculated as described below, based on the reset GBA and RBA; and



  (e) the RBP will be recalculated as the reset GBP less all prior withdrawals taken during the current contract year, but not less than zero; and



  (f) the RALP will be recalculated as the reset ALP less all prior withdrawals taken during the current contract year, but not less than zero; and



  (g) the WAB will be reset as follows:



      - if the ALP has not been established, the WAB will be equal to the reset GBA.



      if the ALP has been established, the WAB will be equal to the reset ALP, divided by the current ALP Percentage; and



  (h) the ELB, if greater than zero, will be reset to the contract value, if your contract value is less.



      You may request to change your investment option (or change from a model portfolio to an investment option) by written request on an authorized form or by another method agreed to by us.



- NON-CANCELABLE: Once elected, the SecureSource 20 rider may not be cancelled (except as provided under "Rider Termination" heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).



  Dissolution of marriage does not terminate the SecureSource 20 - Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource 20 - Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).



- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner's death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary. The annuitant must also be an owner. For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.



  If you select the SecureSource 20 - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.



- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".



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 174  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

- INTERACTION WITH TOTAL FREE AMOUNT (FA) CONTRACT PROVISION: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The FA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract's FA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP. Also, any amount you withdraw during the waiting period will set all benefits under the rider to zero until the end of the waiting period when they will be reestablished based on the contract value at that time.



You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:



- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.



- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD during the waiting period and such withdrawals will set all benefits under the rider to zero until the end of the waiting period when they will be reestablished based on the contract value at that time. While the rider permits certain excess withdrawals to be taken after the waiting period for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix E for additional information.



- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions").



BASIC BENEFIT DESCRIPTION


THE GBA AND RBA ARE DETERMINED AT THE FOLLOWING TIMES, SUBJECT TO THE MAXIMUM AMOUNT OF $5,000,000, CALCULATED AS DESCRIBED:



- At contract issue -- the GBA and RBA are equal to the initial purchase payment.



- When you make additional purchase payments -- If a withdrawal is taken during the waiting period, the GBA and RBA will not change when a subsequent purchase payment is made during the waiting period. Prior to any withdrawal during the waiting period and after the waiting period, each additional purchase payment will have its own GBA and RBA established equal to the amount of the purchase payment.



- At step up -- (see "Annual Step Up" heading below).



- At spousal continuation -- (see "Spousal Option to Continue the Contract upon Owner's Death" heading below).



- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.



- When you take a withdrawal during the waiting period -- the total GBA and total RBA will be set equal to zero until the end of the waiting period.



- When you take a withdrawal after the waiting period and the amount withdrawn is:



  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal and the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged, and each payment's RBA is reduced in proportion to its RBP.



  (b) greater than the total RBP -- EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA AND RBA.



- On the rider anniversary at the end of the waiting period -- If the first withdrawal is taken during the waiting period and you did not decline a rider fee increase, the total GBA and the total RBA will be reset to the contract value.



  If the first withdrawal is taken during the waiting period and you decline a rider fee increase, the total GBA and the total RBA will be reset to the lesser of (1) the GBA at the time of the first withdrawal, plus any additional purchase payments since the time of the first withdrawal, minus all withdrawals, or (2) the contract value.



- Upon certain changes to your PN program model portfolio or investment options under the PN program as described under "Use of Portfolio Navigator Program Required," above.



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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  175

GBA EXCESS WITHDRAWAL PROCESSING


The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:



(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and



(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.



RBA EXCESS WITHDRAWAL PROCESSING


The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.



If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:



1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and



2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.



GBP PERCENTAGE AND ALP PERCENTAGE: We use two percentages (6% and 5%) to calculate your GBP and ALP. The percentage used can vary as described below:



During the waiting period, 6% will be used to determine the amount payable to beneficiaries under the RBA Payout Option described below. After the waiting period, a comparison of your contract value and the WAB determines your GBP Percentage and ALP Percentage, unless the percentage is fixed as described below. On each valuation date, if the benefit determining percentage is less than the 20% adjustment threshold, then 6% is used in calculating your GBP and ALP; otherwise, 5% is used. Market volatility and returns, the deduction of fees and the 20% credit could impact your benefit determining percentage. The benefit determining percentage is calculated as follows but will not be less than zero:



       1 - (A/B)



       A = contract value at the end of the prior valuation period



       B = WAB at the end of the prior valuation period



When the first withdrawal in a contract year is taken, the GBP Percentage and ALP Percentage will be set and fixed for the remainder of that contract year. Beginning on the next rider anniversary, the GBP Percentage and ALP Percentage can change on each valuation date as described above until a withdrawal is taken in that contract year.



Under certain limited situations, your GBP Percentage and ALP Percentage will not vary each contract year. They will be set at the earliest of (1), (2) or (3) below and remain fixed for as long as the benefit is payable:



(1) when the RBA Payout Option is elected, or



(2) if the ALP is established, when your contract value on a rider anniversary is less than two times the ALP (for the purpose of this calculation only, the ALP is determined using 5%; the ALP Percentage used to determine your ALP going forward will be either 6% or 5%), or



(3) when the contract value reduces to zero.



For certain periods of time at our discretion and on a non-discriminatory basis, your GBP Percentage and ALP Percentage may be set by us to 6% if more favorable to you.



WITHDRAWAL ADJUSTMENT BASE (WAB): One of the components used to determine GBP Percentage and ALP Percentage. The maximum WAB is $5,000,000. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit,



THE WAB IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:


- At Rider Effective Date -- the WAB is set equal to the initial purchase payment.



- When a subsequent purchase payment is made -- before a withdrawal is taken in the waiting period and at any time after the waiting period, the WAB will be increased by the amount of each additional purchase payment.



- When a withdrawal is taken -- if the first withdrawal is taken during the waiting period, the WAB will be set equal to zero until the end of the waiting period.



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 176  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

Whenever a withdrawal is taken after the waiting period, the WAB will be reduced by the amount in (A) unless the withdrawal is an excess withdrawal for the lifetime benefit (or the basic benefit if the ALP is not established) when it will be set equal to the amount in (B).



  (A) The WAB is reduced by an amount as calculated below:



A X B
-----  where:
  C





       A = the amount the contract value is reduced by the withdrawal



       B = WAB on the date of (but prior to) the withdrawal



       C = the contract value on the date of (but prior to) the withdrawal.



  (B) If the ALP is not established and the current withdrawal exceeds the RBP, the WAB will be reset to the GBA immediately following excess withdrawal processing.



If the ALP is established and the current withdrawal exceeds the RALP, the WAB will be reset to the ALP divided by the current ALP Percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above). In this calculation, we use the ALP immediately following excess withdrawal processing.



- On rider anniversaries -- unless you decline a rider fee increase, the WAB will be increased to the contract value on each rider anniversary, if the contract value is greater, except as follows:



  (A) If a withdrawal is taken during the waiting period, the WAB will be increased to the contract value on each rider anniversary beginning at the end of the waiting period, if the contract value is greater.



  (B) If you decline a rider fee increase and a withdrawal is taken during the waiting period, the WAB will be reset to the lesser of (1) the GBA at the time of the first withdrawal, plus any additional purchase payments since the time of the first withdrawal, minus all withdrawals, or (2) the contract value.



- Upon certain changes to your PN program model portfolio or investment option as described under "Use of Portfolio Navigator Program Required," above.



- On the later of the third rider anniversary or the rider anniversary when the ALP is established -- unless you decline a rider fee increase, if the ELB is greater than zero, the WAB will be increased by an amount as calculated below, but not less than zero.



  (A) The ELB, minus



  (B) the greater of:



       i)  your contract value, or



       ii) the ALP before the ELB is applied, divided by the ALP Percentage (if the ALP is established) or the total RBA (if the ALP is established on the third rider anniversary).



GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic benefit. After the waiting period the annual withdrawal amount guaranteed under the rider can vary each contract year. At any point in time, each payment's GBP is the lesser of (a) and (b) where (a) is the GBA for that payment multiplied by the current GBP percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above) and (b) is the RBA for that payment. The total GBP is the sum of the GBPs for each purchase payment.



REMAINING BENEFIT PAYMENT (RBP): The amount available for withdrawal for the remainder of the contract year under the basic benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment.



THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:


- During the waiting period -- the RBP will be zero.



- At the beginning of any contract year after the waiting period and when the GBP Percentage changes -- the RBP for each purchase payment is set equal to that purchase payment's GBP.



- When you make additional purchase payments after the waiting period -- each additional purchase payment has its own RBP equal to the purchase payment, multiplied by the GBP Percentage.



- At step up -- (see "Annual Step Up" heading below).



- At spousal continuation -- (see "Spousal Option to Continue the Contract upon Owner's Death" heading below).



- When you make any withdrawal after the waiting period -- the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS


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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  177

  WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.



LIFETIME BENEFIT DESCRIPTION


SINGLE LIFE ONLY: COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner or annuitant. If the owner is a nonnatural person, i.e., a trust or corporation, the covered person is the oldest annuitant.



JOINT LIFE ONLY: COVERED SPOUSES: The contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.



ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA):


- SINGLE LIFE: The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.



- JOINT LIFE: The age of the younger covered spouse at which time the lifetime benefit is established.



ANNUAL LIFETIME PAYMENT (ALP): The ALP is the lifetime benefit amount available for withdrawals in each contract year after the waiting period until the later of:



- SINGLE LIFE: death; or



- JOINT LIFE: death of the last surviving covered spouse; or



- the RBA is reduced to zero.



The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime benefit is not in effect and the ALP is zero.



THE ALP IS DETERMINED AT THE FOLLOWING TIMES:



- SINGLE LIFE: Initially the ALP is established on the earliest of the following dates:



  (a) the rider effective date if the covered person has already reached age 65.



  (b) the rider anniversary following the date the covered person reaches age
      65,



      - if during the waiting period and no prior withdrawal has been taken; or



      - if after the waiting period.



  (c) the rider anniversary following the end of the waiting period if the covered person is age 65 before the end of the waiting period and a prior withdrawal had been taken.



If the ALP is established prior to the third rider anniversary, the ALP is set equal to the total RBA multiplied by the ALP Percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above). If the ALP is established on or following the third rider anniversary, the ALP is set equal to the ALP Percentage multiplied by the greater of the ELB or the total RBA.



- JOINT LIFE: Initially the ALP is established on the earliest of the following dates:



  (a) the rider effective date if the younger covered spouse has already reached age 65.



  (b) the rider anniversary on/following the date the younger covered spouse reaches age 65.



  (c) upon the first death of a covered spouse, then



       (1) the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 65; or



       (2) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 65; or



       (3) the rider anniversary on/following the date the surviving covered spouse reaches age 65.



  (d) Following dissolution of marriage of the covered spouses,



       (1) the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 65; or



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 178  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

       (2) the rider anniversary on/following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 65.



  For (b), (c) and (d) above, if the date described occurs during the waiting period and a prior withdrawal had been taken, we use the rider anniversary following the end of the waiting period to establish the ALP.



If the ALP is established prior to the third rider anniversary, the ALP is set equal to the total RBA multiplied by the ALP Percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above). If the ALP is established on or following the third rider anniversary, the ALP is set equal to the ALP Percentage multiplied by the greater of the ELB or the total RBA.



- Whenever the ALP Percentage changes --



  (a) If the ALP Percentage is changing from 6% to 5%, the ALP is reset to the ALP multiplied by 5%, divided by 6%.



  (b) If the ALP Percentage is changing from 5% to 6%, the ALP is reset to the ALP multiplied by 6%, divided by 5%.



- When you make an additional purchase payment -- Before a withdrawal is taken in the waiting period and at any time after the waiting period, each additional purchase payment increases the ALP by the amount of the purchase payment, multiplied by the ALP Percentage.



- When you make a withdrawal:



  (a) During the waiting period, the ALP, if established, will be set equal to zero until the end of the waiting period.



  (b) After the waiting period, if the amount withdrawn is:



       (i) less than or equal to the RALP, the ALP is unchanged.



       (ii) greater than the RALP, ALP EXCESS WITHDRAWAL PROCESSING will occur.



  If you withdraw less than the ALP in a contract year, there is no carry over to the next contract year.



- On the rider anniversary at the end of the waiting period -- If you took a withdrawal during the waiting period, the ALP is set equal to the contract value multiplied by the ALP Percentage if the covered person (JOINT LIFE: younger covered spouse) has reached age 65.



- At step ups -- (see "Annual Step Up" heading below).



- At spousal continuation -- (see "Spousal Option to Continue the Contract upon Owner's Death" heading below).



- Upon certain changes to your PN program model portfolio or investment option under the PN program as described under "Use of Portfolio Navigator Program Required," above.



20% RIDER CREDIT


If you do not make a withdrawal during the first three rider years and you don't decline a rider fee increase, then a 20% rider credit may increase your ALP. This credit is 20% of purchase payments received in the first 180 days that the rider is in effect and is used to establish the enhanced lifetime base. The enhanced lifetime base is an amount that may be used to increase the ALP. The 20% rider credit does not increase the basic benefit or the contract value. Because step ups may increase your ALP, they may reduce or eliminate any benefit of the 20% rider credit.



ENHANCED LIFETIME BASE (ELB)


The enhanced lifetime base will be established initially on the third rider anniversary. If you do not decline a rider fee increase and you do not make a withdrawal during the first three rider years, then the enhanced lifetime base will be the sum of all purchase payments received during the first three rider years plus the 20% rider credit. If you make a withdrawal during the first three rider years or decline a rider fee increase, then the 20% rider credit does not apply and the enhanced lifetime base will be established as zero and will always be zero.



The maximum enhanced lifetime base at any time is $5,000,000.



If the enhanced lifetime base is greater than zero, then it will:



- increase by the amount of any purchase payments received on or after the third rider anniversary.



- be reduced by any withdrawal in the same proportion as the withdrawal reduces the RBA and, if the withdrawal exceeds the RBP, it will then be set to the lesser of this reduced value and the contract value immediately following the withdrawal.



- be set to the contract value (if your contract value is less), if you choose an asset allocation model that is more aggressive than the target model while you are in the withdrawal phase.



--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  179

If any of the following events occur, then the enhanced lifetime base will be established as or reset to zero and will always be zero:



- The total RBA is reduced to zero.



- You decline a rider fee increase.



The enhanced lifetime base is an amount that may be used to increase the ALP and cannot be withdrawn, annuitized or payable as a death benefit.



INCREASE IN ALP BECAUSE OF THE ENHANCED LIFETIME BASE


If the ALP is already established, on the third rider anniversary, the ALP will be increased to equal the enhanced lifetime base multiplied by the ALP Percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above), if this amount is greater than the current ALP. Thereafter, the enhanced lifetime base will always be zero.



ALP EXCESS WITHDRAWAL PROCESSING


The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or the ALP Percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above) multiplied by the contract value immediately following the withdrawal.



REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime benefit. Prior to establishment of the ALP, the lifetime benefit is not in effect and the RALP is zero.



THE RALP IS DETERMINED AT THE FOLLOWING TIMES:


- The RALP is established at the same time as the ALP, and:



  (a) During the waiting period -- the RALP will be zero.



  (b) At any other time -- the RALP is established equal to the ALP less all prior withdrawals taken in the contract year but not less than zero.



- At the beginning of each contract year after the waiting period and when the ALP Percentage changes -- the RALP is set equal to the ALP.



- When you make additional purchase payments after the waiting period -- each additional purchase payment increases the RALP by the purchase payment, if applicable multiplied by the ALP Percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above).



- At step ups -- (see "Annual Step Up" headings below).



- At spousal continuation -- (see "Spousal Option to Continue the Contract upon Owner's Death" heading below).



- When you make any withdrawal after the waiting period -- the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.



OTHER PROVISIONS


REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of your RMD that exceeds the benefit amount will not be subject to excess withdrawal processing provided that the following conditions are met:



- The withdrawal is after the waiting period;



- The RMD is for your contract alone;



- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and



- The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.



RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing. Any withdrawal during the waiting period will reset the basic benefit and lifetime benefit at the end of the waiting period. After the waiting period, withdrawal amounts greater than the RALP or RBP that do not meet the conditions above will result in excess withdrawal processing. The amount in excess of the RBP and/or RALP that is not subject to excess withdrawal processing will be recalculated if the RALP and RBP change due to GBP Percentage and ALP Percentage changes. See Appendix E for additional information.



ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the benefit values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn


--------------------------------------------------------------------------------
 180 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS in a lump sum or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment. If there have been multiple payments and the GBA increases due to the step up, the individual GBAs, RBAs, GBPs, and RBPs will be combined.



The annual step up may be available as described below, subject to the maximum GBA, RBA and ALP and subject to the following rules:



- You have not declined a rider fee increase.



- If you take any withdrawals during the waiting period the annual step up will not be available until the rider anniversary following the end of the waiting period.



- On any rider anniversary where your contract value is greater than the RBA or, your contract value multiplied by the ALP Percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above) is greater than the ALP, if established, the annual step up will be applied to your contract on the rider anniversary.



- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.



- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.



The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:



- The total RBA will be increased to the contract value on the rider anniversary, if the contract value is greater.



- The total GBA will be increased to the contract value on the rider anniversary, if the contract value is greater.



- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.



- The total RBP will be reset as follows:



  (a) During the waiting period, the RBP will not be affected by the step up.



  (b) After the waiting period, the RBP will be reset to the increased GBP.



- The ALP will be increased to the contract value on the rider anniversary multiplied by the ALP Percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above), if greater than the current ALP.



- The RALP will be reset as follows:



  (a) During the waiting period, the RALP will not be affected by the step up.



  (b) After the waiting period, the RALP will be reset to the increased ALP.



SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH (SPOUSAL
CONTINUATION):


SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 20 -- Single Life rider terminates.



JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource
20 -- Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.



At the time of spousal continuation, a step-up may be available. If you decline a rider fee increase or the spousal continuation occurs during the waiting period and a withdrawal was taken, a step up is not available. All annual step-up rules (see "Annual Step-Up" heading above) also apply to the spousal continuation step-up except that a) the RBP will be calculated as the GBP after the step-up less all prior withdrawals taken during the current contract year, but not less than zero, and b) the RALP will be calculated as the ALP after the step-up less all prior withdrawals taken during the current contract year, but not less than zero. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.



RULES FOR WITHDRAWAL PROVISION OF YOUR CONTRACT: Minimum account values following a withdrawal no longer apply to your contract. For withdrawals, the withdrawal will be taken from the variable subaccounts, guarantee period accounts (where available), the one-year fixed account (if applicable) and the DCA fixed account in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be taken.



IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero, you will be paid in the following scenarios:



1) The ALP has not yet been established, the total RBA is greater than zero and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:



    (a) receive the remaining schedule of GBPs until the RBA equals zero; or



    (b) SINGLE LIFE: wait until the rider anniversary following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.



--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  181

        JOINT LIFE: wait until the rider anniversary following the date the younger covered spouse reaches age 65, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.



We will notify you of this option. If no election is made, the ALP will be paid.



2) The ALP has been established, the total RBA is greater than zero and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:



    (a) the remaining schedule of GBPs until the RBA equals zero; or



    (b) SINGLE LIFE: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.



        JOINT LIFE: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.



We will notify you of this option. If no election is made, the ALP will be paid.



3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.



4) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:



   - SINGLE LIFE: covered person;



   - JOINT LIFE: last surviving covered spouse.



Under any of these scenarios:



- The annualized amounts will be paid to you in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency but no less frequent than annually;



- We will no longer accept additional purchase payments;



- You will no longer be charged for the rider;



- Any attached death benefit riders will terminate;



- In determining the remaining schedule of GBPs, the current GBP is fixed for as long as payments are made.



- SINGLE LIFE: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero; and



- JOINT LIFE: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.



The SecureSource 20 rider and the contract will terminate under either of the following two scenarios:



- If the ALP is established and the RBA is zero, and if the contract value falls to zero as a result of a withdrawal that is greater than the RALP. This is full withdrawal of the contract value.



- If the ALP is not established and the RBA is zero, and if the contract value falls to zero as a result of fees, charges or a withdrawal.



AT DEATH:


SINGLE LIFE: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the RBA payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract which terminates the rider.



If the contract value equals zero and the death benefit becomes payable, the following will occur:



- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.



- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.



- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.



- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.



- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.



--------------------------------------------------------------------------------
 182  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.



If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the RBA payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract.



If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.



If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:



- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.



- If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.



- If the RBA equals zero, the benefit terminates. No further payments will be made.



CONTRACT OWNERSHIP CHANGE:


SINGLE LIFE: If allowed by state law, change of ownership is subject to our approval. If there is a change of ownership and the covered person remains the same, the rider continues with no change to any of the rider benefits. If there is a change of ownership and the covered person would be different, the rider terminates.



JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s) and are subject to our approval, if allowed by state law. No other ownership changes are allowed as long as the rider is in force.



REMAINING BENEFIT AMOUNT (RBA) PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource 20 rider after the waiting period.



Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").



This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.



This annuity payout option may also be elected by the beneficiary when the death benefit is payable. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.



RIDER TERMINATION


The SecureSource 20 rider cannot be terminated either by you or us except as follows:



1. SINGLE LIFE: a change of ownership that would result in a different covered person will terminate the rider.



2. SINGLE LIFE: After the death benefit is payable, continuation of the contract will terminate the rider.



3. JOINT LIFE: After the death benefit is payable the rider will terminate if:



   (a) any one other than a covered spouse continues the contract, or



   (b) a covered spouse does not use the spousal continuation provision of the contract to continue the contract.



4. Annuity payouts under an annuity payout plan will terminate the rider.



5. You may terminate the rider if your annual rider fee after any fee increase is more than 0.25 percentage points higher than your fee before the increase (See "Charges -- SecureSource 20 rider fee").



--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  183

6. When the RBA and contract value is reduced to zero and either the withdrawal is taken when the ALP is not established or an excess withdrawal of the RALP is taken, the rider will terminate.



7. Termination of the contract for any reason will terminate the rider.



8. When a beneficiary elects an alternative payment plan which is an inherited IRA, the rider will terminate.



For an example, see Appendix D.


--------------------------------------------------------------------------------
 184  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX N: CONDENSED FINANCIAL INFORMATION (UNAUDITED)


The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expense combinations. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2009. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.




VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                2009     2008     2007     2006     2005    2004    2003    2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period     $0.82    $1.00       --       --      --      --      --      --      --      --
Accumulation unit value at end of period           $1.01    $0.82       --       --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             43       67       --       --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/06/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period     $0.69    $1.34    $1.13    $1.06   $1.04   $1.00   $1.00      --      --      --
Accumulation unit value at end of period           $1.05    $0.69    $1.34    $1.13   $1.06   $1.04   $1.00      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            126      108      110      112     113     114       5      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of period     $0.85    $1.45    $1.40    $1.21   $1.18   $1.07   $1.00      --      --      --
Accumulation unit value at end of period           $1.00    $0.85    $1.45    $1.40   $1.21   $1.18   $1.07      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            201      210      226      247     256     243      23      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period     $0.88    $1.91    $1.83    $1.38   $1.20   $1.00      --      --      --      --
Accumulation unit value at end of period           $1.16    $0.88    $1.91    $1.83   $1.38   $1.20      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          6,541    7,308    4,293    2,708   1,766     209      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period     $1.10    $1.14    $1.06    $1.05   $1.05   $1.00      --      --      --      --
Accumulation unit value at end of period           $1.20    $1.10    $1.14    $1.06   $1.05   $1.05      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          2,371    2,313    3,777    4,080   3,512     509      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period     $0.97    $1.78    $1.54    $1.25   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period           $1.28    $0.97    $1.78    $1.54   $1.25   $1.12      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             10       25       25       20       7       7      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period     $0.67    $0.90    $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period           $0.86    $0.67    $0.90       --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             --       --       --       --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period     $0.70    $1.21    $1.02    $1.07   $1.06   $1.00      --      --      --      --
Accumulation unit value at end of period           $0.92    $0.70    $1.21    $1.02   $1.07   $1.06      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          2,924    3,189    3,364    7,580   3,015     376      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period     $0.89    $1.23    $1.32    $1.13   $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period           $1.05    $0.89    $1.23    $1.32   $1.13   $1.09      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             33        2        1       --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period     $0.79    $1.07    $1.07    $1.00      --      --      --      --      --      --
Accumulation unit value at end of period           $1.13    $0.79    $1.07    $1.07      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            834    1,009    1,242    2,212      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period     $0.67    $1.12    $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period           $0.84    $0.67    $1.12       --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                         20,058   11,908    7,074       --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period     $0.58    $1.14    $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period           $0.78    $0.58    $1.14       --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             20       25       --       --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  185

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                2009     2008     2007     2006     2005    2004    2003    2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period     $0.97    $1.37    $1.43    $1.22   $1.17   $1.00      --      --      --      --
Accumulation unit value at end of period           $1.20    $0.97    $1.37    $1.43   $1.22   $1.17      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                         10,188    6,327    4,714        4      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period     $0.72    $1.10    $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period           $0.85    $0.72    $1.10       --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             22        1       --       --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period     $0.76    $1.29    $1.29    $1.22   $1.13   $1.00      --      --      --      --
Accumulation unit value at end of period           $1.01    $0.76    $1.29    $1.29   $1.22   $1.13      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             11       11       13       15      17      10      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period     $0.70    $1.22    $1.08    $1.05   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period           $1.09    $0.70    $1.22    $1.08   $1.05   $1.03      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            599      748      769    1,668     735      99      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period     $0.88    $1.27    $1.21    $1.05   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period           $1.06    $0.88    $1.27    $1.21   $1.05   $1.03      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             14       14       14       14      14      13      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period     $0.62    $1.09    $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period           $0.76    $0.62    $1.09       --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             57       26       --       --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period     $0.96    $1.55    $1.52    $1.26   $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period           $1.23    $0.96    $1.55    $1.52   $1.26   $1.14      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              2        8        8        4      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period     $0.71    $0.98    $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period           $1.00    $0.71    $0.98       --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          7,675    4,506    3,095       --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period     $0.97    $1.72    $1.49    $1.36   $1.18   $1.04   $1.00      --      --      --
Accumulation unit value at end of period           $1.30    $0.97    $1.72    $1.49   $1.36   $1.18   $1.04      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          8,488   13,235   12,095   12,306   6,320   2,509     211      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period     $0.74    $1.42    $1.14    $1.08   $1.04   $1.03   $1.00      --      --      --
Accumulation unit value at end of period           $0.93    $0.74    $1.42    $1.14   $1.08   $1.04   $1.03      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            307      324      356      370     352     303      50      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period     $1.04    $1.09    $1.07    $1.04   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period           $1.18    $1.04    $1.09    $1.07   $1.04   $1.03      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                         11,682    8,946    9,111    3,611   3,067     321      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of period     $1.38    $2.31    $2.03    $1.83   $1.58   $1.28   $0.94   $1.06   $1.00      --
Accumulation unit value at end of period           $1.89    $1.38    $2.31    $2.03   $1.83   $1.58   $1.28   $0.94   $1.06      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          4,341    5,011    3,849    3,086   2,479   2,101   1,221     723     367      --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period     $1.04    $1.89    $1.64    $1.41   $1.21   $1.08   $1.00      --      --      --
Accumulation unit value at end of period           $1.30    $1.04    $1.89    $1.64   $1.41   $1.21   $1.08      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            518      572      558      841     705     311      11      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of period     $1.16    $1.68    $1.64    $1.41   $1.41   $1.25   $0.97   $0.99   $0.99   $1.00
Accumulation unit value at end of period           $1.56    $1.16    $1.68    $1.64   $1.41   $1.41   $1.25   $0.97   $0.99   $0.99
Number of accumulation units outstanding at end
  of period (000 omitted)                          2,165    2,664    3,166    3,383   3,865   4,021   3,071   2,665   2,006     287
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period     $0.89    $1.23    $1.29    $1.11   $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period           $1.03    $0.89    $1.23    $1.29   $1.11   $1.09      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             13       22       23       21      10      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 186  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                2009     2008     2007     2006     2005    2004    2003    2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of period     $0.39    $0.69    $0.63    $0.59   $0.57   $0.52   $0.38   $0.55   $0.65   $1.00
Accumulation unit value at end of period           $0.55    $0.39    $0.69    $0.63   $0.59   $0.57   $0.52   $0.38   $0.55   $0.65
Number of accumulation units outstanding at end
  of period (000 omitted)                          2,168    2,355    2,757    3,378   3,793   4,520   3,979   3,832   3,330   1,583
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of period     $1.12    $1.81    $1.78    $1.52   $1.40   $1.26   $1.02   $1.17   $1.11   $1.00
Accumulation unit value at end of period           $1.40    $1.12    $1.81    $1.78   $1.52   $1.40   $1.26   $1.02   $1.17   $1.11
Number of accumulation units outstanding at end
  of period (000 omitted)                          2,595    2,854    3,403    5,058   3,652   3,861   1,702   1,165     691     102
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period     $1.41    $1.35    $1.23    $1.11   $1.16   $1.00      --      --      --      --
Accumulation unit value at end of period           $1.65    $1.41    $1.35    $1.23   $1.11   $1.16      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          7,523    5,803    5,914    3,641   1,249     195      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period     $0.83    $1.46    $1.45    $1.20   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period           $1.07    $0.83    $1.46    $1.45   $1.20   $1.12      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            211      232      168       19      23      15      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of period     $1.85    $2.98    $2.93    $2.56   $2.30   $1.86   $1.47   $1.56   $1.41   $1.00
Accumulation unit value at end of period           $2.43    $1.85    $2.98    $2.93   $2.56   $2.30   $1.86   $1.47   $1.56   $1.41
Number of accumulation units outstanding at end
  of period (000 omitted)                          2,893    3,112    3,200    2,732   2,047   1,426   1,312   1,266     982     307
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of period     $0.62    $1.00    $1.03    $0.93   $0.88   $0.78   $0.61   $0.79   $0.92   $1.00
Accumulation unit value at end of period           $0.74    $0.62    $1.00    $1.03   $0.93   $0.88   $0.78   $0.61   $0.79   $0.92
Number of accumulation units outstanding at end
  of period (000 omitted)                          1,023    1,018    1,360    1,467   1,568   1,667   1,619   1,894   1,465     633
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (11/06/2003)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period     $0.64    $1.35    $1.35    $1.22   $1.17   $1.07   $1.00      --      --      --
Accumulation unit value at end of period           $0.93    $0.64    $1.35    $1.35   $1.22   $1.17   $1.07      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          1,562    1,691    1,576    1,684   1,876   1,178     149      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/06/2003)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period     $0.75    $1.33    $1.21    $1.16   $1.08   $1.03   $1.00      --      --      --
Accumulation unit value at end of period           $0.90    $0.75    $1.33    $1.21   $1.16   $1.08   $1.03      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             63       62       62       40      10      38      22      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/06/2003)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period     $0.83    $1.58    $1.45    $1.27   $1.18   $1.04   $1.00      --      --      --
Accumulation unit value at end of period           $1.16    $0.83    $1.58    $1.45   $1.27   $1.18   $1.04      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            108      114      108      108      89      87      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period     $0.72    $1.03    $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period           $0.91    $0.72    $1.03       --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             14       --       --       --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period     $0.61    $1.04    $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period           $0.81    $0.61    $1.04       --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                         15,819    5,951    3,303       --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period     $0.94    $1.34    $1.25    $1.14   $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period           $1.21    $0.94    $1.34    $1.25   $1.14   $1.08      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            206      229      285      322     357     141      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period     $0.63    $1.06    $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period           $0.84    $0.63    $1.06       --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                         17,145   12,315    8,645       --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  187

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                2009     2008     2007     2006     2005    2004    2003    2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period     $0.60    $1.03    $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period           $0.85    $0.60    $1.03       --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             --       --       --       --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period     $0.81    $1.30    $1.19    $1.13   $1.10   $1.02   $1.00      --      --      --
Accumulation unit value at end of period           $1.11    $0.81    $1.30    $1.19   $1.13   $1.10   $1.02      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             25       63       56       55      46      86      39      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period     $0.71    $1.19    $1.19    $1.07   $1.03   $0.98   $1.00      --      --      --
Accumulation unit value at end of period           $1.14    $0.71    $1.19    $1.19   $1.07   $1.03   $0.98      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             88      104      111      112     109     109      10      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period     $1.00    $1.31    $1.28    $1.16   $1.15   $1.05   $1.00      --      --      --
Accumulation unit value at end of period           $1.16    $1.00    $1.31    $1.28   $1.16   $1.15   $1.05      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          1,492    1,568    1,781    1,861   1,916   1,655      80      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period     $1.60    $2.60    $2.07    $1.60   $1.40   $1.09   $1.00      --      --      --
Accumulation unit value at end of period           $2.09    $1.60    $2.60    $2.07   $1.60   $1.40   $1.09      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             56       49       53       71      68      67      10      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of period     $0.73    $1.36    $1.21    $1.14   $1.11   $1.05   $1.00      --      --      --
Accumulation unit value at end of period           $1.04    $0.73    $1.36    $1.21   $1.14   $1.11   $1.05      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          2,318    2,536    2,419    2,780   2,447     574      24      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of period     $1.02    $1.73    $1.66    $1.43   $1.27   $1.09   $0.77   $1.00      --      --
Accumulation unit value at end of period           $1.40    $1.02    $1.73    $1.66   $1.43   $1.27   $1.09   $0.77      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            964      930      941      968     903     803     299       6      --      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (05/01/2002)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period     $1.23    $1.46    $1.36    $1.28   $1.27   $1.19   $1.03   $1.00      --      --
Accumulation unit value at end of period           $1.44    $1.23    $1.46    $1.36   $1.28   $1.27   $1.19   $1.03      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                         14,510   11,434    9,968    5,557   3,403   1,659     415      83      --      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of period     $0.88    $1.43    $1.48    $1.31   $1.21   $1.03   $1.00      --      --      --
Accumulation unit value at end of period           $1.18    $0.88    $1.43    $1.48   $1.31   $1.21   $1.03      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            389      373      359      380     407     389      72      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period     $0.86    $1.03    $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period           $1.03    $0.86    $1.03       --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          8,749   10,160    8,295       --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (05/01/2002)
Accumulation unit value at beginning of period     $0.93    $1.14    $1.17    $1.15   $1.03   $0.98   $0.84   $1.00      --      --
Accumulation unit value at end of period           $1.16    $0.93    $1.14    $1.17   $1.15   $1.03   $0.98   $0.84      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            188      228      215      272     259     290     120      30      --      --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of period     $0.57    $1.03    $0.96    $0.76   $0.69   $0.60   $0.48   $0.59   $0.75   $1.00
Accumulation unit value at end of period           $0.70    $0.57    $1.03    $0.96   $0.76   $0.69   $0.60   $0.48   $0.59   $0.75
Number of accumulation units outstanding at end
  of period (000 omitted)                          2,965    3,093    3,625    4,123   4,898   5,780   5,252   5,517   6,094   3,827
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period     $0.74    $1.24    $1.45    $1.25   $1.19   $1.00      --      --      --      --
Accumulation unit value at end of period           $0.96    $0.74    $1.24    $1.45   $1.25   $1.19      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             17       18       20    1,199       4       4      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of period     $0.32    $0.59    $0.58    $0.56   $0.51   $0.43   $0.33   $0.48   $0.74   $1.00
Accumulation unit value at end of period           $0.44    $0.32    $0.59    $0.58   $0.56   $0.51   $0.43   $0.33   $0.48   $0.74
Number of accumulation units outstanding at end
  of period (000 omitted)                          1,950    2,147    2,463    3,033   3,669   4,513   4,787   5,352   6,122   3,255
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 188  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                2009     2008     2007     2006     2005    2004    2003    2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)*(11/06/2003)
Accumulation unit value at beginning of period     $1.08    $1.07    $1.03    $1.00   $0.99   $1.00   $1.00      --      --      --
Accumulation unit value at end of period           $1.06    $1.08    $1.07    $1.03   $1.00   $0.99   $1.00      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          5,788    1,365      513      401     106      18      15      --      --      --
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2009 were (1.45%)
  and (1.44%), respectively.
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of period     $1.03    $1.12    $1.08    $1.05   $1.04   $1.01   $1.00      --      --      --
Accumulation unit value at end of period           $1.17    $1.03    $1.12    $1.08   $1.05   $1.04   $1.01      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                         22,157   16,780   14,001    8,025   1,298   1,598     146      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of period     $1.16    $1.98    $1.86    $1.57   $1.41   $1.21   $0.87   $1.09   $1.08   $1.00
Accumulation unit value at end of period           $1.46    $1.16    $1.98    $1.86   $1.57   $1.41   $1.21   $0.87   $1.09   $1.08
Number of accumulation units outstanding at end
  of period (000 omitted)                         15,601   12,449    8,833    6,769   3,606   1,251     828     608     455      63
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of period     $0.47    $0.82    $0.81    $0.71   $0.68   $0.65   $0.51   $0.67   $0.83   $1.00
Accumulation unit value at end of period           $0.57    $0.47    $0.82    $0.81   $0.71   $0.68   $0.65   $0.51   $0.67   $0.83
Number of accumulation units outstanding at end
  of period (000 omitted)                          4,017    4,256    4,540    5,152   3,969   2,410     453     194     218      99
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period     $1.08    $1.09    $1.03    $1.00      --      --      --      --      --      --
Accumulation unit value at end of period           $1.13    $1.08    $1.09    $1.03      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                         15,152    6,045    5,763    4,338      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of period     $0.94    $1.27    $1.27    $1.16   $1.13   $1.03   $0.84   $0.91   $0.88   $1.00
Accumulation unit value at end of period           $1.42    $0.94    $1.27    $1.27   $1.16   $1.13   $1.03   $0.84   $0.91   $0.88
Number of accumulation units outstanding at end
  of period (000 omitted)                            755      746      910    1,056     970     715     521     389     466     217
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period     $0.96    $1.20    $1.19    $1.12   $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period           $1.35    $0.96    $1.20    $1.19   $1.12   $1.10      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          9,864    5,119    4,197    1,896      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of period     $0.72    $1.32    $1.17    $1.19   $1.10   $1.02   $1.00      --      --      --
Accumulation unit value at end of period           $1.15    $0.72    $1.32    $1.17   $1.19   $1.10   $1.02      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             41       31       32       32      29      29      29      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period     $0.54    $1.00    $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period           $0.75    $0.54    $1.00       --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             --       --       --       --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of period     $0.86    $1.39    $1.34    $1.18   $1.15   $1.06   $1.00      --      --      --
Accumulation unit value at end of period           $1.07    $0.86    $1.39    $1.34   $1.18   $1.15   $1.06      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            327      259      266      256     250     302      59      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of period     $1.17    $1.22    $1.17    $1.15   $1.15   $1.15   $1.15   $1.10   $1.05   $1.00
Accumulation unit value at end of period           $1.22    $1.17    $1.22    $1.17   $1.15   $1.15   $1.15   $1.15   $1.10   $1.05
Number of accumulation units outstanding at end
  of period (000 omitted)                          3,618    1,927    1,780    2,023   2,009   2,283   2,513   2,555   1,473     328
-----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of period     $0.73    $1.33    $1.31    $1.20   $1.12   $1.05   $1.00      --      --      --
Accumulation unit value at end of period           $0.99    $0.73    $1.33    $1.31   $1.20   $1.12   $1.05      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              4       72       55        4      --      --      56      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period     $0.78    $1.31    $1.33    $1.14   $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period           $0.97    $0.78    $1.31    $1.33   $1.14   $1.10      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              9       17       17        9       4       4      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period     $1.27    $2.77    $2.04    $1.54   $1.17   $1.00      --      --      --      --
Accumulation unit value at end of period           $2.17    $1.27    $2.77    $2.04   $1.54   $1.17      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          2,782    3,582    2,132    1,922   1,178     160      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  189

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                2009     2008     2007     2006     2005    2004    2003    2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period     $1.02    $1.74    $1.57    $1.28   $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period           $1.29    $1.02    $1.74    $1.57   $1.28   $1.14      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             --        4        4       --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period     $0.60    $0.99    $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period           $0.78    $0.60    $0.99       --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                         21,293   10,481    6,624       --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period     $0.81    $1.30    $1.24    $1.09   $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period           $1.09    $0.81    $1.30    $1.24   $1.09   $1.10      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             --       --       --       --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (05/01/2002)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period     $0.99    $1.47    $1.57    $1.32   $1.27   $1.07   $0.79   $1.00      --      --
Accumulation unit value at end of period           $1.33    $0.99    $1.47    $1.57   $1.32   $1.27   $1.07   $0.79      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          1,946    2,163    2,437    2,461   2,507     735     158      35      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/06/2003)
Accumulation unit value at beginning of period     $0.89    $1.41    $1.46    $1.28   $1.25   $1.08   $1.00      --      --      --
Accumulation unit value at end of period           $1.13    $0.89    $1.41    $1.46   $1.28   $1.25   $1.08      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          9,591   10,469    9,083    8,762   5,134     894      37      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period     $0.47    $0.85    $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period           $0.65    $0.47    $0.85       --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          3,671    4,330    1,772       --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period     $0.59    $1.12    $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period           $0.91    $0.59    $1.12       --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              5        6        8       --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period     $1.07    $1.75    $2.15    $1.58   $1.38   $1.00      --      --      --      --
Accumulation unit value at end of period           $1.36    $1.07    $1.75    $2.15   $1.58   $1.38      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             86      120      119      150      75      15      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period     $1.20    $2.24    $1.95    $1.44   $1.20   $1.00      --      --      --      --
Accumulation unit value at end of period           $1.77    $1.20    $2.24    $1.95   $1.44   $1.20      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          4,062    4,898    2,928    2,562   1,712     264      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period     $0.83    $1.40    $1.35    $1.27   $1.16   $1.00      --      --      --      --
Accumulation unit value at end of period           $1.17    $0.83    $1.40    $1.35   $1.27   $1.16      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          4,279    3,607    2,886    1,545   1,215     162      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------






VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                             2009     2008     2007     2006     2005     2004
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                  $0.59    $1.15    $1.00       --       --      --
Accumulation unit value at end of period                        $0.89    $0.59    $1.15       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    28       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                  $0.76    $1.30    $1.27    $1.11    $1.08   $1.00
Accumulation unit value at end of period                        $0.90    $0.76    $1.30    $1.27    $1.11   $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    89      113      168      170      126      90
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                  $0.86    $1.87    $1.81    $1.36    $1.19   $1.00
Accumulation unit value at end of period                        $1.13    $0.86    $1.87    $1.81    $1.36   $1.19
Number of accumulation units outstanding at end of period
  (000 omitted)                                                19,909   27,146   17,556   13,071    8,418   3,162
-----------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 190  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2009     2008     2007     2006     2005     2004
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                  $0.66    $0.90    $1.00       --       --      --
Accumulation unit value at end of period                        $0.85    $0.66    $0.90       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --       --        9       --       --      --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period                  $0.68    $1.19    $1.01    $1.06    $1.06   $1.00
Accumulation unit value at end of period                        $0.90    $0.68    $1.19    $1.01    $1.06   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 5,039    6,040    6,538   19,124    6,266   2,495
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                  $0.87    $1.21    $1.30    $1.12    $1.09   $1.00
Accumulation unit value at end of period                        $1.02    $0.87    $1.21    $1.30    $1.12   $1.09
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    16       19       24       29       15      26
-----------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                  $0.78    $1.06    $1.06    $1.00       --      --
Accumulation unit value at end of period                        $1.11    $0.78    $1.06    $1.06       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,437    3,077    4,084    8,585       --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                  $0.66    $1.12    $1.00       --       --      --
Accumulation unit value at end of period                        $0.83    $0.66    $1.12       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                44,625   33,416   21,154       --       --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                  $0.57    $1.13    $1.00       --       --      --
Accumulation unit value at end of period                        $0.78    $0.57    $1.13       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    70       21       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period                  $0.95    $1.35    $1.41    $1.21    $1.17   $1.00
Accumulation unit value at end of period                        $1.17    $0.95    $1.35    $1.41    $1.21   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                23,264   17,911   14,170       --       --      --
-----------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST -- COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                  $0.71    $1.10    $1.00       --       --      --
Accumulation unit value at end of period                        $0.84    $0.71    $1.10       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    32       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $0.62    $1.09    $1.00       --       --      --
Accumulation unit value at end of period                        $0.75    $0.62    $1.09       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     8       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $0.94    $1.53    $1.50    $1.25    $1.14   $1.00
Accumulation unit value at end of period                        $1.20    $0.94    $1.53    $1.50    $1.25   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    19       38       24       24       26       7
-----------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                  $0.70    $0.98    $1.00       --       --      --
Accumulation unit value at end of period                        $0.99    $0.70    $0.98       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                17,706   14,635   11,432       --       --      --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $0.90    $1.59    $1.38    $1.27    $1.11   $1.00
Accumulation unit value at end of period                        $1.19    $0.90    $1.59    $1.38    $1.27   $1.11
Number of accumulation units outstanding at end of period
  (000 omitted)                                                26,124   44,134   42,111   45,962   19,309   6,485
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.02    $1.08    $1.05    $1.03    $1.03   $1.00
Accumulation unit value at end of period                        $1.15    $1.02    $1.08    $1.05    $1.03   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                28,571   28,234   30,874   10,450    8,474   3,024
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.04    $1.75    $1.55    $1.40    $1.21   $1.00
Accumulation unit value at end of period                        $1.42    $1.04    $1.75    $1.55    $1.40   $1.21
Number of accumulation units outstanding at end of period
  (000 omitted)                                                10,749   15,569    9,998    6,670    2,154     194
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $0.93    $1.70    $1.48    $1.28    $1.10   $1.00
Accumulation unit value at end of period                        $1.16    $0.93    $1.70    $1.48    $1.28   $1.10
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 4,655    4,812    4,606    5,282    5,025   3,210
-----------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  191

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2009     2008     2007     2006     2005     2004
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND -- CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $0.91    $1.32    $1.30    $1.12    $1.12   $1.00
Accumulation unit value at end of period                        $1.21    $0.91    $1.32    $1.30    $1.12   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,013    1,631    1,849    1,382    1,066     516
-----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND -- CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.38    $1.33    $1.22    $1.10    $1.16   $1.00
Accumulation unit value at end of period                        $1.61    $1.38    $1.33    $1.22    $1.10   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                21,774   22,313   26,747   18,800    7,744   2,656
-----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND -- CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $0.81    $1.44    $1.43    $1.20    $1.12   $1.00
Accumulation unit value at end of period                        $1.04    $0.81    $1.44    $1.43    $1.20   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   114      115      148      112       57      25
-----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND -- INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $0.94    $1.53    $1.51    $1.32    $1.19   $1.00
Accumulation unit value at end of period                        $1.23    $0.94    $1.53    $1.51    $1.32   $1.19
Number of accumulation units outstanding at end of period
  (000 omitted)                                                13,524   16,698   17,019   14,517    6,833   2,746
-----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND -- INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $0.58    $0.94    $1.00       --       --      --
Accumulation unit value at end of period                        $0.69    $0.58    $0.94       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    27       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                  $0.73    $1.29    $1.18    $1.13    $1.06   $1.00
Accumulation unit value at end of period                        $0.86    $0.73    $1.29    $1.18    $1.13   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,537    2,458    2,494    2,008        3       3
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                  $0.76    $1.46    $1.35    $1.18    $1.10   $1.00
Accumulation unit value at end of period                        $1.06    $0.76    $1.46    $1.35    $1.18   $1.10
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    17       70       73       19       19      12
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                  $0.72    $1.03    $1.00       --       --      --
Accumulation unit value at end of period                        $0.90    $0.72    $1.03       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    45        3       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                  $0.61    $1.04    $1.00       --       --      --
Accumulation unit value at end of period                        $0.80    $0.61    $1.04       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                35,468   16,452    9,747       --       --      --
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $0.62    $1.05    $1.00       --       --      --
Accumulation unit value at end of period                        $0.83    $0.62    $1.05       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                38,185   34,319   25,309       --       --      --
-----------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period                  $0.60    $1.03    $1.00       --       --      --
Accumulation unit value at end of period                        $0.84    $0.60    $1.03       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES -- SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                  $0.93    $1.22    $1.20    $1.09    $1.09   $1.00
Accumulation unit value at end of period                        $1.08    $0.93    $1.22    $1.20    $1.09   $1.09
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    69       94      102      106       69      53
-----------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES -- SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                  $1.39    $2.28    $1.82    $1.42    $1.24   $1.00
Accumulation unit value at end of period                        $1.81    $1.39    $2.28    $1.82    $1.42   $1.24
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    58       91      120       32        1       1
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $0.69    $1.29    $1.15    $1.09    $1.06   $1.00
Accumulation unit value at end of period                        $0.97    $0.69    $1.29    $1.15    $1.09   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 7,178    8,981    8,700   10,182    8,509   3,218
-----------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 192  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2009     2008     2007     2006     2005     2004
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $0.90    $1.54    $1.48    $1.29    $1.15   $1.00
Accumulation unit value at end of period                        $1.24    $0.90    $1.54    $1.48    $1.29   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   149      169      231      209      177      72
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (04/30/2004)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                  $1.02    $1.21    $1.13    $1.07    $1.07   $1.00
Accumulation unit value at end of period                        $1.18    $1.02    $1.21    $1.13    $1.07   $1.07
Number of accumulation units outstanding at end of period
  (000 omitted)                                                41,343   38,121   38,909   20,731   11,203   4,674
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $0.83    $1.36    $1.41    $1.25    $1.16   $1.00
Accumulation unit value at end of period                        $1.11    $0.83    $1.36    $1.41    $1.25   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    25       61       71       75       59      31
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                  $0.85    $1.03    $1.00       --       --      --
Accumulation unit value at end of period                        $1.01    $0.85    $1.03       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                20,192   30,027   26,289       --       --      --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO -- CASH MANAGEMENT FUND (CLASS 3)*(04/30/2004)
Accumulation unit value at beginning of period                  $1.06    $1.05    $1.03    $1.00    $0.99   $1.00
Accumulation unit value at end of period                        $1.04    $1.06    $1.05    $1.03    $1.00   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                11,536    5,320    3,584    1,771      839     136
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio -- Cash Management Fund at Dec. 31,
  2009 were (1.91%) and (1.89%), respectively.
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO -- DIVERSIFIED BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period                  $1.00    $1.09    $1.06    $1.03    $1.03   $1.00
Accumulation unit value at end of period                        $1.13    $1.00    $1.09    $1.06    $1.03   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                52,732   52,913   49,906   27,709      237     220
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO -- DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period                  $0.93    $1.60    $1.51    $1.29    $1.15   $1.00
Accumulation unit value at end of period                        $1.17    $0.93    $1.60    $1.51    $1.29   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                47,600   45,615   31,206   25,297    8,506      34
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO -- DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period                  $0.71    $1.25    $1.24    $1.09    $1.05   $1.00
Accumulation unit value at end of period                        $0.86    $0.71    $1.25    $1.24    $1.09   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 9,323   10,215   10,759   11,734   14,054   9,019
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO -- GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                  $1.06    $1.08    $1.02    $1.00       --      --
Accumulation unit value at end of period                        $1.12    $1.06    $1.08    $1.02       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                39,552   22,934   24,803   19,914       --      --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO -- HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period                  $0.88    $1.20    $1.20    $1.10    $1.08   $1.00
Accumulation unit value at end of period                        $1.33    $0.88    $1.20    $1.20    $1.10   $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 3,043    3,808    4,514    5,751    3,150     830
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO -- INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period                  $0.94    $1.18    $1.18    $1.11    $1.09   $1.00
Accumulation unit value at end of period                        $1.32    $0.94    $1.18    $1.18    $1.11   $1.09
Number of accumulation units outstanding at end of period
  (000 omitted)                                                23,958   16,287   14,534    6,780        8       8
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO -- MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period                  $0.54    $0.99    $1.00       --       --      --
Accumulation unit value at end of period                        $0.74    $0.54    $0.99       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     3       98       69       --       --      --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO -- S&P 500 INDEX FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period                  $0.80    $1.29    $1.25    $1.11    $1.08   $1.00
Accumulation unit value at end of period                        $0.99    $0.80    $1.29    $1.25    $1.11   $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   155       94      147      142      132      48
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO -- SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period                  $1.00    $1.05    $1.01    $0.99    $1.00   $1.00
Accumulation unit value at end of period                        $1.03    $1.00    $1.05    $1.01    $0.99   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                10,350    5,772    5,294    3,802    1,781     218
-----------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  193

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2009     2008     2007     2006     2005     2004
-----------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO -- GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period                  $0.69    $1.26    $1.24    $1.14    $1.07   $1.00
Accumulation unit value at end of period                        $0.92    $0.69    $1.26    $1.24    $1.14   $1.07
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   910    3,801    2,883       38       38      --
-----------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO -- EMERGING MARKETS FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period                  $1.24    $2.73    $2.01    $1.53    $1.17   $1.00
Accumulation unit value at end of period                        $2.12    $1.24    $2.73    $2.01    $1.53   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 8,001   12,125    7,826    7,742    4,979   2,159
-----------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO -- INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period                  $1.00    $1.71    $1.55    $1.27    $1.14   $1.00
Accumulation unit value at end of period                        $1.25    $1.00    $1.71    $1.55    $1.27   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2        2        2        2        1      --
-----------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO -- DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO -- FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                  $0.59    $0.99    $1.00       --       --      --
Accumulation unit value at end of period                        $0.77    $0.59    $0.99       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                47,054   29,241   19,856       --       --      --
-----------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO -- GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO -- SELECT VALUE FUND)
Accumulation unit value at beginning of period                  $0.79    $1.28    $1.23    $1.08    $1.10   $1.00
Accumulation unit value at end of period                        $1.06    $0.79    $1.28    $1.23    $1.08   $1.10
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --       28       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO -- PARTNERS SMALL CAP VALUE FUND (CLASS 3) (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO -- SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                  $0.88    $1.31    $1.41    $1.19    $1.15   $1.00
Accumulation unit value at end of period                        $1.18    $0.88    $1.31    $1.41    $1.19   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 9,697   11,631   12,674   11,121   10,647   4,456
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $0.79    $1.26    $1.31    $1.15    $1.13   $1.00
Accumulation unit value at end of period                        $1.00    $0.79    $1.26    $1.31    $1.15   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                34,501   43,308   39,815   41,096   23,606   8,260
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $0.46    $0.85    $1.00       --       --      --
Accumulation unit value at end of period                        $0.64    $0.46    $0.85       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 8,046   11,790    4,909       --       --      --
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $0.58    $1.12    $1.00       --       --      --
Accumulation unit value at end of period                        $0.90    $0.58    $1.12       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period                  $1.17    $2.20    $1.93    $1.43    $1.20   $1.00
Accumulation unit value at end of period                        $1.72    $1.17    $2.20    $1.93    $1.43   $1.20
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 8,675   12,927    7,675    6,793    3,916   1,854
-----------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period                  $0.81    $1.38    $1.33    $1.26    $1.15   $1.00
Accumulation unit value at end of period                        $1.14    $0.81    $1.38    $1.33    $1.26   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                12,068   12,713   11,339    6,970    5,234   2,030
-----------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
 194  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..............  p.  3
Rating Agencies..........................  p.  4
Revenues Received During Calendar Year
  2009...................................  p.  4
Principal Underwriter....................  p.  5
Independent Registered Public Accounting
  Firm...................................  p.  5
Condensed Financial Information
  (Unaudited)............................  p.  6
Financial Statements





--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  195

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
1 (800) 333-3437

           RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Company.


      (C)2008-2010 RiverSource Life Insurance Company. All rights reserved.



45300 L (4/10)

PROSPECTUS


APRIL 30, 2010


RIVERSOURCE(R)

SIGNATURE VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

            829 Ameriprise Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 333-3437
            (Corporate Office)
            RIVERSOURCE VARIABLE ANNUITY ACCOUNT/RIVERSOURCE MVA ACCOUNT

NEW RIVERSOURCE SIGNATURE VARIABLE ANNUITY CONTRACTS ARE NOT CURRENTLY BEING OFFERED.

This prospectus contains information that you should know before investing. Prospectuses are also available for:



- AllianceBernstein Variable Products Series Fund, Inc.
- Credit Suisse Trust
- Fidelity(R) Variable Insurance Products - Service Class
- Franklin(R) Templeton(R) Variable Insurance Products Trust
    (FTVIPT) - Class 2
- Goldman Sachs Variable Insurance Trust (VIT)

- Invesco Variable Insurance Funds
    (previously AIM Variable Insurance Funds)

- Janus Aspen Series: Service Shares

- J.P. Morgan Series Trust II
- Lazard Retirement Series, Inc.
- Lincoln Variable Insurance Product Trust (LVIP)
- MFS(R) Variable Insurance Trust(SM)
- Putnam Variable Trust - Class IB Shares
- RiverSource Variable Series Trust (RVST)
- Royce Capital Fund
- Third Avenue Variable Series Trust
- Wanger Advisors Trust


Please read the prospectuses carefully and keep them for future reference.
This contract provides for contract value credits. The death benefits for contracts with such credits may be lower than for contracts without such credits. The amount of the credit may be more than offset by the reduction in the death benefits provided. The credits may be reversed. (See "Valuing Your Investment -- Contract Value Credits.")
THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your investment professional about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.
The contract and/or certain optional benefits described in this prospectus may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.
RiverSource Life offers several different annuities which your investment professional may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


--------------------------------------------------------------------------------
                        RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  1

TABLE OF CONTENTS


KEY TERMS....................................    3
THE CONTRACT IN BRIEF........................    5
EXPENSE SUMMARY..............................    7
CONDENSED FINANCIAL INFORMATION (UNAUDITED)..   12
FINANCIAL STATEMENTS.........................   12
THE VARIABLE ACCOUNT AND THE FUNDS...........   12
THE GUARANTEE PERIOD ACCOUNTS (GPAS).........   18
THE ONE-YEAR FIXED ACCOUNT...................   21
BUYING YOUR CONTRACT.........................   21
CHARGES......................................   23
VALUING YOUR INVESTMENT......................   27
MAKING THE MOST OF YOUR CONTRACT.............   29
WITHDRAWALS..................................   34
TSA -- SPECIAL PROVISIONS....................   35
CHANGING OWNERSHIP...........................   35
BENEFITS IN CASE OF DEATH....................   36
OPTIONAL BENEFITS............................   40
THE ANNUITY PAYOUT PERIOD....................   45
TAXES........................................   47
VOTING RIGHTS................................   50
SUBSTITUTION OF INVESTMENTS..................   51
ABOUT THE SERVICE PROVIDERS..................   51
ADDITIONAL INFORMATION.......................   52
APPENDIX A: 8% PERFORMANCE CREDIT RIDER
  ADJUSTED PARTIAL WITHDRAWAL................   53
APPENDIX B: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)................................   55
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION........   59





--------------------------------------------------------------------------------
 2  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.


ANNUITANT: The person or persons on whose life or life expectancy the annuity payouts are based.


ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of the funds.

GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

GUARANTEE PERIOD: The number of successive 12-month periods that a guaranteed interest rate is credited.


GUARANTEE PERIOD ACCOUNTS (GPAS): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or withdrawals from a GPA done more than 30 days before the end of the guarantee period will receive a market value adjustment, which may result in a gain or loss of principal.



MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its guarantee period.


ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:


- Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code



- Roth IRAs including inherited Roth IRAs under Section 408A of the Code


- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension (SEP) plans under Section 408(k) of the Code


--------------------------------------------------------------------------------
                        RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  3

- Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.


--------------------------------------------------------------------------------
 4  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax).


It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a "tax-free" exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to IRS rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest. (See "Taxes-1035 Exchanges".)



TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.



ACCOUNTS: Generally, you may allocate your purchase payments among the:



- subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (See "The Variable Account and the Funds").


- GPAs which earn interest at rates declared when you make an allocation to that account. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (See "The Guarantee Period Accounts
  (GPAs)")

- one-year fixed account, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account. (See "The One-Year Fixed Account")

BUYING A CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments to your contract. Some states have time limitations for making additional payments. (See "Buying Your Contract")

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. (We reserve the right to limit transfers to the GPAs and the one-year fixed account if the interest rate we are then currently crediting is equal to the minimum interest rate stated in the contract.) (see "Making the Most of Your Contract -- Transferring Among Accounts")

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences. Certain other restrictions may apply. (See "Withdrawals")

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (See "Optional Benefits")

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (See "Benefits in Case of Death")


ANNUITY PAYOUTS: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you


--------------------------------------------------------------------------------
                        RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS 5 buy a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (See "The Annuity Payout Period").

TAXES: Generally, income earned on your contract value grows tax-deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and non-qualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (See "Taxes").


--------------------------------------------------------------------------------
 6  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND WILL PAY WHEN YOU MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE

(Contingent deferred sales charge as a percentage of purchase payments withdrawn)


                     YEARS FROM PURCHASE                                              WITHDRAWAL CHARGE
                       PAYMENT RECEIPT                                                   PERCENTAGE
                              1                                                               7%

                              2                                                               7

                              3                                                               6

                              4                                                               6

                              5                                                               5

                              6                                                               4

                              7                                                               2

                              Thereafter                                                      0



WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- Payouts for a specified period:
If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See "Charges -- Withdrawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")


THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value.)



Variable account administrative charge                                             0.15%

Mortality and expense risk fee                                                     1.25

TOTAL ANNUAL VARIABLE ACCOUNT EXPENSES                                             1.40%


OTHER ANNUAL EXPENSES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                               $30


(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)



GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE                                 0.35%*


(As a percentage of the adjusted contract value charged annually on the contract anniversary.)



8% PERFORMANCE CREDIT RIDER (PCR) FEE                                              0.25%*


(As a percentage of the contract value charged annually on the contract anniversary.)

* This fee apples only if you elect this optional feature.


--------------------------------------------------------------------------------
                        RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  7

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2009, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS


(Including management fee, distribution and/or service (12b-1) fees and other expenses)(1)



                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                 0.64%                4.67%



(1) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

AllianceBernstein VPS Global Thematic Growth Portfolio           0.75%      0.25%    0.25%           --%          1.25%
(Class B)
(previously AllianceBernstein VPS Global Technology
Portfolio (Class B))


AllianceBernstein VPS Intermediate Bond Portfolio (Class B)      0.45       0.25     0.24            --           0.94


AllianceBernstein VPS Large Cap Growth Portfolio (Class B)       0.75       0.25     0.13            --           1.13


Credit Suisse Trust - U.S. Equity Flex I Portfolio               0.70         --     1.11            --           1.81


Fidelity(R) VIP Growth & Income Portfolio Service Class          0.46       0.10     0.14            --           0.70


Fidelity(R) VIP Mid Cap Portfolio Service Class                  0.56       0.10     0.12            --           0.78


Fidelity(R) VIP Overseas Portfolio Service Class                 0.71       0.10     0.17            --           0.98


FTVIPT Franklin Global Real Estate Securities Fund - Class       0.80       0.25     0.31            --           1.36(1)
2


FTVIPT Mutual Shares Securities Fund - Class 2                   0.60       0.25     0.18            --           1.03


FTVIPT Templeton Foreign Securities Fund - Class 2               0.64       0.25     0.15          0.02           1.06(2)


Goldman Sachs VIT Strategic Growth Fund - Institutional          0.75         --     0.10            --           0.85
Shares
(previously Goldman Sachs VIT Capital Growth
Fund - Institutional Shares)


Goldman Sachs VIT Strategic International Equity                 0.89         --     0.18            --           1.07
Fund - Institutional Shares


Goldman Sachs VIT Structured U.S. Equity                         0.64         --     0.08            --           0.72(3)
Fund - Institutional Shares


Invesco V.I. Capital Appreciation Fund, Series I Shares          0.62         --     0.29          0.01           0.92
(previously AIM V.I. Capital Appreciation Fund, Series I
Shares)


Invesco V.I. Capital Development Fund, Series I Shares           0.75         --     0.36          0.01           1.12(4)
(previously AIM V.I. Capital Development Fund, Series I
Shares)


Invesco V.I. Core Equity Fund, Series I Shares                   0.61         --     0.29          0.02           0.92
(previously AIM V.I. Core Equity Fund, Series I Shares)


Janus Aspen Series Enterprise Portfolio: Service Shares          0.64       0.25     0.06            --           0.95


Janus Aspen Series Global Technology Portfolio: Service          0.64       0.25     0.33            --           1.22
Shares


Janus Aspen Series Janus Portfolio: Service Shares               0.64       0.25     0.03            --           0.92


Janus Aspen Series Overseas Portfolio: Service Shares            0.64       0.25     0.06            --           0.95


JPMorgan Insurance Trust U.S. Equity Portfolio - Class 1         0.55         --     0.36            --           0.91(5)
Shares


Lazard Retirement International Equity Portfolio - Service       0.75       0.25     0.17            --           1.17
Shares


Lazard Retirement U.S. Strategic Equity Portfolio - Service      0.75       0.25     3.67            --           4.67(6)
Shares


LVIP Baron Growth Opportunities Fund - Service Class             1.00       0.25     0.09            --           1.34(7)




--------------------------------------------------------------------------------
 8  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

MFS(R) New Discovery Series - Initial Class                      0.90%        --%    0.13%           --%          1.03%

MFS(R) Research Series - Initial Class                           0.75         --     0.15            --           0.90


MFS(R) Utilities Series - Initial Class                          0.73         --     0.09            --           0.82


Putnam VT Growth and Income Fund - Class IB Shares               0.48       0.25     0.16          0.01           0.90(8)


Putnam VT International Equity Fund - Class IB Shares            0.70       0.25     0.20            --           1.15(8)


Putnam VT International Growth Fund - Class IB Shares            0.93       0.25     0.31            --           1.49(9)
(previously Putnam VT International New Opportunities
Fund - Class IB Shares)


Royce Capital Fund - Micro-Cap Portfolio, Investment Class       1.25         --     0.10          0.14           1.49


Royce Capital Fund - Small-Cap Portfolio, Investment Class       1.00         --     0.09            --           1.09


RVST RiverSource Variable Portfolio - Balanced Fund (Class       0.46       0.13     0.14            --           0.73
3)


RVST RiverSource Variable Portfolio - Cash Management Fund       0.33       0.13     0.18            --           0.64
(Class 3)


RVST RiverSource Variable Portfolio - Diversified Bond Fund      0.44       0.13     0.14            --           0.71
(Class 3)


RVST RiverSource Variable Portfolio - Diversified Equity         0.50       0.13     0.13            --           0.76
Income Fund (Class 3)


RVST RiverSource Variable Portfolio - Dynamic Equity Fund        0.44       0.13     0.14          0.01           0.72
(Class 3)


RVST RiverSource Variable Portfolio - High Yield Bond Fund       0.59       0.13     0.14            --           0.86
(Class 3)


RVST RiverSource Variable Portfolio - Short Duration U.S.        0.48       0.13     0.15            --           0.76
Government Fund (Class 3)


RVST Seligman Variable Portfolio - Growth Fund (Class 3)         0.52       0.13     0.15            --           0.80


RVST Seligman Variable Portfolio - Smaller-Cap Value Fund        0.80       0.13     0.16            --           1.09(10)
(Class 3)


Third Avenue Value Portfolio                                     0.90         --     0.43            --           1.33(11)


Wanger International                                             0.85         --     0.20            --           1.05


Wanger USA                                                       0.86         --     0.12            --           0.98





   * The Funds provided the information on their expenses and we have not independently verified the information.


  ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee reductions net expenses would be 1.15%.


 (2) The manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money market fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 1.05%.


 (3) The Investment Adviser has voluntarily agreed to reduce or limit other expenses (subject to certain exclusions) equal on an annualized basis to 0.004% of the Fund's average daily net assets. Prior to July 1, 2009, this fee as a percentage of average daily net assets was 0.044% of the Fund. The expense reductions may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval.


 (4) The Advisor has contractually agreed, through at least April 30, 2011, to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. After fee waivers and expense reimbursements net expenses would be 1.11%. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time.


 (5) The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent the total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.80% of average daily net assets. This contract continues through April 30, 2011, at which time, the Service Providers will determine whether or not to renew or revise it.


 (6) The Investment Manager has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2011. After fee waivers and expense reimbursements, net expenses would be 1.25%.


 (7) Lincoln Investment Advisors Corporation (LIAC) has contractually agreed to reimburse the Fund to the extent that the total annual operating expenses exceed 1.29% of average daily net assets. The agreement will continue at least through April 30, 2011, and will renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.


 (8) The fees reflect projected expenses under a new management contract effective Jan. 1, 2010 and changes in the fund's investor servicing contract.


 (9) The fees reflect projected expenses under a new management contract effective Jan. 1, 2010, changes in the fund's investor servicing contract and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds and Putnam Management's contractual obligation to limit certain fund expenses through April 30, 2011. After expense reimbursements, net expenses would be 1.48%. This obligation may be modified or discontinued only with approval of the Board of Trustees.


(10) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the


--------------------------------------------------------------------------------
                        RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  9

     Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment, will not exceed 1.15%.


(11) The Fund's advisor has contractually agreed, for two years from March 1, 2009, to defer receipt of advisory fees and/or reimburse Fund expenses in order to limit total annual expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.30% of average daily net assets, subject to later reimbursement in certain circumstances. After fee waivers and expense reimbursements net expenses would be 1.30%.




--------------------------------------------------------------------------------
 10  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. This example assumes the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. It assumes that you select the optional GMIB. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                             IF YOU DO NOT WITHDRAW YOUR CONTRACT
                            IF YOU WITHDRAW YOUR CONTRACT                  OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
                     1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

                     $1,387      $2,627      $3,821      $6,364           $687       $2,027      $3,321      $6,364




MINIMUM EXPENSES. This example assumes the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. It assumes that you do not select any optional benefits. Although your actual costs maybe higher or lower, based on these assumptions your costs would be:





                                                                             IF YOU DO NOT WITHDRAW YOUR CONTRACT
                            IF YOU WITHDRAW YOUR CONTRACT                  OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
                     1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

                      $939       $1,334      $1,752      $2,657           $239        $734       $1,252      $2,657




(1) In these examples, the contract administrative charge is $30.



--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  11

CONDENSED FINANCIAL INFORMATION

You can find unaudited condensed financial information for the subaccounts representing the lowest and highest total annual variable account expense combinations in Appendix B.

FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statements date.


THE VARIABLE ACCOUNT AND THE FUNDS

VARIABLE ACCOUNT. The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS. This contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a

--------------------------------------------------------------------------------
 12 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under any asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including, but not limited to, expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue, including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, Variable Portfolio funds, Threadneedle Variable Portfolio funds Seligman Variable Portfolio funds, Disciplined Asset Allocation Portfolio funds and Variable Portfolio funds of funds. In addition, on Sept. 29, 2009, Ameriprise Financial, Inc. entered into an agreement with Bank of America Corporation to buy a portion of the asset management business of Columbia Management Group, LLC, including Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC (the "Transaction"). The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the second quarter of 2010. Certain separate accounts invest in funds sponsored by Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.


  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and making a withdrawal from the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.




- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including, but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating investment professionals who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and investment professionals.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  13

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


--------------------------------------------------------------------------------
 14  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING
FUNDS:



-----------------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------
AllianceBernstein  Seeks long-term growth of capital.               AllianceBernstein L.P.
VPS Global
Thematic Growth
Portfolio (Class
B) (previously
AllianceBernstein
VPS Global
Technology
Portfolio (Class
B))
-----------------------------------------------------------------------------------------------

AllianceBernstein  Seeks to generate income and price               AllianceBernstein L.P.
VPS Intermediate   appreciation without assuming what
Bond Portfolio     AllianceBernstein considers to be undue risk.
(Class B)
-----------------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.               AllianceBernstein L.P.
VPS Large Cap
Growth Portfolio
(Class B)
-----------------------------------------------------------------------------------------------

Credit Suisse      Seeks long-term capital appreciation.            Credit Suisse Asset
Trust - U.S.                                                        Management, LLC
Equity Flex I
Portfolio
-----------------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks high total return through a combination    Fidelity Management &
Growth & Income    of current income and capital appreciation.      Research Company (FMR),
Portfolio Service  Normally invests a majority of assets in         investment manager; FMR
Class              common stocks with a focus on those that pay     U.K., FMR Far East, sub-
                   current dividends and show potential for         advisers.
                   capital appreciation. Invests in domestic and
                   foreign issuers. The Fund invests in either
                   "growth" stocks or "value" stocks or both.
-----------------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally      FMR, investment manager;
Mid Cap Portfolio  invests primarily in common stocks. Normally     FMR U.K., FMR Far East,
Service Class      invests at least 80% of assets in securities     sub-advisers.
                   of companies with medium market
                   capitalizations. May invest in companies with
                   smaller or larger market capitalizations.
                   Invests in domestic and foreign issuers. The
                   Fund invests in either "growth" or "value"
                   common stocks or both.
-----------------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally      FMR, investment manager;
Overseas           invests primarily in common stocks allocating    FMR U.K., FMR Far East,
Portfolio Service  investments across different countries and       Fidelity International
Class              regions. Normally invests at least 80% of        Investment Advisors (FIIA)
                   assets in non-U.S. securities.                   and FIIA U.K., sub-
                                                                    advisers.
-----------------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks high total return.                         Franklin Templeton
Global Real                                                         Institutional, LLC
Estate Securities
Fund - Class 2
-----------------------------------------------------------------------------------------------

FTVIPT Mutual      Seeks capital appreciation, with income as a     Franklin Mutual Advisers,
Shares Securities  secondary goal.                                  LLC
Fund - Class 2
-----------------------------------------------------------------------------------------------

FTVIPT Templeton   Seeks long-term capital growth.                  Templeton Investment
Foreign                                                             Counsel, LLC
Securities
Fund - Class 2
-----------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  15

-----------------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------
Goldman Sachs VIT  Seeks long-term growth of capital.               Goldman Sachs Asset
Strategic Growth                                                    Management, L.P.
Fund - Instituti-
onal Shares
(previously
Goldman Sachs VIT
Capital Growth
Fund - Instituti-
onal Shares)
-----------------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital.               Goldman Sachs Asset
Strategic                                                           Management International
International
Equity
Fund - Instituti-
onal Shares
-----------------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital and dividend   Goldman Sachs Asset
Structured U.S.    income.                                          Management, L.P.
Equity
Fund - Instituti-
onal Shares
-----------------------------------------------------------------------------------------------

Invesco V.I.       Seeks growth of capital.                         Invesco Advisers, Inc.
Capital
Appreciation
Fund, Series I
Shares
(previously AIM
V.I. Capital
Appreciation
Fund, Series I
Shares)
-----------------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.               Invesco Advisers, Inc.
Capital
Development Fund,
Series I Shares
(previously AIM
V.I. Capital
Development Fund,
Series I Shares)
-----------------------------------------------------------------------------------------------

Invesco V.I. Core  Seeks growth of capital.                         Invesco Advisers, Inc.
Equity Fund,
Series I Shares
(previously AIM
V.I. Core Equity
Fund, Series I
Shares)
-----------------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.               Janus Capital Management
Series Enterprise                                                   LLC
Portfolio:
Service Shares
-----------------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.               Janus Capital Management
Series Global                                                       LLC
Technology
Portfolio:
Service Shares
-----------------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital in a manner    Janus Capital Management
Series Janus       consistent with the preservation of capital.     LLC
Portfolio:
Service Shares
-----------------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.               Janus Capital Management
Series Overseas                                                     LLC
Portfolio:
Service Shares
-----------------------------------------------------------------------------------------------

JPMorgan           Seeks high total return from a portfolio of      J.P. Morgan Investment
Insurance Trust    selected equity securities.                      Management Inc.
U.S. Equity
Portfolio - Class
1 Shares
-----------------------------------------------------------------------------------------------

Lazard Retirement  Seeks long-term capital appreciation.            Lazard Asset Management,
International                                                       LLC
Equity
Portfolio - Serv-
ice Shares
-----------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 16  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

-----------------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------
Lazard Retirement  Seeks long-term capital appreciation. long-      Lazard Asset Management,
U.S. Strategic     term capital appreciation.                       LLC
Equity
Portfolio - Serv-
ice Shares
-----------------------------------------------------------------------------------------------

LVIP Baron Growth  Seeks capital appreciation through long-term     Lincoln Investment
Opportunities      investments in securities of small and mid-      Advisors, adviser; BAMCO,
Fund - Service     sized companies with undervalued assets or       Inc., sub-adviser.
Class              favorable growth prospects.
-----------------------------------------------------------------------------------------------

MFS(R) New         Seeks capital appreciation.                      MFS Investment
Discovery                                                           Management(R)
Series - Initial
Class
-----------------------------------------------------------------------------------------------

MFS(R) Research    Seeks capital appreciation.                      MFS Investment
Series - Initial                                                    Management(R)
Class
-----------------------------------------------------------------------------------------------

MFS(R) Utilities   Seeks total return.                              MFS Investment
Series - Initial                                                    Management(R)
Class
-----------------------------------------------------------------------------------------------

Putnam VT Growth   Seeks capital growth and current income.         Putnam Investment
and Income                                                          Management, LLC
Fund - Class IB
Shares
-----------------------------------------------------------------------------------------------

Putnam VT          Seeks capital appreciation.                      Putnam Investment
International                                                       Management, LLC
Equity
Fund - Class IB
Shares
-----------------------------------------------------------------------------------------------

Putnam VT          Seeks long-term capital appreciation.            Putnam Investment
International                                                       Management, LLC
Growth
Fund - Class IB
Shares
(previously
Putnam VT
International New
Opportunities
Fund - Class IB
Shares)
-----------------------------------------------------------------------------------------------

Royce Capital      Seeks long-term growth of capital.               Royce & Associates, LLC
Fund - Micro-Cap
Portfolio,
Investment Class
-----------------------------------------------------------------------------------------------

Royce Capital      Seeks long-term growth of capital.               Royce & Associates, LLC
Fund - Small-Cap
Portfolio,
Investment Class
-----------------------------------------------------------------------------------------------

RVST RiverSource   Seeks maximum total investment return through    RiverSource Investments,
Variable           a combination of capital growth and current      LLC
Portfolio - Bala-  income.
nced Fund (Class
3)
-----------------------------------------------------------------------------------------------

RVST RiverSource   Seeks maximum current income consistent with     RiverSource Investments,
Variable           liquidity and stability of principal.            LLC
Portfolio - Cash
Management Fund
(Class 3)
-----------------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income while         RiverSource Investments,
Variable           attempting to conserve the value of the          LLC
Portfolio - Dive-  investment for the longest period of time.
rsified Bond Fund
(Class 3)
-----------------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and, as a     RiverSource Investments,
Variable           secondary goal, steady growth of capital.        LLC
Portfolio - Dive-
rsified Equity
Income Fund
(Class 3)
-----------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  17

-----------------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------
RVST RiverSource   Seeks capital appreciation.                      RiverSource Investments,
Variable                                                            LLC
Portfolio - Dyna-
mic Equity Fund
(Class 3)
-----------------------------------------------------------------------------------------------

RVST RiverSource   Seeks high current income, with capital growth   RiverSource Investments,
Variable           as a secondary objective.                        LLC
Portfolio - High
Yield Bond Fund
(Class 3)
-----------------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and safety    RiverSource Investments,
Variable           of principal consistent with investment in       LLC
Portfolio - Short  U.S. government and government agency
Duration U.S.      securities.
Government Fund
(Class 3)
-----------------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term capital growth.                  RiverSource Investments,
Variable                                                            LLC
Portfolio - Grow-
th Fund (Class 3)
-----------------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term capital growth.                  RiverSource Investments,
Variable                                                            LLC, adviser; Kenwood
Portfolio - Smal-                                                   Capital Management LLC,
ler-Cap Value                                                       sub-adviser.
Fund (Class 3)
-----------------------------------------------------------------------------------------------

Third Avenue       Seeks long-term capital appreciation.            Third Avenue Management LLC
Value Portfolio
-----------------------------------------------------------------------------------------------

Wanger             Seeks long-term growth of capital.               Columbia Wanger Asset
International                                                       Management, L.P.
-----------------------------------------------------------------------------------------------

Wanger USA         Seeks long-term capital appreciation.            Columbia Wanger Asset
                                                                    Management, L.P.
-----------------------------------------------------------------------------------------------





THE GUARANTEE PERIOD ACCOUNTS (GPAS)

The GPAs may not be available in some states.

You may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time may vary by state. The minimum required investment in each GPA is $1,000. There are restrictions on the amount you can allocate to these accounts as well as on transfers from these accounts (see "Buying Your Contract" and "Transfer policies"). These accounts are not offered after annuity payouts begin.


Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.



The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion ("future rates"). We will determine Future Rates based on various factors including, but not limited to, the interest rate environment, returns we earn on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition and RiverSource Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.



You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below). During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your guarantee period our current practice is to automatically transfer the contract value into the one-year fixed account.


We hold amounts you allocate to the GPAs in a "nonunitized" separate account. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the

--------------------------------------------------------------------------------
 18 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company's general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.


We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations by interest rates. We seek to achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.


We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:


- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies - Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelps) - or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)
We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. This is summarized in the following table:


               IF YOUR GPA RATE IS:                                       THE MVA IS:

Less than the new GPA rate + 0.10%                                         Negative

Equal to the new GPA rate + 0.10%                                          Zero

Greater than the new GPA rate + 0.10%                                      Positive


GENERAL EXAMPLES
As the examples below demonstrate, the application of an MVA may result in either a gain or loss of principal. We refer to all of the transactions described below as "early withdrawals."

ASSUME:
- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  19

- We guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate so the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

                                     1 + I
EARLY WITHDRAWAL AMOUNT X  [(   ---------------   )   (N/12)  - 1]  = MVA
                                  1 + J + .001



       Where i = rate earned in the GPA from which amounts are being transferred or withdrawn.

              j = current rate for a new Guaranteed Period equal to the
                     remaining term in the current Guarantee Period.

              n = number of months remaining in the current Guarantee Period
                     (rounded up).

EXAMPLES

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period.

- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

                      1.030
$1,000 X    [(   ---------------   )   (84/12)  - 1]  = -$39.84
                 1 + .035 + .001


In this example, the MVA is a negative $39.84.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

                      1.030
$1,000 X    [(   ---------------   )   (84/12)  - 1]  = $27.61
                 1 + .025 + .001


In this example, the MVA is a positive $27.61.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 6%. (See
"Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.


--------------------------------------------------------------------------------
 20  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.

THE ONE-YEAR FIXED ACCOUNT

You may allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company's general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare.

The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses. The guaranteed minimum interest rate offered may vary by state but will not be lower than state law allows.

There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see "Buying Your Contract" and "Making the Most of Your Contract -- Transfer policies").

Interest in the one-year fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account, however, disclosures regarding the one-year fixed account, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

BUYING YOUR CONTRACT

New contracts are not currently being offered. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable.


As the owner, you have all rights and may receive all benefits under the contract. You can own a qualified or nonqualified annuity. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner if you are 90 or younger. (The age limit may be younger for qualified annuities in some states.)


When you applied, you selected (if available in your state):

- a death benefit option if both you and the annuitant are 79 or younger at contract issue(1);

- the optional Guaranteed Minimum Income Benefit Rider(2);

- the optional 8% Performance Credit Rider(2);

- the one-year fixed account, GPAs and/or subaccounts in which you want to invest(3);

- how you want to make purchase payments;

- the date you want to start receiving annuity payouts (the retirement date);
  and

- a beneficiary.

(1) If you and the annuitant are 79 or younger at contract issue, you may select the ROP, MAV or EDB death benefit. The EDB not be available in all states. If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply.
(2) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is only available if the annuitant is 75 or younger at contract issue. If you select the GMIB you must select either the MAV death benefit or the EDB.
(3) Some states may restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs are not available under contracts issued in Maryland, Oregon, Pennsylvania or Washington and may not be available in other states.

The contract provides for allocation of purchase payments to the subaccounts of the variable account, to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs. For contracts with applications signed on or after June 16, 2003, the amount of any purchase payment allocated to the GPAs and the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may

--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS 21 be so allocated if you establish a dollar cost averaging arrangement with respect to the purchase payment according to procedures currently in effect, or you are participating according to the rules of an asset allocation model portfolio program available under the contract, if any.

We apply your initial purchase payments to the GPAs, one-year fixed account and subaccounts you select. If we receive your purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

You may make monthly payments to your contract under a SIP. You must make an initial purchase payment of at least $5,000 in South Carolina, Texas or Washington or $2,000 in all other states. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts begin on the retirement date. When we processed your application, we established the retirement date to be the maximum age for nonqualified annuities and Roth IRAs and for qualified annuities the date specified below. You can also select a date within the maximum limits. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin.


FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

- no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75, or such other date as agreed upon by us.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the retirement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age
  70 1/2).

If you satisfy your required minimum distributions in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.

BENEFICIARY
We will pay to your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is more than one beneficiary, we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS
Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of your contract.

MINIMUM PURCHASE PAYMENTS
  $50 for SIPs

  $100 for all other payments

MAXIMUM TOTAL PURCHASE PAYMENTS*
  $1,000,000 for issue ages up to 85

  $100,000 for issue ages 86 to 90

* These limits apply in total to all RiverSource Life annuities you own. We reserve the right to waive or increase maximum limits. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


--------------------------------------------------------------------------------
 22  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER


Send your check along with your name and contract number to:


RIVERSOURCE LIFE INSURANCE COMPANY
829 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

 2 BY SIP

Contact your investment professional to complete the necessary SIP paperwork.

LIMITATIONS ON USE OF CONTRACT
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

CHARGES

ALL CONTRACTS

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary or, if earlier, when the contract is fully withdrawn. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value. Some states limit the amount of any contract charge allocated to the one-year fixed account.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE
We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1.25% of their average daily net assets on an annual basis. This fee includes coverage under any of the three death benefit options. This fee covers the mortality and expense risk that we assume. This fee does not apply to the GPAs or the one-year fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  23

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge will cover sales and distribution expenses.

WITHDRAWAL CHARGE

If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from any purchase payment we received less than eight years before the date of withdrawal. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustments (MVA).")


Each time you make a purchase payment under the contract, a withdrawal charge attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to a schedule shown in the contract. For example, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 7%. The withdrawal charge percentage for that payment during the seventh year after it is made is 2%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no withdrawal charge as to that payment.

You may withdraw an amount during any contract year without incurring a withdrawal charge. We call this amount the Total Free Amount ("TFA"). The TFA is the amount of your contract value that you may withdraw without incurring a withdrawal charge. Amounts withdrawn in excess of the Total Free Amount may be subject to a withdrawal charge as described below. The Total Free Amount is defined as the maximum of (a) and (b) where:

(a) is 10% of your prior anniversary's contract value; and

(b) is current contract earnings.

NOTE: We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, GPA or the one-year fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero. We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn
(PPW) in numbers three and four above as:

                    (ACV - XSF)
PPW   =   XSF   +   -----------   X   (PPNPW - XSF)
                     (CV - TFA)


If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.

We determine your withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.


--------------------------------------------------------------------------------
 24  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn.


    YEARS FROM PURCHASE            WITHDRAWAL CHARGE
      PAYMENT RECEIPT                 PERCENTAGE

             1                             7%

             2                             7

             3                             6

             4                             6

             5                             5

             6                             4

             7                             2

             Thereafter                    0


For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.


The amount of purchase payments withdrawn is calculated using a prorated formula based on the percentage of contract value being withdrawn. As a result, the amount of purchase payments withdrawn may be greater than the amount of contract value withdrawn.





WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- Payouts for a specified period:
If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See "Charges -- Withdrawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")


WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:

- We receive these payments:

  - $10,000 initial;

  - $8,000 on the fifth contract anniversary;

  - $6,000 on the eighth contract anniversary; and

- You withdraw the contract for its total withdrawal value of $38,101 during the eleventh contract year and make no other withdrawals during that contract year; and

- The prior anniversary contract value is $38,488.

WITHDRAWAL
  CHARGE      EXPLANATION
   $  0       $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and
      0       $10,252.20 is contract earnings in excess of the 10% TFA withdrawal amount withdrawn without withdrawal charge; and
      0       $10,000 initial purchase payment was received eight or more years before withdrawal and is withdrawn without withdrawal charge; and
    400       $8,000 purchase payment is in its fifth year from receipt, withdrawn with a
              5% withdrawal charge; and
    360       $6,000 purchase payment is in its third year from receipt, withdrawn with a
              6% withdrawal charge.
   ----
   $760


WAIVER OF WITHDRAWAL CHARGE
We do not assess a withdrawal charge for:

- withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent they exceed contract earnings;


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  25

- required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which withdrawal charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force;


- contracts settled using an annuity payout plan;

- death benefits;

- withdrawals you make under your contract's "Waiver of Withdrawal Charges" provision. To the extent permitted by state law, your contract will include this provision when you and the annuitant are under age 76 at contract issue. We will waive withdrawal charges that we normally assess upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. (See your contract for additional conditions and restrictions on this waiver); and

- to the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.


OPTIONAL LIVING BENEFIT CHARGES


GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE
We charge a fee (currently 0.35%) based on the adjusted contract value for this optional feature only if you select it. If selected, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate the GMIB fee among the subaccounts, GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the GMIB fee from the proceeds payable adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin.

We calculate the fee as follows: 0.35% X (CV + ST - FAV)

 CV = contract value on the contract anniversary.

 ST = transfers from the subaccounts to the GPAs or the one-year fixed account made six months before the contract anniversary.

 FAV = the value of your GPAs and the one-year fixed account.

The result of ST - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts, and not on the GPAs or the one-year fixed account.

EXAMPLE
- You purchase the contract with a payment of $50,000 and allocate all of your payment to the subaccounts.

- During the first contract year your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.

- On the first contract anniversary the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.

- The GMIB fee percentage is 0.35%.


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 26  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

We calculate the charge for the GMIB as follows:
  Contract value on the contract anniversary:                          $73,250.00
  plus transfers from the subaccounts to the one-year fixed account
  in the six months before the contract anniversary:                   +15,000.00
  minus the value of the one-year fixed account on the contract
  anniversary:                                                         -15,250.00
                                                                       ----------
                                                                       $73,000.00
  The GMIB fee charged to you: 0.35% x $73,000 =                       $   255.50


8% PERFORMANCE CREDIT RIDER (PCR) FEE
We charge a fee of 0.25% of your contract value for this optional feature only if you select it. If selected, we deduct the PCR fee from your contract value on your contract anniversary date at the end of each contract year. We prorate this fee among the subaccounts, GPAs and the one-year fixed account in the same proportion as your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee from the proceeds payable adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.

VALUING YOUR INVESTMENT

We value your accounts as follows:

GPAS AND ONE-YEAR FIXED ACCOUNT
We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of these accounts equals:


- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs (including any positive or negative MVA on amounts transferred from the GPAs to the one-year fixed account);


- plus any contract value credits allocated to the GPAs and the one-year fixed account;

- plus interest credited;


- minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out;


- minus any prorated portion of the contract administrative charge; and

- minus the prorated portion of the fee for any of the following optional benefits you have selected:

  - Guaranteed Minimum Income Benefit rider

  - Performance Credit rider

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge, or fee for any optional contract riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  27

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any contract value credits allocated to the subaccounts;


- transfers into or out of the subaccounts (including any positive or negative MVA on amounts transferred from the GPAs);


- partial withdrawals;

- withdrawal charges;

and the deduction of a prorated portion of:

- the contract administrative charge; and

- the fee for any of the following optional benefits you have selected:

  - Guaranteed Minimum Income Benefit rider

  - Performance Credit rider


Accumulation unit values will fluctuate due to:


- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fee and the variable account administrative charge.

CONTRACT VALUE CREDITS
You are eligible to receive a contract value credit if you select the ROP Death Benefit. Before annuity payouts begin while this contract is in force we will apply contract value credits to your contract beginning on the eighth contract anniversary if there are "eligible purchase payments." Generally, we will apply contract value credits on an annual basis at your contract anniversary. However, we reserve the right to apply contract value credits on a quarterly or a monthly basis.

ELIGIBLE PURCHASE PAYMENTS: purchase payments not previously withdrawn that are no longer subject to a withdrawal charge (i.e., that are eight or more years old).

  ANNUAL CONTRACT VALUE CREDIT FORMULA: 0.50% X (CV X (EPP / TPP))

CV   =    contract value at the time of the calculation.
EPP  =    eligible purchase payments at the time of the calculation.
TPP  =    total purchase payments at the time of the calculation.


If we calculate and apply contract value credits on a quarterly basis, we will change the percentage we use in the calculation from 0.50% to 0.125%. If we calculate and apply the credit on a monthly basis, we will change the percentage we use in the calculation from 0.50% to 0.04167%.

We allocate contract value credits to the fixed accounts and subaccounts according to the asset allocation instructions that you have in place at the time we apply the contract value credit. We continue to apply contract value credits for the life of your contract until total withdrawal or annuity payouts begin. The contract value credits will be taxable when we distribute contract value to you.

The contract value credit is available because of lower costs associated with a reduced death benefit guarantee. Because the guaranteed death benefit is lower in situations where the contract value credit is paid, there may be circumstances where you may be worse off for having received the credit than in other contracts. In particular, if the market were to decline, and a death benefit became payable, the amount paid might be less.

EXAMPLE
- You purchase a contract with a payment of $100,000 and you select the ROP Death Benefit.

- You make an additional payment on the fourth contract anniversary of $60,000.

- Your contract value on the eighth contract anniversary grows to $250,000. We choose to apply contract value credits on an annual basis. Your eligible purchase payment on the eighth contract anniversary is the original $100,000 payment; the

--------------------------------------------------------------------------------
 28 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS additional $60,000 payment made on the fourth contract anniversary is still subject to a withdrawal charge. We calculate the contract value credit as follows:

     0.50% x ($250,000 x ($100,000 / $160,000) = $781.25

After application of the contract value credit, your contract value on the eighth contract anniversary would be $250,781.25.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.


HOW DOLLAR-COST AVERAGING WORKS

                                                                                           NUMBER
By investing an equal number of                               AMOUNT     ACCUMULATION     OF UNITS
dollars each month ...                              MONTH    INVESTED     UNIT VALUE     PURCHASED

                                                     Jan       $100           $20           5.00

                                                     Feb        100            18           5.56

you automatically buy                                Mar        100            17           5.88

more units when the                    (ARROW)       Apr        100            15           6.67

per unit market price is low...                      May        100            16           6.25

                                                     Jun        100            18           5.56

                                                     Jul        100            17           5.88

and fewer units                                      Aug        100            19           5.26

when the per unit                      (ARROW)       Sept       100            21           4.76

market price is high.                                Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.

TIERED DOLLAR-COST AVERAGING (TIERED DCA) PROGRAM
If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for the Tiered DCA program. Under the Tiered DCA program, you can allocate a new purchase payment to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:

IF YOUR NET CONTRACT VALUE(1) IS ...   WE ALLOCATE YOUR NEW PURCHASE PAYMENTS TO:

           $10,000-$49,999                        Tier 1 DCA account

           $50,000 or more                        Tier 2 DCA account(2)


(1) "Net contract value" equals your current contract value plus any new purchase payment you make. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.
(2) You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.


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                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  29

You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for only six months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the GPAs, the one-year fixed account and/or subaccounts you select over the six-month period. If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

We reserve the right to credit a lower interest rate to each Tiered DCA account if you select the GPAs or the one-year fixed account as part of your Tiered DCA transfers. We credit higher rates on the Tier 2 DCA account than on the Tier 1 DCA account. We will change the interest rate on each Tiered DCA account from time to time at our discretion. From time to time, we may credit interest to the Tiered DCA account at promotional rates that are higher than those we credit to the one-year fixed account. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes. We credit each Tiered DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.

If you make additional purchase payments while a Tiered DCA account term is in progress, the amounts you allocate to an existing Tiered DCA account will be transferred out of the Tiered DCA account over the remainder of the term. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple payments after the six-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account. For more information on the Tiered DCA program, contact your investment professional.

The Tiered DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

ASSET REBALANCING
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Tiered DCA program and you change your subaccount asset allocation for the asset rebalancing program, we will change your subaccount asset allocation under the Tiered DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract

--------------------------------------------------------------------------------
 30 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.

TRANSFERRING AMONG ACCOUNTS
You may transfer contract value from any one subaccount, GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.

The date your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

We may suspend or modify transfer privileges at any time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.


TRANSFER POLICIES
- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer. We reserve the right to further limit transfers to the GPAs and one-year fixed account if the interest rate we are then currently crediting to the one-year fixed account is equal to the minimum interest rate stated in the contract.

- It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. For contracts issued before June 16, 2003, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

  For contracts with applications signed on or after June 16, 2003, the amount of contract value transferred to the GPAs and the one-year fixed account cannot result in the value of the GPAs and the one-year fixed account in total being greater than 30% of the contract value. The time limitations on transfers from the GPAs and one-year fixed account will be enforced, and transfers out of the GPAs and one-year fixed account are limited to 30% of the GPA and one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the GPAs will be effective on the valuation date we receive it.

- If you select a variable payout, once annuity payouts begin, you may make transfers once per contract year among the subaccounts and we reserve the right to limit the number of subaccounts in which you may invest.

- Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.



MARKET TIMING
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be

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                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  31
greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER, AND THE DETAILS OF YOUR

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 32  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to our corporate office:

RIVERSOURCE LIFE INSURANCE COMPANY
829 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:  Contract value or entire account balance

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.


 2  BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS

Your investment professional can help you set up automated transfers or partial withdrawals among your GPAs, one-year fixed account or the subaccounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. For contracts issued before June 16, 2003, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

  For contracts with applications signed on or after June 16, 2003, the time limitations on transfers from the one-year fixed account will be enforced, and transfers out of the one-year fixed account are limited to 30% of the one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  33

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT
Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

 3 BY PHONE


Call:
(800) 333-3437


MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

WITHDRAWALS


You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. If we receive your withdrawal request in good order at our corporate office before the close of business, we will process your withdrawal using accumulation unit value we calculate on the valuation date we received your withdrawal request. If we receive your withdrawal request our corporate office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. We may ask you to return the contract. You may have to pay contract charges, withdrawal charges or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")



Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced (see "Optional Benefits"). In addition, withdrawals you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see
"Taxes -- Qualified Annuities -- Required Minimum Distributions").


WITHDRAWAL POLICIES
If you have a balance in more than one account and you request a partial withdrawal, we will automatically withdraw from all your subaccounts, GPAs and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise. After executing a partial withdrawal, the value in the one-year fixed account and each GPA and subaccount must be either zero or at least $50.


RECEIVING PAYMENT


By regular or express mail:



- payable to you;



- mailed to address of record.



NOTE: We will charge you a fee if you request express mail delivery.



Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:



  - the withdrawal amount includes a purchase payment check that has not cleared;



--------------------------------------------------------------------------------
 34  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

  - the NYSE is closed, except for normal holiday and weekend closings;



  - trading on the NYSE is restricted, according to SEC rules;



  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or



  - the SEC permits us to delay payment for the protection of security holders.


TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

  - you severed employment with the employer who purchased the contract;

  - the distribution is because of your death;


  - the distribution is due to plan termination; or



  - you are a military reservist.


- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes")

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or

--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS 35 riders just as if they were purchasing a new contract. If you have a GMIB rider, the rider will terminate upon transfer of ownership. (See "Optional Benefits.")

BENEFITS IN CASE OF DEATH

There are three death benefit options under this contract:

- Return of Purchase Payments (ROP) Death Benefit;

- Maximum Anniversary Value (MAV) Death Benefit; and

- Enhanced Death Benefit (EDB) rider.

If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply. If both you and the annuitant are 79 or younger at contract issue, you can elect either the ROP death benefit, the MAV death benefit or EDB death benefit rider (if its available in your state) on your application. If you select GMIB you must select either the MAV death benefit or the EDB death benefit rider. Once you elect an option, you cannot change it. We show the option that applies in your contract.

There are no additional charges for any of the death benefit options. However, if you select ROP death benefit you may be eligible for contract value credits (see "Valuing Your Investments -- Contract Value Credits").

Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you chose when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.


RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROP)

The ROP is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of these two values, minus any applicable rider charges:

1. contract value; or

2. total purchase payments applied to the contract minus adjusted partial withdrawals.


                                                                     PW X DB
ADJUSTED PARTIAL WITHDRAWALS FOR THE ROP OR MAV DEATH BENEFIT   =    -------
                                                                        CV



  PW = the amount by which the contract value is reduced as a result of the partial withdrawal.

  DB = the death benefit on the date of (but prior to) the partial withdrawal.

  CV = contract value on the date of (but prior to) the partial withdrawal.

EXAMPLE

- You purchase the contract with a payment of $20,000.

- On the first contract anniversary you make an additional purchase payment of $5,000.

- During the second contract year the contract value falls to $22,000 and you take a $1,500 partial withdrawal.

- During the third contract year the contract value grows to $23,000.


WE CALCULATE THE ROP DEATH BENEFIT AS FOLLOWS:
Contract value at death:                                                               $23,000.00
                                                                                       ----------
Purchase payments minus adjusted partial withdrawals:
        Total purchase payments:                                                       $25,000.00
        minus adjusted partial withdrawals calculated as:

        $1,500 x $25,000
        ----------------  =                                                             -1,704.55
             $22,000
                                                                                       ----------
        for a death benefit of:                                                        $23,295.45
                                                                                       ----------




  ROP DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE TWO VALUES:  $23,295.45


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be

--------------------------------------------------------------------------------
 36 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your investment professional whether or not the MAV death benefit is appropriate for your situation.

If both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV death benefit to your contract. If you select the Guaranteed Minimum Income Benefit Rider you must select either the MAV death benefit or the EDB death benefit rider.

The MAV death benefit provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of these three values, minus any applicable rider charges:

1. contract value;

2. total purchase payments applied to the contract minus adjusted partial withdrawals; or

3. the maximum anniversary value immediately preceding the date of death plus any purchase payments applied to the contract since that anniversary minus adjusted partial withdrawals since that anniversary.

MAXIMUM ANNIVERSARY VALUE (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.

EXAMPLE
- You purchase the contract with a payment of $20,000.

- On the first contract anniversary the contract value grows to $29,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

We calculate the MAV death benefit as follows:
Contract value at death:                                                                 $20,500.00
                                                                                         ----------
Purchase payments minus adjusted partial withdrawals:
           Total purchase payments:                                                      $20,000.00
           minus adjusted partial withdrawals, calculated as:
           $1,500 x $20,000
                $22,000      =                                                            -1,363.64
                                                                                         ----------
           for a death benefit of:                                                       $18,636.36
                                                                                         ----------
The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:
           MAV on the prior anniversary:                                                 $29,000.00
           plus purchase payments made since the prior anniversary:                           +0.00
           minus adjusted partial withdrawals, calculated as:
           $1,500 x $29,000
           ----------------  =                                                            -1,977.27
                $22,000
                                                                                         ----------
           for a death benefit of:                                                       $27,022.73
                                                                                         ----------



  THE MAV DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES:
  $27,022.73

ENHANCED DEATH BENEFIT (EDB)

The EDB is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The EDB does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your investment professional whether or not the EDB is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB to your contract. If you select the Guaranteed Minimum Income Benefit Rider you must select either the MAV death benefit or the EDB rider.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  37

The EDB provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of these three values, minus any applicable rider charges:

1. contract value;

2. total purchase payments applied to the contract minus adjusted partial withdrawals; or

3. the 5% rising floor.

5% RISING FLOOR: This is the sum of the value of your GPAs, the one-year fixed account and the variable account floor. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we establish the variable account floor as:

- the amounts allocated to the subaccounts at issue increased by 5%;

- plus any subsequent amounts allocated to the subaccounts;

- minus adjusted transfers and partial withdrawals from the subaccounts.

Thereafter, we continue to add subsequent purchase payments allocated to the subaccounts and subtract adjusted transfers and partial withdrawals from the subaccounts. On each contract anniversary after the first, through age 80, we add an amount to the variable account floor equal to 5% of the prior anniversary's variable account floor. We stop adding this amount after you or the annuitant reach age 81.

                                                                PWT X VAF
5% RISING FLOOR ADJUSTED TRANSFERS OR PARTIAL WITHDRAWALS   =   ---------
                                                                    SV



PWT   =   the amount by which the contract value in the subaccounts is reduced as a result of the partial withdrawal or transfer from the subaccounts.
VAF   =   variable account floor on the date of (but prior to) the transfer or partial withdrawal.
SV    =   value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.


EXAMPLE
- You purchase the contract with a payment of $25,000 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts.

- On the first contract anniversary, the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200.

- During the second contract year the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.


--------------------------------------------------------------------------------
 38  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

The death benefit is calculated as follows:
Contract value at death:                                                                $ 22,800.00
                                                                                        -----------
Purchase payments minus adjusted partial withdrawals:
           Total purchase payments:                                                     $ 25,000.00
           minus adjusted partial withdrawals, calculated as:
           $1,500 x $25,000
           ----------------  =
                $24,300                                                                   -1,543.21
                                                                                        -----------
           for a death benefit of:                                                      $ 23,456.79
                                                                                        -----------
The 5% rising floor:
           The variable account floor on the first contract anniversary, calculated as:
           1.05 x $20,000 =                                                             $ 21,000.00
           plus amounts allocated to the subaccounts since that anniversary:                  +0.00
           minus the 5% rising floor adjusted partial withdrawal from the subaccounts, calculated as:
           $1,500 x $21,000
           ----------------  =
                $19,000                                                                  -$1,657.89
                                                                                        -----------
           variable account floor benefit:                                              $ 19,342.11
           plus the one-year fixed account value:                                         +5,300.00

                                                                                        -----------
           5% rising floor (value of the GPAs, the one-year fixed account and the
           variable account floor):                                                     $ 24,642.11
                                                                                        -----------




  THE EDB DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES:
  $24,642.11

IF YOU DIE BEFORE YOUR RETIREMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must give us written instructions to continue the contract as owner. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The GMIB rider, if selected, will terminate. (See "Optional Benefits.")


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


  Your spouse may elect to assume ownership of the contract at any time before annuity payments begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be

--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS 39 subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The GMIB rider, if selected, will terminate. (See "Optional Benefits.")

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.


  In the event of your beneficiary's death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary. If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate.


- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees payouts to a beneficiary after your death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)
The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. You should consider whether the GMIB rider is appropriate for your situation because:

- you must hold the GMIB for seven years;

- the GMIB rider terminates* 30 days following the contract anniversary after the annuitant's 86th birthday;

- you can only exercise the GMIB within 30 days after a contract anniversary;

- the 6% rising floor value we use in the GMIB benefit base to calculate annuity payouts under the GMIB is limited after age 81; and

- there are additional costs associated with the rider.

* The rider and annual fee terminate 30 days following the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

If you are purchasing the contract as a qualified annuity, such as an IRA, and you are planning to begin annuity payouts after the date on which minimum distributions required by the IRS must begin, you should consider whether the GMIB is appropriate for you. Partial withdrawals you take from the contract, including those taken to satisfy required minimum distributions, will reduce the GMIB benefit base (defined below), which in turn may reduce or eliminate the amount of any annuity payments available under the rider (see
"Taxes -- Qualified Annuities -- Required Minimum Distributions"). Consult a tax advisor before you purchase any GMIB with a qualified annuity, such as an IRA.

If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this optional benefit at the time you purchase your contract for an additional annual charge (see "Charges"). You cannot select this rider if you select the 8% Performance Credit Rider. You must elect the GMIB along with either the MAV death benefit or the EDB death benefit rider at the time you purchase your contract and your rider effective date will be the contract issue date. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether a GMIB rider is appropriate for your situation. Be sure to discuss with your investment professional whether either GMIB rider option is appropriate for your situation.

In some instances we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB on the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, transfers and withdrawals in the GMIB calculations.


--------------------------------------------------------------------------------
 40  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

INVESTMENT SELECTION UNDER THE GMIB: You may allocate your purchase payments or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in the RiverSource Variable Portfolio -- Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.

EXERCISING THE GMIB:
- you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

- the annuitant on the retirement date must be between 50 and 86 years old.

- you can only take an annuity payout under one of the following annuity payout plans:

  - Plan A - Life Annuity -- no refund

  - Plan B - Life Annuity with ten years certain

  - Plan D - Joint and last survivor life annuity -- no refund

- you may change the annuitant for the payouts.

When you exercise your GMIB, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 2.5%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

Pt-1 (1 + I)
------------  = Pt
    1.05



Pt-1  = prior annuity payout
Pt    = current annuity payout
i     = annualized subaccount performance


Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base (described below) equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates we use in the 2.5% Table to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates which may result in annuity payouts that are less than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you will receive the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.

GMIB BENEFIT BASE: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of:

1. contract value;

2. total purchase payments minus adjusted partial withdrawals; or

3. the 6% rising floor.

6% RISING FLOOR: This is the sum of the value of the GPAs, one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

- the initial purchase payments allocated to the subaccounts increased by 6%;


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  41

- plus any subsequent amounts allocated to the subaccounts; and

- minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 6% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.

Keep in mind that the 6% rising floor is limited after age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payments you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments. If we exercise this right, we:

- subtract each payment adjusted for market value from the contract value.

- subtract each payment from the 6% rising floor. We adjust the payments made to the GPAs and the one-year fixed account for market value. We increase payments allocated to the subaccounts by 6% for the number of full contract years they have been in the contract before we subtract them from the 6% rising floor.

For each payment, we calculate the market value adjustment to the contract value, the GPAs and the one-year fixed account value of the 6% rising floor as:

PMT  X    CVG
-------------
     ECV


      PMT = each purchase payment made in the five years before you exercise the GMIB.

      CVG = current contract value at the time you exercise the GMIB.

      ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments and partial withdrawals occur at the beginning of a contract year.

  For each payment, we calculate the 6% increase of payments allocated to the subaccounts as:

  PMT X (1.06)(CY)

  CY = the full number of contract years the payment has been in the contract.

TERMINATING THE GMIB
- You may terminate the rider within 30 days after the first rider anniversary.

- You may terminate the rider any time after the seventh rider anniversary.

- The rider will terminate on the date:

  - you make a full withdrawal from the contract;

  - a death benefit is payable; or

  - you choose to begin taking annuity payouts under the regular contract provisions.

- The GMIB rider will terminate* 30 days following the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate 30 days following the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

EXAMPLE
- You purchase the contract during the 2004 calendar year with a payment of $100,000 and you allocate all of your purchase payment to the subaccounts.

- There are no additional purchase payments and no partial withdrawals.

- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.


--------------------------------------------------------------------------------
 42  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:


CONTRACT                                                                                                      GMIB
ANNIVERSARY                                CONTRACT VALUE     PURCHASE PAYMENTS       6% RISING FLOOR     BENEFIT BASE

1                                             $107,000             $100,000               $106,000

2                                              125,000              100,000                112,360

3                                              132,000              100,000                119,102

4                                              150,000              100,000                126,248

5                                               85,000              100,000                133,823

6                                              120,000              100,000                141,852

7                                              138,000              100,000                150,363          $150,363

8                                              152,000              100,000                159,388           159,388

9                                              139,000              100,000                168,948           168,948

10                                             126,000              100,000                179,085           179,085

11                                             138,000              100,000                189,830           189,830

12                                             147,000              100,000                201,220           201,220

13                                             215,000              100,000                213,293           215,000

14                                             234,000              100,000                226,090           234,000

15                                             240,000              100,000                239,655           240,000


NOTE: The 6% rising floor value is limited after age 81, but the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity option) would be:


                                                                                            MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                                                PLAN A -             PLAN B -          PLAN D JOINT AND
ANNIVERSARY                                                         LIFE ANNUITY --     LIFE ANNUITY WITH     LAST SURVIVOR LIFE
AT EXERCISE                              GMIB BENEFIT BASE             NO REFUND        TEN YEARS CERTAIN    ANNUITY -- NO REFUND

10                                  $179,085 (6% Rising Floor)         $  872.14            $  850.65              $  691.27

15                                   240,000 (Contract Value)           1,346.40             1,286.40               1,034.40


The payouts above are shown at guaranteed annuity rates we use in the 2.5% Table. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:


CONTRACT                                                         PLAN A -             PLAN B -          PLAN D JOINT AND
ANNIVERSARY                                                  LIFE ANNUITY --     LIFE ANNUITY WITH     LAST SURVIVOR LIFE
AT EXERCISE                           GMIB BENEFIT BASE         NO REFUND        TEN YEARS CERTAIN    ANNUITY -- NO REFUND

10                                         $126,000             $  650.16            $  632.52              $  520.38

15                                          240,000              1,416.00             1,351.20               1,096.80


In the example above, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

8% PERFORMANCE CREDIT RIDER (PCR)
The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the seventh and tenth rider anniversaries (see below). This is an optional benefit you may select for an additional annual charge of 0.25% of your contract value. The PCR does not provide any additional benefit before the seventh rider anniversary and it may not be appropriate for issue ages 83 or older due to this required holding period. Be sure to discuss with your investment professional whether or not the PCR is appropriate for your situation.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  43

If the PCR is available in your state, you may choose to add this benefit to your contract at issue. You cannot select the PCR if you select the GMIB.

In some instances we may allow you to add the PCR to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the PCR on the next contract anniversary and this would become the rider effective date. For purposes of calculating the target value under these circumstances, we consider the contract value on the rider effective date to be the first contract year's purchase payments.

INVESTMENT SELECTION UNDER THE PCR: You may allocate your purchase payments or transfers to any of the subaccounts, GPAs or the one-year fixed account. However, we reserve the right to limit the aggregate amount in the GPAs and the one-year fixed account and amounts you allocate to subaccounts investing in the RiverSource Variable Portfolio -- Cash Management Fund to 10% of your total contract value. If we are required to activate this restriction, and you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.

TARGET VALUE: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year's purchase payments minus the target value adjusted partial withdrawals accumulated at an annual effective rate of 8%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary's target value and any additional purchase payments minus the target value adjusted partial withdrawals at an annual effective rate of 8%.

                                                PW X TV-
TARGET VALUE ADJUSTED PARTIAL WITHDRAWALS   =      CV


  PW = the partial withdrawal including any applicable withdrawal charge or MVA.

  TV  = the target value on the date of (but prior to) the partial withdrawal.

  CV  = contract value on the date of (but prior to) the partial withdrawal.

YOUR BENEFITS UNDER THE PCR ARE AS FOLLOWS:

(a) If on the seventh rider anniversary your contract value is less than the target value, we will add a PCR credit to your contract equal to:

  3% X (PP - PCRPW - PP5)

     PP = total purchase payments.

  PCRPW = PCR adjusted partial withdrawals. The PCR adjusted partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the tenth year rider anniversary). For a more detailed description of the PCR adjusted partial withdrawal please see Appendix A.

     PP5 = purchase payments made in the prior five years.

We apply the PCR credit to your contract on the seventh rider anniversary and allocate it among the fixed accounts and subaccounts according to your current asset allocation.

(b) If on the tenth rider anniversary your contract value is less than the target value, we will add a PCR credit to your contract equal to:

  5% X (PP - PCRPW - PP5)

We restart the calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year's payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each seven- and ten-year period as described above.

PCR RESET: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year's payments for the calculating the target value and any applicable PCR credit. The next calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.

TERMINATING THE PCR
- You may terminate the PCR within 30 days following the first contract anniversary after the PCR rider effective date.

- You may terminate the PCR within 30 days following the later of the tenth contract anniversary after the PCR rider effective date or the last rider reset date.


--------------------------------------------------------------------------------
 44  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

- The PCR will terminate on the date:

  - you make a full withdrawal from the contract;

  - that a death benefit is payable; or

  - you choose to begin taking annuity payouts.

EXAMPLE
- You purchase the contract with a payment of $104,000.

- There are no additional purchase payments and no partial withdrawals.

- On the seventh contract anniversary, the contract value is $150,000.

- We determine the target value on the seventh contract anniversary as your purchase payments (there are no partial withdrawals to subtract) accumulated at an annual effective rate of 8% or:

  $104,000 x (1.08)(7) = $104,000 x 1.71382 = $178,237.72.

  Your contract value ($150,000) is less than the target value ($178,237.72) so we will add a PCR credit to your contract equal to 3% of your purchase payments (there are no partial withdrawals or purchase payments made in the last five years to subtract), which is:

  0.03 x $104,000 = $3,120.

  After application of the PCR credit, your total contract value would be $153,120.

- On the tenth contract anniversary, the contract value is $220,000.

- We determine the target value on the tenth contract anniversary as your purchase payments (there are no partial withdrawals to subtract) accumulated at an annual effective rate of 8% or:

  $104,000 x (1.08)(10) = $104,000 x 2.158924 = $224,528.20.

  Your contract value ($220,000) is less than the target value ($224,528.20) so we will add a PCR credit to your contract equal to 5% of your purchase payments (there are no partial withdrawals or purchase payments made in the last five years to subtract), which is:

  0.05 x $104,000 = $5,200.

  After application of the PCR credit, your total contract value would be $225,200.

- The PCR calculation period automatically restarts on the tenth contract anniversary with the target values first year's payments equal to $225,200. We would make the next PCR credit determination on the twentieth contract anniversary.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below, except under annuity payout Plan E.


You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date after any rider charges have been deducted, plus any positive or negative MVA (less any applicable premium tax). If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.


AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.


In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.


For information with respect to transfers between accounts after annuity payouts begin (see "Making the Most of Your Contract -- Transfer policies").


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  45

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the annuitant's sex. (Where required by law, we will use a unisex table of settlement rates.)


Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan. Generally, you may select one of the Plans A through E below or another plan agreed to by us.


- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation is 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.


--------------------------------------------------------------------------------
 46  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.


NONQUALIFIED ANNUITIES

Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.



ANNUITY PAYOUTS: Generally, unlike withdrawals described below, the taxation of annuity payouts are subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")


WITHDRAWALS: Generally, if you withdraw all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your withdrawal will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full withdrawal) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. In addition, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See also "Benefits in Case of Death -- If You Die Before the Retirement Start Date").



--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  47

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of the annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.

TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a withdrawal for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, or qualified long-term care, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. However, if the insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.





For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, IRS Revenue Procedure 2008-24 states if withdrawals are taken from either contract within a 12 month period following a partial exchange, the 1035 exchange may be invalidated. In that case, the following will occur 1) the tax-free nature of the partial exchange can be lost,
2) the exchange will be retroactively treated as a taxable withdrawal on the lesser of the earnings in the original contract or the amount exchanged and 3) the entire amount of the exchange will be treated as a purchase into the second contract. You may receive an amended form 1099-R reporting an invalidated exchange. (If certain life events occur between the date of the partial exchange and the date of the withdrawal in the first 12 months, the partial exchange could remain valid.) You should consult your tax advisor before taking any withdrawals from either contract.



ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty.


QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible

--------------------------------------------------------------------------------
 48 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

WITHDRAWALS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.


REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required withdrawals called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  49

- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);



- to pay certain medical or education expenses (IRAs only); or



- if the distribution is made from an inherited IRA.



DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also "Benefits in Case of Death -- If you Die Before the Retirement Date").


ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not subject to any withholding because of federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.


TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.


--------------------------------------------------------------------------------
 50  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or are not the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.


Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 6.50% as well as service/trail commissions of up to 0.75% based on annual total contract value for as long as the contract remains in effect. We also may pay an additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.


From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its sales representatives in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

- revenues we receive from fees and expenses that you will pay when buying, owning and making a withdrawal from the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  51

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including withdrawal charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER
RiverSource Life issues the contracts. We are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474 and are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS
RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.

ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K of RiverSource Life Insurance Company for the year ended Dec. 31, 2009, that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus. To access this document, see "SEC Filings" under "Investors Relations" on our website at www.ameriprise.com.


RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION
This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.


--------------------------------------------------------------------------------
 52  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

APPENDIX A: 8% PERFORMANCE CREDIT RIDER ADJUSTED PARTIAL WITHDRAWAL

STEP ONE
For EACH withdrawal made within the current calculation period we calculate the remaining purchase payment amount (RPA):

RPA = Total purchase payments made prior to the partial withdrawal in question minus the RPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the RPA will simply be the total purchase payments as there are no previous withdrawals to subtract.

                                        PW X RPA
RPA ADJUSTED PARTIAL WITHDRAWALS   =   ---------
                                           CV


        PW = the partial withdrawal including any applicable withdrawal charge or MVA.

        CV = the contract value on the date of (but prior to) the partial withdrawal.

       RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP TWO
For EACH withdrawal made within the current calculation period we calculate the eligible purchase payment amount (EPA):

EPA = Total purchase payments made prior to the partial withdrawal in question
      AND prior to the five year exclusion period minus EPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the EPA will simply be the total purchase payments made before the five year exclusion period as there are no previous withdrawals to subtract. Also note that EPA/RPA will always be less than or equal to one.

                                        PW X EPA       EPA
EPA ADJUSTED PARTIAL WITHDRAWALS   =   ---------   X   ---
                                           CV          RPA


        PW = the partial withdrawal including any applicable withdrawal charge or MVA.

        CV = the contract value on the date of (but prior to) the partial withdrawal.

       EPA = the eligible premium amount on the date of (but prior to) the partial withdrawal.

       RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP THREE
The total PCRPW (Performance Credit Rider adjusted partial withdrawal) amount is the SUM OF EACH EPA ADJUSTED PARTIAL WITHDRAWAL.

EXAMPLE: Calculation at the end of the ten-year period assuming the contract is eligible for the PCR credit (i.e., your contract value is less than target value).

- You purchase the contract with a purchase payment of $100,000.

- On the sixth contract anniversary you make an additional purchase payment in the amount of $100,000.

- Contract values before any partial withdrawals are shown below.

- On the third contract anniversary you make a partial withdrawal in the amount of $10,000.

- On the eighth contract anniversary you make another partial withdrawal in the amount of $10,000.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  53

NOTE: The shaded portion of the table indicates the five year exclusion period.

CONTRACT DURATION IN
YEARS                                        TOTAL PURCHASE PAYMENTS              CONTRACT VALUE
-----------------------------------------------------------------------------------------------------------
At Issue                                             $100,000                        $100,000
1                                                     100,000                         110,000
2                                                     100,000                         115,000
3                                                     100,000                         120,000
4                                                     100,000                         115,000
5                                                     100,000                         120,000

6                                                     200,000                         225,000
7                                                     200,000                         230,000
8                                                     200,000                         235,000
9                                                     200,000                         230,000
10                                                    200,000                         235,000


STEP ONE: For each withdrawal made within the current calculation period we calculate the RPA:

For the first partial withdrawal on the
  third contract anniversary:
     RPA before the partial withdrawal =       RPA adjusted partial withdrawal =
     total purchase
     payments made prior to the partial        $10,000 x $100,000
     withdrawal minus the RPA adjusted         ------------------
     partial withdrawals for all previous           $120,000        =   $8,333
     partial withdrawals = $100,000 - 0 =
     $100,000

For the second partial withdrawal on the
  eighth contract anniversary:
     RPA before the partial withdrawal =       RPA adjusted partial withdrawal =
     total purchase
     payments made prior to the partial        $10,000 x $191,667
     withdrawal minus the RPA adjusted         ------------------
     partial withdrawals for all previous           $235,000        =   $8,156
     partial withdrawals =
     $200,000 - $8,333 = $191,667
STEP TWO: For each withdrawal made within the current calculation period, we calculate the
  EPA:
For the first partial withdrawal on the
  third contract anniversary:
     EPA before the partial withdrawal =       EPA adjusted partial withdrawal =
     total purchase
     payments made prior to the partial        $10,000 x $100,000                 = $8,333
     withdrawal AND the five-year              ------------------
     exclusion period minus the EPA                 $120,000            $100,000
     adjusted partial withdrawals for all                           x   -----
     previous partial withdrawals =                                     $100,000
     $100,000 - 0 = $100,000

For the second partial withdrawal on the
  eighth contract anniversary:
     EPA before the partial withdrawal =       EPA adjusted partial withdrawal =
     total purchase
     payments made prior to the partial         $10,000 x $91,667                 = $1,866
     withdrawal AND the five-year              ------------------
     exclusion period minus the EPA                 $235,000             $91,667
     adjusted partial withdrawals for all                           x   --------
     previous partial withdrawals =                                     $191,667
     $100,000 - $8,333 = $91,667


STEP THREE: The total PCRPW amount is the sum of each EPA adjusted partial withdrawal.

     PCRPW amount = $8,333 + $1,866 =
     $10,199




--------------------------------------------------------------------------------
 54  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

APPENDIX B: CONDENSED FINANCIAL INFORMATION (UNAUDITED)





The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2009.



VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                              2009     2008     2007     2006     2005     2004     2003    2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (09/22/1999)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of
  period                                         $0.45    $0.86    $0.73    $0.68    $0.67    $0.65   $0.46   $0.79   $1.08   $1.40
Accumulation unit value at end of period         $0.68    $0.45    $0.86    $0.73    $0.68    $0.67   $0.65   $0.46   $0.79   $1.08
Number of accumulation units outstanding at
  end of period (000 omitted)                      503      570      717      914    1,202    1,283   1,451   1,387   1,958   2,278
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO (CLASS B) (09/22/1999)
Accumulation unit value at beginning of
  period                                         $1.25    $1.35    $1.31    $1.29    $1.28    $1.25   $1.23   $1.16   $1.09   $1.00
Accumulation unit value at end of period         $1.45    $1.25    $1.35    $1.31    $1.29    $1.28   $1.25   $1.23   $1.16   $1.09
Number of accumulation units outstanding at
  end of period (000 omitted)                      473      704      888    1,058    1,149    1,347   1,392   1,554   1,282     743
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (09/22/1999)
Accumulation unit value at beginning of
  period                                         $0.51    $0.87    $0.77    $0.79    $0.70    $0.65   $0.54   $0.79   $0.96   $1.17
Accumulation unit value at end of period         $0.69    $0.51    $0.87    $0.77    $0.79    $0.70   $0.65   $0.54   $0.79   $0.96
Number of accumulation units outstanding at
  end of period (000 omitted)                    1,081    1,186    1,619    1,808    2,130    2,021   2,140   2,312   2,574   3,368
-----------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - U.S. EQUITY FLEX I PORTFOLIO* (10/02/2009)
Accumulation unit value at beginning of
  period                                         $1.00       --       --       --       --       --      --      --      --      --
Accumulation unit value at end of period         $1.08       --       --       --       --       --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       29       --       --       --       --       --      --      --      --      --
*Credit Suisse Trust - U.S. Equity Flex III Portfolio reorganized into Credit Suisse Trust - U.S. Equity Flex I Portfolio on Oct.
  2, 2009.
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                         $0.70    $1.22    $1.11    $0.99    $0.94    $0.90   $0.74   $0.90   $1.00   $1.05
Accumulation unit value at end of period         $0.88    $0.70    $1.22    $1.11    $0.99    $0.94   $0.90   $0.74   $0.90   $1.00
Number of accumulation units outstanding at
  end of period (000 omitted)                      702      889    1,172    1,351    1,630    1,820   1,884   1,684   1,678   1,383
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                         $2.05    $3.44    $3.02    $2.72    $2.33    $1.90   $1.39   $1.56   $1.64   $1.24
Accumulation unit value at end of period         $2.83    $2.05    $3.44    $3.02    $2.72    $2.33   $1.90   $1.39   $1.56   $1.64
Number of accumulation units outstanding at
  end of period (000 omitted)                      594      687    1,049    1,401    1,747    1,964   2,236   2,384   2,142   2,714
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                         $0.83    $1.49    $1.29    $1.11    $0.95    $0.85   $0.60   $0.76   $0.98   $1.23
Accumulation unit value at end of period         $1.03    $0.83    $1.49    $1.29    $1.11    $0.95   $0.85   $0.60   $0.76   $0.98
Number of accumulation units outstanding at
  end of period (000 omitted)                      197      237      372      482      465      499     510     568     529     516
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/22/1999)
Accumulation unit value at beginning of
  period                                         $1.38    $2.43    $3.11    $2.61    $2.34    $1.80   $1.34   $1.33   $1.25   $0.97
Accumulation unit value at end of period         $1.62    $1.38    $2.43    $3.11    $2.61    $2.34   $1.80   $1.34   $1.33   $1.25
Number of accumulation units outstanding at
  end of period (000 omitted)                      433      475      605      706      734      760     676     542     325     202
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (09/22/1999)
Accumulation unit value at beginning of
  period                                         $1.18    $1.91    $1.87    $1.60    $1.47    $1.32   $1.07   $1.23   $1.17   $1.05
Accumulation unit value at end of period         $1.47    $1.18    $1.91    $1.87    $1.60    $1.47   $1.32   $1.07   $1.23   $1.17
Number of accumulation units outstanding at
  end of period (000 omitted)                    4,141    5,501    9,245   10,913   11,340   11,643   4,692     966     546     170
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
  period                                         $1.11    $1.89    $1.66    $1.39    $1.28    $1.09   $0.84   $1.00      --      --
Accumulation unit value at end of period         $1.50    $1.11    $1.89    $1.66    $1.39    $1.28   $1.09   $0.84      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      595      936    1,425    1,562    1,549    1,200   1,018     286      --      --
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND - INSTITUTIONAL SHARES (09/22/1999)
(PREVIOUSLY GOLDMAN SACHS VIT CAPITAL GROWTH FUND - INSTITUTIONAL SHARES)
Accumulation unit value at beginning of
  period                                         $0.59    $1.02    $0.94    $0.88    $0.87    $0.81   $0.66   $0.88   $1.05   $1.16
Accumulation unit value at end of period         $0.86    $0.59    $1.02    $0.94    $0.88    $0.87   $0.81   $0.66   $0.88   $1.05
Number of accumulation units outstanding at
  end of period (000 omitted)                      118      125      212      341      426      462     442     462     626     613
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND - INSTITUTIONAL SHARES (09/22/1999)
Accumulation unit value at beginning of
  period                                         $0.77    $1.44    $1.35    $1.12    $1.00    $0.89   $0.67   $0.83   $1.08   $1.27
Accumulation unit value at end of period         $0.97    $0.77    $1.44    $1.35    $1.12    $1.00   $0.89   $0.67   $0.83   $1.08
Number of accumulation units outstanding at
  end of period (000 omitted)                       40       80       83      135      191      137     125     113      84     195
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/22/1999)
Accumulation unit value at beginning of
  period                                         $0.68    $1.10    $1.13    $1.02    $0.97    $0.85   $0.67   $0.87   $1.00   $1.12
Accumulation unit value at end of period         $0.82    $0.68    $1.10    $1.13    $1.02    $0.97   $0.85   $0.67   $0.87   $1.00
Number of accumulation units outstanding at
  end of period (000 omitted)                      522      746    1,109    1,487    1,581    1,430   1,449   1,109   1,183   1,247
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  55

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                              2009     2008     2007     2006     2005     2004     2003    2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (08/26/1999)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of
  period                                         $0.67    $1.18    $1.07    $1.02    $0.95    $0.91   $0.71   $0.95   $1.26   $1.43
Accumulation unit value at end of period         $0.80    $0.67    $1.18    $1.07    $1.02    $0.95   $0.91   $0.71   $0.95   $1.26
Number of accumulation units outstanding at
  end of period (000 omitted)                    1,009    1,233    1,646    1,879    2,133    2,822   2,936   3,287   4,269   3,037
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (09/22/1999)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES)
Accumulation unit value at beginning of
  period                                         $1.03    $1.97    $1.80    $1.57    $1.45    $1.28   $0.96   $1.23   $1.36   $1.26
Accumulation unit value at end of period         $1.45    $1.03    $1.97    $1.80    $1.57    $1.45   $1.28   $0.96   $1.23   $1.36
Number of accumulation units outstanding at
  end of period (000 omitted)                      110      137      240      334      404      610     634     620     592     480
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (10/30/1997)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of
  period                                         $1.06    $1.54    $1.45    $1.26    $1.21    $1.13   $0.92   $1.10   $1.45   $1.72
Accumulation unit value at end of period         $1.34    $1.06    $1.54    $1.45    $1.26    $1.21   $1.13   $0.92   $1.10   $1.45
Number of accumulation units outstanding at
  end of period (000 omitted)                    3,385    4,142    5,535    7,315    3,274    4,188   4,903   5,619   6,927   7,597
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (05/02/2000)
Accumulation unit value at beginning of
  period                                         $0.38    $0.69    $0.58    $0.52    $0.47    $0.39   $0.30   $0.42   $0.70   $1.00
Accumulation unit value at end of period         $0.55    $0.38    $0.69    $0.58    $0.52    $0.47   $0.39   $0.30   $0.42   $0.70
Number of accumulation units outstanding at
  end of period (000 omitted)                      516      647      914    1,189    1,293    1,661   1,578   1,833   2,218   1,737
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/02/2000)
Accumulation unit value at beginning of
  period                                         $0.27    $0.49    $0.41    $0.39    $0.35    $0.35   $0.25   $0.42   $0.68   $1.00
Accumulation unit value at end of period         $0.42    $0.27    $0.49    $0.41    $0.39    $0.35   $0.35   $0.25   $0.42   $0.68
Number of accumulation units outstanding at
  end of period (000 omitted)                      270      246      411      658      843      717     751     779     878     898
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/02/2000)
Accumulation unit value at beginning of
  period                                         $0.44    $0.74    $0.65    $0.60    $0.58    $0.57   $0.44   $0.61   $0.82   $1.00
Accumulation unit value at end of period         $0.59    $0.44    $0.74    $0.65    $0.60    $0.58   $0.57   $0.44   $0.61   $0.82
Number of accumulation units outstanding at
  end of period (000 omitted)                   12,886   12,008    9,966    1,523    1,775    1,862   2,188   2,583   3,385   2,472
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (05/02/2000)
Accumulation unit value at beginning of
  period                                         $0.76    $1.62    $1.29    $0.89    $0.68    $0.58   $0.44   $0.60   $0.80   $1.00
Accumulation unit value at end of period         $1.35    $0.76    $1.62    $1.29    $0.89    $0.68   $0.58   $0.44   $0.60   $0.80
Number of accumulation units outstanding at
  end of period (000 omitted)                      397      530      721    1,086    1,039      951   2,119   1,323   1,719   1,304
-----------------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO - CLASS 1 SHARES (04/24/2009)
Accumulation unit value at beginning of
  period                                         $1.00       --       --       --       --       --      --      --      --      --
Accumulation unit value at end of period         $1.33       --       --       --       --       --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      204       --       --       --       --       --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (09/22/1999)
Accumulation unit value at beginning of
  period                                         $0.81    $1.30    $1.19    $0.99    $0.91    $0.80   $0.63   $0.72   $0.96   $1.07
Accumulation unit value at end of period         $0.97    $0.81    $1.30    $1.19    $0.99    $0.91   $0.80   $0.63   $0.72   $0.96
Number of accumulation units outstanding at
  end of period (000 omitted)                       42       63      160      148      157      147     133      79      82      62
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT U.S. STRATEGIC EQUITY PORTFOLIO - SERVICE SHARES (09/22/1999)
Accumulation unit value at beginning of
  period                                         $0.74    $1.17    $1.19    $1.03    $1.01    $0.92   $0.75   $0.91   $1.00   $1.01
Accumulation unit value at end of period         $0.93    $0.74    $1.17    $1.19    $1.03    $1.01   $0.92   $0.75   $0.91   $1.00
Number of accumulation units outstanding at
  end of period (000 omitted)                       14       14       94       97      104      127     133     122     168     154
-----------------------------------------------------------------------------------------------------------------------------------
LVIP BARON GROWTH OPPORTUNITIES FUND - SERVICE CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                         $1.21    $2.01    $1.97    $1.73    $1.70    $1.37   $1.07   $1.27   $1.14   $1.19
Accumulation unit value at end of period         $1.65    $1.21    $2.01    $1.97    $1.73    $1.70   $1.37   $1.07   $1.27   $1.14
Number of accumulation units outstanding at
  end of period (000 omitted)                      204      222      288      374      441      480     522     518     617   1,639
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                         $0.87    $1.45    $1.44    $1.29    $1.24    $1.18   $0.89   $1.33   $1.42   $1.47
Accumulation unit value at end of period         $1.40    $0.87    $1.45    $1.44    $1.29    $1.24   $1.18   $0.89   $1.33   $1.42
Number of accumulation units outstanding at
  end of period (000 omitted)                      512      578      690      956      994    1,044   1,301   1,252   1,506   2,229
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES - INITIAL CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                         $0.72    $1.14    $1.02    $0.94    $0.88    $0.77   $0.63   $0.85   $1.09   $1.16
Accumulation unit value at end of period         $0.93    $0.72    $1.14    $1.02    $0.94    $0.88   $0.77   $0.63   $0.85   $1.09
Number of accumulation units outstanding at
  end of period (000 omitted)                      445      586      680      888    1,120    1,634   1,404   1,695   1,873   1,902
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                         $1.44    $2.34    $1.85    $1.43    $1.24    $0.97   $0.72   $0.95   $1.27   $1.20
Accumulation unit value at end of period         $1.89    $1.44    $2.34    $1.85    $1.43    $1.24   $0.97   $0.72   $0.95   $1.27
Number of accumulation units outstanding at
  end of period (000 omitted)                      879      996    1,393    1,751    1,748    1,935   1,996   2,205   2,550   1,939
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 56  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                              2009     2008     2007     2006     2005     2004     2003    2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (10/05/1998)
Accumulation unit value at beginning of
  period                                         $0.85    $1.40    $1.51    $1.32    $1.28    $1.16   $0.93   $1.16   $1.26   $1.18
Accumulation unit value at end of period         $1.09    $0.85    $1.40    $1.51    $1.32    $1.28   $1.16   $0.93   $1.16   $1.26
Number of accumulation units outstanding at
  end of period (000 omitted)                    1,414    1,861    2,565    3,460    4,185    4,645   5,239   5,706   6,280   6,616
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (09/22/1999)
Accumulation unit value at beginning of
  period                                         $0.90    $1.63    $1.53    $1.21    $1.10    $0.96   $0.76   $0.93   $1.19   $1.33
Accumulation unit value at end of period         $1.11    $0.90    $1.63    $1.53    $1.21    $1.10   $0.96   $0.76   $0.93   $1.19
Number of accumulation units outstanding at
  end of period (000 omitted)                    1,363    1,487    1,885    2,110    2,185    2,258   2,177   1,856   1,775   2,192
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES (09/22/1999)
(PREVIOUSLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of
  period                                         $0.75    $1.32    $1.18    $0.95    $0.81    $0.73   $0.55   $0.65   $0.93   $1.53
Accumulation unit value at end of period         $1.02    $0.75    $1.32    $1.18    $0.95    $0.81   $0.73   $0.55   $0.65   $0.93
Number of accumulation units outstanding at
  end of period (000 omitted)                      163      210      274      347      461      485   1,788     762   3,607     847
-----------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                         $1.84    $3.28    $3.20    $2.68    $2.44    $2.17   $1.48   $1.72   $1.34   $1.15
Accumulation unit value at end of period         $2.86    $1.84    $3.28    $3.20    $2.68    $2.44   $2.17   $1.48   $1.72   $1.34
Number of accumulation units outstanding at
  end of period (000 omitted)                      151      204      286      398      446      505     510     369     267     239
-----------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO, INVESTMENT CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                         $2.03    $2.82    $2.92    $2.57    $2.40    $1.95   $1.40   $1.65   $1.38   $1.05
Accumulation unit value at end of period         $2.70    $2.03    $2.82    $2.92    $2.57    $2.40   $1.95   $1.40   $1.65   $1.38
Number of accumulation units outstanding at
  end of period (000 omitted)                      214      239      356      450      576      658     735     712     543     188
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (02/21/1995)
Accumulation unit value at beginning of
  period                                         $1.55    $2.24    $2.24    $1.98    $1.93    $1.79   $1.51   $1.76   $1.99   $2.07
Accumulation unit value at end of period         $1.90    $1.55    $2.24    $2.24    $1.98    $1.93   $1.79   $1.51   $1.76   $1.99
Number of accumulation units outstanding at
  end of period (000 omitted)                    1,036    1,249    1,756    2,335    3,221    4,136   5,043   5,336   6,404   6,779
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)* (02/21/1995)
Accumulation unit value at beginning of
  period                                         $1.35    $1.34    $1.29    $1.26    $1.24    $1.25   $1.26   $1.26   $1.24   $1.18
Accumulation unit value at end of period         $1.33    $1.35    $1.34    $1.29    $1.26    $1.24   $1.25   $1.26   $1.26   $1.24
Number of accumulation units outstanding at
  end of period (000 omitted)                    4,417    4,753    3,976    3,923    6,630    7,059   5,254   8,572   8,409   4,421
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2009 were (1.45%)
  and (1.44%), respectively.
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (02/21/1995)
Accumulation unit value at beginning of
  period                                         $1.61    $1.75    $1.68    $1.63    $1.62    $1.58   $1.53   $1.47   $1.38   $1.33
Accumulation unit value at end of period         $1.82    $1.61    $1.75    $1.68    $1.63    $1.62   $1.58   $1.53   $1.47   $1.38
Number of accumulation units outstanding at
  end of period (000 omitted)                    9,757   10,453   12,248    8,733    8,279    9,515   7,119   7,272   8,923   9,498
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (05/02/2000)
Accumulation unit value at beginning of
  period                                         $1.08    $1.84    $1.72    $1.46    $1.31    $1.12   $0.80   $1.01   $1.00   $1.00
Accumulation unit value at end of period         $1.36    $1.08    $1.84    $1.72    $1.46    $1.31   $1.12   $0.80   $1.01   $1.00
Number of accumulation units outstanding at
  end of period (000 omitted)                      303      421      523      522      532      451     276     182     147      16
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (02/21/1995)
Accumulation unit value at beginning of
  period                                         $1.08    $1.89    $1.86    $1.64    $1.56    $1.50   $1.18   $1.53   $1.89   $2.33
Accumulation unit value at end of period         $1.32    $1.08    $1.89    $1.86    $1.64    $1.56   $1.50   $1.18   $1.53   $1.89
Number of accumulation units outstanding at
  end of period (000 omitted)                    3,447    3,843    4,871    5,898    4,590    4,708   4,663   5,116   6,019   6,358
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (08/26/1999)
Accumulation unit value at beginning of
  period                                         $0.96    $1.30    $1.30    $1.19    $1.16    $1.05   $0.85   $0.93   $0.90   $1.00
Accumulation unit value at end of period         $1.46    $0.96    $1.30    $1.30    $1.19    $1.16   $1.05   $0.85   $0.93   $0.90
Number of accumulation units outstanding at
  end of period (000 omitted)                    1,627    2,018    3,017    4,475    3,380    3,074   2,699   2,403   5,449     556
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (05/02/2000)
Accumulation unit value at beginning of
  period                                         $1.18    $1.23    $1.19    $1.16    $1.16    $1.16   $1.16   $1.11   $1.06   $1.00
Accumulation unit value at end of period         $1.23    $1.18    $1.23    $1.19    $1.16    $1.16   $1.16   $1.16   $1.11   $1.06
Number of accumulation units outstanding at
  end of period (000 omitted)                      386      453      403      471      469      521     466     520     259      76
-----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (05/02/2000)
Accumulation unit value at beginning of
  period                                         $0.31    $0.56    $0.55    $0.50    $0.47    $0.44   $0.37   $0.50   $0.74   $1.00
Accumulation unit value at end of period         $0.41    $0.31    $0.56    $0.55    $0.50    $0.47   $0.44   $0.37   $0.50   $0.74
Number of accumulation units outstanding at
  end of period (000 omitted)                      308    1,533    1,159      411      413      471     499     270     228     200
-----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (CLASS 3) (05/02/2000)
Accumulation unit value at beginning of
  period                                         $0.83    $1.36    $1.44    $1.31    $1.27    $1.09   $0.74   $0.91   $0.99   $1.00
Accumulation unit value at end of period         $1.14    $0.83    $1.36    $1.44    $1.31    $1.27   $1.09   $0.74   $0.91   $0.99
Number of accumulation units outstanding at
  end of period (000 omitted)                       55       80       76       83       85       89     178      69      66      20
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  57

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                              2009     2008     2007     2006     2005     2004     2003    2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (05/02/2000)
Accumulation unit value at beginning of
  period                                         $1.42    $2.56    $2.72    $2.39    $2.11    $1.79   $1.27   $1.44   $1.29   $1.00
Accumulation unit value at end of period         $2.04    $1.42    $2.56    $2.72    $2.39    $2.11   $1.79   $1.27   $1.44   $1.29
Number of accumulation units outstanding at
  end of period (000 omitted)                      129      203      332      481      577      705     786     539     557      63
-----------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/22/1999)
Accumulation unit value at beginning of
  period                                         $1.33    $2.49    $2.17    $1.60    $1.34    $1.04   $0.71   $0.83   $1.07   $1.51
Accumulation unit value at end of period         $1.97    $1.33    $2.49    $2.17    $1.60    $1.34   $1.04   $0.71   $0.83   $1.07
Number of accumulation units outstanding at
  end of period (000 omitted)                    1,491    2,249    1,387      742      484      439   2,509     479     523     431
-----------------------------------------------------------------------------------------------------------------------------------
WANGER USA (09/22/1999)
Accumulation unit value at beginning of
  period                                         $1.12    $1.88    $1.81    $1.70    $1.55    $1.33   $0.94   $1.15   $1.04   $1.15
Accumulation unit value at end of period         $1.57    $1.12    $1.88    $1.81    $1.70    $1.55   $1.33   $0.94   $1.15   $1.04
Number of accumulation units outstanding at
  end of period (000 omitted)                    2,050    2,146    1,967    1,384    1,171      455     382     351     268     231
-----------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
 58  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION




Calculating Annuity Payouts..............  p.  3
Rating Agencies..........................  p.  4
Revenues Received During Calendar Year
  2009...................................  p.  4
Principal Underwriter....................  p.  5
Independent Registered Public Accounting
  Firm...................................  p.  5
Condensed Financial Information
  (Unaudited)............................  p.  6
Financial Statements





--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  59

(RIVERSOURCE INSURANCE LOGO)
RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
1 (800) 333-3437

           RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Company.


      (C)2008-2010 RiverSource Life Insurance Company. All rights reserved.



43444 R (4/10)

PART B.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR




                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

                 EVERGREEN NEW SOLUTIONS SELECT VARIABLE ANNUITY

                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

                 EVERGREEN PATHWAYS(SM) SELECT VARIABLE ANNUITY

                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

               RIVERSOURCE(R) ACCESSCHOICE SELECT VARIABLE ANNUITY

                 RIVERSOURCE(R) BUILDER SELECT VARIABLE ANNUITY
 (previously known as Wells Fargo Advantage(R) Builder Select Variable Annuity)


                 RIVERSOURCE(R) ENDEAVOR SELECT VARIABLE ANNUITY

                   RIVERSOURCE(R) FLEXCHOICE VARIABLE ANNUITY

                RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE ANNUITY

                 RIVERSOURCE(R) GALAXY PREMIER VARIABLE ANNUITY

                   RIVERSOURCE(R) INNOVATIONS VARIABLE ANNUITY


               RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY

               RIVERSOURCE(R) INNOVATIONS CLASSIC VARIABLE ANNUITY

           RIVERSOURCE(R) INNOVATIONS CLASSIC SELECT VARIABLE ANNUITY

                  RIVERSOURCE(R) NEW SOLUTIONS VARIABLE ANNUITY

                    RIVERSOURCE(R) PINNACLE VARIABLE ANNUITY

                    RIVERSOURCE(R) SIGNATURE VARIABLE ANNUITY

                RIVERSOURCE(R) SIGNATURE SELECT VARIABLE ANNUITY

                  RIVERSOURCE(R) SIGNATURE ONE VARIABLE ANNUITY

              RIVERSOURCE(R) SIGNATURE ONE SELECT VARIABLE ANNUITY

                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

                WELLS FARGO ADVANTAGE(R) SELECT VARIABLE ANNUITY

                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY


                WELLS FARGO ADVANTAGE CHOICE(SM) VARIABLE ANNUITY


            WELLS FARGO ADVANTAGE CHOICE(SM) SELECT VARIABLE ANNUITY


                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT
            (previously American Enterprise Variable Annuity Account)


                                 APRIL 30, 2010


RiverSource Variable Annuity Account is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your investment professional, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the RiverSource Variable Annuity Account. Not all subaccounts shown will apply to your specific contract.

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 333-3437


S-6318 J (4/10)

TABLE OF CONTENTS


Calculating Annuity Payouts.....................................................   p.   3
Rating Agencies.................................................................   p.   4
Revenues Received During Calendar Year 2009.....................................   p.   4
Principal Underwriter...........................................................   p.   5
Independent Registered Public Accounting Firm...................................   p.   5
Condensed Financial Information (Unaudited).....................................   p.   6
Financial Statements





 2    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

CALCULATING ANNUITY PAYOUTS

VARIABLE ANNUITY PAYOUTS

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payout, we:

- determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by

-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and

-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

FIXED ANNUITY PAYOUTS

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change.

To calculate your annuity payouts we:

- take the amount of contract value at the retirement date or the date you selected to begin receiving your annuity payouts and which you want to be applied to fixed annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.


                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT    3

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our general account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life, contact your investment professional. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best                                                                       www.ambest.com
Fitch                                                                     www.fitchratings.com
Moody's                                                               www.moodys.com/insurance
Standard & Poor's                                                     www.standardandpoors.com


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.


REVENUES RECEIVED DURING CALENDAR YEAR 2009



The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2009. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.



--------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products                                       $16,862,538.30
Oppenheimer Variable Account Funds                                            $16,181,350.38
Wanger Advisors Trust                                                         $ 9,058,474.96
Columbia Funds Variable Insurance Trust                                       $ 8,079,865.39
Janus Aspen Series                                                            $ 8,045,298.84
Invesco Variable Insurance Funds (previously AIM Variable Insurance Funds)    $ 7,421,603.88
AllianceBernstein Variable Products Series Fund, Inc.                         $ 6,944,576.59
Van Kampen Life Investment Trust                                              $ 6,875,389.20
PIMCO Variable Insurance Trust                                                $ 6,211,733.09
American Century(R) Variable Portfolios, Inc.                                 $ 4,784,673.03
Franklin(R) Templeton(R) Variable Insurance Products Trust                    $ 4,340,994.50
Eaton Vance Variable Trust                                                    $ 3,894,123.46
Goldman Sachs Variable Insurance Trust                                        $ 2,774,705.10
MFS(R) Variable Insurance Trust(SM)                                           $ 2,592,681.47
The Universal Institutional Funds, Inc.                                       $ 2,356,481.41
Evergreen Variable Annuity Trust                                              $ 1,975,681.74
Neuberger Berman Advisers Management Trust                                    $ 1,350,137.36
Wells Fargo Advantage Variable Trust Funds                                    $ 1,276,378.48
Putnam Variable Trust                                                         $ 1,146,355.35
Credit Suisse Trust                                                           $   728,188.25
Royce Capital Fund                                                            $   275,541.01
Third Avenue Variable Series Trust                                            $   262,253.82
Lazard Retirement Series, Inc.                                                $   149,294.72
Calvert Variable Series, Inc.                                                 $    98,468.89
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund                $    94,399.82
Pioneer Variable Contracts Trust                                              $    82,957.41
Legg Mason Partners Variable Portfolios                                       $    23,855.82
STI Classic Variable Trust                                                    $    15,842.14
Premier VIT                                                                   $     3,804.89
Lincoln Variable Insurance Products Trust                                     $     2,495.59
J.P. Morgan Series Trust II                                                   $     1,187.23
--------------------------------------------------------------------------------------------



If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Series Trust Funds
(RVST) or their affiliates would be at the top of the list.


 4    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the contracts, which it offers on a continuous basis. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). The contracts are offered to the public through certain securities broker-dealers and through entities that may offer the contracts but are exempt from registration that have entered into selling agreements with RiverSource Distributors and whose personnel are legally authorized to sell annuity products. Both RiverSource Distributors and RiverSource Life are ultimately controlled by Ameriprise Financial, Inc. The principal business address of RiverSource Distributors, Inc. is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.




RiverSource Distributors retains no underwriting commissions from the sale of the contracts. The aggregate dollar amount of underwriting commission paid to RiverSource Distributors in 2009 was $307,628,681; in 2008 was $383,542,107; and in 2007 was $322,665,705.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, independent registered public accounting firm, has audited the consolidated financial statements of RiverSource Life Insurance Company at Dec. 31, 2009 and 2008, and for each of the three years in the period ended Dec. 31, 2009, and the individual financial statements of the segregated asset divisions of RiverSource Variable Annuity Account, sponsored by RiverSource Life Insurance Company, at Dec. 31, 2009, and for each of the periods indicated therein, as set forth in their reports thereon appearing elsewhere herein. We've included our financial statements in the Statement of Additional Information in reliance upon such reports given on the authority of Ernst & Young LLP as experts in accounting and auditing.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT    5

CONDENSED FINANCIAL INFORMATION (UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses.

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                       2009    2008    2007    2006    2005    2004    2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (05/21/2002)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                      $0.61   $1.29   $1.28   $1.15   $1.10   $1.00   $0.76   $1.00      --      --
Accumulation unit value at end of
period                                   $0.90   $0.61   $1.29   $1.28   $1.15   $1.10   $1.00   $0.76      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   748     743     806     813     843     909     623     113      --      --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (05/30/2000)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at
beginning of period                      $0.50   $0.88   $0.79   $0.75   $0.70   $0.66   $0.52   $0.69   $0.91   $1.00
Accumulation unit value at end of
period                                   $0.60   $0.50   $0.88   $0.79   $0.75   $0.70   $0.66   $0.52   $0.69   $0.91
Number of accumulation units
outstanding at end of period (000
omitted)                                    74     168     258     299     337     331     410     506     646      12
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/30/2002)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                      $0.92   $1.62   $1.47   $1.40   $1.30   $1.24   $0.97   $1.00      --      --
Accumulation unit value at end of
period                                   $1.10   $0.92   $1.62   $1.47   $1.40   $1.30   $1.24   $0.97      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                     6       6      15      11      11      11      12      --      --      --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (05/21/2002)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                      $0.82   $1.56   $1.43   $1.24   $1.15   $1.00   $0.75   $1.00      --      --
Accumulation unit value at end of
period                                   $1.15   $0.82   $1.56   $1.43   $1.24   $1.15   $1.00   $0.75      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    72      64      58      59      56      51      62      30      --      --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES I SHARES)
Accumulation unit value at
beginning of period                      $0.80   $1.16   $1.08   $1.00      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.02   $0.80   $1.16   $1.08      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    39      86     148     254      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                      $0.80   $1.16   $1.08   $1.00      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.01   $0.80   $1.16   $1.08      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                     9      30      19      24      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (11/30/2009)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.04      --      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/30/2009)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.03      --      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    15      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at
beginning of period                      $0.82   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.01   $0.82      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    17      32      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------


 6    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2009    2008    2007    2006    2005    2004    2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/30/2000)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at
beginning of period                      $0.30   $0.57   $0.48   $0.45   $0.44   $0.42   $0.30   $0.51   $0.69   $1.00
Accumulation unit value at end of
period                                   $0.45   $0.30   $0.57   $0.48   $0.45   $0.44   $0.42   $0.30   $0.51   $0.69
Number of accumulation units
outstanding at end of period (000
omitted)                                   126     156     276     482     552     588     655     372     364      44
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at
beginning of period                      $0.78   $1.33   $1.28   $1.11   $1.07   $0.97   $0.74   $0.97   $0.97   $1.00
Accumulation unit value at end of
period                                   $0.93   $0.78   $1.33   $1.28   $1.11   $1.07   $0.97   $0.74   $0.97   $0.97
Number of accumulation units
outstanding at end of period (000
omitted)                                   688   1,006   1,348   1,482   1,471   1,573   1,510   1,341     640      31
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/30/2009)
Accumulation unit value at
beginning of period                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.01      --      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                     7      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at
beginning of period                      $0.44   $0.74   $0.66   $0.67   $0.59   $0.55   $0.45   $0.65   $0.80   $1.00
Accumulation unit value at end of
period                                   $0.60   $0.44   $0.74   $0.66   $0.67   $0.59   $0.55   $0.45   $0.65   $0.80
Number of accumulation units
outstanding at end of period (000
omitted)                                   363     517     863     934     882     881     893   1,003     741      47
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (11/30/2009)
Accumulation unit value at
beginning of period                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.05      --      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/30/2009)
Accumulation unit value at
beginning of period                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.03      --      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/30/2009)
Accumulation unit value at
beginning of period                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.03      --      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (11/30/2009)
Accumulation unit value at
beginning of period                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.02      --      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (11/30/2009)
Accumulation unit value at
beginning of period                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.02      --      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    20      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (11/30/2009)
Accumulation unit value at
beginning of period                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.01      --      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/30/2009)
Accumulation unit value at
beginning of period                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.06      --      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    14      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (11/30/2009)
Accumulation unit value at
beginning of period                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.03      --      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------


                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT    7

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2009    2008    2007    2006    2005    2004    2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (11/30/2009)
Accumulation unit value at
beginning of period                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.02      --      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/30/2009)
Accumulation unit value at
beginning of period                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.02      --      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (11/30/2009)
Accumulation unit value at
beginning of period                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.02      --      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                     6      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                      $0.94   $1.18   $1.14   $1.11   $1.10   $1.07   $1.04   $1.00      --      --
Accumulation unit value at end of
period                                   $1.01   $0.94   $1.18   $1.14   $1.11   $1.10   $1.07   $1.04      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   654     740     898     971     927     861     792     241      --      --
--------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND - CLASS 2* (07/31/2002)
Accumulation unit value at
beginning of period                      $0.77   $1.43   $1.36   $1.25   $1.20   $1.14   $1.00   $1.00      --      --
Accumulation unit value at end of
period                                   $1.07   $0.77   $1.43   $1.36   $1.25   $1.20   $1.14   $1.00      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    55      70      69      59      48      40      30      10      --      --
*Evergreen VA Diversified Capital Builder Fund - Class 2 liquidated on April 30, 2010
--------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 1* (05/30/2000)
Accumulation unit value at
beginning of period                      $1.15   $1.64   $1.60   $1.53   $1.55   $1.45   $1.25   $1.09   $1.04   $1.00
Accumulation unit value at end of
period                                   $1.52   $1.15   $1.64   $1.60   $1.53   $1.55   $1.45   $1.25   $1.09   $1.04
Number of accumulation units
outstanding at end of period (000
omitted)                                   145     212     310     259     292     281     274     103      79      --
*Evergreen VA Diversified Income Builder Fund - Class 1 liquidated on April 30, 2010
--------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2* (07/31/2002)
Accumulation unit value at
beginning of period                      $0.98   $1.41   $1.37   $1.31   $1.34   $1.25   $1.08   $1.00      --      --
Accumulation unit value at end of
period                                   $1.29   $0.98   $1.41   $1.37   $1.31   $1.34   $1.25   $1.08      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   151     221     353     465     487     470     285      --      --      --
*Evergreen VA Diversified Income Builder Fund - Class 2 liquidated on April 30, 2010
--------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 1 (05/30/2000)
Accumulation unit value at
beginning of period                      $0.91   $1.37   $1.28   $1.14   $1.06   $0.98   $0.76   $0.91   $1.04   $1.00
Accumulation unit value at end of
period                                   $1.22   $0.91   $1.37   $1.28   $1.14   $1.06   $0.98   $0.76   $0.91   $1.04
Number of accumulation units
outstanding at end of period (000
omitted)                                    27      40      66      76      85     109      78      92      83      25
--------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (08/30/2002)
Accumulation unit value at
beginning of period                      $1.13   $1.70   $1.59   $1.43   $1.33   $1.23   $0.96   $1.00      --      --
Accumulation unit value at end of
period                                   $1.52   $1.13   $1.70   $1.59   $1.43   $1.33   $1.23   $0.96      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   470     528     565     584     567     267     152       3      --      --
--------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                      $1.12   $1.93   $1.76   $1.60   $1.52   $1.35   $0.99   $1.00      --      --
Accumulation unit value at end of
period                                   $1.55   $1.12   $1.93   $1.76   $1.60   $1.52   $1.35   $0.99      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    64      97     102     107     109      74      36       8      --      --
--------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2* (07/31/2002)
Accumulation unit value at
beginning of period                      $1.05   $1.42   $1.40   $1.30   $1.30   $1.21   $1.04   $1.00      --      --
Accumulation unit value at end of
period                                   $1.57   $1.05   $1.42   $1.40   $1.30   $1.30   $1.21   $1.04      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   204     232     269     294     297     327     252      95      --      --
*Evergreen VA High Income Fund - Class 2 liquidated on April 30, 2010
--------------------------------------------------------------------------------------------------------------------------


 8    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2009    2008    2007    2006    2005    2004    2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 1 (12/08/2003)
Accumulation unit value at
beginning of period                      $1.14   $1.97   $1.73   $1.42   $1.23   $1.05   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.31   $1.14   $1.97   $1.73   $1.42   $1.23   $1.05      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    31     105     196     180     142     109      57      --      --      --
--------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                      $1.30   $2.25   $1.98   $1.63   $1.42   $1.21   $0.93   $1.00      --      --
Accumulation unit value at end of
period                                   $1.49   $1.30   $2.25   $1.98   $1.63   $1.42   $1.21   $0.93      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   237     227     294     327     333     336     225      31      --      --
--------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 1 (05/30/2000)
Accumulation unit value at
beginning of period                      $0.65   $0.90   $0.81   $0.77   $0.75   $0.71   $0.51   $0.69   $0.82   $1.00
Accumulation unit value at end of
period                                   $0.92   $0.65   $0.90   $0.81   $0.77   $0.75   $0.71   $0.51   $0.69   $0.82
Number of accumulation units
outstanding at end of period (000
omitted)                                    95     149     195     256     264     332     414     338     422      97
--------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                      $1.20   $1.68   $1.52   $1.45   $1.41   $1.33   $0.96   $1.00      --      --
Accumulation unit value at end of
period                                   $1.71   $1.20   $1.68   $1.52   $1.45   $1.41   $1.33   $0.96      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   314     348     449     462     480     368     237      86      --      --
--------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 1 (05/30/2000)
Accumulation unit value at
beginning of period                      $1.49   $2.19   $2.39   $1.99   $1.81   $1.52   $1.19   $1.37   $1.17   $1.00
Accumulation unit value at end of
period                                   $1.91   $1.49   $2.19   $2.39   $1.99   $1.81   $1.52   $1.19   $1.37   $1.17
Number of accumulation units
outstanding at end of period (000
omitted)                                    38     147     302     362     362     382     371     346      69      10
--------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                      $1.18   $1.74   $1.91   $1.59   $1.45   $1.22   $0.95   $1.00      --      --
Accumulation unit value at end of
period                                   $1.51   $1.18   $1.74   $1.91   $1.59   $1.45   $1.22   $0.95      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   441     494     627     667     696     581     380      75      --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at
beginning of period                      $0.93   $1.64   $1.41   $1.27   $1.10   $0.96   $0.76   $0.85   $0.97   $1.00
Accumulation unit value at end of
period                                   $1.25   $0.93   $1.64   $1.41   $1.27   $1.10   $0.96   $0.76   $0.85   $0.97
Number of accumulation units
outstanding at end of period (000
omitted)                                   184     341     843     953   1,030     993     957     633     232       4
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at
beginning of period                      $1.05   $1.85   $1.59   $1.44   $1.25   $1.10   $0.86   $1.00      --      --
Accumulation unit value at end of
period                                   $1.41   $1.05   $1.85   $1.59   $1.44   $1.25   $1.10   $0.86      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,505   1,719   1,897   2,032   2,013   1,844   1,212     209      --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at
beginning of period                      $0.72   $1.38   $1.10   $1.05   $1.00   $0.98   $0.75   $1.00      --      --
Accumulation unit value at end of
period                                   $0.91   $0.72   $1.38   $1.10   $1.05   $1.00   $0.98   $0.75      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    79     113     149     130     135     139     127      18      --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at
beginning of period                      $0.85   $1.14   $1.12   $1.02   $1.01   $0.93   $0.74   $0.72   $0.83   $1.00
Accumulation unit value at end of
period                                   $1.21   $0.85   $1.14   $1.12   $1.02   $1.01   $0.93   $0.74   $0.72   $0.83
Number of accumulation units
outstanding at end of period (000
omitted)                                   148     259     264     215     219     215     204     114     104       4
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/30/2009)
Accumulation unit value at
beginning of period                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $0.99      --      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                     9      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at
beginning of period                      $1.56   $2.61   $2.28   $2.04   $1.75   $1.41   $1.03   $1.16   $1.21   $1.00
Accumulation unit value at end of
period                                   $2.16   $1.56   $2.61   $2.28   $2.04   $1.75   $1.41   $1.03   $1.16   $1.21
Number of accumulation units
outstanding at end of period (000
omitted)                                   129     238     505     657     667     728     693     699     468      23
--------------------------------------------------------------------------------------------------------------------------


                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT    9

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2009    2008    2007    2006    2005    2004    2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at
beginning of period                      $1.27   $2.13   $1.86   $1.68   $1.43   $1.16   $0.85   $1.00      --      --
Accumulation unit value at end of
period                                   $1.76   $1.27   $2.13   $1.86   $1.68   $1.43   $1.16   $0.85      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   628     721     821     841     769     737     543      94      --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at
beginning of period                      $1.06   $1.90   $1.64   $1.41   $1.20   $1.07   $0.75   $1.00      --      --
Accumulation unit value at end of
period                                   $1.32   $1.06   $1.90   $1.64   $1.41   $1.20   $1.07   $0.75      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   122     147     189     159     108      64      53      23      --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (05/21/2002)
Accumulation unit value at
beginning of period                      $0.98   $1.72   $2.20   $1.84   $1.64   $1.26   $0.93   $1.00      --      --
Accumulation unit value at end of
period                                   $1.16   $0.98   $1.72   $2.20   $1.84   $1.64   $1.26   $0.93      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    95      90     106     130     125      99      68      14      --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/30/2009)
Accumulation unit value at
beginning of period                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.04      --      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (05/21/2002)
Accumulation unit value at
beginning of period                      $1.02   $1.54   $1.60   $1.38   $1.28   $1.05   $0.80   $1.00      --      --
Accumulation unit value at end of
period                                   $1.31   $1.02   $1.54   $1.60   $1.38   $1.28   $1.05   $0.80      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   219     285     324     313     315     231     169      24      --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at
beginning of period                      $0.56   $0.98   $0.89   $0.83   $0.80   $0.72   $0.53   $0.75   $0.90   $1.00
Accumulation unit value at end of
period                                   $0.79   $0.56   $0.98   $0.89   $0.83   $0.80   $0.72   $0.53   $0.75   $0.90
Number of accumulation units
outstanding at end of period (000
omitted)                                   441     623     769     877     916     978     712     656     312      52
--------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at
beginning of period                      $1.14   $1.84   $1.79   $1.53   $1.40   $1.25   $1.01   $1.16   $1.09   $1.00
Accumulation unit value at end of
period                                   $1.43   $1.14   $1.84   $1.79   $1.53   $1.40   $1.25   $1.01   $1.16   $1.09
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,983   2,405   3,218   3,435   3,555   3,640   2,566     753      61      21
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at
beginning of period                      $1.40   $2.99   $2.35   $1.85   $1.47   $1.19   $0.79   $0.80   $0.87   $1.00
Accumulation unit value at end of
period                                   $2.40   $1.40   $2.99   $2.35   $1.85   $1.47   $1.19   $0.79   $0.80   $0.87
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      22      41      22      10       6      --       9       9      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at
beginning of period                      $0.93   $1.57   $1.38   $1.14   $1.05   $0.89   $0.68   $0.85   $1.02   $1.00
Accumulation unit value at end of
period                                   $1.26   $0.93   $1.57   $1.38   $1.14   $1.05   $0.89   $0.68   $0.85   $1.02
Number of accumulation units
outstanding at end of period (000
omitted)                                   583     835   1,046   1,146   1,113   1,058     734     513     324      22
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (11/30/2009)
Accumulation unit value at
beginning of period                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.01      --      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                     9      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/30/2009)
Accumulation unit value at
beginning of period                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.02      --      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/30/2009)
Accumulation unit value at
beginning of period                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.05      --      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                     5      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------


 10    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2009    2008    2007    2006    2005    2004    2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (11/30/2009)
Accumulation unit value at
beginning of period                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.02      --      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (11/30/2009)
Accumulation unit value at
beginning of period                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.04      --      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    17      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (11/30/2009)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at
beginning of period                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.07      --      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at
beginning of period                      $0.50   $0.80   $0.72   $0.68   $0.66   $0.61   $0.50   $0.71   $0.95   $1.00
Accumulation unit value at end of
period                                   $0.68   $0.50   $0.80   $0.72   $0.68   $0.66   $0.61   $0.50   $0.71   $0.95
Number of accumulation units
outstanding at end of period (000
omitted)                                   327     449     370     419     500     482     515     421     326       3
--------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at
beginning of period                      $0.63   $1.05   $1.03   $0.92   $0.89   $0.84   $0.64   $0.95   $1.01   $1.00
Accumulation unit value at end of
period                                   $1.01   $0.63   $1.05   $1.03   $0.92   $0.89   $0.84   $0.64   $0.95   $1.01
Number of accumulation units
outstanding at end of period (000
omitted)                                   197     204     314     454     474     495     388     165     115      27
--------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at
beginning of period                      $1.16   $1.51   $1.47   $1.33   $1.31   $1.19   $1.04   $1.10   $1.12   $1.00
Accumulation unit value at end of
period                                   $1.35   $1.16   $1.51   $1.47   $1.33   $1.31   $1.19   $1.04   $1.10   $1.12
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,849   2,581   3,209   3,243   3,188   2,934   2,457   1,585     792      45
--------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (05/21/2002)
Accumulation unit value at
beginning of period                      $1.76   $2.85   $2.26   $1.74   $1.51   $1.17   $0.87   $1.00      --      --
Accumulation unit value at end of
period                                   $2.31   $1.76   $2.85   $2.26   $1.74   $1.51   $1.17   $0.87      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    33      60     136     124      98      53      40      --      --      --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at
beginning of period                      $0.72   $1.34   $1.19   $1.11   $1.07   $1.01   $0.78   $1.00      --      --
Accumulation unit value at end of
period                                   $1.03   $0.72   $1.34   $1.19   $1.11   $1.07   $1.01   $0.78      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   274     315     318     339     399     377     130       9      --      --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at
beginning of period                      $1.04   $1.76   $1.68   $1.44   $1.28   $1.09   $0.77   $1.00      --      --
Accumulation unit value at end of
period                                   $1.44   $1.04   $1.76   $1.68   $1.44   $1.28   $1.09   $0.77      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   210     287     384     376     391     303     154      25      --      --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at
beginning of period                      $0.29   $1.36   $1.38   $1.28   $1.27   $1.18   $0.96   $1.00      --      --
Accumulation unit value at end of
period                                   $0.36   $0.29   $1.36   $1.38   $1.28   $1.27   $1.18   $0.96      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   539     351     422     402     397     349     301      18      --      --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at
beginning of period                      $0.99   $1.61   $1.65   $1.45   $1.34   $1.13   $0.79   $1.00      --      --
Accumulation unit value at end of
period                                   $1.34   $0.99   $1.61   $1.65   $1.45   $1.34   $1.13   $0.79      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   205     221     249     248     220     170     121      33      --      --
--------------------------------------------------------------------------------------------------------------------------


                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    11

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2009    2008    2007    2006    2005    2004    2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (05/21/2002)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at
beginning of period                      $1.28   $1.51   $1.39   $1.31   $1.29   $1.20   $1.04   $1.00      --      --
Accumulation unit value at end of
period                                   $1.50   $1.28   $1.51   $1.39   $1.31   $1.29   $1.20   $1.04      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,221   1,572   1,717   1,600   1,586   1,442     995      38      --      --
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (11/30/2009)
Accumulation unit value at
beginning of period                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $0.99      --      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    12      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/30/2002)
Accumulation unit value at
beginning of period                      $1.12   $1.36   $1.38   $1.36   $1.21   $1.14   $0.98   $1.00      --      --
Accumulation unit value at end of
period                                   $1.39   $1.12   $1.36   $1.38   $1.36   $1.21   $1.14   $0.98      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                     8       8      18      27      28      22      20      --      --      --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at
beginning of period                      $0.74   $1.22   $1.32   $1.15   $1.10   $1.00   $0.79   $0.99   $1.07   $1.00
Accumulation unit value at end of
period                                   $0.96   $0.74   $1.22   $1.32   $1.15   $1.10   $1.00   $0.79   $0.99   $1.07
Number of accumulation units
outstanding at end of period (000
omitted)                                   212     278     376     343     383     455     530     379     287      --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (05/21/2002)
Accumulation unit value at
beginning of period                      $0.97   $1.76   $1.64   $1.29   $1.17   $1.01   $0.80   $1.00      --      --
Accumulation unit value at end of
period                                   $1.20   $0.97   $1.76   $1.64   $1.29   $1.17   $1.01   $0.80      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   300     325     392     419     350     360     178      33      --      --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES (05/30/2000)
(PREVIOUSLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES)
Accumulation unit value at
beginning of period                      $0.63   $1.11   $0.99   $0.79   $0.68   $0.60   $0.46   $0.53   $0.76   $1.00
Accumulation unit value at end of
period                                   $0.87   $0.63   $1.11   $0.99   $0.79   $0.68   $0.60   $0.46   $0.53   $0.76
Number of accumulation units
outstanding at end of period (000
omitted)                                    16      41     137     238     250     217     209     232     199      63
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (05/21/2002)
Accumulation unit value at
beginning of period                      $0.74   $1.22   $1.22   $1.11   $1.07   $1.00   $0.81   $1.00      --      --
Accumulation unit value at end of
period                                   $0.98   $0.74   $1.22   $1.22   $1.11   $1.07   $1.00   $0.81      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                     3       3       3       3       3       6       4       1      --      --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at
beginning of period                      $0.41   $0.77   $0.75   $0.71   $0.64   $0.55   $0.42   $0.60   $0.92   $1.00
Accumulation unit value at end of
period                                   $0.57   $0.41   $0.77   $0.75   $0.71   $0.64   $0.55   $0.42   $0.60   $0.92
Number of accumulation units
outstanding at end of period (000
omitted)                                    45      93     191     285     280     279     233     163     265      35
--------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (11/30/2009)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at
beginning of period                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.03      --      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    20      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/30/2009)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at
beginning of period                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.07      --      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (05/21/2002)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at
beginning of period                      $1.02   $1.50   $1.59   $1.34   $1.28   $1.08   $0.79   $1.00      --      --
Accumulation unit value at end of
period                                   $1.38   $1.02   $1.50   $1.59   $1.34   $1.28   $1.08   $0.79      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    62      68      80      78      77      86      54      21      --      --
--------------------------------------------------------------------------------------------------------------------------


 12    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2009    2008    2007    2006    2005    2004    2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (05/30/2000)
Accumulation unit value at
beginning of period                      $0.79   $1.13   $1.13   $0.99   $0.97   $0.89   $0.75   $0.87   $0.98   $1.00
Accumulation unit value at end of
period                                   $0.97   $0.79   $1.13   $1.13   $0.99   $0.97   $0.89   $0.75   $0.87   $0.98
Number of accumulation units
outstanding at end of period (000
omitted)                                   235     277     225      58      73      48      49      39     116      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (05/30/2000)
Accumulation unit value at
beginning of period                      $1.16   $1.15   $1.10   $1.07   $1.05   $1.05   $1.06   $1.06   $1.03   $1.00
Accumulation unit value at end of
period                                   $1.15   $1.16   $1.15   $1.10   $1.07   $1.05   $1.05   $1.06   $1.06   $1.03
Number of accumulation units
outstanding at end of period (000
omitted)                                   492     720   1,135     646     695     691     813     697     554      53
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (05/21/2002)
Accumulation unit value at
beginning of period                      $1.12   $1.21   $1.16   $1.13   $1.11   $1.08   $1.04   $1.00      --      --
Accumulation unit value at end of
period                                   $1.27   $1.12   $1.21   $1.16   $1.13   $1.11   $1.08   $1.04      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   713     743   1,355   1,120   1,133   1,115     572      63      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (05/21/2002)
Accumulation unit value at
beginning of period                      $1.08   $1.83   $1.71   $1.44   $1.28   $1.10   $0.78   $1.00      --      --
Accumulation unit value at end of
period                                   $1.36   $1.08   $1.83   $1.71   $1.44   $1.28   $1.10   $0.78      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   356     367     455     367     326     294     140      26      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/17/2006)
Accumulation unit value at
beginning of period                      $0.63   $1.10   $1.08   $1.00      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $0.78   $0.63   $1.10   $1.08      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   307     325     354     377      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (11/30/2009)
Accumulation unit value at
beginning of period                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $0.98      --      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    17      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/30/2009)
Accumulation unit value at
beginning of period                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.03      --      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/30/2009)
Accumulation unit value at
beginning of period                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.02      --      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    15      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (08/30/2002)
Accumulation unit value at
beginning of period                      $0.89   $1.62   $1.44   $1.46   $1.33   $1.24   $1.02   $1.00      --      --
Accumulation unit value at end of
period                                   $1.43   $0.89   $1.62   $1.44   $1.46   $1.33   $1.24   $1.02      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                     1       1       1       1       1       1       1      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (11/30/2009)
Accumulation unit value at
beginning of period                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.05      --      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (05/30/2000)
Accumulation unit value at
beginning of period                      $0.65   $1.04   $1.00   $0.88   $0.85   $0.78   $0.61   $0.80   $0.92   $1.00
Accumulation unit value at end of
period                                   $0.81   $0.65   $1.04   $1.00   $0.88   $0.85   $0.78   $0.61   $0.80   $0.92
Number of accumulation units
outstanding at end of period (000
omitted)                                   521     683     746     811     799     771     748     360     112       7
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (05/30/2000)
Accumulation unit value at
beginning of period                      $1.22   $1.26   $1.21   $1.18   $1.17   $1.17   $1.17   $1.11   $1.06   $1.00
Accumulation unit value at end of
period                                   $1.27   $1.22   $1.26   $1.21   $1.18   $1.17   $1.17   $1.17   $1.11   $1.06
Number of accumulation units
outstanding at end of period (000
omitted)                                   373     561     759     861     873     916     849     645      30      --
--------------------------------------------------------------------------------------------------------------------------


                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    13

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2009    2008    2007    2006    2005    2004    2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (05/21/2002)
Accumulation unit value at
beginning of period                      $0.70   $1.27   $1.24   $1.13   $1.05   $0.98   $0.81   $1.00      --      --
Accumulation unit value at end of
period                                   $0.95   $0.70   $1.27   $1.24   $1.13   $1.05   $0.98   $0.81      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                     7      24      30      33      24      28      24      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (CLASS 3) (05/30/2000)
Accumulation unit value at
beginning of period                      $0.90   $1.48   $1.56   $1.41   $1.36   $1.16   $0.79   $0.96   $1.04   $1.00
Accumulation unit value at end of
period                                   $1.24   $0.90   $1.48   $1.56   $1.41   $1.36   $1.16   $0.79   $0.96   $1.04
Number of accumulation units
outstanding at end of period (000
omitted)                                     9      12      16      22      23      26      15      14       2       2
--------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (11/30/2009)
Accumulation unit value at
beginning of period                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.04      --      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                     5      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (11/30/2009)
Accumulation unit value at
beginning of period                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.02      --      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at
beginning of period                      $1.08   $1.69   $1.75   $1.52   $1.48   $1.27   $0.98   $1.00      --      --
Accumulation unit value at end of
period                                   $1.37   $1.08   $1.69   $1.75   $1.52   $1.48   $1.27   $0.98      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   120     113     111     125     144     139      57       1      --      --
--------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at
beginning of period                      $1.17   $1.74   $1.72   $1.49   $1.38   $1.22   $0.96   $1.00      --      --
Accumulation unit value at end of
period                                   $1.44   $1.17   $1.74   $1.72   $1.49   $1.38   $1.22   $0.96      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   263     304     334     329     325     275      74       2      --      --
--------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (11/30/2009)
Accumulation unit value at
beginning of period                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.03      --      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                     3      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (11/30/2009)
Accumulation unit value at
beginning of period                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.03      --      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at
beginning of period                      $1.41   $2.30   $2.80   $2.05   $1.77   $1.31   $0.96   $1.00      --      --
Accumulation unit value at end of
period                                   $1.80   $1.41   $2.30   $2.80   $2.05   $1.77   $1.31   $0.96      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                     4       4      27      39      45      22      18      --      --      --
--------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/30/2009)
Accumulation unit value at
beginning of period                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.03      --      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                     5      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
WANGER USA (11/30/2009)
Accumulation unit value at
beginning of period                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.08      --      --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                     5      --      --      --      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------



 14    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                                 2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (05/01/2006)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                      $0.51    $1.06    $1.06   $1.00
Accumulation unit value at end of period                            $0.74    $0.51    $1.06   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
-------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2006)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                      $0.62    $1.09    $0.99   $1.00
Accumulation unit value at end of period                            $0.74    $0.62    $1.09   $0.99
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,288    1,224    1,210     493
-------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (05/01/2006)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                      $0.58    $1.11    $1.01   $1.00
Accumulation unit value at end of period                            $0.81    $0.58    $1.11   $1.01
Number of accumulation units outstanding at end of period (000
omitted)                                                                3       --       --      --
-------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                      $0.73    $1.03    $1.00      --
Accumulation unit value at end of period                            $0.92    $0.73    $1.03      --
Number of accumulation units outstanding at end of period (000
omitted)                                                                8       --       --      --
-------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                      $0.61    $1.05    $1.00      --
Accumulation unit value at end of period                            $0.82    $0.61    $1.05      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           27,658    9,069    4,018      --
-------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (05/01/2006)
(PREVIOUSLY AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                      $0.80    $1.13    $1.04   $1.00
Accumulation unit value at end of period                            $1.02    $0.80    $1.13   $1.04
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period                      $0.82    $1.00       --      --
Accumulation unit value at end of period                            $1.01    $0.82       --      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                      $0.60    $1.16    $1.00      --
Accumulation unit value at end of period                            $0.91    $0.60    $1.16      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               10       --       --      --
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (05/01/2006)
Accumulation unit value at beginning of period                      $0.67    $1.15    $1.11   $1.00
Accumulation unit value at end of period                            $0.80    $0.67    $1.15   $1.11
Number of accumulation units outstanding at end of period (000
omitted)                                                               36       20        9       3
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (05/01/2006)
Accumulation unit value at beginning of period                      $0.54    $1.17    $1.12   $1.00
Accumulation unit value at end of period                            $0.72    $0.54    $1.17   $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                           14,182   15,838    6,819   2,227
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (05/01/2006)
Accumulation unit value at beginning of period                      $1.08    $1.10    $1.02   $1.00
Accumulation unit value at end of period                            $1.17    $1.08    $1.10   $1.02
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (05/01/2006)
Accumulation unit value at beginning of period                      $0.69    $1.26    $1.08   $1.00
Accumulation unit value at end of period                            $0.91    $0.69    $1.26   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                      $0.67    $0.90    $1.00      --
Accumulation unit value at end of period                            $0.86    $0.67    $0.90      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
-------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    15

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                 2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (05/01/2006)
Accumulation unit value at beginning of period                      $0.67    $1.15    $0.97   $1.00
Accumulation unit value at end of period                            $0.89    $0.67    $1.15   $0.97
Number of accumulation units outstanding at end of period (000
omitted)                                                               11       11       22   4,219
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (05/01/2006)
Accumulation unit value at beginning of period                      $0.76    $1.05    $1.12   $1.00
Accumulation unit value at end of period                            $0.90    $0.76    $1.05   $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                                7       --       --      --
-------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period                      $0.80    $1.08    $1.07   $1.00
Accumulation unit value at end of period                            $1.14    $0.80    $1.08   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                               35       18       27   1,524
-------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                      $0.67    $1.13    $1.00      --
Accumulation unit value at end of period                            $0.85    $0.67    $1.13      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           34,403   19,916    9,765      --
-------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                      $0.58    $1.14    $1.00      --
Accumulation unit value at end of period                            $0.79    $0.58    $1.14      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               39       32       20      --
-------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period                      $0.71    $1.00    $1.04   $1.00
Accumulation unit value at end of period                            $0.88    $0.71    $1.00   $1.04
Number of accumulation units outstanding at end of period (000
omitted)                                                           24,798   13,624    7,836       5
-------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                      $0.72    $1.10    $1.00      --
Accumulation unit value at end of period                            $0.86    $0.72    $1.10      --
Number of accumulation units outstanding at end of period (000
omitted)                                                                4       --       --      --
-------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                      $0.58    $0.99    $0.98   $1.00
Accumulation unit value at end of period                            $0.78    $0.58    $0.99   $0.98
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
-------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                      $0.64    $1.11    $0.98   $1.00
Accumulation unit value at end of period                            $1.00    $0.64    $1.11   $0.98
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --        2     950
-------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                      $0.82    $1.18    $1.12   $1.00
Accumulation unit value at end of period                            $0.99    $0.82    $1.18   $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
-------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $0.62    $1.10    $1.00      --
Accumulation unit value at end of period                            $0.77    $0.62    $1.10      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               14        3        2      --
-------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                      $0.68    $1.10    $1.07   $1.00
Accumulation unit value at end of period                            $0.88    $0.68    $1.10   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                                5       --       --      --
-------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                      $0.71    $0.99    $1.00      --
Accumulation unit value at end of period                            $1.02    $0.71    $0.99      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           13,404    8,170    4,857      --
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                      $0.68    $1.20    $1.03   $1.00
Accumulation unit value at end of period                            $0.91    $0.68    $1.20   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                            7,928   17,964   12,765   9,751
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                      $0.66    $1.27    $1.01   $1.00
Accumulation unit value at end of period                            $0.84    $0.66    $1.27   $1.01
Number of accumulation units outstanding at end of period (000
omitted)                                                                5        2        5       5
-------------------------------------------------------------------------------------------------------



 16    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                 2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                      $1.02    $1.07    $1.04   $1.00
Accumulation unit value at end of period                            $1.17    $1.02    $1.07   $1.04
Number of accumulation units outstanding at end of period (000
omitted)                                                           16,651   11,995    8,725     859
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                      $0.68    $1.13    $0.99   $1.00
Accumulation unit value at end of period                            $0.94    $0.68    $1.13   $0.99
Number of accumulation units outstanding at end of period (000
omitted)                                                            9,053   11,273    4,921   1,866
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                      $0.68    $1.22    $1.05   $1.00
Accumulation unit value at end of period                            $0.85    $0.68    $1.22   $1.05
Number of accumulation units outstanding at end of period (000
omitted)                                                              906    1,281    1,053     434
-------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                      $0.51    $0.90    $1.15   $1.00
Accumulation unit value at end of period                            $0.60    $0.51    $0.90   $1.15
Number of accumulation units outstanding at end of period (000
omitted)                                                              233      364      498       1
-------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                      $0.79    $1.14    $1.11   $1.00
Accumulation unit value at end of period                            $1.07    $0.79    $1.14   $1.11
Number of accumulation units outstanding at end of period (000
omitted)                                                              181      120      132       6
-------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                      $0.75    $1.03    $1.07   $1.00
Accumulation unit value at end of period                            $0.87    $0.75    $1.03   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                               27       27       27       1
-------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                      $0.62    $1.09    $0.99   $1.00
Accumulation unit value at end of period                            $0.88    $0.62    $1.09   $0.99
Number of accumulation units outstanding at end of period (000
omitted)                                                                3        3        3       2
-------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                      $0.70    $1.12    $1.09   $1.00
Accumulation unit value at end of period                            $0.87    $0.70    $1.12   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                               66       66       83   2,313
-------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                      $1.21    $1.15    $1.05   $1.00
Accumulation unit value at end of period                            $1.42    $1.21    $1.15   $1.05
Number of accumulation units outstanding at end of period (000
omitted)                                                           14,147   11,041    9,216   3,787
-------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                      $0.64    $1.12    $1.11   $1.00
Accumulation unit value at end of period                            $0.83    $0.64    $1.12   $1.11
Number of accumulation units outstanding at end of period (000
omitted)                                                              160      105      116       1
-------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (05/01/2006)
Accumulation unit value at beginning of period                      $0.69    $1.10    $1.08   $1.00
Accumulation unit value at end of period                            $0.90    $0.69    $1.10   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                            7,647    7,744    5,921   3,150
-------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $0.59    $0.94    $1.00      --
Accumulation unit value at end of period                            $0.70    $0.59    $0.94      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               16        3        2      --
-------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $0.63    $1.06    $1.00      --
Accumulation unit value at end of period                            $0.85    $0.63    $1.06      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           29,424   20,536   11,694      --
-------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period                      $0.61    $1.03    $1.00      --
Accumulation unit value at end of period                            $0.86    $0.61    $1.03      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               20       --       --      --
-------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    17

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                 2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/01/2006)
Accumulation unit value at beginning of period                      $0.70    $1.13    $1.03   $1.00
Accumulation unit value at end of period                            $0.97    $0.70    $1.13   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
-------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/01/2006)
Accumulation unit value at beginning of period                      $0.61    $1.02    $1.00   $1.00
Accumulation unit value at end of period                            $0.98    $0.61    $1.02   $1.00
Number of accumulation units outstanding at end of period (000
omitted)                                                                5        2        2       5
-------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (05/01/2006)
Accumulation unit value at beginning of period                      $0.85    $1.10    $1.07   $1.00
Accumulation unit value at end of period                            $0.99    $0.85    $1.10   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                               32       --       --      --
-------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (05/01/2006)
Accumulation unit value at beginning of period                      $0.95    $1.54    $1.22   $1.00
Accumulation unit value at end of period                            $1.25    $0.95    $1.54   $1.22
Number of accumulation units outstanding at end of period (000
omitted)                                                               15       10        9       2
-------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                      $0.62    $1.15    $1.02   $1.00
Accumulation unit value at end of period                            $0.88    $0.62    $1.15   $1.02
Number of accumulation units outstanding at end of period (000
omitted)                                                               49       30       32      12
-------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                      $0.66    $1.12    $1.07   $1.00
Accumulation unit value at end of period                            $0.91    $0.66    $1.12   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                               36       22       10       1
-------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                      $0.60    $0.98    $1.00   $1.00
Accumulation unit value at end of period                            $0.81    $0.60    $0.98   $1.00
Number of accumulation units outstanding at end of period (000
omitted)                                                               25       24       24      20
-------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (05/01/2006)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                      $0.96    $1.13    $1.04   $1.00
Accumulation unit value at end of period                            $1.12    $0.96    $1.13   $1.04
Number of accumulation units outstanding at end of period (000
omitted)                                                           27,967   18,542   13,059   3,108
-------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                      $0.86    $1.04    $1.00      --
Accumulation unit value at end of period                            $1.04    $0.86    $1.04      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           15,157   17,312   11,741      --
-------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (05/01/2006)
Accumulation unit value at beginning of period                      $0.83    $1.01    $1.03   $1.00
Accumulation unit value at end of period                            $1.04    $0.83    $1.01   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
-------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (05/01/2006)
Accumulation unit value at beginning of period                      $0.65    $1.17    $1.09   $1.00
Accumulation unit value at end of period                            $0.80    $0.65    $1.17   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
-------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (05/01/2006)
Accumulation unit value at beginning of period                      $0.54    $0.90    $1.04   $1.00
Accumulation unit value at end of period                            $0.70    $0.54    $0.90   $1.04
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --        6   1,670
-------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (05/01/2006)
Accumulation unit value at beginning of period                      $0.53    $0.98    $0.95   $1.00
Accumulation unit value at end of period                            $0.72    $0.53    $0.98   $0.95
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
-------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                      $0.60    $0.99    $1.00      --
Accumulation unit value at end of period                            $0.78    $0.60    $0.99      --
Number of accumulation units outstanding at end of period (000
omitted)                                                           36,770   16,104    7,996      --
-------------------------------------------------------------------------------------------------------



 18    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                 2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (05/01/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                      $0.69    $1.10    $1.05   $1.00
Accumulation unit value at end of period                            $0.94    $0.69    $1.10   $1.05
Number of accumulation units outstanding at end of period (000
omitted)                                                                2       --       --      --
-------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (05/01/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                      $0.67    $0.99    $1.05   $1.00
Accumulation unit value at end of period                            $0.91    $0.67    $0.99   $1.05
Number of accumulation units outstanding at end of period (000
omitted)                                                              733      845      639      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                      $1.07    $1.06    $1.02   $1.00
Accumulation unit value at end of period                            $1.07    $1.07    $1.06   $1.02
Number of accumulation units outstanding at end of period (000
omitted)                                                            6,729    1,399      321      67
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                      $1.01    $1.09    $1.04   $1.00
Accumulation unit value at end of period                            $1.14    $1.01    $1.09   $1.04
Number of accumulation units outstanding at end of period (000
omitted)                                                           36,842   27,863   19,798   8,562
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                      $0.67    $1.14    $1.06   $1.00
Accumulation unit value at end of period                            $0.84    $0.67    $1.14   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                           38,327   27,148   12,478   5,812
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                      $0.63    $1.10    $1.08   $1.00
Accumulation unit value at end of period                            $0.77    $0.63    $1.10   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                               28       --       --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                      $1.09    $1.10    $1.03   $1.00
Accumulation unit value at end of period                            $1.15    $1.09    $1.10   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                           27,402   11,339    9,543   6,089
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                      $0.79    $1.07    $1.06   $1.00
Accumulation unit value at end of period                            $1.20    $0.79    $1.07   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                              477      490      517     761
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                      $0.86    $1.07    $1.05   $1.00
Accumulation unit value at end of period                            $1.21    $0.86    $1.07   $1.05
Number of accumulation units outstanding at end of period (000
omitted)                                                           20,105   10,342    7,039   2,214
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                      $0.59    $1.08    $0.96   $1.00
Accumulation unit value at end of period                            $0.95    $0.59    $1.08   $0.96
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period                      $0.54    $1.00    $1.00      --
Accumulation unit value at end of period                            $0.76    $0.54    $1.00      --
Number of accumulation units outstanding at end of period (000
omitted)                                                                7       --       --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                      $0.70    $1.13    $1.09   $1.00
Accumulation unit value at end of period                            $0.88    $0.70    $1.13   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                              195        7        4       2
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                      $1.03    $1.07    $1.03   $1.00
Accumulation unit value at end of period                            $1.08    $1.03    $1.07   $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                            4,815    1,449      711     239
-------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                      $0.59    $1.08    $1.05   $1.00
Accumulation unit value at end of period                            $0.80    $0.59    $1.08   $1.05
Number of accumulation units outstanding at end of period (000
omitted)                                                               24    1,417      997      --
-------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    19

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                 2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                      $0.65    $1.08    $1.10   $1.00
Accumulation unit value at end of period                            $0.81    $0.65    $1.08   $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
-------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                      $0.71    $1.55    $1.13   $1.00
Accumulation unit value at end of period                            $1.22    $0.71    $1.55   $1.13
Number of accumulation units outstanding at end of period (000
omitted)                                                            6,961    8,276    3,593   1,590
-------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                      $0.70    $1.19    $1.07   $1.00
Accumulation unit value at end of period                            $0.88    $0.70    $1.19   $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
-------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                      $0.67    $1.06    $1.09   $1.00
Accumulation unit value at end of period                            $0.85    $0.67    $1.06   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                           11,689   12,787    7,163   5,339
-------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $0.47    $0.85    $1.00      --
Accumulation unit value at end of period                            $0.66    $0.47    $0.85      --
Number of accumulation units outstanding at end of period (000
omitted)                                                            6,317    7,158    2,329      --
-------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                      $0.59    $1.13    $1.00      --
Accumulation unit value at end of period                            $0.92    $0.59    $1.13      --
Number of accumulation units outstanding at end of period (000
omitted)                                                               30       12       12      --
-------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                      $0.62    $1.01    $1.23   $1.00
Accumulation unit value at end of period                            $0.79    $0.62    $1.01   $1.23
Number of accumulation units outstanding at end of period (000
omitted)                                                               75       75       71      46
-------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (05/01/2006)
Accumulation unit value at beginning of period                      $0.68    $1.26    $1.09   $1.00
Accumulation unit value at end of period                            $1.01    $0.68    $1.26   $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                            8,978   10,601    4,011   2,127
-------------------------------------------------------------------------------------------------------
WANGER USA (05/01/2006)
Accumulation unit value at beginning of period                      $0.62    $1.05    $1.00   $1.00
Accumulation unit value at end of period                            $0.88    $0.62    $1.05   $1.00
Number of accumulation units outstanding at end of period (000
omitted)                                                            7,396    5,499    3,212     306
-------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND (05/01/2006)
(PREVIOUSLY WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                      $0.81    $1.15    $1.08   $1.00
Accumulation unit value at end of period                            $0.92    $0.81    $1.15   $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
-------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (05/01/2006)
Accumulation unit value at beginning of period                      $0.71    $1.10    $1.12   $1.00
Accumulation unit value at end of period                            $0.90    $0.71    $1.10   $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                               --      625      418      --
-------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period                      $0.71    $1.13    $1.12   $1.00
Accumulation unit value at end of period                            $0.83    $0.71    $1.13   $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,003       --       --      --
-------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (05/01/2006)
Accumulation unit value at beginning of period                      $0.66    $1.18    $1.06   $1.00
Accumulation unit value at end of period                            $0.74    $0.66    $1.18   $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
-------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (05/01/2006)
Accumulation unit value at beginning of period                      $0.68    $1.13    $1.11   $1.00
Accumulation unit value at end of period                            $0.92    $0.68    $1.13   $1.11
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
-------------------------------------------------------------------------------------------------------



 20    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                 2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (05/01/2006)
Accumulation unit value at beginning of period                      $0.66    $1.09    $1.02   $1.00
Accumulation unit value at end of period                            $0.93    $0.66    $1.09   $1.02
Number of accumulation units outstanding at end of period (000
omitted)                                                            1,108       --       --      --
-------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND* (05/01/2006)
Accumulation unit value at beginning of period                      $1.08    $1.06    $1.02   $1.00
Accumulation unit value at end of period                            $1.07    $1.08    $1.06   $1.02
Number of accumulation units outstanding at end of period (000
omitted)                                                               68       70        7       1
*Wells Fargo Advantage VT Money Market Fund liquidated on April 30, 2010.
-------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2006)
Accumulation unit value at beginning of period                      $0.66    $1.14    $1.02   $1.00
Accumulation unit value at end of period                            $1.00    $0.66    $1.14   $1.02
Number of accumulation units outstanding at end of period (000
omitted)                                                               --       --       --      --
-------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (05/01/2006)
Accumulation unit value at beginning of period                      $1.11    $1.09    $1.04   $1.00
Accumulation unit value at end of period                            $1.23    $1.11    $1.09   $1.04
Number of accumulation units outstanding at end of period (000
omitted)                                                            2,595    2,554    3,584   1,094
-------------------------------------------------------------------------------------------------------




VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                    2009    2008     2007     2006     2005     2004     2003     2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (05/21/2002)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                   $0.61    $1.28    $1.28    $1.14    $1.10    $1.00    $0.76   $1.00      --      --
Accumulation unit value at end of
period                                $0.89    $0.61    $1.28    $1.28    $1.14    $1.10    $1.00   $0.76      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              3,076    3,472    3,848    3,968    4,260    4,314    3,443     711      --      --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (05/30/2000)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at
beginning of period                   $0.49    $0.86    $0.78    $0.74    $0.69    $0.65    $0.51   $0.68   $0.90   $1.00
Accumulation unit value at end of
period                                $0.59    $0.49    $0.86    $0.78    $0.74    $0.69    $0.65   $0.51   $0.68   $0.90
Number of accumulation units
outstanding at end of period (000
omitted)                              1,075    1,271    1,621    1,948    1,735    2,151    2,361   2,237   1,995     160
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/30/2002)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                   $0.92    $1.62    $1.46    $1.39    $1.30    $1.23    $0.97   $1.00      --      --
Accumulation unit value at end of
period                                $1.10    $0.92    $1.62    $1.46    $1.39    $1.30    $1.23   $0.97      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 67       85       94      100      148      150       97      26      --      --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (05/21/2002)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                   $0.81    $1.55    $1.42    $1.23    $1.14    $1.00    $0.75   $1.00      --      --
Accumulation unit value at end of
period                                $1.14    $0.81    $1.55    $1.42    $1.23    $1.14    $1.00   $0.75      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                443      512      541      546      539      551      352      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES I SHARES)
Accumulation unit value at
beginning of period                   $0.80    $1.16    $1.08    $1.00       --       --       --      --      --      --
Accumulation unit value at end of
period                                $1.02    $0.80    $1.16    $1.08       --       --       --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                730    1,057    1,510    1,847       --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                   $0.80    $1.15    $1.08    $1.00       --       --       --      --      --      --
Accumulation unit value at end of
period                                $1.01    $0.80    $1.15    $1.08       --       --       --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                108      144      101      114       --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at
beginning of period                   $0.82    $1.00       --       --       --       --       --      --      --      --
Accumulation unit value at end of
period                                $1.01    $0.82       --       --       --       --       --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                588      659       --       --       --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    21

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                    2009    2008     2007     2006     2005     2004     2003     2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/30/2000)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at
beginning of period                   $0.29    $0.57    $0.48    $0.45    $0.44    $0.42    $0.29   $0.51   $0.69   $1.00
Accumulation unit value at end of
period                                $0.45    $0.29    $0.57    $0.48    $0.45    $0.44    $0.42   $0.29   $0.51   $0.69
Number of accumulation units
outstanding at end of period (000
omitted)                                999    1,400    1,782    1,865    2,154    2,520    2,760   1,530   1,387     216
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at
beginning of period                   $0.78    $1.32    $1.28    $1.10    $1.07    $0.97    $0.74   $0.96   $0.97   $1.00
Accumulation unit value at end of
period                                $0.92    $0.78    $1.32    $1.28    $1.10    $1.07    $0.97   $0.74   $0.96   $0.97
Number of accumulation units
outstanding at end of period (000
omitted)                              3,667    5,177    6,957    7,884    8,905    9,205    9,217   8,241   3,601      65
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at
beginning of period                   $0.44    $0.73    $0.65    $0.66    $0.58    $0.55    $0.45   $0.65   $0.80   $1.00
Accumulation unit value at end of
period                                $0.59    $0.44    $0.73    $0.65    $0.66    $0.58    $0.55   $0.45   $0.65   $0.80
Number of accumulation units
outstanding at end of period (000
omitted)                              1,912    2,411    3,477    3,689    4,232    4,505    4,990   4,459   3,531     438
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                   $0.94    $1.18    $1.14    $1.10    $1.09    $1.06    $1.04   $1.00      --      --
Accumulation unit value at end of
period                                $1.00    $0.94    $1.18    $1.14    $1.10    $1.09    $1.06   $1.04      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              2,423    2,790    3,270    3,259    3,419    3,566    2,882     892      --      --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND - CLASS 2* (07/31/2002)
Accumulation unit value at
beginning of period                   $0.76    $1.42    $1.35    $1.24    $1.20    $1.14    $1.00   $1.00      --      --
Accumulation unit value at end of
period                                $1.06    $0.76    $1.42    $1.35    $1.24    $1.20    $1.14   $1.00      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                135      297      259      251      251      315      259     132      --      --
*Evergreen VA Diversified Capital Builder Fund - Class 2 liquidated on April 30, 2010.
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 1* (05/30/2000)
Accumulation unit value at
beginning of period                   $1.14    $1.63    $1.59    $1.52    $1.55    $1.44    $1.25   $1.09   $1.04   $1.00
Accumulation unit value at end of
period                                $1.50    $1.14    $1.63    $1.59    $1.52    $1.55    $1.44   $1.25   $1.09   $1.04
Number of accumulation units
outstanding at end of period (000
omitted)                                895    1,082    1,701    1,838    1,720    1,543    1,496   1,118   1,187       8
*Evergreen VA Diversified Income Builder Fund - Class 1 liquidated on April 30, 2010.
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2* (07/31/2002)
Accumulation unit value at
beginning of period                   $0.97    $1.40    $1.37    $1.31    $1.34    $1.25    $1.08   $1.00      --      --
Accumulation unit value at end of
period                                $1.28    $0.97    $1.40    $1.37    $1.31    $1.34    $1.25   $1.08      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              1,538    1,644    1,928    2,005    2,010    2,081    1,184     137      --      --
*Evergreen VA Diversified Income Builder Fund - Class 2 liquidated on April 30, 2010.
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 1 (05/30/2000)
Accumulation unit value at
beginning of period                   $0.90    $1.36    $1.27    $1.14    $1.05    $0.98    $0.76   $0.91   $1.04   $1.00
Accumulation unit value at end of
period                                $1.21    $0.90    $1.36    $1.27    $1.14    $1.05    $0.98   $0.76   $0.91   $1.04
Number of accumulation units
outstanding at end of period (000
omitted)                                314      335      543      630      679      408      271     297     153      18
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (08/30/2002)
Accumulation unit value at
beginning of period                   $1.12    $1.70    $1.59    $1.43    $1.33    $1.23    $0.96   $1.00      --      --
Accumulation unit value at end of
period                                $1.51    $1.12    $1.70    $1.59    $1.43    $1.33    $1.23   $0.96      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              2,038    2,312    2,534    2,842    2,926    1,803    1,600      35      --      --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                   $1.11    $1.92    $1.75    $1.60    $1.52    $1.35    $0.99   $1.00      --      --
Accumulation unit value at end of
period                                $1.53    $1.11    $1.92    $1.75    $1.60    $1.52    $1.35   $0.99      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                736      825      908    1,033    1,059      819      723     173      --      --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2* (07/31/2002)
Accumulation unit value at
beginning of period                   $1.04    $1.42    $1.40    $1.30    $1.30    $1.21    $1.04   $1.00      --      --
Accumulation unit value at end of
period                                $1.56    $1.04    $1.42    $1.40    $1.30    $1.30    $1.21   $1.04      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              1,081    1,200    1,340    1,372    1,584    1,819    1,612     202      --      --
*Evergreen VA High Income Fund - Class 2 liquidated on April 30, 2010.
-----------------------------------------------------------------------------------------------------------------------------



 22    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                    2009    2008     2007     2006     2005     2004     2003     2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 1 (12/08/2003)
Accumulation unit value at
beginning of period                   $1.13    $1.96    $1.72    $1.41    $1.23    $1.05    $1.00      --      --      --
Accumulation unit value at end of
period                                $1.30    $1.13    $1.96    $1.72    $1.41    $1.23    $1.05      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                469      573    1,012      954      759      526      478      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                   $1.29    $2.24    $1.97    $1.62    $1.42    $1.21    $0.93   $1.00      --      --
Accumulation unit value at end of
period                                $1.48    $1.29    $2.24    $1.97    $1.62    $1.42    $1.21   $0.93      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              1,613    1,763    1,953    2,047    2,146    2,277    2,026     213      --      --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 1 (05/30/2000)
Accumulation unit value at
beginning of period                   $0.64    $0.89    $0.80    $0.77    $0.75    $0.70    $0.51   $0.69   $0.82   $1.00
Accumulation unit value at end of
period                                $0.91    $0.64    $0.89    $0.80    $0.77    $0.75    $0.70   $0.51   $0.69   $0.82
Number of accumulation units
outstanding at end of period (000
omitted)                                625      874    1,266    1,713    1,982    2,283    2,326   2,140   1,855     280
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                   $1.20    $1.67    $1.51    $1.44    $1.41    $1.33    $0.96   $1.00      --      --
Accumulation unit value at end of
period                                $1.70    $1.20    $1.67    $1.51    $1.44    $1.41    $1.33   $0.96      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              1,372    1,592    1,826    2,095    2,135    2,300    1,894     351      --      --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 1 (05/30/2000)
Accumulation unit value at
beginning of period                   $1.48    $2.17    $2.38    $1.98    $1.80    $1.52    $1.18   $1.37   $1.17   $1.00
Accumulation unit value at end of
period                                $1.89    $1.48    $2.17    $2.38    $1.98    $1.80    $1.52   $1.18   $1.37   $1.17
Number of accumulation units
outstanding at end of period (000
omitted)                                813    1,083    1,661    1,963    2,067    2,101    2,071   1,930     481      33
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                   $1.17    $1.73    $1.90    $1.58    $1.45    $1.22    $0.95   $1.00      --      --
Accumulation unit value at end of
period                                $1.50    $1.17    $1.73    $1.90    $1.58    $1.45    $1.22   $0.95      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              1,480    1,832    2,098    2,316    2,457    2,527    1,817     482      --      --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at
beginning of period                   $0.92    $1.62    $1.40    $1.27    $1.10    $0.96    $0.76   $0.84   $0.97   $1.00
Accumulation unit value at end of
period                                $1.24    $0.92    $1.62    $1.40    $1.27    $1.10    $0.96   $0.76   $0.84   $0.97
Number of accumulation units
outstanding at end of period (000
omitted)                              2,193    3,432    4,996    5,829    6,143    6,012    5,522   4,717   2,028     189
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at
beginning of period                   $1.04    $1.84    $1.59    $1.44    $1.25    $1.09    $0.86   $1.00      --      --
Accumulation unit value at end of
period                                $1.40    $1.04    $1.84    $1.59    $1.44    $1.25    $1.09   $0.86      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              6,602    7,562    8,559    9,102    9,289    9,448    6,450     740      --      --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at
beginning of period                   $0.72    $1.38    $1.10    $1.04    $1.00    $0.98    $0.75   $1.00      --      --
Accumulation unit value at end of
period                                $0.91    $0.72    $1.38    $1.10    $1.04    $1.00    $0.98   $0.75      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                935    1,016    1,075    1,144    1,173    1,153      947     108      --      --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at
beginning of period                   $0.84    $1.13    $1.12    $1.02    $1.00    $0.92    $0.74   $0.72   $0.82   $1.00
Accumulation unit value at end of
period                                $1.20    $0.84    $1.13    $1.12    $1.02    $1.00    $0.92   $0.74   $0.72   $0.82
Number of accumulation units
outstanding at end of period (000
omitted)                                745      831    1,106    1,157    1,115    1,549    1,592   1,089     793      27
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at
beginning of period                   $1.55    $2.59    $2.26    $2.03    $1.74    $1.41    $1.03   $1.15   $1.21   $1.00
Accumulation unit value at end of
period                                $2.14    $1.55    $2.59    $2.26    $2.03    $1.74    $1.41   $1.03   $1.15   $1.21
Number of accumulation units
outstanding at end of period (000
omitted)                              1,551    2,104    2,903    3,631    3,999    4,304    4,411   4,180   2,134     134
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at
beginning of period                   $1.26    $2.12    $1.86    $1.67    $1.43    $1.16    $0.85   $1.00      --      --
Accumulation unit value at end of
period                                $1.75    $1.26    $2.12    $1.86    $1.67    $1.43    $1.16   $0.85      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              3,379    3,943    4,544    4,727    5,058    5,311    4,116     773      --      --
-----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    23

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                    2009    2008     2007     2006     2005     2004     2003     2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at
beginning of period                   $1.05    $1.89    $1.63    $1.40    $1.19    $1.07    $0.75   $1.00      --      --
Accumulation unit value at end of
period                                $1.31    $1.05    $1.89    $1.63    $1.40    $1.19    $1.07   $0.75      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                309      308      326      300      312      267      147      20      --      --
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (05/21/2002)
Accumulation unit value at
beginning of period                   $0.98    $1.71    $2.19    $1.83    $1.63    $1.25    $0.93   $1.00      --      --
Accumulation unit value at end of
period                                $1.15    $0.98    $1.71    $2.19    $1.83    $1.63    $1.25   $0.93      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                208      234      306      330      436      501      490      35      --      --
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (05/21/2002)
Accumulation unit value at
beginning of period                   $1.02    $1.54    $1.59    $1.38    $1.28    $1.04    $0.80   $1.00      --      --
Accumulation unit value at end of
period                                $1.30    $1.02    $1.54    $1.59    $1.38    $1.28    $1.04   $0.80      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                928    1,145    1,263    1,508    1,645    1,681    1,294     127      --      --
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at
beginning of period                   $0.55    $0.97    $0.89    $0.82    $0.80    $0.72    $0.53   $0.75   $0.90   $1.00
Accumulation unit value at end of
period                                $0.79    $0.55    $0.97    $0.89    $0.82    $0.80    $0.72   $0.53   $0.75   $0.90
Number of accumulation units
outstanding at end of period (000
omitted)                              2,932    3,698    4,359    4,937    5,648    5,959    5,563   4,074   2,165     202
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at
beginning of period                   $1.13    $1.82    $1.78    $1.52    $1.39    $1.25    $1.01   $1.16   $1.09   $1.00
Accumulation unit value at end of
period                                $1.41    $1.13    $1.82    $1.78    $1.52    $1.39    $1.25   $1.01   $1.16   $1.09
Number of accumulation units
outstanding at end of period (000
omitted)                              8,896   10,910   13,427   15,037   15,625   16,295   13,976   5,681   1,321       7
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at
beginning of period                   $1.39    $2.98    $2.34    $1.84    $1.46    $1.19    $0.78   $0.79   $0.87   $1.00
Accumulation unit value at end of
period                                $2.38    $1.39    $2.98    $2.34    $1.84    $1.46    $1.19   $0.78   $0.79   $0.87
Number of accumulation units
outstanding at end of period (000
omitted)                                186      169      256      254      326      284      123      94      41       2
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at
beginning of period                   $0.92    $1.56    $1.37    $1.14    $1.04    $0.89    $0.68   $0.85   $1.02   $1.00
Accumulation unit value at end of
period                                $1.25    $0.92    $1.56    $1.37    $1.14    $1.04    $0.89   $0.68   $0.85   $1.02
Number of accumulation units
outstanding at end of period (000
omitted)                              3,584    4,519    5,332    5,634    5,619    5,752    4,506   2,059     887      --
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at
beginning of period                   $0.49    $0.79    $0.72    $0.68    $0.66    $0.61    $0.50   $0.70   $0.95   $1.00
Accumulation unit value at end of
period                                $0.68    $0.49    $0.79    $0.72    $0.68    $0.66    $0.61   $0.50   $0.70   $0.95
Number of accumulation units
outstanding at end of period (000
omitted)                              1,290    1,810    2,305    2,369    2,785    3,563    3,620   3,137   2,288      71
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at
beginning of period                   $0.62    $1.04    $1.03    $0.92    $0.88    $0.84    $0.64   $0.95   $1.01   $1.00
Accumulation unit value at end of
period                                $1.00    $0.62    $1.04    $1.03    $0.92    $0.88    $0.84   $0.64   $0.95   $1.01
Number of accumulation units
outstanding at end of period (000
omitted)                              1,177    1,312    1,474    1,559    1,655    1,701    1,414     569     317       7
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at
beginning of period                   $1.15    $1.50    $1.46    $1.32    $1.30    $1.18    $1.03   $1.10   $1.12   $1.00
Accumulation unit value at end of
period                                $1.34    $1.15    $1.50    $1.46    $1.32    $1.30    $1.18   $1.03   $1.10   $1.12
Number of accumulation units
outstanding at end of period (000
omitted)                              8,551   10,711   13,139   14,025   15,007   15,297   13,127   7,687   3,440      86
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (05/21/2002)
Accumulation unit value at
beginning of period                   $1.74    $2.84    $2.25    $1.74    $1.51    $1.17    $0.87   $1.00      --      --
Accumulation unit value at end of
period                                $2.29    $1.74    $2.84    $2.25    $1.74    $1.51    $1.17   $0.87      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                350      449      517      602      485      495      284      23      --      --
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at
beginning of period                   $0.71    $1.33    $1.18    $1.11    $1.07    $1.01    $0.78   $1.00      --      --
Accumulation unit value at end of
period                                $1.02    $0.71    $1.33    $1.18    $1.11    $1.07    $1.01   $0.78      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              1,770    1,938    2,209    2,384    2,346    2,277    1,433     141      --      --
-----------------------------------------------------------------------------------------------------------------------------



 24    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                    2009    2008     2007     2006     2005     2004     2003     2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at
beginning of period                   $1.03    $1.75    $1.67    $1.44    $1.27    $1.08    $0.77   $1.00      --      --
Accumulation unit value at end of
period                                $1.42    $1.03    $1.75    $1.67    $1.44    $1.27    $1.08   $0.77      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              1,027    1,089    1,269    1,300    1,086    1,182      786     123      --      --
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at
beginning of period                   $0.29    $1.36    $1.38    $1.28    $1.26    $1.18    $0.96   $1.00      --      --
Accumulation unit value at end of
period                                $0.36    $0.29    $1.36    $1.38    $1.28    $1.26    $1.18   $0.96      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              1,024      967      955    1,051    1,086    1,075      922     136      --      --
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at
beginning of period                   $0.98    $1.60    $1.64    $1.45    $1.34    $1.13    $0.79   $1.00      --      --
Accumulation unit value at end of
period                                $1.33    $0.98    $1.60    $1.64    $1.45    $1.34    $1.13   $0.79      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                946    1,084    1,146    1,209    1,280    1,417    1,150     199      --      --
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (05/21/2002)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at
beginning of period                   $1.27    $1.50    $1.38    $1.30    $1.29    $1.20    $1.04   $1.00      --      --
Accumulation unit value at end of
period                                $1.48    $1.27    $1.50    $1.38    $1.30    $1.29    $1.20   $1.04      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              3,128    3,471    3,945    3,751    3,793    3,633    2,551     161      --      --
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/30/2002)
Accumulation unit value at
beginning of period                   $1.11    $1.35    $1.38    $1.35    $1.21    $1.14    $0.98   $1.00      --      --
Accumulation unit value at end of
period                                $1.38    $1.11    $1.35    $1.38    $1.35    $1.21    $1.14   $0.98      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                173      224      256      390      400      428      307      31      --      --
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at
beginning of period                   $0.74    $1.22    $1.31    $1.14    $1.10    $1.00    $0.79   $0.99   $1.07   $1.00
Accumulation unit value at end of
period                                $0.95    $0.74    $1.22    $1.31    $1.14    $1.10    $1.00   $0.79   $0.99   $1.07
Number of accumulation units
outstanding at end of period (000
omitted)                              1,228    1,582    1,994    2,148    2,381    2,608    2,620   1,991   1,166      31
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (05/21/2002)
Accumulation unit value at
beginning of period                   $0.97    $1.75    $1.63    $1.29    $1.16    $1.01    $0.80   $1.00      --      --
Accumulation unit value at end of
period                                $1.19    $0.97    $1.75    $1.63    $1.29    $1.16    $1.01   $0.80      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              1,575    1,696    1,769    1,896    2,017    2,126    1,817     436      --      --
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES (05/30/2000)
(PREVIOUSLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES)
Accumulation unit value at
beginning of period                   $0.63    $1.10    $0.98    $0.79    $0.67    $0.60    $0.46   $0.53   $0.76   $1.00
Accumulation unit value at end of
period                                $0.86    $0.63    $1.10    $0.98    $0.79    $0.67    $0.60   $0.46   $0.53   $0.76
Number of accumulation units
outstanding at end of period (000
omitted)                                352      389      607      616      814      878      927     895   1,015      86
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (05/21/2002)
Accumulation unit value at
beginning of period                   $0.74    $1.21    $1.22    $1.11    $1.06    $1.00    $0.81   $1.00      --      --
Accumulation unit value at end of
period                                $0.97    $0.74    $1.21    $1.22    $1.11    $1.06    $1.00   $0.81      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 97      134      136      145      147      146      147      57      --      --
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at
beginning of period                   $0.41    $0.76    $0.74    $0.71    $0.64    $0.55    $0.41   $0.60   $0.92   $1.00
Accumulation unit value at end of
period                                $0.56    $0.41    $0.76    $0.74    $0.71    $0.64    $0.55   $0.41   $0.60   $0.92
Number of accumulation units
outstanding at end of period (000
omitted)                                718      906    1,354    1,713    1,945    2,276    2,615   2,476   2,325     216
-----------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (05/21/2002)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at
beginning of period                   $1.01    $1.49    $1.59    $1.33    $1.28    $1.07    $0.79   $1.00      --      --
Accumulation unit value at end of
period                                $1.36    $1.01    $1.49    $1.59    $1.33    $1.28    $1.07   $0.79      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                421      460      507      530      534      638      535      67      --      --
-----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    25

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                    2009    2008     2007     2006     2005     2004     2003     2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (05/30/2000)
Accumulation unit value at
beginning of period                   $0.78    $1.13    $1.12    $0.99    $0.96    $0.89    $0.75   $0.87   $0.98   $1.00
Accumulation unit value at end of
period                                $0.96    $0.78    $1.13    $1.12    $0.99    $0.96    $0.89   $0.75   $0.87   $0.98
Number of accumulation units
outstanding at end of period (000
omitted)                                416      454      382      707      607      710      872     906     682      40
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (05/30/2000)
Accumulation unit value at
beginning of period                   $1.10    $1.09    $1.05    $1.02    $1.00    $1.01    $1.01   $1.01   $1.00   $1.00
Accumulation unit value at end of
period                                $1.09    $1.10    $1.09    $1.05    $1.02    $1.00    $1.01   $1.01   $1.01   $1.00
Number of accumulation units
outstanding at end of period (000
omitted)                              3,442    4,841    3,738    2,880    2,618    2,964    3,701   2,933   2,828      --
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (05/21/2002)
Accumulation unit value at
beginning of period                   $1.12    $1.21    $1.16    $1.12    $1.11    $1.08    $1.04   $1.00      --      --
Accumulation unit value at end of
period                                $1.26    $1.12    $1.21    $1.16    $1.12    $1.11    $1.08   $1.04      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              2,714    3,120    3,407    3,164    3,290    3,256    2,381     215      --      --
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (05/21/2002)
Accumulation unit value at
beginning of period                   $1.07    $1.82    $1.70    $1.44    $1.28    $1.09    $0.78   $1.00      --      --
Accumulation unit value at end of
period                                $1.35    $1.07    $1.82    $1.70    $1.44    $1.28    $1.09   $0.78      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              1,300    1,449    1,612    1,695    1,713    1,639    1,367     187      --      --
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/17/2006)
Accumulation unit value at
beginning of period                   $0.63    $1.10    $1.08    $1.00       --       --       --      --      --      --
Accumulation unit value at end of
period                                $0.77    $0.63    $1.10    $1.08       --       --       --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              2,035    2,225    2,383    2,344       --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (08/30/2002)
Accumulation unit value at
beginning of period                   $0.88    $1.61    $1.43    $1.45    $1.33    $1.23    $1.02   $1.00      --      --
Accumulation unit value at end of
period                                $1.42    $0.88    $1.61    $1.43    $1.45    $1.33    $1.23   $1.02      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 27       24       40       43       44       46       27       9      --      --
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (05/30/2000)
Accumulation unit value at
beginning of period                   $0.64    $1.03    $1.00    $0.87    $0.85    $0.78    $0.61   $0.80   $0.92   $1.00
Accumulation unit value at end of
period                                $0.80    $0.64    $1.03    $1.00    $0.87    $0.85    $0.78   $0.61   $0.80   $0.92
Number of accumulation units
outstanding at end of period (000
omitted)                              2,624    3,672    4,498    4,948    5,214    5,633    5,260   3,995   1,567       2
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (05/30/2000)
Accumulation unit value at
beginning of period                   $1.20    $1.24    $1.19    $1.16    $1.16    $1.16    $1.16   $1.10   $1.05   $1.00
Accumulation unit value at end of
period                                $1.25    $1.20    $1.24    $1.19    $1.16    $1.16    $1.16   $1.16   $1.10   $1.05
Number of accumulation units
outstanding at end of period (000
omitted)                              2,625    3,146    4,022    4,370    4,579    4,914    5,238   5,336   2,495      25
-----------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (05/21/2002)
Accumulation unit value at
beginning of period                   $0.69    $1.26    $1.23    $1.12    $1.05    $0.98    $0.81   $1.00      --      --
Accumulation unit value at end of
period                                $0.94    $0.69    $1.26    $1.23    $1.12    $1.05    $0.98   $0.81      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 29       35       46       46       48       58       67       9      --      --
-----------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (CLASS 3) (05/30/2000)
Accumulation unit value at
beginning of period                   $0.89    $1.46    $1.55    $1.40    $1.35    $1.15    $0.79   $0.96   $1.04   $1.00
Accumulation unit value at end of
period                                $1.23    $0.89    $1.46    $1.55    $1.40    $1.35    $1.15   $0.79   $0.96   $1.04
Number of accumulation units
outstanding at end of period (000
omitted)                                135      206      301      310      348      340      363     191      63      --
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at
beginning of period                   $1.07    $1.68    $1.74    $1.52    $1.47    $1.27    $0.98   $1.00      --      --
Accumulation unit value at end of
period                                $1.36    $1.07    $1.68    $1.74    $1.52    $1.47    $1.27   $0.98      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                954    1,172    1,429    1,557    1,856    1,952    1,369     203      --      --
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at
beginning of period                   $1.16    $1.73    $1.71    $1.49    $1.37    $1.22    $0.96   $1.00      --      --
Accumulation unit value at end of
period                                $1.43    $1.16    $1.73    $1.71    $1.49    $1.37    $1.22   $0.96      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                613      674      791      957    1,039    1,057      734      43      --      --
-----------------------------------------------------------------------------------------------------------------------------



 26    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                    2009    2008     2007     2006     2005     2004     2003     2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at
beginning of period                   $1.40    $2.29    $2.79    $2.04    $1.76    $1.31    $0.96   $1.00      --      --
Accumulation unit value at end of
period                                $1.78    $1.40    $2.29    $2.79    $2.04    $1.76    $1.31   $0.96      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                119      189      190      210      266      216      178      57      --      --
-----------------------------------------------------------------------------------------------------------------------------




VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                      2009    2008    2007    2006    2005    2004     2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning
of period                               $0.60   $1.26   $1.25   $1.12   $1.08    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $0.87   $0.60   $1.26   $1.25   $1.12    $1.08      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  846     945     779     870   1,109      610      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (11/11/1999)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning
of period                               $0.61   $1.07   $0.96   $0.92   $0.85    $0.81   $0.63   $0.84   $1.11   $1.26
Accumulation unit value at end of
period                                  $0.73   $0.61   $1.07   $0.96   $0.92    $0.85   $0.81   $0.63   $0.84   $1.11
Number of accumulation units
outstanding at end of period (000
omitted)                                  141     143     156     173     129      140     150     131      78      29
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning
of period                               $0.75   $1.33   $1.20   $1.15   $1.07    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $0.90   $0.75   $1.33   $1.20   $1.15    $1.07      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   68      61      50      50      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning
of period                               $0.78   $1.50   $1.37   $1.20   $1.11    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.10   $0.78   $1.50   $1.37   $1.20    $1.11      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   --      --      --      --      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning
of period                               $0.80   $1.16   $1.08   $1.00      --       --      --      --      --      --
Accumulation unit value at end of
period                                  $1.01   $0.80   $1.16   $1.08      --       --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  149     170     220     254      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning
of period                               $0.73   $1.03   $1.00      --      --       --      --      --      --      --
Accumulation unit value at end of
period                                  $0.92   $0.73   $1.03      --      --       --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   --      --      --      --      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning
of period                               $0.61   $1.04   $1.00      --      --       --      --      --      --      --
Accumulation unit value at end of
period                                  $0.82   $0.61   $1.04      --      --       --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  883     322     238      --      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning
of period                               $0.96   $1.36   $1.26   $1.15   $1.08    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.23   $0.96   $1.36   $1.26   $1.15    $1.08      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  176     186     220     259     323      187      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning
of period                               $0.82   $1.00      --      --      --       --      --      --      --      --
Accumulation unit value at end of
period                                  $1.01   $0.82      --      --      --       --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   15      15      --      --      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    27

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                      2009    2008    2007    2006    2005    2004     2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning
of period                               $0.60   $1.16   $1.00      --      --       --      --      --      --      --
Accumulation unit value at end of
period                                  $0.91   $0.60   $1.16      --      --       --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   --      --      --      --      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning
of period                               $0.79   $1.34   $1.29   $1.12   $1.08    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $0.94   $0.79   $1.34   $1.29   $1.12    $1.08      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   73       7       7       7       4        4      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning
of period                               $0.89   $1.93   $1.85   $1.38   $1.20    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.18   $0.89   $1.93   $1.85   $1.38    $1.20      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                3,062   3,533   2,657   2,757   2,505      620      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning
of period                               $1.12   $1.15   $1.06   $1.06   $1.06    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.22   $1.12   $1.15   $1.06   $1.06    $1.06      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                4,109   3,849   6,168   6,843   5,789    1,416      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning
of period                               $0.98   $1.80   $1.55   $1.25   $1.12    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.30   $0.98   $1.80   $1.55   $1.25    $1.12      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   --      --      --      --      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning
of period                               $0.67   $0.90   $1.00      --      --       --      --      --      --      --
Accumulation unit value at end of
period                                  $0.86   $0.67   $0.90      --      --       --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   --      --      --      --      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning
of period                               $0.71   $1.23   $1.03   $1.07   $1.07    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $0.94   $0.71   $1.23   $1.03   $1.07    $1.07      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                2,142   2,162   2,228   3,255   1,738      450      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning
of period                               $0.90   $1.24   $1.33   $1.13   $1.09    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.06   $0.90   $1.24   $1.33   $1.13    $1.09      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   61       2       2       2       2        2      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA ASSET ALLOCATION FUND, VARIABLE SERIES, CLASS A (04/07/2003)
Accumulation unit value at beginning
of period                               $1.16   $1.64   $1.52   $1.38   $1.31    $1.20   $1.00      --      --      --
Accumulation unit value at end of
period                                  $1.42   $1.16   $1.64   $1.52   $1.38    $1.31   $1.20      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   69     117      87      70     135      142     222      --      --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA FEDERAL SECURITIES FUND, VARIABLE SERIES, CLASS A (04/07/2003)
Accumulation unit value at beginning
of period                               $1.21   $1.14   $1.08   $1.06   $1.04    $1.01   $1.00      --      --      --
Accumulation unit value at end of
period                                  $1.22   $1.21   $1.14   $1.08   $1.06    $1.04   $1.01      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  242     331     330     282     293      303     359      --      --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS A (04/28/2006)
Accumulation unit value at beginning
of period                               $0.80   $1.08   $1.07   $1.00      --       --      --      --      --      --
Accumulation unit value at end of
period                                  $1.14   $0.80   $1.08   $1.07      --       --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   39      84     100     106      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning
of period                               $0.80   $1.07   $1.07   $1.00      --       --      --      --      --      --
Accumulation unit value at end of
period                                  $1.14   $0.80   $1.07   $1.07      --       --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  833     978   1,179   1,561      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------



 28    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                      2009    2008    2007    2006    2005    2004     2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES, CLASS A (02/25/2005)
Accumulation unit value at beginning
of period                               $0.76   $1.30   $1.13   $1.04   $1.00       --      --      --      --      --
Accumulation unit value at end of
period                                  $1.02   $0.76   $1.30   $1.13   $1.04       --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  299     409     587     638     692       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning
of period                               $0.67   $1.12   $1.00      --      --       --      --      --      --      --
Accumulation unit value at end of
period                                  $0.84   $0.67   $1.12      --      --       --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                1,278     985     714      --      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning
of period                               $0.58   $1.14   $1.00      --      --       --      --      --      --      --
Accumulation unit value at end of
period                                  $0.79   $0.58   $1.14      --      --       --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   --      --      --      --      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning
of period                               $0.99   $1.39   $1.44   $1.22   $1.17    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.22   $0.99   $1.39   $1.44   $1.22    $1.17      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  621     339     342      --      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL COMPANY GROWTH FUND, VARIABLE SERIES, CLASS A (04/14/2003)
Accumulation unit value at beginning
of period                               $1.22   $2.09   $1.87   $1.68   $1.65    $1.50   $1.00      --      --      --
Accumulation unit value at end of
period                                  $1.52   $1.22   $2.09   $1.87   $1.68    $1.65   $1.50      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   22      23      26      42      42       50      49      --      --      --
--------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning
of period                               $0.72   $1.10   $1.00      --      --       --      --      --      --      --
Accumulation unit value at end of
period                                  $0.85   $0.72   $1.10      --      --       --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   15      --      --      --      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning
of period                               $0.77   $1.30   $1.30   $1.22   $1.13    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.03   $0.77   $1.30   $1.30   $1.22    $1.13      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   --      --      --      --      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning
of period                               $0.71   $1.23   $1.09   $1.06   $1.03    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.11   $0.71   $1.23   $1.09   $1.06    $1.03      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  715     862     874   1,176     864      204      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning
of period                               $0.89   $1.29   $1.22   $1.06   $1.03    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.08   $0.89   $1.29   $1.22   $1.06    $1.03      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    9      12      13      14      14       14      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning
of period                               $0.62   $1.09   $1.00      --      --       --      --      --      --      --
Accumulation unit value at end of
period                                  $0.77   $0.62   $1.09      --      --       --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   --      --      --      --      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning
of period                               $0.97   $1.57   $1.53   $1.26   $1.14    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.25   $0.97   $1.57   $1.53   $1.26    $1.14      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   --      --      --      --      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning
of period                               $0.71   $0.99   $1.00      --      --       --      --      --      --      --
Accumulation unit value at end of
period                                  $1.01   $0.71   $0.99      --      --       --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  421     393     346      --      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    29

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                      2009    2008    2007    2006    2005    2004     2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning
of period                               $0.88   $1.11   $1.07   $1.04   $1.03    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $0.94   $0.88   $1.11   $1.07   $1.04    $1.03      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                1,410   1,307   1,743   1,956   2,006      488      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2* (04/30/2004)
Accumulation unit value at beginning
of period                               $0.79   $1.14   $1.11   $1.07   $1.09    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.04   $0.79   $1.14   $1.11   $1.07    $1.09      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                1,369   1,849   2,055   2,116   1,898      508      --      --      --      --
*Evergreen VA Diversified Income Builder Fund - Class 2 liquidated on April 30, 2010.
--------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning
of period                               $0.92   $1.39   $1.31   $1.18   $1.09    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.24   $0.92   $1.39   $1.31   $1.18    $1.09      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  353     243     155     219      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning
of period                               $0.82   $1.42   $1.29   $1.18   $1.12    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.13   $0.82   $1.42   $1.29   $1.18    $1.12      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  361     399     415     489     502       10      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2* (04/30/2004)
Accumulation unit value at beginning
of period                               $0.84   $1.15   $1.13   $1.06   $1.06    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.26   $0.84   $1.15   $1.13   $1.06    $1.06      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  746     892   1,108   1,253   1,319      315      --      --      --      --
*Evergreen VA High Income Fund - Class 2 liquidated on April 30, 2010.
--------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning
of period                               $1.05   $1.81   $1.60   $1.32   $1.15    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.19   $1.05   $1.81   $1.60   $1.32    $1.15      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  813     667     657     741     652        5      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning
of period                               $0.89   $1.24   $1.12   $1.07   $1.05    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.26   $0.89   $1.24   $1.12   $1.07    $1.05      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                1,159   1,258   1,531   1,651   1,365      279      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning
of period                               $0.93   $1.37   $1.50   $1.25   $1.15    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.18   $0.93   $1.37   $1.50   $1.25    $1.15      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   17      15      33      33      33       18      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning
of period                               $0.83   $1.27   $1.18   $1.07   $1.02    $0.98   $0.84   $0.93   $0.96   $1.02
Accumulation unit value at end of
period                                  $1.13   $0.83   $1.27   $1.18   $1.07    $1.02   $0.98   $0.84   $0.93   $0.96
Number of accumulation units
outstanding at end of period (000
omitted)                                   18      41      43      46      50       55      65      68      59      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning
of period                               $0.93   $1.64   $1.41   $1.28   $1.11    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.24   $0.93   $1.64   $1.41   $1.28    $1.11      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                6,351   7,155   7,060   8,517   5,857    1,194      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning
of period                               $0.70   $1.22   $1.10   $0.98   $0.93    $0.89   $0.72   $0.88   $0.98   $1.03
Accumulation unit value at end of
period                                  $0.88   $0.70   $1.22   $1.10   $0.98    $0.93   $0.89   $0.72   $0.88   $0.98
Number of accumulation units
outstanding at end of period (000
omitted)                                  135     116     228     248     198      181     157     145      90       3
--------------------------------------------------------------------------------------------------------------------------



 30    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                      2009    2008    2007    2006    2005    2004     2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning
of period                               $0.55   $1.06   $0.85   $0.80   $0.77    $0.75   $0.57   $0.83   $1.02   $1.16
Accumulation unit value at end of
period                                  $0.70   $0.55   $1.06   $0.85   $0.80    $0.77   $0.75   $0.57   $0.83   $1.02
Number of accumulation units
outstanding at end of period (000
omitted)                                  103      94     114      99     117      108     191     159     152     129
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning
of period                               $0.74   $1.42   $1.14   $1.08   $1.03    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $0.94   $0.74   $1.42   $1.14   $1.08    $1.03      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   --      --      --      --      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning
of period                               $1.05   $1.11   $1.07   $1.04   $1.04    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.20   $1.05   $1.11   $1.07   $1.04    $1.04      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                2,984   2,975   4,000   3,220   2,391      560      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning
of period                               $2.09   $3.49   $3.06   $2.74   $2.35    $1.90   $1.39   $1.56   $1.63   $1.24
Accumulation unit value at end of
period                                  $2.89   $2.09   $3.49   $3.06   $2.74    $2.35   $1.90   $1.39   $1.56   $1.63
Number of accumulation units
outstanding at end of period (000
omitted)                                  120     132     170     211     226      250     268     298     202      11
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning
of period                               $1.07   $1.80   $1.58   $1.42   $1.22    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.48   $1.07   $1.80   $1.58   $1.42    $1.22      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                1,113   1,311   1,141   1,202     715        1      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning
of period                               $0.97   $1.75   $1.51   $1.30   $1.10    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.21   $0.97   $1.75   $1.51   $1.30    $1.10      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  824     936     822     962   1,107      628      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning
of period                               $0.80   $1.41   $1.81   $1.52   $1.35    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $0.95   $0.80   $1.41   $1.81   $1.52    $1.35      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   22      24      24       9      11        2      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning
of period                               $0.94   $1.36   $1.32   $1.13   $1.13    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.26   $0.94   $1.36   $1.32   $1.13    $1.13      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  320     322     349     365     374      300      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning
of period                               $0.90   $1.25   $1.30   $1.12   $1.10    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.04   $0.90   $1.25   $1.30   $1.12    $1.10      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   15      20      23      25      24        2      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning
of period                               $1.65   $2.50   $2.59   $2.24   $2.08    $1.70   $1.30   $1.45   $1.29   $1.04
Accumulation unit value at end of
period                                  $2.11   $1.65   $2.50   $2.59   $2.24    $2.08   $1.70   $1.30   $1.45   $1.29
Number of accumulation units
outstanding at end of period (000
omitted)                                   --      --      --      --      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning
of period                               $0.74   $1.31   $1.19   $1.11   $1.07    $0.97   $0.71   $1.01   $1.21   $1.43
Accumulation unit value at end of
period                                  $1.05   $0.74   $1.31   $1.19   $1.11    $1.07   $0.97   $0.71   $1.01   $1.21
Number of accumulation units
outstanding at end of period (000
omitted)                                  178     256     345     421     465      481     495     546     261      21
--------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning
of period                               $1.20   $1.92   $1.88   $1.61   $1.47    $1.32   $1.07   $1.22   $1.16   $1.03
Accumulation unit value at end of
period                                  $1.49   $1.20   $1.92   $1.88   $1.61    $1.47   $1.32   $1.07   $1.22   $1.16
Number of accumulation units
outstanding at end of period (000
omitted)                                  439     498     532     713     655      587     281     285      63       5
--------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    31

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                      2009    2008    2007    2006    2005    2004     2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning
of period                               $0.98   $1.66   $1.46   $1.21   $1.11    $0.95   $0.73   $0.90   $1.09   $1.13
Accumulation unit value at end of
period                                  $1.33   $0.98   $1.66   $1.46   $1.21    $1.11   $0.95   $0.73   $0.90   $1.09
Number of accumulation units
outstanding at end of period (000
omitted)                                   67     117     100     102     122       97     102      89      29      12
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning
of period                               $1.43   $1.36   $1.24   $1.12   $1.16    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.68   $1.43   $1.36   $1.24   $1.12    $1.16      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                1,888   1,892   2,787   2,962   2,190      575      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning
of period                               $0.84   $1.48   $1.46   $1.21   $1.13    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.09   $0.84   $1.48   $1.46   $1.21    $1.13      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  104     109     106     121     118       44      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning
of period                               $0.98   $1.57   $1.54   $1.34   $1.20    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.28   $0.98   $1.57   $1.54   $1.34    $1.20      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                2,218   2,351   2,480   2,618   1,915      505      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning
of period                               $0.59   $0.94   $1.00      --      --       --      --      --      --      --
Accumulation unit value at end of
period                                  $0.70   $0.59   $0.94      --      --       --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   --      --      --      --      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning
of period                               $0.43   $0.77   $0.64   $0.57   $0.51    $0.43   $0.32   $0.46   $0.76   $1.00
Accumulation unit value at end of
period                                  $0.61   $0.43   $0.77   $0.64   $0.57    $0.51   $0.43   $0.32   $0.46   $0.76
Number of accumulation units
outstanding at end of period (000
omitted)                                   39      67     241     296     327      331     345     312     188      --
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning
of period                               $0.30   $0.53   $0.44   $0.42   $0.38    $0.38   $0.26   $0.45   $0.72   $1.00
Accumulation unit value at end of
period                                  $0.46   $0.30   $0.53   $0.44   $0.42    $0.38   $0.38   $0.26   $0.45   $0.72
Number of accumulation units
outstanding at end of period (000
omitted)                                   32      46      46      51      82       84      88      89      27      --
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning
of period                               $0.48   $0.80   $0.70   $0.64   $0.62    $0.61   $0.47   $0.64   $0.87   $1.00
Accumulation unit value at end of
period                                  $0.64   $0.48   $0.80   $0.70   $0.64    $0.62   $0.61   $0.47   $0.64   $0.87
Number of accumulation units
outstanding at end of period (000
omitted)                                1,443   1,405   1,248     116     148      194     221     283     239      --
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning
of period                               $0.61   $1.03   $1.00      --      --       --      --      --      --      --
Accumulation unit value at end of
period                                  $0.85   $0.61   $1.03      --      --       --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   --      --      --      --      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning
of period                               $0.81   $1.29   $1.18   $1.11   $1.08    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.11   $0.81   $1.29   $1.18   $1.11    $1.08      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   15      15      19      19      19       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning
of period                               $0.77   $1.16   $1.06   $0.95   $0.90    $0.81   $0.67   $0.86   $1.04   $1.05
Accumulation unit value at end of
period                                  $0.96   $0.77   $1.16   $1.06   $0.95    $0.90   $0.81   $0.67   $0.86   $1.04
Number of accumulation units
outstanding at end of period (000
omitted)                                   --      --      --       2       2        2       2       2       9       8
--------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning
of period                               $0.72   $1.08   $1.00   $0.89   $0.85    $0.77   $0.64   $0.82   $0.99   $1.00
Accumulation unit value at end of
period                                  $0.90   $0.72   $1.08   $1.00   $0.89    $0.85   $0.77   $0.64   $0.82   $0.99
Number of accumulation units
outstanding at end of period (000
omitted)                                   88      71     150     162     164      153     193     194     110      --
--------------------------------------------------------------------------------------------------------------------------



 32    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                      2009    2008    2007    2006    2005    2004     2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning
of period                               $0.86   $1.44   $1.42   $1.27   $1.22    $1.16   $0.88   $1.30   $1.38   $1.43
Accumulation unit value at end of
period                                  $1.40   $0.86   $1.44   $1.42   $1.27    $1.22   $1.16   $0.88   $1.30   $1.38
Number of accumulation units
outstanding at end of period (000
omitted)                                   13      16      16      19      27       26      30      27      14      14
--------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning
of period                               $0.57   $0.95   $0.94   $0.84   $0.81    $0.77   $0.59   $0.87   $0.93   $1.00
Accumulation unit value at end of
period                                  $0.92   $0.57   $0.95   $0.94   $0.84    $0.81   $0.77   $0.59   $0.87   $0.93
Number of accumulation units
outstanding at end of period (000
omitted)                                   30      34      41      42      40       45      43      42      11      --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning
of period                               $1.20   $1.56   $1.51   $1.37   $1.35    $1.22   $1.06   $1.14   $1.15   $1.00
Accumulation unit value at end of
period                                  $1.40   $1.20   $1.56   $1.51   $1.37    $1.35   $1.22   $1.06   $1.14   $1.15
Number of accumulation units
outstanding at end of period (000
omitted)                                   33      48      47      47      52       51      46      45      36       6
--------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning
of period                               $1.09   $1.42   $1.38   $1.25   $1.24    $1.13   $0.98   $1.05   $1.06   $1.00
Accumulation unit value at end of
period                                  $1.27   $1.09   $1.42   $1.38   $1.25    $1.24   $1.13   $0.98   $1.05   $1.06
Number of accumulation units
outstanding at end of period (000
omitted)                                  249     311     490     541     651      617     696     688     248       2
--------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning
of period                               $1.39   $2.26   $1.79   $1.38   $1.19    $0.93   $0.69   $0.90   $1.21   $1.14
Accumulation unit value at end of
period                                  $1.83   $1.39   $2.26   $1.79   $1.38    $1.19   $0.93   $0.69   $0.90   $1.21
Number of accumulation units
outstanding at end of period (000
omitted)                                   28      31      31      33      34       35      34      36      37       9
--------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning
of period                               $1.14   $1.85   $1.47   $1.14   $0.99    $0.77   $0.57   $0.75   $1.01   $1.00
Accumulation unit value at end of
period                                  $1.50   $1.14   $1.85   $1.47   $1.14    $0.99   $0.77   $0.57   $0.75   $1.01
Number of accumulation units
outstanding at end of period (000
omitted)                                   67      81     182     167     168      150     143     140      61      --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning
of period                               $0.71   $1.32   $1.17   $1.10   $1.06    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.01   $0.71   $1.32   $1.17   $1.10    $1.06      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                2,047   2,333   2,161   2,648   2,022      561      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning
of period                               $0.94   $1.59   $1.51   $1.30   $1.16    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.29   $0.94   $1.59   $1.51   $1.30    $1.16      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   47      21      20      17      18       19      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning
of period                               $0.86   $1.40   $1.44   $1.27   $1.17    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.16   $0.86   $1.40   $1.44   $1.27    $1.17      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   25      16      18      19      18       16      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (04/30/2004)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning
of period                               $1.06   $1.25   $1.15   $1.09   $1.07    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.24   $1.06   $1.25   $1.15   $1.09    $1.07      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                3,300   3,158   4,023   3,937   2,872      803      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning
of period                               $0.86   $1.04   $1.00      --      --       --      --      --      --      --
Accumulation unit value at end of
period                                  $1.03   $0.86   $1.04      --      --       --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  577     861     871      --      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning
of period                               $0.95   $1.15   $1.17   $1.16   $1.03    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.18   $0.95   $1.15   $1.17   $1.16    $1.03      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   --      --      --      --      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    33

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                      2009    2008    2007    2006    2005    2004     2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning
of period                               $0.71   $1.17   $1.26   $1.10   $1.06    $0.96   $0.77   $0.96   $1.03   $0.97
Accumulation unit value at end of
period                                  $0.91   $0.71   $1.17   $1.26   $1.10    $1.06   $0.96   $0.77   $0.96   $1.03
Number of accumulation units
outstanding at end of period (000
omitted)                                  166     196     221     242     304      323     363     405     320      59
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning
of period                               $1.04   $1.39   $1.34   $1.29   $1.28    $1.24   $1.20   $1.12   $1.06   $0.99
Accumulation unit value at end of
period                                  $1.51   $1.04   $1.39   $1.34   $1.29    $1.28   $1.24   $1.20   $1.12   $1.06
Number of accumulation units
outstanding at end of period (000
omitted)                                   20      22      16      15      15       15      28      29      16      16
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning
of period                               $0.89   $1.61   $1.50   $1.19   $1.07    $0.93   $0.73   $0.90   $1.15   $1.29
Accumulation unit value at end of
period                                  $1.10   $0.89   $1.61   $1.50   $1.19    $1.07   $0.93   $0.73   $0.90   $1.15
Number of accumulation units
outstanding at end of period (000
omitted)                                   59      69     101     103     122      127     179     219     173      30
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning
of period                               $0.75   $1.26   $1.46   $1.26   $1.19    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $0.98   $0.75   $1.26   $1.46   $1.26    $1.19      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   12      14      12     194      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning
of period                               $0.55   $1.02   $0.99   $0.95   $0.86    $0.73   $0.56   $0.81   $1.23   $1.30
Accumulation unit value at end of
period                                  $0.75   $0.55   $1.02   $0.99   $0.95    $0.86   $0.73   $0.56   $0.81   $1.23
Number of accumulation units
outstanding at end of period (000
omitted)                                  112     131     194     228     222      220     215     187     104      19
--------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning
of period                               $0.60   $0.99   $1.00      --      --       --      --      --      --      --
Accumulation unit value at end of
period                                  $0.78   $0.60   $0.99      --      --       --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                1,254     563     484      --      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning
of period                               $0.82   $1.31   $1.25   $1.09   $1.10    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.11   $0.82   $1.31   $1.25   $1.09    $1.10      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    1       1       1       1      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning
of period                               $0.91   $1.35   $1.43   $1.21   $1.15    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.23   $0.91   $1.35   $1.43   $1.21    $1.15      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                2,350   2,596   2,791   2,698   2,395      610      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (11/11/1999)
Accumulation unit value at beginning
of period                               $0.82   $1.19   $1.18   $1.05   $1.02    $0.94   $0.79   $0.92   $1.04   $1.08
Accumulation unit value at end of
period                                  $1.01   $0.82   $1.19   $1.18   $1.05    $1.02   $0.94   $0.79   $0.92   $1.04
Number of accumulation units
outstanding at end of period (000
omitted)                                   84      85      85     121     121      122     122     135     173       1
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/11/1999)
Accumulation unit value at beginning
of period                               $1.17   $1.16   $1.12   $1.08   $1.07    $1.07   $1.08   $1.08   $1.05   $1.01
Accumulation unit value at end of
period                                  $1.16   $1.17   $1.16   $1.12   $1.08    $1.07   $1.07   $1.08   $1.08   $1.05
Number of accumulation units
outstanding at end of period (000
omitted)                                  827     835     334     460     205       64      72     161     284      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/11/1999)
Accumulation unit value at beginning
of period                               $1.25   $1.35   $1.30   $1.26   $1.24    $1.20   $1.17   $1.12   $1.05   $1.01
Accumulation unit value at end of
period                                  $1.41   $1.25   $1.35   $1.30   $1.26    $1.24   $1.20   $1.17   $1.12   $1.05
Number of accumulation units
outstanding at end of period (000
omitted)                                1,984   2,091   2,204   1,771     120      127      31      32      24      --
--------------------------------------------------------------------------------------------------------------------------



 34    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                      2009    2008    2007    2006    2005    2004     2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (11/11/1999)
Accumulation unit value at beginning
of period                               $1.10   $1.87   $1.75   $1.48   $1.32    $1.13   $0.81   $1.01   $1.00   $1.02
Accumulation unit value at end of
period                                  $1.39   $1.10   $1.87   $1.75   $1.48    $1.32   $1.13   $0.81   $1.01   $1.00
Number of accumulation units
outstanding at end of period (000
omitted)                                4,693   4,712   4,137   4,535   2,962       25      25      25      26      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning
of period                               $0.73   $1.29   $1.26   $1.11   $1.06    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $0.90   $0.73   $1.29   $1.26   $1.11    $1.06      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                2,486   2,481   2,441   2,749   3,138    1,827      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning
of period                               $1.09   $1.10   $1.03   $1.00      --       --      --      --      --      --
Accumulation unit value at end of
period                                  $1.15   $1.09   $1.10   $1.03      --       --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                1,468   1,135   1,300   1,312      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/11/1999)
Accumulation unit value at beginning
of period                               $1.01   $1.37   $1.36   $1.24   $1.21    $1.10   $0.89   $0.96   $0.92   $1.03
Accumulation unit value at end of
period                                  $1.54   $1.01   $1.37   $1.36   $1.24    $1.21   $1.10   $0.89   $0.96   $0.92
Number of accumulation units
outstanding at end of period (000
omitted)                                  545     699     822     930     672      157      81      96      40      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning
of period                               $0.97   $1.20   $1.19   $1.11   $1.09    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.36   $0.97   $1.20   $1.19   $1.11    $1.09      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  790     664     632     504      --   15,000      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning
of period                               $0.71   $1.30   $1.15   $1.17   $1.07    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.14   $0.71   $1.30   $1.15   $1.17    $1.07      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  162     215     199     234     240      145      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning
of period                               $0.54   $1.00   $1.00      --      --       --      --      --      --      --
Accumulation unit value at end of
period                                  $0.76   $0.54   $1.00      --      --       --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   --      --      --      --      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (10/23/2000)
Accumulation unit value at beginning
of period                               $0.66   $1.06   $1.02   $0.89   $0.86    $0.79   $0.63   $0.82   $0.94   $1.00
Accumulation unit value at end of
period                                  $0.82   $0.66   $1.06   $1.02   $0.89    $0.86   $0.79   $0.63   $0.82   $0.94
Number of accumulation units
outstanding at end of period (000
omitted)                                  202     177     235     343     380      355     418     377     162      --
--------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning
of period                               $1.03   $1.07   $1.03   $1.01   $1.00    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.08   $1.03   $1.07   $1.03   $1.01    $1.00      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  839     589     537     573     342       24      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning
of period                               $0.71   $1.29   $1.27   $1.15   $1.07    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $0.96   $0.71   $1.29   $1.27   $1.15    $1.07      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  263     390     302      --      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning
of period                               $0.79   $1.32   $1.34   $1.14   $1.10    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $0.99   $0.79   $1.32   $1.34   $1.14    $1.10      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    4       4       4       4       4       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (CLASS 3) (11/11/1999)
Accumulation unit value at beginning
of period                               $0.98   $1.61   $1.70   $1.54   $1.49    $1.27   $0.87   $1.06   $1.15   $1.11
Accumulation unit value at end of
period                                  $1.35   $0.98   $1.61   $1.70   $1.54    $1.49   $1.27   $0.87   $1.06   $1.15
Number of accumulation units
outstanding at end of period (000
omitted)                                   16      16      16      19      19       20      27      32      11      --
--------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    35

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                      2009    2008    2007    2006    2005    2004     2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (10/23/2000)
Accumulation unit value at beginning
of period                               $1.57   $3.43   $2.51   $1.90   $1.43    $1.17   $0.84   $0.90   $0.92   $1.00
Accumulation unit value at end of
period                                  $2.70   $1.57   $3.43   $2.51   $1.90    $1.43   $1.17   $0.84   $0.90   $0.92
Number of accumulation units
outstanding at end of period (000
omitted)                                  891   1,256     981   1,358   1,275      363      18      27      11      --
--------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning
of period                               $1.04   $1.76   $1.58   $1.29   $1.14    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.31   $1.04   $1.76   $1.58   $1.29    $1.14      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   --      --      --      --      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning
of period                               $0.82   $1.29   $1.34   $1.17   $1.13    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.04   $0.82   $1.29   $1.34   $1.17    $1.13      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                7,754   8,226   8,387   9,048   7,239    1,714      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning
of period                               $0.47   $0.85   $1.00      --      --       --      --      --      --      --
Accumulation unit value at end of
period                                  $0.65   $0.47   $0.85      --      --       --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  253     353     177      --      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning
of period                               $0.59   $1.13   $1.00      --      --       --      --      --      --      --
Accumulation unit value at end of
period                                  $0.92   $0.59   $1.13      --      --       --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   --      --      --      --      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning
of period                               $1.09   $1.77   $2.17   $1.59   $1.38    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.38   $1.09   $1.77   $2.17   $1.59    $1.38      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  193     206     204     132     155       69      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning
of period                               $1.22   $2.26   $1.97   $1.45   $1.21    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.80   $1.22   $2.26   $1.97   $1.45    $1.21      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                1,103   1,350   1,109   1,395   1,121      350      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning
of period                               $0.84   $1.42   $1.36   $1.27   $1.16    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.19   $0.84   $1.42   $1.36   $1.27    $1.16      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                1,726   1,875   1,858   1,824   1,445      363      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND (04/30/2004)
(PREVIOUSLY WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning
of period                               $0.93   $1.33   $1.25   $1.13   $1.08    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.06   $0.93   $1.33   $1.25   $1.13    $1.08      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    3       3       3       4       4        4      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning
of period                               $0.84   $1.30   $1.33   $1.11   $1.08    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.07   $0.84   $1.30   $1.33   $1.11    $1.08      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    3      30      18      --      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning
of period                               $0.84   $1.34   $1.32   $1.13   $1.08    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $0.98   $0.84   $1.34   $1.32   $1.13    $1.08      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  228     174     182     190     214       84      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (04/30/2004)
Accumulation unit value at beginning
of period                               $0.90   $1.60   $1.44   $1.20   $1.11    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.00   $0.90   $1.60   $1.44   $1.20    $1.11      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   --      --      --      --      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------



 36    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                      2009    2008    2007    2006    2005    2004     2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (04/30/2004)
Accumulation unit value at beginning
of period                               $0.71   $1.19   $1.18   $1.03   $1.06    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $0.96   $0.71   $1.19   $1.18   $1.03    $1.06      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    3       3       3       3      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (04/30/2004)
Accumulation unit value at beginning
of period                               $0.70   $1.16   $1.09   $1.08   $1.03    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $0.99   $0.70   $1.16   $1.09   $1.08    $1.03      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  802     859     890     951     718       70      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND* (04/30/2004)
Accumulation unit value at beginning
of period                               $1.10   $1.08   $1.04   $1.01   $1.00    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.09   $1.10   $1.08   $1.04   $1.01    $1.00      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    8       4       6       6       5       --      --      --      --      --
*Wells Fargo Advantage VT Money Market Fund liquidated on April 30, 2010.
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning
of period                               $0.88   $1.53   $1.36   $1.12   $1.06    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.33   $0.88   $1.53   $1.36   $1.12    $1.06      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   --      --      --      --      --       --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (04/30/2004)
Accumulation unit value at beginning
of period                               $1.14   $1.12   $1.07   $1.04   $1.04    $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.26   $1.14   $1.12   $1.07   $1.04    $1.04      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  495     500     719     668     432       87      --      --      --      --
--------------------------------------------------------------------------------------------------------------------------




VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                     2009     2008     2007     2006    2005    2004    2003    2002    2001     2000
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (11/06/2003)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning
of period                               $0.65    $1.37    $1.36   $1.22   $1.17   $1.07   $1.00      --       --      --
Accumulation unit value at end of
period                                  $0.95    $0.65    $1.37   $1.36   $1.22   $1.17   $1.07      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  837      743      758     832     885     941      89      --       --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (03/03/2000)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning
of period                               $0.41    $0.72    $0.65   $0.62   $0.58   $0.55   $0.43   $0.57    $0.75   $1.00
Accumulation unit value at end of
period                                  $0.49    $0.41    $0.72   $0.65   $0.62   $0.58   $0.55   $0.43    $0.57   $0.75
Number of accumulation units
outstanding at end of period (000
omitted)                                  641      701    1,022   1,762   1,950   2,150   2,296   2,455    2,749   1,707
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/06/2003)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning
of period                               $0.76    $1.34    $1.22   $1.16   $1.08   $1.03   $1.00      --       --      --
Accumulation unit value at end of
period                                  $0.91    $0.76    $1.34   $1.22   $1.16   $1.08   $1.03      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  536      510      531     268       3       3      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/06/2003)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning
of period                               $0.84    $1.60    $1.47   $1.28   $1.18   $1.04   $1.00      --       --      --
Accumulation unit value at end of
period                                  $1.17    $0.84    $1.60   $1.47   $1.28   $1.18   $1.04      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   32       36       40      37      41      42      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning
of period                               $0.80    $1.16    $1.08   $1.00      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $1.01    $0.80    $1.16   $1.08      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  999    1,471    1,975   2,929      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    37

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2009     2008     2007     2006    2005    2004    2003    2002    2001     2000
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning
of period                               $0.79    $1.15    $1.08   $1.00      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $1.00    $0.79    $1.15   $1.08      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    8        8        8       8      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning
of period                               $0.73    $1.03    $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $0.91    $0.73    $1.03      --      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    8       --       --      --      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning
of period                               $0.61    $1.04    $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $0.82    $0.61    $1.04      --      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               17,191    6,549    3,282      --      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (05/01/2006)
(PREVIOUSLY AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning
of period                               $0.79    $1.13    $1.04   $1.00      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $1.02    $0.79    $1.13   $1.04      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   --       --       --      --      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning
of period                               $0.82    $1.00       --      --      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $1.01    $0.82       --      --      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  106      111       --      --      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/06/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning
of period                               $0.70    $1.35    $1.14   $1.07   $1.04   $1.00   $1.00      --       --      --
Accumulation unit value at end of
period                                  $1.06    $0.70    $1.35   $1.14   $1.07   $1.04   $1.00      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   35       35       37      34      36      28       2      --       --      --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning
of period                               $0.86    $1.46    $1.41   $1.22   $1.18   $1.07   $1.00      --       --      --
Accumulation unit value at end of
period                                  $1.02    $0.86    $1.46   $1.41   $1.22   $1.18   $1.07      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  158      182      173     174     176     165      31      --       --      --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (05/01/2006)
Accumulation unit value at beginning
of period                               $0.54    $1.17    $1.12   $1.00      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $0.72    $0.54    $1.17   $1.12      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                8,976   11,184    5,434   1,483      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning
of period                               $0.82    $1.37    $1.22   $1.25   $1.10   $1.03   $1.00      --       --      --
Accumulation unit value at end of
period                                  $1.11    $0.82    $1.37   $1.22   $1.25   $1.10   $1.03      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   76       95      107     110     128     128      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (05/01/2006)
Accumulation unit value at beginning
of period                               $1.07    $1.10    $1.02   $1.00      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $1.17    $1.07    $1.10   $1.02      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  134       --       --      --      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (05/01/2006)
Accumulation unit value at beginning
of period                               $0.69    $1.26    $1.08   $1.00      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $0.91    $0.69    $1.26   $1.08      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   --       --       --      --      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------



 38    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2009     2008     2007     2006    2005    2004    2003    2002    2001     2000
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning
of period                               $0.67    $0.90    $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $0.86    $0.67    $0.90      --      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   --       --       --      --      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (05/01/2006)
Accumulation unit value at beginning
of period                               $0.66    $1.15    $0.96   $1.00      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $0.88    $0.66    $1.15   $0.96      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  237      237      255   2,902      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (05/01/2006)
Accumulation unit value at beginning
of period                               $0.76    $1.05    $1.12   $1.00      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $0.89    $0.76    $1.05   $1.12      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   --       --       --      --      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning
of period                               $0.80    $1.07    $1.07   $1.00      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $1.14    $0.80    $1.07   $1.07      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   61       62       38   1,079      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning
of period                               $0.67    $1.12    $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $0.84    $0.67    $1.12      --      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               21,466   14,146    7,674      --      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning
of period                               $0.58    $1.14    $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $0.79    $0.58    $1.14      --      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   25       14       --      --      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning
of period                               $0.71    $1.00    $1.04   $1.00      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $0.87    $0.71    $1.00   $1.04      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               15,475    9,855    6,403      --      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning
of period                               $0.72    $1.10    $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $0.85    $0.72    $1.10      --      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    8       --       --      --      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning
of period                               $0.58    $0.98    $0.98   $1.00      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $0.77    $0.58    $0.98   $0.98      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   --       --       --      --      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning
of period                               $0.64    $1.10    $0.98   $1.00      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $0.99    $0.64    $1.10   $0.98      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   50       50       55     679      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2000)
Accumulation unit value at beginning
of period                               $0.48    $0.74    $0.70   $0.65   $0.63   $0.60   $0.48   $0.69    $0.90   $1.00
Accumulation unit value at end of
period                                  $0.64    $0.48    $0.74   $0.70   $0.65   $0.63   $0.60   $0.48    $0.69   $0.90
Number of accumulation units
outstanding at end of period (000
omitted)                                  210      232      333     476     530     701     753     817    1,145     834
----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning
of period                               $0.82    $1.18    $1.12   $1.00      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $0.99    $0.82    $1.18   $1.12      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   --       --       --      --      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    39

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2009     2008     2007     2006    2005    2004    2003    2002    2001     2000
----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning
of period                               $0.62    $1.09    $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $0.77    $0.62    $1.09      --      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    3       --       --      --      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning
of period                               $0.68    $1.09    $1.06   $1.00      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $0.87    $0.68    $1.09   $1.06      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   --       --       --      --      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning
of period                               $0.71    $0.99    $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $1.01    $0.71    $0.99      --      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                8,383    5,612    3,855      --      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning
of period                               $0.89    $1.12    $1.08   $1.05   $1.04   $1.01   $1.00      --       --      --
Accumulation unit value at end of
period                                  $0.94    $0.89    $1.12   $1.08   $1.05   $1.04   $1.01      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  612      677      735     764     802     775      70      --       --      --
----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND - CLASS 2* (11/06/2003)
Accumulation unit value at beginning
of period                               $0.69    $1.28    $1.22   $1.13   $1.08   $1.03   $1.00      --       --      --
Accumulation unit value at end of
period                                  $0.95    $0.69    $1.28   $1.22   $1.13   $1.08   $1.03      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   66       75      119     105      65      54       8      --       --      --
*Evergreen VA Diversified Capital Builder Fund - Class 2 liquidated on April 30, 2010.
----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2* (11/06/2003)
Accumulation unit value at beginning
of period                               $0.80    $1.15    $1.13   $1.08   $1.11   $1.03   $1.00      --       --      --
Accumulation unit value at end of
period                                  $1.05    $0.80    $1.15   $1.13   $1.08   $1.11   $1.03      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  632      675      786     755     775     748      49      --       --      --
*Evergreen VA Diversified Income Builder Fund - Class 2 liquidated on April 30, 2010.
----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning
of period                               $0.96    $1.46    $1.36   $1.23   $1.14   $1.06   $1.00      --       --      --
Accumulation unit value at end of
period                                  $1.29    $0.96    $1.46   $1.36   $1.23   $1.14   $1.06      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  891      967    1,073   1,165   1,226     762      64      --       --      --
----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning
of period                               $0.83    $1.42    $1.30   $1.19   $1.13   $1.01   $1.00      --       --      --
Accumulation unit value at end of
period                                  $1.14    $0.83    $1.42   $1.30   $1.19   $1.13   $1.01      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  295      307      325     359     387     297      51      --       --      --
----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2* (11/06/2003)
Accumulation unit value at beginning
of period                               $0.88    $1.20    $1.18   $1.10   $1.10   $1.03   $1.00      --       --      --
Accumulation unit value at end of
period                                  $1.31    $0.88    $1.20   $1.18   $1.10   $1.10   $1.03      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  220      231      219     257     292     285      54      --       --      --
*Evergreen VA High Income Fund - Class 2 liquidated on April 30, 2010.
----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning
of period                               $1.15    $1.99    $1.75   $1.44   $1.26   $1.08   $1.00      --       --      --
Accumulation unit value at end of
period                                  $1.31    $1.15    $1.99   $1.75   $1.44   $1.26   $1.08      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  773      755      857     966   1,110   1,249     139      --       --      --
----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning
of period                               $0.91    $1.27    $1.15   $1.10   $1.08   $1.02   $1.00      --       --      --
Accumulation unit value at end of
period                                  $1.29    $0.91    $1.27   $1.15   $1.10   $1.08   $1.02      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  743      873      981   1,054   1,161   1,187      55      --       --      --
----------------------------------------------------------------------------------------------------------------------------



 40    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2009     2008     2007     2006    2005    2004    2003    2002    2001     2000
----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning
of period                               $1.01    $1.50    $1.64   $1.37   $1.25   $1.06   $1.00      --       --      --
Accumulation unit value at end of
period                                  $1.29    $1.01    $1.50   $1.64   $1.37   $1.25   $1.06      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  504      552      599     642     706     730      25      --       --      --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning
of period                               $0.99    $1.74    $1.50   $1.36   $1.18   $1.04   $1.00      --       --      --
Accumulation unit value at end of
period                                  $1.32    $0.99    $1.74   $1.50   $1.36   $1.18   $1.04      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                5,626   11,060    9,543   7,320   3,059   3,269     221      --       --      --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning
of period                               $0.88    $1.52    $1.44   $1.28   $1.08   $1.08   $0.87   $0.95    $1.00      --
Accumulation unit value at end of
period                                  $1.18    $0.88    $1.52   $1.44   $1.28   $1.08   $1.08   $0.87    $0.95      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   25      151      226     191     100     105      99      92       60      --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning
of period                               $0.75    $1.44    $1.15   $1.09   $1.05   $1.03   $1.00      --       --      --
Accumulation unit value at end of
period                                  $0.95    $0.75    $1.44   $1.15   $1.09   $1.05   $1.03      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  104      152      174     170     177     182       7      --       --      --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning
of period                               $1.05    $1.42    $1.40   $1.27   $1.26   $1.17   $0.93   $0.91    $1.00      --
Accumulation unit value at end of
period                                  $1.49    $1.05    $1.42   $1.40   $1.27   $1.26   $1.17   $0.93    $0.91      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   62       74      104     146     148     223     280     154       71      --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning
of period                               $1.02    $1.07    $1.04   $1.00      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $1.16    $1.02    $1.07   $1.04      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               10,384    8,406    6,965     512      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning
of period                               $1.40    $2.35    $2.06   $1.86   $1.59   $1.29   $0.95   $1.06    $1.00      --
Accumulation unit value at end of
period                                  $1.94    $1.40    $2.35   $2.06   $1.86   $1.59   $1.29   $0.95    $1.06      --
Number of accumulation units
outstanding at end of period (000
omitted)                                3,949    5,166    3,440   2,476   1,850   1,925   1,154   1,005      667      --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning
of period                               $1.06    $1.91    $1.65   $1.42   $1.21   $1.08   $1.00      --       --      --
Accumulation unit value at end of
period                                  $1.32    $1.06    $1.91   $1.65   $1.42   $1.21   $1.08      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  410      598      533     309     133     128       7      --       --      --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning
of period                               $1.49    $2.62    $3.35   $2.81   $2.51   $1.93   $1.44   $1.42    $1.34   $1.00
Accumulation unit value at end of
period                                  $1.76    $1.49    $2.62   $3.35   $2.81   $2.51   $1.93   $1.44    $1.42   $1.34
Number of accumulation units
outstanding at end of period (000
omitted)                                  221      277      385     391     403     418     397     421      119      24
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning
of period                               $1.39    $2.00    $1.95   $1.67   $1.66   $1.48   $1.13   $1.16    $1.16   $1.00
Accumulation unit value at end of
period                                  $1.86    $1.39    $2.00   $1.95   $1.67   $1.66   $1.48   $1.13    $1.16   $1.16
Number of accumulation units
outstanding at end of period (000
omitted)                                  889      938    1,265   1,436   1,440   1,366   1,259   1,080      969     102
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning
of period                               $0.74    $1.03    $1.07   $1.00      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $0.86    $0.74    $1.03   $1.07      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   --       --       --      --      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (05/01/2002)
Accumulation unit value at beginning
of period                               $1.01    $1.52    $1.58   $1.36   $1.27   $1.04   $0.79   $1.00       --      --
Accumulation unit value at end of
period                                  $1.28    $1.01    $1.52   $1.58   $1.36   $1.27   $1.04   $0.79       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  260      317      406     494     503     478     149      59       --      --
----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    41

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2009     2008     2007     2006    2005    2004    2003    2002    2001     2000
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning
of period                               $0.40    $0.71    $0.64   $0.60   $0.58   $0.52   $0.39   $0.55    $0.66   $1.00
Accumulation unit value at end of
period                                  $0.57    $0.40    $0.71   $0.64   $0.60   $0.58   $0.52   $0.39    $0.55   $0.66
Number of accumulation units
outstanding at end of period (000
omitted)                                1,495    1,794    2,000   2,527   2,955   3,142   2,747   2,813    2,416   1,378
----------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning
of period                               $1.21    $1.95    $1.91   $1.63   $1.49   $1.34   $1.08   $1.25    $1.18   $1.00
Accumulation unit value at end of
period                                  $1.51    $1.21    $1.95   $1.91   $1.63   $1.49   $1.34   $1.08    $1.25   $1.18
Number of accumulation units
outstanding at end of period (000
omitted)                                2,690    2,831    3,212   4,354   3,461   3,662   1,227     875      521     245
----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning
of period                               $1.10    $1.86    $1.63   $1.36   $1.25   $1.07   $1.00      --       --      --
Accumulation unit value at end of
period                                  $1.49    $1.10    $1.86   $1.63   $1.36   $1.25   $1.07      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  671      705      731     780     783     797      58      --       --      --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning
of period                               $1.20    $1.15    $1.05   $1.00      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $1.41    $1.20    $1.15   $1.05      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                8,919    7,608    7,113   2,613      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning
of period                               $0.64    $1.12    $1.11   $1.00      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $0.83    $0.64    $1.12   $1.11      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  575      441      395     290      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning
of period                               $1.89    $3.04    $2.98   $2.60   $2.33   $1.87   $1.48   $1.57    $1.42   $1.00
Accumulation unit value at end of
period                                  $2.49    $1.89    $3.04   $2.98   $2.60   $2.33   $1.87   $1.48    $1.57   $1.42
Number of accumulation units
outstanding at end of period (000
omitted)                                2,121    2,524    2,353   1,620     981   1,028   1,083   1,065    1,041     593
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning
of period                               $0.64    $1.02    $1.05   $0.94   $0.90   $0.79   $0.62   $0.80    $0.92   $1.00
Accumulation unit value at end of
period                                  $0.76    $0.64    $1.02   $1.05   $0.94   $0.90   $0.79   $0.62    $0.80   $0.92
Number of accumulation units
outstanding at end of period (000
omitted)                                  437      674      934   1,503   1,492   1,569   1,608   1,593    1,352     730
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning
of period                               $0.63    $1.06    $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $0.84    $0.63    $1.06      --      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               18,312   14,597    9,206      --      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning
of period                               $0.60    $1.03    $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $0.85    $0.60    $1.03      --      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    1       --       --      --      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning
of period                               $0.82    $1.32    $1.20   $1.13   $1.10   $1.02   $1.00      --       --      --
Accumulation unit value at end of
period                                  $1.13    $0.82    $1.32   $1.20   $1.13   $1.10   $1.02      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  107       60       62      63      64      57      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning
of period                               $0.76    $1.15    $1.05   $0.94   $0.89   $0.81   $0.67   $0.86    $1.03   $1.00
Accumulation unit value at end of
period                                  $0.95    $0.76    $1.15   $1.05   $0.94   $0.89   $0.81   $0.67    $0.86   $1.03
Number of accumulation units
outstanding at end of period (000
omitted)                                  331      520      670     907     986   1,123   1,326   1,476    1,400     488
----------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning
of period                               $0.72    $1.21    $1.19   $1.07   $1.03   $0.98   $1.00      --       --      --
Accumulation unit value at end of
period                                  $1.16    $0.72    $1.21   $1.19   $1.07   $1.03   $0.98      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  133      125      124     127     125     134      10      --       --      --
----------------------------------------------------------------------------------------------------------------------------



 42    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2009     2008     2007     2006    2005    2004    2003    2002    2001     2000
----------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning
of period                               $1.01    $1.32    $1.29   $1.17   $1.15   $1.05   $1.00      --       --      --
Accumulation unit value at end of
period                                  $1.18    $1.01    $1.32   $1.29   $1.17   $1.15   $1.05      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                1,575    1,669    1,978   1,867   2,010   2,175      82      --       --      --
----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning
of period                               $1.07    $1.74    $1.38   $1.06   $0.92   $0.72   $0.53   $0.70    $0.93   $1.00
Accumulation unit value at end of
period                                  $1.41    $1.07    $1.74   $1.38   $1.06   $0.92   $0.72   $0.53    $0.70   $0.93
Number of accumulation units
outstanding at end of period (000
omitted)                                  451      755      939   1,148   1,224   1,369   1,686   1,931    2,308   1,220
----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning
of period                               $1.62    $2.63    $2.09   $1.61   $1.40   $1.09   $1.00      --       --      --
Accumulation unit value at end of
period                                  $2.12    $1.62    $2.63   $2.09   $1.61   $1.40   $1.09      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  118       53       65      81      44      45      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning
of period                               $0.74    $1.38    $1.22   $1.15   $1.11   $1.05   $1.00      --       --      --
Accumulation unit value at end of
period                                  $1.05    $0.74    $1.38   $1.22   $1.15   $1.11   $1.05      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  279      288      298     274     288     307      19      --       --      --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning
of period                               $1.04    $1.76    $1.68   $1.45   $1.28   $1.09   $0.77   $1.00       --      --
Accumulation unit value at end of
period                                  $1.43    $1.04    $1.76   $1.68   $1.45   $1.28   $1.09   $0.77       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  497      695      722     710     579     518      82      13       --      --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning
of period                               $0.25    $1.18    $1.20   $1.12   $1.11   $1.03   $1.00      --       --      --
Accumulation unit value at end of
period                                  $0.31    $0.25    $1.18   $1.20   $1.12   $1.11   $1.03      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  394      211      175     192     254     246      81      --       --      --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning
of period                               $0.89    $1.45    $1.49   $1.31   $1.21   $1.03   $1.00      --       --      --
Accumulation unit value at end of
period                                  $1.20    $0.89    $1.45   $1.49   $1.31   $1.21   $1.03      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  451      476      511     533     602     632      38      --       --      --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (05/01/2002)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning
of period                               $1.26    $1.49    $1.37   $1.30   $1.28   $1.19   $1.03   $1.00       --      --
Accumulation unit value at end of
period                                  $1.47    $1.26    $1.49   $1.37   $1.30   $1.28   $1.19   $1.03       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               13,876   10,614    8,749   2,701     919     906     264     111       --      --
----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning
of period                               $0.86    $1.04    $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $1.03    $0.86    $1.04      --      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                9,462   12,168    9,250      --      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (05/01/2002)
Accumulation unit value at beginning
of period                               $0.95    $1.16    $1.18   $1.16   $1.04   $0.98   $0.84   $1.00       --      --
Accumulation unit value at end of
period                                  $1.18    $0.95    $1.16   $1.18   $1.16   $1.04   $0.98   $0.84       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   61       63      104     150     132     111      50      12       --      --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning
of period                               $0.79    $1.30    $1.40   $1.22   $1.18   $1.07   $1.00      --       --      --
Accumulation unit value at end of
period                                  $1.01    $0.79    $1.30   $1.40   $1.22   $1.18   $1.07      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   31       31       34      36      38      39      12      --       --      --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning
of period                               $0.64    $1.16    $1.08   $0.86   $0.77   $0.67   $0.53   $0.65    $0.83   $1.00
Accumulation unit value at end of
period                                  $0.79    $0.64    $1.16   $1.08   $0.86   $0.77   $0.67   $0.53    $0.65   $0.83
Number of accumulation units
outstanding at end of period (000
omitted)                                1,959    2,382    3,162   3,931   4,113   4,437   3,942   3,982    3,906   2,927
----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    43

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2009     2008     2007     2006    2005    2004    2003    2002    2001     2000
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning
of period                               $0.77    $1.27    $1.28   $1.16   $1.12   $1.05   $1.00      --       --      --
Accumulation unit value at end of
period                                  $1.01    $0.77    $1.27   $1.28   $1.16   $1.12   $1.05      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   19       21       30      39      41      35      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (05/01/2006)
Accumulation unit value at beginning
of period                               $0.54    $0.90    $1.04   $1.00      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $0.70    $0.54    $0.90   $1.04      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   45       45       54   1,144      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning
of period                               $0.33    $0.61    $0.60   $0.57   $0.52   $0.44   $0.34   $0.49    $0.75   $1.00
Accumulation unit value at end of
period                                  $0.45    $0.33    $0.61   $0.60   $0.57   $0.52   $0.44   $0.34    $0.49   $0.75
Number of accumulation units
outstanding at end of period (000
omitted)                                1,286    1,431    1,889   2,673   3,050   3,375   3,967   4,476    4,717   3,180
----------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning
of period                               $0.60    $0.99    $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $0.78    $0.60    $0.99      --      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               22,845   11,582    6,461      --      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (05/01/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning
of period                               $0.69    $1.10    $1.05   $1.00      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $0.93    $0.69    $1.10   $1.05      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    6       --       --      --      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (05/01/2002)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning
of period                               $1.01    $1.49    $1.59   $1.34   $1.28   $1.08   $0.79   $1.00       --      --
Accumulation unit value at end of
period                                  $1.36    $1.01    $1.49   $1.59   $1.34   $1.28   $1.08   $0.79       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  394      434      396     192     185     221      40      22       --      --
----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning
of period                               $1.09    $1.08    $1.04   $1.01   $0.99   $1.00   $1.00      --       --      --
Accumulation unit value at end of
period                                  $1.08    $1.09    $1.08   $1.04   $1.01   $0.99   $1.00      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                4,706    1,829      792     340      57      73     203      --       --      --
----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning
of period                               $1.05    $1.13    $1.09   $1.05   $1.05   $1.01   $1.00      --       --      --
Accumulation unit value at end of
period                                  $1.18    $1.05    $1.13   $1.09   $1.05   $1.05   $1.01      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               22,808   19,368   15,892   6,766   1,000   1,117      75      --       --      --
----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning
of period                               $1.19    $2.02    $1.89   $1.60   $1.42   $1.22   $0.87   $1.09    $1.08   $1.00
Accumulation unit value at end of
period                                  $1.49    $1.19    $2.02   $1.89   $1.60   $1.42   $1.22   $0.87    $1.09   $1.08
Number of accumulation units
outstanding at end of period (000
omitted)                               14,162   11,637    6,473   3,391   1,105   1,194     591     573      428      98
----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning
of period                               $0.48    $0.84    $0.83   $0.73   $0.69   $0.66   $0.52   $0.67    $0.83   $1.00
Accumulation unit value at end of
period                                  $0.59    $0.48    $0.84   $0.83   $0.73   $0.69   $0.66   $0.52    $0.67   $0.83
Number of accumulation units
outstanding at end of period (000
omitted)                                1,472    1,713    2,064   2,748     727     804      75      75       76      66
----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning
of period                               $1.08    $1.10    $1.03   $1.00      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $1.15    $1.08    $1.10   $1.03      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               16,907    7,699    7,255   4,156      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------



 44    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2009     2008     2007     2006    2005    2004    2003    2002    2001     2000
----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning
of period                               $0.98    $1.32    $1.31   $1.20   $1.17   $1.06   $0.86   $0.93    $0.90   $1.00
Accumulation unit value at end of
period                                  $1.49    $0.98    $1.32   $1.31   $1.20   $1.17   $1.06   $0.86    $0.93   $0.90
Number of accumulation units
outstanding at end of period (000
omitted)                                  430      462      515     630     328     368     394     684      279     175
----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning
of period                               $0.85    $1.06    $1.05   $1.00      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $1.20    $0.85    $1.06   $1.05      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               12,398    7,173    5,490   1,572      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning
of period                               $0.72    $1.33    $1.18   $1.20   $1.10   $1.02   $1.00      --       --      --
Accumulation unit value at end of
period                                  $1.17    $0.72    $1.33   $1.18   $1.20   $1.10   $1.02      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   65       30        6      --      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning
of period                               $0.54    $1.00    $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $0.75    $0.54    $1.00      --      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   --       --       --      --      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning
of period                               $0.87    $1.40    $1.35   $1.19   $1.15   $1.06   $1.00      --       --      --
Accumulation unit value at end of
period                                  $1.09    $0.87    $1.40   $1.35   $1.19   $1.15   $1.06      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  519      227      234     248     251     239      73      --       --      --
----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning
of period                               $1.21    $1.25    $1.21   $1.17   $1.17   $1.17   $1.17   $1.12    $1.07   $1.00
Accumulation unit value at end of
period                                  $1.26    $1.21    $1.25   $1.21   $1.17   $1.17   $1.17   $1.17    $1.12   $1.07
Number of accumulation units
outstanding at end of period (000
omitted)                                3,602    1,648    1,509   1,294   1,196   1,221   1,040   1,450      805     125
----------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning
of period                               $0.74    $1.35    $1.32   $1.21   $1.12   $1.05   $1.00      --       --      --
Accumulation unit value at end of
period                                  $1.00    $0.74    $1.35   $1.32   $1.21   $1.12   $1.05      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    8      606      452      14      14      15       7      --       --      --
----------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning
of period                               $0.65    $1.08    $1.10   $1.00      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $0.81    $0.65    $1.08   $1.10      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   --       --       --      --      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning
of period                               $0.76    $1.26    $1.33   $1.21   $1.16   $0.99   $0.68   $0.83    $0.90   $1.00
Accumulation unit value at end of
period                                  $1.06    $0.76    $1.26   $1.33   $1.21   $1.16   $0.99   $0.68    $0.83   $0.90
Number of accumulation units
outstanding at end of period (000
omitted)                                   45       58       92     139     214     237     384     307       41       9
----------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning
of period                               $0.71    $1.54    $1.13   $1.00      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $1.21    $0.71    $1.54   $1.13      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                4,391    5,930    2,871   1,112      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning
of period                               $0.70    $1.19    $1.06   $1.00      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $0.88    $0.70    $1.19   $1.06      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   --       --       --      --      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/06/2003)
Accumulation unit value at beginning
of period                               $0.90    $1.42    $1.47   $1.29   $1.25   $1.08   $1.00      --       --      --
Accumulation unit value at end of
period                                  $1.14    $0.90    $1.42   $1.47   $1.29   $1.25   $1.08      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                5,951    7,282    4,806   3,372     677     711      17      --       --      --
----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    45

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2009     2008     2007     2006    2005    2004    2003    2002    2001     2000
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (11/06/2003)
Accumulation unit value at beginning
of period                               $1.03    $1.53    $1.51   $1.32   $1.22   $1.08   $1.00      --       --      --
Accumulation unit value at end of
period                                  $1.26    $1.03    $1.53   $1.51   $1.32   $1.22   $1.08      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  243      222      316     326     371     375      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning
of period                               $0.47    $0.85    $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $0.65    $0.47    $0.85      --      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                3,968    5,104    1,837      --      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning
of period                               $0.59    $1.13    $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $0.92    $0.59    $1.13      --      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   23        4       --      --      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (11/06/2003)
Accumulation unit value at beginning
of period                               $1.13    $1.84    $2.25   $1.65   $1.42   $1.06   $1.00      --       --      --
Accumulation unit value at end of
period                                  $1.43    $1.13    $1.84   $2.25   $1.65   $1.42   $1.06      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   42       38       46      60      68      68      11      --       --      --
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning
of period                               $0.62    $1.01    $1.23   $1.00      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $0.78    $0.62    $1.01   $1.23      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  103      103      103      31      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (05/01/2006)
Accumulation unit value at beginning
of period                               $0.68    $1.26    $1.09   $1.00      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $1.00    $0.68    $1.26   $1.09      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                5,712    7,562    3,187   1,448      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
WANGER USA (05/01/2006)
Accumulation unit value at beginning
of period                               $0.62    $1.04    $1.00   $1.00      --      --      --      --       --      --
Accumulation unit value at end of
period                                  $0.87    $0.62    $1.04   $1.00      --      --      --      --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                4,706    3,952    2,534     175      --      --      --      --       --      --
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND (03/03/2000)
(PREVIOUSLY WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning
of period                               $0.88    $1.25    $1.18   $1.06   $1.02   $0.95   $0.79   $0.91    $0.99   $1.00
Accumulation unit value at end of
period                                  $1.00    $0.88    $1.25   $1.18   $1.06   $1.02   $0.95   $0.79    $0.91   $0.99
Number of accumulation units
outstanding at end of period (000
omitted)                                1,076    2,686    3,084   3,544   4,274   4,536   4,842   5,138    5,343   2,012
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (03/03/2000)
Accumulation unit value at beginning
of period                               $0.80    $1.24    $1.27   $1.05   $1.03   $0.94   $0.76   $1.01    $1.09   $1.00
Accumulation unit value at end of
period                                  $1.02    $0.80    $1.24   $1.27   $1.05   $1.03   $0.94   $0.76    $1.01   $1.09
Number of accumulation units
outstanding at end of period (000
omitted)                                  213      616      644     561     586     532     624     638      457     213
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (03/03/2000)
Accumulation unit value at beginning
of period                               $0.90    $1.43    $1.41   $1.20   $1.16   $1.05   $0.84   $1.06    $1.13   $1.00
Accumulation unit value at end of
period                                  $1.04    $0.90    $1.43   $1.41   $1.20   $1.16   $1.05   $0.84    $1.06   $1.13
Number of accumulation units
outstanding at end of period (000
omitted)                                1,060      823    1,148   1,387   1,578   1,938   1,984   2,083    2,040   1,204
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (07/03/2000)
Accumulation unit value at beginning
of period                               $0.64    $1.14    $1.02   $0.86   $0.79   $0.73   $0.56   $0.74    $0.89   $1.00
Accumulation unit value at end of
period                                  $0.71    $0.64    $1.14   $1.02   $0.86   $0.79   $0.73   $0.56    $0.74   $0.89
Number of accumulation units
outstanding at end of period (000
omitted)                                  166      251      333     330     312     328     239     245      218     111
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (03/03/2000)
Accumulation unit value at beginning
of period                               $0.45    $0.75    $0.74   $0.65   $0.67   $0.62   $0.51   $0.70    $0.87   $1.00
Accumulation unit value at end of
period                                  $0.60    $0.45    $0.75   $0.74   $0.65   $0.67   $0.62   $0.51    $0.70   $0.87
Number of accumulation units
outstanding at end of period (000
omitted)                                  122      169      172     305     613     587     486     519      321     266
----------------------------------------------------------------------------------------------------------------------------



 46    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2009     2008     2007     2006    2005    2004    2003    2002    2001     2000
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (03/03/2000)
Accumulation unit value at beginning
of period                               $0.46    $0.75    $0.71   $0.70   $0.67   $0.66   $0.53   $0.74    $0.95   $1.00
Accumulation unit value at end of
period                                  $0.64    $0.46    $0.75   $0.71   $0.70   $0.67   $0.66   $0.53    $0.74   $0.95
Number of accumulation units
outstanding at end of period (000
omitted)                                3,524    3,475    4,506   5,785   6,853   7,868   8,804   8,912   11,429   7,702
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND* (03/03/2000)
Accumulation unit value at beginning
of period                               $1.15    $1.14    $1.10   $1.07   $1.05   $1.06   $1.06   $1.06    $1.04   $1.00
Accumulation unit value at end of
period                                  $1.14    $1.15    $1.14   $1.10   $1.07   $1.05   $1.06   $1.06    $1.06   $1.04
Number of accumulation units
outstanding at end of period (000
omitted)                                  459    1,247      975     966   1,254   1,285   1,462   2,532    2,106     317
*Wells Fargo Advantage VT Money Market Fund liquidated on April 30, 2010.
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (03/03/2000)
Accumulation unit value at beginning
of period                               $0.33    $0.58    $0.51   $0.42   $0.40   $0.36   $0.25   $0.42    $0.56   $1.00
Accumulation unit value at end of
period                                  $0.50    $0.33    $0.58   $0.51   $0.42   $0.40   $0.36   $0.25    $0.42   $0.56
Number of accumulation units
outstanding at end of period (000
omitted)                                1,044    1,148    1,358   1,741   1,913   2,281   2,845   3,066    3,231   2,319
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (03/03/2000)
Accumulation unit value at beginning
of period                               $1.47    $1.46    $1.39   $1.35   $1.34   $1.30   $1.22   $1.14    $1.08   $1.00
Accumulation unit value at end of
period                                  $1.63    $1.47    $1.46   $1.39   $1.35   $1.34   $1.30   $1.22    $1.14   $1.08
Number of accumulation units
outstanding at end of period (000
omitted)                                1,689    1,799    2,363   1,377     939     985   1,052   1,227      934     408
----------------------------------------------------------------------------------------------------------------------------




VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                    2009     2008    2007    2006    2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (05/21/2002)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                    $0.60   $1.27   $1.27   $1.14    $1.09    $1.00    $0.76    $1.00       --      --
Accumulation unit value at end of
period                                 $0.88   $0.60   $1.27   $1.27    $1.14    $1.09    $1.00    $0.76       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 636     648     748     790      708      783      699       90       --      --
-----------------------------------------------------------------------------------------------------------------------------


INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (11/09/1999)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at
beginning of period                    $0.60   $1.06   $0.96   $0.91    $0.85    $0.80    $0.63    $0.84    $1.11   $1.26
Accumulation unit value at end of
period                                 $0.72   $0.60   $1.06   $0.96    $0.91    $0.85    $0.80    $0.63    $0.84   $1.11
Number of accumulation units
outstanding at end of period (000
omitted)                               1,557   2,040   2,745   3,214    3,090    3,428    3,393    3,148    3,345   1,103
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/30/2002)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                    $0.91   $1.60   $1.45   $1.39    $1.29    $1.23    $0.97    $1.00       --      --
Accumulation unit value at end of
period                                 $1.08   $0.91   $1.60   $1.45    $1.39    $1.29    $1.23    $0.97       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 549     519     501     173       24       22       19       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (05/21/2002)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                    $0.80   $1.54   $1.41   $1.23    $1.14    $1.00    $0.75    $1.00       --      --
Accumulation unit value at end of
period                                 $1.13   $0.80   $1.54   $1.41    $1.23    $1.14    $1.00    $0.75       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  74      72      79      72       80       80      100       28       --      --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES I SHARES)
Accumulation unit value at
beginning of period                    $0.80   $1.16   $1.08   $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $1.01   $0.80   $1.16   $1.08       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               2,664   3,333   4,900   5,506       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                    $0.79   $1.15   $1.08   $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $1.00   $0.79   $1.15   $1.08       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  10      33      12      12       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    47

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                    2009     2008    2007    2006    2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                    $0.73   $1.03   $1.00      --       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $0.91   $0.73   $1.03      --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                    $0.61   $1.04   $1.00      --       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $0.82   $0.61   $1.04      --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               8,521   2,942   1,751      --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (05/01/2006)
(PREVIOUSLY AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                    $0.79   $1.12   $1.04   $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $1.02   $0.79   $1.12   $1.04       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at
beginning of period                    $0.82   $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $1.01   $0.82      --      --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  22      41      --      --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/30/2000)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at
beginning of period                    $0.29   $0.56   $0.47   $0.44    $0.43    $0.42    $0.29    $0.51    $0.69   $1.00
Accumulation unit value at end of
period                                 $0.44   $0.29   $0.56   $0.47    $0.44    $0.43    $0.42    $0.29    $0.51   $0.69
Number of accumulation units
outstanding at end of period (000
omitted)                                 586     610     820     824      829      932      498      684      793     277
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at
beginning of period                    $0.77   $1.31   $1.26   $1.09    $1.06    $0.96    $0.74    $0.96    $0.97   $1.00
Accumulation unit value at end of
period                                 $0.91   $0.77   $1.31   $1.26    $1.09    $1.06    $0.96    $0.74    $0.96   $0.97
Number of accumulation units
outstanding at end of period (000
omitted)                               1,822   2,393   2,734   3,482    3,585    4,135    3,461    3,898    2,152     213
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (05/01/2006)
Accumulation unit value at
beginning of period                    $0.54   $1.17   $1.12   $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $0.72   $0.54   $1.17   $1.12       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               4,550   5,545   3,053   1,029       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at
beginning of period                    $0.43   $0.72   $0.65   $0.66    $0.58    $0.54    $0.45    $0.65    $0.80   $1.00
Accumulation unit value at end of
period                                 $0.58   $0.43   $0.72   $0.65    $0.66    $0.58    $0.54    $0.45    $0.65   $0.80
Number of accumulation units
outstanding at end of period (000
omitted)                                 732   1,014   1,308   1,473    1,546    1,578    1,510    2,042    1,944     426
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (05/01/2006)
Accumulation unit value at
beginning of period                    $1.07   $1.10   $1.02   $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $1.16   $1.07   $1.10   $1.02       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (05/01/2006)
Accumulation unit value at
beginning of period                    $0.69   $1.26   $1.08   $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $0.90   $0.69   $1.26   $1.08       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at
beginning of period                    $0.67   $0.90   $1.00      --       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $0.86   $0.67   $0.90      --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------



 48    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                    2009     2008    2007    2006    2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (05/01/2006)
Accumulation unit value at
beginning of period                    $0.66   $1.15   $0.96   $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $0.88   $0.66   $1.15   $0.96       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --   2,100       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (05/01/2006)
Accumulation unit value at
beginning of period                    $0.76   $1.04   $1.12   $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $0.89   $0.76   $1.04   $1.12       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA ASSET ALLOCATION FUND, VARIABLE SERIES, CLASS A (04/07/2003)
Accumulation unit value at
beginning of period                    $1.16   $1.63   $1.51   $1.37    $1.30    $1.20    $1.00       --       --      --
Accumulation unit value at end of
period                                 $1.42   $1.16   $1.63   $1.51    $1.37    $1.30    $1.20       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 111     144     443     469      476      498      507       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA FEDERAL SECURITIES FUND, VARIABLE SERIES, CLASS A (04/07/2003)
Accumulation unit value at
beginning of period                    $1.21   $1.13   $1.08   $1.05    $1.04    $1.01    $1.00       --       --      --
Accumulation unit value at end of
period                                 $1.22   $1.21   $1.13   $1.08    $1.05    $1.04    $1.01       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 640     872   1,322   1,340    1,433    1,520    1,658       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS A (04/28/2006)
Accumulation unit value at
beginning of period                    $0.80   $1.07   $1.07   $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $1.14   $0.80   $1.07   $1.07       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 325     407     553     540       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at
beginning of period                    $0.80   $1.07   $1.07   $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $1.13   $0.80   $1.07   $1.07       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  14      14      13     659       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES, CLASS A (02/25/2005)
Accumulation unit value at
beginning of period                    $0.76   $1.29   $1.13   $1.04    $1.00       --       --       --       --      --
Accumulation unit value at end of
period                                 $1.01   $0.76   $1.29   $1.13    $1.04       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 125     311     313     333      428       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at
beginning of period                    $0.67   $1.12   $1.00      --       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $0.84   $0.67   $1.12      --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              10,560   6,615   4,235      --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at
beginning of period                    $0.58   $1.14   $1.00      --       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $0.79   $0.58   $1.14      --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at
beginning of period                    $0.71   $1.00   $1.03   $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $0.87   $0.71   $1.00   $1.03       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               7,744   4,484   3,402      --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL COMPANY GROWTH FUND, VARIABLE SERIES, CLASS A (04/14/2003)
Accumulation unit value at
beginning of period                    $1.22   $2.08   $1.86   $1.68    $1.65    $1.50    $1.00       --       --      --
Accumulation unit value at end of
period                                 $1.51   $1.22   $2.08   $1.86    $1.68    $1.65    $1.50       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  63      69      81      90      108      108      107       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at
beginning of period                    $0.72   $1.10   $1.00      --       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $0.85   $0.72   $1.10      --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   2       2      --      --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    49

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                    2009     2008    2007    2006    2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at
beginning of period                    $0.58   $0.98   $0.98   $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $0.77   $0.58   $0.98   $0.98       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at
beginning of period                    $0.64   $1.10   $0.97   $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $0.99   $0.64   $1.10   $0.97       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --     490       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2000)
Accumulation unit value at
beginning of period                    $0.48   $0.74   $0.70   $0.65    $0.63    $0.60    $0.48    $0.69    $0.90   $1.00
Accumulation unit value at end of
period                                 $0.63   $0.48   $0.74   $0.70    $0.65    $0.63    $0.60    $0.48    $0.69   $0.90
Number of accumulation units
outstanding at end of period (000
omitted)                                 404     564     672     620      626      623      735      715    1,143     471
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at
beginning of period                    $0.82   $1.18   $1.11   $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $0.99   $0.82   $1.18   $1.11       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at
beginning of period                    $0.62   $1.09   $1.00      --       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $0.77   $0.62   $1.09      --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at
beginning of period                    $0.67   $1.09   $1.06   $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $0.87   $0.67   $1.09   $1.06       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at
beginning of period                    $0.71   $0.99   $1.00      --       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $1.01   $0.71   $0.99      --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               4,075   2,594   2,052      --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                    $0.93   $1.17   $1.13   $1.10    $1.09    $1.06    $1.04    $1.00       --      --
Accumulation unit value at end of
period                                 $0.99   $0.93   $1.17   $1.13    $1.10    $1.09    $1.06    $1.04       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 628     712     892     905      818      798      901      301       --      --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND - CLASS 2* (07/31/2002)
Accumulation unit value at
beginning of period                    $0.76   $1.41   $1.34   $1.24    $1.19    $1.14    $1.00    $1.00       --      --
Accumulation unit value at end of
period                                 $1.05   $0.76   $1.41   $1.34    $1.24    $1.19    $1.14    $1.00       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  51      57      90      88       68       94       90        8       --      --
*Evergreen VA Diversified Capital Builder Fund - Class 2 liquidated on April 30, 2010.
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 1* (05/30/2000)
Accumulation unit value at
beginning of period                    $1.12   $1.61   $1.57   $1.51    $1.53    $1.43    $1.24    $1.09    $1.04   $1.00
Accumulation unit value at end of
period                                 $1.48   $1.12   $1.61   $1.57    $1.51    $1.53    $1.43    $1.24    $1.09   $1.04
Number of accumulation units
outstanding at end of period (000
omitted)                                 258     464     452     491      331      298      402      311      258      24
*Evergreen VA Diversified Income Builder Fund - Class 1 liquidated on April 30, 2010.
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2* (07/31/2002)
Accumulation unit value at
beginning of period                    $0.96   $1.39   $1.36   $1.30    $1.33    $1.25    $1.08    $1.00       --      --
Accumulation unit value at end of
period                                 $1.27   $0.96   $1.39   $1.36    $1.30    $1.33    $1.25    $1.08       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 227     284     395     412      374      384      206       74       --      --
*Evergreen VA Diversified Income Builder Fund - Class 2 liquidated on April 30, 2010.
-----------------------------------------------------------------------------------------------------------------------------



 50    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                    2009     2008    2007    2006    2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 1 (05/30/2000)
Accumulation unit value at
beginning of period                    $0.89   $1.34   $1.25   $1.13    $1.05    $0.97    $0.76    $0.90    $1.04   $1.00
Accumulation unit value at end of
period                                 $1.20   $0.89   $1.34   $1.25    $1.13    $1.05    $0.97    $0.76    $0.90   $1.04
Number of accumulation units
outstanding at end of period (000
omitted)                                  70     118     195     200      227      215      215      169      120      27
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (08/30/2002)
Accumulation unit value at
beginning of period                    $1.11   $1.68   $1.58   $1.42    $1.32    $1.23    $0.96    $1.00       --      --
Accumulation unit value at end of
period                                 $1.49   $1.11   $1.68   $1.58    $1.42    $1.32    $1.23    $0.96       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 448     451     488     473      473      244      192        1       --      --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                    $1.10   $1.90   $1.74   $1.59    $1.51    $1.35    $0.99    $1.00       --      --
Accumulation unit value at end of
period                                 $1.52   $1.10   $1.90   $1.74    $1.59    $1.51    $1.35    $0.99       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  89      99     126     125      126      117       84       26       --      --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2* (07/31/2002)
Accumulation unit value at
beginning of period                    $1.03   $1.41   $1.39   $1.29    $1.29    $1.21    $1.04    $1.00       --      --
Accumulation unit value at end of
period                                 $1.54   $1.03   $1.41   $1.39    $1.29    $1.29    $1.21    $1.04       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 362     384     513     360      364      638      279      133       --      --
*Evergreen VA High Income Fund - Class 2 liquidated on April 30, 2010.
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 1 (12/08/2003)
Accumulation unit value at
beginning of period                    $1.13   $1.95   $1.72   $1.41    $1.23    $1.05    $1.00       --       --      --
Accumulation unit value at end of
period                                 $1.29   $1.13   $1.95   $1.72    $1.41    $1.23    $1.05       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  97     106     393     246      113      278      286       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                    $1.28   $2.22   $1.96   $1.62    $1.41    $1.20    $0.93    $1.00       --      --
Accumulation unit value at end of
period                                 $1.46   $1.28   $2.22   $1.96    $1.62    $1.41    $1.20    $0.93       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 290     324     330     342      352      365      253       40       --      --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 1 (05/30/2000)
Accumulation unit value at
beginning of period                    $0.63   $0.88   $0.80   $0.76    $0.74    $0.70    $0.51    $0.69    $0.82   $1.00
Accumulation unit value at end of
period                                 $0.90   $0.63   $0.88   $0.80    $0.76    $0.74    $0.70    $0.51    $0.69   $0.82
Number of accumulation units
outstanding at end of period (000
omitted)                                 318     427     493     482      587      993    1,050    1,072    1,030     186
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                    $1.19   $1.65   $1.50   $1.44    $1.40    $1.33    $0.96    $1.00       --      --
Accumulation unit value at end of
period                                 $1.68   $1.19   $1.65   $1.50    $1.44    $1.40    $1.33    $0.96       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 317     362     436     448      445      467      323       42       --      --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 1 (05/30/2000)
Accumulation unit value at
beginning of period                    $1.46   $2.15   $2.35   $1.96    $1.79    $1.51    $1.18    $1.37    $1.17   $1.00
Accumulation unit value at end of
period                                 $1.86   $1.46   $2.15   $2.35    $1.96    $1.79    $1.51    $1.18    $1.37   $1.17
Number of accumulation units
outstanding at end of period (000
omitted)                                 354     597     791     859      846      894      855      720      120       1
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                    $1.16   $1.72   $1.89   $1.58    $1.44    $1.22    $0.95    $1.00       --      --
Accumulation unit value at end of
period                                 $1.48   $1.16   $1.72   $1.89    $1.58    $1.44    $1.22    $0.95       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 258     317     433     424      490      523      385      157       --      --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS (11/09/1999)
Accumulation unit value at
beginning of period                    $0.82   $1.26   $1.17   $1.06    $1.01    $0.97    $0.84    $0.93    $0.96   $1.02
Accumulation unit value at end of
period                                 $1.12   $0.82   $1.26   $1.17    $1.06    $1.01    $0.97    $0.84    $0.93   $0.96
Number of accumulation units
outstanding at end of period (000
omitted)                                 216     342     435     452      468      481      526      511      350      66
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at
beginning of period                    $0.91   $1.61   $1.38   $1.26    $1.09    $0.95    $0.75    $0.84    $0.97   $1.00
Accumulation unit value at end of
period                                 $1.22   $0.91   $1.61   $1.38    $1.26    $1.09    $0.95    $0.75    $0.84   $0.97
Number of accumulation units
outstanding at end of period (000
omitted)                                 701   1,248   2,309   1,795    1,837    1,835    1,713    1,431      457       2
-----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    51

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                    2009     2008    2007    2006    2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at
beginning of period                    $1.03   $1.82   $1.57   $1.43    $1.24    $1.09    $0.86    $1.00       --      --
Accumulation unit value at end of
period                                 $1.38   $1.03   $1.82   $1.57    $1.43    $1.24    $1.09    $0.86       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               3,281   6,032   5,864   4,893    1,778    1,707      935      115       --      --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at
beginning of period                    $0.88   $1.52   $1.44   $1.28    $1.07    $1.07    $0.87    $0.95    $1.00      --
Accumulation unit value at end of
period                                 $1.18   $0.88   $1.52   $1.44    $1.28    $1.07    $1.07    $0.87    $0.95      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 326     606     708     717      525      523      535      305      207      --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (11/09/1999)
Accumulation unit value at
beginning of period                    $0.69   $1.21   $1.09   $0.98    $0.92    $0.88    $0.72    $0.88    $0.98   $1.03
Accumulation unit value at end of
period                                 $0.87   $0.69   $1.21   $1.09    $0.98    $0.92    $0.88    $0.72    $0.88   $0.98
Number of accumulation units
outstanding at end of period (000
omitted)                                 191     286     380     396      386      441      436      435      425      85
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS (11/09/1999)
Accumulation unit value at
beginning of period                    $0.55   $1.05   $0.84   $0.80    $0.76    $0.75    $0.57    $0.83    $1.02   $1.16
Accumulation unit value at end of
period                                 $0.69   $0.55   $1.05   $0.84    $0.80    $0.76    $0.75    $0.57    $0.83   $1.02
Number of accumulation units
outstanding at end of period (000
omitted)                                  41      53      73     144      164      173      195      208      445     365
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at
beginning of period                    $0.71   $1.36   $1.09   $1.04    $0.99    $0.98    $0.75    $1.00       --      --
Accumulation unit value at end of
period                                 $0.90   $0.71   $1.36   $1.09    $1.04    $0.99    $0.98    $0.75       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 492     401     311     602      429      410      117       31       --      --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at
beginning of period                    $0.83   $1.12   $1.11   $1.01    $0.99    $0.92    $0.73    $0.72    $0.82   $1.00
Accumulation unit value at end of
period                                 $1.18   $0.83   $1.12   $1.11    $1.01    $0.99    $0.92    $0.73    $0.72   $0.82
Number of accumulation units
outstanding at end of period (000
omitted)                                 241     568     763     597      596      845      826      502      294      56
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at
beginning of period                    $1.04   $1.41   $1.39   $1.27    $1.26    $1.17    $0.93    $0.91    $1.00      --
Accumulation unit value at end of
period                                 $1.48   $1.04   $1.41   $1.39    $1.27    $1.26    $1.17    $0.93    $0.91      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 188     228     462     564      287      337      316      317      178      --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at
beginning of period                    $1.02   $1.07   $1.04   $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $1.16   $1.02   $1.07   $1.04       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               4,957   3,841   3,678     224       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (11/09/1999)
Accumulation unit value at
beginning of period                    $2.07   $3.46   $3.03   $2.73    $2.34    $1.90    $1.39    $1.56    $1.63   $1.24
Accumulation unit value at end of
period                                 $2.86   $2.07   $3.46   $3.03    $2.73    $2.34    $1.90    $1.39    $1.56   $1.63
Number of accumulation units
outstanding at end of period (000
omitted)                                 766   1,075   1,633   1,627    1,723    1,897    1,802    1,810    1,254     206
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at
beginning of period                    $1.40   $2.34   $2.06   $1.85    $1.59    $1.29    $0.95    $1.06    $1.00      --
Accumulation unit value at end of
period                                 $1.93   $1.40   $2.34   $2.06    $1.85    $1.59    $1.29    $0.95    $1.06      --
Number of accumulation units
outstanding at end of period (000
omitted)                               3,621   4,422   4,006   3,592    3,013    3,064    2,428    1,445      522      --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at
beginning of period                    $1.04   $1.88   $1.62   $1.39    $1.19    $1.06    $0.75    $1.00       --      --
Accumulation unit value at end of
period                                 $1.29   $1.04   $1.88   $1.62    $1.39    $1.19    $1.06    $0.75       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 431     525     624     272       82       81       27       15       --      --
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at
beginning of period                    $1.49   $2.61   $3.34   $2.81    $2.50    $1.92    $1.43    $1.42    $1.34   $1.00
Accumulation unit value at end of
period                                 $1.75   $1.49   $2.61   $3.34    $2.81    $2.50    $1.92    $1.43    $1.42   $1.34
Number of accumulation units
outstanding at end of period (000
omitted)                                 536     687     913     867      938      992    1,000    1,015      488     144
-----------------------------------------------------------------------------------------------------------------------------



 52    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                    2009     2008    2007    2006    2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at
beginning of period                    $1.38   $1.99   $1.94   $1.66    $1.66    $1.47    $1.13    $1.15    $1.16   $1.00
Accumulation unit value at end of
period                                 $1.85   $1.38   $1.99   $1.94    $1.66    $1.66    $1.47    $1.13    $1.15   $1.16
Number of accumulation units
outstanding at end of period (000
omitted)                               1,534   1,905   2,317   2,299    2,435    2,548    2,063    1,728    1,020     153
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at
beginning of period                    $0.74   $1.03   $1.07   $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $0.86   $0.74   $1.03   $1.07       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   4       4       5       5       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/09/1999)
Accumulation unit value at
beginning of period                    $1.64   $2.47   $2.57   $2.22    $2.07    $1.69    $1.30    $1.45    $1.29   $1.04
Accumulation unit value at end of
period                                 $2.09   $1.64   $2.47   $2.57    $2.22    $2.07    $1.69    $1.30    $1.45   $1.29
Number of accumulation units
outstanding at end of period (000
omitted)                                 526     666     590     717      658      516      219       47        2      --
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/09/1999)
Accumulation unit value at
beginning of period                    $0.74   $1.30   $1.18   $1.10    $1.06    $0.96    $0.71    $1.01    $1.21   $1.43
Accumulation unit value at end of
period                                 $1.04   $0.74   $1.30   $1.18    $1.10    $1.06    $0.96    $0.71    $1.01   $1.21
Number of accumulation units
outstanding at end of period (000
omitted)                               2,467   3,121   3,777   4,295    4,737    5,177    4,918    4,574    2,844     855
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/09/1999)
Accumulation unit value at
beginning of period                    $1.19   $1.91   $1.87   $1.60    $1.46    $1.32    $1.06    $1.22    $1.16   $1.03
Accumulation unit value at end of
period                                 $1.48   $1.19   $1.91   $1.87    $1.60    $1.46    $1.32    $1.06    $1.22   $1.16
Number of accumulation units
outstanding at end of period (000
omitted)                               2,966   3,954   5,507   6,011    5,328    5,621    4,198    2,393      252      --
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at
beginning of period                    $1.21   $1.94   $1.90   $1.63    $1.49    $1.34    $1.08    $1.24    $1.18   $1.00
Accumulation unit value at end of
period                                 $1.50   $1.21   $1.94   $1.90    $1.63    $1.49    $1.34    $1.08    $1.24   $1.18
Number of accumulation units
outstanding at end of period (000
omitted)                               1,645   1,976   2,440   2,476    2,267    2,400    2,050    1,377      646      36
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at
beginning of period                    $1.37   $2.94   $2.31   $1.83    $1.45    $1.18    $0.78    $0.79    $0.87   $1.00
Accumulation unit value at end of
period                                 $2.34   $1.37   $2.94   $2.31    $1.83    $1.45    $1.18    $0.78    $0.79   $0.87
Number of accumulation units
outstanding at end of period (000
omitted)                                 142     172     264     126      131      169      124       20       17      17
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/09/1999)
Accumulation unit value at
beginning of period                    $0.97   $1.65   $1.45   $1.21    $1.11    $0.95    $0.73    $0.90    $1.09   $1.13
Accumulation unit value at end of
period                                 $1.31   $0.97   $1.65   $1.45    $1.21    $1.11    $0.95    $0.73    $0.90   $1.09
Number of accumulation units
outstanding at end of period (000
omitted)                                 183     240     311     368      420      400      371      296      145      16
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at
beginning of period                    $0.91   $1.54   $1.35   $1.13    $1.04    $0.89    $0.68    $0.84    $1.02   $1.00
Accumulation unit value at end of
period                                 $1.23   $0.91   $1.54   $1.35    $1.13    $1.04    $0.89    $0.68    $0.84   $1.02
Number of accumulation units
outstanding at end of period (000
omitted)                               1,196   1,816   2,003   2,636    2,688    2,217    1,480      866      514      52
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at
beginning of period                    $1.20   $1.15   $1.05   $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $1.41   $1.20   $1.15   $1.05       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               4,414   3,769   4,102   1,812       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at
beginning of period                    $0.64   $1.12   $1.11   $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $0.82   $0.64   $1.12   $1.11       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  26      26      21      21       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at
beginning of period                    $1.88   $3.03   $2.97   $2.59    $2.33    $1.87    $1.48    $1.57    $1.42   $1.00
Accumulation unit value at end of
period                                 $2.48   $1.88   $3.03   $2.97    $2.59    $2.33    $1.87    $1.48    $1.57   $1.42
Number of accumulation units
outstanding at end of period (000
omitted)                               1,518   1,777   2,090   1,873    1,361    1,409    1,449    1,458    1,091     414
-----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    53

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                    2009     2008    2007    2006    2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at
beginning of period                    $0.63   $1.02   $1.05   $0.94    $0.89    $0.79    $0.62    $0.80    $0.92   $1.00
Accumulation unit value at end of
period                                 $0.76   $0.63   $1.02   $1.05    $0.94    $0.89    $0.79    $0.62    $0.80   $0.92
Number of accumulation units
outstanding at end of period (000
omitted)                               1,295   1,915   2,395   2,494    2,681    2,371    2,072    2,038    2,083   1,204
-----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at
beginning of period                    $0.42   $0.76   $0.63   $0.57    $0.51    $0.43    $0.32    $0.45    $0.76   $1.00
Accumulation unit value at end of
period                                 $0.60   $0.42   $0.76   $0.63    $0.57    $0.51    $0.43    $0.32    $0.45   $0.76
Number of accumulation units
outstanding at end of period (000
omitted)                                 122     126     176     199      254      313      293      270      291      --
-----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at
beginning of period                    $0.29   $0.53   $0.44   $0.41    $0.38    $0.38    $0.26    $0.45    $0.72   $1.00
Accumulation unit value at end of
period                                 $0.45   $0.29   $0.53   $0.44    $0.41    $0.38    $0.38    $0.26    $0.45   $0.72
Number of accumulation units
outstanding at end of period (000
omitted)                                  77      78      79      79      108      126      125      131      129      --
-----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at
beginning of period                    $0.47   $0.79   $0.70   $0.64    $0.62    $0.60    $0.46    $0.64    $0.87   $1.00
Accumulation unit value at end of
period                                 $0.63   $0.47   $0.79   $0.70    $0.64    $0.62    $0.60    $0.46    $0.64   $0.87
Number of accumulation units
outstanding at end of period (000
omitted)                              12,338   9,449   7,227     503      514      632      722      759      601      --
-----------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at
beginning of period                    $0.60   $1.03   $1.00      --       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $0.85   $0.60   $1.03      --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at
beginning of period                    $0.49   $0.78   $0.71   $0.67    $0.65    $0.61    $0.50    $0.70    $0.95   $1.00
Accumulation unit value at end of
period                                 $0.67   $0.49   $0.78   $0.71    $0.67    $0.65    $0.61    $0.50    $0.70   $0.95
Number of accumulation units
outstanding at end of period (000
omitted)                                 300     397     460   1,099      807      834      938      875      662      75
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (11/09/1999)
Accumulation unit value at
beginning of period                    $0.76   $1.15   $1.05   $0.94    $0.89    $0.81    $0.67    $0.86    $1.04   $1.05
Accumulation unit value at end of
period                                 $0.95   $0.76   $1.15   $1.05    $0.94    $0.89    $0.81    $0.67    $0.86   $1.04
Number of accumulation units
outstanding at end of period (000
omitted)                                 857   1,180   1,240   1,379    1,483    1,582    1,661    1,578    1,377     295
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at
beginning of period                    $0.71   $1.08   $0.99   $0.89    $0.84    $0.77    $0.64    $0.82    $0.99   $1.00
Accumulation unit value at end of
period                                 $0.89   $0.71   $1.08   $0.99    $0.89    $0.84    $0.77    $0.64    $0.82   $0.99
Number of accumulation units
outstanding at end of period (000
omitted)                                 276     386     451     471      505      526      535      530      324      16
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (11/09/1999)
Accumulation unit value at
beginning of period                    $0.86   $1.43   $1.41   $1.26    $1.22    $1.16    $0.88    $1.30    $1.38   $1.43
Accumulation unit value at end of
period                                 $1.38   $0.86   $1.43   $1.41    $1.26    $1.22    $1.16    $0.88    $1.30   $1.38
Number of accumulation units
outstanding at end of period (000
omitted)                                   1      12      21      22       33       31       32       32       18      19
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at
beginning of period                    $0.56   $0.94   $0.94   $0.84    $0.81    $0.77    $0.58    $0.87    $0.93   $1.00
Accumulation unit value at end of
period                                 $0.91   $0.56   $0.94   $0.94    $0.84    $0.81    $0.77    $0.58    $0.87   $0.93
Number of accumulation units
outstanding at end of period (000
omitted)                                 470     582     647     658      783      901      707      441      293      35
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - INITIAL CLASS (11/09/1999)
Accumulation unit value at
beginning of period                    $1.19   $1.55   $1.50   $1.36    $1.34    $1.22    $1.06    $1.13    $1.14   $1.00
Accumulation unit value at end of
period                                 $1.39   $1.19   $1.55   $1.50    $1.36    $1.34    $1.22    $1.06    $1.13   $1.14
Number of accumulation units
outstanding at end of period (000
omitted)                                 100     270     247     117      100       88       89       74       77      25
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at
beginning of period                    $1.08   $1.41   $1.38   $1.25    $1.23    $1.12    $0.98    $1.05    $1.06   $1.00
Accumulation unit value at end of
period                                 $1.26   $1.08   $1.41   $1.38    $1.25    $1.23    $1.12    $0.98    $1.05   $1.06
Number of accumulation units
outstanding at end of period (000
omitted)                               3,001   4,112   5,505   6,062    5,779    6,230    5,443    3,949    1,861      23
-----------------------------------------------------------------------------------------------------------------------------



 54    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                    2009     2008    2007    2006    2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (11/09/1999)
Accumulation unit value at
beginning of period                    $1.38   $2.24   $1.77   $1.37    $1.19    $0.92    $0.69    $0.90    $1.20   $1.14
Accumulation unit value at end of
period                                 $1.82   $1.38   $2.24   $1.77    $1.37    $1.19    $0.92    $0.69    $0.90   $1.20
Number of accumulation units
outstanding at end of period (000
omitted)                                 674     878     964   1,159    1,267    1,336    1,393    1,631    1,999   1,109
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at
beginning of period                    $1.13   $1.84   $1.46   $1.13    $0.98    $0.76    $0.57    $0.75    $1.01   $1.00
Accumulation unit value at end of
period                                 $1.48   $1.13   $1.84   $1.46    $1.13    $0.98    $0.76    $0.57    $0.75   $1.01
Number of accumulation units
outstanding at end of period (000
omitted)                                 251     275     323     304      241      287      264      209      126       7
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at
beginning of period                    $0.71   $1.32   $1.17   $1.10    $1.06    $1.01    $0.78    $1.00       --      --
Accumulation unit value at end of
period                                 $1.01   $0.71   $1.32   $1.17    $1.10    $1.06    $1.01    $0.78       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 360     417     761     499      504      445      242       39       --      --
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at
beginning of period                    $1.03   $1.75   $1.67   $1.44    $1.28    $1.09    $0.77    $1.00       --      --
Accumulation unit value at end of
period                                 $1.42   $1.03   $1.75   $1.67    $1.44    $1.28    $1.09    $0.77       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               1,263   1,733   2,215   2,059    1,904    1,729      788      190       --      --
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at
beginning of period                    $0.28   $1.34   $1.37   $1.27    $1.26    $1.17    $0.96    $1.00       --      --
Accumulation unit value at end of
period                                 $0.35   $0.28   $1.34   $1.37    $1.27    $1.26    $1.17    $0.96       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 345     302     270     214      223      252      209        4       --      --
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at
beginning of period                    $0.97   $1.59   $1.63   $1.44    $1.33    $1.13    $0.79    $1.00       --      --
Accumulation unit value at end of
period                                 $1.32   $0.97   $1.59   $1.63    $1.44    $1.33    $1.13    $0.79       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 298     320     375     391      378      374      217       65       --      --
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (05/01/2002)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at
beginning of period                    $1.25   $1.48   $1.37   $1.29    $1.28    $1.19    $1.03    $1.00       --      --
Accumulation unit value at end of
period                                 $1.46   $1.25   $1.48   $1.37    $1.29    $1.28    $1.19    $1.03       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               8,180   6,743   6,680   3,247    1,889    1,541    1,060      212       --      --
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at
beginning of period                    $0.86   $1.04   $1.00      --       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $1.03   $0.86   $1.04      --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               4,676   5,668   5,059      --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (05/01/2002)
Accumulation unit value at
beginning of period                    $0.95   $1.15   $1.18   $1.16    $1.04    $0.98    $0.84    $1.00       --      --
Accumulation unit value at end of
period                                 $1.18   $0.95   $1.15   $1.18    $1.16    $1.04    $0.98    $0.84       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 154     203     202     243      213      209       86       52       --      --
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/09/1999)
Accumulation unit value at
beginning of period                    $0.70   $1.16   $1.25   $1.09    $1.05    $0.96    $0.76    $0.95    $1.03   $0.97
Accumulation unit value at end of
period                                 $0.90   $0.70   $1.16   $1.25    $1.09    $1.05    $0.96    $0.76    $0.95   $1.03
Number of accumulation units
outstanding at end of period (000
omitted)                                 600     892   1,305   1,443    1,621    1,596    1,635    1,583      963     146
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (11/09/1999)
Accumulation unit value at
beginning of period                    $1.04   $1.38   $1.33   $1.28    $1.27    $1.23    $1.19    $1.12    $1.06   $0.99
Accumulation unit value at end of
period                                 $1.50   $1.04   $1.38   $1.33    $1.28    $1.27    $1.23    $1.19    $1.12   $1.06
Number of accumulation units
outstanding at end of period (000
omitted)                                  14      16      20      23       28       34       31       79       28       5
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/09/1999)
Accumulation unit value at
beginning of period                    $0.88   $1.59   $1.49   $1.18    $1.07    $0.93    $0.73    $0.90    $1.15   $1.29
Accumulation unit value at end of
period                                 $1.09   $0.88   $1.59   $1.49    $1.18    $1.07    $0.93    $0.73    $0.90   $1.15
Number of accumulation units
outstanding at end of period (000
omitted)                               2,779   3,548   4,302   4,374    4,450    4,648    4,797    4,994    4,731   2,474
-----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    55

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                    2009     2008    2007    2006    2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES (05/30/2000)
(PREVIOUSLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES)
Accumulation unit value at
beginning of period                    $0.62   $1.09   $0.97   $0.78    $0.67    $0.60    $0.45    $0.53    $0.76   $1.00
Accumulation unit value at end of
period                                 $0.85   $0.62   $1.09   $0.97    $0.78    $0.67    $0.60    $0.45    $0.53   $0.76
Number of accumulation units
outstanding at end of period (000
omitted)                                 109     134     407     197      219      262      289      440      461      96
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (05/21/2002)
Accumulation unit value at
beginning of period                    $0.73   $1.20   $1.21   $1.10    $1.06    $1.00    $0.81    $1.00       --      --
Accumulation unit value at end of
period                                 $0.96   $0.73   $1.20   $1.21    $1.10    $1.06    $1.00    $0.81       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (05/01/2006)
Accumulation unit value at
beginning of period                    $0.54   $0.90   $1.04   $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $0.70   $0.54   $0.90   $1.04       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --     801       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/09/1999)
Accumulation unit value at
beginning of period                    $0.54   $1.01   $0.98   $0.95    $0.85    $0.73    $0.55    $0.81    $1.23   $1.30
Accumulation unit value at end of
period                                 $0.74   $0.54   $1.01   $0.98    $0.95    $0.85    $0.73    $0.55    $0.81   $1.23
Number of accumulation units
outstanding at end of period (000
omitted)                               1,040   1,268   1,835   2,039    2,480    2,708    3,087    3,317    4,035   1,798
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at
beginning of period                    $0.40   $0.75   $0.73   $0.70    $0.64    $0.54    $0.41    $0.60    $0.92   $1.00
Accumulation unit value at end of
period                                 $0.55   $0.40   $0.75   $0.73    $0.70    $0.64    $0.54    $0.41    $0.60   $0.92
Number of accumulation units
outstanding at end of period (000
omitted)                                 227     254     511     589      612      843      811    1,020    1,024     152
-----------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at
beginning of period                    $0.60   $0.99   $1.00      --       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $0.78   $0.60   $0.99      --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              11,283   5,255   3,471      --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (05/01/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at
beginning of period                    $0.69   $1.10   $1.05   $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $0.93   $0.69   $1.10   $1.05       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (05/01/2002)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at
beginning of period                    $1.00   $1.49   $1.58   $1.33    $1.28    $1.08    $0.79    $1.00       --      --
Accumulation unit value at end of
period                                 $1.35   $1.00   $1.49   $1.58    $1.33    $1.28    $1.08    $0.79       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 541     613     639     446      296      274      180       28       --      --
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (11/09/1999)
Accumulation unit value at
beginning of period                    $0.82   $1.18   $1.17   $1.04    $1.01    $0.94    $0.79    $0.92    $1.04   $1.08
Accumulation unit value at end of
period                                 $1.00   $0.82   $1.18   $1.17    $1.04    $1.01    $0.94    $0.79    $0.92   $1.04
Number of accumulation units
outstanding at end of period (000
omitted)                                 114     218     292     275      210      176      177      179      151       5
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/09/1999)
Accumulation unit value at
beginning of period                    $1.16   $1.15   $1.11   $1.08    $1.06    $1.07    $1.08    $1.08    $1.05   $1.01
Accumulation unit value at end of
period                                 $1.15   $1.16   $1.15   $1.11    $1.08    $1.06    $1.07    $1.08    $1.08   $1.05
Number of accumulation units
outstanding at end of period (000
omitted)                               3,153   2,711   1,073   1,203    1,149    1,454    1,720    2,516    2,250      --
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/09/1999)
Accumulation unit value at
beginning of period                    $1.24   $1.34   $1.29   $1.25    $1.24    $1.20    $1.16    $1.11    $1.05   $1.01
Accumulation unit value at end of
period                                 $1.40   $1.24   $1.34   $1.29    $1.25    $1.24    $1.20    $1.16    $1.11   $1.05
Number of accumulation units
outstanding at end of period (000
omitted)                               9,460   7,975   7,765   4,332    1,045      999      593      179       99      82
-----------------------------------------------------------------------------------------------------------------------------



 56    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                    2009     2008    2007    2006    2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (11/09/1999)
Accumulation unit value at
beginning of period                    $1.09   $1.85   $1.74   $1.47    $1.31    $1.12    $0.81    $1.01    $1.00   $1.02
Accumulation unit value at end of
period                                 $1.37   $1.09   $1.85   $1.74    $1.47    $1.31    $1.12    $0.81    $1.01   $1.00
Number of accumulation units
outstanding at end of period (000
omitted)                               8,590   7,188   4,908   3,199    1,284    1,141      861      536      342     244
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/03/2000)
Accumulation unit value at
beginning of period                    $0.48   $0.84   $0.82   $0.72    $0.69    $0.66    $0.52    $0.67    $0.83   $1.00
Accumulation unit value at end of
period                                 $0.59   $0.48   $0.84   $0.82    $0.72    $0.69    $0.66    $0.52    $0.67   $0.83
Number of accumulation units
outstanding at end of period (000
omitted)                               3,082   3,503   4,303   4,701    1,109    1,250      172      141      217     104
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at
beginning of period                    $1.08   $1.10   $1.03   $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $1.14   $1.08   $1.10   $1.03       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               8,855   3,975   4,387   2,829       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/09/1999)
Accumulation unit value at
beginning of period                    $1.00   $1.36   $1.35   $1.23    $1.20    $1.09    $0.88    $0.96    $0.92   $1.03
Accumulation unit value at end of
period                                 $1.53   $1.00   $1.36   $1.35    $1.23    $1.20    $1.09    $0.88    $0.96   $0.92
Number of accumulation units
outstanding at end of period (000
omitted)                                 582     944   1,284   1,320    1,059    1,262    1,212    1,027      821     278
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at
beginning of period                    $0.85   $1.06   $1.05   $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $1.20   $0.85   $1.06   $1.05       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               6,254   3,420   3,039   1,094       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (08/30/2002)
Accumulation unit value at
beginning of period                    $0.87   $1.60   $1.42   $1.44    $1.33    $1.23    $1.02    $1.00       --      --
Accumulation unit value at end of
period                                 $1.41   $0.87   $1.60   $1.42    $1.44    $1.33    $1.23    $1.02       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   3       2       2       1        1        1       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at
beginning of period                    $0.54   $1.00   $1.00      --       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $0.75   $0.54   $1.00      --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (10/23/2000)
Accumulation unit value at
beginning of period                    $0.65   $1.05   $1.01   $0.89    $0.86    $0.79    $0.63    $0.82    $0.94   $1.00
Accumulation unit value at end of
period                                 $0.81   $0.65   $1.05   $1.01    $0.89    $0.86    $0.79    $0.63    $0.82   $0.94
Number of accumulation units
outstanding at end of period (000
omitted)                                 173     342     478     539      565      639      728      711      450      --
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (05/30/2000)
Accumulation unit value at
beginning of period                    $0.64   $1.02   $0.99   $0.87    $0.84    $0.77    $0.61    $0.80    $0.92   $1.00
Accumulation unit value at end of
period                                 $0.79   $0.64   $1.02   $0.99    $0.87    $0.84    $0.77    $0.61    $0.80   $0.92
Number of accumulation units
outstanding at end of period (000
omitted)                               2,439   3,181   3,455   3,398    3,818    3,822    2,601    2,290      817      34
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (05/30/2000)
Accumulation unit value at
beginning of period                    $1.20   $1.24   $1.20   $1.17    $1.16    $1.17    $1.16    $1.11    $1.06   $1.00
Accumulation unit value at end of
period                                 $1.25   $1.20   $1.24   $1.20    $1.17    $1.16    $1.17    $1.16    $1.11   $1.06
Number of accumulation units
outstanding at end of period (000
omitted)                                 797   1,373   1,411   1,559    1,666    1,897    1,950    1,729      799      15
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/03/2000)
Accumulation unit value at
beginning of period                    $1.20   $1.25   $1.20   $1.17    $1.17    $1.17    $1.17    $1.12    $1.06   $1.00
Accumulation unit value at end of
period                                 $1.25   $1.20   $1.25   $1.20    $1.17    $1.17    $1.17    $1.17    $1.12   $1.06
Number of accumulation units
outstanding at end of period (000
omitted)                               2,143   1,351   1,441   1,522    1,654    2,036    2,508    2,657      859     183
-----------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (05/21/2002)
Accumulation unit value at
beginning of period                    $0.68   $1.25   $1.22   $1.12    $1.04    $0.97    $0.81    $1.00       --      --
Accumulation unit value at end of
period                                 $0.93   $0.68   $1.25   $1.22    $1.12    $1.04    $0.97    $0.81       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  14     756     516       3       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    57

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                    2009     2008    2007    2006    2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at
beginning of period                    $0.65   $1.08   $1.10   $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $0.80   $0.65   $1.08   $1.10       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (CLASS 3) (11/09/1999)
Accumulation unit value at
beginning of period                    $0.97   $1.60   $1.69   $1.53    $1.48    $1.26    $0.87    $1.06    $1.14   $1.11
Accumulation unit value at end of
period                                 $1.34   $0.97   $1.60   $1.69    $1.53    $1.48    $1.26    $0.87    $1.06   $1.14
Number of accumulation units
outstanding at end of period (000
omitted)                                 220     278     307     338      394      445      419      366      276      85
-----------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (10/23/2000)
Accumulation unit value at
beginning of period                    $1.56   $3.40   $2.50   $1.89    $1.43    $1.17    $0.84    $0.90    $0.92   $1.00
Accumulation unit value at end of
period                                 $2.68   $1.56   $3.40   $2.50    $1.89    $1.43    $1.17    $0.84    $0.90   $0.92
Number of accumulation units
outstanding at end of period (000
omitted)                               1,086   1,372     790     428       49       48       42       67       35      --
-----------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (05/01/2006)
Accumulation unit value at
beginning of period                    $0.70   $1.18   $1.06   $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $0.88   $0.70   $1.18   $1.06       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   5       5       5       5       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at
beginning of period                    $1.06   $1.67   $1.73   $1.51    $1.47    $1.27    $0.98    $1.00       --      --
Accumulation unit value at end of
period                                 $1.34   $1.06   $1.67   $1.73    $1.51    $1.47    $1.27    $0.98       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               2,645   3,140   2,409   2,020      284      242      153      186       --      --
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at
beginning of period                    $1.15   $1.72   $1.70   $1.48    $1.37    $1.21    $0.96    $1.00       --      --
Accumulation unit value at end of
period                                 $1.41   $1.15   $1.72   $1.70    $1.48    $1.37    $1.21    $0.96       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  80      79      86      49       60       65       50        4       --      --
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at
beginning of period                    $0.47   $0.85   $1.00      --       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $0.65   $0.47   $0.85      --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               1,948   2,401   1,003      --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at
beginning of period                    $0.59   $1.13   $1.00      --       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $0.92   $0.59   $1.13      --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at
beginning of period                    $1.39   $2.27   $2.77   $2.03    $1.76    $1.30    $0.96    $1.00       --      --
Accumulation unit value at end of
period                                 $1.76   $1.39   $2.27   $2.77    $2.03    $1.76    $1.30    $0.96       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --       2        3      115        1       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at
beginning of period                    $0.61   $1.01   $1.23   $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $0.78   $0.61   $1.01   $1.23       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  12      12      12      29       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (05/01/2006)
Accumulation unit value at
beginning of period                    $0.67   $1.26   $1.09   $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $1.00   $0.67   $1.26   $1.09       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               2,699   3,533   1,744   1,004       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
WANGER USA (05/01/2006)
Accumulation unit value at
beginning of period                    $0.62   $1.04   $1.00   $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                                 $0.87   $0.62   $1.04   $1.00       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               2,344   1,922   1,472     110       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------



 58    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                    2009     2008    2007    2006    2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND (03/03/2000)
(PREVIOUSLY WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND)
Accumulation unit value at
beginning of period                    $0.87   $1.25   $1.17   $1.06    $1.02    $0.95    $0.79    $0.91    $0.99   $1.00
Accumulation unit value at end of
period                                 $1.00   $0.87   $1.25   $1.17    $1.06    $1.02    $0.95    $0.79    $0.91   $0.99
Number of accumulation units
outstanding at end of period (000
omitted)                               2,506   3,242   5,032   5,760    6,499    7,105    7,439    7,879    6,593   3,351
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (03/03/2000)
Accumulation unit value at
beginning of period                    $0.79   $1.24   $1.27   $1.05    $1.03    $0.94    $0.76    $1.01    $1.09   $1.00
Accumulation unit value at end of
period                                 $1.01   $0.79   $1.24   $1.27    $1.05    $1.03    $0.94    $0.76    $1.01   $1.09
Number of accumulation units
outstanding at end of period (000
omitted)                                 732   1,153   1,221   1,209    1,034    1,053      969      993      569      36
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (03/03/2000)
Accumulation unit value at
beginning of period                    $0.89   $1.43   $1.40   $1.20    $1.15    $1.05    $0.84    $1.06    $1.13   $1.00
Accumulation unit value at end of
period                                 $1.03   $0.89   $1.43   $1.40    $1.20    $1.15    $1.05    $0.84    $1.06   $1.13
Number of accumulation units
outstanding at end of period (000
omitted)                               2,263   2,018   2,351   2,619    3,000    3,241    3,433    3,711    2,814     765
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (07/03/2000)
Accumulation unit value at
beginning of period                    $0.63   $1.14   $1.02   $0.86    $0.79    $0.73    $0.56    $0.74    $0.89   $1.00
Accumulation unit value at end of
period                                 $0.71   $0.63   $1.14   $1.02    $0.86    $0.79    $0.73    $0.56    $0.74   $0.89
Number of accumulation units
outstanding at end of period (000
omitted)                                 342     580     748     804      934      868      757      570      561      88
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (03/03/2000)
Accumulation unit value at
beginning of period                    $0.44   $0.74   $0.73   $0.64    $0.67    $0.62    $0.51    $0.70    $0.87   $1.00
Accumulation unit value at end of
period                                 $0.60   $0.44   $0.74   $0.73    $0.64    $0.67    $0.62    $0.51    $0.70   $0.87
Number of accumulation units
outstanding at end of period (000
omitted)                                 368     385     455     805      645      687      856      870      908     340
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (03/03/2000)
Accumulation unit value at
beginning of period                    $0.45   $0.75   $0.71   $0.70    $0.67    $0.66    $0.53    $0.74    $0.95   $1.00
Accumulation unit value at end of
period                                 $0.64   $0.45   $0.75   $0.71    $0.70    $0.67    $0.66    $0.53    $0.74   $0.95
Number of accumulation units
outstanding at end of period (000
omitted)                               5,593   5,319   7,942   8,900   10,433   11,414   11,837   12,545   12,015   5,711
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND* (03/03/2000)
Accumulation unit value at
beginning of period                    $1.15   $1.14   $1.10   $1.06    $1.05    $1.06    $1.06    $1.06    $1.04   $1.00
Accumulation unit value at end of
period                                 $1.14   $1.15   $1.14   $1.10    $1.06    $1.05    $1.06    $1.06    $1.06   $1.04
Number of accumulation units
outstanding at end of period (000
omitted)                               1,586   3,475   3,340   1,994    1,196    1,509    2,790    3,356    4,984   1,717
*Wells Fargo Advantage VT Money Market Fund liquidated on April 30, 2010.
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (03/03/2000)
Accumulation unit value at
beginning of period                    $0.33   $0.57   $0.51   $0.42    $0.40    $0.36    $0.25    $0.42    $0.56   $1.00
Accumulation unit value at end of
period                                 $0.50   $0.33   $0.57   $0.51    $0.42    $0.40    $0.36    $0.25    $0.42   $0.56
Number of accumulation units
outstanding at end of period (000
omitted)                               1,360   1,943   2,408   2,832    2,904    3,073    3,239    3,394    4,983   2,024
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (03/03/2000)
Accumulation unit value at
beginning of period                    $1.47   $1.45   $1.38   $1.35    $1.34    $1.30    $1.21    $1.14    $1.08   $1.00
Accumulation unit value at end of
period                                 $1.62   $1.47   $1.45   $1.38    $1.35    $1.34    $1.30    $1.21    $1.14   $1.08
Number of accumulation units
outstanding at end of period (000
omitted)                               2,440   2,735   3,664   2,453    1,892    2,017    2,160    2,275    1,545     660
-----------------------------------------------------------------------------------------------------------------------------




VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (01/29/2003)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $0.82   $1.72   $1.72   $1.54   $1.48   $1.35   $1.00
Accumulation unit value at end of period              $1.19   $0.82   $1.72   $1.72   $1.54   $1.48   $1.35
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,003   1,083   1,102   1,192   1,292   1,057     329
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (01/29/2003)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $0.96   $1.69   $1.54   $1.47   $1.37   $1.30   $1.00
Accumulation unit value at end of period              $1.14   $0.96   $1.69   $1.54   $1.47   $1.37   $1.30
Number of accumulation units outstanding at end of
period (000 omitted)                                     44      44      41      33       7      16       7
---------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    59

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (01/29/2003)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $1.09   $2.09   $1.92   $1.67   $1.55   $1.36   $1.00
Accumulation unit value at end of period              $1.53   $1.09   $2.09   $1.92   $1.67   $1.55   $1.36
Number of accumulation units outstanding at end of
period (000 omitted)                                     60      88     156     110     143     146      59
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $0.79   $1.15   $1.08   $1.00      --      --      --
Accumulation unit value at end of period              $1.00   $0.79   $1.15   $1.08      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     10      20      10      10      --      --      --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $0.72   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.91   $0.72   $1.03      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $0.61   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.82   $0.61   $1.04      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    687     262     187      --      --      --      --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $0.95   $1.35   $1.25   $1.14   $1.08   $1.00      --
Accumulation unit value at end of period              $1.22   $0.95   $1.35   $1.25   $1.14   $1.08      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    157     162     191     218     267     169      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period        $0.82   $1.00      --      --      --      --      --
Accumulation unit value at end of period              $1.01   $0.82      --      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     65      54      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (01/29/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period        $0.98   $1.90   $1.60   $1.50   $1.46   $1.41   $1.00
Accumulation unit value at end of period              $1.49   $0.98   $1.90   $1.60   $1.50   $1.46   $1.41
Number of accumulation units outstanding at end of
period (000 omitted)                                     77      81      98     102     118     172     110
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period        $1.05   $1.80   $1.74   $1.50   $1.46   $1.33   $1.00
Accumulation unit value at end of period              $1.25   $1.05   $1.80   $1.74   $1.50   $1.46   $1.33
Number of accumulation units outstanding at end of
period (000 omitted)                                    142     192     215     231     202     146     102
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period        $0.88   $1.92   $1.84   $1.38   $1.20   $1.00      --
Accumulation unit value at end of period              $1.17   $0.88   $1.92   $1.84   $1.38   $1.20      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  2,089   2,431   1,953   2,005   1,806     583      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period        $0.99   $1.66   $1.48   $1.51   $1.33   $1.25   $1.00
Accumulation unit value at end of period              $1.34   $0.99   $1.66   $1.48   $1.51   $1.33   $1.25
Number of accumulation units outstanding at end of
period (000 omitted)                                     74     111     121      94     100     110      28
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period        $1.11   $1.15   $1.06   $1.06   $1.05   $1.00      --
Accumulation unit value at end of period              $1.21   $1.11   $1.15   $1.06   $1.06   $1.05      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  2,982   2,767   4,545   5,054   3,998   1,333      --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period        $0.98   $1.79   $1.54   $1.25   $1.12   $1.00      --
Accumulation unit value at end of period              $1.29   $0.98   $1.79   $1.54   $1.25   $1.12      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period        $0.67   $0.90   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.86   $0.67   $0.90      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------



 60    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period        $0.70   $1.22   $1.02   $1.07   $1.06   $1.00      --
Accumulation unit value at end of period              $0.93   $0.70   $1.22   $1.02   $1.07   $1.06      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,573   1,549   1,691   2,417   1,259     407      --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period        $0.89   $1.24   $1.32   $1.13   $1.09   $1.00      --
Accumulation unit value at end of period              $1.06   $0.89   $1.24   $1.32   $1.13   $1.09      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   30       1       1       1       1      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period        $0.80   $1.07   $1.07   $1.00      --      --      --
Accumulation unit value at end of period              $1.13   $0.80   $1.07   $1.07      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  515     574     739   1,006      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period        $0.67   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.84   $0.67   $1.12      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  911     724     542      --      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period        $0.58   $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.79   $0.58   $1.14      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period        $0.98   $1.38   $1.44   $1.22   $1.17   $1.00      --
Accumulation unit value at end of period              $1.21   $0.98   $1.38   $1.44   $1.22   $1.17      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  475     274     269      --      --      --      --
---------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period        $0.72   $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.85   $0.72   $1.10      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   16      13      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period        $0.76   $1.30   $1.30   $1.22   $1.13   $1.00      --
Accumulation unit value at end of period              $1.02   $0.76   $1.30   $1.30   $1.22   $1.13      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    1       1       1       1       1       1      --
---------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period        $0.71   $1.22   $1.08   $1.05   $1.03   $1.00      --
Accumulation unit value at end of period              $1.10   $0.71   $1.22   $1.08   $1.05   $1.03      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  496     592     639     858     598     161      --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period        $0.89   $1.28   $1.21   $1.06   $1.03   $1.00      --
Accumulation unit value at end of period              $1.07   $0.89   $1.28   $1.21   $1.06   $1.03      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  143     152     208     208     208     196      --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.62   $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.77   $0.62   $1.09      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period        $0.96   $1.56   $1.52   $1.26   $1.14   $1.00      --
Accumulation unit value at end of period              $1.24   $0.96   $1.56   $1.52   $1.26   $1.14      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    2       2       2       2       2      --      --
---------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period        $0.71   $0.98   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.01   $0.71   $0.98      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  401     402     320      --      --      --      --
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $0.89   $1.12   $1.09   $1.06   $1.05   $1.02   $1.00
Accumulation unit value at end of period              $0.95   $0.89   $1.12   $1.09   $1.06   $1.05   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,146   2,321   3,137   3,287   3,085   2,443     940
---------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    61

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND - CLASS 2* (01/29/2003)
Accumulation unit value at beginning of period        $0.77   $1.43   $1.36   $1.25   $1.21   $1.16   $1.00
Accumulation unit value at end of period              $1.06   $0.77   $1.43   $1.36   $1.25   $1.21   $1.16
Number of accumulation units outstanding at end of
  period (000 omitted)                                   74      99     215     199     204     224      63
*Evergreen VA Diversified Capital Builder Fund - Class 2 liquidated on April 30, 2010.
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2* (01/29/2003)
Accumulation unit value at beginning of period        $0.88   $1.26   $1.24   $1.19   $1.21   $1.14   $1.00
Accumulation unit value at end of period              $1.15   $0.88   $1.26   $1.24   $1.19   $1.21   $1.14
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,488   2,043   2,578   2,594   2,416   1,843     485
*Evergreen VA Diversified Income Builder Fund - Class 2 liquidated on April 30, 2010.
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.19   $1.80   $1.68   $1.52   $1.41   $1.32   $1.00
Accumulation unit value at end of period              $1.59   $1.19   $1.80   $1.68   $1.52   $1.41   $1.32
Number of accumulation units outstanding at end of
  period (000 omitted)                                  775     779     834     913     816     590     214
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.14   $1.97   $1.80   $1.65   $1.57   $1.40   $1.00
Accumulation unit value at end of period              $1.57   $1.14   $1.97   $1.80   $1.65   $1.57   $1.40
Number of accumulation units outstanding at end of
  period (000 omitted)                                  351     385     396     446     477     167      90
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2* (01/29/2003)
Accumulation unit value at beginning of period        $0.98   $1.34   $1.32   $1.23   $1.23   $1.15   $1.00
Accumulation unit value at end of period              $1.46   $0.98   $1.34   $1.32   $1.23   $1.23   $1.15
Number of accumulation units outstanding at end of
  period (000 omitted)                                  704     857   1,138   1,194   1,159     676     254
*Evergreen VA High Income Fund - Class 2 liquidated on April 30, 2010.
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.43   $2.48   $2.19   $1.81   $1.58   $1.35   $1.00
Accumulation unit value at end of period              $1.63   $1.43   $2.48   $2.19   $1.81   $1.58   $1.35
Number of accumulation units outstanding at end of
  period (000 omitted)                                  857     811     841     921     859     545     279
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.25   $1.75   $1.58   $1.52   $1.49   $1.41   $1.00
Accumulation unit value at end of period              $1.77   $1.25   $1.75   $1.58   $1.52   $1.49   $1.41
Number of accumulation units outstanding at end of
  period (000 omitted)                                  870     983   1,178   1,308   1,211     652     253
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.25   $1.85   $2.03   $1.70   $1.56   $1.31   $1.00
Accumulation unit value at end of period              $1.60   $1.25   $1.85   $2.03   $1.70   $1.56   $1.31
Number of accumulation units outstanding at end of
  period (000 omitted)                                  576     661     739     783     755     725     314
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.23   $2.17   $1.88   $1.71   $1.48   $1.30   $1.00
Accumulation unit value at end of period              $1.64   $1.23   $2.17   $1.88   $1.71   $1.48   $1.30
Number of accumulation units outstanding at end of
  period (000 omitted)                                5,268   5,965   6,378   7,123   5,644   3,317   1,254
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $0.97   $1.87   $1.50   $1.42   $1.37   $1.34   $1.00
Accumulation unit value at end of period              $1.23   $0.97   $1.87   $1.50   $1.42   $1.37   $1.34
Number of accumulation units outstanding at end of
  period (000 omitted)                                  127     146     167     175     184     196      51
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period        $1.05   $1.10   $1.07   $1.04   $1.03   $1.00      --
Accumulation unit value at end of period              $1.19   $1.05   $1.10   $1.07   $1.04   $1.03      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,097   2,006   2,760   2,247   1,451     385      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.50   $2.52   $2.21   $2.00   $1.71   $1.39   $1.00
Accumulation unit value at end of period              $2.07   $1.50   $2.52   $2.21   $2.00   $1.71   $1.39
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,118   1,455   1,520   1,610   1,394   1,000     424
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.43   $2.58   $2.23   $1.92   $1.64   $1.46   $1.00
Accumulation unit value at end of period              $1.78   $1.43   $2.58   $2.23   $1.92   $1.64   $1.46
Number of accumulation units outstanding at end of
  period (000 omitted)                                  495     559     588     607     684     487      38
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.08   $1.90   $2.43   $2.04   $1.82   $1.40   $1.00
Accumulation unit value at end of period              $1.27   $1.08   $1.90   $2.43   $2.04   $1.82   $1.40
Number of accumulation units outstanding at end of
  period (000 omitted)                                  106     107     105      94      89      86      30
---------------------------------------------------------------------------------------------------------------



 62    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period        $0.94   $1.35   $1.32   $1.13   $1.12   $1.00      --
Accumulation unit value at end of period              $1.25   $0.94   $1.35   $1.32   $1.13   $1.12      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  851     865     878     845     827     157      --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period        $0.89   $1.24   $1.29   $1.12   $1.09   $1.00      --
Accumulation unit value at end of period              $1.03   $0.89   $1.24   $1.29   $1.12   $1.09      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   31      29      28      26      35      25      --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.33   $2.01   $2.08   $1.80   $1.68   $1.37   $1.00
Accumulation unit value at end of period              $1.69   $1.33   $2.01   $2.08   $1.80   $1.68   $1.37
Number of accumulation units outstanding at end of
  period (000 omitted)                                  339     370     400     412     437     410     203
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.05   $1.85   $1.69   $1.57   $1.52   $1.38   $1.00
Accumulation unit value at end of period              $1.49   $1.05   $1.85   $1.69   $1.57   $1.52   $1.38
Number of accumulation units outstanding at end of
  period (000 omitted)                                   79     115     180     180     253     221      94
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.13   $1.82   $1.78   $1.53   $1.40   $1.26   $1.00
Accumulation unit value at end of period              $1.41   $1.13   $1.82   $1.78   $1.53   $1.40   $1.26
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,472   3,211   4,129   4,535   4,526   4,252   2,446
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.37   $2.33   $2.05   $1.71   $1.57   $1.34   $1.00
Accumulation unit value at end of period              $1.86   $1.37   $2.33   $2.05   $1.71   $1.57   $1.34
Number of accumulation units outstanding at end of
  period (000 omitted)                                  404     465     565     541     536     454     158
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period        $1.42   $1.36   $1.24   $1.11   $1.16   $1.00      --
Accumulation unit value at end of period              $1.67   $1.42   $1.36   $1.24   $1.11   $1.16      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,402   1,454   2,119   2,116   1,517     537      --
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period        $0.84   $1.47   $1.45   $1.21   $1.12   $1.00      --
Accumulation unit value at end of period              $1.08   $0.84   $1.47   $1.45   $1.21   $1.12      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  426     442     429     392     392      96      --
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period        $0.97   $1.56   $1.53   $1.33   $1.20   $1.00      --
Accumulation unit value at end of period              $1.27   $0.97   $1.56   $1.53   $1.33   $1.20      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,592   1,721   1,936   1,985   1,451     489      --
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.58   $0.94   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.70   $0.58   $0.94      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.63   $1.06   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.84   $0.63   $1.06      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  802     758     651      --      --      --      --
---------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period        $0.60   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.85   $0.60   $1.03      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period        $0.98   $1.58   $1.44   $1.36   $1.32   $1.23   $1.00
Accumulation unit value at end of period              $1.35   $0.98   $1.58   $1.44   $1.36   $1.32   $1.23
Number of accumulation units outstanding at end of
  period (000 omitted)                                   33      37      45      44      53      54      32
---------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period        $0.98   $1.64   $1.62   $1.46   $1.41   $1.34   $1.00
Accumulation unit value at end of period              $1.57   $0.98   $1.64   $1.62   $1.46   $1.41   $1.34
Number of accumulation units outstanding at end of
  period (000 omitted)                                   47      45      47      48      46      66      24
---------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    63

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period        $1.13   $1.47   $1.43   $1.30   $1.28   $1.17   $1.00
Accumulation unit value at end of period              $1.31   $1.13   $1.47   $1.43   $1.30   $1.28   $1.17
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,696   1,984   2,665   2,825   2,751   2,538   1,583
---------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period        $1.97   $3.21   $2.55   $1.97   $1.72   $1.34   $1.00
Accumulation unit value at end of period              $2.59   $1.97   $3.21   $2.55   $1.97   $1.72   $1.34
Number of accumulation units outstanding at end of
  period (000 omitted)                                   80      87      75      67      64      67      45
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period        $0.92   $1.71   $1.53   $1.43   $1.39   $1.32   $1.00
Accumulation unit value at end of period              $1.31   $0.92   $1.71   $1.53   $1.43   $1.39   $1.32
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,567   1,785   1,868   2,152   1,946   1,156     312
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period        $1.38   $2.35   $2.24   $1.93   $1.72   $1.46   $1.00
Accumulation unit value at end of period              $1.90   $1.38   $2.35   $2.24   $1.93   $1.72   $1.46
Number of accumulation units outstanding at end of
  period (000 omitted)                                  172     196     283     289     233     155      65
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period        $0.27   $1.28   $1.30   $1.21   $1.20   $1.12   $1.00
Accumulation unit value at end of period              $0.34   $0.27   $1.28   $1.30   $1.21   $1.20   $1.12
Number of accumulation units outstanding at end of
  period (000 omitted)                                  209     288     226     243     224     254     212
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period        $1.24   $2.03   $2.08   $1.84   $1.70   $1.44   $1.00
Accumulation unit value at end of period              $1.68   $1.24   $2.03   $2.08   $1.84   $1.70   $1.44
Number of accumulation units outstanding at end of
  period (000 omitted)                                  222     315     337     362     338     304     146
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (01/29/2003)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period        $1.12   $1.33   $1.23   $1.16   $1.15   $1.07   $1.00
Accumulation unit value at end of period              $1.31   $1.12   $1.33   $1.23   $1.16   $1.15   $1.07
Number of accumulation units outstanding at end of
  period (000 omitted)                                3,067   3,338   4,867   4,678   3,864   2,443   1,246
---------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period        $0.86   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.03   $0.86   $1.04      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  491     731     697      --      --      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period        $1.15   $1.40   $1.43   $1.41   $1.26   $1.19   $1.00
Accumulation unit value at end of period              $1.43   $1.15   $1.40   $1.43   $1.41   $1.26   $1.19
Number of accumulation units outstanding at end of
  period (000 omitted)                                   68      55      58      80      82      92      40
---------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period        $0.95   $1.56   $1.68   $1.47   $1.42   $1.29   $1.00
Accumulation unit value at end of period              $1.21   $0.95   $1.56   $1.68   $1.47   $1.42   $1.29
Number of accumulation units outstanding at end of
  period (000 omitted)                                   66      70      77      73      71      47      45
---------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period        $1.28   $2.31   $2.16   $1.72   $1.55   $1.35   $1.00
Accumulation unit value at end of period              $1.57   $1.28   $2.31   $2.16   $1.72   $1.55   $1.35
Number of accumulation units outstanding at end of
  period (000 omitted)                                  262     259     301     317     318     349     216
---------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period        $0.92   $1.52   $1.54   $1.40   $1.35   $1.27   $1.00
Accumulation unit value at end of period              $1.22   $0.92   $1.52   $1.54   $1.40   $1.35   $1.27
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period        $0.75   $1.25   $1.45   $1.25   $1.19   $1.00      --
Accumulation unit value at end of period              $0.97   $0.75   $1.25   $1.45   $1.25   $1.19      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   21      21      40     193      25      30      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period        $0.99   $1.84   $1.79   $1.72   $1.56   $1.33   $1.00
Accumulation unit value at end of period              $1.35   $0.99   $1.84   $1.79   $1.72   $1.56   $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                                    5      22      26      24      25      26      12
---------------------------------------------------------------------------------------------------------------



 64    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period        $0.60   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.78   $0.60   $0.99      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  951     475     380      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period        $0.82   $1.31   $1.25   $1.09   $1.10   $1.00      --
Accumulation unit value at end of period              $1.10   $0.82   $1.31   $1.25   $1.09   $1.10      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (01/29/2003)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period        $1.31   $1.93   $2.06   $1.74   $1.66   $1.40   $1.00
Accumulation unit value at end of period              $1.76   $1.31   $1.93   $2.06   $1.74   $1.66   $1.40
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,219   1,332   1,490   1,454   1,359     543      82
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period        $1.08   $1.07   $1.03   $1.00   $0.99   $0.99   $1.00
Accumulation unit value at end of period              $1.06   $1.08   $1.07   $1.03   $1.00   $0.99   $0.99
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,325   2,107   1,172   1,143     724     589     292
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period        $1.06   $1.15   $1.10   $1.07   $1.06   $1.03   $1.00
Accumulation unit value at end of period              $1.20   $1.06   $1.15   $1.10   $1.07   $1.06   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,463   2,894   3,050   2,210   1,007   1,010     415
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period        $1.41   $2.39   $2.24   $1.90   $1.69   $1.45   $1.00
Accumulation unit value at end of period              $1.77   $1.41   $2.39   $2.24   $1.90   $1.69   $1.45
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,956   2,934   2,854   3,198   2,316     703     257
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period        $0.73   $1.28   $1.26   $1.11   $1.06   $1.00      --
Accumulation unit value at end of period              $0.89   $0.73   $1.28   $1.26   $1.11   $1.06      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,446   2,385   2,416   2,598   2,450   1,481      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period        $1.08   $1.09   $1.03   $1.00      --      --      --
Accumulation unit value at end of period              $1.14   $1.08   $1.09   $1.03      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,152     865     927     787      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period        $0.91   $1.23   $1.22   $1.11   $1.09   $1.00      --
Accumulation unit value at end of period              $1.37   $0.91   $1.23   $1.22   $1.11   $1.09      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  344     419     517     614     389      48      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period        $0.97   $1.21   $1.19   $1.12   $1.10   $1.00      --
Accumulation unit value at end of period              $1.36   $0.97   $1.21   $1.19   $1.12   $1.10      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  626     484     487     349      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period        $0.89   $1.64   $1.46   $1.48   $1.36   $1.26   $1.00
Accumulation unit value at end of period              $1.44   $0.89   $1.64   $1.46   $1.48   $1.36   $1.26
Number of accumulation units outstanding at end of
  period (000 omitted)                                  106     133     130     143     159     101       2
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period        $0.54   $1.00   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.75   $0.54   $1.00      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period        $1.06   $1.71   $1.65   $1.45   $1.41   $1.30   $1.00
Accumulation unit value at end of period              $1.32   $1.06   $1.71   $1.65   $1.45   $1.41   $1.30
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,143   1,230   1,425   1,450   1,433   1,256     400
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period        $1.02   $1.06   $1.02   $1.00   $1.00   $1.00   $1.00
Accumulation unit value at end of period              $1.07   $1.02   $1.06   $1.02   $1.00   $1.00   $1.00
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,768   1,811   2,131   2,162   1,878   1,672   1,013
---------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    65

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period        $0.86   $1.56   $1.54   $1.40   $1.31   $1.22   $1.00
Accumulation unit value at end of period              $1.16   $0.86   $1.56   $1.54   $1.40   $1.31   $1.22
Number of accumulation units outstanding at end of
  period (000 omitted)                                  151     218     194       8      12      18      14
---------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period        $0.79   $1.31   $1.34   $1.14   $1.10   $1.00      --
Accumulation unit value at end of period              $0.98   $0.79   $1.31   $1.34   $1.14   $1.10      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --       5       9      10      10      --
---------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period        $1.27   $2.79   $2.05   $1.55   $1.17   $1.00      --
Accumulation unit value at end of period              $2.19   $1.27   $2.79   $2.05   $1.55   $1.17      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  777   1,061     872   1,190   1,074     337      --
---------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period        $1.03   $1.75   $1.58   $1.29   $1.14   $1.00      --
Accumulation unit value at end of period              $1.30   $1.03   $1.75   $1.58   $1.29   $1.14      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --     335     337      --      --
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (01/29/2003)
Accumulation unit value at beginning of period        $1.09   $1.72   $1.79   $1.56   $1.52   $1.31   $1.00
Accumulation unit value at end of period              $1.38   $1.09   $1.72   $1.79   $1.56   $1.52   $1.31
Number of accumulation units outstanding at end of
  period (000 omitted)                                4,572   4,711   5,184   5,513   4,481   1,710      80
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (01/29/2003)
Accumulation unit value at beginning of period        $1.22   $1.83   $1.81   $1.58   $1.46   $1.29   $1.00
Accumulation unit value at end of period              $1.50   $1.22   $1.83   $1.81   $1.58   $1.46   $1.29
Number of accumulation units outstanding at end of
  period (000 omitted)                                   76      84     136     155     149     135     129
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.47   $0.85   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.65   $0.47   $0.85      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  161     235     119      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.59   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.92   $0.59   $1.12      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (01/29/2003)
Accumulation unit value at beginning of period        $1.51   $2.47   $3.02   $2.22   $1.92   $1.42   $1.00
Accumulation unit value at end of period              $1.92   $1.51   $2.47   $3.02   $2.22   $1.92   $1.42
Number of accumulation units outstanding at end of
  period (000 omitted)                                   71      87      90      98     107      94      44
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period        $1.08   $1.76   $2.16   $1.59   $1.38   $1.00      --
Accumulation unit value at end of period              $1.37   $1.08   $1.76   $2.16   $1.59   $1.38      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  143     163     169     118     146      89      --
---------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period        $1.21   $2.25   $1.96   $1.45   $1.21   $1.00      --
Accumulation unit value at end of period              $1.78   $1.21   $2.25   $1.96   $1.45   $1.21      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  811     968     849   1,051     805     292      --
---------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period        $0.84   $1.41   $1.35   $1.27   $1.16   $1.00      --
Accumulation unit value at end of period              $1.18   $0.84   $1.41   $1.35   $1.27   $1.16      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,174   1,253   1,296   1,268   1,002     293      --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND (04/30/2004)
(PREVIOUSLY WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period        $0.92   $1.32   $1.24   $1.12   $1.08   $1.00      --
Accumulation unit value at end of period              $1.05   $0.92   $1.32   $1.24   $1.12   $1.08      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period        $0.83   $1.30   $1.33   $1.10   $1.08   $1.00      --
Accumulation unit value at end of period              $1.06   $0.83   $1.30   $1.33   $1.10   $1.08      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    1      20      13      --      --      --      --
---------------------------------------------------------------------------------------------------------------



 66    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period        $0.84   $1.34   $1.32   $1.13   $1.08   $1.00      --
Accumulation unit value at end of period              $0.97   $0.84   $1.34   $1.32   $1.13   $1.08      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  131      92      86      98     111      55      --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (04/30/2004)
Accumulation unit value at beginning of period        $0.89   $1.59   $1.43   $1.20   $1.11   $1.00      --
Accumulation unit value at end of period              $0.99   $0.89   $1.59   $1.43   $1.20   $1.11      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (04/30/2004)
Accumulation unit value at beginning of period        $0.71   $1.18   $1.17   $1.03   $1.06   $1.00      --
Accumulation unit value at end of period              $0.96   $0.71   $1.18   $1.17   $1.03   $1.06      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period        $0.69   $1.15   $1.09   $1.08   $1.03   $1.00      --
Accumulation unit value at end of period              $0.98   $0.69   $1.15   $1.09   $1.08   $1.03      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  376     375     374     419     344      52      --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND* (04/30/2004)
Accumulation unit value at beginning of period        $1.09   $1.08   $1.04   $1.01   $1.00   $1.00      --
Accumulation unit value at end of period              $1.08   $1.09   $1.08   $1.04   $1.01   $1.00      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   25      21      20       8      19      --      --
*Wells Fargo Advantage VT Money Market Fund liquidated on April 30, 2010.
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period        $0.88   $1.52   $1.35   $1.11   $1.06   $1.00      --
Accumulation unit value at end of period              $1.32   $0.88   $1.52   $1.35   $1.11   $1.06      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (04/30/2004)
Accumulation unit value at beginning of period        $1.13   $1.12   $1.07   $1.04   $1.03   $1.00      --
Accumulation unit value at end of period              $1.25   $1.13   $1.12   $1.07   $1.04   $1.03      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  341     335     439     399     303      38      --
---------------------------------------------------------------------------------------------------------------




VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                   2009     2008     2007     2006     2005     2004     2003     2002     2001    2000
------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (05/21/2002)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                   $0.60    $1.26    $1.26    $1.13    $1.09    $1.00    $0.76    $1.00      --      --
Accumulation unit value at end of
period                                $0.87    $0.60    $1.26    $1.26    $1.13    $1.09    $1.00    $0.76      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              4,466    4,856    4,472    4,987    5,288    4,663    2,514      517      --      --
------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (05/30/2000)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at
beginning of period                   $0.48    $0.85    $0.77    $0.73    $0.68    $0.65    $0.51    $0.68   $0.90   $1.00
Accumulation unit value at end of
period                                $0.57    $0.48    $0.85    $0.77    $0.73    $0.68    $0.65    $0.51   $0.68   $0.90
Number of accumulation units
outstanding at end of period (000
omitted)                              1,569    1,930    2,778    3,370    3,178    3,769    4,485    4,583   2,944     311
------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/30/2002)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                   $0.90    $1.59    $1.45    $1.38    $1.29    $1.23    $0.97    $1.00      --      --
Accumulation unit value at end of
period                                $1.08    $0.90    $1.59    $1.45    $1.38    $1.29    $1.23    $0.97      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                668      613      593      309       48       52       57       19      --      --
------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (05/21/2002)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                   $0.80    $1.53    $1.40    $1.22    $1.14    $1.00    $0.75    $1.00      --      --
Accumulation unit value at end of
period                                $1.12    $0.80    $1.53    $1.40    $1.22    $1.14    $1.00    $0.75      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                321      305      331      353      316      328      189       18      --      --
------------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    67

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                   2009     2008     2007     2006     2005     2004     2003     2002     2001    2000
------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES I SHARES)
Accumulation unit value at
beginning of period                   $0.80    $1.15    $1.08    $1.00       --       --       --       --      --      --
Accumulation unit value at end of
period                                $1.01    $0.80    $1.15    $1.08       --       --       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              1,525    1,884    2,652    3,076       --       --       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                   $0.79    $1.15    $1.08    $1.00       --       --       --       --      --      --
Accumulation unit value at end of
period                                $1.00    $0.79    $1.15    $1.08       --       --       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 42       42       54       54       --       --       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                   $0.72    $1.03    $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of
period                                $0.91    $0.72    $1.03       --       --       --       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 --       --       --       --       --       --       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                   $0.61    $1.04    $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of
period                                $0.81    $0.61    $1.04       --       --       --       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              8,938    2,888    1,434       --       --       --       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                   $0.95    $1.35    $1.25    $1.14    $1.08    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $1.21    $0.95    $1.35    $1.25    $1.14    $1.08       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                308      317      364      507      573      415       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at
beginning of period                   $0.82    $1.00       --       --       --       --       --       --      --      --
Accumulation unit value at end of
period                                $1.01    $0.82       --       --       --       --       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                323      455       --       --       --       --       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/30/2000)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at
beginning of period                   $0.29    $0.56    $0.47    $0.44    $0.43    $0.41    $0.29    $0.51   $0.69   $1.00
Accumulation unit value at end of
period                                $0.44    $0.29    $0.56    $0.47    $0.44    $0.43    $0.41    $0.29   $0.51   $0.69
Number of accumulation units
outstanding at end of period (000
omitted)                              1,666    2,150    2,661    2,693    2,798    2,773    2,911    2,423   2,237     456
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at
beginning of period                   $0.76    $1.30    $1.25    $1.09    $1.05    $0.96    $0.74    $0.96   $0.97   $1.00
Accumulation unit value at end of
period                                $0.90    $0.76    $1.30    $1.25    $1.09    $1.05    $0.96    $0.74   $0.96   $0.97
Number of accumulation units
outstanding at end of period (000
omitted)                              5,507    7,720    9,292   10,437   11,167   11,742   11,403   10,906   4,722     292
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at
beginning of period                   $0.88    $1.91    $1.84    $1.38    $1.20    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $1.17    $0.88    $1.91    $1.84    $1.38    $1.20       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              6,086    6,987    4,424    3,786    3,191    1,509       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at
beginning of period                   $0.43    $0.72    $0.64    $0.65    $0.58    $0.54    $0.44    $0.65   $0.80   $1.00
Accumulation unit value at end of
period                                $0.58    $0.43    $0.72    $0.64    $0.65    $0.58    $0.54    $0.44   $0.65   $0.80
Number of accumulation units
outstanding at end of period (000
omitted)                              3,653    4,232    5,262    6,164    6,450    6,937    7,475    7,706   5,808     700
------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at
beginning of period                   $1.11    $1.14    $1.06    $1.06    $1.05    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $1.21    $1.11    $1.14    $1.06    $1.06    $1.05       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              5,129    4,748    7,641    8,897    7,886    3,481       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------



 68    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                   2009     2008     2007     2006     2005     2004     2003     2002     2001    2000
------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at
beginning of period                   $0.97    $1.79    $1.54    $1.25    $1.12    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $1.28    $0.97    $1.79    $1.54    $1.25    $1.12       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 --       --       --       --       --       --       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at
beginning of period                   $0.67    $0.90    $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of
period                                $0.86    $0.67    $0.90       --       --       --       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 11        5        1       --       --       --       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at
beginning of period                   $0.70    $1.22    $1.02    $1.07    $1.06    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $0.93    $0.70    $1.22    $1.02    $1.07    $1.06       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              2,605    2,633    2,709    4,931    2,430    1,074       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at
beginning of period                   $0.89    $1.23    $1.32    $1.13    $1.09    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $1.05    $0.89    $1.23    $1.32    $1.13    $1.09       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 74        7        7        7        7        7       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at
beginning of period                   $0.80    $1.07    $1.07    $1.00       --       --       --       --      --      --
Accumulation unit value at end of
period                                $1.13    $0.80    $1.07    $1.07       --       --       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              1,106    1,257    1,533    2,412       --       --       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at
beginning of period                   $0.67    $1.12    $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of
period                                $0.84    $0.67    $1.12       --       --       --       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                             11,154    6,418    3,447       --       --       --       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at
beginning of period                   $0.58    $1.14    $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of
period                                $0.79    $0.58    $1.14       --       --       --       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 24       14       --       --       --       --       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at
beginning of period                   $0.98    $1.38    $1.43    $1.22    $1.17    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $1.20    $0.98    $1.38    $1.43    $1.22    $1.17       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              5,780    3,144    2,053       12       23       34       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at
beginning of period                   $0.72    $1.10    $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of
period                                $0.85    $0.72    $1.10       --       --       --       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  6        3       --       --       --       --       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at
beginning of period                   $0.76    $1.29    $1.29    $1.22    $1.13    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $1.01    $0.76    $1.29    $1.29    $1.22    $1.13       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 16       12       16       16       15        7       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at
beginning of period                   $0.71    $1.22    $1.08    $1.05    $1.03    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $1.10    $0.71    $1.22    $1.08    $1.05    $1.03       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                865    1,063    1,074    1,698    1,140      500       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at
beginning of period                   $0.89    $1.28    $1.21    $1.06    $1.03    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $1.07    $0.89    $1.28    $1.21    $1.06    $1.03       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 14       14       14       14       14       14       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    69

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                   2009     2008     2007     2006     2005     2004     2003     2002     2001    2000
------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at
beginning of period                   $0.62    $1.09    $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of
period                                $0.77    $0.62    $1.09       --       --       --       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 --       --       --       --       --       --       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at
beginning of period                   $0.96    $1.56    $1.52    $1.26    $1.14    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $1.24    $0.96    $1.56    $1.52    $1.26    $1.14       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 16       16       17       17       19       19       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at
beginning of period                   $0.71    $0.98    $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of
period                                $1.01    $0.71    $0.98       --       --       --       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              4,725    2,934    1,828       --       --       --       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                   $0.92    $1.16    $1.12    $1.09    $1.09    $1.06    $1.04    $1.00      --      --
Accumulation unit value at end of
period                                $0.98    $0.92    $1.16    $1.12    $1.09    $1.09    $1.06    $1.04      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              5,077    5,190    6,179    6,773    6,711    4,784    2,717      756      --      --
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND - CLASS 2* (07/31/2002)
Accumulation unit value at
beginning of period                   $0.75    $1.40    $1.33    $1.23    $1.19    $1.14    $1.00    $1.00      --      --
Accumulation unit value at end of
period                                $1.04    $0.75    $1.40    $1.33    $1.23    $1.19    $1.14    $1.00      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                174      222      221      167      219      154      126       26      --      --
*Evergreen VA Diversified Capital Builder Fund - Class 2 liquidated on April 30, 2010.
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 1* (05/30/2000)
Accumulation unit value at
beginning of period                   $1.11    $1.60    $1.56    $1.50    $1.53    $1.43    $1.24    $1.09   $1.04   $1.00
Accumulation unit value at end of
period                                $1.47    $1.11    $1.60    $1.56    $1.50    $1.53    $1.43    $1.24   $1.09   $1.04
Number of accumulation units
outstanding at end of period (000
omitted)                              1,073    1,379    2,002    2,138    1,921    1,633    1,799    1,607     732      --
*Evergreen VA Diversified Income Builder Fund - Class 1 liquidated on April 30, 2010.
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2* (07/31/2002)
Accumulation unit value at
beginning of period                   $0.96    $1.38    $1.35    $1.30    $1.33    $1.24    $1.08    $1.00      --      --
Accumulation unit value at end of
period                                $1.26    $0.96    $1.38    $1.35    $1.30    $1.33    $1.24    $1.08      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              2,821    3,553    4,033    4,177    3,857    2,395    1,435      325      --      --
*Evergreen VA Diversified Income Builder Fund - Class 2 liquidated on April 30, 2010.
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 1 (05/30/2000)
Accumulation unit value at
beginning of period                   $0.88    $1.33    $1.25    $1.12    $1.04    $0.97    $0.75    $0.90   $1.04   $1.00
Accumulation unit value at end of
period                                $1.18    $0.88    $1.33    $1.25    $1.12    $1.04    $0.97    $0.75   $0.90   $1.04
Number of accumulation units
outstanding at end of period (000
omitted)                                495      512      652      617      634      311      321      395     178       6
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (08/30/2002)
Accumulation unit value at
beginning of period                   $1.11    $1.67    $1.57    $1.42    $1.32    $1.23    $0.96    $1.00      --      --
Accumulation unit value at end of
period                                $1.48    $1.11    $1.67    $1.57    $1.42    $1.32    $1.23    $0.96      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              2,530    2,703    2,783    2,973    2,763    1,618    1,035        2      --      --
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                   $1.10    $1.89    $1.73    $1.58    $1.51    $1.35    $0.99    $1.00      --      --
Accumulation unit value at end of
period                                $1.51    $1.10    $1.89    $1.73    $1.58    $1.51    $1.35    $0.99      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                881    1,019    1,054    1,201    1,244      476      360       47      --      --
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2* (07/31/2002)
Accumulation unit value at
beginning of period                   $1.02    $1.40    $1.38    $1.29    $1.29    $1.21    $1.04    $1.00      --      --
Accumulation unit value at end of
period                                $1.53    $1.02    $1.40    $1.38    $1.29    $1.29    $1.21    $1.04      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              2,089    2,437    2,725    2,978    2,966    2,036    1,259      336      --      --
*Evergreen VA High Income Fund - Class 2 liquidated on April 30, 2010.
------------------------------------------------------------------------------------------------------------------------------



 70    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                   2009     2008     2007     2006     2005     2004     2003     2002     2001    2000
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 1 (12/08/2003)
Accumulation unit value at
beginning of period                   $1.12    $1.94    $1.71    $1.41    $1.23    $1.05    $1.00       --      --      --
Accumulation unit value at end of
period                                $1.28    $1.12    $1.94    $1.71    $1.41    $1.23    $1.05       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                488      573      923    1,024      895      742      542       --      --      --
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                   $1.27    $2.21    $1.95    $1.61    $1.41    $1.20    $0.93    $1.00      --      --
Accumulation unit value at end of
period                                $1.45    $1.27    $2.21    $1.95    $1.61    $1.41    $1.20    $0.93      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              2,664    2,569    2,661    2,908    2,702    2,238    1,662      145      --      --
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 1 (05/30/2000)
Accumulation unit value at
beginning of period                   $0.63    $0.87    $0.79    $0.76    $0.74    $0.70    $0.51    $0.69   $0.82   $1.00
Accumulation unit value at end of
period                                $0.89    $0.63    $0.87    $0.79    $0.76    $0.74    $0.70    $0.51   $0.69   $0.82
Number of accumulation units
outstanding at end of period (000
omitted)                              1,109    1,307    1,971    2,418    2,770    3,115    3,258    3,609   3,028     703
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                   $1.18    $1.64    $1.49    $1.43    $1.40    $1.33    $0.96    $1.00      --      --
Accumulation unit value at end of
period                                $1.67    $1.18    $1.64    $1.49    $1.43    $1.40    $1.33    $0.96      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              2,413    2,807    3,276    3,555    3,207    2,378    1,218      276      --      --
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 1 (05/30/2000)
Accumulation unit value at
beginning of period                   $1.45    $2.13    $2.34    $1.95    $1.78    $1.50    $1.18    $1.36   $1.17   $1.00
Accumulation unit value at end of
period                                $1.85    $1.45    $2.13    $2.34    $1.95    $1.78    $1.50    $1.18   $1.36   $1.17
Number of accumulation units
outstanding at end of period (000
omitted)                              1,159    1,518    2,148    2,455    2,441    2,441    2,255    2,265   1,562       7
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                   $1.15    $1.71    $1.88    $1.57    $1.44    $1.22    $0.95    $1.00      --      --
Accumulation unit value at end of
period                                $1.47    $1.15    $1.71    $1.88    $1.57    $1.44    $1.22    $0.95      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              1,479    1,584    1,725    1,835    2,015    1,945    1,491      396      --      --
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at
beginning of period                   $0.90    $1.59    $1.37    $1.25    $1.08    $0.95    $0.75    $0.84   $0.97   $1.00
Accumulation unit value at end of
period                                $1.21    $0.90    $1.59    $1.37    $1.25    $1.08    $0.95    $0.75   $0.84   $0.97
Number of accumulation units
outstanding at end of period (000
omitted)                              3,266    4,253    5,666    6,532    6,482    6,694    6,068    5,134   1,866     191
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at
beginning of period                   $1.03    $1.81    $1.57    $1.43    $1.24    $1.09    $0.86    $1.00      --      --
Accumulation unit value at end of
period                                $1.37    $1.03    $1.81    $1.57    $1.43    $1.24    $1.09    $0.86      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                             13,579   16,216   15,874   16,891   12,402    8,496    4,477      395      --      --
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at
beginning of period                   $0.71    $1.36    $1.09    $1.03    $0.99    $0.98    $0.75    $1.00      --      --
Accumulation unit value at end of
period                                $0.89    $0.71    $1.36    $1.09    $1.03    $0.99    $0.98    $0.75      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                537      618      649      652      621      634      465      108      --      --
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at
beginning of period                   $0.82    $1.11    $1.10    $1.00    $0.99    $0.92    $0.73    $0.72   $0.82   $1.00
Accumulation unit value at end of
period                                $1.17    $0.82    $1.11    $1.10    $1.00    $0.99    $0.92    $0.73   $0.72   $0.82
Number of accumulation units
outstanding at end of period (000
omitted)                              1,180    1,238    1,665    1,766    1,620    1,946    2,482    1,948   1,031      50
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at
beginning of period                   $1.04    $1.10    $1.07    $1.04    $1.03    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $1.19    $1.04    $1.10    $1.07    $1.04    $1.03       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              8,744    7,003    7,240    4,639    3,064    1,283       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at
beginning of period                   $1.51    $2.54    $2.23    $2.00    $1.72    $1.40    $1.02    $1.15   $1.21   $1.00
Accumulation unit value at end of
period                                $2.09    $1.51    $2.54    $2.23    $2.00    $1.72    $1.40    $1.02   $1.15   $1.21
Number of accumulation units
outstanding at end of period (000
omitted)                              1,987    2,699    3,687    4,268    4,708    4,904    5,042    4,911   2,607     222
------------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    71

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                   2009     2008     2007     2006     2005     2004     2003     2002     2001    2000
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at
beginning of period                   $1.24    $2.09    $1.83    $1.65    $1.42    $1.16    $0.85    $1.00      --      --
Accumulation unit value at end of
period                                $1.72    $1.24    $2.09    $1.83    $1.65    $1.42    $1.16    $0.85      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              4,940    6,086    5,207    4,907    4,237    3,712    3,204      503      --      --
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at
beginning of period                   $1.03    $1.86    $1.61    $1.39    $1.19    $1.06    $0.75    $1.00      --      --
Accumulation unit value at end of
period                                $1.28    $1.03    $1.86    $1.61    $1.39    $1.19    $1.06    $0.75      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              1,682    1,797    1,605    1,819    2,008    1,575       74        4      --      --
------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (05/21/2002)
Accumulation unit value at
beginning of period                   $0.96    $1.69    $2.16    $1.82    $1.62    $1.25    $0.93    $1.00      --      --
Accumulation unit value at end of
period                                $1.13    $0.96    $1.69    $2.16    $1.82    $1.62    $1.25    $0.93      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                308      368      453      304      365      332      181        8      --      --
------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at
beginning of period                   $0.93    $1.35    $1.31    $1.13    $1.12    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $1.25    $0.93    $1.35    $1.31    $1.13    $1.12       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                395      470      567      670      614      525       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at
beginning of period                   $0.89    $1.24    $1.29    $1.12    $1.09    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $1.03    $0.89    $1.24    $1.29    $1.12    $1.09       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 28       27       36       29       29       28       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (05/21/2002)
Accumulation unit value at
beginning of period                   $1.00    $1.51    $1.57    $1.36    $1.27    $1.04    $0.80    $1.00      --      --
Accumulation unit value at end of
period                                $1.28    $1.00    $1.51    $1.57    $1.36    $1.27    $1.04    $0.80      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                726      830      941      948      957      791      575       61      --      --
------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at
beginning of period                   $0.54    $0.96    $0.87    $0.81    $0.79    $0.71    $0.53    $0.75   $0.90   $1.00
Accumulation unit value at end of
period                                $0.77    $0.54    $0.96    $0.87    $0.81    $0.79    $0.71    $0.53   $0.75   $0.90
Number of accumulation units
outstanding at end of period (000
omitted)                              3,547    4,200    4,873    5,246    5,706    5,930    5,842    4,909   4,683     349
------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at
beginning of period                   $1.11    $1.79    $1.75    $1.50    $1.38    $1.24    $1.00    $1.15   $1.09   $1.00
Accumulation unit value at end of
period                                $1.38    $1.11    $1.79    $1.75    $1.50    $1.38    $1.24    $1.00   $1.15   $1.09
Number of accumulation units
outstanding at end of period (000
omitted)                             10,167   11,358   13,267   14,984   15,468   16,072   14,168    6,327   1,374      15
------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at
beginning of period                   $1.36    $2.92    $2.30    $1.82    $1.45    $1.18    $0.78    $0.79   $0.87   $1.00
Accumulation unit value at end of
period                                $2.32    $1.36    $2.92    $2.30    $1.82    $1.45    $1.18    $0.78   $0.79   $0.87
Number of accumulation units
outstanding at end of period (000
omitted)                                210      299      392      441      416      254      265      239     116       7
------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at
beginning of period                   $0.90    $1.53    $1.34    $1.12    $1.03    $0.88    $0.68    $0.84   $1.02   $1.00
Accumulation unit value at end of
period                                $1.22    $0.90    $1.53    $1.34    $1.12    $1.03    $0.88    $0.68   $0.84   $1.02
Number of accumulation units
outstanding at end of period (000
omitted)                              3,622    4,641    5,623    5,604    5,454    4,969    3,675    2,373   1,576      53
------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at
beginning of period                   $1.42    $1.35    $1.24    $1.11    $1.16    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $1.66    $1.42    $1.35    $1.24    $1.11    $1.16       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              6,366    5,344    6,129    4,607    3,008    1,342       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at
beginning of period                   $0.83    $1.46    $1.45    $1.21    $1.12    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $1.08    $0.83    $1.46    $1.45    $1.21    $1.12       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 71       66      152      206      211      201       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------



 72    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                   2009     2008     2007     2006     2005     2004     2003     2002     2001    2000
------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at
beginning of period                   $0.97    $1.56    $1.53    $1.33    $1.20    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $1.27    $0.97    $1.56    $1.53    $1.33    $1.20       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              4,245    4,518    4,344    3,984    2,646    1,276       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at
beginning of period                   $0.58    $0.94    $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of
period                                $0.70    $0.58    $0.94       --       --       --       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  2        2       --       --       --       --       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at
beginning of period                   $0.63    $1.06    $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of
period                                $0.84    $0.63    $1.06       --       --       --       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              9,539    6,683    4,082       --       --       --       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at
beginning of period                   $0.60    $1.03    $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of
period                                $0.85    $0.60    $1.03       --       --       --       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 --       --       --       --       --       --       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at
beginning of period                   $0.48    $0.78    $0.71    $0.67    $0.65    $0.60    $0.50    $0.70   $0.95   $1.00
Accumulation unit value at end of
period                                $0.66    $0.48    $0.78    $0.71    $0.67    $0.65    $0.60    $0.50   $0.70   $0.95
Number of accumulation units
outstanding at end of period (000
omitted)                              1,260    1,524    1,985    2,171    2,407    2,642    2,708    2,832   1,928     187
------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at
beginning of period                   $0.61    $1.02    $1.01    $0.91    $0.87    $0.83    $0.63    $0.94   $1.01   $1.00
Accumulation unit value at end of
period                                $0.98    $0.61    $1.02    $1.01    $0.91    $0.87    $0.83    $0.63   $0.94   $1.01
Number of accumulation units
outstanding at end of period (000
omitted)                                871    1,018    1,196    1,305    1,343    1,365    1,295      832     454      76
------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at
beginning of period                   $1.13    $1.47    $1.43    $1.30    $1.29    $1.17    $1.03    $1.10   $1.11   $1.00
Accumulation unit value at end of
period                                $1.31    $1.13    $1.47    $1.43    $1.30    $1.29    $1.17    $1.03   $1.10   $1.11
Number of accumulation units
outstanding at end of period (000
omitted)                             11,064   13,392   16,024   16,584   18,578   18,107   16,041    8,646   3,493     141
------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (05/21/2002)
Accumulation unit value at
beginning of period                   $1.72    $2.80    $2.22    $1.72    $1.50    $1.17    $0.87    $1.00      --      --
Accumulation unit value at end of
period                                $2.25    $1.72    $2.80    $2.22    $1.72    $1.50    $1.17    $0.87      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                165      164      146      164      216      242      149        5      --      --
------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at
beginning of period                   $0.70    $1.31    $1.17    $1.10    $1.06    $1.01    $0.78    $1.00      --      --
Accumulation unit value at end of
period                                $1.00    $0.70    $1.31    $1.17    $1.10    $1.06    $1.01    $0.78      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              4,059    4,501    4,333    5,328    4,631    2,949    1,137      163      --      --
------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at
beginning of period                   $1.02    $1.73    $1.65    $1.42    $1.27    $1.08    $0.77    $1.00      --      --
Accumulation unit value at end of
period                                $1.40    $1.02    $1.73    $1.65    $1.42    $1.27    $1.08    $0.77      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                892      956    1,028    1,089    1,030      732      620       56      --      --
------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at
beginning of period                   $0.28    $1.34    $1.36    $1.26    $1.26    $1.17    $0.96    $1.00      --      --
Accumulation unit value at end of
period                                $0.35    $0.28    $1.34    $1.36    $1.26    $1.26    $1.17    $0.96      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              1,261      738      686      636      706      843      617       76      --      --
------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at
beginning of period                   $0.97    $1.58    $1.62    $1.44    $1.33    $1.13    $0.79    $1.00      --      --
Accumulation unit value at end of
period                                $1.31    $0.97    $1.58    $1.62    $1.44    $1.33    $1.13    $0.79      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                862      889      962      995    1,005    1,058      824       87      --      --
------------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    73

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                   2009     2008     2007     2006     2005     2004     2003     2002     2001    2000
------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (05/21/2002)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at
beginning of period                   $1.25    $1.48    $1.37    $1.29    $1.28    $1.19    $1.03    $1.00      --      --
Accumulation unit value at end of
period                                $1.46    $1.25    $1.48    $1.37    $1.29    $1.28    $1.19    $1.03      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                             12,135    9,859    9,662    7,421    5,961    4,666    2,419      148      --      --
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at
beginning of period                   $0.86    $1.03    $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of
period                                $1.03    $0.86    $1.03       --       --       --       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              5,029    5,867    4,227       --       --       --       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/30/2002)
Accumulation unit value at
beginning of period                   $1.09    $1.34    $1.36    $1.34    $1.20    $1.14    $0.97    $1.00      --      --
Accumulation unit value at end of
period                                $1.36    $1.09    $1.34    $1.36    $1.34    $1.20    $1.14    $0.97      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 48      119      129      129      131      133      147        7      --      --
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at
beginning of period                   $0.72    $1.19    $1.29    $1.13    $1.08    $0.99    $0.79    $0.98   $1.07   $1.00
Accumulation unit value at end of
period                                $0.92    $0.72    $1.19    $1.29    $1.13    $1.08    $0.99    $0.79   $0.98   $1.07
Number of accumulation units
outstanding at end of period (000
omitted)                                894    1,007    1,194    1,394    1,667    1,729    1,701    1,879   1,109      17
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (05/21/2002)
Accumulation unit value at
beginning of period                   $0.95    $1.72    $1.61    $1.28    $1.15    $1.01    $0.79    $1.00      --      --
Accumulation unit value at end of
period                                $1.17    $0.95    $1.72    $1.61    $1.28    $1.15    $1.01    $0.79      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              1,638    1,779    1,798    1,863    2,006    2,012    1,723      544      --      --
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES (05/30/2000)
(PREVIOUSLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES)
Accumulation unit value at
beginning of period                   $0.61    $1.08    $0.97    $0.78    $0.67    $0.60    $0.45    $0.53   $0.76   $1.00
Accumulation unit value at end of
period                                $0.84    $0.61    $1.08    $0.97    $0.78    $0.67    $0.60    $0.45   $0.53   $0.76
Number of accumulation units
outstanding at end of period (000
omitted)                                617      726    1,126    1,094    1,129    1,200    1,252    1,444   1,359     155
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (05/21/2002)
Accumulation unit value at
beginning of period                   $0.72    $1.19    $1.20    $1.10    $1.06    $1.00    $0.81    $1.00      --      --
Accumulation unit value at end of
period                                $0.95    $0.72    $1.19    $1.20    $1.10    $1.06    $1.00    $0.81      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 40       65       63      154      154      164      173        7      --      --
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at
beginning of period                   $0.75    $1.25    $1.45    $1.25    $1.19    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $0.97    $0.75    $1.25    $1.45    $1.25    $1.19       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 42       43       38      593       10        5       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at
beginning of period                   $0.40    $0.75    $0.73    $0.70    $0.63    $0.54    $0.41    $0.60   $0.92   $1.00
Accumulation unit value at end of
period                                $0.55    $0.40    $0.75    $0.73    $0.70    $0.63    $0.54    $0.41   $0.60   $0.92
Number of accumulation units
outstanding at end of period (000
omitted)                                916    1,168    1,636    1,914    2,053    2,468    3,036    3,391   7,086     487
------------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at
beginning of period                   $0.60    $0.99    $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of
period                                $0.78    $0.60    $0.99       --       --       --       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                             11,693    5,197    2,876       --       --       --       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at
beginning of period                   $0.81    $1.30    $1.25    $1.09    $1.10    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $1.10    $0.81    $1.30    $1.25    $1.09    $1.10       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 --       --       --       --       --       --       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------



 74    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                   2009     2008     2007     2006     2005     2004     2003     2002     2001    2000
------------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (05/21/2002)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at
beginning of period                   $0.99    $1.47    $1.57    $1.32    $1.27    $1.07    $0.79    $1.00      --      --
Accumulation unit value at end of
period                                $1.34    $0.99    $1.47    $1.57    $1.32    $1.27    $1.07    $0.79      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              3,369    3,781    3,994    3,796    3,634    1,986      384       45      --      --
------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (05/30/2000)
Accumulation unit value at
beginning of period                   $0.76    $1.10    $1.10    $0.98    $0.95    $0.88    $0.74    $0.86   $0.98   $1.00
Accumulation unit value at end of
period                                $0.94    $0.76    $1.10    $1.10    $0.98    $0.95    $0.88    $0.74   $0.86   $0.98
Number of accumulation units
outstanding at end of period (000
omitted)                                471      480      542      510      363      418      407      300     200       3
------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (05/30/2000)
Accumulation unit value at
beginning of period                   $1.13    $1.12    $1.08    $1.05    $1.03    $1.04    $1.05    $1.05   $1.03   $1.00
Accumulation unit value at end of
period                                $1.11    $1.13    $1.12    $1.08    $1.05    $1.03    $1.04    $1.05   $1.05   $1.03
Number of accumulation units
outstanding at end of period (000
omitted)                              6,194    6,137    4,642    2,008    2,189    2,285    2,810    3,130   3,857     618
------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (05/21/2002)
Accumulation unit value at
beginning of period                   $1.10    $1.19    $1.15    $1.11    $1.10    $1.07    $1.04    $1.00      --      --
Accumulation unit value at end of
period                                $1.24    $1.10    $1.19    $1.15    $1.11    $1.10    $1.07    $1.04      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                             15,484   12,661   11,071    6,085    2,772    3,020    1,965      309      --      --
------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (05/21/2002)
Accumulation unit value at
beginning of period                   $1.05    $1.79    $1.68    $1.42    $1.27    $1.09    $0.78    $1.00      --      --
Accumulation unit value at end of
period                                $1.32    $1.05    $1.79    $1.68    $1.42    $1.27    $1.09    $0.78      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                             13,466   11,204    7,901    6,948    4,025    1,215    1,143      309      --      --
------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at
beginning of period                   $0.73    $1.28    $1.26    $1.10    $1.05    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $0.89    $0.73    $1.28    $1.26    $1.10    $1.05       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              5,682    5,925    5,808    6,860    5,948    4,432       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at
beginning of period                   $1.08    $1.09    $1.03    $1.00       --       --       --       --      --      --
Accumulation unit value at end of
period                                $1.14    $1.08    $1.09    $1.03       --       --       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                             10,704    5,104    4,932    2,956       --       --       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at
beginning of period                   $0.90    $1.22    $1.22    $1.11    $1.09    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $1.37    $0.90    $1.22    $1.22    $1.11    $1.09       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                730      843      994    1,113      518      102       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at
beginning of period                   $0.97    $1.21    $1.19    $1.12    $1.10    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $1.36    $0.97    $1.21    $1.19    $1.12    $1.10       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              6,247    3,307    2,559      956       --       --       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (08/30/2002)
Accumulation unit value at
beginning of period                   $0.87    $1.59    $1.42    $1.44    $1.32    $1.23    $1.02    $1.00      --      --
Accumulation unit value at end of
period                                $1.40    $0.87    $1.59    $1.42    $1.44    $1.32    $1.23    $1.02      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                237      340      314      382      409      323       20       --      --      --
------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at
beginning of period                   $0.54    $1.00    $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of
period                                $0.75    $0.54    $1.00       --       --       --       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  4       --       --       --       --       --       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (05/30/2000)
Accumulation unit value at
beginning of period                   $0.63    $1.02    $0.98    $0.86    $0.84    $0.77    $0.61    $0.80   $0.92   $1.00
Accumulation unit value at end of
period                                $0.78    $0.63    $1.02    $0.98    $0.86    $0.84    $0.77    $0.61   $0.80   $0.92
Number of accumulation units
outstanding at end of period (000
omitted)                              3,531    3,765    4,619    5,376    5,706    5,760    6,015    4,960   1,756     110
------------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    75

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                   2009     2008     2007     2006     2005     2004     2003     2002     2001    2000
------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (05/30/2000)
Accumulation unit value at
beginning of period                   $1.19    $1.24    $1.19    $1.16    $1.16    $1.16    $1.16    $1.11   $1.06   $1.00
Accumulation unit value at end of
period                                $1.24    $1.19    $1.24    $1.19    $1.16    $1.16    $1.16    $1.16   $1.11   $1.06
Number of accumulation units
outstanding at end of period (000
omitted)                              4,529    3,958    4,033    4,040    5,626    6,160    7,749    5,451   1,321      34
------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (05/21/2002)
Accumulation unit value at
beginning of period                   $0.68    $1.24    $1.22    $1.11    $1.04    $0.97    $0.81    $1.00      --      --
Accumulation unit value at end of
period                                $0.92    $0.68    $1.24    $1.22    $1.11    $1.04    $0.97    $0.81      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                430    1,333    1,032       20       21       24       64       --      --      --
------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at
beginning of period                   $0.78    $1.31    $1.34    $1.14    $1.10    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $0.97    $0.78    $1.31    $1.34    $1.14    $1.10       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 14       14       13       13       15        4       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (CLASS 3) (05/30/2000)
Accumulation unit value at
beginning of period                   $0.87    $1.44    $1.52    $1.38    $1.34    $1.14    $0.78    $0.96   $1.04   $1.00
Accumulation unit value at end of
period                                $1.20    $0.87    $1.44    $1.52    $1.38    $1.34    $1.14    $0.78   $0.96   $1.04
Number of accumulation units
outstanding at end of period (000
omitted)                                118      128      163      228      270      221      214      161      57      --
------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (04/30/2004)
Accumulation unit value at
beginning of period                   $1.27    $2.78    $2.04    $1.55    $1.17    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $2.18    $1.27    $2.78    $2.04    $1.55    $1.17       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              2,446    3,101    1,980    2,202    1,977    1,018       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at
beginning of period                   $1.03    $1.75    $1.57    $1.28    $1.14    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $1.29    $1.03    $1.75    $1.57    $1.28    $1.14       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  3        2       --       --       --       --       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at
beginning of period                   $1.05    $1.66    $1.72    $1.51    $1.47    $1.26    $0.98    $1.00      --      --
Accumulation unit value at end of
period                                $1.33    $1.05    $1.66    $1.72    $1.51    $1.47    $1.26    $0.98      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                             10,570   11,265   10,527   11,133    8,835    4,515      914      169      --      --
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at
beginning of period                   $1.14    $1.71    $1.69    $1.48    $1.36    $1.21    $0.96    $1.00      --      --
Accumulation unit value at end of
period                                $1.40    $1.14    $1.71    $1.69    $1.48    $1.36    $1.21    $0.96      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                372      418      526      527      452      499      282       74      --      --
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at
beginning of period                   $0.47    $0.85    $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of
period                                $0.65    $0.47    $0.85       --       --       --       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              2,024    2,226      817       --       --       --       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at
beginning of period                   $0.59    $1.12    $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of
period                                $0.92    $0.59    $1.12       --       --       --       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 30       18       --       --       --       --       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at
beginning of period                   $1.38    $2.26    $2.76    $2.02    $1.75    $1.30    $0.96    $1.00      --      --
Accumulation unit value at end of
period                                $1.75    $1.38    $2.26    $2.76    $2.02    $1.75    $1.30    $0.96      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 96       88       99      126      118      141       91        1      --      --
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at
beginning of period                   $1.08    $1.76    $2.16    $1.59    $1.38    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $1.36    $1.08    $1.76    $2.16    $1.59    $1.38       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                262      281      300      187      224      147       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------



 76    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                   2009     2008     2007     2006     2005     2004     2003     2002     2001    2000
------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at
beginning of period                   $1.20    $2.24    $1.96    $1.44    $1.20    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $1.78    $1.20    $2.24    $1.96    $1.44    $1.20       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              2,694    3,202    1,898    2,027    1,561      853       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at
beginning of period                   $0.84    $1.40    $1.35    $1.27    $1.16    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $1.17    $0.84    $1.40    $1.35    $1.27    $1.16       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              3,565    3,353    2,936    2,393    1,911      915       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND (04/30/2004)
(PREVIOUSLY WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND)
Accumulation unit value at
beginning of period                   $0.92    $1.32    $1.24    $1.12    $1.08    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $1.05    $0.92    $1.32    $1.24    $1.12    $1.08       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  1        1        1       --       --       --       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at
beginning of period                   $0.83    $1.29    $1.33    $1.10    $1.08    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $1.05    $0.83    $1.29    $1.33    $1.10    $1.08       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 22      363      234       --       --       --       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at
beginning of period                   $0.84    $1.33    $1.32    $1.13    $1.08    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $0.96    $0.84    $1.33    $1.32    $1.13    $1.08       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                640       67       69       68       71       47       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (04/30/2004)
Accumulation unit value at
beginning of period                   $0.89    $1.59    $1.43    $1.20    $1.11    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $0.99    $0.89    $1.59    $1.43    $1.20    $1.11       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 --       --       --       --       --       --       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (04/30/2004)
Accumulation unit value at
beginning of period                   $0.71    $1.18    $1.17    $1.03    $1.06    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $0.95    $0.71    $1.18    $1.17    $1.03    $1.06       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 --       --       --       --       --       --       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (04/30/2004)
Accumulation unit value at
beginning of period                   $0.69    $1.15    $1.09    $1.07    $1.03    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $0.98    $0.69    $1.15    $1.09    $1.07    $1.03       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              1,078      442      477      482      330       43       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND* (04/30/2004)
Accumulation unit value at
beginning of period                   $1.09    $1.08    $1.04    $1.01    $1.00    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $1.07    $1.09    $1.08    $1.04    $1.01    $1.00       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 73       60       24       11        5       --       --       --      --      --
*Wells Fargo Advantage VT Money Market Fund liquidated on April 30, 2010.
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (04/30/2004)
Accumulation unit value at
beginning of period                   $0.88    $1.51    $1.35    $1.11    $1.06    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $1.32    $0.88    $1.51    $1.35    $1.11    $1.06       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 --       --       --       --       --       --       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (04/30/2004)
Accumulation unit value at
beginning of period                   $1.13    $1.12    $1.07    $1.04    $1.03    $1.00       --       --      --      --
Accumulation unit value at end of
period                                $1.25    $1.13    $1.12    $1.07    $1.04    $1.03       --       --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              2,042    2,000    2,881      913      249       65       --       --      --      --
------------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    77

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                   2009     2008     2007     2006     2005     2004     2003    2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (07/31/2002)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                   $0.75    $1.58    $1.58    $1.42    $1.37    $1.25   $0.95   $1.00      --       --
Accumulation unit value at end
of period                             $1.09    $0.75    $1.58    $1.58    $1.42    $1.37   $1.25   $0.95      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                           410      507      677      773      870      898     614      11      --       --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (08/26/1999)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at
beginning of period                   $0.67    $1.18    $1.07    $1.02    $0.95    $0.91   $0.71   $0.95   $1.26    $1.43
Accumulation unit value at end
of period                             $0.80    $0.67    $1.18    $1.07    $1.02    $0.95   $0.91   $0.71   $0.95    $1.26
Number of accumulation units
outstanding at end of period
(000 omitted)                         1,009    1,233    1,646    1,879    2,133    2,822   2,936   3,287   4,269    3,037
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (03/01/2002)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                   $0.74    $1.30    $1.18    $1.13    $1.06    $1.01   $0.79   $1.00      --       --
Accumulation unit value at end
of period                             $0.88    $0.74    $1.30    $1.18    $1.13    $1.06   $1.01   $0.79      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                           584      602      874    1,950      234      212      71      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (09/22/1999)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES)
Accumulation unit value at
beginning of period                   $1.03    $1.97    $1.80    $1.57    $1.45    $1.28   $0.96   $1.23   $1.36    $1.26
Accumulation unit value at end
of period                             $1.45    $1.03    $1.97    $1.80    $1.57    $1.45   $1.28   $0.96   $1.23    $1.36
Number of accumulation units
outstanding at end of period
(000 omitted)                           110      137      240      334      404      610     634     620     592      480
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/30/2002)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                   $1.00    $1.92    $1.76    $1.54    $1.43    $1.25   $0.94   $1.00      --       --
Accumulation unit value at end
of period                             $1.40    $1.00    $1.92    $1.76    $1.54    $1.43   $1.25   $0.94      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                            68       87       98      101      108      109      86      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (10/30/1997)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES I SHARES)
Accumulation unit value at
beginning of period                   $1.06    $1.54    $1.45    $1.26    $1.21    $1.13   $0.92   $1.10   $1.45    $1.72
Accumulation unit value at end
of period                             $1.34    $1.06    $1.54    $1.45    $1.26    $1.21   $1.13   $0.92   $1.10    $1.45
Number of accumulation units
outstanding at end of period
(000 omitted)                         3,385    4,142    5,535    7,315    3,274    4,188   4,903   5,619   6,927    7,597
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                   $0.79    $1.15    $1.08    $1.00       --       --      --      --      --       --
Accumulation unit value at end
of period                             $1.00    $0.79    $1.15    $1.08       --       --      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                             5       10       39        6       --       --      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                   $0.72    $1.03    $1.00       --       --       --      --      --      --       --
Accumulation unit value at end
of period                             $0.91    $0.72    $1.03       --       --       --      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                            --       --       --       --       --       --      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES I SHARES (10/30/1997)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES I SHARES)
Accumulation unit value at
beginning of period                   $1.23    $2.09    $1.85    $1.46    $1.26    $1.03   $0.81   $0.97   $1.29    $1.77
Accumulation unit value at end
of period                             $1.64    $1.23    $2.09    $1.85    $1.46    $1.26   $1.03   $0.81   $0.97    $1.29
Number of accumulation units
outstanding at end of period
(000 omitted)                           773      836    1,067    1,395    1,766    2,223   2,748   2,968   3,616    3,510
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                   $0.61    $1.04    $1.00       --       --       --      --      --      --       --
Accumulation unit value at end
of period                             $0.81    $0.61    $1.04       --       --       --      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                         8,059    3,477    2,234       --       --       --      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------



 78    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                   2009     2008     2007     2006     2005     2004     2003    2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (05/01/2006)
(PREVIOUSLY AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                   $0.79    $1.12    $1.04    $1.00       --       --      --      --      --       --
Accumulation unit value at end
of period                             $1.01    $0.79    $1.12    $1.04       --       --      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                            --       --       --       --       --       --      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at
beginning of period                   $0.82    $1.00       --       --       --       --      --      --      --       --
Accumulation unit value at end
of period                             $1.01    $0.82       --       --       --       --      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                            13       55       --       --       --       --      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (09/22/1999)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at
beginning of period                   $0.45    $0.86    $0.73    $0.68    $0.67    $0.65   $0.46   $0.79   $1.08    $1.40
Accumulation unit value at end
of period                             $0.68    $0.45    $0.86    $0.73    $0.68    $0.67   $0.65   $0.46   $0.79    $1.08
Number of accumulation units
outstanding at end of period
(000 omitted)                           503      570      717      914    1,202    1,283   1,451   1,387   1,958    2,278
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at
beginning of period                   $0.98    $1.68    $1.62    $1.41    $1.36    $1.24   $0.95   $1.00      --       --
Accumulation unit value at end
of period                             $1.16    $0.98    $1.68    $1.62    $1.41    $1.36   $1.24   $0.95      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                           208      358      387      427      407      363     215       2      --       --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO (CLASS B) (09/22/1999)
Accumulation unit value at
beginning of period                   $1.25    $1.35    $1.31    $1.29    $1.28    $1.25   $1.23   $1.16   $1.09    $1.00
Accumulation unit value at end
of period                             $1.45    $1.25    $1.35    $1.31    $1.29    $1.28   $1.25   $1.23   $1.16    $1.09
Number of accumulation units
outstanding at end of period
(000 omitted)                           473      704      888    1,058    1,149    1,347   1,392   1,554   1,282      743
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at
beginning of period                   $0.88    $1.91    $1.83    $1.38    $1.20    $1.00      --      --      --       --
Accumulation unit value at end
of period                             $1.17    $0.88    $1.91    $1.83    $1.38    $1.20      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                         4,304    5,706    3,754    3,031    2,056      303      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (09/22/1999)
Accumulation unit value at
beginning of period                   $0.51    $0.87    $0.77    $0.79    $0.70    $0.65   $0.54   $0.79   $0.96    $1.17
Accumulation unit value at end
of period                             $0.69    $0.51    $0.87    $0.77    $0.79    $0.70   $0.65   $0.54   $0.79    $0.96
Number of accumulation units
outstanding at end of period
(000 omitted)                         1,081    1,186    1,619    1,808    2,130    2,021   2,140   2,312   2,574    3,368
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INCOME & GROWTH, CLASS I (10/05/1998)
Accumulation unit value at
beginning of period                   $0.99    $1.54    $1.56    $1.35    $1.31    $1.18   $0.92   $1.16   $1.28    $1.46
Accumulation unit value at end
of period                             $1.15    $0.99    $1.54    $1.56    $1.35    $1.31   $1.18   $0.92   $1.16    $1.28
Number of accumulation units
outstanding at end of period
(000 omitted)                           424      555      747      962    1,390    1,530   1,720   1,915   2,134    2,294
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at
beginning of period                   $1.11    $1.14    $1.06    $1.06    $1.05    $1.00      --      --      --       --
Accumulation unit value at end
of period                             $1.20    $1.11    $1.14    $1.06    $1.06    $1.05      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                         2,188    2,112    3,349    3,584    3,417      474      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (05/01/2006)
Accumulation unit value at
beginning of period                   $0.68    $1.26    $1.08    $1.00       --       --      --      --      --       --
Accumulation unit value at end
of period                             $0.90    $0.68    $1.26    $1.08       --       --      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                            --       --       --       --       --       --      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at
beginning of period                   $0.67    $0.90    $1.00       --       --       --      --      --      --       --
Accumulation unit value at end
of period                             $0.86    $0.67    $0.90       --       --       --      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                            16       18       --       --       --       --      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (05/01/2006)
Accumulation unit value at
beginning of period                   $0.66    $1.15    $0.96    $1.00       --       --      --      --      --       --
Accumulation unit value at end
of period                             $0.88    $0.66    $1.15    $0.96       --       --      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                            --       --       --    1,477       --       --      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    79

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                   2009     2008     2007     2006     2005     2004     2003    2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (10/05/1998)
Accumulation unit value at
beginning of period                   $1.44    $1.99    $2.13    $1.82    $1.76    $1.56   $1.23   $1.42   $1.28    $1.10
Accumulation unit value at end
of period                             $1.70    $1.44    $1.99    $2.13    $1.82    $1.76   $1.56   $1.23   $1.42    $1.28
Number of accumulation units
outstanding at end of period
(000 omitted)                           373      456      588      816    1,092    1,163   1,280   1,440   1,719    1,929
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at
beginning of period                   $0.89    $1.23    $1.32    $1.13    $1.09    $1.00      --      --      --       --
Accumulation unit value at end
of period                             $1.05    $0.89    $1.23    $1.32    $1.13    $1.09      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                            13       13       12       13       13        5      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at
beginning of period                   $0.79    $1.07    $1.07    $1.00       --       --      --      --      --       --
Accumulation unit value at end
of period                             $1.13    $0.79    $1.07    $1.07       --       --      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                            24        4        4      551       --       --      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at
beginning of period                   $0.67    $1.12    $1.00       --       --       --      --      --      --       --
Accumulation unit value at end
of period                             $0.84    $0.67    $1.12       --       --       --      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                        10,019    7,564    5,188       --       --       --      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at
beginning of period                   $0.58    $1.14    $1.00       --       --       --      --      --      --       --
Accumulation unit value at end
of period                             $0.79    $0.58    $1.14       --       --       --      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                            27       --       --       --       --       --      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at
beginning of period                   $0.70    $0.99    $1.03    $1.00       --       --      --      --      --       --
Accumulation unit value at end
of period                             $0.87    $0.70    $0.99    $1.03       --       --      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                         7,188    5,290    4,395       --       --       --      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at
beginning of period                   $0.72    $1.10    $1.00       --       --       --      --      --      --       --
Accumulation unit value at end
of period                             $0.85    $0.72    $1.10       --       --       --      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                            41       24        7       --       --       --      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - U.S. EQUITY FLEX I PORTFOLIO* (10/02/2009)
Accumulation unit value at
beginning of period                   $1.00       --       --       --       --       --      --      --      --       --
Accumulation unit value at end
of period                             $1.08       --       --       --       --       --      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                            29       --       --       --       --       --      --      --      --       --
*Credit Suisse Trust - U.S. Equity Flex III Portfolio reorganized into Credit Suisse Trust - U.S. Equity Flex I Portfolio on
Oct. 2, 2009.
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at
beginning of period                   $0.58    $0.98    $0.98    $1.00       --       --      --      --      --       --
Accumulation unit value at end
of period                             $0.77    $0.58    $0.98    $0.98       --       --      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                            --       --       --       --       --       --      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at
beginning of period                   $0.71    $1.22    $1.08    $1.05    $1.03    $1.00      --      --      --       --
Accumulation unit value at end
of period                             $1.09    $0.71    $1.22    $1.08    $1.05    $1.03      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                           387      477      517    1,235      542       80      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (08/26/1999)
Accumulation unit value at
beginning of period                   $0.57    $0.88    $0.83    $0.77    $0.75    $0.72   $0.58   $0.82   $1.08    $1.23
Accumulation unit value at end
of period                             $0.75    $0.57    $0.88    $0.83    $0.77    $0.75   $0.72   $0.58   $0.82    $1.08
Number of accumulation units
outstanding at end of period
(000 omitted)                           201      254      372      374      419      461     433     431     434      423
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at
beginning of period                   $0.88    $1.27    $1.21    $1.06    $1.03    $1.00      --      --      --       --
Accumulation unit value at end
of period                             $1.06    $0.88    $1.27    $1.21    $1.06    $1.03      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                            58       58       58       58       58       33      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------



 80    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                   2009     2008     2007     2006     2005     2004     2003    2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at
beginning of period                   $0.62    $1.09    $1.00       --       --       --      --      --      --       --
Accumulation unit value at end
of period                             $0.76    $0.62    $1.09       --       --       --      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                            --       --       --       --       --       --      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at
beginning of period                   $0.67    $1.09    $1.06    $1.00       --       --      --      --      --       --
Accumulation unit value at end
of period                             $0.87    $0.67    $1.09    $1.06       --       --      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                            --       --       --       --       --       --      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at
beginning of period                   $0.71    $0.98    $1.00       --       --       --      --      --      --       --
Accumulation unit value at end
of period                             $1.01    $0.71    $0.98       --       --       --      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                         4,120    3,241    2,619       --       --       --      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                   $0.92    $1.16    $1.12    $1.09    $1.08    $1.06   $1.04   $1.00      --       --
Accumulation unit value at end
of period                             $0.98    $0.92    $1.16    $1.12    $1.09    $1.08   $1.06   $1.04      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                         1,283    1,539    2,185    2,483    2,472    2,284   1,363     106      --       --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND - CLASS 2* (07/31/2002)
Accumulation unit value at
beginning of period                   $0.75    $1.40    $1.33    $1.23    $1.19    $1.14   $1.00   $1.00      --       --
Accumulation unit value at end
of period                             $1.03    $0.75    $1.40    $1.33    $1.23    $1.19   $1.14   $1.00      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                            75       77      114      115      114      103      76      --      --       --
*Evergreen VA Diversified Capital Builder Fund - Class 2 liquidated on April 30, 2010.
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2* (07/31/2002)
Accumulation unit value at
beginning of period                   $0.96    $1.38    $1.35    $1.29    $1.33    $1.24   $1.08   $1.00      --       --
Accumulation unit value at end
of period                             $1.25    $0.96    $1.38    $1.35    $1.29    $1.33   $1.24   $1.08      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                           769    1,033    1,996    2,405    2,518    2,479     927       4      --       --
*Evergreen VA Diversified Income Builder Fund - Class 2 liquidated on April 30, 2010.
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (08/30/2002)
Accumulation unit value at
beginning of period                   $1.10    $1.67    $1.57    $1.41    $1.32    $1.23   $0.96   $1.00      --       --
Accumulation unit value at end
of period                             $1.48    $1.10    $1.67    $1.57    $1.41    $1.32   $1.23   $0.96      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                           490      550      770      872    1,000      624     458      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                   $1.09    $1.89    $1.73    $1.58    $1.51    $1.35   $0.99   $1.00      --       --
Accumulation unit value at end
of period                             $1.50    $1.09    $1.89    $1.73    $1.58    $1.51   $1.35   $0.99      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                           146      167      230      250      267      205     138       4      --       --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2* (07/31/2002)
Accumulation unit value at
beginning of period                   $1.02    $1.39    $1.38    $1.29    $1.29    $1.21   $1.04   $1.00      --       --
Accumulation unit value at end
of period                             $1.52    $1.02    $1.39    $1.38    $1.29    $1.29   $1.21   $1.04      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                           559      508      665      708      763      952     751     103      --       --
*Evergreen VA High Income Fund - Class 2 liquidated on April 30, 2010.
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                   $1.27    $2.20    $1.95    $1.61    $1.41    $1.20   $0.93   $1.00      --       --
Accumulation unit value at end
of period                             $1.44    $1.27    $2.20    $1.95    $1.61    $1.41   $1.20   $0.93      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                           434      491      679      717      623      663     493      12      --       --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                   $1.17    $1.64    $1.49    $1.43    $1.40    $1.33   $0.96   $1.00      --       --
Accumulation unit value at end
of period                             $1.66    $1.17    $1.64    $1.49    $1.43    $1.40   $1.33   $0.96      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                           276      333      464      531      573      580     441      13      --       --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                   $1.15    $1.70    $1.87    $1.57    $1.44    $1.21   $0.95   $1.00      --       --
Accumulation unit value at end
of period                             $1.47    $1.15    $1.70    $1.87    $1.57    $1.44   $1.21   $0.95      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                           623      690    1,130    1,328    1,360    1,273     460       7      --       --
-----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    81

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                   2009     2008     2007     2006     2005     2004     2003    2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at
beginning of period                   $0.87    $1.34    $1.25    $1.14    $1.10    $1.06   $0.91   $1.00      --       --
Accumulation unit value at end
of period                             $1.19    $0.87    $1.34    $1.25    $1.14    $1.10   $1.06   $0.91      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                            40      105      178       81       56       46      13      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (08/30/2002)
Accumulation unit value at
beginning of period                   $1.15    $2.03    $1.76    $1.60    $1.39    $1.23   $0.97   $1.00      --       --
Accumulation unit value at end
of period                             $1.54    $1.15    $2.03    $1.76    $1.60    $1.39   $1.23   $0.97      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                         5,125    8,294    9,083   10,127    5,827    3,099   1,289       8      --       --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at
beginning of period                   $0.87    $1.50    $1.43    $1.27    $1.07    $1.07   $0.87   $0.95   $1.00       --
Accumulation unit value at end
of period                             $1.16    $0.87    $1.50    $1.43    $1.27    $1.07   $1.07   $0.87   $0.95       --
Number of accumulation units
outstanding at end of period
(000 omitted)                            73       59      103       95       91       75      59       7       1       --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (09/22/1999)
Accumulation unit value at
beginning of period                   $0.70    $1.22    $1.11    $0.99    $0.94    $0.90   $0.74   $0.90   $1.00    $1.05
Accumulation unit value at end
of period                             $0.88    $0.70    $1.22    $1.11    $0.99    $0.94   $0.90   $0.74   $0.90    $1.00
Number of accumulation units
outstanding at end of period
(000 omitted)                           702      889    1,172    1,351    1,630    1,820   1,884   1,684   1,678    1,383
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at
beginning of period                   $0.79    $1.38    $1.25    $1.12    $1.06    $1.02   $0.85   $1.00      --       --
Accumulation unit value at end
of period                             $0.99    $0.79    $1.38    $1.25    $1.12    $1.06   $1.02   $0.85      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                            67       67      155      294      312      299       1      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at
beginning of period                   $0.69    $1.32    $1.06    $1.01    $0.97    $0.95   $0.73   $1.00      --       --
Accumulation unit value at end
of period                             $0.87    $0.69    $1.32    $1.06    $1.01    $0.97   $0.95   $0.73      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                           260      292      726      815      744      882     256      14      --       --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at
beginning of period                   $1.03    $1.40    $1.38    $1.26    $1.25    $1.16   $0.93   $0.91   $1.00       --
Accumulation unit value at end
of period                             $1.46    $1.03    $1.40    $1.38    $1.26    $1.25   $1.16   $0.93   $0.91       --
Number of accumulation units
outstanding at end of period
(000 omitted)                           126      167      212      221      208      190     108      24       3       --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at
beginning of period                   $1.01    $1.07    $1.04    $1.00       --       --      --      --      --       --
Accumulation unit value at end
of period                             $1.15    $1.01    $1.07    $1.04       --       --      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                         5,166    4,823    4,731      150       --       --      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (09/22/1999)
Accumulation unit value at
beginning of period                   $2.05    $3.44    $3.02    $2.72    $2.33    $1.90   $1.39   $1.56   $1.64    $1.24
Accumulation unit value at end
of period                             $2.83    $2.05    $3.44    $3.02    $2.72    $2.33   $1.90   $1.39   $1.56    $1.64
Number of accumulation units
outstanding at end of period
(000 omitted)                           594      687    1,049    1,401    1,747    1,964   2,236   2,384   2,142    2,714
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at
beginning of period                   $1.38    $2.32    $2.04    $1.84    $1.58    $1.29   $0.94   $1.06   $1.00       --
Accumulation unit value at end
of period                             $1.90    $1.38    $2.32    $2.04    $1.84    $1.58   $1.29   $0.94   $1.06       --
Number of accumulation units
outstanding at end of period
(000 omitted)                         2,608    3,630    3,308    3,045    2,336    1,901   1,151     250      94       --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (09/22/1999)
Accumulation unit value at
beginning of period                   $0.83    $1.49    $1.29    $1.11    $0.95    $0.85   $0.60   $0.76   $0.98    $1.23
Accumulation unit value at end
of period                             $1.03    $0.83    $1.49    $1.29    $1.11    $0.95   $0.85   $0.60   $0.76    $0.98
Number of accumulation units
outstanding at end of period
(000 omitted)                           197      237      372      482      465      499     510     568     529      516
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at
beginning of period                   $1.42    $2.57    $2.22    $1.91    $1.63    $1.46   $1.00      --      --       --
Accumulation unit value at end
of period                             $1.77    $1.42    $2.57    $2.22    $1.91    $1.63   $1.46      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                           855      968      947    1,091      906      193       1      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/22/1999)
Accumulation unit value at
beginning of period                   $1.38    $2.43    $3.11    $2.61    $2.34    $1.80   $1.34   $1.33   $1.25    $0.97
Accumulation unit value at end
of period                             $1.62    $1.38    $2.43    $3.11    $2.61    $2.34   $1.80   $1.34   $1.33    $1.25
Number of accumulation units
outstanding at end of period
(000 omitted)                           433      475      605      706      734      760     676     542     325      202
-----------------------------------------------------------------------------------------------------------------------------



 82    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                   2009     2008     2007     2006     2005     2004     2003    2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at
beginning of period                   $1.17    $1.69    $1.65    $1.41    $1.41    $1.26   $0.97   $0.99   $0.99    $1.00
Accumulation unit value at end
of period                             $1.56    $1.17    $1.69    $1.65    $1.41    $1.41   $1.26   $0.97   $0.99    $0.99
Number of accumulation units
outstanding at end of period
(000 omitted)                           767      778    1,317    1,595    1,286    1,054     597     224     101       34
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at
beginning of period                   $0.74    $1.03    $1.07    $1.00       --       --      --      --      --       --
Accumulation unit value at end
of period                             $0.86    $0.74    $1.03    $1.07       --       --      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                            --        5        5        6       --       --      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at
beginning of period                   $1.10    $1.66    $1.73    $1.50    $1.40    $1.14   $0.88   $1.00      --       --
Accumulation unit value at end
of period                             $1.40    $1.10    $1.66    $1.73    $1.50    $1.40   $1.14   $0.88      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                           253      474      771      847      873      749     442      55      --       --
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at
beginning of period                   $0.36    $0.64    $0.59    $0.55    $0.53    $0.48   $0.36   $0.51   $0.61    $1.00
Accumulation unit value at end
of period                             $0.52    $0.36    $0.64    $0.59    $0.55    $0.53   $0.48   $0.36   $0.51    $0.61
Number of accumulation units
outstanding at end of period
(000 omitted)                           898    1,034    1,786    2,054    2,089    2,279   1,928     967     723      260
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (09/22/1999)
Accumulation unit value at
beginning of period                   $1.18    $1.91    $1.87    $1.60    $1.47    $1.32   $1.07   $1.23   $1.17    $1.05
Accumulation unit value at end
of period                             $1.47    $1.18    $1.91    $1.87    $1.60    $1.47   $1.32   $1.07   $1.23    $1.17
Number of accumulation units
outstanding at end of period
(000 omitted)                         4,141    5,501    9,245   10,913   11,340   11,643   4,692     966     546      170
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at
beginning of period                   $1.11    $1.89    $1.66    $1.39    $1.28    $1.09   $0.84   $1.00      --       --
Accumulation unit value at end
of period                             $1.50    $1.11    $1.89    $1.66    $1.39    $1.28   $1.09   $0.84      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                           595      936    1,425    1,562    1,549    1,200   1,018     286      --       --
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at
beginning of period                   $1.42    $1.35    $1.24    $1.11    $1.16    $1.00      --      --      --       --
Accumulation unit value at end
of period                             $1.66    $1.42    $1.35    $1.24    $1.11    $1.16      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                         4,488    4,555    5,432    3,551    1,290      196      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at
beginning of period                   $0.63    $1.11    $1.10    $1.00       --       --      --      --      --       --
Accumulation unit value at end
of period                             $0.82    $0.63    $1.11    $1.10       --       --      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                            52       59       18        6       --       --      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND - INSTITUTIONAL SHARES (09/22/1999)
(PREVIOUSLY GOLDMAN SACHS VIT CAPITAL GROWTH FUND - INSTITUTIONAL SHARES)
Accumulation unit value at
beginning of period                   $0.59    $1.02    $0.94    $0.88    $0.87    $0.81   $0.66   $0.88   $1.05    $1.16
Accumulation unit value at end
of period                             $0.86    $0.59    $1.02    $0.94    $0.88    $0.87   $0.81   $0.66   $0.88    $1.05
Number of accumulation units
outstanding at end of period
(000 omitted)                           118      125      212      341      426      462     442     462     626      613
-----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (10/04/1999)
Accumulation unit value at
beginning of period                   $1.66    $2.68    $2.63    $2.30    $2.06    $1.66   $1.31   $1.40   $1.26    $0.98
Accumulation unit value at end
of period                             $2.18    $1.66    $2.68    $2.63    $2.30    $2.06   $1.66   $1.31   $1.40    $1.26
Number of accumulation units
outstanding at end of period
(000 omitted)                         1,840    2,222    2,403    2,113    1,230      591     432     423     280       64
-----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND - INSTITUTIONAL SHARES (09/22/1999)
Accumulation unit value at
beginning of period                   $0.77    $1.44    $1.35    $1.12    $1.00    $0.89   $0.67   $0.83   $1.08    $1.27
Accumulation unit value at end
of period                             $0.97    $0.77    $1.44    $1.35    $1.12    $1.00   $0.89   $0.67   $0.83    $1.08
Number of accumulation units
outstanding at end of period
(000 omitted)                            40       80       83      135      191      137     125     113      84      195
-----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/22/1999)
Accumulation unit value at
beginning of period                   $0.68    $1.10    $1.13    $1.02    $0.97    $0.85   $0.67   $0.87   $1.00    $1.12
Accumulation unit value at end
of period                             $0.82    $0.68    $1.10    $1.13    $1.02    $0.97   $0.85   $0.67   $0.87    $1.00
Number of accumulation units
outstanding at end of period
(000 omitted)                           522      746    1,109    1,487    1,581    1,430   1,449   1,109   1,183    1,247
-----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    83

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                   2009     2008     2007     2006     2005     2004     2003    2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO: INSTITUTIONAL SHARES (10/30/1997)
Accumulation unit value at
beginning of period                   $1.79    $2.15    $1.98    $1.81    $1.70    $1.59   $1.41   $1.53   $1.63    $1.69
Accumulation unit value at end
of period                             $2.22    $1.79    $2.15    $1.98    $1.81    $1.70   $1.59   $1.41   $1.53    $1.63
Number of accumulation units
outstanding at end of period
(000 omitted)                         1,456    1,819    2,498    3,777    5,177    6,202   7,217   8,096   9,901   11,285
-----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (05/02/2000)
Accumulation unit value at
beginning of period                   $0.38    $0.69    $0.58    $0.52    $0.47    $0.39   $0.30   $0.42   $0.70    $1.00
Accumulation unit value at end
of period                             $0.55    $0.38    $0.69    $0.58    $0.52    $0.47   $0.39   $0.30   $0.42    $0.70
Number of accumulation units
outstanding at end of period
(000 omitted)                           516      647      914    1,189    1,293    1,661   1,578   1,833   2,218    1,737
-----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/02/2000)
Accumulation unit value at
beginning of period                   $0.27    $0.49    $0.41    $0.39    $0.35    $0.35   $0.25   $0.42   $0.68    $1.00
Accumulation unit value at end
of period                             $0.42    $0.27    $0.49    $0.41    $0.39    $0.35   $0.35   $0.25   $0.42    $0.68
Number of accumulation units
outstanding at end of period
(000 omitted)                           270      246      411      658      843      717     751     779     878      898
-----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/02/2000)
Accumulation unit value at
beginning of period                   $0.44    $0.74    $0.65    $0.60    $0.58    $0.57   $0.44   $0.61   $0.82    $1.00
Accumulation unit value at end
of period                             $0.59    $0.44    $0.74    $0.65    $0.60    $0.58   $0.57   $0.44   $0.61    $0.82
Number of accumulation units
outstanding at end of period
(000 omitted)                        12,886   12,008    9,966    1,523    1,775    1,862   2,188   2,583   3,385    2,472
-----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (05/02/2000)
Accumulation unit value at
beginning of period                   $0.76    $1.62    $1.29    $0.89    $0.68    $0.58   $0.44   $0.60   $0.80    $1.00
Accumulation unit value at end
of period                             $1.35    $0.76    $1.62    $1.29    $0.89    $0.68   $0.58   $0.44   $0.60    $0.80
Number of accumulation units
outstanding at end of period
(000 omitted)                           397      530      721    1,086    1,039      951   2,119   1,323   1,719    1,304
-----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE PORTFOLIO: INSTITUTIONAL SHARES (10/30/1997)
Accumulation unit value at
beginning of period                   $0.90    $1.64    $1.52    $1.30    $1.25    $1.21   $0.99   $1.34   $1.76    $2.11
Accumulation unit value at end
of period                             $1.22    $0.90    $1.64    $1.52    $1.30    $1.25   $1.21   $0.99   $1.34    $1.76
Number of accumulation units
outstanding at end of period
(000 omitted)                           841      962    1,308    1,907    2,653    3,304   3,909   4,305   5,322    5,746
-----------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO - CLASS 1 SHARES (04/24/2009)
Accumulation unit value at
beginning of period                   $1.00       --       --       --       --       --      --      --      --       --
Accumulation unit value at end
of period                             $1.33       --       --       --       --       --      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                           204       --       --       --       --       --      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (09/22/1999)
Accumulation unit value at
beginning of period                   $0.81    $1.30    $1.19    $0.99    $0.91    $0.80   $0.63   $0.72   $0.96    $1.07
Accumulation unit value at end
of period                             $0.97    $0.81    $1.30    $1.19    $0.99    $0.91   $0.80   $0.63   $0.72    $0.96
Number of accumulation units
outstanding at end of period
(000 omitted)                            42       63      160      148      157      147     133      79      82       62
-----------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT U.S. STRATEGIC EQUITY PORTFOLIO - SERVICE SHARES (09/22/1999)
Accumulation unit value at
beginning of period                   $0.74    $1.17    $1.19    $1.03    $1.01    $0.92   $0.75   $0.91   $1.00    $1.01
Accumulation unit value at end
of period                             $0.93    $0.74    $1.17    $1.19    $1.03    $1.01   $0.92   $0.75   $0.91    $1.00
Number of accumulation units
outstanding at end of period
(000 omitted)                            14       14       94       97      104      127     133     122     168      154
-----------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at
beginning of period                   $0.60    $1.03    $1.00       --       --       --      --      --      --       --
Accumulation unit value at end
of period                             $0.85    $0.60    $1.03       --       --       --      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                            15       10       10       --       --       --      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
LVIP BARON GROWTH OPPORTUNITIES FUND - SERVICE CLASS (09/22/1999)
Accumulation unit value at
beginning of period                   $1.21    $2.01    $1.97    $1.73    $1.70    $1.37   $1.07   $1.27   $1.14    $1.19
Accumulation unit value at end
of period                             $1.65    $1.21    $2.01    $1.97    $1.73    $1.70   $1.37   $1.07   $1.27    $1.14
Number of accumulation units
outstanding at end of period
(000 omitted)                           204      222      288      374      441      480     522     518     617    1,639
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at
beginning of period                   $0.98    $1.57    $1.44    $1.36    $1.32    $1.23   $1.00      --      --       --
Accumulation unit value at end
of period                             $1.34    $0.98    $1.57    $1.44    $1.36    $1.32   $1.23      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                            67       68       85       85      145      214      58      --      --       --
-----------------------------------------------------------------------------------------------------------------------------



 84    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                   2009     2008     2007     2006     2005     2004     2003    2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at
beginning of period                   $0.74    $1.12    $1.03    $0.92    $0.87    $0.79   $0.66   $0.84   $1.02    $1.00
Accumulation unit value at end
of period                             $0.92    $0.74    $1.12    $1.03    $0.92    $0.87   $0.79   $0.66   $0.84    $1.02
Number of accumulation units
outstanding at end of period
(000 omitted)                           195      262      527      652      657      588     505     346     219       67
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at
beginning of period                   $0.88    $1.33    $1.23    $1.11    $1.05    $0.96   $0.80   $1.00      --       --
Accumulation unit value at end
of period                             $1.10    $0.88    $1.33    $1.23    $1.11    $1.05   $0.96   $0.80      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                           112      167      176      200      184      189       5      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (09/22/1999)
Accumulation unit value at
beginning of period                   $0.87    $1.45    $1.44    $1.29    $1.24    $1.18   $0.89   $1.33   $1.42    $1.47
Accumulation unit value at end
of period                             $1.40    $0.87    $1.45    $1.44    $1.29    $1.24   $1.18   $0.89   $1.33    $1.42
Number of accumulation units
outstanding at end of period
(000 omitted)                           512      578      690      956      994    1,044   1,301   1,252   1,506    2,229
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at
beginning of period                   $0.70    $1.18    $1.17    $1.05    $1.01    $0.97   $0.73   $1.00      --       --
Accumulation unit value at end
of period                             $1.13    $0.70    $1.18    $1.17    $1.05    $1.01   $0.97   $0.73      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                            75      113      149      175      203      227     180      20      --       --
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES - INITIAL CLASS (09/22/1999)
Accumulation unit value at
beginning of period                   $0.72    $1.14    $1.02    $0.94    $0.88    $0.77   $0.63   $0.85   $1.09    $1.16
Accumulation unit value at end
of period                             $0.93    $0.72    $1.14    $1.02    $0.94    $0.88   $0.77   $0.63   $0.85    $1.09
Number of accumulation units
outstanding at end of period
(000 omitted)                           445      586      680      888    1,120    1,634   1,404   1,695   1,873    1,902
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at
beginning of period                   $1.02    $1.33    $1.29    $1.17    $1.16    $1.06   $0.93   $1.00      --       --
Accumulation unit value at end
of period                             $1.18    $1.02    $1.33    $1.29    $1.17    $1.16   $1.06   $0.93      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                         1,365    2,120    3,307    3,207    3,304    3,221   1,510      11      --       --
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (09/22/1999)
Accumulation unit value at
beginning of period                   $1.44    $2.34    $1.85    $1.43    $1.24    $0.97   $0.72   $0.95   $1.27    $1.20
Accumulation unit value at end
of period                             $1.89    $1.44    $2.34    $1.85    $1.43    $1.24   $0.97   $0.72   $0.95    $1.27
Number of accumulation units
outstanding at end of period
(000 omitted)                           879      996    1,393    1,751    1,748    1,935   1,996   2,205   2,550    1,939
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at
beginning of period                   $1.67    $2.72    $2.16    $1.67    $1.46    $1.14   $0.85   $1.00      --       --
Accumulation unit value at end
of period                             $2.19    $1.67    $2.72    $2.16    $1.67    $1.46   $1.14   $0.85      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                           100      106      163      161      159       55      38       6      --       --
-----------------------------------------------------------------------------------------------------------------------------
NACM SMALL CAP PORTFOLIO, CLASS I* (10/30/1997)
(PREVIOUSLY NACM SMALL CAP PORTFOLIO)
Accumulation unit value at
beginning of period                   $1.16    $2.02    $2.03    $1.66    $1.68    $1.45   $1.03   $1.33   $1.25    $0.88
Accumulation unit value at end
of period                             $1.32    $1.16    $2.02    $2.03    $1.66    $1.68   $1.45   $1.03   $1.33    $1.25
Number of accumulation units
outstanding at end of period
(000 omitted)                           495      612      851    1,174    1,533    1,781   2,149   2,331   2,776    3,515
*NACM Small Cap Portfolio, Class I liquidated on April 30, 2010.
-----------------------------------------------------------------------------------------------------------------------------
OPCAP MANAGED PORTFOLIO, CLASS I* (02/21/1995)
(PREVIOUSLY OPCAP MANAGED PORTFOLIO)
Accumulation unit value at
beginning of period                   $1.80    $2.59    $2.55    $2.36    $2.28    $2.08   $1.73   $2.12   $2.26    $2.09
Accumulation unit value at end
of period                             $2.21    $1.80    $2.59    $2.55    $2.36    $2.28   $2.08   $1.73   $2.12    $2.26
Number of accumulation units
outstanding at end of period
(000 omitted)                           754      878    1,090    1,404    1,932    2,613   3,074   3,505   4,419    5,334
*OpCap Managed Portfolio, Class I liquidated on April 30, 2010.
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA (10/30/1997)
Accumulation unit value at
beginning of period                   $0.96    $1.79    $1.59    $1.50    $1.44    $1.37   $1.06   $1.47   $1.71    $1.73
Accumulation unit value at end
of period                             $1.37    $0.96    $1.79    $1.59    $1.50    $1.44   $1.37   $1.06   $1.47    $1.71
Number of accumulation units
outstanding at end of period
(000 omitted)                           878    1,062    1,515    2,159    2,982    3,602   4,247   4,574   5,441    6,036
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at
beginning of period                   $0.86    $1.61    $1.44    $1.35    $1.31    $1.25   $0.97   $1.00      --       --
Accumulation unit value at end
of period                             $1.23    $0.86    $1.61    $1.44    $1.35    $1.31   $1.25   $0.97      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                            93      180      289      319      300      302     167      --      --       --
-----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    85

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                   2009     2008     2007     2006     2005     2004     2003    2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA (08/26/1999)
Accumulation unit value at
beginning of period                   $1.33    $2.25    $2.15    $1.85    $1.64    $1.40   $0.99   $1.29   $1.49    $1.44
Accumulation unit value at end
of period                             $1.83    $1.33    $2.25    $2.15    $1.85    $1.64   $1.40   $0.99   $1.29    $1.49
Number of accumulation units
outstanding at end of period
(000 omitted)                            43       63      101      162      166      219     151     154     158      155
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at
beginning of period                   $1.02    $1.74    $1.66    $1.43    $1.28    $1.09   $0.77   $1.00      --       --
Accumulation unit value at end
of period                             $1.40    $1.02    $1.74    $1.66    $1.43    $1.28   $1.09   $0.77      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                           429      566      864      940      833      690     347      12      --       --
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA (10/30/1997)
Accumulation unit value at
beginning of period                   $0.28    $1.33    $1.36    $1.26    $1.24    $1.16   $0.95   $0.98   $0.98    $1.03
Accumulation unit value at end
of period                             $0.35    $0.28    $1.33    $1.36    $1.26    $1.24   $1.16   $0.95   $0.98    $0.98
Number of accumulation units
outstanding at end of period
(000 omitted)                           618      763    1,012    1,307    1,977    2,447   2,742   3,065   3,906    4,453
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at
beginning of period                   $0.29    $1.38    $1.40    $1.30    $1.29    $1.21   $1.00      --      --       --
Accumulation unit value at end
of period                             $0.36    $0.29    $1.38    $1.40    $1.30    $1.29   $1.21      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                           672      399      507      521      486      491     449      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA (08/26/1999)
Accumulation unit value at
beginning of period                   $0.70    $1.16    $1.13    $0.99    $0.95    $0.88   $0.71   $0.88   $0.99    $1.10
Accumulation unit value at end
of period                             $0.89    $0.70    $1.16    $1.13    $0.99    $0.95   $0.88   $0.71   $0.88    $0.99
Number of accumulation units
outstanding at end of period
(000 omitted)                           144      195      285      404      449      560     465     538     591      680
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (07/31/2002)
Accumulation unit value at
beginning of period                   $1.16    $1.89    $1.95    $1.72    $1.59    $1.35   $0.95   $1.00      --       --
Accumulation unit value at end
of period                             $1.56    $1.16    $1.89    $1.95    $1.72    $1.59   $1.35   $0.95      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                           191      210      307      330      355      322     247       4      --       --
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (08/26/1999)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA)
Accumulation unit value at
beginning of period                   $1.41    $1.66    $1.54    $1.45    $1.43    $1.34   $1.15   $1.08   $1.05    $1.04
Accumulation unit value at end
of period                             $1.65    $1.41    $1.66    $1.54    $1.45    $1.43   $1.34   $1.15   $1.08    $1.05
Number of accumulation units
outstanding at end of period
(000 omitted)                            47      120      186      269      276      275     247     268     238      268
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (05/01/2002)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at
beginning of period                   $1.24    $1.47    $1.36    $1.29    $1.27    $1.19   $1.03   $1.00      --       --
Accumulation unit value at end
of period                             $1.45    $1.24    $1.47    $1.36    $1.29    $1.27   $1.19   $1.03      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                         9,304    8,701    9,868    6,464    4,642    2,922   1,544      10      --       --
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at
beginning of period                   $0.86    $1.03    $1.00       --       --       --      --      --      --       --
Accumulation unit value at end
of period                             $1.03    $0.86    $1.03       --       --       --      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                         4,498    6,698    6,219       --       --       --      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IA SHARES (02/21/1995)
Accumulation unit value at
beginning of period                   $1.29    $1.90    $1.85    $1.76    $1.73    $1.60   $1.35   $1.29   $1.26    $1.27
Accumulation unit value at end
of period                             $1.97    $1.29    $1.90    $1.85    $1.76    $1.73   $1.60   $1.35   $1.29    $1.26
Number of accumulation units
outstanding at end of period
(000 omitted)                           688      832    1,101    1,459    2,144    2,899   3,536   4,181   5,433    6,502
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB SHARES (10/05/1998)
Accumulation unit value at
beginning of period                   $1.00    $1.47    $1.43    $1.37    $1.34    $1.25   $1.06   $1.01   $0.99    $1.01
Accumulation unit value at end
of period                             $1.54    $1.00    $1.47    $1.43    $1.37    $1.34   $1.25   $1.06   $1.01    $0.99
Number of accumulation units
outstanding at end of period
(000 omitted)                           498      646      999    1,382    1,973    2,283   2,512   2,872   3,528    4,032
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND - CLASS IA SHARES (06/10/1997)
Accumulation unit value at
beginning of period                   $0.84    $1.56    $1.44    $1.18    $1.10    $0.98   $0.77   $1.00   $1.44    $2.08
Accumulation unit value at end
of period                             $1.08    $0.84    $1.56    $1.44    $1.18    $1.10   $0.98   $0.77   $1.00    $1.44
Number of accumulation units
outstanding at end of period
(000 omitted)                           384      422      572      786    1,148    1,504   1,853   2,036   2,188    1,852
-----------------------------------------------------------------------------------------------------------------------------



 86    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                   2009     2008     2007     2006     2005     2004     2003    2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (05/01/2002)
Accumulation unit value at
beginning of period                   $0.94    $1.14    $1.17    $1.15    $1.03    $0.98   $0.84   $1.00      --       --
Accumulation unit value at end
of period                             $1.16    $0.94    $1.14    $1.17    $1.15    $1.03   $0.98   $0.84      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                           120      136      185      196      167      147      87      12      --       --
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IA SHARES (02/21/1995)
Accumulation unit value at
beginning of period                   $1.57    $2.59    $2.79    $2.43    $2.34    $2.13   $1.69   $2.11   $2.28    $2.14
Accumulation unit value at end
of period                             $2.01    $1.57    $2.59    $2.79    $2.43    $2.34   $2.13   $1.69   $2.11    $2.28
Number of accumulation units
outstanding at end of period
(000 omitted)                         1,361    1,504    1,940    2,471    3,345    4,457   5,362   6,087   7,387    8,782
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (10/05/1998)
Accumulation unit value at
beginning of period                   $0.85    $1.40    $1.51    $1.32    $1.28    $1.16   $0.93   $1.16   $1.26    $1.18
Accumulation unit value at end
of period                             $1.09    $0.85    $1.40    $1.51    $1.32    $1.28   $1.16   $0.93   $1.16    $1.26
Number of accumulation units
outstanding at end of period
(000 omitted)                         1,414    1,861    2,565    3,460    4,185    4,645   5,239   5,706   6,280    6,616
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND - CLASS IA SHARES (02/21/1995)
Accumulation unit value at
beginning of period                   $1.42    $1.95    $1.91    $1.75    $1.72    $1.57   $1.26   $1.28   $1.25    $1.38
Accumulation unit value at end
of period                             $2.11    $1.42    $1.95    $1.91    $1.75    $1.72   $1.57   $1.26   $1.28    $1.25
Number of accumulation units
outstanding at end of period
(000 omitted)                           305      394      499      651      870    1,300   1,564   1,898   2,714    3,230
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND - CLASS IB SHARES (10/05/1998)
Accumulation unit value at
beginning of period                   $1.06    $1.45    $1.43    $1.31    $1.29    $1.19   $0.95   $0.97   $0.95    $1.05
Accumulation unit value at end
of period                             $1.57    $1.06    $1.45    $1.43    $1.31    $1.29   $1.19   $0.95   $0.97    $0.95
Number of accumulation units
outstanding at end of period
(000 omitted)                           255      379      517      677      974    1,139   1,246   1,409   1,726    1,912
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at
beginning of period                   $0.90    $1.20    $1.16    $1.12    $1.11    $1.08   $1.05   $1.00      --       --
Accumulation unit value at end
of period                             $1.30    $0.90    $1.20    $1.16    $1.12    $1.11   $1.08   $1.05      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                            --       17      126       77       45       45      82       7      --       --
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (09/22/1999)
Accumulation unit value at
beginning of period                   $0.90    $1.63    $1.53    $1.21    $1.10    $0.96   $0.76   $0.93   $1.19    $1.33
Accumulation unit value at end
of period                             $1.11    $0.90    $1.63    $1.53    $1.21    $1.10   $0.96   $0.76   $0.93    $1.19
Number of accumulation units
outstanding at end of period
(000 omitted)                         1,363    1,487    1,885    2,110    2,185    2,258   2,177   1,856   1,775    2,192
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE FUND - CLASS IB SHARES (08/26/1999)
(PREVIOUSLY VT PUTNAM INTERNATIONAL GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at
beginning of period                   $0.92    $1.73    $1.64    $1.31    $1.16    $0.97   $0.72   $0.84   $1.08    $1.08
Accumulation unit value at end
of period                             $1.15    $0.92    $1.73    $1.64    $1.31    $1.16   $0.97   $0.72   $0.84    $1.08
Number of accumulation units
outstanding at end of period
(000 omitted)                             4        4        4        8        8        7       7      42      55      174
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES (09/22/1999)
(PREVIOUSLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES)
Accumulation unit value at
beginning of period                   $0.75    $1.32    $1.18    $0.95    $0.81    $0.73   $0.55   $0.65   $0.93    $1.53
Accumulation unit value at end
of period                             $1.02    $0.75    $1.32    $1.18    $0.95    $0.81   $0.73   $0.55   $0.65    $0.93
Number of accumulation units
outstanding at end of period
(000 omitted)                           163      210      274      347      461      485   1,788     762   3,607      847
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA SHARES (02/21/1995)
Accumulation unit value at
beginning of period                   $1.37    $2.27    $2.17    $2.02    $1.86    $1.70   $1.30   $1.89   $2.74    $3.76
Accumulation unit value at end
of period                             $1.79    $1.37    $2.27    $2.17    $2.02    $1.86   $1.70   $1.30   $1.89    $2.74
Number of accumulation units
outstanding at end of period
(000 omitted)                           940    1,071    1,280    1,595    2,187    2,928   3,442   4,079   4,835    5,123
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at
beginning of period                   $0.92    $1.52    $1.53    $1.39    $1.35    $1.27   $1.00      --      --       --
Accumulation unit value at end
of period                             $1.21    $0.92    $1.52    $1.53    $1.39    $1.35   $1.27      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                             3        3        3        3        3        3       3      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at
beginning of period                   $0.74    $1.25    $1.45    $1.25    $1.19    $1.00      --      --      --       --
Accumulation unit value at end
of period                             $0.97    $0.74    $1.25    $1.45    $1.25    $1.19      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                            14       14       54      946       27        4      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    87

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                   2009     2008     2007     2006     2005     2004     2003    2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (08/26/1999)
Accumulation unit value at
beginning of period                   $0.61    $1.14    $1.11    $1.07    $0.96    $0.82   $0.63   $0.92   $1.40    $1.48
Accumulation unit value at end
of period                             $0.83    $0.61    $1.14    $1.11    $1.07    $0.96   $0.82   $0.63   $0.92    $1.40
Number of accumulation units
outstanding at end of period
(000 omitted)                           467      576      709      822      851      922     951     888     782      403
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND - CLASS IA SHARES (06/10/1997)
Accumulation unit value at
beginning of period                   $0.92    $1.47    $1.41    $1.36    $1.30    $1.25   $1.01   $1.39   $1.82    $2.21
Accumulation unit value at end
of period                             $1.49    $0.92    $1.47    $1.41    $1.36    $1.30   $1.25   $1.01   $1.39    $1.82
Number of accumulation units
outstanding at end of period
(000 omitted)                           201      219      287      412      604      747     906   1,025   1,116    1,105
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND - CLASS IB SHARES (10/05/1998)
Accumulation unit value at
beginning of period                   $0.87    $1.40    $1.35    $1.30    $1.24    $1.20   $0.97   $1.34   $1.76    $2.14
Accumulation unit value at end
of period                             $1.41    $0.87    $1.40    $1.35    $1.30    $1.24   $1.20   $0.97   $1.34    $1.76
Number of accumulation units
outstanding at end of period
(000 omitted)                           831    1,004    1,304    1,946    2,658    3,108   3,645   4,080   4,806    5,289
-----------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (09/22/1999)
Accumulation unit value at
beginning of period                   $1.84    $3.28    $3.20    $2.68    $2.44    $2.17   $1.48   $1.72   $1.34    $1.15
Accumulation unit value at end
of period                             $2.86    $1.84    $3.28    $3.20    $2.68    $2.44   $2.17   $1.48   $1.72    $1.34
Number of accumulation units
outstanding at end of period
(000 omitted)                           151      204      286      398      446      505     510     369     267      239
-----------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO, INVESTMENT CLASS (09/22/1999)
Accumulation unit value at
beginning of period                   $2.03    $2.82    $2.92    $2.57    $2.40    $1.95   $1.40   $1.65   $1.38    $1.05
Accumulation unit value at end
of period                             $2.70    $2.03    $2.82    $2.92    $2.57    $2.40   $1.95   $1.40   $1.65    $1.38
Number of accumulation units
outstanding at end of period
(000 omitted)                           214      239      356      450      576      658     735     712     543      188
-----------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at
beginning of period                   $0.60    $0.99    $1.00       --       --       --      --      --      --       --
Accumulation unit value at end
of period                             $0.78    $0.60    $0.99       --       --       --      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                        10,555    6,225    4,468       --       --       --      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at
beginning of period                   $0.81    $1.30    $1.25    $1.09    $1.10    $1.00      --      --      --       --
Accumulation unit value at end
of period                             $1.09    $0.81    $1.30    $1.25    $1.09    $1.10      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                            --       --       --       --       --       --      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (05/01/2002)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at
beginning of period                   $0.99    $1.47    $1.57    $1.33    $1.27    $1.07   $0.79   $1.00      --       --
Accumulation unit value at end
of period                             $1.34    $0.99    $1.47    $1.57    $1.33    $1.27   $1.07   $0.79      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                         1,800    2,045    2,297    2,129    2,323      692     192      35      --       --
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (02/21/1995)
Accumulation unit value at
beginning of period                   $1.55    $2.24    $2.24    $1.98    $1.93    $1.79   $1.51   $1.76   $1.99    $2.07
Accumulation unit value at end
of period                             $1.90    $1.55    $2.24    $2.24    $1.98    $1.93   $1.79   $1.51   $1.76    $1.99
Number of accumulation units
outstanding at end of period
(000 omitted)                         1,036    1,249    1,756    2,335    3,221    4,136   5,043   5,336   6,404    6,779
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (02/21/1995)
Accumulation unit value at
beginning of period                   $1.35    $1.34    $1.29    $1.26    $1.24    $1.25   $1.26   $1.26   $1.24    $1.18
Accumulation unit value at end
of period                             $1.33    $1.35    $1.34    $1.29    $1.26    $1.24   $1.25   $1.26   $1.26    $1.24
Number of accumulation units
outstanding at end of period
(000 omitted)                         4,417    4,753    3,976    3,923    6,630    7,059   5,254   8,572   8,409    4,421
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (02/21/1995)
Accumulation unit value at
beginning of period                   $1.61    $1.75    $1.68    $1.63    $1.62    $1.58   $1.53   $1.47   $1.38    $1.33
Accumulation unit value at end
of period                             $1.82    $1.61    $1.75    $1.68    $1.63    $1.62   $1.58   $1.53   $1.47    $1.38
Number of accumulation units
outstanding at end of period
(000 omitted)                         9,757   10,453   12,248    8,733    8,279    9,515   7,119   7,272   8,923    9,498
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (05/02/2000)
Accumulation unit value at
beginning of period                   $1.08    $1.84    $1.72    $1.46    $1.31    $1.12   $0.80   $1.01   $1.00    $1.00
Accumulation unit value at end
of period                             $1.36    $1.08    $1.84    $1.72    $1.46    $1.31   $1.12   $0.80   $1.01    $1.00
Number of accumulation units
outstanding at end of period
(000 omitted)                           303      421      523      522      532      451     276     182     147       16
-----------------------------------------------------------------------------------------------------------------------------



 88    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                   2009     2008     2007     2006     2005     2004     2003    2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/03/2000)
Accumulation unit value at
beginning of period                   $1.16    $1.98    $1.86    $1.58    $1.41    $1.21   $0.87   $1.09   $1.08    $1.00
Accumulation unit value at end
of period                             $1.46    $1.16    $1.98    $1.86    $1.58    $1.41   $1.21   $0.87   $1.09    $1.08
Number of accumulation units
outstanding at end of period
(000 omitted)                         9,137    8,505    6,387    5,210    2,698    1,026     605     238     115        7
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (02/21/1995)
Accumulation unit value at
beginning of period                   $1.08    $1.89    $1.86    $1.64    $1.56    $1.50   $1.18   $1.53   $1.89    $2.33
Accumulation unit value at end
of period                             $1.32    $1.08    $1.89    $1.86    $1.64    $1.56   $1.50   $1.18   $1.53    $1.89
Number of accumulation units
outstanding at end of period
(000 omitted)                         3,447    3,843    4,871    5,898    4,590    4,708   4,663   5,116   6,019    6,358
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at
beginning of period                   $1.08    $1.09    $1.03    $1.00       --       --      --      --      --       --
Accumulation unit value at end
of period                             $1.14    $1.08    $1.09    $1.03       --       --      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                         8,475    4,590    5,249    4,355       --       --      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (08/26/1999)
Accumulation unit value at
beginning of period                   $0.96    $1.30    $1.30    $1.19    $1.16    $1.05   $0.85   $0.93   $0.90    $1.00
Accumulation unit value at end
of period                             $1.46    $0.96    $1.30    $1.30    $1.19    $1.16   $1.05   $0.85   $0.93    $0.90
Number of accumulation units
outstanding at end of period
(000 omitted)                         1,627    2,018    3,017    4,475    3,380    3,074   2,699   2,403   5,449      556
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at
beginning of period                   $0.85    $1.06    $1.05    $1.00       --       --      --      --      --       --
Accumulation unit value at end
of period                             $1.19    $0.85    $1.06    $1.05       --       --      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                         5,971    3,980    3,766      782       --       --      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (08/30/2002)
Accumulation unit value at
beginning of period                   $0.86    $1.59    $1.41    $1.44    $1.32    $1.23   $1.02   $1.00      --       --
Accumulation unit value at end
of period                             $1.39    $0.86    $1.59    $1.41    $1.44    $1.32   $1.23   $1.02      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                         1,184    1,418    1,722    2,222      377      159      29      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at
beginning of period                   $0.54    $1.00    $1.00       --       --       --      --      --      --       --
Accumulation unit value at end
of period                             $0.75    $0.54    $1.00       --       --       --      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                            --       --       --       --       --       --      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (01/29/2003)
Accumulation unit value at
beginning of period                   $1.06    $1.71    $1.65    $1.45    $1.41    $1.29   $1.00      --      --       --
Accumulation unit value at end
of period                             $1.31    $1.06    $1.71    $1.65    $1.45    $1.41   $1.29      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                           106      116      193      219      241      223     175      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (05/02/2000)
Accumulation unit value at
beginning of period                   $1.18    $1.23    $1.19    $1.16    $1.16    $1.16   $1.16   $1.11   $1.06    $1.00
Accumulation unit value at end
of period                             $1.23    $1.18    $1.23    $1.19    $1.16    $1.16   $1.16   $1.16   $1.11    $1.06
Number of accumulation units
outstanding at end of period
(000 omitted)                           386      453      403      471      469      521     466     520     259       76
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/03/2000)
Accumulation unit value at
beginning of period                   $1.18    $1.23    $1.18    $1.15    $1.15    $1.16   $1.16   $1.11   $1.06    $1.00
Accumulation unit value at end
of period                             $1.23    $1.18    $1.23    $1.18    $1.15    $1.15   $1.16   $1.16   $1.11    $1.06
Number of accumulation units
outstanding at end of period
(000 omitted)                         2,339    2,088    2,176    2,281    2,359    2,330   1,256     248     117       39
-----------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (05/02/2000)
Accumulation unit value at
beginning of period                   $0.31    $0.56    $0.55    $0.50    $0.47    $0.44   $0.37   $0.50   $0.74    $1.00
Accumulation unit value at end
of period                             $0.41    $0.31    $0.56    $0.55    $0.50    $0.47   $0.44   $0.37   $0.50    $0.74
Number of accumulation units
outstanding at end of period
(000 omitted)                           308    1,533    1,159      411      413      471     499     270     228      200
-----------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at
beginning of period                   $0.64    $1.08    $1.10    $1.00       --       --      --      --      --       --
Accumulation unit value at end
of period                             $0.80    $0.64    $1.08    $1.10       --       --      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                            --       --       --       --       --       --      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (CLASS 3) (05/02/2000)
Accumulation unit value at
beginning of period                   $0.83    $1.36    $1.44    $1.31    $1.27    $1.09   $0.74   $0.91   $0.99    $1.00
Accumulation unit value at end
of period                             $1.14    $0.83    $1.36    $1.44    $1.31    $1.27   $1.09   $0.74   $0.91    $0.99
Number of accumulation units
outstanding at end of period
(000 omitted)                            55       80       76       83       85       89     178      69      66       20
-----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    89

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                   2009     2008     2007     2006     2005     2004     2003    2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (CLASS 3) (03/03/2000)
Accumulation unit value at
beginning of period                   $0.75    $1.24    $1.31    $1.19    $1.15    $0.99   $0.68   $0.83   $0.90    $1.00
Accumulation unit value at end
of period                             $1.03    $0.75    $1.24    $1.31    $1.19    $1.15   $0.99   $0.68   $0.83    $0.90
Number of accumulation units
outstanding at end of period
(000 omitted)                           168      175      215      290      323      274     197     173      89       16
-----------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (04/30/2004)
Accumulation unit value at
beginning of period                   $1.27    $2.78    $2.04    $1.55    $1.17    $1.00      --      --      --       --
Accumulation unit value at end
of period                             $2.18    $1.27    $2.78    $2.04    $1.55    $1.17      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                         1,632    2,462    1,621    1,522    1,033      198      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (02/21/1995)
Accumulation unit value at
beginning of period                   $1.15    $1.96    $1.76    $1.44    $1.28    $1.11   $0.88   $1.09   $1.55    $2.09
Accumulation unit value at end
of period                             $1.45    $1.15    $1.96    $1.76    $1.44    $1.28   $1.11   $0.88   $1.09    $1.55
Number of accumulation units
outstanding at end of period
(000 omitted)                           570      676      832    1,048    1,332    1,736   2,080   2,254   2,733    2,637
-----------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (05/02/2000)
Accumulation unit value at
beginning of period                   $1.42    $2.56    $2.72    $2.39    $2.11    $1.79   $1.27   $1.44   $1.29    $1.00
Accumulation unit value at end
of period                             $2.04    $1.42    $2.56    $2.72    $2.39    $2.11   $1.79   $1.27   $1.44    $1.29
Number of accumulation units
outstanding at end of period
(000 omitted)                           129      203      332      481      577      705     786     539     557       63
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at
beginning of period                   $1.05    $1.66    $1.72    $1.50    $1.46    $1.26   $0.98   $1.00      --       --
Accumulation unit value at end
of period                             $1.33    $1.05    $1.66    $1.72    $1.50    $1.46   $1.26   $0.98      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                         5,001    6,104    5,949    6,248    3,864    1,094     458      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at
beginning of period                   $1.14    $1.70    $1.69    $1.47    $1.36    $1.21   $0.96   $1.00      --       --
Accumulation unit value at end
of period                             $1.39    $1.14    $1.70    $1.69    $1.47    $1.36   $1.21   $0.96      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                           170      180      435      454      439      458     215      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at
beginning of period                   $0.47    $0.85    $1.00       --       --       --      --      --      --       --
Accumulation unit value at end
of period                             $0.65    $0.47    $0.85       --       --       --      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                         1,824    2,687    1,243       --       --       --      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at
beginning of period                   $0.59    $1.12    $1.00       --       --       --      --      --      --       --
Accumulation unit value at end
of period                             $0.91    $0.59    $1.12       --       --       --      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                            --       --       --       --       --       --      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at
beginning of period                   $1.38    $2.25    $2.75    $2.02    $1.75    $1.30   $0.96   $1.00      --       --
Accumulation unit value at end
of period                             $1.74    $1.38    $2.25    $2.75    $2.02    $1.75   $1.30   $0.96      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                            66       99      111      141      136      149      28       1      --       --
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at
beginning of period                   $0.61    $1.00    $1.23    $1.00       --       --      --      --      --       --
Accumulation unit value at end
of period                             $0.78    $0.61    $1.00    $1.23       --       --      --      --      --       --
Number of accumulation units
outstanding at end of period
(000 omitted)                            --       --       --        9       --       --      --      --      --       --
-----------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/22/1999)
Accumulation unit value at
beginning of period                   $1.33    $2.49    $2.17    $1.60    $1.34    $1.04   $0.71   $0.83   $1.07    $1.51
Accumulation unit value at end
of period                             $1.97    $1.33    $2.49    $2.17    $1.60    $1.34   $1.04   $0.71   $0.83    $1.07
Number of accumulation units
outstanding at end of period
(000 omitted)                         1,491    2,249    1,387      742      484      439   2,509     479     523      431
-----------------------------------------------------------------------------------------------------------------------------
WANGER USA (09/22/1999)
Accumulation unit value at
beginning of period                   $1.12    $1.88    $1.81    $1.70    $1.55    $1.33   $0.94   $1.15   $1.04    $1.15
Accumulation unit value at end
of period                             $1.57    $1.12    $1.88    $1.81    $1.70    $1.55   $1.33   $0.94   $1.15    $1.04
Number of accumulation units
outstanding at end of period
(000 omitted)                         2,050    2,146    1,967    1,384    1,171      455     382     351     268      231
-----------------------------------------------------------------------------------------------------------------------------



 90    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                   2009     2008     2007     2006     2005     2004     2003    2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND (03/03/2000)
(PREVIOUSLY WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND)
Accumulation unit value at
beginning of period                   $0.86    $1.23    $1.15    $1.04    $1.01    $0.94   $0.78   $0.90   $0.99    $1.00
Accumulation unit value at end
of period                             $0.98    $0.86    $1.23    $1.15    $1.04    $1.01   $0.94   $0.78   $0.90    $0.99
Number of accumulation units
outstanding at end of period
(000 omitted)                           989    1,141    1,532    1,765    1,736    1,457   1,313   1,043     580      201
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (03/03/2000)
Accumulation unit value at
beginning of period                   $0.78    $1.22    $1.25    $1.04    $1.02    $0.93   $0.75   $1.01   $1.09    $1.00
Accumulation unit value at end
of period                             $0.99    $0.78    $1.22    $1.25    $1.04    $1.02   $0.93   $0.75   $1.01    $1.09
Number of accumulation units
outstanding at end of period
(000 omitted)                            80      370      305      171      148      155     156     158     119       14
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (03/03/2000)
Accumulation unit value at
beginning of period                   $0.88    $1.41    $1.39    $1.19    $1.14    $1.04   $0.84   $1.05   $1.13    $1.00
Accumulation unit value at end
of period                             $1.01    $0.88    $1.41    $1.39    $1.19    $1.14   $1.04   $0.84   $1.05    $1.13
Number of accumulation units
outstanding at end of period
(000 omitted)                         1,566    1,247    1,750    1,970    2,186    1,526   1,128     922     553      180
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (07/03/2000)
Accumulation unit value at
beginning of period                   $0.63    $1.12    $1.01    $0.85    $0.78    $0.72   $0.56   $0.73   $0.89    $1.00
Accumulation unit value at end
of period                             $0.69    $0.63    $1.12    $1.01    $0.85    $0.78   $0.72   $0.56   $0.73    $0.89
Number of accumulation units
outstanding at end of period
(000 omitted)                           166      167      253      240      203      177     116      89      60       --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (03/03/2000)
Accumulation unit value at
beginning of period                   $0.44    $0.73    $0.73    $0.64    $0.66    $0.62   $0.51   $0.69   $0.87    $1.00
Accumulation unit value at end
of period                             $0.59    $0.44    $0.73    $0.73    $0.64    $0.66   $0.62   $0.51   $0.69    $0.87
Number of accumulation units
outstanding at end of period
(000 omitted)                           231      235      252      250      299      306     285     233     190      151
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (03/03/2000)
Accumulation unit value at
beginning of period                   $0.45    $0.74    $0.70    $0.69    $0.67    $0.65   $0.53   $0.74   $0.95    $1.00
Accumulation unit value at end
of period                             $0.63    $0.45    $0.74    $0.70    $0.69    $0.67   $0.65   $0.53   $0.74    $0.95
Number of accumulation units
outstanding at end of period
(000 omitted)                         6,517    6,852    7,311    8,064    7,601    2,854   2,456   2,281   2,046      887
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND* (03/03/2000)
Accumulation unit value at
beginning of period                   $1.12    $1.11    $1.07    $1.04    $1.03    $1.04   $1.05   $1.05   $1.03    $1.00
Accumulation unit value at end
of period                             $1.11    $1.12    $1.11    $1.07    $1.04    $1.03   $1.04   $1.05   $1.05    $1.03
Number of accumulation units
outstanding at end of period
(000 omitted)                           829      875      456      480      755      718     616     596     712      309
*Wells Fargo Advantage VT Money Market Fund liquidated on April 30, 2010.
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (03/03/2000)
Accumulation unit value at
beginning of period                   $0.33    $0.57    $0.50    $0.42    $0.40    $0.35   $0.25   $0.42   $0.56    $1.00
Accumulation unit value at end
of period                             $0.49    $0.33    $0.57    $0.50    $0.42    $0.40   $0.35   $0.25   $0.42    $0.56
Number of accumulation units
outstanding at end of period
(000 omitted)                           586      966      992    1,281    1,363    1,351   1,424   1,243   1,146      278
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (03/03/2000)
Accumulation unit value at
beginning of period                   $1.43    $1.42    $1.35    $1.32    $1.31    $1.28   $1.19   $1.12   $1.06    $1.00
Accumulation unit value at end
of period                             $1.58    $1.43    $1.42    $1.35    $1.32    $1.31   $1.28   $1.19   $1.12    $1.06
Number of accumulation units
outstanding at end of period
(000 omitted)                         2,406    2,685    3,965    5,543    2,193      622     225     167     155       54
-----------------------------------------------------------------------------------------------------------------------------




VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                  2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (11/06/2003)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                  $0.64    $1.35    $1.35    $1.22    $1.17    $1.07    $1.00       --       --      --
Accumulation unit value at end of
period                               $0.93    $0.64    $1.35    $1.35    $1.22    $1.17    $1.07       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                             1,562    1,691    1,576    1,684    1,876    1,178      149       --       --      --
------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (03/03/2000)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at
beginning of period                  $0.40    $0.70    $0.64    $0.61    $0.57    $0.54    $0.42    $0.57    $0.75   $1.00
Accumulation unit value at end of
period                               $0.48    $0.40    $0.70    $0.64    $0.61    $0.57    $0.54    $0.42    $0.57   $0.75
Number of accumulation units
outstanding at end of period (000
omitted)                             1,332    1,488    1,955    2,306    2,975    3,549    3,859    3,888    4,485   2,561
------------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    91

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                  2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/06/2003)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                  $0.75    $1.33    $1.21    $1.16    $1.08    $1.03    $1.00       --       --      --
Accumulation unit value at end of
period                               $0.90    $0.75    $1.33    $1.21    $1.16    $1.08    $1.03       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                63       62       62       40       10       38       22       --       --      --
------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/06/2003)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                  $0.83    $1.58    $1.45    $1.27    $1.18    $1.04    $1.00       --       --      --
Accumulation unit value at end of
period                               $1.16    $0.83    $1.58    $1.45    $1.27    $1.18    $1.04       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               108      114      108      108       89       87       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES I SHARES)
Accumulation unit value at
beginning of period                  $0.79    $1.15    $1.08    $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                               $1.00    $0.79    $1.15    $1.08       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                             1,792    2,117    2,483    3,296       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                  $0.79    $1.15    $1.08    $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                               $0.99    $0.79    $1.15    $1.08       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                23       26       17       17       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                  $0.72    $1.03    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                               $0.91    $0.72    $1.03       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                14       --       --       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                  $0.61    $1.04    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                               $0.81    $0.61    $1.04       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                            15,819    5,951    3,303       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                  $0.94    $1.34    $1.25    $1.14    $1.08    $1.00       --       --       --      --
Accumulation unit value at end of
period                               $1.21    $0.94    $1.34    $1.25    $1.14    $1.08       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               206      229      285      322      357      141       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at
beginning of period                  $0.82    $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of
period                               $1.01    $0.82       --       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                43       67       --       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/06/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at
beginning of period                  $0.69    $1.34    $1.13    $1.06    $1.04    $1.00    $1.00       --       --      --
Accumulation unit value at end of
period                               $1.05    $0.69    $1.34    $1.13    $1.06    $1.04    $1.00       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               126      108      110      112      113      114        5       --       --      --
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at
beginning of period                  $0.85    $1.45    $1.40    $1.21    $1.18    $1.07    $1.00       --       --      --
Accumulation unit value at end of
period                               $1.00    $0.85    $1.45    $1.40    $1.21    $1.18    $1.07       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               201      210      226      247      256      243       23       --       --      --
------------------------------------------------------------------------------------------------------------------------------



 92    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                  2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at
beginning of period                  $0.88    $1.91    $1.83    $1.38    $1.20    $1.00       --       --       --      --
Accumulation unit value at end of
period                               $1.16    $0.88    $1.91    $1.83    $1.38    $1.20       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                             6,541    7,308    4,293    2,708    1,766      209       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at
beginning of period                  $0.81    $1.36    $1.21    $1.24    $1.09    $1.02    $1.00       --       --      --
Accumulation unit value at end of
period                               $1.09    $0.81    $1.36    $1.21    $1.24    $1.09    $1.02       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               102      107       82       91       92       59        1       --       --      --
------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at
beginning of period                  $1.10    $1.14    $1.06    $1.05    $1.05    $1.00       --       --       --      --
Accumulation unit value at end of
period                               $1.20    $1.10    $1.14    $1.06    $1.05    $1.05       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                             2,371    2,313    3,777    4,080    3,512      509       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at
beginning of period                  $0.97    $1.78    $1.54    $1.25    $1.12    $1.00       --       --       --      --
Accumulation unit value at end of
period                               $1.28    $0.97    $1.78    $1.54    $1.25    $1.12       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                10       25       25       20        7        7       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at
beginning of period                  $0.67    $0.90    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                               $0.86    $0.67    $0.90       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                --       --       --       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at
beginning of period                  $0.70    $1.21    $1.02    $1.07    $1.06    $1.00       --       --       --      --
Accumulation unit value at end of
period                               $0.92    $0.70    $1.21    $1.02    $1.07    $1.06       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                             2,924    3,189    3,364    7,580    3,015      376       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at
beginning of period                  $0.89    $1.23    $1.32    $1.13    $1.09    $1.00       --       --       --      --
Accumulation unit value at end of
period                               $1.05    $0.89    $1.23    $1.32    $1.13    $1.09       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                33        2        1       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at
beginning of period                  $0.79    $1.07    $1.07    $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                               $1.13    $0.79    $1.07    $1.07       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               834    1,009    1,242    2,212       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at
beginning of period                  $0.67    $1.12    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                               $0.84    $0.67    $1.12       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                            20,058   11,908    7,074       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at
beginning of period                  $0.58    $1.14    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                               $0.78    $0.58    $1.14       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                20       25       --       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at
beginning of period                  $0.97    $1.37    $1.43    $1.22    $1.17    $1.00       --       --       --      --
Accumulation unit value at end of
period                               $1.20    $0.97    $1.37    $1.43    $1.22    $1.17       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                            10,188    6,327    4,714        4       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at
beginning of period                  $0.72    $1.10    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                               $0.85    $0.72    $1.10       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                22        1       --       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    93

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                  2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at
beginning of period                  $0.76    $1.29    $1.29    $1.22    $1.13    $1.00       --       --       --      --
Accumulation unit value at end of
period                               $1.01    $0.76    $1.29    $1.29    $1.22    $1.13       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                11       11       13       15       17       10       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at
beginning of period                  $0.70    $1.22    $1.08    $1.05    $1.03    $1.00       --       --       --      --
Accumulation unit value at end of
period                               $1.09    $0.70    $1.22    $1.08    $1.05    $1.03       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               599      748      769    1,668      735       99       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2000)
Accumulation unit value at
beginning of period                  $0.47    $0.73    $0.69    $0.64    $0.63    $0.60    $0.48    $0.69    $0.90   $1.00
Accumulation unit value at end of
period                               $0.62    $0.47    $0.73    $0.69    $0.64    $0.63    $0.60    $0.48    $0.69   $0.90
Number of accumulation units
outstanding at end of period (000
omitted)                               381      466      587      674      879    1,127    1,117    1,131    1,356   1,009
------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at
beginning of period                  $0.88    $1.27    $1.21    $1.05    $1.03    $1.00       --       --       --      --
Accumulation unit value at end of
period                               $1.06    $0.88    $1.27    $1.21    $1.05    $1.03       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                14       14       14       14       14       13       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at
beginning of period                  $0.62    $1.09    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                               $0.76    $0.62    $1.09       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                57       26       --       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at
beginning of period                  $0.96    $1.55    $1.52    $1.26    $1.14    $1.00       --       --       --      --
Accumulation unit value at end of
period                               $1.23    $0.96    $1.55    $1.52    $1.26    $1.14       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 2        8        8        4       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at
beginning of period                  $0.71    $0.98    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                               $1.00    $0.71    $0.98       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                             7,675    4,506    3,095       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (11/06/2003)
Accumulation unit value at
beginning of period                  $0.87    $1.10    $1.07    $1.04    $1.03    $1.01    $1.00       --       --      --
Accumulation unit value at end of
period                               $0.93    $0.87    $1.10    $1.07    $1.04    $1.03    $1.01       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               647      688    1,042    1,075    1,104    1,100      498       --       --      --
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND - CLASS 2* (11/06/2003)
Accumulation unit value at
beginning of period                  $0.68    $1.27    $1.21    $1.12    $1.08    $1.03    $1.00       --       --      --
Accumulation unit value at end of
period                               $0.94    $0.68    $1.27    $1.21    $1.12    $1.08    $1.03       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 9        9       14       10       14       21       21       --       --      --
*Evergreen VA Diversified Capital Builder Fund - Class 2 liquidated on April 30, 2010.
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2* (11/06/2003)
Accumulation unit value at
beginning of period                  $0.79    $1.14    $1.12    $1.08    $1.10    $1.03    $1.00       --       --      --
Accumulation unit value at end of
period                               $1.04    $0.79    $1.14    $1.12    $1.08    $1.10    $1.03       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               523      555      665      688      692      670      246       --       --      --
*Evergreen VA Diversified Income Builder Fund - Class 2 liquidated on April 30, 2010.
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (11/06/2003)
Accumulation unit value at
beginning of period                  $0.95    $1.44    $1.35    $1.22    $1.14    $1.06    $1.00       --       --      --
Accumulation unit value at end of
period                               $1.27    $0.95    $1.44    $1.35    $1.22    $1.14    $1.06       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               719      760      871      936    1,032      652      148       --       --      --
------------------------------------------------------------------------------------------------------------------------------



 94    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                  2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (11/06/2003)
Accumulation unit value at
beginning of period                  $0.82    $1.41    $1.29    $1.18    $1.13    $1.01    $1.00       --       --      --
Accumulation unit value at end of
period                               $1.12    $0.82    $1.41    $1.29    $1.18    $1.13    $1.01       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               339      344      346      352      390      306       78       --       --      --
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2* (11/06/2003)
Accumulation unit value at
beginning of period                  $0.87    $1.19    $1.17    $1.10    $1.10    $1.03    $1.00       --       --      --
Accumulation unit value at end of
period                               $1.29    $0.87    $1.19    $1.17    $1.10    $1.10    $1.03       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               458      487      509      519      535      531      253       --       --      --
*Evergreen VA High Income Fund - Class 2 liquidated on April 30, 2010.
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/06/2003)
Accumulation unit value at
beginning of period                  $1.13    $1.97    $1.74    $1.44    $1.26    $1.08    $1.00       --       --      --
Accumulation unit value at end of
period                               $1.29    $1.13    $1.97    $1.74    $1.44    $1.26    $1.08       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               737      677      731      803      897      980      260       --       --      --
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (11/06/2003)
Accumulation unit value at
beginning of period                  $0.90    $1.26    $1.14    $1.10    $1.07    $1.02    $1.00       --       --      --
Accumulation unit value at end of
period                               $1.27    $0.90    $1.26    $1.14    $1.10    $1.07    $1.02       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               649      721      849      880      936      931      162       --       --      --
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at
beginning of period                  $1.00    $1.48    $1.63    $1.36    $1.25    $1.06    $1.00       --       --      --
Accumulation unit value at end of
period                               $1.27    $1.00    $1.48    $1.63    $1.36    $1.25    $1.06       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               560      554      647      657      732      750      144       --       --      --
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at
beginning of period                  $0.97    $1.72    $1.49    $1.36    $1.18    $1.04    $1.00       --       --      --
Accumulation unit value at end of
period                               $1.30    $0.97    $1.72    $1.49    $1.36    $1.18    $1.04       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                             8,488   13,235   12,095   12,306    6,320    2,509      211       --       --      --
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at
beginning of period                  $0.87    $1.50    $1.42    $1.27    $1.07    $1.07    $0.87    $0.95    $1.00      --
Accumulation unit value at end of
period                               $1.16    $0.87    $1.50    $1.42    $1.27    $1.07    $1.07    $0.87    $0.95      --
Number of accumulation units
outstanding at end of period (000
omitted)                               322      236      280      337      322      342      355      240       66      --
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at
beginning of period                  $0.74    $1.42    $1.14    $1.08    $1.04    $1.03    $1.00       --       --      --
Accumulation unit value at end of
period                               $0.93    $0.74    $1.42    $1.14    $1.08    $1.04    $1.03       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               307      324      356      370      352      303       50       --       --      --
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at
beginning of period                  $1.03    $1.39    $1.38    $1.26    $1.25    $1.16    $0.93    $0.91    $1.00      --
Accumulation unit value at end of
period                               $1.45    $1.03    $1.39    $1.38    $1.26    $1.25    $1.16    $0.93    $0.91      --
Number of accumulation units
outstanding at end of period (000
omitted)                               119      186      268      275      291      375      264      104       58      --
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at
beginning of period                  $1.04    $1.09    $1.07    $1.04    $1.03    $1.00       --       --       --      --
Accumulation unit value at end of
period                               $1.18    $1.04    $1.09    $1.07    $1.04    $1.03       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                            11,682    8,946    9,111    3,611    3,067      321       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at
beginning of period                  $1.38    $2.31    $2.03    $1.83    $1.58    $1.28    $0.94    $1.06    $1.00      --
Accumulation unit value at end of
period                               $1.89    $1.38    $2.31    $2.03    $1.83    $1.58    $1.28    $0.94    $1.06      --
Number of accumulation units
outstanding at end of period (000
omitted)                             4,341    5,011    3,849    3,086    2,479    2,101    1,221      723      367      --
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at
beginning of period                  $1.04    $1.89    $1.64    $1.41    $1.21    $1.08    $1.00       --       --      --
Accumulation unit value at end of
period                               $1.30    $1.04    $1.89    $1.64    $1.41    $1.21    $1.08       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               518      572      558      841      705      311       11       --       --      --
------------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    95

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                  2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at
beginning of period                  $1.29    $2.28    $2.92    $2.46    $2.20    $1.69    $1.26    $1.26    $1.18   $1.00
Accumulation unit value at end of
period                               $1.52    $1.29    $2.28    $2.92    $2.46    $2.20    $1.69    $1.26    $1.26   $1.18
Number of accumulation units
outstanding at end of period (000
omitted)                               359      370      423      464      615      690      675      674      373      72
------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at
beginning of period                  $1.16    $1.68    $1.64    $1.41    $1.41    $1.25    $0.97    $0.99    $0.99   $1.00
Accumulation unit value at end of
period                               $1.56    $1.16    $1.68    $1.64    $1.41    $1.41    $1.25    $0.97    $0.99   $0.99
Number of accumulation units
outstanding at end of period (000
omitted)                             2,165    2,664    3,166    3,383    3,865    4,021    3,071    2,665    2,006     287
------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at
beginning of period                  $0.89    $1.23    $1.29    $1.11    $1.09    $1.00       --       --       --      --
Accumulation unit value at end of
period                               $1.03    $0.89    $1.23    $1.29    $1.11    $1.09       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                13       22       23       21       10       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (05/01/2002)
Accumulation unit value at
beginning of period                  $0.99    $1.50    $1.56    $1.35    $1.26    $1.03    $0.79    $1.00       --      --
Accumulation unit value at end of
period                               $1.26    $0.99    $1.50    $1.56    $1.35    $1.26    $1.03    $0.79       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               493      466      502      558      645      718      269       96       --      --
------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at
beginning of period                  $0.39    $0.69    $0.63    $0.59    $0.57    $0.52    $0.38    $0.55    $0.65   $1.00
Accumulation unit value at end of
period                               $0.55    $0.39    $0.69    $0.63    $0.59    $0.57    $0.52    $0.38    $0.55   $0.65
Number of accumulation units
outstanding at end of period (000
omitted)                             2,168    2,355    2,757    3,378    3,793    4,520    3,979    3,832    3,330   1,583
------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at
beginning of period                  $1.12    $1.81    $1.78    $1.52    $1.40    $1.26    $1.02    $1.17    $1.11   $1.00
Accumulation unit value at end of
period                               $1.40    $1.12    $1.81    $1.78    $1.52    $1.40    $1.26    $1.02    $1.17   $1.11
Number of accumulation units
outstanding at end of period (000
omitted)                             2,595    2,854    3,403    5,058    3,652    3,861    1,702    1,165      691     102
------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at
beginning of period                  $1.08    $1.84    $1.62    $1.35    $1.25    $1.07    $1.00       --       --      --
Accumulation unit value at end of
period                               $1.46    $1.08    $1.84    $1.62    $1.35    $1.25    $1.07       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               552      616      630      661      707      710      100       --       --      --
------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at
beginning of period                  $1.41    $1.35    $1.23    $1.11    $1.16    $1.00       --       --       --      --
Accumulation unit value at end of
period                               $1.65    $1.41    $1.35    $1.23    $1.11    $1.16       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                             7,523    5,803    5,914    3,641    1,249      195       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at
beginning of period                  $0.83    $1.46    $1.45    $1.20    $1.12    $1.00       --       --       --      --
Accumulation unit value at end of
period                               $1.07    $0.83    $1.46    $1.45    $1.20    $1.12       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               211      232      168       19       23       15       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at
beginning of period                  $1.85    $2.98    $2.93    $2.56    $2.30    $1.86    $1.47    $1.56    $1.41   $1.00
Accumulation unit value at end of
period                               $2.43    $1.85    $2.98    $2.93    $2.56    $2.30    $1.86    $1.47    $1.56   $1.41
Number of accumulation units
outstanding at end of period (000
omitted)                             2,893    3,112    3,200    2,732    2,047    1,426    1,312    1,266      982     307
------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at
beginning of period                  $0.62    $1.00    $1.03    $0.93    $0.88    $0.78    $0.61    $0.79    $0.92   $1.00
Accumulation unit value at end of
period                               $0.74    $0.62    $1.00    $1.03    $0.93    $0.88    $0.78    $0.61    $0.79   $0.92
Number of accumulation units
outstanding at end of period (000
omitted)                             1,023    1,018    1,360    1,467    1,568    1,667    1,619    1,894    1,465     633
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at
beginning of period                  $0.63    $1.06    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                               $0.84    $0.63    $1.06       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                            17,145   12,315    8,645       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------



 96    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                  2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
------------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at
beginning of period                  $0.60    $1.03    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                               $0.85    $0.60    $1.03       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                --       --       --       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at
beginning of period                  $0.81    $1.30    $1.19    $1.13    $1.10    $1.02    $1.00       --       --      --
Accumulation unit value at end of
period                               $1.11    $0.81    $1.30    $1.19    $1.13    $1.10    $1.02       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                25       63       56       55       46       86       39       --       --      --
------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at
beginning of period                  $0.73    $1.11    $1.02    $0.92    $0.87    $0.79    $0.66    $0.84    $1.02   $1.00
Accumulation unit value at end of
period                               $0.92    $0.73    $1.11    $1.02    $0.92    $0.87    $0.79    $0.66    $0.84   $1.02
Number of accumulation units
outstanding at end of period (000
omitted)                               779      844      928    1,163    1,425    1,539    1,612    1,500    1,420     385
------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at
beginning of period                  $0.71    $1.19    $1.19    $1.07    $1.03    $0.98    $1.00       --       --      --
Accumulation unit value at end of
period                               $1.14    $0.71    $1.19    $1.19    $1.07    $1.03    $0.98       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                88      104      111      112      109      109       10       --       --      --
------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at
beginning of period                  $1.00    $1.31    $1.28    $1.16    $1.15    $1.05    $1.00       --       --      --
Accumulation unit value at end of
period                               $1.16    $1.00    $1.31    $1.28    $1.16    $1.15    $1.05       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                             1,492    1,568    1,781    1,861    1,916    1,655       80       --       --      --
------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at
beginning of period                  $1.05    $1.71    $1.35    $1.05    $0.91    $0.71    $0.53    $0.69    $0.93   $1.00
Accumulation unit value at end of
period                               $1.38    $1.05    $1.71    $1.35    $1.05    $0.91    $0.71    $0.53    $0.69   $0.93
Number of accumulation units
outstanding at end of period (000
omitted)                             1,001    1,156    1,331    1,628    1,935    2,468    2,887    3,195    4,300   2,083
------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at
beginning of period                  $1.60    $2.60    $2.07    $1.60    $1.40    $1.09    $1.00       --       --      --
Accumulation unit value at end of
period                               $2.09    $1.60    $2.60    $2.07    $1.60    $1.40    $1.09       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                56       49       53       71       68       67       10       --       --      --
------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at
beginning of period                  $0.73    $1.36    $1.21    $1.14    $1.11    $1.05    $1.00       --       --      --
Accumulation unit value at end of
period                               $1.04    $0.73    $1.36    $1.21    $1.14    $1.11    $1.05       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                             2,318    2,536    2,419    2,780    2,447      574       24       --       --      --
------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at
beginning of period                  $1.02    $1.73    $1.66    $1.43    $1.27    $1.09    $0.77    $1.00       --      --
Accumulation unit value at end of
period                               $1.40    $1.02    $1.73    $1.66    $1.43    $1.27    $1.09    $0.77       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               964      930      941      968      903      803      299        6       --      --
------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at
beginning of period                  $0.25    $1.17    $1.19    $1.11    $1.10    $1.03    $1.00       --       --      --
Accumulation unit value at end of
period                               $0.31    $0.25    $1.17    $1.19    $1.11    $1.10    $1.03       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               168      178      261      268      276      300       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at
beginning of period                  $0.88    $1.43    $1.48    $1.31    $1.21    $1.03    $1.00       --       --      --
Accumulation unit value at end of
period                               $1.18    $0.88    $1.43    $1.48    $1.31    $1.21    $1.03       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               389      373      359      380      407      389       72       --       --      --
------------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    97

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                  2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (05/01/2002)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at
beginning of period                  $1.23    $1.46    $1.36    $1.28    $1.27    $1.19    $1.03    $1.00       --      --
Accumulation unit value at end of
period                               $1.44    $1.23    $1.46    $1.36    $1.28    $1.27    $1.19    $1.03       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                            14,510   11,434    9,968    5,557    3,403    1,659      415       83       --      --
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at
beginning of period                  $0.86    $1.03    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                               $1.03    $0.86    $1.03       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                             8,749   10,160    8,295       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (05/01/2002)
Accumulation unit value at
beginning of period                  $0.93    $1.14    $1.17    $1.15    $1.03    $0.98    $0.84    $1.00       --      --
Accumulation unit value at end of
period                               $1.16    $0.93    $1.14    $1.17    $1.15    $1.03    $0.98    $0.84       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               188      228      215      272      259      290      120       30       --      --
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at
beginning of period                  $0.78    $1.29    $1.39    $1.22    $1.17    $1.07    $1.00       --       --      --
Accumulation unit value at end of
period                               $0.99    $0.78    $1.29    $1.39    $1.22    $1.17    $1.07       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                19       21       34       35       37       35       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at
beginning of period                  $0.57    $1.03    $0.96    $0.76    $0.69    $0.60    $0.48    $0.59    $0.75   $1.00
Accumulation unit value at end of
period                               $0.70    $0.57    $1.03    $0.96    $0.76    $0.69    $0.60    $0.48    $0.59   $0.75
Number of accumulation units
outstanding at end of period (000
omitted)                             2,965    3,093    3,625    4,123    4,898    5,780    5,252    5,517    6,094   3,827
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at
beginning of period                  $0.76    $1.26    $1.27    $1.15    $1.12    $1.05    $1.00       --       --      --
Accumulation unit value at end of
period                               $1.00    $0.76    $1.26    $1.27    $1.15    $1.12    $1.05       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                --        2        3        3        5       13       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at
beginning of period                  $0.74    $1.24    $1.45    $1.25    $1.19    $1.00       --       --       --      --
Accumulation unit value at end of
period                               $0.96    $0.74    $1.24    $1.45    $1.25    $1.19       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                17       18       20    1,199        4        4       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at
beginning of period                  $0.32    $0.59    $0.58    $0.56    $0.51    $0.43    $0.33    $0.48    $0.74   $1.00
Accumulation unit value at end of
period                               $0.44    $0.32    $0.59    $0.58    $0.56    $0.51    $0.43    $0.33    $0.48   $0.74
Number of accumulation units
outstanding at end of period (000
omitted)                             1,950    2,147    2,463    3,033    3,669    4,513    4,787    5,352    6,122   3,255
------------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at
beginning of period                  $0.60    $0.99    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                               $0.78    $0.60    $0.99       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                            21,293   10,481    6,624       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at
beginning of period                  $0.81    $1.30    $1.24    $1.09    $1.10    $1.00       --       --       --      --
Accumulation unit value at end of
period                               $1.09    $0.81    $1.30    $1.24    $1.09    $1.10       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                --       --       --       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (05/01/2002)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at
beginning of period                  $0.99    $1.47    $1.57    $1.32    $1.27    $1.07    $0.79    $1.00       --      --
Accumulation unit value at end of
period                               $1.33    $0.99    $1.47    $1.57    $1.32    $1.27    $1.07    $0.79       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                             1,946    2,163    2,437    2,461    2,507      735      158       35       --      --
------------------------------------------------------------------------------------------------------------------------------



 98    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                  2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/06/2003)
Accumulation unit value at
beginning of period                  $1.08    $1.07    $1.03    $1.00    $0.99    $1.00    $1.00       --       --      --
Accumulation unit value at end of
period                               $1.06    $1.08    $1.07    $1.03    $1.00    $0.99    $1.00       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                             5,788    1,365      513      401      106       18       15       --       --      --
------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/06/2003)
Accumulation unit value at
beginning of period                  $1.03    $1.12    $1.08    $1.05    $1.04    $1.01    $1.00       --       --      --
Accumulation unit value at end of
period                               $1.17    $1.03    $1.12    $1.08    $1.05    $1.04    $1.01       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                            22,157   16,780   14,001    8,025    1,298    1,598      146       --       --      --
------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/03/2000)
Accumulation unit value at
beginning of period                  $1.16    $1.98    $1.86    $1.57    $1.41    $1.21    $0.87    $1.09    $1.08   $1.00
Accumulation unit value at end of
period                               $1.46    $1.16    $1.98    $1.86    $1.57    $1.41    $1.21    $0.87    $1.09   $1.08
Number of accumulation units
outstanding at end of period (000
omitted)                            15,601   12,449    8,833    6,769    3,606    1,251      828      608      455      63
------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/03/2000)
Accumulation unit value at
beginning of period                  $0.47    $0.82    $0.81    $0.71    $0.68    $0.65    $0.51    $0.67    $0.83   $1.00
Accumulation unit value at end of
period                               $0.57    $0.47    $0.82    $0.81    $0.71    $0.68    $0.65    $0.51    $0.67   $0.83
Number of accumulation units
outstanding at end of period (000
omitted)                             4,017    4,256    4,540    5,152    3,969    2,410      453      194      218      99
------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at
beginning of period                  $1.08    $1.09    $1.03    $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                               $1.13    $1.08    $1.09    $1.03       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                            15,152    6,045    5,763    4,338       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (03/03/2000)
Accumulation unit value at
beginning of period                  $0.94    $1.27    $1.27    $1.16    $1.13    $1.03    $0.84    $0.91    $0.88   $1.00
Accumulation unit value at end of
period                               $1.42    $0.94    $1.27    $1.27    $1.16    $1.13    $1.03    $0.84    $0.91   $0.88
Number of accumulation units
outstanding at end of period (000
omitted)                               755      746      910    1,056      970      715      521      389      466     217
------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at
beginning of period                  $0.96    $1.20    $1.19    $1.12    $1.10    $1.00       --       --       --      --
Accumulation unit value at end of
period                               $1.35    $0.96    $1.20    $1.19    $1.12    $1.10       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                             9,864    5,119    4,197    1,896       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (11/06/2003)
Accumulation unit value at
beginning of period                  $0.72    $1.32    $1.17    $1.19    $1.10    $1.02    $1.00       --       --      --
Accumulation unit value at end of
period                               $1.15    $0.72    $1.32    $1.17    $1.19    $1.10    $1.02       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                41       31       32       32       29       29       29       --       --      --
------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at
beginning of period                  $0.54    $1.00    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                               $0.75    $0.54    $1.00       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                --       --       --       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/06/2003)
Accumulation unit value at
beginning of period                  $0.86    $1.39    $1.34    $1.18    $1.15    $1.06    $1.00       --       --      --
Accumulation unit value at end of
period                               $1.07    $0.86    $1.39    $1.34    $1.18    $1.15    $1.06       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               327      259      266      256      250      302       59       --       --      --
------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/03/2000)
Accumulation unit value at
beginning of period                  $1.17    $1.22    $1.17    $1.15    $1.15    $1.15    $1.15    $1.10    $1.05   $1.00
Accumulation unit value at end of
period                               $1.22    $1.17    $1.22    $1.17    $1.15    $1.15    $1.15    $1.15    $1.10   $1.05
Number of accumulation units
outstanding at end of period (000
omitted)                             3,618    1,927    1,780    2,023    2,009    2,283    2,513    2,555    1,473     328
------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (11/06/2003)
Accumulation unit value at
beginning of period                  $0.73    $1.33    $1.31    $1.20    $1.12    $1.05    $1.00       --       --      --
Accumulation unit value at end of
period                               $0.99    $0.73    $1.33    $1.31    $1.20    $1.12    $1.05       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 4       72       55        4       --       --       56       --       --      --
------------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    99

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                  2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at
beginning of period                  $0.78    $1.31    $1.33    $1.14    $1.10    $1.00       --       --       --      --
Accumulation unit value at end of
period                               $0.97    $0.78    $1.31    $1.33    $1.14    $1.10       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 9       17       17        9        4        4       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (CLASS 3) (03/03/2000)
Accumulation unit value at
beginning of period                  $0.75    $1.23    $1.31    $1.19    $1.15    $0.98    $0.68    $0.83    $0.90   $1.00
Accumulation unit value at end of
period                               $1.03    $0.75    $1.23    $1.31    $1.19    $1.15    $0.98    $0.68    $0.83   $0.90
Number of accumulation units
outstanding at end of period (000
omitted)                               366      398      483      537      817      840      709      597      552      81
------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (04/30/2004)
Accumulation unit value at
beginning of period                  $1.27    $2.77    $2.04    $1.54    $1.17    $1.00       --       --       --      --
Accumulation unit value at end of
period                               $2.17    $1.27    $2.77    $2.04    $1.54    $1.17       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                             2,782    3,582    2,132    1,922    1,178      160       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at
beginning of period                  $1.02    $1.74    $1.57    $1.28    $1.14    $1.00       --       --       --      --
Accumulation unit value at end of
period                               $1.29    $1.02    $1.74    $1.57    $1.28    $1.14       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                --        4        4       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/06/2003)
Accumulation unit value at
beginning of period                  $0.89    $1.41    $1.46    $1.28    $1.25    $1.08    $1.00       --       --      --
Accumulation unit value at end of
period                               $1.13    $0.89    $1.41    $1.46    $1.28    $1.25    $1.08       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                             9,591   10,469    9,083    8,762    5,134      894       37       --       --      --
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (11/06/2003)
Accumulation unit value at
beginning of period                  $1.01    $1.52    $1.50    $1.31    $1.22    $1.08    $1.00       --       --      --
Accumulation unit value at end of
period                               $1.24    $1.01    $1.52    $1.50    $1.31    $1.22    $1.08       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               124      127      161      176      188      181       21       --       --      --
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at
beginning of period                  $0.47    $0.85    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                               $0.65    $0.47    $0.85       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                             3,671    4,330    1,772       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at
beginning of period                  $0.59    $1.12    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                               $0.91    $0.59    $1.12       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 5        6        8       --       --       --       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (11/06/2003)
Accumulation unit value at
beginning of period                  $1.12    $1.82    $2.23    $1.64    $1.42    $1.06    $1.00       --       --      --
Accumulation unit value at end of
period                               $1.41    $1.12    $1.82    $2.23    $1.64    $1.42    $1.06       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               126      106      103      109      127      115        8       --       --      --
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at
beginning of period                  $1.07    $1.75    $2.15    $1.58    $1.38    $1.00       --       --       --      --
Accumulation unit value at end of
period                               $1.36    $1.07    $1.75    $2.15    $1.58    $1.38       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                86      120      119      150       75       15       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at
beginning of period                  $1.20    $2.24    $1.95    $1.44    $1.20    $1.00       --       --       --      --
Accumulation unit value at end of
period                               $1.77    $1.20    $2.24    $1.95    $1.44    $1.20       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                             4,062    4,898    2,928    2,562    1,712      264       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at
beginning of period                  $0.83    $1.40    $1.35    $1.27    $1.16    $1.00       --       --       --      --
Accumulation unit value at end of
period                               $1.17    $0.83    $1.40    $1.35    $1.27    $1.16       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                             4,279    3,607    2,886    1,545    1,215      162       --       --       --      --
------------------------------------------------------------------------------------------------------------------------------



 100    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                  2009     2008     2007     2006     2005     2004     2003     2002     2001     2000
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND (03/03/2000)
(PREVIOUSLY WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND)
Accumulation unit value at
beginning of period                  $0.85    $1.22    $1.15    $1.04    $1.01    $0.93    $0.78    $0.90    $0.99   $1.00
Accumulation unit value at end of
period                               $0.97    $0.85    $1.22    $1.15    $1.04    $1.01    $0.93    $0.78    $0.90   $0.99
Number of accumulation units
outstanding at end of period (000
omitted)                             3,114    3,583    4,442    5,604    6,810    8,153    8,591    8,776   10,263   5,333
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (03/03/2000)
Accumulation unit value at
beginning of period                  $0.78    $1.22    $1.25    $1.04    $1.02    $0.93    $0.75    $1.00    $1.09   $1.00
Accumulation unit value at end of
period                               $0.99    $0.78    $1.22    $1.25    $1.04    $1.02    $0.93    $0.75    $1.00   $1.09
Number of accumulation units
outstanding at end of period (000
omitted)                               291      429      493      638      726      839      855      689      530     191
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (03/03/2000)
Accumulation unit value at
beginning of period                  $0.88    $1.40    $1.38    $1.18    $1.14    $1.04    $0.84    $1.05    $1.13   $1.00
Accumulation unit value at end of
period                               $1.01    $0.88    $1.40    $1.38    $1.18    $1.14    $1.04    $0.84    $1.05   $1.13
Number of accumulation units
outstanding at end of period (000
omitted)                             1,220    1,343    1,658    1,973    2,360    2,764    2,730    2,251    2,076     834
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (07/03/2000)
Accumulation unit value at
beginning of period                  $0.62    $1.12    $1.01    $0.85    $0.78    $0.72    $0.56    $0.74    $0.89   $1.00
Accumulation unit value at end of
period                               $0.69    $0.62    $1.12    $1.01    $0.85    $0.78    $0.72    $0.56    $0.74   $0.89
Number of accumulation units
outstanding at end of period (000
omitted)                               467      480      493      665      773      690      497      359      290     104
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (03/03/2000)
Accumulation unit value at
beginning of period                  $0.44    $0.73    $0.72    $0.64    $0.66    $0.62    $0.51    $0.69    $0.87   $1.00
Accumulation unit value at end of
period                               $0.59    $0.44    $0.73    $0.72    $0.64    $0.66    $0.62    $0.51    $0.69   $0.87
Number of accumulation units
outstanding at end of period (000
omitted)                               230      289      307      339      409      455      426      422      603     402
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (03/03/2000)
Accumulation unit value at
beginning of period                  $0.45    $0.74    $0.70    $0.69    $0.66    $0.65    $0.52    $0.74    $0.95   $1.00
Accumulation unit value at end of
period                               $0.63    $0.45    $0.74    $0.70    $0.69    $0.66    $0.65    $0.52    $0.74   $0.95
Number of accumulation units
outstanding at end of period (000
omitted)                             5,233    5,612    6,882    8,353   10,032   11,951   12,549   11,956   12,882   6,802
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND* (03/03/2000)
Accumulation unit value at
beginning of period                  $1.12    $1.11    $1.07    $1.04    $1.03    $1.04    $1.05    $1.05    $1.03   $1.00
Accumulation unit value at end of
period                               $1.11    $1.12    $1.11    $1.07    $1.04    $1.03    $1.04    $1.05    $1.05   $1.03
Number of accumulation units
outstanding at end of period (000
omitted)                             1,248    1,576    1,806    1,930    2,450    3,240    4,153    5,698    7,943   3,801
*Wells Fargo Advantage VT Money Market Fund liquidated on April 30, 2010.
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (03/03/2000)
Accumulation unit value at
beginning of period                  $0.33    $0.56    $0.50    $0.42    $0.40    $0.35    $0.25    $0.41    $0.56   $1.00
Accumulation unit value at end of
period                               $0.49    $0.33    $0.56    $0.50    $0.42    $0.40    $0.35    $0.25    $0.41   $0.56
Number of accumulation units
outstanding at end of period (000
omitted)                             1,496    1,594    2,155    2,639    3,452    3,962    3,982    3,821    3,996   1,923
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (03/03/2000)
Accumulation unit value at
beginning of period                  $1.42    $1.41    $1.35    $1.32    $1.31    $1.27    $1.19    $1.12    $1.06   $1.00
Accumulation unit value at end of
period                               $1.57    $1.42    $1.41    $1.35    $1.32    $1.31    $1.27    $1.19    $1.12   $1.06
Number of accumulation units
outstanding at end of period (000
omitted)                               711    1,055      916    1,048    1,095    1,315    1,278    1,671    1,386     644
------------------------------------------------------------------------------------------------------------------------------




VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                   2009     2008     2007     2006    2005    2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (07/31/2002)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                   $0.75    $1.57    $1.58   $1.42   $1.36    $1.25    $0.95    $1.00       --      --
Accumulation unit value at end of
period                                $1.08    $0.75    $1.57   $1.58   $1.42    $1.36    $1.25    $0.95       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              1,348    1,604    1,440   1,555   1,710    1,343       77       40       --      --
-----------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    101

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                   2009     2008     2007     2006    2005    2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (03/03/2000)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at
beginning of period                   $0.40    $0.70    $0.64   $0.61   $0.57    $0.54    $0.42    $0.57    $0.75   $1.00
Accumulation unit value at end of
period                                $0.47    $0.40    $0.70   $0.64   $0.61    $0.57    $0.54    $0.42    $0.57   $0.75
Number of accumulation units
outstanding at end of period (000
omitted)                              1,786    2,087    2,684   2,922   3,828    4,221    4,189    3,934    5,772   5,686
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (03/01/2002)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                   $0.73    $1.29    $1.18   $1.13   $1.05    $1.00    $0.79    $1.00       --      --
Accumulation unit value at end of
period                                $0.87    $0.73    $1.29   $1.18   $1.13    $1.05    $1.00    $0.79       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                738      739      755     334      38       49       28        1       --      --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (05/01/2000)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES)
Accumulation unit value at
beginning of period                   $0.73    $1.40    $1.28   $1.11   $1.03    $0.91    $0.68    $0.88    $0.97   $1.00
Accumulation unit value at end of
period                                $1.02    $0.73    $1.40   $1.28   $1.11    $1.03    $0.91    $0.68    $0.88   $0.97
Number of accumulation units
outstanding at end of period (000
omitted)                                 36       35       57      57     101      137      185      221      804     850
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/30/2002)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                   $0.99    $1.91    $1.75   $1.53   $1.42    $1.25    $0.94    $1.00       --      --
Accumulation unit value at end of
period                                $1.39    $0.99    $1.91   $1.75   $1.53    $1.42    $1.25    $0.94       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  4       13       21      12      16       18        5       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES I SHARES)
Accumulation unit value at
beginning of period                   $0.79    $1.15    $1.08   $1.00      --       --       --       --       --      --
Accumulation unit value at end of
period                                $1.00    $0.79    $1.15   $1.08      --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              1,589    1,937    2,548   3,049      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                   $0.79    $1.15    $1.08   $1.00      --       --       --       --       --      --
Accumulation unit value at end of
period                                $0.99    $0.79    $1.15   $1.08      --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 --       --       11      11      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                   $0.72    $1.03    $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of
period                                $0.91    $0.72    $1.03      --      --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  6       --       --      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                   $0.61    $1.04    $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of
period                                $0.81    $0.61    $1.04      --      --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              6,050    2,362    1,232      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                   $0.94    $1.34    $1.25   $1.14   $1.08    $1.00       --       --       --      --
Accumulation unit value at end of
period                                $1.20    $0.94    $1.34   $1.25   $1.14    $1.08       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                284      327      398     453     506      367       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at
beginning of period                   $0.82    $1.00       --      --      --       --       --       --       --      --
Accumulation unit value at end of
period                                $1.01    $0.82       --      --      --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 16       16       --      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------



 102    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                   2009     2008     2007     2006    2005    2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2000)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at
beginning of period                   $0.27    $0.52    $0.44   $0.41   $0.40    $0.39    $0.27    $0.48    $0.65   $1.00
Accumulation unit value at end of
period                                $0.40    $0.27    $0.52   $0.44   $0.41    $0.40    $0.39    $0.27    $0.48   $0.65
Number of accumulation units
outstanding at end of period (000
omitted)                                296      388      585     779   1,021    1,148    1,304    1,976    2,165   2,882
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at
beginning of period                   $0.97    $1.67    $1.62   $1.40   $1.36    $1.24    $0.95    $1.00       --      --
Accumulation unit value at end of
period                                $1.16    $0.97    $1.67   $1.62   $1.40    $1.36    $1.24    $0.95       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                190      221      215     226     208      211       31        1       --      --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO (CLASS B) (05/01/2000)
Accumulation unit value at
beginning of period                   $1.15    $1.25    $1.21   $1.19   $1.18    $1.16    $1.14    $1.07    $1.01   $1.00
Accumulation unit value at end of
period                                $1.34    $1.15    $1.25   $1.21   $1.19    $1.18    $1.16    $1.14    $1.07   $1.01
Number of accumulation units
outstanding at end of period (000
omitted)                                222      708      752     838     910      918      919    1,233      854     405
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at
beginning of period                   $0.88    $1.90    $1.83   $1.37   $1.20    $1.00       --       --       --      --
Accumulation unit value at end of
period                                $1.16    $0.88    $1.90   $1.83   $1.37    $1.20       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              4,547    5,878    3,900   3,101   2,588    1,205       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (05/01/2000)
Accumulation unit value at
beginning of period                   $0.42    $0.71    $0.64   $0.65   $0.57    $0.54    $0.44    $0.65    $0.80   $1.00
Accumulation unit value at end of
period                                $0.57    $0.42    $0.71   $0.64   $0.65    $0.57    $0.54    $0.44    $0.65   $0.80
Number of accumulation units
outstanding at end of period (000
omitted)                                308      322      474     591     764      846      957    1,162    2,397   1,899
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at
beginning of period                   $1.10    $1.14    $1.05   $1.05   $1.05    $1.00       --       --       --      --
Accumulation unit value at end of
period                                $1.20    $1.10    $1.14   $1.05   $1.05    $1.05       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              4,292    4,201    6,933   7,515   6,635    3,141       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at
beginning of period                   $0.97    $1.78    $1.53   $1.25   $1.12    $1.00       --       --       --      --
Accumulation unit value at end of
period                                $1.27    $0.97    $1.78   $1.53   $1.25    $1.12       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 --       --       --      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at
beginning of period                   $0.67    $0.90    $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of
period                                $0.85    $0.67    $0.90      --      --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  1       --       --      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at
beginning of period                   $0.70    $1.21    $1.02   $1.07   $1.06    $1.00       --       --       --      --
Accumulation unit value at end of
period                                $0.92    $0.70    $1.21   $1.02   $1.07    $1.06       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              1,869    1,980    2,078   3,672   1,901      901       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at
beginning of period                   $0.88    $1.23    $1.32   $1.13   $1.09    $1.00       --       --       --      --
Accumulation unit value at end of
period                                $1.04    $0.88    $1.23   $1.32   $1.13    $1.09       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 80       51       42      30      27       22       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at
beginning of period                   $0.79    $1.07    $1.07   $1.00      --       --       --       --       --      --
Accumulation unit value at end of
period                                $1.12    $0.79    $1.07   $1.07      --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                908    1,116    1,458   2,205      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at
beginning of period                   $0.67    $1.12    $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of
period                                $0.84    $0.67    $1.12      --      --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              7,483    5,167    3,011      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    103

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                   2009     2008     2007     2006    2005    2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at
beginning of period                   $0.58    $1.14    $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of
period                                $0.78    $0.58    $1.14      --      --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 37       37        9      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at
beginning of period                   $0.97    $1.37    $1.43   $1.21   $1.17    $1.00       --       --       --      --
Accumulation unit value at end of
period                                $1.19    $0.97    $1.37   $1.43   $1.21    $1.17       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              3,809    2,560    1,805      12      12        7       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at
beginning of period                   $0.72    $1.10    $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of
period                                $0.85    $0.72    $1.10      --      --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 43       14       --      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - U.S. EQUITY FLEX I PORTFOLIO* (10/02/2009)
Accumulation unit value at
beginning of period                   $1.00       --       --      --      --       --       --       --       --      --
Accumulation unit value at end of
period                                $1.08       --       --      --      --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 32       --       --      --      --       --       --       --       --      --
*Credit Suisse Trust - U.S. Equity Flex III Portfolio reorganized into Credit Suisse Trust - U.S. Equity Flex I Portfolio on
Oct. 2, 2009.
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at
beginning of period                   $0.75    $1.29    $1.29   $1.21   $1.13    $1.00       --       --       --      --
Accumulation unit value at end of
period                                $1.01    $0.75    $1.29   $1.29   $1.21    $1.13       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 26       29       24      22      54       13       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at
beginning of period                   $0.70    $1.21    $1.08   $1.05   $1.03    $1.00       --       --       --      --
Accumulation unit value at end of
period                                $1.09    $0.70    $1.21   $1.08   $1.05    $1.03       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                731      926      961   1,370     925      384       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2000)
Accumulation unit value at
beginning of period                   $0.47    $0.73    $0.69   $0.64   $0.62    $0.60    $0.48    $0.69    $0.90   $1.00
Accumulation unit value at end of
period                                $0.62    $0.47    $0.73   $0.69   $0.64    $0.62    $0.60    $0.48    $0.69   $0.90
Number of accumulation units
outstanding at end of period (000
omitted)                                 76      116      243     363     505      504      486      476      792     355
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at
beginning of period                   $0.88    $1.27    $1.21   $1.05   $1.03    $1.00       --       --       --      --
Accumulation unit value at end of
period                                $1.06    $0.88    $1.27   $1.21   $1.05    $1.03       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 21       21       21      21      21       21       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at
beginning of period                   $0.62    $1.09    $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of
period                                $0.76    $0.62    $1.09      --      --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  1       --       --      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at
beginning of period                   $0.95    $1.55    $1.51   $1.26   $1.14    $1.00       --       --       --      --
Accumulation unit value at end of
period                                $1.23    $0.95    $1.55   $1.51   $1.26    $1.14       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 33       30       35      19      15       16       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at
beginning of period                   $0.71    $0.98    $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of
period                                $1.00    $0.71    $0.98      --      --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              3,476    2,569    1,806      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                   $0.91    $1.15    $1.12   $1.09   $1.08    $1.06    $1.04    $1.00       --      --
Accumulation unit value at end of
period                                $0.97    $0.91    $1.15   $1.12   $1.09    $1.08    $1.06    $1.04       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              2,191    2,317    3,255   3,452   3,450    1,863      223       92       --      --
-----------------------------------------------------------------------------------------------------------------------------



 104    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                   2009     2008     2007     2006    2005    2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND - CLASS 2* (07/31/2002)
Accumulation unit value at
beginning of period                   $0.74    $1.39    $1.33   $1.23   $1.19    $1.14    $1.00    $1.00       --      --
Accumulation unit value at end of
period                                $1.03    $0.74    $1.39   $1.33   $1.23    $1.19    $1.14    $1.00       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 28       31      110     138     121      152       48       --       --      --
*Evergreen VA Diversified Capital Builder Fund - Class 2 liquidated on April 30, 2010.
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2* (07/31/2002)
Accumulation unit value at
beginning of period                   $0.95    $1.37    $1.34   $1.29   $1.32    $1.24    $1.08    $1.00       --      --
Accumulation unit value at end of
period                                $1.24    $0.95    $1.37   $1.34   $1.29    $1.32    $1.24    $1.08       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              1,901    3,010    3,950   4,078   3,838    2,460       56        6       --      --
*Evergreen VA Diversified Income Builder Fund - Class 2 liquidated on April 30, 2010.
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (08/30/2002)
Accumulation unit value at
beginning of period                   $1.09    $1.66    $1.56   $1.41   $1.31    $1.22    $0.96    $1.00       --      --
Accumulation unit value at end of
period                                $1.46    $1.09    $1.66   $1.56   $1.41    $1.31    $1.22    $0.96       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                450      438      532     666     436      341       98       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                   $1.08    $1.88    $1.72   $1.58   $1.51    $1.35    $0.98    $1.00       --      --
Accumulation unit value at end of
period                                $1.49    $1.08    $1.88   $1.72   $1.58    $1.51    $1.35    $0.98       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                370      467      552     604     596       87       16        6       --      --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2* (07/31/2002)
Accumulation unit value at
beginning of period                   $1.01    $1.39    $1.37   $1.28   $1.29    $1.20    $1.04    $1.00       --      --
Accumulation unit value at end of
period                                $1.51    $1.01    $1.39   $1.37   $1.28    $1.29    $1.20    $1.04       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                972    1,186    1,490   1,571   1,593      749       85       19       --      --
*Evergreen VA High Income Fund - Class 2 liquidated on April 30, 2010.
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                   $1.26    $2.19    $1.94   $1.60   $1.41    $1.20    $0.93    $1.00       --      --
Accumulation unit value at end of
period                                $1.43    $1.26    $2.19   $1.94   $1.60    $1.41    $1.20    $0.93       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                848      816      948   1,014     756      341      115       14       --      --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                   $1.17    $1.63    $1.48   $1.42   $1.39    $1.32    $0.96    $1.00       --      --
Accumulation unit value at end of
period                                $1.65    $1.17    $1.63   $1.48   $1.42    $1.39    $1.32    $0.96       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              1,106    1,350    1,765   1,849   1,491      742       91       44       --      --
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                   $1.14    $1.69    $1.86   $1.56   $1.43    $1.21    $0.95    $1.00       --      --
Accumulation unit value at end of
period                                $1.45    $1.14    $1.69   $1.86   $1.56    $1.43    $1.21    $0.95       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                282      339      670     700     721      661       68       22       --      --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at
beginning of period                   $0.84    $1.30    $1.21   $1.10   $1.06    $1.02    $0.91    $1.00       --      --
Accumulation unit value at end of
period                                $1.15    $0.84    $1.30   $1.21   $1.10    $1.06    $1.02    $0.91       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  8        7       75      74      73       73       64       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (08/30/2002)
Accumulation unit value at
beginning of period                   $1.14    $2.02    $1.75   $1.60   $1.39    $1.22    $0.97    $1.00       --      --
Accumulation unit value at end of
period                                $1.52    $1.14    $2.02   $1.75   $1.60    $1.39    $1.22    $0.97       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              6,146    8,396    8,594   8,681   5,575    2,931       54        1       --      --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at
beginning of period                   $0.86    $1.49    $1.42   $1.27   $1.06    $1.07    $0.87    $0.95    $1.00      --
Accumulation unit value at end of
period                                $1.15    $0.86    $1.49   $1.42   $1.27    $1.06    $1.07    $0.87    $0.95      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 85      136      160     183     152      183      196       85       61      --
-----------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    105

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                   2009     2008     2007     2006    2005    2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (05/01/2000)
Accumulation unit value at
beginning of period                   $0.69    $1.20    $1.09   $0.98   $0.92    $0.89    $0.73    $0.89    $0.99   $1.00
Accumulation unit value at end of
period                                $0.86    $0.69    $1.20   $1.09   $0.98    $0.92    $0.89    $0.73    $0.89   $0.99
Number of accumulation units
outstanding at end of period (000
omitted)                                711      728      920   1,003   1,225    1,269      914      828      805     637
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at
beginning of period                   $0.79    $1.37    $1.25   $1.12   $1.06    $1.02    $0.85    $1.00       --      --
Accumulation unit value at end of
period                                $0.98    $0.79    $1.37   $1.25   $1.12    $1.06    $1.02    $0.85       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 66      104      158     164     204      199       39       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at
beginning of period                   $0.68    $1.31    $1.05   $1.00   $0.96    $0.95    $0.73    $1.00       --      --
Accumulation unit value at end of
period                                $0.86    $0.68    $1.31   $1.05   $1.00    $0.96    $0.95    $0.73       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                152      243      376     414     430      405       56       41       --      --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at
beginning of period                   $1.02    $1.39    $1.37   $1.26   $1.25    $1.16    $0.93    $0.91    $1.00      --
Accumulation unit value at end of
period                                $1.45    $1.02    $1.39   $1.37   $1.26    $1.25    $1.16    $0.93    $0.91      --
Number of accumulation units
outstanding at end of period (000
omitted)                                131      211      343     419     493      560      508      136       42      --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at
beginning of period                   $1.04    $1.09    $1.06   $1.04   $1.03    $1.00       --       --       --      --
Accumulation unit value at end of
period                                $1.18    $1.04    $1.09   $1.06   $1.04    $1.03       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              6,650    6,072    6,714   3,940   2,496    1,433       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (05/01/2000)
Accumulation unit value at
beginning of period                   $1.42    $2.38    $2.09   $1.88   $1.62    $1.32    $0.96    $1.09    $1.14   $1.00
Accumulation unit value at end of
period                                $1.95    $1.42    $2.38   $2.09   $1.88    $1.62    $1.32    $0.96    $1.09   $1.14
Number of accumulation units
outstanding at end of period (000
omitted)                                378      418      551     655   1,057    1,142    1,305    1,744    3,297   3,650
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at
beginning of period                   $1.37    $2.30    $2.03   $1.83   $1.57    $1.28    $0.94    $1.06    $1.00      --
Accumulation unit value at end of
period                                $1.89    $1.37    $2.30   $2.03   $1.83    $1.57    $1.28    $0.94    $1.06      --
Number of accumulation units
outstanding at end of period (000
omitted)                              2,211    3,076    2,685   2,508   2,180    1,888    1,114      559      156      --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (05/01/2000)
Accumulation unit value at
beginning of period                   $0.71    $1.28    $1.11   $0.96   $0.81    $0.73    $0.52    $0.66    $0.85   $1.00
Accumulation unit value at end of
period                                $0.88    $0.71    $1.28   $1.11   $0.96    $0.81    $0.73    $0.52    $0.66   $0.85
Number of accumulation units
outstanding at end of period (000
omitted)                                126      143      204     215     173      188      186      165      476     506
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at
beginning of period                   $1.04    $1.89    $1.64   $1.41   $1.20    $1.08    $1.00       --       --      --
Accumulation unit value at end of
period                                $1.29    $1.04    $1.89   $1.64   $1.41    $1.20    $1.08       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              1,399    1,472    1,405   1,396   1,584    1,158       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at
beginning of period                   $1.29    $2.27    $2.91   $2.45   $2.19    $1.69    $1.26    $1.26    $1.18   $1.00
Accumulation unit value at end of
period                                $1.51    $1.29    $2.27   $2.91   $2.45    $2.19    $1.69    $1.26    $1.26   $1.18
Number of accumulation units
outstanding at end of period (000
omitted)                                320      437      618     601     752      890      771      926      232      92
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at
beginning of period                   $1.16    $1.67    $1.64   $1.40   $1.40    $1.25    $0.96    $0.98    $0.99   $1.00
Accumulation unit value at end of
period                                $1.55    $1.16    $1.67   $1.64   $1.40    $1.40    $1.25    $0.96    $0.98   $0.99
Number of accumulation units
outstanding at end of period (000
omitted)                              2,648    3,114    4,129   4,204   4,019    3,719    2,346    1,370    1,111     101
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at
beginning of period                   $0.88    $1.23    $1.28   $1.11   $1.09    $1.00       --       --       --      --
Accumulation unit value at end of
period                                $1.02    $0.88    $1.23   $1.28   $1.11    $1.09       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 79       95      128      76      63       40       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------



 106    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                   2009     2008     2007     2006    2005    2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at
beginning of period                   $1.09    $1.65    $1.72   $1.49   $1.39    $1.14    $0.88    $1.00       --      --
Accumulation unit value at end of
period                                $1.39    $1.09    $1.65   $1.72   $1.49    $1.39    $1.14    $0.88       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                257      371      527     594     613      496      190       61       --      --
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at
beginning of period                   $0.36    $0.64    $0.58   $0.54   $0.53    $0.48    $0.35    $0.51    $0.61   $1.00
Accumulation unit value at end of
period                                $0.51    $0.36    $0.64   $0.58   $0.54    $0.53    $0.48    $0.35    $0.51   $0.61
Number of accumulation units
outstanding at end of period (000
omitted)                                873    1,229    1,684   2,300   3,049    3,250    2,995    2,561    2,597     797
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at
beginning of period                   $1.12    $1.81    $1.77   $1.52   $1.39    $1.26    $1.02    $1.17    $1.11   $1.00
Accumulation unit value at end of
period                                $1.39    $1.12    $1.81   $1.77   $1.52    $1.39    $1.26    $1.02    $1.17   $1.11
Number of accumulation units
outstanding at end of period (000
omitted)                              3,891    5,550    8,671   9,715   9,517    9,666    1,946    1,063      324      39
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at
beginning of period                   $1.10    $1.88    $1.65   $1.38   $1.27    $1.09    $0.84    $1.00       --      --
Accumulation unit value at end of
period                                $1.49    $1.10    $1.88   $1.65   $1.38    $1.27    $1.09    $0.84       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                361      471      644     681     641      671      256       76       --      --
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at
beginning of period                   $1.41    $1.35    $1.23   $1.11   $1.16    $1.00       --       --       --      --
Accumulation unit value at end of
period                                $1.65    $1.41    $1.35   $1.23   $1.11    $1.16       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              4,987    4,772    5,826   4,149   2,582    1,266       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at
beginning of period                   $0.83    $1.46    $1.44   $1.20   $1.12    $1.00       --       --       --      --
Accumulation unit value at end of
period                                $1.07    $0.83    $1.46   $1.44   $1.20    $1.12       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                250      244      368     274     253      238       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND - INSTITUTIONAL SHARES (05/01/2000)
(PREVIOUSLY GOLDMAN SACHS VIT CAPITAL GROWTH FUND - INSTITUTIONAL SHARES)
Accumulation unit value at
beginning of period                   $0.51    $0.88    $0.81   $0.76   $0.75    $0.70    $0.57    $0.77    $0.91   $1.00
Accumulation unit value at end of
period                                $0.74    $0.51    $0.88   $0.81   $0.76    $0.75    $0.70    $0.57    $0.77   $0.91
Number of accumulation units
outstanding at end of period (000
omitted)                                 87       63       64      60      86      112      106       86       56      89
-----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at
beginning of period                   $1.84    $2.97    $2.92   $2.55   $2.30    $1.85    $1.47    $1.56    $1.41   $1.00
Accumulation unit value at end of
period                                $2.42    $1.84    $2.97   $2.92   $2.55    $2.30    $1.85    $1.47    $1.56   $1.41
Number of accumulation units
outstanding at end of period (000
omitted)                              2,008    2,405    2,604   2,667   2,107    1,519      906      799      626     220
-----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND - INSTITUTIONAL SHARES (05/01/2000)
Accumulation unit value at
beginning of period                   $0.62    $1.16    $1.09   $0.91   $0.81    $0.72    $0.54    $0.67    $0.88   $1.00
Accumulation unit value at end of
period                                $0.78    $0.62    $1.16   $1.09   $0.91    $0.81    $0.72    $0.54    $0.67   $0.88
Number of accumulation units
outstanding at end of period (000
omitted)                                 12       22       93      91      60       73       49       50       68      77
-----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at
beginning of period                   $0.62    $1.00    $1.03   $0.93   $0.88    $0.78    $0.61    $0.79    $0.92   $1.00
Accumulation unit value at end of
period                                $0.74    $0.62    $1.00   $1.03   $0.93    $0.88    $0.78    $0.61    $0.79   $0.92
Number of accumulation units
outstanding at end of period (000
omitted)                                882    1,011    1,408   1,710   1,799    1,866    1,380    1,247    1,017     587
-----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at
beginning of period                   $0.38    $0.69    $0.57   $0.51   $0.46    $0.39    $0.30    $0.42    $0.70   $1.00
Accumulation unit value at end of
period                                $0.54    $0.38    $0.69   $0.57   $0.51    $0.46    $0.39    $0.30    $0.42   $0.70
Number of accumulation units
outstanding at end of period (000
omitted)                                143      151      187     202     304      370      411      456      951   1,050
-----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at
beginning of period                   $0.27    $0.49    $0.41   $0.38   $0.35    $0.35    $0.24    $0.42    $0.68   $1.00
Accumulation unit value at end of
period                                $0.42    $0.27    $0.49   $0.41   $0.38    $0.35    $0.35    $0.24    $0.42   $0.68
Number of accumulation units
outstanding at end of period (000
omitted)                                 49       57       77      91     125      163      254      254      633     769
-----------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    107

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                   2009     2008     2007     2006    2005    2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at
beginning of period                   $0.44    $0.74    $0.65   $0.59   $0.58    $0.56    $0.44    $0.60    $0.82   $1.00
Accumulation unit value at end of
period                                $0.58    $0.44    $0.74   $0.65   $0.59    $0.58    $0.56    $0.44    $0.60   $0.82
Number of accumulation units
outstanding at end of period (000
omitted)                              9,654    8,263    5,758     822   1,146    1,326    1,650    2,346    3,152   4,333
-----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at
beginning of period                   $0.76    $1.61    $1.28   $0.88   $0.68    $0.58    $0.44    $0.60    $0.80   $1.00
Accumulation unit value at end of
period                                $1.34    $0.76    $1.61   $1.28   $0.88    $0.68    $0.58    $0.44    $0.60   $0.80
Number of accumulation units
outstanding at end of period (000
omitted)                                193      293      440     388     392      446      799      541    1,195   1,077
-----------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO - CLASS 1 SHARES (04/24/2009)
Accumulation unit value at
beginning of period                   $1.00       --       --      --      --       --       --       --       --      --
Accumulation unit value at end of
period                                $1.32       --       --      --      --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                168       --       --      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (05/01/2000)
Accumulation unit value at
beginning of period                   $0.80    $1.28    $1.17   $0.97   $0.89    $0.79    $0.62    $0.71    $0.95   $1.00
Accumulation unit value at end of
period                                $0.95    $0.80    $1.28   $1.17   $0.97    $0.89    $0.79    $0.62    $0.71   $0.95
Number of accumulation units
outstanding at end of period (000
omitted)                                 75       73       72      74      31       34       --       --       --      11
-----------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT U.S. STRATEGIC EQUITY PORTFOLIO - SERVICE SHARES (05/01/2000)
Accumulation unit value at
beginning of period                   $0.74    $1.16    $1.19   $1.03   $1.01    $0.92    $0.75    $0.91    $1.00   $1.00
Accumulation unit value at end of
period                                $0.93    $0.74    $1.16   $1.19   $1.03    $1.01    $0.92    $0.75    $0.91   $1.00
Number of accumulation units
outstanding at end of period (000
omitted)                                 51       56       55      57      57       55       38       38       23      18
-----------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at
beginning of period                   $0.60    $1.03    $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of
period                                $0.85    $0.60    $1.03      --      --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 20        2        2      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
LVIP BARON GROWTH OPPORTUNITIES FUND - SERVICE CLASS (05/01/2000)
Accumulation unit value at
beginning of period                   $1.00    $1.67    $1.64   $1.44   $1.41    $1.14    $0.89    $1.06    $0.95   $1.00
Accumulation unit value at end of
period                                $1.36    $1.00    $1.67   $1.64   $1.44    $1.41    $1.14    $0.89    $1.06   $0.95
Number of accumulation units
outstanding at end of period (000
omitted)                                306      344      389     406     431      497      556       47      100      44
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at
beginning of period                   $0.81    $1.30    $1.19   $1.13   $1.10    $1.02    $1.00       --       --      --
Accumulation unit value at end of
period                                $1.11    $0.81    $1.30   $1.19   $1.13    $1.10    $1.02       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 32       39       41      46      48       34       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at
beginning of period                   $0.73    $1.11    $1.02   $0.92   $0.87    $0.79    $0.66    $0.84    $1.02   $1.00
Accumulation unit value at end of
period                                $0.91    $0.73    $1.11   $1.02   $0.92    $0.87    $0.79    $0.66    $0.84   $1.02
Number of accumulation units
outstanding at end of period (000
omitted)                                694      821      940   1,195   1,812    1,911    1,935    1,503    1,473     440
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at
beginning of period                   $0.87    $1.33    $1.22   $1.10   $1.04    $0.95    $0.80    $1.00       --      --
Accumulation unit value at end of
period                                $1.09    $0.87    $1.33   $1.22   $1.10    $1.04    $0.95    $0.80       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 --       40       59      59      48       50       39       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (05/01/2000)
Accumulation unit value at
beginning of period                   $0.58    $0.97    $0.96   $0.86   $0.83    $0.79    $0.60    $0.89    $0.95   $1.00
Accumulation unit value at end of
period                                $0.93    $0.58    $0.97   $0.96   $0.86    $0.83    $0.79    $0.60    $0.89   $0.95
Number of accumulation units
outstanding at end of period (000
omitted)                                 71       74       97     125     155      314      440      403    1,229   1,292
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at
beginning of period                   $0.70    $1.17    $1.16   $1.04   $1.01    $0.96    $0.73    $1.00       --      --
Accumulation unit value at end of
period                                $1.12    $0.70    $1.17   $1.16   $1.04    $1.01    $0.96    $0.73       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 39       27       28      36      37       44       14        9       --      --
-----------------------------------------------------------------------------------------------------------------------------



 108    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                   2009     2008     2007     2006    2005    2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES - INITIAL CLASS (05/01/2000)
Accumulation unit value at
beginning of period                   $0.59    $0.94    $0.84   $0.77   $0.73    $0.64    $0.52    $0.70    $0.90   $1.00
Accumulation unit value at end of
period                                $0.76    $0.59    $0.94   $0.84   $0.77    $0.73    $0.64    $0.52    $0.70   $0.90
Number of accumulation units
outstanding at end of period (000
omitted)                                 99      105      143     160     253      401      360      915    1,090   1,014
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at
beginning of period                   $1.01    $1.32    $1.29   $1.17   $1.16    $1.06    $0.93    $1.00       --      --
Accumulation unit value at end of
period                                $1.17    $1.01    $1.32   $1.29   $1.17    $1.16    $1.06    $0.93       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                806    1,106    1,837   1,838   1,817    1,812      261       26       --      --
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at
beginning of period                   $0.95    $1.55    $1.23   $0.95   $0.83    $0.64    $0.48    $0.63    $0.85   $1.00
Accumulation unit value at end of
period                                $1.25    $0.95    $1.55   $1.23   $0.95    $0.83    $0.64    $0.48    $0.63   $0.85
Number of accumulation units
outstanding at end of period (000
omitted)                                896    1,163    1,429   1,801   2,285    2,496    2,767    2,321    2,824   1,785
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at
beginning of period                   $1.66    $2.70    $2.15   $1.67   $1.45    $1.14    $0.85    $1.00       --      --
Accumulation unit value at end of
period                                $2.17    $1.66    $2.70   $2.15   $1.67    $1.45    $1.14    $0.85       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 73       65       67      54      78       55       11       10       --      --
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at
beginning of period                   $0.86    $1.61    $1.43   $1.35   $1.31    $1.24    $0.97    $1.00       --      --
Accumulation unit value at end of
period                                $1.22    $0.86    $1.61   $1.43   $1.35    $1.31    $1.24    $0.97       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              1,816    2,122    2,102   2,445   2,161    1,178       41        4       --      --
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at
beginning of period                   $1.01    $1.73    $1.65   $1.43   $1.27    $1.09    $0.77    $1.00       --      --
Accumulation unit value at end of
period                                $1.39    $1.01    $1.73   $1.65   $1.43    $1.27    $1.09    $0.77       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                736      947    1,359   1,356   1,219    1,120      508       78       --      --
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at
beginning of period                   $0.25    $1.17    $1.19   $1.11   $1.10    $1.03    $1.00       --       --      --
Accumulation unit value at end of
period                                $0.31    $0.25    $1.17   $1.19   $1.11    $1.10    $1.03       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 47       32       30      60      39       69        1       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (07/31/2002)
Accumulation unit value at
beginning of period                   $1.15    $1.88    $1.94   $1.72   $1.59    $1.35    $0.95    $1.00       --      --
Accumulation unit value at end of
period                                $1.55    $1.15    $1.88   $1.94   $1.72    $1.59    $1.35    $0.95       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                113      127      165     175     207      177       47        5       --      --
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (05/01/2002)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at
beginning of period                   $1.23    $1.46    $1.35   $1.28   $1.27    $1.19    $1.03    $1.00       --      --
Accumulation unit value at end of
period                                $1.44    $1.23    $1.46   $1.35   $1.28    $1.27    $1.19    $1.03       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              7,979    7,051    7,734   5,050   3,662    2,643      514       73       --      --
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at
beginning of period                   $0.86    $1.03    $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of
period                                $1.02    $0.86    $1.03      --      --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              3,480    4,862    3,846      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (05/01/2002)
Accumulation unit value at
beginning of period                   $0.93    $1.14    $1.16   $1.15   $1.03    $0.98    $0.84    $1.00       --      --
Accumulation unit value at end of
period                                $1.15    $0.93    $1.14   $1.16   $1.15    $1.03    $0.98    $0.84       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                186      236      215     257     241      279      147       12       --      --
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at
beginning of period                   $0.74    $1.23    $1.32   $1.16   $1.12    $1.02    $0.81    $1.00       --      --
Accumulation unit value at end of
period                                $0.95    $0.74    $1.23   $1.32   $1.16    $1.12    $1.02    $0.81       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 58       71       95      91      83       76       26       22       --      --
-----------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    109

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                   2009     2008     2007     2006    2005    2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at
beginning of period                   $0.90    $1.19    $1.15   $1.12   $1.11    $1.08    $1.05    $1.00       --      --
Accumulation unit value at end of
period                                $1.29    $0.90    $1.19   $1.15   $1.12    $1.11    $1.08    $1.05       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 15       27       26      25      24       19       12       12       --      --
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at
beginning of period                   $0.57    $1.02    $0.96   $0.76   $0.69    $0.60    $0.48    $0.59    $0.75   $1.00
Accumulation unit value at end of
period                                $0.69    $0.57    $1.02   $0.96   $0.76    $0.69    $0.60    $0.48    $0.59   $0.75
Number of accumulation units
outstanding at end of period (000
omitted)                              1,115    1,501    2,217   2,623   3,009    3,491    3,064    3,437    4,040   2,678
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at
beginning of period                   $0.76    $1.25    $1.27   $1.15   $1.12    $1.05    $1.00       --       --      --
Accumulation unit value at end of
period                                $1.00    $0.76    $1.25   $1.27   $1.15    $1.12    $1.05       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  6        6        6       6      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at
beginning of period                   $0.74    $1.24    $1.44   $1.25   $1.18    $1.00       --       --       --      --
Accumulation unit value at end of
period                                $0.96    $0.74    $1.24   $1.44   $1.25    $1.18       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 60       64       74     579      56       56       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at
beginning of period                   $0.32    $0.59    $0.58   $0.56   $0.50    $0.43    $0.33    $0.48    $0.74   $1.00
Accumulation unit value at end of
period                                $0.43    $0.32    $0.59   $0.58   $0.56    $0.50    $0.43    $0.33    $0.48   $0.74
Number of accumulation units
outstanding at end of period (000
omitted)                              1,442    1,674    2,462   2,581   3,228    3,619    3,345    3,966    4,624   2,513
-----------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (05/01/2000)
Accumulation unit value at
beginning of period                   $1.53    $2.74    $2.68   $2.24   $2.04    $1.82    $1.24    $1.44    $1.13   $1.00
Accumulation unit value at end of
period                                $2.39    $1.53    $2.74   $2.68   $2.24    $2.04    $1.82    $1.24    $1.44   $1.13
Number of accumulation units
outstanding at end of period (000
omitted)                                167      283      290     295     390      429      432      599      467     173
-----------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO, INVESTMENT CLASS (05/01/2000)
Accumulation unit value at
beginning of period                   $1.68    $2.35    $2.43   $2.14   $2.00    $1.62    $1.17    $1.38    $1.15   $1.00
Accumulation unit value at end of
period                                $2.24    $1.68    $2.35   $2.43   $2.14    $2.00    $1.62    $1.17    $1.38   $1.15
Number of accumulation units
outstanding at end of period (000
omitted)                                130      120      134     150     217      233      228      227      115     284
-----------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at
beginning of period                   $0.60    $0.99    $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of
period                                $0.77    $0.60    $0.99      --      --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              7,705    4,217    2,528      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at
beginning of period                   $0.81    $1.30    $1.24   $1.09   $1.10    $1.00       --       --       --      --
Accumulation unit value at end of
period                                $1.09    $0.81    $1.30   $1.24   $1.09    $1.10       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 --       --       --      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (05/01/2002)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at
beginning of period                   $0.99    $1.47    $1.56   $1.32   $1.27    $1.07    $0.79    $1.00       --      --
Accumulation unit value at end of
period                                $1.33    $0.99    $1.47   $1.56   $1.32    $1.27    $1.07    $0.79       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              2,337    2,730    2,965   2,526   2,431    1,175       48       22       --      --
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (05/01/2000)
Accumulation unit value at
beginning of period                   $0.72    $1.05    $1.05   $0.93   $0.91    $0.84    $0.71    $0.83    $0.94   $1.00
Accumulation unit value at end of
period                                $0.89    $0.72    $1.05   $1.05   $0.93    $0.91    $0.84    $0.71    $0.83   $0.94
Number of accumulation units
outstanding at end of period (000
omitted)                                635      709      764     787   1,045    1,151      439      426      178      51
-----------------------------------------------------------------------------------------------------------------------------



 110    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                   2009     2008     2007     2006    2005    2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (05/01/2000)
Accumulation unit value at
beginning of period                   $1.11    $1.10    $1.07   $1.04   $1.03    $1.03    $1.04    $1.05    $1.03   $1.00
Accumulation unit value at end of
period                                $1.10    $1.11    $1.10   $1.07   $1.04    $1.03    $1.03    $1.04    $1.05   $1.03
Number of accumulation units
outstanding at end of period (000
omitted)                              4,792    4,620    2,288   1,592   2,283    1,884    2,410    4,222    3,979   2,613
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (05/01/2000)
Accumulation unit value at
beginning of period                   $1.19    $1.29    $1.25   $1.21   $1.21    $1.17    $1.14    $1.09    $1.03   $1.00
Accumulation unit value at end of
period                                $1.34    $1.19    $1.29   $1.25   $1.21    $1.21    $1.17    $1.14    $1.09   $1.03
Number of accumulation units
outstanding at end of period (000
omitted)                             11,383   11,223   11,858   7,847   4,589    4,594      337      264      317      64
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/03/2000)
Accumulation unit value at
beginning of period                   $1.15    $1.97    $1.85   $1.57   $1.40    $1.20    $0.87    $1.09    $1.08   $1.00
Accumulation unit value at end of
period                                $1.45    $1.15    $1.97   $1.85   $1.57    $1.40    $1.20    $0.87    $1.09   $1.08
Number of accumulation units
outstanding at end of period (000
omitted)                              8,261    7,758    5,845   5,092   2,962    1,191      666      368      223      66
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/03/2000)
Accumulation unit value at
beginning of period                   $0.47    $0.82    $0.81   $0.71   $0.68    $0.65    $0.51    $0.67    $0.83   $1.00
Accumulation unit value at end of
period                                $0.57    $0.47    $0.82   $0.81   $0.71    $0.68    $0.65    $0.51    $0.67   $0.83
Number of accumulation units
outstanding at end of period (000
omitted)                              7,534    8,098    8,999   9,362   9,338    7,431      384      138      565     479
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at
beginning of period                   $1.08    $1.09    $1.03   $1.00      --       --       --       --       --      --
Accumulation unit value at end of
period                                $1.13    $1.08    $1.09   $1.03      --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              8,017    4,634    4,805   3,021      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (03/03/2000)
Accumulation unit value at
beginning of period                   $0.93    $1.26    $1.25   $1.15   $1.12    $1.02    $0.83    $0.90    $0.87   $1.00
Accumulation unit value at end of
period                                $1.40    $0.93    $1.26   $1.25   $1.15    $1.12    $1.02    $0.83    $0.90   $0.87
Number of accumulation units
outstanding at end of period (000
omitted)                              1,023    1,243    1,496   1,611   1,087      834      579      835      633     310
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at
beginning of period                   $0.96    $1.20    $1.19   $1.12   $1.10    $1.00       --       --       --      --
Accumulation unit value at end of
period                                $1.35    $0.96    $1.20   $1.19   $1.12    $1.10       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              4,434    2,833    2,352     987      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (08/30/2002)
Accumulation unit value at
beginning of period                   $0.86    $1.58    $1.41   $1.43   $1.32    $1.23    $1.02    $1.00       --      --
Accumulation unit value at end of
period                                $1.38    $0.86    $1.58   $1.41   $1.43    $1.32    $1.23    $1.02       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                180      240      239     280     321      231       14       11       --      --
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at
beginning of period                   $0.54    $1.00    $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of
period                                $0.75    $0.54    $1.00      --      --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  3       --       --      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/06/2003)
Accumulation unit value at
beginning of period                   $0.86    $1.39    $1.34   $1.18   $1.15    $1.06    $1.00       --       --      --
Accumulation unit value at end of
period                                $1.07    $0.86    $1.39   $1.34   $1.18    $1.15    $1.06       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                634      114       63      12      10       10       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/03/2000)
Accumulation unit value at
beginning of period                   $1.16    $1.21    $1.17   $1.14   $1.14    $1.15    $1.15    $1.10    $1.05   $1.00
Accumulation unit value at end of
period                                $1.21    $1.16    $1.21   $1.17   $1.14    $1.14    $1.15    $1.15    $1.10   $1.05
Number of accumulation units
outstanding at end of period (000
omitted)                              3,154    2,604    3,169   3,280   3,298    3,266    2,667    2,375    1,609     272
-----------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (05/01/2000)
Accumulation unit value at
beginning of period                   $0.30    $0.55    $0.55   $0.50   $0.47    $0.44    $0.36    $0.50    $0.74   $1.00
Accumulation unit value at end of
period                                $0.41    $0.30    $0.55   $0.55   $0.50    $0.47    $0.44    $0.36    $0.50   $0.74
Number of accumulation units
outstanding at end of period (000
omitted)                                825    2,901    2,181      97     109       80      141       35       83     211
-----------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    111

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                   2009     2008     2007     2006    2005    2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at
beginning of period                   $0.78    $1.30    $1.33   $1.13   $1.10    $1.00       --       --       --      --
Accumulation unit value at end of
period                                $0.97    $0.78    $1.30   $1.33   $1.13    $1.10       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 14       18       15      18      18       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (CLASS 3) (03/03/2000)
Accumulation unit value at
beginning of period                   $0.74    $1.23    $1.30   $1.18   $1.15    $0.98    $0.67    $0.83    $0.90   $1.00
Accumulation unit value at end of
period                                $1.02    $0.74    $1.23   $1.30   $1.18    $1.15    $0.98    $0.67    $0.83   $0.90
Number of accumulation units
outstanding at end of period (000
omitted)                                368      451      601     679     723      878      759      350      367     173
-----------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (04/30/2004)
Accumulation unit value at
beginning of period                   $1.26    $2.77    $2.03   $1.54   $1.17    $1.00       --       --       --      --
Accumulation unit value at end of
period                                $2.16    $1.26    $2.77   $2.03   $1.54    $1.17       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              2,136    2,595    1,758   1,815   1,627      822       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at
beginning of period                   $1.02    $1.74    $1.57   $1.28   $1.14    $1.00       --       --       --      --
Accumulation unit value at end of
period                                $1.28    $1.02    $1.74   $1.57   $1.28    $1.14       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 --       --       --      --      --      246       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (05/01/2000)
Accumulation unit value at
beginning of period                   $1.41    $2.54    $2.71   $2.37   $2.10    $1.78    $1.27    $1.44    $1.29   $1.00
Accumulation unit value at end of
period                                $2.02    $1.41    $2.54   $2.71   $2.37    $2.10    $1.78    $1.27    $1.44   $1.29
Number of accumulation units
outstanding at end of period (000
omitted)                                114      127      187     205     377      425      433      865      548     486
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at
beginning of period                   $1.04    $1.65    $1.71   $1.50   $1.46    $1.26    $0.98    $1.00       --      --
Accumulation unit value at end of
period                                $1.32    $1.04    $1.65   $1.71   $1.50    $1.46    $1.26    $0.98       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              7,578    8,832    8,528   8,457   6,565    3,087       53        9       --      --
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at
beginning of period                   $1.13    $1.70    $1.68   $1.47   $1.36    $1.21    $0.96    $1.00       --      --
Accumulation unit value at end of
period                                $1.38    $1.13    $1.70   $1.68   $1.47    $1.36    $1.21    $0.96       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 49       64      289     209     211      231       50        2       --      --
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at
beginning of period                   $0.46    $0.85    $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of
period                                $0.65    $0.46    $0.85      --      --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              1,256    1,784      683      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at
beginning of period                   $0.59    $1.12    $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of
period                                $0.91    $0.59    $1.12      --      --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 16       --       --      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at
beginning of period                   $1.37    $2.24    $2.74   $2.01   $1.75    $1.30    $0.96    $1.00       --      --
Accumulation unit value at end of
period                                $1.73    $1.37    $2.24   $2.74   $2.01    $1.75    $1.30    $0.96       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 57       66       43      49      36       32       16       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at
beginning of period                   $1.07    $1.75    $2.15   $1.58   $1.38    $1.00       --       --       --      --
Accumulation unit value at end of
period                                $1.35    $1.07    $1.75   $2.15   $1.58    $1.38       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                239      291      308     212     256      204       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (05/01/2000)
Accumulation unit value at
beginning of period                   $0.87    $1.63    $1.42   $1.05   $0.88    $0.68    $0.47    $0.55    $0.71   $1.00
Accumulation unit value at end of
period                                $1.29    $0.87    $1.63   $1.42   $1.05    $0.88    $0.68    $0.47    $0.55   $0.71
Number of accumulation units
outstanding at end of period (000
omitted)                              2,663    3,854    2,616   2,570   2,094    1,370      371      397      402     434
-----------------------------------------------------------------------------------------------------------------------------



 112    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                   2009     2008     2007     2006    2005    2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
WANGER USA (05/01/2000)
Accumulation unit value at
beginning of period                   $1.10    $1.86    $1.79   $1.68   $1.54    $1.32    $0.93    $1.14    $1.04   $1.00
Accumulation unit value at end of
period                                $1.55    $1.10    $1.86   $1.79   $1.68    $1.54    $1.32    $0.93    $1.14   $1.04
Number of accumulation units
outstanding at end of period (000
omitted)                              2,016    2,159    1,972   1,471   1,241      640      107       67       77      31
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND (03/03/2000)
(PREVIOUSLY WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND)
Accumulation unit value at
beginning of period                   $0.85    $1.22    $1.15   $1.04   $1.00    $0.93    $0.77    $0.90    $0.98   $1.00
Accumulation unit value at end of
period                                $0.97    $0.85    $1.22   $1.15   $1.04    $1.00    $0.93    $0.77    $0.90   $0.98
Number of accumulation units
outstanding at end of period (000
omitted)                              2,302    3,123    4,566   5,992   7,230    7,602    8,104    7,521    7,089   2,048
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (03/03/2000)
Accumulation unit value at
beginning of period                   $0.77    $1.21    $1.24   $1.03   $1.02    $0.93    $0.75    $1.00    $1.09   $1.00
Accumulation unit value at end of
period                                $0.98    $0.77    $1.21   $1.24   $1.03    $1.02    $0.93    $0.75    $1.00   $1.09
Number of accumulation units
outstanding at end of period (000
omitted)                                459    1,093    1,116   1,140   1,089    1,072      883      714      448      53
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (03/03/2000)
Accumulation unit value at
beginning of period                   $0.87    $1.39    $1.38   $1.18   $1.14    $1.04    $0.83    $1.05    $1.13   $1.00
Accumulation unit value at end of
period                                $1.00    $0.87    $1.39   $1.38   $1.18    $1.14    $1.04    $0.83    $1.05   $1.13
Number of accumulation units
outstanding at end of period (000
omitted)                              1,512    1,227    1,702   2,527   3,235    3,406    3,317    3,205    1,972     437
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (07/03/2000)
Accumulation unit value at
beginning of period                   $0.62    $1.11    $1.00   $0.84   $0.78    $0.72    $0.56    $0.74    $0.89   $1.00
Accumulation unit value at end of
period                                $0.69    $0.62    $1.11   $1.00   $0.84    $0.78    $0.72    $0.56    $0.74   $0.89
Number of accumulation units
outstanding at end of period (000
omitted)                                273      410      603     795     693      774      667      537      375      74
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (03/03/2000)
Accumulation unit value at
beginning of period                   $0.43    $0.73    $0.72   $0.63   $0.66    $0.62    $0.51    $0.69    $0.87   $1.00
Accumulation unit value at end of
period                                $0.59    $0.43    $0.73   $0.72   $0.63    $0.66    $0.62    $0.51    $0.69   $0.87
Number of accumulation units
outstanding at end of period (000
omitted)                                735      740      841     721   1,055    1,109      783      534      367     206
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (03/03/2000)
Accumulation unit value at
beginning of period                   $0.44    $0.74    $0.70   $0.69   $0.66    $0.65    $0.52    $0.74    $0.95   $1.00
Accumulation unit value at end of
period                                $0.63    $0.44    $0.74   $0.70   $0.69    $0.66    $0.65    $0.52    $0.74   $0.95
Number of accumulation units
outstanding at end of period (000
omitted)                              4,903    4,785    6,463   8,246   9,820   10,150   10,578   10,235   10,689   4,598
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND* (03/03/2000)
Accumulation unit value at
beginning of period                   $1.11    $1.10    $1.06   $1.04   $1.02    $1.03    $1.04    $1.04    $1.02   $1.00
Accumulation unit value at end of
period                                $1.09    $1.11    $1.10   $1.06   $1.04    $1.02    $1.03    $1.04    $1.04   $1.02
Number of accumulation units
outstanding at end of period (000
omitted)                                993    1,495    1,610   2,138   2,569    2,899    3,637    5,843    8,907   2,106
*Wells Fargo Advantage VT Money Market Fund liquidated on April 30, 2010.
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (03/03/2000)
Accumulation unit value at
beginning of period                   $0.32    $0.56    $0.50   $0.41   $0.40    $0.35    $0.25    $0.41    $0.56   $1.00
Accumulation unit value at end of
period                                $0.49    $0.32    $0.56   $0.50   $0.41    $0.40    $0.35    $0.25    $0.41   $0.56
Number of accumulation units
outstanding at end of period (000
omitted)                              1,494    1,742    2,318   2,796   2,884    3,349    3,200    3,011    3,655   2,209
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (03/03/2000)
Accumulation unit value at
beginning of period                   $1.41    $1.40    $1.34   $1.31   $1.30    $1.27    $1.19    $1.12    $1.06   $1.00
Accumulation unit value at end of
period                                $1.56    $1.41    $1.40   $1.34   $1.31    $1.30    $1.27    $1.19    $1.12   $1.06
Number of accumulation units
outstanding at end of period (000
omitted)                              2,049    2,230    3,379   2,039   1,586    1,514    1,482    1,583    1,373     321
-----------------------------------------------------------------------------------------------------------------------------




VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (01/29/2003)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $0.80   $1.70   $1.70   $1.53   $1.47   $1.35   $1.00
Accumulation unit value at end of period              $1.17   $0.80   $1.70   $1.70   $1.53   $1.47   $1.35
Number of accumulation units outstanding at end of
period (000 omitted)                                    843   1,011   1,055   1,134   1,187     889     380
---------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    113

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (01/29/2003)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $0.95   $1.67   $1.52   $1.46   $1.36   $1.30   $1.00
Accumulation unit value at end of period              $1.12   $0.95   $1.67   $1.52   $1.46   $1.36   $1.30
Number of accumulation units outstanding at end of
period (000 omitted)                                    415     453     492     190      32      34      27
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (01/29/2003)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $1.08   $2.07   $1.90   $1.66   $1.54   $1.36   $1.00
Accumulation unit value at end of period              $1.50   $1.08   $2.07   $1.90   $1.66   $1.54   $1.36
Number of accumulation units outstanding at end of
period (000 omitted)                                     19      72     104      87      83      75      14
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $0.79   $1.15   $1.08   $1.00      --      --      --
Accumulation unit value at end of period              $0.99   $0.79   $1.15   $1.08      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --       3      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $0.72   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.91   $0.72   $1.03      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $0.61   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.81   $0.61   $1.04      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  3,814   1,390     784      --      --      --      --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $0.94   $1.34   $1.24   $1.14   $1.08   $1.00      --
Accumulation unit value at end of period              $1.20   $0.94   $1.34   $1.24   $1.14   $1.08      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     99     106     129     169     183     111      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period        $0.82   $1.00      --      --      --      --      --
Accumulation unit value at end of period              $1.01   $0.82      --      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     53      87      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (01/29/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period        $0.97   $1.87   $1.59   $1.49   $1.46   $1.41   $1.00
Accumulation unit value at end of period              $1.46   $0.97   $1.87   $1.59   $1.49   $1.46   $1.41
Number of accumulation units outstanding at end of
period (000 omitted)                                    185     212     213     220     211     189     131
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period        $1.04   $1.78   $1.72   $1.49   $1.45   $1.32   $1.00
Accumulation unit value at end of period              $1.23   $1.04   $1.78   $1.72   $1.49   $1.45   $1.32
Number of accumulation units outstanding at end of
period (000 omitted)                                    234     396     528     534     573     531     265
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period        $0.87   $1.90   $1.83   $1.37   $1.20   $1.00      --
Accumulation unit value at end of period              $1.16   $0.87   $1.90   $1.83   $1.37   $1.20      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  2,362   3,024   1,964   1,349   1,084     567      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period        $0.97   $1.64   $1.47   $1.50   $1.33   $1.24   $1.00
Accumulation unit value at end of period              $1.31   $0.97   $1.64   $1.47   $1.50   $1.33   $1.24
Number of accumulation units outstanding at end of
period (000 omitted)                                    254     246     260     271     254     231     185
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period        $1.10   $1.14   $1.05   $1.05   $1.05   $1.00      --
Accumulation unit value at end of period              $1.19   $1.10   $1.14   $1.05   $1.05   $1.05      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,933   1,844   2,910   3,238   2,800   1,194      --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period        $0.96   $1.78   $1.53   $1.25   $1.12   $1.00      --
Accumulation unit value at end of period              $1.27   $0.96   $1.78   $1.53   $1.25   $1.12      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------



 114    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period        $0.67   $0.90   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.85   $0.67   $0.90      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period        $0.69   $1.21   $1.02   $1.07   $1.06   $1.00      --
Accumulation unit value at end of period              $0.92   $0.69   $1.21   $1.02   $1.07   $1.06      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    651     646     658   1,499     644     268      --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period        $0.88   $1.22   $1.31   $1.13   $1.09   $1.00      --
Accumulation unit value at end of period              $1.04   $0.88   $1.22   $1.31   $1.13   $1.09      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     19      --      --      --      --      14      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period        $0.79   $1.07   $1.07   $1.00      --      --      --
Accumulation unit value at end of period              $1.12   $0.79   $1.07   $1.07      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    378     448     549     883      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period        $0.67   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.83   $0.67   $1.12      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  4,718   3,133   1,907      --      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period        $0.58   $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.78   $0.58   $1.14      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period        $0.97   $1.37   $1.43   $1.21   $1.17   $1.00      --
Accumulation unit value at end of period              $1.19   $0.97   $1.37   $1.43   $1.21   $1.17      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  2,489   1,523   1,104      --      --      --      --
---------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period        $0.72   $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.84   $0.72   $1.10      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     10      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period        $0.75   $1.28   $1.29   $1.21   $1.13   $1.00      --
Accumulation unit value at end of period              $1.00   $0.75   $1.28   $1.29   $1.21   $1.13      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period        $0.70   $1.21   $1.08   $1.05   $1.03   $1.00      --
Accumulation unit value at end of period              $1.08   $0.70   $1.21   $1.08   $1.05   $1.03      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    291     352     359     641     373     177      --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period        $0.88   $1.27   $1.21   $1.05   $1.03   $1.00      --
Accumulation unit value at end of period              $1.06   $0.88   $1.27   $1.21   $1.05   $1.03      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.62   $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.76   $0.62   $1.09      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period        $0.95   $1.55   $1.51   $1.26   $1.14   $1.00      --
Accumulation unit value at end of period              $1.23   $0.95   $1.55   $1.51   $1.26   $1.14      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period        $0.71   $0.98   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.00   $0.71   $0.98      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,968   1,437   1,011      --      --      --      --
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $0.88   $1.11   $1.08   $1.05   $1.04   $1.02   $1.00
Accumulation unit value at end of period              $0.93   $0.88   $1.11   $1.08   $1.05   $1.04   $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,722   1,874   2,572   2,734   2,737   1,660     568
---------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    115

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND - CLASS 2* (01/29/2003)
Accumulation unit value at beginning of period        $0.75   $1.41   $1.34   $1.25   $1.20   $1.15   $1.00
Accumulation unit value at end of period              $1.04   $0.75   $1.41   $1.34   $1.25   $1.20   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                    138     143     201     177     189     161      77
*Evergreen VA Diversified Capital Builder Fund - Class 2 liquidated on April 30, 2010.
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2* (01/29/2003)
Accumulation unit value at beginning of period        $0.87   $1.25   $1.23   $1.18   $1.21   $1.13   $1.00
Accumulation unit value at end of period              $1.13   $0.87   $1.25   $1.23   $1.18   $1.21   $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,505   1,858   2,243   2,365   2,195   1,451     530
*Evergreen VA Diversified Income Builder Fund - Class 2 liquidated on April 30, 2010.
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.17   $1.77   $1.67   $1.51   $1.41   $1.31   $1.00
Accumulation unit value at end of period              $1.56   $1.17   $1.77   $1.67   $1.51   $1.41   $1.31
Number of accumulation units outstanding at end of
period (000 omitted)                                    651     715     766     843     854     479     264
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.12   $1.94   $1.78   $1.63   $1.56   $1.40   $1.00
Accumulation unit value at end of period              $1.54   $1.12   $1.94   $1.78   $1.63   $1.56   $1.40
Number of accumulation units outstanding at end of
period (000 omitted)                                    379     489     512     547     566     259     155
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2* (01/29/2003)
Accumulation unit value at beginning of period        $0.96   $1.32   $1.31   $1.22   $1.23   $1.15   $1.00
Accumulation unit value at end of period              $1.44   $0.96   $1.32   $1.31   $1.22   $1.23   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,154   1,321   1,567   1,707   1,801   1,405     833
*Evergreen VA High Income Fund - Class 2 liquidated on April 30, 2010.
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.41   $2.45   $2.17   $1.79   $1.57   $1.35   $1.00
Accumulation unit value at end of period              $1.60   $1.41   $2.45   $2.17   $1.79   $1.57   $1.35
Number of accumulation units outstanding at end of
period (000 omitted)                                    515     562     707     749     663     508     247
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.23   $1.73   $1.57   $1.51   $1.48   $1.40   $1.00
Accumulation unit value at end of period              $1.74   $1.23   $1.73   $1.57   $1.51   $1.48   $1.40
Number of accumulation units outstanding at end of
period (000 omitted)                                    903   1,054   1,262   1,332   1,249   1,032     482
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.23   $1.83   $2.01   $1.69   $1.55   $1.31   $1.00
Accumulation unit value at end of period              $1.57   $1.23   $1.83   $2.01   $1.69   $1.55   $1.31
Number of accumulation units outstanding at end of
period (000 omitted)                                    289     375     607     612     579     541     292
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.21   $2.15   $1.86   $1.69   $1.47   $1.30   $1.00
Accumulation unit value at end of period              $1.61   $1.21   $2.15   $1.86   $1.69   $1.47   $1.30
Number of accumulation units outstanding at end of
period (000 omitted)                                  3,503   4,942   5,485   5,340   3,492   2,521     949
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $0.96   $1.85   $1.48   $1.41   $1.36   $1.34   $1.00
Accumulation unit value at end of period              $1.21   $0.96   $1.85   $1.48   $1.41   $1.36   $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                     80     149     216     204     212     256      63
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period        $1.04   $1.09   $1.06   $1.04   $1.03   $1.00      --
Accumulation unit value at end of period              $1.18   $1.04   $1.09   $1.06   $1.04   $1.03      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  3,324   2,970   3,093   1,151     850     387      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.48   $2.49   $2.19   $1.98   $1.71   $1.39   $1.00
Accumulation unit value at end of period              $2.04   $1.48   $2.49   $2.19   $1.98   $1.71   $1.39
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,469   1,963   1,807   1,634   1,386   1,244     537
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.41   $2.55   $2.21   $1.91   $1.63   $1.46   $1.00
Accumulation unit value at end of period              $1.75   $1.41   $2.55   $2.21   $1.91   $1.63   $1.46
Number of accumulation units outstanding at end of
period (000 omitted)                                    621     706     741     657     602     449      31
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.06   $1.87   $2.40   $2.02   $1.81   $1.40   $1.00
Accumulation unit value at end of period              $1.25   $1.06   $1.87   $2.40   $2.02   $1.81   $1.40
Number of accumulation units outstanding at end of
period (000 omitted)                                     69     136     185      47      61      33       9
---------------------------------------------------------------------------------------------------------------



 116    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period        $0.93   $1.34   $1.31   $1.12   $1.12   $1.00      --
Accumulation unit value at end of period              $1.24   $0.93   $1.34   $1.31   $1.12   $1.12      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    118      81     183     177     140     122      --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period        $0.88   $1.23   $1.28   $1.11   $1.09   $1.00      --
Accumulation unit value at end of period              $1.02   $0.88   $1.23   $1.28   $1.11   $1.09      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --       1       2      --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.31   $1.98   $2.06   $1.79   $1.67   $1.37   $1.00
Accumulation unit value at end of period              $1.66   $1.31   $1.98   $2.06   $1.79   $1.67   $1.37
Number of accumulation units outstanding at end of
period (000 omitted)                                    298     327     388     415     407     377     249
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.03   $1.83   $1.67   $1.56   $1.51   $1.38   $1.00
Accumulation unit value at end of period              $1.46   $1.03   $1.83   $1.67   $1.56   $1.51   $1.38
Number of accumulation units outstanding at end of
period (000 omitted)                                    108     170     289     304     258     237     132
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.11   $1.80   $1.77   $1.52   $1.39   $1.26   $1.00
Accumulation unit value at end of period              $1.38   $1.11   $1.80   $1.77   $1.52   $1.39   $1.26
Number of accumulation units outstanding at end of
period (000 omitted)                                  2,039   2,708   4,249   4,678   4,175   4,271   2,556
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.35   $2.30   $2.03   $1.70   $1.56   $1.34   $1.00
Accumulation unit value at end of period              $1.83   $1.35   $2.30   $2.03   $1.70   $1.56   $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                    321     465     554     551     582     494     287
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period        $1.41   $1.34   $1.23   $1.11   $1.16   $1.00      --
Accumulation unit value at end of period              $1.64   $1.41   $1.34   $1.23   $1.11   $1.16      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  2,669   2,507   3,063   1,940   1,079     474      --
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period        $0.83   $1.45   $1.44   $1.20   $1.12   $1.00      --
Accumulation unit value at end of period              $1.07   $0.83   $1.45   $1.44   $1.20   $1.12      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     27      27      26      24      16      16      --
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period        $0.96   $1.55   $1.52   $1.33   $1.20   $1.00      --
Accumulation unit value at end of period              $1.26   $0.96   $1.55   $1.52   $1.33   $1.20      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,575   1,810   1,826   1,418     863     435      --
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.58   $0.94   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.69   $0.58   $0.94      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.62   $1.05   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.84   $0.62   $1.05      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  4,026   3,261   2,250      --      --      --      --
---------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period        $0.60   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.85   $0.60   $1.03      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period        $0.97   $1.56   $1.43   $1.35   $1.32   $1.23   $1.00
Accumulation unit value at end of period              $1.33   $0.97   $1.56   $1.43   $1.35   $1.32   $1.23
Number of accumulation units outstanding at end of
period (000 omitted)                                     71     171     189     216     205     197      87
---------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period        $0.96   $1.62   $1.61   $1.45   $1.40   $1.34   $1.00
Accumulation unit value at end of period              $1.55   $0.96   $1.62   $1.61   $1.45   $1.40   $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                     72      58      78      78      79     116      49
---------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    117

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period        $1.11   $1.45   $1.42   $1.29   $1.28   $1.17   $1.00
Accumulation unit value at end of period              $1.29   $1.11   $1.45   $1.42   $1.29   $1.28   $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,781   2,179   3,481   3,622   3,293   3,031   1,127
---------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period        $1.94   $3.17   $2.53   $1.96   $1.71   $1.34   $1.00
Accumulation unit value at end of period              $2.54   $1.94   $3.17   $2.53   $1.96   $1.71   $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                     67     104     166      99     190     174      48
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period        $0.90   $1.69   $1.50   $1.42   $1.37   $1.31   $1.00
Accumulation unit value at end of period              $1.28   $0.90   $1.69   $1.50   $1.42   $1.37   $1.31
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,106   1,311   1,307   1,484   1,669   1,265     187
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period        $1.36   $2.32   $2.22   $1.92   $1.71   $1.46   $1.00
Accumulation unit value at end of period              $1.87   $1.36   $2.32   $2.22   $1.92   $1.71   $1.46
Number of accumulation units outstanding at end of
period (000 omitted)                                    159     260     302     307     237     201      56
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period        $0.29   $1.37   $1.39   $1.30   $1.29   $1.20   $1.00
Accumulation unit value at end of period              $0.36   $0.29   $1.37   $1.39   $1.30   $1.29   $1.20
Number of accumulation units outstanding at end of
period (000 omitted)                                    317     271     327     315     404     484     274
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period        $1.22   $2.00   $2.06   $1.83   $1.69   $1.44   $1.00
Accumulation unit value at end of period              $1.65   $1.22   $2.00   $2.06   $1.83   $1.69   $1.44
Number of accumulation units outstanding at end of
period (000 omitted)                                    197     263     300     301     404     435     155
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (01/29/2003)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period        $1.18   $1.40   $1.30   $1.23   $1.22   $1.14   $1.00
Accumulation unit value at end of period              $1.38   $1.18   $1.40   $1.30   $1.23   $1.22   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                  6,038   5,900   7,130   5,107   3,886   3,250   1,732
---------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period        $0.86   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.02   $0.86   $1.03      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  2,141   2,849   2,327      --      --      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period        $1.13   $1.38   $1.41   $1.40   $1.25   $1.19   $1.00
Accumulation unit value at end of period              $1.40   $1.13   $1.38   $1.41   $1.40   $1.25   $1.19
Number of accumulation units outstanding at end of
period (000 omitted)                                     37     114     141     132     125      93      30
---------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period        $0.93   $1.54   $1.67   $1.46   $1.41   $1.29   $1.00
Accumulation unit value at end of period              $1.19   $0.93   $1.54   $1.67   $1.46   $1.41   $1.29
Number of accumulation units outstanding at end of
period (000 omitted)                                     84      85      85     100     106     102      86
---------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period        $1.26   $2.28   $2.14   $1.70   $1.54   $1.35   $1.00
Accumulation unit value at end of period              $1.55   $1.26   $2.28   $2.14   $1.70   $1.54   $1.35
Number of accumulation units outstanding at end of
period (000 omitted)                                    352     387     409     434     492     469     199
---------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period        $0.91   $1.51   $1.52   $1.39   $1.34   $1.27   $1.00
Accumulation unit value at end of period              $1.20   $0.91   $1.51   $1.52   $1.39   $1.34   $1.27
Number of accumulation units outstanding at end of
period (000 omitted)                                      2       8       8       7       7       7       7
---------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period        $0.74   $1.24   $1.44   $1.25   $1.18   $1.00      --
Accumulation unit value at end of period              $0.96   $0.74   $1.24   $1.44   $1.25   $1.18      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     16      17      17     252      14      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period        $0.97   $1.82   $1.78   $1.71   $1.55   $1.33   $1.00
Accumulation unit value at end of period              $1.33   $0.97   $1.82   $1.78   $1.71   $1.55   $1.33
Number of accumulation units outstanding at end of
period (000 omitted)                                      5      10      12      14      15      14      11
---------------------------------------------------------------------------------------------------------------



 118    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period        $0.60   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.77   $0.60   $0.99      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  4,994   2,478   1,535      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period        $0.81   $1.29   $1.24   $1.09   $1.10   $1.00      --
Accumulation unit value at end of period              $1.09   $0.81   $1.29   $1.24   $1.09   $1.10      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     11      11      15      15       8      --      --
---------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (01/29/2003)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period        $1.29   $1.91   $2.04   $1.72   $1.65   $1.40   $1.00
Accumulation unit value at end of period              $1.73   $1.29   $1.91   $2.04   $1.72   $1.65   $1.40
Number of accumulation units outstanding at end of
period (000 omitted)                                    946   1,111   1,168     944     947     581      99
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period        $1.06   $1.05   $1.02   $0.99   $0.98   $0.99   $1.00
Accumulation unit value at end of period              $1.05   $1.06   $1.05   $1.02   $0.99   $0.98   $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                  4,950   4,388   4,213   3,193     568     568   1,098
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period        $1.04   $1.13   $1.09   $1.06   $1.06   $1.03   $1.00
Accumulation unit value at end of period              $1.18   $1.04   $1.13   $1.09   $1.06   $1.06   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                  6,388   6,055   5,832   3,371   1,113   1,080     392
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period        $1.39   $2.36   $2.22   $1.88   $1.69   $1.45   $1.00
Accumulation unit value at end of period              $1.74   $1.39   $2.36   $2.22   $1.88   $1.69   $1.45
Number of accumulation units outstanding at end of
period (000 omitted)                                  3,871   3,515   2,516   1,840     959     443     208
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period        $0.72   $1.27   $1.25   $1.10   $1.05   $1.00      --
Accumulation unit value at end of period              $0.88   $0.72   $1.27   $1.25   $1.10   $1.05      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  2,052   2,152   2,207   2,461   2,259   1,547      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period        $1.07   $1.09   $1.03   $1.00      --      --      --
Accumulation unit value at end of period              $1.13   $1.07   $1.09   $1.03      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  4,718   2,607   2,852   1,533      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period        $0.89   $1.21   $1.21   $1.11   $1.08   $1.00      --
Accumulation unit value at end of period              $1.36   $0.89   $1.21   $1.21   $1.11   $1.08      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    416     453     514     456     161      20      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period        $0.96   $1.20   $1.19   $1.12   $1.10   $1.00      --
Accumulation unit value at end of period              $1.34   $0.96   $1.20   $1.19   $1.12   $1.10      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  2,633   1,616   1,408     549      10      10      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period        $0.88   $1.62   $1.44   $1.47   $1.35   $1.26   $1.00
Accumulation unit value at end of period              $1.41   $0.88   $1.62   $1.44   $1.47   $1.35   $1.26
Number of accumulation units outstanding at end of
period (000 omitted)                                    140     149     141     159     171     135       3
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period        $0.54   $1.00   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.75   $0.54   $1.00      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period        $1.04   $1.69   $1.63   $1.44   $1.40   $1.29   $1.00
Accumulation unit value at end of period              $1.30   $1.04   $1.69   $1.63   $1.44   $1.40   $1.29
Number of accumulation units outstanding at end of
period (000 omitted)                                    420     387     565     658     702     731     508
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period        $1.01   $1.05   $1.01   $0.99   $0.99   $1.00   $1.00
Accumulation unit value at end of period              $1.05   $1.01   $1.05   $1.01   $0.99   $0.99   $1.00
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,906   1,317   1,896   1,370   1,541   1,552   1,170
---------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    119

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period        $0.85   $1.55   $1.52   $1.39   $1.30   $1.22   $1.00
Accumulation unit value at end of period              $1.14   $0.85   $1.55   $1.52   $1.39   $1.30   $1.22
Number of accumulation units outstanding at end of
period (000 omitted)                                    104     679     556      26      28      22      14
---------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period        $0.78   $1.30   $1.33   $1.13   $1.10   $1.00      --
Accumulation unit value at end of period              $0.96   $0.78   $1.30   $1.33   $1.13   $1.10      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     15      15      15      15      16      16      --
---------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period        $1.26   $2.76   $2.03   $1.54   $1.17   $1.00      --
Accumulation unit value at end of period              $2.16   $1.26   $2.76   $2.03   $1.54   $1.17      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    959   1,340     879     816     668     383      --
---------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period        $1.02   $1.74   $1.56   $1.28   $1.14   $1.00      --
Accumulation unit value at end of period              $1.28   $1.02   $1.74   $1.56   $1.28   $1.14      --
Number of accumulation units outstanding at end of
period (000 omitted)                                      1      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (01/29/2003)
Accumulation unit value at beginning of period        $1.08   $1.70   $1.77   $1.55   $1.51   $1.31   $1.00
Accumulation unit value at end of period              $1.36   $1.08   $1.70   $1.77   $1.55   $1.51   $1.31
Number of accumulation units outstanding at end of
period (000 omitted)                                  3,548   4,208   3,992   3,854   2,940   1,561     157
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (01/29/2003)
Accumulation unit value at beginning of period        $1.20   $1.80   $1.79   $1.57   $1.45   $1.29   $1.00
Accumulation unit value at end of period              $1.47   $1.20   $1.80   $1.79   $1.57   $1.45   $1.29
Number of accumulation units outstanding at end of
period (000 omitted)                                    117     158     245     226     197     192     117
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.46   $0.85   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.65   $0.46   $0.85      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    856   1,093     450      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.59   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.91   $0.59   $1.12      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (01/29/2003)
Accumulation unit value at beginning of period        $1.49   $2.44   $2.99   $2.20   $1.91   $1.42   $1.00
Accumulation unit value at end of period              $1.89   $1.49   $2.44   $2.99   $2.20   $1.91   $1.42
Number of accumulation units outstanding at end of
period (000 omitted)                                     27      33      48      45      47      49      29
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period        $1.07   $1.75   $2.14   $1.58   $1.38   $1.00      --
Accumulation unit value at end of period              $1.35   $1.07   $1.75   $2.14   $1.58   $1.38      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    110     127     129      89     102      44      --
---------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period        $1.19   $2.23   $1.94   $1.44   $1.20   $1.00      --
Accumulation unit value at end of period              $1.76   $1.19   $2.23   $1.94   $1.44   $1.20      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    972   1,290     726     601     413     214      --
---------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period        $0.83   $1.39   $1.34   $1.27   $1.15   $1.00      --
Accumulation unit value at end of period              $1.16   $0.83   $1.39   $1.34   $1.27   $1.15      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,369   1,352   1,212     727     609     300      --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND (04/30/2004)
(PREVIOUSLY WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period        $0.91   $1.31   $1.23   $1.12   $1.08   $1.00      --
Accumulation unit value at end of period              $1.04   $0.91   $1.31   $1.23   $1.12   $1.08      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period        $0.82   $1.28   $1.32   $1.10   $1.08   $1.00      --
Accumulation unit value at end of period              $1.04   $0.82   $1.28   $1.32   $1.10   $1.08      --
Number of accumulation units outstanding at end of
period (000 omitted)                                      2     291     211      --      --      --      --
---------------------------------------------------------------------------------------------------------------


 120    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period        $0.83   $1.32   $1.31   $1.12   $1.08   $1.00      --
Accumulation unit value at end of period              $0.95   $0.83   $1.32   $1.31   $1.12   $1.08      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    470      28      28      27      28      17      --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (04/30/2004)
Accumulation unit value at beginning of period        $0.88   $1.58   $1.42   $1.20   $1.11   $1.00      --
Accumulation unit value at end of period              $0.97   $0.88   $1.58   $1.42   $1.20   $1.11      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     17      17      18      19      --      --      --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (04/30/2004)
Accumulation unit value at beginning of period        $0.70   $1.17   $1.16   $1.02   $1.06   $1.00      --
Accumulation unit value at end of period              $0.94   $0.70   $1.17   $1.16   $1.02   $1.06      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     17      17      19      19      --      --      --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period        $0.69   $1.14   $1.08   $1.07   $1.03   $1.00      --
Accumulation unit value at end of period              $0.97   $0.69   $1.14   $1.08   $1.07   $1.03      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    612     123     120     148      93      17      --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND* (04/30/2004)
Accumulation unit value at beginning of period        $1.08   $1.07   $1.03   $1.01   $1.00   $1.00      --
Accumulation unit value at end of period              $1.06   $1.08   $1.07   $1.03   $1.01   $1.00      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    245     145      10       5       4      --      --
*Wells Fargo Advantage VT Money Market Fund liquidated on April 30, 2010.
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period        $0.87   $1.50   $1.34   $1.11   $1.06   $1.00      --
Accumulation unit value at end of period              $1.30   $0.87   $1.50   $1.34   $1.11   $1.06      --
Number of accumulation units outstanding at end of
period (000 omitted)                                      4       4       5       5      --      --      --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (04/30/2004)
Accumulation unit value at beginning of period        $1.12   $1.11   $1.06   $1.04   $1.03   $1.00      --
Accumulation unit value at end of period              $1.23   $1.12   $1.11   $1.06   $1.04   $1.03      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,604   1,580   2,364     639      80      --      --
---------------------------------------------------------------------------------------------------------------




VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                     2009    2008    2007    2006    2005    2004    2003    2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (07/31/2002)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                    $0.74   $1.56   $1.57   $1.41   $1.36   $1.25   $0.95    $1.00       --       --
Accumulation unit value at end of
period                                 $1.08   $0.74   $1.56   $1.57   $1.41   $1.36   $1.25    $0.95       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  73      92      99     111     124     123      83       --       --       --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (02/11/2000)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at
beginning of period                    $0.44   $0.77   $0.70   $0.67   $0.63   $0.60   $0.47    $0.63    $0.83    $1.00
Accumulation unit value at end of
period                                 $0.52   $0.44   $0.77   $0.70   $0.67   $0.63   $0.60    $0.47    $0.63    $0.83
Number of accumulation units
outstanding at end of period (000
omitted)                               1,387   1,626   2,002   2,777   3,612   4,617   5,063    5,490   10,247    8,641
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (03/01/2002)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                    $0.73   $1.29   $1.17   $1.12   $1.05   $1.00   $0.79    $1.00       --       --
Accumulation unit value at end of
period                                 $0.86   $0.73   $1.29   $1.17   $1.12   $1.05   $1.00    $0.79       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 267     282     282   1,208     192     121      18       --       --       --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (02/11/2000)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES)
Accumulation unit value at
beginning of period                    $0.72   $1.39   $1.27   $1.11   $1.03   $0.90   $0.68    $0.88    $0.97    $1.00
Accumulation unit value at end of
period                                 $1.01   $0.72   $1.39   $1.27   $1.11   $1.03   $0.90    $0.68    $0.88    $0.97
Number of accumulation units
outstanding at end of period (000
omitted)                                 396     561     787   1,099   1,197   1,399   1,743    1,419    3,126    3,627
---------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    121

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2009    2008    2007    2006    2005    2004    2003    2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/30/2002)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                    $0.99   $1.90   $1.75   $1.53   $1.42   $1.25   $0.94    $1.00       --       --
Accumulation unit value at end of
period                                 $1.38   $0.99   $1.90   $1.75   $1.53   $1.42   $1.25    $0.94       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  73     101     113     117     119      52      11       --       --       --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES I SHARES)
Accumulation unit value at
beginning of period                    $0.79   $1.15   $1.08   $1.00      --      --      --       --       --       --
Accumulation unit value at end of
period                                 $1.00   $0.79   $1.15   $1.08      --      --      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                               1,457   1,848   2,491   2,734      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                    $0.78   $1.14   $1.08   $1.00      --      --      --       --       --       --
Accumulation unit value at end of
period                                 $0.99   $0.78   $1.14   $1.08      --      --      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                    $0.72   $1.03   $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of
period                                 $0.90   $0.72   $1.03      --      --      --      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                    $0.61   $1.04   $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of
period                                 $0.81   $0.61   $1.04      --      --      --      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                               2,362   1,099     766      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (05/01/2006)
(PREVIOUSLY AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                    $0.78   $1.12   $1.04   $1.00      --      --      --       --       --       --
Accumulation unit value at end of
period                                 $1.00   $0.78   $1.12   $1.04      --      --      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at
beginning of period                    $0.82   $1.00      --      --      --      --      --       --       --       --
Accumulation unit value at end of
period                                 $1.01   $0.82      --      --      --      --      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  13      13      --      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (02/11/2000)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at
beginning of period                    $0.28   $0.55   $0.47   $0.44   $0.43   $0.41   $0.29    $0.51    $0.70    $1.00
Accumulation unit value at end of
period                                 $0.43   $0.28   $0.55   $0.47   $0.44   $0.43   $0.41    $0.29    $0.51    $0.70
Number of accumulation units
outstanding at end of period (000
omitted)                               1,328   1,522   1,834   2,665   2,981   3,267   3,866    3,655    6,380    9,543
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at
beginning of period                    $0.97   $1.66   $1.61   $1.40   $1.36   $1.24   $0.95    $1.00       --       --
Accumulation unit value at end of
period                                 $1.15   $0.97   $1.66   $1.61   $1.40   $1.36   $1.24    $0.95       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 229     229     229     227     230      79      20        1       --       --
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO (CLASS B) (02/11/2000)
Accumulation unit value at
beginning of period                    $1.23   $1.34   $1.30   $1.28   $1.27   $1.25   $1.23    $1.16    $1.09    $1.00
Accumulation unit value at end of
period                                 $1.43   $1.23   $1.34   $1.30   $1.28   $1.27   $1.25    $1.23    $1.16    $1.09
Number of accumulation units
outstanding at end of period (000
omitted)                                 992   1,228     846     862     889     920     966    1,192    1,123      319
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at
beginning of period                    $0.87   $1.90   $1.82   $1.37   $1.20   $1.00      --       --       --       --
Accumulation unit value at end of
period                                 $1.15   $0.87   $1.90   $1.82   $1.37   $1.20      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                               2,470   3,015   2,174   2,166   1,624     627      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------



 122    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2009    2008    2007    2006    2005    2004    2003    2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (02/11/2000)
Accumulation unit value at
beginning of period                    $0.45   $0.76   $0.68   $0.70   $0.62   $0.58   $0.48    $0.70    $0.86    $1.00
Accumulation unit value at end of
period                                 $0.61   $0.45   $0.76   $0.68   $0.70   $0.62   $0.58    $0.48    $0.70    $0.86
Number of accumulation units
outstanding at end of period (000
omitted)                               1,364   1,741   2,262   3,220   3,655   3,938   4,901    4,631    7,466    9,298
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at
beginning of period                    $1.10   $1.13   $1.05   $1.05   $1.05   $1.00      --       --       --       --
Accumulation unit value at end of
period                                 $1.19   $1.10   $1.13   $1.05   $1.05   $1.05      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                               1,983   1,853   2,871   2,934   2,335     799      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (05/01/2006)
Accumulation unit value at
beginning of period                    $0.68   $1.25   $1.08   $1.00      --      --      --       --       --       --
Accumulation unit value at end of
period                                 $0.89   $0.68   $1.25   $1.08      --      --      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at
beginning of period                    $0.67   $0.90   $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of
period                                 $0.85   $0.67   $0.90      --      --      --      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  30      --      --      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (05/01/2006)
Accumulation unit value at
beginning of period                    $0.66   $1.14   $0.96   $1.00      --      --      --       --       --       --
Accumulation unit value at end of
period                                 $0.87   $0.66   $1.14   $0.96      --      --      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  54      11      11     178      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at
beginning of period                    $0.88   $1.22   $1.31   $1.13   $1.09   $1.00      --       --       --       --
Accumulation unit value at end of
period                                 $1.04   $0.88   $1.22   $1.31   $1.13   $1.09      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  60      66      90      87      91      41      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at
beginning of period                    $0.79   $1.07   $1.07   $1.00      --      --      --       --       --       --
Accumulation unit value at end of
period                                 $1.12   $0.79   $1.07   $1.07      --      --      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 123       5      --      40      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at
beginning of period                    $0.67   $1.12   $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of
period                                 $0.83   $0.67   $1.12      --      --      --      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                               3,008   2,267   1,665      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at
beginning of period                    $0.58   $1.14   $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of
period                                 $0.78   $0.58   $1.14      --      --      --      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at
beginning of period                    $0.70   $0.99   $1.03   $1.00      --      --      --       --       --       --
Accumulation unit value at end of
period                                 $0.86   $0.70   $0.99   $1.03      --      --      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                               2,111   1,614   1,509      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at
beginning of period                    $0.72   $1.10   $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of
period                                 $0.84   $0.72   $1.10      --      --      --      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  76       9      --      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - U.S. EQUITY FLEX I PORTFOLIO* (10/02/2009)
Accumulation unit value at
beginning of period                    $1.00      --      --      --      --      --      --       --       --       --
Accumulation unit value at end of
period                                 $1.08      --      --      --      --      --      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 112      --      --      --      --      --      --       --       --       --
*Credit Suisse Trust - U.S. Equity Flex III Portfolio reorganized into Credit Suisse Trust - U.S. Equity Flex I Portfolio on Oct. 2, 2009.
---------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    123

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2009    2008    2007    2006    2005    2004    2003    2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at
beginning of period                    $0.57   $0.98   $0.98   $1.00      --      --      --       --       --       --
Accumulation unit value at end of
period                                 $0.76   $0.57   $0.98   $0.98      --      --      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at
beginning of period                    $0.70   $1.21   $1.07   $1.05   $1.03   $1.00      --       --       --       --
Accumulation unit value at end of
period                                 $1.08   $0.70   $1.21   $1.07   $1.05   $1.03      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 454     550     562     865     513     206      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2003)
Accumulation unit value at
beginning of period                    $1.01   $1.56   $1.47   $1.37   $1.34   $1.29   $1.00       --       --       --
Accumulation unit value at end of
period                                 $1.33   $1.01   $1.56   $1.47   $1.37   $1.34   $1.29       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at
beginning of period                    $0.88   $1.27   $1.20   $1.05   $1.03   $1.00      --       --       --       --
Accumulation unit value at end of
period                                 $1.05   $0.88   $1.27   $1.20   $1.05   $1.03      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 121     160     160     157     160      88      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at
beginning of period                    $0.62   $1.09   $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of
period                                 $0.76   $0.62   $1.09      --      --      --      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  44       2      --      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at
beginning of period                    $0.67   $1.09   $1.06   $1.00      --      --      --       --       --       --
Accumulation unit value at end of
period                                 $0.86   $0.67   $1.09   $1.06      --      --      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at
beginning of period                    $0.70   $0.98   $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of
period                                 $1.00   $0.70   $0.98      --      --      --      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                               1,181     987     882      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                    $0.91   $1.15   $1.11   $1.09   $1.08   $1.06   $1.04    $1.00       --       --
Accumulation unit value at end of
period                                 $0.96   $0.91   $1.15   $1.11   $1.09   $1.08   $1.06    $1.04       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 152     266     309     298     307     329     310       --       --       --
---------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND - CLASS 2* (07/31/2002)
Accumulation unit value at
beginning of period                    $0.74   $1.38   $1.32   $1.22   $1.18   $1.13   $1.00    $1.00       --       --
Accumulation unit value at end of
period                                 $1.02   $0.74   $1.38   $1.32   $1.22   $1.18   $1.13    $1.00       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                   7       7       7       7       7       7       7       --       --       --
*Evergreen VA Diversified Capital Builder Fund - Class 2 liquidated on April 30, 2010.
---------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2* (07/31/2002)
Accumulation unit value at
beginning of period                    $0.94   $1.36   $1.34   $1.29   $1.32   $1.24   $1.08    $1.00       --       --
Accumulation unit value at end of
period                                 $1.23   $0.94   $1.36   $1.34   $1.29   $1.32   $1.24    $1.08       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  47      47      86     118     119      95      76       --       --       --
*Evergreen VA Diversified Income Builder Fund - Class 2 liquidated on April 30, 2010.
---------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (08/30/2002)
Accumulation unit value at
beginning of period                    $1.09   $1.65   $1.55   $1.40   $1.31   $1.22   $0.96    $1.00       --       --
Accumulation unit value at end of
period                                 $1.45   $1.09   $1.65   $1.55   $1.40   $1.31   $1.22    $0.96       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  95     100     113     124     147      89      90       21       --       --
---------------------------------------------------------------------------------------------------------------------------



 124    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2009    2008    2007    2006    2005    2004    2003    2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                    $1.08   $1.87   $1.71   $1.57   $1.50   $1.34   $0.98    $1.00       --       --
Accumulation unit value at end of
period                                 $1.48   $1.08   $1.87   $1.71   $1.57   $1.50   $1.34    $0.98       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  17      16      18      15      19      16      14       --       --       --
---------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2* (07/31/2002)
Accumulation unit value at
beginning of period                    $1.01   $1.38   $1.37   $1.28   $1.28   $1.20   $1.03    $1.00       --       --
Accumulation unit value at end of
period                                 $1.50   $1.01   $1.38   $1.37   $1.28   $1.28   $1.20    $1.03       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 109     152     167     167     170     181     123       --       --       --
*Evergreen VA High Income Fund - Class 2 liquidated on April 30, 2010.
---------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                    $1.25   $2.18   $1.93   $1.60   $1.40   $1.20   $0.93    $1.00       --       --
Accumulation unit value at end of
period                                 $1.42   $1.25   $2.18   $1.93   $1.60   $1.40   $1.20    $0.93       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  76     100     135     166     163     169     123       --       --       --
---------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                    $1.16   $1.62   $1.48   $1.42   $1.39   $1.32   $0.96    $1.00       --       --
Accumulation unit value at end of
period                                 $1.64   $1.16   $1.62   $1.48   $1.42   $1.39   $1.32    $0.96       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  30      47      64      71      83      82      65        3       --       --
---------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                    $1.14   $1.69   $1.86   $1.56   $1.43   $1.21   $0.95    $1.00       --       --
Accumulation unit value at end of
period                                 $1.44   $1.14   $1.69   $1.86   $1.56   $1.43   $1.21    $0.95       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  21      35      67     106      99      78      55        2       --       --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at
beginning of period                    $0.86   $1.33   $1.24   $1.13   $1.09   $1.05   $0.91    $1.00       --       --
Accumulation unit value at end of
period                                 $1.17   $0.86   $1.33   $1.24   $1.13   $1.09   $1.05    $0.91       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --       9      14      14      15        3       --       --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (08/30/2002)
Accumulation unit value at
beginning of period                    $1.13   $2.01   $1.74   $1.58   $1.38   $1.22   $0.97    $1.00       --       --
Accumulation unit value at end of
period                                 $1.51   $1.13   $2.01   $1.74   $1.58   $1.38   $1.22    $0.97       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                               3,380   4,458   4,603   5,502   3,396   1,696     275       --       --       --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (03/03/2003)
Accumulation unit value at
beginning of period                    $1.02   $1.77   $1.69   $1.51   $1.27   $1.27   $1.00       --       --       --
Accumulation unit value at end of
period                                 $1.37   $1.02   $1.77   $1.69   $1.51   $1.27   $1.27       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (02/11/2000)
Accumulation unit value at
beginning of period                    $0.70   $1.22   $1.11   $1.00   $0.94   $0.91   $0.74    $0.91    $1.01    $1.00
Accumulation unit value at end of
period                                 $0.88   $0.70   $1.22   $1.11   $1.00   $0.94   $0.91    $0.74    $0.91    $1.01
Number of accumulation units
outstanding at end of period (000
omitted)                               1,719   2,275   3,050   3,548   3,902   4,085   3,720    3,068    2,950    2,250
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at
beginning of period                    $0.78   $1.36   $1.24   $1.12   $1.06   $1.02   $0.85    $1.00       --       --
Accumulation unit value at end of
period                                 $0.98   $0.78   $1.36   $1.24   $1.12   $1.06   $1.02    $0.85       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at
beginning of period                    $0.68   $1.30   $1.04   $1.00   $0.96   $0.95   $0.73    $1.00       --       --
Accumulation unit value at end of
period                                 $0.85   $0.68   $1.30   $1.04   $1.00   $0.96   $0.95    $0.73       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  41      44      74      64      46      70      50       --       --       --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (03/03/2003)
Accumulation unit value at
beginning of period                    $1.06   $1.44   $1.43   $1.31   $1.30   $1.21   $1.00       --       --       --
Accumulation unit value at end of
period                                 $1.50   $1.06   $1.44   $1.43   $1.31   $1.30   $1.21       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    125

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2009    2008    2007    2006    2005    2004    2003    2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at
beginning of period                    $1.01   $1.06   $1.04   $1.00      --      --      --       --       --       --
Accumulation unit value at end of
period                                 $1.15   $1.01   $1.06   $1.04      --      --      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                               1,696   1,797   1,595      20      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (02/11/2000)
Accumulation unit value at
beginning of period                    $1.41   $2.36   $2.08   $1.88   $1.61   $1.31   $0.96    $1.09    $1.14    $1.00
Accumulation unit value at end of
period                                 $1.94   $1.41   $2.36   $2.08   $1.88   $1.61   $1.31    $0.96    $1.09    $1.14
Number of accumulation units
outstanding at end of period (000
omitted)                               1,482   1,817   2,472   3,539   3,997   4,551   5,037    5,481    7,878   10,072
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at
beginning of period                    $1.29   $2.17   $1.91   $1.73   $1.49   $1.21   $0.89    $1.00       --       --
Accumulation unit value at end of
period                                 $1.78   $1.29   $2.17   $1.91   $1.73   $1.49   $1.21    $0.89       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 984   1,263   1,081   1,005     665     299     170       27       --       --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (02/11/2000)
Accumulation unit value at
beginning of period                    $0.66   $1.19   $1.04   $0.89   $0.76   $0.68   $0.48    $0.62    $0.80    $1.00
Accumulation unit value at end of
period                                 $0.82   $0.66   $1.19   $1.04   $0.89   $0.76   $0.68    $0.48    $0.62    $0.80
Number of accumulation units
outstanding at end of period (000
omitted)                                 544   1,476   1,677   1,079   1,172   1,219   1,060    3,767      933    1,064
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at
beginning of period                    $1.40   $2.54   $2.21   $1.90   $1.63   $1.46   $1.00       --       --       --
Accumulation unit value at end of
period                                 $1.74   $1.40   $2.54   $2.21   $1.90   $1.63   $1.46       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 782     835     796     972     880     422      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (02/11/2000)
Accumulation unit value at
beginning of period                    $1.43   $2.52   $3.23   $2.72   $2.44   $1.88   $1.41    $1.40    $1.32    $1.00
Accumulation unit value at end of
period                                 $1.67   $1.43   $2.52   $3.23   $2.72   $2.44   $1.88    $1.41    $1.40    $1.32
Number of accumulation units
outstanding at end of period (000
omitted)                                 398     432     671     910     960     841     925      967      685      269
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2003)
Accumulation unit value at
beginning of period                    $1.14   $1.65   $1.61   $1.39   $1.39   $1.24   $1.00       --       --       --
Accumulation unit value at end of
period                                 $1.52   $1.14   $1.65   $1.61   $1.39   $1.39   $1.24       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 136     117     104      41      41      21      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at
beginning of period                    $0.74   $1.03   $1.07   $1.00      --      --      --       --       --       --
Accumulation unit value at end of
period                                 $0.85   $0.74   $1.03   $1.07      --      --      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at
beginning of period                    $1.08   $1.64   $1.71   $1.49   $1.39   $1.14   $0.88    $1.00       --       --
Accumulation unit value at end of
period                                 $1.38   $1.08   $1.64   $1.71   $1.49   $1.39   $1.14    $0.88       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  34      39      71      69      65      70      52       --       --       --
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at
beginning of period                    $0.76   $1.35   $1.23   $1.15   $1.12   $1.02   $0.75    $1.00       --       --
Accumulation unit value at end of
period                                 $1.08   $0.76   $1.35   $1.23   $1.15   $1.12   $1.02    $0.75       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  44      40     109     122     130     142      94       --       --       --
---------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (02/11/2000)
Accumulation unit value at
beginning of period                    $1.19   $1.92   $1.88   $1.62   $1.48   $1.34   $1.09    $1.25    $1.19    $1.00
Accumulation unit value at end of
period                                 $1.47   $1.19   $1.92   $1.88   $1.62   $1.48   $1.34    $1.09    $1.25    $1.19
Number of accumulation units
outstanding at end of period (000
omitted)                               1,461   1,611   2,023   2,313   2,432   2,461   1,354      690      473       79
---------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at
beginning of period                    $1.10   $1.87   $1.64   $1.38   $1.27   $1.09   $0.84    $1.00       --       --
Accumulation unit value at end of
period                                 $1.48   $1.10   $1.87   $1.64   $1.38   $1.27   $1.09    $0.84       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 472     440     778     909     892     833     387      330       --       --
---------------------------------------------------------------------------------------------------------------------------



 126    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2009    2008    2007    2006    2005    2004    2003    2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at
beginning of period                    $1.40   $1.34   $1.23   $1.11   $1.16   $1.00      --       --       --       --
Accumulation unit value at end of
period                                 $1.64   $1.40   $1.34   $1.23   $1.11   $1.16      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                               1,801   1,726   2,348   1,894     871     313      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at
beginning of period                    $0.63   $1.11   $1.10   $1.00      --      --      --       --       --       --
Accumulation unit value at end of
period                                 $0.81   $0.63   $1.11   $1.10      --      --      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 134      96      56      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC FUND - INSTITUTIONAL SHARES (02/11/2000)
(PREVIOUSLY GOLDMAN SACHS VIT CAPITAL GROWTH FUND - INSTITUTIONAL SHARES)
Accumulation unit value at
beginning of period                    $0.52   $0.91   $0.84   $0.79   $0.78   $0.72   $0.59    $0.80    $0.95    $1.00
Accumulation unit value at end of
period                                 $0.76   $0.52   $0.91   $0.84   $0.79   $0.78   $0.72    $0.59    $0.80    $0.95
Number of accumulation units
outstanding at end of period (000
omitted)                                 485     402     603     790     986   1,121   1,066    1,135    1,090    1,157
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2003)
Accumulation unit value at
beginning of period                    $1.31   $2.12   $2.09   $1.83   $1.65   $1.33   $1.00       --       --       --
Accumulation unit value at end of
period                                 $1.72   $1.31   $2.12   $2.09   $1.83   $1.65   $1.33       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                               1,228   1,396   1,518   1,436     949     393      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND - INSTITUTIONAL SHARES (02/11/2000)
Accumulation unit value at
beginning of period                    $0.59   $1.11   $1.04   $0.87   $0.78   $0.69   $0.52    $0.65    $0.85    $1.00
Accumulation unit value at end of
period                                 $0.75   $0.59   $1.11   $1.04   $0.87   $0.78   $0.69    $0.52    $0.65    $0.85
Number of accumulation units
outstanding at end of period (000
omitted)                                 248     287     351     483     630     618     735      634      630      621
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (02/11/2000)
Accumulation unit value at
beginning of period                    $0.63   $1.01   $1.05   $0.94   $0.90   $0.79   $0.62    $0.81    $0.94    $1.00
Accumulation unit value at end of
period                                 $0.75   $0.63   $1.01   $1.05   $0.94   $0.90   $0.79    $0.62    $0.81    $0.94
Number of accumulation units
outstanding at end of period (000
omitted)                                 530   1,149   1,251     888     880     911     741      666    1,747    1,910
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (02/11/2000)
Accumulation unit value at
beginning of period                    $0.31   $0.57   $0.48   $0.43   $0.39   $0.33   $0.25    $0.35    $0.58    $1.00
Accumulation unit value at end of
period                                 $0.45   $0.31   $0.57   $0.48   $0.43   $0.39   $0.33    $0.25    $0.35    $0.58
Number of accumulation units
outstanding at end of period (000
omitted)                               1,057   1,535   1,715   2,068   2,545   3,020   3,748    3,767    5,754    8,739
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at
beginning of period                    $0.27   $0.49   $0.41   $0.38   $0.35   $0.35   $0.24    $0.42    $0.68    $1.00
Accumulation unit value at end of
period                                 $0.41   $0.27   $0.49   $0.41   $0.38   $0.35   $0.35    $0.24    $0.42    $0.68
Number of accumulation units
outstanding at end of period (000
omitted)                                 298     374     436     653     960   1,339   2,256    1,352    2,516    3,873
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (02/11/2000)
Accumulation unit value at
beginning of period                    $0.43   $0.72   $0.64   $0.58   $0.57   $0.56   $0.43    $0.60    $0.81    $1.00
Accumulation unit value at end of
period                                 $0.57   $0.43   $0.72   $0.64   $0.58   $0.57   $0.56    $0.43    $0.60    $0.81
Number of accumulation units
outstanding at end of period (000
omitted)                               5,519   5,464   5,544   3,179   3,654   4,012   5,078    5,747    8,149   12,345
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (02/11/2000)
Accumulation unit value at
beginning of period                    $0.69   $1.46   $1.16   $0.80   $0.62   $0.53   $0.40    $0.55    $0.73    $1.00
Accumulation unit value at end of
period                                 $1.21   $0.69   $1.46   $1.16   $0.80   $0.62   $0.53    $0.40    $0.55    $0.73
Number of accumulation units
outstanding at end of period (000
omitted)                               2,102   2,694   2,756   2,778   2,877   3,282   4,438    4,904    7,177    7,309
---------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO - CLASS 1 SHARES (04/24/2009)
Accumulation unit value at
beginning of period                    $1.00      --      --      --      --      --      --       --       --       --
Accumulation unit value at end of
period                                 $1.32      --      --      --      --      --      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  87      --      --      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (02/11/2000)
Accumulation unit value at
beginning of period                    $0.79   $1.27   $1.17   $0.97   $0.89   $0.79   $0.62    $0.71    $0.95    $1.00
Accumulation unit value at end of
period                                 $0.94   $0.79   $1.27   $1.17   $0.97   $0.89   $0.79    $0.62    $0.71    $0.95
Number of accumulation units
outstanding at end of period (000
omitted)                                  54     199     310     388     441     430     427      281      201      101
---------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    127

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2009    2008    2007    2006    2005    2004    2003    2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT U.S. STRATEGIC EQUITY PORTFOLIO - SERVICE SHARES (02/11/2000)
Accumulation unit value at
beginning of period                    $0.79   $1.25   $1.28   $1.11   $1.09   $0.99   $0.81    $0.98    $1.08    $1.00
Accumulation unit value at end of
period                                 $0.99   $0.79   $1.25   $1.28   $1.11   $1.09   $0.99    $0.81    $0.98    $1.08
Number of accumulation units
outstanding at end of period (000
omitted)                                 126     143     231     222     267     271     193      147       63       70
---------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at
beginning of period                    $0.60   $1.03   $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of
period                                 $0.84   $0.60   $1.03      --      --      --      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  25      --      --      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
LVIP BARON GROWTH OPPORTUNITIES FUND - SERVICE CLASS (02/11/2000)
Accumulation unit value at
beginning of period                    $1.00   $1.67   $1.64   $1.44   $1.42   $1.15   $0.89    $1.06    $0.96    $1.00
Accumulation unit value at end of
period                                 $1.36   $1.00   $1.67   $1.64   $1.44   $1.42   $1.15    $0.89    $1.06    $0.96
Number of accumulation units
outstanding at end of period (000
omitted)                                 256     321     607     820     969   1,061   1,193      624    1,044      668
---------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at
beginning of period                    $0.97   $1.56   $1.43   $1.35   $1.32   $1.23   $1.00       --       --       --
Accumulation unit value at end of
period                                 $1.32   $0.97   $1.56   $1.43   $1.35   $1.32   $1.23       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2003)
Accumulation unit value at
beginning of period                    $1.15   $1.75   $1.61   $1.45   $1.37   $1.25   $1.00       --       --       --
Accumulation unit value at end of
period                                 $1.44   $1.15   $1.75   $1.61   $1.45   $1.37   $1.25       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at
beginning of period                    $0.87   $1.32   $1.22   $1.10   $1.04   $0.95   $0.80    $1.00       --       --
Accumulation unit value at end of
period                                 $1.08   $0.87   $1.32   $1.22   $1.10   $1.04   $0.95    $0.80       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  10      10      10      10       8       8      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (02/11/2000)
Accumulation unit value at
beginning of period                    $0.53   $0.89   $0.88   $0.79   $0.76   $0.73   $0.55    $0.82    $0.88    $1.00
Accumulation unit value at end of
period                                 $0.85   $0.53   $0.89   $0.88   $0.79   $0.76   $0.73    $0.55    $0.82    $0.88
Number of accumulation units
outstanding at end of period (000
omitted)                                 571     676     864   1,889   2,075   2,485   5,133    4,295    9,128    5,110
---------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at
beginning of period                    $0.69   $1.16   $1.16   $1.04   $1.01   $0.96   $0.73    $1.00       --       --
Accumulation unit value at end of
period                                 $1.11   $0.69   $1.16   $1.16   $1.04   $1.01   $0.96    $0.73       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  10      --      --      13      14      13      13       --       --       --
---------------------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES - INITIAL CLASS (02/11/2000)
Accumulation unit value at
beginning of period                    $0.62   $0.98   $0.88   $0.81   $0.76   $0.67   $0.55    $0.73    $0.95    $1.00
Accumulation unit value at end of
period                                 $0.79   $0.62   $0.98   $0.88   $0.81   $0.76   $0.67    $0.55    $0.73    $0.95
Number of accumulation units
outstanding at end of period (000
omitted)                               1,207   1,335   1,463   1,789   2,180   2,940   2,362    2,675    3,850    2,978
---------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at
beginning of period                    $1.00   $1.31   $1.28   $1.17   $1.16   $1.06   $0.93    $1.00       --       --
Accumulation unit value at end of
period                                 $1.16   $1.00   $1.31   $1.28   $1.17   $1.16   $1.06    $0.93       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 317     466     606   1,316   1,434   1,589   1,453        6       --       --
---------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (02/11/2000)
Accumulation unit value at
beginning of period                    $1.10   $1.79   $1.42   $1.10   $0.96   $0.75   $0.56    $0.73    $0.98    $1.00
Accumulation unit value at end of
period                                 $1.44   $1.10   $1.79   $1.42   $1.10   $0.96   $0.75    $0.56    $0.73    $0.98
Number of accumulation units
outstanding at end of period (000
omitted)                                 728   1,193   1,334   1,351   1,659   1,728   1,521    2,042    2,469    3,551
---------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at
beginning of period                    $1.61   $2.63   $2.09   $1.62   $1.41   $1.11   $0.85    $1.00       --       --
Accumulation unit value at end of
period                                 $2.10   $1.61   $2.63   $2.09   $1.62   $1.41   $1.11    $0.85       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  51      45      70      74      64      56      34       --       --       --
---------------------------------------------------------------------------------------------------------------------------



 128    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2009    2008    2007    2006    2005    2004    2003    2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at
beginning of period                    $0.85   $1.59   $1.42   $1.34   $1.30   $1.24   $0.97    $1.00       --       --
Accumulation unit value at end of
period                                 $1.21   $0.85   $1.59   $1.42   $1.34   $1.30   $1.24    $0.97       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 158     164     278     330     328     322     165       --       --       --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at
beginning of period                    $1.21   $2.06   $1.97   $1.71   $1.52   $1.30   $0.93    $1.00       --       --
Accumulation unit value at end of
period                                 $1.66   $1.21   $2.06   $1.97   $1.71   $1.52   $1.30    $0.93       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 136     155     194     197     168      54      13        9       --       --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at
beginning of period                    $0.27   $1.26   $1.29   $1.20   $1.19   $1.11   $1.00       --       --       --
Accumulation unit value at end of
period                                 $0.33   $0.27   $1.26   $1.29   $1.20   $1.19   $1.11       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  73     116       4       4       4      16      14       --       --       --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (07/31/2002)
Accumulation unit value at
beginning of period                    $1.14   $1.87   $1.93   $1.71   $1.58   $1.35   $0.95    $1.00       --       --
Accumulation unit value at end of
period                                 $1.54   $1.14   $1.87   $1.93   $1.71   $1.58   $1.35    $0.95       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  91      73     103      95     102     106      81       13       --       --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (08/30/2002)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at
beginning of period                    $1.15   $1.37   $1.27   $1.21   $1.20   $1.12   $1.04    $1.00       --       --
Accumulation unit value at end of
period                                 $1.35   $1.15   $1.37   $1.27   $1.21   $1.20   $1.12    $1.04       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                               3,647   3,319   3,876   2,715   1,678     741     108       --       --       --
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at
beginning of period                    $0.85   $1.03   $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of
period                                 $1.02   $0.85   $1.03      --      --      --      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                               1,414   2,026   2,055      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/30/2002)
Accumulation unit value at
beginning of period                    $1.08   $1.32   $1.35   $1.33   $1.20   $1.13   $0.97    $1.00       --       --
Accumulation unit value at end of
period                                 $1.33   $1.08   $1.32   $1.35   $1.33   $1.20   $1.13    $0.97       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  50      58      72      75      56      44      28       --       --       --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at
beginning of period                    $0.72   $1.19   $1.29   $1.13   $1.09   $1.00   $0.81    $1.00       --       --
Accumulation unit value at end of
period                                 $0.92   $0.72   $1.19   $1.29   $1.13   $1.09   $1.00    $0.81       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      30      32      33      35      37      39       --       --       --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at
beginning of period                    $0.89   $1.19   $1.15   $1.11   $1.11   $1.08   $1.05    $1.00       --       --
Accumulation unit value at end of
period                                 $1.28   $0.89   $1.19   $1.15   $1.11   $1.11   $1.08    $1.05       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --       2       2      16       16       --       --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at
beginning of period                    $1.00   $1.81   $1.70   $1.35   $1.22   $1.07   $0.85    $1.00       --       --
Accumulation unit value at end of
period                                 $1.23   $1.00   $1.81   $1.70   $1.35   $1.22   $1.07    $0.85       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  23      56      64      67      82      83      77        7       --       --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at
beginning of period                    $0.91   $1.50   $1.52   $1.39   $1.34   $1.27   $1.00       --       --       --
Accumulation unit value at end of
period                                 $1.19   $0.91   $1.50   $1.52   $1.39   $1.34   $1.27       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at
beginning of period                    $0.74   $1.24   $1.44   $1.25   $1.18   $1.00      --       --       --       --
Accumulation unit value at end of
period                                 $0.96   $0.74   $1.24   $1.44   $1.25   $1.18      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  49       9      13     388      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    129

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2009    2008    2007    2006    2005    2004    2003    2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at
beginning of period                    $0.71   $1.33   $1.30   $1.25   $1.14   $0.97   $0.74    $1.00       --       --
Accumulation unit value at end of
period                                 $0.97   $0.71   $1.33   $1.30   $1.25   $1.14   $0.97    $0.74       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  17      --      --      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (02/11/2000)
Accumulation unit value at
beginning of period                    $1.59   $2.85   $2.79   $2.34   $2.13   $1.90   $1.29    $1.51    $1.18    $1.00
Accumulation unit value at end of
period                                 $2.47   $1.59   $2.85   $2.79   $2.34   $2.13   $1.90    $1.29    $1.51    $1.18
Number of accumulation units
outstanding at end of period (000
omitted)                                 451     472     635     968   1,036   1,354     833    1,130    1,596      491
---------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO, INVESTMENT CLASS (02/11/2000)
Accumulation unit value at
beginning of period                    $1.92   $2.68   $2.79   $2.45   $2.29   $1.86   $1.34    $1.58    $1.33    $1.00
Accumulation unit value at end of
period                                 $2.56   $1.92   $2.68   $2.79   $2.45   $2.29   $1.86    $1.34    $1.58    $1.33
Number of accumulation units
outstanding at end of period (000
omitted)                                 240     333     428     588     734     852     678      993      705      640
---------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at
beginning of period                    $0.60   $0.99   $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of
period                                 $0.77   $0.60   $0.99      --      --      --      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                               3,147   1,936   1,541      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at
beginning of period                    $0.80   $1.29   $1.24   $1.09   $1.10   $1.00      --       --       --       --
Accumulation unit value at end of
period                                 $1.08   $0.80   $1.29   $1.24   $1.09   $1.10      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (07/31/2002)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at
beginning of period                    $1.19   $1.77   $1.89   $1.59   $1.53   $1.30   $0.96    $1.00       --       --
Accumulation unit value at end of
period                                 $1.60   $1.19   $1.77   $1.89   $1.59   $1.53   $1.30    $0.96       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                               1,308   1,474   1,618   1,525   1,501     718      23        3       --       --
---------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (02/11/2000)
Accumulation unit value at
beginning of period                    $0.75   $1.09   $1.09   $0.97   $0.94   $0.88   $0.74    $0.86    $0.98    $1.00
Accumulation unit value at end of
period                                 $0.92   $0.75   $1.09   $1.09   $0.97   $0.94   $0.88    $0.74    $0.86    $0.98
Number of accumulation units
outstanding at end of period (000
omitted)                               1,004   1,330   1,631   1,534   1,393   1,424   1,263      915      851      613
---------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (02/11/2000)
Accumulation unit value at
beginning of period                    $1.10   $1.10   $1.06   $1.03   $1.02   $1.03   $1.04    $1.05    $1.03    $1.00
Accumulation unit value at end of
period                                 $1.09   $1.10   $1.10   $1.06   $1.03   $1.02   $1.03    $1.04    $1.05    $1.03
Number of accumulation units
outstanding at end of period (000
omitted)                               2,289   3,556   3,511   4,258   5,054   5,813   9,032   12,876   11,399   11,511
---------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (02/11/2000)
Accumulation unit value at
beginning of period                    $1.18   $1.28   $1.24   $1.21   $1.20   $1.17   $1.14    $1.09    $1.03    $1.00
Accumulation unit value at end of
period                                 $1.33   $1.18   $1.28   $1.24   $1.21   $1.20   $1.17    $1.14    $1.09    $1.03
Number of accumulation units
outstanding at end of period (000
omitted)                               3,776   3,697   3,973   1,279   1,145   1,267     849      894    1,363      688
---------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (02/11/2000)
Accumulation unit value at
beginning of period                    $1.14   $1.94   $1.83   $1.55   $1.39   $1.19   $0.86    $1.08    $1.07    $1.00
Accumulation unit value at end of
period                                 $1.43   $1.14   $1.94   $1.83   $1.55   $1.39   $1.19    $0.86    $1.08    $1.07
Number of accumulation units
outstanding at end of period (000
omitted)                               3,850   4,036   3,632   3,425   2,161     854     518      179      367       52
---------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (02/11/2000)
Accumulation unit value at
beginning of period                    $0.47   $0.83   $0.82   $0.73   $0.69   $0.67   $0.52    $0.68    $0.85    $1.00
Accumulation unit value at end of
period                                 $0.58   $0.47   $0.83   $0.82   $0.73   $0.69   $0.67    $0.52    $0.68    $0.85
Number of accumulation units
outstanding at end of period (000
omitted)                               3,726   3,771   4,175   4,631   3,835   3,213     184      144      795      785
---------------------------------------------------------------------------------------------------------------------------



 130    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2009    2008    2007    2006    2005    2004    2003    2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at
beginning of period                    $1.07   $1.09   $1.03   $1.00      --      --      --       --       --       --
Accumulation unit value at end of
period                                 $1.13   $1.07   $1.09   $1.03      --      --      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                               2,499   1,415   1,694   1,612      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (02/11/2000)
Accumulation unit value at
beginning of period                    $0.93   $1.26   $1.26   $1.15   $1.13   $1.03   $0.83    $0.91    $0.88    $1.00
Accumulation unit value at end of
period                                 $1.41   $0.93   $1.26   $1.26   $1.15   $1.13   $1.03    $0.83    $0.91    $0.88
Number of accumulation units
outstanding at end of period (000
omitted)                               2,044   1,953   2,461   3,559   2,355   3,591   3,747    3,634    2,458      390
---------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at
beginning of period                    $0.84   $1.06   $1.04   $1.00      --      --      --       --       --       --
Accumulation unit value at end of
period                                 $1.18   $0.84   $1.06   $1.04      --      --      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                               1,729   1,172   1,210      66      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (08/30/2002)
Accumulation unit value at
beginning of period                    $0.85   $1.57   $1.40   $1.43   $1.32   $1.23   $1.02    $1.00       --       --
Accumulation unit value at end of
period                                 $1.37   $0.85   $1.57   $1.40   $1.43   $1.32   $1.23    $1.02       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 224     301     277     281     271     202       8       --       --       --
---------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at
beginning of period                    $0.54   $1.00   $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of
period                                 $0.75   $0.54   $1.00      --      --      --      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (01/29/2003)
Accumulation unit value at
beginning of period                    $1.04   $1.68   $1.63   $1.43   $1.40   $1.29   $1.00       --       --       --
Accumulation unit value at end of
period                                 $1.29   $1.04   $1.68   $1.63   $1.43   $1.40   $1.29       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  57      48     177     184     189     199      32       --       --       --
---------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (02/11/2000)
Accumulation unit value at
beginning of period                    $1.16   $1.21   $1.17   $1.15   $1.15   $1.16   $1.16    $1.11    $1.06    $1.00
Accumulation unit value at end of
period                                 $1.21   $1.16   $1.21   $1.17   $1.15   $1.15   $1.16    $1.16    $1.11    $1.06
Number of accumulation units
outstanding at end of period (000
omitted)                               1,126     824     634     688     614     765     812      397      424       24
---------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (02/11/2000)
Accumulation unit value at
beginning of period                    $0.32   $0.58   $0.57   $0.52   $0.49   $0.46   $0.38    $0.52    $0.77    $1.00
Accumulation unit value at end of
period                                 $0.43   $0.32   $0.58   $0.57   $0.52   $0.49   $0.46    $0.38    $0.52    $0.77
Number of accumulation units
outstanding at end of period (000
omitted)                                 200     505     492     384     703     733     539      476      546      554
---------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at
beginning of period                    $0.64   $1.07   $1.10   $1.00      --      --      --       --       --       --
Accumulation unit value at end of
period                                 $0.79   $0.64   $1.07   $1.10      --      --      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (CLASS 3) (02/11/2000)
Accumulation unit value at
beginning of period                    $0.83   $1.37   $1.45   $1.32   $1.28   $1.09   $0.75    $0.92    $1.00    $1.00
Accumulation unit value at end of
period                                 $1.14   $0.83   $1.37   $1.45   $1.32   $1.28   $1.09    $0.75    $0.92    $1.00
Number of accumulation units
outstanding at end of period (000
omitted)                                 231     254     355     416     516     616     743      259      474      147
---------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (04/30/2004)
Accumulation unit value at
beginning of period                    $1.26   $2.76   $2.03   $1.54   $1.17   $1.00      --       --       --       --
Accumulation unit value at end of
period                                 $2.15   $1.26   $2.76   $2.03   $1.54   $1.17      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 874   1,256     918   1,102     882     424      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (05/01/2006)
Accumulation unit value at
beginning of period                    $0.69   $1.18   $1.06   $1.00      --      --      --       --       --       --
Accumulation unit value at end of
period                                 $0.87   $0.69   $1.18   $1.06      --      --      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                   6       1      --      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    131

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2009    2008    2007    2006    2005    2004    2003    2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (02/11/2000)
Accumulation unit value at
beginning of period                    $1.51   $2.73   $2.91   $2.56   $2.27   $1.92   $1.37    $1.56    $1.39    $1.00
Accumulation unit value at end of
period                                 $2.16   $1.51   $2.73   $2.91   $2.56   $2.27   $1.92    $1.37    $1.56    $1.39
Number of accumulation units
outstanding at end of period (000
omitted)                                 445     611     880   1,292   1,445   1,239   1,160    1,457    1,689      785
---------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at
beginning of period                    $1.04   $1.64   $1.70   $1.49   $1.46   $1.26   $0.98    $1.00       --       --
Accumulation unit value at end of
period                                 $1.31   $1.04   $1.64   $1.70   $1.49   $1.46   $1.26    $0.98       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                               3,442   3,872   3,900   4,082   2,752     959     110        3       --       --
---------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at
beginning of period                    $1.12   $1.69   $1.67   $1.46   $1.36   $1.21   $0.96    $1.00       --       --
Accumulation unit value at end of
period                                 $1.37   $1.12   $1.69   $1.67   $1.46   $1.36   $1.21    $0.96       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                   7       7       7      11       3       3       3       --       --       --
---------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at
beginning of period                    $0.46   $0.85   $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of
period                                 $0.65   $0.46   $0.85      --      --      --      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 497     810     386      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at
beginning of period                    $0.59   $1.12   $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of
period                                 $0.91   $0.59   $1.12      --      --      --      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  16      16      --      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at
beginning of period                    $1.36   $2.23   $2.73   $2.01   $1.74   $1.30   $0.96    $1.00       --       --
Accumulation unit value at end of
period                                 $1.72   $1.36   $2.23   $2.73   $2.01   $1.74   $1.30    $0.96       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  21      31      34      33      34      35      25       --       --       --
---------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at
beginning of period                    $0.61   $1.00   $1.23   $1.00      --      --      --       --       --       --
Accumulation unit value at end of
period                                 $0.77   $0.61   $1.00   $1.23      --      --      --       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --       1      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (02/11/2000)
Accumulation unit value at
beginning of period                    $0.66   $1.22   $1.07   $0.79   $0.66   $0.52   $0.35    $0.42    $0.54    $1.00
Accumulation unit value at end of
period                                 $0.97   $0.66   $1.22   $1.07   $0.79   $0.66   $0.52    $0.35    $0.42    $0.54
Number of accumulation units
outstanding at end of period (000
omitted)                               1,424   2,260   1,834   1,113     909     895     861      813    1,918    1,867
---------------------------------------------------------------------------------------------------------------------------
WANGER USA (02/11/2000)
Accumulation unit value at
beginning of period                    $0.85   $1.42   $1.37   $1.29   $1.18   $1.01   $0.72    $0.88    $0.80    $1.00
Accumulation unit value at end of
period                                 $1.18   $0.85   $1.42   $1.37   $1.29   $1.18   $1.01    $0.72    $0.88    $0.80
Number of accumulation units
outstanding at end of period (000
omitted)                               1,959   2,236   2,262   2,124   1,887   1,310     833      774    1,045      527
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND (03/03/2003)
(PREVIOUSLY WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND)
Accumulation unit value at
beginning of period                    $1.12   $1.61   $1.52   $1.37   $1.33   $1.24   $1.00       --       --       --
Accumulation unit value at end of
period                                 $1.27   $1.12   $1.61   $1.52   $1.37   $1.33   $1.24       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  49      76     102     119     119      43      43       --       --       --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (03/03/2003)
Accumulation unit value at
beginning of period                    $1.08   $1.69   $1.74   $1.45   $1.43   $1.30   $1.00       --       --       --
Accumulation unit value at end of
period                                 $1.37   $1.08   $1.69   $1.74   $1.45   $1.43   $1.30       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  17      54      38      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (02/11/2000)
Accumulation unit value at
beginning of period                    $0.87   $1.39   $1.38   $1.18   $1.14   $1.04   $0.84    $1.05    $1.13    $1.00
Accumulation unit value at end of
period                                 $1.00   $0.87   $1.39   $1.38   $1.18   $1.14   $1.04    $0.84    $1.05    $1.13
Number of accumulation units
outstanding at end of period (000
omitted)                               1,256   1,157   1,375   1,432   1,739   1,400     495      368      132       47
---------------------------------------------------------------------------------------------------------------------------



 132    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2009    2008    2007    2006    2005    2004    2003    2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (03/03/2003)
Accumulation unit value at
beginning of period                    $1.19   $2.13   $1.92   $1.62   $1.50   $1.39   $1.00       --       --       --
Accumulation unit value at end of
period                                 $1.32   $1.19   $2.13   $1.92   $1.62   $1.50   $1.39       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  14      16      17      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (03/03/2003)
Accumulation unit value at
beginning of period                    $0.87   $1.47   $1.46   $1.28   $1.33   $1.25   $1.00       --       --       --
Accumulation unit value at end of
period                                 $1.18   $0.87   $1.47   $1.46   $1.28   $1.33   $1.25       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (03/03/2003)
Accumulation unit value at
beginning of period                    $0.88   $1.47   $1.38   $1.37   $1.32   $1.30   $1.00       --       --       --
Accumulation unit value at end of
period                                 $1.24   $0.88   $1.47   $1.38   $1.37   $1.32   $1.30       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                               2,467   2,813   2,907   3,057   2,332     620      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND* (03/03/2003)
Accumulation unit value at
beginning of period                    $1.06   $1.05   $1.02   $0.99   $0.98   $0.99   $1.00       --       --       --
Accumulation unit value at end of
period                                 $1.04   $1.06   $1.05   $1.02   $0.99   $0.98   $0.99       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                 101     270      40      85      48      75      --       --       --       --
*Wells Fargo Advantage VT Money Market Fund liquidated on April 30, 2010.
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (03/03/2003)
Accumulation unit value at
beginning of period                    $1.36   $2.36   $2.11   $1.75   $1.67   $1.49   $1.00       --       --       --
Accumulation unit value at end of
period                                 $2.05   $1.36   $2.36   $2.11   $1.75   $1.67   $1.49       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --      --      --      --      --      --      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (03/03/2003)
Accumulation unit value at
beginning of period                    $1.12   $1.12   $1.07   $1.04   $1.04   $1.01   $1.00       --       --       --
Accumulation unit value at end of
period                                 $1.24   $1.12   $1.12   $1.07   $1.04   $1.04   $1.01       --       --       --
Number of accumulation units
outstanding at end of period (000
omitted)                               1,542   1,510   2,330   4,299   1,431     508      --       --       --       --
---------------------------------------------------------------------------------------------------------------------------




VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                      2009     2008    2007    2006     2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (01/29/2003)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                      $0.80   $1.69   $1.69    $1.52   $1.47   $1.35   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.16   $0.80   $1.69    $1.69   $1.52   $1.47   $1.35      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,098   1,240   1,262    1,368   1,471   1,173     333      --      --      --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (03/03/2000)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at
beginning of period                      $0.39   $0.69   $0.63    $0.60   $0.56   $0.54   $0.42   $0.57   $0.75   $1.00
Accumulation unit value at end of
period                                   $0.47   $0.39   $0.69    $0.63   $0.60   $0.56   $0.54   $0.42   $0.57   $0.75
Number of accumulation units
outstanding at end of period (000
omitted)                                   193     187     229      241     320     416     470     489     494     149
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (01/29/2003)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                      $0.94   $1.67   $1.52    $1.45   $1.36   $1.30   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.12   $0.94   $1.67    $1.52   $1.45   $1.36   $1.30      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    80      95     171      514      32      36      20      --      --      --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (01/29/2003)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                      $1.07   $2.05   $1.89    $1.65   $1.54   $1.36   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.49   $1.07   $2.05    $1.89   $1.65   $1.54   $1.36      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    31      31      39       40      37      46      36      --      --      --
---------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    133

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                      2009     2008    2007    2006     2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES I SHARES)
Accumulation unit value at
beginning of period                      $0.79   $1.15   $1.08    $1.00      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.00   $0.79   $1.15    $1.08      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   191     204     254      304      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                      $0.78   $1.14   $1.08    $1.00      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $0.99   $0.78   $1.14    $1.08      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    26      31      45       28      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                      $0.72   $1.03   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $0.90   $0.72   $1.03       --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                     6      19      --       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                      $0.61   $1.04   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $0.81   $0.61   $1.04       --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 7,183   3,189   1,916       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                      $0.94   $1.33   $1.24    $1.14   $1.08   $1.00      --      --      --      --
Accumulation unit value at end of
period                                   $1.19   $0.94   $1.33    $1.24   $1.14   $1.08      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   214     226     300      338     380     266      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at
beginning of period                      $0.82   $1.00      --       --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.01   $0.82      --       --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                     8       8      --       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (01/29/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at
beginning of period                      $0.96   $1.86   $1.58    $1.48   $1.45   $1.41   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.45   $0.96   $1.86    $1.58   $1.48   $1.45   $1.41      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    63      43     339      112     156     158      63      --      --      --
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at
beginning of period                      $1.03   $1.77   $1.71    $1.49   $1.45   $1.32   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.22   $1.03   $1.77    $1.71   $1.49   $1.45   $1.32      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   346     400     528      530     616     622     246      --      --      --
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at
beginning of period                      $0.87   $1.89   $1.82    $1.37   $1.20   $1.00      --      --      --      --
Accumulation unit value at end of
period                                   $1.15   $0.87   $1.89    $1.82   $1.37   $1.20      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 4,385   5,396   3,686    3,029   2,119     537      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at
beginning of period                      $0.97   $1.64   $1.46    $1.50   $1.33   $1.24   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.31   $0.97   $1.64    $1.46   $1.50   $1.33   $1.24      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   120     137     179      171     177     187     127      --      --      --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at
beginning of period                      $1.09   $1.13   $1.05    $1.05   $1.05   $1.00      --      --      --      --
Accumulation unit value at end of
period                                   $1.19   $1.09   $1.13    $1.05   $1.05   $1.05      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 3,153   2,978   5,020    5,498   4,472   1,212      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------



 134    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                      2009     2008    2007    2006     2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at
beginning of period                      $0.96   $1.77   $1.53    $1.24   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of
period                                   $1.26   $0.96   $1.77    $1.53   $1.24   $1.12      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      --      --       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at
beginning of period                      $0.67   $0.90   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $0.85   $0.67   $0.90       --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    12      25      55       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at
beginning of period                      $0.69   $1.20   $1.01    $1.07   $1.06   $1.00      --      --      --      --
Accumulation unit value at end of
period                                   $0.91   $0.69   $1.20    $1.01   $1.07   $1.06      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 2,037   2,115   2,371    4,396   1,978     814      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at
beginning of period                      $0.88   $1.22   $1.31    $1.12   $1.09   $1.00      --      --      --      --
Accumulation unit value at end of
period                                   $1.03   $0.88   $1.22    $1.31   $1.12   $1.09      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    12      56      20       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at
beginning of period                      $0.79   $1.07   $1.07    $1.00      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.12   $0.79   $1.07    $1.07      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   672     789   1,019    1,474      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at
beginning of period                      $0.67   $1.12   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $0.83   $0.67   $1.12       --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 9,179   6,349   4,121       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at
beginning of period                      $0.58   $1.13   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $0.78   $0.58   $1.13       --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      --      --       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at
beginning of period                      $0.96   $1.36   $1.42    $1.21   $1.17   $1.00      --      --      --      --
Accumulation unit value at end of
period                                   $1.18   $0.96   $1.36    $1.42   $1.21   $1.17      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 4,708   3,368   2,764        5       5       5      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at
beginning of period                      $0.72   $1.10   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $0.84   $0.72   $1.10       --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      --      --       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at
beginning of period                      $0.75   $1.28   $1.28    $1.21   $1.13   $1.00      --      --      --      --
Accumulation unit value at end of
period                                   $1.00   $0.75   $1.28    $1.28   $1.21   $1.13      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      --      --       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at
beginning of period                      $0.70   $1.21   $1.07    $1.05   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of
period                                   $1.08   $0.70   $1.21    $1.07   $1.05   $1.03      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   618     787     863    1,433     740     249      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2000)
Accumulation unit value at
beginning of period                      $0.46   $0.72   $0.68    $0.63   $0.62   $0.59   $0.48   $0.68   $0.90   $1.00
Accumulation unit value at end of
period                                   $0.61   $0.46   $0.72    $0.68   $0.63   $0.62   $0.59   $0.48   $0.68   $0.90
Number of accumulation units
outstanding at end of period (000
omitted)                                    29      43      53       54      77     109     119     156     191      71
---------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    135

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                      2009     2008    2007    2006     2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at
beginning of period                      $0.87   $1.26   $1.20    $1.05   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of
period                                   $1.05   $0.87   $1.26    $1.20   $1.05   $1.03      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      --      --       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at
beginning of period                      $0.62   $1.09   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $0.76   $0.62   $1.09       --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      --      --       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at
beginning of period                      $0.95   $1.54   $1.51    $1.25   $1.14   $1.00      --      --      --      --
Accumulation unit value at end of
period                                   $1.22   $0.95   $1.54    $1.51   $1.25   $1.14      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --       7       7        7      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at
beginning of period                      $0.70   $0.98   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.00   $0.70   $0.98       --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 3,435   2,725   1,896       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (01/29/2003)
Accumulation unit value at
beginning of period                      $0.87   $1.11   $1.07    $1.05   $1.04   $1.02   $1.00      --      --      --
Accumulation unit value at end of
period                                   $0.93   $0.87   $1.11    $1.07   $1.05   $1.04   $1.02      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   766     789   1,252    1,257   1,307   1,090     742      --      --      --
---------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND - CLASS 2* (01/29/2003)
Accumulation unit value at
beginning of period                      $0.75   $1.40   $1.34    $1.24   $1.20   $1.15   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.03   $0.75   $1.40    $1.34   $1.24   $1.20   $1.15      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    71     190     231      243     283     305     233      --      --      --
*Evergreen VA Diversified Capital Builder Fund - Class 2 liquidated on April 30, 2010.
---------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2* (01/29/2003)
Accumulation unit value at
beginning of period                      $0.86   $1.24   $1.22    $1.17   $1.20   $1.13   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.12   $0.86   $1.24    $1.22   $1.17   $1.20   $1.13      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   570     777   1,095    1,306   1,319   1,205     654      --      --      --
*Evergreen VA Diversified Income Builder Fund - Class 2 liquidated on April 30, 2010.
---------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (01/29/2003)
Accumulation unit value at
beginning of period                      $1.16   $1.76   $1.66    $1.50   $1.40   $1.31   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.55   $1.16   $1.76    $1.66   $1.50   $1.40   $1.31      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   318     414     536      600     571     397     293      --      --      --
---------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (01/29/2003)
Accumulation unit value at
beginning of period                      $1.12   $1.93   $1.77    $1.63   $1.56   $1.39   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.53   $1.12   $1.93    $1.77   $1.63   $1.56   $1.39      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    82      93     122      119     160     136     101      --      --      --
---------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2* (01/29/2003)
Accumulation unit value at
beginning of period                      $0.96   $1.31   $1.30    $1.22   $1.22   $1.15   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.43   $0.96   $1.31    $1.30   $1.22   $1.22   $1.15      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   487     515     623      492     544     441     362      --      --      --
*Evergreen VA High Income Fund - Class 2 liquidated on April 30, 2010.
---------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (01/29/2003)
Accumulation unit value at
beginning of period                      $1.40   $2.44   $2.16    $1.79   $1.57   $1.34   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.59   $1.40   $2.44    $2.16   $1.79   $1.57   $1.34      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   249     301     425      387     352     320     216      --      --      --
---------------------------------------------------------------------------------------------------------------------------



 136    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                      2009     2008    2007    2006     2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (01/29/2003)
Accumulation unit value at
beginning of period                      $1.23   $1.72   $1.56    $1.50   $1.48   $1.40   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.73   $1.23   $1.72    $1.56   $1.50   $1.48   $1.40      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   170     194     284      283     298     336     232      --      --      --
---------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at
beginning of period                      $1.23   $1.82   $2.01    $1.68   $1.55   $1.31   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.56   $1.23   $1.82    $2.01   $1.68   $1.55   $1.31      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   369     460     635      559     612     637     390      --      --      --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at
beginning of period                      $1.20   $2.13   $1.85    $1.69   $1.47   $1.30   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.60   $1.20   $2.13    $1.85   $1.69   $1.47   $1.30      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 5,868   8,454   9,541   10,355   6,755   4,083   1,989      --      --      --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at
beginning of period                      $0.85   $1.48   $1.41    $1.26   $1.06   $1.06   $0.86   $0.95   $1.00      --
Accumulation unit value at end of
period                                   $1.14   $0.85   $1.48    $1.41   $1.26   $1.06   $1.06   $0.86   $0.95      --
Number of accumulation units
outstanding at end of period (000
omitted)                                     1       1      --        1       1       1       1      10       3      --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at
beginning of period                      $0.95   $1.84   $1.48    $1.41   $1.36   $1.34   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.20   $0.95   $1.84    $1.48   $1.41   $1.36   $1.34      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    61      67     115      130     161     199     141      --      --      --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at
beginning of period                      $1.01   $1.37   $1.36    $1.25   $1.24   $1.15   $0.92   $0.91   $1.00      --
Accumulation unit value at end of
period                                   $1.43   $1.01   $1.37    $1.36   $1.25   $1.24   $1.15   $0.92   $0.91      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    19      19      22       22      22      22      26      13      13      --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at
beginning of period                      $1.03   $1.09   $1.06    $1.03   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of
period                                   $1.17   $1.03   $1.09    $1.06   $1.03   $1.03      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 5,936   5,462   5,876    2,468   1,893     708      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at
beginning of period                      $1.35   $2.28   $2.01    $1.82   $1.57   $1.28   $0.94   $1.06   $1.00      --
Accumulation unit value at end of
period                                   $1.86   $1.35   $2.28    $2.01   $1.82   $1.57   $1.28   $0.94   $1.06      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 2,215   2,876   2,509    1,985   1,376   1,002     621      42       8      --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at
beginning of period                      $1.40   $2.54   $2.20    $1.90   $1.63   $1.46   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.73   $1.40   $2.54    $2.20   $1.90   $1.63   $1.46      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   554     631     708      921     814     375       6      --      --      --
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at
beginning of period                      $1.27   $2.24   $2.88    $2.43   $2.18   $1.68   $1.26   $1.25   $1.18   $1.00
Accumulation unit value at end of
period                                   $1.49   $1.27   $2.24    $2.88   $2.43   $2.18   $1.68   $1.26   $1.25   $1.18
Number of accumulation units
outstanding at end of period (000
omitted)                                   103     112     129      143     179     154      90      58      11       2
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at
beginning of period                      $1.14   $1.65   $1.62    $1.39   $1.39   $1.24   $0.96   $0.98   $0.99   $1.00
Accumulation unit value at end of
period                                   $1.53   $1.14   $1.65    $1.62   $1.39   $1.39   $1.24   $0.96   $0.98   $0.99
Number of accumulation units
outstanding at end of period (000
omitted)                                   456     528     522      401     503     448     360     343     285     177
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at
beginning of period                      $0.88   $1.22   $1.28    $1.11   $1.09   $1.00      --      --      --      --
Accumulation unit value at end of
period                                   $1.01   $0.88   $1.22    $1.28   $1.11   $1.09      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    16      15      17       16      12      11      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    137

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                      2009     2008    2007    2006     2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (05/01/2002)
Accumulation unit value at
beginning of period                      $0.98   $1.48   $1.54    $1.34   $1.25   $1.03   $0.79   $1.00      --      --
Accumulation unit value at end of
period                                   $1.24   $0.98   $1.48    $1.54   $1.34   $1.25   $1.03   $0.79      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   186     253     389      446     450     471     247       4      --      --
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at
beginning of period                      $0.36   $0.63   $0.58    $0.54   $0.52   $0.48   $0.35   $0.50   $0.60   $1.00
Accumulation unit value at end of
period                                   $0.50   $0.36   $0.63    $0.58   $0.54   $0.52   $0.48   $0.35   $0.50   $0.60
Number of accumulation units
outstanding at end of period (000
omitted)                                   493     554     790      901   1,089   1,247     982     331     348     258
---------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at
beginning of period                      $1.10   $1.78   $1.75    $1.51   $1.38   $1.25   $1.02   $1.17   $1.11   $1.00
Accumulation unit value at end of
period                                   $1.37   $1.10   $1.78    $1.75   $1.51   $1.38   $1.25   $1.02   $1.17   $1.11
Number of accumulation units
outstanding at end of period (000
omitted)                                 2,268   2,938   4,831    5,961   5,530   5,447   3,579     123      41       3
---------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at
beginning of period                      $1.34   $2.29   $2.02    $1.69   $1.56   $1.34   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.81   $1.34   $2.29    $2.02   $1.69   $1.56   $1.34      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   292     347     524      509     481     404     261      --      --      --
---------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at
beginning of period                      $1.40   $1.34   $1.23    $1.11   $1.16   $1.00      --      --      --      --
Accumulation unit value at end of
period                                   $1.63   $1.40   $1.34    $1.23   $1.11   $1.16      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 4,087   3,929   4,699    3,467   1,682     454      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at
beginning of period                      $0.82   $1.45   $1.44    $1.20   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of
period                                   $1.06   $0.82   $1.45    $1.44   $1.20   $1.12      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   163     156     156      154     153     127      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at
beginning of period                      $1.82   $2.94   $2.89    $2.53   $2.28   $1.84   $1.46   $1.56   $1.41   $1.00
Accumulation unit value at end of
period                                   $2.38   $1.82   $2.94    $2.89   $2.53   $2.28   $1.84   $1.46   $1.56   $1.41
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,547   1,775   1,885    1,605     937     431     147     125     110      37
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at
beginning of period                      $0.61   $0.99   $1.02    $0.92   $0.88   $0.78   $0.61   $0.79   $0.91   $1.00
Accumulation unit value at end of
period                                   $0.73   $0.61   $0.99    $1.02   $0.92   $0.88   $0.78   $0.61   $0.79   $0.91
Number of accumulation units
outstanding at end of period (000
omitted)                                    52      81     104      122     171     282     210     204     212     144
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at
beginning of period                      $0.62   $1.05   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $0.83   $0.62   $1.05       --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 7,917   6,530   5,027       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at
beginning of period                      $0.60   $1.03   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $0.84   $0.60   $1.03       --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    22      --      --       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at
beginning of period                      $0.96   $1.55   $1.42    $1.35   $1.32   $1.23   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.32   $0.96   $1.55    $1.42   $1.35   $1.32   $1.23      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    33      34      39       39      35      75      75      --      --      --
---------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at
beginning of period                      $0.72   $1.09   $1.01    $0.91   $0.86   $0.79   $0.65   $0.84   $1.02   $1.00
Accumulation unit value at end of
period                                   $0.90   $0.72   $1.09    $1.01   $0.91   $0.86   $0.79   $0.65   $0.84   $1.02
Number of accumulation units
outstanding at end of period (000
omitted)                                     7       9      10       44      49      54      60      68      87      57
---------------------------------------------------------------------------------------------------------------------------



 138    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                      2009     2008    2007    2006     2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at
beginning of period                      $0.96   $1.61   $1.60    $1.44   $1.40   $1.34   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.54   $0.96   $1.61    $1.60   $1.44   $1.40   $1.34      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    95      97     104      110     115     142     117      --      --      --
---------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at
beginning of period                      $1.10   $1.44   $1.41    $1.29   $1.28   $1.17   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.28   $1.10   $1.44    $1.41   $1.29   $1.28   $1.17      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,487   1,996   3,177    3,276   3,166   3,185   2,107      --      --      --
---------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at
beginning of period                      $0.94   $1.53   $1.22    $0.94   $0.82   $0.64   $0.48   $0.63   $0.85   $1.00
Accumulation unit value at end of
period                                   $1.23   $0.94   $1.53    $1.22   $0.94   $0.82   $0.64   $0.48   $0.63   $0.85
Number of accumulation units
outstanding at end of period (000
omitted)                                    90     113     128      193     290     358     415     453     567     366
---------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at
beginning of period                      $1.89   $3.09   $2.46    $1.91   $1.67   $1.30   $1.00      --      --      --
Accumulation unit value at end of
period                                   $2.47   $1.89   $3.09    $2.46   $1.91   $1.67   $1.30      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   111     125     150      146     126     111      59      --      --      --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at
beginning of period                      $0.90   $1.68   $1.50    $1.41   $1.37   $1.31   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.27   $0.90   $1.68    $1.50   $1.41   $1.37   $1.31      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,473   1,623   1,718    1,728   1,429     747     148      --      --      --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at
beginning of period                      $1.00   $1.70   $1.63    $1.41   $1.26   $1.07   $0.77   $1.00      --      --
Accumulation unit value at end of
period                                   $1.37   $1.00   $1.70    $1.63   $1.41   $1.26   $1.07   $0.77      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   562     645     737      429     462     327     229      --      --      --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at
beginning of period                      $0.29   $1.36   $1.39    $1.29   $1.29   $1.20   $1.00      --      --      --
Accumulation unit value at end of
period                                   $0.35   $0.29   $1.36    $1.39   $1.29   $1.29   $1.20      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   223     197     214      199     207     214     167      --      --      --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at
beginning of period                      $1.21   $1.99   $2.05    $1.82   $1.69   $1.44   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.64   $1.21   $1.99    $2.05   $1.82   $1.69   $1.44      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    79     123     198      192     164     179     148      --      --      --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (05/01/2002)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at
beginning of period                      $1.22   $1.45   $1.34    $1.27   $1.26   $1.19   $1.03   $1.00      --      --
Accumulation unit value at end of
period                                   $1.42   $1.22   $1.45    $1.34   $1.27   $1.26   $1.19   $1.03      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 8,791   8,108   9,314    6,883   5,202   3,248   1,819      --      --      --
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at
beginning of period                      $0.85   $1.03   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.02   $0.85   $1.03       --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 4,314   5,686   4,895       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (05/01/2002)
Accumulation unit value at
beginning of period                      $0.92   $1.13   $1.15    $1.14   $1.03   $0.97   $0.84   $1.00      --      --
Accumulation unit value at end of
period                                   $1.14   $0.92   $1.13    $1.15   $1.14   $1.03   $0.97   $0.84      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    77     114     123      133     155     148     132      33      --      --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at
beginning of period                      $0.93   $1.54   $1.66    $1.46   $1.41   $1.29   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.18   $0.93   $1.54    $1.66   $1.46   $1.41   $1.29      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    32      32      40       41      42      45      37      --      --      --
---------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    139

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                      2009     2008    2007    2006     2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at
beginning of period                      $0.56   $1.01   $0.95    $0.76   $0.68   $0.60   $0.47   $0.59   $0.75   $1.00
Accumulation unit value at end of
period                                   $0.68   $0.56   $1.01    $0.95   $0.76   $0.68   $0.60   $0.47   $0.59   $0.75
Number of accumulation units
outstanding at end of period (000
omitted)                                   744     934   1,657    1,026   1,024   1,360   1,054     666     730     499
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at
beginning of period                      $0.91   $1.50   $1.52    $1.38   $1.34   $1.27   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.19   $0.91   $1.50    $1.52   $1.38   $1.34   $1.27      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      --      --       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at
beginning of period                      $0.74   $1.23   $1.44    $1.25   $1.18   $1.00      --      --      --      --
Accumulation unit value at end of
period                                   $0.95   $0.74   $1.23    $1.44   $1.25   $1.18      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    40      45      87      763       2      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at
beginning of period                      $0.31   $0.59   $0.57    $0.55   $0.50   $0.43   $0.33   $0.48   $0.73   $1.00
Accumulation unit value at end of
period                                   $0.43   $0.31   $0.59    $0.57   $0.55   $0.50   $0.43   $0.33   $0.48   $0.73
Number of accumulation units
outstanding at end of period (000
omitted)                                   101     137     201      385     495     657     650     608     668     384
---------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at
beginning of period                      $0.60   $0.99   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $0.77   $0.60   $0.99       --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 9,716   5,598   3,875       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at
beginning of period                      $0.80   $1.29   $1.24    $1.09   $1.10   $1.00      --      --      --      --
Accumulation unit value at end of
period                                   $1.08   $0.80   $1.29    $1.24   $1.09   $1.10      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      13      13       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (05/01/2002)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at
beginning of period                      $0.98   $1.45   $1.55    $1.31   $1.26   $1.07   $0.79   $1.00      --      --
Accumulation unit value at end of
period                                   $1.31   $0.98   $1.45    $1.55   $1.31   $1.26   $1.07   $0.79      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,992   2,323   2,697    2,783   2,494     926      92      --      --      --
---------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (01/29/2003)
Accumulation unit value at
beginning of period                      $1.05   $1.05   $1.02    $0.99   $0.98   $0.99   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.04   $1.05   $1.05    $1.02   $0.99   $0.98   $0.99      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 3,351   3,612   1,885    1,470     766     287     357      --      --      --
---------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (01/29/2003)
Accumulation unit value at
beginning of period                      $1.04   $1.13   $1.09    $1.06   $1.05   $1.03   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.17   $1.04   $1.13    $1.09   $1.06   $1.05   $1.03      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                10,096   9,685   8,940    4,427   1,401   1,444     591      --      --      --
---------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/03/2000)
Accumulation unit value at
beginning of period                      $1.14   $1.95   $1.83    $1.55   $1.39   $1.20   $0.86   $1.08   $1.08   $1.00
Accumulation unit value at end of
period                                   $1.43   $1.14   $1.95    $1.83   $1.55   $1.39   $1.20   $0.86   $1.08   $1.08
Number of accumulation units
outstanding at end of period (000
omitted)                                 8,325   7,708   6,016    4,986   2,404     286     196      36      34       3
---------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/03/2000)
Accumulation unit value at
beginning of period                      $0.46   $0.81   $0.80    $0.71   $0.68   $0.65   $0.51   $0.67   $0.83   $1.00
Accumulation unit value at end of
period                                   $0.56   $0.46   $0.81    $0.80   $0.71   $0.68   $0.65   $0.51   $0.67   $0.83
Number of accumulation units
outstanding at end of period (000
omitted)                                 3,716   3,845   3,974    4,539   4,651   2,949     133      79     101      13
---------------------------------------------------------------------------------------------------------------------------



 140    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                      2009     2008    2007    2006     2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at
beginning of period                      $1.07   $1.09   $1.03    $1.00      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $1.13   $1.07   $1.09    $1.03      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 7,030   3,656   3,857    3,004      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (03/03/2000)
Accumulation unit value at
beginning of period                      $0.92   $1.25   $1.25    $1.15   $1.12   $1.02   $0.83   $0.90   $0.88   $1.00
Accumulation unit value at end of
period                                   $1.40   $0.92   $1.25    $1.25   $1.15   $1.12   $1.02   $0.83   $0.90   $0.88
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,039   1,295   1,788    2,394   1,528     436     245     216     178      62
---------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at
beginning of period                      $0.95   $1.19   $1.18    $1.11   $1.10   $1.00      --      --      --      --
Accumulation unit value at end of
period                                   $1.34   $0.95   $1.19    $1.18   $1.11   $1.10      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 4,591   2,818   2,486      802       1      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (01/29/2003)
Accumulation unit value at
beginning of period                      $0.87   $1.61   $1.44    $1.46   $1.35   $1.26   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.40   $0.87   $1.61    $1.44   $1.46   $1.35   $1.26      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    71      96      90      120     115      44       6      --      --      --
---------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at
beginning of period                      $0.54   $1.00   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $0.75   $0.54   $1.00       --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                     6       6      26       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (01/29/2003)
Accumulation unit value at
beginning of period                      $1.04   $1.68   $1.62    $1.43   $1.40   $1.29   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.29   $1.04   $1.68    $1.62   $1.43   $1.40   $1.29      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   293     282      82       82      86      57      34      --      --      --
---------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/03/2000)
Accumulation unit value at
beginning of period                      $1.15   $1.20   $1.16    $1.13   $1.13   $1.14   $1.15   $1.10   $1.05   $1.00
Accumulation unit value at end of
period                                   $1.19   $1.15   $1.20    $1.16   $1.13   $1.13   $1.14   $1.15   $1.10   $1.05
Number of accumulation units
outstanding at end of period (000
omitted)                                 2,247   1,818   1,636    1,686   1,464   2,105   1,933   1,155     592     331
---------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (01/29/2003)
Accumulation unit value at
beginning of period                      $0.84   $1.54   $1.52    $1.39   $1.30   $1.22   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.13   $0.84   $1.54    $1.52   $1.39   $1.30   $1.22      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    17      20      18        5      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at
beginning of period                      $0.77   $1.30   $1.33    $1.13   $1.10   $1.00      --      --      --      --
Accumulation unit value at end of
period                                   $0.96   $0.77   $1.30    $1.33   $1.13   $1.10      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      --      --       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (CLASS 3) (03/03/2000)
Accumulation unit value at
beginning of period                      $0.73   $1.22   $1.29    $1.17   $1.14   $0.98   $0.67   $0.82   $0.90   $1.00
Accumulation unit value at end of
period                                   $1.01   $0.73   $1.22    $1.29   $1.17   $1.14   $0.98   $0.67   $0.82   $0.90
Number of accumulation units
outstanding at end of period (000
omitted)                                    30      31      42       43      46      47      47      37      43      39
---------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (04/30/2004)
Accumulation unit value at
beginning of period                      $1.25   $2.75   $2.03    $1.54   $1.17   $1.00      --      --      --      --
Accumulation unit value at end of
period                                   $2.15   $1.25   $2.75    $2.03   $1.54   $1.17      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,688   2,430   1,692    1,797   1,246     418      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at
beginning of period                      $1.01   $1.73   $1.56    $1.28   $1.14   $1.00      --      --      --      --
Accumulation unit value at end of
period                                   $1.27   $1.01   $1.73    $1.56   $1.28   $1.14      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --       7       7        7      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    141

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                      2009     2008    2007    2006     2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (01/29/2003)
Accumulation unit value at
beginning of period                      $1.07   $1.69   $1.76    $1.54   $1.51   $1.30   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.35   $1.07   $1.69    $1.76   $1.54   $1.51   $1.30      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 6,138   7,040   7,150    7,069   4,450   1,542     246      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (01/29/2003)
Accumulation unit value at
beginning of period                      $1.20   $1.80   $1.78    $1.56   $1.45   $1.29   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.46   $1.20   $1.80    $1.78   $1.56   $1.45   $1.29      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   153     159     197      190     189     208     134      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at
beginning of period                      $0.46   $0.85   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $0.64   $0.46   $0.85       --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,683   2,280     996       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at
beginning of period                      $0.59   $1.12   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of
period                                   $0.91   $0.59   $1.12       --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    --      --      --       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (01/29/2003)
Accumulation unit value at
beginning of period                      $1.48   $2.43   $2.98    $2.19   $1.90   $1.42   $1.00      --      --      --
Accumulation unit value at end of
period                                   $1.87   $1.48   $2.43    $2.98   $2.19   $1.90   $1.42      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    14      59      86       85      95      95      55      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at
beginning of period                      $1.06   $1.74   $2.14    $1.58   $1.38   $1.00      --      --      --      --
Accumulation unit value at end of
period                                   $1.34   $1.06   $1.74    $2.14   $1.58   $1.38      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    59      75      70       76      83      53      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at
beginning of period                      $1.19   $2.22   $1.94    $1.44   $1.20   $1.00      --      --      --      --
Accumulation unit value at end of
period                                   $1.75   $1.19   $2.22    $1.94   $1.44   $1.20      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 2,149   2,773   1,890    1,574   1,129     548      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at
beginning of period                      $0.82   $1.39   $1.34    $1.26   $1.15   $1.00      --      --      --      --
Accumulation unit value at end of
period                                   $1.15   $0.82   $1.39    $1.34   $1.26   $1.15      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 2,778   2,749   2,549    1,907   1,367     402      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND (03/03/2000)
(PREVIOUSLY WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND)
Accumulation unit value at
beginning of period                      $0.84   $1.20   $1.14    $1.03   $1.00   $0.93   $0.77   $0.90   $0.98   $1.00
Accumulation unit value at end of
period                                   $0.95   $0.84   $1.20    $1.14   $1.03   $1.00   $0.93   $0.77   $0.90   $0.98
Number of accumulation units
outstanding at end of period (000
omitted)                                   136     216     356      460     990   1,418   1,415   1,505   1,685   1,029
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (03/03/2000)
Accumulation unit value at
beginning of period                      $0.76   $1.20   $1.23    $1.02   $1.01   $0.92   $0.75   $1.00   $1.09   $1.00
Accumulation unit value at end of
period                                   $0.97   $0.76   $1.20    $1.23   $1.02   $1.01   $0.92   $0.75   $1.00   $1.09
Number of accumulation units
outstanding at end of period (000
omitted)                                    87     102     136      271     277     462     369     366     378     302
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (03/03/2000)
Accumulation unit value at
beginning of period                      $0.86   $1.38   $1.36    $1.17   $1.13   $1.03   $0.83   $1.05   $1.12   $1.00
Accumulation unit value at end of
period                                   $0.99   $0.86   $1.38    $1.36   $1.17   $1.13   $1.03   $0.83   $1.05   $1.12
Number of accumulation units
outstanding at end of period (000
omitted)                                   391     412     447      532     679     518     534     482     466     123
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (07/03/2000)
Accumulation unit value at
beginning of period                      $0.61   $1.10   $0.99    $0.83   $0.77   $0.72   $0.55   $0.73   $0.89   $1.00
Accumulation unit value at end of
period                                   $0.68   $0.61   $1.10    $0.99   $0.83   $0.77   $0.72   $0.55   $0.73   $0.89
Number of accumulation units
outstanding at end of period (000
omitted)                                    33      68      79       80      84     104      73      43       2      --
---------------------------------------------------------------------------------------------------------------------------



 142    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                      2009     2008    2007    2006     2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (03/03/2000)
Accumulation unit value at
beginning of period                      $0.43   $0.72   $0.71    $0.63   $0.65   $0.61   $0.50   $0.69   $0.87   $1.00
Accumulation unit value at end of
period                                   $0.58   $0.43   $0.72    $0.71   $0.63   $0.65   $0.61   $0.50   $0.69   $0.87
Number of accumulation units
outstanding at end of period (000
omitted)                                    95     103     149      151     157     164     148     160     172     117
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (03/03/2000)
Accumulation unit value at
beginning of period                      $0.44   $0.73   $0.69    $0.68   $0.66   $0.65   $0.52   $0.74   $0.95   $1.00
Accumulation unit value at end of
period                                   $0.62   $0.44   $0.73    $0.69   $0.68   $0.66   $0.65   $0.52   $0.74   $0.95
Number of accumulation units
outstanding at end of period (000
omitted)                                 3,070   3,941   4,205    4,843   4,021   2,058   2,317   2,440   2,335   1,454
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND* (03/03/2000)
Accumulation unit value at
beginning of period                      $1.10   $1.09   $1.06    $1.03   $1.02   $1.03   $1.04   $1.04   $1.02   $1.00
Accumulation unit value at end of
period                                   $1.08   $1.10   $1.09    $1.06   $1.03   $1.02   $1.03   $1.04   $1.04   $1.02
Number of accumulation units
outstanding at end of period (000
omitted)                                   178     164     340      586     318     383     894   1,193   1,236     668
*Wells Fargo Advantage VT Money Market Fund liquidated on April 30, 2010.
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (03/03/2000)
Accumulation unit value at
beginning of period                      $0.32   $0.56   $0.50    $0.41   $0.39   $0.35   $0.25   $0.41   $0.56   $1.00
Accumulation unit value at end of
period                                   $0.48   $0.32   $0.56    $0.50   $0.41   $0.39   $0.35   $0.25   $0.41   $0.56
Number of accumulation units
outstanding at end of period (000
omitted)                                   268     278     331      341     374     654     660     655     712     393
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (03/03/2000)
Accumulation unit value at
beginning of period                      $1.40   $1.39   $1.33    $1.30   $1.30   $1.27   $1.19   $1.12   $1.06   $1.00
Accumulation unit value at end of
period                                   $1.54   $1.40   $1.39    $1.33   $1.30   $1.30   $1.27   $1.19   $1.12   $1.06
Number of accumulation units
outstanding at end of period (000
omitted)                                   925     951   1,942    3,108   1,402   1,115   1,012   1,004     997     793
---------------------------------------------------------------------------------------------------------------------------




VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                    2009     2008     2007     2006     2005     2004    2003    2002    2001    2000
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (07/31/2002)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                    $0.74    $1.56    $1.56    $1.41    $1.36   $1.24   $0.95   $1.00      --      --
Accumulation unit value at end of
period                                 $1.07    $0.74    $1.56    $1.56    $1.41   $1.36   $1.24   $0.95      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               2,251    2,882    2,554    2,791    3,249   1,479     220      70      --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (03/03/2000)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at
beginning of period                    $0.39    $0.69    $0.63    $0.60    $0.56   $0.54   $0.42   $0.57   $0.75   $1.00
Accumulation unit value at end of
period                                 $0.47    $0.39    $0.69    $0.63    $0.60   $0.56   $0.54   $0.42   $0.57   $0.75
Number of accumulation units
outstanding at end of period (000
omitted)                                 223      331      415      423      483     662     647     503     517     208
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (03/01/2002)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                    $0.72    $1.28    $1.16    $1.12    $1.05   $1.00   $0.79   $1.00      --      --
Accumulation unit value at end of
period                                 $0.86    $0.72    $1.28    $1.16    $1.12   $1.05   $1.00   $0.79      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               4,126    3,856    4,110    3,472      324     329     238      --      --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/30/2002)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                    $0.98    $1.89    $1.74    $1.52    $1.42   $1.25   $0.94   $1.00      --      --
Accumulation unit value at end of
period                                 $1.37    $0.98    $1.89    $1.74    $1.52   $1.42   $1.25   $0.94      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  97      110      133      147      153     163      29      --      --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES I SHARES)
Accumulation unit value at
beginning of period                    $0.79    $1.15    $1.08    $1.00       --      --      --      --      --      --
Accumulation unit value at end of
period                                 $0.99    $0.79    $1.15    $1.08       --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 330      358      424      575       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    143

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                    2009     2008     2007     2006     2005     2004    2003    2002    2001    2000
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                    $0.78    $1.14    $1.08    $1.00       --      --      --      --      --      --
Accumulation unit value at end of
period                                 $0.98    $0.78    $1.14    $1.08       --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  12       11       14       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                    $0.72    $1.03    $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of
period                                 $0.90    $0.72    $1.03       --       --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  14       17        9       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                    $0.61    $1.04    $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of
period                                 $0.81    $0.61    $1.04       --       --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              61,756   25,377   13,924       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at
beginning of period                    $0.93    $1.33    $1.24    $1.14    $1.08   $1.00      --      --      --      --
Accumulation unit value at end of
period                                 $1.19    $0.93    $1.33    $1.24    $1.14   $1.08      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 560      664      808      912    1,051     427      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at
beginning of period                    $0.82    $1.00       --       --       --      --      --      --      --      --
Accumulation unit value at end of
period                                 $1.00    $0.82       --       --       --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   2        2       --       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (08/30/2002)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at
beginning of period                    $0.91    $1.76    $1.50    $1.40    $1.38   $1.33   $0.94   $1.00      --      --
Accumulation unit value at end of
period                                 $1.37    $0.91    $1.76    $1.50    $1.40   $1.38   $1.33   $0.94      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 100      100      107       16       16      16      15      --      --      --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at
beginning of period                    $0.96    $1.65    $1.60    $1.39    $1.35   $1.24   $0.95   $1.00      --      --
Accumulation unit value at end of
period                                 $1.14    $0.96    $1.65    $1.60    $1.39   $1.35   $1.24   $0.95      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  61       84      154      167      189     109      52       8      --      --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at
beginning of period                    $0.87    $1.89    $1.82    $1.37    $1.20   $1.00      --      --      --      --
Accumulation unit value at end of
period                                 $1.15    $0.87    $1.89    $1.82    $1.37   $1.20      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              28,798   37,213   21,915   15,378    8,725   1,580      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at
beginning of period                    $0.87    $1.46    $1.31    $1.34    $1.19   $1.12   $0.92   $1.00      --      --
Accumulation unit value at end of
period                                 $1.17    $0.87    $1.46    $1.31    $1.34   $1.19   $1.12   $0.92      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   3        6        8        8        8       8       7       2      --      --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at
beginning of period                    $1.09    $1.13    $1.05    $1.05    $1.05   $1.00      --      --      --      --
Accumulation unit value at end of
period                                 $1.18    $1.09    $1.13    $1.05    $1.05   $1.05      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              14,455   14,852   23,568   25,472   20,290   3,919      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at
beginning of period                    $0.96    $1.77    $1.53    $1.24    $1.12   $1.00      --      --      --      --
Accumulation unit value at end of
period                                 $1.26    $0.96    $1.77    $1.53    $1.24   $1.12      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --        7        7        5       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------



 144    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                    2009     2008     2007     2006     2005     2004    2003    2002    2001    2000
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at
beginning of period                    $0.67    $0.90    $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of
period                                 $0.85    $0.67    $0.90       --       --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  --        6        9       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at
beginning of period                    $0.69    $1.20    $1.01    $1.06    $1.06   $1.00      --      --      --      --
Accumulation unit value at end of
period                                 $0.91    $0.69    $1.20    $1.01    $1.06   $1.06      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               7,197    7,837    8,361   23,813    6,935   1,154      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at
beginning of period                    $0.88    $1.22    $1.31    $1.12    $1.09   $1.00      --      --      --      --
Accumulation unit value at end of
period                                 $1.03    $0.88    $1.22    $1.31    $1.12   $1.09      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 102       77       74       88       26      18      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at
beginning of period                    $0.79    $1.07    $1.07    $1.00       --      --      --      --      --      --
Accumulation unit value at end of
period                                 $1.11    $0.79    $1.07    $1.07       --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               2,632    3,351    4,145    9,940       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at
beginning of period                    $0.67    $1.12    $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of
period                                 $0.83    $0.67    $1.12       --       --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              76,608   52,069   30,376       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at
beginning of period                    $0.57    $1.13    $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of
period                                 $0.78    $0.57    $1.13       --       --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  70       20       17       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at
beginning of period                    $0.96    $1.36    $1.42    $1.21    $1.17   $1.00      --      --      --      --
Accumulation unit value at end of
period                                 $1.18    $0.96    $1.36    $1.42    $1.21   $1.17      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              40,544   28,150   20,212       23        4       2      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at
beginning of period                    $0.72    $1.10    $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of
period                                 $0.84    $0.72    $1.10       --       --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 200      140      135       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at
beginning of period                    $0.75    $1.28    $1.28    $1.21    $1.13   $1.00      --      --      --      --
Accumulation unit value at end of
period                                 $0.99    $0.75    $1.28    $1.28    $1.21   $1.13      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  21       20       19       22       15      13      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at
beginning of period                    $0.70    $1.20    $1.07    $1.05    $1.03   $1.00      --      --      --      --
Accumulation unit value at end of
period                                 $1.07    $0.70    $1.20    $1.07    $1.05   $1.03      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               2,334    3,051    3,154    7,113    2,763     500      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2000)
Accumulation unit value at
beginning of period                    $0.46    $0.72    $0.68    $0.63    $0.62   $0.59   $0.48   $0.68   $0.90   $1.00
Accumulation unit value at end of
period                                 $0.61    $0.46    $0.72    $0.68    $0.63   $0.62   $0.59   $0.48   $0.68   $0.90
Number of accumulation units
outstanding at end of period (000
omitted)                                 259      265      305      318      237     244     135      71     384     364
----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at
beginning of period                    $0.87    $1.26    $1.20    $1.05    $1.03   $1.00      --      --      --      --
Accumulation unit value at end of
period                                 $1.05    $0.87    $1.26    $1.20    $1.05   $1.03      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   9       14        1        1        1       1      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    145

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                    2009     2008     2007     2006     2005     2004    2003    2002    2001    2000
----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at
beginning of period                    $0.62    $1.09    $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of
period                                 $0.76    $0.62    $1.09       --       --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  19       17       18       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at
beginning of period                    $0.95    $1.54    $1.51    $1.25    $1.14   $1.00      --      --      --      --
Accumulation unit value at end of
period                                 $1.22    $0.95    $1.54    $1.51    $1.25   $1.14      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  63       66      115       87       57       9      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at
beginning of period                    $0.70    $0.98    $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of
period                                 $1.00    $0.70    $0.98       --       --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              31,381   22,672   16,330       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                    $0.90    $1.14    $1.11    $1.08    $1.08   $1.06   $1.04   $1.00      --      --
Accumulation unit value at end of
period                                 $0.96    $0.90    $1.14    $1.11    $1.08   $1.08   $1.06   $1.04      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               4,989    5,263    6,935    7,300    6,145   2,108     362      59      --      --
----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND - CLASS 2* (07/31/2002)
Accumulation unit value at
beginning of period                    $0.73    $1.38    $1.31    $1.22    $1.18   $1.13   $1.00   $1.00      --      --
Accumulation unit value at end of
period                                 $1.01    $0.73    $1.38    $1.31    $1.22   $1.18   $1.13   $1.00      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  26       32       46       92       47      48      23       6      --      --
*Evergreen VA Diversified Capital Builder Fund - Class 2 liquidated on April 30, 2010.
----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2* (07/31/2002)
Accumulation unit value at
beginning of period                    $0.94    $1.35    $1.33    $1.28    $1.32   $1.24   $1.08   $1.00      --      --
Accumulation unit value at end of
period                                 $1.22    $0.94    $1.35    $1.33    $1.28   $1.32   $1.24   $1.08      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               3,872    5,564    6,055    6,006    4,575   1,498      16       1      --      --
*Evergreen VA Diversified Income Builder Fund - Class 2 liquidated on April 30, 2010.
----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (08/30/2002)
Accumulation unit value at
beginning of period                    $1.08    $1.64    $1.55    $1.40    $1.31   $1.22   $0.96   $1.00      --      --
Accumulation unit value at end of
period                                 $1.44    $1.08    $1.64    $1.55    $1.40   $1.31   $1.22   $0.96      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 948      746      632      875      517     322     203       6      --      --
----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                    $1.07    $1.86    $1.70    $1.57    $1.50   $1.34   $0.98   $1.00      --      --
Accumulation unit value at end of
period                                 $1.47    $1.07    $1.86    $1.70    $1.57   $1.50   $1.34   $0.98      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 841    1,085    1,071    1,235    1,063     101      59      21      --      --
----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2* (07/31/2002)
Accumulation unit value at
beginning of period                    $1.00    $1.37    $1.36    $1.27    $1.28   $1.20   $1.03   $1.00      --      --
Accumulation unit value at end of
period                                 $1.49    $1.00    $1.37    $1.36    $1.27   $1.28   $1.20   $1.03      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               2,111    2,938    3,608    3,863    3,171   1,002     172      19      --      --
*Evergreen VA High Income Fund - Class 2 liquidated on April 30, 2010.
----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                    $1.24    $2.17    $1.92    $1.59    $1.40   $1.20   $0.93   $1.00      --      --
Accumulation unit value at end of
period                                 $1.41    $1.24    $2.17    $1.92    $1.59   $1.40   $1.20   $0.93      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               1,909    1,823    1,770    2,013    1,419     443     326      53      --      --
----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                    $1.15    $1.61    $1.47    $1.41    $1.39   $1.32   $0.96   $1.00      --      --
Accumulation unit value at end of
period                                 $1.63    $1.15    $1.61    $1.47    $1.41   $1.39   $1.32   $0.96      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               2,160    2,719    3,312    3,653    2,474     717     169      45      --      --
----------------------------------------------------------------------------------------------------------------------------



 146    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                    2009     2008     2007     2006     2005     2004    2003    2002    2001    2000
----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (07/31/2002)
Accumulation unit value at
beginning of period                    $1.13    $1.68    $1.85    $1.55    $1.43   $1.21   $0.95   $1.00      --      --
Accumulation unit value at end of
period                                 $1.43    $1.13    $1.68    $1.85    $1.55   $1.43   $1.21   $0.95      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 264      315      446      503      522     391     149      24      --      --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at
beginning of period                    $0.83    $1.28    $1.20    $1.10    $1.06   $1.02   $0.91   $1.00      --      --
Accumulation unit value at end of
period                                 $1.13    $0.83    $1.28    $1.20    $1.10   $1.06   $1.02   $0.91      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  11        8       25       83      118      97      53      --      --      --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (08/30/2002)
Accumulation unit value at
beginning of period                    $1.13    $2.00    $1.74    $1.58    $1.38   $1.22   $0.97   $1.00      --      --
Accumulation unit value at end of
period                                 $1.50    $1.13    $2.00    $1.74    $1.58   $1.38   $1.22   $0.97      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              27,907   47,719   43,300   45,089   16,531   3,067     152      --      --      --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at
beginning of period                    $0.85    $1.47    $1.40    $1.25    $1.05   $1.06   $0.86   $0.95   $1.00      --
Accumulation unit value at end of
period                                 $1.13    $0.85    $1.47    $1.40    $1.25   $1.05   $1.06   $0.86   $0.95      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  67       72       79       90       82      92      19      --      --      --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at
beginning of period                    $0.78    $1.37    $1.25    $1.13    $1.07   $1.03   $0.85   $1.00      --      --
Accumulation unit value at end of
period                                 $0.98    $0.78    $1.37    $1.25    $1.13   $1.07   $1.03   $0.85      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  45       48      218      339      345     306     122       2      --      --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at
beginning of period                    $0.67    $1.29    $1.04    $0.99    $0.96   $0.94   $0.73   $1.00      --      --
Accumulation unit value at end of
period                                 $0.84    $0.67    $1.29    $1.04    $0.99   $0.96   $0.94   $0.73      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 125      129      305      368      324     327      68      --      --      --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at
beginning of period                    $1.01    $1.37    $1.36    $1.25    $1.24   $1.15   $0.92   $0.91   $1.00      --
Accumulation unit value at end of
period                                 $1.42    $1.01    $1.37    $1.36    $1.25   $1.24   $1.15   $0.92   $0.91      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 102      127      159      157      123     186     155      59      43      --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at
beginning of period                    $1.03    $1.08    $1.06    $1.03    $1.03   $1.00      --      --      --      --
Accumulation unit value at end of
period                                 $1.17    $1.03    $1.08    $1.06    $1.03   $1.03      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              45,428   40,566   40,253   12,953    8,188   1,336      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at
beginning of period                    $1.35    $2.27    $2.00    $1.81    $1.56   $1.27   $0.94   $1.06   $1.00      --
Accumulation unit value at end of
period                                 $1.85    $1.35    $2.27    $2.00    $1.81   $1.56   $1.27   $0.94   $1.06      --
Number of accumulation units
outstanding at end of period (000
omitted)                              12,835   18,330   11,091    7,570    3,100   1,208     722     290      13      --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at
beginning of period                    $0.94    $1.71    $1.49    $1.28    $1.10   $1.00      --      --      --      --
Accumulation unit value at end of
period                                 $1.17    $0.94    $1.71    $1.49    $1.28   $1.10      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               4,907    4,814    4,416    4,843    4,036   1,573      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at
beginning of period                    $1.27    $2.23    $2.87    $2.42    $2.17   $1.68   $1.26   $1.25   $1.18   $1.00
Accumulation unit value at end of
period                                 $1.48    $1.27    $2.23    $2.87    $2.42   $2.17   $1.68   $1.26   $1.25   $1.18
Number of accumulation units
outstanding at end of period (000
omitted)                                 622      854    1,179      527      512     421     292     334     125       6
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at
beginning of period                    $1.14    $1.65    $1.61    $1.39    $1.39   $1.24   $0.96   $0.98   $0.99   $1.00
Accumulation unit value at end of
period                                 $1.52    $1.14    $1.65    $1.61    $1.39   $1.39   $1.24   $0.96   $0.98   $0.99
Number of accumulation units
outstanding at end of period (000
omitted)                               2,044    2,501    3,051    2,743    2,554   2,119   1,118     777     413     157
----------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    147

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                    2009     2008     2007     2006     2005     2004    2003    2002    2001    2000
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at
beginning of period                    $0.88    $1.22    $1.28    $1.11    $1.09   $1.00      --      --      --      --
Accumulation unit value at end of
period                                 $1.01    $0.88    $1.22    $1.28    $1.11   $1.09      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 134      142      160       63       38      14      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at
beginning of period                    $1.08    $1.63    $1.70    $1.48    $1.38   $1.14   $0.88   $1.00      --      --
Accumulation unit value at end of
period                                 $1.37    $1.08    $1.63    $1.70    $1.48   $1.38   $1.14   $0.88      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 194      231      311      300      281     284      75      11      --      --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at
beginning of period                    $0.36    $0.63    $0.57    $0.54    $0.52   $0.48   $0.35   $0.50   $0.60   $1.00
Accumulation unit value at end of
period                                 $0.50    $0.36    $0.63    $0.57    $0.54   $0.52   $0.48   $0.35   $0.50   $0.60
Number of accumulation units
outstanding at end of period (000
omitted)                                 838    1,058    1,427    1,612    1,719   1,992   1,273   1,008     617     120
----------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at
beginning of period                    $1.10    $1.78    $1.75    $1.50    $1.38   $1.25   $1.01   $1.17   $1.11   $1.00
Accumulation unit value at end of
period                                 $1.36    $1.10    $1.78    $1.75    $1.50   $1.38   $1.25   $1.01   $1.17   $1.11
Number of accumulation units
outstanding at end of period (000
omitted)                               1,660    1,878    2,787    9,197    2,844   3,112     870     324      24       6
----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at
beginning of period                    $1.09    $1.86    $1.64    $1.37    $1.27   $1.09   $0.84   $1.00      --      --
Accumulation unit value at end of
period                                 $1.47    $1.09    $1.86    $1.64    $1.37   $1.27   $1.09   $0.84      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 166      180      309      377      365     308     127       1      --      --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at
beginning of period                    $1.40    $1.34    $1.23    $1.11    $1.16   $1.00      --      --      --      --
Accumulation unit value at end of
period                                 $1.63    $1.40    $1.34    $1.23    $1.11   $1.16      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              34,264   32,433   35,814   23,082    7,734   1,493      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at
beginning of period                    $0.82    $1.45    $1.44    $1.20    $1.12   $1.00      --      --      --      --
Accumulation unit value at end of
period                                 $1.06    $0.82    $1.45    $1.44    $1.20   $1.12      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 256      311      510      376      226     177      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at
beginning of period                    $1.81    $2.93    $2.88    $2.53    $2.28   $1.84   $1.46   $1.56   $1.41   $1.00
Accumulation unit value at end of
period                                 $2.37    $1.81    $2.93    $2.88    $2.53   $2.28   $1.84   $1.46   $1.56   $1.41
Number of accumulation units
outstanding at end of period (000
omitted)                              10,008   11,967   11,638    9,377    4,128   1,284     550     386     321      60
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at
beginning of period                    $0.61    $0.98    $1.02    $0.92    $0.87   $0.77   $0.61   $0.79   $0.91   $1.00
Accumulation unit value at end of
period                                 $0.72    $0.61    $0.98    $1.02    $0.92   $0.87   $0.77   $0.61   $0.79   $0.91
Number of accumulation units
outstanding at end of period (000
omitted)                                 468      492      587      636      956     816     519     391     286     102
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at
beginning of period                    $0.62    $1.05    $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of
period                                 $0.83    $0.62    $1.05       --       --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              65,361   54,012   36,050       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at
beginning of period                    $0.60    $1.03    $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of
period                                 $0.84    $0.60    $1.03       --       --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  45       27       10       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at
beginning of period                    $0.78    $1.27    $1.16    $1.10    $1.07   $1.00      --      --      --      --
Accumulation unit value at end of
period                                 $1.07    $0.78    $1.27    $1.16    $1.10   $1.07      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  11       11       11       11       11      11      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------



 148    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                    2009     2008     2007     2006     2005     2004    2003    2002    2001    2000
----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at
beginning of period                    $0.72    $1.09    $1.01    $0.91    $0.86   $0.78   $0.65   $0.84   $1.02   $1.00
Accumulation unit value at end of
period                                 $0.90    $0.72    $1.09    $1.01    $0.91   $0.86   $0.78   $0.65   $0.84   $1.02
Number of accumulation units
outstanding at end of period (000
omitted)                                 363      384      402      403      451     539     354     166     151      15
----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at
beginning of period                    $0.86    $1.32    $1.22    $1.10    $1.04   $0.96   $0.80   $1.00      --      --
Accumulation unit value at end of
period                                 $1.08    $0.86    $1.32    $1.22    $1.10   $1.04   $0.96   $0.80      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  14       14       74       85       68      41      21      --      --      --
----------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at
beginning of period                    $0.69    $1.16    $1.15    $1.04    $1.00   $0.96   $0.73   $1.00      --      --
Accumulation unit value at end of
period                                 $1.10    $0.69    $1.16    $1.15    $1.04   $1.00   $0.96   $0.73      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  96      101      141      155      155     138     107       1      --      --
----------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at
beginning of period                    $0.99    $1.30    $1.28    $1.16    $1.15   $1.06   $0.93   $1.00      --      --
Accumulation unit value at end of
period                                 $1.15    $0.99    $1.30    $1.28    $1.16   $1.15   $1.06   $0.93      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 632      661    1,039    1,095    1,130   1,184     348       7      --      --
----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at
beginning of period                    $0.93    $1.53    $1.21    $0.94    $0.82   $0.64   $0.48   $0.63   $0.85   $1.00
Accumulation unit value at end of
period                                 $1.22    $0.93    $1.53    $1.21    $0.94   $0.82   $0.64   $0.48   $0.63   $0.85
Number of accumulation units
outstanding at end of period (000
omitted)                                 217      283      580      675      770     912     684     721     713     171
----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at
beginning of period                    $1.63    $2.67    $2.13    $1.65    $1.44   $1.13   $0.85   $1.00      --      --
Accumulation unit value at end of
period                                 $2.13    $1.63    $2.67    $2.13    $1.65   $1.44   $1.13   $0.85      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  56       66      103       85       72      63      37       9      --      --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at
beginning of period                    $0.84    $1.58    $1.41    $1.33    $1.29   $1.24   $0.97   $1.00      --      --
Accumulation unit value at end of
period                                 $1.20    $0.84    $1.58    $1.41    $1.33   $1.29   $1.24   $0.97      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               6,442    7,744    7,383    8,562    6,720   1,419      14      --      --      --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at
beginning of period                    $1.00    $1.71    $1.64    $1.42    $1.27   $1.08   $0.77   $1.00      --      --
Accumulation unit value at end of
period                                 $1.37    $1.00    $1.71    $1.64    $1.42   $1.27   $1.08   $0.77      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 582      612      831      683      680     562     136      --      --      --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (07/31/2002)
Accumulation unit value at
beginning of period                    $1.14    $1.86    $1.92    $1.70    $1.58   $1.35   $0.95   $1.00      --      --
Accumulation unit value at end of
period                                 $1.53    $1.14    $1.86    $1.92    $1.70   $1.58   $1.35   $0.95      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 206      207      221      168      168     143      64      18      --      --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (05/01/2002)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at
beginning of period                    $1.21    $1.44    $1.34    $1.27    $1.26   $1.18   $1.03   $1.00      --      --
Accumulation unit value at end of
period                                 $1.41    $1.21    $1.44    $1.34    $1.27   $1.26   $1.18   $1.03      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              57,951   47,806   44,474   21,466    9,445   2,076     137       5      --      --
----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at
beginning of period                    $0.85    $1.03    $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of
period                                 $1.02    $0.85    $1.03       --       --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              33,919   46,677   37,481       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (05/01/2002)
Accumulation unit value at
beginning of period                    $0.92    $1.13    $1.15    $1.14    $1.02   $0.97   $0.84   $1.00      --      --
Accumulation unit value at end of
period                                 $1.14    $0.92    $1.13    $1.15    $1.14   $1.02   $0.97   $0.84      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  97      123      136      162      175     177     188      73      --      --
----------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    149

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                    2009     2008     2007     2006     2005     2004    2003    2002    2001    2000
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at
beginning of period                    $0.73    $1.21    $1.31    $1.15    $1.11   $1.02   $0.81   $1.00      --      --
Accumulation unit value at end of
period                                 $0.93    $0.73    $1.21    $1.31    $1.15   $1.11   $1.02   $0.81      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   8       11       33       59       57      66      52      --      --      --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at
beginning of period                    $0.88    $1.18    $1.14    $1.11    $1.10   $1.07   $1.05   $1.00      --      --
Accumulation unit value at end of
period                                 $1.27    $0.88    $1.18    $1.14    $1.11   $1.10   $1.07   $1.05      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   2       --       53       83      110      69      37      --      --      --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at
beginning of period                    $0.56    $1.01    $0.95    $0.75    $0.68   $0.60   $0.47   $0.58   $0.75   $1.00
Accumulation unit value at end of
period                                 $0.68    $0.56    $1.01    $0.95    $0.75   $0.68   $0.60   $0.47   $0.58   $0.75
Number of accumulation units
outstanding at end of period (000
omitted)                                 955    1,134    1,511    1,624    1,716   1,786   1,760   1,350   1,244     708
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at
beginning of period                    $0.73    $1.23    $1.44    $1.25    $1.18   $1.00      --      --      --      --
Accumulation unit value at end of
period                                 $0.95    $0.73    $1.23    $1.44    $1.25   $1.18      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 325      340      355    5,948       89       5      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at
beginning of period                    $0.31    $0.58    $0.57    $0.55    $0.50   $0.43   $0.33   $0.48   $0.73   $1.00
Accumulation unit value at end of
period                                 $0.43    $0.31    $0.58    $0.57    $0.55   $0.50   $0.43   $0.33   $0.48   $0.73
Number of accumulation units
outstanding at end of period (000
omitted)                                 454      550      632      916    1,031   1,143   1,270   1,246   1,676     814
----------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at
beginning of period                    $0.60    $0.99    $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of
period                                 $0.77    $0.60    $0.99       --       --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              81,300   45,483   28,284       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at
beginning of period                    $0.80    $1.29    $1.24    $1.08    $1.10   $1.00      --      --      --      --
Accumulation unit value at end of
period                                 $1.08    $0.80    $1.29    $1.24    $1.08   $1.10      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   7        7        7        8        8       2      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (05/01/2002)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at
beginning of period                    $0.98    $1.45    $1.55    $1.31    $1.26   $1.07   $0.79   $1.00      --      --
Accumulation unit value at end of
period                                 $1.31    $0.98    $1.45    $1.55    $1.31   $1.26   $1.07   $0.79      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               9,670   11,364   11,900   10,097    9,125   1,935      72      20      --      --
----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (03/01/2002)
Accumulation unit value at
beginning of period                    $0.83    $1.20    $1.20    $1.07    $1.05   $0.97   $0.82   $1.00      --      --
Accumulation unit value at end of
period                                 $1.01    $0.83    $1.20    $1.20    $1.07   $1.05   $0.97   $0.82      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   9       36       50       54       57      60      12      --      --      --
----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (03/01/2002)
Accumulation unit value at
beginning of period                    $1.03    $1.03    $1.00    $0.97    $0.96   $0.97   $0.99   $1.00      --      --
Accumulation unit value at end of
period                                 $1.02    $1.03    $1.03    $1.00    $0.97   $0.96   $0.97   $0.99      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              19,621    8,230    5,476    2,192    1,151     399      76      --      --      --
----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (03/01/2002)
Accumulation unit value at
beginning of period                    $1.05    $1.14    $1.10    $1.07    $1.07   $1.04   $1.01   $1.00      --      --
Accumulation unit value at end of
period                                 $1.18    $1.05    $1.14    $1.10    $1.07   $1.07   $1.04   $1.01      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              84,971   77,286   67,959   33,990    1,077     842     152      40      --      --
----------------------------------------------------------------------------------------------------------------------------



 150    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                    2009     2008     2007     2006     2005     2004    2003    2002    2001    2000
----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/03/2000)
Accumulation unit value at
beginning of period                    $1.13    $1.94    $1.83    $1.55    $1.39   $1.20   $0.86   $1.08   $1.08   $1.00
Accumulation unit value at end of
period                                 $1.42    $1.13    $1.94    $1.83    $1.55   $1.39   $1.20   $0.86   $1.08   $1.08
Number of accumulation units
outstanding at end of period (000
omitted)                              63,435   55,414   35,371   27,624    9,764     608     392     325     144      40
----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/03/2000)
Accumulation unit value at
beginning of period                    $0.46    $0.81    $0.80    $0.70    $0.67   $0.65   $0.51   $0.67   $0.83   $1.00
Accumulation unit value at end of
period                                 $0.56    $0.46    $0.81    $0.80    $0.70   $0.67   $0.65   $0.51   $0.67   $0.83
Number of accumulation units
outstanding at end of period (000
omitted)                              12,306   14,085   14,409   15,807   17,584   7,616      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at
beginning of period                    $1.07    $1.09    $1.02    $1.00       --      --      --      --      --      --
Accumulation unit value at end of
period                                 $1.12    $1.07    $1.09    $1.02       --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              67,428   34,578   35,149   26,599       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (03/03/2000)
Accumulation unit value at
beginning of period                    $0.92    $1.25    $1.25    $1.14    $1.12   $1.02   $0.83   $0.90   $0.87   $1.00
Accumulation unit value at end of
period                                 $1.39    $0.92    $1.25    $1.25    $1.14   $1.12   $1.02   $0.83   $0.90   $0.87
Number of accumulation units
outstanding at end of period (000
omitted)                               4,591    5,601    6,703    8,935    4,144     855     325      80      90       8
----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at
beginning of period                    $0.95    $1.19    $1.18    $1.11    $1.10   $1.00      --      --      --      --
Accumulation unit value at end of
period                                 $1.33    $0.95    $1.19    $1.18    $1.11   $1.10      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              41,498   25,442   20,776    8,355        8      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (08/30/2002)
Accumulation unit value at
beginning of period                    $0.85    $1.56    $1.40    $1.42    $1.31   $1.22   $1.02   $1.00      --      --
Accumulation unit value at end of
period                                 $1.36    $0.85    $1.56    $1.40    $1.42   $1.31   $1.22   $1.02      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 406      643      597      708      735     335      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at
beginning of period                    $0.54    $1.00    $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of
period                                 $0.74    $0.54    $1.00       --       --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 136      136      136       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (04/30/2004)
Accumulation unit value at
beginning of period                    $0.81    $1.30    $1.26    $1.11    $1.08   $1.00      --      --      --      --
Accumulation unit value at end of
period                                 $1.00    $0.81    $1.30    $1.26    $1.11   $1.08      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 405      374      367      227      227     174      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/03/2000)
Accumulation unit value at
beginning of period                    $1.14    $1.19    $1.15    $1.13    $1.13   $1.14   $1.14   $1.10   $1.05   $1.00
Accumulation unit value at end of
period                                 $1.19    $1.14    $1.19    $1.15    $1.13   $1.13   $1.14   $1.14   $1.10   $1.05
Number of accumulation units
outstanding at end of period (000
omitted)                              13,727    7,345    6,207    5,084    3,085   1,544   1,019     864     413      65
----------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at
beginning of period                    $0.69    $1.27    $1.25    $1.14    $1.07   $1.00      --      --      --      --
Accumulation unit value at end of
period                                 $0.93    $0.69    $1.27    $1.25    $1.14   $1.07      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 809    5,059    3,798       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at
beginning of period                    $0.77    $1.29    $1.32    $1.13    $1.10   $1.00      --      --      --      --
Accumulation unit value at end of
period                                 $0.96    $0.77    $1.29    $1.32    $1.13   $1.10      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   2        3        2        3        3      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (CLASS 3) (03/03/2000)
Accumulation unit value at
beginning of period                    $0.73    $1.21    $1.29    $1.17    $1.14   $0.97   $0.67   $0.82   $0.89   $1.00
Accumulation unit value at end of
period                                 $1.00    $0.73    $1.21    $1.29    $1.17   $1.14   $0.97   $0.67   $0.82   $0.89
Number of accumulation units
outstanding at end of period (000
omitted)                                  48       69      330      434      444     441     399      78      79      39
----------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    151

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                    2009     2008     2007     2006     2005     2004    2003    2002    2001    2000
----------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (04/30/2004)
Accumulation unit value at
beginning of period                    $1.25    $2.75    $2.02    $1.54    $1.17   $1.00      --      --      --      --
Accumulation unit value at end of
period                                 $2.14    $1.25    $2.75    $2.02    $1.54   $1.17      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              12,170   16,976   10,106    9,010    5,172   1,070      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at
beginning of period                    $1.01    $1.73    $1.56    $1.28    $1.14   $1.00      --      --      --      --
Accumulation unit value at end of
period                                 $1.27    $1.01    $1.73    $1.56    $1.28   $1.14      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  13       20       20       20       16       1      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at
beginning of period                    $1.03    $1.63    $1.70    $1.49    $1.45   $1.26   $0.98   $1.00      --      --
Accumulation unit value at end of
period                                 $1.30    $1.03    $1.63    $1.70    $1.49   $1.45   $1.26   $0.98      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              35,637   43,373   36,774   36,888   18,912   3,700      73      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at
beginning of period                    $1.11    $1.66    $1.65    $1.45    $1.34   $1.20   $0.96   $1.00      --      --
Accumulation unit value at end of
period                                 $1.35    $1.11    $1.66    $1.65    $1.45   $1.34   $1.20   $0.96      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  88      102      221      225      252     244      80      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at
beginning of period                    $0.46    $0.85    $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of
period                                 $0.64    $0.46    $0.85       --       --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              14,104   18,345    7,208       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at
beginning of period                    $0.59    $1.12    $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of
period                                 $0.91    $0.59    $1.12       --       --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  10        9        8       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at
beginning of period                    $1.35    $2.21    $2.72    $2.00    $1.74   $1.30   $0.96   $1.00      --      --
Accumulation unit value at end of
period                                 $1.71    $1.35    $2.21    $2.72    $2.00   $1.74   $1.30   $0.96      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  41       44       46       47       48      50       7      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at
beginning of period                    $1.06    $1.74    $2.14    $1.58    $1.37   $1.00      --      --      --      --
Accumulation unit value at end of
period                                 $1.34    $1.06    $1.74    $2.14    $1.58   $1.37      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 498      554      553      510      443     177      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at
beginning of period                    $1.18    $2.21    $1.94    $1.44    $1.20   $1.00      --      --      --      --
Accumulation unit value at end of
period                                 $1.74    $1.18    $2.21    $1.94    $1.44   $1.20      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              14,141   19,452   10,278    8,406    4,181     858      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at
beginning of period                    $0.82    $1.39    $1.34    $1.26    $1.15   $1.00      --      --      --      --
Accumulation unit value at end of
period                                 $1.15    $0.82    $1.39    $1.34    $1.26   $1.15      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                              17,593   17,008   13,828    7,563    5,332     946      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND (03/03/2000)
(PREVIOUSLY WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND)
Accumulation unit value at
beginning of period                    $0.83    $1.20    $1.13    $1.03    $0.99   $0.92   $0.77   $0.90   $0.98   $1.00
Accumulation unit value at end of
period                                 $0.95    $0.83    $1.20    $1.13    $1.03   $0.99   $0.92   $0.77   $0.90   $0.98
Number of accumulation units
outstanding at end of period (000
omitted)                                 941    1,078    1,784    2,517    2,665   2,740   2,853   2,230   1,777     480
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (03/03/2000)
Accumulation unit value at
beginning of period                    $0.76    $1.19    $1.23    $1.02    $1.01   $0.92   $0.75   $1.00   $1.09   $1.00
Accumulation unit value at end of
period                                 $0.96    $0.76    $1.19    $1.23    $1.02   $1.01   $0.92   $0.75   $1.00   $1.09
Number of accumulation units
outstanding at end of period (000
omitted)                                 290    2,280    1,729      474      469     450     467     336     307     136
----------------------------------------------------------------------------------------------------------------------------



 152    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                    2009     2008     2007     2006     2005     2004    2003    2002    2001    2000
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (03/03/2000)
Accumulation unit value at
beginning of period                    $0.86    $1.37    $1.36    $1.17    $1.12   $1.03   $0.83   $1.05   $1.12   $1.00
Accumulation unit value at end of
period                                 $0.98    $0.86    $1.37    $1.36    $1.17   $1.12   $1.03   $0.83   $1.05   $1.12
Number of accumulation units
outstanding at end of period (000
omitted)                               4,297    1,427    1,795    1,983    2,255   1,615   1,429     993     522     104
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (07/03/2000)
Accumulation unit value at
beginning of period                    $0.61    $1.10    $0.99    $0.83    $0.77   $0.72   $0.56   $0.73   $0.89   $1.00
Accumulation unit value at end of
period                                 $0.68    $0.61    $1.10    $0.99    $0.83   $0.77   $0.72   $0.56   $0.73   $0.89
Number of accumulation units
outstanding at end of period (000
omitted)                                 223      269      359      497      418     449     305     140      62       6
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (03/03/2000)
Accumulation unit value at
beginning of period                    $0.43    $0.72    $0.71    $0.63    $0.65   $0.61   $0.50   $0.69   $0.87   $1.00
Accumulation unit value at end of
period                                 $0.57    $0.43    $0.72    $0.71    $0.63   $0.65   $0.61   $0.50   $0.69   $0.87
Number of accumulation units
outstanding at end of period (000
omitted)                                  43       49       66      121      140     186     230     152      95      42
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (03/03/2000)
Accumulation unit value at
beginning of period                    $0.44    $0.73    $0.69    $0.68    $0.66   $0.65   $0.52   $0.74   $0.95   $1.00
Accumulation unit value at end of
period                                 $0.61    $0.44    $0.73    $0.69    $0.68   $0.66   $0.65   $0.52   $0.74   $0.95
Number of accumulation units
outstanding at end of period (000
omitted)                              14,138   10,007   10,813   11,871   10,019   5,214   4,072   3,190   2,622   1,011
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND* (03/03/2000)
Accumulation unit value at
beginning of period                    $1.09    $1.09    $1.05    $1.03    $1.02   $1.03   $1.04   $1.04   $1.02   $1.00
Accumulation unit value at end of
period                                 $1.08    $1.09    $1.09    $1.05    $1.03   $1.02   $1.03   $1.04   $1.04   $1.02
Number of accumulation units
outstanding at end of period (000
omitted)                               1,434    2,213    1,058    1,196      998     826   1,085   1,248   1,117     404
*Wells Fargo Advantage VT Money Market Fund liquidated on April 30, 2010.
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (03/03/2000)
Accumulation unit value at
beginning of period                    $0.32    $0.55    $0.49    $0.41    $0.39   $0.35   $0.25   $0.41   $0.56   $1.00
Accumulation unit value at end of
period                                 $0.48    $0.32    $0.55    $0.49    $0.41   $0.39   $0.35   $0.25   $0.41   $0.56
Number of accumulation units
outstanding at end of period (000
omitted)                                 611      755      924    1,086    1,314   1,371   1,396     976     911     445
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (03/03/2000)
Accumulation unit value at
beginning of period                    $1.39    $1.38    $1.33    $1.30    $1.30   $1.26   $1.18   $1.12   $1.06   $1.00
Accumulation unit value at end of
period                                 $1.53    $1.39    $1.38    $1.33    $1.30   $1.30   $1.26   $1.18   $1.12   $1.06
Number of accumulation units
outstanding at end of period (000
omitted)                              11,055   11,176   16,465   11,634    3,551     990     627     579     548      68
----------------------------------------------------------------------------------------------------------------------------




VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                   2009     2008     2007     2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (11/06/2003)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period       $0.63    $1.34    $1.34    $1.21   $1.17   $1.07   $1.00
Accumulation unit value at end of period             $0.92    $0.63    $1.34    $1.34   $1.21   $1.17   $1.07
Number of accumulation units outstanding at end
of period (000 omitted)                              1,710    2,094    1,862    2,222   2,605   1,046       7
-----------------------------------------------------------------------------------------------------------------


INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/06/2003)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period       $0.74    $1.31    $1.20    $1.15   $1.08   $1.03   $1.00
Accumulation unit value at end of period             $0.88    $0.74    $1.31    $1.20   $1.15   $1.08   $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                                  4        4        3       48      --      --      --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/06/2003)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period       $0.81    $1.56    $1.44    $1.26   $1.17   $1.04   $1.00
Accumulation unit value at end of period             $1.13    $0.81    $1.56    $1.44   $1.26   $1.17   $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                                 26       28       18       17      19      20       2
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period       $0.78    $1.14    $1.08    $1.00      --      --      --
Accumulation unit value at end of period             $0.98    $0.78    $1.14    $1.08      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 --        2       24       25      --      --      --
-----------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    153

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2009     2008     2007     2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period       $0.72    $1.03    $1.00       --      --      --      --
Accumulation unit value at end of period             $0.90    $0.72    $1.03       --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 63       70        2       --      --      --      --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period       $0.61    $1.04    $1.00       --      --      --      --
Accumulation unit value at end of period             $0.81    $0.61    $1.04       --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             26,698   13,057    7,762       --      --      --      --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period       $0.93    $1.33    $1.24    $1.13   $1.08   $1.00      --
Accumulation unit value at end of period             $1.19    $0.93    $1.33    $1.24   $1.13   $1.08      --
Number of accumulation units outstanding at end
of period (000 omitted)                                359      400      505      677     778     302      --
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period       $0.82    $1.00       --       --      --      --      --
Accumulation unit value at end of period             $1.00    $0.82       --       --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 35       50       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/06/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period       $0.68    $1.32    $1.12    $1.05   $1.04   $1.00   $1.00
Accumulation unit value at end of period             $1.03    $0.68    $1.32    $1.12   $1.05   $1.04   $1.00
Number of accumulation units outstanding at end
of period (000 omitted)                                 15       58        7        6       6       6      --
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of period       $0.83    $1.43    $1.39    $1.21   $1.17   $1.07   $1.00
Accumulation unit value at end of period             $0.98    $0.83    $1.43    $1.39   $1.21   $1.17   $1.07
Number of accumulation units outstanding at end
of period (000 omitted)                                134      174      251       91      97      97      --
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period       $0.87    $1.88    $1.82    $1.37   $1.20   $1.00      --
Accumulation unit value at end of period             $1.14    $0.87    $1.88    $1.82   $1.37   $1.20      --
Number of accumulation units outstanding at end
of period (000 omitted)                             11,757   15,828    9,576    6,198   3,335     653      --
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of period       $0.79    $1.34    $1.20    $1.23   $1.09   $1.02   $1.00
Accumulation unit value at end of period             $1.07    $0.79    $1.34    $1.20   $1.23   $1.09   $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                                 --       11       11       11      11      11      --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period       $1.09    $1.13    $1.05    $1.05   $1.05   $1.00      --
Accumulation unit value at end of period             $1.18    $1.09    $1.13    $1.05   $1.05   $1.05      --
Number of accumulation units outstanding at end
of period (000 omitted)                              5,617    5,447    8,784   10,182   7,937   1,618      --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period       $0.96    $1.76    $1.52    $1.24   $1.12   $1.00      --
Accumulation unit value at end of period             $1.25    $0.96    $1.76    $1.52   $1.24   $1.12      --
Number of accumulation units outstanding at end
of period (000 omitted)                                  1        1       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period       $0.67    $0.90    $1.00       --      --      --      --
Accumulation unit value at end of period             $0.85    $0.67    $0.90       --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 --       --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period       $0.69    $1.20    $1.01    $1.06   $1.06   $1.00      --
Accumulation unit value at end of period             $0.91    $0.69    $1.20    $1.01   $1.06   $1.06      --
Number of accumulation units outstanding at end
of period (000 omitted)                              5,028    5,587    5,961   16,187   4,805     716      --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period       $0.87    $1.22    $1.31    $1.12   $1.09   $1.00      --
Accumulation unit value at end of period             $1.03    $0.87    $1.22    $1.31   $1.12   $1.09      --
Number of accumulation units outstanding at end
of period (000 omitted)                                  8       --        2        4      --      --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period       $0.79    $1.06    $1.06    $1.00      --      --      --
Accumulation unit value at end of period             $1.11    $0.79    $1.06    $1.06      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              1,977    2,390    4,965    6,135      --      --      --
-----------------------------------------------------------------------------------------------------------------



 154    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2009     2008     2007     2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period       $0.67    $1.12    $1.00       --      --      --      --
Accumulation unit value at end of period             $0.83    $0.67    $1.12       --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             33,787   25,921   16,433       --      --      --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period       $0.57    $1.13    $1.00       --      --      --      --
Accumulation unit value at end of period             $0.78    $0.57    $1.13       --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 --       --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period       $0.96    $1.36    $1.42    $1.21   $1.17   $1.00      --
Accumulation unit value at end of period             $1.18    $0.96    $1.36    $1.42   $1.21   $1.17      --
Number of accumulation units outstanding at end
of period (000 omitted)                             17,451   13,991   11,030        5      --      --      --
-----------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period       $0.72    $1.10    $1.00       --      --      --      --
Accumulation unit value at end of period             $0.84    $0.72    $1.10       --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                162      253      116       --      --      --      --
-----------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period       $0.75    $1.27    $1.28    $1.21   $1.13   $1.00      --
Accumulation unit value at end of period             $0.99    $0.75    $1.27    $1.28   $1.21   $1.13      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 --       --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period       $0.69    $1.20    $1.07    $1.05   $1.03   $1.00      --
Accumulation unit value at end of period             $1.07    $0.69    $1.20    $1.07   $1.05   $1.03      --
Number of accumulation units outstanding at end
of period (000 omitted)                              1,145    1,458    1,512    3,643   1,312     251      --
-----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period       $0.87    $1.26    $1.20    $1.05   $1.03   $1.00      --
Accumulation unit value at end of period             $1.04    $0.87    $1.26    $1.20   $1.05   $1.03      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 11       10       10        8       8      --      --
-----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period       $0.62    $1.09    $1.00       --      --      --      --
Accumulation unit value at end of period             $0.76    $0.62    $1.09       --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                  6       --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period       $0.94    $1.54    $1.50    $1.25   $1.14   $1.00      --
Accumulation unit value at end of period             $1.21    $0.94    $1.54    $1.50   $1.25   $1.14      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 13       15       37       --      --      --      --
-----------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period       $0.70    $0.98    $1.00       --      --      --      --
Accumulation unit value at end of period             $1.00    $0.70    $0.98       --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             12,857   10,276    7,887       --      --      --      --
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period       $0.86    $1.09    $1.06    $1.04   $1.03   $1.01   $1.00
Accumulation unit value at end of period             $0.91    $0.86    $1.09    $1.06   $1.04   $1.03   $1.01
Number of accumulation units outstanding at end
of period (000 omitted)                                299      352      402      425     246     187      37
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND - CLASS 2* (11/06/2003)
Accumulation unit value at beginning of period       $0.67    $1.25    $1.20    $1.11   $1.08   $1.03   $1.00
Accumulation unit value at end of period             $0.92    $0.67    $1.25    $1.20   $1.11   $1.08   $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                                149      150      157      158     178     169       7
*Evergreen VA Diversified Capital Builder Fund - Class 2 liquidated on April 30, 2010.
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2* (11/06/2003)
Accumulation unit value at beginning of period       $0.78    $1.13    $1.11    $1.07   $1.10   $1.03   $1.00
Accumulation unit value at end of period             $1.02    $0.78    $1.13    $1.11   $1.07   $1.10   $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                                247      344      409      408     447     327      52
*Evergreen VA Diversified Income Builder Fund - Class 2 liquidated on April 30, 2010.
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period       $0.94    $1.42    $1.34    $1.21   $1.14   $1.06   $1.00
Accumulation unit value at end of period             $1.25    $0.94    $1.42    $1.34   $1.21   $1.14   $1.06
Number of accumulation units outstanding at end
of period (000 omitted)                                131      222      232      216     328     154       6
-----------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    155

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2009     2008     2007     2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period       $0.80    $1.39    $1.28    $1.18   $1.13   $1.01   $1.00
Accumulation unit value at end of period             $1.10    $0.80    $1.39    $1.28   $1.18   $1.13   $1.01
Number of accumulation units outstanding at end
of period (000 omitted)                                 66       89       90      115     139      40       2
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2* (11/06/2003)
Accumulation unit value at beginning of period       $0.85    $1.17    $1.16    $1.09   $1.09   $1.03   $1.00
Accumulation unit value at end of period             $1.27    $0.85    $1.17    $1.16   $1.09   $1.09   $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                                 50       74       87      101      86      88      12
*Evergreen VA High Income Fund - Class 2 liquidated on April 30, 2010.
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period       $1.11    $1.94    $1.72    $1.43   $1.26   $1.08   $1.00
Accumulation unit value at end of period             $1.27    $1.11    $1.94    $1.72   $1.43   $1.26   $1.08
Number of accumulation units outstanding at end
of period (000 omitted)                                210      236      240      279     306     184       7
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period       $0.89    $1.24    $1.13    $1.09   $1.07   $1.02   $1.00
Accumulation unit value at end of period             $1.25    $0.89    $1.24    $1.13   $1.09   $1.07   $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                                111      163      201      290     325     180      26
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period       $0.98    $1.46    $1.61    $1.35   $1.25   $1.06   $1.00
Accumulation unit value at end of period             $1.25    $0.98    $1.46    $1.61   $1.35   $1.25   $1.06
Number of accumulation units outstanding at end
of period (000 omitted)                                 73      108      132      132     164     238      46
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period       $0.96    $1.70    $1.48    $1.35   $1.18   $1.04   $1.00
Accumulation unit value at end of period             $1.28    $0.96    $1.70    $1.48   $1.35   $1.18   $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                             12,738   24,186   22,112   23,330   8,017   1,767      52
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period       $0.73    $1.40    $1.13    $1.08   $1.04   $1.03   $1.00
Accumulation unit value at end of period             $0.91    $0.73    $1.40    $1.13   $1.08   $1.04   $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                                149      148      177      120     116      75       1
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period       $1.03    $1.08    $1.06    $1.03   $1.03   $1.00      --
Accumulation unit value at end of period             $1.16    $1.03    $1.08    $1.06   $1.03   $1.03      --
Number of accumulation units outstanding at end
of period (000 omitted)                             21,112   20,451   22,256    8,675   6,495   1,052      --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period       $1.13    $1.90    $1.68    $1.52   $1.31   $1.07   $1.00
Accumulation unit value at end of period             $1.55    $1.13    $1.90    $1.68   $1.52   $1.31   $1.07
Number of accumulation units outstanding at end
of period (000 omitted)                              6,330    9,517    5,907    3,603   1,073     223      25
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period       $1.03    $1.87    $1.62    $1.40   $1.20   $1.08   $1.00
Accumulation unit value at end of period             $1.27    $1.03    $1.87    $1.62   $1.40   $1.20   $1.08
Number of accumulation units outstanding at end
of period (000 omitted)                                813      898      902    1,569   1,336     646      --
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period       $0.80    $1.41    $1.81    $1.53   $1.37   $1.06   $1.00
Accumulation unit value at end of period             $0.93    $0.80    $1.41    $1.81   $1.53   $1.37   $1.06
Number of accumulation units outstanding at end
of period (000 omitted)                                 35       34       27       25      27      24      --
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period       $0.92    $1.33    $1.30    $1.12   $1.12   $1.00      --
Accumulation unit value at end of period             $1.22    $0.92    $1.33    $1.30   $1.12   $1.12      --
Number of accumulation units outstanding at end
of period (000 omitted)                                811      766    1,067    1,115     900     530      --
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period       $0.87    $1.22    $1.28    $1.11   $1.09   $1.00      --
Accumulation unit value at end of period             $1.01    $0.87    $1.22    $1.28   $1.11   $1.09      --
Number of accumulation units outstanding at end
of period (000 omitted)                                226      252      241      224     135      66      --
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period       $1.00    $1.53    $1.59    $1.38   $1.29   $1.06   $1.00
Accumulation unit value at end of period             $1.27    $1.00    $1.53    $1.59   $1.38   $1.29   $1.06
Number of accumulation units outstanding at end
of period (000 omitted)                                 22       37       85       87      88      89       6
-----------------------------------------------------------------------------------------------------------------



 156    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2009     2008     2007     2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period       $0.76    $1.35    $1.23    $1.16   $1.12   $1.02   $1.00
Accumulation unit value at end of period             $1.08    $0.76    $1.35    $1.23   $1.16   $1.12   $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                                 56       59      123      137     133     132      --
-----------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period       $0.93    $1.51    $1.49    $1.28   $1.18   $1.06   $1.00
Accumulation unit value at end of period             $1.16    $0.93    $1.51    $1.49   $1.28   $1.18   $1.06
Number of accumulation units outstanding at end
of period (000 omitted)                                895    1,047    1,381    5,785   1,149   1,138      48
-----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period       $1.07    $1.82    $1.60    $1.34   $1.24   $1.07   $1.00
Accumulation unit value at end of period             $1.44    $1.07    $1.82    $1.60   $1.34   $1.24   $1.07
Number of accumulation units outstanding at end
of period (000 omitted)                                 52       75      119      134     139     139       3
-----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period       $1.39    $1.33    $1.22    $1.10   $1.16   $1.00      --
Accumulation unit value at end of period             $1.62    $1.39    $1.33    $1.22   $1.10   $1.16      --
Number of accumulation units outstanding at end
of period (000 omitted)                             13,111   13,139   14,768    9,166   2,944     652      --
-----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period       $0.82    $1.44    $1.44    $1.20   $1.12   $1.00      --
Accumulation unit value at end of period             $1.05    $0.82    $1.44    $1.44   $1.20   $1.12      --
Number of accumulation units outstanding at end
of period (000 omitted)                                645      603      682      487     237      46      --
-----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period       $0.95    $1.53    $1.51    $1.32   $1.19   $1.00      --
Accumulation unit value at end of period             $1.24    $0.95    $1.53    $1.51   $1.32   $1.19      --
Number of accumulation units outstanding at end
of period (000 omitted)                              7,996   10,038    9,795    7,602   2,692     580      --
-----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period       $0.58    $0.94    $1.00       --      --      --      --
Accumulation unit value at end of period             $0.69    $0.58    $0.94       --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 --       --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period       $0.62    $1.05    $1.00       --      --      --      --
Accumulation unit value at end of period             $0.83    $0.62    $1.05       --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             29,013   27,015   19,888       --      --      --      --
-----------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period       $0.60    $1.03    $1.00       --      --      --      --
Accumulation unit value at end of period             $0.84    $0.60    $1.03       --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 40       --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period       $0.80    $1.29    $1.18    $1.12   $1.09   $1.02   $1.00
Accumulation unit value at end of period             $1.09    $0.80    $1.29    $1.18   $1.12   $1.09   $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                                 19       19       19       19      19      19      --
-----------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period       $0.70    $1.18    $1.17    $1.06   $1.03   $0.98   $1.00
Accumulation unit value at end of period             $1.12    $0.70    $1.18    $1.17   $1.06   $1.03   $0.98
Number of accumulation units outstanding at end
of period (000 omitted)                                 72       70       69       60      43      38      --
-----------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period       $0.99    $1.29    $1.27    $1.15   $1.14   $1.05   $1.00
Accumulation unit value at end of period             $1.14    $0.99    $1.29    $1.27   $1.15   $1.14   $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                                441      611      819      742     796     528      68
-----------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period       $1.57    $2.57    $2.05    $1.59   $1.39   $1.09   $1.00
Accumulation unit value at end of period             $2.05    $1.57    $2.57    $2.05   $1.59   $1.39   $1.09
Number of accumulation units outstanding at end
of period (000 omitted)                                106       55       46       21      29      30      --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of period       $0.72    $1.35    $1.20    $1.14   $1.10   $1.05   $1.00
Accumulation unit value at end of period             $1.02    $0.72    $1.35    $1.20   $1.14   $1.10   $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                              3,777    4,378    4,182    5,176   3,882     714       5
-----------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    157

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2009     2008     2007     2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of period       $1.00    $1.70    $1.63    $1.41   $1.26   $1.08   $1.00
Accumulation unit value at end of period             $1.36    $1.00    $1.70    $1.63   $1.41   $1.26   $1.08
Number of accumulation units outstanding at end
of period (000 omitted)                                 63      140       76       72      71      54      --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of period       $0.24    $1.16    $1.18    $1.10   $1.10   $1.03   $1.00
Accumulation unit value at end of period             $0.30    $0.24    $1.16    $1.18   $1.10   $1.10   $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                                 64       61       76       79      79      79      --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of period       $0.86    $1.42    $1.46    $1.30   $1.20   $1.03   $1.00
Accumulation unit value at end of period             $1.16    $0.86    $1.42    $1.46   $1.30   $1.20   $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                                386      393      417      414     418     351      14
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (11/06/2003)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period       $1.05    $1.26    $1.17    $1.11   $1.10   $1.03   $1.00
Accumulation unit value at end of period             $1.23    $1.05    $1.26    $1.17   $1.11   $1.10   $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                             27,805   24,993   24,576   12,471   6,319   1,918       6
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period       $0.85    $1.03    $1.00       --      --      --      --
Accumulation unit value at end of period             $1.02    $0.85    $1.03       --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             14,811   22,585   19,765       --      --      --      --
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of period       $1.01    $1.25    $1.27    $1.26   $1.13   $1.08   $1.00
Accumulation unit value at end of period             $1.26    $1.01    $1.25    $1.27   $1.26   $1.13   $1.08
Number of accumulation units outstanding at end
of period (000 omitted)                                 30       18       10        5       3       3      --
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of period       $0.77    $1.27    $1.38    $1.21   $1.17   $1.07   $1.00
Accumulation unit value at end of period             $0.98    $0.77    $1.27    $1.38   $1.21   $1.17   $1.07
Number of accumulation units outstanding at end
of period (000 omitted)                                 --       --       17       18      17      17      --
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of period       $1.02    $1.84    $1.73    $1.38   $1.25   $1.10   $1.00
Accumulation unit value at end of period             $1.24    $1.02    $1.84    $1.73   $1.38   $1.25   $1.10
Number of accumulation units outstanding at end
of period (000 omitted)                                 60       74       77       84      98     103       6
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of period       $0.75    $1.24    $1.26    $1.15   $1.11   $1.05   $1.00
Accumulation unit value at end of period             $0.98    $0.75    $1.24    $1.26   $1.15   $1.11   $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                                 --       --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period       $0.73    $1.23    $1.43    $1.24   $1.18   $1.00      --
Accumulation unit value at end of period             $0.95    $0.73    $1.23    $1.43   $1.24   $1.18      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 40       54       57    2,986      --      --      --
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of period       $0.72    $1.35    $1.33    $1.28   $1.16   $1.00   $1.00
Accumulation unit value at end of period             $0.99    $0.72    $1.35    $1.33   $1.28   $1.16   $1.00
Number of accumulation units outstanding at end
of period (000 omitted)                                 --       --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period       $0.60    $0.99    $1.00       --      --      --      --
Accumulation unit value at end of period             $0.77    $0.60    $0.99       --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             35,985   22,914   15,422       --      --      --      --
-----------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period       $0.80    $1.28    $1.23    $1.08   $1.10   $1.00      --
Accumulation unit value at end of period             $1.07    $0.80    $1.28    $1.23   $1.08   $1.10      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 --       --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (11/06/2003)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period       $0.95    $1.42    $1.52    $1.28   $1.24   $1.05   $1.00
Accumulation unit value at end of period             $1.28    $0.95    $1.42    $1.52   $1.28   $1.24   $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                              3,447    3,967    4,430    4,843   4,143     929       1
-----------------------------------------------------------------------------------------------------------------



 158    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2009     2008     2007     2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of period       $1.06    $1.05    $1.02    $1.00   $0.99   $1.00   $1.00
Accumulation unit value at end of period             $1.04    $1.06    $1.05    $1.02   $1.00   $0.99   $1.00
Number of accumulation units outstanding at end
of period (000 omitted)                              8,934    4,450    2,213    1,656     856   2,485      23
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of period       $1.02    $1.11    $1.07    $1.04   $1.04   $1.01   $1.00
Accumulation unit value at end of period             $1.14    $1.02    $1.11    $1.07   $1.04   $1.04   $1.01
Number of accumulation units outstanding at end
of period (000 omitted)                             36,126   35,807   33,077   17,563     268     265      19
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of period       $1.03    $1.77    $1.67    $1.42   $1.27   $1.09   $1.00
Accumulation unit value at end of period             $1.29    $1.03    $1.77    $1.67   $1.42   $1.27   $1.09
Number of accumulation units outstanding at end
of period (000 omitted)                             28,347   27,080   17,997   13,288   4,126      78       4
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period       $0.71    $1.26    $1.24    $1.10   $1.05   $1.00      --
Accumulation unit value at end of period             $0.87    $0.71    $1.26    $1.24   $1.10   $1.05      --
Number of accumulation units outstanding at end
of period (000 omitted)                              3,242    3,350    3,351    4,233   4,918   2,114      --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period       $1.07    $1.09    $1.02    $1.00      --      --      --
Accumulation unit value at end of period             $1.12    $1.07    $1.09    $1.02      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             25,427   13,579   14,150   10,881      --      --      --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period       $0.89    $1.21    $1.20    $1.11   $1.08   $1.00      --
Accumulation unit value at end of period             $1.34    $0.89    $1.21    $1.20   $1.11   $1.08      --
Number of accumulation units outstanding at end
of period (000 omitted)                              1,071    1,357    1,830    1,837   1,278     200      --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period       $0.95    $1.19    $1.18    $1.11   $1.10   $1.00      --
Accumulation unit value at end of period             $1.33    $0.95    $1.19    $1.18   $1.11   $1.10      --
Number of accumulation units outstanding at end
of period (000 omitted)                             16,721   11,616   10,245    4,449      --       6      --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of period       $0.70    $1.30    $1.16    $1.18   $1.09   $1.02   $1.00
Accumulation unit value at end of period             $1.13    $0.70    $1.30    $1.16   $1.18   $1.09   $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                                 71       91       77       94      94      71      --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period       $0.54    $0.99    $1.00       --      --      --      --
Accumulation unit value at end of period             $0.74    $0.54    $0.99       --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                124       63       63       --      --      --      --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of period       $0.85    $1.37    $1.33    $1.17   $1.14   $1.06   $1.00
Accumulation unit value at end of period             $1.05    $0.85    $1.37    $1.33   $1.17   $1.14   $1.06
Number of accumulation units outstanding at end
of period (000 omitted)                                867      928      740      714     700     619      --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of period       $1.00    $1.05    $1.01    $0.99   $0.99   $1.00   $1.00
Accumulation unit value at end of period             $1.04    $1.00    $1.05    $1.01   $0.99   $0.99   $1.00
Number of accumulation units outstanding at end
of period (000 omitted)                              6,199    3,283    2,396    1,568     790     234      32
-----------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of period       $0.72    $1.32    $1.30    $1.19   $1.12   $1.05   $1.00
Accumulation unit value at end of period             $0.97    $0.72    $1.32    $1.30   $1.19   $1.12   $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                                 87       77      109       --      --      --      --
-----------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period       $0.77    $1.29    $1.32    $1.13   $1.10   $1.00      --
Accumulation unit value at end of period             $0.95    $0.77    $1.29    $1.32   $1.13   $1.10      --
Number of accumulation units outstanding at end
of period (000 omitted)                                  6        6        6       --      --      --      --
-----------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period       $1.25    $2.74    $2.02    $1.54   $1.17   $1.00      --
Accumulation unit value at end of period             $2.13    $1.25    $2.74    $2.02   $1.54   $1.17      --
Number of accumulation units outstanding at end
of period (000 omitted)                              4,952    7,641    4,674    4,284   2,111     441      --
-----------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period       $1.01    $1.72    $1.56    $1.28   $1.14   $1.00      --
Accumulation unit value at end of period             $1.26    $1.01    $1.72    $1.56   $1.28   $1.14      --
Number of accumulation units outstanding at end
of period (000 omitted)                                  7       38        1       --      --      --      --
-----------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    159

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2009     2008     2007     2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/06/2003)
Accumulation unit value at beginning of period       $0.88    $1.39    $1.45    $1.27   $1.24   $1.08   $1.00
Accumulation unit value at end of period             $1.11    $0.88    $1.39    $1.45   $1.27   $1.24   $1.08
Number of accumulation units outstanding at end
of period (000 omitted)                             17,057   21,384   18,828   19,119   8,988   1,681      10
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (11/06/2003)
Accumulation unit value at beginning of period       $1.00    $1.50    $1.49    $1.31   $1.21   $1.08   $1.00
Accumulation unit value at end of period             $1.22    $1.00    $1.50    $1.49   $1.31   $1.21   $1.08
Number of accumulation units outstanding at end
of period (000 omitted)                                 24       24       24       22      22      22       5
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period       $0.46    $0.85    $1.00       --      --      --      --
Accumulation unit value at end of period             $0.64    $0.46    $0.85       --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              6,398    9,257    4,031       --      --      --      --
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period       $0.59    $1.12    $1.00       --      --      --      --
Accumulation unit value at end of period             $0.91    $0.59    $1.12       --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 --       --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (11/06/2003)
Accumulation unit value at beginning of period       $1.10    $1.80    $2.21    $1.63   $1.42   $1.06   $1.00
Accumulation unit value at end of period             $1.39    $1.10    $1.80    $2.21   $1.63   $1.42   $1.06
Number of accumulation units outstanding at end
of period (000 omitted)                                 11       11       12       16       6       6       1
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period       $1.06    $1.73    $2.13    $1.58   $1.37   $1.00      --
Accumulation unit value at end of period             $1.33    $1.06    $1.73    $2.13   $1.58   $1.37      --
Number of accumulation units outstanding at end
of period (000 omitted)                                248      255      199      254     230      74      --
-----------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period       $1.18    $2.21    $1.93    $1.44   $1.20   $1.00      --
Accumulation unit value at end of period             $1.74    $1.18    $2.21    $1.93   $1.44   $1.20      --
Number of accumulation units outstanding at end
of period (000 omitted)                              7,250   10,414    6,287    5,689   2,988     608      --
-----------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period       $0.82    $1.38    $1.34    $1.26   $1.15   $1.00      --
Accumulation unit value at end of period             $1.15    $0.82    $1.38    $1.34   $1.26   $1.15      --
Number of accumulation units outstanding at end
of period (000 omitted)                              7,669    7,587    6,233    3,434   2,248     455      --
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND (04/30/2004)
(PREVIOUSLY WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period       $0.90    $1.30    $1.23    $1.11   $1.08   $1.00      --
Accumulation unit value at end of period             $1.03    $0.90    $1.30    $1.23   $1.11   $1.08      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 --       --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period       $0.81    $1.27    $1.31    $1.09   $1.08   $1.00      --
Accumulation unit value at end of period             $1.03    $0.81    $1.27    $1.31   $1.09   $1.08      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 --        2        1       --      --      --      --
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period       $0.82    $1.32    $1.30    $1.12   $1.08   $1.00      --
Accumulation unit value at end of period             $0.94    $0.82    $1.32    $1.30   $1.12   $1.08      --
Number of accumulation units outstanding at end
of period (000 omitted)                                249      236      232      250     278     203      --
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (04/30/2004)
Accumulation unit value at beginning of period       $0.87    $1.57    $1.41    $1.19   $1.11   $1.00      --
Accumulation unit value at end of period             $0.96    $0.87    $1.57    $1.41   $1.19   $1.11      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 --       --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (04/30/2004)
Accumulation unit value at beginning of period       $0.69    $1.16    $1.16    $1.02   $1.06   $1.00      --
Accumulation unit value at end of period             $0.93    $0.69    $1.16    $1.16   $1.02   $1.06      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 --       --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period       $0.68    $1.14    $1.07    $1.07   $1.03   $1.00      --
Accumulation unit value at end of period             $0.96    $0.68    $1.14    $1.07   $1.07   $1.03      --
Number of accumulation units outstanding at end
of period (000 omitted)                                363      397      375      409     339     186      --
-----------------------------------------------------------------------------------------------------------------



 160    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2009     2008     2007     2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND* (04/30/2004)
Accumulation unit value at beginning of period       $1.07    $1.06    $1.03    $1.00   $0.99   $1.00      --
Accumulation unit value at end of period             $1.05    $1.07    $1.06    $1.03   $1.00   $0.99      --
Number of accumulation units outstanding at end
of period (000 omitted)                                  5        4        4        7       3      --      --
*Wells Fargo Advantage VT Money Market Fund liquidated on April 30, 2010.
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period       $0.86    $1.49    $1.33    $1.11   $1.06   $1.00      --
Accumulation unit value at end of period             $1.29    $0.86    $1.49    $1.33   $1.11   $1.06      --
Number of accumulation units outstanding at end
of period (000 omitted)                                 --       --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (04/30/2004)
Accumulation unit value at beginning of period       $1.11    $1.10    $1.05    $1.03   $1.03   $1.00      --
Accumulation unit value at end of period             $1.22    $1.11    $1.10    $1.05   $1.03   $1.03      --
Number of accumulation units outstanding at end
of period (000 omitted)                                243      242      340      529     332     156      --
-----------------------------------------------------------------------------------------------------------------




VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                2009    2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES
(07/31/2002)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES
II SHARES)
Accumulation unit value at beginning of period    $0.73   $1.55   $1.55   $1.40   $1.35   $1.24   $0.95   $1.00
Accumulation unit value at end of period          $1.06   $0.73   $1.55   $1.55   $1.40   $1.35   $1.24   $0.95
Number of accumulation units outstanding at end
of period (000 omitted)                              37      51      38      52      63      48      --      --
-------------------------------------------------------------------------------------------------------------------


INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (03/03/2003)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period    $0.96   $1.69   $1.54   $1.47   $1.38   $1.32   $1.00      --
Accumulation unit value at end of period          $1.14   $0.96   $1.69   $1.54   $1.47   $1.38   $1.32      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      59      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (03/01/2002)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period    $0.72   $1.27   $1.16   $1.11   $1.04   $1.00   $0.79   $1.00
Accumulation unit value at end of period          $0.85   $0.72   $1.27   $1.16   $1.11   $1.04   $1.00   $0.79
Number of accumulation units outstanding at end
of period (000 omitted)                              76      94     130     452      79      25      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/30/2002)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period    $0.98   $1.88   $1.73   $1.52   $1.41   $1.25   $0.94   $1.00
Accumulation unit value at end of period          $1.36   $0.98   $1.88   $1.73   $1.52   $1.41   $1.25   $0.94
Number of accumulation units outstanding at end
of period (000 omitted)                              37      37      42      42      40      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period    $0.79   $1.15   $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period          $0.99   $0.79   $1.15   $1.08      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              12      12      12      12      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period    $0.78   $1.14   $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period          $0.98   $0.78   $1.14   $1.08      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period    $0.72   $1.03   $1.00      --      --      --      --      --
Accumulation unit value at end of period          $0.90   $0.72   $1.03      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              10      10      10      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period    $0.61   $1.04   $1.00      --      --      --      --      --
Accumulation unit value at end of period          $0.80   $0.61   $1.04      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                           1,295     587     442      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period    $0.93   $1.33   $1.24   $1.13   $1.08   $1.00      --      --
Accumulation unit value at end of period          $1.18   $0.93   $1.33   $1.24   $1.13   $1.08      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               6       8       9      14      17      14      --      --
-------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    161

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2009    2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period    $0.82   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period          $1.00   $0.82      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              22      25      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (08/30/2002)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period    $0.90   $1.75   $1.49   $1.40   $1.37   $1.33   $0.94   $1.00
Accumulation unit value at end of period          $1.36   $0.90   $1.75   $1.49   $1.40   $1.37   $1.33   $0.94
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of period    $0.95   $1.63   $1.58   $1.38   $1.34   $1.23   $0.95   $1.00
Accumulation unit value at end of period          $1.12   $0.95   $1.63   $1.58   $1.38   $1.34   $1.23   $0.95
Number of accumulation units outstanding at end
of period (000 omitted)                              83     108      72      74      71      10      --      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period    $0.86   $1.88   $1.81   $1.37   $1.19   $1.00      --      --
Accumulation unit value at end of period          $1.14   $0.86   $1.88   $1.81   $1.37   $1.19      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                           1,194   1,491   1,115   1,243     784     295      --      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of period    $0.86   $1.46   $1.31   $1.34   $1.19   $1.11   $0.92   $1.00
Accumulation unit value at end of period          $1.16   $0.86   $1.46   $1.31   $1.34   $1.19   $1.11   $0.92
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period    $1.09   $1.12   $1.05   $1.05   $1.05   $1.00      --      --
Accumulation unit value at end of period          $1.18   $1.09   $1.12   $1.05   $1.05   $1.05      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                           1,145   1,132   1,835   1,925   1,618     526      --      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period    $0.95   $1.76   $1.52   $1.24   $1.12   $1.00      --      --
Accumulation unit value at end of period          $1.25   $0.95   $1.76   $1.52   $1.24   $1.12      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period    $0.66   $0.90   $1.00      --      --      --      --      --
Accumulation unit value at end of period          $0.85   $0.66   $0.90      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period    $0.69   $1.20   $1.01   $1.06   $1.06   $1.00      --      --
Accumulation unit value at end of period          $0.91   $0.69   $1.20   $1.01   $1.06   $1.06      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             201     221     242     570     200      32      --      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period    $0.87   $1.21   $1.30   $1.12   $1.09   $1.00      --      --
Accumulation unit value at end of period          $1.03   $0.87   $1.21   $1.30   $1.12   $1.09      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              42      45      55      57      55      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period    $0.79   $1.06   $1.06   $1.00      --      --      --      --
Accumulation unit value at end of period          $1.11   $0.79   $1.06   $1.06      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             138     182     201     315      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period    $0.67   $1.12   $1.00      --      --      --      --      --
Accumulation unit value at end of period          $0.83   $0.67   $1.12      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                           1,648   1,183     944      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period    $0.57   $1.13   $1.00      --      --      --      --      --
Accumulation unit value at end of period          $0.78   $0.57   $1.13      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --       1      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period    $0.96   $1.36   $1.42   $1.21   $1.17   $1.00      --      --
Accumulation unit value at end of period          $1.17   $0.96   $1.36   $1.42   $1.21   $1.17      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             798     602     639      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------



 162    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2009    2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period    $0.72   $1.10   $1.00      --      --      --      --      --
Accumulation unit value at end of period          $0.84   $0.72   $1.10      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              20      22       1      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period    $0.74   $1.27   $1.28   $1.21   $1.13   $1.00      --      --
Accumulation unit value at end of period          $0.99   $0.74   $1.27   $1.28   $1.21   $1.13      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period    $0.69   $1.20   $1.07   $1.05   $1.03   $1.00      --      --
Accumulation unit value at end of period          $1.07   $0.69   $1.20   $1.07   $1.05   $1.03      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             239     289     265     426     251      92      --      --
-------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2003)
Accumulation unit value at beginning of period    $1.00   $1.55   $1.46   $1.36   $1.34   $1.28   $1.00      --
Accumulation unit value at end of period          $1.31   $1.00   $1.55   $1.46   $1.36   $1.34   $1.28      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period    $0.87   $1.26   $1.20   $1.05   $1.03   $1.00      --      --
Accumulation unit value at end of period          $1.04   $0.87   $1.26   $1.20   $1.05   $1.03      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              44      47      51      54      55      --      --      --
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period    $0.62   $1.09   $1.00      --      --      --      --      --
Accumulation unit value at end of period          $0.76   $0.62   $1.09      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               2       2      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period    $0.94   $1.53   $1.50   $1.25   $1.14   $1.00      --      --
Accumulation unit value at end of period          $1.21   $0.94   $1.53   $1.50   $1.25   $1.14      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               8       8       8      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period    $0.70   $0.98   $1.00      --      --      --      --      --
Accumulation unit value at end of period          $1.00   $0.70   $0.98      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             657     573     493      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period    $0.90   $1.13   $1.10   $1.08   $1.07   $1.05   $1.04   $1.00
Accumulation unit value at end of period          $0.95   $0.90   $1.13   $1.10   $1.08   $1.07   $1.05   $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                              35      32      58      84      60       7      --     118
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND - CLASS 2* (07/31/2002)
Accumulation unit value at beginning of period    $0.73   $1.37   $1.31   $1.22   $1.18   $1.13   $1.00   $1.00
Accumulation unit value at end of period          $1.00   $0.73   $1.37   $1.31   $1.22   $1.18   $1.13   $1.00
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
*Evergreen VA Diversified Capital Builder Fund - Class 2 liquidated on April 30, 2010.
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2* (07/31/2002)
Accumulation unit value at beginning of period    $0.93   $1.34   $1.32   $1.27   $1.31   $1.23   $1.08   $1.00
Accumulation unit value at end of period          $1.21   $0.93   $1.34   $1.32   $1.27   $1.31   $1.23   $1.08
Number of accumulation units outstanding at end
of period (000 omitted)                              24      34      41      59      45       4      --      --
*Evergreen VA Diversified Income Builder Fund - Class 2 liquidated on April 30, 2010.
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (08/30/2002)
Accumulation unit value at beginning of period    $1.07   $1.63   $1.54   $1.39   $1.30   $1.22   $0.96   $1.00
Accumulation unit value at end of period          $1.43   $1.07   $1.63   $1.54   $1.39   $1.30   $1.22   $0.96
Number of accumulation units outstanding at end
of period (000 omitted)                              12       8      16      18       9       9      --      --
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period    $1.06   $1.85   $1.69   $1.56   $1.49   $1.34   $0.98   $1.00
Accumulation unit value at end of period          $1.46   $1.06   $1.85   $1.69   $1.56   $1.49   $1.34   $0.98
Number of accumulation units outstanding at end
of period (000 omitted)                               2       3       6      10      11      --      --      --
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2* (07/31/2002)
Accumulation unit value at beginning of period    $0.99   $1.36   $1.36   $1.27   $1.28   $1.20   $1.03   $1.00
Accumulation unit value at end of period          $1.48   $0.99   $1.36   $1.36   $1.27   $1.28   $1.20   $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                              18      21      36      51      35       4      32      32
*Evergreen VA High Income Fund - Class 2 liquidated on April 30, 2010.
-------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    163

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2009    2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period    $1.24   $2.15   $1.91   $1.58   $1.39   $1.19   $0.93   $1.00
Accumulation unit value at end of period          $1.40   $1.24   $2.15   $1.91   $1.58   $1.39   $1.19   $0.93
Number of accumulation units outstanding at end
of period (000 omitted)                              21      19      25      31      25      --      --      --
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period    $1.14   $1.60   $1.46   $1.41   $1.38   $1.32   $0.96   $1.00
Accumulation unit value at end of period          $1.61   $1.14   $1.60   $1.46   $1.41   $1.38   $1.32   $0.96
Number of accumulation units outstanding at end
of period (000 omitted)                               6       8      23      32      31       2      --      --
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period    $1.12   $1.67   $1.84   $1.55   $1.42   $1.21   $0.95   $1.00
Accumulation unit value at end of period          $1.42   $1.12   $1.67   $1.84   $1.55   $1.42   $1.21   $0.95
Number of accumulation units outstanding at end
of period (000 omitted)                              13      41      44      45      43      43      --      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period    $0.82   $1.28   $1.19   $1.09   $1.05   $1.02   $0.91   $1.00
Accumulation unit value at end of period          $1.12   $0.82   $1.28   $1.19   $1.09   $1.05   $1.02   $0.91
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (08/30/2002)
Accumulation unit value at beginning of period    $1.12   $1.98   $1.72   $1.57   $1.37   $1.21   $0.97   $1.00
Accumulation unit value at end of period          $1.49   $1.12   $1.98   $1.72   $1.57   $1.37   $1.21   $0.97
Number of accumulation units outstanding at end
of period (000 omitted)                           1,544   2,073   2,145   2,526   1,386     524      --      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (03/03/2003)
Accumulation unit value at beginning of period    $1.01   $1.76   $1.68   $1.50   $1.26   $1.27   $1.00      --
Accumulation unit value at end of period          $1.35   $1.01   $1.76   $1.68   $1.50   $1.26   $1.27      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period    $0.77   $1.35   $1.23   $1.11   $1.05   $1.01   $0.85   $1.00
Accumulation unit value at end of period          $0.96   $0.77   $1.35   $1.23   $1.11   $1.05   $1.01   $0.85
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period    $0.67   $1.29   $1.03   $0.99   $0.95   $0.94   $0.72   $1.00
Accumulation unit value at end of period          $0.84   $0.67   $1.29   $1.03   $0.99   $0.95   $0.94   $0.72
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (03/03/2003)
Accumulation unit value at beginning of period    $1.05   $1.43   $1.42   $1.30   $1.29   $1.20   $1.00      --
Accumulation unit value at end of period          $1.48   $1.05   $1.43   $1.42   $1.30   $1.29   $1.20      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      11      11      11      42      33      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period    $1.02   $1.08   $1.06   $1.03   $1.03   $1.00      --      --
Accumulation unit value at end of period          $1.16   $1.02   $1.08   $1.06   $1.03   $1.03      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                           1,271   1,219   1,426     581     540     162      --      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period    $1.27   $2.15   $1.90   $1.72   $1.48   $1.21   $0.89   $1.00
Accumulation unit value at end of period          $1.75   $1.27   $2.15   $1.90   $1.72   $1.48   $1.21   $0.89
Number of accumulation units outstanding at end
of period (000 omitted)                             420     542     458     374     196      54      19      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period    $0.94   $1.71   $1.48   $1.28   $1.10   $1.00      --      --
Accumulation unit value at end of period          $1.16   $0.94   $1.71   $1.48   $1.28   $1.10      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             480     498     459     563     521     295      --      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/03/2003)
Accumulation unit value at beginning of period    $0.99   $1.75   $2.25   $1.90   $1.70   $1.32   $1.00      --
Accumulation unit value at end of period          $1.16   $0.99   $1.75   $2.25   $1.90   $1.70   $1.32      --
Number of accumulation units outstanding at end
of period (000 omitted)                              67      72      63      49      58     102      --      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2003)
Accumulation unit value at beginning of period    $1.19   $1.72   $1.69   $1.45   $1.46   $1.30   $1.00      --
Accumulation unit value at end of period          $1.58   $1.19   $1.72   $1.69   $1.45   $1.46   $1.30      --
Number of accumulation units outstanding at end
of period (000 omitted)                             163     211     384     323     299     191      95      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period    $0.87   $1.22   $1.27   $1.11   $1.09   $1.00      --      --
Accumulation unit value at end of period          $1.01   $0.87   $1.22   $1.27   $1.11   $1.09      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------



 164    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2009    2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period    $1.07   $1.62   $1.69   $1.47   $1.38   $1.14   $0.88   $1.00
Accumulation unit value at end of period          $1.36   $1.07   $1.62   $1.69   $1.47   $1.38   $1.14   $0.88
Number of accumulation units outstanding at end
of period (000 omitted)                              16      15      15      22      22      23      20      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period    $0.75   $1.33   $1.22   $1.14   $1.11   $1.01   $0.75   $1.00
Accumulation unit value at end of period          $1.06   $0.75   $1.33   $1.22   $1.14   $1.11   $1.01   $0.75
Number of accumulation units outstanding at end
of period (000 omitted)                               8       8       8      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period    $0.94   $1.52   $1.50   $1.29   $1.19   $1.07   $0.87   $1.00
Accumulation unit value at end of period          $1.16   $0.94   $1.52   $1.50   $1.29   $1.19   $1.07   $0.87
Number of accumulation units outstanding at end
of period (000 omitted)                              31      47      94     154      --     138     153      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period    $1.06   $1.82   $1.60   $1.34   $1.24   $1.07   $0.83   $1.00
Accumulation unit value at end of period          $1.43   $1.06   $1.82   $1.60   $1.34   $1.24   $1.07   $0.83
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period    $1.39   $1.33   $1.22   $1.10   $1.16   $1.00      --      --
Accumulation unit value at end of period          $1.62   $1.39   $1.33   $1.22   $1.10   $1.16      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                           1,020   1,004   1,531   1,306     732     195      --      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period    $0.82   $1.44   $1.43   $1.20   $1.12   $1.00      --      --
Accumulation unit value at end of period          $1.05   $0.82   $1.44   $1.43   $1.20   $1.12      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              32      34      71      21      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2003)
Accumulation unit value at beginning of period    $1.30   $2.10   $2.07   $1.82   $1.64   $1.33   $1.00      --
Accumulation unit value at end of period          $1.70   $1.30   $2.10   $2.07   $1.82   $1.64   $1.33      --
Number of accumulation units outstanding at end
of period (000 omitted)                             586     656     751     676     425     165      --      --
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2003)
Accumulation unit value at beginning of period    $1.04   $1.69   $1.75   $1.57   $1.51   $1.33   $1.00      --
Accumulation unit value at end of period          $1.24   $1.04   $1.69   $1.75   $1.57   $1.51   $1.33      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      54      --      --
-------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period    $0.62   $1.05   $1.00      --      --      --      --      --
Accumulation unit value at end of period          $0.83   $0.62   $1.05      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                           1,388   1,168   1,152      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period    $0.60   $1.03   $1.00      --      --      --      --      --
Accumulation unit value at end of period          $0.84   $0.60   $1.03      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --       1      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period    $0.78   $1.26   $1.16   $1.10   $1.07   $1.00      --      --
Accumulation unit value at end of period          $1.07   $0.78   $1.26   $1.16   $1.10   $1.07      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               7       7       7       7       7      --      --      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2003)
Accumulation unit value at beginning of period    $1.14   $1.73   $1.60   $1.44   $1.37   $1.25   $1.00      --
Accumulation unit value at end of period          $1.42   $1.14   $1.73   $1.60   $1.44   $1.37   $1.25      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of period    $0.85   $1.30   $1.21   $1.09   $1.04   $0.95   $0.80   $1.00
Accumulation unit value at end of period          $1.06   $0.85   $1.30   $1.21   $1.09   $1.04   $0.95   $0.80
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of period    $0.68   $1.15   $1.14   $1.03   $1.00   $0.96   $0.73   $1.00
Accumulation unit value at end of period          $1.09   $0.68   $1.15   $1.14   $1.03   $1.00   $0.96   $0.73
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    165

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2009    2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of period    $0.97   $1.27   $1.25   $1.14   $1.13   $1.04   $0.92   $1.00
Accumulation unit value at end of period          $1.12   $0.97   $1.27   $1.25   $1.14   $1.13   $1.04   $0.92
Number of accumulation units outstanding at end
of period (000 omitted)                              46      43      49      33      45      --      --      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (03/03/2003)
Accumulation unit value at beginning of period    $1.93   $3.16   $2.51   $1.95   $1.70   $1.33   $1.00      --
Accumulation unit value at end of period          $2.53   $1.93   $3.16   $2.51   $1.95   $1.70   $1.33      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of period    $1.59   $2.60   $2.07   $1.61   $1.41   $1.10   $0.85   $1.00
Accumulation unit value at end of period          $2.07   $1.59   $2.60   $2.07   $1.61   $1.41   $1.10   $0.85
Number of accumulation units outstanding at end
of period (000 omitted)                               3       3       3      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of period    $0.84   $1.57   $1.41   $1.33   $1.29   $1.23   $0.96   $1.00
Accumulation unit value at end of period          $1.19   $0.84   $1.57   $1.41   $1.33   $1.29   $1.23   $0.96
Number of accumulation units outstanding at end
of period (000 omitted)                             178     209     210     239     206      63      --      --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of period    $1.19   $2.04   $1.96   $1.70   $1.51   $1.30   $0.92   $1.00
Accumulation unit value at end of period          $1.63   $1.19   $2.04   $1.96   $1.70   $1.51   $1.30   $0.92
Number of accumulation units outstanding at end
of period (000 omitted)                              74      68      76      62      54     101      83      --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (07/31/2002)
Accumulation unit value at beginning of period    $1.13   $1.85   $1.91   $1.70   $1.58   $1.35   $0.95   $1.00
Accumulation unit value at end of period          $1.52   $1.13   $1.85   $1.91   $1.70   $1.58   $1.35   $0.95
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      16      17      19      --      --      --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (08/30/2002)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period    $1.14   $1.36   $1.26   $1.20   $1.19   $1.12   $1.04   $1.00
Accumulation unit value at end of period          $1.33   $1.14   $1.36   $1.26   $1.20   $1.19   $1.12   $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                           1,984   1,801   2,174   1,584   1,042     417      --      --
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period    $0.85   $1.03   $1.00      --      --      --      --      --
Accumulation unit value at end of period          $1.02   $0.85   $1.03      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             834   1,121   1,173      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/30/2002)
Accumulation unit value at beginning of period    $1.06   $1.30   $1.33   $1.32   $1.18   $1.12   $0.97   $1.00
Accumulation unit value at end of period          $1.31   $1.06   $1.30   $1.33   $1.32   $1.18   $1.12   $0.97
Number of accumulation units outstanding at end
of period (000 omitted)                               5       5       5       5       5      --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of period    $0.71   $1.18   $1.28   $1.12   $1.09   $1.00   $0.81   $1.00
Accumulation unit value at end of period          $0.91   $0.71   $1.18   $1.28   $1.12   $1.09   $1.00   $0.81
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of period    $0.84   $1.12   $1.08   $1.06   $1.05   $1.02   $1.05   $1.00
Accumulation unit value at end of period          $1.20   $0.84   $1.12   $1.08   $1.06   $1.05   $1.02   $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of period    $0.98   $1.77   $1.67   $1.33   $1.20   $1.06   $0.84   $1.00
Accumulation unit value at end of period          $1.19   $0.98   $1.77   $1.67   $1.33   $1.20   $1.06   $0.84
Number of accumulation units outstanding at end
of period (000 omitted)                              12      12      12      12      14      14      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period    $0.73   $1.23   $1.43   $1.24   $1.18   $1.00      --      --
Accumulation unit value at end of period          $0.94   $0.73   $1.23   $1.43   $1.24   $1.18      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               8       8      18     211      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of period    $0.70   $1.31   $1.29   $1.24   $1.13   $0.97   $0.74   $1.00
Accumulation unit value at end of period          $0.96   $0.70   $1.31   $1.29   $1.24   $1.13   $0.97   $0.74
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------



 166    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2009    2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period    $0.60   $0.99   $1.00      --      --      --      --      --
Accumulation unit value at end of period          $0.77   $0.60   $0.99      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                           1,695   1,008     892      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period    $0.80   $1.28   $1.23   $1.08   $1.10   $1.00      --      --
Accumulation unit value at end of period          $1.07   $0.80   $1.28   $1.23   $1.08   $1.10      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (07/31/2002)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period    $1.17   $1.75   $1.87   $1.58   $1.52   $1.29   $0.96   $1.00
Accumulation unit value at end of period          $1.57   $1.17   $1.75   $1.87   $1.58   $1.52   $1.29   $0.96
Number of accumulation units outstanding at end
of period (000 omitted)                             656     739     794     763     746     325      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (03/01/2002)
Accumulation unit value at beginning of period    $0.81   $1.18   $1.18   $1.05   $1.03   $0.96   $0.82   $1.00
Accumulation unit value at end of period          $0.99   $0.81   $1.18   $1.18   $1.05   $1.03   $0.96   $0.82
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (03/01/2002)
Accumulation unit value at beginning of period    $1.03   $1.03   $1.00   $0.97   $0.96   $0.97   $0.99   $1.00
Accumulation unit value at end of period          $1.01   $1.03   $1.03   $1.00   $0.97   $0.96   $0.97   $0.99
Number of accumulation units outstanding at end
of period (000 omitted)                           1,528   1,406     472     174      48      24      21     132
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (03/01/2002)
Accumulation unit value at beginning of period    $1.01   $1.10   $1.07   $1.04   $1.04   $1.01   $1.01   $1.00
Accumulation unit value at end of period          $1.14   $1.01   $1.10   $1.07   $1.04   $1.04   $1.01   $1.01
Number of accumulation units outstanding at end
of period (000 omitted)                           2,034   1,850   1,965     638      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/01/2002)
Accumulation unit value at beginning of period    $1.03   $1.77   $1.67   $1.42   $1.27   $1.10   $0.80   $1.00
Accumulation unit value at end of period          $1.29   $1.03   $1.77   $1.67   $1.42   $1.27   $1.10   $0.80
Number of accumulation units outstanding at end
of period (000 omitted)                           1,821   1,767   1,539   1,423     623      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/03/2003)
Accumulation unit value at beginning of period    $0.92   $1.62   $1.60   $1.42   $1.36   $1.31   $1.00      --
Accumulation unit value at end of period          $1.12   $0.92   $1.62   $1.60   $1.42   $1.36   $1.31      --
Number of accumulation units outstanding at end
of period (000 omitted)                             709     709     647     681     810     502      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period    $1.07   $1.09   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period          $1.12   $1.07   $1.09   $1.02      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                           1,484     829     998     962      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (03/01/2002)
Accumulation unit value at beginning of period    $0.97   $1.32   $1.32   $1.21   $1.19   $1.08   $0.92   $1.00
Accumulation unit value at end of period          $1.47   $0.97   $1.32   $1.32   $1.21   $1.19   $1.08   $0.92
Number of accumulation units outstanding at end
of period (000 omitted)                             530     531     665     974     531     170      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period    $0.95   $1.19   $1.18   $1.11   $1.10   $1.00      --      --
Accumulation unit value at end of period          $1.33   $0.95   $1.19   $1.18   $1.11   $1.10      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             875     549     604     150      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (08/30/2002)
Accumulation unit value at beginning of period    $0.84   $1.55   $1.39   $1.42   $1.31   $1.22   $1.02   $1.00
Accumulation unit value at end of period          $1.35   $0.84   $1.55   $1.39   $1.42   $1.31   $1.22   $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                             108     143     124     136     140      85      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period    $0.54   $0.99   $1.00      --      --      --      --      --
Accumulation unit value at end of period          $0.74   $0.54   $0.99      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             793     793     793      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period    $0.80   $1.30   $1.26   $1.11   $1.08   $1.00      --      --
Accumulation unit value at end of period          $0.99   $0.80   $1.30   $1.26   $1.11   $1.08      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              25      17      12       7       7      --      --      --
-------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    167

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2009    2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/01/2002)
Accumulation unit value at beginning of period    $1.01   $1.05   $1.02   $1.00   $1.00   $1.01   $1.02   $1.00
Accumulation unit value at end of period          $1.05   $1.01   $1.05   $1.02   $1.00   $1.00   $1.01   $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                             580     530     419     519     197      31      39      --
-------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period    $0.69   $1.26   $1.25   $1.14   $1.07   $1.00      --      --
Accumulation unit value at end of period          $0.93   $0.69   $1.26   $1.25   $1.14   $1.07      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               9      67      54      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period    $0.77   $1.29   $1.32   $1.13   $1.10   $1.00      --      --
Accumulation unit value at end of period          $0.95   $0.77   $1.29   $1.32   $1.13   $1.10      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (CLASS 3) (03/01/2002)
Accumulation unit value at beginning of period    $0.91   $1.51   $1.61   $1.47   $1.42   $1.22   $0.84   $1.00
Accumulation unit value at end of period          $1.25   $0.91   $1.51   $1.61   $1.47   $1.42   $1.22   $0.84
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period    $1.24   $2.74   $2.02   $1.53   $1.17   $1.00      --      --
Accumulation unit value at end of period          $2.13   $1.24   $2.74   $2.02   $1.53   $1.17      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             432     627     496     558     432     191      --      --
-------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period    $1.01   $1.72   $1.55   $1.27   $1.14   $1.00      --      --
Accumulation unit value at end of period          $1.26   $1.01   $1.72   $1.55   $1.27   $1.14      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning of period    $1.02   $1.62   $1.69   $1.48   $1.45   $1.26   $0.98   $1.00
Accumulation unit value at end of period          $1.29   $1.02   $1.62   $1.69   $1.48   $1.45   $1.26   $0.98
Number of accumulation units outstanding at end
of period (000 omitted)                           1,650   1,870   1,946   2,067   1,345     383       8       8
-------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning of period    $1.10   $1.65   $1.64   $1.44   $1.34   $1.19   $0.96   $1.00
Accumulation unit value at end of period          $1.34   $1.10   $1.65   $1.64   $1.44   $1.34   $1.19   $0.96
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --       8       9       9       9      --      --
-------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period    $0.46   $0.85   $1.00      --      --      --      --      --
Accumulation unit value at end of period          $0.64   $0.46   $0.85      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             247     423     212      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period    $0.59   $1.12   $1.00      --      --      --      --      --
Accumulation unit value at end of period          $0.91   $0.59   $1.12      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              21      21       7      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning of period    $1.34   $2.20   $2.70   $1.99   $1.74   $1.29   $0.96   $1.00
Accumulation unit value at end of period          $1.69   $1.34   $2.20   $2.70   $1.99   $1.74   $1.29   $0.96
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period    $1.05   $1.73   $2.13   $1.58   $1.37   $1.00      --      --
Accumulation unit value at end of period          $1.33   $1.05   $1.73   $2.13   $1.58   $1.37      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              42      46      35      38      38      21      --      --
-------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period    $1.18   $2.21   $1.93   $1.43   $1.20   $1.00      --      --
Accumulation unit value at end of period          $1.73   $1.18   $2.21   $1.93   $1.43   $1.20      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             302     440     485     202     135      32      --      --
-------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period    $0.82   $1.38   $1.33   $1.26   $1.15   $1.00      --      --
Accumulation unit value at end of period          $1.14   $0.82   $1.38   $1.33   $1.26   $1.15      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             741     790     792     631     493     197      --      --
-------------------------------------------------------------------------------------------------------------------



 168    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2009    2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND (03/03/2003)
(PREVIOUSLY WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period    $1.11   $1.60   $1.51   $1.37   $1.33   $1.24   $1.00      --
Accumulation unit value at end of period          $1.26   $1.11   $1.60   $1.51   $1.37   $1.33   $1.24      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --     166      --
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (03/03/2003)
Accumulation unit value at beginning of period    $1.07   $1.68   $1.73   $1.44   $1.42   $1.30   $1.00      --
Accumulation unit value at end of period          $1.35   $1.07   $1.68   $1.73   $1.44   $1.42   $1.30      --
Number of accumulation units outstanding at end
of period (000 omitted)                              19      38      39      19      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (03/03/2003)
Accumulation unit value at beginning of period    $1.05   $1.69   $1.67   $1.44   $1.39   $1.27   $1.00      --
Accumulation unit value at end of period          $1.21   $1.05   $1.69   $1.67   $1.44   $1.39   $1.27      --
Number of accumulation units outstanding at end
of period (000 omitted)                             462     406     411     409     465     288      --      --
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (03/03/2003)
Accumulation unit value at beginning of period    $1.17   $2.11   $1.91   $1.61   $1.49   $1.39   $1.00      --
Accumulation unit value at end of period          $1.30   $1.17   $2.11   $1.91   $1.61   $1.49   $1.39      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --       4       4       4       4      --      --
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (03/03/2003)
Accumulation unit value at beginning of period    $0.86   $1.45   $1.45   $1.27   $1.33   $1.24   $1.00      --
Accumulation unit value at end of period          $1.16   $0.86   $1.45   $1.45   $1.27   $1.33   $1.24      --
Number of accumulation units outstanding at end
of period (000 omitted)                               9      11      12      12      12       9      --      --
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (03/03/2003)
Accumulation unit value at beginning of period    $0.87   $1.45   $1.37   $1.37   $1.32   $1.30   $1.00      --
Accumulation unit value at end of period          $1.22   $0.87   $1.45   $1.37   $1.37   $1.32   $1.30      --
Number of accumulation units outstanding at end
of period (000 omitted)                             854     937     995   1,018     753     275     127      --
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND* (03/03/2003)
Accumulation unit value at beginning of period    $1.04   $1.04   $1.01   $0.98   $0.98   $0.99   $1.00      --
Accumulation unit value at end of period          $1.03   $1.04   $1.04   $1.01   $0.98   $0.98   $0.99      --
Number of accumulation units outstanding at end
of period (000 omitted)                              25     141      43      50      31      --      --      --
*Wells Fargo Advantage VT Money Market Fund liquidated on April 30, 2010.
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (03/03/2003)
Accumulation unit value at beginning of period    $1.35   $2.34   $2.10   $1.74   $1.67   $1.49   $1.00      --
Accumulation unit value at end of period          $2.02   $1.35   $2.34   $2.10   $1.74   $1.67   $1.49      --
Number of accumulation units outstanding at end
of period (000 omitted)                               4       5       4       5       5       5      --      --
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (03/03/2003)
Accumulation unit value at beginning of period    $1.11   $1.10   $1.06   $1.04   $1.04   $1.01   $1.00      --
Accumulation unit value at end of period          $1.22   $1.11   $1.10   $1.06   $1.04   $1.04   $1.01      --
Number of accumulation units outstanding at end
of period (000 omitted)                             660     649   1,137   1,856     658     206      --      --
-------------------------------------------------------------------------------------------------------------------




VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES
(01/29/2003)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II
SHARES)
Accumulation unit value at beginning of period        $0.79   $1.67   $1.68   $1.52   $1.46   $1.35   $1.00
Accumulation unit value at end of period              $1.14   $0.79   $1.67   $1.68   $1.52   $1.46   $1.35
Number of accumulation units outstanding at end of
period (000 omitted)                                    132     148     151     164     179     110      27
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (01/29/2003)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $0.93   $1.65   $1.50   $1.44   $1.35   $1.30   $1.00
Accumulation unit value at end of period              $1.10   $0.93   $1.65   $1.50   $1.44   $1.35   $1.30
Number of accumulation units outstanding at end of
period (000 omitted)                                     59      68     100     425      51      40      --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (01/29/2003)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $1.06   $2.03   $1.88   $1.64   $1.53   $1.35   $1.00
Accumulation unit value at end of period              $1.47   $1.06   $2.03   $1.88   $1.64   $1.53   $1.35
Number of accumulation units outstanding at end of
period (000 omitted)                                     22      22      32      32      32      33       1
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $0.78   $1.14   $1.08   $1.00      --      --      --
Accumulation unit value at end of period              $0.98   $0.78   $1.14   $1.08      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    169

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $0.72   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.90   $0.72   $1.03      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $0.61   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.80   $0.61   $1.04      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  2,445   1,027     602      --      --      --      --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period        $0.93   $1.32   $1.23   $1.13   $1.08   $1.00      --
Accumulation unit value at end of period              $1.18   $0.93   $1.32   $1.23   $1.13   $1.08      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     25      26      32      35      38      13      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period        $0.82   $1.00      --      --      --      --      --
Accumulation unit value at end of period              $1.00   $0.82      --      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (01/29/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period        $0.95   $1.85   $1.57   $1.47   $1.45   $1.40   $1.00
Accumulation unit value at end of period              $1.43   $0.95   $1.85   $1.57   $1.47   $1.45   $1.40
Number of accumulation units outstanding at end of
period (000 omitted)                                     12      37      64      80      86      87       9
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period        $1.02   $1.75   $1.70   $1.48   $1.44   $1.32   $1.00
Accumulation unit value at end of period              $1.20   $1.02   $1.75   $1.70   $1.48   $1.44   $1.32
Number of accumulation units outstanding at end of
period (000 omitted)                                     33      28      31      31      31      30      47
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period        $0.86   $1.88   $1.81   $1.37   $1.19   $1.00      --
Accumulation unit value at end of period              $1.14   $0.86   $1.88   $1.81   $1.37   $1.19      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,473   1,873   1,241   1,131     914     344      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period        $0.96   $1.62   $1.45   $1.49   $1.32   $1.24   $1.00
Accumulation unit value at end of period              $1.29   $0.96   $1.62   $1.45   $1.49   $1.32   $1.24
Number of accumulation units outstanding at end of
period (000 omitted)                                     12      12      41      19      19      20       3
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period        $1.08   $1.12   $1.04   $1.05   $1.05   $1.00      --
Accumulation unit value at end of period              $1.17   $1.08   $1.12   $1.04   $1.05   $1.05      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,409   1,367   2,110   2,234   2,258     901      --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period        $0.95   $1.76   $1.52   $1.24   $1.12   $1.00      --
Accumulation unit value at end of period              $1.25   $0.95   $1.76   $1.52   $1.24   $1.12      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period        $0.66   $0.90   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.85   $0.66   $0.90      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period        $0.68   $1.19   $1.01   $1.06   $1.06   $1.00      --
Accumulation unit value at end of period              $0.90   $0.68   $1.19   $1.01   $1.06   $1.06      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    253     255     266     529     219      46      --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period        $0.87   $1.21   $1.30   $1.12   $1.09   $1.00      --
Accumulation unit value at end of period              $1.02   $0.87   $1.21   $1.30   $1.12   $1.09      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period        $0.78   $1.06   $1.06   $1.00      --      --      --
Accumulation unit value at end of period              $1.11   $0.78   $1.06   $1.06      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     92      98     117     175      --      --      --
---------------------------------------------------------------------------------------------------------------



 170    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period        $0.67   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.83   $0.67   $1.12      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  3,055   2,078   1,314      --      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period        $0.57   $1.13   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.78   $0.57   $1.13      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                      7       7      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period        $0.95   $1.35   $1.41   $1.21   $1.17   $1.00      --
Accumulation unit value at end of period              $1.17   $0.95   $1.35   $1.41   $1.21   $1.17      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,545   1,125     881      --      --      --      --
---------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period        $0.71   $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.84   $0.71   $1.10      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period        $0.74   $1.27   $1.28   $1.21   $1.13   $1.00      --
Accumulation unit value at end of period              $0.99   $0.74   $1.27   $1.28   $1.21   $1.13      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period        $0.69   $1.20   $1.07   $1.04   $1.03   $1.00      --
Accumulation unit value at end of period              $1.07   $0.69   $1.20   $1.07   $1.04   $1.03      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    167     219     234     395     227      90      --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period        $0.86   $1.25   $1.20   $1.05   $1.03   $1.00      --
Accumulation unit value at end of period              $1.04   $0.86   $1.25   $1.20   $1.05   $1.03      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.62   $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.76   $0.62   $1.09      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period        $0.94   $1.53   $1.50   $1.25   $1.14   $1.00      --
Accumulation unit value at end of period              $1.20   $0.94   $1.53   $1.50   $1.25   $1.14      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period        $0.70   $0.98   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.99   $0.70   $0.98      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,367     978     745      --      --      --      --
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $0.86   $1.09   $1.06   $1.04   $1.04   $1.02   $1.00
Accumulation unit value at end of period              $0.92   $0.86   $1.09   $1.06   $1.04   $1.04   $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                    205     268     370     370     418     306     185
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND - CLASS 2* (01/29/2003)
Accumulation unit value at beginning of period        $0.74   $1.39   $1.33   $1.23   $1.20   $1.15   $1.00
Accumulation unit value at end of period              $1.02   $0.74   $1.39   $1.33   $1.23   $1.20   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                     14      25      25      26      40      40      20
*Evergreen VA Diversified Capital Builder Fund - Class 2 liquidated on April 30, 2010.
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2* (01/29/2003)
Accumulation unit value at beginning of period        $0.85   $1.23   $1.21   $1.17   $1.20   $1.13   $1.00
Accumulation unit value at end of period              $1.11   $0.85   $1.23   $1.21   $1.17   $1.20   $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                    129     162     237     244     252     167      60
*Evergreen VA Diversified Income Builder Fund - Class 2 liquidated on April 30, 2010.
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.15   $1.75   $1.65   $1.49   $1.40   $1.31   $1.00
Accumulation unit value at end of period              $1.53   $1.15   $1.75   $1.65   $1.49   $1.40   $1.31
Number of accumulation units outstanding at end of
period (000 omitted)                                     60      87     121     128     142      76      35
---------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    171

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.10   $1.91   $1.76   $1.62   $1.55   $1.39   $1.00
Accumulation unit value at end of period              $1.51   $1.10   $1.91   $1.76   $1.62   $1.55   $1.39
Number of accumulation units outstanding at end of
period (000 omitted)                                     46      50      73      77      90      45      18
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2* (01/29/2003)
Accumulation unit value at beginning of period        $0.95   $1.30   $1.29   $1.21   $1.22   $1.15   $1.00
Accumulation unit value at end of period              $1.41   $0.95   $1.30   $1.29   $1.21   $1.22   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                     94     113     170     177     175     111      95
*Evergreen VA High Income Fund - Class 2 liquidated on April 30, 2010.
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.38   $2.42   $2.15   $1.78   $1.57   $1.34   $1.00
Accumulation unit value at end of period              $1.57   $1.38   $2.42   $2.15   $1.78   $1.57   $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                     64      67      87      78      64      45      28
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.21   $1.70   $1.55   $1.49   $1.47   $1.40   $1.00
Accumulation unit value at end of period              $1.71   $1.21   $1.70   $1.55   $1.49   $1.47   $1.40
Number of accumulation units outstanding at end of
period (000 omitted)                                     77      95     133     142     154     113      29
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.21   $1.80   $1.99   $1.67   $1.54   $1.31   $1.00
Accumulation unit value at end of period              $1.54   $1.21   $1.80   $1.99   $1.67   $1.54   $1.31
Number of accumulation units outstanding at end of
period (000 omitted)                                     60      76     102     124     102     111      54
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.19   $2.11   $1.84   $1.68   $1.47   $1.30   $1.00
Accumulation unit value at end of period              $1.58   $1.19   $2.11   $1.84   $1.68   $1.47   $1.30
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,641   2,452   2,368   2,760   1,602     814     205
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $0.94   $1.82   $1.47   $1.40   $1.35   $1.34   $1.00
Accumulation unit value at end of period              $1.18   $0.94   $1.82   $1.47   $1.40   $1.35   $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                     26      27      27      13      21       7       5
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period        $1.02   $1.08   $1.05   $1.03   $1.03   $1.00      --
Accumulation unit value at end of period              $1.16   $1.02   $1.08   $1.05   $1.03   $1.03      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,944   1,622   1,607     282     242      11      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.45   $2.45   $2.16   $1.96   $1.69   $1.38   $1.00
Accumulation unit value at end of period              $1.99   $1.45   $2.45   $2.16   $1.96   $1.69   $1.38
Number of accumulation units outstanding at end of
period (000 omitted)                                    607     861     608     488     330     213     143
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.38   $2.51   $2.18   $1.89   $1.62   $1.46   $1.00
Accumulation unit value at end of period              $1.71   $1.38   $2.51   $2.18   $1.89   $1.62   $1.46
Number of accumulation units outstanding at end of
period (000 omitted)                                    305     341     344     445     418     246       5
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.02   $1.80   $2.31   $1.96   $1.76   $1.36   $1.00
Accumulation unit value at end of period              $1.19   $1.02   $1.80   $2.31   $1.96   $1.76   $1.36
Number of accumulation units outstanding at end of
period (000 omitted)                                    116     121     110     104     114      78      --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period        $0.91   $1.32   $1.30   $1.12   $1.12   $1.00      --
Accumulation unit value at end of period              $1.21   $0.91   $1.32   $1.30   $1.12   $1.12      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    297     312     409     404     324     151      --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period        $0.87   $1.22   $1.27   $1.11   $1.09   $1.00      --
Accumulation unit value at end of period              $1.00   $0.87   $1.22   $1.27   $1.11   $1.09      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.28   $1.95   $2.04   $1.77   $1.66   $1.37   $1.00
Accumulation unit value at end of period              $1.63   $1.28   $1.95   $2.04   $1.77   $1.66   $1.37
Number of accumulation units outstanding at end of
period (000 omitted)                                     75      87      91      94      88      85      50
---------------------------------------------------------------------------------------------------------------



 172    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.02   $1.80   $1.65   $1.55   $1.50   $1.37   $1.00
Accumulation unit value at end of period              $1.43   $1.02   $1.80   $1.65   $1.55   $1.50   $1.37
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --       7      --       5
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.10   $1.77   $1.75   $1.50   $1.38   $1.25   $1.00
Accumulation unit value at end of period              $1.36   $1.10   $1.77   $1.75   $1.50   $1.38   $1.25
Number of accumulation units outstanding at end of
period (000 omitted)                                    279     398     502     611     526     516     349
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period        $1.33   $2.27   $2.00   $1.68   $1.55   $1.34   $1.00
Accumulation unit value at end of period              $1.79   $1.33   $2.27   $2.00   $1.68   $1.55   $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                    111     158     194     186     154     105      44
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period        $1.39   $1.33   $1.22   $1.10   $1.16   $1.00      --
Accumulation unit value at end of period              $1.62   $1.39   $1.33   $1.22   $1.10   $1.16      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,698   1,529   1,848   1,468     826     291      --
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period        $0.81   $1.44   $1.43   $1.20   $1.12   $1.00      --
Accumulation unit value at end of period              $1.05   $0.81   $1.44   $1.43   $1.20   $1.12      --
Number of accumulation units outstanding at end of
period (000 omitted)                                      9       9       9       9       9       6      --
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period        $0.94   $1.53   $1.51   $1.32   $1.19   $1.00      --
Accumulation unit value at end of period              $1.23   $0.94   $1.53   $1.51   $1.32   $1.19      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    942   1,126   1,162     978     575     248      --
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.58   $0.94   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.69   $0.58   $0.94      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --       4      --      --      --      --
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.62   $1.05   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.83   $0.62   $1.05      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  2,589   2,166   1,538      --      --      --      --
---------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period        $0.60   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.84   $0.60   $1.03      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period        $0.95   $1.54   $1.41   $1.34   $1.31   $1.22   $1.00
Accumulation unit value at end of period              $1.30   $0.95   $1.54   $1.41   $1.34   $1.31   $1.22
Number of accumulation units outstanding at end of
period (000 omitted)                                      2       2       2       2       2       2       2
---------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period        $0.95   $1.60   $1.59   $1.43   $1.39   $1.33   $1.00
Accumulation unit value at end of period              $1.51   $0.95   $1.60   $1.59   $1.43   $1.39   $1.33
Number of accumulation units outstanding at end of
period (000 omitted)                                     18      22      24      24      22      21      --
---------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period        $1.09   $1.43   $1.40   $1.28   $1.27   $1.17   $1.00
Accumulation unit value at end of period              $1.26   $1.09   $1.43   $1.40   $1.28   $1.27   $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                    370     439     545     531     435     401     240
---------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period        $1.87   $3.06   $2.44   $1.90   $1.66   $1.30   $1.00
Accumulation unit value at end of period              $2.43   $1.87   $3.06   $2.44   $1.90   $1.66   $1.30
Number of accumulation units outstanding at end of
period (000 omitted)                                     13      30      73      89      94      97      12
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period        $0.89   $1.66   $1.49   $1.41   $1.37   $1.31   $1.00
Accumulation unit value at end of period              $1.25   $0.89   $1.66   $1.49   $1.41   $1.37   $1.31
Number of accumulation units outstanding at end of
period (000 omitted)                                    266     283     299     314     284     126      59
---------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    173

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period        $1.34   $2.28   $2.19   $1.90   $1.70   $1.46   $1.00
Accumulation unit value at end of period              $1.83   $1.34   $2.28   $2.19   $1.90   $1.70   $1.46
Number of accumulation units outstanding at end of
period (000 omitted)                                     38      38      41      42      15      12       4
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period        $0.26   $1.24   $1.27   $1.19   $1.19   $1.11   $1.00
Accumulation unit value at end of period              $0.32   $0.26   $1.24   $1.27   $1.19   $1.19   $1.11
Number of accumulation units outstanding at end of
period (000 omitted)                                     26      47      51      51      52      51      21
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period        $1.20   $1.97   $2.04   $1.81   $1.68   $1.44   $1.00
Accumulation unit value at end of period              $1.61   $1.20   $1.97   $2.04   $1.81   $1.68   $1.44
Number of accumulation units outstanding at end of
period (000 omitted)                                     32      35      40      30      40      33      29
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (01/29/2003)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period        $1.09   $1.30   $1.20   $1.14   $1.14   $1.07   $1.00
Accumulation unit value at end of period              $1.26   $1.09   $1.30   $1.20   $1.14   $1.14   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                  3,444   3,043   3,205   2,256   1,716     851     141
---------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period        $0.85   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.01   $0.85   $1.03      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,394   1,935   1,649      --      --      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period        $1.11   $1.36   $1.40   $1.38   $1.25   $1.19   $1.00
Accumulation unit value at end of period              $1.37   $1.11   $1.36   $1.40   $1.38   $1.25   $1.19
Number of accumulation units outstanding at end of
period (000 omitted)                                     78     100     157     167     158     148      10
---------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period        $0.92   $1.52   $1.65   $1.45   $1.40   $1.29   $1.00
Accumulation unit value at end of period              $1.17   $0.92   $1.52   $1.65   $1.45   $1.40   $1.29
Number of accumulation units outstanding at end of
period (000 omitted)                                      2       2       7       7       2       2      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period        $1.24   $2.25   $2.12   $1.69   $1.53   $1.34   $1.00
Accumulation unit value at end of period              $1.52   $1.24   $2.25   $2.12   $1.69   $1.53   $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                     33      44      47      53      51      54      41
---------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period        $0.90   $1.48   $1.50   $1.38   $1.33   $1.26   $1.00
Accumulation unit value at end of period              $1.17   $0.90   $1.48   $1.50   $1.38   $1.33   $1.26
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period        $0.73   $1.23   $1.43   $1.24   $1.18   $1.00      --
Accumulation unit value at end of period              $0.94   $0.73   $1.23   $1.43   $1.24   $1.18      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     10      10      20     263       6       3      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period        $0.96   $1.79   $1.76   $1.70   $1.54   $1.32   $1.00
Accumulation unit value at end of period              $1.30   $0.96   $1.79   $1.76   $1.70   $1.54   $1.32
Number of accumulation units outstanding at end of
period (000 omitted)                                      2       2       2       2       2       2      --
---------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period        $0.60   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.77   $0.60   $0.99      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  3,099   1,834   1,226      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period        $0.80   $1.28   $1.23   $1.08   $1.10   $1.00      --
Accumulation unit value at end of period              $1.07   $0.80   $1.28   $1.23   $1.08   $1.10      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (01/29/2003)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period        $1.26   $1.88   $2.02   $1.71   $1.64   $1.40   $1.00
Accumulation unit value at end of period              $1.69   $1.26   $1.88   $2.02   $1.71   $1.64   $1.40
Number of accumulation units outstanding at end of
period (000 omitted)                                    510     605     687     648     720     337       3
---------------------------------------------------------------------------------------------------------------



 174    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period        $1.04   $1.04   $1.01   $0.98   $0.98   $0.99   $1.00
Accumulation unit value at end of period              $1.02   $1.04   $1.04   $1.01   $0.98   $0.98   $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,258     372     137      91      70     179      55
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period        $1.02   $1.11   $1.07   $1.05   $1.05   $1.02   $1.00
Accumulation unit value at end of period              $1.15   $1.02   $1.11   $1.07   $1.05   $1.05   $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                  3,966   3,519   3,241     547     165     169      63
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period        $1.35   $2.32   $2.18   $1.86   $1.67   $1.44   $1.00
Accumulation unit value at end of period              $1.69   $1.35   $2.32   $2.18   $1.86   $1.67   $1.44
Number of accumulation units outstanding at end of
period (000 omitted)                                  2,165   1,880   1,267   1,033     512      31       9
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period        $0.71   $1.25   $1.24   $1.10   $1.05   $1.00      --
Accumulation unit value at end of period              $0.87   $0.71   $1.25   $1.24   $1.10   $1.05      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,020   1,054   1,103   1,183   1,307     818      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period        $1.07   $1.08   $1.02   $1.00      --      --      --
Accumulation unit value at end of period              $1.12   $1.07   $1.08   $1.02      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  2,765   1,341   1,399   1,411      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period        $0.88   $1.20   $1.20   $1.10   $1.08   $1.00      --
Accumulation unit value at end of period              $1.33   $0.88   $1.20   $1.20   $1.10   $1.08      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    586     703     822   1,551     960     372      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period        $0.95   $1.19   $1.18   $1.11   $1.09   $1.00      --
Accumulation unit value at end of period              $1.32   $0.95   $1.19   $1.18   $1.11   $1.09      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,646   1,028     891     103      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period        $0.86   $1.59   $1.43   $1.45   $1.35   $1.26   $1.00
Accumulation unit value at end of period              $1.38   $0.86   $1.59   $1.43   $1.45   $1.35   $1.26
Number of accumulation units outstanding at end of
period (000 omitted)                                     98     139     136     158     161     118      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period        $0.54   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.74   $0.54   $0.99      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period        $1.02   $1.66   $1.61   $1.42   $1.39   $1.28   $1.00
Accumulation unit value at end of period              $1.27   $1.02   $1.66   $1.61   $1.42   $1.39   $1.28
Number of accumulation units outstanding at end of
period (000 omitted)                                     17      26      26      38      48      30      22
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period        $0.99   $1.03   $1.00   $0.98   $0.98   $0.99   $1.00
Accumulation unit value at end of period              $1.02   $0.99   $1.03   $1.00   $0.98   $0.98   $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,118     628     589     641     492     399     234
---------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period        $0.83   $1.52   $1.50   $1.38   $1.29   $1.22   $1.00
Accumulation unit value at end of period              $1.12   $0.83   $1.52   $1.50   $1.38   $1.29   $1.22
Number of accumulation units outstanding at end of
period (000 omitted)                                      4      60      42      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period        $0.77   $1.29   $1.32   $1.13   $1.10   $1.00      --
Accumulation unit value at end of period              $0.95   $0.77   $1.29   $1.32   $1.13   $1.10      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period        $1.24   $2.73   $2.02   $1.53   $1.17   $1.00      --
Accumulation unit value at end of period              $2.12   $1.24   $2.73   $2.02   $1.53   $1.17      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    592     827     562     594     469     225      --
---------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period        $1.00   $1.72   $1.55   $1.27   $1.14   $1.00      --
Accumulation unit value at end of period              $1.26   $1.00   $1.72   $1.55   $1.27   $1.14      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    175

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (01/29/2003)
Accumulation unit value at beginning of period        $1.06   $1.68   $1.75   $1.53   $1.50   $1.30   $1.00
Accumulation unit value at end of period              $1.33   $1.06   $1.68   $1.75   $1.53   $1.50   $1.30
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,790   2,105   1,977   1,995   1,445     538      25
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (01/29/2003)
Accumulation unit value at beginning of period        $1.18   $1.78   $1.77   $1.55   $1.44   $1.29   $1.00
Accumulation unit value at end of period              $1.44   $1.18   $1.78   $1.77   $1.55   $1.44   $1.29
Number of accumulation units outstanding at end of
period (000 omitted)                                     45      46      50      51      30      17       3
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.46   $0.85   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.64   $0.46   $0.85      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    555     716     326      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period        $0.59   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period              $0.90   $0.59   $1.12      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (01/29/2003)
Accumulation unit value at beginning of period        $1.47   $2.41   $2.96   $2.18   $1.90   $1.42   $1.00
Accumulation unit value at end of period              $1.85   $1.47   $2.41   $2.96   $2.18   $1.90   $1.42
Number of accumulation units outstanding at end of
period (000 omitted)                                      6       6       6       6      --      12      12
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period        $1.05   $1.73   $2.13   $1.57   $1.37   $1.00      --
Accumulation unit value at end of period              $1.32   $1.05   $1.73   $2.13   $1.57   $1.37      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     17      18      16      16      17       6      --
---------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period        $1.18   $2.20   $1.93   $1.43   $1.20   $1.00      --
Accumulation unit value at end of period              $1.73   $1.18   $2.20   $1.93   $1.43   $1.20      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    541     759     386     184     128      28      --
---------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period        $0.82   $1.38   $1.33   $1.26   $1.15   $1.00      --
Accumulation unit value at end of period              $1.14   $0.82   $1.38   $1.33   $1.26   $1.15      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    870     894     799     615     523     221      --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND (04/30/2004)
(PREVIOUSLY WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period        $0.90   $1.29   $1.22   $1.11   $1.08   $1.00      --
Accumulation unit value at end of period              $1.02   $0.90   $1.29   $1.22   $1.11   $1.08      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     13      20      15      15      15      16      --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period        $0.81   $1.27   $1.31   $1.09   $1.08   $1.00      --
Accumulation unit value at end of period              $1.03   $0.81   $1.27   $1.31   $1.09   $1.08      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      29      19      --      --      --      --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period        $0.82   $1.31   $1.30   $1.12   $1.08   $1.00      --
Accumulation unit value at end of period              $0.94   $0.82   $1.31   $1.30   $1.12   $1.08      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    548     531     627     653     691     438      --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (04/30/2004)
Accumulation unit value at beginning of period        $0.87   $1.56   $1.41   $1.19   $1.10   $1.00      --
Accumulation unit value at end of period              $0.96   $0.87   $1.56   $1.41   $1.19   $1.10      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     18      18      20      21      21      21      --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (04/30/2004)
Accumulation unit value at beginning of period        $0.69   $1.16   $1.15   $1.02   $1.06   $1.00      --
Accumulation unit value at end of period              $0.93   $0.69   $1.16   $1.15   $1.02   $1.06      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     11      11      11      11      11      11      --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period        $0.68   $1.13   $1.07   $1.07   $1.03   $1.00      --
Accumulation unit value at end of period              $0.95   $0.68   $1.13   $1.07   $1.07   $1.03      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    993   1,143   1,173   1,231   1,106     385      --
---------------------------------------------------------------------------------------------------------------



 176    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND* (04/30/2004)
Accumulation unit value at beginning of period        $1.06   $1.06   $1.03   $1.00   $0.99   $1.00      --
Accumulation unit value at end of period              $1.04   $1.06   $1.06   $1.03   $1.00   $0.99      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    246      40      39     181      56      --      --
*Wells Fargo Advantage VT Money Market Fund liquidated on April 30, 2010.
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period        $0.86   $1.49   $1.33   $1.10   $1.06   $1.00      --
Accumulation unit value at end of period              $1.28   $0.86   $1.49   $1.33   $1.10   $1.06      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (04/30/2004)
Accumulation unit value at beginning of period        $1.10   $1.10   $1.05   $1.03   $1.03   $1.00      --
Accumulation unit value at end of period              $1.21   $1.10   $1.10   $1.05   $1.03   $1.03      --
Number of accumulation units outstanding at end of
period (000 omitted)                                  1,060   1,033   1,552   3,395   1,455     623      --
---------------------------------------------------------------------------------------------------------------




VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                      2009     2008     2007     2006     2005     2004
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES
(04/30/2004)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II
SHARES)
Accumulation unit value at beginning of period           $0.58    $1.22    $1.23    $1.11    $1.07   $1.00
Accumulation unit value at end of period                 $0.84    $0.58    $1.22    $1.23    $1.11   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                     3,241    4,292    3,865    4,263    5,023   3,225
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period           $0.73    $1.29    $1.18    $1.13    $1.06   $1.00
Accumulation unit value at end of period                 $0.86    $0.73    $1.29    $1.18    $1.13   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                     2,537    2,458    2,494    2,008        3       3
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period           $0.76    $1.46    $1.35    $1.18    $1.10   $1.00
Accumulation unit value at end of period                 $1.06    $0.76    $1.46    $1.35    $1.18   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                        17       70       73       19       19      12
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period           $0.72    $1.03    $1.00       --       --      --
Accumulation unit value at end of period                 $0.90    $0.72    $1.03       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                        45        3       --       --       --      --
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period           $0.61    $1.04    $1.00       --       --      --
Accumulation unit value at end of period                 $0.80    $0.61    $1.04       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    35,468   16,452    9,747       --       --      --
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period           $0.92    $1.32    $1.23    $1.13    $1.07   $1.00
Accumulation unit value at end of period                 $1.18    $0.92    $1.32    $1.23    $1.13   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                       679      796    1,038    1,204    1,379     900
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period           $0.82    $1.00       --       --       --      --
Accumulation unit value at end of period                 $1.00    $0.82       --       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                        --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period           $0.59    $1.15    $1.00       --       --      --
Accumulation unit value at end of period                 $0.89    $0.59    $1.15       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                        28       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period           $0.76    $1.30    $1.27    $1.11    $1.08   $1.00
Accumulation unit value at end of period                 $0.90    $0.76    $1.30    $1.27    $1.11   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                        89      113      168      170      126      90
--------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    177

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2009     2008     2007     2006     2005     2004
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period           $0.86    $1.87    $1.81    $1.36    $1.19   $1.00
Accumulation unit value at end of period                 $1.13    $0.86    $1.87    $1.81    $1.36   $1.19
Number of accumulation units outstanding at end of
period (000 omitted)                                    19,909   27,146   17,556   13,071    8,418   3,162
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period           $1.08    $1.12    $1.04    $1.05    $1.05   $1.00
Accumulation unit value at end of period                 $1.17    $1.08    $1.12    $1.04    $1.05   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                    13,423   13,696   23,067   24,580   21,086   7,249
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period           $0.95    $1.76    $1.52    $1.24    $1.12   $1.00
Accumulation unit value at end of period                 $1.24    $0.95    $1.76    $1.52    $1.24   $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                        --       68       68       --       --      --
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period           $0.66    $0.90    $1.00       --       --      --
Accumulation unit value at end of period                 $0.85    $0.66    $0.90       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                        --       --        9       --       --      --
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period           $0.68    $1.19    $1.01    $1.06    $1.06   $1.00
Accumulation unit value at end of period                 $0.90    $0.68    $1.19    $1.01    $1.06   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                     5,039    6,040    6,538   19,124    6,266   2,495
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period           $0.87    $1.21    $1.30    $1.12    $1.09   $1.00
Accumulation unit value at end of period                 $1.02    $0.87    $1.21    $1.30    $1.12   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                        16       19       24       29       15      26
--------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period           $0.78    $1.06    $1.06    $1.00       --      --
Accumulation unit value at end of period                 $1.11    $0.78    $1.06    $1.06       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     2,437    3,077    4,084    8,585       --      --
--------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period           $0.66    $1.12    $1.00       --       --      --
Accumulation unit value at end of period                 $0.83    $0.66    $1.12       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    44,625   33,416   21,154       --       --      --
--------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period           $0.57    $1.13    $1.00       --       --      --
Accumulation unit value at end of period                 $0.78    $0.57    $1.13       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                        70       21       --       --       --      --
--------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period           $0.95    $1.35    $1.41    $1.21    $1.17   $1.00
Accumulation unit value at end of period                 $1.17    $0.95    $1.35    $1.41    $1.21   $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                    23,264   17,911   14,170       --       --      --
--------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period           $0.71    $1.10    $1.00       --       --      --
Accumulation unit value at end of period                 $0.84    $0.71    $1.10       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                        32       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period           $0.74    $1.27    $1.27    $1.21    $1.13   $1.00
Accumulation unit value at end of period                 $0.98    $0.74    $1.27    $1.27    $1.21   $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                        --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period           $0.69    $1.20    $1.07    $1.04    $1.03   $1.00
Accumulation unit value at end of period                 $1.06    $0.69    $1.20    $1.07    $1.04   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                     2,265    2,987    3,110    6,310    2,901   1,117
--------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period           $0.86    $1.25    $1.19    $1.05    $1.02   $1.00
Accumulation unit value at end of period                 $1.03    $0.86    $1.25    $1.19    $1.05   $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                        48      100      112       67       71      72
--------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period           $0.62    $1.09    $1.00       --       --      --
Accumulation unit value at end of period                 $0.75    $0.62    $1.09       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         8       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------



 178    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2009     2008     2007     2006     2005     2004
--------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period           $0.94    $1.53    $1.50    $1.25    $1.14   $1.00
Accumulation unit value at end of period                 $1.20    $0.94    $1.53    $1.50    $1.25   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                        19       38       24       24       26       7
--------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period           $0.70    $0.98    $1.00       --       --      --
Accumulation unit value at end of period                 $0.99    $0.70    $0.98       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    17,706   14,635   11,432       --       --      --
--------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period           $0.85    $1.08    $1.05    $1.03    $1.03   $1.00
Accumulation unit value at end of period                 $0.90    $0.85    $1.08    $1.05    $1.03   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                     5,412    5,428    7,018    7,281    6,140   1,507
--------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2* (04/30/2004)
Accumulation unit value at beginning of period           $0.76    $1.11    $1.09    $1.05    $1.08   $1.00
Accumulation unit value at end of period                 $1.00    $0.76    $1.11    $1.09    $1.05   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                     5,065    6,814    7,541    7,283    5,441   1,507
*Evergreen VA Diversified Income Builder Fund - Class 2 liquidated on April 30, 2010.
--------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period           $0.89    $1.36    $1.28    $1.16    $1.09   $1.00
Accumulation unit value at end of period                 $1.19    $0.89    $1.36    $1.28    $1.16   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                     1,142      825      631      791       94      57
--------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period           $0.79    $1.38    $1.27    $1.17    $1.12   $1.00
Accumulation unit value at end of period                 $1.09    $0.79    $1.38    $1.27    $1.17   $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                     1,292    1,525    1,535    1,676    1,358      27
--------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2* (04/30/2004)
Accumulation unit value at beginning of period           $0.81    $1.12    $1.11    $1.04    $1.05   $1.00
Accumulation unit value at end of period                 $1.21    $0.81    $1.12    $1.11    $1.04   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                     2,611    3,417    4,131    4,322    3,658     885
*Evergreen VA High Income Fund - Class 2 liquidated on April 30, 2010.
--------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period           $1.01    $1.76    $1.57    $1.30    $1.14   $1.00
Accumulation unit value at end of period                 $1.14    $1.01    $1.76    $1.57    $1.30   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                     2,695    2,459    2,309    2,433    1,444      79
--------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period           $0.86    $1.21    $1.10    $1.06    $1.04   $1.00
Accumulation unit value at end of period                 $1.21    $0.86    $1.21    $1.10    $1.06   $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                     3,799    4,435    5,394    5,524    3,401   1,048
--------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period           $0.90    $1.33    $1.47    $1.24    $1.14   $1.00
Accumulation unit value at end of period                 $1.13    $0.90    $1.33    $1.47    $1.24   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                       276      351      400      401      390     173
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period           $0.90    $1.59    $1.38    $1.27    $1.11   $1.00
Accumulation unit value at end of period                 $1.19    $0.90    $1.59    $1.38    $1.27   $1.11
Number of accumulation units outstanding at end of
period (000 omitted)                                    26,124   44,134   42,111   45,962   19,309   6,485
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period           $0.72    $1.38    $1.11    $1.06    $1.03   $1.00
Accumulation unit value at end of period                 $0.90    $0.72    $1.38    $1.11    $1.06   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                        15       36       15       15       --      --
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period           $1.02    $1.08    $1.05    $1.03    $1.03   $1.00
Accumulation unit value at end of period                 $1.15    $1.02    $1.08    $1.05    $1.03   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                    28,571   28,234   30,874   10,450    8,474   3,024
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period           $1.04    $1.75    $1.55    $1.40    $1.21   $1.00
Accumulation unit value at end of period                 $1.42    $1.04    $1.75    $1.55    $1.40   $1.21
Number of accumulation units outstanding at end of
period (000 omitted)                                    10,749   15,569    9,998    6,670    2,154     194
--------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    179

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2009     2008     2007     2006     2005     2004
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period           $0.93    $1.70    $1.48    $1.28    $1.10   $1.00
Accumulation unit value at end of period                 $1.16    $0.93    $1.70    $1.48    $1.28   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                     4,655    4,812    4,606    5,282    5,025   3,210
--------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period           $0.78    $1.37    $1.77    $1.50    $1.34   $1.00
Accumulation unit value at end of period                 $0.91    $0.78    $1.37    $1.77    $1.50   $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                       590      821    1,056      270      252     119
--------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period           $0.91    $1.32    $1.30    $1.12    $1.12   $1.00
Accumulation unit value at end of period                 $1.21    $0.91    $1.32    $1.30    $1.12   $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                     1,013    1,631    1,849    1,382    1,066     516
--------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period           $0.87    $1.21    $1.27    $1.11    $1.09   $1.00
Accumulation unit value at end of period                 $1.00    $0.87    $1.21    $1.27    $1.11   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                        51      137      151       68       53      34
--------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period           $0.73    $1.29    $1.18    $1.11    $1.08   $1.00
Accumulation unit value at end of period                 $1.02    $0.73    $1.29    $1.18    $1.11   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                        39      141      125       98      115     111
--------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period           $0.86    $1.39    $1.37    $1.18    $1.09   $1.00
Accumulation unit value at end of period                 $1.06    $0.86    $1.39    $1.37    $1.18   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                       305      485      542    6,611      374     369
--------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period           $1.38    $1.33    $1.22    $1.10    $1.16   $1.00
Accumulation unit value at end of period                 $1.61    $1.38    $1.33    $1.22    $1.10   $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                    21,774   22,313   26,747   18,800    7,744   2,656
--------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period           $0.81    $1.44    $1.43    $1.20    $1.12   $1.00
Accumulation unit value at end of period                 $1.04    $0.81    $1.44    $1.43    $1.20   $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                       114      115      148      112       57      25
--------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period           $0.94    $1.53    $1.51    $1.32    $1.19   $1.00
Accumulation unit value at end of period                 $1.23    $0.94    $1.53    $1.51    $1.32   $1.19
Number of accumulation units outstanding at end of
period (000 omitted)                                    13,524   16,698   17,019   14,517    6,833   2,746
--------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period           $0.58    $0.94    $1.00       --       --      --
Accumulation unit value at end of period                 $0.69    $0.58    $0.94       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                        27       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period           $0.62    $1.05    $1.00       --       --      --
Accumulation unit value at end of period                 $0.83    $0.62    $1.05       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    38,185   34,319   25,309       --       --      --
--------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period           $0.60    $1.03    $1.00       --       --      --
Accumulation unit value at end of period                 $0.84    $0.60    $1.03       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                        --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period           $0.78    $1.26    $1.15    $1.10    $1.07   $1.00
Accumulation unit value at end of period                 $1.06    $0.78    $1.26    $1.15    $1.10   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                        14       14       14       14       34      22
--------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period           $0.71    $1.19    $1.19    $1.07    $1.04   $1.00
Accumulation unit value at end of period                 $1.13    $0.71    $1.19    $1.19    $1.07   $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                        --        4        9       10       11      12
--------------------------------------------------------------------------------------------------------------



 180    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2009     2008     2007     2006     2005     2004
--------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period           $0.93    $1.22    $1.20    $1.09    $1.09   $1.00
Accumulation unit value at end of period                 $1.08    $0.93    $1.22    $1.20    $1.09   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                        69       94      102      106       69      53
--------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period           $1.39    $2.28    $1.82    $1.42    $1.24   $1.00
Accumulation unit value at end of period                 $1.81    $1.39    $2.28    $1.82    $1.42   $1.24
Number of accumulation units outstanding at end of
period (000 omitted)                                        58       91      120       32        1       1
--------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period           $0.69    $1.29    $1.15    $1.09    $1.06   $1.00
Accumulation unit value at end of period                 $0.97    $0.69    $1.29    $1.15    $1.09   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                     7,178    8,981    8,700   10,182    8,509   3,218
--------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period           $0.90    $1.54    $1.48    $1.29    $1.15   $1.00
Accumulation unit value at end of period                 $1.24    $0.90    $1.54    $1.48    $1.29   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                       149      169      231      209      177      72
--------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period           $0.83    $1.36    $1.41    $1.25    $1.16   $1.00
Accumulation unit value at end of period                 $1.11    $0.83    $1.36    $1.41    $1.25   $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                        25       61       71       75       59      31
--------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (04/30/2004)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period           $1.02    $1.21    $1.13    $1.07    $1.07   $1.00
Accumulation unit value at end of period                 $1.18    $1.02    $1.21    $1.13    $1.07   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                    41,343   38,121   38,909   20,731   11,203   4,674
--------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period           $0.85    $1.03    $1.00       --       --      --
Accumulation unit value at end of period                 $1.01    $0.85    $1.03       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    20,192   30,027   26,289       --       --      --
--------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period           $0.91    $1.12    $1.15    $1.14    $1.03   $1.00
Accumulation unit value at end of period                 $1.13    $0.91    $1.12    $1.15    $1.14   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                        56       84      144      142      109      57
--------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period           $0.92    $1.67    $1.57    $1.26    $1.14   $1.00
Accumulation unit value at end of period                 $1.13    $0.92    $1.67    $1.57    $1.26   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                        10       10       27       --       --      --
--------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period           $0.73    $1.22    $1.43    $1.24    $1.18   $1.00
Accumulation unit value at end of period                 $0.94    $0.73    $1.22    $1.43    $1.24   $1.18
Number of accumulation units outstanding at end of
period (000 omitted)                                       147      179      192    4,666       76      17
--------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period           $0.70    $1.32    $1.29    $1.25    $1.14   $1.00
Accumulation unit value at end of period                 $0.96    $0.70    $1.32    $1.29    $1.25   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                         8        8        8        8       --      --
--------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period           $0.59    $0.99    $1.00       --       --      --
Accumulation unit value at end of period                 $0.77    $0.59    $0.99       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    47,054   29,241   19,856       --       --      --
--------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period           $0.79    $1.28    $1.23    $1.08    $1.10   $1.00
Accumulation unit value at end of period                 $1.06    $0.79    $1.28    $1.23    $1.08   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                        --       28       --       --       --      --
--------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period           $0.88    $1.31    $1.41    $1.19    $1.15   $1.00
Accumulation unit value at end of period                 $1.18    $0.88    $1.31    $1.41    $1.19   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                     9,697   11,631   12,674   11,121   10,647   4,456
--------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    181

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2009     2008     2007     2006     2005     2004
--------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period           $1.06    $1.05    $1.03    $1.00    $0.99   $1.00
Accumulation unit value at end of period                 $1.04    $1.06    $1.05    $1.03    $1.00   $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                    11,536    5,320    3,584    1,771      839     136
--------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period           $1.00    $1.09    $1.06    $1.03    $1.03   $1.00
Accumulation unit value at end of period                 $1.13    $1.00    $1.09    $1.06    $1.03   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                    52,732   52,913   49,906   27,709      237     220
--------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period           $0.93    $1.60    $1.51    $1.29    $1.15   $1.00
Accumulation unit value at end of period                 $1.17    $0.93    $1.60    $1.51    $1.29   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                    47,600   45,615   31,206   25,297    8,506      34
--------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period           $0.71    $1.25    $1.24    $1.09    $1.05   $1.00
Accumulation unit value at end of period                 $0.86    $0.71    $1.25    $1.24    $1.09   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                     9,323   10,215   10,759   11,734   14,054   9,019
--------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period           $1.06    $1.08    $1.02    $1.00       --      --
Accumulation unit value at end of period                 $1.12    $1.06    $1.08    $1.02       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                    39,552   22,934   24,803   19,914       --      --
--------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period           $0.88    $1.20    $1.20    $1.10    $1.08   $1.00
Accumulation unit value at end of period                 $1.33    $0.88    $1.20    $1.20    $1.10   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                     3,043    3,808    4,514    5,751    3,150     830
--------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period           $0.94    $1.18    $1.18    $1.11    $1.09   $1.00
Accumulation unit value at end of period                 $1.32    $0.94    $1.18    $1.18    $1.11   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                    23,958   16,287   14,534    6,780        8       8
--------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period           $0.68    $1.26    $1.13    $1.15    $1.07   $1.00
Accumulation unit value at end of period                 $1.09    $0.68    $1.26    $1.13    $1.15   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                       702      933      906    1,023    1,088     697
--------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period           $0.54    $0.99    $1.00       --       --      --
Accumulation unit value at end of period                 $0.74    $0.54    $0.99       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         3       98       69       --       --      --
--------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period           $0.80    $1.29    $1.25    $1.11    $1.08   $1.00
Accumulation unit value at end of period                 $0.99    $0.80    $1.29    $1.25    $1.11   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                       155       94      147      142      132      48
--------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period           $1.00    $1.05    $1.01    $0.99    $1.00   $1.00
Accumulation unit value at end of period                 $1.03    $1.00    $1.05    $1.01    $0.99   $1.00
Number of accumulation units outstanding at end of
period (000 omitted)                                    10,350    5,772    5,294    3,802    1,781     218
--------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period           $0.69    $1.26    $1.24    $1.14    $1.07   $1.00
Accumulation unit value at end of period                 $0.92    $0.69    $1.26    $1.24    $1.14   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                       910    3,801    2,883       38       38      --
--------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period           $0.76    $1.29    $1.32    $1.13    $1.10   $1.00
Accumulation unit value at end of period                 $0.94    $0.76    $1.29    $1.32    $1.13   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                        --       14       23       23       24      --
--------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period           $1.24    $2.73    $2.01    $1.53    $1.17   $1.00
Accumulation unit value at end of period                 $2.12    $1.24    $2.73    $2.01    $1.53   $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                     8,001   12,125    7,826    7,742    4,979   2,159
--------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period           $1.00    $1.71    $1.55    $1.27    $1.14   $1.00
Accumulation unit value at end of period                 $1.25    $1.00    $1.71    $1.55    $1.27   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                         2        2        2        2        1      --
--------------------------------------------------------------------------------------------------------------



 182    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2009     2008     2007     2006     2005     2004
--------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period           $0.79    $1.26    $1.31    $1.15    $1.13   $1.00
Accumulation unit value at end of period                 $1.00    $0.79    $1.26    $1.31    $1.15   $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                    34,501   43,308   39,815   41,096   23,606   8,260
--------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period           $0.46    $0.85    $1.00       --       --      --
Accumulation unit value at end of period                 $0.64    $0.46    $0.85       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     8,046   11,790    4,909       --       --      --
--------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period           $0.58    $1.12    $1.00       --       --      --
Accumulation unit value at end of period                 $0.90    $0.58    $1.12       --       --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                        --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period           $1.05    $1.72    $2.12    $1.57    $1.37   $1.00
Accumulation unit value at end of period                 $1.32    $1.05    $1.72    $2.12    $1.57   $1.37
Number of accumulation units outstanding at end of
period (000 omitted)                                       604      694      728      573      619     292
--------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period           $1.17    $2.20    $1.93    $1.43    $1.20   $1.00
Accumulation unit value at end of period                 $1.72    $1.17    $2.20    $1.93    $1.43   $1.20
Number of accumulation units outstanding at end of
period (000 omitted)                                     8,675   12,927    7,675    6,793    3,916   1,854
--------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period           $0.81    $1.38    $1.33    $1.26    $1.15   $1.00
Accumulation unit value at end of period                 $1.14    $0.81    $1.38    $1.33    $1.26   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                    12,068   12,713   11,339    6,970    5,234   2,030
--------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND (04/30/2004)
(PREVIOUSLY WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period           $0.90    $1.29    $1.22    $1.11    $1.08   $1.00
Accumulation unit value at end of period                 $1.02    $0.90    $1.29    $1.22    $1.11   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                        --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period           $0.81    $1.27    $1.31    $1.09    $1.08   $1.00
Accumulation unit value at end of period                 $1.02    $0.81    $1.27    $1.31    $1.09   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                        63    1,327      907       22        5      --
--------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period           $0.82    $1.31    $1.30    $1.11    $1.08   $1.00
Accumulation unit value at end of period                 $0.93    $0.82    $1.31    $1.30    $1.11   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                     3,042    1,054    1,198    1,229    1,587     971
--------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (04/30/2004)
Accumulation unit value at beginning of period           $0.86    $1.56    $1.41    $1.19    $1.10   $1.00
Accumulation unit value at end of period                 $0.96    $0.86    $1.56    $1.41    $1.19   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                         2        2        1        1        1      --
--------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (04/30/2004)
Accumulation unit value at beginning of period           $0.69    $1.16    $1.15    $1.02    $1.06   $1.00
Accumulation unit value at end of period                 $0.92    $0.69    $1.16    $1.15    $1.02   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                         6        6       --       --       --      --
--------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period           $0.68    $1.13    $1.07    $1.06    $1.03   $1.00
Accumulation unit value at end of period                 $0.95    $0.68    $1.13    $1.07    $1.06   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                     6,033    4,276    4,470    4,839    3,400     848
--------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND* (04/30/2004)
Accumulation unit value at beginning of period           $1.06    $1.05    $1.02    $1.00    $0.99   $1.00
Accumulation unit value at end of period                 $1.04    $1.06    $1.05    $1.02    $1.00   $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                       611      757      153      154       55      --
*Wells Fargo Advantage VT Money Market Fund liquidated on April 30, 2010.
--------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period           $0.85    $1.48    $1.33    $1.10    $1.06   $1.00
Accumulation unit value at end of period                 $1.28    $0.85    $1.48    $1.33    $1.10   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                         2        2        1        1        1       1
--------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    183

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2009     2008     2007     2006     2005     2004
--------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (04/30/2004)
Accumulation unit value at beginning of period           $1.10    $1.09    $1.05    $1.03    $1.03   $1.00
Accumulation unit value at end of period                 $1.21    $1.10    $1.09    $1.05    $1.03   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                     8,408    8,640   12,231    8,454    2,629     789
--------------------------------------------------------------------------------------------------------------




VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                        2009     2008     2007     2006    2005    2004
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period            $0.58    $1.22    $1.23    $1.11   $1.07   $1.00
Accumulation unit value at end of period                  $0.83    $0.58    $1.22    $1.23   $1.11   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                      1,891    2,274    1,899    2,383   2,864   1,579
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period            $0.59    $1.04    $1.00       --      --      --
Accumulation unit value at end of period                  $0.69    $0.59    $1.04       --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period            $0.76    $1.46    $1.35    $1.18   $1.10   $1.00
Accumulation unit value at end of period                  $1.05    $0.76    $1.46    $1.35   $1.18   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                          2        2        2       --      --      --
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period            $0.72    $1.03    $1.00       --      --      --
Accumulation unit value at end of period                  $0.90    $0.72    $1.03       --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period            $0.61    $1.04    $1.00       --      --      --
Accumulation unit value at end of period                  $0.80    $0.61    $1.04       --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     15,338    7,640    4,717       --      --      --
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period            $0.92    $1.32    $1.23    $1.13   $1.07   $1.00
Accumulation unit value at end of period                  $1.17    $0.92    $1.32    $1.23   $1.13   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                        386      417      511      667     795     454
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period            $0.82    $1.00       --       --      --      --
Accumulation unit value at end of period                  $1.00    $0.82       --       --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          7        7       --       --      --      --
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period            $0.59    $1.15    $1.00       --      --      --
Accumulation unit value at end of period                  $0.89    $0.59    $1.15       --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          6       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period            $0.76    $1.30    $1.27    $1.10   $1.08   $1.00
Accumulation unit value at end of period                  $0.89    $0.76    $1.30    $1.27   $1.10   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                          9        7       14        8       8      --
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period            $0.86    $1.87    $1.81    $1.36   $1.19   $1.00
Accumulation unit value at end of period                  $1.13    $0.86    $1.87    $1.81   $1.36   $1.19
Number of accumulation units outstanding at end of
period (000 omitted)                                      7,538   10,280    6,454    4,386   3,051     725
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period            $1.08    $1.12    $1.04    $1.05   $1.05   $1.00
Accumulation unit value at end of period                  $1.17    $1.08    $1.12    $1.04   $1.05   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                      4,330    4,261    6,752    8,306   7,161   1,751
--------------------------------------------------------------------------------------------------------------



 184    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                        2009     2008     2007     2006    2005    2004
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period            $0.95    $1.75    $1.52    $1.24   $1.12   $1.00
Accumulation unit value at end of period                  $1.24    $0.95    $1.75    $1.52   $1.24   $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                         --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period            $0.66    $0.90    $1.00       --      --      --
Accumulation unit value at end of period                  $0.84    $0.66    $0.90       --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period            $0.68    $1.19    $1.00    $1.06   $1.06   $1.00
Accumulation unit value at end of period                  $0.90    $0.68    $1.19    $1.00   $1.06   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                      4,572    4,942    5,177   11,674   5,066   1,252
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period            $0.87    $1.21    $1.30    $1.12   $1.09   $1.00
Accumulation unit value at end of period                  $1.02    $0.87    $1.21    $1.30   $1.12   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                         15       15       17       17       5      --
--------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period            $0.78    $1.06    $1.06    $1.00      --      --
Accumulation unit value at end of period                  $1.10    $0.78    $1.06    $1.06      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                      1,726    2,138    2,573    4,571      --      --
--------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period            $0.66    $1.12    $1.00       --      --      --
Accumulation unit value at end of period                  $0.83    $0.66    $1.12       --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     19,315   15,534   10,135       --      --      --
--------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period            $0.57    $1.13    $1.00       --      --      --
Accumulation unit value at end of period                  $0.77    $0.57    $1.13       --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         32       --        3       --      --      --
--------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period            $0.95    $1.35    $1.41    $1.20   $1.16   $1.00
Accumulation unit value at end of period                  $1.16    $0.95    $1.35    $1.41   $1.20   $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                     10,255    8,531    6,901       89      59      43
--------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period            $0.71    $1.10    $1.00       --      --      --
Accumulation unit value at end of period                  $0.84    $0.71    $1.10       --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         17       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period            $0.74    $1.27    $1.27    $1.21   $1.13   $1.00
Accumulation unit value at end of period                  $0.98    $0.74    $1.27    $1.27   $1.21   $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                         --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period            $0.69    $1.19    $1.06    $1.04   $1.03   $1.00
Accumulation unit value at end of period                  $1.06    $0.69    $1.19    $1.06   $1.04   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                        935    1,165    1,200    2,578   1,258     333
--------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period            $0.86    $1.25    $1.19    $1.05   $1.02   $1.00
Accumulation unit value at end of period                  $1.03    $0.86    $1.25    $1.19   $1.05   $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                         --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period            $0.62    $1.09    $1.00       --      --      --
Accumulation unit value at end of period                  $0.75    $0.62    $1.09       --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period            $0.94    $1.53    $1.50    $1.25   $1.14   $1.00
Accumulation unit value at end of period                  $1.20    $0.94    $1.53    $1.50   $1.25   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                         26       24       26       27      17      --
--------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period            $0.70    $0.98    $1.00       --      --      --
Accumulation unit value at end of period                  $0.99    $0.70    $0.98       --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                      7,706    6,563    5,181       --      --      --
--------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    185

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                        2009     2008     2007     2006    2005    2004
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $0.89    $1.59    $1.38    $1.26   $1.11   $1.00
Accumulation unit value at end of period                  $1.19    $0.89    $1.59    $1.38   $1.26   $1.11
Number of accumulation units outstanding at end of
period (000 omitted)                                      9,334   16,898   15,648   16,577   7,559   1,607
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $0.71    $1.38    $1.11    $1.06   $1.03   $1.00
Accumulation unit value at end of period                  $0.90    $0.71    $1.38    $1.11   $1.06   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                         12       12       12       11      --      --
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $1.02    $1.07    $1.05    $1.03   $1.03   $1.00
Accumulation unit value at end of period                  $1.15    $1.02    $1.07    $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                     13,385   13,739   15,429    7,174   6,069   1,202
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $1.03    $1.75    $1.54    $1.40   $1.21   $1.00
Accumulation unit value at end of period                  $1.42    $1.03    $1.75    $1.54   $1.40   $1.21
Number of accumulation units outstanding at end of
period (000 omitted)                                      4,039    6,417    4,062    2,597   1,049       5
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $0.93    $1.70    $1.48    $1.28   $1.10   $1.00
Accumulation unit value at end of period                  $1.15    $0.93    $1.70    $1.48   $1.28   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                        667      722      691    1,284   1,283     755
--------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $0.91    $1.32    $1.29    $1.12   $1.12   $1.00
Accumulation unit value at end of period                  $1.21    $0.91    $1.32    $1.29   $1.12   $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                        575      621      666      639     815     325
--------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $0.87    $1.21    $1.27    $1.11   $1.09   $1.00
Accumulation unit value at end of period                  $1.00    $0.87    $1.21    $1.27   $1.11   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                         31       74      110      121     143     111
--------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $0.72    $1.28    $1.18    $1.10   $1.07   $1.00
Accumulation unit value at end of period                  $1.02    $0.72    $1.28    $1.18   $1.10   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                          7        7        7       11       6       6
--------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $0.86    $1.39    $1.37    $1.18   $1.09   $1.00
Accumulation unit value at end of period                  $1.06    $0.86    $1.39    $1.37   $1.18   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                        190      188      281    2,957     342     240
--------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $1.38    $1.33    $1.22    $1.10   $1.16   $1.00
Accumulation unit value at end of period                  $1.61    $1.38    $1.33    $1.22   $1.10   $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                      7,972    8,575    9,880    6,143   2,582     696
--------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $0.81    $1.43    $1.43    $1.19   $1.12   $1.00
Accumulation unit value at end of period                  $1.04    $0.81    $1.43    $1.43   $1.19   $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                        244      274      283      331     477     237
--------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period            $0.94    $1.52    $1.50    $1.32   $1.19   $1.00
Accumulation unit value at end of period                  $1.23    $0.94    $1.52    $1.50   $1.32   $1.19
Number of accumulation units outstanding at end of
period (000 omitted)                                      5,063    6,456    6,588    5,189   2,566     749
--------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period            $0.58    $0.94    $1.00       --      --      --
Accumulation unit value at end of period                  $0.69    $0.58    $0.94       --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period            $0.62    $1.05    $1.00       --      --      --
Accumulation unit value at end of period                  $0.83    $0.62    $1.05       --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     16,609   16,165   12,101       --      --      --
--------------------------------------------------------------------------------------------------------------



 186    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                        2009     2008     2007     2006    2005    2004
--------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period            $0.60    $1.03    $1.00       --      --      --
Accumulation unit value at end of period                  $0.84    $0.60    $1.03       --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period            $0.78    $1.26    $1.15    $1.10   $1.07   $1.00
Accumulation unit value at end of period                  $1.06    $0.78    $1.26    $1.15   $1.10   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                         --       --        6        6      10      --
--------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period            $0.71    $1.19    $1.19    $1.07   $1.04   $1.00
Accumulation unit value at end of period                  $1.13    $0.71    $1.19    $1.19   $1.07   $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                         --       --        3        3       6      --
--------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period            $0.93    $1.22    $1.20    $1.09   $1.09   $1.00
Accumulation unit value at end of period                  $1.07    $0.93    $1.22    $1.20   $1.09   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                        114      120      132      139     142       8
--------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period            $1.39    $2.27    $1.82    $1.42   $1.24   $1.00
Accumulation unit value at end of period                  $1.81    $1.39    $2.27    $1.82   $1.42   $1.24
Number of accumulation units outstanding at end of
period (000 omitted)                                         36       30      102       --      --      --
--------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period            $0.68    $1.28    $1.15    $1.09   $1.06   $1.00
Accumulation unit value at end of period                  $0.97    $0.68    $1.28    $1.15   $1.09   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                      3,252    3,876    3,686    4,759   4,145   1,172
--------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period            $0.90    $1.54    $1.48    $1.29   $1.15   $1.00
Accumulation unit value at end of period                  $1.23    $0.90    $1.54    $1.48   $1.29   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                          4        4        4        4      --      --
--------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period            $0.83    $1.36    $1.41    $1.25   $1.16   $1.00
Accumulation unit value at end of period                  $1.11    $0.83    $1.36    $1.41   $1.25   $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                         27       27       27       23      11      --
--------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (04/30/2004)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period            $1.02    $1.21    $1.13    $1.07   $1.07   $1.00
Accumulation unit value at end of period                  $1.18    $1.02    $1.21    $1.13   $1.07   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                     17,599   16,567   16,736    8,920   5,420   1,643
--------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period            $0.85    $1.03    $1.00       --      --      --
Accumulation unit value at end of period                  $1.01    $0.85    $1.03       --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                      8,743   13,831   12,327       --      --      --
--------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period            $0.91    $1.12    $1.15    $1.14   $1.03   $1.00
Accumulation unit value at end of period                  $1.13    $0.91    $1.12    $1.15   $1.14   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                          2        2        2        1      --      --
--------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period            $0.92    $1.67    $1.57    $1.25   $1.14   $1.00
Accumulation unit value at end of period                  $1.12    $0.92    $1.67    $1.57   $1.25   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                         --       --        6        6       9      --
--------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period            $0.73    $1.22    $1.43    $1.24   $1.18   $1.00
Accumulation unit value at end of period                  $0.94    $0.73    $1.22    $1.43   $1.24   $1.18
Number of accumulation units outstanding at end of
period (000 omitted)                                         54       56       62    1,601      --      --
--------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period            $0.70    $1.31    $1.29    $1.25   $1.13   $1.00
Accumulation unit value at end of period                  $0.95    $0.70    $1.31    $1.29   $1.25   $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                         --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    187

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                        2009     2008     2007     2006    2005    2004
--------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period            $0.59    $0.99    $1.00       --      --      --
Accumulation unit value at end of period                  $0.77    $0.59    $0.99       --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     20,521   13,665    9,500       --      --      --
--------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period            $0.79    $1.28    $1.23    $1.08   $1.10   $1.00
Accumulation unit value at end of period                  $1.06    $0.79    $1.28    $1.23   $1.08   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                         --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period            $0.88    $1.31    $1.40    $1.19   $1.15   $1.00
Accumulation unit value at end of period                  $1.18    $0.88    $1.31    $1.40   $1.19   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                      2,957    3,379    3,794    4,319   4,153   1,188
--------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $1.06    $1.05    $1.02    $1.00   $0.99   $1.00
Accumulation unit value at end of period                  $1.04    $1.06    $1.05    $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                      4,617    2,015      926      437     272     696
--------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $1.00    $1.09    $1.06    $1.03   $1.03   $1.00
Accumulation unit value at end of period                  $1.12    $1.00    $1.09    $1.06   $1.03   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                     21,272   22,574   21,399   10,809      68      73
--------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $0.93    $1.60    $1.51    $1.28   $1.15   $1.00
Accumulation unit value at end of period                  $1.17    $0.93    $1.60    $1.51   $1.28   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                     19,162   18,841   12,984    9,881   4,173      --
--------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $0.71    $1.25    $1.24    $1.09   $1.05   $1.00
Accumulation unit value at end of period                  $0.86    $0.71    $1.25    $1.24   $1.09   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                      2,866    2,952    2,897    3,765   4,574   2,547
--------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period            $1.06    $1.08    $1.02    $1.00      --      --
Accumulation unit value at end of period                  $1.11    $1.06    $1.08    $1.02      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                     15,119    8,617    9,067    6,418      --      --
--------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $0.88    $1.20    $1.20    $1.10   $1.08   $1.00
Accumulation unit value at end of period                  $1.33    $0.88    $1.20    $1.20   $1.10   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                        705      918    1,074    1,254   1,052     115
--------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period            $0.94    $1.18    $1.17    $1.11   $1.09   $1.00
Accumulation unit value at end of period                  $1.31    $0.94    $1.18    $1.17   $1.11   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                     10,027    7,265    6,611    2,750      26      36
--------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $0.68    $1.26    $1.13    $1.15   $1.07   $1.00
Accumulation unit value at end of period                  $1.09    $0.68    $1.26    $1.13   $1.15   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                         --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period            $0.53    $0.99    $1.00       --      --      --
Accumulation unit value at end of period                  $0.74    $0.53    $0.99       --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         --       --       --       --      --      --
--------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $0.80    $1.29    $1.25    $1.11   $1.08   $1.00
Accumulation unit value at end of period                  $0.98    $0.80    $1.29    $1.25   $1.11   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                         14       14       14       16       5       5
--------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $1.00    $1.04    $1.01    $0.99   $1.00   $1.00
Accumulation unit value at end of period                  $1.03    $1.00    $1.04    $1.01   $0.99   $1.00
Number of accumulation units outstanding at end of
period (000 omitted)                                      3,255    1,766    1,184      748     423      43
--------------------------------------------------------------------------------------------------------------



 188    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                        2009     2008     2007     2006    2005    2004
--------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $0.68    $1.25    $1.24    $1.14   $1.07   $1.00
Accumulation unit value at end of period                  $0.92    $0.68    $1.25    $1.24   $1.14   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                          2        2        2       --      --      --
--------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $0.76    $1.28    $1.31    $1.13   $1.10   $1.00
Accumulation unit value at end of period                  $0.94    $0.76    $1.28    $1.31   $1.13   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                         12       12       12       10      --      --
--------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $1.24    $2.72    $2.01    $1.53   $1.17   $1.00
Accumulation unit value at end of period                  $2.11    $1.24    $2.72    $2.01   $1.53   $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                      3,167    4,942    3,157    2,993   1,961     549
--------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $1.00    $1.71    $1.55    $1.27   $1.14   $1.00
Accumulation unit value at end of period                  $1.25    $1.00    $1.71    $1.55   $1.27   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                         16        5        5        4      --      --
--------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period            $0.79    $1.26    $1.31    $1.15   $1.13   $1.00
Accumulation unit value at end of period                  $1.00    $0.79    $1.26    $1.31   $1.15   $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                     13,387   16,530   15,014   15,482   9,543   2,210
--------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period            $0.46    $0.85    $1.00       --      --      --
Accumulation unit value at end of period                  $0.64    $0.46    $0.85       --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                      3,620    5,493    2,614       --      --      --
--------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period            $0.58    $1.12    $1.00       --      --      --
Accumulation unit value at end of period                  $0.90    $0.58    $1.12       --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          1        1        1       --      --      --
--------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period            $1.05    $1.72    $2.12    $1.57   $1.37   $1.00
Accumulation unit value at end of period                  $1.32    $1.05    $1.72    $2.12   $1.57   $1.37
Number of accumulation units outstanding at end of
period (000 omitted)                                        171      199      172      214     233      73
--------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period            $1.17    $2.19    $1.92    $1.43   $1.20   $1.00
Accumulation unit value at end of period                  $1.72    $1.17    $2.19    $1.92   $1.43   $1.20
Number of accumulation units outstanding at end of
period (000 omitted)                                      4,755    7,042    4,528    4,321   3,151     908
--------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period            $0.81    $1.37    $1.33    $1.26   $1.15   $1.00
Accumulation unit value at end of period                  $1.13    $0.81    $1.37    $1.33   $1.26   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                      4,848    5,126    4,307    2,648   2,151     549
--------------------------------------------------------------------------------------------------------------




VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period             $0.57   $1.22   $1.23   $1.11   $1.07   $1.00
Accumulation unit value at end of period                   $0.83   $0.57   $1.22   $1.23   $1.11   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                          25      30      27      74      74      45
------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period             $0.72   $1.29   $1.17   $1.13   $1.06   $1.00
Accumulation unit value at end of period                   $0.86   $0.72   $1.29   $1.17   $1.13   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                          11      11      12     118      --      --
------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period             $0.75   $1.46   $1.34   $1.18   $1.10   $1.00
Accumulation unit value at end of period                   $1.05   $0.75   $1.46   $1.34   $1.18   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    189

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period             $0.72   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                   $0.89   $0.72   $1.03      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period             $0.61   $1.04   $1.00      --      --      --
Accumulation unit value at end of period                   $0.80   $0.61   $1.04      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         282     132     103      --      --      --
------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period             $0.92   $1.32   $1.23   $1.13   $1.07   $1.00
Accumulation unit value at end of period                   $1.17   $0.92   $1.32   $1.23   $1.13   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                           5       5       7      20      20      12
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period             $0.82   $1.00      --      --      --      --
Accumulation unit value at end of period                   $1.00   $0.82      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period             $0.59   $1.15   $1.00      --      --      --
Accumulation unit value at end of period                   $0.89   $0.59   $1.15      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period             $0.76   $1.30   $1.27   $1.10   $1.08   $1.00
Accumulation unit value at end of period                   $0.89   $0.76   $1.30   $1.27   $1.10   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                          --       1       1       1       1       1
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period             $0.86   $1.87   $1.80   $1.36   $1.19   $1.00
Accumulation unit value at end of period                   $1.13   $0.86   $1.87   $1.80   $1.36   $1.19
Number of accumulation units outstanding at end of
period (000 omitted)                                         258     325     254     299     244      97
------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period             $1.08   $1.12   $1.04   $1.04   $1.05   $1.00
Accumulation unit value at end of period                   $1.16   $1.08   $1.12   $1.04   $1.04   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                         352     348     572     638     666     312
------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period             $0.94   $1.75   $1.51   $1.24   $1.12   $1.00
Accumulation unit value at end of period                   $1.24   $0.94   $1.75   $1.51   $1.24   $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period             $0.66   $0.90   $1.00      --      --      --
Accumulation unit value at end of period                   $0.84   $0.66   $0.90      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period             $0.68   $1.19   $1.00   $1.06   $1.06   $1.00
Accumulation unit value at end of period                   $0.90   $0.68   $1.19   $1.00   $1.06   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                          67      79      84     341     176      40
------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period             $0.86   $1.20   $1.30   $1.12   $1.09   $1.00
Accumulation unit value at end of period                   $1.01   $0.86   $1.20   $1.30   $1.12   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period             $0.78   $1.06   $1.06   $1.00      --      --
Accumulation unit value at end of period                   $1.10   $0.78   $1.06   $1.06      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          24      31      33     100      --      --
------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period             $0.66   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                   $0.82   $0.66   $1.12      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         363     289     252      --      --      --
------------------------------------------------------------------------------------------------------------



 190    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period             $0.57   $1.13   $1.00      --      --      --
Accumulation unit value at end of period                   $0.77   $0.57   $1.13      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period             $0.95   $1.35   $1.41   $1.20   $1.16   $1.00
Accumulation unit value at end of period                   $1.16   $0.95   $1.35   $1.41   $1.20   $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                         197     155     161      --      --      --
------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period             $0.71   $1.10   $1.00      --      --      --
Accumulation unit value at end of period                   $0.83   $0.71   $1.10      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.74   $1.26   $1.27   $1.20   $1.13   $1.00
Accumulation unit value at end of period                   $0.98   $0.74   $1.26   $1.27   $1.20   $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.69   $1.19   $1.06   $1.04   $1.03   $1.00
Accumulation unit value at end of period                   $1.06   $0.69   $1.19   $1.06   $1.04   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                          32      40      44     132      76      23
------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.86   $1.25   $1.19   $1.05   $1.02   $1.00
Accumulation unit value at end of period                   $1.03   $0.86   $1.25   $1.19   $1.05   $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period             $0.61   $1.09   $1.00      --      --      --
Accumulation unit value at end of period                   $0.75   $0.61   $1.09      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.93   $1.52   $1.49   $1.25   $1.14   $1.00
Accumulation unit value at end of period                   $1.19   $0.93   $1.52   $1.49   $1.25   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period             $0.70   $0.98   $1.00      --      --      --
Accumulation unit value at end of period                   $0.99   $0.70   $0.98      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         164     146     204      --      --      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.85   $1.08   $1.05   $1.03   $1.03   $1.00
Accumulation unit value at end of period                   $0.90   $0.85   $1.08   $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                          16      17      17      35      68      36
------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2* (04/30/2004)
Accumulation unit value at beginning of period             $0.76   $1.10   $1.09   $1.05   $1.08   $1.00
Accumulation unit value at end of period                   $0.99   $0.76   $1.10   $1.09   $1.05   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                          15      33      36      43      63      30
*Evergreen VA Diversified Income Builder Fund - Class 2 liquidated on April 30, 2010.
------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.89   $1.35   $1.28   $1.16   $1.09   $1.00
Accumulation unit value at end of period                   $1.18   $0.89   $1.35   $1.28   $1.16   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                           9       8       8      13      --      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.79   $1.37   $1.26   $1.16   $1.12   $1.00
Accumulation unit value at end of period                   $1.08   $0.79   $1.37   $1.26   $1.16   $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                           3       4       3       7      13      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2* (04/30/2004)
Accumulation unit value at beginning of period             $0.81   $1.11   $1.11   $1.04   $1.05   $1.00
Accumulation unit value at end of period                   $1.20   $0.81   $1.11   $1.11   $1.04   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                           7       8       8      21      41      26
*Evergreen VA High Income Fund - Class 2 liquidated on April 30, 2010
------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    191

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $1.01   $1.76   $1.56   $1.30   $1.14   $1.00
Accumulation unit value at end of period                   $1.14   $1.01   $1.76   $1.56   $1.30   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                           9       7      10       9       5      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.86   $1.20   $1.10   $1.06   $1.04   $1.00
Accumulation unit value at end of period                   $1.20   $0.86   $1.20   $1.10   $1.06   $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                          14      16      25      28      29      18
------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.89   $1.33   $1.47   $1.23   $1.14   $1.00
Accumulation unit value at end of period                   $1.13   $0.89   $1.33   $1.47   $1.23   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.89   $1.59   $1.38   $1.26   $1.11   $1.00
Accumulation unit value at end of period                   $1.18   $0.89   $1.59   $1.38   $1.26   $1.11
Number of accumulation units outstanding at end of
period (000 omitted)                                         388     550     587     963     536     195
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.71   $1.38   $1.11   $1.06   $1.03   $1.00
Accumulation unit value at end of period                   $0.89   $0.71   $1.38   $1.11   $1.06   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $1.01   $1.07   $1.05   $1.03   $1.03   $1.00
Accumulation unit value at end of period                   $1.15   $1.01   $1.07   $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                         287     300     490     122     111      26
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $1.03   $1.74   $1.54   $1.40   $1.21   $1.00
Accumulation unit value at end of period                   $1.41   $1.03   $1.74   $1.54   $1.40   $1.21
Number of accumulation units outstanding at end of
period (000 omitted)                                          90     136     109     127      60       4
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.93   $1.69   $1.48   $1.28   $1.10   $1.00
Accumulation unit value at end of period                   $1.15   $0.93   $1.69   $1.48   $1.28   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                          93      97      96     150     156      96
------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.77   $1.37   $1.77   $1.49   $1.34   $1.00
Accumulation unit value at end of period                   $0.90   $0.77   $1.37   $1.77   $1.49   $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                          50      52      47      42      49      35
------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.91   $1.31   $1.29   $1.11   $1.12   $1.00
Accumulation unit value at end of period                   $1.20   $0.91   $1.31   $1.29   $1.11   $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                           9      28      31      33      34      29
------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.86   $1.21   $1.27   $1.10   $1.09   $1.00
Accumulation unit value at end of period                   $0.99   $0.86   $1.21   $1.27   $1.10   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.72   $1.28   $1.18   $1.10   $1.07   $1.00
Accumulation unit value at end of period                   $1.02   $0.72   $1.28   $1.18   $1.10   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.86   $1.39   $1.37   $1.18   $1.09   $1.00
Accumulation unit value at end of period                   $1.06   $0.86   $1.39   $1.37   $1.18   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      65      --      --
------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $1.38   $1.32   $1.22   $1.10   $1.16   $1.00
Accumulation unit value at end of period                   $1.60   $1.38   $1.32   $1.22   $1.10   $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                         259     283     481     448     244     107
------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.81   $1.43   $1.43   $1.19   $1.12   $1.00
Accumulation unit value at end of period                   $1.04   $0.81   $1.43   $1.43   $1.19   $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------



 192    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.94   $1.52   $1.50   $1.32   $1.19   $1.00
Accumulation unit value at end of period                   $1.22   $0.94   $1.52   $1.50   $1.32   $1.19
Number of accumulation units outstanding at end of
period (000 omitted)                                         155     185     225     289     177      70
------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period             $0.58   $0.93   $1.00      --      --      --
Accumulation unit value at end of period                   $0.69   $0.58   $0.93      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period             $0.62   $1.05   $1.00      --      --      --
Accumulation unit value at end of period                   $0.83   $0.62   $1.05      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         314     298     290      --      --      --
------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period             $0.60   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                   $0.84   $0.60   $1.03      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period             $0.77   $1.25   $1.15   $1.09   $1.07   $1.00
Accumulation unit value at end of period                   $1.06   $0.77   $1.25   $1.15   $1.09   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period             $0.71   $1.19   $1.19   $1.07   $1.04   $1.00
Accumulation unit value at end of period                   $1.13   $0.71   $1.19   $1.19   $1.07   $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period             $0.93   $1.22   $1.20   $1.09   $1.09   $1.00
Accumulation unit value at end of period                   $1.07   $0.93   $1.22   $1.20   $1.09   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period             $1.38   $2.27   $1.82   $1.41   $1.24   $1.00
Accumulation unit value at end of period                   $1.80   $1.38   $2.27   $1.82   $1.41   $1.24
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.68   $1.28   $1.15   $1.09   $1.06   $1.00
Accumulation unit value at end of period                   $0.96   $0.68   $1.28   $1.15   $1.09   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                          70      80      65     152     149      51
------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.90   $1.54   $1.48   $1.29   $1.15   $1.00
Accumulation unit value at end of period                   $1.23   $0.90   $1.54   $1.48   $1.29   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                           3       4       6       8       9       3
------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.83   $1.36   $1.41   $1.25   $1.16   $1.00
Accumulation unit value at end of period                   $1.11   $0.83   $1.36   $1.41   $1.25   $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                          --       1       2       2       2      --
------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (04/30/2004)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period             $1.01   $1.21   $1.13   $1.07   $1.07   $1.00
Accumulation unit value at end of period                   $1.18   $1.01   $1.21   $1.13   $1.07   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                         573     562     807     629     440     207
------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period             $0.85   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                   $1.01   $0.85   $1.03      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         192     276     368      --      --      --
------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.91   $1.12   $1.15   $1.14   $1.03   $1.00
Accumulation unit value at end of period                   $1.12   $0.91   $1.12   $1.15   $1.14   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                           2       2      14      14      15      15
------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    193

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.92   $1.67   $1.57   $1.25   $1.14   $1.00
Accumulation unit value at end of period                   $1.12   $0.92   $1.67   $1.57   $1.25   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.72   $1.22   $1.42   $1.24   $1.18   $1.00
Accumulation unit value at end of period                   $0.93   $0.72   $1.22   $1.42   $1.24   $1.18
Number of accumulation units outstanding at end of
period (000 omitted)                                           2       2       2      77      --      --
------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.70   $1.31   $1.29   $1.25   $1.13   $1.00
Accumulation unit value at end of period                   $0.95   $0.70   $1.31   $1.29   $1.25   $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period             $0.59   $0.99   $1.00      --      --      --
Accumulation unit value at end of period                   $0.76   $0.59   $0.99      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         391     251     239      --      --      --
------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period             $0.79   $1.27   $1.23   $1.08   $1.10   $1.00
Accumulation unit value at end of period                   $1.06   $0.79   $1.27   $1.23   $1.08   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period             $0.88   $1.31   $1.40   $1.19   $1.15   $1.00
Accumulation unit value at end of period                   $1.17   $0.88   $1.31   $1.40   $1.19   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                         167     190     222     276     305     123
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $1.05   $1.05   $1.02   $1.00   $0.99   $1.00
Accumulation unit value at end of period                   $1.03   $1.05   $1.05   $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                         135      79     179      46      12       3
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $1.00   $1.09   $1.06   $1.03   $1.03   $1.00
Accumulation unit value at end of period                   $1.12   $1.00   $1.09   $1.06   $1.03   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                         486     520     845     368      --      --
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.93   $1.59   $1.51   $1.28   $1.15   $1.00
Accumulation unit value at end of period                   $1.16   $0.93   $1.59   $1.51   $1.28   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                         433     428     358     461     217      --
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.71   $1.25   $1.24   $1.09   $1.05   $1.00
Accumulation unit value at end of period                   $0.86   $0.71   $1.25   $1.24   $1.09   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                         279     279     273     345     410     258
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period             $1.06   $1.08   $1.02   $1.00      --      --
Accumulation unit value at end of period                   $1.11   $1.06   $1.08   $1.02      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         346     223     382     430      --      --
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.88   $1.19   $1.20   $1.10   $1.08   $1.00
Accumulation unit value at end of period                   $1.32   $0.88   $1.19   $1.20   $1.10   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                         172     215     267     389     278     141
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period             $0.94   $1.18   $1.17   $1.11   $1.09   $1.00
Accumulation unit value at end of period                   $1.31   $0.94   $1.18   $1.17   $1.11   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                         206     152     192      84      --      --
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.68   $1.26   $1.13   $1.15   $1.06   $1.00
Accumulation unit value at end of period                   $1.09   $0.68   $1.26   $1.13   $1.15   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                          36      48      42      51      57      40
------------------------------------------------------------------------------------------------------------



 194    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period             $0.53   $0.99   $1.00      --      --      --
Accumulation unit value at end of period                   $0.74   $0.53   $0.99      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.79   $1.29   $1.25   $1.11   $1.08   $1.00
Accumulation unit value at end of period                   $0.98   $0.79   $1.29   $1.25   $1.11   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                           3       4       6       7       8       3
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.99   $1.04   $1.01   $0.99   $1.00   $1.00
Accumulation unit value at end of period                   $1.03   $0.99   $1.04   $1.01   $0.99   $1.00
Number of accumulation units outstanding at end of
period (000 omitted)                                         102      66     140     131      58      29
------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.68   $1.25   $1.24   $1.14   $1.07   $1.00
Accumulation unit value at end of period                   $0.92   $0.68   $1.25   $1.24   $1.14   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                           5      19      22      --      --      --
------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.76   $1.28   $1.31   $1.12   $1.10   $1.00
Accumulation unit value at end of period                   $0.94   $0.76   $1.28   $1.31   $1.12   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $1.23   $2.72   $2.01   $1.53   $1.17   $1.00
Accumulation unit value at end of period                   $2.10   $1.23   $2.72   $2.01   $1.53   $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                          92     136     101     171     143      66
------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $1.00   $1.71   $1.55   $1.27   $1.14   $1.00
Accumulation unit value at end of period                   $1.25   $1.00   $1.71   $1.55   $1.27   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.79   $1.25   $1.31   $1.15   $1.13   $1.00
Accumulation unit value at end of period                   $0.99   $0.79   $1.25   $1.31   $1.15   $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                         440     509     526     817     589     206
------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period             $0.46   $0.85   $1.00      --      --      --
Accumulation unit value at end of period                   $0.64   $0.46   $0.85      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          64     100      52      --      --      --
------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period             $0.58   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                   $0.90   $0.58   $1.12      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period             $1.04   $1.72   $2.12   $1.57   $1.37   $1.00
Accumulation unit value at end of period                   $1.31   $1.04   $1.72   $2.12   $1.57   $1.37
Number of accumulation units outstanding at end of
period (000 omitted)                                           5       6       8       6       5       3
------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period             $1.17   $2.19   $1.92   $1.43   $1.20   $1.00
Accumulation unit value at end of period                   $1.71   $1.17   $2.19   $1.92   $1.43   $1.20
Number of accumulation units outstanding at end of
period (000 omitted)                                          79     123      88     117      92      25
------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period             $0.81   $1.37   $1.33   $1.26   $1.15   $1.00
Accumulation unit value at end of period                   $1.13   $0.81   $1.37   $1.33   $1.26   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                         154     168     174     174     158      63
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND (04/30/2004)
(PREVIOUSLY WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period             $0.89   $1.29   $1.22   $1.11   $1.08   $1.00
Accumulation unit value at end of period                   $1.01   $0.89   $1.29   $1.22   $1.11   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period             $0.80   $1.26   $1.30   $1.09   $1.08   $1.00
Accumulation unit value at end of period                   $1.02   $0.80   $1.26   $1.30   $1.09   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                           1       6       9       6       6      --
------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    195

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period             $0.81   $1.30   $1.29   $1.11   $1.08   $1.00
Accumulation unit value at end of period                   $0.93   $0.81   $1.30   $1.29   $1.11   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                          98      87     127     129     148     104
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (04/30/2004)
Accumulation unit value at beginning of period             $0.86   $1.55   $1.40   $1.19   $1.10   $1.00
Accumulation unit value at end of period                   $0.95   $0.86   $1.55   $1.40   $1.19   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (04/30/2004)
Accumulation unit value at beginning of period             $0.68   $1.15   $1.15   $1.01   $1.06   $1.00
Accumulation unit value at end of period                   $0.92   $0.68   $1.15   $1.15   $1.01   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period             $0.67   $1.12   $1.07   $1.06   $1.03   $1.00
Accumulation unit value at end of period                   $0.95   $0.67   $1.12   $1.07   $1.06   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                         152     155     201     208     196      88
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND* (04/30/2004)
Accumulation unit value at beginning of period             $1.05   $1.05   $1.02   $1.00   $0.99   $1.00
Accumulation unit value at end of period                   $1.03   $1.05   $1.05   $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                           4       3       9      61       4      --
*Wells Fargo Advantage VT Money Market Fund liquidated on April 30, 2010.
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period             $0.85   $1.48   $1.33   $1.10   $1.06   $1.00
Accumulation unit value at end of period                   $1.27   $0.85   $1.48   $1.33   $1.10   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (04/30/2004)
Accumulation unit value at beginning of period             $1.09   $1.09   $1.05   $1.03   $1.03   $1.00
Accumulation unit value at end of period                   $1.20   $1.09   $1.09   $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                         300     306     508     818     449     243
------------------------------------------------------------------------------------------------------------




VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period             $0.57   $1.22   $1.22   $1.11   $1.07   $1.00
Accumulation unit value at end of period                   $0.83   $0.57   $1.22   $1.22   $1.11   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                         126     164     133     151     289     111
------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period             $0.72   $1.28   $1.17   $1.13   $1.06   $1.00
Accumulation unit value at end of period                   $0.85   $0.72   $1.28   $1.17   $1.13   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                         135     135     139     247      65      65
------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period             $0.75   $1.45   $1.34   $1.18   $1.10   $1.00
Accumulation unit value at end of period                   $1.05   $0.75   $1.45   $1.34   $1.18   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period             $0.72   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                   $0.89   $0.72   $1.03      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period             $0.60   $1.04   $1.00      --      --      --
Accumulation unit value at end of period                   $0.80   $0.60   $1.04      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,918     779     442      --      --      --
------------------------------------------------------------------------------------------------------------



 196    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period             $0.92   $1.31   $1.23   $1.13   $1.07   $1.00
Accumulation unit value at end of period                   $1.17   $0.92   $1.31   $1.23   $1.13   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                          25      29      34      41      81      33
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period             $0.82   $1.00      --      --      --      --
Accumulation unit value at end of period                   $1.00   $0.82      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period             $0.59   $1.15   $1.00      --      --      --
Accumulation unit value at end of period                   $0.89   $0.59   $1.15      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period             $0.75   $1.30   $1.26   $1.10   $1.08   $1.00
Accumulation unit value at end of period                   $0.89   $0.75   $1.30   $1.26   $1.10   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                          66      66      96      96      99      85
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period             $0.85   $1.86   $1.80   $1.36   $1.19   $1.00
Accumulation unit value at end of period                   $1.12   $0.85   $1.86   $1.80   $1.36   $1.19
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,095   1,482     974     867     689     225
------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period             $1.07   $1.11   $1.04   $1.04   $1.05   $1.00
Accumulation unit value at end of period                   $1.16   $1.07   $1.11   $1.04   $1.04   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                         890     892   1,618   1,875   1,656     485
------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period             $0.94   $1.75   $1.51   $1.24   $1.12   $1.00
Accumulation unit value at end of period                   $1.23   $0.94   $1.75   $1.51   $1.24   $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                          13      13      13      13      13      13
------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period             $0.66   $0.89   $1.00      --      --      --
Accumulation unit value at end of period                   $0.84   $0.66   $0.89      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period             $0.68   $1.19   $1.00   $1.06   $1.06   $1.00
Accumulation unit value at end of period                   $0.89   $0.68   $1.19   $1.00   $1.06   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                         194     231     257     797     377      79
------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period             $0.86   $1.20   $1.30   $1.12   $1.09   $1.00
Accumulation unit value at end of period                   $1.01   $0.86   $1.20   $1.30   $1.12   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period             $0.78   $1.06   $1.06   $1.00      --      --
Accumulation unit value at end of period                   $1.10   $0.78   $1.06   $1.06      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         168     188     226     529      --      --
------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period             $0.66   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                   $0.82   $0.66   $1.12      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       2,385   1,631     966      --      --      --
------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period             $0.57   $1.13   $1.00      --      --      --
Accumulation unit value at end of period                   $0.77   $0.57   $1.13      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period             $0.95   $1.34   $1.41   $1.20   $1.16   $1.00
Accumulation unit value at end of period                   $1.16   $0.95   $1.34   $1.41   $1.20   $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,244     858     651      --      --      --
------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    197

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period             $0.71   $1.10   $1.00      --      --      --
Accumulation unit value at end of period                   $0.83   $0.71   $1.10      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.74   $1.26   $1.27   $1.20   $1.13   $1.00
Accumulation unit value at end of period                   $0.98   $0.74   $1.26   $1.27   $1.20   $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.68   $1.19   $1.06   $1.04   $1.03   $1.00
Accumulation unit value at end of period                   $1.05   $0.68   $1.19   $1.06   $1.04   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                         125     169     185     360     223      67
------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.86   $1.24   $1.19   $1.04   $1.02   $1.00
Accumulation unit value at end of period                   $1.03   $0.86   $1.24   $1.19   $1.04   $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                          62      68      67      67      67      68
------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period             $0.61   $1.09   $1.00      --      --      --
Accumulation unit value at end of period                   $0.75   $0.61   $1.09      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.93   $1.52   $1.49   $1.24   $1.14   $1.00
Accumulation unit value at end of period                   $1.19   $0.93   $1.52   $1.49   $1.24   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      22      22      22      16
------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period             $0.70   $0.98   $1.00      --      --      --
Accumulation unit value at end of period                   $0.99   $0.70   $0.98      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,039     830     599      --      --      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.85   $1.07   $1.05   $1.03   $1.03   $1.00
Accumulation unit value at end of period                   $0.89   $0.85   $1.07   $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                         499     504     797     978     766     134
------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2* (04/30/2004)
Accumulation unit value at beginning of period             $0.76   $1.10   $1.09   $1.05   $1.08   $1.00
Accumulation unit value at end of period                   $0.99   $0.76   $1.10   $1.09   $1.05   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                         397     584     754     795     573     182
*Evergreen VA Diversified Income Builder Fund - Class 2 liquidated on April 30, 2010.
------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.89   $1.35   $1.27   $1.16   $1.09   $1.00
Accumulation unit value at end of period                   $1.18   $0.89   $1.35   $1.27   $1.16   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                         106      77      58      51      --      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.79   $1.37   $1.26   $1.16   $1.12   $1.00
Accumulation unit value at end of period                   $1.08   $0.79   $1.37   $1.26   $1.16   $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                          55      75      88     114      98      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2* (04/30/2004)
Accumulation unit value at beginning of period             $0.81   $1.11   $1.11   $1.04   $1.05   $1.00
Accumulation unit value at end of period                   $1.20   $0.81   $1.11   $1.11   $1.04   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                         184     253     363     474     373      43
*Evergreen VA High Income Fund - Class 2 liquidated on April 30, 2010.
------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $1.00   $1.75   $1.56   $1.30   $1.14   $1.00
Accumulation unit value at end of period                   $1.13   $1.00   $1.75   $1.56   $1.30   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                         179     156     168     177     128      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.85   $1.20   $1.10   $1.06   $1.04   $1.00
Accumulation unit value at end of period                   $1.20   $0.85   $1.20   $1.10   $1.06   $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                         185     233     330     320     229      83
------------------------------------------------------------------------------------------------------------



 198    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.89   $1.32   $1.46   $1.23   $1.14   $1.00
Accumulation unit value at end of period                   $1.12   $0.89   $1.32   $1.46   $1.23   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                         110     111     178     178     160      58
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.89   $1.58   $1.38   $1.26   $1.10   $1.00
Accumulation unit value at end of period                   $1.18   $0.89   $1.58   $1.38   $1.26   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,610   2,479   2,557   3,121   1,776     548
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.71   $1.38   $1.11   $1.06   $1.03   $1.00
Accumulation unit value at end of period                   $0.89   $0.71   $1.38   $1.11   $1.06   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                           8       8       8       8       8       8
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $1.01   $1.07   $1.05   $1.03   $1.03   $1.00
Accumulation unit value at end of period                   $1.14   $1.01   $1.07   $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,730   1,613   1,619     415     419     116
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $1.03   $1.74   $1.54   $1.40   $1.21   $1.00
Accumulation unit value at end of period                   $1.41   $1.03   $1.74   $1.54   $1.40   $1.21
Number of accumulation units outstanding at end of
period (000 omitted)                                         606     844     600     502     278      52
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.93   $1.69   $1.47   $1.28   $1.10   $1.00
Accumulation unit value at end of period                   $1.15   $0.93   $1.69   $1.47   $1.28   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                         230     254     261     346     383     229
------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.77   $1.37   $1.76   $1.49   $1.34   $1.00
Accumulation unit value at end of period                   $0.90   $0.77   $1.37   $1.76   $1.49   $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                          13      23      40      20      26      23
------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.90   $1.31   $1.29   $1.11   $1.12   $1.00
Accumulation unit value at end of period                   $1.20   $0.90   $1.31   $1.29   $1.11   $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                         322     386     455     274     251     113
------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.86   $1.21   $1.27   $1.10   $1.09   $1.00
Accumulation unit value at end of period                   $0.99   $0.86   $1.21   $1.27   $1.10   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                          18      18      26      24      15       9
------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.72   $1.28   $1.17   $1.10   $1.07   $1.00
Accumulation unit value at end of period                   $1.01   $0.72   $1.28   $1.17   $1.10   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.85   $1.39   $1.37   $1.18   $1.09   $1.00
Accumulation unit value at end of period                   $1.05   $0.85   $1.39   $1.37   $1.18   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                          19      19      30     326      15       9
------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $1.37   $1.32   $1.21   $1.10   $1.16   $1.00
Accumulation unit value at end of period                   $1.60   $1.37   $1.32   $1.21   $1.10   $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,340   1,308   1,631   1,338     638     188
------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.81   $1.43   $1.42   $1.19   $1.12   $1.00
Accumulation unit value at end of period                   $1.04   $0.81   $1.43   $1.42   $1.19   $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                          38      38      38      42      42      42
------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.94   $1.52   $1.50   $1.32   $1.19   $1.00
Accumulation unit value at end of period                   $1.22   $0.94   $1.52   $1.50   $1.32   $1.19
Number of accumulation units outstanding at end of
period (000 omitted)                                         737     899     954     886     554     213
------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period             $0.58   $0.93   $1.00      --      --      --
Accumulation unit value at end of period                   $0.68   $0.58   $0.93      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    199

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period             $0.62   $1.05   $1.00      --      --      --
Accumulation unit value at end of period                   $0.82   $0.62   $1.05      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       2,001   1,638   1,128      --      --      --
------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period             $0.60   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                   $0.83   $0.60   $1.03      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period             $0.77   $1.25   $1.15   $1.09   $1.07   $1.00
Accumulation unit value at end of period                   $1.05   $0.77   $1.25   $1.15   $1.09   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                          13      13      13      13      13      13
------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period             $0.70   $1.19   $1.19   $1.07   $1.04   $1.00
Accumulation unit value at end of period                   $1.12   $0.70   $1.19   $1.19   $1.07   $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                          28      28      28      31      31      31
------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period             $0.93   $1.22   $1.19   $1.09   $1.09   $1.00
Accumulation unit value at end of period                   $1.07   $0.93   $1.22   $1.19   $1.09   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                          21      21      30      20      20      11
------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period             $1.38   $2.27   $1.81   $1.41   $1.24   $1.00
Accumulation unit value at end of period                   $1.80   $1.38   $2.27   $1.81   $1.41   $1.24
Number of accumulation units outstanding at end of
period (000 omitted)                                          48      48      48      48      48      48
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.68   $1.28   $1.15   $1.09   $1.06   $1.00
Accumulation unit value at end of period                   $0.96   $0.68   $1.28   $1.15   $1.09   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                         327     413     433     543     579     185
------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.90   $1.53   $1.48   $1.28   $1.15   $1.00
Accumulation unit value at end of period                   $1.22   $0.90   $1.53   $1.48   $1.28   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                          20      21      22      22       1       1
------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.82   $1.36   $1.40   $1.25   $1.16   $1.00
Accumulation unit value at end of period                   $1.11   $0.82   $1.36   $1.40   $1.25   $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --       2       2       2
------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (04/30/2004)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period             $1.01   $1.21   $1.13   $1.07   $1.07   $1.00
Accumulation unit value at end of period                   $1.17   $1.01   $1.21   $1.13   $1.07   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                       2,483   2,140   2,194   1,396     843     319
------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period             $0.85   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                   $1.01   $0.85   $1.03      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,099   1,528   1,244      --      --      --
------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.91   $1.12   $1.15   $1.14   $1.03   $1.00
Accumulation unit value at end of period                   $1.12   $0.91   $1.12   $1.15   $1.14   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                           4       4      12      12       8       6
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.91   $1.66   $1.57   $1.25   $1.14   $1.00
Accumulation unit value at end of period                   $1.12   $0.91   $1.66   $1.57   $1.25   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --       2       2       2
------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.72   $1.22   $1.42   $1.24   $1.18   $1.00
Accumulation unit value at end of period                   $0.93   $0.72   $1.22   $1.42   $1.24   $1.18
Number of accumulation units outstanding at end of
period (000 omitted)                                           4       5       8     254      --      --
------------------------------------------------------------------------------------------------------------



 200    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.70   $1.31   $1.29   $1.25   $1.13   $1.00
Accumulation unit value at end of period                   $0.95   $0.70   $1.31   $1.29   $1.25   $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period             $0.59   $0.99   $1.00      --      --      --
Accumulation unit value at end of period                   $0.76   $0.59   $0.99      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       2,451   1,391     904      --      --      --
------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period             $0.79   $1.27   $1.22   $1.08   $1.10   $1.00
Accumulation unit value at end of period                   $1.06   $0.79   $1.27   $1.22   $1.08   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period             $0.87   $1.31   $1.40   $1.19   $1.15   $1.00
Accumulation unit value at end of period                   $1.17   $0.87   $1.31   $1.40   $1.19   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                         551     670     787     714     818     299
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $1.05   $1.05   $1.02   $1.00   $0.99   $1.00
Accumulation unit value at end of period                   $1.03   $1.05   $1.05   $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,050     773     184     183      62      --
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $1.00   $1.09   $1.05   $1.03   $1.03   $1.00
Accumulation unit value at end of period                   $1.12   $1.00   $1.09   $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                       3,293   3,101   2,875   1,724       5       5
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.93   $1.59   $1.50   $1.28   $1.15   $1.00
Accumulation unit value at end of period                   $1.16   $0.93   $1.59   $1.50   $1.28   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                       2,652   2,378   1,695   1,652     799      30
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.70   $1.24   $1.23   $1.09   $1.05   $1.00
Accumulation unit value at end of period                   $0.86   $0.70   $1.24   $1.23   $1.09   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                         415     478     563     678     910     594
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period             $1.06   $1.08   $1.02   $1.00      --      --
Accumulation unit value at end of period                   $1.11   $1.06   $1.08   $1.02      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       2,396   1,341   1,390   1,280      --      --
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.87   $1.19   $1.20   $1.10   $1.08   $1.00
Accumulation unit value at end of period                   $1.32   $0.87   $1.19   $1.20   $1.10   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                         218     277     389     540     365     130
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period             $0.94   $1.18   $1.17   $1.11   $1.09   $1.00
Accumulation unit value at end of period                   $1.31   $0.94   $1.18   $1.17   $1.11   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,448     904     790     375      --      --
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.68   $1.25   $1.12   $1.15   $1.06   $1.00
Accumulation unit value at end of period                   $1.08   $0.68   $1.25   $1.12   $1.15   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                          34      55      70      94     100      77
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period             $0.53   $0.99   $1.00      --      --      --
Accumulation unit value at end of period                   $0.74   $0.53   $0.99      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.79   $1.29   $1.25   $1.11   $1.08   $1.00
Accumulation unit value at end of period                   $0.98   $0.79   $1.29   $1.25   $1.11   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                          13      13      13      13      13      13
------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    201

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.99   $1.04   $1.01   $0.99   $0.99   $1.00
Accumulation unit value at end of period                   $1.03   $0.99   $1.04   $1.01   $0.99   $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                         848     559     600     525     316      70
------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.68   $1.25   $1.24   $1.14   $1.07   $1.00
Accumulation unit value at end of period                   $0.91   $0.68   $1.25   $1.24   $1.14   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                          84     189     155      --      --      --
------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.76   $1.28   $1.31   $1.12   $1.10   $1.00
Accumulation unit value at end of period                   $0.94   $0.76   $1.28   $1.31   $1.12   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                           8       8       8       8       8       8
------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $1.23   $2.71   $2.01   $1.53   $1.17   $1.00
Accumulation unit value at end of period                   $2.10   $1.23   $2.71   $2.01   $1.53   $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                         488     668     481     488     416     152
------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.99   $1.70   $1.54   $1.27   $1.14   $1.00
Accumulation unit value at end of period                   $1.24   $0.99   $1.70   $1.54   $1.27   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.79   $1.25   $1.31   $1.15   $1.13   $1.00
Accumulation unit value at end of period                   $0.99   $0.79   $1.25   $1.31   $1.15   $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,947   2,373   2,283   2,595   1,875     582
------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period             $0.46   $0.84   $1.00      --      --      --
Accumulation unit value at end of period                   $0.64   $0.46   $0.84      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         395     554     210      --      --      --
------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period             $0.58   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                   $0.90   $0.58   $1.12      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period             $1.04   $1.71   $2.12   $1.57   $1.37   $1.00
Accumulation unit value at end of period                   $1.31   $1.04   $1.71   $2.12   $1.57   $1.37
Number of accumulation units outstanding at end of
period (000 omitted)                                          38      52      61      58      57      17
------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period             $1.17   $2.19   $1.92   $1.43   $1.20   $1.00
Accumulation unit value at end of period                   $1.71   $1.17   $2.19   $1.92   $1.43   $1.20
Number of accumulation units outstanding at end of
period (000 omitted)                                         398     583     317     295     225      65
------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period             $0.81   $1.37   $1.33   $1.25   $1.15   $1.00
Accumulation unit value at end of period                   $1.13   $0.81   $1.37   $1.33   $1.25   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                         641     665     612     446     423     139
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND (04/30/2004)
(PREVIOUSLY WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period             $0.89   $1.28   $1.22   $1.11   $1.08   $1.00
Accumulation unit value at end of period                   $1.01   $0.89   $1.28   $1.22   $1.11   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                          --       3       3       3      --      --
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period             $0.80   $1.26   $1.30   $1.09   $1.08   $1.00
Accumulation unit value at end of period                   $1.01   $0.80   $1.26   $1.30   $1.09   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                           1      37      24      --      --      --
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period             $0.81   $1.30   $1.29   $1.11   $1.08   $1.00
Accumulation unit value at end of period                   $0.93   $0.81   $1.30   $1.29   $1.11   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                         175     110     147     166     213     138
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (04/30/2004)
Accumulation unit value at beginning of period             $0.86   $1.55   $1.40   $1.19   $1.10   $1.00
Accumulation unit value at end of period                   $0.95   $0.86   $1.55   $1.40   $1.19   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------



 202    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (04/30/2004)
Accumulation unit value at beginning of period             $0.68   $1.15   $1.15   $1.01   $1.06   $1.00
Accumulation unit value at end of period                   $0.92   $0.68   $1.15   $1.15   $1.01   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period             $0.67   $1.12   $1.07   $1.06   $1.03   $1.00
Accumulation unit value at end of period                   $0.94   $0.67   $1.12   $1.07   $1.06   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                         525     542     564     602     467     120
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND* (04/30/2004)
Accumulation unit value at beginning of period             $1.05   $1.05   $1.02   $1.00   $0.99   $1.00
Accumulation unit value at end of period                   $1.03   $1.05   $1.05   $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                          33      37      44      30      64      --
*Wells Fargo Advantage VT Money Market Fund liquidated on April 30, 2010.
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period             $0.85   $1.48   $1.32   $1.10   $1.06   $1.00
Accumulation unit value at end of period                   $1.27   $0.85   $1.48   $1.32   $1.10   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (04/30/2004)
Accumulation unit value at beginning of period             $1.09   $1.09   $1.05   $1.03   $1.03   $1.00
Accumulation unit value at end of period                   $1.20   $1.09   $1.09   $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                         440     456     805     956     438     186
------------------------------------------------------------------------------------------------------------




VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period             $0.57   $1.21   $1.22   $1.11   $1.07   $1.00
Accumulation unit value at end of period                   $0.83   $0.57   $1.21   $1.22   $1.11   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                         650     746     628     744     821     371
------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period             $0.72   $1.28   $1.17   $1.13   $1.06   $1.00
Accumulation unit value at end of period                   $0.85   $0.72   $1.28   $1.17   $1.13   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                         139     146     127     126      --      --
------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period             $0.75   $1.45   $1.34   $1.18   $1.10   $1.00
Accumulation unit value at end of period                   $1.04   $0.75   $1.45   $1.34   $1.18   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period             $0.72   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                   $0.89   $0.72   $1.03      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period             $0.60   $1.04   $1.00      --      --      --
Accumulation unit value at end of period                   $0.80   $0.60   $1.04      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       5,423   2,489   1,537      --      --      --
------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period             $0.92   $1.31   $1.23   $1.13   $1.07   $1.00
Accumulation unit value at end of period                   $1.16   $0.92   $1.31   $1.23   $1.13   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                         172     178     210     234     243     106
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period             $0.82   $1.00      --      --      --      --
Accumulation unit value at end of period                   $1.00   $0.82      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          20      20      --      --      --      --
------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    203

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period             $0.59   $1.15   $1.00      --      --      --
Accumulation unit value at end of period                   $0.89   $0.59   $1.15      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period             $0.75   $1.30   $1.26   $1.10   $1.08   $1.00
Accumulation unit value at end of period                   $0.89   $0.75   $1.30   $1.26   $1.10   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                           1       1       1       1       2      19
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period             $0.85   $1.86   $1.80   $1.36   $1.19   $1.00
Accumulation unit value at end of period                   $1.12   $0.85   $1.86   $1.80   $1.36   $1.19
Number of accumulation units outstanding at end of
period (000 omitted)                                       2,948   3,883   2,568   1,868   1,180     367
------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period             $1.07   $1.11   $1.04   $1.04   $1.05   $1.00
Accumulation unit value at end of period                   $1.16   $1.07   $1.11   $1.04   $1.04   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                       2,198   2,193   3,613   3,815   3,013     779
------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period             $0.94   $1.74   $1.51   $1.24   $1.12   $1.00
Accumulation unit value at end of period                   $1.23   $0.94   $1.74   $1.51   $1.24   $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period             $0.66   $0.89   $1.00      --      --      --
Accumulation unit value at end of period                   $0.84   $0.66   $0.89      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           7       6      --      --      --      --
------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period             $0.68   $1.18   $1.00   $1.06   $1.06   $1.00
Accumulation unit value at end of period                   $0.89   $0.68   $1.18   $1.00   $1.06   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                         972   1,039   1,098   3,076   1,002     303
------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period             $0.86   $1.20   $1.29   $1.12   $1.09   $1.00
Accumulation unit value at end of period                   $1.01   $0.86   $1.20   $1.29   $1.12   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period             $0.78   $1.06   $1.06   $1.00      --      --
Accumulation unit value at end of period                   $1.10   $0.78   $1.06   $1.06      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         564     677     840   1,798      --      --
------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period             $0.66   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                   $0.82   $0.66   $1.12      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       6,690   4,924   3,253      --      --      --
------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period             $0.57   $1.13   $1.00      --      --      --
Accumulation unit value at end of period                   $0.77   $0.57   $1.13      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          16      13      --      --      --      --
------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period             $0.94   $1.34   $1.41   $1.20   $1.16   $1.00
Accumulation unit value at end of period                   $1.15   $0.94   $1.34   $1.41   $1.20   $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                       3,544   2,710   2,205       4      --      --
------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period             $0.71   $1.10   $1.00      --      --      --
Accumulation unit value at end of period                   $0.83   $0.71   $1.10      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          11       7       5      --      --      --
------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.73   $1.26   $1.27   $1.20   $1.13   $1.00
Accumulation unit value at end of period                   $0.97   $0.73   $1.26   $1.27   $1.20   $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.68   $1.19   $1.06   $1.04   $1.03   $1.00
Accumulation unit value at end of period                   $1.05   $0.68   $1.19   $1.06   $1.04   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                         317     396     438     881     397     133
------------------------------------------------------------------------------------------------------------



 204    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.85   $1.24   $1.19   $1.04   $1.02   $1.00
Accumulation unit value at end of period                   $1.02   $0.85   $1.24   $1.19   $1.04   $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period             $0.61   $1.09   $1.00      --      --      --
Accumulation unit value at end of period                   $0.75   $0.61   $1.09      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.93   $1.52   $1.49   $1.24   $1.14   $1.00
Accumulation unit value at end of period                   $1.19   $0.93   $1.52   $1.49   $1.24   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period             $0.70   $0.98   $1.00      --      --      --
Accumulation unit value at end of period                   $0.99   $0.70   $0.98      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       2,636   2,023   1,799      --      --      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.84   $1.07   $1.04   $1.03   $1.03   $1.00
Accumulation unit value at end of period                   $0.89   $0.84   $1.07   $1.04   $1.03   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                         625     597     799     774     578     149
------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2*(04/30/2004)
Accumulation unit value at beginning of period             $0.76   $1.10   $1.09   $1.05   $1.08   $1.00
Accumulation unit value at end of period                   $0.99   $0.76   $1.10   $1.09   $1.05   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                         516     779     803     755     452      80
*Evergreen VA Diversified Income Builder Fund - Class 2 liquidated on April 30, 2010.
------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.88   $1.35   $1.27   $1.16   $1.09   $1.00
Accumulation unit value at end of period                   $1.17   $0.88   $1.35   $1.27   $1.16   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                         114     103      56      93      --      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.79   $1.37   $1.26   $1.16   $1.12   $1.00
Accumulation unit value at end of period                   $1.07   $0.79   $1.37   $1.26   $1.16   $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                         114     133     156     164     115      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2* (04/30/2004)
Accumulation unit value at beginning of period             $0.81   $1.11   $1.11   $1.04   $1.05   $1.00
Accumulation unit value at end of period                   $1.20   $0.81   $1.11   $1.11   $1.04   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                         269     350     451     440     319      51
*Evergreen VA High Income Fund - Class 2 liquidated on April 30, 2010.
------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $1.00   $1.75   $1.56   $1.29   $1.14   $1.00
Accumulation unit value at end of period                   $1.13   $1.00   $1.75   $1.56   $1.29   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                         242     228     239     266     119      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.85   $1.20   $1.09   $1.06   $1.04   $1.00
Accumulation unit value at end of period                   $1.20   $0.85   $1.20   $1.09   $1.06   $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                         341     414     577     583     299      76
------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.89   $1.32   $1.46   $1.23   $1.14   $1.00
Accumulation unit value at end of period                   $1.12   $0.89   $1.32   $1.46   $1.23   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                          24      24      24      24      24      24
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.89   $1.58   $1.38   $1.26   $1.10   $1.00
Accumulation unit value at end of period                   $1.18   $0.89   $1.58   $1.38   $1.26   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                       3,812   6,343   6,113   6,881   2,677     818
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.71   $1.37   $1.11   $1.06   $1.03   $1.00
Accumulation unit value at end of period                   $0.89   $0.71   $1.37   $1.11   $1.06   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                          45      44      16      13      13      13
------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    205

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $1.01   $1.07   $1.05   $1.03   $1.03   $1.00
Accumulation unit value at end of period                   $1.14   $1.01   $1.07   $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                       4,611   4,369   5,217   2,104   1,449     257
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $1.03   $1.74   $1.54   $1.40   $1.21   $1.00
Accumulation unit value at end of period                   $1.41   $1.03   $1.74   $1.54   $1.40   $1.21
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,551   2,267   1,493   1,028     275      36
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.93   $1.69   $1.47   $1.28   $1.10   $1.00
Accumulation unit value at end of period                   $1.14   $0.93   $1.69   $1.47   $1.28   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                         570     644     620     854     742     388
------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.77   $1.36   $1.76   $1.49   $1.34   $1.00
Accumulation unit value at end of period                   $0.90   $0.77   $1.36   $1.76   $1.49   $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                          92     109     103      58      56      32
------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.90   $1.31   $1.29   $1.11   $1.12   $1.00
Accumulation unit value at end of period                   $1.20   $0.90   $1.31   $1.29   $1.11   $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                         211     288     291     261      59      12
------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.86   $1.20   $1.26   $1.10   $1.09   $1.00
Accumulation unit value at end of period                   $0.99   $0.86   $1.20   $1.26   $1.10   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                          17      22      34      28      31      20
------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.72   $1.28   $1.17   $1.10   $1.07   $1.00
Accumulation unit value at end of period                   $1.01   $0.72   $1.28   $1.17   $1.10   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                          21      21      21      --      --      --
------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.85   $1.38   $1.37   $1.18   $1.09   $1.00
Accumulation unit value at end of period                   $1.05   $0.85   $1.38   $1.37   $1.18   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                         129     129     148   1,123      31      20
------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $1.37   $1.32   $1.21   $1.10   $1.16   $1.00
Accumulation unit value at end of period                   $1.59   $1.37   $1.32   $1.21   $1.10   $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                       3,313   3,291   4,169   3,093   1,162     295
------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.80   $1.42   $1.42   $1.19   $1.12   $1.00
Accumulation unit value at end of period                   $1.03   $0.80   $1.42   $1.42   $1.19   $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                         135     138     120      44       7      --
------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.93   $1.51   $1.50   $1.32   $1.19   $1.00
Accumulation unit value at end of period                   $1.22   $0.93   $1.51   $1.50   $1.32   $1.19
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,899   2,327   2,412   2,053     924     317
------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period             $0.58   $0.93   $1.00      --      --      --
Accumulation unit value at end of period                   $0.68   $0.58   $0.93      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period             $0.62   $1.05   $1.00      --      --      --
Accumulation unit value at end of period                   $0.82   $0.62   $1.05      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       5,730   5,119   3,863      --      --      --
------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period             $0.60   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                   $0.83   $0.60   $1.03      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period             $0.77   $1.25   $1.15   $1.09   $1.07   $1.00
Accumulation unit value at end of period                   $1.05   $0.77   $1.25   $1.15   $1.09   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                          11      11      11      11      11      --
------------------------------------------------------------------------------------------------------------



 206    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period             $0.70   $1.19   $1.18   $1.07   $1.04   $1.00
Accumulation unit value at end of period                   $1.12   $0.70   $1.19   $1.18   $1.07   $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period             $0.92   $1.21   $1.19   $1.09   $1.09   $1.00
Accumulation unit value at end of period                   $1.06   $0.92   $1.21   $1.19   $1.09   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                          31      30      30      30      33      41
------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period             $1.38   $2.26   $1.81   $1.41   $1.24   $1.00
Accumulation unit value at end of period                   $1.79   $1.38   $2.26   $1.81   $1.41   $1.24
Number of accumulation units outstanding at end of
period (000 omitted)                                         107      80      63      29      --      --
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.68   $1.28   $1.14   $1.09   $1.06   $1.00
Accumulation unit value at end of period                   $0.96   $0.68   $1.28   $1.14   $1.09   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,061   1,218   1,209   1,390   1,125     320
------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.90   $1.53   $1.47   $1.28   $1.15   $1.00
Accumulation unit value at end of period                   $1.22   $0.90   $1.53   $1.47   $1.28   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                          24      22      22      22      14      --
------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.82   $1.35   $1.40   $1.25   $1.16   $1.00
Accumulation unit value at end of period                   $1.10   $0.82   $1.35   $1.40   $1.25   $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (04/30/2004)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period             $1.01   $1.21   $1.12   $1.07   $1.07   $1.00
Accumulation unit value at end of period                   $1.17   $1.01   $1.21   $1.12   $1.07   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                       6,485   5,630   6,179   3,663   1,908     552
------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period             $0.85   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                   $1.01   $0.85   $1.03      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       2,958   4,286   4,060      --      --      --
------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.91   $1.11   $1.15   $1.14   $1.03   $1.00
Accumulation unit value at end of period                   $1.12   $0.91   $1.11   $1.15   $1.14   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.91   $1.66   $1.57   $1.25   $1.14   $1.00
Accumulation unit value at end of period                   $1.11   $0.91   $1.66   $1.57   $1.25   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                          45      45      45      --      --      --
------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.72   $1.21   $1.42   $1.24   $1.18   $1.00
Accumulation unit value at end of period                   $0.93   $0.72   $1.21   $1.42   $1.24   $1.18
Number of accumulation units outstanding at end of
period (000 omitted)                                          19      19      24     661       1       1
------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.70   $1.31   $1.29   $1.25   $1.13   $1.00
Accumulation unit value at end of period                   $0.95   $0.70   $1.31   $1.29   $1.25   $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --       5       5      --      --
------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period             $0.59   $0.99   $1.00      --      --      --
Accumulation unit value at end of period                   $0.76   $0.59   $0.99      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       7,096   4,344   3,056      --      --      --
------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period             $0.79   $1.27   $1.22   $1.08   $1.09   $1.00
Accumulation unit value at end of period                   $1.05   $0.79   $1.27   $1.22   $1.08   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                           5       5       3       3      --      --
------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    207

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period             $0.87   $1.30   $1.40   $1.19   $1.15   $1.00
Accumulation unit value at end of period                   $1.17   $0.87   $1.30   $1.40   $1.19   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,307   1,543   1,737   1,608   1,538     533
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $1.05   $1.05   $1.02   $1.00   $0.99   $1.00
Accumulation unit value at end of period                   $1.03   $1.05   $1.05   $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                       2,602     959     883     744     237       4
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $1.00   $1.08   $1.05   $1.03   $1.03   $1.00
Accumulation unit value at end of period                   $1.11   $1.00   $1.08   $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                       7,805   7,577   7,791   5,167      31      20
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.93   $1.59   $1.50   $1.28   $1.15   $1.00
Accumulation unit value at end of period                   $1.16   $0.93   $1.59   $1.50   $1.28   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                       6,746   6,318   4,403   3,648   1,145      12
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.70   $1.24   $1.23   $1.09   $1.05   $1.00
Accumulation unit value at end of period                   $0.85   $0.70   $1.24   $1.23   $1.09   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,651   1,706   1,699   1,950   2,164   1,042
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period             $1.06   $1.08   $1.02   $1.00      --      --
Accumulation unit value at end of period                   $1.11   $1.06   $1.08   $1.02      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       5,689   3,061   3,486   3,284      --      --
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.87   $1.19   $1.19   $1.10   $1.08   $1.00
Accumulation unit value at end of period                   $1.31   $0.87   $1.19   $1.19   $1.10   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                         579     748     899   1,062     683     196
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period             $0.93   $1.18   $1.17   $1.11   $1.09   $1.00
Accumulation unit value at end of period                   $1.30   $0.93   $1.18   $1.17   $1.11   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                       3,633   2,386   2,246   1,168      --      --
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.68   $1.25   $1.12   $1.15   $1.06   $1.00
Accumulation unit value at end of period                   $1.08   $0.68   $1.25   $1.12   $1.15   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                          95     146     137     148     144      92
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period             $0.53   $0.99   $1.00      --      --      --
Accumulation unit value at end of period                   $0.74   $0.53   $0.99      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           8       7      --      --      --      --
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.79   $1.28   $1.25   $1.11   $1.08   $1.00
Accumulation unit value at end of period                   $0.98   $0.79   $1.28   $1.25   $1.11   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      22      30      63       7      --
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.99   $1.04   $1.01   $0.99   $0.99   $1.00
Accumulation unit value at end of period                   $1.02   $0.99   $1.04   $1.01   $0.99   $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,632     928     951     794     390      75
------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.68   $1.25   $1.24   $1.14   $1.07   $1.00
Accumulation unit value at end of period                   $0.91   $0.68   $1.25   $1.24   $1.14   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                         118     316     203      --      --      --
------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.76   $1.28   $1.31   $1.12   $1.10   $1.00
Accumulation unit value at end of period                   $0.93   $0.76   $1.28   $1.31   $1.12   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $1.23   $2.71   $2.00   $1.53   $1.17   $1.00
Accumulation unit value at end of period                   $2.09   $1.23   $2.71   $2.00   $1.53   $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,345   1,926   1,273   1,208     706     264
------------------------------------------------------------------------------------------------------------



 208    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.99   $1.70   $1.54   $1.27   $1.14   $1.00
Accumulation unit value at end of period                   $1.24   $0.99   $1.70   $1.54   $1.27   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.78   $1.25   $1.31   $1.15   $1.13   $1.00
Accumulation unit value at end of period                   $0.99   $0.78   $1.25   $1.31   $1.15   $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                       4,887   5,937   5,631   5,950   3,199     890
------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period             $0.46   $0.84   $1.00      --      --      --
Accumulation unit value at end of period                   $0.64   $0.46   $0.84      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,250   1,786     771      --      --      --
------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period             $0.58   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                   $0.90   $0.58   $1.12      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period             $1.04   $1.71   $2.11   $1.57   $1.37   $1.00
Accumulation unit value at end of period                   $1.31   $1.04   $1.71   $2.11   $1.57   $1.37
Number of accumulation units outstanding at end of
period (000 omitted)                                         105     118     121     104      60      15
------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period             $1.16   $2.18   $1.92   $1.43   $1.20   $1.00
Accumulation unit value at end of period                   $1.71   $1.16   $2.18   $1.92   $1.43   $1.20
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,418   2,018   1,224   1,154     648     213
------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period             $0.81   $1.37   $1.32   $1.25   $1.15   $1.00
Accumulation unit value at end of period                   $1.12   $0.81   $1.37   $1.32   $1.25   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,785   1,833   1,633   1,011     769     250
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND (04/30/2004)
(PREVIOUSLY WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period             $0.89   $1.28   $1.22   $1.11   $1.08   $1.00
Accumulation unit value at end of period                   $1.01   $0.89   $1.28   $1.22   $1.11   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                          12      12      27      --      48      52
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period             $0.80   $1.26   $1.30   $1.09   $1.08   $1.00
Accumulation unit value at end of period                   $1.01   $0.80   $1.26   $1.30   $1.09   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                          14      77      44      --      --      --
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period             $0.81   $1.30   $1.29   $1.11   $1.08   $1.00
Accumulation unit value at end of period                   $0.92   $0.81   $1.30   $1.29   $1.11   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                         284     211     224     231     270     179
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (04/30/2004)
Accumulation unit value at beginning of period             $0.86   $1.55   $1.40   $1.18   $1.10   $1.00
Accumulation unit value at end of period                   $0.94   $0.86   $1.55   $1.40   $1.18   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (04/30/2004)
Accumulation unit value at beginning of period             $0.68   $1.15   $1.15   $1.01   $1.06   $1.00
Accumulation unit value at end of period                   $0.91   $0.68   $1.15   $1.15   $1.01   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period             $0.67   $1.12   $1.06   $1.06   $1.03   $1.00
Accumulation unit value at end of period                   $0.94   $0.67   $1.12   $1.06   $1.06   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                         557     546     595     624     526     154
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND* (04/30/2004)
Accumulation unit value at beginning of period             $1.05   $1.05   $1.02   $1.00   $0.99   $1.00
Accumulation unit value at end of period                   $1.03   $1.05   $1.05   $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                         213     167      81     107     943      --
*Wells Fargo Advantage VT Money Market Fund liquidated on April 30, 2010.
------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    209

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period             $0.85   $1.47   $1.32   $1.10   $1.06   $1.00
Accumulation unit value at end of period                   $1.26   $0.85   $1.47   $1.32   $1.10   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (04/30/2004)
Accumulation unit value at beginning of period             $1.09   $1.09   $1.04   $1.03   $1.03   $1.00
Accumulation unit value at end of period                   $1.19   $1.09   $1.09   $1.04   $1.03   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                         976     967   1,405   1,245     705     263
------------------------------------------------------------------------------------------------------------




VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES
(04/30/2004)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period             $0.57   $1.21   $1.22   $1.10   $1.07   $1.00
Accumulation unit value at end of period                   $0.82   $0.57   $1.21   $1.22   $1.10   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                         598     691     584     674     742     289
------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period             $0.72   $1.28   $1.17   $1.13   $1.06   $1.00
Accumulation unit value at end of period                   $0.85   $0.72   $1.28   $1.17   $1.13   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period             $0.75   $1.45   $1.34   $1.18   $1.10   $1.00
Accumulation unit value at end of period                   $1.04   $0.75   $1.45   $1.34   $1.18   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      52      --
------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period             $0.71   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                   $0.89   $0.71   $1.03      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          22      22       7      --      --      --
------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period             $0.60   $1.04   $1.00      --      --      --
Accumulation unit value at end of period                   $0.80   $0.60   $1.04      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       2,823   1,247     816      --      --      --
------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period             $0.91   $1.31   $1.22   $1.13   $1.07   $1.00
Accumulation unit value at end of period                   $1.16   $0.91   $1.31   $1.22   $1.13   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                         121     125     156     205     254      82
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period             $0.82   $1.00      --      --      --      --
Accumulation unit value at end of period                   $1.00   $0.82      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period             $0.59   $1.15   $1.00      --      --      --
Accumulation unit value at end of period                   $0.88   $0.59   $1.15      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           9      10       3      --      --      --
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period             $0.75   $1.29   $1.26   $1.10   $1.07   $1.00
Accumulation unit value at end of period                   $0.88   $0.75   $1.29   $1.26   $1.10   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      21      --      --      --      --
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period             $0.85   $1.86   $1.80   $1.36   $1.19   $1.00
Accumulation unit value at end of period                   $1.12   $0.85   $1.86   $1.80   $1.36   $1.19
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,640   2,149   1,494   1,212     863     135
------------------------------------------------------------------------------------------------------------



 210    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period             $1.07   $1.11   $1.04   $1.04   $1.05   $1.00
Accumulation unit value at end of period                   $1.15   $1.07   $1.11   $1.04   $1.04   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,315   1,306   2,261   2,483   2,099     349
------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period             $0.94   $1.74   $1.51   $1.23   $1.11   $1.00
Accumulation unit value at end of period                   $1.23   $0.94   $1.74   $1.51   $1.23   $1.11
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period             $0.66   $0.89   $1.00      --      --      --
Accumulation unit value at end of period                   $0.84   $0.66   $0.89      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period             $0.67   $1.18   $1.00   $1.06   $1.06   $1.00
Accumulation unit value at end of period                   $0.89   $0.67   $1.18   $1.00   $1.06   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,283   1,514   1,696   3,077   1,353     231
------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period             $0.86   $1.20   $1.29   $1.11   $1.09   $1.00
Accumulation unit value at end of period                   $1.01   $0.86   $1.20   $1.29   $1.11   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period             $0.78   $1.06   $1.06   $1.00      --      --
Accumulation unit value at end of period                   $1.10   $0.78   $1.06   $1.06      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         535     623     801   1,248      --      --
------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period             $0.66   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                   $0.82   $0.66   $1.12      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       3,567   2,494   1,791      --      --      --
------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period             $0.57   $1.13   $1.00      --      --      --
Accumulation unit value at end of period                   $0.77   $0.57   $1.13      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period             $0.94   $1.34   $1.40   $1.20   $1.16   $1.00
Accumulation unit value at end of period                   $1.15   $0.94   $1.34   $1.40   $1.20   $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,801   1,352   1,210      --      --      --
------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period             $0.71   $1.10   $1.00      --      --      --
Accumulation unit value at end of period                   $0.83   $0.71   $1.10      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.73   $1.26   $1.27   $1.20   $1.13   $1.00
Accumulation unit value at end of period                   $0.97   $0.73   $1.26   $1.27   $1.20   $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.68   $1.19   $1.06   $1.04   $1.03   $1.00
Accumulation unit value at end of period                   $1.05   $0.68   $1.19   $1.06   $1.04   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                         264     378     402     676     333      59
------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.85   $1.24   $1.19   $1.04   $1.02   $1.00
Accumulation unit value at end of period                   $1.02   $0.85   $1.24   $1.19   $1.04   $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period             $0.61   $1.09   $1.00      --      --      --
Accumulation unit value at end of period                   $0.75   $0.61   $1.09      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.93   $1.51   $1.49   $1.24   $1.14   $1.00
Accumulation unit value at end of period                   $1.18   $0.93   $1.51   $1.49   $1.24   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                           4       4       4       3      49      --
------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    211

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period             $0.70   $0.98   $1.00      --      --      --
Accumulation unit value at end of period                   $0.99   $0.70   $0.98      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,595   1,286     917      --      --      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.84   $1.07   $1.04   $1.02   $1.02   $1.00
Accumulation unit value at end of period                   $0.89   $0.84   $1.07   $1.04   $1.02   $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2* (04/30/2004)
Accumulation unit value at beginning of period             $0.76   $1.10   $1.08   $1.05   $1.08   $1.00
Accumulation unit value at end of period                   $0.98   $0.76   $1.10   $1.08   $1.05   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
*Evergreen VA Diversified Income Builder Fund - Class 2 liquidated on April 30, 2010.
------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.88   $1.34   $1.27   $1.16   $1.09   $1.00
Accumulation unit value at end of period                   $1.17   $0.88   $1.34   $1.27   $1.16   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.78   $1.36   $1.26   $1.16   $1.12   $1.00
Accumulation unit value at end of period                   $1.07   $0.78   $1.36   $1.26   $1.16   $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2* (04/30/2004)
Accumulation unit value at beginning of period             $0.80   $1.11   $1.10   $1.04   $1.05   $1.00
Accumulation unit value at end of period                   $1.19   $0.80   $1.11   $1.10   $1.04   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
*Evergreen VA High Income Fund - Class 2 liquidated on April 30, 2010.
------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $1.00   $1.75   $1.56   $1.29   $1.14   $1.00
Accumulation unit value at end of period                   $1.13   $1.00   $1.75   $1.56   $1.29   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.85   $1.20   $1.09   $1.06   $1.04   $1.00
Accumulation unit value at end of period                   $1.19   $0.85   $1.20   $1.09   $1.06   $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.88   $1.32   $1.46   $1.23   $1.14   $1.00
Accumulation unit value at end of period                   $1.12   $0.88   $1.32   $1.46   $1.23   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.89   $1.58   $1.38   $1.26   $1.10   $1.00
Accumulation unit value at end of period                   $1.17   $0.89   $1.58   $1.38   $1.26   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                       2,294   3,794   3,894   4,343   2,068     279
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.71   $1.37   $1.11   $1.06   $1.03   $1.00
Accumulation unit value at end of period                   $0.89   $0.71   $1.37   $1.11   $1.06   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                           8       8       6       1      --      --
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $1.01   $1.07   $1.05   $1.03   $1.03   $1.00
Accumulation unit value at end of period                   $1.14   $1.01   $1.07   $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                       3,281   3,195   3,799   2,184   1,811     213
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $1.03   $1.73   $1.54   $1.40   $1.21   $1.00
Accumulation unit value at end of period                   $1.40   $1.03   $1.73   $1.54   $1.40   $1.21
Number of accumulation units outstanding at end of
period (000 omitted)                                         822   1,219     852     631     259      --
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.92   $1.68   $1.47   $1.27   $1.10   $1.00
Accumulation unit value at end of period                   $1.14   $0.92   $1.68   $1.47   $1.27   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                         215     226     215     340     329     142
------------------------------------------------------------------------------------------------------------



 212    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.77   $1.36   $1.76   $1.49   $1.34   $1.00
Accumulation unit value at end of period                   $0.89   $0.77   $1.36   $1.76   $1.49   $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                           1       3       2       3       4      --
------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.90   $1.31   $1.29   $1.11   $1.12   $1.00
Accumulation unit value at end of period                   $1.19   $0.90   $1.31   $1.29   $1.11   $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                          18      82      74      99      70      --
------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.86   $1.20   $1.26   $1.10   $1.09   $1.00
Accumulation unit value at end of period                   $0.99   $0.86   $1.20   $1.26   $1.10   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                          55     222     150      47      41      --
------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.72   $1.28   $1.17   $1.10   $1.07   $1.00
Accumulation unit value at end of period                   $1.01   $0.72   $1.28   $1.17   $1.10   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      44      --
------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.85   $1.38   $1.36   $1.18   $1.09   $1.00
Accumulation unit value at end of period                   $1.05   $0.85   $1.38   $1.36   $1.18   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                          20      91      98     718      84      14
------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $1.37   $1.32   $1.21   $1.10   $1.16   $1.00
Accumulation unit value at end of period                   $1.59   $1.37   $1.32   $1.21   $1.10   $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,805   1,758   2,105   1,575     749     132
------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.80   $1.42   $1.42   $1.19   $1.12   $1.00
Accumulation unit value at end of period                   $1.03   $0.80   $1.42   $1.42   $1.19   $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                          14      15      16      30      31      --
------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.93   $1.51   $1.50   $1.32   $1.19   $1.00
Accumulation unit value at end of period                   $1.21   $0.93   $1.51   $1.50   $1.32   $1.19
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,114   1,461   1,547   1,356     701     143
------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period             $0.58   $0.93   $1.00      --      --      --
Accumulation unit value at end of period                   $0.68   $0.58   $0.93      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          28      25       8      --      --      --
------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period             $0.62   $1.05   $1.00      --      --      --
Accumulation unit value at end of period                   $0.82   $0.62   $1.05      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       3,042   2,623   2,132      --      --      --
------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period             $0.60   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                   $0.83   $0.60   $1.03      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period             $0.77   $1.25   $1.15   $1.09   $1.07   $1.00
Accumulation unit value at end of period                   $1.05   $0.77   $1.25   $1.15   $1.09   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period             $0.70   $1.18   $1.18   $1.07   $1.04   $1.00
Accumulation unit value at end of period                   $1.12   $0.70   $1.18   $1.18   $1.07   $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period             $0.92   $1.21   $1.19   $1.09   $1.09   $1.00
Accumulation unit value at end of period                   $1.06   $0.92   $1.21   $1.19   $1.09   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                           8      29      18      --      --      --
------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    213

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period             $1.37   $2.26   $1.81   $1.41   $1.24   $1.00
Accumulation unit value at end of period                   $1.79   $1.37   $2.26   $1.81   $1.41   $1.24
Number of accumulation units outstanding at end of
period (000 omitted)                                          57      95      58       5      --      --
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.68   $1.27   $1.14   $1.08   $1.06   $1.00
Accumulation unit value at end of period                   $0.96   $0.68   $1.27   $1.14   $1.08   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,002   1,139   1,147   1,375   1,103     192
------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.89   $1.53   $1.47   $1.28   $1.15   $1.00
Accumulation unit value at end of period                   $1.22   $0.89   $1.53   $1.47   $1.28   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.82   $1.35   $1.40   $1.25   $1.16   $1.00
Accumulation unit value at end of period                   $1.10   $0.82   $1.35   $1.40   $1.25   $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      14      --      --
------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (04/30/2004)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period             $1.01   $1.20   $1.12   $1.07   $1.07   $1.00
Accumulation unit value at end of period                   $1.17   $1.01   $1.20   $1.12   $1.07   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                       3,869   3,485   3,722   2,472   1,572     309
------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period             $0.85   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                   $1.01   $0.85   $1.03      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,661   2,435   2,187      --      --      --
------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.90   $1.11   $1.14   $1.14   $1.03   $1.00
Accumulation unit value at end of period                   $1.11   $0.90   $1.11   $1.14   $1.14   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                           4      25      13      --      --      --
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.91   $1.66   $1.56   $1.25   $1.14   $1.00
Accumulation unit value at end of period                   $1.11   $0.91   $1.66   $1.56   $1.25   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.72   $1.21   $1.42   $1.24   $1.18   $1.00
Accumulation unit value at end of period                   $0.93   $0.72   $1.21   $1.42   $1.24   $1.18
Number of accumulation units outstanding at end of
period (000 omitted)                                           4      26      31     381      --      --
------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.70   $1.30   $1.28   $1.24   $1.13   $1.00
Accumulation unit value at end of period                   $0.94   $0.70   $1.30   $1.28   $1.24   $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period             $0.59   $0.99   $1.00      --      --      --
Accumulation unit value at end of period                   $0.76   $0.59   $0.99      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       3,679   2,240   1,676      --      --      --
------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period             $0.78   $1.27   $1.22   $1.08   $1.09   $1.00
Accumulation unit value at end of period                   $1.05   $0.78   $1.27   $1.22   $1.08   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period             $0.87   $1.30   $1.40   $1.19   $1.15   $1.00
Accumulation unit value at end of period                   $1.16   $0.87   $1.30   $1.40   $1.19   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                         850   1,005   1,216   1,253   1,122     227
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $1.05   $1.04   $1.02   $1.00   $0.99   $1.00
Accumulation unit value at end of period                   $1.02   $1.05   $1.04   $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                       2,521   1,283     811     752      61      --
------------------------------------------------------------------------------------------------------------



 214    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.99   $1.08   $1.05   $1.03   $1.03   $1.00
Accumulation unit value at end of period                   $1.11   $0.99   $1.08   $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                       4,822   4,685   4,313   2,451      --      --
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.92   $1.59   $1.50   $1.28   $1.15   $1.00
Accumulation unit value at end of period                   $1.15   $0.92   $1.59   $1.50   $1.28   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                       3,951   3,766   3,013   2,632   1,232      --
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.70   $1.24   $1.23   $1.09   $1.05   $1.00
Accumulation unit value at end of period                   $0.85   $0.70   $1.24   $1.23   $1.09   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                         948     914     927   1,090   1,237     489
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period             $1.06   $1.08   $1.02   $1.00      --      --
Accumulation unit value at end of period                   $1.11   $1.06   $1.08   $1.02      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                       3,089   1,674   1,649   1,456      --      --
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.87   $1.19   $1.19   $1.10   $1.08   $1.00
Accumulation unit value at end of period                   $1.31   $0.87   $1.19   $1.19   $1.10   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                         344     457     720     397     338      11
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period             $0.93   $1.17   $1.17   $1.11   $1.09   $1.00
Accumulation unit value at end of period                   $1.30   $0.93   $1.17   $1.17   $1.11   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,882   1,235   1,184     595      --      --
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.67   $1.25   $1.12   $1.15   $1.06   $1.00
Accumulation unit value at end of period                   $1.08   $0.67   $1.25   $1.12   $1.15   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                          --       1      --       2       2      --
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period             $0.53   $0.99   $1.00      --      --      --
Accumulation unit value at end of period                   $0.74   $0.53   $0.99      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.79   $1.28   $1.25   $1.11   $1.08   $1.00
Accumulation unit value at end of period                   $0.97   $0.79   $1.28   $1.25   $1.11   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.99   $1.04   $1.00   $0.99   $0.99   $1.00
Accumulation unit value at end of period                   $1.02   $0.99   $1.04   $1.00   $0.99   $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                         991     592     238     176      98      --
------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.68   $1.24   $1.23   $1.13   $1.07   $1.00
Accumulation unit value at end of period                   $0.91   $0.68   $1.24   $1.23   $1.13   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.75   $1.27   $1.31   $1.12   $1.10   $1.00
Accumulation unit value at end of period                   $0.93   $0.75   $1.27   $1.31   $1.12   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $1.22   $2.70   $2.00   $1.53   $1.17   $1.00
Accumulation unit value at end of period                   $2.09   $1.22   $2.70   $2.00   $1.53   $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                         650     980     722     811     542      95
------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.99   $1.70   $1.54   $1.27   $1.14   $1.00
Accumulation unit value at end of period                   $1.24   $0.99   $1.70   $1.54   $1.27   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                          --       4       2      --      --      --
------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.78   $1.25   $1.30   $1.15   $1.13   $1.00
Accumulation unit value at end of period                   $0.98   $0.78   $1.25   $1.30   $1.15   $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                       3,160   3,817   3,966   4,098   2,564     386
------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    215

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period             $0.46   $0.84   $1.00      --      --      --
Accumulation unit value at end of period                   $0.64   $0.46   $0.84      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         666     872     454      --      --      --
------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period             $0.58   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                   $0.90   $0.58   $1.12      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period             $1.04   $1.71   $2.11   $1.57   $1.37   $1.00
Accumulation unit value at end of period                   $1.30   $1.04   $1.71   $2.11   $1.57   $1.37
Number of accumulation units outstanding at end of
period (000 omitted)                                          60      60      56      71      82       9
------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period             $1.16   $2.18   $1.91   $1.43   $1.20   $1.00
Accumulation unit value at end of period                   $1.70   $1.16   $2.18   $1.91   $1.43   $1.20
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,029   1,432   1,094   1,140     847     169
------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period             $0.81   $1.36   $1.32   $1.25   $1.15   $1.00
Accumulation unit value at end of period                   $1.12   $0.81   $1.36   $1.32   $1.25   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                       1,045   1,085   1,072     777     603      98
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND (04/30/2004)
(PREVIOUSLY WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period             $0.89   $1.28   $1.21   $1.11   $1.08   $1.00
Accumulation unit value at end of period                   $1.00   $0.89   $1.28   $1.21   $1.11   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period             $0.80   $1.26   $1.30   $1.09   $1.08   $1.00
Accumulation unit value at end of period                   $1.01   $0.80   $1.26   $1.30   $1.09   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period             $0.81   $1.30   $1.29   $1.11   $1.08   $1.00
Accumulation unit value at end of period                   $0.92   $0.81   $1.30   $1.29   $1.11   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                           1       1       1       3       3      --
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (04/30/2004)
Accumulation unit value at beginning of period             $0.85   $1.54   $1.40   $1.18   $1.10   $1.00
Accumulation unit value at end of period                   $0.94   $0.85   $1.54   $1.40   $1.18   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (04/30/2004)
Accumulation unit value at beginning of period             $0.68   $1.15   $1.15   $1.01   $1.06   $1.00
Accumulation unit value at end of period                   $0.91   $0.68   $1.15   $1.15   $1.01   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period             $0.67   $1.12   $1.06   $1.06   $1.02   $1.00
Accumulation unit value at end of period                   $0.94   $0.67   $1.12   $1.06   $1.06   $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                          --       9       7      10       9      --
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND* (04/30/2004)
Accumulation unit value at beginning of period             $1.05   $1.05   $1.02   $1.00   $0.99   $1.00
Accumulation unit value at end of period                   $1.03   $1.05   $1.05   $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                          --       2       2       2       2      --
*Wells Fargo Advantage VT Money Market Fund liquidated on April 30, 2010.
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period             $0.84   $1.47   $1.32   $1.10   $1.06   $1.00
Accumulation unit value at end of period                   $1.26   $0.84   $1.47   $1.32   $1.10   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (04/30/2004)
Accumulation unit value at beginning of period             $1.09   $1.08   $1.04   $1.03   $1.03   $1.00
Accumulation unit value at end of period                   $1.19   $1.09   $1.08   $1.04   $1.03   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                           2      13      16      28      27      --
------------------------------------------------------------------------------------------------------------




 216    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period             $0.57   $1.21   $1.22   $1.10   $1.07   $1.00
Accumulation unit value at end of period                   $0.82   $0.57   $1.21   $1.22   $1.10   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --       5       5       6
------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period             $0.72   $1.28   $1.17   $1.13   $1.06   $1.00
Accumulation unit value at end of period                   $0.85   $0.72   $1.28   $1.17   $1.13   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period             $0.75   $1.45   $1.34   $1.18   $1.10   $1.00
Accumulation unit value at end of period                   $1.04   $0.75   $1.45   $1.34   $1.18   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period             $0.71   $1.02   $1.00      --      --      --
Accumulation unit value at end of period                   $0.89   $0.71   $1.02      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period             $0.60   $1.04   $1.00      --      --      --
Accumulation unit value at end of period                   $0.80   $0.60   $1.04      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          23      20      22      --      --      --
------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
(PREVIOUSLY AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period             $0.91   $1.31   $1.22   $1.13   $1.07   $1.00
Accumulation unit value at end of period                   $1.16   $0.91   $1.31   $1.22   $1.13   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period             $0.82   $1.00      --      --      --      --
Accumulation unit value at end of period                   $1.00   $0.82      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period             $0.59   $1.15   $1.00      --      --      --
Accumulation unit value at end of period                   $0.88   $0.59   $1.15      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period             $0.75   $1.29   $1.26   $1.10   $1.07   $1.00
Accumulation unit value at end of period                   $0.88   $0.75   $1.29   $1.26   $1.10   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period             $0.85   $1.85   $1.80   $1.36   $1.19   $1.00
Accumulation unit value at end of period                   $1.11   $0.85   $1.85   $1.80   $1.36   $1.19
Number of accumulation units outstanding at end of
period (000 omitted)                                          24      40      59      67      39       6
------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period             $1.07   $1.11   $1.03   $1.04   $1.05   $1.00
Accumulation unit value at end of period                   $1.15   $1.07   $1.11   $1.03   $1.04   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                           8      19     141     224     126      22
------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period             $0.94   $1.74   $1.50   $1.23   $1.11   $1.00
Accumulation unit value at end of period                   $1.22   $0.94   $1.74   $1.50   $1.23   $1.11
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period             $0.66   $0.89   $1.00      --      --      --
Accumulation unit value at end of period                   $0.84   $0.66   $0.89      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    217

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period             $0.67   $1.18   $1.00   $1.06   $1.06   $1.00
Accumulation unit value at end of period                   $0.89   $0.67   $1.18   $1.00   $1.06   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                          19      42      91     149      50      --
------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period             $0.86   $1.20   $1.29   $1.11   $1.09   $1.00
Accumulation unit value at end of period                   $1.00   $0.86   $1.20   $1.29   $1.11   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period             $0.78   $1.06   $1.06   $1.00      --      --
Accumulation unit value at end of period                   $1.09   $0.78   $1.06   $1.06      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           2       7      42      70      --      --
------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period             $0.66   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                   $0.82   $0.66   $1.12      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          35      35      43      --      --      --
------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period             $0.57   $1.13   $1.00      --      --      --
Accumulation unit value at end of period                   $0.77   $0.57   $1.13      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period             $0.94   $1.34   $1.40   $1.20   $1.16   $1.00
Accumulation unit value at end of period                   $1.15   $0.94   $1.34   $1.40   $1.20   $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                          16      18      30      --      --      --
------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period             $0.71   $1.10   $1.00      --      --      --
Accumulation unit value at end of period                   $0.83   $0.71   $1.10      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.73   $1.25   $1.26   $1.20   $1.13   $1.00
Accumulation unit value at end of period                   $0.97   $0.73   $1.25   $1.26   $1.20   $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.68   $1.18   $1.06   $1.04   $1.03   $1.00
Accumulation unit value at end of period                   $1.04   $0.68   $1.18   $1.06   $1.04   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                           4       9      19      30      12      --
------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.85   $1.24   $1.18   $1.04   $1.02   $1.00
Accumulation unit value at end of period                   $1.02   $0.85   $1.24   $1.18   $1.04   $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period             $0.61   $1.09   $1.00      --      --      --
Accumulation unit value at end of period                   $0.75   $0.61   $1.09      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.92   $1.51   $1.49   $1.24   $1.14   $1.00
Accumulation unit value at end of period                   $1.18   $0.92   $1.51   $1.49   $1.24   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period             $0.70   $0.98   $1.00      --      --      --
Accumulation unit value at end of period                   $0.98   $0.70   $0.98      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          15      27      13      --      --      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.84   $1.07   $1.04   $1.02   $1.02   $1.00
Accumulation unit value at end of period                   $0.89   $0.84   $1.07   $1.04   $1.02   $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --       2      11      10       4
------------------------------------------------------------------------------------------------------------



 218    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2* (04/30/2004)
Accumulation unit value at beginning of period             $0.75   $1.09   $1.08   $1.05   $1.08   $1.00
Accumulation unit value at end of period                   $0.98   $0.75   $1.09   $1.08   $1.05   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                           2       2       2      11      11       3
*Evergreen VA Diversified Income Builder Fund - Class 2 liquidated on April 30, 2010.
------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.88   $1.34   $1.27   $1.15   $1.09   $1.00
Accumulation unit value at end of period                   $1.17   $0.88   $1.34   $1.27   $1.15   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --       4      --      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.78   $1.36   $1.26   $1.16   $1.12   $1.00
Accumulation unit value at end of period                   $1.07   $0.78   $1.36   $1.26   $1.16   $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --       1       2      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2* (04/30/2004)
Accumulation unit value at beginning of period             $0.80   $1.11   $1.10   $1.04   $1.05   $1.00
Accumulation unit value at end of period                   $1.19   $0.80   $1.11   $1.10   $1.04   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --       2       6       6       3
*Evergreen VA High Income Fund - Class 2 liquidated on April 30, 2010.
------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $1.00   $1.74   $1.55   $1.29   $1.14   $1.00
Accumulation unit value at end of period                   $1.13   $1.00   $1.74   $1.55   $1.29   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --       2       1      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.85   $1.19   $1.09   $1.06   $1.04   $1.00
Accumulation unit value at end of period                   $1.19   $0.85   $1.19   $1.09   $1.06   $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                          --       1       1       6       5       2
------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.88   $1.32   $1.46   $1.23   $1.14   $1.00
Accumulation unit value at end of period                   $1.11   $0.88   $1.32   $1.46   $1.23   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.88   $1.58   $1.37   $1.26   $1.10   $1.00
Accumulation unit value at end of period                   $1.17   $0.88   $1.58   $1.37   $1.26   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                          38      83     177     296     101       8
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.71   $1.37   $1.10   $1.06   $1.03   $1.00
Accumulation unit value at end of period                   $0.88   $0.71   $1.37   $1.10   $1.06   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $1.00   $1.06   $1.04   $1.03   $1.03   $1.00
Accumulation unit value at end of period                   $1.13   $1.00   $1.06   $1.04   $1.03   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                          36      65     166     215     115      19
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $1.02   $1.73   $1.53   $1.40   $1.21   $1.00
Accumulation unit value at end of period                   $1.40   $1.02   $1.73   $1.53   $1.40   $1.21
Number of accumulation units outstanding at end of
period (000 omitted)                                          13      23      38      39      16      --
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.92   $1.68   $1.47   $1.27   $1.10   $1.00
Accumulation unit value at end of period                   $1.14   $0.92   $1.68   $1.47   $1.27   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                          --       1       2       5       6       5
------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.77   $1.36   $1.76   $1.49   $1.34   $1.00
Accumulation unit value at end of period                   $0.89   $0.77   $1.36   $1.76   $1.49   $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.90   $1.30   $1.29   $1.11   $1.12   $1.00
Accumulation unit value at end of period                   $1.19   $0.90   $1.30   $1.29   $1.11   $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    219

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.86   $1.20   $1.26   $1.10   $1.09   $1.00
Accumulation unit value at end of period                   $0.98   $0.86   $1.20   $1.26   $1.10   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.72   $1.27   $1.17   $1.10   $1.07   $1.00
Accumulation unit value at end of period                   $1.01   $0.72   $1.27   $1.17   $1.10   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.85   $1.38   $1.36   $1.18   $1.09   $1.00
Accumulation unit value at end of period                   $1.05   $0.85   $1.38   $1.36   $1.18   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                          --       7       6      16      --      --
------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $1.36   $1.31   $1.21   $1.10   $1.16   $1.00
Accumulation unit value at end of period                   $1.58   $1.36   $1.31   $1.21   $1.10   $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                          18      34      64      78      39       8
------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period             $0.80   $1.42   $1.42   $1.19   $1.12   $1.00
Accumulation unit value at end of period                   $1.03   $0.80   $1.42   $1.42   $1.19   $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.93   $1.51   $1.49   $1.32   $1.19   $1.00
Accumulation unit value at end of period                   $1.21   $0.93   $1.51   $1.49   $1.32   $1.19
Number of accumulation units outstanding at end of
period (000 omitted)                                          17      30      58      65      28       3
------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period             $0.58   $0.93   $1.00      --      --      --
Accumulation unit value at end of period                   $0.68   $0.58   $0.93      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period             $0.62   $1.05   $1.00      --      --      --
Accumulation unit value at end of period                   $0.82   $0.62   $1.05      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          33      38      55      --      --      --
------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period             $0.59   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                   $0.83   $0.59   $1.03      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period             $0.77   $1.24   $1.15   $1.09   $1.07   $1.00
Accumulation unit value at end of period                   $1.04   $0.77   $1.24   $1.15   $1.09   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period             $0.70   $1.18   $1.18   $1.07   $1.04   $1.00
Accumulation unit value at end of period                   $1.11   $0.70   $1.18   $1.18   $1.07   $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period             $0.92   $1.21   $1.19   $1.09   $1.08   $1.00
Accumulation unit value at end of period                   $1.06   $0.92   $1.21   $1.19   $1.09   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period             $1.37   $2.25   $1.81   $1.41   $1.24   $1.00
Accumulation unit value at end of period                   $1.78   $1.37   $2.25   $1.81   $1.41   $1.24
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.68   $1.27   $1.14   $1.08   $1.06   $1.00
Accumulation unit value at end of period                   $0.95   $0.68   $1.27   $1.14   $1.08   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                          11      19      57      87      48       8
------------------------------------------------------------------------------------------------------------



 220    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.89   $1.53   $1.47   $1.28   $1.15   $1.00
Accumulation unit value at end of period                   $1.21   $0.89   $1.53   $1.47   $1.28   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.82   $1.35   $1.40   $1.25   $1.16   $1.00
Accumulation unit value at end of period                   $1.10   $0.82   $1.35   $1.40   $1.25   $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (04/30/2004)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period             $1.00   $1.20   $1.12   $1.07   $1.07   $1.00
Accumulation unit value at end of period                   $1.16   $1.00   $1.20   $1.12   $1.07   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                          34      60     120     136      68      12
------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period             $0.85   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                   $1.01   $0.85   $1.03      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          25      43      46      --      --      --
------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.90   $1.11   $1.14   $1.14   $1.03   $1.00
Accumulation unit value at end of period                   $1.11   $0.90   $1.11   $1.14   $1.14   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.91   $1.66   $1.56   $1.25   $1.14   $1.00
Accumulation unit value at end of period                   $1.11   $0.91   $1.66   $1.56   $1.25   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.72   $1.21   $1.42   $1.23   $1.18   $1.00
Accumulation unit value at end of period                   $0.92   $0.72   $1.21   $1.42   $1.23   $1.18
Number of accumulation units outstanding at end of
period (000 omitted)                                          --       5       4      12      --      --
------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.69   $1.30   $1.28   $1.24   $1.13   $1.00
Accumulation unit value at end of period                   $0.94   $0.69   $1.30   $1.28   $1.24   $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period             $0.59   $0.98   $1.00      --      --      --
Accumulation unit value at end of period                   $0.76   $0.59   $0.98      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          38      35      41      --      --      --
------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period             $0.78   $1.26   $1.22   $1.08   $1.09   $1.00
Accumulation unit value at end of period                   $1.05   $0.78   $1.26   $1.22   $1.08   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period             $0.87   $1.30   $1.40   $1.19   $1.15   $1.00
Accumulation unit value at end of period                   $1.16   $0.87   $1.30   $1.40   $1.19   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                          11      17      56      72      43       5
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $1.04   $1.04   $1.02   $0.99   $0.99   $1.00
Accumulation unit value at end of period                   $1.02   $1.04   $1.04   $1.02   $0.99   $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                          73     353      --       7       4      --
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.99   $1.08   $1.05   $1.03   $1.03   $1.00
Accumulation unit value at end of period                   $1.11   $0.99   $1.08   $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                          59     105      66      40      --      --
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.92   $1.58   $1.50   $1.28   $1.15   $1.00
Accumulation unit value at end of period                   $1.15   $0.92   $1.58   $1.50   $1.28   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                          51      82     160     181      83      --
------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    221

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.70   $1.24   $1.23   $1.09   $1.05   $1.00
Accumulation unit value at end of period                   $0.85   $0.70   $1.24   $1.23   $1.09   $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --       2      14      21      19
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period             $1.06   $1.08   $1.02   $1.00      --      --
Accumulation unit value at end of period                   $1.10   $1.06   $1.08   $1.02      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          29      44      38      29      --      --
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.87   $1.19   $1.19   $1.10   $1.08   $1.00
Accumulation unit value at end of period                   $1.31   $0.87   $1.19   $1.19   $1.10   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                           1       6      38      55      30       4
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period             $0.93   $1.17   $1.17   $1.10   $1.09   $1.00
Accumulation unit value at end of period                   $1.30   $0.93   $1.17   $1.17   $1.10   $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                          14      23      31      14      --      --
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.67   $1.25   $1.12   $1.15   $1.06   $1.00
Accumulation unit value at end of period                   $1.07   $0.67   $1.25   $1.12   $1.15   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --       1       1       1
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period             $0.53   $0.99   $1.00      --      --      --
Accumulation unit value at end of period                   $0.73   $0.53   $0.99      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.79   $1.28   $1.24   $1.10   $1.08   $1.00
Accumulation unit value at end of period                   $0.97   $0.79   $1.28   $1.24   $1.10   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.98   $1.03   $1.00   $0.99   $0.99   $1.00
Accumulation unit value at end of period                   $1.02   $0.98   $1.03   $1.00   $0.99   $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                          14      21      --       9       5      --
------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.68   $1.24   $1.23   $1.13   $1.07   $1.00
Accumulation unit value at end of period                   $0.91   $0.68   $1.24   $1.23   $1.13   $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                           1       1      --      --      --      --
------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.75   $1.27   $1.31   $1.12   $1.10   $1.00
Accumulation unit value at end of period                   $0.93   $0.75   $1.27   $1.31   $1.12   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $1.22   $2.70   $2.00   $1.52   $1.16   $1.00
Accumulation unit value at end of period                   $2.08   $1.22   $2.70   $2.00   $1.52   $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                           8      18      32      46      24       3
------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period             $0.99   $1.70   $1.54   $1.27   $1.14   $1.00
Accumulation unit value at end of period                   $1.23   $0.99   $1.70   $1.54   $1.27   $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period             $0.78   $1.24   $1.30   $1.15   $1.13   $1.00
Accumulation unit value at end of period                   $0.98   $0.78   $1.24   $1.30   $1.15   $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                          42      78     192     235     119      13
------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period             $0.46   $0.84   $1.00      --      --      --
Accumulation unit value at end of period                   $0.64   $0.46   $0.84      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                           6       9      11      --      --      --
------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period             $0.58   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                   $0.90   $0.58   $1.12      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------



 222    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period             $1.03   $1.71   $2.11   $1.57   $1.37   $1.00
Accumulation unit value at end of period                   $1.30   $1.03   $1.71   $2.11   $1.57   $1.37
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --       3       3       3
------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period             $1.16   $2.17   $1.91   $1.42   $1.20   $1.00
Accumulation unit value at end of period                   $1.70   $1.16   $2.17   $1.91   $1.42   $1.20
Number of accumulation units outstanding at end of
period (000 omitted)                                          13      22      46      61      32       3
------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period             $0.80   $1.36   $1.32   $1.25   $1.15   $1.00
Accumulation unit value at end of period                   $1.12   $0.80   $1.36   $1.32   $1.25   $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                          14      18      49      56      28       4
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND (04/30/2004)
(PREVIOUSLY WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period             $0.89   $1.28   $1.21   $1.11   $1.08   $1.00
Accumulation unit value at end of period                   $1.00   $0.89   $1.28   $1.21   $1.11   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period             $0.80   $1.25   $1.30   $1.09   $1.08   $1.00
Accumulation unit value at end of period                   $1.00   $0.80   $1.25   $1.30   $1.09   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period             $0.80   $1.29   $1.29   $1.11   $1.08   $1.00
Accumulation unit value at end of period                   $0.92   $0.80   $1.29   $1.29   $1.11   $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (04/30/2004)
Accumulation unit value at beginning of period             $0.85   $1.54   $1.40   $1.18   $1.10   $1.00
Accumulation unit value at end of period                   $0.94   $0.85   $1.54   $1.40   $1.18   $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (04/30/2004)
Accumulation unit value at beginning of period             $0.68   $1.14   $1.14   $1.01   $1.06   $1.00
Accumulation unit value at end of period                   $0.91   $0.68   $1.14   $1.14   $1.01   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period             $0.67   $1.12   $1.06   $1.06   $1.02   $1.00
Accumulation unit value at end of period                   $0.93   $0.67   $1.12   $1.06   $1.06   $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND* (04/30/2004)
Accumulation unit value at beginning of period             $1.04   $1.04   $1.02   $0.99   $0.99   $1.00
Accumulation unit value at end of period                   $1.02   $1.04   $1.04   $1.02   $0.99   $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
*Wells Fargo Advantage VT Money Market Fund liquidated on April 30, 2010.
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period             $0.84   $1.47   $1.32   $1.10   $1.06   $1.00
Accumulation unit value at end of period                   $1.26   $0.84   $1.47   $1.32   $1.10   $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (04/30/2004)
Accumulation unit value at beginning of period             $1.08   $1.08   $1.04   $1.03   $1.03   $1.00
Accumulation unit value at end of period                   $1.19   $1.08   $1.08   $1.04   $1.03   $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                          --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------




VARIABLE ACCOUNT CHARGES OF 2.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                                                2009
-------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/30/2009)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.03
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    223

VARIABLE ACCOUNT CHARGES OF 2.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)

YEAR ENDED DEC. 31,                                                                2009
-------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/30/2009)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.06
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (11/30/2009)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.04
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/30/2009)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.03
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/30/2009)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.04
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.02
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.01
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.05
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.03
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.03
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.02
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.01
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.00
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.06
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.03
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------



 224    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)

YEAR ENDED DEC. 31,                                                                2009
-------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES
(11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.02
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.02
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.02
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.04
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $0.99
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.02
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.01
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.04
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.00
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.02
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.05
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.02
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.04
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (11/30/2009)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.07
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    225

VARIABLE ACCOUNT CHARGES OF 2.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)

YEAR ENDED DEC. 31,                                                                2009
-------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.01
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.05
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.05
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.02
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.06
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (11/30/2009)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.00
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $0.99
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (11/30/2009)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.02
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/30/2009)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.06
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (11/30/2009)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.07
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.00
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $0.99
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.03
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.02
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------



 226    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)

YEAR ENDED DEC. 31,                                                                2009
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3)
(11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $0.98
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.02
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.02
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.05
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.02
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3)
(11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $0.99
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.04
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.04
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3)
(11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.02
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.02
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.03
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.03
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.03
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------
WANGER USA (11/30/2009)
Accumulation unit value at beginning of period                                    $1.00
Accumulation unit value at end of period                                          $1.08
Number of accumulation units outstanding at end of period (000 omitted)              --
-------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    227

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the divisions of RiverSource Variable Annuity Account (the Account) sponsored by RiverSource Life Insurance Company, referred to in Note 1, as of December 31, 2009, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of RiverSource Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform audits of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the divisions of RiverSource Variable Annuity Account, referred to in Note 1, at December 31, 2009, and the individual results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                        (-s- ERNST & YOUNG LLP)

Minneapolis, Minnesota

April 23, 2010



 228    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                 INVESCO VI      INVESCO         INVESCO         INVESCO        INVESCO
                                                 BASIC VAL,   VI CAP APPR,     VI CAP APPR,    VI CAP DEV,    VI CAP DEV,
DEC. 31, 2009                                      SER II         SER I           SER II          SER I         SER II
 ASSETS
Investments, at fair value(1),(2)               $25,898,706    $6,339,667      $11,035,577      $  597,525   $  1,825,553
Dividends receivable                                     --            --               --              --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                             82            --               --              --             --
Receivable for share redemptions                     37,181        15,243           15,688             784          2,110
-------------------------------------------------------------------------------------------------------------------------
Total assets                                     25,935,969     6,354,910       11,051,265         598,309      1,827,663
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   30,486         6,625           13,466             707          1,875
    Administrative charge                             3,322           815            1,413              76            235
    Contract terminations                             3,372         7,803              809              --             --
Payable for investments purchased                        82            --               --              --             --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    37,262        15,243           15,688             783          2,110
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            25,898,600     6,316,820       11,035,263         597,526      1,824,843
Net assets applicable to contracts in payment
  period                                                 --        22,779               --              --             --
Net assets applicable to seed money                     107            68              314              --            710
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                $25,898,707    $6,339,667      $11,035,577      $  597,526   $  1,825,553
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             4,352,724       311,838          551,779          52,925        166,110
(2) Investments, at cost                        $35,120,236    $7,574,931      $12,973,701      $  629,246   $  2,059,790
-------------------------------------------------------------------------------------------------------------------------


                                                 INVESCO VI      INVESCO         INVESCO        INVESCO VI      INVESCO
                                                  CORE EQ,     VI CORE EQ,   VI GLOBAL HLTH,    INTL GRO,    VI INTL GRO,
DEC. 31, 2009 (CONTINUED)                          SER I         SER II           SER II          SER I         SER II
 ASSETS
Investments, at fair value(1),(2)               $16,093,479    $  252,501      $   179,760      $1,265,816   $210,889,119
Dividends receivable                                     --            --               --              --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                             --            --               --              --        185,522
Receivable for share redemptions                     29,627           273              248           7,135        291,467
-------------------------------------------------------------------------------------------------------------------------
Total assets                                     16,123,106       252,774          180,008       1,272,951    211,366,108
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   16,997           241              227           1,356        258,256
    Administrative charge                             2,068            32               21             163         26,750
    Contract terminations                            10,562            --               --           5,616          6,461
Payable for investments purchased                        --            --               --              --        185,522
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    29,627           273              248           7,135        476,989
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            16,093,479       252,008          178,370       1,265,816    210,888,870
Net assets applicable to contracts in payment
  period                                                 --            --               --              --             --
Net assets applicable to seed money                      --           493            1,390              --            249
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                $16,093,479    $  252,501      $   179,760      $1,265,816   $210,889,119
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               645,806        10,202           11,523          48,667      8,228,214
(2) Investments, at cost                        $16,135,366    $  250,717      $   191,327      $1,041,015   $203,170,393
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    229

STATEMENTS OF ASSETS AND LIABILITIES

                                          INVESCO VI             AB VPS               AB VPS            AB VPS          AB VPS
                                       MID CAP CORE EQ,   BAL WEALTH STRATEGY,   GLOBAL THEMATIC      GRO & INC,     INTER BOND,
DEC. 31, 2009 (CONTINUED)                   SER II                CL B              GRO, CL B            CL B            CL B
 ASSETS
Investments, at fair value(1),(2)        $  4,507,287          $1,382,087           $3,378,757       $13,202,871      $2,403,299
Dividends receivable                               --                  --                   --                --              --
Accounts receivable from RiverSource
  Life for contract purchase payments              --                  --                   --             1,106              --
Receivable for share redemptions                7,779               1,515                4,240            23,359           3,160
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                4,515,066           1,383,602            3,382,997        13,227,336       2,406,459
--------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee              5,971               1,336                3,788            13,013           2,851
    Administrative charge                         580                 179                  451             1,710             310
    Contract terminations                       1,228                  --                   --             8,636              --
Payable for investments purchased                  --                  --                   --             1,106              --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                               7,779               1,515                4,239            24,465           3,161
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                       4,506,791           1,381,523            3,378,221        13,202,586       2,403,298
Net assets applicable to contracts in
  payment period                                   --                  --                   --                --              --
Net assets applicable to seed money               496                 564                  537               285              --
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                         $  4,507,287          $1,382,087           $3,378,758       $13,202,871      $2,403,298
--------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                         416,185             130,632              206,778           875,522         202,639
(2) Investments, at cost                 $  5,009,650          $1,326,535           $3,366,499       $18,079,594      $2,339,880
--------------------------------------------------------------------------------------------------------------------------------


                                            AB VPS               AB VPS               AC VP             AC VP           AC VP
                                           INTL VAL,           LG CAP GRO,          INC & GRO,     INFLATION PROT,      INTL,
DEC. 31, 2009 (CONTINUED)                    CL B                 CL B                 CL I             CL II           CL II
 ASSETS
Investments, at fair value(1),(2)        $148,815,056          $6,448,487           $  489,866       $87,020,244      $   30,788
Dividends receivable                               --                  --                   --           210,265              --
Accounts receivable from RiverSource
  Life for contract purchase payments          84,926                  --                   --             6,004              --
Receivable for share redemptions              230,748              10,785                2,283           182,789              46
--------------------------------------------------------------------------------------------------------------------------------
Total assets                              149,130,730           6,459,272              492,149        87,419,302          30,834
--------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee            184,289               6,583                  537           112,967              44
    Administrative charge                      18,789                 824                   64            11,130               4
    Contract terminations                      27,669               3,377                1,682            58,692              --
Payable for investments purchased              84,926                  --                   --           216,269              --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                             315,673              10,784                2,283           399,058              48
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                     148,814,909           6,448,286              489,866        87,013,244          29,391
Net assets applicable to contracts in
  payment period                                   --                  --                   --                --              --
Net assets applicable to seed money               148                 202                   --             7,000           1,395
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                         $148,815,057          $6,448,488           $  489,866       $87,020,244      $   30,786
--------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                      10,234,873             260,861               91,053         8,109,995           3,988
(2) Investments, at cost                 $176,484,249          $6,481,655           $  633,926       $83,882,199      $   29,628
--------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 230    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                     AC VP         AC VP         AC VP         AC VP           COL
                                                 MID CAP VAL,      ULTRA,         VAL,          VAL,      ASSET ALLOC,
DEC. 31, 2009 (CONTINUED)                            CL II         CL II          CL I         CL II         VS CL A
 ASSETS
Investments, at fair value(1),(2)                 $   67,287    $35,506,786   $   634,361     $596,039    $    255,735
Dividends receivable                                      --             --            --           --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                              --             --            --           --              20
Receivable for share redemptions                          89         95,077         3,827          806             263
----------------------------------------------------------------------------------------------------------------------
Total assets                                          67,376     35,601,863       638,188      596,845         256,018
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                        81         46,737           677          697             230
    Administrative charge                                  8          4,579            81           76              33
    Contract terminations                                 --         43,760         3,069           35              --
Payable for investments purchased                         --             --            --           --              20
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                         89         95,076         3,827          808             283
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                 65,952     35,506,505       634,361      595,448         255,735
Net assets applicable to contracts in payment
  period                                                  --             --            --           --              --
Net assets applicable to seed money                    1,335            282            --          589              --
----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $   67,287    $35,506,787   $   634,361     $596,037    $    255,735
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  5,547      4,416,267       120,144      112,672          23,081
(2) Investments, at cost                          $   58,449    $42,019,489   $   798,254     $583,746    $    274,201
----------------------------------------------------------------------------------------------------------------------


                                                      COL           COL           COL           COL            COL
                                                 FEDERAL SEC,    HI YIELD,     HI YIELD,    LG CAP GRO,   MARSICO GRO,
DEC. 31, 2009 (CONTINUED)                           VS CL A       VS CL A       VS CL B       VS CL A        VS CL A
 ASSETS
Investments, at fair value(1),(2)                 $1,073,383    $   413,779   $17,611,454     $430,423    $271,852,797
Dividends receivable                                      --             --            --           --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                              20             --            --           --         230,027
Receivable for share redemptions                       1,115            436        45,101          431         376,863
----------------------------------------------------------------------------------------------------------------------
Total assets                                       1,074,518        414,215    17,656,555      430,854     272,459,687
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                       978            383        23,436          376         333,957
    Administrative charge                                137             53         2,273           55          34,578
    Contract terminations                                 --             --        19,393           --           8,328
Payable for investments purchased                         20             --            --           --         230,027
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      1,135            436        45,102          431         606,890
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              1,073,383        413,779    17,611,301      430,423     271,852,647
Net assets applicable to contracts in payment
  period                                                  --             --            --           --              --
Net assets applicable to seed money                       --             --           152           --             150
----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $1,073,383    $   413,779   $17,611,453     $430,423    $271,852,797
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                106,804         42,395     1,806,303       17,258      16,076,452
(2) Investments, at cost                          $1,132,422    $   448,618   $19,150,445     $411,309    $285,154,800
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    231

STATEMENTS OF ASSETS AND LIABILITIES

                                                   COL MARSICO         COL           COL          CS         CS
                                                    INTL OPP,      SM CAP VAL,   SM CO GRO,   COMMODITY    U.S. EQ
DEC. 31, 2009 (CONTINUED)                            VS CL B         VS CL B       VS CL A      RETURN     FLEX I
 ASSETS
Investments, at fair value(1),(2)                    $287,387     $201,777,562   $  128,542    $579,286   $187,084
Dividends receivable                                       --               --           --      56,260         --
Accounts receivable from RiverSource Life for
  contract purchase payments                               --          187,910           --          --         --
Receivable for share redemptions                          385          276,608          133         805        246
------------------------------------------------------------------------------------------------------------------
Total assets                                          287,772      202,242,080      128,675     636,351    187,330
------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                        350          244,582          118         732        222
    Administrative charge                                  36           25,348           16          74         24
    Contract terminations                                  --            6,677           --          --         --
Payable for investments purchased                          --          187,910           --      56,260         --
------------------------------------------------------------------------------------------------------------------
Total liabilities                                         386          464,517          134      57,066        246
------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                 286,546      201,777,405      128,541     578,441    187,084
Net assets applicable to contracts in payment
  period                                                   --               --           --          --         --
Net assets applicable to seed money                       840              158           --         844         --
------------------------------------------------------------------------------------------------------------------
Total net assets                                     $287,386     $201,777,563   $  128,541    $579,285   $187,084
------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  20,310       14,433,302       13,460      75,625     15,003
(2) Investments, at cost                             $315,465     $218,555,099   $  100,997    $694,484   $172,293
------------------------------------------------------------------------------------------------------------------


                                                     DREY IP         DREY IP      DREY SOC     DREY VIF   DREY VIF
                                                  MIDCAP STOCK,     TECH GRO,     RESP GRO,     APPR,     INTL EQ,
DEC. 31, 2009 (CONTINUED)                              SERV           SERV          INIT         SERV       SERV
 ASSETS
Investments, at fair value(1),(2)                    $ 75,479     $ 14,023,330   $  999,391    $585,643   $118,696
Dividends receivable                                       --               --           --          --         --
Accounts receivable from RiverSource Life for
  contract purchase payments                               --               --           --          --         --
Receivable for share redemptions                           96           30,569        1,473         783        153
------------------------------------------------------------------------------------------------------------------
Total assets                                           75,575       14,053,899    1,000,864     586,426    118,849
------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                         87           18,260        1,065         708        138
    Administrative charge                                   9            1,802          127          74         15
    Contract terminations                                  --           10,506          282          --         --
Payable for investments purchased                          --               --           --          --         --
------------------------------------------------------------------------------------------------------------------
Total liabilities                                          96           30,568        1,474         782        153
------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                  73,815       14,023,178      999,199     584,380    117,525
Net assets applicable to contracts in payment
  period                                                   --               --           --          --         --
Net assets applicable to seed money                     1,664              153          191       1,264      1,171
------------------------------------------------------------------------------------------------------------------
Total net assets                                     $ 75,479     $ 14,023,331   $  999,390    $585,644   $118,696
------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   7,216        1,433,878       38,058      18,765      7,824
(2) Investments, at cost                             $104,670     $ 12,339,919   $1,143,271    $633,802   $113,893
------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 232    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                              DREY VIF           EV VT           EG VA            EG VA              EG VA
                                              INTL VAL,      FLOATING-RATE    CORE BOND,    DIV CAP BUILDER,   DIV INC BUILDER,
DEC. 31, 2009 (CONTINUED)                       SERV              INC            CL 2             CL 2               CL 1
 ASSETS
Investments, at fair value(1),(2)            $   231,677      $130,493,961    $30,243,756      $1,091,617         $ 3,519,200
Dividends receivable                                  --           491,928             --              --                  --
Accounts receivable from RiverSource
  Life for contract purchase payments                 --           113,437            373              --                  --
Receivable for share redemptions                     332           177,804         80,038           1,341              16,206
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                     232,009       131,277,130     30,324,167       1,092,958           3,535,406
-------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   304           159,504         35,085           1,198               3,242
    Administrative charge                             29            16,481          3,861             143                 454
    Contract terminations                             --             1,820         41,091              --              12,510
Payable for investments purchased                     --           605,365            373              --                  --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    333           783,170         80,410           1,341              16,206
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            230,218       130,491,851     30,243,649       1,091,563           3,519,200
Net assets applicable to contracts in
  payment period                                      --                --             --              --                  --
Net assets applicable to seed money                1,458             2,109            108              54                  --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                             $   231,676      $130,493,960    $30,243,757      $1,091,617         $ 3,519,200
-------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             21,216        14,419,222      3,622,007          95,756             433,933
(2) Investments, at cost                     $   314,163      $130,628,436    $35,942,956      $1,258,159         $ 4,188,129
-------------------------------------------------------------------------------------------------------------------------------


                                                EG VA            EG VA           EG VA            EG VA              EG VA
                                          DIV INC BUILDER,    FUNDAMENTAL     FUNDAMENTAL         GRO,              HI INC,
DEC. 31, 2009 (CONTINUED)                       CL 2          LG CAP, CL 1   LG CAP, CL 2         CL 2               CL 2
 ASSETS
Investments, at fair value(1),(2)            $27,216,993      $  1,084,123    $18,236,072      $8,838,277         $20,531,568
Dividends receivable                                  --                --             --              --                  --
Accounts receivable from RiverSource
  Life for contract purchase payments                 38                --             13              37                  --
Receivable for share redemptions                  37,158             1,145         22,425          14,837              27,911
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                  27,254,189         1,085,268     18,258,510       8,853,151          20,559,479
-------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                32,341             1,007         19,411          10,021              23,966
    Administrative charge                          3,482               138          2,349           1,125               2,635
    Contract terminations                          1,335                --            664           3,691               1,310
Payable for investments purchased                     38                --             13              37                  --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 37,196             1,145         22,437          14,874              27,911
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         27,216,942         1,084,123     18,235,956       8,838,169          20,531,425
Net assets applicable to contracts in
  payment period                                      --                --             --              --                  --
Net assets applicable to seed money                   51                --            117             108                 143
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                             $27,216,993      $  1,084,123    $18,236,073      $8,838,277         $20,531,568
-------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                          3,360,123            63,325      1,068,937         783,535           2,368,116
(2) Investments, at cost                     $33,106,469      $  1,051,748    $17,192,244      $9,956,383         $22,842,933
-------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    233

STATEMENTS OF ASSETS AND LIABILITIES

                                                       EG VA         EG VA         EG VA        EG VA          EG VA
                                                     INTL EQ,       INTL EQ,      OMEGA,        OMEGA,     SPECIAL VAL,
DEC. 31, 2009 (CONTINUED)                              CL 1           CL 2         CL 1          CL 2          CL 1
 ASSETS
Investments, at fair value(1),(2)                   $ 1,400,863   $21,191,749   $1,933,452   $25,467,513   $  4,408,765
Dividends receivable                                         --            --           --            --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                                 --           407           --            --             --
Receivable for share redemptions                          1,461        26,469        2,048        33,738          4,674
-----------------------------------------------------------------------------------------------------------------------
Total assets                                          1,402,324    21,218,625    1,935,500    25,501,251      4,413,439
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                        1,282        23,773        1,801        29,535          4,111
    Administrative charge                                   179         2,696          247         3,280            564
    Contract terminations                                    --            --           --           922             --
Payable for investments purchased                            --           407           --            --             --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                         1,461        26,876        2,048        33,737          4,675
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                 1,400,863    21,191,636    1,933,452    25,467,454      4,408,764
Net assets applicable to contracts in payment
  period                                                     --            --           --            --             --
Net assets applicable to seed money                          --           113           --            60             --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                    $ 1,400,863   $21,191,749   $1,933,452   $25,467,514   $  4,408,764
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   131,290     2,001,109       94,684     1,261,392        373,308
(2) Investments, at cost                            $ 1,770,444   $24,531,742   $1,433,039   $19,479,613   $  5,192,306
-----------------------------------------------------------------------------------------------------------------------


                                                       EG VA        FID VIP       FID VIP      FID VIP        FID VIP
                                                   SPECIAL VAL,       BAL,         BAL,      CONTRAFUND,    CONTRAFUND,
DEC. 31, 2009 (CONTINUED)                              CL 2         SERV CL      SERV CL 2     SERV CL       SERV CL 2
 ASSETS
Investments, at fair value(1),(2)                   $11,167,553   $   262,189   $   68,559   $ 7,738,086   $228,931,864
Dividends receivable                                         --            --           --            --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                                  2            --           --            --         37,275
Receivable for share redemptions                         53,682           291           85        18,267        440,877
-----------------------------------------------------------------------------------------------------------------------
Total assets                                         11,221,237       262,480       68,644     7,756,353    229,410,016
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                       11,465           256           76         7,272        279,849
    Administrative charge                                 1,439            35            9         1,002         29,249
    Contract terminations                                40,777            --           --         9,993        131,779
Payable for investments purchased                             2            --           --            --         37,275
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                        53,683           291           85        18,267        478,152
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                11,167,385       262,189       68,425     7,738,086    228,931,762
Net assets applicable to contracts in payment
  period                                                     --            --           --            --             --
Net assets applicable to seed money                         169            --          134            --            102
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                    $11,167,554   $   262,189   $   68,559   $ 7,738,086   $228,931,864
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   948,010        19,625        5,178       376,549     11,282,990
(2) Investments, at cost                            $13,400,581   $   260,602   $   64,481   $ 9,103,278   $295,739,823
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 234    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                     FID VIP      FID VIP       FID VIP       FID VIP        FID VIP
                                                    DYN APPR,   GRO & INC,    GRO & INC,        GRO,          GRO,
DEC. 31, 2009 (CONTINUED)                           SERV CL 2     SERV CL      SERV CL 2      SERV CL       SERV CL 2
 ASSETS
Investments, at fair value(1),(2)                  $1,046,563   $3,024,595   $    175,056   $   100,528   $  3,295,621
Dividends receivable                                       --           --             --            --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                               --           20             --            --            312
Receivable for share redemptions                        1,240        3,867            225           109          3,786
----------------------------------------------------------------------------------------------------------------------
Total assets                                        1,047,803    3,028,482        175,281       100,637      3,299,719
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      1,106        3,481            204            95          3,362
    Administrative charge                                 134          386             22            14            424
    Contract terminations                                  --           --             --            --             --
Payable for investments purchased                          --           20             --            --            312
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       1,240        3,887            226           109          4,098
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               1,046,451    3,024,595        174,937       100,528      3,295,260
Net assets applicable to contracts in payment
  period                                                   --           --             --            --             --
Net assets applicable to seed money                       112           --            118            --            361
----------------------------------------------------------------------------------------------------------------------
Total net assets                                   $1,046,563   $3,024,595   $    175,055   $   100,528   $  3,295,621
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 148,238      274,963         16,060         3,355        110,777
(2) Investments, at cost                           $1,074,114   $3,606,098   $    210,557   $   124,339   $  3,400,248
----------------------------------------------------------------------------------------------------------------------


                                                     FID VIP      FID VIP       FID VIP       FID VIP        FID VIP
                                                     HI INC,      HI INC,     INVEST GR,      MID CAP,      MID CAP,
DEC. 31, 2009 (CONTINUED)                            SERV CL     SERV CL 2     SERV CL 2      SERV CL       SERV CL 2
 ASSETS
Investments, at fair value(1),(2)                  $2,730,754   $1,090,173   $235,280,640   $15,584,553   $129,649,941
Dividends receivable                                       --           --             --            --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                               --           --        149,572            --         51,105
Receivable for share redemptions                        2,960        1,308        377,177        29,073        191,484
----------------------------------------------------------------------------------------------------------------------
Total assets                                        2,733,714    1,091,481    235,807,389    15,613,626    129,892,530
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      2,599        1,170        292,320        15,749        153,974
    Administrative charge                                 361          138         29,828         2,002         16,536
    Contract terminations                                  --           --         55,029        11,322         20,974
Payable for investments purchased                          --           --        149,572            --         51,105
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       2,960        1,308        526,749        29,073        242,589
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               2,730,754    1,090,005    235,280,492    15,584,553    129,649,816
Net assets applicable to contracts in payment
  period                                                   --           --             --            --             --
Net assets applicable to seed money                        --          168            148            --            125
----------------------------------------------------------------------------------------------------------------------
Total net assets                                   $2,730,754   $1,090,173   $235,280,640   $15,584,553   $129,649,941
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 519,155      210,458     19,190,917       613,324      5,165,336
(2) Investments, at cost                           $2,987,421   $1,233,933   $233,272,633   $14,719,754   $141,206,424
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    235

STATEMENTS OF ASSETS AND LIABILITIES

                                          FID VIP         FID VIP          FTVIPT FRANK       FTVIPT FRANK    FTVIPT FRANK
                                         OVERSEAS,       OVERSEAS,       GLOBAL REAL EST,       INC SEC,      RISING DIVD,
DEC. 31, 2009 (CONTINUED)                 SERV CL        SERV CL 2             CL 2               CL 2            CL 2
 ASSETS
Investments, at fair value(1),(2)       $  760,957      $29,144,807         $ 6,793,939       $23,670,070     $   748,969
Dividends receivable                            --               --                  --                --              --
Accounts receivable from RiverSource
  Life for contract purchase payments           --            1,088                  --             2,197              --
Receivable for share redemptions               994           42,495               8,735            31,372           1,777
--------------------------------------------------------------------------------------------------------------------------
Total assets                               761,951       29,188,390           6,802,674        23,703,639         750,746
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee             898           36,363               7,726            27,532           1,003
    Administrative charge                       97            3,716                 867             3,023              96
    Contract terminations                       --            2,417                 141               815             679
Payable for investments purchased               --            1,088                  --             2,197              --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                              995           43,584               8,734            33,567           1,778
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                      760,956       29,144,626           6,793,871        23,669,857         748,285
Net assets applicable to contracts in
  payment period                                --               --                  --                --              --
Net assets applicable to seed money             --              180                  69               215             683
--------------------------------------------------------------------------------------------------------------------------
Total net assets                        $  760,956      $29,144,806         $ 6,793,940       $23,670,072     $   748,968
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                       50,764        1,953,405             622,156         1,676,351          47,224
(2) Investments, at cost                $  886,164      $33,671,786         $11,743,870       $24,585,099     $   844,214
--------------------------------------------------------------------------------------------------------------------------


                                       FTVIPT FRANK     FTVIPT FRANK          FTVIPT             FTVIPT          FTVIPT
                                        SM CAP VAL,   SM MID CAP GRO,   MUTUAL SHARES SEC,   TEMP DEV MKTS   TEMP FOR SEC,
DEC. 31, 2009 (CONTINUED)                  CL 2             CL 2               CL 2            SEC, CL 2          CL 2
 ASSETS
Investments, at fair value(1),(2)       $6,962,503      $12,244,773         $72,174,081       $ 1,262,271     $17,729,394
Dividends receivable                            --               --                  --                --              --
Accounts receivable from RiverSource
  Life for contract purchase payments           --               --                   2                --              --
Receivable for share redemptions            11,258           21,724              88,614             1,351          36,876
--------------------------------------------------------------------------------------------------------------------------
Total assets                             6,973,761       12,266,497          72,262,697         1,263,622      17,766,270
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee           7,095           12,059              73,522             1,187          17,404
    Administrative charge                      899            1,571               9,236               164           2,270
    Contract terminations                    3,265            8,094               5,857                --          17,203
Payable for investments purchased               --               --                   2                --              --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                           11,259           21,724              88,617             1,351          36,877
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                    6,962,424       12,244,268          72,173,901         1,262,189      17,729,309
Net assets applicable to contracts in
  payment period                                --               --                  --                --              --
Net assets applicable to seed money             78              505                 179                82              84
--------------------------------------------------------------------------------------------------------------------------
Total net assets                        $6,962,502      $12,244,773         $72,174,080       $ 1,262,271     $17,729,393
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                      545,223          725,831           4,950,211           129,067       1,318,170
(2) Investments, at cost                $7,531,178      $12,977,805         $77,949,449       $ 1,345,771     $17,813,257
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 236    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                FTVIPT            FTVIPT          GS VIT          GS VIT          GS VIT
                                          TEMP GLOBAL BOND,   TEMP GRO SEC,   STRATEGIC GRO,   MID CAP VAL,   STRATEGIC INTL
DEC. 31, 2009 (CONTINUED)                        CL 2              CL 2            INST            INST          EQ, INST
 ASSETS
Investments, at fair value(1),(2)            $237,223,612       $3,684,526       $533,123      $113,331,507    $    232,673
Dividends receivable                                   --               --             --                --              --
Accounts receivable from RiverSource
  Life for contract purchase payments             144,516               --             --            43,045              --
Receivable for share redemptions                  341,957            5,542            701           178,961             307
----------------------------------------------------------------------------------------------------------------------------
Total assets                                  237,710,085        3,690,068        533,824       113,553,513         232,980
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                294,062            4,415            633           140,523             276
    Administrative charge                          30,127              473             68            14,426              30
    Contract terminations                          17,768              653             --            24,011              --
Payable for investments purchased                 144,516               --             --            43,045              --
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 486,473            5,541            701           222,005             306
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         237,223,462        3,684,169        533,123       113,331,354         232,674
Net assets applicable to contracts in
  payment period                                       --               --             --                --              --
Net assets applicable to seed money                   150              358             --               154              --
----------------------------------------------------------------------------------------------------------------------------
Total net assets                             $237,223,612       $3,684,527       $533,123      $113,331,508    $    232,674
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                          13,688,610          354,281         48,955         9,985,155          28,690
(2) Investments, at cost                     $216,008,421       $4,633,036       $498,812      $140,822,853    $    290,147
----------------------------------------------------------------------------------------------------------------------------


                                                GS VIT         JANUS ASPEN      JANUS ASPEN     JANUS ASPEN     JANUS ASPEN
                                             STRUCTD U.S.          BAL,         ENTERPRISE,       GLOBAL          JANUS,
DEC. 31, 2009 (CONTINUED)                      EQ, INST            INST            SERV         TECH, SERV         SERV
 ASSETS
Investments, at fair value(1),(2)            $  3,976,349       $3,229,795       $928,201      $    306,898    $234,923,050
Dividends receivable                                   --               --             --                --              --
Accounts receivable from RiverSource
  Life for contract purchase payments                  --               --             --                --         195,928
Receivable for share redemptions                    5,131            6,364          1,211               381         325,402
----------------------------------------------------------------------------------------------------------------------------
Total assets                                    3,981,480        3,236,159        929,412           307,279     235,444,380
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  4,367            3,461          1,082               342         288,103
    Administrative charge                             515              415            121                39          29,844
    Contract terminations                             247            2,487              9                --           7,455
Payable for investments purchased                      --               --             --                --         195,928
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   5,129            6,363          1,212               381         521,330
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           3,975,570        3,229,796        928,200           306,898     234,922,846
Net assets applicable to contracts in
  payment period                                       --               --             --                --              --
Net assets applicable to seed money                   781               --             --                --             204
----------------------------------------------------------------------------------------------------------------------------
Total net assets                             $  3,976,351       $3,229,796       $928,200      $    306,898    $234,923,050
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             418,563          120,156         31,043            67,450      11,128,520
(2) Investments, at cost                     $  4,802,523       $2,947,454       $986,987      $    316,966    $247,154,314
----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    237

STATEMENTS OF ASSETS AND LIABILITIES

                                             JANUS ASPEN     JANUS ASPEN        JPM INS         LAZARD      LAZARD RETIRE
                                              OVERSEAS,        WORLD,         TRUST U.S.     RETIRE INTL   U.S. STRATEGIC,
DEC. 31, 2009 (CONTINUED)                        SERV           INST           EQ, CL 1        EQ, SERV          SERV
 ASSETS
Investments, at fair value(1),(2)             $3,338,521     $1,023,057       $  607,933      $  163,047       $186,032
Dividends receivable                                  --             --               --              --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                      --             --               --              --             --
Receivable for share redemptions                  10,188          5,521              767             209            256
--------------------------------------------------------------------------------------------------------------------------
Total assets                                   3,348,709      1,028,578          608,700         163,256        186,288
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 4,026          1,105              684             188            231
    Administrative charge                            428            132               77              21             25
    Contract terminations                          5,734          4,285                6              --             --
Payable for investments purchased                     --             --               --              --             --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 10,188          5,522              767             209            256
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          3,338,521      1,023,056          607,933         163,047        186,032
Net assets applicable to contracts in
  payment period                                      --             --               --              --             --
Net assets applicable to seed money                   --             --               --              --             --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                              $3,338,521     $1,023,056       $  607,933      $  163,047       $186,032
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             74,058         39,078           43,642          16,706         22,715
(2) Investments, at cost                      $2,637,000     $1,349,868       $  459,453      $  193,129       $226,572
--------------------------------------------------------------------------------------------------------------------------


                                              LM CB VAR         LVIP              MFS          MFS INV         MFS INV
                                             SM CAP GRO,   BARON GRO OPP,   INV GRO STOCK,      TRUST,          TRUST,
DEC. 31, 2009 (CONTINUED)                        CL I          SERV CL          SERV CL        INIT CL         SERV CL
 ASSETS
Investments, at fair value(1),(2)             $  160,153     $1,101,199       $2,689,758      $2,989,728       $471,669
Dividends receivable                                  --             --               --              --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                      --             --               --              --             --
Receivable for share redemptions                     213          1,427            2,878           3,619            556
--------------------------------------------------------------------------------------------------------------------------
Total assets                                     160,366      1,102,626        2,692,636       2,993,347        472,225
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   193          1,283            2,534           3,233            493
    Administrative charge                             20            143              344             387             64
    Contract terminations                             --             --               --              --             --
Payable for investments purchased                     --             --               --              --             --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    213          1,426            2,878           3,620            557
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            158,956      1,101,200        2,689,392       2,989,498        471,489
Net assets applicable to contracts in
  payment period                                      --             --               --              --             --
Net assets applicable to seed money                1,197             --              366             229            179
--------------------------------------------------------------------------------------------------------------------------
Total net assets                              $  160,153     $1,101,200       $2,689,758      $2,989,727       $471,668
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             12,968         45,977          279,601         163,910         25,973
(2) Investments, at cost                      $  138,421     $1,009,211       $2,577,852      $2,886,508       $449,643
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 238    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                       MFS          MFS          MFS           MFS             MFS
                                                    NEW DIS,     NEW DIS,     RESEARCH,   TOTAL RETURN,   TOTAL RETURN,
DEC. 31, 2009 (CONTINUED)                            INIT CL      SERV CL      INIT CL       INIT CL         SERV CL
 ASSETS
Investments, at fair value(1),(2)                  $1,287,153   $3,656,667   $1,444,319     $  185,520     $47,506,330
Dividends receivable                                       --           --           --             --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                               --           --           --             --           7,540
Receivable for share redemptions                        1,622        4,150        4,672            197          53,056
-----------------------------------------------------------------------------------------------------------------------
Total assets                                        1,288,775    3,660,817    1,448,991        185,717      47,566,926
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      1,450        3,523        1,718            172          46,947
    Administrative charge                                 164          466          186             24           6,108
    Contract terminations                                   8          161        2,768             --              --
Payable for investments purchased                          --           --           --             --           7,540
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       1,622        4,150        4,672            196          60,595
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               1,287,153    3,656,208    1,444,319        185,521      47,506,094
Net assets applicable to contracts in payment
  period                                                   --           --           --             --              --
Net assets applicable to seed money                        --          459           --             --             237
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                   $1,287,153   $3,656,667   $1,444,319     $  185,521     $47,506,331
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  95,842      280,204       87,165         10,613       2,749,209
(2) Investments, at cost                           $1,334,593   $3,715,051   $1,417,103     $  197,069     $51,686,939
-----------------------------------------------------------------------------------------------------------------------


                                                       MFS          MFS         NACM          OPCAP           OPPEN
                                                   UTILITIES,   UTILITIES,     SM CAP,       MANAGED,        CAP APPR
DEC. 31, 2009 (CONTINUED)                            INIT CL      SERV CL       CL I           CL I             VA
 ASSETS
Investments, at fair value(1),(2)                  $7,490,351   $4,165,850   $  654,849     $1,668,858     $ 1,205,776
Dividends receivable                                       --           --           --             --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                               --           20           --             --              --
Receivable for share redemptions                        9,127        5,059        6,320          3,828           4,512
-----------------------------------------------------------------------------------------------------------------------
Total assets                                        7,499,478    4,170,929      661,169      1,672,686       1,210,288
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      8,130        4,530          700          1,792           1,290
    Administrative charge                                 958          529           84            215             155
    Contract terminations                                  37           --        5,536          1,822           3,067
Payable for investments purchased                          --           20           --             --              --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       9,125        5,079        6,320          3,829           4,512
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               7,490,235    4,165,473      654,849      1,666,568       1,205,776
Net assets applicable to contracts in payment
  period                                                   --           --           --          2,289              --
Net assets applicable to seed money                       118          377           --             --              --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                   $7,490,353   $4,165,850   $  654,849     $1,668,857     $ 1,205,776
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 326,804      183,923       42,276         56,822          32,641
(2) Investments, at cost                           $7,286,245   $4,146,472   $1,084,391     $2,136,346     $ 1,314,618
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    239

STATEMENTS OF ASSETS AND LIABILITIES

                                             OPPEN           OPPEN             OPPEN              OPPEN             OPPEN
                                         CAP APPR VA,     GLOBAL SEC        GLOBAL SEC           HI INC            HI INC
DEC. 31, 2009 (CONTINUED)                    SERV             VA             VA, SERV              VA             VA, SERV
 ASSETS
Investments, at fair value(1),(2)         $43,733,398     $   78,883        $11,524,411       $    214,511      $  1,871,994
Dividends receivable                               --             --                 --                 --                --
Accounts receivable from RiverSource
  Life for contract purchase payments              --             --                 --                 --                --
Receivable for share redemptions               94,693             95             13,695                784             2,070
-----------------------------------------------------------------------------------------------------------------------------
Total assets                               43,828,091         78,978         11,538,106            215,295         1,874,064
-----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee             55,499             85             12,196                229             1,826
    Administrative charge                       5,614             10              1,480                 27               240
    Contract terminations                      33,581             --                 19                528                 4
Payable for investments purchased                  --             --                 --                 --                --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                              94,694             95             13,695                784             2,070
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                      43,733,243         78,883         11,524,040            214,511         1,871,994
Net assets applicable to contracts in
  payment period                                   --             --                 --                 --                --
Net assets applicable to seed money               154             --                371                 --                --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                          $43,733,397     $   78,883        $11,524,411       $    214,511      $  1,871,994
-----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                       1,193,597          2,977            438,524            108,339           940,701
(2) Investments, at cost                  $42,454,098     $   86,925        $12,289,080       $    815,101      $  4,770,683
-----------------------------------------------------------------------------------------------------------------------------


                                             OPPEN           OPPEN             OPPEN              OPPEN             PIMCO
                                            MAIN ST     MAIN ST SM CAP   GLOBAL STRATEGIC   GLOBAL STRATEGIC   VIT ALL ASSET,
DEC. 31, 2009 (CONTINUED)                     VA           VA, SERV           INC VA          INC VA, SERV       ADVISOR CL
 ASSETS
Investments, at fair value(1),(2)         $   128,000     $6,413,509        $    77,956       $375,946,472      $148,992,538
Dividends receivable                               --             --                 --                 --                --
Accounts receivable from RiverSource
  Life for contract purchase payments              --              1                 --            243,981           123,200
Receivable for share redemptions                  154          7,461                 97            546,991           206,395
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                  128,154      6,420,971             78,053        376,737,444       149,322,133
-----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                138          6,591                 87            459,273           182,347
    Administrative charge                          16            823                 10             47,708            18,851
    Contract terminations                          --             47                 --             40,010             5,197
Payable for investments purchased                  --              1                 --            243,981           123,200
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 154          7,462                 97            790,972           329,595
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         128,000      6,413,062             77,956        375,946,398       148,992,390
Net assets applicable to contracts in
  payment period                                   --             --                 --                 --                --
Net assets applicable to seed money                --            447                 --                 74               148
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                          $   128,000     $6,413,509        $    77,956       $375,946,472      $148,992,538
-----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           7,041        449,125             14,709         69,878,526        14,189,766
(2) Investments, at cost                  $   152,189     $6,290,768        $    71,263       $362,791,674      $160,015,976
-----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 240    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                    PUT VT       PUT VT      PUT VT           PUT VT           PUT VT
                                                   DIV INC,     DIV INC,   GLOBAL EQ,   GLOBAL HLTH CARE,    GRO & INC,
DEC. 31, 2009 (CONTINUED)                            CL IA       CL IB        CL IA           CL IB            CL IA
 ASSETS
Investments, at fair value(1),(2)                 $1,364,472    $765,202    $413,684        $1,781,863      $ 2,746,019
Dividends receivable                                      --          --          --                --               --
Accounts receivable from RiverSource Life for
  contract purchase payments                              --          --          --                --               --
Receivable for share redemptions                       1,624         909         502             2,251            3,300
-----------------------------------------------------------------------------------------------------------------------
Total assets                                       1,366,096     766,111     414,186         1,784,114        2,749,319
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     1,450         812         448             2,017            2,946
    Administrative charge                                174          97          54               234              354
    Contract terminations                                 --          --          --                --               --
Payable for investments purchased                         --          --          --                --               --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      1,624         909         502             2,251            3,300
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              1,357,228     765,202     413,684         1,781,556        2,740,887
Net assets applicable to contracts in payment
  period                                               7,244          --          --                --            5,132
Net assets applicable to seed money                       --          --          --               307               --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $1,364,472    $765,202    $413,684        $1,781,863      $ 2,746,019
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                168,246      94,469      40,838           146,535          189,905
(2) Investments, at cost                          $1,525,543    $820,702    $622,630        $1,621,059      $ 4,330,843
-----------------------------------------------------------------------------------------------------------------------


                                                    PUT VT       PUT VT      PUT VT           PUT VT           PUT VT
                                                  GRO & INC,   HI YIELD,    HI YIELD,          INC,           INTL EQ,
DEC. 31, 2009 (CONTINUED)                            CL IB       CL IA        CL IB           CL IB            CL IB
 ASSETS
Investments, at fair value(1),(2)                 $4,750,948    $643,530    $399,149        $   74,988      $15,487,394
Dividends receivable                                      --          --          --                --               --
Accounts receivable from RiverSource Life for
  contract purchase payments                              --          --          --                --               14
Receivable for share redemptions                       6,823         783       2,782                82           20,333
-----------------------------------------------------------------------------------------------------------------------
Total assets                                       4,757,771     644,313     401,931            75,070       15,507,741
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     4,589         700         427                72           15,795
    Administrative charge                                610          84          51                10            1,992
    Contract terminations                              1,623          --       2,304                --            2,545
Payable for investments purchased                         --          --          --                --               14
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      6,822         784       2,782                82           20,346
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              4,750,673     642,214     399,149            74,668       15,487,031
Net assets applicable to contracts in payment
  period                                                  --       1,315          --                --               --
Net assets applicable to seed money                      276          --          --               320              364
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $4,750,949    $643,529    $399,149        $   74,988      $15,487,395
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                329,927      96,917      60,477             6,097        1,397,779
(2) Investments, at cost                          $7,065,122    $839,231    $482,696        $   72,855      $19,941,633
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    241

STATEMENTS OF ASSETS AND LIABILITIES

                                                      PUT VT       PUT VT       PUT VT       PUT VT        PUT VT
                                                     INTL VAL,    INTL GRO,    NEW OPP,     RESEARCH,   SM CAP VAL,
DEC. 31, 2009 (CONTINUED)                              CL IB        CL IB        CL IA        CL IB        CL IB
 ASSETS
Investments, at fair value(1),(2)                   $    4,712   $1,090,979   $1,684,181   $  167,212    $  870,815
Dividends receivable                                        --           --           --           --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                                --           --           --           --            --
Receivable for share redemptions                             6        1,188        2,014          190         1,256
-------------------------------------------------------------------------------------------------------------------
Total assets                                             4,718    1,092,167    1,686,195      167,402       872,071
-------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                           5        1,048        1,798          148         1,144
    Administrative charge                                    1          140          216           21           112
    Contract terminations                                   --           --           --           21            --
Payable for investments purchased                           --           --           --           --            --
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                            6        1,188        2,014          190         1,256
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                                 4,712    1,090,979    1,684,044      166,781       870,640
Net assets applicable to contracts in payment
  period                                                    --           --          137           --            --
Net assets applicable to seed money                         --           --           --          431           175
-------------------------------------------------------------------------------------------------------------------
Total net assets                                    $    4,712   $1,090,979   $1,684,181   $  167,212    $  870,815
-------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                      523       69,049       97,127       15,910        79,381
(2) Investments, at cost                            $    6,834   $  874,202   $2,030,638   $  163,730    $1,379,290
-------------------------------------------------------------------------------------------------------------------


                                                      PUT VT       PUT VT       PUT VT        ROYCE        ROYCE
                                                      VISTA,      VOYAGER,     VOYAGER,    MICRO-CAP,     SM-CAP,
DEC. 31, 2009 (CONTINUED)                              CL IB        CL IA        CL IB      INVEST CL    INVEST CL
 ASSETS
Investments, at fair value(1),(2)                   $4,641,098   $  299,400   $1,167,781   $1,944,839    $1,481,694
Dividends receivable                                        --           --           --           --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                                --           --           --           --            --
Receivable for share redemptions                         5,334          361        5,129        2,658         6,641
-------------------------------------------------------------------------------------------------------------------
Total assets                                         4,646,432      299,761    1,172,910    1,947,497     1,488,335
-------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                       4,737          322        1,255        2,389         1,703
    Administrative charge                                  594           39          151          259           189
    Contract terminations                                    4           --        3,723           10         4,749
Payable for investments purchased                           --           --           --           --            --
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                        5,335          361        5,129        2,658         6,641
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                             4,640,558      298,836    1,167,781    1,944,839     1,481,694
Net assets applicable to contracts in payment
  period                                                    --          564           --           --            --
Net assets applicable to seed money                        539           --           --           --            --
-------------------------------------------------------------------------------------------------------------------
Total net assets                                    $4,641,097   $  299,400   $1,167,781   $1,944,839    $1,481,694
-------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  402,524        9,181       36,043      204,075       170,702
(2) Investments, at cost                            $5,665,833   $  377,222   $1,663,019   $1,975,178    $1,301,024
-------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 242    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                 VP DAVIS         VP GS        VP PTNRS         RVS VP           RVS VP
                                                NY VENTURE,   MID CAP VAL,   SM CAP VAL,         BAL,          CASH MGMT,
DEC. 31, 2009 (CONTINUED)                          CL 3           CL 3           CL 3            CL 3             CL 3
 ASSETS
Investments, at fair value(1),(2)              $267,069,445   $     34,847   $63,982,628     $  4,747,603     $114,909,512
Dividends receivable                                     --             --            --               --               31
Accounts receivable from RiverSource Life for
  contract purchase payments                        241,043             --            66               --           31,002
Receivable for share redemptions                         --             --            --               --               --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                    267,310,488         34,847    63,982,694        4,747,603      114,940,545
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  326,537             44        81,768            5,151          139,418
    Administrative charge                            33,832              4         8,165              620           14,620
    Contract terminations                             9,825             --        31,879            7,455          405,122
Payable for investments purchased                        --             --            --               --               --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   370,194             48       121,812           13,226          559,160
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           266,940,142         33,497    63,860,803        4,727,724      114,379,314
Net assets applicable to contracts in payment
  period                                                 --             --            --            6,589               --
Net assets applicable to seed money                     152          1,302            79               64            2,071
--------------------------------------------------------------------------------------------------------------------------
Total net assets                               $266,940,294   $     34,799   $63,860,882     $  4,734,377     $114,381,385
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            29,814,571          3,798     5,217,072          386,292      114,909,512
(2) Investments, at cost                       $262,892,265   $     39,294   $71,352,996     $  5,729,144     $114,870,145
--------------------------------------------------------------------------------------------------------------------------


                                                  RVS VP         RVS VP         RVS VP          RVS VP           RVS VP
                                                    DIV          DIV EQ          DYN       GLOBAL INFLATION     HI YIELD
DEC. 31, 2009 (CONTINUED)                       BOND, CL 3      INC, CL 3      EQ, CL 3     PROT SEC, CL 3     BOND, CL 3
 ASSETS
Investments, at fair value(1),(2)              $445,175,903   $396,983,212   $56,059,605     $311,311,939     $ 30,316,310
Dividends receivable                                     --             --            --               --               --
Accounts receivable from RiverSource Life for
  contract purchase payments                        330,758        229,782           838          244,223               --
Receivable for share redemptions                         --             --            --               --               --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                    445,506,661    397,212,994    56,060,443      311,556,162       30,316,310
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  541,623        489,438        69,403          380,751           38,701
    Administrative charge                            56,268         50,539         7,205           39,327            3,895
    Contract terminations                             7,112         69,128        15,164            5,439           18,003
Payable for investments purchased                        --             --            --               --               --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   605,003        609,105        91,772          425,517           60,599
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           444,892,572    396,554,147    55,966,747      311,130,498       30,255,557
Net assets applicable to contracts in payment
  period                                              9,012         49,666         1,775               --               --
Net assets applicable to seed money                      74             76           149              147              154
--------------------------------------------------------------------------------------------------------------------------
Total net assets                               $444,901,658   $396,603,889   $55,968,671     $311,130,645     $ 30,255,711
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            41,368,574     35,216,617     3,404,582       33,107,130        4,520,684
(2) Investments, at cost                       $430,513,703   $451,735,902   $69,427,770     $316,759,086     $ 29,333,604
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    243

STATEMENTS OF ASSETS AND LIABILITIES

                                                     RVS VP        RVS VP       RVS VP        RVS VP          RVS VP
                                                       INC         MID CAP      MID CAP      S&P 500,          SHORT
DEC. 31, 2009 (CONTINUED)                           OPP, CL 3     GRO, CL 3    VAL, CL 3       CL 3       DURATION, CL 3
 ASSETS
Investments, at fair value(1),(2)                 $230,252,780   $5,206,053   $  807,381   $ 13,491,236     $85,421,468
Dividends receivable                                        --           --           --             --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                           202,244          460           --            833          18,243
Receivable for share redemptions                            --           --           --             --              --
------------------------------------------------------------------------------------------------------------------------
Total assets                                       230,455,024    5,206,513      807,381     13,492,069      85,439,711
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     282,135        6,229        1,112         13,665         102,828
    Administrative charge                               29,192          660          102          1,721          10,867
    Contract terminations                                6,133        6,814           --            140           5,927
Payable for investments purchased                           --           --           --             --              --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      317,460       13,703        1,214         15,526         119,622
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              230,137,410    5,192,540      805,125     13,476,266      85,320,015
Net assets applicable to contracts in payment
  period                                                    --           --           --             --              --
Net assets applicable to seed money                        154          270        1,042            277              74
------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $230,137,564   $5,192,810   $  806,167   $ 13,476,543     $85,320,089
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               21,493,390      452,462       90,333      1,797,312       8,400,118
(2) Investments, at cost                          $210,340,334   $4,945,406   $1,232,715   $ 13,185,247     $85,042,427
------------------------------------------------------------------------------------------------------------------------


                                                       SEL         SEL VP       SEL VP        THDL VP         THDL VP
                                                       VP          LG CAP       SM CAP         EMER            INTL
DEC. 31, 2009 (CONTINUED)                           GRO, CL 3     VAL, CL 3    VAL, CL 3    MKTS, CL 3       OPP, CL 3
 ASSETS
Investments, at fair value(1),(2)                 $  3,476,883   $   82,479   $2,015,389   $115,907,203     $   898,136
Dividends receivable                                        --           --           --             --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                                --           --           --         65,628              --
Receivable for share redemptions                            --           --           --             --              --
------------------------------------------------------------------------------------------------------------------------
Total assets                                         3,476,883       82,479    2,015,389    115,972,831         898,136
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                       4,344          100        2,179        144,971             971
    Administrative charge                                  443           11          260         14,809             114
    Contract terminations                                   16           --            7         23,619           4,957
Payable for investments purchased                           --           --           --             --              --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        4,803          111        2,446        183,399           6,042
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                3,471,862       81,360    2,012,879    115,789,280         889,551
Net assets applicable to contracts in payment
  period                                                    --           --           --             --           1,341
Net assets applicable to seed money                        218        1,008           64            152           1,202
------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $  3,472,080   $   82,368   $2,012,943   $115,789,432     $   892,094
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  597,305        9,921      222,017      7,625,738          83,422
(2) Investments, at cost                          $  4,182,250   $  106,246   $2,573,068   $105,312,868     $ 1,061,312
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 244    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                   THIRD          VANK LIT        VANK LIT         VANK UIF        VANK UIF
                                                    AVE           COMSTOCK,      GRO & INC,         GLOBAL       MID CAP GRO,
DEC. 31, 2009 (CONTINUED)                           VAL             CL II           CL II      REAL EST, CL II       CL II
 ASSETS
Investments, at fair value(1),(2)               $1,455,065      $223,145,258    $  3,381,562     $ 38,630,684     $   140,547
Dividends receivable                                    --                --              --               --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                        --            69,881              --           36,598              --
Receivable for share redemptions                     1,917           385,303          42,851           52,881             166
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                     1,456,982       223,600,442       3,424,413       38,720,163         140,713
-----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   1,731           279,908           3,328           46,979             148
    Administrative charge                              186            28,443             437            4,865              18
    Contract terminations                               --            76,952          39,087            1,036              --
Payable for investments purchased                       --            69,881              --           36,598              --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    1,917           455,184          42,852           89,478             166
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            1,455,065       223,066,555       3,381,493       38,630,531         139,386
Net assets applicable to contracts in
  payment period                                        --            78,628              --               --              --
Net assets applicable to seed money                     --                75              68              154           1,161
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                $1,455,065      $223,145,258    $  3,381,561     $ 38,630,685     $   140,547
-----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              107,544        22,093,590         206,319        5,003,975          15,479
(2) Investments, at cost                        $1,931,475      $269,101,775    $  3,588,310     $ 41,148,096     $   135,036
-----------------------------------------------------------------------------------------------------------------------------


                                                 VANK UIF         VANK UIF                                          WF ADV
                                              U.S. REAL EST,   U.S. REAL EST,      WANGER           WANGER         VT INDEX
DEC. 31, 2009 (CONTINUED)                          CL I             CL II           INTL             USA          ASSET ALLOC
 ASSETS
Investments, at fair value(1),(2)               $1,184,574      $  4,005,863    $112,926,524     $ 92,855,307     $10,893,153
Dividends receivable                                    --                --              --               --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                        --                --          72,467           43,916              --
Receivable for share redemptions                     1,398             7,019         181,226          148,126          13,525
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                     1,185,972         4,012,882     113,180,217       93,047,349      10,906,678
-----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   1,242             5,159         140,280          115,520          12,082
    Administrative charge                              152               516          14,333           11,777           1,442
    Contract terminations                                5             1,344          26,612           20,830              --
Payable for investments purchased                       --                --          72,467           43,916              --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    1,399             7,019         253,692          192,043          13,524
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            1,184,493         4,005,576     112,926,273       92,855,042      10,892,515
Net assets applicable to contracts in
  payment period                                        --                --              --               --              --
Net assets applicable to seed money                     80               287             252              264             639
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                $1,184,573      $  4,005,863    $112,926,525     $ 92,855,306     $10,893,154
-----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              116,707           396,228       3,804,802        3,382,707       1,034,488
(2) Investments, at cost                        $1,649,142      $  5,733,875    $116,050,854     $102,452,581     $13,026,448
-----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    245

STATEMENTS OF ASSETS AND LIABILITIES

                                                    WF ADV        WF ADV       WF ADV       WF ADV          WF
                                                    VT C&B        VT EQ          VT        VT LG CO       ADV VT
DEC. 31, 2009 (CONTINUED)                         LG CAP VAL       INC        INTL CORE      CORE        LG CO GRO
 ASSETS
Investments, at fair value(1),(2)                 $2,297,806   $20,560,076   $1,213,662   $1,122,177    $43,056,401
Dividends receivable                                      --            --           --           --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                              --           195           --           --             --
Receivable for share redemptions                       2,801        28,188        1,635        1,368         62,368
-------------------------------------------------------------------------------------------------------------------
Total assets                                       2,300,607    20,588,459    1,215,297    1,123,545     43,118,769
-------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     2,504        24,693        1,344        1,225         52,308
    Administrative charge                                294         2,631          157          143          5,534
    Contract terminations                                  2           866          134           --          4,525
Payable for investments purchased                         --           195           --           --             --
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                      2,800        28,385        1,635        1,368         62,367
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              2,297,209    20,559,981    1,213,035    1,121,179     43,056,354
Net assets applicable to contracts in payment
  period                                                  --            --           --           --             --
Net assets applicable to seed money                      598            93          627          998             48
-------------------------------------------------------------------------------------------------------------------
Total net assets                                  $2,297,807   $20,560,074   $1,213,662   $1,122,177    $43,056,402
-------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                257,891     1,817,867      241,285       87,465      4,800,045
(2) Investments, at cost                          $2,412,163   $22,747,595   $1,842,830   $1,253,454    $42,108,489
-------------------------------------------------------------------------------------------------------------------


                                                                                 WF         WF ADV          WF
                                                                               ADV VT         VT       ADV VT TOTAL
DEC. 31, 2009 (CONTINUED)                                                     MONEY MKT   SM CAP GRO    RETURN BOND
 ASSETS
Investments, at fair value(1),(2)                                            $9,183,305   $3,392,392    $58,457,774
Dividends receivable                                                                 79           --        201,523
Accounts receivable from RiverSource Life for
  contract purchase payments                                                        286           --          2,358
Receivable for share redemptions                                                 11,903        5,520         83,088
-------------------------------------------------------------------------------------------------------------------
Total assets                                                                  9,195,573    3,397,912     58,744,743
-------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                                               10,713        3,649         71,861
    Administrative charge                                                         1,189          435          7,465
    Contract terminations                                                            --        1,437          3,762
Payable for investments purchased                                                   366           --        203,881
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                12,268        5,521        286,969
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                                         9,177,046    3,391,519     58,455,637
Net assets applicable to contracts in payment
  period                                                                             --           --             --
Net assets applicable to seed money                                               6,259          872          2,137
-------------------------------------------------------------------------------------------------------------------
Total net assets                                                             $9,183,305   $3,392,391    $58,457,774
-------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                                         9,183,305      534,235      5,653,556
(2) Investments, at cost                                                     $9,192,112   $4,515,630    $55,808,064
-------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 246    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                              INVESCO VI       INVESCO VI         INVESCO VI      INVESCO VI    INVESCO VI
                                              BASIC VAL,        CAP APPR,         CAP APPR,        CAP DEV,      CAP DEV,
YEAR ENDED DEC. 31, 2009                        SER II            SER I             SER II          SER I         SER II
 INVESTMENT INCOME
Dividend income                               $   267,542      $   37,060         $   27,791        $     --     $      --
Variable account expenses                         353,691          82,896            152,361           9,101        22,469
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (86,149)        (45,836)          (124,570)         (9,101)      (22,469)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         5,306,903       1,558,617          1,036,758         203,132       409,644
    Cost of investments sold                    8,895,965       2,153,414          1,397,633         244,713       602,196
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (3,589,062)       (594,797)          (360,875)        (41,581)     (192,552)
Distributions from capital gains                       --              --                 --              --            --
Net change in unrealized appreciation or
  depreciation of investments                  12,599,627       1,702,696          2,288,256         257,626       777,618
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  9,010,565       1,107,899          1,927,381         216,045       585,066
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $ 8,924,416      $1,062,063         $1,802,811        $206,944     $ 562,597
--------------------------------------------------------------------------------------------------------------------------


                                              INVESCO VI       INVESCO VI         INVESCO VI      INVESCO VI    INVESCO VI
                                               CORE EQ,         CORE EQ,         GLOBAL HLTH,     INTL GRO,     INTL GRO,
YEAR ENDED DEC. 31, 2009 (CONTINUED)             SER I           SER II             SER II          SER I         SER II
 INVESTMENT INCOME
Dividend income                                $  265,706        $  3,567           $    189        $ 16,868   $ 2,528,505
Variable account expenses                         210,558           3,104              2,377          15,859     2,123,866
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    55,148             463             (2,188)          1,009       404,639
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         3,935,564         100,792             47,231         218,044     7,623,963
    Cost of investments sold                    4,695,574         131,897             62,055         217,014     8,676,817
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (760,010)        (31,105)           (14,824)          1,030    (1,052,854)
Distributions from capital gains                       --              --                 --              --            --
Net change in unrealized appreciation or
  depreciation of investments                   4,263,260          79,659             48,913         337,091    44,293,057
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  3,503,250          48,554             34,089         338,121    43,240,203
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $3,558,398        $ 49,017           $ 31,901        $339,130   $43,644,842
--------------------------------------------------------------------------------------------------------------------------


                                              INVESCO VI       AB VPS BAL           AB VPS          AB VPS        AB VPS
                                             MID CAP CORE   WEALTH STRATEGY,   GLOBAL THEMATIC    GRO & INC,   INTER BOND,
YEAR ENDED DEC. 31, 2009 (CONTINUED)          EQ, SER II          CL B            GRO, CL B          CL B          CL B
 INVESTMENT INCOME
Dividend income                                $   41,820        $ 12,203         $       --       $ 450,982    $  100,647
Variable account expenses                          68,123          17,158             44,278         171,055        44,269
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (26,303)         (4,955)           (44,278)        279,927        56,378
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           616,904         398,221          1,013,917       4,970,560     1,906,361
    Cost of investments sold                      822,415         458,447          1,125,450       7,938,325     1,975,449
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (205,511)        (60,226)          (111,533)     (2,967,765)      (69,088)
Distributions from capital gains                   52,711              --                 --              --            --
Net change in unrealized appreciation or
  depreciation of investments                   1,183,501         336,748          1,475,479       4,808,492       456,196
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  1,030,701         276,522          1,363,946       1,840,727       387,108
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $1,004,398        $271,567         $1,319,668     $ 2,120,654    $  443,486
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    247

STATEMENTS OF OPERATIONS

                                                   AB VPS         AB VPS        AC VP           AC VP            AC VP
                                                  INTL VAL,    LG CAP GRO,    INC & GRO,   INFLATION PROT,       INTL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                CL B           CL B          CL I           CL II            CL II
 INVESTMENT INCOME
Dividend income                                 $  1,429,107    $       --      $ 23,915     $ 1,406,147         $  2,234
Variable account expenses                          2,372,708        79,609         6,715       1,326,690              860
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (943,601)      (79,609)       17,200          79,457            1,374
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           59,780,939     1,537,898       134,762      13,802,054           79,954
    Cost of investments sold                      86,393,809     1,873,979       206,331      14,097,140          154,022
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (26,612,870)     (336,081)      (71,569)       (295,086)         (74,068)
Distributions from capital gains                          --            --            --              --               --
Net change in unrealized appreciation or
  depreciation of investments                     70,594,432     2,221,040       120,691       6,597,275           72,802
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    43,981,562     1,884,959        49,122       6,302,189           (1,266)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ 43,037,961    $1,805,350      $ 66,322     $ 6,381,646         $    108
-------------------------------------------------------------------------------------------------------------------------


                                                    AC VP         AC VP         AC VP           AC VP             COL
                                                MID CAP VAL,      ULTRA,         VAL,            VAL,        ASSET ALLOC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                CL II         CL II          CL I           CL II           VS CL A
 INVESTMENT INCOME
Dividend income                                      $ 2,040   $    54,108      $ 34,127      $   55,574         $ 11,677
Variable account expenses                                829       522,899         8,235          14,099            3,346
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        1,211      (468,791)       25,892          41,475            8,331
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                               24,574     4,390,231       130,181       2,907,842          110,519
    Cost of investments sold                          29,133     6,387,727       193,931       2,962,277          129,857
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         (4,559)   (1,997,496)      (63,750)        (54,435)         (19,338)
Distributions from capital gains                          --            --            --              --               --
Net change in unrealized appreciation or
  depreciation of investments                         17,453    11,334,717       134,412         196,030           67,336
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        12,894     9,337,221        70,662         141,595           47,998
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          $14,105   $ 8,868,430      $ 96,554      $  183,070         $ 56,329
-------------------------------------------------------------------------------------------------------------------------


                                                     COL           COL           COL             COL              COL
                                                FEDERAL SEC,    HI YIELD,     HI YIELD,      LG CAP GRO,     MARSICO GRO,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               VS CL A       VS CL A       VS CL B         VS CL A          VS CL A
 INVESTMENT INCOME
Dividend income                                     $ 76,749      $ 38,442   $ 1,643,980        $  2,859      $ 1,816,302
Variable account expenses                             14,415         4,797       278,404           5,108        3,309,145
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       62,334        33,645     1,365,576          (2,249)      (1,492,843)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              440,418       133,020     4,103,238         249,323       11,646,966
    Cost of investments sold                         450,743       173,492     5,253,983         306,376       13,696,026
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (10,325)      (40,472)   (1,150,745)        (57,053)      (2,049,060)
Distributions from capital gains                          --            --            --              --               --
Net change in unrealized appreciation or
  depreciation of investments                        (49,170)      139,857     5,293,257         177,044       57,753,665
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       (59,495)       99,385     4,142,512         119,991       55,704,605
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         $  2,839      $133,030   $ 5,508,088        $117,742      $54,211,762
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 248    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                COL MARSICO         COL            COL             CS              CS
                                                 INTL OPP,      SM CAP VAL,     SM CO GRO,     COMMODITY        U.S. EQ
PERIOD ENDED DEC. 31, 2009 (CONTINUED)            VS CL B         VS CL B        VS CL A         RETURN        FLEX I(1)
 INVESTMENT INCOME
Dividend income                                    $ 3,443      $ 1,528,528        $    --      $ 56,880          $    --
Variable account expenses                            2,860        2,429,327          1,404         7,535              698
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        583         (900,799)        (1,404)       49,345             (698)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              7,838       14,787,617         18,869       132,520           12,021
    Cost of investments sold                        11,870       18,586,692         19,750       186,361           11,712
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       (4,032)      (3,799,075)          (881)      (53,841)             309
Distributions from capital gains                        --          316,150             --            --               --
Net change in unrealized appreciation or
  depreciation of investments                       60,626       45,139,278         26,112        82,134           14,791
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      56,594       41,656,353         25,231        28,293           15,100
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        $57,177      $40,755,554        $23,827      $ 77,638          $14,402
--------------------------------------------------------------------------------------------------------------------------


                                                  DREY IP         DREY IP        DREY SOC       DREY VIF        DREY VIF
                                               MIDCAP STOCK,     TECH GRO,      RESP GRO,        APPR,          INTL EQ,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                SERV            SERV           INIT           SERV            SERV
 INVESTMENT INCOME
Dividend income                                    $   584       $   23,933       $  9,342      $ 11,952          $ 2,038
Variable account expenses                              919          207,682         13,183         8,390            1,215
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (335)        (183,749)        (3,841)        3,562              823
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              3,677        3,145,624        235,878       112,660           13,165
    Cost of investments sold                         6,702        3,695,707        333,697       152,778           16,396
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       (3,025)        (550,083)       (97,819)      (40,118)          (3,231)
Distributions from capital gains                        --               --             --        39,368               --
Net change in unrealized appreciation or
  depreciation of investments                       21,392        6,078,907        361,097        89,365           24,318
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      18,367        5,528,824        263,278        88,615           21,087
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        $18,032       $5,345,075       $259,437      $ 92,177          $21,910
--------------------------------------------------------------------------------------------------------------------------


                                                  DREY VIF         EV VT          EG VA          EG VA           EG VA
                                                 INTL VAL,     FLOATING-RATE    CORE BOND,      DIV CAP         DIV INC
YEAR ENDED DEC. 31, 2009 (CONTINUED)                SERV            INC            CL 2      BUILDER, CL 2   BUILDER, CL 1
 INVESTMENT INCOME
Dividend income                                   $  8,063      $ 4,736,235    $   547,172      $ 34,354       $  198,856
Variable account expenses                            3,669        1,612,811        445,646        16,297           42,915
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      4,394        3,123,424        101,526        18,057          155,941
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             45,968        6,102,720      5,105,946       431,658        1,129,007
    Cost of investments sold                        66,953        7,407,008      6,420,474       531,035        1,521,873
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (20,985)      (1,304,288)    (1,314,528)      (99,377)        (392,866)
Distributions from capital gains                        --               --             --            --               --
Net change in unrealized appreciation or
  depreciation of investments                       73,660       28,583,803      2,947,404       460,130        1,185,849
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      52,675       27,279,515      1,632,876       360,753          792,983
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $ 57,069      $30,402,939    $ 1,734,402      $378,810       $  948,924
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    249

STATEMENTS OF OPERATIONS

                                                     EG VA            EG VA          EG VA         EG VA          EG VA
                                               DIV INC BUILDER,    FUNDAMENTAL    FUNDAMENTAL       GRO,         HI INC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 CL 2         LG CAP, CL 1   LG CAP, CL 2       CL 2          CL 2
 INVESTMENT INCOME
Dividend income                                   $ 1,459,817        $ 11,523     $  162,056      $     897    $ 1,818,119
Variable account expenses                             423,120          11,647        217,888        118,288        285,149
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     1,036,697            (124)       (55,832)      (117,391)     1,532,970
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             9,500,740         133,261      2,746,570      1,616,807      4,284,733
    Cost of investments sold                       13,095,595         162,590      3,087,426      2,316,201      5,635,495
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (3,594,855)        (29,329)      (340,856)      (699,394)    (1,350,762)
Distributions from capital gains                           --              --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                       9,799,263         308,347      5,205,545      3,315,938      7,118,089
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      6,204,408         279,018      4,864,689      2,616,544      5,767,327
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $ 7,241,105        $278,894     $4,808,857     $2,499,153    $ 7,300,297
--------------------------------------------------------------------------------------------------------------------------


                                                     EG VA            EG VA          EG VA         EG VA          EG VA
                                                   INTL EQ,         INTL EQ,        OMEGA,         OMEGA,     SPECIAL VAL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 CL 1             CL 2           CL 1           CL 2          CL 1
 INVESTMENT INCOME
Dividend income                                     $  48,178      $  572,119       $ 25,430     $  247,132     $   24,679
Variable account expenses                              16,283         275,967         21,648        340,927         52,998
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        31,895         296,152          3,782        (93,795)       (28,319)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                               337,691       2,684,161        501,906      4,646,751      1,577,593
    Cost of investments sold                          506,203       3,565,010        489,594      4,436,818      2,352,874
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (168,512)       (880,849)        12,312        209,933       (775,281)
Distributions from capital gains                           --              --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                         303,108       3,399,513        584,689      7,811,191      1,772,604
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        134,596       2,518,664        597,001      8,021,124        997,323
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         $ 166,491      $2,814,816       $600,783     $7,927,329     $  969,004
--------------------------------------------------------------------------------------------------------------------------


                                                     EG VA           FID VIP        FID VIP       FID VIP        FID VIP
                                                 SPECIAL VAL,         BAL,           BAL,       CONTRAFUND,    CONTRAFUND,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 CL 2            SERV CL       SERV CL 2      SERV CL       SERV CL 2
 INVESTMENT INCOME
Dividend income                                    $   38,022        $  4,273       $  1,025    $    90,321   $  2,405,851
Variable account expenses                             136,416           3,395            991         92,335      3,922,786
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (98,394)            878             34         (2,014)    (1,516,935)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             1,923,549         144,300        100,985      3,149,130    127,523,871
    Cost of investments sold                        2,773,251         187,769        137,293      4,833,639    206,603,428
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (849,702)        (43,469)       (36,308)    (1,684,509)   (79,079,557)
Distributions from capital gains                           --             892            253          1,899         56,171
Net change in unrealized appreciation or
  depreciation of investments                       3,474,923         117,527         56,114      3,713,361    146,663,808
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      2,625,221          74,950         20,059      2,030,751     67,640,422
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        $2,526,827        $ 75,828       $ 20,093    $ 2,028,737   $ 66,123,487
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 250    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                  FID VIP      FID VIP          FID VIP          FID VIP        FID VIP
                                                 DYN APPR,    GRO & INC,      GRO & INC,          GRO,           GRO,
YEAR ENDED DEC. 31, 2009 (CONTINUED)             SERV CL 2     SERV CL         SERV CL 2         SERV CL       SERV CL 2
 INVESTMENT INCOME
Dividend income                                  $     150    $   27,135         $  1,361          $   323      $   5,853
Variable account expenses                           13,301        43,605            2,446            1,070         40,329
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (13,151)      (16,470)          (1,085)            (747)       (34,476)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            485,947       795,031           39,817           10,838        593,642
    Cost of investments sold                       693,697     1,126,081           62,040           15,598        724,964
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (207,750)     (331,050)         (22,223)          (4,760)      (131,322)
Distributions from capital gains                        --            --               --               83          2,605
Net change in unrealized appreciation or
  depreciation of investments                      479,659       994,564           57,042           28,078        879,531
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     271,909       663,514           34,819           23,401        750,814
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $ 258,758    $  647,044         $ 33,734          $22,654      $ 716,338
-------------------------------------------------------------------------------------------------------------------------


                                                  FID VIP      FID VIP          FID VIP          FID VIP        FID VIP
                                                  HI INC,      HI INC,        INVEST GR,        MID CAP,       MID CAP,
YEAR ENDED DEC. 31, 2009 (CONTINUED)              SERV CL     SERV CL 2        SERV CL 2         SERV CL       SERV CL 2
 INVESTMENT INCOME
Dividend income                                 $  202,212      $ 77,050      $17,319,192       $   81,616   $    531,408
Variable account expenses                           30,880        15,477        3,359,811          197,468      1,987,415
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    171,332        61,573       13,959,381         (115,852)    (1,456,007)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          1,045,650       371,914       34,329,793        4,632,826     47,731,533
    Cost of investments sold                     1,334,416       467,923       35,284,523        5,382,767     64,381,841
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (288,766)      (96,009)        (954,730)        (749,941)   (16,650,308)
Distributions from capital gains                        --            --          856,787           70,352        590,382
Net change in unrealized appreciation or
  depreciation of investments                      986,153       407,375       11,805,845        5,505,494     57,298,517
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     697,387       311,366       11,707,902        4,825,905     41,238,591
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $  868,719      $372,939      $25,667,283       $4,710,053   $ 39,782,584
-------------------------------------------------------------------------------------------------------------------------


                                                  FID VIP      FID VIP       FTVIPT FRANK     FTVIPT FRANK   FTVIPT FRANK
                                                 OVERSEAS,    OVERSEAS,    GLOBAL REAL EST,     INC SEC,     RISING DIVD,
YEAR ENDED DEC. 31, 2009 (CONTINUED)              SERV CL     SERV CL 2          CL 2             CL 2           CL 2
 INVESTMENT INCOME
Dividend income                                 $   13,839   $   495,397      $   900,678      $ 1,700,804      $  12,262
Variable account expenses                           13,291       424,187           95,687          324,252         14,649
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        548        71,210          804,991        1,376,552         (2,387)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            776,795     5,640,795        2,306,899        5,448,552        481,807
    Cost of investments sold                     1,199,567     7,651,598        5,012,867        6,761,386        621,236
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (422,772)   (2,010,803)      (2,705,968)      (1,312,834)      (139,429)
Distributions from capital gains                     2,957        83,635               --               --             --
Net change in unrealized appreciation or
  depreciation of investments                      550,713     8,062,224        2,897,793        6,077,730        237,716
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     130,898     6,135,056          191,825        4,764,896         98,287
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $  131,446   $ 6,206,266      $   996,816      $ 6,141,448      $  95,900
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    251

STATEMENTS OF OPERATIONS

                                           FTVIPT FRANK      FTVIPT FRANK       FTVIPT           FTVIPT          FTVIPT
                                           SM CAP VAL,        SM MID CAP     MUTUAL SHARES   TEMP DEV MKTS    TEMP FOR SEC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)           CL 2           GRO, CL 2        SEC, CL 2       SEC, CL 2          CL 2
 INVESTMENT INCOME
Dividend income                             $  111,668         $      --      $ 1,274,887        $  47,230     $   593,182
Variable account expenses                       86,962           144,554          913,738           13,019         214,060
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 24,706          (144,554)         361,149           34,211         379,122
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                      1,828,574         2,871,716       16,015,066          389,785       4,982,251
    Cost of investments sold                 2,354,149         3,902,093       20,778,285          582,481       6,340,220
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 (525,575)       (1,030,377)      (4,763,219)        (192,696)     (1,357,969)
Distributions from capital gains               307,518                --               --            4,560         731,785
Net change in unrealized appreciation
  or depreciation of investments             1,801,125         4,998,986       18,949,175          704,335       5,114,490
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               1,583,068         3,968,609       14,185,956          516,199       4,488,306
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $1,607,774       $ 3,824,055      $14,547,105        $ 550,410     $ 4,867,428
---------------------------------------------------------------------------------------------------------------------------


                                              FTVIPT            FTVIPT          GS VIT           GS VIT          GS VIT
                                        TEMP GLOBAL BOND,   TEMP GRO SEC,   STRATEGIC GRO,    MID CAP VAL,   STRATEGIC INTL
YEAR ENDED DEC. 31, 2009 (CONTINUED)           CL 2              CL 2            INST             INST          EQ, INST
 INVESTMENT INCOME
Dividend income                            $30,139,244         $  97,514         $  2,109     $  1,789,819        $  3,872
Variable account expenses                    3,349,818            47,885            6,279        1,682,069           3,458
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net             26,789,426            49,629           (4,170)         107,750             414
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                     32,528,177           332,490           53,706       26,840,100          72,030
    Cost of investments sold                31,189,572           526,518           65,802       41,242,332         114,536
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                1,338,605          (194,028)         (12,096)     (14,402,232)        (42,506)
Distributions from capital gains                    --                --               --               --              --
Net change in unrealized appreciation
  or depreciation of investments             3,674,310           972,158          164,999       42,553,845          90,419
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               5,012,915           778,130          152,903       28,151,613          47,913
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                $31,802,341         $ 827,759         $148,733     $ 28,259,363        $ 48,327
---------------------------------------------------------------------------------------------------------------------------


                                              GS VIT         JANUS ASPEN      JANUS ASPEN     JANUS ASPEN      JANUS ASPEN
                                           STRUCTD U.S.          BAL,         ENTERPRISE,     GLOBAL TECH,       JANUS,
YEAR ENDED DEC. 31, 2009 (CONTINUED)         EQ, INST            INST            SERV             SERV            SERV
 INVESTMENT INCOME
Dividend income                             $   74,897          $ 92,580         $     --           $   --     $   703,888
Variable account expenses                       58,223            44,263           14,234            4,812       2,974,655
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 16,674            48,317          (14,234)          (4,812)     (2,270,767)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                      1,499,902           750,650          386,061          342,990      11,947,564
    Cost of investments sold                 2,102,928           763,533          475,166          347,297      15,240,666
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 (603,026)          (12,883)         (89,105)          (4,307)     (3,293,102)
Distributions from capital gains                    --           120,730               --               --              --
Net change in unrealized appreciation
  or depreciation of investments             1,290,681           519,230          449,387          148,367      62,860,774
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 687,655           627,077          360,282          144,060      59,567,672
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $  704,329          $675,394         $346,048         $139,248     $57,296,905
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 252    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                             JANUS ASPEN   JANUS ASPEN       JPM INS          LAZARD       LAZARD RETIRE
                                              OVERSEAS,       WORLD,     TRUST U.S. EQ,    RETIRE INTL    U.S. STRATEGIC,
PERIOD ENDED DEC. 31, 2009 (CONTINUED)           SERV          INST          CL 1(2)         EQ, SERV           SERV
 INVESTMENT INCOME
Dividend income                               $   12,300     $  13,360       $     --        $  4,899          $  1,524
Variable account expenses                         47,769        13,296          5,664           3,522             2,749
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (35,469)           64         (5,664)          1,377            (1,225)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        1,615,754       229,473         70,571         164,583            36,892
    Cost of investments sold                   1,577,179       363,231         62,360         196,445            50,778
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     38,575      (133,758)         8,211         (31,862)          (13,886)
Distributions from capital gains                  89,404            --             --              --                --
Net change in unrealized appreciation or
  depreciation of investments                  1,550,516       436,310        148,480          69,918            56,157
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 1,678,495       302,552        156,691          38,056            42,271
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $1,643,026     $ 302,616       $151,027        $ 39,433          $ 41,046
-------------------------------------------------------------------------------------------------------------------------


                                              LM CB VAR     LVIP BARON         MFS             MFS              MFS
                                             SM CAP GRO,     GRO OPP,    INV GRO STOCK,     INV TRUST,       INV TRUST,
YEAR ENDED DEC. 31, 2009 (CONTINUED)             CL I        SERV CL         SERV CL         INIT CL          SERV CL
 INVESTMENT INCOME
Dividend income                                     $ --          $ --       $ 11,310        $ 47,951           $ 5,667
Variable account expenses                          1,613        15,362         31,744          39,591             5,977
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (1,613)      (15,362)       (20,434)          8,360              (310)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           15,815       191,383        879,896         782,195           187,818
    Cost of investments sold                      11,300       202,862      1,043,519         922,917           227,486
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      4,515       (11,479)      (163,623)       (140,722)          (39,668)
Distributions from capital gains                      --            --             --              --                --
Net change in unrealized appreciation or
  depreciation of investments                     38,374       349,682        968,686         754,908           133,673
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    42,889       338,203        805,063         614,186            94,005
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $41,276      $322,841     $  784,629       $ 622,546          $ 93,695
-------------------------------------------------------------------------------------------------------------------------


                                                 MFS           MFS             MFS             MFS              MFS
                                               NEW DIS,      NEW DIS,       RESEARCH,     TOTAL RETURN,    TOTAL RETURN,
YEAR ENDED DEC. 31, 2009 (CONTINUED)           INIT CL       SERV CL         INIT CL         INIT CL          SERV CL
 INVESTMENT INCOME
Dividend income                                $      --    $       --       $ 19,107        $  8,949       $ 1,742,438
Variable account expenses                         16,886        38,361         19,950           2,571           615,434
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (16,886)      (38,361)          (843)          6,378         1,127,004
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          497,919       553,546        234,442         259,790        12,803,989
    Cost of investments sold                     609,626       756,731        277,650         355,415        16,040,144
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (111,707)     (203,185)       (43,208)        (95,625)       (3,236,155)
Distributions from capital gains                      --            --             --              --                --
Net change in unrealized appreciation or
  depreciation of investments                    683,677     1,672,925        376,849         101,252         8,867,868
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   571,970     1,469,740        333,641           5,627         5,631,713
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $ 555,084    $1,431,379       $332,798        $ 12,005       $ 6,758,717
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    253

STATEMENTS OF OPERATIONS

                                              MFS             MFS              NACM               OPCAP             OPPEN
                                           UTILITIES,     UTILITIES,          SM CAP,           MANAGED,          CAP APPR
YEAR ENDED DEC. 31, 2009 (CONTINUED)        INIT CL         SERV CL            CL I               CL I               VA
 INVESTMENT INCOME
Dividend income                            $  363,806      $  172,111        $     317           $  37,632          $  3,464
Variable account expenses                     100,120          53,312            8,465              21,797            15,099
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               263,686         118,799           (8,148)             15,835           (11,635)
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                     2,284,401         956,298          158,043             269,038           233,020
    Cost of investments sold                2,742,086       1,185,564          318,617             410,405           323,386
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                (457,685)       (229,266)        (160,574)           (141,367)          (90,366)
Distributions from capital gains                   --              --               --                  --                --
Net change in unrealized appreciation or
  depreciation of investments               2,067,532       1,131,821          242,904             442,434           484,593
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              1,609,847         902,555           82,330             301,067           394,227
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                $1,873,533      $1,021,354        $  74,182           $ 316,902          $382,592
-----------------------------------------------------------------------------------------------------------------------------


                                             OPPEN           OPPEN             OPPEN              OPPEN             OPPEN
                                            CAP APPR      GLOBAL SEC        GLOBAL SEC           HI INC            HI INC
YEAR ENDED DEC. 31, 2009 (CONTINUED)        VA, SERV          VA             VA, SERV              VA             VA, SERV
 INVESTMENT INCOME
Dividend income                           $     2,701         $ 1,988       $  202,629           $      --        $       --
Variable account expenses                     638,002           1,255          141,104               3,000            19,613
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net              (635,301)            733           61,525              (3,000)          (19,613)
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                     7,539,816          36,514        2,465,882              93,052           311,830
    Cost of investments sold                9,334,066          42,678        3,342,924             437,122         1,007,387
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                              (1,794,250)         (6,164)        (877,042)           (344,070)         (695,557)
Distributions from capital gains                   --           1,896          224,700                  --                --
Net change in unrealized appreciation or
  depreciation of investments              15,958,647          33,389        3,812,687             392,956         1,072,948
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments             14,164,397          29,121        3,160,345              48,886           377,391
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations               $13,529,096         $29,854       $3,221,870           $  45,886        $  357,778
-----------------------------------------------------------------------------------------------------------------------------


                                             OPPEN           OPPEN             OPPEN              OPPEN             PIMCO
                                            MAIN ST     MAIN ST SM CAP   GLOBAL STRATEGIC   GLOBAL STRATEGIC   VIT ALL ASSET,
YEAR ENDED DEC. 31, 2009 (CONTINUED)           VA          VA, SERV           INC VA          INC VA, SERV       ADVISOR CL
 INVESTMENT INCOME
Dividend income                              $  2,808     $    36,022         $    913        $    708,134      $  9,929,741
Variable account expenses                       2,028          75,567            2,396           5,108,876         2,534,554
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   780         (39,545)          (1,483)         (4,400,742)        7,395,187
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        49,175         943,241          123,022          21,651,159        82,966,393
    Cost of investments sold                   60,048       1,218,557          112,069          23,574,521        96,018,048
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 (10,873)       (275,316)          10,953          (1,923,362)      (13,051,655)
Distributions from capital gains                   --              --              138             221,935                --
Net change in unrealized appreciation or
  depreciation of investments                  46,191       1,997,775           20,201          56,192,753        33,305,851
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 35,318       1,722,459           31,292          54,491,326        20,254,196
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $ 36,098      $1,682,914         $ 29,809         $50,090,584      $ 27,649,383
-----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 254    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                       PUT VT        PUT VT      PUT VT        PUT VT        PUT VT
                                                      DIV INC,      DIV INC,   GLOBAL EQ,   GLOBAL HLTH    GRO & INC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                    CL IA        CL IB        CL IA     CARE, CL IB      CL IA
 INVESTMENT INCOME
Dividend income                                        $  88,237    $ 49,616    $    674      $214,483      $  74,548
Variable account expenses                                 16,957       9,680       5,289        26,924         34,136
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           71,280      39,936      (4,615)      187,559         40,412

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                  241,722     179,752      44,266       731,753        294,517
    Cost of investments sold                             351,058     254,271      73,058       745,974        552,606
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments        (109,336)    (74,519)    (28,792)      (14,221)      (258,089)
Distributions from capital gains                              --          --          --            --             --
Net change in unrealized appreciation or
  depreciation of investments                            537,539     320,958     130,916       228,297        843,390
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                           428,203     246,439     102,124       214,076        585,301
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      $ 499,483    $286,375    $ 97,509      $401,635      $ 625,713
---------------------------------------------------------------------------------------------------------------------


                                                       PUT VT        PUT VT      PUT VT        PUT VT        PUT VT
                                                     GRO & INC,    HI YIELD,    HI YIELD,       INC,        INTL EQ,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                    CL IB        CL IA        CL IB        CL IB         CL IB
 INVESTMENT INCOME
Dividend income                                      $   128,441   $  61,851    $ 44,634       $ 4,776     $       --
Variable account expenses                                 57,545       8,387       5,659         1,022        190,922
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           70,896      53,464      38,975         3,754       (190,922)
---------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                1,369,401     162,535     169,712        39,935      3,063,005
    Cost of investments sold                           2,488,919     263,401     249,560        45,982      4,927,233
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments      (1,119,518)   (100,866)    (79,848)       (6,047)    (1,864,228)
Distributions from capital gains                              --          --          --            --             --
Net change in unrealized appreciation or
  depreciation of investments                          2,156,822     276,273     197,398        31,197      5,020,197
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         1,037,304     175,407     117,550        25,150      3,155,969
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $  1,108,200   $ 228,871    $156,525       $28,904    $ 2,965,047
---------------------------------------------------------------------------------------------------------------------


                                                       PUT VT        PUT VT      PUT VT        PUT VT        PUT VT
                                                      INTL VAL,    INTL GRO,    NEW OPP,     RESEARCH,    SM CAP VAL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                    CL IB        CL IB        CL IA        CL IB         CL IB
 INVESTMENT INCOME
Dividend income                                           $   --    $ 14,460    $ 10,324      $  2,111      $  13,067
Variable account expenses                                     56      12,094      21,466         2,014         12,737
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              (56)      2,366     (11,142)           97            330
---------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                       63     182,674     232,022        70,506        167,707
    Cost of investments sold                                 113     199,066     331,005        82,210        324,430
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (50)    (16,392)    (98,983)      (11,704)      (156,723)
Distributions from capital gains                              --          --          --            --             --
Net change in unrealized appreciation or
  depreciation of investments                              1,029     307,555     525,867        56,441        367,532
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               979     291,163     426,884        44,737        210,809
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         $  923    $293,529    $415,742      $ 44,834      $ 211,139
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    255

STATEMENTS OF OPERATIONS

                                                  PUT VT        PUT VT         PUT VT           ROYCE           ROYCE
                                                  VISTA,       VOYAGER,       VOYAGER,       MICRO-CAP,        SM-CAP,
YEAR ENDED DEC. 31, 2009 (CONTINUED)              CL IB          CL IA         CL IB          INVEST CL       INVEST CL
 INVESTMENT INCOME
Dividend income                                 $       --       $  2,808     $   8,593         $     --        $     --
Variable account expenses                           55,181          3,537        14,255           27,667          19,441
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (55,181)          (729)       (5,662)         (27,667)        (19,441)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            882,523         27,079       216,266          622,666         317,096
    Cost of investments sold                     1,339,491         40,416       396,198          713,536         375,465
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (456,968)       (13,337)     (179,932)         (90,870)        (58,369)
Distributions from capital gains                        --             --            --               --              --
Net change in unrealized appreciation or
  depreciation of investments                    1,812,736        135,142       671,714          931,089         443,692
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   1,355,768        121,805       491,782          840,219         385,323
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $1,300,587       $121,076     $ 486,120         $812,552        $365,882
------------------------------------------------------------------------------------------------------------------------


                                                 VP DAVIS        VP GS        VP PTNRS         RVS VP           RVS VP
                                               NY VENTURE,   MID CAP VAL,   SM CAP VAL,         BAL,          CASH MGMT,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               CL 3          CL 3           CL 3            CL 3             CL 3
 INVESTMENT INCOME
Dividend income                                $        --        $    --   $        --       $       --     $    46,184
Variable account expenses                        2,981,220            884       940,617           65,705       1,485,275
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (2,981,220)          (884)     (940,617)         (65,705)     (1,439,091)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                         19,046,292         42,272    11,417,818        1,270,198      40,991,448
    Cost of investments sold                    22,499,776         49,947    15,475,188        1,752,102      40,982,448
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (3,453,484)        (7,675)   (4,057,370)        (481,904)          9,000
Distributions from capital gains                        --             --            --               --              --
Net change in unrealized appreciation or
  depreciation of investments                   68,040,223         23,204    22,561,172        1,506,884          64,674
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  64,586,739         15,529    18,503,802        1,024,980          73,674
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $61,605,519        $14,645   $17,563,185       $  959,275     $(1,365,417)
------------------------------------------------------------------------------------------------------------------------


                                                  RVS VP        RVS VP         RVS VP          RVS VP           RVS VP
                                                DIV BOND,     DIV EQ INC,     DYN EQ,     GLOBAL INFLATION     HI YIELD
YEAR ENDED DEC. 31, 2009 (CONTINUED)               CL 3          CL 3           CL 3       PROT SEC, CL 3     BOND, CL 3
 INVESTMENT INCOME
Dividend income                                $17,056,108   $         --   $        --      $21,893,892     $ 2,690,170
Variable account expenses                        6,396,952      5,285,527       804,461        3,551,679         455,107
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 10,659,156     (5,285,527)     (804,461)      18,342,213       2,235,063
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                         92,715,691     33,578,541     8,237,863       14,337,667       8,233,813
    Cost of investments sold                    94,745,822     44,557,294    12,070,335       14,446,042       9,529,511
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (2,030,131)   (10,978,753)   (3,832,472)        (108,375)     (1,295,698)
Distributions from capital gains                        --             --            --           10,909              --
Net change in unrealized appreciation or
  depreciation of investments                   37,318,762    102,651,166    15,578,530       (6,419,051)     10,074,652
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  35,288,631     91,672,413    11,746,058       (6,516,517)      8,778,954
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $45,947,787   $ 86,386,886   $10,941,597      $11,825,696     $11,014,017
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 256    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                     RVS VP        RVS VP        RVS VP        RVS VP         RVS VP
                                                      INC          MID CAP       MID CAP      S&P 500,         SHORT
YEAR ENDED DEC. 31, 2009 (CONTINUED)               OPP, CL 3      GRO, CL 3     VAL, CL 3       CL 3      DURATION, CL 3
 INVESTMENT INCOME
Dividend income                                   $ 7,353,082     $       --     $     --    $       --     $ 1,807,774
Variable account expenses                           2,587,745         74,103       12,020       155,670       1,054,831
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     4,765,337        (74,103)     (12,020)     (155,670)        752,943
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            14,814,178      1,548,134      194,759     3,224,123      14,599,065
    Cost of investments sold                       16,405,949      1,873,596      247,010     4,040,283      14,751,683
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments   (1,591,771)      (325,462)     (52,251)     (816,160)       (152,618)
Distributions from capital gains                           --             --           --            --              --
Net change in unrealized appreciation or
  depreciation of investments                      45,572,981      2,593,322      295,791     3,553,447       1,848,328
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     43,981,210      2,267,860      243,540     2,737,287       1,695,710
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 $48,746,547     $2,193,757     $231,520    $2,581,617     $ 2,448,653
------------------------------------------------------------------------------------------------------------------------


                                                     SEL VP        SEL VP        SEL VP       THDL VP         THDL VP
                                                      GRO,         LG CAP        SM CAP         EMER           INTL
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  CL 3        VAL, CL 3     VAL, CL 3    MKTS, CL 3      OPP, CL 3
 INVESTMENT INCOME
Dividend income                                   $        --       $     --    $      --   $   369,788       $  12,816
Variable account expenses                             125,355          1,240       24,802     1,719,377          11,692
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (125,355)        (1,240)     (24,802)   (1,349,589)          1,124
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            11,302,435         20,743      395,345    45,771,168         214,344
    Cost of investments sold                       17,323,183         36,564      630,858    55,319,758         315,561
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments   (6,020,748)       (15,821)    (235,513)   (9,548,590)       (101,217)
Distributions from capital gains                           --             --           --            --              --
Net change in unrealized appreciation or
  depreciation of investments                       7,932,970         31,467      848,821    67,950,171         289,362
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      1,912,222         15,646      613,308    58,401,581         188,145
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 $ 1,786,867       $ 14,406    $ 588,506   $57,051,992       $ 189,269
------------------------------------------------------------------------------------------------------------------------


                                                     THIRD        VANK LIT      VANK LIT      VANK UIF       VANK UIF
                                                      AVE         COMSTOCK,    GRO & INC,   GLOBAL REAL    MID CAP GRO,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  VAL           CL II         CL II      EST, CL II        CL II
 INVESTMENT INCOME
Dividend income                                    $       --   $  9,483,393    $ 108,372   $     7,276         $    --
Variable account expenses                              21,737      3,446,742       38,809       605,579           2,178
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (21,737)     6,036,651       69,563      (598,303)         (2,178)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                               663,969     62,161,930      412,244    20,906,780          98,923
    Cost of investments sold                        1,054,121     91,214,976      527,063    28,860,031          80,573
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments     (390,152)   (29,053,046)    (114,819)   (7,953,251)         18,350
Distributions from capital gains                      327,902             --           --            --              --
Net change in unrealized appreciation or
  depreciation of investments                         581,137     74,027,871      663,874    22,171,708          50,538
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        518,887     44,974,825      549,055    14,218,457          68,888
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $  497,150   $ 51,011,476   $  618,618   $13,620,154         $66,710
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    257

STATEMENTS OF OPERATIONS

                                                   VANK UIF         VANK UIF                                      WF ADV
                                                U.S. REAL EST,   U.S. REAL EST,      WANGER         WANGER       VT INDEX
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 CL I             CL II           INTL           USA       ASSET ALLOC
 INVESTMENT INCOME
Dividend income                                     $  34,660      $  110,290     $  4,130,968   $        --   $   227,399
Variable account expenses                              14,335          59,910        1,755,557     1,245,078       159,794
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        20,325          50,380        2,375,411    (1,245,078)       67,605
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
                                                  -----------      ----------     ------------   -----------   -----------
Realized gain (loss) on sales of investments:
    Proceeds from sales                               375,491       1,263,927       45,784,403    10,975,558     3,911,761
    Cost of investments sold                          717,867       2,212,432       58,103,703    14,433,349     5,308,398
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (342,376)       (948,505)     (12,319,300)   (3,457,791)   (1,396,637)
Distributions from capital gains                           --              --               --            --            --
Net change in unrealized appreciation or
  depreciation of investments                         581,728       1,944,196       52,747,921    32,629,325     2,680,607
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        239,352         995,691       40,428,621    29,171,534     1,283,970
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         $ 259,677      $1,046,071     $ 42,804,032   $27,926,456   $ 1,351,575
--------------------------------------------------------------------------------------------------------------------------


                                                    WF ADV           WF ADV          WF ADV         WF ADV        WF ADV
                                                    VT C&B            VT EQ            VT          VT LG CO      VT LG CO
YEAR ENDED DEC. 31, 2009 (CONTINUED)              LG CAP VAL           INC          INTL CORE        CORE          GRO
 INVESTMENT INCOME
Dividend income                                   $    82,975      $  289,272        $  38,031      $ 18,841   $   146,803
Variable account expenses                              66,863         233,387           17,699        13,831       537,849
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        16,112          55,885           20,332         5,010      (391,046)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             5,799,226       2,498,343          477,536       130,924     6,957,287
    Cost of investments sold                        8,012,503       3,370,209          843,561       172,233     8,635,587
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (2,213,277)       (871,866)        (366,025)      (41,309)   (1,678,300)
Distributions from capital gains                           --              --               --            --            --
Net change in unrealized appreciation or
  depreciation of investments                       2,846,380       3,988,894          456,372       335,365    14,394,070
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        633,103       3,117,028           90,347       294,056    12,715,770
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $   649,215      $3,172,913        $ 110,679      $299,066   $12,324,724
--------------------------------------------------------------------------------------------------------------------------


                                                                                     WF ADV         WF ADV        WF ADV
                                                                                       VT             VT         VT TOTAL
YEAR ENDED DEC. 31, 2009 (CONTINUED)                                                MONEY MKT     SM CAP GRO   RETURN BOND
 INVESTMENT INCOME
Dividend income                                                                      $  15,096    $       --    $2,463,766
Variable account expenses                                                              176,132        42,112       873,352
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                       (161,036)      (42,112)    1,590,414
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                                              9,899,164       892,442     9,745,738
    Cost of investments sold                                                         9,908,082     1,534,647     9,671,003
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                                                           (8,918)     (642,205)       74,735
Distributions from capital gains                                                            --            --       231,313
Net change in unrealized appreciation or
  depreciation of investments                                                            8,879     1,896,750     3,324,120
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                             (39)    1,254,545     3,630,168
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                         $ (161,075)   $1,212,433    $5,220,582
--------------------------------------------------------------------------------------------------------------------------



(1)    For the period Oct. 2, 2009 (commencement of operations) to Dec. 31,
       2009.

(2)    For the period April 24, 2009 (commencement of operations) to Dec. 31,
       2009.

See accompanying notes to financial statements.



 258    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                     INVESCO VI    INVESCO VI    INVESCO VI   INVESCO VI   INVESCO VI
                                                     BASIC VAL,    CAP APPR,     CAP APPR,     CAP DEV,     CAP DEV,
YEAR ENDED DEC. 31, 2009                               SER II        SER I         SER II        SER I       SER II
 OPERATIONS
Investment income (loss) -- net                     $   (86,149)  $   (45,836)  $  (124,570)   $  (9,101)  $  (22,469)
Net realized gain (loss) on sales of investments     (3,589,062)     (594,797)     (360,875)     (41,581)    (192,552)
Distributions from capital gains                             --            --            --           --           --
Net change in unrealized appreciation or
  depreciation of investments                        12,599,627     1,702,696     2,288,256      257,626      777,618
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     8,924,416     1,062,063     1,802,811      206,944      562,597
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               57,724        12,322        31,134        1,420       11,987
Net transfers(1)                                     (1,411,375)       (6,783)      872,232       (3,422)     (85,505)
Adjustments to net assets allocated to contracts
  in payment period                                      (1,456)       (1,315)           --           --           --
Contract terminations:
    Surrender benefits and contract charges          (2,170,455)   (1,014,721)     (595,900)    (173,500)    (204,125)
    Death benefits                                     (138,949)     (131,287)      (85,367)      (6,906)      (5,321)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (3,664,511)   (1,141,784)      222,099     (182,408)    (282,964)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      20,638,802     6,419,388     9,010,667      572,990    1,545,920
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $25,898,707   $ 6,339,667   $11,035,577    $ 597,526   $1,825,553
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               32,005,430    13,206,500    12,066,679      733,509    1,764,824
Contract purchase payments                               86,690        25,496        40,041        1,880       13,592
Net transfers(1)                                     (1,508,335)      (33,430)    1,229,173       (4,611)     (86,415)
Contract terminations:
    Surrender benefits and contract charges          (2,766,446)   (1,993,978)     (758,980)    (182,742)    (180,313)
    Death benefits                                     (210,386)     (218,027)     (117,947)      (5,936)      (5,211)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     27,606,953    10,986,561    12,458,966      542,100    1,506,477
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    259

STATEMENTS OF CHANGES IN NET ASSETS

                                                    INVESCO VI   INVESCO VI    INVESCO VI    INVESCO VI    INVESCO VI
                                                     CORE EQ,     CORE EQ,    GLOBAL HLTH,    INTL GRO,     INTL GRO,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  SER I        SER II        SER II         SER I        SER II
 OPERATIONS
Investment income (loss) -- net                    $    55,148    $    463      $ (2,188)    $    1,009   $    404,639
Net realized gain (loss) on sales of investments      (760,010)    (31,105)      (14,824)         1,030     (1,052,854)
Distributions from capital gains                            --          --            --             --             --
Net change in unrealized appreciation or
  depreciation of investments                        4,263,260      79,659        48,913        337,091     44,293,057
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    3,558,398      49,017        31,901        339,130     43,644,842
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              35,913          75        31,964          2,124     20,202,965
Net transfers(1)                                      (283,186)    (54,418)       17,519         64,020     88,934,127
Adjustments to net assets allocated to contracts
  in payment period                                     (8,576)         --            --            (29)            --
Contract terminations:
    Surrender benefits and contract charges         (2,723,489)    (26,049)       (3,809)      (157,326)    (6,398,702)
    Death benefits                                    (400,671)     (2,934)           --         (9,437)    (1,457,312)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (3,380,009)    (83,326)       45,674       (100,648)   101,281,078
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     15,915,090     286,810       102,185      1,027,334     65,963,199
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $16,093,479    $252,501      $179,760     $1,265,816   $210,889,119
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              18,619,281     361,804       140,805        836,322    108,308,306
Contract purchase payments                              34,700          --        42,450          1,733     28,940,582
Net transfers(1)                                      (351,190)    (75,450)       20,111         55,003    134,602,997
Contract terminations:
    Surrender benefits and contract charges         (2,989,575)    (29,771)       (5,324)      (113,146)    (9,093,547)
    Death benefits                                    (448,890)     (4,672)           --         (7,229)    (2,109,588)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    14,864,326     251,911       198,042        772,683    260,648,750
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 260    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                              INVESCO VI         AB VPS BAL           AB VPS          AB VPS        AB VPS
                                           MID CAP CORE EQ,   WEALTH STRATEGY,   GLOBAL THEMATIC    GRO & INC,   INTER BOND,
YEAR ENDED DEC. 31, 2009 (CONTINUED)            SER II              CL B            GRO, CL B          CL B          CL B
 OPERATIONS
Investment income (loss) -- net               $  (26,303)        $   (4,955)       $   (44,278)    $   279,927   $    56,378
Net realized gain (loss) on sales of
  investments                                   (205,511)           (60,226)          (111,533)     (2,967,765)      (69,088)
Distributions from capital gains                  52,711                 --                 --              --            --
Net change in unrealized appreciation or
  depreciation of investments                  1,183,501            336,748          1,475,479       4,808,492       456,196
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    1,004,398            271,567          1,319,668       2,120,654       443,486
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        15,091              6,075             60,226         186,431         2,251
Net transfers(1)                                 (67,109)          (104,362)          (103,047)     (1,280,333)      (88,045)
Adjustments to net assets allocated to
  contracts in payment period                         --                 --                 --          (1,470)           --
Contract terminations:
    Surrender benefits and contract
          charges                               (332,151)          (170,196)          (468,132)     (2,895,580)     (350,765)
    Death benefits                               (33,084)           (33,767)           (75,056)       (108,157)     (806,490)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (417,253)          (302,250)          (586,009)     (4,099,109)   (1,243,049)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                3,920,142          1,412,770          2,645,099      15,181,326     3,202,861
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $4,507,287         $1,382,087        $ 3,378,758     $13,202,871   $ 2,403,298
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         4,201,271          1,717,233          7,480,050      19,114,991     2,640,196
Contract purchase payments                        16,888              6,979            145,843         207,830         1,711
Net transfers(1)                                 (72,693)          (130,922)          (192,830)     (1,705,574)      (69,663)
Contract terminations:
    Surrender benefits and contract
          charges                               (328,278)          (190,802)        (1,123,189)     (3,512,887)     (275,816)
    Death benefits                               (34,377)           (35,605)          (136,587)       (128,820)     (610,671)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               3,782,811          1,366,883          6,173,287      13,975,540     1,685,757
----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    261

STATEMENTS OF CHANGES IN NET ASSETS

                                                      AB VPS         AB VPS        AC VP          AC VP          AC VP
                                                     INTL VAL,    LG CAP GRO,   INC & GRO,   INFLATION PROT,     INTL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                   CL B           CL B         CL I           CL II          CL II
 OPERATIONS
Investment income (loss) -- net                    $   (943,601)  $   (79,609)   $  17,200     $    79,457     $  1,374
Net realized gain (loss) on sales of investments    (26,612,870)     (336,081)     (71,569)       (295,086)     (74,068)
Distributions from capital gains                             --            --           --              --           --
Net change in unrealized appreciation or
  depreciation of investments                        70,594,432     2,221,040      120,691       6,597,275       72,802
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    43,037,961     1,805,350       66,322       6,381,646          108
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           12,041,297        31,488          627         159,973          150
Net transfers(1)                                    (39,503,305)     (219,631)     (23,227)      9,115,459      (55,399)
Adjustments to net assets allocated to contracts
  in payment period                                     (52,733)           --           --              --           --
Contract terminations:
    Surrender benefits and contract charges          (8,509,117)     (830,966)    (102,219)     (6,595,083)     (23,456)
    Death benefits                                   (1,573,238)      (65,318)      (2,105)       (941,161)          --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (37,597,096)   (1,084,427)    (126,924)      1,739,188      (78,705)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     143,374,192     5,727,565      550,468      78,899,410      109,383
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $148,815,057   $ 6,448,488    $ 489,866     $87,020,244     $ 30,786
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              177,554,370    12,149,276      555,235      72,178,921      113,813
Contract purchase payments                           15,300,805        46,827          690         141,876           --
Net transfers(1)                                    (41,160,030)     (467,506)     (26,623)      7,709,470      (70,436)
Contract terminations:
    Surrender benefits and contract charges          (9,683,896)   (1,555,353)    (102,947)     (5,789,673)     (19,897)
    Death benefits                                   (1,817,575)     (118,715)      (2,056)       (826,799)          --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    140,193,674    10,054,529      424,299      73,413,795       23,480
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 262    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                        AC VP         AC VP        AC VP       AC VP         COL
                                                    MID CAP VAL,      ULTRA,        VAL,       VAL,     ASSET ALLOC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                    CL II         CL II         CL I       CL II       VS CL A
 OPERATIONS
Investment income (loss) -- net                        $ 1,211     $  (468,791)  $  25,892   $ 41,475     $   8,331
Net realized gain (loss) on sales of investments        (4,559)     (1,997,496)    (63,750)   (54,435)      (19,338)
Distributions from capital gains                            --              --          --         --            --
Net change in unrealized appreciation or
  depreciation of investments                           17,453      11,334,717     134,412    196,030        67,336
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       14,105       8,868,430      96,554    183,070        56,329
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               1,682         131,223       1,531     40,387           120
Net transfers(1)                                        11,592        (433,695)    (12,655)   114,039       (21,401)
Adjustments to net assets allocated to contracts
  in payment period                                         --              --         (92)        --            --
Contract terminations:
    Surrender benefits and contract charges               (487)     (1,997,553)   (104,064)   (52,555)      (74,250)
    Death benefits                                          --        (230,121)     (2,865)        --        (7,481)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          12,787      (2,530,146)   (118,145)   101,871      (103,012)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         40,395      29,168,503     655,952    311,096       302,418
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $67,287     $35,506,787   $ 634,361   $596,037     $ 255,735
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  58,886      42,319,697     455,714    353,464       260,977
Contract purchase payments                               2,413         181,217       1,148     45,338            97
Net transfers(1)                                        16,410        (644,708)     (9,996)   234,838       (20,399)
Contract terminations:
    Surrender benefits and contract charges               (340)     (2,615,502)    (72,051)   (61,094)      (55,137)
    Death benefits                                          --        (311,772)     (1,904)        --        (5,330)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        77,369      38,928,932     372,911    572,546       180,208
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    263

STATEMENTS OF CHANGES IN NET ASSETS

                                                       COL          COL          COL           COL            COL
                                                  FEDERAL SEC,   HI YIELD,    HI YIELD,    LG CAP GRO,   MARSICO GRO,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 VS CL A      VS CL A      VS CL B       VS CL A        VS CL A
 OPERATIONS
Investment income (loss) -- net                    $   62,334    $  33,645   $ 1,365,576    $  (2,249)   $ (1,492,843)
Net realized gain (loss) on sales of investments      (10,325)     (40,472)   (1,150,745)     (57,053)     (2,049,060)
Distributions from capital gains                           --           --            --           --              --
Net change in unrealized appreciation or
  depreciation of investments                         (49,170)     139,857     5,293,257      177,044      57,753,665
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       2,839      133,030     5,508,088      117,742      54,211,762
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 --           --       158,858           --      29,484,109
Net transfers(1)                                      (85,287)       1,347    (1,376,770)     (31,471)     50,294,577
Adjustments to net assets allocated to contracts
  in payment period                                        --           --            --           --              --
Contract terminations:
    Surrender benefits and contract charges          (266,657)     (97,240)   (1,482,082)    (164,045)    (10,147,908)
    Death benefits                                    (32,991)     (14,942)     (194,298)     (39,859)     (2,138,446)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (384,935)    (110,835)   (2,894,292)    (235,375)     67,492,332
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     1,455,479      391,584    14,997,657      548,056     150,148,703
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $1,073,383    $ 413,779   $17,611,453    $ 430,423    $271,852,797
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              1,203,524      490,395    19,036,810      719,433     224,766,469
Contract purchase payments                                 --           --       168,915           --      41,240,316
Net transfers(1)                                      (71,893)         765    (1,675,444)     (43,105)     77,546,280
Contract terminations:
    Surrender benefits and contract charges          (222,371)    (109,365)   (1,531,212)    (207,056)    (14,219,659)
    Death benefits                                    (27,537)     (17,772)     (203,244)     (45,388)     (2,998,643)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      881,723      364,023    15,795,825      423,884     326,334,763
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 264    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                   COL MARSICO        COL           COL          CS          CS
                                                    INTL OPP,     SM CAP VAL,   SM CO GRO,   COMMODITY    U.S. EQ
PERIOD ENDED DEC. 31, 2009 (CONTINUED)               VS CL B        VS CL B       VS CL A      RETURN    FLEX I(2)
 OPERATIONS
Investment income (loss) -- net                      $    583    $   (900,799)   $ (1,404)   $  49,345    $   (698)
Net realized gain (loss) on sales of investments       (4,032)     (3,799,075)       (881)     (53,841)        309
Distributions from capital gains                           --         316,150          --           --          --
Net change in unrealized appreciation or
  depreciation of investments                          60,626      45,139,278      26,112       82,134      14,791
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      57,177      40,755,554      23,827       77,638      14,402
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             14,717      21,640,498          --       84,177           6
Net transfers(1)                                      113,562      34,675,554       4,317      137,441     176,951
Adjustments to net assets allocated to contracts
  in payment period                                        --              --          --           --          --
Contract terminations:
    Surrender benefits and contract charges            (4,975)     (7,449,782)    (11,719)      (5,152)     (2,148)
    Death benefits                                         --      (1,570,553)         --      (66,160)     (2,127)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        123,304      47,295,717      (7,402)     150,306     172,682
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       106,905     113,726,292     112,116      351,341          --
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $287,386    $201,777,563    $128,541    $ 579,285    $187,084
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                184,125     127,803,326      91,948      489,185          --
Contract purchase payments                             19,652      24,152,504          --      114,055           6
Net transfers(1)                                      170,302      43,808,317       2,884      191,037     176,784
Contract terminations:
    Surrender benefits and contract charges            (7,414)     (8,023,102)     (9,908)      (6,500)     (2,047)
    Death benefits                                         --      (1,680,045)         --     (101,331)     (2,035)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      366,665     186,061,000      84,924      686,446     172,708
------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    265

STATEMENTS OF CHANGES IN NET ASSETS

                                                        DREY IP        DREY IP        DREY      DREY VIF   DREY VIF
                                                     MIDCAP STOCK,    TECH GRO,     SOC RESP      APPR,    INTL EQ,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                      SERV           SERV       GRO, INIT     SERV       SERV
 OPERATIONS
Investment income (loss) -- net                         $  (335)     $  (183,749)  $   (3,841)  $  3,562   $    823
Net realized gain (loss) on sales of investments         (3,025)        (550,083)     (97,819)   (40,118)    (3,231)
Distributions from capital gains                             --               --           --     39,368         --
Net change in unrealized appreciation or
  depreciation of investments                            21,392        6,078,907      361,097     89,365     24,318
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        18,032        5,345,075      259,437     92,177     21,910
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                   --           31,663          160         --     63,891
Net transfers(1)                                          2,157       (1,915,405)         (53)   (25,851)     4,648
Adjustments to net assets allocated to contracts in
  payment period                                             --               --           --         --         --
Contract terminations:
    Surrender benefits and contract charges                (129)        (861,160)    (170,234)   (56,996)    (3,842)
    Death benefits                                           --         (117,573)     (34,467)   (12,349)        --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            2,028       (2,862,475)    (204,594)   (95,196)    64,697
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          55,419       11,540,731      944,547    588,663     32,089
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $75,479      $14,023,331   $  999,390   $585,644   $118,696
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   71,837       16,568,955    1,941,419    671,502     50,209
Contract purchase payments                                   --           40,893          305         --    100,493
Net transfers(1)                                          1,737       (2,424,941)       1,952    (34,745)     9,345
Contract terminations:
    Surrender benefits and contract charges                (149)      (1,014,196)    (321,977)   (70,637)    (5,876)
    Death benefits                                           --         (140,093)     (62,494)   (11,768)        --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         73,425       13,030,618    1,559,205    554,352    154,171
-------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 266    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                               DREY VIF       EV VT          EG VA            EG VA              EG VA
                                              INTL VAL,   FLOATING-RATE    CORE BOND,   DIV CAP BUILDER,   DIV INC BUILDER,
YEAR ENDED DEC. 31, 2009 (CONTINUED)             SERV          INC            CL 2            CL 2               CL 1
 OPERATIONS
Investment income (loss) -- net                $  4,394    $  3,123,424   $   101,526      $   18,057         $  155,941
Net realized gain (loss) on sales of
  investments                                   (20,985)     (1,304,288)   (1,314,528)        (99,377)          (392,866)
Distributions from capital gains                     --              --            --              --                 --
Net change in unrealized appreciation or
  depreciation of investments                    73,660      28,583,803     2,947,404         460,130          1,185,849
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      57,069      30,402,939     1,734,402         378,810            948,924
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        7,668      14,586,485        53,515              15              1,878
Net transfers(1)                                (19,294)     25,311,359     2,116,648         (49,139)          (171,705)
Adjustments to net assets allocated to
  contracts in payment period                        --              --            --              --            (22,301)
Contract terminations:
    Surrender benefits and contract charges     (20,073)     (5,941,627)   (3,306,783)       (241,104)          (753,056)
    Death benefits                                   --      (1,185,619)     (527,001)        (99,201)           (37,374)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (31,699)     32,770,598    (1,663,621)       (389,429)          (982,558)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 206,306      67,320,423    30,172,976       1,102,236          3,552,834
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $231,676    $130,493,960   $30,243,757      $1,091,617         $3,519,200
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          217,164      95,579,227    33,670,855       1,483,329          3,138,105
Contract purchase payments                        8,854      16,149,075        60,572              19              1,465
Net transfers(1)                                (16,081)     26,639,508     2,202,929         (55,945)          (155,820)
Contract terminations:
    Surrender benefits and contract charges     (19,194)     (6,655,143)   (3,577,071)       (253,758)          (579,649)
    Death benefits                                   --      (1,317,817)     (566,227)       (102,370)           (32,383)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                190,743     130,394,850    31,791,058       1,071,275          2,371,718
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    267

STATEMENTS OF CHANGES IN NET ASSETS

                                                      EG VA            EG VA          EG VA         EG VA         EG VA
                                                DIV INC BUILDER,    FUNDAMENTAL    FUNDAMENTAL       GRO,        HI INC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  CL 2         LG CAP, CL 1   LG CAP, CL 2       CL 2          CL 2
 OPERATIONS
Investment income (loss) -- net                    $ 1,036,697      $     (124)    $   (55,832)  $  (117,391)  $ 1,532,970
Net realized gain (loss) on sales of
  investments                                       (3,594,855)        (29,329)       (340,856)     (699,394)   (1,350,762)
Distributions from capital gains                            --              --              --            --            --
Net change in unrealized appreciation or
  depreciation of investments                        9,799,263         308,347       5,205,545     3,315,938     7,118,089
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          7,241,105         278,894       4,808,857     2,499,153     7,300,297
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              45,793              --          23,372        23,375        54,905
Net transfers(1)                                    (4,187,605)         16,713         958,551      (423,900)   (1,553,350)
Adjustments to net assets allocated to
  contracts in payment period                               --              --              --            --            --
Contract terminations:
    Surrender benefits and contract charges         (3,310,083)        (61,931)     (1,417,992)     (762,712)   (1,555,263)
    Death benefits                                    (393,438)        (44,716)       (162,442)      (74,439)     (336,985)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (7,845,333)        (89,934)       (598,511)   (1,237,676)   (3,390,693)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     27,821,221         895,163      14,025,727     7,576,800    16,621,964
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $27,216,993      $1,084,123     $18,236,073   $ 8,838,277   $20,531,568
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              31,866,920       1,005,137      13,036,461     7,669,262    17,576,601
Contract purchase payments                              46,395              --          20,285        20,988        47,746
Net transfers(1)                                    (4,478,212)         12,039         994,713      (431,254)   (1,535,019)
Contract terminations:
    Surrender benefits and contract charges         (3,232,297)        (65,754)     (1,176,455)     (660,471)   (1,324,538)
    Death benefits                                    (394,755)        (45,209)       (125,280)      (68,612)     (274,374)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    23,808,051         906,213      12,749,724     6,529,913    14,490,416
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 268    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                       EG VA        EG VA         EG VA        EG VA          EG VA
                                                     INTL EQ,      INTL EQ,      OMEGA,        OMEGA,     SPECIAL VAL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                   CL 1          CL 2         CL 1          CL 2          CL 1
 OPERATIONS
Investment income (loss) -- net                     $   31,895   $   296,152   $    3,782   $   (93,795)   $   (28,319)
Net realized gain (loss) on sales of investments      (168,512)     (880,849)      12,312       209,933       (775,281)
Distributions from capital gains                            --            --           --            --             --
Net change in unrealized appreciation or
  depreciation of investments                          303,108     3,399,513      584,689     7,811,191      1,772,604
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      166,491     2,814,816      600,783     7,927,329        969,004
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 505        89,225        8,529        47,908          6,759
Net transfers(1)                                       (79,415)    1,976,515      (51,455)   (1,587,266)      (212,550)
Adjustments to net assets allocated to contracts
  in payment period                                     (1,407)           --       (1,024)           --             --
Contract terminations:
    Surrender benefits and contract charges           (213,837)   (1,803,231)    (328,313)   (1,925,468)    (1,154,339)
    Death benefits                                      (2,686)     (152,922)     (42,861)     (184,173)       (84,212)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (296,840)      109,587     (415,124)   (3,648,999)    (1,444,342)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      1,531,212    18,267,346    1,747,793    21,189,184      4,884,102
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $1,400,863   $21,191,749   $1,933,452   $25,467,514    $ 4,408,764
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               1,356,523    15,059,255    2,756,436    20,003,816      3,345,307
Contract purchase payments                                 504        83,349       11,246        42,193          4,705
Net transfers(1)                                       (79,495)    1,872,968      (92,105)   (1,323,249)      (163,070)
Contract terminations:
    Surrender benefits and contract charges           (189,570)   (1,449,507)    (469,521)   (1,553,192)      (761,348)
    Death benefits                                      (2,761)     (128,991)     (58,610)     (153,696)       (61,138)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     1,085,201    15,437,074    2,147,446    17,015,872      2,364,456
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    269

STATEMENTS OF CHANGES IN NET ASSETS

                                                        EG VA       FID VIP     FID VIP      FID VIP        FID VIP
                                                    SPECIAL VAL,      BAL,        BAL,     CONTRAFUND,    CONTRAFUND,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                    CL 2        SERV CL    SERV CL 2     SERV CL       SERV CL 2
 OPERATIONS
Investment income (loss) -- net                      $   (98,394)  $     878    $     34   $    (2,014)  $  (1,516,935)
Net realized gain (loss) on sales of investments        (849,702)    (43,469)    (36,308)   (1,684,509)    (79,079,557)
Distributions from capital gains                              --         892         253         1,899          56,171
Net change in unrealized appreciation or
  depreciation of investments                          3,474,923     117,527      56,114     3,713,361     146,663,808
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      2,526,827      75,828      20,093     2,028,737      66,123,487
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                28,010          --          --       181,476      11,879,965
Net transfers(1)                                        (297,939)      4,919       5,472      (838,926)   (100,803,307)
Adjustments to net assets allocated to contracts
  in payment period                                           --          --          --        (1,113)         (1,767)
Contract terminations:
    Surrender benefits and contract charges           (1,092,063)   (103,259)    (61,089)   (1,957,646)    (17,177,237)
    Death benefits                                      (168,084)    (28,168)         --      (125,498)     (2,529,209)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (1,530,076)   (126,508)    (55,617)   (2,741,707)   (108,631,555)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       10,170,803     312,869     104,083     8,451,056     271,439,932
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $11,167,554   $ 262,189    $ 68,559   $ 7,738,086   $ 228,931,864
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 8,934,898     382,249     119,799     9,274,301     272,161,639
Contract purchase payments                                20,936          --          --       153,068      12,165,361
Net transfers(1)                                        (241,512)      1,960       1,661    (1,011,452)    (96,201,630)
Contract terminations:
    Surrender benefits and contract charges             (869,841)   (108,725)    (63,144)   (1,942,688)    (15,646,068)
    Death benefits                                      (125,194)    (40,990)         --      (128,784)     (2,400,963)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       7,719,287     234,494      58,316     6,344,445     170,078,339
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 270    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                        FID VIP      FID VIP      FID VIP     FID VIP     FID VIP
                                                       DYN APPR,   GRO & INC,   GRO & INC,     GRO,        GRO,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                   SERV CL 2     SERV CL     SERV CL 2    SERV CL    SERV CL 2
 OPERATIONS
Investment income (loss) -- net                       $  (13,151)  $  (16,470)   $ (1,085)   $   (747)  $  (34,476)
Net realized gain (loss) on sales of investments        (207,750)    (331,050)    (22,223)     (4,760)    (131,322)
Distributions from capital gains                              --           --          --          83        2,605
Net change in unrealized appreciation or
  depreciation of investments                            479,659      994,564      57,042      28,078      879,531
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             258,758      647,044      33,734      22,654      716,338
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                    --        3,746         215       1,147        3,891
Net transfers(1)                                         (34,880)     (41,019)      1,382       5,317       51,672
Adjustments to net assets allocated to contracts in
  payment period                                          (8,598)          --          --          --         (984)
Contract terminations:
    Surrender benefits and contract charges             (274,154)    (374,472)    (29,303)     (8,937)    (381,444)
    Death benefits                                            --     (210,562)     (3,323)       (834)     (22,368)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (317,632)    (622,307)    (31,029)     (3,307)    (349,233)
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        1,105,437    2,999,858     172,350      81,181    2,928,516
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $1,046,563   $3,024,595    $175,055    $100,528   $3,295,621
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 1,260,000    4,294,360     218,899     147,087    3,980,454
Contract purchase payments                                    --        5,132         264       1,695        5,717
Net transfers(1)                                         (45,771)     (45,702)      2,672       9,151       81,288
Contract terminations:
    Surrender benefits and contract charges             (315,077)    (506,811)    (40,649)    (12,800)    (478,622)
    Death benefits                                            --     (288,843)     (3,623)     (1,420)     (22,362)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         899,152    3,458,136     177,563     143,713    3,566,475
------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    271

STATEMENTS OF CHANGES IN NET ASSETS

                                                      FID VIP      FID VIP       FID VIP       FID VIP        FID VIP
                                                      HI INC,      HI INC,     INVEST GR,      MID CAP,      MID CAP,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  SERV CL     SERV CL 2     SERV CL 2      SERV CL       SERV CL 2
 OPERATIONS
Investment income (loss) -- net                     $  171,332   $   61,573   $ 13,959,381   $  (115,852)  $ (1,456,007)
Net realized gain (loss) on sales of investments      (288,766)     (96,009)      (954,730)     (749,941)   (16,650,308)
Distributions from capital gains                            --           --        856,787        70,352        590,382
Net change in unrealized appreciation or
  depreciation of investments                          986,153      407,375     11,805,845     5,505,494     57,298,517
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      868,719      372,939     25,667,283     4,710,053     39,782,584
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             113,057           75     23,771,886        14,283     10,096,467
Net transfers(1)                                        53,293      (46,888)    15,343,031      (701,684)   (37,729,468)
Adjustments to net assets allocated to contracts
  in payment period                                    (13,663)          --             --       (25,804)          (247)
Contract terminations:
    Surrender benefits and contract charges           (703,886)    (252,035)   (13,385,047)   (2,946,577)    (8,669,942)
    Death benefits                                      (3,815)     (25,455)    (2,359,065)     (250,121)    (1,289,876)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (555,014)    (324,303)    23,370,805    (3,909,903)   (37,593,066)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      2,417,049    1,041,537    186,242,552    14,784,403    127,460,423
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $2,730,754   $1,090,173   $235,280,640   $15,584,553   $129,649,941
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               2,896,116    1,011,087    181,669,645     9,170,009    107,920,621
Contract purchase payments                              98,006           --     21,598,564         7,856      8,163,141
Net transfers(1)                                        17,545      (42,978)    12,987,571      (470,790)   (29,151,950)
Contract terminations:
    Surrender benefits and contract charges           (692,093)    (202,300)   (12,170,618)   (1,559,488)    (6,267,336)
    Death benefits                                      (4,382)     (18,025)    (2,147,764)     (141,185)      (972,378)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     2,315,192      747,784    201,937,398     7,006,402     79,692,098
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 272    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                 FID VIP      FID VIP       FTVIPT FRANK     FTVIPT FRANK   FTVIPT FRANK
                                                OVERSEAS,    OVERSEAS,    GLOBAL REAL EST,     INC SEC,     RISING DIVD,
YEAR ENDED DEC. 31, 2009 (CONTINUED)             SERV CL     SERV CL 2          CL 2             CL 2           CL 2
 OPERATIONS
Investment income (loss) -- net                $      548   $    71,210      $   804,991      $ 1,376,552    $   (2,387)
Net realized gain (loss) on sales of
  investments                                    (422,772)   (2,010,803)      (2,705,968)      (1,312,834)     (139,429)
Distributions from capital gains                    2,957        83,635               --               --            --
Net change in unrealized appreciation or
  depreciation of investments                     550,713     8,062,224        2,897,793        6,077,730       237,716
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       131,446     6,206,266          996,816        6,141,448        95,900
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          1,644        77,010            5,314          424,209            --
Net transfers(1)                                 (455,374)      (47,417)        (537,651)        (881,876)     (181,956)
Adjustments to net assets allocated to
  contracts in payment period                      (1,437)          (83)              --          (11,230)           --
Contract terminations:
    Surrender benefits and contract charges      (100,318)   (2,135,558)        (676,067)      (2,609,567)     (129,277)
    Death benefits                                (87,960)     (282,183)         (99,255)        (258,184)           --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (643,445)   (2,388,231)      (1,307,659)      (3,336,648)     (311,233)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 1,272,955    25,326,771        7,104,783       20,865,272       964,301
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $  760,956   $29,144,806      $ 6,793,940      $23,670,072    $  748,968
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          1,856,364    24,643,946        6,198,922       18,728,554     1,110,704
Contract purchase payments                          2,628        82,982            4,791          354,070            --
Net transfers(1)                                 (719,726)      387,508         (524,085)        (930,532)     (221,828)
Contract terminations:
    Surrender benefits and contract charges      (132,258)   (2,001,837)        (592,906)      (2,042,942)     (143,274)
    Death benefits                               (140,229)     (269,564)         (90,329)        (185,626)           --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  866,779    22,843,035        4,996,393       15,923,524       745,602
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    273

STATEMENTS OF CHANGES IN NET ASSETS

                                           FTVIPT FRANK     FTVIPT FRANK    FTVIPT MUTUAL    FTVIPT TEMP    FTVIPT TEMP
                                            SM CAP VAL,   SM MID CAP GRO,    SHARES SEC,    DEV MKTS SEC,     FOR SEC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)           CL 2             CL 2             CL 2            CL 2           CL 2
 OPERATIONS
Investment income (loss) -- net             $    24,706     $  (144,554)     $    361,149     $   34,211    $   379,122
Net realized gain (loss) on sales of
  investments                                  (525,575)     (1,030,377)       (4,763,219)      (192,696)    (1,357,969)
Distributions from capital gains                307,518              --                --          4,560        731,785
Net change in unrealized appreciation or
  depreciation of investments                 1,801,125       4,998,986        18,949,175        704,335      5,114,490
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   1,607,774       3,824,055        14,547,105        550,410      4,867,428
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       12,316          41,181           245,527            960         28,629
Net transfers(1)                               (379,243)       (411,263)       (1,411,412)       (14,348)    (1,452,075)
Adjustments to net assets allocated to
  contracts in payment period                      (344)         (1,852)           (1,483)       (30,484)            --
Contract terminations:
    Surrender benefits and contract
          charges                              (931,391)     (1,811,070)      (11,268,353)      (170,215)    (2,337,870)
    Death benefits                              (49,275)       (103,829)         (878,895)        (1,485)      (188,051)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                               (1,347,937)     (2,286,833)      (13,314,616)      (215,572)    (3,949,367)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               6,702,665      10,707,551        70,941,591        927,433     16,811,332
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $ 6,962,502     $12,244,773      $ 72,174,080     $1,262,271    $17,729,393
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        5,912,802      20,487,188        62,659,607        661,385     17,025,396
Contract purchase payments                       11,250          74,010           198,908            566         27,758
Net transfers(1)                               (288,234)       (830,419)       (1,373,385)       (22,050)    (1,653,507)
Contract terminations:
    Surrender benefits and contract
          charges                              (775,486)     (2,851,729)       (9,505,361)      (100,597)    (2,009,558)
    Death benefits                              (35,395)       (182,059)         (732,578)        (1,118)      (158,562)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              4,824,937      16,696,991        51,247,191        538,186     13,231,527
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 274    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                             FTVIPT TEMP   FTVIPT TEMP       GS VIT          GS VIT            GS VIT
                                            GLOBAL BOND,     GRO SEC,    STRATEGIC GRO,   MID CAP VAL,   STRATEGIC INTL EQ,
YEAR ENDED DEC. 31, 2009 (CONTINUED)            CL 2           CL 2           INST            INST              INST
 OPERATIONS
Investment income (loss) -- net             $ 26,789,426    $   49,629      $ (4,170)     $    107,750        $    414
Net realized gain (loss) on sales of
  investments                                  1,338,605      (194,028)      (12,096)      (14,402,232)        (42,506)
Distributions from capital gains                      --            --            --                --              --
Net change in unrealized appreciation or
  depreciation of investments                  3,674,310       972,158       164,999        42,553,845          90,419
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   31,802,341       827,759       148,733        28,259,363          48,327
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                    23,554,745       118,840           271         7,667,651              83
Net transfers(1)                               6,436,232        95,405       114,870       (16,529,794)        (22,453)
Adjustments to net assets allocated to
  contracts in payment period                    (36,522)           --            --           (28,749)             --
Contract terminations:
    Surrender benefits and contract
          charges                            (13,329,233)     (133,955)      (45,869)       (6,858,052)        (35,313)
    Death benefits                            (2,403,467)           --            --        (1,121,998)         (1,622)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                14,221,755        80,290        69,272       (16,870,942)        (59,305)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year              191,199,516     2,776,478       315,118       101,943,087         243,652
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $237,223,612    $3,684,527      $533,123      $113,331,508        $232,674
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year       140,066,692     3,540,563       590,490        85,198,490         388,621
Contract purchase payments                    16,388,361       168,080           382         6,134,794              96
Net transfers(1)                               3,528,605       125,005       177,233       (12,806,849)        (35,405)
Contract terminations:
    Surrender benefits and contract
          charges                             (9,067,315)     (148,550)      (77,554)       (5,109,086)        (50,993)
    Death benefits                            (1,638,178)           --            --          (937,824)         (2,927)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year             149,278,165     3,685,098       690,551        72,479,525         299,392
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    275

STATEMENTS OF CHANGES IN NET ASSETS

                                                  GS VIT        JANUS ASPEN   JANUS ASPEN    JANUS ASPEN    JANUS ASPEN
                                             STRUCTD U.S. EQ,       BAL,      ENTERPRISE,   GLOBAL TECH,      JANUS,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               INST             INST          SERV          SERV           SERV
 OPERATIONS
Investment income (loss) -- net                 $    16,674      $   48,317    $  (14,234)    $  (4,812)   $ (2,270,767)
Net realized gain (loss) on sales of
  investments                                      (603,026)        (12,883)      (89,105)       (4,307)     (3,293,102)
Distributions from capital gains                         --         120,730            --            --              --
Net change in unrealized appreciation or
  depreciation of investments                     1,290,681         519,230       449,387       148,367      62,860,774
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         704,329         675,394       346,048       139,248      57,296,905
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           73,599           4,480         1,493           424      25,578,670
Net transfers(1)                                   (538,045)       (110,047)     (106,256)       82,566      16,570,780
Adjustments to net assets allocated to
  contracts in payment period                        (1,253)           (513)           --            --              --
Contract terminations:
    Surrender benefits and contract charges        (736,333)       (539,432)     (177,957)     (132,836)     (9,312,158)
    Death benefits                                  (25,767)        (49,854)       (5,104)       (1,492)     (1,944,959)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (1,227,799)       (695,366)     (287,824)      (51,338)     30,892,333
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   4,499,821       3,249,768       869,976       218,988     146,733,812
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 3,976,351      $3,229,796    $  928,200     $ 306,898    $234,923,050
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            7,116,160       1,818,544     2,527,239       801,706     245,828,387
Contract purchase payments                          118,325           2,416         3,837         1,288      37,830,797
Net transfers(1)                                   (792,172)        (63,320)     (244,478)      273,041      26,644,083
Contract terminations:
    Surrender benefits and contract charges      (1,120,339)       (277,345)     (399,376)     (346,104)    (14,078,624)
    Death benefits                                  (40,104)        (24,152)      (10,519)       (3,722)     (2,938,565)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  5,281,870       1,456,143     1,876,703       726,209     293,286,078
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 276    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                             JANUS ASPEN   JANUS ASPEN         JPM             LAZARD        LAZARD RETIRE
                                              OVERSEAS,       WORLD,     INS TRUST U.S.   RETIRE INTL EQ,   U.S. STRATEGIC,
PERIOD ENDED DEC. 31, 2009 (CONTINUED)           SERV          INST        EQ, CL 1(3)          SERV              SERV
 OPERATIONS
Investment income (loss) -- net               $  (35,469)   $       64      $ (5,664)        $   1,377          $ (1,225)
Net realized gain (loss) on sales of
  investments                                     38,575      (133,758)        8,211           (31,862)          (13,886)
Distributions from capital gains                  89,404            --            --                --                --
Net change in unrealized appreciation or
  depreciation of investments                  1,550,516       436,310       148,480            69,918            56,157
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    1,643,026       302,616       151,027            39,433            41,046
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        17,863         2,128           538                14                 3
Net transfers(1)                                 (42,213)       32,040       487,164          (104,819)          (14,174)
Adjustments to net assets allocated to
  contracts in payment period                         --        (6,531)           --                --                --
Contract terminations:
    Surrender benefits and contract charges     (720,043)     (147,546)      (19,743)          (37,336)           (6,238)
    Death benefits                               (37,712)      (25,958)      (11,053)               --                --
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (782,105)     (145,867)      456,906          (142,141)          (20,409)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                2,477,600       866,307            --           265,755           165,395
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $3,338,521    $1,023,056      $607,933         $ 163,047          $186,032
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         3,517,501       961,947            --           334,513           212,835
Contract purchase payments                        15,917         2,361           420                17                 4
Net transfers(1)                                (181,361)       43,037       485,796          (118,304)          (13,363)
Contract terminations:
    Surrender benefits and contract charges     (629,944)     (143,068)      (16,420)          (45,259)           (7,630)
    Death benefits                               (29,569)      (22,916)      (10,761)               --                --
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               2,692,544       841,361       459,035           170,967           191,846
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    277

STATEMENTS OF CHANGES IN NET ASSETS

                                                     LM CB VAR    LVIP BARON     MFS INV      MFS INV     MFS INV
                                                    SM CAP GRO,    GRO OPP,    GRO STOCK,     TRUST,       TRUST,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                    CL I        SERV CL      SERV CL      INIT CL     SERV CL
 OPERATIONS
Investment income (loss) -- net                       $ (1,613)   $  (15,362)  $  (20,434)  $    8,360   $    (310)
Net realized gain (loss) on sales of investments         4,515       (11,479)    (163,623)    (140,722)    (39,668)
Distributions from capital gains                            --            --           --           --          --
Net change in unrealized appreciation or
  depreciation of investments                           38,374       349,682      968,686      754,908     133,673
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       41,276       322,841      784,629      622,546      93,695
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              43,110           255       11,024        5,657       4,396
Net transfers(1)                                        51,974       (74,392)     (82,666)    (104,292)    (78,301)
Adjustments to net assets allocated to contracts
  in payment period                                         --            --         (728)          --          --
Contract terminations:
    Surrender benefits and contract charges               (400)      (65,598)    (517,401)    (513,981)    (67,098)
    Death benefits                                          --       (15,947)     (53,984)      (4,120)     (7,119)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          94,684      (155,682)    (643,755)    (616,736)   (148,122)
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         24,193       934,041    2,548,884    2,983,917     526,095
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $160,153    $1,101,200   $2,689,758   $2,989,727   $ 471,668
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  38,777       887,718    4,743,369    4,020,564     686,964
Contract purchase payments                              62,976           193       19,416        6,134       7,577
Net transfers(1)                                        86,489       (57,289)    (241,675)    (135,325)   (111,646)
Contract terminations:
    Surrender benefits and contract charges               (146)      (52,869)    (824,195)    (659,520)    (71,873)
    Death benefits                                          --       (12,143)     (58,227)      (5,041)    (11,500)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       188,096       765,610    3,638,688    3,226,812     499,522
------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 278    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                       MFS          MFS          MFS           MFS             MFS
                                                    NEW DIS,     NEW DIS,     RESEARCH,   TOTAL RETURN,   TOTAL RETURN,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 INIT CL      SERV CL      INIT CL       INIT CL         SERV CL
 OPERATIONS
Investment income (loss) -- net                    $  (16,886)  $  (38,361)  $     (843)    $   6,378      $  1,127,004
Net realized gain (loss) on sales of investments     (111,707)    (203,185)     (43,208)      (95,625)       (3,236,155)
Distributions from capital gains                           --           --           --            --                --
Net change in unrealized appreciation or
  depreciation of investments                         683,677    1,672,925      376,849       101,252         8,867,868
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     555,084    1,431,379      332,798        12,005         6,758,717
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------
Contract purchase payments                              3,095        3,153        3,367           150           725,306
Net transfers(1)                                       98,408       10,496      (64,973)     (185,798)       (2,430,009)
Adjustments to net assets allocated to contracts
  in payment period                                        (5)        (575)          --            --                --
Contract terminations:
  Surrender benefits and contract charges            (291,672)    (295,180)    (118,164)      (19,795)       (7,895,956)
  Death benefits                                       (5,629)     (21,155)     (15,830)           --          (771,818)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (195,803)    (303,261)    (195,600)     (205,443)      (10,372,477)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       927,872    2,528,549    1,307,121       378,959        51,120,091
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $1,287,153   $3,656,667   $1,444,319     $ 185,521      $ 47,506,331
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              1,356,862    3,948,562    2,025,642       317,933        46,240,907
Contract purchase payments                              3,077        5,307        4,657           132           667,052
Net transfers(1)                                      156,087      (22,047)     (99,289)     (169,860)       (2,294,435)
Contract terminations:
  Surrender benefits and contract charges            (342,780)    (379,296)    (158,517)      (14,824)       (6,948,758)
  Death benefits                                       (5,407)     (29,268)     (21,135)           --          (668,694)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    1,167,839    3,523,258    1,751,358       133,381        36,996,072
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    279

STATEMENTS OF CHANGES IN NET ASSETS

                                                          MFS           MFS         NACM        OPCAP        OPPEN
                                                       UTILITIES,   UTILITIES,    SM CAP,     MANAGED,     CAP APPR
YEAR ENDED DEC. 31, 2009 (CONTINUED)                    INIT CL       SERV CL       CL I        CL I          VA
 OPERATIONS
Investment income (loss) -- net                       $   263,686   $  118,799   $  (8,148)  $   15,835   $  (11,635)
Net realized gain (loss) on sales of investments         (457,685)    (229,266)   (160,574)    (141,367)     (90,366)
Distributions from capital gains                               --           --          --           --           --
Net change in unrealized appreciation or
  depreciation of investments                           2,067,532    1,131,821     242,904      442,434      484,593
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            1,873,533    1,021,354      74,182      316,902      382,592
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                  5,724      134,345       1,773        1,444        1,728
Net transfers(1)                                         (451,855)      18,242     (21,422)     (43,245)     (39,704)
Adjustments to net assets allocated to contracts in
  payment period                                          (26,849)          --          --         (460)          --
Contract terminations:
  Surrender benefits and contract charges              (1,173,075)    (397,813)   (103,058)    (171,569)    (142,075)
  Death benefits                                         (249,968)     (48,194)     (6,138)     (14,699)     (20,385)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (1,896,023)    (293,420)   (128,845)    (228,529)    (200,436)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         7,512,843    3,437,916     709,512    1,580,484    1,023,620
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $ 7,490,353   $4,165,850   $ 654,849   $1,668,857   $1,205,776
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  6,566,572    2,167,829     611,649      878,080    1,062,013
Contract purchase payments                                  4,108       86,550       1,676          809        1,670
Net transfers(1)                                         (437,329)      22,426     (22,004)     (26,186)     (40,026)
Contract terminations:
  Surrender benefits and contract charges                (960,901)    (234,516)    (90,675)     (90,844)    (129,377)
  Death benefits                                         (209,047)     (22,877)     (5,310)      (7,834)     (16,433)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        4,963,403    2,019,412     495,336      754,025      877,847
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 280    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                      OPPEN         OPPEN          OPPEN         OPPEN        OPPEN
                                                  CAP APPR VA,   GLOBAL SEC   GLOBAL SEC VA,     HI INC      HI INC
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  SERV           VA            SERV            VA       VA, SERV
 OPERATIONS
Investment income (loss) -- net                    $  (635,301)   $    733      $    61,525    $  (3,000)  $  (19,613)
Net realized gain (loss) on sales of investments    (1,794,250)     (6,164)        (877,042)    (344,070)    (695,557)
Distributions from capital gains                            --       1,896          224,700           --           --
Net change in unrealized appreciation or
  depreciation of investments                       15,958,647      33,389        3,812,687      392,956    1,072,948
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   13,529,096      29,854        3,221,870       45,886      357,778
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------
Contract purchase payments                             170,941          --           45,207          272           24
Net transfers(1)                                    (2,536,978)     (1,940)        (116,992)      (5,801)     528,471
Adjustments to net assets allocated to contracts
  in payment period                                     (1,238)         --           (2,089)          --           --
Contract terminations:
  Surrender benefits and contract charges           (3,139,924)    (33,325)      (1,523,388)     (33,122)    (169,592)
  Death benefits                                      (351,831)         --          (64,981)      (6,909)     (10,074)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (5,859,030)    (35,265)      (1,662,243)     (45,560)     348,829
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     36,063,331      84,294        9,964,784      214,185    1,165,387
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $43,733,397    $ 78,883      $11,524,411    $ 214,511   $1,871,994
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              47,883,434      63,424        9,580,390      762,940    4,159,155
Contract purchase payments                             198,574          --           42,345          916           90
Net transfers(1)                                    (3,206,708)     (1,672)        (198,367)      (8,255)   1,780,235
Contract terminations:
  Surrender benefits and contract charges           (3,534,842)    (18,689)      (1,281,772)    (115,680)    (544,171)
  Death benefits                                      (407,360)         --          (54,090)     (21,595)     (32,979)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    40,933,098      43,063        8,088,506      618,326    5,362,330
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    281

STATEMENTS OF CHANGES IN NET ASSETS

                                             OPPEN    OPPEN MAIN ST         OPPEN                OPPEN            PIMCO VIT
                                            MAIN ST       SM CAP      GLOBAL STRATEGIC   GLOBAL STRATEGIC INC    ALL ASSET,
YEAR ENDED DEC. 31, 2009 (CONTINUED)          VA         VA, SERV          INC VA              VA, SERV          ADVISOR CL
 OPERATIONS
Investment income (loss) -- net            $    780     $  (39,545)       $  (1,483)         $ (4,400,742)      $  7,395,187
Net realized gain (loss) on sales of
  investments                               (10,873)      (275,316)          10,953            (1,923,362)       (13,051,655)
Distributions from capital gains                 --             --              138               221,935                 --
Net change in unrealized appreciation or
  depreciation of investments                46,191      1,997,775           20,201            56,192,753         33,305,851
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  36,098      1,682,914           29,809            50,090,584         27,649,383
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                       40         98,352               --            34,826,545         21,071,427
Net transfers(1)                                423        (10,225)              --            40,593,636        (60,132,136)
Adjustments to net assets allocated to
  contracts in payment period                    --        (23,250)              --               (50,018)                --
Contract terminations:
  Surrender benefits and contract charges   (46,174)      (561,389)        (120,626)          (22,836,074)        (8,504,001)
  Death benefits                                 --        (48,554)              --            (3,713,047)        (1,702,196)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                              (45,711)      (545,066)        (120,626)           48,821,042        (49,266,906)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year             137,613      5,275,661          168,773           277,034,846        170,610,061
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $128,000     $6,413,509        $  77,956          $375,946,472       $148,992,538
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year      195,410      5,239,783          119,887           246,017,976        199,633,428
Contract purchase payments                       57         87,943               --            29,108,430         23,209,425
Net transfers(1)                                553        (17,109)              --            33,661,734        (65,675,993)
Contract terminations:
  Surrender benefits and contract charges   (52,338)      (501,135)         (72,626)          (18,965,344)        (9,448,481)
  Death benefits                                 --        (39,197)              --            (3,107,444)        (1,886,960)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year            143,682      4,770,285           47,261           286,715,352        145,831,419
----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 282    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                     PUT VT       PUT VT      PUT VT           PUT VT          PUT VT
                                                    DIV INC,     DIV INC,   GLOBAL EQ,   GLOBAL HLTH CARE,   GRO & INC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  CL IA       CL IB        CL IA           CL IB            CL IA
 OPERATIONS
Investment income (loss) -- net                    $   71,280   $  39,936    $ (4,615)       $  187,559      $   40,412
Net realized gain (loss) on sales of investments     (109,336)    (74,519)    (28,792)          (14,221)       (258,089)
Distributions from capital gains                           --          --          --                --              --
Net change in unrealized appreciation or
  depreciation of investments                         537,539     320,958     130,916           228,297         843,390
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     499,483     286,375      97,509           401,635         625,713
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                624          66         792               819           2,922
Net transfers(1)                                      (35,949)    (27,366)         --          (181,397)         (5,764)
Adjustments to net assets allocated to contracts
  in payment period                                      (731)        (51)       (144)               --           5,028
Contract terminations:
  Surrender benefits and contract charges            (156,220)   (114,574)    (38,834)         (313,423)       (216,636)
  Death benefits                                      (22,519)    (27,726)       (135)          (38,066)        (25,154)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (214,795)   (169,651)    (38,321)         (532,067)       (239,604)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     1,079,784     648,478     354,496         1,912,295       2,359,910
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $1,364,472   $ 765,202    $413,684        $1,781,863      $2,746,019
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                831,805     646,120     421,981         1,920,734       1,504,382
Contract purchase payments                                398          54         894               743           1,851
Net transfers(1)                                      (25,863)    (26,390)         --          (139,992)         (3,915)
Contract terminations:
  Surrender benefits and contract charges            (102,978)   (102,380)    (38,953)         (304,185)       (126,557)
  Death benefits                                      (15,155)    (19,707)       (137)          (30,712)        (14,389)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      688,207     497,697     383,785         1,446,588       1,361,372
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    283

STATEMENTS OF CHANGES IN NET ASSETS

                                                          PUT VT       PUT VT      PUT VT     PUT VT       PUT VT
                                                        GRO & INC,   HI YIELD,   HI YIELD,     INC,       INTL EQ,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                      CL IB        CL IA       CL IB       CL IB       CL IB
 OPERATIONS
Investment income (loss) -- net                        $    70,896   $  53,464   $  38,975   $  3,754   $  (190,922)
Net realized gain (loss) on sales of investments        (1,119,518)   (100,866)    (79,848)    (6,047)   (1,864,228)
Distributions from capital gains                                --          --          --         --            --
Net change in unrealized appreciation or depreciation
  of investments                                         2,156,822     276,273     197,398     31,197     5,020,197
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             1,108,200     228,871     156,525     28,904     2,965,047
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                  10,269         542          30         75        30,442
Net transfers(1)                                          (174,448)    (16,879)     (5,956)   (20,219)      157,880
Adjustments to net assets allocated to contracts in
  payment period                                                --        (340)         --         --           172
Contract terminations:
  Surrender benefits and contract charges                 (823,255)   (118,151)   (130,825)   (13,838)   (2,077,330)
  Death benefits                                          (114,721)    (12,150)    (21,576)        --      (127,804)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (1,102,155)   (146,978)   (158,327)   (33,982)   (2,016,640)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          4,744,904     561,636     400,951     80,066    14,538,988
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 4,750,949   $ 643,529   $ 399,149   $ 74,988   $15,487,395
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   6,170,644     394,201     378,642     82,865    18,835,428
Contract purchase payments                                  12,136         314          23         --        38,992
Net transfers(1)                                          (188,801)    (11,483)     (5,957)   (16,831)      218,476
Contract terminations:
  Surrender benefits and contract charges               (1,042,717)    (70,991)   (103,492)   (13,985)   (2,649,026)
  Death benefits                                          (137,042)     (7,308)    (14,687)        --      (195,328)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         4,814,220     304,733     254,529     52,049    16,248,542
-------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 284    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                        PUT VT      PUT VT       PUT VT       PUT VT       PUT VT
                                                      INTL VAL,    INTL GRO,    NEW OPP,    RESEARCH,   SM CAP VAL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                    CL IB        CL IB        CL IA       CL IB        CL IB
 OPERATIONS
Investment income (loss) -- net                         $  (56)   $    2,366   $  (11,142)   $     97    $     330
Net realized gain (loss) on sales of investments           (50)      (16,392)     (98,983)    (11,704)    (156,723)
Distributions from capital gains                            --            --           --          --           --
Net change in unrealized appreciation or
  depreciation of investments                            1,029       307,555      525,867      56,441      367,532
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                               923       293,529      415,742      44,834      211,139
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                  --         1,093        3,127          75        8,050
Net transfers(1)                                            --       (36,640)     (12,677)    (12,501)     (18,466)
Adjustments to net assets allocated to contracts in
  payment period                                            --            --          (27)         --           --
Contract terminations:
  Surrender benefits and contract charges                   (7)     (116,250)    (137,829)    (46,444)     (48,152)
  Death benefits                                            --        (6,737)     (53,523)         --       (2,922)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (7)     (158,534)    (200,929)    (58,870)     (61,490)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          3,796       955,984    1,469,368     181,248      721,166
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $4,712    $1,090,979   $1,684,181    $167,212    $ 870,815
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   4,124     1,501,053    1,070,825     243,103      995,631
Contract purchase payments                                  --         1,467        2,173          --       12,105
Net transfers(1)                                            --       (66,952)      (9,234)    (14,372)     (13,996)
Contract terminations:
  Surrender benefits and contract charges                   (9)     (171,297)     (91,109)    (58,220)     (61,079)
  Death benefits                                            --        (7,623)     (33,147)         --       (3,400)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         4,115     1,256,648      939,508     170,511      929,261
-------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    285

STATEMENTS OF CHANGES IN NET ASSETS

                                                         PUT VT      PUT VT      PUT VT        ROYCE        ROYCE
                                                         VISTA,     VOYAGER,    VOYAGER,    MICRO-CAP,     SM-CAP,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                     CL IB        CL IA       CL IB      INVEST CL    INVEST CL
 OPERATIONS
Investment income (loss) -- net                       $   (55,181)  $   (729)  $   (5,662)  $  (27,667)  $  (19,441)
Net realized gain (loss) on sales of investments         (456,968)   (13,337)    (179,932)     (90,870)     (58,369)
Distributions from capital gains                               --         --           --           --           --
Net change in unrealized appreciation or
  depreciation of investments                           1,812,736    135,142      671,714      931,089      443,692
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            1,300,587    121,076      486,120      812,552      365,882
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                 23,787        624        2,835        1,656        6,851
Net transfers(1)                                         (103,603)      (595)     (20,908)     (17,471)     (92,669)
Adjustments to net assets allocated to contracts in
  payment period                                             (287)       (49)          --           --           --
Contract terminations:
  Surrender benefits and contract charges                (541,866)   (22,186)    (155,743)    (382,559)     (90,212)
  Death benefits                                          (72,007)      (846)     (18,089)     (29,410)     (34,525)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (693,976)   (23,052)    (191,905)    (427,784)    (210,555)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         4,034,486    201,376      873,566    1,560,071    1,326,367
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $ 4,641,097   $299,400   $1,167,781   $1,944,839   $1,481,694
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 10,375,215    218,948    1,004,237      959,310      691,771
Contract purchase payments                                 53,061        555        2,831          782        2,834
Net transfers(1)                                         (285,178)      (690)     (24,272)      (6,849)     (54,466)
Contract terminations:
  Surrender benefits and contract charges              (1,191,031)   (17,093)    (138,073)    (168,157)     (42,373)
  Death benefits                                         (156,375)      (788)     (14,084)     (16,902)     (14,632)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        8,795,692    200,932      830,639      768,184      583,134
-------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 286    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                   VP DAVIS         VP GS        VP PTNRS      RVS VP        RVS VP
                                                  NY VENTURE,   MID CAP VAL,   SM CAP VAL,      BAL,       CASH MGMT,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 CL 3           CL 3           CL 3         CL 3          CL 3
 OPERATIONS
Investment income (loss) -- net                  $ (2,981,220)    $   (884)    $  (940,617)  $  (65,705)  $ (1,439,091)
Net realized gain (loss) on sales of
  investments                                      (3,453,484)      (7,675)     (4,057,370)    (481,904)         9,000
Distributions from capital gains                           --           --              --           --             --
Net change in unrealized appreciation or
  depreciation of investments                      68,040,223       23,204      22,561,172    1,506,884         64,674
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  61,605,519       14,645      17,563,185      959,275     (1,365,417)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------
Contract purchase payments                         27,225,714        6,185         154,951       13,628      9,164,915
Net transfers(1)                                   73,954,516      (39,116)     (4,114,745)     (81,721)    57,450,313
Adjustments to net assets allocated to
  contracts in payment period                              --           --              --         (605)       (47,210)
Contract terminations:
  Surrender benefits and contract charges          (8,962,005)        (393)     (4,214,048)    (783,908)   (23,359,535)
  Death benefits                                   (1,889,214)          --        (582,122)     (42,894)    (2,296,785)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     90,329,011      (33,324)     (8,755,964)    (895,500)    40,911,698
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   115,005,764       53,478      55,053,661    4,670,602     74,835,104
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $266,940,294     $ 34,799     $63,860,882   $4,734,377   $114,381,385
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            192,517,450       65,990      57,084,807    4,837,523     68,113,137
Contract purchase payments                         41,701,253        8,138         160,176       16,756      8,597,718
Net transfers(1)                                  127,940,748      (41,596)     (3,450,436)     (74,724)    53,874,791
Contract terminations:
  Surrender benefits and contract charges         (13,736,658)        (363)     (3,997,561)    (742,103)   (21,157,404)
  Death benefits                                   (2,889,522)          --        (556,965)     (33,119)    (2,100,224)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  345,533,271       32,169      49,240,021    4,004,333    107,328,018
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    287

STATEMENTS OF CHANGES IN NET ASSETS

                                                   RVS VP         RVS VP         RVS VP          RVS VP           RVS VP
                                                  DIV BOND,     DIV EQ INC,     DYN EQ,     GLOBAL INFLATION     HI YIELD
YEAR ENDED DEC. 31, 2009 (CONTINUED)                CL 3           CL 3           CL 3       PROT SEC, CL 3     BOND, CL 3
 OPERATIONS
Investment income (loss) -- net                 $ 10,659,156   $ (5,285,527)  $  (804,461)    $ 18,342,213     $ 2,235,063
Net realized gain (loss) on sales of
  investments                                     (2,030,131)   (10,978,753)   (3,832,472)        (108,375)     (1,295,698)
Distributions from capital gains                          --             --            --           10,909              --
Net change in unrealized appreciation or
  depreciation of investments                     37,318,762    102,651,166    15,578,530       (6,419,051)     10,074,652
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       45,947,787     86,386,886    10,941,597       11,825,696      11,014,017
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                        51,802,630     33,004,211       177,178       31,231,437         162,023
Net transfers(1)                                  14,080,770     17,036,837     1,459,585      132,252,250      (1,771,489)
Adjustments to net assets allocated to
  contracts in payment period                         (1,130)        (2,109)       (1,657)         (29,429)             --
Contract terminations:
  Surrender benefits and contract charges        (27,302,484)   (18,767,226)   (4,948,635)     (13,197,124)     (2,745,801)
  Death benefits                                  (4,690,724)    (3,388,919)     (649,200)      (2,513,125)       (364,430)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    33,889,062     27,882,794    (3,962,729)     147,744,009      (4,719,697)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  365,064,809    282,334,209    48,989,803      151,560,940      23,961,391
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $444,901,658   $396,603,889   $55,968,671     $311,130,645     $30,255,711
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           344,544,322    274,600,040    80,264,747      141,281,847      26,185,179
Contract purchase payments                        45,946,682     32,021,793       293,568       28,339,306         141,394
Net transfers(1)                                  11,077,467     23,323,068     3,454,924      120,388,274      (1,831,861)
Contract terminations:
  Surrender benefits and contract charges        (23,838,098)   (17,235,832)   (8,129,466)     (12,001,186)     (2,336,555)
  Death benefits                                  (4,138,865)    (3,148,766)   (1,093,886)      (2,292,771)       (306,624)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 373,591,508    309,560,303    74,789,887      275,715,470      21,851,533
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 288    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                  RVS VP         RVS VP         RVS VP         RVS VP          RVS VP
                                                 INC OPP,     MID CAP GRO,   MID CAP VAL,     S&P 500,    SHORT DURATION,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               CL 3           CL 3           CL 3           CL 3            CL 3
 OPERATIONS
Investment income (loss) -- net                $  4,765,337    $   (74,103)   $  (12,020)   $  (155,670)    $    752,943
Net realized gain (loss) on sales of
  investments                                    (1,591,771)      (325,462)      (52,251)      (816,160)        (152,618)
Distributions from capital gains                         --             --            --             --               --
Net change in unrealized appreciation or
  depreciation of investments                    45,572,981      2,593,322       295,791      3,553,447        1,848,328
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      48,746,547      2,193,757       231,520      2,581,617        2,448,653
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                       23,610,063          8,946        40,124      1,346,074        5,809,657
Net transfers(1)                                 66,419,590       (650,091)      (56,812)      (345,213)      34,963,059
Adjustments to net assets allocated to
  contracts in payment period                            --         (1,472)           --        (18,880)          (2,102)
Contract terminations:
  Surrender benefits and contract charges        (8,631,371)      (439,116)         (260)    (1,549,637)     (10,335,542)
  Death benefits                                 (1,779,959)      (108,517)           --        (39,109)      (1,075,456)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   79,618,323     (1,190,250)      (16,948)      (606,765)      29,359,616
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 101,772,694      4,189,303       591,595     11,501,691       53,511,820
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $230,137,564    $ 5,192,810    $  806,167    $13,476,543     $ 85,320,089
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          109,815,190      5,180,493     1,102,060     15,982,319       48,406,643
Contract purchase payments                       20,706,855          9,263        72,034      1,750,531        5,143,123
Net transfers(1)                                 56,091,223       (676,549)      (89,813)      (696,602)      31,439,702
Contract terminations:
  Surrender benefits and contract charges        (7,502,200)      (431,745)          (73)    (2,296,279)      (8,963,544)
  Death benefits                                 (1,545,034)       (91,733)           --        (57,560)        (943,263)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                177,566,034      3,989,729     1,084,208     14,682,409       75,082,661
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    289

STATEMENTS OF CHANGES IN NET ASSETS

                                                      SEL VP         SEL VP        SEL VP        THDL VP      THDL VP
                                                       GRO,       LG CAP VAL,   SM CAP VAL,    EMER MKTS,    INTL OPP,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                   CL 3           CL 3          CL 3          CL 3          CL 3
 OPERATIONS
Investment income (loss) -- net                    $   (125,355)    $ (1,240)    $  (24,802)  $ (1,349,589)  $   1,124
Net realized gain (loss) on sales of investments     (6,020,748)     (15,821)      (235,513)    (9,548,590)   (101,217)
Distributions from capital gains                             --           --             --             --          --
Net change in unrealized appreciation or
  depreciation of investments                         7,932,970       31,467        848,821     67,950,171     289,362
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     1,786,867       14,406        588,506     57,051,992     189,269
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------
Contract purchase payments                               77,230          150          2,274      9,143,608       3,601
Net transfers(1)                                     (9,838,740)         (99)       (31,197)   (38,517,880)    (22,639)
Adjustments to net assets allocated to contracts
  in payment period                                          --           --             --             --        (340)
Contract terminations:
  Surrender benefits and contract charges              (479,357)     (15,262)      (255,151)    (5,807,395)   (109,840)
  Death benefits                                        (65,729)      (3,458)       (40,111)    (1,051,207)    (35,708)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (10,306,596)     (18,669)      (324,185)   (36,232,874)   (164,926)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      11,991,809       86,631      1,748,622     94,970,314     867,751
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  3,472,080     $ 82,368     $2,012,943   $115,789,432   $ 892,094
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               20,078,697      111,109      2,156,624     81,530,505     764,124
Contract purchase payments                              131,753           --          2,926      6,787,255       2,936
Net transfers(1)                                    (14,888,654)         180        (40,808)   (25,200,281)    (21,738)
Contract terminations:
  Surrender benefits and contract charges              (756,918)     (22,935)      (265,001)    (3,878,423)    (94,246)
  Death benefits                                       (152,832)      (3,720)       (45,630)      (712,046)    (26,751)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      4,412,046       84,634      1,808,111     58,527,010     624,325
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 290    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                   THIRD       VANK LIT      VANK LIT        VANK UIF         VANK UIF
                                                    AVE        COMSTOCK,    GRO & INC,   GLOBAL REAL EST,   MID CAP GRO,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                VAL          CL II         CL II           CL II            CL II
 OPERATIONS
Investment income (loss) -- net                 $  (21,737)  $  6,036,651   $   69,563     $   (598,303)      $ (2,178)
Net realized gain (loss) on sales of
  investments                                     (390,152)   (29,053,046)    (114,819)      (7,953,251)        18,350
Distributions from capital gains                   327,902             --           --               --             --
Net change in unrealized appreciation or
  depreciation of investments                      581,137     74,027,871      663,874       22,171,708         50,538
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        497,150     51,011,476      618,618       13,620,154         66,710
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                           4,759     12,162,649          803        4,890,039         29,358
Net transfers(1)                                  (150,247)   (33,684,981)      23,270      (14,752,611)        (3,134)
Adjustments to net assets allocated to
  contracts in payment period                           --         (5,220)          --               --             --
Contract terminations:
  Surrender benefits and contract charges         (267,549)   (13,711,772)    (280,429)      (1,769,460)        (5,147)
  Death benefits                                   (19,429)    (2,103,186)      (3,721)        (378,730)            --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (432,466)   (37,342,510)    (260,077)     (12,010,762)        21,077
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  1,390,381    209,476,292    3,023,020       37,021,293         52,760
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $1,455,065   $223,145,258   $3,381,561     $ 38,630,685       $140,547
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             940,005    230,505,604    2,647,684       79,804,414         88,392
Contract purchase payments                           2,650     13,514,574          745        9,917,645         41,958
Net transfers(1)                                   (95,314)   (33,384,560)       9,465      (25,517,215)        28,245
Contract terminations:
  Surrender benefits and contract charges         (147,830)   (14,339,291)    (230,784)      (3,621,761)        (6,231)
  Death benefits                                   (11,909)    (2,243,193)      (3,321)        (771,200)            --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   687,602    194,053,134    2,423,789       59,811,883        152,364
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    291

STATEMENTS OF CHANGES IN NET ASSETS

                                                     VANK UIF     VANK UIF                                    WF ADV
                                                     U.S. REAL    U.S. REAL      WANGER         WANGER       VT INDEX
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 EST, CL I   EST, CL II       INTL           USA       ASSET ALLOC
 OPERATIONS
Investment income (loss) -- net                     $   20,325   $   50,380   $  2,375,411   $(1,245,078)  $    67,605
Net realized gain (loss) on sales of investments      (342,376)    (948,505)   (12,319,300)   (3,457,791)   (1,396,637)
Distributions from capital gains                            --           --             --            --            --
Net change in unrealized appreciation or
  depreciation of investments                          581,728    1,944,196     52,747,921    32,629,325     2,680,607
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      259,677    1,046,071     42,804,032    27,926,456     1,351,575
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                 120        7,481     10,632,150     6,382,810        80,189
Net transfers(1)                                       (25,792)    (225,642)   (38,194,110)   (1,032,347)     (349,132)
Adjustments to net assets allocated to contracts
  in payment period                                         --           --         (1,674)           --       (10,649)
Contract terminations:
  Surrender benefits and contract charges             (223,243)    (353,567)    (6,131,436)   (4,400,290)   (3,071,064)
  Death benefits                                           451      (44,387)    (1,093,798)     (744,589)     (189,729)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (248,464)    (616,115)   (34,788,868)      205,584    (3,540,385)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      1,173,360    3,575,907    104,911,361    64,723,266    13,081,964
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $1,184,573   $4,005,863   $112,926,525   $92,855,306   $10,893,154
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 862,120    3,455,677     99,753,377    79,992,098    15,185,164
Contract purchase payments                                  93        9,090      9,530,207     7,496,682        86,813
Net transfers(1)                                         7,438       (8,930)   (30,026,941)      917,182      (426,540)
Contract terminations:
  Surrender benefits and contract charges             (170,057)    (340,439)    (4,991,430)   (4,791,775)   (3,475,595)
  Death benefits                                           988      (43,750)      (901,045)     (821,569)     (227,802)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       700,582    3,071,648     73,364,168    82,792,618    11,142,040
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 292    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                        WF ADV        WF ADV       WF ADV       WF ADV        WF ADV
                                                        VT C&B        VT EQ        VT INTL     VT LG CO      VT LG CO
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  LG CAP VAL       INC          CORE         CORE          GRO
 OPERATIONS
Investment income (loss) -- net                      $    16,112   $    55,885   $   20,332   $    5,010   $  (391,046)
Net realized gain (loss) on sales of investments      (2,213,277)     (871,866)    (366,025)     (41,309)   (1,678,300)
Distributions from capital gains                              --            --           --           --            --
Net change in unrealized appreciation or
  depreciation of investments                          2,846,380     3,988,894      456,372      335,365    14,394,070
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        649,215     3,172,913      110,679      299,066    12,324,724
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------
Contract purchase payments                                 1,788        25,811        4,130        1,193        66,783
Net transfers(1)                                      (4,712,088)    8,103,080      (64,426)      20,254     7,363,567
Adjustments to net assets allocated to contracts in
  payment period                                             (61)           --      (20,805)          --          (107)
Contract terminations:
  Surrender benefits and contract charges               (601,288)   (1,553,065)    (273,866)     (93,118)   (3,326,314)
  Death benefits                                         (45,998)     (213,362)      (6,001)      (1,692)     (441,452)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (5,357,647)    6,362,464     (360,968)     (73,363)    3,662,477
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        7,006,239    11,024,697    1,463,951      896,474    27,069,201
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 2,297,807   $20,560,074   $1,213,662   $1,122,177   $43,056,402
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 8,942,899    12,653,350    2,277,939    2,017,553    52,608,493
Contract purchase payments                                 2,256        29,259        7,310        1,735       129,877
Net transfers(1)                                      (5,852,715)   10,252,191      (95,553)      42,714    12,611,281
Contract terminations:
  Surrender benefits and contract charges               (732,852)   (1,788,788)    (459,224)    (188,152)   (5,692,153)
  Death benefits                                         (64,865)     (248,661)     (10,262)      (4,988)     (760,018)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       2,294,723    20,897,351    1,720,210    1,868,862    58,897,480
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    293

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  WF ADV        WF ADV          WF ADV
                                                                 VT MONEY     VT SM CAP    VT TOTAL RETURN
YEAR ENDED DEC. 31, 2009 (CONTINUED)                               MKT           GRO             BOND
 OPERATIONS
Investment income (loss) -- net                                $  (161,036)  $   (42,112)    $ 1,590,414
Net realized gain (loss) on sales of investments                    (8,918)     (642,205)         74,735
Distributions from capital gains                                        --            --         231,313
Net change in unrealized appreciation or depreciation of
  investments                                                        8,879     1,896,750       3,324,120
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                      (161,075)    1,212,433       5,220,582
----------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
----------------------------------------------------------------------------------------------------------
Contract purchase payments                                           5,730         6,667          44,508
Net transfers(1)                                                  (172,037)       94,843       4,207,309
Adjustments to net assets allocated to contracts in payment
  period                                                           (32,501)           --              --
Contract terminations:
  Surrender benefits and contract charges                       (4,361,562)     (579,052)     (5,233,656)
  Death benefits                                                  (389,449)     (110,885)       (840,910)
----------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (4,949,819)     (588,427)     (1,822,749)
----------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 14,294,199     2,768,385      55,059,941
----------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $ 9,183,305   $ 3,392,391     $58,457,774
----------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
----------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                          12,763,860     8,436,605      43,414,569
Contract purchase payments                                           3,302        21,351          31,623
Net transfers(1)                                                  (133,324)      178,935       2,979,462
Contract terminations:
  Surrender benefits and contract charges                       (3,900,231)   (1,443,888)     (3,862,718)
  Death benefits                                                  (348,534)     (322,831)       (579,417)
----------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 8,385,073     6,870,172      41,983,519
----------------------------------------------------------------------------------------------------------



   (1) Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.

   (2) For the period Oct. 2, 2009 (commencement of operations) to Dec. 31,
       2009.

   (3) For the period April 24, 2009 (commencement of operations) to Dec. 31, 2009.

See accompanying notes to financial statements.



 294    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                     INVESCO VI     INVESCO VI    INVESCO VI   INVESCO VI    INVESCO VI
                                                     BASIC VAL,     CAP APPR,     CAP APPR,     CAP DEV,      CAP DEV,
YEAR ENDED DEC. 31, 2008                               SER II         SER I         SER II        SER I        SER II
 OPERATIONS
Investment income (loss) -- net                     $   (312,663)  $  (142,942)  $  (205,336)  $  (17,095)  $   (34,059)
Net realized gain (loss) on sales of investments        (598,844)     (162,828)     (192,462)      49,401         3,102
Distributions from capital gains                       6,480,896            --            --      116,634       311,033
Net change in unrealized appreciation or
  depreciation of investments                        (26,802,754)   (5,312,695)   (6,301,071)    (796,131)   (1,782,540)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (21,233,365)   (5,618,465)   (6,698,869)    (647,191)   (1,502,464)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               189,442        23,387        82,693        1,820         4,364
Net transfers(1)                                       3,282,562      (716,373)       12,678     (165,765)      (60,754)
Adjustments to net assets allocated to contracts
  in payment period                                       (4,528)       (1,481)           --           --            --
Contract terminations:
  Surrender benefits and contract charges             (2,799,650)   (2,095,943)   (1,195,387)    (227,848)     (272,023)
  Death benefits                                        (289,211)     (153,714)     (124,483)     (33,250)      (16,692)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           378,615    (2,944,124)   (1,224,499)    (425,043)     (345,105)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       41,493,552    14,981,977    16,934,035    1,645,224     3,393,489
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 20,638,802   $ 6,419,388   $ 9,010,667   $  572,990   $ 1,545,920
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                30,365,182    17,511,471    12,784,782    1,083,598     1,988,736
Contract purchase payments                               165,850        28,427        80,446        1,269         3,493
Net transfers(1)                                       4,374,836    (1,076,356)      467,656     (140,805)      (43,969)
Contract terminations:
  Surrender benefits and contract charges             (2,648,395)   (3,004,571)   (1,157,110)    (184,092)     (173,740)
  Death benefits                                        (252,043)     (252,471)     (109,095)     (26,461)       (9,696)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      32,005,430    13,206,500    12,066,679      733,509     1,764,824
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    295

STATEMENTS OF CHANGES IN NET ASSETS

                                                    INVESCO VI   INVESCO VI    INVESCO VI    INVESCO VI    INVESCO VI
                                                     CORE EQ,     CORE EQ,       GLOBAL       INTL GRO,     INTL GRO,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                  SER I        SER II     HLTH, SER II      SER I        SER II
 OPERATIONS
Investment income (loss) -- net                    $   124,721    $   2,100     $ (1,883)    $  (14,235)  $   (679,660)
Net realized gain (loss) on sales of investments       169,852       (9,842)      (8,545)        97,675       (451,795)
Distributions from capital gains                            --           --       26,773         19,301      1,215,854
Net change in unrealized appreciation or
  depreciation of investments                       (8,432,188)    (123,046)     (60,723)      (907,315)   (35,804,586)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (8,137,615)    (130,788)     (44,378)      (804,574)   (35,720,187)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              43,606           --       15,985          4,491     17,087,326
Net transfers(1)                                    (1,321,649)      25,499      102,110        (58,086)    24,804,784
Adjustments to net assets allocated to contracts
  in payment period                                     (5,872)          --           --             --             --
Contract terminations:
  Surrender benefits and contract charges           (5,266,957)     (15,265)      (2,546)      (302,141)    (3,467,473)
  Death benefits                                      (579,778)          --           --        (41,370)      (519,764)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (7,130,650)      10,234      115,549       (397,106)    37,904,873
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     31,183,355      407,364       31,014      2,229,014     63,778,513
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $15,915,090    $ 286,810     $102,185     $1,027,334   $ 65,963,199
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              25,151,020      353,988       28,542      1,066,855     61,258,462
Contract purchase payments                              34,744           --       16,787          2,363     20,090,310
Net transfers(1)                                    (1,326,541)      24,097       97,970        (34,517)    31,958,631
Contract terminations:
  Surrender benefits and contract charges           (4,741,197)     (16,281)      (2,494)      (173,800)    (4,354,820)
  Death benefits                                      (498,745)          --           --        (24,579)      (644,277)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    18,619,281      361,804      140,805        836,322    108,308,306
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 296    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                            INVESCO VI            AB VPS                AB VPS            AB VPS         AB VPS
                                             MID CAP       BAL WEALTH STRATEGY,         GLOBAL          GRO & INC,    INTER BOND,
PERIOD ENDED DEC. 31, 2008 (CONTINUED)   CORE EQ, SER II          CL B(2)         THEMATIC GRO, CL B       CL B           CL B
 OPERATIONS
Investment income (loss) -- net            $   (28,232)         $   (4,747)           $   (62,025)     $    128,267    $  128,281
Net realized gain (loss) on sales of
  investments                                   19,837             (39,506)              (165,203)       (1,289,882)      (91,536)
Distributions from capital gains               593,396                  --                     --         4,431,122            --
Net change in unrealized appreciation
  or depreciation of investments            (2,348,479)           (281,196)            (2,569,378)      (15,419,745)     (354,302)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 (1,763,478)           (325,449)            (2,796,606)      (12,150,238)     (317,557)
---------------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      36,244               3,381                  8,241           154,566         6,225
Net transfers(1)                              (776,263)          1,749,870               (707,795)         (843,725)      729,894
Adjustments to net assets allocated to
  contracts in payment period                       --                  --                     --              (673)           --
Contract terminations:
  Surrender benefits and contract
     charges                                  (454,325)            (15,032)              (546,162)       (3,601,046)     (468,601)
  Death benefits                               (37,023)                 --                (85,492)         (406,278)      (19,699)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                              (1,231,367)          1,738,219             (1,331,208)       (4,697,156)      247,819
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year              6,914,987                  --              6,772,913        32,028,720     3,272,599
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $ 3,920,142          $1,412,770            $ 2,645,099      $ 15,181,326    $3,202,861
---------------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year       5,197,481                  --              9,654,155        23,635,605     2,485,371
Contract purchase payments                      29,241               3,600                 15,871           134,046         4,632
Net transfers(1)                              (615,233)          1,732,018               (920,415)         (959,696)      527,828
Contract terminations:
  Surrender benefits and contract
     charges                                  (379,687)            (18,385)            (1,069,303)       (3,330,042)     (360,944)
  Death benefits                               (30,531)                 --               (200,258)         (364,922)      (16,691)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year             4,201,271           1,717,233              7,480,050        19,114,991     2,640,196
---------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    297

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  AC VP
                                                       AB VPS         AB VPS        AC VP       INFLATION      AC VP
                                                     INTL VAL,     LG CAP GRO,   INC & GRO,       PROT,        INTL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                    CL B           CL B         CL I          CL II        CL II
 OPERATIONS
Investment income (loss) -- net                    $  (1,275,110)  $  (120,279)  $    6,633   $  3,688,458   $  (1,904)
Net realized gain (loss) on sales of investments         (52,189)     (107,337)     (24,846)      (366,743)     (5,117)
Distributions from capital gains                      10,681,735            --      109,792             --      15,537
Net change in unrealized appreciation or
  depreciation of investments                       (129,335,251)   (4,263,495)    (435,014)    (6,324,706)   (106,383)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (119,980,815)   (4,491,111)    (343,435)    (3,002,991)    (97,867)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            24,985,838        34,877        3,850        774,741          --
Net transfers(1)                                      58,179,997      (658,311)     (78,595)   (41,943,745)      6,185
Adjustments to net assets allocated to contracts
  in payment period                                       (5,429)           --           --             --          --
Contract terminations:
  Surrender benefits and contract charges            (10,044,527)   (1,741,419)    (169,748)    (8,520,549)     (1,088)
  Death benefits                                      (1,516,103)      (72,141)      (9,773)    (1,167,715)         --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        71,599,776    (2,436,994)    (254,266)   (50,857,268)      5,097
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      191,755,231    12,655,670    1,148,169    132,759,669     202,153
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 143,374,192   $ 5,727,565   $  550,468   $ 78,899,410   $ 109,383
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               107,316,488    16,073,382      747,009    117,535,707     113,831
Contract purchase payments                            19,412,334        48,483        2,695        676,492          --
Net transfers(1)                                      59,748,055    (1,146,774)     (59,545)   (37,482,542)        681
Contract terminations:
  Surrender benefits and contract charges             (7,788,714)   (2,688,169)    (127,990)    (7,524,943)       (699)
  Death benefits                                      (1,133,793)     (137,646)      (6,934)    (1,025,793)         --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     177,554,370    12,149,276      555,235     72,178,921     113,813
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 298    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                       AC VP          AC VP         AC VP       AC VP          COL
                                                   MID CAP VAL,      ULTRA,         VAL,         VAL,     ASSET ALLOC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                   CL II          CL II         CL I        CL II        VS CL A
 OPERATIONS
Investment income (loss) -- net                      $   (866)    $   (704,956)  $   10,450   $   2,090     $   9,207
Net realized gain (loss) on sales of investments       (5,795)        (827,692)     (37,944)    (34,410)       22,045
Distributions from capital gains                           --        6,859,049      122,842      46,854        54,831
Net change in unrealized appreciation or
  depreciation of investments                          (5,176)     (27,603,965)    (378,157)   (144,638)     (250,127)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (11,837)     (22,277,564)    (282,809)   (130,104)     (164,044)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              2,796          290,948        4,119      29,557           120
Net transfers(1)                                      (15,764)          54,976      (33,759)     18,553        48,061
Adjustments to net assets allocated to contracts
  in payment period                                        --               --           --          --            --
Contract terminations:
    Surrender benefits and contract charges            (2,601)      (2,711,582)    (193,346)    (32,886)     (439,495)
    Death benefits                                         --         (431,002)     (10,454)         --        (8,367)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (15,569)      (2,796,660)    (233,440)     15,224      (399,681)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        67,801       54,242,727    1,172,201     425,976       866,143
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 40,395     $ 29,168,503   $  655,952   $ 311,096     $ 302,418
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 74,027       45,157,144      588,028     348,651       530,036
Contract purchase payments                              3,099          287,155        2,182      25,224            86
Net transfers(1)                                      (15,289)         179,763      (18,925)     11,156        33,633
Contract terminations:
    Surrender benefits and contract charges            (2,951)      (2,864,268)    (110,048)    (31,567)     (297,317)
    Death benefits                                         --         (440,097)      (5,523)         --        (5,461)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       58,886       42,319,697      455,714     353,464       260,977
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    299

STATEMENTS OF CHANGES IN NET ASSETS

                                                       COL          COL          COL           COL            COL
                                                  FEDERAL SEC,   HI YIELD,    HI YIELD,    LG CAP GRO,   MARSICO GRO,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 VS CL A      VS CL A      VS CL B       VS CL A        VS CL A
 OPERATIONS
Investment income (loss) -- net                    $   81,310    $  53,134   $ 1,864,748    $   (8,448)  $ (2,049,500)
Net realized gain (loss) on sales of investments      (30,244)     (32,397)     (947,198)      (14,533)      (845,041)
Distributions from capital gains                           --           --            --            --             --
Net change in unrealized appreciation or
  depreciation of investments                          51,249     (177,803)   (6,696,765)     (428,779)   (79,600,715)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     102,315     (157,066)   (5,779,215)     (451,760)   (82,495,256)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              1,580           --       194,211            60     39,843,938
Net transfers(1)                                     (130,175)     (31,317)   (4,928,880)      (28,180)    50,051,593
Adjustments to net assets allocated to contracts
  in payment period                                        --           --            --            --             --
Contract terminations:
    Surrender benefits and contract charges          (388,597)    (121,987)   (1,749,854)     (128,519)    (8,482,896)
    Death benefits                                         --           --      (244,496)       (7,467)    (1,247,935)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (517,192)    (153,304)   (6,729,019)     (164,106)    80,164,700
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     1,870,356      701,954    27,505,891     1,163,922    152,479,259
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $1,455,479    $ 391,584   $14,997,657    $  548,056   $150,148,703
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              1,651,948      653,174    25,828,927       899,082    136,001,704
Contract purchase payments                              1,365           --       195,909            83     43,180,647
Net transfers(1)                                     (112,756)     (33,407)   (4,936,775)      (27,824)    56,717,261
Contract terminations:
    Surrender benefits and contract charges          (337,033)    (129,372)   (1,803,747)     (145,482)    (9,707,893)
    Death benefits                                         --           --      (247,504)       (6,426)    (1,425,250)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    1,203,524      490,395    19,036,810       719,433    224,766,469
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 300    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                COL MARSICO        COL           COL          CS         DREY IP
                                                 INTL OPP,     SM CAP VAL,   SM CO GRO,   COMMODITY   MIDCAP STOCK,
YEAR ENDED DEC. 31, 2008 (CONTINUED)              VS CL B        VS CL B       VS CL A      RETURN         SERV
 OPERATIONS
Investment income (loss) -- net                   $     65    $ (1,450,729)   $  (2,075)  $  (1,468)     $   (611)
Net realized gain (loss) on sales of
  investments                                      (19,853)     (2,995,055)      13,968     (34,396)       (7,687)
Distributions from capital gains                    26,095      16,313,271       21,137      28,167        12,247
Net change in unrealized appreciation or
  depreciation of investments                      (90,222)    (50,963,258)    (115,112)   (213,054)      (42,842)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (83,915)    (39,095,771)     (82,082)   (220,751)      (38,893)
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          63,615      30,934,303           --      38,839            --
Net transfers(1)                                    74,228       9,345,081      (12,436)    244,922         1,343
Adjustments to net assets allocated to
  contracts in payment period                           --              --           --          --            --
Contract terminations:
    Surrender benefits and contract charges         (4,182)     (6,480,663)     (16,653)     (3,545)       (3,168)
    Death benefits                                      --        (974,214)          --          --            --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     133,661      32,824,507      (29,089)    280,216        (1,825)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     57,159     119,997,556      223,287     291,876        96,137
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $106,905    $113,726,292    $ 112,116   $ 351,341      $ 55,419
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              48,726      94,685,303      107,044     263,919        73,091
Contract purchase payments                          68,477      27,625,356           --      37,204            --
Net transfers(1)                                    71,444      12,210,508       (6,309)    191,035         1,496
Contract terminations:
    Surrender benefits and contract charges         (4,522)     (5,830,982)      (8,787)     (2,973)       (2,750)
    Death benefits                                      --        (886,859)          --          --            --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   184,125     127,803,326       91,948     489,185        71,837
-------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    301

STATEMENTS OF CHANGES IN NET ASSETS

                                                         DREY IP      DREY SOC     DREY VIF   DREY VIF    DREY VIF
                                                        TECH GRO,     RESP GRO,     APPR,     INTL EQ,   INTL VAL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                       SERV         INIT         SERV       SERV        SERV
 OPERATIONS
Investment income (loss) -- net                        $  (273,901)  $   (8,990)  $   1,209   $     22   $   1,481
Net realized gain (loss) on sales of investments            70,787      (87,328)       (553)    (6,908)    (49,062)
Distributions from capital gains                                --           --      58,173      1,435      57,693
Net change in unrealized appreciation or depreciation
  of investments                                        (8,150,097)    (493,352)   (333,636)   (20,319)   (158,383)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            (8,353,211)    (589,670)   (274,807)   (25,770)   (148,271)
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 122,211        1,594          --         --         150
Net transfers(1)                                           237,705     (107,768)     10,932     41,268    (107,845)
Adjustments to net assets allocated to contracts in
  payment period                                                --           --          --         --          --
Contract terminations:
    Surrender benefits and contract charges             (1,081,849)    (294,976)    (74,593)    (6,585)     (9,944)
    Death benefits                                        (165,150)          --          --         --          --
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (887,083)    (401,150)    (63,661)    34,683    (117,639)
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         20,781,025    1,935,367     927,131     23,176     472,216
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $11,540,731   $  944,547   $ 588,663   $ 32,089   $ 206,306
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  17,238,869    2,565,504     730,932     19,599     306,114
Contract purchase payments                                 122,773        2,436          --         --          --
Net transfers(1)                                           508,629     (198,261)     12,145     40,204     (80,649)
Contract terminations:
    Surrender benefits and contract charges             (1,133,446)    (428,260)    (71,575)    (9,594)     (8,301)
    Death benefits                                        (167,870)          --          --         --          --
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        16,568,955    1,941,419     671,502     50,209     217,164
------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 302    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                EV VT          EG VA            EG VA              EG VA              EG VA
                                              FLOATING-     CORE BOND,    DIV CAP BUILDER,   DIV INC BUILDER,   DIV INC BUILDER,
YEAR ENDED DEC. 31, 2008 (CONTINUED)          RATE INC         CL 2             CL 2               CL 1               CL 2
 OPERATIONS
Investment income (loss) -- net             $  3,099,621   $     12,664      $   (26,910)       $   311,429       $  2,048,974
Net realized gain (loss) on sales of
  investments                                   (564,380)    (1,770,463)         (38,060)          (520,315)        (1,796,599)
Distributions from capital gains                      --             --               --                 --                 --
Net change in unrealized appreciation or
  depreciation of investments                (26,644,304)    (7,549,954)        (975,229)        (1,697,964)       (13,462,333)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  (24,109,063)    (9,307,753)      (1,040,199)        (1,906,850)       (13,209,958)
--------------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                    18,935,790        144,837              440              1,878            124,801
Net transfers(1)                               9,213,101     (5,100,477)        (205,509)          (518,339)        (2,125,265)
Adjustments to net assets allocated to
  contracts in payment period                         --             --               --             (3,589)                --
Contract terminations:
    Surrender benefits and contract
          charges                             (4,943,399)    (4,773,398)        (246,777)        (1,166,735)        (4,739,180)
    Death benefits                              (707,467)      (370,663)          (8,428)           (99,003)          (324,121)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                22,498,025    (10,099,701)        (460,274)        (1,785,788)        (7,063,765)
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               68,931,461     49,580,430        2,602,709          7,245,472         48,094,944
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $ 67,320,423   $ 30,172,976      $ 1,102,236        $ 3,552,834       $ 27,821,221
--------------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        70,167,312     43,865,918        1,877,287          4,464,487         38,040,463
Contract purchase payments                    20,584,511        140,609              309              1,342            109,765
Net transfers(1)                              11,189,809     (5,351,641)        (160,378)          (464,558)        (1,785,547)
Contract terminations:
    Surrender benefits and contract
          charges                             (5,560,732)    (4,602,891)        (227,258)          (798,442)        (4,210,646)
    Death benefits                              (801,673)      (381,140)          (6,631)           (64,724)          (287,115)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              95,579,227     33,670,855        1,483,329          3,138,105         31,866,920
--------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    303

STATEMENTS OF CHANGES IN NET ASSETS

                                                      EG VA          EG VA         EG VA         EG VA         EG VA
                                                   FUNDAMENTAL    FUNDAMENTAL       GRO,        HI INC,       INTL EQ,
YEAR ENDED DEC. 31, 2008 (CONTINUED)              LG CAP, CL 1   LG CAP, CL 2       CL 2          CL 2          CL 1
 OPERATIONS
Investment income (loss) -- net                    $      441     $   (20,454)  $  (161,020)  $ 1,779,505   $   (39,504)
Net realized gain (loss) on sales of investments       (9,240)        (72,552)     (365,655)     (891,934)     (183,830)
Distributions from capital gains                           --              --            --            --       104,214
Net change in unrealized appreciation or
  depreciation of investments                        (549,141)     (7,290,324)   (5,057,147)   (7,419,250)   (1,516,074)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (557,940)     (7,383,330)   (5,583,822)   (6,531,679)   (1,635,194)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 --          54,559        33,111        80,852        38,188
Net transfers(1)                                     (101,511)        954,754       310,646    (2,088,666)     (407,758)
Adjustments to net assets allocated to contracts
  in payment period                                        --              --            --            --          (873)
Contract terminations:
    Surrender benefits and contract charges          (388,736)     (2,001,918)   (1,046,886)   (2,073,665)   (1,273,878)
    Death benefits                                    (13,858)       (147,171)      (65,236)     (207,388)     (115,846)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (504,105)     (1,139,776)     (768,365)   (4,288,867)   (1,760,167)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     1,957,208      22,548,833    13,928,987    27,442,510     4,926,573
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  895,163     $14,025,727   $ 7,576,800   $16,621,964   $ 1,531,212
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              1,456,361      13,773,693     8,125,923    21,189,587     2,523,331
Contract purchase payments                                 --          39,142        23,207        68,864        21,396
Net transfers(1)                                      (89,836)        770,769       334,799    (1,786,585)     (288,317)
Contract terminations:
    Surrender benefits and contract charges          (348,928)     (1,443,242)     (767,557)   (1,716,915)     (830,354)
    Death benefits                                    (12,460)       (103,901)      (47,110)     (178,350)      (69,533)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    1,005,137      13,036,461     7,669,262    17,576,601     1,356,523
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 304    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                       EG VA         EG VA        EG VA          EG VA          EG VA
                                                     INTL EQ,       OMEGA,        OMEGA,     SPECIAL VAL,   SPECIAL VAL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                   CL 2          CL 1          CL 2          CL 1           CL 2
 OPERATIONS
Investment income (loss) -- net                    $   (380,980)  $  (32,394)  $  (443,594)   $   (16,456)   $   (80,144)
Net realized gain (loss) on sales of investments         64,389      156,215       758,403       (482,272)      (895,454)
Distributions from capital gains                        770,761           --            --             --             --
Net change in unrealized appreciation or
  depreciation of investments                       (14,123,278)    (926,713)   (9,468,657)    (2,183,236)    (4,310,134)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (13,669,108)    (802,892)   (9,153,848)    (2,681,964)    (5,285,732)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              157,589           --        93,945         23,632         32,436
Net transfers(1)                                        596,464     (337,311)   (3,234,608)    (1,258,684)      (926,514)
Adjustments to net assets allocated to contracts
  in payment period                                          --         (430)           --             --             --
Contract terminations:
    Surrender benefits and contract charges          (2,712,731)    (519,685)   (2,395,926)    (1,472,384)    (2,629,895)
    Death benefits                                     (176,295)     (52,297)     (192,952)      (281,150)      (144,628)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (2,134,973)    (909,723)   (5,729,541)    (2,988,586)    (3,668,601)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      34,071,427    3,460,408    36,072,573     10,554,652     19,125,136
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 18,267,346   $1,747,793   $21,189,184    $ 4,884,102    $10,170,803
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               16,065,492    3,925,292    24,360,501      4,902,130     11,338,444
Contract purchase payments                               79,896           --        69,802         11,827         20,899
Net transfers(1)                                        557,616     (466,758)   (2,466,960)      (670,165)      (609,161)
Contract terminations:
    Surrender benefits and contract charges          (1,546,781)    (641,471)   (1,811,851)      (758,940)    (1,720,651)
    Death benefits                                      (96,968)     (60,627)     (147,676)      (139,545)       (94,633)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     15,059,255    2,756,436    20,003,816      3,345,307      8,934,898
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    305

STATEMENTS OF CHANGES IN NET ASSETS

                                                      FID VIP     FID VIP      FID VIP        FID VIP        FID VIP
                                                        BAL,        BAL,     CONTRAFUND,    CONTRAFUND,     DYN APPR,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                  SERV CL    SERV CL 2     SERV CL       SERV CL 2      SERV CL 2
 OPERATIONS
Investment income (loss) -- net                      $   1,068   $    (614)  $   (77,761)  $  (2,876,755)  $  (16,429)
Net realized gain (loss) on sales of investments         3,816       2,765    (1,100,374)    (20,115,099)     (57,156)
Distributions from capital gains                        18,298      11,514       505,399      11,050,281       13,183
Net change in unrealized appreciation or
  depreciation of investments                         (203,785)    (78,820)   (7,385,628)   (184,732,078)    (861,257)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (180,603)    (65,155)   (8,058,364)   (196,673,651)    (921,659)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  --      10,000        38,149      41,109,001            4
Net transfers(1)                                        11,980         (26)   (1,430,853)     (4,534,551)    (131,735)
Adjustments to net assets allocated to contracts in
  payment period                                            --          --          (621)         (5,335)     (52,953)
Contract terminations:
    Surrender benefits and contract charges           (119,688)   (208,428)   (4,132,557)    (25,648,144)    (188,664)
    Death benefits                                          --          --      (188,552)     (3,567,133)     (16,749)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (107,708)   (198,454)   (5,714,434)      7,353,838     (390,097)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        601,180     367,692    22,223,854     460,759,745    2,417,193
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 312,869   $ 104,083   $ 8,451,056   $ 271,439,932   $1,105,437
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 478,683     277,155    13,814,153     258,353,211    1,555,857
Contract purchase payments                                  --       7,590        27,036      29,272,155            3
Net transfers(1)                                        10,005         458    (1,269,784)      4,701,689     (124,222)
Contract terminations:
    Surrender benefits and contract charges           (106,439)   (165,404)   (3,162,191)    (17,811,707)    (159,612)
    Death benefits                                          --          --      (134,913)     (2,353,709)     (12,026)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       382,249     119,799     9,274,301     272,161,639    1,260,000
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 306    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                        FID VIP       FID VIP     FID VIP     FID VIP       FID VIP
                                                       GRO & INC,   GRO & INC,     GRO,         GRO,        HI INC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                    SERV CL      SERV CL 2    SERV CL    SERV CL 2      SERV CL
 OPERATIONS
Investment income (loss) -- net                       $   (25,858)   $  (4,786)  $   (744)  $   (43,174)  $   231,359
Net realized gain (loss) on sales of investments          (84,218)     (72,128)    (2,499)      140,696      (155,196)
Distributions from capital gains                          594,046       62,995         --            --            --
Net change in unrealized appreciation or
  depreciation of investments                          (3,045,750)    (238,439)   (77,142)   (3,149,866)   (1,005,798)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                           (2,561,780)    (252,358)   (80,385)   (3,052,344)     (929,635)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  7,053        3,569         --        27,476            --
Net transfers(1)                                         (726,255)     (74,264)     7,722      (206,910)     (191,492)
Adjustments to net assets allocated to contracts in
  payment period                                               --           --         --        (5,775)       (2,040)
Contract terminations:
    Surrender benefits and contract charges              (564,825)    (200,749)   (37,647)     (823,452)     (722,723)
    Death benefits                                       (159,152)     (33,783)    (6,633)      (18,755)      (15,703)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (1,443,179)    (305,227)   (36,558)   (1,027,416)     (931,958)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         7,004,817      729,935    198,124     7,008,276     4,278,642
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $ 2,999,858    $ 172,350   $ 81,181   $ 2,928,516   $ 2,417,049
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  5,750,445      530,747    187,211     4,958,651     3,798,276
Contract purchase payments                                  7,529        3,830         --        23,442            --
Net transfers(1)                                         (718,416)     (76,364)    10,091      (215,459)     (191,378)
Contract terminations:
    Surrender benefits and contract charges              (579,311)    (198,489)   (43,231)     (770,443)     (696,530)
    Death benefits                                       (165,887)     (40,825)    (6,984)      (15,737)      (14,252)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        4,294,360      218,899    147,087     3,980,454     2,896,116
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    307

STATEMENTS OF CHANGES IN NET ASSETS

                                                     FID VIP       FID VIP        FID VIP        FID VIP       FID VIP
                                                     HI INC,     INVEST GR,      MID CAP,       MID CAP,      OVERSEAS,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                SERV CL 2     SERV CL 2       SERV CL       SERV CL 2      SERV CL
 OPERATIONS
Investment income (loss) -- net                    $   92,320   $  4,604,626   $   (247,470)  $ (1,887,571)  $    15,151
Net realized gain (loss) on sales of investments     (129,291)    (2,309,766)       815,715     (1,259,691)      (48,439)
Distributions from capital gains                           --        162,442      4,690,864     22,139,270       272,262
Net change in unrealized appreciation or
  depreciation of investments                        (396,315)   (14,183,196)   (16,857,459)   (91,690,667)   (1,411,254)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (433,286)   (11,725,894)   (11,598,350)   (72,698,659)   (1,172,280)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             11,610     37,561,491         60,909     19,704,361         2,855
Net transfers(1)                                     (373,824)   (25,323,195)    (3,066,463)    37,343,263      (112,405)
Adjustments to net assets allocated to contracts
  in payment period                                        --             --         (4,909)            --          (178)
Contract terminations:
    Surrender benefits and contract charges          (334,949)   (14,807,488)    (5,413,343)   (10,995,106)     (248,302)
    Death benefits                                    (38,156)    (2,072,452)      (406,131)    (1,227,058)      (16,804)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (735,319)    (4,641,644)    (8,829,937)    44,825,460      (374,834)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     2,210,142    202,610,090     35,212,690    155,333,622     2,820,069
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $1,041,537   $186,242,552   $ 14,784,403   $127,460,423   $ 1,272,955
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              1,581,235    187,622,747     12,970,526     76,054,670     2,252,524
Contract purchase payments                              8,509     35,251,173         26,401     12,431,030         3,239
Net transfers(1)                                     (279,080)   (25,181,570)    (1,422,552)    26,574,503      (149,256)
Contract terminations:
    Surrender benefits and contract charges          (266,855)   (14,053,247)    (2,234,537)    (6,437,006)     (223,580)
    Death benefits                                    (32,722)    (1,969,458)      (169,829)      (702,576)      (26,563)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    1,011,087    181,669,645      9,170,009    107,920,621     1,856,364
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 308    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                FID VIP       FTVIPT FRANK,     FTVIPT FRANK   FTVIPT FRANK   FTVIPT FRANK
                                               OVERSEAS,    GLOBAL REAL, EST,     INC SEC,     RISING DIVD,    SM CAP VAL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)           SERV CL 2           CL 2             CL 2           CL 2           CL 2
 OPERATIONS
Investment income (loss) -- net              $    346,321      $   (50,182)     $  1,200,520    $      839     $   (19,087)
Net realized gain (loss) on sales of
  investments                                     (86,351)      (2,197,674)         (604,647)      (41,350)         81,470
Distributions from capital gains                4,277,065        3,571,630           696,416         9,688         784,346
Net change in unrealized appreciation or
  depreciation of investments                 (23,899,484)      (7,261,942)      (11,781,678)     (366,977)     (4,462,289)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   (19,362,449)      (5,938,168)      (10,489,389)     (397,800)     (3,615,560)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        219,424           79,463           219,095         1,010          48,665
Net transfers(1)                                3,568,836       (1,441,414)       (1,779,667)       46,866        (336,470)
Adjustments to net assets allocated to
  contracts in payment period                          --               --           (31,317)           --              --
Contract terminations:
    Surrender benefits and contract charges    (2,883,537)      (1,806,744)       (4,108,421)      (68,016)     (1,250,944)
    Death benefits                               (351,077)        (180,305)         (483,464)      (30,243)        (93,642)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    553,646       (3,349,000)       (6,183,774)      (50,383)     (1,632,391)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                44,135,574       16,391,951        37,538,435     1,412,484      11,950,616
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $ 25,326,771      $ 7,104,783      $ 20,865,272    $  964,301     $ 6,702,665
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         23,508,055        8,046,331        23,205,061     1,163,811       7,073,703
Contract purchase payments                        142,125           63,747           176,111           837          30,866
Net transfers(1)                                3,173,295         (824,498)       (1,491,873)       41,624        (320,685)
Contract terminations:
    Surrender benefits and contract charges    (1,950,228)        (983,848)       (2,804,876)      (69,507)       (810,080)
    Death benefits                               (229,301)        (102,810)         (355,869)      (26,061)        (61,002)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               24,643,946        6,198,922        18,728,554     1,110,704       5,912,802
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    309

STATEMENTS OF CHANGES IN NET ASSETS

                                         FTVIPT FRANK       FTVIPT          FTVIPT          FTVIPT            FTVIPT
                                          SM MID CAP    MUTUAL SHARES   TEMP DEV MKTS   TEMP FOR SEC,   TEMP GLOBAL BOND,
YEAR ENDED DEC. 31, 2008 (CONTINUED)       GRO, CL 2      SEC, CL 2       SEC, CL 2          CL 2              CL 2
 OPERATIONS
Investment income (loss) -- net          $   (227,062)   $  1,718,674    $    31,754     $    296,543      $  4,444,701
Net realized gain (loss) on sales of
  investments                                (198,400)        395,047       (108,807)         417,899         4,199,567
Distributions from capital gains            2,200,952       4,627,499        416,931        2,628,141                --
Net change in unrealized appreciation
  or depreciation of investments          (10,786,339)    (57,297,103)    (1,662,139)     (16,593,464)         (576,048)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                (9,010,849)    (50,555,883)    (1,322,261)     (13,250,881)        8,068,220
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                     46,722         306,252          1,132           88,865        37,743,692
Net transfers(1)                           (1,033,785)    (10,287,706)      (197,574)      (1,645,869)      (45,032,026)
Adjustments to net assets allocated to
  contracts in payment period                  (6,390)         (6,575)        (5,915)              --            (2,360)
Contract terminations:
    Surrender benefits and contract
          charges                          (2,510,299)    (20,612,340)      (360,582)      (3,472,349)      (14,637,519)
    Death benefits                           (124,872)     (1,471,320)       (42,728)        (155,851)       (1,989,500)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                             (3,628,624)    (32,071,689)      (605,667)      (5,185,204)      (23,917,713)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year            23,347,024     153,569,163      2,855,361       35,247,417       207,049,009
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $ 10,707,551    $ 70,941,591    $   927,433     $ 16,811,332      $191,199,516
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year     25,432,470      84,105,476        953,958       20,887,036       157,787,689
Contract purchase payments                     56,595         199,532            534           59,441        28,548,584
Net transfers(1)                           (1,466,025)     (7,155,186)      (108,990)      (1,400,407)      (33,862,953)
Contract terminations:
    Surrender benefits and contract
          charges                          (3,399,612)    (13,499,466)      (165,062)      (2,410,305)      (10,923,003)
    Death benefits                           (136,240)       (990,749)       (19,055)        (110,369)       (1,483,625)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year           20,487,188      62,659,607        661,385       17,025,396       140,066,692
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 310    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                  FTVIPT          GS VIT          GS VIT          GS VIT          GS VIT
                                              TEMP GRO SEC,   STRATEGIC GRO,   MID CAP VAL,   STRATEGIC INTL   STRUCTD U.S.
YEAR ENDED DEC. 31, 2008 (CONTINUED)               CL 2            INST            INST          EQ, INST        EQ, INST
 OPERATIONS
Investment income (loss) -- net                $     8,785       $  (8,157)    $   (749,578)     $   4,998      $     1,854
Net realized gain (loss) on sales of
  investments                                     (123,308)          4,418       (7,025,094)       (13,239)        (251,459)
Distributions from capital gains                   285,258              --          269,589         21,209           55,946
Net change in unrealized appreciation or
  depreciation of investments                   (2,362,873)       (274,638)     (49,288,998)      (245,688)      (2,934,467)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (2,192,138)       (278,377)     (56,794,081)      (232,720)      (3,128,126)
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          54,556             531       18,574,511            134            4,653
Net transfers(1)                                  (144,392)        (91,762)     (14,471,164)       (60,349)        (663,024)
Adjustments to net assets allocated to
  contracts in payment period                           --              --           (9,960)            --          (84,098)
Contract terminations:
    Surrender benefits and contract charges       (181,168)       (136,523)      (9,427,600)       (79,017)      (1,017,937)
    Death benefits                                (192,159)             --       (1,212,313)            --          (35,460)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    (463,163)       (227,754)      (6,546,526)      (139,232)      (1,795,866)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  5,431,779         821,249      165,283,694        615,604        9,423,813
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 2,776,478       $ 315,118     $101,943,087      $ 243,652      $ 4,499,821
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           3,886,515         878,698       84,708,726        527,000        9,160,868
Contract purchase payments                          55,694             620       11,278,080            121            5,865
Net transfers(1)                                   (90,681)       (125,640)      (4,702,241)       (59,027)        (792,436)
Contract terminations:
    Surrender benefits and contract charges       (164,038)       (163,188)      (5,446,539)       (79,473)      (1,215,344)
    Death benefits                                (146,927)             --         (639,536)            --          (42,793)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 3,540,563         590,490       85,198,490        388,621        7,116,160
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    311

STATEMENTS OF CHANGES IN NET ASSETS

                                                            JANUS ASPEN   JANUS ASPEN    JANUS ASPEN   JANUS ASPEN
                                              JANUS ASPEN   ENTERPRISE,      GLOBAL        JANUS,       OVERSEAS,
YEAR ENDED DEC. 31, 2008 (CONTINUED)           BAL, INST        SERV       TECH, SERV       SERV           SERV
 OPERATIONS
Investment income (loss) -- net               $    49,258    $  (21,998)   $   (4,986)  $ (1,648,625)  $   (19,024)
Net realized gain (loss) on sales of
  investments                                     119,531        28,227       (35,220)    (2,066,960)      309,633
Distributions from capital gains                  310,729        86,314            --             --       708,866
Net change in unrealized appreciation or
  depreciation of investments                  (1,251,043)     (878,497)     (162,847)   (78,554,039)   (3,867,681)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (771,525)     (785,954)     (203,053)   (82,269,624)   (2,868,206)
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          7,171         6,193         1,617     40,259,614         3,654
Net transfers(1)                                 (237,138)     (136,723)      (24,836)    23,992,603       (84,428)
Adjustments to net assets allocated to
  contracts in payment period                          --            --            --             --            --
Contract terminations:
    Surrender benefits and contract charges      (965,868)     (224,066)      (71,236)    (9,087,301)     (449,938)
    Death benefits                               (160,685)      (45,250)       (1,898)    (1,340,936)      (28,212)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (1,356,520)     (399,846)      (96,353)    53,823,980      (558,924)
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 5,377,813     2,055,776       518,394    175,179,456     5,904,730
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 3,249,768    $  869,976    $  218,988   $146,733,812   $ 2,477,600
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          2,497,592     3,233,581     1,049,903    174,801,119     3,917,073
Contract purchase payments                          3,368        11,414         4,208     46,822,093         2,715
Net transfers(1)                                 (128,897)     (177,087)      (54,214)    37,452,996        (8,551)
Contract terminations:
    Surrender benefits and contract charges      (476,335)     (431,247)     (193,205)   (11,519,273)     (372,526)
    Death benefits                                (77,184)     (109,422)       (4,986)    (1,728,548)      (21,210)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                1,818,544     2,527,239       801,706    245,828,387     3,517,501
------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 312    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 LAZARD      LAZARD RETIRE     LM CB VAR    LVIP BARON
                                                JANUS ASPEN   RETIRE INTL   U.S. STRATEGIC,   SM CAP GRO,    GRO OPP,
YEAR ENDED DEC. 31, 2008 (CONTINUED)            WORLD, INST     EQ, SERV          SERV            CL I        SERV CL
 OPERATIONS
Investment income (loss) -- net                  $   (3,797)   $  (2,540)      $  (2,351)       $   (908)   $  (24,473)
Net realized gain (loss) on sales of
  investments                                      (121,982)      (1,708)        (32,009)        (17,643)       40,040
Distributions from capital gains                         --        1,449              --           2,040        78,594
Net change in unrealized appreciation or
  depreciation of investments                      (693,845)    (206,301)        (80,305)        (15,527)     (835,815)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (819,624)    (209,100)       (114,665)        (32,038)     (741,654)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            4,499           24              77          40,942           553
Net transfers(1)                                    (72,289)     (35,635)        (84,868)         (9,037)     (113,377)
Adjustments to net assets allocated to
  contracts in payment period                            --           --              --              --            --
Contract terminations:
    Surrender benefits and contract charges        (370,628)    (147,805)        (80,840)           (802)     (259,554)
    Death benefits                                  (31,706)     (38,045)        (17,074)             --      (192,677)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (470,124)    (221,461)       (182,705)         31,103      (565,055)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   2,156,055      696,316         462,765          25,128     2,240,750
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $  866,307    $ 265,755       $ 165,395        $ 24,193    $  934,041
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            1,308,351      542,496         380,888          22,763     1,283,872
Contract purchase payments                            3,057           24              72          43,828           331
Net transfers(1)                                    (58,635)     (40,712)        (74,500)        (27,133)      (97,331)
Contract terminations:
    Surrender benefits and contract charges        (268,085)    (134,864)        (74,791)           (681)     (177,356)
    Death benefits                                  (22,741)     (32,431)        (18,834)             --      (121,798)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    961,947      334,513         212,835          38,777       887,718
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    313

STATEMENTS OF CHANGES IN NET ASSETS

                                                      MFS INV         MFS INV       MFS INV       MFS NEW      MFS NEW
                                                  GRO STOCK, SERV   TRUST, INIT   TRUST, SERV    DIS, INIT    DIS, SERV
YEAR ENDED DEC. 31, 2008 (CONTINUED)                     CL              CL            CL           CL            CL
 OPERATIONS
Investment income (loss) -- net                     $   (36,840)    $   (23,557)   $   (6,283)  $  (21,378)  $   (50,332)
Net realized gain (loss) on sales of investments         14,354          12,553        44,297      (78,474)     (217,910)
Distributions from capital gains                        194,644         311,964        55,525      297,747       842,883
Net change in unrealized appreciation or
  depreciation of investments                        (1,872,592)     (2,041,411)     (398,642)    (891,726)   (2,424,049)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (1,700,434)     (1,740,451)     (305,103)    (693,831)   (1,849,408)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  243          24,305        12,287        5,202        26,046
Net transfers(1)                                        107,301         (98,026)      (87,304)    (147,889)      (71,741)
Adjustments to net assets allocated to contracts
  in payment period                                        (325)             --            --           --          (359)
Contract terminations:
    Surrender benefits and contract charges            (727,653)       (415,485)     (153,525)    (148,363)     (455,888)
    Death benefits                                      (46,297)        (91,223)      (12,034)      (2,535)      (42,401)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (666,731)       (580,429)     (240,576)    (293,585)     (544,343)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       4,916,049       5,304,797     1,071,774    1,915,288     4,922,300
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 2,548,884     $ 2,983,917    $  526,095   $  927,872   $ 2,528,549
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                5,739,547       4,718,031       919,981    1,687,548     4,591,329
Contract purchase payments                                  158          31,621         9,557        6,132        27,024
Net transfers(1)                                         72,285        (173,174)     (100,996)    (182,555)     (143,449)
Contract terminations:
    Surrender benefits and contract charges          (1,005,462)       (462,989)     (131,666)    (149,452)     (484,869)
    Death benefits                                      (63,159)        (92,925)       (9,912)      (4,811)      (41,473)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      4,743,369       4,020,564       686,964    1,356,862     3,948,562
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 314    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                               MFS TOTAL     MFS TOTAL
                                               MFS RESEARCH,    RETURN,       RETURN,     MFS UTILITIES,   MFS UTILITIES,
YEAR ENDED DEC. 31, 2008 (CONTINUED)              INIT CL       INIT CL       SERV CL         INIT CL          SERV CL
 OPERATIONS
Investment income (loss) -- net                  $  (19,128)   $   7,263   $  1,198,030     $    16,816      $    (5,450)
Net realized gain (loss) on sales of
  investments                                        22,311       (5,733)    (1,678,897)        281,699           24,440
Distributions from capital gains                         --       25,261      4,609,674       1,939,236          905,410
Net change in unrealized appreciation or
  depreciation of investments                      (835,745)    (141,156)   (21,916,193)     (7,637,189)      (3,506,834)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (832,562)    (114,365)   (17,787,386)     (5,399,438)      (2,582,434)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            8,961        1,500        298,398          21,766           99,428
Net transfers(1)                                     (7,502)     113,989     (5,220,536)       (296,715)        (466,679)
Adjustments to net assets allocated to
  contracts in payment period                            --           --             --          (1,482)              --
Contract terminations:
    Surrender benefits and contract charges        (197,418)     (78,337)   (11,641,923)     (1,794,954)        (628,305)
    Death benefits                                  (10,420)        (248)      (829,892)        (90,069)         (52,058)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     (206,379)      36,904    (17,393,953)     (2,161,454)      (1,047,614)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   2,346,062      456,420     86,301,430      15,073,735        7,067,964
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $1,307,121    $ 378,959   $ 51,120,091     $ 7,512,843      $ 3,437,916
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            2,286,428      294,491     59,962,756       8,127,855        2,737,910
Contract purchase payments                            9,481        1,100        231,184          17,445           41,768
Net transfers(1)                                    (22,967)      78,308     (4,262,203)       (331,367)        (309,856)
Contract terminations:
    Surrender benefits and contract charges        (235,569)     (55,802)    (9,052,048)     (1,167,176)        (270,998)
    Death benefits                                  (11,731)        (164)      (638,782)        (80,185)         (30,995)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  2,025,642      317,933     46,240,907       6,566,572        2,167,829
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    315

STATEMENTS OF CHANGES IN NET ASSETS

                                                       NACM         OPCAP        OPPEN          OPPEN         OPPEN
                                                      SM CAP,     MANAGED,      CAP APP     CAP APPR VA,   GLOBAL SEC
YEAR ENDED DEC. 31, 2008 (CONTINUED)                   CL I         CL I           VA           SERV           VA
 OPERATIONS
Investment income (loss) -- net                     $  (17,569)  $   37,952   $   (23,140)  $   (856,899)   $    517
Net realized gain (loss) on sales of investments      (133,230)    (119,805)      (10,592)       693,665      (1,707)
Distributions from capital gains                       299,778      191,719            --             --      11,461
Net change in unrealized appreciation or
  depreciation of investments                         (766,162)    (894,743)     (973,971)   (29,156,169)    (81,509)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (617,183)    (784,877)   (1,007,703)   (29,319,403)    (71,238)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               4,522        6,579         4,259        340,721          --
Net transfers(1)                                       (22,211)     (52,733)      (88,864)     2,573,997          --
Adjustments to net assets allocated to contracts
  in payment period                                         --         (546)           --         (5,332)         --
Contract terminations:
    Surrender benefits and contract charges           (349,000)    (379,195)     (548,718)    (3,904,987)    (72,783)
    Death benefits                                     (22,250)     (37,171)      (54,282)      (590,643)         --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (388,939)    (463,066)     (687,605)    (1,586,244)    (72,783)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      1,715,634    2,828,427     2,718,928     66,968,978     228,315
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $  709,512   $1,580,484   $ 1,023,620   $ 36,063,331    $ 84,294
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 851,215    1,089,507     1,515,456     47,465,128     101,317
Contract purchase payments                               2,470        2,730         2,616        282,246          --
Net transfers(1)                                       (14,292)     (24,696)      (64,874)     4,066,299          --
Contract terminations:
    Surrender benefits and contract charges           (215,809)    (172,156)     (357,628)    (3,413,331)    (37,893)
    Death benefits                                     (11,935)     (17,305)      (33,557)      (516,908)         --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       611,649      878,080     1,062,013     47,883,434      63,424
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 316    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                  OPPEN GLOBAL      OPPEN        OPPEN        OPPEN     OPPEN MAIN ST
                                                     SEC VA,       HI INC      HI INC VA,    MAIN ST      SM CAP VA,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                  SERV           VA           SERV          VA           SERV
 OPERATIONS
Investment income (loss) -- net                    $    (9,350)  $   62,957   $   254,782   $     495    $   (83,943)
Net realized gain (loss) on sales of investments      (321,198)    (155,741)     (429,643)     (3,282)         7,141
Distributions from capital gains                     1,095,914           --            --      15,751        456,575
Net change in unrealized appreciation or
  depreciation of investments                       (8,581,146)    (756,707)   (3,775,506)   (115,428)    (3,887,472)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (7,815,780)    (849,491)   (3,950,367)   (102,464)    (3,507,699)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              84,184        9,336        13,451         240         77,859
Net transfers(1)                                      (550,067)     (36,003)       69,773         181       (225,677)
Adjustments to net assets allocated to contracts
  in payment period                                     (5,770)          --            --          --         (6,998)
Contract terminations:
    Surrender benefits and contract charges         (2,128,935)    (230,850)     (439,342)    (90,964)      (713,519)
    Death benefits                                    (221,941)     (30,062)     (105,255)         --        (51,134)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (2,822,529)    (287,579)     (461,373)    (90,543)      (919,469)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     20,603,093    1,351,255     5,577,127     330,620      9,702,829
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 9,964,784   $  214,185   $ 1,165,387   $ 137,613    $ 5,275,661
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              11,636,530    1,012,326     4,202,541     284,846      5,845,476
Contract purchase payments                              64,870        7,508        14,073         255         65,539
Net transfers(1)                                      (511,710)     (16,929)      474,758         166       (157,442)
Contract terminations:
    Surrender benefits and contract charges         (1,460,800)    (215,436)     (444,756)    (89,857)      (479,268)
    Death benefits                                    (148,500)     (24,529)      (87,461)         --        (34,522)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     9,580,390      762,940     4,159,155     195,410      5,239,783
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    317

STATEMENTS OF CHANGES IN NET ASSETS

                                                 OPPEN GLOBAL    OPPEN GLOBAL        PIMCO         PUT VT       PUT VT
                                                   STRATEGIC    STRATEGIC INC   VIT ALL ASSET,    DIV INC,     DIV INC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                INC VA         VA, SERV       ADVISOR CL        CL IA        CL IB
 OPERATIONS
Investment income (loss) -- net                    $   9,650     $  9,813,824    $  8,178,744    $   86,140   $   57,074
Net realized gain (loss) on sales of
  investments                                         13,180       (1,479,136)     (1,458,857)     (118,324)    (103,038)
Distributions from capital gains                       2,976        3,591,808         570,116            --           --
Net change in unrealized appreciation or
  depreciation of investments                        (54,633)     (66,745,281)    (42,131,233)     (525,908)    (311,876)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (28,827)     (54,818,785)    (34,841,230)     (558,092)    (357,840)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                --       52,589,573      43,823,756           695       24,734
Net transfers(1)                                          --      (18,653,693)      2,005,191      (116,647)    (120,197)
Adjustments to net assets allocated to
  contracts in payment period                             --           (2,635)             --          (823)          --
Contract terminations:
    Surrender benefits and contract charges         (111,655)     (25,746,872)    (10,409,214)     (320,613)    (334,387)
    Death benefits                                        --       (2,918,571)     (1,499,371)      (24,145)     (32,910)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (111,655)       5,267,802      33,920,362      (461,533)    (462,760)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      309,255      326,585,829     171,530,929     2,099,409    1,469,078
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 168,773     $277,034,846    $170,610,061    $1,079,784   $  648,478
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year               185,843      243,686,580     166,070,507     1,101,298      998,594
Contract purchase payments                                --       40,481,853      44,179,274           413       17,408
Net transfers(1)                                          --      (15,954,374)      1,817,986       (65,414)     (97,780)
Contract terminations:
    Surrender benefits and contract charges          (65,956)     (19,981,604)    (10,866,498)     (189,604)    (248,906)
    Death benefits                                        --       (2,214,479)     (1,567,841)      (14,888)     (23,196)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     119,887      246,017,976     199,633,428       831,805      646,120
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 318    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                    PUT VT           PUT VT           PUT VT        PUT VT       PUT VT
                                                  GLOBAL EQ,   GLOBAL HLTH CARE,    GRO & INC,    GRO & INC,   HI YIELD,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 CL IA           CL IB            CL IA         CL IB        CL IA
 OPERATIONS
Investment income (loss) -- net                    $   9,108       $  (35,225)     $    44,468   $    72,738   $  70,419
Net realized gain (loss) on sales of investments     (52,587)          47,589         (432,409)     (950,417)   (100,346)
Distributions from capital gains                          --           22,477          684,508     1,435,901          --
Net change in unrealized appreciation or
  depreciation of investments                       (291,716)        (495,646)      (2,033,760)   (4,082,729)   (205,373)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (335,195)        (460,805)      (1,737,193)   (3,524,507)   (235,300)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             1,005            3,195            3,065        14,951         570
Net transfers(1)                                     (92,550)         (35,408)        (123,879)     (365,239)     (9,392)
Adjustments to net assets allocated to contracts
  in payment period                                       --               --              188            --        (358)
Contract terminations:
    Surrender benefits and contract charges         (107,419)        (276,977)        (772,272)   (1,608,674)   (139,755)
    Death benefits                                    (1,748)         (22,281)         (33,393)      (82,993)    (28,777)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (200,712)        (331,471)        (926,291)   (2,041,955)   (177,712)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      890,403        2,704,571        5,023,394    10,311,366     974,648
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 354,496       $1,912,295      $ 2,359,910   $ 4,744,904   $ 561,636
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               572,448        2,212,034        1,940,181     8,109,909     499,134
Contract purchase payments                               855            2,860            1,470        14,748         319
Net transfers(1)                                     (67,688)         (18,089)         (61,814)     (361,529)     (5,991)
Contract terminations:
    Surrender benefits and contract charges          (82,324)        (254,705)        (358,814)   (1,520,530)    (82,281)
    Death benefits                                    (1,310)         (21,366)         (16,641)      (71,954)    (16,980)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     421,981        1,920,734        1,504,382     6,170,644     394,201
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    319

STATEMENTS OF CHANGES IN NET ASSETS

                                                         PUT VT      PUT VT       PUT VT        PUT VT       PUT VT
                                                       HI YIELD,      INC,       INTL EQ,     INTL VAL,    INTL GRO,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                     CL IB       CL IB         CL IB        CL IB        CL IB
 OPERATIONS
Investment income (loss) -- net                        $  51,858   $  11,942   $    203,045    $    25    $     9,807
Net realized gain (loss) on sales of investments         (63,279)    (11,879)      (964,541)       (16)       204,987
Distributions from capital gains                              --          --      3,971,238      1,158             --
Net change in unrealized appreciation or depreciation
  of investments                                        (148,462)    (32,610)   (16,050,933)    (4,504)    (1,135,716)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            (159,883)    (32,547)   (12,841,191)    (3,337)      (920,922)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 8,914      10,075        113,921         --          1,530
Net transfers(1)                                         (26,941)     10,274       (986,293)        --       (146,886)
Adjustments to net assets allocated to contracts in
  payment period                                              --          --         (2,353)        --             --
Contract terminations:
    Surrender benefits and contract charges             (157,584)   (182,578)    (3,585,301)        (7)      (819,025)
    Death benefits                                       (14,056)    (18,808)      (140,594)        --         (1,098)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (189,667)   (181,037)    (4,600,620)        (7)      (965,479)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          750,501     293,650     31,980,799      7,140      2,842,385
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 400,951   $  80,066   $ 14,538,988    $ 3,796    $   955,984
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   516,692     239,988     23,406,285      4,130      2,550,236
Contract purchase payments                                 6,179       7,275        107,671         --          1,606
Net transfers(1)                                         (19,463)      8,965     (1,132,241)        --       (161,251)
Contract terminations:
    Surrender benefits and contract charges             (114,884)   (157,393)    (3,418,440)        (6)      (888,253)
    Death benefits                                        (9,882)    (15,970)      (127,847)        --         (1,285)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         378,642      82,865     18,835,428      4,124      1,501,053
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 320    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                        PUT VT       PUT VT       PUT VT        PUT VT       PUT VT
                                                       NEW OPP,    RESEARCH,   SM CAP VAL,      VISTA,      VOYAGER,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                    CL IA        CL IB        CL IB         CL IB        CL IA
 OPERATIONS
Investment income (loss) -- net                      $   (23,870)  $    (555)   $   (1,526)  $   (97,291)  $  (3,241)
Net realized gain (loss) on sales of investments         (78,005)     (1,543)     (221,899)     (276,469)    (44,608)
Distributions from capital gains                              --          --       298,942            --          --
Net change in unrealized appreciation or
  depreciation of investments                           (941,380)   (120,290)     (583,377)   (3,582,443)    (86,980)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (1,043,255)   (122,388)     (507,860)   (3,956,203)   (134,829)
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 4,568         500         5,750         9,537         801
Net transfers(1)                                         (37,972)     14,938      (132,366)     (464,124)    (37,595)
Adjustments to net assets allocated to contracts in
  payment period                                             (35)         --            --          (548)        (54)
Contract terminations:
    Surrender benefits and contract charges             (323,833)    (21,234)      (85,228)   (1,767,283)    (49,910)
    Death benefits                                       (30,891)         --            --       (81,117)       (431)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (388,163)     (5,796)     (211,844)   (2,303,535)    (87,189)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        2,900,786     309,432     1,440,870    10,294,224     423,394
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 1,469,368   $ 181,248    $  721,166   $ 4,034,486   $ 201,376
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 1,279,567     251,595     1,186,935    14,129,533     286,676
Contract purchase payments                                 2,454         478         5,409        14,802         685
Net transfers(1)                                         (19,633)     13,866      (113,079)     (735,466)    (28,485)
Contract terminations:
    Surrender benefits and contract charges             (174,811)    (22,836)      (83,634)   (2,916,925)    (39,588)
    Death benefits                                       (16,752)         --            --      (116,729)       (340)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       1,070,825     243,103       995,631    10,375,215     218,948
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    321

STATEMENTS OF CHANGES IN NET ASSETS

                                                     PUT VT        ROYCE         ROYCE       VP DAVIS         VP GS
                                                    VOYAGER,     MICRO-CAP,     SM-CAP,     NY VENTURE,   MID CAP VAL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                  CL IB      INVEST CL     INVEST CL       CL 3           CL 3
 OPERATIONS
Investment income (loss) -- net                    $  (18,408)  $    21,796   $  (18,780)  $ (2,022,309)    $   (850)
Net realized gain (loss) on sales of investments     (268,419)       24,847      154,135       (992,650)      (2,207)
Distributions from capital gains                           --       260,792      138,629      1,002,036          365
Net change in unrealized appreciation or
  depreciation of investments                        (302,134)   (1,662,136)    (842,095)   (59,931,587)     (23,402)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (588,961)   (1,354,701)    (568,111)   (61,944,510)     (26,094)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              3,913         3,948        2,556     31,790,075           --
Net transfers(1)                                      (32,019)     (282,767)    (254,510)    30,930,957       30,264
Adjustments to net assets allocated to contracts
  in payment period                                        --            --           --             --           --
Contract terminations:
    Surrender benefits and contract charges          (318,831)     (299,976)    (274,894)    (6,692,960)      (2,547)
    Death benefits                                    (16,940)      (50,940)     (46,682)    (1,000,239)          --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (363,877)     (629,735)    (573,530)    55,027,833       27,717
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     1,826,404     3,544,507    2,468,008    121,922,441       51,855
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  873,566   $ 1,560,071   $1,326,367   $115,005,764     $ 53,478
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              1,303,679     1,211,207      918,137    123,335,861       39,142
Contract purchase payments                              3,055         1,374          918     37,728,972           --
Net transfers(1)                                      (27,079)     (113,224)    (103,011)    41,110,524       30,031
Contract terminations:
    Surrender benefits and contract charges          (261,407)     (120,246)    (106,019)    (8,416,765)      (3,183)
    Death benefits                                    (14,011)      (19,801)     (18,254)    (1,241,142)          --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    1,004,237       959,310      691,771    192,517,450       65,990
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 322    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                   VP PTNRS        RVS VP        RVS VP         RVS VP          RVS VP
                                                  SM CAP VAL,       BAL,       CASH MGMT,      DIV BOND,     DIV EQ INC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 CL 3           CL 3          CL 3           CL 3            CL 3
 OPERATIONS
Investment income (loss) -- net                  $ (1,164,840)  $   (77,094)  $    416,781   $ (4,741,591)  $  (4,887,846)
Net realized gain (loss) on sales of
  investments                                      (2,567,066)     (521,407)        (7,448)    (3,707,649)     (2,651,067)
Distributions from capital gains                    3,031,858       483,405             --             --      26,183,380
Net change in unrealized appreciation or
  depreciation of investments                     (25,946,065)   (2,201,467)       (15,642)   (25,245,286)   (182,984,763)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 (26,646,113)   (2,316,563)       393,691    (33,694,526)   (164,340,296)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            441,456        53,287      4,382,037     85,385,945      48,743,254
Net transfers(1)                                   (1,503,307)     (192,338)    49,408,129    (15,819,461)     91,612,475
Adjustments to net assets allocated to
  contracts in payment period                              --          (748)        (4,544)          (911)        (44,185)
Contract terminations:
    Surrender benefits and contract charges        (5,412,446)   (1,019,661)   (27,278,371)   (31,336,939)    (18,982,707)
    Death benefits                                   (768,976)     (167,507)      (879,555)    (3,659,128)     (2,810,978)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (7,243,273)   (1,326,967)    25,627,696     34,569,506     118,517,859
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    88,943,047     8,314,132     48,813,717    364,189,829     328,156,646
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 55,053,661   $ 4,670,602   $ 74,835,104   $365,064,809   $ 282,334,209
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             62,013,403     5,726,737     44,459,217    314,829,323     184,561,950
Contract purchase payments                            341,977        60,287      4,108,588     77,159,486      34,655,468
Net transfers(1)                                     (321,768)     (107,145)    44,870,832    (16,717,665)     70,806,075
Contract terminations:
    Surrender benefits and contract charges        (4,348,999)     (695,912)   (24,546,357)   (27,447,177)    (13,498,787)
    Death benefits                                   (599,806)     (146,444)      (779,143)    (3,279,645)     (1,924,666)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   57,084,807     4,837,523     68,113,137    344,544,322     274,600,040
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    323

STATEMENTS OF CHANGES IN NET ASSETS

                                               RVS VP         RVS VP GLOBAL          RVS VP          RVS VP         RVS VP
                                               DYN EQ,     INFLATION PROT SEC,   HI YIELD BOND,     INC OPP,     MID CAP GRO,
YEAR ENDED DEC. 31, 2008 (CONTINUED)            CL 3               CL 3               CL 3            CL 3           CL 3
 OPERATIONS
Investment income (loss) -- net             $   (984,950)      $  1,414,583        $  (458,216)   $ (1,619,560)   $   (94,590)
Net realized gain (loss) on sales of
  investments                                 (1,837,459)           911,555         (1,130,975)     (1,236,168)       (86,418)
Distributions from capital gains               7,642,412                 --                 --              --         44,076
Net change in unrealized appreciation or
  depreciation of investments                (42,761,974)        (5,330,014)        (7,579,566)    (22,357,794)    (3,187,583)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  (37,941,971)        (3,003,876)        (9,168,757)    (25,213,522)    (3,324,515)
-----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       386,463         34,185,040            231,032      26,834,532         27,373
Net transfers(1)                               2,896,690        (24,641,140)        (3,907,164)       (284,090)       346,525
Adjustments to net assets allocated to
  contracts in payment period                     (5,567)            (2,185)                --              --           (300)
Contract terminations:
    Surrender benefits and contract
          charges                             (7,061,609)       (11,417,830)        (3,522,799)     (6,448,657)      (691,714)
    Death benefits                              (735,346)        (1,490,855)          (444,149)       (904,321)       (73,347)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                (4,519,369)        (3,366,970)        (7,643,080)     19,197,464       (391,463)
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               91,451,143        157,931,786         40,773,228     107,788,752      7,905,281
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $ 48,989,803       $151,560,940        $23,961,391    $101,772,694    $ 4,189,303
-----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        85,163,707        145,073,566         32,754,784      92,767,197      5,282,560
Contract purchase payments                       471,860         30,968,160            203,436      24,458,207         23,976
Net transfers(1)                               3,633,028        (22,923,294)        (3,304,898)       (561,641)       510,342
Contract terminations:
    Surrender benefits and contract
          charges                             (8,155,110)       (10,462,241)        (3,067,158)     (5,998,134)      (572,940)
    Death benefits                              (848,738)        (1,374,344)          (400,985)       (850,439)       (63,445)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              80,264,747        141,281,847         26,185,179     109,815,190      5,180,493
-----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 324    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                   RVS VP         RVS VP          RVS VP          SEL VP        SEL VP
                                                MID CAP VAL,     S&P 500,    SHORT DURATION,       GRO,      LG CAP VAL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                CL 3           CL 3            CL 3            CL 3          CL 3
 OPERATIONS
Investment income (loss) -- net                  $  (15,731)   $  (205,004)    $   (774,529)   $  (199,385)    $ (1,844)
Net realized gain (loss) on sales of
  investments                                       (13,948)        (1,426)        (251,753)      (517,620)      (4,240)
Distributions from capital gains                    209,107        694,672               --             --        2,938
Net change in unrealized appreciation or
  depreciation of investments                      (681,064)    (7,983,958)      (1,350,868)    (7,767,483)     (57,313)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (501,636)    (7,495,716)      (2,377,150)    (8,484,488)     (60,459)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            9,000        678,282        4,180,267         94,779           75
Net transfers(1)                                      2,773     (1,172,022)      10,721,193      5,000,286        4,235
Adjustments to net assets allocated to
  contracts in payment period                            --         (3,725)         (62,208)            --           --
Contract terminations:
    Surrender benefits and contract charges            (528)    (1,606,882)     (11,981,178)    (1,152,816)     (11,819)
    Death benefits                                       --       (102,926)        (674,977)      (139,197)      (3,492)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       11,245     (2,207,273)       2,183,097      3,803,052      (11,001)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   1,081,986     21,204,680       53,705,873     16,673,245      158,091
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $  591,595    $11,501,691     $ 53,511,820    $11,991,809     $ 86,631
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            1,086,635     18,396,125       46,266,904     15,299,229      121,090
Contract purchase payments                            9,650        707,405        3,741,917        134,289           --
Net transfers(1)                                      6,431     (1,261,509)       9,494,263      6,209,413        4,929
Contract terminations:
    Surrender benefits and contract charges            (656)    (1,750,033)     (10,501,946)    (1,395,516)     (10,665)
    Death benefits                                       --       (109,669)        (594,495)      (168,718)      (4,245)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  1,102,060     15,982,319       48,406,643     20,078,697      111,109
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    325

STATEMENTS OF CHANGES IN NET ASSETS

                                                     SEL VP        THDL VP       THDL VP       THIRD         VANK LIT
                                                  SM CAP VAL,    EMER MKTS,     INTL OPP,       AVE         COMSTOCK,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                  CL 3          CL 3          CL 3          VAL           CL II
 OPERATIONS
Investment income (loss) -- net                   $   (40,300)  $ (1,073,661)  $   12,340   $   (18,095)  $   1,426,232
Net realized gain (loss) on sales of investments     (384,043)       878,512      (36,132)     (227,755)     (6,475,368)
Distributions from capital gains                      364,345     19,194,509           --       406,322      14,222,855
Net change in unrealized appreciation or
  depreciation of investments                      (1,291,303)   (99,631,060)    (651,115)   (1,530,618)   (125,835,629)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (1,351,301)   (80,631,700)    (674,907)   (1,370,146)   (116,661,910)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              3,062     16,984,554        9,109           778      25,269,270
Net transfers(1)                                     (185,482)    36,480,003       68,531      (540,052)     23,202,399
Adjustments to net assets allocated to contracts
  in payment period                                        --             --         (457)           --          (6,822)
Contract terminations:
    Surrender benefits and contract charges          (664,985)    (6,265,918)    (228,751)     (410,708)    (17,441,901)
    Death benefits                                    (25,775)      (968,892)     (18,907)      (12,909)     (2,443,237)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (873,180)    46,229,747     (170,475)     (962,891)     28,579,709
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     3,973,103    129,372,267    1,713,133     3,723,418     297,558,493
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 1,748,622   $ 94,970,314   $  867,751   $ 1,390,381   $ 209,476,292
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              2,997,640     49,516,690      878,621     1,398,313     205,570,041
Contract purchase payments                              2,635      9,137,292        6,089           340      21,217,988
Net transfers(1)                                     (164,274)    26,659,598       41,567      (261,091)     20,315,471
Contract terminations:
    Surrender benefits and contract charges          (656,207)    (3,292,635)    (150,214)     (190,948)    (14,648,296)
    Death benefits                                    (23,170)      (490,440)     (11,939)       (6,609)     (1,949,600)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    2,156,624     81,530,505      764,124       940,005     230,505,604
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 326    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                VANK LIT        VANK UIF         VANK UIF       VANK UIF         VANK UIF
                                               GRO & INC,   GLOBAL REAL EST,   MID CAPGRO,   U.S. REAL EST,   U.S. REAL EST,
YEAR ENDED DEC. 31, 2008 (CONTINUED)             CL II            CL II           CL II           CL I             CL II
 OPERATIONS
Investment income (loss) -- net               $    35,260     $    327,953       $   (472)     $    36,414      $    55,428
Net realized gain (loss) on sales of
  investments                                     (46,720)        (479,112)        (7,213)         (67,307)        (565,026)
Distributions from capital gains                  187,600        2,058,717         14,448          668,660        1,942,610
Net change in unrealized appreciation or
  depreciation of investments                  (1,937,797)     (22,064,783)       (45,898)      (1,315,723)      (3,281,965)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (1,761,657)     (20,157,225)       (39,135)        (677,956)      (1,848,953)
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         13,537        8,588,915         31,444           16,072           34,798
Net transfers(1)                                 (220,589)      22,948,086         19,857           19,715           41,593
Adjustments to net assets allocated to
  contracts in payment period                          --               --             --               --               --
Contract terminations:
    Surrender benefits and contract charges    (1,489,716)      (1,721,285)        (1,407)        (284,230)        (442,780)
    Death benefits                                (39,636)        (260,816)            --               --          (43,554)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (1,736,404)      29,554,900         49,894         (248,443)        (409,943)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 6,521,081       27,623,618         42,001        2,099,759        5,834,803
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 3,023,020     $ 37,021,293       $ 52,760      $ 1,173,360      $ 3,575,907
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          3,826,665       32,608,681         35,845          940,617        3,433,334
Contract purchase payments                          8,386       12,410,496         32,468           14,728           22,934
Net transfers(1)                                 (158,909)      37,838,579         21,309           40,670          317,734
Contract terminations:
    Surrender benefits and contract charges    (1,003,051)      (2,655,908)        (1,230)        (133,895)        (289,698)
    Death benefits                                (25,407)        (397,434)            --               --          (28,627)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                2,647,684       79,804,414         88,392          862,120        3,455,677
----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    327

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   WF ADV        WF ADV        WF ADV
                                                     WANGER         WANGER        VT INDEX     VT C&B LG       VT EQ
YEAR ENDED DEC. 31, 2008 (CONTINUED)                  INTL            USA       ASSET ALLOC     CAP VAL         INC
 OPERATIONS
Investment income (loss) -- net                   $   (880,107)  $ (1,356,961)  $   196,960   $       587   $    60,864
Net realized gain (loss) on sales of investments      (370,467)    (1,413,105)     (758,394)     (179,008)     (555,712)
Distributions from capital gains                    14,297,783      9,986,915     1,605,538            --     2,604,549
Net change in unrealized appreciation or
  depreciation of investments                      (81,190,951)   (45,882,587)   (7,965,789)   (3,416,934)   (9,511,660)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (68,143,742)   (38,665,738)   (6,921,685)   (3,595,355)   (7,401,959)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          19,578,457     10,160,325        66,972        46,034        55,750
Net transfers(1)                                    46,972,156      6,440,857    (1,653,834)    2,180,118      (957,483)
Adjustments to net assets allocated to contracts
  in payment period                                       (178)            --       (89,152)           --            --
Contract terminations:
    Surrender benefits and contract charges         (6,231,048)    (4,806,690)   (3,887,255)     (848,062)   (2,156,711)
    Death benefits                                    (924,188)      (735,800)     (319,629)     (105,940)     (177,717)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      59,395,199     11,058,692    (5,882,898)    1,272,150    (3,236,161)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    113,659,904     92,330,312    25,886,547     9,329,444    21,662,817
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $104,911,361   $ 64,723,266   $13,081,964   $ 7,006,239   $11,024,697
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              56,588,980     66,994,841    20,946,105     7,619,652    15,557,040
Contract purchase payments                          13,048,703      9,130,390        72,334        49,711        50,679
Net transfers(1)                                    34,816,782      8,720,743    (1,843,680)    2,207,587      (906,452)
Contract terminations:
    Surrender benefits and contract charges         (4,114,732)    (4,223,286)   (3,676,925)     (825,108)   (1,889,982)
    Death benefits                                    (586,356)      (630,590)     (312,670)     (108,943)     (157,935)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    99,753,377     79,992,098    15,185,164     8,942,899    12,653,350
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 328    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                      WF ADV       WF ADV        WF ADV         WF ADV        WF ADV
                                                        VT           VT            VT             VT            VT
YEAR ENDED DEC. 31, 2008 (CONTINUED)                INTL CORE    LG CO CORE     LG CO GRO     MONEY MKT     SM CAP GRO
 OPERATIONS
Investment income (loss) -- net                    $    16,152   $   (3,486)  $   (512,154)  $    99,397   $   (61,363)
Net realized gain (loss) on sales of investments      (151,626)     (37,200)    (1,451,189)      (13,917)     (488,838)
Distributions from capital gains                       540,566           --             --            --     1,225,536
Net change in unrealized appreciation or
  depreciation of investments                       (1,758,231)    (602,733)   (17,336,431)       13,123    (2,941,961)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (1,353,139)    (643,419)   (19,299,774)       98,603    (2,266,626)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               1,470        1,304        235,519        15,475         8,494
Net transfers(1)                                       (19,838)     (20,263)      (375,169)    8,841,639       (64,409)
Adjustments to net assets allocated to contracts
  in payment period                                     (1,245)          --             --        (7,667)           --
Contract terminations:
    Surrender benefits and contract charges           (442,664)    (138,969)    (4,833,744)   (5,581,407)     (829,571)
    Death benefits                                     (47,059)        (987)      (425,335)     (346,020)      (36,462)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (509,336)    (158,915)    (5,398,729)    2,922,020      (921,948)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      3,326,426    1,698,808     51,767,704    11,273,576     5,956,959
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 1,463,951   $  896,474   $ 27,069,201   $14,294,199   $ 2,768,385
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               2,929,157    2,287,901     61,269,461    10,067,219    10,497,030
Contract purchase payments                               1,262        2,086        323,468        13,996        17,703
Net transfers(1)                                      (113,701)     (27,248)      (954,954)    7,988,886      (197,817)
Contract terminations:
    Surrender benefits and contract charges           (487,270)    (243,710)    (7,398,463)   (4,997,739)   (1,795,254)
    Death benefits                                     (51,509)      (1,476)      (631,019)     (308,502)      (85,057)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     2,277,939    2,017,553     52,608,493    12,763,860     8,436,605
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    329

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  WF ADV
                                                                                 VT TOTAL
YEAR ENDED DEC. 31, 2008 (CONTINUED)                                            RETURN BOND
 OPERATIONS
                                                                               ------------
Investment income (loss) -- net                                                $  2,240,089
Net realized gain (loss) on sales of investments                                   (436,234)
Distributions from capital gains                                                         --
Net change in unrealized appreciation or depreciation of investments             (1,631,703)
-------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                     172,152
-------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                                          362,256
Net transfers(1)                                                                (16,769,749)
Adjustments to net assets allocated to contracts in payment period                       --
Contract terminations:
    Surrender benefits and contract charges                                      (7,203,478)
    Death benefits                                                                 (704,913)
-------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                  (24,315,884)
-------------------------------------------------------------------------------------------
Net assets at beginning of year                                                  79,203,673
-------------------------------------------------------------------------------------------
Net assets at end of year                                                      $ 55,059,941
-------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                           63,004,892
Contract purchase payments                                                          294,774
Net transfers(1)                                                                (13,681,469)
Contract terminations:
    Surrender benefits and contract charges                                      (5,646,110)
    Death benefits                                                                 (557,518)
-------------------------------------------------------------------------------------------
Units outstanding at end of year                                                 43,414,569
-------------------------------------------------------------------------------------------

(1) Includes transfer activity from (to) other divisions and transfers from
  (to) RiverSource Life's fixed account.
(2) For the period Sept. 26, 2008 (commencement of operations) to Dec. 31,
  2008.




See accompanying notes to financial statements.



 330    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
RiverSource Variable Annuity Account (the Account) was established under Indiana law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Indiana Department of Insurance.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life. The following is a list of each variable annuity product funded through the Account.

Evergreen Essential(SM) Variable Annuity (EG Essential)
Evergreen New Solutions Variable Annuity (EG New Solutions)
Evergreen New Solutions Select Variable Annuity (EG New Solutions Select) Evergreen Pathways(SM) Variable Annuity (EG Pathways)
Evergreen Pathways(SM) Select Variable Annuity (EG Pathways Select)
Evergreen Privilege(SM) Variable Annuity (EG Privilege)
RiverSource(R) AccessChoice Select Variable Annuity (AccessChoice Select) RiverSource(R) Builder Select Variable Annuity (Builder Select)
(previously Wells Fargo Advantage(R) Builder Select Variable Annuity) RiverSource(R) Endeavor Select Variable Annuity (Endeavor Select) RiverSource(R) FlexChoice Variable Annuity (FlexChoice)
RiverSource(R) FlexChoice Select Variable Annuity (FlexChoice Select) RiverSource(R) Galaxy Premier Variable Annuity (Galaxy)
RiverSource(R) Innovations Variable Annuity (Innovations)
RiverSource(R) Innovations Select Variable Annuity (Innovations Select) RiverSource(R) Innovations Classic Variable Annuity (Innovations Classic) RiverSource(R) Innovations Classic Select Variable Annuity (Innovations Classic Select)
RiverSource(R) New Solutions Variable Annuity (New Solutions)
RiverSource(R) Personal Portfolio Variable Annuity (Personal Portfolio)* RiverSource(R) Personal Portfolio Plus Variable Annuity (Personal Portfolio
Plus)*
RiverSource(R) Personal Portfolio Plus(2) Variable Annuity (Personal Portfolio Plus(2))*
RiverSource(R) Pinnacle Variable Annuity (Pinnacle)
RiverSource(R) Platinum Variable Annuity (Platinum)*
RiverSource(R) Preferred Variable Annuity (Preferred)*
RiverSource(R) Signature Variable Annuity (Signature)
RiverSource(R) Signature Select Variable Annuity (Signature Select) RiverSource(R) Signature One Variable Annuity (Signature One)
RiverSource(R) Signature One Select Variable Annuity (Signature One Select) Wells Fargo Advantage(R) Variable Annuity (Wells Advantage)
Wells Fargo Advantage(R) Select Variable Annuity (Wells Advantage Select)
Wells Fargo Advantage(R) Builder Variable Annuity (Wells Builder)
Wells Fargo Advantage Choice(SM) Variable Annuity (Wells Choice)
Wells Fargo Advantage Choice(SM) Select Variable Annuity (Wells Choice Select)

   * New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts.

DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
Invesco VI Basic Val, Ser II       Invesco V.I. Basic Value Fund, Series II Shares
                                     (previously AIM V.I. Basic Value Fund, Series II Shares)
Invesco VI Cap Appr, Ser I         Invesco V.I. Capital Appreciation Fund, Series I Shares
                                     (previously AIM V.I. Capital Appreciation Fund, Series I Shares)
Invesco VI Cap Appr, Ser II        Invesco V.I. Capital Appreciation Fund, Series II Shares
                                     (previously AIM V.I. Capital Appreciation Fund, Series II Shares)

-





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    331

DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
Invesco VI Cap Dev, Ser I          Invesco V.I. Capital Development Fund, Series I Shares
                                     (previously AIM V.I. Capital Development Fund, Series I Shares)
Invesco VI Cap Dev, Ser II         Invesco V.I. Capital Development Fund, Series II Shares
                                     (previously AIM V.I. Capital Development Fund, Series II Shares)
Invesco VI Core Eq, Ser I          Invesco V.I. Core Equity Fund, Series I Shares
                                     (previously AIM V.I. Core Equity Fund, Series I Shares)
Invesco VI Core Eq, Ser II         Invesco V.I. Core Equity Fund, Series II Shares
                                     (previously AIM V.I. Core Equity Fund, Series II Shares)
Invesco VI Global Hlth, Ser II     Invesco V.I. Global Health Care Fund, Series II Shares
                                     (previously AIM V.I. Global Health Care Fund, Series II Shares)
Invesco VI Intl Gro, Ser I         Invesco V.I. International Growth Fund, Series I Shares
                                     (previously AIM V.I. International Growth Fund, Series I Shares)
Invesco VI Intl Gro, Ser II        Invesco V.I. International Growth Fund, Series II Shares
                                     (previously AIM V.I. International Growth Fund, Series II Shares)
Invesco VI Mid Cap Core Eq, Ser    Invesco V.I. Mid Cap Core Equity Fund, Series II Shares
  II                                 (previously AIM V.I. Mid Cap Core Equity Fund, Series II Shares)
AB VPS Bal Wealth Strategy, Cl B   AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B)(1)
AB VPS Global Thematic Gro, Cl B   AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)
                                     (previously AllianceBernstein VPS Global Technology Portfolio (Class B))
AB VPS Gro & Inc, Cl B             AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Inter Bond, Cl B            AllianceBernstein VPS Intermediate Bond Portfolio (Class B)
AB VPS Intl Val, Cl B              AllianceBernstein VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B            AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Inc & Gro, Cl I              American Century VP Income & Growth, Class I
AC VP Inflation Prot, Cl II        American Century VP Inflation Protection, Class II
AC VP Intl, Cl II                  American Century VP International, Class II
AC VP Mid Cap Val, Cl II           American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II                 American Century VP Ultra(R), Class II
AC VP Val, Cl I                    American Century VP Value, Class I
AC VP Val, Cl II                   American Century VP Value, Class II
Col Asset Alloc, VS Cl A           Columbia Asset Allocation Fund, Variable Series, Class A
Col Federal Sec, VS Cl A           Columbia Federal Securities Fund, Variable Series, Class A
Col Hi Yield, VS Cl A              Columbia High Yield Fund, Variable Series, Class A
Col Hi Yield, VS Cl B              Columbia High Yield Fund, Variable Series, Class B
Col Lg Cap Gro, VS Cl A            Columbia Large Cap Growth Fund, Variable Series, Class A
Col Marsico Gro, VS Cl A           Columbia Marsico Growth Fund, Variable Series, Class A
Col Marsico Intl Opp, VS Cl B      Columbia Marsico International Opportunities Fund, Variable Series, Class B
Col Sm Cap Val, VS Cl B            Columbia Small Cap Value Fund, Variable Series, Class B
Col Sm Co Gro, VS Cl A             Columbia Small Company Growth Fund, Variable Series, Class A
CS Commodity Return                Credit Suisse Trust - Commodity Return Strategy Portfolio
CS U.S. Eq Flex I                  Credit Suisse Trust - U.S. Equity Flex I Portfolio(2)
Drey IP MidCap Stock, Serv         Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares
Drey IP Tech Gro, Serv             Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares
Drey Soc Resp Gro, Init            The Dreyfus Socially Responsible Growth Fund, Inc., Initial Shares
Drey VIF Appr, Serv                Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares
Drey VIF Intl Eq, Serv             Dreyfus Variable Investment Fund International Equity Portfolio, Service
                                     Shares
Drey VIF Intl Val, Serv            Dreyfus Variable Investment Fund International Value Portfolio, Service
                                     Shares
EV VT Floating-Rate Inc            Eaton Vance VT Floating-Rate Income Fund
EG VA Core Bond, Cl 2              Evergreen VA Core Bond Fund - Class 2
EG VA Div Cap Builder, Cl 2        Evergreen VA Diversified Capital Builder Fund - Class 2(3)
EG VA Div Inc Builder, Cl 1        Evergreen VA Diversified Income Builder Fund - Class 1(4)
EG VA Div Inc Builder, Cl 2        Evergreen VA Diversified Income Builder Fund - Class 2(5)
EG VA Fundamental Lg Cap, Cl 1     Evergreen VA Fundamental Large Cap Fund - Class 1
EG VA Fundamental Lg Cap, Cl 2     Evergreen VA Fundamental Large Cap Fund - Class 2
EG VA Gro, Cl 2                    Evergreen VA Growth Fund - Class 2
EG VA Hi Inc, Cl 2                 Evergreen VA High Income Fund - Class 2(6)
EG VA Intl Eq, Cl 1                Evergreen VA International Equity Fund - Class 1
EG VA Intl Eq, Cl 2                Evergreen VA International Equity Fund - Class 2
EG VA Omega, Cl 1                  Evergreen VA Omega Fund - Class 1
EG VA Omega, Cl 2                  Evergreen VA Omega Fund - Class 2
EG VA Special Val, Cl 1            Evergreen VA Special Values Fund - Class 1
EG VA Special Val, Cl 2            Evergreen VA Special Values Fund - Class 2
Fid VIP Bal, Serv Cl               Fidelity(R) VIP Balanced Portfolio Service Class
Fid VIP Bal, Serv Cl 2             Fidelity(R) VIP Balanced Portfolio Service Class 2
Fid VIP Contrafund, Serv Cl        Fidelity(R) VIP Contrafund(R) Portfolio Service Class
Fid VIP Contrafund, Serv Cl 2      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2

-





 332    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
Fid VIP Dyn Appr, Serv Cl 2        Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl         Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2       Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Gro, Serv Cl               Fidelity(R) VIP Growth Portfolio Service Class
Fid VIP Gro, Serv Cl 2             Fidelity(R) VIP Growth Portfolio Service Class 2
Fid VIP Hi Inc, Serv Cl            Fidelity(R) VIP High Income Portfolio Service Class
Fid VIP Hi Inc, Serv Cl 2          Fidelity(R) VIP High Income Portfolio Service Class 2
Fid VIP Invest Gr, Serv Cl 2       Fidelity(R) VIP Investment Grade Bond Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl           Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2         Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl          Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2        Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl   FTVIPT Franklin Global Real Estate Securities Fund - Class 2
  2
FTVIPT Frank Inc Sec, Cl 2         FTVIPT Franklin Income Securities Fund - Class 2
FTVIPT Frank Rising Divd, Cl 2     FTVIPT Franklin Rising Dividends Securities Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Frank Sm Mid Cap Gro, Cl 2  FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2     FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp Dev Mkts Sec, Cl 2     FTVIPT Templeton Developing Markets Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2          FTVIPT Templeton Foreign Securities Fund - Class 2
FTVIPT Temp Global Bond, Cl 2      FTVIPT Templeton Global Bond Securities Fund - Class 2
FTVIPT Temp Gro Sec, Cl 2          FTVIPT Templeton Growth Securities Fund - Class 2
GS VIT Strategic Gro, Inst         Goldman Sachs VIT Strategic Growth Fund - Institutional Shares
                                     (previously Goldman Sachs VIT Capital Growth Fund - Institutional
                                     Shares)
GS VIT Mid Cap Val, Inst           Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares
GS VIT Strategic Intl Eq, Inst     Goldman Sachs VIT Strategic International Equity Fund - Institutional
                                     Shares
GS VIT Structd U.S. Eq, Inst       Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares
Janus Aspen Bal, Inst              Janus Aspen Series Balanced Portfolio: Institutional Shares
Janus Aspen Enterprise, Serv       Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Global Tech, Serv      Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv            Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv         Janus Aspen Series Overseas Portfolio: Service Shares
Janus Aspen World, Inst            Janus Aspen Series Worldwide Portfolio: Institutional Shares
JPM Ins Trust U.S. Eq, Cl 1        JPMorgan Insurance Trust U.S. Equity Portfolio - Class 1 Shares(7)
Lazard Retire Intl Eq, Serv        Lazard Retirement International Equity Portfolio - Service Shares
Lazard Retire U.S. Strategic,      Lazard Retirement U.S. Strategic Equity Portfolio - Service Shares
  Serv
LM CB Var Sm Cap Gro, Cl I         Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Class I
                                     (previously Legg Mason Partners Variable Small Cap Growth Portfolio,
                                     Class I)
LVIP Baron Gro Opp, Serv Cl        LVIP Baron Growth Opportunities Fund - Service Class
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class
MFS Inv Trust, Init Cl             MFS(R) Investors Trust Series - Initial Class
MFS Inv Trust, Serv Cl             MFS(R) Investors Trust Series - Service Class
MFS New Dis, Init Cl               MFS(R) New Discovery Series - Initial Class
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class
MFS Research, Init Cl              MFS(R) Research Series - Initial Class
MFS Total Return, Init Cl          MFS(R) Total Return Series - Initial Class
MFS Total Return, Serv Cl          MFS(R) Total Return Series - Service Class
MFS Utilities, Init Cl             MFS(R) Utilities Series - Initial Class
MFS Utilities, Serv Cl             MFS(R) Utilities Series - Service Class
NACM Sm Cap, Cl I                  NACM Small Cap Portfolio, Class I(8)
                                     (previously NACM Small Cap Portfolio)
OpCap Managed, Cl I                OpCap Managed Portfolio, Class I(9)
                                     (previously OpCap Managed Portfolio)
Oppen Cap Appr VA                  Oppenheimer Capital Appreciation Fund/VA
Oppen Cap Appr VA, Serv            Oppenheimer Capital Appreciation Fund/VA, Service Shares
Oppen Global Sec VA                Oppenheimer Global Securities Fund/VA
Oppen Global Sec VA, Serv          Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Hi Inc VA                    Oppenheimer High Income Fund/VA
Oppen Hi Inc VA, Serv              Oppenheimer High Income Fund/VA, Service Shares
Oppen Main St VA                   Oppenheimer Main Street Fund/VA
Oppen Main St Sm Cap VA, Serv      Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Global Strategic Inc VA      Oppenheimer Global Strategic Income Fund/VA
                                     (previously Oppenheimer Strategic Bond Fund/VA)
Oppen Global Strategic Inc VA,     Oppenheimer Global Strategic Income Fund/VA, Service Shares
  Serv                               (previously Oppenheimer Strategic Bond Fund/VA, Service Shares)
PIMCO VIT All Asset, Advisor Cl    PIMCO VIT All Asset Portfolio, Advisor Share Class

-





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    333

DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
Put VT Div Inc, Cl IA              Putnam VT Diversified Income Fund - Class IA Shares
Put VT Div Inc, Cl IB              Putnam VT Diversified Income Fund - Class IB Shares
Put VT Global Eq, Cl IA            Putnam VT Global Equity Fund - Class IA Shares
Put VT Global Hlth Care, Cl IB     Putnam VT Global Health Care Fund - Class IB Shares
Put VT Gro & Inc, Cl IA            Putnam VT Growth and Income Fund - Class IA Shares
Put VT Gro & Inc, Cl IB            Putnam VT Growth and Income Fund - Class IB Shares
Put VT Hi Yield, Cl IA             Putnam VT High Yield Fund - Class IA Shares
Put VT Hi Yield, Cl IB             Putnam VT High Yield Fund - Class IB Shares
Put VT Inc, Cl IB                  Putnam VT Income Fund - Class IB Shares
Put VT Intl Eq, Cl IB              Putnam VT International Equity Fund - Class IB Shares
Put VT Intl Val, Cl IB             Putnam VT International Value Fund - Class IB Shares
                                     (previously Putnam VT International Growth and Income Fund - Class IB
                                     Shares)
Put VT Intl Gro, Cl IB             Putnam VT International Growth Fund - Class IB Shares
                                     (previously Putnam VT International New Opportunities Fund - Class IB
                                     Shares)
Put VT New Opp, Cl IA              Putnam VT New Opportunities Fund - Class IA Shares
Put VT Research, Cl IB             Putnam VT Research Fund - Class IB Shares
Put VT Sm Cap Val, Cl IB           Putnam VT Small Cap Value Fund - Class IB Shares
Put VT Vista, Cl IB                Putnam VT Vista Fund - Class IB Shares
Put VT Voyager, Cl IA              Putnam VT Voyager Fund - Class IA Shares
Put VT Voyager, Cl IB              Putnam VT Voyager Fund - Class IB Shares
Royce Micro-Cap, Invest Cl         Royce Capital Fund - Micro-Cap Portfolio, Investment Class
Royce Sm-Cap, Invest Cl            Royce Capital Fund - Small-Cap Portfolio, Investment Class
VP Davis NY Venture, Cl 3          RVST Variable Portfolio - Davis New York Venture Fund (Class 3)
                                     (previously RVST RiverSource Partners Variable Portfolio - Fundamental
                                     Value Fund)
VP GS Mid Cap Val, Cl 3            RVST Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 3)
                                     (previously RVST RiverSource Partners Variable Portfolio - Select Value
                                     Fund)
VP Ptnrs Sm Cap Val, Cl 3          RVST Variable Portfolio - Partners Small Cap Value Fund (Class 3)
                                     (previously RVST RiverSource Partners Variable Portfolio - Small Cap
                                     Value Fund)
RVS VP Bal, Cl 3                   RVST RiverSource Variable Portfolio - Balanced Fund (Class 3)
RVS VP Cash Mgmt, Cl 3             RVST RiverSource Variable Portfolio - Cash Management Fund (Class 3)
RVS VP Div Bond, Cl 3              RVST RiverSource Variable Portfolio - Diversified Bond Fund (Class 3)
RVS VP Div Eq Inc, Cl 3            RVST RiverSource Variable Portfolio - Diversified Equity Income Fund (Class
                                     3)
RVS VP Dyn Eq, Cl 3                RVST RiverSource Variable Portfolio - Dynamic Equity Fund (Class 3)
RVS VP Global Inflation Prot Sec,  RVST RiverSource Variable Portfolio - Global Inflation Protected Securities
  Cl 3                               Fund (Class 3)
RVS VP Hi Yield Bond, Cl 3         RVST RiverSource Variable Portfolio - High Yield Bond Fund (Class 3)
RVS VP Inc Opp, Cl 3               RVST RiverSource Variable Portfolio - Income Opportunities Fund (Class 3)
RVS VP Mid Cap Gro, Cl 3           RVST RiverSource Variable Portfolio - Mid Cap Growth Fund (Class 3)
RVS VP Mid Cap Val, Cl 3           RVST RiverSource Variable Portfolio - Mid Cap Value Fund (Class 3)
RVS VP S&P 500, Cl 3               RVST RiverSource Variable Portfolio - S&P 500 Index Fund (Class 3)
RVS VP Short Duration, Cl 3        RVST RiverSource Variable Portfolio - Short Duration U.S. Government Fund
                                     (Class 3)
Sel VP Gro, Cl 3                   RVST Seligman Variable Portfolio - Growth Fund (Class 3)
Sel VP Lg Cap Val, Cl 3            RVST Seligman Variable Portfolio - Larger-Cap Value Fund (Class 3)
Sel VP Sm Cap Val, Cl 3            RVST Seligman Variable Portfolio - Smaller-Cap Value Fund (Class 3)
THDL VP Emer Mkts, Cl 3            RVST Threadneedle Variable Portfolio - Emerging Markets Fund (Class 3)
THDL VP Intl Opp, Cl 3             RVST Threadneedle Variable Portfolio - International Opportunity Fund
                                     (Class 3)
Third Ave Val                      Third Avenue Value Portfolio
VanK LIT Comstock, Cl II           Van Kampen Life Investment Trust Comstock Portfolio, Class II Shares
VanK LIT Gro & Inc, Cl II          Van Kampen Life Investment Trust Growth and Income Portfolio, Class II
                                     Shares
VanK UIF Global Real Est, Cl II    Van Kampen's UIF Global Real Estate Portfolio, Class II Shares
VanK UIF Mid Cap Gro, Cl II        Van Kampen's UIF Mid Cap Growth Portfolio, Class II Shares
VanK UIF U.S. Real Est, Cl I       Van Kampen's UIF U.S. Real Estate Portfolio, Class I Shares
VanK UIF U.S. Real Est, Cl II      Van Kampen's UIF U.S. Real Estate Portfolio, Class II Shares
Wanger Intl                        Wanger International
Wanger USA                         Wanger USA
WF Adv VT Index Asset Alloc        Wells Fargo Advantage VT Index Asset Allocation Fund
                                     (previously Wells Fargo Advantage VT Asset Allocation Fund)
WF Adv VT C&B Lg Cap Val           Wells Fargo Advantage VT C&B Large Cap Value Fund
WF Adv VT Eq Inc                   Wells Fargo Advantage VT Equity Income Fund
WF Adv VT Intl Core                Wells Fargo Advantage VT International Core Fund
WF Adv VT Lg Co Core               Wells Fargo Advantage VT Large Company Core Fund
WF Adv VT Lg Co Gro                Wells Fargo Advantage VT Large Company Growth Fund
WF Adv VT Money Mkt                Wells Fargo Advantage VT Money Market Fund(10)
WF Adv VT Sm Cap Gro               Wells Fargo Advantage VT Small Cap Growth Fund
WF Adv VT Total Return Bond        Wells Fargo Advantage VT Total Return Bond Fund
--------------------------------------------------------------------------------------------------------------




   (1) AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) on Sept. 26, 2008.
   (2) Credit Suisse Trust - U.S. Equity Flex III Portfolio reorganized into Credit Suisse Trust - U.S. Equity Flex I Portfolio on Oct. 2, 2009.



 334    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

   (3) Evergreen VA Diversified Capital Builder Fund - Class 2 scheduled to be liquidated on April 30, 2010.

   (4) Evergreen VA Diversified Income Builder Fund - Class 1 scheduled to be liquidated on April 30, 2010.

   (5) Evergreen VA Diversified Income Builder Fund - Class 2 scheduled to be liquidated on April 30, 2010.

   (6) Evergreen VA High Income Fund - Class 2 scheduled to be liquidated on April 30, 2010.

   (7) JPMorgan U.S. Large Cap Core Equity Portfolio merged into JPMorgan Insurance Trust Diversified Equity Portfolio on April 24, 2009. In addition, JPMorgan Insurance Trust Diversified Equity Portfolio changed its name to JPMorgan Insurance Trust U.S. Equity Portfolio - Class 1 Shares.

   (8) NACM Small Cap Portfolio, Class I scheduled to be liquidated on April 30, 2010.

   (9) OpCap Managed Portfolio, Class I scheduled to be liquidated on April 30, 2010.

  (10) Wells Fargo Advantage VT Money Market Fund scheduled to be liquidated on April 30, 2010.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division's share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

     Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

     Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds.

VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES
RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

SUBSEQUENT EVENTS
Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of the Account's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account's financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    335

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES

RiverSource Life deducts a daily mortality and expense risk fee and a daily administrative charge equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

PRODUCT                        MORTALITY AND EXPENSE RISK FEE                       ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------------------------
EG Essential                   0.85% to 1.70%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
EG New Solutions               0.85% to 1.70%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
EG New Solutions Select        1.00% to 1.75%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
EG Pathways                    1.25% to 1.65%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
EG Pathways Select             1.55% to 2.05%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
EG Privilege                   1.25% to 1.65%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
AccessChoice Select            1.55% to 2.05%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Builder Select                 1.25% to 1.95%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Endeavor Select                0.90% to 1.75%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
FlexChoice                     1.25% to 1.65%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
FlexChoice Select              1.55% to 2.10%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Galaxy                         1.00% to 1.10%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Innovations                    0.85% to 1.70%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Innovations Select             0.85% to 1.85%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Innovations Classic            0.85% to 1.70%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Innovations Classic Select     0.90% to 1.75%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
New Solutions                  0.85% to 1.20%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Personal Portfolio             1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Personal Portfolio Plus        1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Personal Portfolio Plus(2)     1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Pinnacle                       1.00% to 1.10%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Platinum                       1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Preferred                      1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Signature                      1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Signature Select               1.30% to 1.75%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Signature One                  1.35% to 1.45%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Signature One Select           1.30% to 2.05%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Wells Advantage                1.05% to 1.50%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Wells Advantage Select         0.90% to 1.75%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Wells Builder                  1.10% to 1.55%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------



 336    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

PRODUCT                        MORTALITY AND EXPENSE RISK FEE                       ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------------------------
Wells Choice                   1.25% to 1.65%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Wells Choice Select            1.55% to 2.05%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------


4. CONTRACT CHARGES
RiverSource Life deducts a contract administrative charge of $30 to $40 per year on the contract anniversary depending upon the product selected. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES
RiverSource Life may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract withdrawal benefits paid by RiverSource Life. Charges by RiverSource Life for withdrawals are not identified on an individual division basis.

6. RELATED PARTY TRANSACTIONS
Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life, in its capacity as investment manager for the RiverSource Variable Series Trust (RVST) funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets on a tiered schedule that ranges from 1.100% to 0.120%.

For certain RVST funds, the management fee may be adjusted upward or downward by a performance incentive adjustment (PIA). The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. For RVST funds with PIA, the maximum adjustment is 0.08% or 0.12%.

The Funds have a Transfer Agency and Servicing Agreement with RiverSource Service Corporation, an affiliate of RiverSource Life. The fee under this agreement is uniform for all RVST funds at an annual rate of 0.06% of each Fund's average daily net assets.

The Funds have an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays the Distributor a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.

RVST funds have an Administrative Services Agreement with Ameriprise Financial, Inc., the parent of RiverSource Life, (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee on a tiered schedule that ranges from 0.080% to 0.030% of each Fund's average daily net assets for administration and accounting services.

On Sept. 29, 2009, Ameriprise Financial entered into an agreement with Bank of America Corporation to buy a portion of the asset management business of Columbia Management Group, LLC, including Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC (the "Transaction"). The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010. Certain divisions invest in Funds sponsored by Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC.

In addition to the fees and expenses which each RVST fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

7. INVESTMENT TRANSACTIONS
The divisions' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2009 were as follows:

DIVISION                                                                       PURCHASES
-------------------------------------------------------------------------------------------
Invesco VI Basic Val, Ser II                                                   $  1,556,242



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    337

DIVISION                                                                       PURCHASES
-------------------------------------------------------------------------------------------
Invesco VI Cap Appr, Ser I                                                     $    370,998
Invesco Vi Cap Appr, Ser II                                                       1,134,288
Invesco VI Cap Dev, Ser I                                                            11,622
Invesco VI Cap Dev, Ser II                                                          104,211
Invesco VI Core Eq, Ser I                                                           610,703
Invesco VI Core Eq, Ser II                                                           17,928
Invesco VI Global Hlth, Ser II                                                       90,717
Invesco VI Intl Gro, Ser I                                                          118,405
Invesco VI Intl Gro, Ser II                                                     109,309,680
Invesco VI Mid Cap Core Eq, Ser II                                                  226,059
AB VPS Bal Wealth Strategy, Cl B                                                     91,016
AB VPS Global Thematic Gro, Cl B                                                    383,631
AB VPS Gro & Inc, Cl B                                                            1,151,379
AB VPS Inter Bond, Cl B                                                             719,690
AB VPS Intl Val, Cl B                                                            21,240,241
AB VPS Lg Cap Gro, Cl B                                                             373,862
AC VP Inc & Gro, Cl I                                                                25,038
AC VP Inflation Prot, Cl II                                                      15,620,698
AC VP Intl, Cl II                                                                     2,622
AC VP Mid Cap Val, Cl II                                                             38,573
AC VP Ultra, Cl II                                                                1,391,294
AC VP Val, Cl I                                                                      37,928
AC VP Val, Cl II                                                                  3,051,188
Col Asset Alloc, VS Cl A                                                             15,838
Col Federal Sec, VS Cl A                                                            117,817
Col Hi Yield, VS Cl A                                                                55,830
Col Hi Yield, VS Cl B                                                             2,574,522
Col Lg Cap Gro, VS Cl A                                                              11,699
Col Marsico Gro, VS Cl A                                                         77,646,456
Col Marsico Intl Opp, VS Cl B                                                       131,725
Col Sm Cap Val, VS Cl B                                                          61,498,685
Col Sm Co Gro, VS Cl A                                                               10,063
CS Commodity Return                                                                 332,171
CS U.S. Eq Flex I                                                                   184,005
Drey IP MidCap Stock, Serv                                                            5,370
Drey IP Tech Gro, Serv                                                               99,399
Drey Soc Resp Gro, Init                                                              27,444
Drey VIF Appr, Serv                                                                  60,394
Drey VIF Intl Eq, Serv                                                               78,685
Drey VIF Intl Val, Serv                                                              18,664
EV VT Floating-Rate Inc                                                          41,996,742
EG VA Core Bond, Cl 2                                                             3,543,850
EG VA Div Cap Builder, Cl 2                                                          60,286
EG VA Div Inc Builder, Cl 1                                                         302,390
EG VA Div Inc Builder, Cl 2                                                       2,692,105
EG VA Fundamental Lg Cap, Cl 1                                                       43,204
EG VA Fundamental Lg Cap, Cl 2                                                    2,092,226
EG VA Gro, Cl 2                                                                     261,739
EG VA Hi Inc, Cl 2                                                                2,427,011
EG VA Intl Eq, Cl 1                                                                  72,746
EG VA Intl Eq, Cl 2                                                               3,089,900
EG VA Omega, Cl 1                                                                    90,565
EG VA Omega, Cl 2                                                                   903,957
EG VA Special Val, Cl 1                                                             104,933
EG VA Special Val, Cl 2                                                             295,079
Fid VIP Bal, Serv Cl                                                                 19,563
Fid VIP Bal, Serv Cl 2                                                               45,655
Fid VIP Contrafund, Serv Cl                                                         407,308
Fid VIP Contrafund, Serv Cl 2                                                    17,431,552
Fid VIP Dyn Appr, Serv Cl 2                                                         155,164
Fid VIP Gro & Inc, Serv Cl                                                          156,253
Fid VIP Gro & Inc, Serv Cl 2                                                          7,704
Fid VIP Gro, Serv Cl                                                                  6,866
Fid VIP Gro, Serv Cl 2                                                              212,538
Fid VIP Hi Inc, Serv Cl                                                             661,968
Fid VIP Hi Inc, Serv Cl 2                                                           109,184



 338    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

DIVISION                                                                       PURCHASES
-------------------------------------------------------------------------------------------
Fid VIP Invest Gr, Serv Cl 2                                                   $ 72,516,767
Fid VIP Mid Cap, Serv Cl                                                            677,422
Fid VIP Mid Cap, Serv Cl 2                                                        9,272,842
Fid VIP Overseas, Serv Cl                                                           136,856
Fid VIP Overseas, Serv Cl 2                                                       3,407,409
FTVIPT Frank Global Real Est, Cl 2                                                1,804,232
FTVIPT Frank Inc Sec, Cl 2                                                        3,488,455
FTVIPT Frank Rising Divd, Cl 2                                                      168,187
FTVIPT Frank Sm Cap Val, Cl 2                                                       812,862
FTVIPT Frank Sm Mid Cap Gro, Cl 2                                                   440,329
FTVIPT Mutual Shares Sec, Cl 2                                                    3,061,600
FTVIPT Temp Dev Mkts Sec, Cl 2                                                      212,983
FTVIPT Temp For Sec, Cl 2                                                         2,143,791
FTVIPT Temp Global Bond, Cl 2                                                    73,539,358
FTVIPT Temp Gro Sec, Cl 2                                                           462,409
GS VIT Strategic Gro, Inst                                                          118,808
GS VIT Mid Cap Val, Inst                                                         10,076,907
GS VIT Strategic Intl Eq, Inst                                                       13,139
GS VIT Structd U.S. Eq, Inst                                                        288,776
Janus Aspen Bal, Inst                                                               224,330
Janus Aspen Enterprise, Serv                                                         84,003
Janus Aspen Global Tech, Serv                                                       286,841
Janus Aspen Janus, Serv                                                          40,569,130
Janus Aspen Overseas, Serv                                                          887,584
Janus Aspen World, Inst                                                              83,671
JPM Ins Trust U.S. Eq, Cl 1                                                         521,813
Lazard Retire Intl Eq, Serv                                                          23,819
Lazard Retire U.S. Strategic, Serv                                                   15,258
LM CB Var Sm Cap Gro, Cl I                                                          108,886
LVIP Baron Gro Opp, Serv Cl                                                          20,338
MFS Inv Gro Stock, Serv Cl                                                          215,707
MFS Inv Trust, Init Cl                                                              173,819
MFS Inv Trust, Serv Cl                                                               39,387
MFS New Dis, Init Cl                                                                285,230
MFS New Dis, Serv Cl                                                                211,924
MFS Research, Init Cl                                                                37,999
MFS Total Return, Init Cl                                                            60,725
MFS Total Return, Serv Cl                                                         3,558,515
MFS Utilities, Init Cl                                                              652,063
MFS Utilities, Serv Cl                                                              781,677
NACM Sm Cap, Cl I                                                                    21,050
OpCap Managed, Cl I                                                                  56,345
Oppen Cap Appr VA                                                                    20,949
Oppen Cap Appr VA, Serv                                                           1,045,486
Oppen Global Sec VA                                                                   3,878
Oppen Global Sec VA, Serv                                                         1,089,863
Oppen Hi Inc VA                                                                      44,492
Oppen Hi Inc VA, Serv                                                               641,046
Oppen Main St VA                                                                      4,244
Oppen Main St Sm Cap VA, Serv                                                       358,629
Oppen Global Strategic Inc VA                                                         1,051
Oppen Global Strategic Inc VA, Serv                                              66,293,394
PIMCO VIT All Asset, Advisor Cl                                                  41,094,674
Put VT Div Inc, Cl IA                                                                98,207
Put VT Div Inc, Cl IB                                                                50,037
Put VT Global Eq, Cl IA                                                               1,331
Put VT Global Hlth Care, Cl IB                                                      387,245
Put VT Gro & Inc, Cl IA                                                              95,325
Put VT Gro & Inc, Cl IB                                                             338,142
Put VT Hi Yield, Cl IA                                                               69,022
Put VT Hi Yield, Cl IB                                                               50,360
Put VT Inc, Cl IB                                                                     9,707
Put VT Intl Eq, Cl IB                                                               855,442
Put VT Intl Val, Cl IB                                                                   --
Put VT Intl Gro, Cl IB                                                               26,506
Put VT New Opp, Cl IA                                                                19,951



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    339

DIVISION                                                                       PURCHASES
-------------------------------------------------------------------------------------------
Put VT Research, Cl IB                                                         $     11,733
Put VT Sm Cap Val, Cl IB                                                            106,546
Put VT Vista, Cl IB                                                                 133,367
Put VT Voyager, Cl IA                                                                 3,298
Put VT Voyager, Cl IB                                                                18,699
Royce Micro-Cap, Invest Cl                                                          167,215
Royce Sm-Cap, Invest Cl                                                              87,100
VP Davis NY Venture, Cl 3                                                       106,449,297
VP GS Mid Cap Val, Cl 3                                                               8,027
VP Ptnrs Sm Cap Val, Cl 3                                                         1,751,110
RVS VP Bal, Cl 3                                                                    316,235
RVS VP Cash Mgmt, Cl 3                                                           81,995,213
RVS VP Div Bond, Cl 3                                                           137,013,987
RVS VP Div Eq Inc, Cl 3                                                          56,287,709
RVS VP Dyn Eq, Cl 3                                                               3,495,660
RVS VP Global Inflation Prot Sec, Cl 3                                          180,437,381
RVS VP Hi Yield Bond, Cl 3                                                        5,775,414
RVS VP Inc Opp, Cl 3                                                             99,228,670
RVS VP Mid Cap Gro, Cl 3                                                            292,741
RVS VP Mid Cap Val, Cl 3                                                            166,050
RVS VP S&P 500, Cl 3                                                              2,461,419
RVS VP Short Duration, Cl 3                                                      44,735,190
Sel VP Gro, Cl 3                                                                    860,815
Sel VP Lg Cap Val, Cl 3                                                                 819
Sel VP Sm Cap Val, Cl 3                                                              46,573
THDL VP Emer Mkts, Cl 3                                                           8,204,437
THDL VP Intl Opp, Cl 3                                                               55,458
Third Ave Val                                                                       537,668
VanK LIT Comstock, Cl II                                                         30,856,071
VanK LIT Gro & Inc, Cl II                                                           221,731
VanK UIF Global Real Est, Cl II                                                   8,297,714
VanK UIF Mid Cap Gro, Cl II                                                         117,821
VanK UIF U.S. Real Est, Cl I                                                        147,353
VanK UIF U.S. Real Est, Cl II                                                       698,192
Wanger Intl                                                                      13,370,945
Wanger USA                                                                        9,936,066
WF Adv VT Index Asset Alloc                                                         438,981
WF Adv VT C&B Lg Cap Val                                                            457,691
WF Adv VT Eq Inc                                                                  8,916,693
WF Adv VT Intl Core                                                                 136,901
WF Adv VT Lg Co Core                                                                 62,571
WF Adv VT Lg Co Gro                                                              10,228,719
WF Adv VT Money Mkt                                                               4,788,309
WF Adv VT Sm Cap Gro                                                                261,903
WF Adv VT Total Return Bond                                                       9,744,716
-------------------------------------------------------------------------------------------





 340    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2009:

                                           INVESCO VI          INVESCO           INVESCO           INVESCO           INVESCO
                                           BASIC VAL,       VI CAP APPR,      VI CAP APPR,       VI CAP DEV,       VI CAP DEV,
SUBACCOUNT                                   SER II             SER I            SER II             SER I            SER II
                                        ----------------------------------------------------------------------------------------
1.00%                                         $0.90             $0.60             $1.10             $  --             $1.15
1.05%                                          0.74                --              0.74                --              0.81
1.10%                                          0.89              0.59              1.10                --              1.14
1.15%                                          0.87              0.73              0.90                --              1.10
1.20%                                          0.95              0.49              0.91                --              1.17
1.25%                                            --                --                --                --                --
1.25%                                          0.88              0.72              1.08                --              1.13
1.30%                                          1.19                --              1.14                --              1.53
1.35%                                          0.87              0.57              1.08                --              1.12
1.40%                                            --                --                --                --                --
1.40%                                          1.09              0.80              0.88              1.45              1.40
1.45%                                          0.93              0.48              0.90                --              1.16
1.50%                                          1.08              0.47              0.87              1.02              1.39
1.55%                                          1.17                --              1.12                --              1.50
1.60%                                          1.08              0.52              0.86              1.01              1.38
1.65%                                          1.16              0.47              1.12                --              1.49
1.70%                                          1.07              0.47              0.86                --              1.37
1.75%                                          0.92                --              0.88                --              1.13
1.80%                                          1.06              1.14              0.85                --              1.36
1.85%                                          1.14                --              1.10                --              1.47
1.90%                                          0.84                --              0.86                --              1.06
1.95%                                          0.83                --              0.69                --              1.05
2.00%                                          0.83                --              0.86                --              1.05
2.05%                                          0.83                --              0.85                --              1.05
2.10%                                          0.83                --              0.85                --              1.04
2.15%                                          0.82                --              0.85                --              1.04
2.20%                                          0.82                --              0.85                --              1.04
2.25%                                            --                --              1.03                --              1.06
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    341

                                             INVESCO           INVESCO           INVESCO         INVESCO VI          INVESCO
                                           VI CORE EQ,       VI CORE EQ,     VI GLOBAL HLTH,      INTL GRO,       VI INTL GRO,
SUBACCOUNT                                    SER I            SER II            SER II             SER I            SER II
                                        ----------------------------------------------------------------------------------------
1.00%                                         $1.02             $1.01             $1.04             $  --             $1.03
1.05%                                            --                --              0.92                --              0.82
1.10%                                          1.02              1.01                --                --                --
1.15%                                          1.01                --              0.92                --              0.82
1.20%                                          1.01              1.00              0.91                --              0.82
1.25%                                            --                --                --                --                --
1.25%                                          1.01              1.00              0.91                --              0.82
1.30%                                            --              1.00              0.91                --              0.82
1.35%                                          1.01              1.00              0.91                --              0.81
1.40%                                            --                --                --                --                --
1.40%                                          1.34              1.00              0.91              1.64              0.81
1.45%                                          1.00              0.99              0.91                --              0.81
1.50%                                          1.00              0.99              0.91                --              0.81
1.55%                                            --              0.99              0.91                --              0.81
1.60%                                          1.00              0.99              0.90                --              0.81
1.65%                                          1.00              0.99              0.90                --              0.81
1.70%                                          0.99              0.98              0.90                --              0.81
1.75%                                            --              0.98              0.90                --              0.81
1.80%                                          0.99              0.98              0.90                --              0.80
1.85%                                            --              0.98              0.90                --              0.80
1.90%                                            --                --              0.90                --              0.80
1.95%                                            --                --              0.90                --              0.80
2.00%                                            --                --              0.89                --              0.80
2.05%                                            --                --              0.89                --              0.80
2.10%                                            --                --              0.89                --              0.80
2.15%                                            --                --              0.89                --              0.80
2.20%                                            --                --              0.89                --              0.80
2.25%                                            --                --              1.04                --              1.03
--------------------------------------------------------------------------------------------------------------------------------





 342    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                           INVESCO VI        AB VPS BAL          AB VPS            AB VPS            AB VPS
                                          MID CAP CORE    WEALTH STRATEGY,   GLOBAL THEMATIC     GRO & INC,        INTER BOND,
SUBACCOUNT                                 EQ, SER II           CL B            GRO, CL B           CL B              CL B
                                        ----------------------------------------------------------------------------------------
1.00%                                         $  --             $1.01             $0.45             $0.93             $  --
1.05%                                          1.02              1.01              0.91              0.80                --
1.10%                                            --              1.01              0.45              0.92                --
1.15%                                          1.23              1.01              0.91              0.94                --
1.20%                                          1.02              1.01              1.06              1.02                --
1.25%                                            --                --                --                --                --
1.25%                                          1.02              1.01              0.44              0.91                --
1.30%                                          1.22              1.01              1.49              1.25                --
1.35%                                          1.21              1.01              0.44              0.90                --
1.40%                                            --                --                --                --                --
1.40%                                          1.01              1.01              0.68              1.16              1.45
1.45%                                          1.21              1.01              1.05              1.00                --
1.50%                                          1.20              1.01              0.40              1.16              1.34
1.55%                                          1.20              1.01              1.46              1.23                --
1.60%                                          1.00              1.01              0.43              1.15              1.43
1.65%                                          1.19              1.01              1.45              1.22                --
1.70%                                          1.19              1.00              1.37              1.14                --
1.75%                                          1.19              1.00              1.03              0.98                --
1.80%                                          1.18              1.00              1.36              1.12                --
1.85%                                          1.18              1.00              1.43              1.20                --
1.90%                                          1.18              1.00              0.89              0.90                --
1.95%                                          1.17              1.00              0.89              0.89                --
2.00%                                          1.17              1.00              0.89              0.89                --
2.05%                                          1.17              1.00              0.89              0.89                --
2.10%                                          1.16              1.00              0.89              0.89                --
2.15%                                          1.16              1.00              0.88              0.88                --
2.20%                                          1.16              1.00              0.88              0.88                --
2.25%                                            --                --              1.04              1.02                --
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    343

                                             AB VPS            AB VPS             AC VP             AC VP             AC VP
                                            INTL VAL,        LG CAP GRO,       INC & GRO,      INFLATION PROT,        INTL,
SUBACCOUNT                                    CL B              CL B              CL I              CL II             CL II
                                        ----------------------------------------------------------------------------------------
1.00%                                         $1.01             $0.60             $  --             $  --             $  --
1.05%                                          0.72                --                --              1.17              0.91
1.10%                                            --              0.59                --                --                --
1.15%                                          1.18                --                --              1.22              1.30
1.20%                                          0.72              1.11                --              1.17              0.91
1.25%                                            --                --                --                --                --
1.25%                                          0.72              0.58                --              1.16              0.90
1.30%                                          1.17              1.34                --              1.21              1.29
1.35%                                          1.17              0.58                --              1.21              1.28
1.40%                                            --                --                --                --                --
1.40%                                          1.17              0.69              1.15              1.20              0.90
1.45%                                          1.16              1.09                --              1.20              1.28
1.50%                                          1.16              0.57                --              1.20              1.27
1.55%                                          1.16              1.31                --              1.19              1.27
1.60%                                          1.15              0.61                --              1.19              0.89
1.65%                                          1.15              1.31                --              1.19              1.26
1.70%                                          1.15              1.17                --              1.18              1.26
1.75%                                          1.14              1.07                --              1.18              1.25
1.80%                                          1.14              1.16                --              1.18              1.25
1.85%                                          1.14              1.29                --              1.17              1.25
1.90%                                          1.13                --                --              1.17              1.24
1.95%                                          1.13                --                --              1.17              1.24
2.00%                                          1.13                --                --              1.16              1.24
2.05%                                          1.12                --                --              1.16              1.23
2.10%                                          1.12                --                --              1.16              1.23
2.15%                                          1.12                --                --              1.15              1.23
2.20%                                          1.11                --                --              1.15              1.22
2.25%                                          1.01                --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------





 344    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              AC VP             AC VP             AC VP             AC VP              COL
                                          MID CAP VAL,         ULTRA,             VAL,              VAL,          ASSET ALLOC,
SUBACCOUNT                                    CL II             CL II             CL I              CL II            VS CL A
                                        ----------------------------------------------------------------------------------------
1.00%                                         $1.05             $1.03             $  --             $1.03             $  --
1.05%                                          0.86              0.89                --              0.90                --
1.10%                                            --                --                --                --                --
1.15%                                          0.86              0.94                --              1.06              1.42
1.20%                                          0.86              0.88                --              0.89                --
1.25%                                            --                --                --                --                --
1.25%                                          0.86              0.88                --              0.89              1.42
1.30%                                          0.86              0.93                --              1.06                --
1.35%                                          0.86              0.93                --              1.05                --
1.40%                                            --                --                --                --                --
1.40%                                          0.86              0.88              1.70              1.05                --
1.45%                                          0.86              0.92                --              1.05                --
1.50%                                          0.85              0.92                --              1.04                --
1.55%                                          0.85              0.92                --              1.04                --
1.60%                                          0.85              0.87                --              1.04                --
1.65%                                          0.85              0.91                --              1.03                --
1.70%                                          0.85              0.91                --              1.03                --
1.75%                                          0.85              0.91                --              1.03                --
1.80%                                          0.85              0.91                --              1.03                --
1.85%                                          0.85              0.90                --              1.02                --
1.90%                                          0.85              0.90                --              1.02                --
1.95%                                          0.84              0.90                --              1.02                --
2.00%                                          0.84              0.90                --              1.01                --
2.05%                                          0.84              0.89                --              1.01                --
2.10%                                          0.84              0.89                --              1.01                --
2.15%                                          0.84              0.89                --              1.01                --
2.20%                                          0.84              0.89                --              1.00                --
2.25%                                          1.05              1.03                --              1.03                --
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    345

                                               COL               COL               COL               COL               COL
                                          FEDERAL SEC,        HI YIELD,         HI YIELD,        LG CAP GRO,      MARSICO GRO,
SUBACCOUNT                                   VS CL A           VS CL A           VS CL B           VS CL A           VS CL A
                                        ----------------------------------------------------------------------------------------
1.00%                                         $  --             $  --             $1.02             $  --             $1.02
1.05%                                            --                --              1.14                --              0.85
1.10%                                            --                --                --                --                --
1.15%                                          1.22              1.14              1.14              1.02              0.84
1.20%                                            --                --              1.14                --              0.84
1.25%                                            --                --                --                --                --
1.25%                                          1.22              1.14              1.13              1.01              0.84
1.30%                                            --                --              1.13                --              0.84
1.35%                                            --                --              1.13                --              0.84
1.40%                                            --                --                --                --                --
1.40%                                            --                --              1.13                --              0.84
1.45%                                            --                --              1.13                --              0.84
1.50%                                            --                --              1.12                --              0.84
1.55%                                            --                --              1.12                --              0.83
1.60%                                            --                --              1.12                --              0.83
1.65%                                            --                --              1.12                --              0.83
1.70%                                            --                --              1.11                --              0.83
1.75%                                            --                --              1.11                --              0.83
1.80%                                            --                --              1.11                --              0.83
1.85%                                            --                --              1.11                --              0.83
1.90%                                            --                --              1.11                --              0.83
1.95%                                            --                --              1.10                --              0.83
2.00%                                            --                --              1.10                --              0.82
2.05%                                            --                --              1.10                --              0.82
2.10%                                            --                --              1.10                --              0.82
2.15%                                            --                --              1.10                --              0.82
2.20%                                            --                --              1.09                --              0.82
2.25%                                            --                --              1.02                --              1.01
--------------------------------------------------------------------------------------------------------------------------------





 346    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                           COL MARSICO           COL               COL               CS                CS
                                            INTL OPP,        SM CAP VAL,       SM CO GRO,         COMMODITY          U.S. EQ
SUBACCOUNT                                   VS CL B           VS CL B           VS CL A           RETURN            FLEX I
                                        ----------------------------------------------------------------------------------------
1.00%                                         $1.01             $1.06             $  --             $1.03             $  --
1.05%                                          0.79              0.88                --              0.86                --
1.10%                                            --                --                --                --                --
1.15%                                          0.79              1.22              1.52              0.85                --
1.20%                                          0.79              0.87                --              0.85                --
1.25%                                            --                --                --                --                --
1.25%                                          0.79              0.87              1.51              0.85                --
1.30%                                          0.79              1.21                --              0.85                --
1.35%                                          0.79              1.20                --              0.85                --
1.40%                                            --                --                --                --                --
1.40%                                          0.79              0.87                --              0.85              1.08
1.45%                                          0.78              1.20                --              0.85                --
1.50%                                          0.78              1.19                --              0.85              1.08
1.55%                                          0.78              1.19                --              0.84                --
1.60%                                          0.78              0.86                --              0.84              1.08
1.65%                                          0.78              1.18                --              0.84                --
1.70%                                          0.78              1.18                --              0.84                --
1.75%                                          0.78              1.18                --              0.84                --
1.80%                                          0.78              1.17                --              0.84                --
1.85%                                          0.78              1.17                --              0.84                --
1.90%                                          0.78              1.17                --              0.84                --
1.95%                                          0.77              1.16                --              0.84                --
2.00%                                          0.77              1.16                --              0.83                --
2.05%                                          0.77              1.16                --              0.83                --
2.10%                                          0.77              1.15                --              0.83                --
2.15%                                          0.77              1.15                --              0.83                --
2.20%                                          0.77              1.15                --              0.83                --
2.25%                                          1.00              1.06                --              1.03                --
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    347

                                             DREY IP           DREY IP          DREY SOC          DREY VIF          DREY VIF
                                          MIDCAP STOCK,       TECH GRO,         RESP GRO,           APPR,           INTL EQ,
SUBACCOUNT                                    SERV              SERV              INIT              SERV              SERV
                                        ----------------------------------------------------------------------------------------
1.00%                                         $  --             $  --             $  --             $  --             $1.02
1.05%                                          0.78              1.00                --              0.99              0.77
1.10%                                            --                --                --                --                --
1.15%                                          1.03              1.11                --              1.08              0.77
1.20%                                          0.77              0.99              0.64              0.99              0.77
1.25%                                            --                --                --                --                --
1.25%                                          0.77              0.99              0.63              0.99              0.77
1.30%                                          1.02              1.10                --              1.07              0.77
1.35%                                          1.01              1.10                --              1.07              0.77
1.40%                                            --                --                --                --                --
1.40%                                          0.77              1.09              0.75              1.06              0.76
1.45%                                          1.01              1.09              0.62              1.06              0.76
1.50%                                          1.01              1.09              0.62              1.06              0.76
1.55%                                          1.00              1.08                --              1.06              0.76
1.60%                                          0.76              1.08              1.33              1.05              0.76
1.65%                                          1.00              1.08              0.61              1.05              0.76
1.70%                                          0.99              1.07              0.61              1.05              0.76
1.75%                                          0.99              1.07                --              1.04              0.76
1.80%                                          0.99              1.07              1.31              1.04              0.76
1.85%                                          0.99              1.07                --              1.04              0.76
1.90%                                          0.98              1.06                --              1.03              0.75
1.95%                                          0.98              1.06                --              1.03              0.75
2.00%                                          0.98              1.06                --              1.03              0.75
2.05%                                          0.98              1.05                --              1.03              0.75
2.10%                                          0.97              1.05                --              1.02              0.75
2.15%                                          0.97              1.05                --              1.02              0.75
2.20%                                          0.97              1.04                --              1.02              0.75
2.25%                                            --                --                --                --              1.02
--------------------------------------------------------------------------------------------------------------------------------





 348    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                            DREY VIF            EV VT             EG VA             EG VA             EG VA
                                            INTL VAL,       FLOATING-RATE      CORE BOND,     DIV CAP BUILDER,  DIV INC BUILDER,
SUBACCOUNT                                    SERV               INC              CL 2              CL 2              CL 1
                                        ----------------------------------------------------------------------------------------
1.00%                                         $1.02             $1.02             $1.01             $1.07             $1.52
1.05%                                          0.88              1.02                --                --                --
1.10%                                            --                --              1.00              1.06              1.50
1.15%                                          1.25              1.01              0.94                --                --
1.20%                                          0.87              1.01              0.94              0.95                --
1.25%                                            --                --                --                --                --
1.25%                                          0.87              1.01              0.99              1.05              1.48
1.30%                                          1.24              1.01              0.95              1.06                --
1.35%                                          1.24              1.01              0.98              1.04              1.47
1.40%                                            --                --                --                --                --
1.40%                                          0.87              1.01              0.98              1.03                --
1.45%                                          1.23              1.00              0.93              0.94                --
1.50%                                          1.23              1.00              0.97              1.03                --
1.55%                                          1.23              1.00              0.93              1.04                --
1.60%                                          0.86              1.00              0.96              1.02                --
1.65%                                          1.22              1.00              0.93              1.03                --
1.70%                                          1.22              1.00              0.96              1.01                --
1.75%                                          1.21              1.00              0.91              0.92                --
1.80%                                          1.21              1.00              0.95              1.00                --
1.85%                                          1.20              0.99              0.92              1.02                --
1.90%                                          1.20              0.99              0.90                --                --
1.95%                                          1.20              0.99                --                --                --
2.00%                                          1.19              0.99              0.90                --                --
2.05%                                          1.19              0.99              0.89                --                --
2.10%                                          1.19              0.99              0.89                --                --
2.15%                                          1.18              0.99              0.89                --                --
2.20%                                          1.18              0.98              0.89                --                --
2.25%                                          1.02              1.02                --                --                --
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    349

                                              EG VA             EG VA             EG VA             EG VA             EG VA
                                        DIV INC BUILDER,     FUNDAMENTAL       FUNDAMENTAL          GRO,             HI INC,
SUBACCOUNT                                    CL 2          LG CAP, CL 1      LG CAP, CL 2          CL 2              CL 2
                                        ----------------------------------------------------------------------------------------
1.00%                                         $1.29             $1.22             $1.52             $1.55             $1.57
1.05%                                            --                --                --                --                --
1.10%                                          1.28              1.21              1.51              1.53              1.56
1.15%                                          1.04                --              1.24              1.13              1.26
1.20%                                          1.05                --              1.29              1.14              1.31
1.25%                                            --                --                --                --                --
1.25%                                          1.27              1.20              1.49              1.52              1.54
1.30%                                          1.15                --              1.59              1.57              1.46
1.35%                                          1.26              1.18              1.48              1.51              1.53
1.40%                                            --                --                --                --                --
1.40%                                          1.25                --              1.48              1.50              1.52
1.45%                                          1.04                --              1.27              1.12              1.29
1.50%                                          1.24                --              1.46              1.49              1.51
1.55%                                          1.13                --              1.56              1.54              1.44
1.60%                                          1.23                --              1.45              1.48              1.50
1.65%                                          1.12                --              1.55              1.53              1.43
1.70%                                          1.22                --              1.44              1.47              1.49
1.75%                                          1.02                --              1.25              1.10              1.27
1.80%                                          1.21                --              1.43              1.46              1.48
1.85%                                          1.11                --              1.53              1.51              1.41
1.90%                                          1.00                --              1.19              1.09              1.21
1.95%                                            --                --                --                --                --
2.00%                                          0.99                --              1.18              1.08              1.20
2.05%                                          0.99                --              1.18              1.08              1.20
2.10%                                          0.99                --              1.17              1.07              1.20
2.15%                                          0.98                --              1.17              1.07              1.19
2.20%                                          0.98                --              1.17              1.07              1.19
2.25%                                            --                --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------





 350    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              EG VA             EG VA             EG VA             EG VA             EG VA
                                            INTL EQ,          INTL EQ,            OMEGA            OMEGA,         SPECIAL VAL,
SUBACCOUNT                                    CL 1              CL 2             , CL 1             CL 2              CL 1
                                        ----------------------------------------------------------------------------------------
1.00%                                         $1.31             $1.49             $0.92             $1.71             $1.91
1.05%                                            --                --                --                --                --
1.10%                                          1.30              1.48              0.91              1.70              1.89
1.15%                                            --              1.19                --              1.26                --
1.20%                                            --              1.31                --              1.29                --
1.25%                                            --                --                --                --                --
1.25%                                          1.29              1.46              0.90              1.68              1.86
1.30%                                            --              1.63                --              1.77                --
1.35%                                          1.28              1.45              0.89              1.67              1.85
1.40%                                            --                --                --                --                --
1.40%                                            --              1.44                --              1.66                --
1.45%                                            --              1.29                --              1.27                --
1.50%                                            --              1.43                --              1.65                --
1.55%                                            --              1.60                --              1.74                --
1.60%                                            --              1.42                --              1.64                --
1.65%                                            --              1.59                --              1.73                --
1.70%                                            --              1.41                --              1.63                --
1.75%                                            --              1.27                --              1.25                --
1.80%                                            --              1.40                --              1.61                --
1.85%                                            --              1.57                --              1.71                --
1.90%                                            --              1.14                --              1.21                --
1.95%                                            --                --                --                --                --
2.00%                                            --              1.14                --              1.20                --
2.05%                                            --              1.13                --              1.20                --
2.10%                                            --              1.13                --              1.20                --
2.15%                                            --              1.13                --              1.19                --
2.20%                                            --              1.13                --              1.19                --
2.25%                                            --                --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    351

                                              EG VA            FID VIP           FID VIP           FID VIP           FID VIP
                                          SPECIAL VAL,          BAL,              BAL,           CONTRAFUND,       CONTRAFUND,
SUBACCOUNT                                    CL 2             SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                        ----------------------------------------------------------------------------------------
1.00%                                         $1.51             $  --             $  --             $1.25             $1.41
1.05%                                            --                --                --                --              0.91
1.10%                                          1.50                --                --              1.24              1.40
1.15%                                          1.18              1.13                --                --              1.24
1.20%                                          1.29                --                --                --              1.32
1.25%                                            --                --                --                --                --
1.25%                                          1.48              1.12                --              1.22              1.38
1.30%                                          1.60                --                --                --              1.64
1.35%                                          1.47                --                --              1.21              1.37
1.40%                                            --                --                --                --                --
1.40%                                          1.47                --              1.19                --              1.54
1.45%                                          1.27                --                --                --              1.30
1.50%                                          1.45                --              1.15                --              1.52
1.55%                                          1.57                --                --                --              1.61
1.60%                                          1.44                --              1.17                --              1.51
1.65%                                          1.56                --                --                --              1.60
1.70%                                          1.43                --              1.13                --              1.50
1.75%                                          1.25                --                --                --              1.28
1.80%                                          1.42                --              1.12                --              1.49
1.85%                                          1.54                --                --                --              1.58
1.90%                                          1.13                --                --                --              1.19
1.95%                                            --                --                --                --              1.19
2.00%                                          1.13                --                --                --              1.18
2.05%                                          1.12                --                --                --              1.18
2.10%                                          1.12                --                --                --              1.18
2.15%                                          1.12                --                --                --              1.17
2.20%                                          1.11                --                --                --              1.17
2.25%                                            --                --                --                --              1.04
--------------------------------------------------------------------------------------------------------------------------------





 352    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                             FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                            DYN APPR,        GRO & INC,        GRO & INC,           GRO,              GRO,
SUBACCOUNT                                  SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                        ----------------------------------------------------------------------------------------
1.00%                                         $  --             $  --             $  --             $  --             $0.91
1.05%                                            --                --                --                --              0.84
1.10%                                            --                --                --                --              0.91
1.15%                                            --              0.88                --              0.70              0.94
1.20%                                          1.18                --                --                --              0.95
1.25%                                            --                --                --                --                --
1.25%                                          1.18              0.87                --              0.69              0.90
1.30%                                            --                --                --                --              1.23
1.35%                                            --                --                --                --              0.89
1.40%                                            --                --                --                --                --
1.40%                                          1.16              0.88              0.99                --              0.87
1.45%                                          1.16                --                --                --              0.93
1.50%                                          1.15              0.86              0.98                --              0.86
1.55%                                            --                --                --                --              1.21
1.60%                                          1.37              0.88              0.98                --              0.85
1.65%                                          1.14                --                --                --              1.20
1.70%                                          1.13                --              0.98                --              0.84
1.75%                                            --                --                --                --              0.91
1.80%                                          1.35                --              0.96                --              0.84
1.85%                                            --                --                --                --              1.18
1.90%                                            --                --                --                --              0.90
1.95%                                            --                --                --                --              0.90
2.00%                                            --                --                --                --              0.89
2.05%                                            --                --                --                --              0.89
2.10%                                            --                --                --                --              0.89
2.15%                                            --                --                --                --              0.89
2.20%                                            --                --                --                --              0.88
2.25%                                            --                --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    353

                                             FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                             HI INC,           HI INC,         INVEST GR,         MID CAP,          MID CAP,
SUBACCOUNT                                   SERV CL          SERV CL 2         SERV CL 2          SERV CL          SERV CL 2
                                        ----------------------------------------------------------------------------------------
1.00%                                         $1.21             $  --             $0.99             $2.16             $1.76
1.05%                                            --                --              1.17                --              0.94
1.10%                                          1.20                --                --              2.14              1.75
1.15%                                            --                --              1.20              2.89              1.48
1.20%                                            --              1.49              1.16                --              1.94
1.25%                                            --                --                --                --                --
1.25%                                          1.18              1.48              1.16              2.86              1.93
1.30%                                            --                --              1.19                --              2.07
1.35%                                          1.17                --              1.19              2.09              1.72
1.40%                                            --                --                --                --                --
1.40%                                            --              1.46              1.15              2.83              1.90
1.45%                                            --              1.45              1.18                --              1.89
1.50%                                            --              1.45              1.18              1.95              1.89
1.55%                                            --                --              1.18                --              2.04
1.60%                                            --              1.50              1.15              1.94              1.78
1.65%                                            --              1.43              1.17                --              1.86
1.70%                                            --              1.42              1.17                --              1.85
1.75%                                            --                --              1.16                --              1.55
1.80%                                            --              1.48              1.16                --              1.75
1.85%                                            --                --              1.16                --              1.99
1.90%                                            --                --              1.15                --              1.42
1.95%                                            --                --              1.15                --              1.42
2.00%                                            --                --              1.15                --              1.41
2.05%                                            --                --              1.14                --              1.41
2.10%                                            --                --              1.14                --              1.41
2.15%                                            --                --              1.14                --              1.40
2.20%                                            --                --              1.13                --              1.40
2.25%                                            --                --              0.99                --              1.02
--------------------------------------------------------------------------------------------------------------------------------





 354    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                             FID VIP           FID VIP        FTVIPT FRANK      FTVIPT FRANK      FTVIPT FRANK
                                            OVERSEAS,         OVERSEAS,     GLOBAL REAL EST,      INC SEC,        RISING DIVD,
SUBACCOUNT                                   SERV CL          SERV CL 2           CL 2              CL 2              CL 2
                                        ----------------------------------------------------------------------------------------
1.00%                                         $  --             $1.32             $1.16             $1.04             $  --
1.05%                                            --              0.85              0.60              1.07              0.87
1.10%                                            --              1.31              1.15                --                --
1.15%                                            --              1.21              0.95              1.26              1.04
1.20%                                            --              1.32              1.76              1.86              0.86
1.25%                                            --                --                --                --                --
1.25%                                            --              1.29              1.75              1.85              0.86
1.30%                                            --              1.78              1.27              1.25              1.03
1.35%                                            --              1.28              1.13              1.25              1.03
1.40%                                            --                --                --                --                --
1.40%                                          1.03              1.77              1.62              1.56              0.86
1.45%                                            --              1.30              1.52              1.56              1.03
1.50%                                          0.88              1.29              1.51              1.55              1.02
1.55%                                            --              1.75              1.25              1.24              1.02
1.60%                                          0.82              1.74              1.67              1.52              0.85
1.65%                                            --              1.73              1.49              1.53              1.01
1.70%                                            --              1.17              1.48              1.52              1.01
1.75%                                            --              1.27              0.93              1.22              1.01
1.80%                                            --              1.16              1.16              1.58              1.01
1.85%                                            --              1.71              1.19              1.21              1.00
1.90%                                            --              1.16              0.91              1.21              1.00
1.95%                                            --              1.15                --              1.21              1.00
2.00%                                            --              1.15              0.90              1.20              0.99
2.05%                                            --              1.15              0.90              1.20              0.99
2.10%                                            --              1.14              0.90              1.20              0.99
2.15%                                            --              1.14              0.89              1.19              0.99
2.20%                                            --              1.14              0.89              1.19              0.98
2.25%                                            --              1.01                --              1.04                --
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    355

                                          FTVIPT FRANK      FTVIPT FRANK         FTVIPT            FTVIPT            FTVIPT
                                           SM CAP VAL,     SM MID CAP GRO,    MUTUAL SHARES     TEMP DEV MKTS     TEMP FOR SEC,
SUBACCOUNT                                    CL 2              CL 2            SEC, CL 2         SEC, CL 2           CL 2
                                        ----------------------------------------------------------------------------------------
1.00%                                         $1.31             $0.79             $1.43             $2.40             $1.26
1.05%                                            --              0.88              0.87                --                --
1.10%                                          1.30              0.79              1.41              2.38              1.25
1.15%                                          2.11              1.05              1.49                --              1.33
1.20%                                          1.28              0.57              1.51                --              1.49
1.25%                                            --                --              1.50(1)             --              1.31(3)
1.25%                                          2.09              1.04              1.48(2)           2.34              1.23(4)
1.30%                                          1.69              1.49              1.41                --              1.86
1.35%                                          1.28              0.77              1.38              2.32              1.22
1.40%                                            --                --                --                --                --
1.40%                                          1.40              0.52              1.47                --              1.50
1.45%                                          1.26              0.55              1.40                --              1.46
1.50%                                          1.39              0.51              1.39                --              1.49
1.55%                                          1.66              1.46              1.38                --              1.83
1.60%                                          1.38              1.08              1.47                --              1.48
1.65%                                          1.24              0.50              1.37                --              1.81
1.70%                                          1.37              0.50              1.36                --              1.47
1.75%                                          1.27              1.08              1.16                --              1.44
1.80%                                          1.36              1.06              1.16                --              1.43
1.85%                                          1.63              1.43              1.36                --              1.79
1.90%                                            --              1.02              1.06                --                --
1.95%                                            --              1.02              1.06                --                --
2.00%                                            --              1.02              1.06                --                --
2.05%                                            --              1.01              1.05                --                --
2.10%                                            --              1.01              1.05                --                --
2.15%                                            --              1.01              1.05                --                --
2.20%                                            --              1.01              1.05                --                --
2.25%                                            --                --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------





 356    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                           FTVIPT TEMP         FTVIPT            GS VIT            GS VIT            GS VIT
                                          GLOBAL BOND,      TEMP GRO SEC,       STRATEGIC       MID CAP VAL,     STRATEGIC INTL
SUBACCOUNT                                    CL 2              CL 2            GRO, INST           INST            EQ, INST
                                        ----------------------------------------------------------------------------------------
1.00%                                         $1.01             $1.02             $  --             $1.05             $  --
1.05%                                          1.42              0.83                --              0.90                --
1.10%                                            --                --                --                --                --
1.15%                                          1.68              1.09                --              1.28                --
1.20%                                          1.41              0.83                --              2.49                --
1.25%                                            --                --                --                --                --
1.25%                                          1.41              0.82                --              2.48                --
1.30%                                          1.67              1.08                --              1.27                --
1.35%                                          1.66              1.08                --              1.27                --
1.40%                                            --                --                --                --                --
1.40%                                          1.66              0.82              0.86              2.18              0.97
1.45%                                          1.65              1.07                --              2.43                --
1.50%                                          1.65              1.07              0.74              2.42              0.78
1.55%                                          1.64              1.07                --              1.26                --
1.60%                                          1.64              0.81              0.76              1.72              0.75
1.65%                                          1.63              1.06                --              2.38                --
1.70%                                          1.63              1.06                --              2.37                --
1.75%                                          1.62              1.05                --              1.24                --
1.80%                                          1.62              1.05                --              1.70                --
1.85%                                          1.62              1.05                --              1.23                --
1.90%                                          1.61              1.04                --              1.23                --
1.95%                                          1.61              1.04                --              1.23                --
2.00%                                          1.60              1.04                --              1.22                --
2.05%                                          1.60              1.04                --              1.22                --
2.10%                                          1.59              1.03                --              1.22                --
2.15%                                          1.59              1.03                --              1.21                --
2.20%                                          1.58              1.03                --              1.21                --
2.25%                                          1.00              1.02                --              1.05                --
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    357

                                             GS VIT          JANUS ASPEN       JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                                          STRUCTD U.S.          BAL,           ENTERPRISE,         GLOBAL            JANUS,
SUBACCOUNT                                  EQ, INST            INST              SERV           TECH, SERV           SERV
                                        ----------------------------------------------------------------------------------------
1.00%                                         $1.02             $  --             $  --             $  --             $1.04
1.05%                                          0.70                --                --                --              0.85
1.10%                                            --                --                --                --                --
1.15%                                          0.70                --              0.61              0.46              0.64
1.20%                                          0.76                --                --                --              0.84
1.25%                                            --                --                --                --                --
1.25%                                          0.76                --              0.60              0.45              0.63
1.30%                                          0.70                --                --                --              0.84
1.35%                                          0.70                --                --                --              0.84
1.40%                                            --                --                --                --                --
1.40%                                          0.82              2.22              0.55              0.42              0.59
1.45%                                          0.74                --                --                --              0.84
1.50%                                          0.74                --              0.54              0.42              0.58
1.55%                                          0.69                --                --                --              0.84
1.60%                                          0.75                --              0.45              0.41              0.57
1.65%                                          0.73                --                --                --              0.83
1.70%                                          0.72                --                --                --              0.83
1.75%                                          0.69                --                --                --              0.83
1.80%                                          1.24                --                --                --              0.83
1.85%                                          0.69                --                --                --              0.83
1.90%                                          0.69                --                --                --              0.83
1.95%                                          0.69                --                --                --              0.83
2.00%                                          0.69                --                --                --              0.83
2.05%                                          0.68                --                --                --              0.82
2.10%                                          0.68                --                --                --              0.82
2.15%                                          0.68                --                --                --              0.82
2.20%                                          0.68                --                --                --              0.82
2.25%                                          1.02                --                --                --              1.04
--------------------------------------------------------------------------------------------------------------------------------





 358    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                           JANUS ASPEN       JANUS ASPEN         JPM INS           LAZARD         LAZARD RETIRE
                                            OVERSEAS,          WORLD,          TRUST U.S.        RETIRE INTL     U.S. STRATEGIC,
SUBACCOUNT                                    SERV              INST            EQ, CL 1          EQ, SERV            SERV
                                        ----------------------------------------------------------------------------------------
1.00%                                         $  --             $  --             $  --             $  --             $  --
1.05%                                            --                --                --                --                --
1.10%                                            --                --                --                --                --
1.15%                                            --                --                --                --                --
1.20%                                            --                --                --                --                --
1.25%                                            --                --                --                --                --
1.25%                                            --                --                --                --                --
1.30%                                            --                --                --                --                --
1.35%                                            --                --                --                --                --
1.40%                                            --                --                --                --                --
1.40%                                          1.35              1.22              1.33              0.97              0.93
1.45%                                            --                --                --                --                --
1.50%                                          1.34                --              1.32              0.95              0.93
1.55%                                            --                --                --                --                --
1.60%                                          1.21                --              1.32              0.94              0.99
1.65%                                            --                --                --                --                --
1.70%                                            --                --                --                --                --
1.75%                                            --                --                --                --                --
1.80%                                            --                --                --                --                --
1.85%                                            --                --                --                --                --
1.90%                                            --                --                --                --                --
1.95%                                            --                --                --                --                --
2.00%                                            --                --                --                --                --
2.05%                                            --                --                --                --                --
2.10%                                            --                --                --                --                --
2.15%                                            --                --                --                --                --
2.20%                                            --                --                --                --                --
2.25%                                            --                --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    359

                                            LM CB VAR        LVIP BARON            MFS             MFS INV             MFS
                                           SM CAP GRO,        GRO OPP,       INV GRO STOCK,        TRUST,          INV TRUST,
SUBACCOUNT                                    CL I             SERV CL           SERV CL           INIT CL           SERV CL
                                        ----------------------------------------------------------------------------------------
1.00%                                         $1.07             $  --             $0.68             $  --             $  --
1.05%                                          0.86                --              0.97                --                --
1.10%                                            --                --              0.68                --                --
1.15%                                          0.85                --              1.11              0.96              0.90
1.20%                                          0.85                --              1.13              0.95                --
1.25%                                            --                --                --                --                --
1.25%                                          0.85                --              0.67              0.95              0.89
1.30%                                          0.85                --              1.35                --                --
1.35%                                          0.85                --              0.66                --                --
1.40%                                            --                --                --                --                --
1.40%                                          0.85              1.65              1.34              0.92              1.10
1.45%                                          0.85                --              1.11              0.92                --
1.50%                                          0.85              1.36              1.11              0.91              1.09
1.55%                                          0.85                --              1.33                --                --
1.60%                                          0.84              1.36              1.32              1.44              1.08
1.65%                                          0.84                --              1.32              0.90                --
1.70%                                          0.84                --              1.07              0.90              1.08
1.75%                                          0.84                --              1.09                --                --
1.80%                                          0.84                --              1.07              1.42              1.06
1.85%                                          0.84                --              1.30                --                --
1.90%                                          0.84                --              1.06                --                --
1.95%                                          0.84                --              1.06                --                --
2.00%                                          0.84                --              1.06                --                --
2.05%                                          0.83                --              1.05                --                --
2.10%                                          0.83                --              1.05                --                --
2.15%                                          0.83                --              1.05                --                --
2.20%                                          0.83                --              1.04                --                --
2.25%                                          1.07                --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------





 360    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                               MFS               MFS               MFS               MFS               MFS
                                            NEW DIS,          NEW DIS,          RESEARCH,       TOTAL RETURN,     TOTAL RETURN,
SUBACCOUNT                                   INIT CL           SERV CL           INIT CL           INIT CL           SERV CL
                                        ----------------------------------------------------------------------------------------
1.00%                                         $  --             $1.01             $  --             $  --             $1.35
1.05%                                            --              0.98                --                --              0.99
1.10%                                            --              1.00                --                --              1.34
1.15%                                          1.40              0.92                --              1.40              1.27
1.20%                                            --              1.16                --                --              1.18
1.25%                                            --                --                --                --                --
1.25%                                          1.38              0.91                --              1.39              1.26
1.30%                                            --              1.57                --                --              1.31
1.35%                                            --              0.98                --                --              1.31
1.40%                                            --                --                --                --                --
1.40%                                          1.40              1.13              0.93                --              1.18
1.45%                                            --              1.14                --                --              1.16
1.50%                                          0.93              1.12              0.76                --              1.17
1.55%                                            --              1.55                --                --              1.29
1.60%                                          0.85              1.11              0.79                --              1.16
1.65%                                            --              1.54                --                --              1.28
1.70%                                            --              1.10                --                --              1.15
1.75%                                            --              1.12                --                --              1.14
1.80%                                            --              1.09                --                --              1.12
1.85%                                            --              1.51                --                --              1.26
1.90%                                            --              1.13                --                --              1.08
1.95%                                            --              1.13                --                --              1.07
2.00%                                            --              1.13                --                --              1.07
2.05%                                            --              1.12                --                --              1.07
2.10%                                            --              1.12                --                --              1.06
2.15%                                            --              1.12                --                --              1.06
2.20%                                            --              1.11                --                --              1.06
2.25%                                            --                --                --                --              1.01
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    361

                                               MFS               MFS              NACM              OPCAP             OPPEN
                                           UTILITIES,        UTILITIES,          SM CAP,          MANAGED,          CAP APPR
SUBACCOUNT                                   INIT CL           SERV CL            CL I              CL I               VA
                                        ----------------------------------------------------------------------------------------
1.00%                                         $  --             $2.31             $  --             $  --             $  --
1.05%                                            --              1.25                --                --                --
1.10%                                            --              2.29                --                --                --
1.15%                                          1.83              1.50                --                --                --
1.20%                                          1.41              2.12                --                --                --
1.25%                                            --                --                --                --                --
1.25%                                          1.82              1.48                --                --                --
1.30%                                            --              2.59                --                --                --
1.35%                                            --              2.25                --                --                --
1.40%                                            --                --                --                --                --
1.40%                                          1.89              2.19              1.32              2.21              1.37
1.45%                                          1.38              2.09                --                --                --
1.50%                                          1.25              2.17                --                --                --
1.55%                                            --              2.54                --                --                --
1.60%                                          1.44              2.10                --                --                --
1.65%                                          1.23              2.47                --                --                --
1.70%                                          1.22              2.13                --                --                --
1.75%                                            --              2.05                --                --                --
1.80%                                          2.53              2.07                --                --                --
1.85%                                            --              2.43                --                --                --
1.90%                                            --              1.81                --                --                --
1.95%                                            --              1.81                --                --                --
2.00%                                            --              1.80                --                --                --
2.05%                                            --              1.80                --                --                --
2.10%                                            --              1.79                --                --                --
2.15%                                            --              1.79                --                --                --
2.20%                                            --              1.78                --                --                --
2.25%                                            --              1.05                --                --                --
--------------------------------------------------------------------------------------------------------------------------------





 362    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              OPPEN             OPPEN             OPPEN             OPPEN             OPPEN
                                          CAP APPR VA,       GLOBAL SEC        GLOBAL SEC          HI INC          HI INC VA,
SUBACCOUNT                                    SERV               VA             VA, SERV             VA               SERV
                                        ----------------------------------------------------------------------------------------
1.00%                                         $1.03             $  --             $1.44             $  --             $0.36
1.05%                                          0.88                --              0.91                --                --
1.10%                                          1.02                --              1.42                --              0.36
1.15%                                          1.01                --              1.29                --                --
1.20%                                          1.05                --              1.43                --              0.31
1.25%                                            --                --                --                --                --
1.25%                                          1.01                --              1.42                --              0.35
1.30%                                          1.31                --              1.90                --              0.34
1.35%                                          1.00                --              1.40                --              0.35
1.40%                                            --                --                --                --                --
1.40%                                          1.23              1.83              1.40              0.35              0.36
1.45%                                          1.04                --              1.40                --              0.31
1.50%                                          1.22                --              1.39                --              0.31
1.55%                                          1.28                --              1.87                --              0.36
1.60%                                          1.21                --              1.66                --              0.33
1.65%                                          1.27                --              1.37                --              0.35
1.70%                                          1.20                --              1.37                --                --
1.75%                                          1.02                --              1.36                --              0.30
1.80%                                          1.19                --              1.63                --                --
1.85%                                          1.25                --              1.83                --              0.32
1.90%                                          0.97                --              1.24                --                --
1.95%                                          0.97                --              1.23                --                --
2.00%                                          0.96                --              1.23                --                --
2.05%                                          0.96                --              1.22                --                --
2.10%                                          0.96                --              1.22                --                --
2.15%                                          0.96                --              1.22                --                --
2.20%                                          0.95                --              1.21                --                --
2.25%                                          1.05                --              1.02                --                --
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    363

                                              OPPEN             OPPEN         OPPEN GLOBAL          OPPEN             PIMCO
                                             MAIN ST       MAIN ST SM CAP       STRATEGIC     GLOBAL STRATEGIC   VIT ALL ASSET,
SUBACCOUNT                                     VA             VA, SERV           INC VA         INC VA, SERV       ADVISOR CL
                                        ----------------------------------------------------------------------------------------
1.00%                                         $  --             $1.34             $  --             $1.50             $0.99
1.05%                                            --              0.81                --              1.12              1.04
1.10%                                            --              1.33                --              1.48                --
1.15%                                            --              1.16                --              1.24              1.03
1.20%                                            --              1.20                --              1.47              1.03
1.25%                                            --                --                --                --                --
1.25%                                            --              1.32                --              1.46              1.03
1.30%                                            --              1.68                --              1.31              1.03
1.35%                                            --              1.31                --              1.46              1.03
1.40%                                            --                --                --                --                --
1.40%                                          0.89              1.56              1.65              1.45              1.03
1.45%                                            --              1.18                --              1.44              1.03
1.50%                                            --              1.55                --              1.44              1.02
1.55%                                            --              1.65                --              1.38              1.02
1.60%                                            --              1.54                --              1.35              1.02
1.65%                                            --              1.64                --              1.42              1.02
1.70%                                            --              1.53                --              1.41              1.02
1.75%                                            --              1.16                --              1.23              1.02
1.80%                                            --              1.52                --              1.33              1.02
1.85%                                            --              1.61                --              1.26              1.01
1.90%                                            --              1.11                --              1.18              1.01
1.95%                                            --              1.11                --              1.18              1.01
2.00%                                            --              1.11                --              1.18              1.01
2.05%                                            --              1.11                --              1.17              1.01
2.10%                                            --              1.10                --              1.17              1.01
2.15%                                            --              1.10                --              1.17              1.01
2.20%                                            --              1.10                --              1.16              1.01
2.25%                                            --              1.06                --              1.00              0.99
--------------------------------------------------------------------------------------------------------------------------------





 364    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                             PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                            DIV INC,          DIV INC,         GLOBAL EQ,        GLOBAL HLTH       GRO & INC,
SUBACCOUNT                                    CL IA             CL IB             CL IA          CARE, CL IB          CL IA
                                        ----------------------------------------------------------------------------------------
1.00%                                         $  --             $  --             $  --             $1.39             $  --
1.05%                                            --                --                --              1.04                --
1.10%                                            --                --                --              1.38                --
1.15%                                            --                --                --              1.18                --
1.20%                                            --                --                --              1.18                --
1.25%                                            --                --                --                --                --
1.25%                                            --                --                --              1.18                --
1.30%                                            --                --                --              1.43                --
1.35%                                            --                --                --              1.36                --
1.40%                                            --                --                --                --                --
1.40%                                          1.97              1.54              1.08              1.16              2.01
1.45%                                            --                --                --              1.16                --
1.50%                                            --                --                --              1.15                --
1.55%                                            --                --                --              1.40                --
1.60%                                            --                --                --              1.33                --
1.65%                                            --                --                --              1.14                --
1.70%                                            --                --                --              1.14                --
1.75%                                            --                --                --              1.26                --
1.80%                                            --                --                --              1.31                --
1.85%                                            --                --                --              1.37                --
1.90%                                            --                --                --              1.13                --
1.95%                                            --                --                --              1.13                --
2.00%                                            --                --                --              1.12                --
2.05%                                            --                --                --              1.12                --
2.10%                                            --                --                --              1.12                --
2.15%                                            --                --                --              1.11                --
2.20%                                            --                --                --              1.11                --
2.25%                                            --                --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    365

                                             PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                           GRO & INC,         HI YIELD,         HI YIELD,           INC,            INTL EQ,
SUBACCOUNT                                    CL IB             CL IA             CL IB             CL IB             CL IB
                                        ----------------------------------------------------------------------------------------
1.00%                                         $0.96             $  --             $  --             $  --             $1.20
1.05%                                            --                --                --                --              0.80
1.10%                                          0.95                --                --                --              1.19
1.15%                                          0.91                --                --              1.51              1.10
1.20%                                          1.01                --                --                --              0.79
1.25%                                            --                --                --                --                --
1.25%                                          0.90                --                --              1.50              1.09
1.30%                                          1.21                --                --                --              1.57
1.35%                                          0.92                --                --                --              1.17
1.40%                                            --                --                --                --                --
1.40%                                          1.09              2.11              1.57              1.30              1.11
1.45%                                          0.99                --                --                --              0.70
1.50%                                          0.95                --                --              1.29              0.69
1.55%                                          1.19                --                --                --              1.55
1.60%                                          0.92                --                --              1.28              1.23
1.65%                                          1.18                --                --                --              0.68
1.70%                                          0.93                --                --              1.27              0.68
1.75%                                          0.98                --                --                --              1.24
1.80%                                          0.91                --                --              1.20              1.19
1.85%                                          1.17                --                --                --              1.52
1.90%                                            --                --                --                --              1.13
1.95%                                            --                --                --                --              1.12
2.00%                                            --                --                --                --              1.12
2.05%                                            --                --                --                --              1.12
2.10%                                            --                --                --                --              1.11
2.15%                                            --                --                --                --              1.11
2.20%                                            --                --                --                --              1.11
2.25%                                            --                --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------





 366    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                             PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                            INTL VAL,         INTL GRO,         NEW OPP,          RESEARCH,        SM CAP VAL,
SUBACCOUNT                                    CL IB             CL IB             CL IA             CL IB             CL IB
                                        ----------------------------------------------------------------------------------------
1.00%                                         $  --             $0.87             $  --             $0.98             $  --
1.05%                                            --                --                --                --              0.70
1.10%                                            --              0.86                --              0.97                --
1.15%                                            --                --                --                --              0.98
1.20%                                            --                --                --              1.01              0.70
1.25%                                            --                --                --                --                --
1.25%                                            --              0.85                --              0.96              0.70
1.30%                                            --                --                --              1.22              0.97
1.35%                                            --              0.84                --              0.95              0.97
1.40%                                            --                --                --                --                --
1.40%                                          1.15              1.02              1.79              1.21              0.97
1.45%                                            --                --                --              1.00              0.96
1.50%                                            --                --                --              1.00              0.96
1.55%                                            --                --                --              1.20              0.96
1.60%                                            --                --                --              1.19              0.96
1.65%                                            --                --                --              1.19              0.95
1.70%                                            --                --                --                --              0.95
1.75%                                            --                --                --              0.98              0.95
1.80%                                            --                --                --                --              0.94
1.85%                                            --                --                --              1.17              0.94
1.90%                                            --                --                --                --              0.94
1.95%                                            --                --                --                --              0.94
2.00%                                            --                --                --                --              0.93
2.05%                                            --                --                --                --              0.93
2.10%                                            --                --                --                --              0.93
2.15%                                            --                --                --                --              0.93
2.20%                                            --                --                --                --              0.92
2.25%                                            --                --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    367

                                             PUT VT            PUT VT            PUT VT             ROYCE             ROYCE
                                             VISTA,           VOYAGER,          VOYAGER,         MICRO-CAP,          SM-CAP,
SUBACCOUNT                                    CL IB             CL IA             CL IB           INVEST CL         INVEST CL
                                        ----------------------------------------------------------------------------------------
1.00%                                         $0.57             $  --             $  --             $  --             $  --
1.05%                                          0.72                --                --                --                --
1.10%                                          0.56                --                --                --                --
1.15%                                          0.75                --                --                --                --
1.20%                                          0.45                --                --                --                --
1.25%                                          0.55(5)             --                --                --                --
1.25%                                          0.74(6)             --                --                --                --
1.30%                                          1.35                --                --                --                --
1.35%                                          0.55                --                --                --                --
1.40%                                            --                --                --                --                --
1.40%                                          0.83              1.49              1.41              2.86              2.70
1.45%                                          0.44                --                --                --                --
1.50%                                          0.43                --                --              2.39              2.24
1.55%                                          1.33                --                --                --                --
1.60%                                          0.97                --                --              2.47              2.56
1.65%                                          0.43                --                --                --                --
1.70%                                          0.43                --                --                --                --
1.75%                                          0.99                --                --                --                --
1.80%                                          0.96                --                --                --                --
1.85%                                          1.30                --                --                --                --
1.90%                                          0.96                --                --                --                --
1.95%                                          0.95                --                --                --                --
2.00%                                          0.95                --                --                --                --
2.05%                                          0.95                --                --                --                --
2.10%                                          0.95                --                --                --                --
2.15%                                          0.94                --                --                --                --
2.20%                                          0.94                --                --                --                --
2.25%                                            --                --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------





 368    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                            VP DAVIS            VP GS           VP PTNRS           RVS VP            RVS VP
                                           NY VENTURE,      MID CAP VAL,       SM CAP VAL,          BAL,              CASH
SUBACCOUNT                                    CL 3              CL 3              CL 3              CL 3           MGMT, CL 3
                                        ----------------------------------------------------------------------------------------
1.00%                                         $1.03             $1.07             $1.38             $0.97             $1.15
1.05%                                          0.78              0.94              0.91                --              1.07
1.10%                                            --                --              1.36              0.96              1.09
1.15%                                          0.78              1.11              1.23              1.01              1.16
1.20%                                          0.78              0.93              1.36                --              1.08
1.25%                                            --                --                --                --                --
1.25%                                          0.78              0.93              1.35              1.00              1.15
1.30%                                          0.78              1.10              1.76                --              1.06
1.35%                                          0.78              1.10              1.34              0.94              1.11
1.40%                                            --                --                --                --                --
1.40%                                          0.78              1.09              1.34              1.90              1.33
1.45%                                          0.78              1.09              1.33                --              1.06
1.50%                                          0.77              1.09              1.33              0.89              1.10
1.55%                                          0.77              1.09              1.73                --              1.05
1.60%                                          0.77              1.08              1.60              0.92              1.09
1.65%                                          0.77              1.08              1.31                --              1.04
1.70%                                          0.77              1.08              1.31              1.01              1.02
1.75%                                          0.77              1.07              1.28                --              1.04
1.80%                                          0.77              1.07              1.57              0.99              1.01
1.85%                                          0.77              1.07              1.69                --              1.02
1.90%                                          0.77              1.06              1.18                --              1.04
1.95%                                          0.77              1.06              1.18                --              1.04
2.00%                                          0.76              1.06              1.17                --              1.03
2.05%                                          0.76              1.06              1.17                --              1.03
2.10%                                          0.76              1.05              1.17                --              1.03
2.15%                                          0.76              1.05              1.16                --              1.02
2.20%                                          0.76              1.05              1.16                --              1.02
2.25%                                          1.02              1.06              1.07                --              1.00
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    369

                                             RVS VP            RVS VP            RVS VP            RVS VP            RVS VP
                                               DIV             DIV EQ              DYN        GLOBAL INFLATION      HI YIELD
SUBACCOUNT                                 BOND, CL 3         INC, CL 3         EQ, CL 3       PROT SEC, CL 3      BOND, CL 3
                                        ----------------------------------------------------------------------------------------
1.00%                                         $1.27             $1.36             $0.78             $0.98             $1.03
1.05%                                          1.14              0.84              0.77              1.15              1.20
1.10%                                          1.26              1.35              0.77                --                --
1.15%                                          1.41              1.39              0.90              1.15              1.54
1.20%                                          1.18              1.49              0.59              1.15              1.49
1.25%                                            --                --                --                --                --
1.25%                                          1.40              1.37              0.59              1.14              1.53
1.30%                                          1.20              1.77              0.89              1.14              1.37
1.35%                                          1.24              1.32              0.89              1.14              1.37
1.40%                                            --              1.36(7)             --                --                --
1.40%                                          1.82              1.46(8)           1.32              1.14              1.46
1.45%                                          1.17              1.46              0.57              1.13              1.42
1.50%                                          1.34              1.45              0.57              1.13              1.40
1.55%                                          1.18              1.74              0.88              1.13              1.36
1.60%                                          1.33              1.43              0.58              1.13              1.41
1.65%                                          1.17              1.43              0.56              1.13              1.40
1.70%                                          1.18              1.42              0.56              1.12              1.39
1.75%                                          1.14              1.29              0.87              1.12              1.34
1.80%                                          1.14              1.29              1.12              1.12              1.47
1.85%                                          1.15              1.69              0.87              1.12              1.33
1.90%                                          1.13              1.17              0.86              1.12              1.33
1.95%                                          1.12              1.17              0.86              1.11              1.33
2.00%                                          1.12              1.16              0.86              1.11              1.32
2.05%                                          1.12              1.16              0.86              1.11              1.32
2.10%                                          1.11              1.16              0.85              1.11              1.31
2.15%                                          1.11              1.15              0.85              1.11              1.31
2.20%                                          1.11              1.15              0.85              1.10              1.31
2.25%                                          0.99              1.03              1.02              0.98              1.02
--------------------------------------------------------------------------------------------------------------------------------





 370    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                             RVS VP            RVS VP            RVS VP            RVS VP            RVS VP
                                            INC OPP,           MID CAP           MID CAP          S&P 500,            SHORT
SUBACCOUNT                                    CL 3            GRO, CL 3         VAL, CL 3           CL 3         DURATION, CL 3
                                        ----------------------------------------------------------------------------------------
1.00%                                         $1.02             $1.43             $1.05             $0.81             $1.27
1.05%                                          1.21              0.95              0.76              0.88              1.08
1.10%                                            --              1.42                --              0.80              1.25
1.15%                                          1.36              1.14              0.76              0.82              1.08
1.20%                                          1.20              1.17              0.75              1.09              1.26
1.25%                                            --                --                --              0.79(5)           1.25(9)
1.25%                                          1.20              1.41              0.75              0.81(6)           1.25(10)
1.30%                                          1.36              1.44              0.75              1.32              1.07
1.35%                                          1.36              1.40              0.75              0.78              1.24
1.40%                                            --                --                --                --              1.23(7)
1.40%                                          1.19              1.39              0.75              1.31              1.23(8)
1.45%                                          1.35              1.15              0.75              1.07              1.22
1.50%                                          1.35              1.38              0.75              1.07              1.21
1.55%                                          1.34              1.41              0.75              1.30              1.05
1.60%                                          1.18              1.37              0.75              1.29              1.21
1.65%                                          1.34              1.40              0.75              1.29              1.19
1.70%                                          1.33              1.36              0.74              1.00              1.19
1.75%                                          1.33              1.13              0.74              1.05              1.04
1.80%                                          1.33              1.35              0.74              0.99              1.05
1.85%                                          1.32              1.38              0.74              1.27              1.02
1.90%                                          1.32              1.09              0.74              0.99              1.03
1.95%                                          1.31              1.09              0.74              0.98              1.03
2.00%                                          1.31              1.09              0.74              0.98              1.03
2.05%                                          1.31              1.08              0.74              0.98              1.03
2.10%                                          1.30              1.08              0.74              0.98              1.02
2.15%                                          1.30              1.08              0.74              0.97              1.02
2.20%                                          1.30              1.07              0.73              0.97              1.02
2.25%                                          1.02                --              1.05              1.02              0.99
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    371

                                             SEL VP            SEL VP            SEL VP            THDL VP           THDL VP
                                              GRO,             LG CAP            SM CAP          EMER MKTS,         INTL OPP,
SUBACCOUNT                                    CL 3            VAL, CL 3         VAL, CL 3           CL 3              CL 3
                                        ----------------------------------------------------------------------------------------
1.00%                                         $0.95             $  --             $1.24             $1.04             $1.02
1.05%                                          0.80              0.81                --              1.22              0.88
1.10%                                          0.94                --              1.23                --                --
1.15%                                          0.96              0.99              1.35              2.70              1.31
1.20%                                          1.00              0.81              1.06              1.21              0.88
1.25%                                            --                --                --                --                --
1.25%                                          0.93              0.80              1.34              2.68              0.88
1.30%                                          1.16              0.98                --              2.19              1.30
1.35%                                          0.92              0.97              1.20              2.18              1.29
1.40%                                            --                --              1.14(7)             --                --
1.40%                                          0.41              0.80              1.03(8)           2.18              1.45
1.45%                                          0.99              0.97              1.03              2.17              1.29
1.50%                                          0.41              0.97              1.02              2.16              1.28
1.55%                                          1.14              0.96                --              2.16              1.28
1.60%                                          0.43              0.79              1.14              2.15              0.87
1.65%                                          1.13              0.96              1.01              2.15              1.27
1.70%                                          0.93              0.96              1.00              2.14              1.27
1.75%                                          0.97              0.95                --              2.13              1.26
1.80%                                          0.93              0.95              1.25              2.13              1.26
1.85%                                          1.12              0.95                --              2.12              1.26
1.90%                                          0.92              0.94                --              2.12              1.25
1.95%                                          0.92              0.94                --              2.11              1.25
2.00%                                          0.92              0.94                --              2.10              1.25
2.05%                                          0.91              0.94                --              2.10              1.24
2.10%                                          0.91              0.93                --              2.09              1.24
2.15%                                          0.91              0.93                --              2.09              1.24
2.20%                                          0.91              0.93                --              2.08              1.23
2.25%                                          1.04                --                --              1.04              1.02
--------------------------------------------------------------------------------------------------------------------------------





 372    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              THIRD           VANK LIT          VANK LIT          VANK UIF          VANK UIF
                                               AVE            COMSTOCK,        GRO & INC,          GLOBAL         MID CAP GRO,
SUBACCOUNT                                     VAL              CL II             CL II        REAL EST, CL II        CL II
                                        ----------------------------------------------------------------------------------------
1.00%                                         $  --             $1.37             $1.44             $1.03             $1.03
1.05%                                            --              0.85                --              0.66              0.92
1.10%                                            --              1.36              1.43                --                --
1.15%                                            --              1.04                --              0.65              0.92
1.20%                                            --              1.14              1.26              0.65              0.92
1.25%                                            --                --                --                --                --
1.25%                                            --              1.34              1.41              0.65              0.92
1.30%                                            --              1.38              1.50              0.65              0.92
1.35%                                            --              1.33              1.40              0.65              0.92
1.40%                                            --                --                --                --                --
1.40%                                          2.04              1.33              1.39              0.65              0.91
1.45%                                            --              1.13              1.24              0.65              0.91
1.50%                                          2.02              1.32              1.38              0.65              0.91
1.55%                                            --              1.36              1.47              0.65              0.91
1.60%                                          2.16              1.31              1.37              0.65              0.91
1.65%                                            --              1.35              1.46              0.64              0.91
1.70%                                            --              1.30              1.35              0.64              0.91
1.75%                                            --              1.11              1.22              0.64              0.91
1.80%                                            --              1.29              1.34              0.64              0.91
1.85%                                            --              1.33              1.44              0.64              0.90
1.90%                                            --              1.00                --              0.64              0.90
1.95%                                            --              1.00                --              0.64              0.90
2.00%                                            --              0.99                --              0.64              0.90
2.05%                                            --              0.99                --              0.64              0.90
2.10%                                            --              0.99                --              0.64              0.90
2.15%                                            --              0.98                --              0.64              0.90
2.20%                                            --              0.98                --              0.64              0.90
2.25%                                            --              1.02                --              1.03              1.03
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    373

                                            VANK UIF          VANK UIF                                               WF ADV
                                         U.S. REAL EST,    U.S. REAL EST,        WANGER            WANGER           VT INDEX
SUBACCOUNT                                    CL I              CL II             INTL               USA           ASSET ALLOC
                                        ----------------------------------------------------------------------------------------
1.00%                                         $1.80             $  --             $1.03             $1.08             $  --
1.05%                                            --              0.79              1.01              0.88              0.92
1.10%                                          1.78                --                --                --                --
1.15%                                            --              1.38              1.80              1.19              1.06
1.20%                                          1.43              0.78              1.00              0.87              1.00
1.25%                                            --                --                --                --                --
1.25%                                          1.76              0.78              1.00              0.87              1.00
1.30%                                          1.92              1.37              1.78              1.18              1.05
1.35%                                          1.75              1.36              1.78              1.17              1.05
1.40%                                            --                --                --                --                --
1.40%                                          1.74              0.78              1.97              1.57              0.98
1.45%                                          1.41              1.36              1.77              1.17              0.97
1.50%                                          1.73              1.35              1.29              1.55              0.97
1.55%                                          1.89              1.35              1.76              1.16              1.04
1.60%                                          1.72              0.77              0.97              1.18              1.27
1.65%                                          1.87              1.34              1.75              1.15              0.95
1.70%                                          1.71              1.34              1.74              1.15              0.95
1.75%                                          1.39              1.33              1.74              1.15              1.03
1.80%                                          1.69              1.33              1.73              1.14              1.26
1.85%                                          1.85              1.32              1.73              1.14              1.02
1.90%                                            --              1.32              1.72              1.14              1.02
1.95%                                            --              1.32              1.72              1.13                --
2.00%                                            --              1.31              1.71              1.13              1.01
2.05%                                            --              1.31              1.71              1.13              1.01
2.10%                                            --              1.31              1.71              1.12              1.01
2.15%                                            --              1.30              1.70              1.12              1.00
2.20%                                            --              1.30              1.70              1.12              1.00
2.25%                                            --                --              1.03              1.08                --
--------------------------------------------------------------------------------------------------------------------------------





 374    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                             WF ADV            WF ADV            WF ADV            WF ADV            WF ADV
                                             VT C&B             VT EQ              VT             VT LG CO            VT LG
SUBACCOUNT                                 LG CAP VAL            INC            INTL CORE           CORE             CO GRO
                                        ----------------------------------------------------------------------------------------
1.00%                                         $  --             $  --             $  --             $  --             $  --
1.05%                                          0.90              0.83              0.74              0.92              0.93
1.10%                                            --                --                --                --                --
1.15%                                          1.07              0.98              1.00              0.96              0.99
1.20%                                          1.02              1.04              0.71              0.60              0.64
1.25%                                            --                --                --                --                --
1.25%                                          1.01              1.03              0.71              0.60              0.64
1.30%                                          1.06              0.97              0.99              0.96              0.98
1.35%                                          1.05              0.96              0.99              0.95              0.98
1.40%                                            --                --                --                --                --
1.40%                                          0.99              1.01              0.69              0.59              0.63
1.45%                                          0.99              1.01              0.69              0.59              0.63
1.50%                                          0.98              1.00              0.69              0.59              0.63
1.55%                                          1.04              0.95              0.97              0.94              0.97
1.60%                                          1.37              1.00              1.32              1.18              1.24
1.65%                                          0.97              0.99              0.68              0.58              0.62
1.70%                                          0.96              0.98              0.68              0.57              0.61
1.75%                                          1.03              0.94              0.96              0.93              0.96
1.80%                                          1.35              1.21              1.30              1.16              1.22
1.85%                                          1.03              0.94              0.96              0.93              0.95
1.90%                                          1.02              0.93              0.96              0.92              0.95
1.95%                                            --                --                --                --                --
2.00%                                          1.02              0.93              0.95              0.92              0.95
2.05%                                          1.01              0.93              0.95              0.92              0.94
2.10%                                          1.01              0.92              0.94              0.91              0.94
2.15%                                          1.01              0.92              0.94              0.91              0.94
2.20%                                          1.00              0.92              0.94              0.91              0.93
2.25%                                            --                --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    375

                                                                                 WF ADV            WF ADV            WF ADV
                                                                                   VT               VT SM           VT TOTAL
SUBACCOUNT                                                                      MONEY MKT          CAP GRO         RETURN BOND
                                                                            ----------------------------------------------------
1.00%                                                                             $  --             $  --             $  --
1.05%                                                                              1.07              1.00              1.23
1.10%                                                                                --                --                --
1.15%                                                                              1.09              1.33              1.26
1.20%                                                                              1.14              0.50              1.63
1.25%                                                                                --                --                --
1.25%                                                                              1.14              0.50              1.62
1.30%                                                                              1.08              1.32              1.25
1.35%                                                                              1.07              1.32              1.25
1.40%                                                                                --                --                --
1.40%                                                                              1.11              0.49              1.58
1.45%                                                                              1.11              0.49              1.57
1.50%                                                                              1.09              0.49              1.56
1.55%                                                                              1.06              1.30              1.23
1.60%                                                                              1.04              2.05              1.24
1.65%                                                                              1.08              0.48              1.54
1.70%                                                                              1.08              0.48              1.53
1.75%                                                                              1.05              1.29              1.22
1.80%                                                                              1.03              2.02              1.22
1.85%                                                                              1.04              1.28              1.21
1.90%                                                                              1.04              1.28              1.21
1.95%                                                                                --                --                --
2.00%                                                                              1.03              1.27              1.20
2.05%                                                                              1.03              1.27              1.20
2.10%                                                                              1.03              1.26              1.19
2.15%                                                                              1.03              1.26              1.19
2.20%                                                                              1.02              1.26              1.19
2.25%                                                                                --                --                --
--------------------------------------------------------------------------------------------------------------------------------





 376    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

The following is a summary of units outstanding at Dec. 31, 2009:

                                           INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI
                                           BASIC VAL,         CAP APPR,         CAP APPR,         CAP DEV,          CAP DEV,
SUBACCOUNT                                   SER II             SER I            SER II             SER I            SER II
                                        ----------------------------------------------------------------------------------------
1.00%                                         747,518            73,517             5,689               --             71,840
1.05%                                              --                --         1,288,012               --              3,243
1.10%                                       3,075,662         1,075,473            67,096               --            442,673
1.15%                                         845,853           140,893            68,076               --                 --
1.20%                                         837,055           640,800           535,627               --             31,783
1.25%                                              --                --                --               --                 --
1.25%                                         636,465         1,556,805           549,129               --             73,999
1.30%                                       1,002,929                --            43,898               --             59,891
1.35%                                       4,466,346         1,568,858           668,129               --            321,233
1.40%                                              --                --                --               --                 --
1.40%                                         409,929         1,008,641           584,414          110,290             67,657
1.45%                                       1,562,081         1,331,782            62,882               --            107,583
1.50%                                       1,348,218         1,786,170           738,170           35,993              3,767
1.55%                                         843,000                --           414,831               --             18,911
1.60%                                          73,457         1,387,390           267,254          395,817             72,599
1.65%                                       1,098,433           193,253            79,827               --             30,943
1.70%                                       2,251,340           222,979         4,125,535               --             96,624
1.75%                                       1,709,585                --             3,682               --             26,019
1.80%                                          36,533                --            76,003               --             36,807
1.85%                                         132,209                --            58,972               --             21,958
1.90%                                       3,240,554                --         2,537,197               --             17,209
1.95%                                       1,891,399                --                --               --              1,738
2.00%                                          24,580                --            10,785               --                 --
2.05%                                         125,701                --           135,227               --                 --
2.10%                                         650,266                --           138,531               --                 --
2.15%                                         597,840                --                --               --                 --
2.20%                                              --                --                --               --                 --
2.25%                                              --                --                --               --                 --
--------------------------------------------------------------------------------------------------------------------------------
Total                                      27,606,953        10,986,561        12,458,966          542,100          1,506,477
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    377

                                           INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI
                                            CORE EQ,          CORE EQ,        GLOBAL HLTH,        INTL GRO,         INTL GRO,
SUBACCOUNT                                    SER I            SER II            SER II             SER I            SER II
                                        ----------------------------------------------------------------------------------------
1.00%                                          39,363            8,830                --                --              14,756
1.05%                                              --               --             7,721                --          27,657,785
1.10%                                         730,464          107,921                --                --                  --
1.15%                                         149,184               --                --                --             883,336
1.20%                                         998,832            7,813             8,186                --          17,190,788
1.25%                                              --               --                --                --                  --
1.25%                                       2,664,496           10,344                --                --           8,521,217
1.30%                                              --            9,598                --                --             686,934
1.35%                                       1,524,758           41,602                --                --           8,937,945
1.40%                                              --               --                --                --                  --
1.40%                                       3,385,298            5,176                --           772,683           8,059,334
1.45%                                       1,792,088           23,128            14,377                --          15,819,441
1.50%                                       1,588,617              316             5,865                --           6,050,196
1.55%                                              --               --                --                --           3,813,798
1.60%                                       1,457,372               --                --                --           2,362,080
1.65%                                         191,392           25,552             5,952                --           7,183,015
1.70%                                         330,421           11,631            14,349                --          61,755,907
1.75%                                              --               --            63,454                --          26,697,579
1.80%                                          12,041               --            10,387                --           1,295,097
1.85%                                              --               --                --                --           2,444,571
1.90%                                              --               --            45,298                --          35,467,990
1.95%                                              --               --                --                --          15,337,982
2.00%                                              --               --                --                --             281,655
2.05%                                              --               --                --                --           1,918,160
2.10%                                              --               --                --                --           5,423,297
2.15%                                              --               --            22,453                --           2,822,796
2.20%                                              --               --                --                --              23,091
2.25%                                              --               --                --                --                  --
--------------------------------------------------------------------------------------------------------------------------------
Total                                      14,864,326          251,911           198,042           772,683         260,648,750
--------------------------------------------------------------------------------------------------------------------------------





 378    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                           INVESCO VI          AB VPS            AB VPS            AB VPS            AB VPS
                                          MID CAP CORE       BAL WEALTH      GLOBAL THEMATIC     GRO & INC,        INTER BOND,
SUBACCOUNT                                 EQ, SER II      STRATEGY, CL B       GRO, CL B           CL B              CL B
                                        ----------------------------------------------------------------------------------------
1.00%                                              --            17,104           125,998           687,641                --
1.05%                                              --                --            10,017            36,111                --
1.10%                                              --           587,996           999,477         3,666,857                --
1.15%                                         176,238            14,829                --            72,999                --
1.20%                                              --           105,669            35,139           158,291                --
1.25%                                              --                --                --                --                --
1.25%                                              --            21,922           586,066         1,821,532                --
1.30%                                         156,739            64,915            77,208           142,233                --
1.35%                                         308,342           322,686         1,666,193         5,507,254                --
1.40%                                              --                --                --                --                --
1.40%                                              --            13,271           503,305           208,082           472,531
1.45%                                         205,786            42,855           126,312           200,695                --
1.50%                                         284,450            15,862           296,481           189,944           221,690
1.55%                                          98,973            52,847           185,171           233,581                --
1.60%                                              --            12,617         1,328,206           228,523           991,536
1.65%                                         213,951             7,890            62,960           345,536                --
1.70%                                         559,911             2,211            99,773            60,908                --
1.75%                                         359,228            34,743            15,168           134,192                --
1.80%                                           5,797            22,456                --            82,752                --
1.85%                                          25,323                --            12,330            32,780                --
1.90%                                         678,781                --            28,497            89,375                --
1.95%                                         385,866             6,935             5,803             9,420                --
2.00%                                           5,079                --                --                --                --
2.05%                                          24,950                --                --            66,025                --
2.10%                                         172,345            20,075                --               809                --
2.15%                                         121,052                --             9,183                --                --
2.20%                                              --                --                --                --                --
2.25%                                              --                --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                       3,782,811         1,366,883         6,173,287        13,975,540         1,685,757
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    379

                                             AB VPS            AB VPS             AC VP             AC VP             AC VP
                                            INTL VAL,        LG CAP GRO,       INC & GRO,         INFLATION           INTL,
SUBACCOUNT                                    CL B              CL B              CL I           PROT, CL II          CL II
                                        ----------------------------------------------------------------------------------------
1.00%                                            7,230          362,921               --                 --              --
1.05%                                       14,181,846               --               --                 --              --
1.10%                                               --        1,912,101               --                 --              --
1.15%                                        3,061,601               --               --          4,108,591              --
1.20%                                        8,976,375           76,454               --            133,638              --
1.25%                                               --               --               --                 --              --
1.25%                                        4,550,240          731,596               --                 --              --
1.30%                                        2,088,585           74,357               --          2,982,303              --
1.35%                                        6,085,667        3,652,749               --          5,128,644              --
1.40%                                               --               --               --                 --              --
1.40%                                        4,303,600        1,081,074          424,299          2,187,825              --
1.45%                                        6,541,009          102,118               --          2,370,628           9,619
1.50%                                        4,546,524          308,148               --          4,292,035              --
1.55%                                        2,362,239          253,986               --          1,932,759              --
1.60%                                        2,470,467        1,363,955               --          1,982,701              --
1.65%                                        4,385,391          120,370               --          3,153,375              --
1.70%                                       28,798,133            3,052               --         14,454,565             158
1.75%                                       11,757,048               --               --          5,617,487             674
1.80%                                        1,193,650               --               --          1,144,814              --
1.85%                                        1,472,724           11,648               --          1,408,627              --
1.90%                                       19,909,308               --               --         13,423,121              --
1.95%                                        7,537,593               --               --          4,329,872              --
2.00%                                          257,588               --               --            352,213              --
2.05%                                        1,095,258               --               --            890,245          13,029
2.10%                                        2,948,218               --               --          2,197,772              --
2.15%                                        1,639,708               --               --          1,314,986              --
2.20%                                           23,672               --               --              7,594              --
2.25%                                               --               --               --                 --              --
--------------------------------------------------------------------------------------------------------------------------------
Total                                      140,193,674       10,054,529          424,299         73,413,795          23,480
--------------------------------------------------------------------------------------------------------------------------------





 380    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              AC VP             AC VP             AC VP             AC VP           COL ASSET
                                             MID CAP           ULTRA,             VAL,              VAL,             ALLOC,
SUBACCOUNT                                 VAL, CL II           CL II             CL I              CL II            VS CL A
                                        ----------------------------------------------------------------------------------------
1.00%                                            --                  --               --                --                --
1.05%                                            --              11,081               --             7,265                --
1.10%                                            --                  --               --                --                --
1.15%                                            --           2,142,074               --            61,192            69,092
1.20%                                            --             236,605               --                --                --
1.25%                                            --                  --               --                --                --
1.25%                                            --                  --               --                --           111,116
1.30%                                            --           1,572,957               --            30,445                --
1.35%                                        10,787           2,605,199               --            74,342                --
1.40%                                            --                  --               --                --                --
1.40%                                        16,454                   2          372,911            12,987                --
1.45%                                            --           2,924,071               --            33,197                --
1.50%                                           643           1,869,406               --            80,269                --
1.55%                                            --             651,158               --            18,664                --
1.60%                                        30,203              54,155               --            59,951                --
1.65%                                        12,345           2,036,896               --            11,930                --
1.70%                                            --           7,197,287               --           101,936                --
1.75%                                            --           5,028,086               --             7,902                --
1.80%                                            --             200,575               --            41,862                --
1.85%                                            --             253,228               --                --                --
1.90%                                            --           5,039,249               --            15,581                --
1.95%                                            --           4,572,168               --            15,023                --
2.00%                                            --              67,101               --                --                --
2.05%                                            --             193,893               --                --                --
2.10%                                         6,937             971,817               --                --                --
2.15%                                            --           1,282,890               --                --                --
2.20%                                            --              19,034               --                --                --
2.25%                                            --                  --               --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                        77,369          38,928,932          372,911           572,546           180,208
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    381

                                               COL               COL               COL               COL               COL
                                          FEDERAL SEC,        HI YIELD,         HI YIELD,        LG CAP GRO,      MARSICO GRO,
SUBACCOUNT                                   VS CL A           VS CL A           VS CL B           VS CL A           VS CL A
                                        ----------------------------------------------------------------------------------------
1.00%                                             --                --                 --               --              19,667
1.05%                                             --                --             34,811               --          34,403,109
1.10%                                             --                --                 --               --                  --
1.15%                                        242,179            38,947            833,436          299,335           1,277,688
1.20%                                             --                --             60,823               --          21,466,025
1.25%                                             --                --                 --               --                  --
1.25%                                        639,544           325,076             13,615          124,549          10,559,933
1.30%                                             --                --            515,411               --             910,963
1.35%                                             --                --          1,105,512               --          11,154,244
1.40%                                             --                --                 --               --                  --
1.40%                                             --                --             23,780               --          10,019,226
1.45%                                             --                --            833,730               --          20,057,583
1.50%                                             --                --            907,732               --           7,482,732
1.55%                                             --                --            378,067               --           4,718,450
1.60%                                             --                --            123,413               --           3,007,815
1.65%                                             --                --            671,853               --           9,179,453
1.70%                                             --                --          2,631,756               --          76,607,702
1.75%                                             --                --          1,976,540               --          33,787,298
1.80%                                             --                --            137,861               --           1,647,955
1.85%                                             --                --             92,337               --           3,054,626
1.90%                                             --                --          2,437,240               --          44,625,239
1.95%                                             --                --          1,725,813               --          19,315,286
2.00%                                             --                --             23,830               --             363,316
2.05%                                             --                --            167,552               --           2,384,746
2.10%                                             --                --            564,398               --           6,690,290
2.15%                                             --                --            534,609               --           3,566,578
2.20%                                             --                --              1,706               --              34,839
2.25%                                             --                --                 --               --                  --
--------------------------------------------------------------------------------------------------------------------------------
Total                                        881,723           364,023         15,795,825          423,884         326,334,763
--------------------------------------------------------------------------------------------------------------------------------





 382    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                           COL MARSICO           COL               COL               CS                CS
                                            INTL OPP,        SM CAP VAL,       SM CO GRO,         COMMODITY          U.S. EQ
SUBACCOUNT                                   VS CL B           VS CL B           VS CL A           RETURN            FLEX I
                                        ----------------------------------------------------------------------------------------
1.00%                                             --              14,459             --                 --                --
1.05%                                         39,087          24,798,359             --              3,713                --
1.10%                                             --                  --             --                 --                --
1.15%                                             --             620,782         22,057             15,451                --
1.20%                                         24,875          15,475,220             --              7,890                --
1.25%                                             --                  --             --                 --                --
1.25%                                             --           7,744,430         62,867              1,991                --
1.30%                                             --             475,054             --             16,288                --
1.35%                                         24,274           5,779,653             --              6,019                --
1.40%                                             --                  --             --                 --                --
1.40%                                         27,016           7,188,165             --             41,060            29,133
1.45%                                         19,536          10,188,082             --             21,977                --
1.50%                                         37,254           3,809,342             --             43,337            31,969
1.55%                                             --           2,489,112             --             10,364                --
1.60%                                             --           2,110,552             --             76,358           111,606
1.65%                                             --           4,708,080             --                 --                --
1.70%                                         69,986          40,544,111             --            199,749                --
1.75%                                             --          17,451,082             --            162,032                --
1.80%                                             --             798,371             --             20,479                --
1.85%                                          7,313           1,545,220             --                 --                --
1.90%                                         69,778          23,264,203             --             31,790                --
1.95%                                         31,851          10,254,666             --             17,014                --
2.00%                                             --             196,770             --                 --                --
2.05%                                             --           1,244,153             --                 --                --
2.10%                                         15,695           3,543,543             --             10,934                --
2.15%                                             --           1,801,308             --                 --                --
2.20%                                             --              16,283             --                 --                --
2.25%                                             --                  --             --                 --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                        366,665         186,061,000         84,924            686,446           172,708
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    383

                                             DREY IP            DREY              DREY              DREY              DREY
                                          MIDCAP STOCK,        IP TECH          SOC RESP          VIF APPR,         VIF INTL
SUBACCOUNT                                    SERV            GRO, SERV         GRO, INIT           SERV            EQ, SERV
                                        ----------------------------------------------------------------------------------------
1.00%                                            --                  --                --               --                --
1.05%                                            --                  --                --               --            13,710
1.10%                                            --                  --                --               --                --
1.15%                                            --             714,957                --            8,834                --
1.20%                                            --              49,810           209,970               --             3,498
1.25%                                            --                  --                --               --                --
1.25%                                            --                  --           404,123               --                --
1.30%                                           595             496,016                --          142,763                --
1.35%                                        15,878             864,828                --           14,460                --
1.40%                                            --                  --                --               --                --
1.40%                                            --             386,718           200,883           57,882                --
1.45%                                        10,623             599,027           380,951           14,075            56,703
1.50%                                        25,651             731,177            76,124           21,358             1,441
1.55%                                            --             290,605                --               --                --
1.60%                                            --             454,319                --          120,862            43,976
1.65%                                            --             618,283            28,613               --                --
1.70%                                        20,678           2,333,736           258,541            9,173            18,640
1.75%                                            --           1,144,726                --           10,859             5,922
1.80%                                            --             238,792                --           43,902             2,127
1.85%                                            --             166,700                --               --                --
1.90%                                            --           2,264,703                --           47,736             8,154
1.95%                                            --             935,307                --               --                --
2.00%                                            --              31,557                --               --                --
2.05%                                            --             124,689                --           62,448                --
2.10%                                            --             317,111                --               --                --
2.15%                                            --             264,033                --               --                --
2.20%                                            --               3,524                --               --                --
2.25%                                            --                  --                --               --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                        73,425          13,030,618         1,559,205          554,352           154,171
--------------------------------------------------------------------------------------------------------------------------------





 384    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              DREY              EV VT             EG VA             EG VA             EG VA
                                            VIF INTL          FLOATING-        CORE BOND,          DIV CAP           DIV INC
SUBACCOUNT                                  VAL, SERV         RATE INC            CL 2          BUILDER, CL 2     BUILDER, CL 1
                                        ----------------------------------------------------------------------------------------
1.00%                                             --               6,059          654,333            54,933           145,368
1.05%                                          4,595          13,404,025               --                --                --
1.10%                                             --                  --        2,422,772           135,380           895,266
1.15%                                             --             420,925        1,410,423                --                --
1.20%                                             --           8,383,394          612,085            65,703                --
1.25%                                             --                  --               --                --                --
1.25%                                             --           4,075,194          627,738            50,509           257,958
1.30%                                          1,655             401,144        2,145,969            74,059                --
1.35%                                         15,645           4,725,065        5,077,180           174,046         1,073,126
1.40%                                             --                  --               --                --                --
1.40%                                             --           4,120,199        1,282,969            74,772                --
1.45%                                          1,914           7,675,419          647,213             9,121                --
1.50%                                         33,031           3,476,186        2,191,034            27,558                --
1.55%                                             --           1,968,422        1,721,775           138,408                --
1.60%                                             --           1,181,400          152,357             7,037                --
1.65%                                             --           3,434,693          765,718            70,674                --
1.70%                                         62,976          31,381,386        4,988,731            25,900                --
1.75%                                         13,355          12,856,579          299,232           149,064                --
1.80%                                          8,446             657,301           35,044                --                --
1.85%                                             --           1,367,208          204,680            14,111                --
1.90%                                         18,819          17,706,486        5,412,154                --                --
1.95%                                         25,829           7,705,613               --                --                --
2.00%                                             --             163,568           15,580                --                --
2.05%                                             --           1,038,841          499,157                --                --
2.10%                                             --           2,635,759          624,914                --                --
2.15%                                          4,478           1,594,939               --                --                --
2.20%                                             --              15,045               --                --                --
2.25%                                             --                  --               --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                        190,743         130,394,850       31,791,058         1,071,275         2,371,718
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    385

                                              EG VA             EG VA             EG VA             EG VA             EG VA
                                             DIV INC         FUNDAMENTAL       FUNDAMENTAL          GRO,             HI INC,
SUBACCOUNT                                BUILDER, CL 2     LG CAP, CL 1      LG CAP, CL 2          CL 2              CL 2
                                        ----------------------------------------------------------------------------------------
1.00%                                         150,535           27,333            470,072            64,156           204,203
1.05%                                              --               --                 --                --                --
1.10%                                       1,538,332          313,881          2,038,024           736,016         1,081,425
1.15%                                       1,368,614               --            352,886           361,266           745,756
1.20%                                         632,207               --            890,979           295,159           219,836
1.25%                                              --               --                 --                --                --
1.25%                                         227,356           69,577            448,356            88,917           361,693
1.30%                                       1,487,573               --            775,195           351,092           704,425
1.35%                                       2,821,389          495,422          2,529,784           880,726         2,088,582
1.40%                                              --               --                 --                --                --
1.40%                                         769,481               --            489,762           146,099           559,308
1.45%                                         522,572               --            718,952           338,702           458,077
1.50%                                       1,901,469               --            449,907           370,053           972,341
1.55%                                       1,505,309               --            650,637           378,741         1,154,354
1.60%                                          47,083               --             94,892            16,531           108,595
1.65%                                         569,806               --            318,293            82,445           487,221
1.70%                                       3,871,690               --            947,946           841,240         2,110,608
1.75%                                         247,420               --            131,276            66,260            50,424
1.80%                                          23,755               --             11,732             2,253            17,723
1.85%                                         128,774               --             59,591            45,593            94,399
1.90%                                       5,065,024               --          1,142,415         1,292,005         2,611,226
1.95%                                              --               --                 --                --                --
2.00%                                          14,868               --              8,735             3,447             6,884
2.05%                                         397,203               --            105,561            54,788           183,841
2.10%                                         515,623               --            114,494           114,424           269,495
2.15%                                              --               --                 --                --                --
2.20%                                           1,968               --                235                --                --
2.25%                                              --               --                 --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                      23,808,051          906,213         12,749,724         6,529,913        14,490,416
--------------------------------------------------------------------------------------------------------------------------------





 386    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              EG VA             EG VA             EG VA             EG VA             EG VA
                                            INTL EQ,          INTL EQ,           OMEGA,            OMEGA,         SPECIAL VAL,
SUBACCOUNT                                    CL 1              CL 2              CL 1              CL 2              CL 1
                                        ----------------------------------------------------------------------------------------
1.00%                                          31,435           236,525            95,246           313,855            38,387
1.05%                                              --                --                --                --                --
1.10%                                         468,911         1,613,134           624,961         1,372,097           813,222
1.15%                                              --           813,023                --         1,159,175                --
1.20%                                              --           772,526                --           742,570                --
1.25%                                              --                --                --                --                --
1.25%                                          96,714           289,910           318,415           316,865           353,562
1.30%                                              --           857,256                --           870,000                --
1.35%                                         488,141         2,664,289         1,108,824         2,413,360         1,159,285
1.40%                                              --                --                --                --                --
1.40%                                              --           433,908                --           275,994                --
1.45%                                              --           737,238                --           648,693                --
1.50%                                              --           847,814                --         1,105,725                --
1.55%                                              --           514,935                --           902,738                --
1.60%                                              --            76,060                --            30,322                --
1.65%                                              --           249,402                --           170,452                --
1.70%                                              --         1,909,212                --         2,160,264                --
1.75%                                              --           209,539                --           111,317                --
1.80%                                              --            21,398                --             5,938                --
1.85%                                              --            64,456                --            77,039                --
1.90%                                              --         2,695,471                --         3,798,959                --
1.95%                                              --                --                --                --                --
2.00%                                              --             9,060                --            13,694                --
2.05%                                              --           179,393                --           185,026                --
2.10%                                              --           242,029                --           341,326                --
2.15%                                              --                --                --                --                --
2.20%                                              --               496                --               463                --
2.25%                                              --                --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                       1,085,201        15,437,074         2,147,446        17,015,872         2,364,456
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    387

                                              EG VA            FID VIP           FID VIP           FID VIP           FID VIP
                                          SPECIAL VAL,          BAL,              BAL,           CONTRAFUND,       CONTRAFUND,
SUBACCOUNT                                    CL 2             SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                        ----------------------------------------------------------------------------------------
1.00%                                         440,698               --               --             184,345          1,504,895
1.05%                                              --               --               --                  --          7,927,662
1.10%                                       1,480,168               --               --           2,193,126          6,602,092
1.15%                                          16,948           18,170               --                  --          6,351,352
1.20%                                         504,340               --               --                  --          5,625,545
1.25%                                              --               --               --                  --                 --
1.25%                                         257,556          216,324               --             700,595          3,280,564
1.30%                                         575,978               --               --                  --          5,267,519
1.35%                                       1,479,356               --               --           3,266,379         13,578,811
1.40%                                              --               --               --                  --                 --
1.40%                                         622,846               --           39,804                  --          5,124,830
1.45%                                         560,212               --               --                  --          8,487,550
1.50%                                         281,856               --            7,756                  --          6,145,859
1.55%                                         288,816               --               --                  --          3,503,367
1.60%                                          20,694               --               --                  --          3,380,310
1.65%                                         369,499               --               --                  --          5,867,593
1.70%                                         264,421               --           10,756                  --         27,907,058
1.75%                                          73,178               --               --                  --         12,738,212
1.80%                                          13,048               --               --                  --          1,544,154
1.85%                                          59,893               --               --                  --          1,641,170
1.90%                                         275,521               --               --                  --         26,124,215
1.95%                                              --               --               --                  --          9,333,786
2.00%                                              --               --               --                  --            387,786
2.05%                                         109,938               --               --                  --          1,610,151
2.10%                                          24,321               --               --                  --          3,812,467
2.15%                                              --               --               --                  --          2,293,556
2.20%                                              --               --               --                  --             37,835
2.25%                                              --               --               --                  --                 --
--------------------------------------------------------------------------------------------------------------------------------
Total                                       7,719,287          234,494           58,316           6,344,445        170,078,339
--------------------------------------------------------------------------------------------------------------------------------





 388    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                             FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                            DYN APPR,        GRO & INC,        GRO & INC,           GRO,              GRO,
SUBACCOUNT                                  SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                        ----------------------------------------------------------------------------------------
1.00%                                             --                 --               --                --             78,592
1.05%                                             --                 --               --                --              5,002
1.10%                                             --                 --               --                --            934,888
1.15%                                             --            134,638               --           103,085                 --
1.20%                                         25,298                 --               --                --            103,605
1.25%                                             --                 --               --                --                 --
1.25%                                        325,861            191,289               --            40,628            491,955
1.30%                                             --                 --               --                --            127,259
1.35%                                             --                 --               --                --            537,141
1.40%                                             --                 --               --                --                 --
1.40%                                         73,124            701,942           66,607                --            259,705
1.45%                                        322,423                 --               --                --            306,551
1.50%                                         84,978            710,985           66,198                --            151,522
1.55%                                             --                 --               --                --             80,129
1.60%                                             --          1,719,282               --                --             41,104
1.65%                                            637                 --               --                --             61,039
1.70%                                         66,831                 --           44,758                --            124,774
1.75%                                             --                 --               --                --            149,392
1.80%                                             --                 --               --                --                 --
1.85%                                             --                 --               --                --             25,881
1.90%                                             --                 --               --                --             14,685
1.95%                                             --                 --               --                --             12,128
2.00%                                             --                 --               --                --                 --
2.05%                                             --                 --               --                --              8,164
2.10%                                             --                 --               --                --             45,271
2.15%                                             --                 --               --                --              7,688
2.20%                                             --                 --               --                --                 --
2.25%                                             --                 --               --                --                 --
--------------------------------------------------------------------------------------------------------------------------------
Total                                        899,152          3,458,136          177,563           143,713          3,566,475
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    389

                                             FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                             HI INC,           HI INC,         INVEST GR,         MID CAP,          MID CAP,
SUBACCOUNT                                   SERV CL          SERV CL 2         SERV CL 2          SERV CL          SERV CL 2
                                        ----------------------------------------------------------------------------------------
1.00%                                         148,343               --               8,692          129,089           628,188
1.05%                                              --               --          16,651,449               --         9,053,248
1.10%                                         745,485               --                  --        1,550,888         3,379,419
1.15%                                              --               --           2,983,585          119,949         1,113,071
1.20%                                              --           62,124          10,384,450               --         3,948,713
1.25%                                              --               --                  --               --                --
1.25%                                         241,298          188,307           4,956,995          766,308         3,621,034
1.30%                                              --               --           2,096,595               --         1,117,563
1.35%                                       1,180,066               --           8,744,370        1,986,676         4,939,606
1.40%                                              --               --                  --               --                --
1.40%                                              --          126,331           5,166,461          594,148         2,608,107
1.45%                                              --          118,570          11,682,200               --         4,340,911
1.50%                                              --          131,255           6,650,432          377,631         2,211,177
1.55%                                              --               --           3,323,505               --         1,469,313
1.60%                                              --               --           1,695,915        1,481,713           984,094
1.65%                                              --           19,362           5,935,937               --         2,215,200
1.70%                                              --          101,835          45,427,693               --        12,834,698
1.75%                                              --               --          21,111,879               --         6,330,018
1.80%                                              --               --           1,271,466               --           419,957
1.85%                                              --               --           1,944,226               --           607,414
1.90%                                              --               --          28,571,094               --        10,748,872
1.95%                                              --               --          13,385,133               --         4,038,810
2.00%                                              --               --             287,492               --            89,628
2.05%                                              --               --           1,729,809               --           606,170
2.10%                                              --               --           4,611,285               --         1,551,154
2.15%                                              --               --           3,281,193               --           822,478
2.20%                                              --               --              35,542               --            13,255
2.25%                                              --               --                  --               --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                       2,315,192          747,784         201,937,398        7,006,402        79,692,098
--------------------------------------------------------------------------------------------------------------------------------





 390    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                             FID VIP           FID VIP           FTVIPT            FTVIPT            FTVIPT
                                            OVERSEAS,         OVERSEAS,       FRANK GLOBAL        FRANK INC       FRANK RISING
SUBACCOUNT                                   SERV CL          SERV CL 2      REAL EST, CL 2       SEC, CL 2        DIVD, CL 2
                                        ----------------------------------------------------------------------------------------
1.00%                                             --            121,836            94,882                --               --
1.05%                                             --            906,099           232,801           181,311           27,067
1.10%                                             --            308,607           207,724                --               --
1.15%                                             --            823,639            21,993           319,614           15,217
1.20%                                             --            410,047           221,192           888,913               --
1.25%                                             --                 --                --                --               --
1.25%                                             --            431,445           536,025         1,533,948            3,557
1.30%                                             --            495,256           106,364           850,736           31,025
1.35%                                             --          1,682,327           308,137           394,671           28,193
1.40%                                             --                 --                --                --               --
1.40%                                        196,874            854,697           432,745           767,314               --
1.45%                                             --            517,731           358,601         2,164,930           13,458
1.50%                                        126,157          1,398,894           319,702         2,648,220           79,309
1.55%                                             --            621,342            69,415           117,855               --
1.60%                                        543,748            782,215           397,856           136,285               --
1.65%                                             --            553,914           102,937           455,870           15,736
1.70%                                             --          4,906,733           621,516         2,044,273          134,482
1.75%                                             --            813,302            35,298           811,297          225,917
1.80%                                             --            480,180            67,432           163,014               --
1.85%                                             --            304,525           115,552           296,612               --
1.90%                                             --          4,655,155           590,318         1,012,775           51,225
1.95%                                             --            667,071                --           575,083           30,826
2.00%                                             --             93,329            50,184             9,139               --
2.05%                                             --            229,614            13,081           322,315           17,765
2.10%                                             --            570,386            91,901           211,141           17,306
2.15%                                             --            214,691               737            18,208           54,519
2.20%                                             --                 --                --                --               --
2.25%                                             --                 --                --                --               --
--------------------------------------------------------------------------------------------------------------------------------
Total                                        866,779         22,843,035         4,996,393        15,923,524          745,602
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    391

                                             FTVIPT            FTVIPT            FTVIPT          FTVIPT TEMP         FTVIPT
                                          FRANK SM CAP      FRANK SM MID      MUTUAL SHARES     DEV MKTS SEC,       TEMP FOR
SUBACCOUNT                                  VAL, CL 2       CAP GRO, CL 2       SEC, CL 2           CL 2            SEC, CL 2
                                        ----------------------------------------------------------------------------------------
1.00%                                         218,842           441,348         1,983,236               --            582,988
1.05%                                              --             2,631            65,875               --                 --
1.10%                                         928,112         2,931,793         8,896,205          185,688          3,583,546
1.15%                                              --           178,414           439,184               --             66,722
1.20%                                         260,459         1,494,965         2,690,043               --            671,264
1.25%                                              --                --         1,645,390(1)            --            182,596(3)
1.25%                                         526,218         2,467,087         2,965,921(2)       142,482          1,195,946(4)
1.30%                                         338,614            79,246         2,471,529               --            404,400
1.35%                                         725,507         3,547,452        10,167,072          210,016          3,621,505
1.40%                                              --                --                --               --                 --
1.40%                                         253,442           898,060         4,140,547               --            595,239
1.45%                                         493,401         2,167,543         2,594,577               --            551,547
1.50%                                         257,361           873,425         3,891,146               --            361,017
1.55%                                         297,548           108,389         2,039,364               --            321,142
1.60%                                          33,603            43,556         1,461,362               --            471,962
1.65%                                         185,755           493,002         2,267,619               --            292,355
1.70%                                         193,548           838,198         1,660,403               --            165,776
1.75%                                          21,741            56,096           894,959               --             52,457
1.80%                                          16,038             8,360            31,198               --                 --
1.85%                                          74,748                --           278,706               --            111,065
1.90%                                              --            39,428           305,237               --                 --
1.95%                                              --             6,734           189,881               --                 --
2.00%                                              --                --                --               --                 --
2.05%                                              --                --            18,520               --                 --
2.10%                                              --            21,264           129,325               --                 --
2.15%                                              --                --            19,892               --                 --
2.20%                                              --                --                --               --                 --
2.25%                                              --                --                --               --                 --
--------------------------------------------------------------------------------------------------------------------------------
Total                                       4,824,937        16,696,991        51,247,191          538,186         13,231,527
--------------------------------------------------------------------------------------------------------------------------------





 392    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                             FTVIPT            FTVIPT            GS VIT            GS VIT            GS VIT
                                           TEMP GLOBAL        TEMP GRO          STRATEGIC          MID CAP       STRATEGIC INTL
SUBACCOUNT                                 BOND, CL 2         SEC, CL 2         GRO, INST         VAL, INST         EQ, INST
                                        ----------------------------------------------------------------------------------------
1.00%                                            8,667               --               --              4,529               --
1.05%                                       14,146,857          160,369               --          7,647,174               --
1.10%                                               --               --               --                 --               --
1.15%                                        1,888,221          103,578               --          2,218,035               --
1.20%                                        8,919,495          575,353               --          2,120,913               --
1.25%                                               --               --               --                 --               --
1.25%                                        4,413,911           26,122               --          1,518,138               --
1.30%                                        1,401,773          425,630               --          1,592,044               --
1.35%                                        6,366,456           70,623               --          4,244,794               --
1.40%                                               --               --               --                 --               --
1.40%                                        4,487,887           52,156          118,495          1,840,254           39,687
1.45%                                        7,523,424          210,696               --          2,893,405               --
1.50%                                        4,986,670          249,571           87,199          2,008,497           12,119
1.55%                                        2,669,489           26,915               --          1,574,880               --
1.60%                                        1,801,357          133,969          484,857          1,228,084          247,586
1.65%                                        4,087,375          163,396               --          1,547,177               --
1.70%                                       34,264,429          255,895               --         10,007,907               --
1.75%                                       13,111,351          644,793               --          7,995,661               --
1.80%                                        1,020,466           31,912               --            585,731               --
1.85%                                        1,698,051            8,986               --            941,733               --
1.90%                                       21,773,944          113,870               --         13,524,480               --
1.95%                                        7,971,993          243,941               --          5,063,336               --
2.00%                                          259,466               --               --            155,323               --
2.05%                                        1,340,200           37,614               --            737,217               --
2.10%                                        3,313,448          135,449               --          1,898,824               --
2.15%                                        1,804,751           14,260               --          1,114,362               --
2.20%                                           18,484               --               --             17,027               --
2.25%                                               --               --               --                 --               --
--------------------------------------------------------------------------------------------------------------------------------
Total                                      149,278,165        3,685,098          690,551         72,479,525          299,392
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    393

                                             GS VIT          JANUS ASPEN       JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                                          STRUCTD U.S.          BAL,           ENTERPRISE,      GLOBAL TECH,         JANUS,
SUBACCOUNT                                  EQ, INST            INST              SERV              SERV              SERV
                                        ----------------------------------------------------------------------------------------
1.00%                                              --                --                --               --              16,794
1.05%                                          15,520                --                --               --          29,423,938
1.10%                                              --                --                --               --                  --
1.15%                                              --                --            39,330           32,167           1,443,368
1.20%                                         437,058                --                --               --          18,312,297
1.25%                                              --                --                --               --                  --
1.25%                                       1,294,729                --           121,596           77,427          12,337,985
1.30%                                              --                --                --               --             801,575
1.35%                                           2,138                --                --               --           9,538,663
1.40%                                              --                --                --               --                  --
1.40%                                         522,439         1,456,143           515,742          269,870          12,885,630
1.45%                                       1,023,116                --                --               --          17,145,293
1.50%                                         881,573                --           142,967           48,577           9,654,268
1.55%                                              --                --                --               --           4,025,791
1.60%                                         530,085                --         1,057,068          298,168           5,519,069
1.65%                                          52,327                --                --               --           7,916,823
1.70%                                         468,161                --                --               --          65,361,483
1.75%                                              --                --                --               --          29,012,771
1.80%                                              --                --                --               --           1,387,788
1.85%                                              --                --                --               --           2,588,730
1.90%                                          27,065                --                --               --          38,185,007
1.95%                                              --                --                --               --          16,608,512
2.00%                                              --                --                --               --             313,864
2.05%                                              --                --                --               --           2,001,403
2.10%                                              --                --                --               --           5,729,797
2.15%                                          27,659                --                --               --           3,042,392
2.20%                                              --                --                --               --              32,837
2.25%                                              --                --                --               --                  --
--------------------------------------------------------------------------------------------------------------------------------
Total                                       5,281,870         1,456,143         1,876,703          726,209         293,286,078
--------------------------------------------------------------------------------------------------------------------------------





 394    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                           JANUS ASPEN       JANUS ASPEN         JPM INS           LAZARD            LAZARD
                                            OVERSEAS,          WORLD,          TRUST U.S.        RETIRE INTL       RETIRE U.S.
SUBACCOUNT                                    SERV              INST            EQ, CL 1          EQ, SERV       STRATEGIC, SERV
                                        ----------------------------------------------------------------------------------------
1.00%                                              --               --                --                --                --
1.05%                                              --               --                --                --                --
1.10%                                              --               --                --                --                --
1.15%                                              --               --                --                --                --
1.20%                                              --               --                --                --                --
1.25%                                              --               --                --                --                --
1.25%                                              --               --                --                --                --
1.30%                                              --               --                --                --                --
1.35%                                              --               --                --                --                --
1.40%                                              --               --                --                --                --
1.40%                                         397,460          841,361           203,589            42,063            14,109
1.45%                                              --               --                --                --                --
1.50%                                         192,902               --           168,454            74,731            51,470
1.55%                                              --               --                --                --                --
1.60%                                       2,102,182               --            86,992            54,173           126,267
1.65%                                              --               --                --                --                --
1.70%                                              --               --                --                --                --
1.75%                                              --               --                --                --                --
1.80%                                              --               --                --                --                --
1.85%                                              --               --                --                --                --
1.90%                                              --               --                --                --                --
1.95%                                              --               --                --                --                --
2.00%                                              --               --                --                --                --
2.05%                                              --               --                --                --                --
2.10%                                              --               --                --                --                --
2.15%                                              --               --                --                --                --
2.20%                                              --               --                --                --                --
2.25%                                              --               --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                       2,692,544          841,361           459,035           170,967           191,846
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    395

                                              LM CB          LVIP BARON            MFS               MFS               MFS
                                           VAR SM CAP         GRO OPP,       INV GRO STOCK,      INV TRUST,        INV TRUST,
SUBACCOUNT                                  GRO, CL I          SERV CL           SERV CL           INIT CL           SERV CL
                                        ----------------------------------------------------------------------------------------
1.00%                                             --                --            327,095                --               --
1.05%                                         19,942                --                 --                --               --
1.10%                                             --                --          1,290,232                --               --
1.15%                                             --                --             14,886                --           88,007
1.20%                                          1,474                --            107,084           331,318               --
1.25%                                             --                --                 --                --               --
1.25%                                             --                --            299,841           857,344          276,206
1.30%                                             --                --             33,382                --               --
1.35%                                             --                --          1,259,839                --               --
1.40%                                             --                --                 --                --               --
1.40%                                         14,560           203,896             66,749           194,769          111,876
1.45%                                             --                --             25,390           779,487               --
1.50%                                         20,054           305,910             32,456           693,638               --
1.55%                                             --                --             70,927                --               --
1.60%                                         24,637           255,804                 --                --            9,541
1.65%                                         22,494                --             33,282             7,212               --
1.70%                                         44,817                --             11,317           363,044           13,892
1.75%                                         40,118                --             18,811                --               --
1.80%                                             --                --              6,542                --               --
1.85%                                             --                --              2,376                --               --
1.90%                                             --                --             14,492                --               --
1.95%                                             --                --                 --                --               --
2.00%                                             --                --                 --                --               --
2.05%                                             --                --             13,012                --               --
2.10%                                             --                --             10,975                --               --
2.15%                                             --                --                 --                --               --
2.20%                                             --                --                 --                --               --
2.25%                                             --                --                 --                --               --
--------------------------------------------------------------------------------------------------------------------------------
Total                                        188,096           765,610          3,638,688         3,226,812          499,522
--------------------------------------------------------------------------------------------------------------------------------




 396    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                               MFS               MFS               MFS               MFS               MFS
                                            NEW DIS,          NEW DIS,          RESEARCH,       TOTAL RETURN,     TOTAL RETURN,
SUBACCOUNT                                   INIT CL           SERV CL           INIT CL           INIT CL           SERV CL
                                        ----------------------------------------------------------------------------------------
1.00%                                              --           196,968                --               --          1,849,489
1.05%                                              --             4,816                --               --             31,948
1.10%                                              --         1,176,573                --               --          8,550,788
1.15%                                          13,393            29,690                --           32,930            248,585
1.20%                                              --           132,910                --               --          1,574,896
1.25%                                              --                --                --               --                 --
1.25%                                             998           470,028                --          100,451          3,000,645
1.30%                                              --            47,466                --               --          1,696,037
1.35%                                              --           871,128                --               --         11,063,735
1.40%                                              --                --                --               --                 --
1.40%                                         511,736            75,326           445,468               --          1,365,383
1.45%                                              --            88,431                --               --          1,491,625
1.50%                                          70,831            38,523            99,015               --            806,060
1.55%                                              --            71,852                --               --          1,781,474
1.60%                                         570,881             9,501         1,206,875               --            316,831
1.65%                                              --            94,851                --               --          1,486,592
1.70%                                              --            96,277                --               --            632,387
1.75%                                              --            72,123                --               --            440,604
1.80%                                              --                --                --               --             46,437
1.85%                                              --            18,306                --               --            370,368
1.90%                                              --                --                --               --             68,549
1.95%                                              --                --                --               --            113,872
2.00%                                              --                --                --               --                 --
2.05%                                              --            28,489                --               --             20,563
2.10%                                              --                --                --               --             30,715
2.15%                                              --                --                --               --              8,489
2.20%                                              --                --                --               --                 --
2.25%                                              --                --                --               --                 --
--------------------------------------------------------------------------------------------------------------------------------
Total                                       1,167,839         3,523,258         1,751,358          133,381         36,996,072
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    397

                                               MFS               MFS              NACM              OPCAP             OPPEN
                                           UTILITIES,        UTILITIES,          SM CAP,          MANAGED,          CAP APPR
SUBACCOUNT                                   INIT CL           SERV CL            CL I              CL I               VA
                                        ----------------------------------------------------------------------------------------
1.00%                                              --            33,446               --                --                --
1.05%                                              --            15,133               --                --                --
1.10%                                              --           350,054               --                --                --
1.15%                                          27,537            66,505               --                --                --
1.20%                                         450,829           118,003               --                --                --
1.25%                                              --                --               --                --                --
1.25%                                         673,851           251,326               --                --                --
1.30%                                              --            79,518               --                --                --
1.35%                                              --           164,886               --                --                --
1.40%                                              --                --               --                --                --
1.40%                                         879,139            99,924          495,336           754,025           877,847
1.45%                                       1,001,255            56,175               --                --                --
1.50%                                         895,792            72,932               --                --                --
1.55%                                              --            67,119               --                --                --
1.60%                                         728,432            50,711               --                --                --
1.65%                                          89,884           111,481               --                --                --
1.70%                                         216,684            56,201               --                --                --
1.75%                                              --           105,920               --                --                --
1.80%                                              --             2,892               --                --                --
1.85%                                              --            12,622               --                --                --
1.90%                                              --            57,810               --                --                --
1.95%                                              --            35,837               --                --                --
2.00%                                              --                --               --                --                --
2.05%                                              --            47,645               --                --                --
2.10%                                              --           106,619               --                --                --
2.15%                                              --            56,653               --                --                --
2.20%                                              --                --               --                --                --
2.25%                                              --                --               --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                       4,963,403         2,019,412          495,336           754,025           877,847
--------------------------------------------------------------------------------------------------------------------------------





 398    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              OPPEN             OPPEN             OPPEN             OPPEN             OPPEN
                                            CAP APPR         GLOBAL SEC        GLOBAL SEC          HI INC            HI INC
SUBACCOUNT                                  VA, SERV             VA             VA, SERV             VA             VA, SERV
                                        ----------------------------------------------------------------------------------------
1.00%                                         273,715              --             209,790               --            539,131
1.05%                                          48,808              --              36,402               --                 --
1.10%                                       1,769,959              --           1,027,034               --          1,023,896
1.15%                                       2,046,862              --              46,825               --                 --
1.20%                                         278,979              --             496,547               --            394,272
1.25%                                              --              --                  --               --                 --
1.25%                                         359,866              --           1,263,454               --            345,440
1.30%                                       1,567,194              --             172,235               --            208,616
1.35%                                       4,058,756              --             891,780               --          1,261,137
1.40%                                              --              --                  --               --                 --
1.40%                                          92,982          43,063             428,533          618,326            671,507
1.45%                                       2,318,399              --             964,431               --            168,386
1.50%                                       1,815,543              --             736,262               --             46,714
1.55%                                       1,105,603              --             159,292               --            317,475
1.60%                                         157,873              --             136,433               --             72,645
1.65%                                       1,473,129              --             561,798               --            222,639
1.70%                                       6,442,183              --             581,961               --                 --
1.75%                                       3,777,263              --              63,121               --             64,376
1.80%                                         178,060              --              73,797               --                 --
1.85%                                         265,584              --              38,300               --             26,096
1.90%                                       7,177,739              --             149,254               --                 --
1.95%                                       3,252,388              --               3,947               --                 --
2.00%                                          70,477              --               3,194               --                 --
2.05%                                         327,130              --              20,486               --                 --
2.10%                                       1,061,429              --              23,630               --                 --
2.15%                                       1,001,681              --                  --               --                 --
2.20%                                          11,496              --                  --               --                 --
2.25%                                              --              --                  --               --                 --
--------------------------------------------------------------------------------------------------------------------------------
Total                                      40,933,098          43,063           8,088,506          618,326          5,362,330
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    399

                                              OPPEN             OPPEN             OPPEN             OPPEN             PIMCO
                                             MAIN ST       MAIN ST SM CAP   GLOBAL STRATEGIC  GLOBAL STRATEGIC   VIT ALL ASSET,
SUBACCOUNT                                     VA             VA, SERV           INC VA         INC VA, SERV       ADVISOR CL
                                        ----------------------------------------------------------------------------------------
1.00%                                             --            205,053              --            1,220,962            12,010
1.05%                                             --             24,641              --           27,967,206        15,157,282
1.10%                                             --            945,565              --            3,127,756                --
1.15%                                             --             25,471              --            3,300,362           576,977
1.20%                                             --            451,341              --           13,875,911         9,462,167
1.25%                                             --                 --              --                   --                --
1.25%                                             --            298,191              --            8,179,756         4,676,206
1.30%                                             --            221,686              --            3,067,292           491,500
1.35%                                             --            862,224              --           12,134,883         5,029,478
1.40%                                             --                 --              --                   --                --
1.40%                                        143,682            191,350          47,261            9,304,151         4,498,230
1.45%                                             --            388,781              --           14,510,376         8,749,226
1.50%                                             --            113,301              --            7,979,160         3,479,563
1.55%                                             --            196,638              --            6,037,666         2,141,253
1.60%                                             --             90,726              --            3,646,789         1,413,965
1.65%                                             --             79,450              --            8,791,173         4,314,406
1.70%                                             --            206,493              --           57,950,837        33,919,363
1.75%                                             --            385,575              --           27,805,496        14,811,411
1.80%                                             --                 --              --            1,984,039           834,328
1.85%                                             --             32,397              --            3,443,994         1,393,739
1.90%                                             --             24,564              --           41,343,227        20,191,698
1.95%                                             --             26,674              --           17,599,419         8,743,082
2.00%                                             --                164              --              573,260           191,926
2.05%                                             --                 --              --            2,483,098         1,099,406
2.10%                                             --                 --              --            6,484,951         2,958,171
2.15%                                             --                 --              --            3,869,436         1,661,434
2.20%                                             --                 --              --               34,152            24,598
2.25%                                             --                 --              --                   --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                        143,682          4,770,285          47,261          286,715,352       145,831,419
--------------------------------------------------------------------------------------------------------------------------------





 400    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                                   PUT VT
                                             PUT VT            PUT VT            PUT VT          GLOBAL HLTH         PUT VT
                                            DIV INC,          DIV INC,         GLOBAL EQ,           CARE,          GRO & INC,
SUBACCOUNT                                    CL IA             CL IB             CL IA             CL IB             CL IA
                                        ----------------------------------------------------------------------------------------
1.00%                                             --                --                --              8,393                --
1.05%                                             --                --                --                 --                --
1.10%                                             --                --                --            172,725                --
1.15%                                             --                --                --                 --                --
1.20%                                             --                --                --             61,116                --
1.25%                                             --                --                --                 --                --
1.25%                                             --                --                --            153,749                --
1.30%                                             --                --                --             67,665                --
1.35%                                             --                --                --             48,466                --
1.40%                                             --                --                --                 --                --
1.40%                                        688,207           497,697           383,785            119,525         1,361,372
1.45%                                             --                --                --            188,190                --
1.50%                                             --                --                --            185,777                --
1.55%                                             --                --                --             36,914                --
1.60%                                             --                --                --             49,672                --
1.65%                                             --                --                --             76,618                --
1.70%                                             --                --                --             96,568                --
1.75%                                             --                --                --             29,596                --
1.80%                                             --                --                --              5,455                --
1.85%                                             --                --                --             78,402                --
1.90%                                             --                --                --             56,092                --
1.95%                                             --                --                --              2,134                --
2.00%                                             --                --                --              1,624                --
2.05%                                             --                --                --              3,640                --
2.10%                                             --                --                --                 --                --
2.15%                                             --                --                --              4,267                --
2.20%                                             --                --                --                 --                --
2.25%                                             --                --                --                 --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                        688,207           497,697           383,785          1,446,588         1,361,372
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    401

                                             PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                           GRO & INC,         HI YIELD,         HI YIELD,           INC,            INTL EQ,
SUBACCOUNT                                    CL IB             CL IA             CL IB             CL IB             CL IB
                                        ----------------------------------------------------------------------------------------
1.00%                                         211,973               --                --               --             300,317
1.05%                                              --               --                --               --                  --
1.10%                                       1,228,474               --                --               --           1,574,930
1.15%                                         166,358               --                --           20,436              59,187
1.20%                                          30,778               --                --               --           1,959,193
1.25%                                              --               --                --               --                  --
1.25%                                         600,405               --                --           14,023           2,779,157
1.30%                                          65,969               --                --               --             262,122
1.35%                                         893,558               --                --               --           1,638,093
1.40%                                              --               --                --               --                  --
1.40%                                       1,414,319          304,733           254,529               --           1,362,542
1.45%                                          18,891               --                --               --           2,965,160
1.50%                                          57,542               --                --           15,353           1,115,003
1.55%                                          84,420               --                --               --             351,704
1.60%                                              --               --                --               --              22,573
1.65%                                          31,858               --                --               --             744,300
1.70%                                           8,036               --                --            2,237             954,791
1.75%                                              --               --                --               --              59,966
1.80%                                              --               --                --               --              11,987
1.85%                                           1,639               --                --               --              32,907
1.90%                                              --               --                --               --               9,594
1.95%                                              --               --                --               --                  --
2.00%                                              --               --                --               --                  --
2.05%                                              --               --                --               --                  --
2.10%                                              --               --                --               --              45,016
2.15%                                              --               --                --               --                  --
2.20%                                              --               --                --               --                  --
2.25%                                              --               --                --               --                  --
--------------------------------------------------------------------------------------------------------------------------------
Total                                       4,814,220          304,733           254,529           52,049          16,248,542
--------------------------------------------------------------------------------------------------------------------------------





 402    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                             PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                            INTL VAL,         INTL GRO,         NEW OPP,          RESEARCH,        SM CAP VAL,
SUBACCOUNT                                    CL IB             CL IB             CL IA             CL IB             CL IB
                                        ----------------------------------------------------------------------------------------
1.00%                                            --              15,919               --             3,241                --
1.05%                                            --                  --               --                --               267
1.10%                                            --             352,144               --            97,259                --
1.15%                                            --                  --               --                --            12,019
1.20%                                            --                  --               --            19,385            45,336
1.25%                                            --                  --               --                --                --
1.25%                                            --             108,691               --                --                --
1.30%                                            --                  --               --                --            21,444
1.35%                                            --             616,896               --            39,533            41,624
1.40%                                            --                  --               --                --                --
1.40%                                         4,115             162,998          939,508             3,036            13,891
1.45%                                            --                  --               --                --            17,394
1.50%                                            --                  --               --             6,131            59,828
1.55%                                            --                  --               --             1,926            15,507
1.60%                                            --                  --               --                --            49,370
1.65%                                            --                  --               --                --            40,112
1.70%                                            --                  --               --                --           325,178
1.75%                                            --                  --               --                --            39,725
1.80%                                            --                  --               --                --             8,473
1.85%                                            --                  --               --                --             9,585
1.90%                                            --                  --               --                --           146,731
1.95%                                            --                  --               --                --            53,744
2.00%                                            --                  --               --                --             1,944
2.05%                                            --                  --               --                --             4,433
2.10%                                            --                  --               --                --            19,058
2.15%                                            --                  --               --                --             3,598
2.20%                                            --                  --               --                --                --
2.25%                                            --                  --               --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                         4,115           1,256,648          939,508           170,511           929,261
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    403

                                             PUT VT            PUT VT            PUT VT             ROYCE             ROYCE
                                             VISTA,           VOYAGER,          VOYAGER,         MICRO-CAP,          SM-CAP,
SUBACCOUNT                                    CL IB             CL IA             CL IB           INVEST CL         INVEST CL
                                        ----------------------------------------------------------------------------------------
1.00%                                          44,935               --                --                --                --
1.05%                                              --               --                --                --                --
1.10%                                         718,071               --                --                --                --
1.15%                                         111,503               --                --                --                --
1.20%                                       1,286,009               --                --                --                --
1.25%                                         227,164(5)            --                --                --                --
1.25%                                       1,039,619(6)            --                --                --                --
1.30%                                           4,933               --                --                --                --
1.35%                                         916,208               --                --                --                --
1.40%                                              --               --                --                --                --
1.40%                                         467,241          200,932           830,639           150,761           213,914
1.45%                                       1,950,426               --                --                --                --
1.50%                                       1,442,476               --                --           166,700           129,510
1.55%                                           5,459               --                --                --                --
1.60%                                          16,674               --                --           450,723           239,710
1.65%                                         100,852               --                --                --                --
1.70%                                         454,271               --                --                --                --
1.75%                                              --               --                --                --                --
1.80%                                              --               --                --                --                --
1.85%                                           1,542               --                --                --                --
1.90%                                           8,309               --                --                --                --
1.95%                                              --               --                --                --                --
2.00%                                              --               --                --                --                --
2.05%                                              --               --                --                --                --
2.10%                                              --               --                --                --                --
2.15%                                              --               --                --                --                --
2.20%                                              --               --                --                --                --
2.25%                                              --               --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                       8,795,692          200,932           830,639           768,184           583,134
--------------------------------------------------------------------------------------------------------------------------------





 404    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                            VP DAVIS            VP GS           VP PTNRS           RVS VP            RVS VP
                                           NY VENTURE,      MID CAP VAL,       SM CAP VAL,          BAL,              CASH
SUBACCOUNT                                    CL 3              CL 3              CL 3              CL 3           MGMT, CL 3
                                        ----------------------------------------------------------------------------------------
1.00%                                           19,569             --              61,760           235,139            491,725
1.05%                                       36,769,792          2,223             733,333                --          6,728,626
1.10%                                               --             --             420,908           415,713          3,442,012
1.15%                                        1,254,242            664           2,349,619            84,368            826,771
1.20%                                       22,845,047          5,649             394,210                --          4,705,717
1.25%                                               --             --                  --                --                 --
1.25%                                       11,282,768             --             541,415           114,458          3,153,196
1.30%                                          951,251             --           1,219,080                --          2,325,341
1.35%                                       11,692,609             --           3,369,435           470,534          6,193,979
1.40%                                               --             --                  --                --                 --
1.40%                                       10,555,118             --           1,799,877         1,035,702          4,416,754
1.45%                                       21,293,477             --           1,946,072                --          5,787,565
1.50%                                        7,704,682             --           2,337,339           635,003          4,792,351
1.55%                                        4,994,228         11,406             945,659                --          4,950,285
1.60%                                        3,146,533             --           1,307,770         1,004,498          2,289,197
1.65%                                        9,716,360             --           1,991,586                --          3,351,275
1.70%                                       81,299,640          7,046           9,669,873             8,918         19,620,799
1.75%                                       35,984,638             --           3,447,207                --          8,933,637
1.80%                                        1,694,959             --             655,554                --          1,527,710
1.85%                                        3,099,401             --             509,740                --          1,257,543
1.90%                                       47,053,914             --           9,696,907                --         11,536,202
1.95%                                       20,520,586             --           2,957,404                --          4,616,573
2.00%                                          390,774             --             166,630                --            134,890
2.05%                                        2,450,628             --             550,791                --          1,049,584
2.10%                                        7,095,544          5,181           1,307,054                --          2,602,160
2.15%                                        3,679,358             --             849,824                --          2,520,747
2.20%                                           38,153             --              10,974                --             73,379
2.25%                                               --             --                  --                --                 --
--------------------------------------------------------------------------------------------------------------------------------
Total                                      345,533,271         32,169          49,240,021         4,004,333        107,328,018
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    405

                                             RVS VP            RVS VP            RVS VP            RVS VP            RVS VP
                                            DIV BOND,          DIV EQ            DYN EQ,      GLOBAL INFLATION      HI YIELD
SUBACCOUNT                                    CL 3            INC, CL 3           CL 3         PROT SEC, CL 3      BOND, CL 3
                                        ----------------------------------------------------------------------------------------
1.00%                                          712,773           356,030          307,245             16,615               --
1.05%                                       36,842,332        38,327,200           27,543         27,402,107          477,450
1.10%                                        2,714,142         1,299,932        2,034,579                 --               --
1.15%                                        1,984,073         4,693,398        2,486,303          1,467,557          544,816
1.20%                                       22,807,550        14,161,706        1,471,739         16,906,831          429,593
1.25%                                               --                --               --                 --               --
1.25%                                        9,459,576         8,589,568        3,082,421          8,854,559          582,019
1.30%                                        2,463,322         2,956,328        2,446,020          1,151,999          343,545
1.35%                                       15,484,307        13,465,539        5,681,982         10,703,942          730,418
1.40%                                               --           303,469(7)            --                 --               --
1.40%                                        9,757,155         9,136,697(8)     3,447,124          8,474,922        1,626,854
1.45%                                       22,157,322        15,601,258        4,016,803         15,151,772          754,940
1.50%                                       11,383,411         8,261,166        7,534,357          8,016,759        1,022,737
1.55%                                        6,388,365         3,870,971        2,051,726          4,717,586          415,510
1.60%                                        3,775,779         3,850,218        3,726,153          2,498,640        2,043,737
1.65%                                       10,095,855         8,325,119        3,716,260          7,029,802        1,039,075
1.70%                                       84,970,806        63,434,696       12,306,437         67,427,686        4,590,777
1.75%                                       36,125,942        28,346,931        3,242,452         25,427,258        1,071,412
1.80%                                        2,033,959         1,820,609          708,699          1,484,065          529,572
1.85%                                        3,965,820         2,164,966        1,020,186          2,764,565          586,004
1.90%                                       52,731,532        47,599,905        9,323,084         39,552,412        3,043,474
1.95%                                       21,271,523        19,162,130        2,865,859         15,118,735          705,272
2.00%                                          486,398           432,758          279,341            345,566          172,218
2.05%                                        3,293,238         2,652,195          414,680          2,395,657          217,516
2.10%                                        7,804,858         6,746,140        1,650,989          5,689,108          579,431
2.15%                                        4,822,058         3,950,622          947,905          3,088,726          343,727
2.20%                                           59,412            50,752               --             28,601            1,436
2.25%                                               --                --               --                 --               --
--------------------------------------------------------------------------------------------------------------------------------
Total                                      373,591,508       309,560,303       74,789,887        275,715,470       21,851,533
--------------------------------------------------------------------------------------------------------------------------------





 406    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                             RVS VP            RVS VP            RVS VP            RVS VP            RVS VP
                                            INC OPP,           MID CAP           MID CAP          S&P 500,            SHORT
SUBACCOUNT                                    CL 3            GRO, CL 3         VAL, CL 3           CL 3         DURATION, CL 3
                                        ----------------------------------------------------------------------------------------
1.00%                                           15,280              526                --           520,737           373,319
1.05%                                       20,105,084               --             6,941           194,982         4,815,002
1.10%                                               --           26,787                --         2,623,685         2,625,308
1.15%                                          790,053          162,198                --           202,070           839,349
1.20%                                       12,397,665           65,029                --           518,718         3,602,100
1.25%                                               --               --                --         2,438,536(5)      2,142,514(9)
1.25%                                        6,253,890            2,914                --           173,266(6)        796,608(10)
1.30%                                          625,943          105,528                --         1,142,624         1,768,136
1.35%                                        6,246,926          237,409             4,190         3,530,677         4,529,429
1.40%                                               --               --                --                --           385,909(7)
1.40%                                        5,970,837        1,183,640                --           106,431         2,339,050(8)
1.45%                                        9,864,143           40,967                --           326,890         3,617,549
1.50%                                        4,433,606          180,245             2,777           633,827         3,153,513
1.55%                                        2,633,345          139,962                --           420,498         1,906,156
1.60%                                        1,729,304          223,595                --            57,443         1,126,409
1.65%                                        4,591,204           70,678             5,793           293,469         2,247,321
1.70%                                       41,498,052          406,236           135,973           404,519        13,726,718
1.75%                                       16,721,215           70,556           123,865           866,821         6,198,591
1.80%                                          875,074          108,178           793,138            24,639           579,900
1.85%                                        1,645,572           98,207                --            17,020         1,117,825
1.90%                                       23,958,397          701,898             3,434           155,198        10,349,958
1.95%                                       10,027,173               --                --            14,103         3,255,138
2.00%                                          205,891           35,573                --             3,238           101,864
2.05%                                        1,448,497           33,731                --            13,018           847,592
2.10%                                        3,632,994           95,466             8,097                --         1,632,370
2.15%                                        1,882,268              406                --                --           991,219
2.20%                                           13,621               --                --                --            13,814
2.25%                                               --               --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                      177,566,034        3,989,729         1,084,208        14,682,409        75,082,661
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    407

                                               SEL             SEL VP            SEL VP            THDL VP           THDL VP
                                             VP GRO,           LG CAP            SM CAP          EMER MKTS,         INTL OPP,
SUBACCOUNT                                    CL 3            VAL, CL 3         VAL, CL 3           CL 3              CL 3
                                        ----------------------------------------------------------------------------------------
1.00%                                           6,802              --               9,191             5,029               --
1.05%                                          24,402              --                  --         6,961,345               --
1.10%                                          28,787              --             135,350                --               --
1.15%                                         262,927           4,455              15,719           890,648               --
1.20%                                           7,899              --              44,777         4,391,295               --
1.25%                                              --              --                  --                --               --
1.25%                                          13,547              --             219,887         1,085,976            5,359
1.30%                                         150,560              --                  --           777,444               --
1.35%                                         430,443          13,812             118,326         2,446,493            3,439
1.40%                                              --              --              54,704(7)             --               --
1.40%                                         307,872              --             167,682(8)      1,631,564          569,713
1.45%                                           3,591           9,067             365,929         2,782,398               --
1.50%                                         825,276          14,275             367,941         2,136,339               --
1.55%                                         104,407          14,529                  --           959,439              585
1.60%                                         199,618              --             230,989           873,845            6,160
1.65%                                          17,286              --              30,108         1,688,373              383
1.70%                                         808,690           2,427              47,508        12,169,797           13,110
1.75%                                          86,630           6,374                  --         4,951,609            7,459
1.80%                                           9,294              --                  --           431,737               --
1.85%                                           4,465              --                  --           592,251               --
1.90%                                         910,390              --                  --         8,000,974            1,624
1.95%                                           1,791          11,937                  --         3,167,422           16,493
2.00%                                           4,565              --                  --            91,622               --
2.05%                                          84,307           7,758                  --           488,036               --
2.10%                                         117,888              --                  --         1,345,136               --
2.15%                                              --              --                  --           650,242               --
2.20%                                             609              --                  --             7,996               --
2.25%                                              --              --                  --                --               --
--------------------------------------------------------------------------------------------------------------------------------
Total                                       4,412,046          84,634           1,808,111        58,527,010          624,325
--------------------------------------------------------------------------------------------------------------------------------





 408    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              THIRD           VANK LIT          VANK LIT          VANK UIF          VANK UIF
                                               AVE            COMSTOCK,        GRO & INC,          GLOBAL         MID CAP GRO,
SUBACCOUNT                                     VAL              CL II             CL II        REAL EST, CL II        CL II
                                        ----------------------------------------------------------------------------------------
1.00%                                             --             119,935          263,449             2,521               --
1.05%                                             --          11,688,852               --         6,317,146           30,272
1.10%                                             --             954,362          613,314                --               --
1.15%                                             --           7,753,816               --           252,793               --
1.20%                                             --           5,950,546          243,449         3,968,418           22,581
1.25%                                             --                  --               --                --               --
1.25%                                             --           2,645,031           79,555         1,947,925               --
1.30%                                             --           4,572,097           75,632           160,889               --
1.35%                                             --          10,570,337          371,504         2,024,177           29,901
1.40%                                             --                  --               --                --               --
1.40%                                        128,648           5,001,202          170,093         1,823,653               --
1.45%                                             --           9,591,424          124,057         3,671,198            5,051
1.50%                                        113,685           7,577,665           48,669         1,256,235           15,822
1.55%                                             --           3,548,494          117,259           856,091               --
1.60%                                        445,269           3,442,201            6,594           496,927           16,386
1.65%                                             --           6,138,098          152,614         1,682,702               --
1.70%                                             --          35,637,431           88,315        14,104,324           10,300
1.75%                                             --          17,057,169           23,981         6,398,026               --
1.80%                                             --           1,650,030               --           246,613           20,934
1.85%                                             --           1,789,871           45,304           554,958               --
1.90%                                             --          34,500,716               --         8,045,584               --
1.95%                                             --          13,386,935               --         3,619,611            1,117
2.00%                                             --             439,767               --            64,007               --
2.05%                                             --           1,947,436               --           395,396               --
2.10%                                             --           4,887,403               --         1,250,494               --
2.15%                                             --           3,160,441               --           665,735               --
2.20%                                             --              41,875               --             6,460               --
2.25%                                             --                  --               --                --               --
--------------------------------------------------------------------------------------------------------------------------------
Total                                        687,602         194,053,134        2,423,789        59,811,883          152,364
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    409

                                            VANK UIF          VANK UIF                                               WF ADV
                                         U.S. REAL EST,    U.S. REAL EST,        WANGER            WANGER           VT INDEX
SUBACCOUNT                                    CL I              CL II             INTL               USA           ASSET ALLOC
                                        ----------------------------------------------------------------------------------------
1.00%                                          3,961                 --             5,064             4,501                --
1.05%                                             --             75,281         8,977,719         7,395,841                --
1.10%                                        119,221                 --                --                --                --
1.15%                                             --            193,179         1,103,445         1,726,171             3,067
1.20%                                         41,553            102,941         5,712,498         4,705,711         1,076,137
1.25%                                             --                 --                --                --                --
1.25%                                            454             11,610         2,698,813         2,343,684         2,506,229
1.30%                                         71,067            143,220           811,193         1,173,730                --
1.35%                                         96,191            262,346         2,693,502         3,565,258             1,333
1.40%                                             --                 --                --                --                --
1.40%                                         65,559                 --         1,491,400         2,049,990           988,903
1.45%                                        125,835             85,748         4,061,997         4,278,749         3,114,021
1.50%                                         56,748            238,993         2,662,782         2,016,313         2,302,418
1.55%                                         26,545            110,124           972,432         1,369,176                --
1.60%                                         21,106                 --         1,424,153         1,959,253            48,585
1.65%                                         14,470             58,823         2,149,022         2,777,649           135,745
1.70%                                         41,219            498,136        14,140,853        17,593,330           940,501
1.75%                                         10,627            248,016         7,250,040         7,668,840                --
1.80%                                             --             42,427           301,517           740,822                --
1.85%                                          6,026             17,333           540,712           870,356            12,614
1.90%                                             --            604,440         8,674,511        12,068,045                --
1.95%                                             --            170,877         4,754,761         4,847,622                --
2.00%                                             --              4,765            79,076           154,042                --
2.05%                                             --             38,077           398,301           640,536                --
2.10%                                             --            104,881         1,418,489         1,784,885            12,487
2.15%                                             --             60,220         1,029,081         1,044,510                --
2.20%                                             --                211            12,807            13,604                --
2.25%                                             --                 --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                        700,582          3,071,648        73,364,168        82,792,618        11,142,040
--------------------------------------------------------------------------------------------------------------------------------





 410    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                             WF ADV            WF ADV            WF ADV            WF ADV            WF ADV
                                             VT C&B             VT EQ            VT INTL          VT LG CO          VT LG CO
SUBACCOUNT                                 LG CAP VAL            INC              CORE              CORE               GRO
                                        ----------------------------------------------------------------------------------------
1.00%                                              --                --                --                --                --
1.05%                                              --         1,002,744                --                --         1,108,123
1.10%                                              --                --                --                --                --
1.15%                                           2,549           227,944                --             2,705           802,230
1.20%                                         213,418         1,060,388           166,291           121,738         3,524,125
1.25%                                              --                --                --                --                --
1.25%                                         732,041         2,262,682           341,690           367,830         5,592,974
1.30%                                           1,131           131,168                --                --           375,524
1.35%                                          22,018           640,444                --                --         1,077,681
1.40%                                              --                --                --                --                --
1.40%                                          80,484         1,565,832           166,200           230,534         6,516,633
1.45%                                         291,037         1,220,247           467,274           230,078         5,233,438
1.50%                                         458,938         1,511,767           273,264           734,815         4,902,970
1.55%                                           1,706           469,607            17,245            17,449           612,095
1.60%                                          16,995         1,256,473            13,751                --         2,467,064
1.65%                                          86,841           391,010            32,562            94,951         3,069,823
1.70%                                         290,375         4,297,484           222,626            42,658        14,137,516
1.75%                                              --           248,831                --                --           362,911
1.80%                                          18,898           462,289                --             9,278           853,898
1.85%                                              --           548,422            17,653            10,844           992,824
1.90%                                          62,887         3,042,430             1,654             5,982         6,033,492
1.95%                                              --                --                --                --                --
2.00%                                             554            97,838                --                --           151,967
2.05%                                             711           174,912                --                --           524,695
2.10%                                          14,140           284,155                --                --           557,035
2.15%                                              --               684                --                --               462
2.20%                                              --                --                --                --                --
2.25%                                              --                --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                       2,294,723        20,897,351         1,720,210         1,868,862        58,897,480
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    411

                                                               WF ADV            WF ADV            WF ADV
                                                              VT MONEY          VT SM CAP         VT TOTAL
SUBACCOUNT                                                       MKT               GRO           RETURN BOND
                                                          ----------------------------------------------------
1.00%                                                                --                --                --
1.05%                                                            68,137                --         2,595,412
1.10%                                                                --                --                --
1.15%                                                             7,812                --           494,680
1.20%                                                           459,158         1,043,783         1,689,368
1.25%                                                                --                --                --
1.25%                                                         1,586,238         1,359,981         2,439,867
1.30%                                                            25,483                --           340,777
1.35%                                                            72,730                --         2,041,813
1.40%                                                                --                --                --
1.40%                                                           828,501           586,403         2,405,679
1.45%                                                         1,248,146         1,496,021           711,341
1.50%                                                           993,357         1,494,331         2,049,121
1.55%                                                           244,932             4,500         1,604,327
1.60%                                                           101,042                --         1,541,701
1.65%                                                           177,981           268,140           924,578
1.70%                                                         1,434,475           611,082        11,055,241
1.75%                                                             5,325                --           242,793
1.80%                                                            24,760             3,561           659,959
1.85%                                                           245,646                --         1,059,895
1.90%                                                           610,614             2,370         8,408,467
1.95%                                                                --                --                --
2.00%                                                             3,835                --           300,084
2.05%                                                            33,428                --           439,949
2.10%                                                           213,473                --           976,013
2.15%                                                                --                --             2,454
2.20%                                                                --                --                --
2.25%                                                                --                --                --
--------------------------------------------------------------------------------------------------------------
Total                                                         8,385,073         6,870,172        41,983,519
--------------------------------------------------------------------------------------------------------------





 412    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

The following is a summary of net assets at Dec. 31, 2009:

                                           INVESCO VI          INVESCO           INVESCO           INVESCO           INVESCO
                                           BASIC VAL,       VI CAP APPR,      VI CAP APPR,       VI CAP DEV,       VI CAP DEV,
SUBACCOUNT                                   SER II             SER I            SER II             SER I            SER II
                                        ----------------------------------------------------------------------------------------
1.00%                                      $   669,846       $   44,034        $     6,276        $     --         $   82,529
1.05%                                               56               --            954,557              --              2,717
1.10%                                        2,735,349          631,397             73,512              --            504,674
1.15%                                          738,019          102,112             61,168              --                 83
1.20%                                          793,631          313,110            487,047              --             37,289
1.25%                                               --               --                 --              --                 --
1.25%                                          559,538        1,140,609            594,689              --             83,372
1.30%                                        1,192,833               --             50,190              --             91,584
1.35%                                        3,897,211          899,233            718,435              --            359,179
1.40%                                               --               --                 --              --                 --
1.40%                                          447,880          807,746            512,431         159,537             94,814
1.45%                                        1,458,452          634,989             56,298              --            124,292
1.50%                                        1,462,345          847,621            642,185          36,803              5,241
1.55%                                          985,409               --            466,093              --             28,418
1.60%                                           79,072          724,535            230,728         401,186            100,256
1.65%                                        1,275,123           90,483             89,077              --             46,183
1.70%                                        2,405,561          103,730          3,533,061              --            132,451
1.75%                                        1,566,885               --              3,237              --             29,510
1.80%                                           38,747               68             64,584              --             50,089
1.85%                                          151,355               --             64,939              --             32,322
1.90%                                        2,709,435               --          2,184,169              --             18,170
1.95%                                        1,576,931               --                 86              --              1,912
2.00%                                           20,435               --              9,233              --                 78
2.05%                                          104,213               --            115,408              --                 78
2.10%                                          537,532               --            117,944              --                 78
2.15%                                          492,798               --                 64              --                 78
2.20%                                               51               --                 64              --                 78
2.25%                                               --               --                102              --                 78
================================================================================================================================
Total                                      $25,898,707       $6,339,667        $11,035,577        $597,526         $1,825,553
================================================================================================================================






                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    413

                                             INVESCO           INVESCO           INVESCO         INVESCO VI          INVESCO
                                           VI CORE EQ,       VI CORE EQ,     VI GLOBAL HLTH,      INTL GRO,       VI INTL GRO,
SUBACCOUNT                                    SER I            SER II            SER II             SER I            SER II
                                        ----------------------------------------------------------------------------------------
1.00%                                      $    40,135        $  8,925          $     76         $       --       $     15,272
1.05%                                               --              --             7,153                 --         22,708,248
1.10%                                          742,010         108,664                --                 --                 --
1.15%                                          151,264              --                68                 --            723,315
1.20%                                        1,010,917           7,838             7,550                 --         14,057,945
1.25%                                               --              --                --                 --                 --
1.25%                                        2,691,807          10,345                68                 --          6,958,964
1.30%                                               --           9,594                68                 --            560,233
1.35%                                        1,534,708          41,507                68                 --          7,279,812
1.40%                                               --              --                --                 --                 --
1.40%                                        4,550,930           5,154                68          1,265,816          6,555,313
1.45%                                        1,797,208          22,990            13,119                 --         12,850,149
1.50%                                        1,590,221             314             5,386                 --          4,907,966
1.55%                                               --              98                68                 --          3,089,699
1.60%                                        1,453,487              98                68                 --          1,911,062
1.65%                                          190,540          25,220             5,465                 --          5,803,632
1.70%                                          328,331          11,457            12,939                 --         49,830,848
1.75%                                               --             103            57,145                 --         21,512,981
1.80%                                           11,921              97             9,342                 --          1,042,155
1.85%                                               --              97                67                 --          1,964,584
1.90%                                               --              --            40,631                 --         28,466,058
1.95%                                               --              --                67                 --         12,293,623
2.00%                                               --              --                67                 --            225,447
2.05%                                               --              --                67                 --          1,533,326
2.10%                                               --              --                67                 --          4,329,559
2.15%                                               --              --            20,001                 --          2,250,442
2.20%                                               --              --                66                 --             18,362
2.25%                                               --              --                76                 --                124
--------------------------------------------------------------------------------------------------------------------------------
Total                                      $16,093,479        $252,501          $179,760         $1,265,816       $210,889,119
--------------------------------------------------------------------------------------------------------------------------------





 414    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                           INVESCO VI        AB VPS BAL          AB VPS            AB VPS            AB VPS
                                          MID CAP CORE    WEALTH STRATEGY,   GLOBAL THEMATIC     GRO & INC,        INTER BOND,
SUBACCOUNT                                 EQ, SER II           CL B            GRO, CL B           CL B              CL B
                                        ----------------------------------------------------------------------------------------
1.00%                                      $       --        $   17,362        $   56,756        $   641,148       $       --
1.05%                                              77                82             9,126             28,952               --
1.10%                                              --           595,379           445,897          3,386,210               --
1.15%                                         216,548            15,018                67             68,298               --
1.20%                                              77           106,936            37,372            161,150               --
1.25%                                              --                --                --                 --               --
1.25%                                              76            22,227           257,715          1,658,104               --
1.30%                                         190,963            65,602           114,724            177,813               --
1.35%                                         374,602           325,702           725,717          4,965,445               --
1.40%                                              --                --                --                 --               --
1.40%                                              76            13,424           340,275            242,237          687,003
1.45%                                         248,625            43,246           132,288            201,204               --
1.50%                                         342,642            15,991           119,347            219,592          296,303
1.55%                                         118,888            53,265           270,441            287,010               --
1.60%                                              75            12,704           568,589            262,127        1,419,992
1.65%                                         255,561             7,933            91,322            421,644               --
1.70%                                         666,849             2,221           136,787             69,356               --
1.75%                                         426,639            34,925            15,585            132,066               --
1.80%                                           6,868            22,554                66             92,778               --
1.85%                                          29,915                81            17,635             39,449               --
1.90%                                         799,294                81            25,377             80,164               --
1.95%                                         453,104             6,948             5,227              8,422               --
2.00%                                           5,949                80                66                 66               --
2.05%                                          29,145                80                66             58,699               --
2.10%                                         200,660            20,086                66                718               --
2.15%                                         140,540                80             8,106                 78               --
2.20%                                             114                80                65                 66               --
2.25%                                              --                --                76                 75               --
--------------------------------------------------------------------------------------------------------------------------------
Total                                      $4,507,287        $1,382,087        $3,378,758        $13,202,871       $2,403,298
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    415

                                             AB VPS            AB VPS             AC VP             AC VP             AC VP
                                            INTL VAL,        LG CAP GRO,       INC & GRO,      INFLATION PROT,        INTL,
SUBACCOUNT                                    CL B              CL B              CL I              CL II             CL II
                                        ----------------------------------------------------------------------------------------
1.00%                                     $      7,379       $  216,868         $     --         $        --         $    --
1.05%                                       10,233,140               --               --               2,343              68
1.10%                                               --        1,131,707               --                  --              --
1.15%                                        3,618,519               --               --           5,016,571              63
1.20%                                        6,441,479           84,685               --             158,290              68
1.25%                                               --               --               --                  --              --
1.25%                                        3,259,059          426,802               --               2,326              68
1.30%                                        2,447,581           99,462               --           3,610,904              63
1.35%                                        7,111,831        2,110,643               --           6,191,874              63
1.40%                                               --               --               --                  --              --
1.40%                                        5,014,738          750,575          489,866           2,633,922              68
1.45%                                        7,600,448          111,162               --           2,845,136          12,274
1.50%                                        5,267,987          175,684               --           5,137,973              62
1.55%                                        2,729,411          333,902               --           2,307,176              62
1.60%                                        2,846,225          831,086               --           2,360,179              67
1.65%                                        5,038,183          157,149               --           3,742,849              62
1.70%                                       32,991,388            3,563               --          17,108,242             283
1.75%                                       13,431,051              105               --           6,629,845             908
1.80%                                        1,359,669               97               --           1,347,371              61
1.85%                                        1,672,676           14,998               --           1,653,184              61
1.90%                                       22,551,099               --               --          15,707,664             114
1.95%                                        8,513,872               --               --           5,052,707              60
2.00%                                          290,109               --               --             409,838              60
2.05%                                        1,230,058               --               --           1,032,995          16,071
2.10%                                        3,301,717               --               --           2,542,944              60
2.15%                                        1,830,995               --               --           1,517,172              60
2.20%                                           26,369               --               --               8,739              60
2.25%                                               74               --               --                  --              --
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $148,815,057       $6,448,488         $489,866         $87,020,244         $30,786
--------------------------------------------------------------------------------------------------------------------------------





 416    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              AC VP             AC VP             AC VP             AC VP              COL
                                          MID CAP VAL,         ULTRA,             VAL,              VAL,          ASSET ALLOC,
SUBACCOUNT                                    CL II             CL II             CL I              CL II            VS CL A
                                        ----------------------------------------------------------------------------------------
1.00%                                        $    77         $        76        $     --          $     76          $     --
1.05%                                             64               9,834              --             6,529                --
1.10%                                             --                  --              --                --                --
1.15%                                             64           2,014,518              --            65,121            98,456
1.20%                                             63             208,756              --                67                --
1.25%                                             --                  --              --                --                --
1.25%                                             63                  65              --                67           157,279
1.30%                                             63           1,466,750              --            32,124                --
1.35%                                          9,249           2,422,392              --            78,227                --
1.40%                                             --                  --              --                --                --
1.40%                                         14,091                  66         634,361            13,624                --
1.45%                                             63           2,703,700              --            34,728                --
1.50%                                            613           1,723,479              --            83,749                --
1.55%                                             63             598,637              --            19,423                --
1.60%                                         25,728              47,105              --            62,196                --
1.65%                                         10,501           1,862,022              --            12,339                --
1.70%                                            101           6,560,850              --           105,150                --
1.75%                                             63           4,570,586              --             8,130                --
1.80%                                             63             181,741              --            42,939                --
1.85%                                             63             228,872              --                51                --
1.90%                                             75           4,541,750              --            15,891                --
1.95%                                             62           4,109,393              --            15,278                --
2.00%                                             62              60,131              --                51                --
2.05%                                             63             173,270              --                51                --
2.10%                                          5,831             865,914              --                50                --
2.15%                                             63           1,139,940              --                50                --
2.20%                                             62              16,864              --                50                --
2.25%                                             77                  76              --                76                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                        $67,287         $35,506,787        $634,361          $596,037          $255,735
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    417

                                               COL               COL               COL               COL               COL
                                          FEDERAL SEC,        HI YIELD,         HI YIELD,        LG CAP GRO,      MARSICO GRO,
SUBACCOUNT                                   VS CL A           VS CL A           VS CL B           VS CL A           VS CL A
                                        ----------------------------------------------------------------------------------------
1.00%                                      $       --         $     --         $        76        $     --        $     20,040
1.05%                                              --               --              39,750              --          29,082,982
1.10%                                              --               --                  --              --                  --
1.15%                                         296,258           44,414             948,045         304,380           1,077,218
1.20%                                              --               --              69,067              --          18,073,795
1.25%                                              --               --                  --              --                  --
1.25%                                         777,125          369,365              15,434         126,043           8,879,258
1.30%                                              --               --             583,082              --             764,986
1.35%                                              --               --           1,248,389              --           9,353,835
1.40%                                              --               --                  --              --                  --
1.40%                                              --               --              26,807              --           8,390,841
1.45%                                              --               --             938,022              --          16,775,453
1.50%                                              --               --           1,019,441              --           6,249,993
1.55%                                              --               --             423,820              --           3,935,796
1.60%                                              --               --             138,091              --           2,505,575
1.65%                                              --               --             750,353              --           7,636,389
1.70%                                              --               --           2,933,779              --          63,645,276
1.75%                                              --               --           2,199,381              --          28,032,859
1.80%                                              --               --             153,130              --           1,365,450
1.85%                                              --               --             102,370              --           2,527,513
1.90%                                              --               --           2,697,192              --          36,877,648
1.95%                                              --               --           1,906,408              --          15,940,382
2.00%                                              --               --              26,275              --             299,431
2.05%                                              --               --             184,408              --           1,962,805
2.10%                                              --               --             619,978              --           5,499,081
2.15%                                              --               --             586,218              --           2,927,532
2.20%                                              --               --               1,861              --              28,584
2.25%                                              --               --                  76              --                  75
--------------------------------------------------------------------------------------------------------------------------------
Total                                      $1,073,383         $413,779         $17,611,453        $430,423        $271,852,797
--------------------------------------------------------------------------------------------------------------------------------




 418    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                           COL MARSICO           COL               COL               CS                CS
                                            INTL OPP,        SM CAP VAL,       SM CO GRO,         COMMODITY          U.S. EQ
SUBACCOUNT                                   VS CL B           VS CL B           VS CL A           RETURN            FLEX I
                                        ----------------------------------------------------------------------------------------
1.00%                                       $     73        $     15,459        $     --          $     76          $     --
1.05%                                         30,993          21,784,352              --             3,244                --
1.10%                                             --                  --              --                --                --
1.15%                                             59             755,957          33,552            13,260                --
1.20%                                         19,643          13,519,557              --             6,730                --
1.25%                                             --                  --              --                --                --
1.25%                                             59           6,753,203          94,989             1,757                --
1.30%                                             59             573,713              --            13,856                --
1.35%                                         19,093           6,959,144              --             5,175                --
1.40%                                             --                  --              --                --                --
1.40%                                         21,223           6,233,804              --            34,829            31,564
1.45%                                         15,325          12,198,735              --            18,616                --
1.50%                                         29,187           4,547,901              --            36,660            34,628
1.55%                                             58           2,963,598              --             8,756                --
1.60%                                             58           1,816,905              --            64,408           120,892
1.65%                                             58           5,573,188              --                63                --
1.70%                                         54,538          47,858,200              --           168,108                --
1.75%                                             58          20,543,591              --           136,188                --
1.80%                                             58             937,231              --            17,189                --
1.85%                                          5,676           1,808,560              --                63                --
1.90%                                         54,110          27,151,316              --            26,604                --
1.95%                                         24,656          11,934,054              --            14,281                --
2.00%                                             57             228,350              --                62                --
2.05%                                             57           1,439,860              --                62                --
2.10%                                         12,101           4,089,228              --             9,098                --
2.15%                                             57           2,072,891              --                62                --
2.20%                                             57              18,687              --                62                --
2.25%                                             73                  79              --                76                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                       $287,386        $201,777,563        $128,541          $579,285          $187,084
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    419

                                             DREY IP           DREY IP          DREY SOC          DREY VIF          DREY VIF
                                          MIDCAP STOCK,       TECH GRO,         RESP GRO,           APPR,           INTL EQ,
SUBACCOUNT                                    SERV              SERV              INIT              SERV              SERV
                                        ----------------------------------------------------------------------------------------
1.00%                                        $    --         $        --        $     --          $     --          $     74
1.05%                                             58                  75              --               150            10,584
1.10%                                             --                  --              --                --                --
1.15%                                            102             792,803              --             9,555                58
1.20%                                             58              49,470         133,896               149             2,748
1.25%                                             --                  --              --                --                --
1.25%                                             58                  72         256,428               148                58
1.30%                                            707             545,343              --           152,864                57
1.35%                                         16,112             948,196              --            15,439                57
1.40%                                             --                  --              --                --                --
1.40%                                             58             422,767         150,359            61,628                57
1.45%                                         10,719             653,099         236,985            14,943            43,306
1.50%                                         25,808             794,859          47,127            22,611             1,158
1.55%                                            100             315,019              --               104                57
1.60%                                             57             491,056              96           127,230            33,455
1.65%                                             99             666,413          17,455               104                57
1.70%                                         20,570           2,508,382         156,949             9,601            14,140
1.75%                                             99           1,226,912              --            11,335             4,544
1.80%                                             98             255,190              95            45,695             1,666
1.85%                                             98             177,608              --               102                57
1.90%                                             98           2,406,712              --            49,397             6,153
1.95%                                             97             991,128              --               102                56
2.00%                                             97              33,348              --               102                56
2.05%                                             97             131,383              --            64,082                56
2.10%                                             97             333,170              --               101                56
2.15%                                             96             276,629              --               101                56
2.20%                                             96               3,697              --               101                56
2.25%                                             --                  --              --                --                74
--------------------------------------------------------------------------------------------------------------------------------
Total                                        $75,479         $14,023,331        $999,390          $585,644          $118,696
--------------------------------------------------------------------------------------------------------------------------------





 420    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                            DREY VIF            EV VT             EG VA             EG VA             EG VA
                                            INTL VAL,       FLOATING-RATE      CORE BOND,     DIV CAP BUILDER,  DIV INC BUILDER,
SUBACCOUNT                                    SERV               INC              CL 2              CL 2              CL 1
                                        ----------------------------------------------------------------------------------------
1.00%                                       $     74        $      6,259       $   659,062       $   58,507        $  220,365
1.05%                                          4,094          13,612,304                --               --                --
1.10%                                             --                  --         2,422,187          143,183         1,344,249
1.15%                                            124             426,309         1,327,829               --                --
1.20%                                             65           8,479,543           578,226           62,525                --
1.25%                                             --                  --                --               --                --
1.25%                                             65           4,116,381           620,595           52,808           381,751
1.30%                                          2,179             404,724         2,039,979           78,263                --
1.35%                                         19,393           4,760,094         4,982,109          180,614         1,572,835
1.40%                                             --                  --                --               --                --
1.40%                                             65           4,145,172         1,254,455           77,317                --
1.45%                                          2,359           7,711,705           602,087            8,548                --
1.50%                                         40,598           3,487,944         2,126,379           28,283                --
1.55%                                            121           1,972,493         1,608,988          143,772                --
1.60%                                             64           1,182,242           146,734            7,168                --
1.65%                                             78           3,433,619           710,537           72,902                --
1.70%                                         76,534          31,325,467         4,769,398           26,185                --
1.75%                                         16,181          12,814,346           273,280          137,132                --
1.80%                                         10,208             654,388            33,262               54                --
1.85%                                            119           1,359,084           187,305           14,356                --
1.90%                                         22,611          17,580,759         4,883,226               --                --
1.95%                                         30,945           7,639,288                --               --                --
2.00%                                            118             161,946            13,978               --                --
2.05%                                             69           1,027,162           446,580               --                --
2.10%                                            117           2,603,060           557,453               --                --
2.15%                                          5,305           1,572,797                45               --                --
2.20%                                            116              14,842                63               --                --
2.25%                                             74               2,032                --               --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                       $231,676        $130,493,960       $30,243,757       $1,091,617        $3,519,200
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    421

                                              EG VA             EG VA             EG VA             EG VA             EG VA
                                             DIV INC       FUNDAMENTAL LG      FUNDAMENTAL          GRO,             HI INC,
SUBACCOUNT                                BUILDER, CL 2       CAP, CL 1       LG CAP, CL 2          CL 2              CL 2
                                        ----------------------------------------------------------------------------------------
1.00%                                      $   194,236       $   33,480        $   714,316       $   99,190        $   320,473
1.05%                                               --               --                 --               --                 --
1.10%                                        1,970,179          380,747          3,074,240        1,129,507          1,684,524
1.15%                                        1,424,898               --            437,191          409,001            941,660
1.20%                                          666,832               --          1,151,262          336,082            289,010
1.25%                                               --               --                 --               --                 --
1.25%                                          287,956           83,211            668,935          135,024            557,158
1.30%                                        1,714,257               --          1,233,564          550,618          1,031,052
1.35%                                        3,546,829          586,685          3,746,606        1,326,766          3,193,337
1.40%                                               --               --                 --               --                 --
1.40%                                          963,987               --            722,816          219,296            852,108
1.45%                                          542,811               --            914,770          379,743            592,994
1.50%                                        2,363,995               --            658,210          551,305          1,470,268
1.55%                                        1,705,272               --          1,016,411          583,773          1,660,922
1.60%                                           58,099               --            137,976           24,445            162,966
1.65%                                          639,067               --            493,789          126,206            696,107
1.70%                                        4,742,119               --          1,368,344        1,234,769          3,144,061
1.75%                                          252,187               --            163,807           72,931             64,087
1.80%                                           28,791               --             16,823            3,283             26,210
1.85%                                          142,889               --             91,171           68,819            133,002
1.90%                                        5,054,068               --          1,356,466        1,402,002          3,160,150
1.95%                                               --               --                 --               --                 --
2.00%                                           14,761               --             10,313            3,719              8,282
2.05%                                          393,038               --            124,280           58,936            220,611
2.10%                                          508,741               --            134,390          122,754            322,442
2.15%                                               51               --                 59               54                 61
2.20%                                            1,930               --                334               54                 83
2.25%                                               --               --                 --               --                 --
--------------------------------------------------------------------------------------------------------------------------------
Total                                      $27,216,993       $1,084,123        $18,236,073       $8,838,277        $20,531,568
--------------------------------------------------------------------------------------------------------------------------------





 422    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              EG VA             EG VA             EG VA             EG VA             EG VA
                                            INTL EQ,          INTL EQ,           OMEGA,            OMEGA,         SPECIAL VAL,
SUBACCOUNT                                    CL 1              CL 2              CL 1              CL 2              CL 1
                                        ----------------------------------------------------------------------------------------
1.00%                                      $   41,129        $   352,003       $   87,798        $   537,411       $   73,216
1.05%                                              --                 --               --                 --               --
1.10%                                         609,852          2,382,935          570,639          2,332,064        1,537,212
1.15%                                              --            970,913               --          1,464,476               --
1.20%                                              --          1,010,914               --            960,514               --
1.25%                                              --                 --               --                 --               --
1.25%                                         124,637            423,512          286,582            532,754          658,809
1.30%                                              --          1,398,003               --          1,544,218               --
1.35%                                         625,245          3,863,244          988,433          4,026,821        2,139,527
1.40%                                              --                 --               --                 --               --
1.40%                                              --            626,874               --            458,822               --
1.45%                                              --            949,945               --            826,238               --
1.50%                                              --          1,215,765               --          1,824,463               --
1.55%                                              --            825,350               --          1,574,710               --
1.60%                                              --            108,255               --             49,660               --
1.65%                                              --            396,991               --            295,309               --
1.70%                                              --          2,697,446               --          3,511,888               --
1.75%                                              --            265,051               --            139,017               --
1.80%                                              --             29,975               --              9,592               --
1.85%                                              --            101,183               --            131,605               --
1.90%                                              --          3,085,013               --          4,600,156               --
1.95%                                              --                 --               --                 --               --
2.00%                                              --             10,310               --             16,484               --
2.05%                                              --            203,548               --            222,128               --
2.10%                                              --            273,847               --            408,572               --
2.15%                                              --                 57               --                 60               --
2.20%                                              --                615               --                552               --
2.25%                                              --                 --               --                 --               --
--------------------------------------------------------------------------------------------------------------------------------
Total                                      $1,400,863        $21,191,749       $1,933,452        $25,467,514       $4,408,764
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    423

                                              EG VA            FID VIP           FID VIP           FID VIP           FID VIP
                                          SPECIAL VAL,          BAL,              BAL,           CONTRAFUND,       CONTRAFUND,
SUBACCOUNT                                    CL 2             SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                        ----------------------------------------------------------------------------------------
1.00%                                      $   665,160        $     --           $    --         $  230,115       $  2,118,329
1.05%                                               --              --                --                 --          7,210,706
1.10%                                        2,217,588              --                --          2,711,522          9,222,510
1.15%                                           20,046          20,511                --                 --          7,890,948
1.20%                                          651,060              --                --                 --          7,423,665
1.25%                                               --              --                --                 --                 --
1.25%                                          381,732         241,678                --            853,812          4,530,782
1.30%                                          919,085              --                --                 --          8,653,047
1.35%                                        2,175,769              --                --          3,942,637         18,611,273
1.40%                                               --              --                --                 --                 --
1.40%                                          912,759              --            47,375                 --          7,870,852
1.45%                                          712,112              --                --                 --         11,029,557
1.50%                                          409,862              --             8,901                 --          9,369,716
1.55%                                          452,942              --                --                 --          5,656,534
1.60%                                           29,884              --                67                 --          5,097,839
1.65%                                          575,571              --                --                 --          9,408,309
1.70%                                          378,899              --            12,149                 --         41,926,420
1.75%                                           91,255              --                --                 --         16,250,632
1.80%                                           18,533              --                67                 --          2,294,484
1.85%                                           92,001              --                --                 --          2,595,270
1.90%                                          312,309              --                --                 --         31,104,265
1.95%                                               --              --                --                 --         11,082,080
2.00%                                               57              --                --                 --            459,084
2.05%                                          123,561              --                --                 --          1,900,878
2.10%                                           27,257              --                --                 --          4,488,028
2.15%                                               56              --                --                 --          2,692,265
2.20%                                               56              --                --                 --             44,289
2.25%                                               --              --                --                 --                102
--------------------------------------------------------------------------------------------------------------------------------
Total                                      $11,167,554        $262,189           $68,559         $7,738,086       $228,931,864
--------------------------------------------------------------------------------------------------------------------------------





 424    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                             FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                            DYN APPR,        GRO & INC,        GRO & INC,           GRO,              GRO,
SUBACCOUNT                                  SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                        ----------------------------------------------------------------------------------------
1.00%                                      $       --        $       --         $     --          $     --         $   71,846
1.05%                                              --                --               --                --              4,183
1.10%                                              --                --               --                --            848,270
1.15%                                              --           118,597               --            72,318                 96
1.20%                                          29,935                --               --                --             98,031
1.25%                                              --                --               --                --                 --
1.25%                                         383,905           166,780               --            28,210            441,515
1.30%                                              --                --               --                --            156,566
1.35%                                              --                --               --                --            478,236
1.40%                                              --                --               --                --                 --
1.40%                                          85,076           618,778           65,980                --            224,825
1.45%                                         373,276                --               --                --            285,628
1.50%                                          97,961           613,836           65,125                --            130,046
1.55%                                              --                --               --                --             96,920
1.60%                                              56         1,506,604               59                --             34,956
1.65%                                             726                --               --                --             73,320
1.70%                                          75,572                --           43,832                --            105,277
1.75%                                              --                --               --                --            136,652
1.80%                                              56                --               59                --                 84
1.85%                                              --                --               --                --             30,660
1.90%                                              --                --               --                --             13,189
1.95%                                              --                --               --                --             10,862
2.00%                                              --                --               --                --                 91
2.05%                                              --                --               --                --              7,270
2.10%                                              --                --               --                --             40,200
2.15%                                              --                --               --                --              6,808
2.20%                                              --                --               --                --                 90
2.25%                                              --                --               --                --                 --
--------------------------------------------------------------------------------------------------------------------------------
Total                                      $1,046,563        $3,024,595         $175,055          $100,528         $3,295,621
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    425

                                             FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                             HI INC,           HI INC,         INVEST GR,         MID CAP,          MID CAP,
SUBACCOUNT                                   SERV CL          SERV CL 2         SERV CL 2          SERV CL          SERV CL 2
                                        ----------------------------------------------------------------------------------------
1.00%                                      $  178,968        $       --       $      8,715       $   279,168      $  1,106,568
1.05%                                              --                --         19,471,424                --         8,466,664
1.10%                                         890,906                --                 --         3,322,204         5,907,267
1.15%                                              --                --          3,592,127           346,254         1,651,497
1.20%                                              --            92,309         12,076,037                --         7,643,738
1.25%                                              --                --                 --                --                --
1.25%                                         284,227           278,573          5,754,172         2,189,512         6,978,918
1.30%                                              --                --          2,502,842                --         2,316,925
1.35%                                       1,376,653                --         10,409,649         4,154,870         8,471,920
1.40%                                              --                --                 --                --                --
1.40%                                              --           184,462          5,964,452         1,681,476         4,961,741
1.45%                                              --           172,338         13,827,618                --         8,221,860
1.50%                                              --           189,865          7,849,950           737,778         4,169,714
1.55%                                              --                --          3,912,260                --         2,994,218
1.60%                                              --                63          1,943,433         2,873,291         1,746,946
1.65%                                              --            27,660          6,947,239                --         4,123,211
1.70%                                              --           144,798         53,013,746                --        23,786,248
1.75%                                              --                --         24,568,556                --         9,812,521
1.80%                                              --               105          1,475,583                --           733,902
1.85%                                              --                --          2,249,637                --         1,208,676
1.90%                                              --                --         32,967,469                --        15,285,891
1.95%                                              --                --         15,403,006                --         5,727,341
2.00%                                              --                --            329,847                --           126,739
2.05%                                              --                --          1,979,145                --           854,637
2.10%                                              --                --          5,260,597                --         2,181,003
2.15%                                              --                --          3,732,722                --         1,153,139
2.20%                                              --                --             40,340                --            18,532
2.25%                                              --                --                 74                --               125
--------------------------------------------------------------------------------------------------------------------------------
Total                                      $2,730,754        $1,090,173       $235,280,640       $15,584,553      $129,649,941
--------------------------------------------------------------------------------------------------------------------------------





 426    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                             FID VIP           FID VIP        FTVIPT FRANK      FTVIPT FRANK      FTVIPT FRANK
                                            OVERSEAS,         OVERSEAS,     GLOBAL REAL EST,      INC SEC,        RISING DIVD,
SUBACCOUNT                                   SERV CL          SERV CL 2           CL 2              CL 2              CL 2
                                        ----------------------------------------------------------------------------------------
1.00%                                       $     --         $   160,590       $  109,863        $        77        $     --
1.05%                                             --             765,971          140,502            193,410          23,477
1.10%                                             --             403,790          238,687                 --              --
1.15%                                             --             994,365           20,823            403,907          15,868
1.20%                                             --             540,604          388,267          1,653,373              87
1.25%                                             --                  --               --                 --              --
1.25%                                             --             558,314          936,246          2,839,179           3,060
1.30%                                             --             880,280          134,764          1,066,001          32,078
1.35%                                             --           2,159,848          347,391            493,142          29,068
1.40%                                             --                  --               --                 --              --
1.40%                                        203,122           1,508,615          700,283          1,199,570               1
1.45%                                             --             672,130          544,465          3,367,627          13,798
1.50%                                        111,414           1,810,568          482,920          4,099,285          81,080
1.55%                                             --           1,085,414           86,322            145,603             104
1.60%                                        446,420           1,361,314          664,815            207,513              86
1.65%                                             --             960,897          153,389            695,412          15,952
1.70%                                             --           5,741,891          920,741          3,102,946         135,945
1.75%                                             --           1,036,563           32,953            990,946         227,701
1.80%                                             --             558,717           78,083            257,941             103
1.85%                                             --             520,985          137,326            360,243             102
1.90%                                             --           5,385,975          535,868          1,226,611          51,193
1.95%                                             --             769,597               --            694,511          30,719
2.00%                                             --             107,421           45,293             11,006             101
2.05%                                             --             263,395           11,751            387,053          17,604
2.10%                                             --             652,492           82,459            252,831          17,090
2.15%                                             --             244,890              660             21,747          53,650
2.20%                                             --                 106               69                 61             101
2.25%                                             --                  74               --                 77              --
--------------------------------------------------------------------------------------------------------------------------------
Total                                       $760,956         $29,144,806       $6,793,940        $23,670,072        $748,968
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    427

                                          FTVIPT FRANK      FTVIPT FRANK         FTVIPT            FTVIPT            FTVIPT
                                           SM CAP VAL,     SM MID CAP GRO,    MUTUAL SHARES     TEMP DEV MKTS     TEMP FOR SEC,
SUBACCOUNT                                    CL 2              CL 2            SEC, CL 2         SEC, CL 2           CL 2
                                        ----------------------------------------------------------------------------------------
1.00%                                      $  286,744        $   350,855       $ 2,833,192       $       82        $   734,022
1.05%                                              --              2,413            57,163               --                 --
1.10%                                       1,206,706          2,308,512        12,587,394          441,247          4,469,069
1.15%                                              78            187,971           654,771               --             88,613
1.20%                                         334,104            850,329         4,060,753               --            997,099
1.25%                                              --                 --         2,471,932(1)            --            240,001(3)
1.25%                                       1,098,128          2,574,004         4,376,847(2)       333,728          1,470,152(4)
1.30%                                         572,348            117,937         3,478,967               --            750,990
1.35%                                         925,447          2,727,003        14,044,217          487,214          4,409,234
1.40%                                              --                 --                --               --                 --
1.40%                                         354,552            463,672         6,093,786               --            894,167
1.45%                                         621,034          1,203,166         3,621,828               --            806,756
1.50%                                         357,213            446,508         5,404,878               --            538,090
1.55%                                         494,168            158,561         2,821,608               --            586,137
1.60%                                          46,271             46,907         2,149,673               --            697,943
1.65%                                         230,242            248,419         3,103,674               --            529,906
1.70%                                         264,411            420,179         2,261,515               --            243,268
1.75%                                          27,714             60,358         1,035,589               --             75,326
1.80%                                          21,740              8,863            36,285               --                 84
1.85%                                         121,602                 99           377,645               --            198,536
1.90%                                              --             40,328           324,615               --                 --
1.95%                                              --              6,868           201,258               --                 --
2.00%                                              --                 78                79               --                 --
2.05%                                              --                 78            19,520               --                 --
2.10%                                              --             21,504           135,950               --                 --
2.15%                                              --                 84            20,841               --                 --
2.20%                                              --                 77               100               --                 --
2.25%                                              --                 --                --               --                 --
--------------------------------------------------------------------------------------------------------------------------------
Total                                      $6,962,502        $12,244,773       $72,174,080       $1,262,271        $17,729,393
--------------------------------------------------------------------------------------------------------------------------------





 428    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                             FTVIPT            FTVIPT            GS VIT            GS VIT            GS VIT
                                           TEMP GLOBAL      TEMP GRO SEC,    STRATEGIC GRO,     MID CAP VAL,     STRATEGIC INTL
SUBACCOUNT                                  BOND,CL 2           CL 2              INST              INST            EQ, INST
                                        ----------------------------------------------------------------------------------------
1.00%                                     $      8,789       $       75         $     --        $      4,846        $     --
1.05%                                       20,075,730          133,139               --           6,904,089              --
1.10%                                               --               --               --                  --              --
1.15%                                        3,173,995          112,915               --           2,848,369              --
1.20%                                       12,588,084          474,953               --           5,280,657              --
1.25%                                               --               --               --                  --              --
1.25%                                        6,217,912           21,524               --           3,761,415              --
1.30%                                        2,336,335          460,069               --           2,027,227              --
1.35%                                       10,580,646           76,122               --           5,389,758              --
1.40%                                               --               --               --                  --              --
1.40%                                        7,438,120           42,755          101,356           4,015,176          38,541
1.45%                                       12,432,943          225,810               --           7,029,308              --
1.50%                                        8,217,569          266,675           64,357           4,855,555           9,469
1.55%                                        4,386,736           28,683               --           1,977,156              --
1.60%                                        2,951,796          108,975          367,410           2,114,547         184,664
1.65%                                        6,678,371          173,148               --           3,685,635              --
1.70%                                       55,826,113          270,414               --          23,723,546              --
1.75%                                       21,302,087          679,396               --           9,924,595              --
1.80%                                        1,653,300           33,528               --             994,746              --
1.85%                                        2,743,151            9,415               --           1,162,300              --
1.90%                                       35,076,012          118,965               --          16,645,440              --
1.95%                                       12,806,255          254,128               --           6,214,072              --
2.00%                                          415,645              104               --             190,086              --
2.05%                                        2,140,709           38,964               --             899,627              --
2.10%                                        5,277,374          139,900               --           2,310,503              --
2.15%                                        2,866,531           14,692               --           1,352,111              --
2.20%                                           29,334              103               --              20,667              --
2.25%                                               75               75               --                  77              --
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $237,223,612       $3,684,527         $533,123        $113,331,508        $232,674
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    429

                                             GS VIT          JANUS ASPEN       JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                                          STRUCTD U.S.          BAL,           ENTERPRISE,         GLOBAL            JANUS,
SUBACCOUNT                                  EQ, INST            INST              SERV           TECH, SERV           SERV
                                        ----------------------------------------------------------------------------------------
1.00%                                      $       75        $       --         $     --          $     --        $     17,505
1.05%                                          10,913                --               --                --          24,929,504
1.10%                                              --                --               --                --                  --
1.15%                                              52                --           23,791            14,720             922,562
1.20%                                         332,632                --               --                --          15,452,986
1.25%                                              --                --               --                --                  --
1.25%                                         980,911                --           73,126            35,110           7,814,277
1.30%                                              52                --               --                --             674,629
1.35%                                           1,543                --               --                --           8,017,215
1.40%                                              --                --               --                --                  --
1.40%                                         426,131         3,229,796          281,500           113,642           7,596,622
1.45%                                         759,967                --               --                --          14,371,744
1.50%                                         651,728                --           77,277            20,262           5,636,647
1.55%                                              51                --               --                --           3,365,524
1.60%                                         396,933                --          472,506           123,164           3,150,457
1.65%                                          38,107                --               --                --           6,600,804
1.70%                                         339,311                --               --                --          54,424,471
1.75%                                              51                --               --                --          24,125,628
1.80%                                              68                --               --                --           1,152,467
1.85%                                              51                --               --                --           2,146,894
1.90%                                          18,607                --               --                --          31,625,490
1.95%                                              51                --               --                --          13,737,131
2.00%                                              51                --               --                --             259,244
2.05%                                              51                --               --                --           1,650,966
2.10%                                              51                --               --                --           4,720,164
2.15%                                          18,839                --               --                --           2,502,945
2.20%                                              50                --               --                --              27,072
2.25%                                              75                --               --                --                 102
--------------------------------------------------------------------------------------------------------------------------------
Total                                      $3,976,351        $3,229,796         $928,200          $306,898        $234,923,050
--------------------------------------------------------------------------------------------------------------------------------





 430    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                           JANUS ASPEN       JANUS ASPEN         JPM INS           LAZARD            LAZARD
                                            OVERSEAS,          WORLD,          TRUST U.S.        RETIRE INTL       RETIRE U.S.
SUBACCOUNT                                    SERV              INST            EQ, CL 1          EQ, SERV       STRATEGIC, SERV
                                        ----------------------------------------------------------------------------------------
1.00%                                      $       --        $       --         $     --          $     --          $     --
1.05%                                              --                --               --                --                --
1.10%                                              --                --               --                --                --
1.15%                                              --                --               --                --                --
1.20%                                              --                --               --                --                --
1.25%                                              --                --               --                --                --
1.25%                                              --                --               --                --                --
1.30%                                              --                --               --                --                --
1.35%                                              --                --               --                --                --
1.40%                                              --                --               --                --                --
1.40%                                         536,665         1,023,056          269,828            40,822            13,135
1.45%                                              --                --               --                --                --
1.50%                                         257,967                --          222,968            71,128            47,705
1.55%                                              --                --               --                --                --
1.60%                                       2,543,889                --          115,137            51,097           125,192
1.65%                                              --                --               --                --                --
1.70%                                              --                --               --                --                --
1.75%                                              --                --               --                --                --
1.80%                                              --                --               --                --                --
1.85%                                              --                --               --                --                --
1.90%                                              --                --               --                --                --
1.95%                                              --                --               --                --                --
2.00%                                              --                --               --                --                --
2.05%                                              --                --               --                --                --
2.10%                                              --                --               --                --                --
2.15%                                              --                --               --                --                --
2.20%                                              --                --               --                --                --
2.25%                                              --                --               --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                      $3,338,521        $1,023,056         $607,933          $163,047          $186,032
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    431

                                            LM CB VAR        LVIP BARON            MFS             MFS INV             MFS
                                           SM CAP GRO,        GRO OPP,       INV GRO STOCK,        TRUST,          INV TRUST,
SUBACCOUNT                                    CL I             SERV CL           SERV CL           INIT CL           SERV CL
                                        ----------------------------------------------------------------------------------------
1.00%                                       $     79         $       --        $  223,820        $       --         $     --
1.05%                                         17,091                 --                73                --               --
1.10%                                             --                 --           874,367                --               --
1.15%                                             63                 --            16,486                86           78,776
1.20%                                          1,322                 --           120,801           315,643               --
1.25%                                             --                 --                --                --               --
1.25%                                             63                 --           200,299           814,575          244,966
1.30%                                             63                 --            45,078                --               --
1.35%                                             63                 --           833,538                --               --
1.40%                                             --                 --                --                --               --
1.40%                                         12,362            336,163            89,518           179,574          122,519
1.45%                                             63                 --            28,207           715,143               --
1.50%                                         16,979            417,414            35,944           633,093              109
1.55%                                             62                 --            94,140                --               --
1.60%                                         20,805            347,623                54                72           10,291
1.65%                                         18,971                 --            43,870             6,491               --
1.70%                                         37,743                 --            12,147           324,979           14,937
1.75%                                         33,746                 --            20,514                --               --
1.80%                                             62                 --             6,984                71               70
1.85%                                             63                 --             3,100                --               --
1.90%                                            102                 --            15,380                --               --
1.95%                                             62                 --                69                --               --
2.00%                                             62                 --                53                --               --
2.05%                                             62                 --            13,693                --               --
2.10%                                             62                 --            11,517                --               --
2.15%                                             62                 --                53                --               --
2.20%                                             62                 --                53                --               --
2.25%                                             79                 --                --                --               --
--------------------------------------------------------------------------------------------------------------------------------
Total                                       $160,153         $1,101,200        $2,689,758        $2,989,727         $471,668
--------------------------------------------------------------------------------------------------------------------------------




 432    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                               MFS               MFS               MFS               MFS               MFS
                                            NEW DIS,          NEW DIS,          RESEARCH,       TOTAL RETURN,     TOTAL RETURN,
SUBACCOUNT                                   INIT CL           SERV CL           INIT CL           INIT CL           SERV CL
                                        ----------------------------------------------------------------------------------------
1.00%                                      $       --        $  198,846        $       --         $     --         $ 2,502,872
1.05%                                              --             4,718                --               --              31,485
1.10%                                              --         1,176,369                --               --          11,461,401
1.15%                                          18,688            27,195                --           46,155             316,045
1.20%                                              --           154,345                --               --           1,858,645
1.25%                                              --                --                --               --                  --
1.25%                                           1,378           426,552                --          139,366           3,780,054
1.30%                                              --            74,691                --               --           2,221,215
1.35%                                              --           850,308                --               --          14,477,800
1.40%                                              --                --                --               --                  --
1.40%                                         715,241            84,871           413,379               --           1,609,321
1.45%                                              --           101,248                --               --           1,733,539
1.50%                                          66,014            43,064            75,181               --             942,700
1.55%                                              --           111,127                --               --           2,293,287
1.60%                                         485,832            10,540           955,759               --             367,691
1.65%                                              --           145,686                --               --           1,900,542
1.70%                                              --           105,950                --               --             728,178
1.75%                                              --            80,967                --               --             502,660
1.80%                                              --                72                --               --              52,147
1.85%                                              --            27,727                --               --             466,948
1.90%                                              --                79                --               --              73,759
1.95%                                              --                78                --               --             122,183
2.00%                                              --                58                --               --                  81
2.05%                                              --            32,004                --               --              21,939
2.10%                                              --                58                --               --              32,677
2.15%                                              --                57                --               --               9,006
2.20%                                              --                57                --               --                  81
2.25%                                              --                --                --               --                  75
--------------------------------------------------------------------------------------------------------------------------------
Total                                      $1,287,153        $3,656,667        $1,444,319         $185,521         $47,506,331
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    433

                                               MFS               MFS              NACM              OPCAP             OPPEN
                                           UTILITIES,        UTILITIES,          SM CAP,          MANAGED,          CAP APPR
SUBACCOUNT                                   INIT CL           SERV CL            CL I              CL I               VA
                                        ----------------------------------------------------------------------------------------
1.00%                                      $       --        $   77,275         $     --         $       --        $       --
1.05%                                              --            18,904               --                 --                --
1.10%                                              --           802,683               --                 --                --
1.15%                                          50,501            99,524               --                 --                --
1.20%                                         636,034           250,471               --                 --                --
1.25%                                              --                --               --                 --                --
1.25%                                       1,223,206           372,668               --                 --                --
1.30%                                              --           205,684               --                 --                --
1.35%                                              --           370,949               --                 --                --
1.40%                                              --                --               --                 --                --
1.40%                                       1,660,200           218,375          654,849          1,668,857         1,205,776
1.45%                                       1,378,436           117,413               --                 --                --
1.50%                                       1,118,240           158,120               --                 --                --
1.55%                                              --           170,638               --                 --                --
1.60%                                       1,047,859           106,577               --                 --                --
1.65%                                         110,584           275,028               --                 --                --
1.70%                                         265,175           119,938               --                 --                --
1.75%                                              --           217,342               --                 --                --
1.80%                                             118             5,983               --                 --                --
1.85%                                              --            30,706               --                 --                --
1.90%                                              --           104,761               --                 --                --
1.95%                                              --            64,755               --                 --                --
2.00%                                              --               138               --                 --                --
2.05%                                              --            85,609               --                 --                --
2.10%                                              --           190,974               --                 --                --
2.15%                                              --           101,096               --                 --                --
2.20%                                              --               136               --                 --                --
2.25%                                              --               103               --                 --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                      $7,490,353        $4,165,850         $654,849         $1,668,857        $1,205,776
--------------------------------------------------------------------------------------------------------------------------------





 434    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              OPPEN             OPPEN             OPPEN             OPPEN             OPPEN
                                          CAP APPR VA,       GLOBAL SEC      GLOBAL SEC VA,        HI INC          HI INC VA,
SUBACCOUNT                                    SERV               VA               SERV               VA               SERV
                                        ----------------------------------------------------------------------------------------
1.00%                                      $   280,839         $    --         $   301,138        $     --         $  194,527
1.05%                                           42,921              --              33,139              --                 --
1.10%                                        1,802,304              --           1,462,951              --            366,592
1.15%                                        2,069,721              --              60,358              --                 --
1.20%                                          293,619              --             707,963              --            123,098
1.25%                                               --              --                  --              --                 --
1.25%                                          362,258              --           1,794,494              --            122,276
1.30%                                        2,049,985              --             327,303              --             70,121
1.35%                                        4,054,840              --           1,246,295              --            442,928
1.40%                                               --              --                  --              --                 --
1.40%                                          114,282          78,883             601,666         214,511            242,303
1.45%                                        2,402,590              --           1,348,923              --             51,737
1.50%                                        2,215,075              --           1,025,859              --             14,311
1.55%                                        1,415,429              --             297,512              --            113,378
1.60%                                          190,423              --             226,323              --             23,916
1.65%                                        1,872,956              --             767,723              --             78,945
1.70%                                        7,713,677              --             798,503              --                 --
1.75%                                        3,842,739              --              86,073              --             19,418
1.80%                                          211,486              --             120,630              --                 --
1.85%                                          333,003              --              70,063              --              8,444
1.90%                                        6,955,345              --             184,383              --                 --
1.95%                                        3,142,775              --               4,863              --                 --
2.00%                                           67,906              --               3,924              --                 --
2.05%                                          314,282              --              25,094              --                 --
2.10%                                        1,016,856              --              28,860              --                 --
2.15%                                          956,983              --                 124              --                 --
2.20%                                           10,949              --                 123              --                 --
2.25%                                              154              --                 124              --                 --
--------------------------------------------------------------------------------------------------------------------------------
Total                                      $43,733,397         $78,883         $11,524,411        $214,511         $1,871,994
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    435

                                                            OPPEN MAIN ST     OPPEN GLOBAL      OPPEN GLOBAL        PIMCO VIT
                                          OPPEN MAIN ST        SM CAP           STRATEGIC       STRATEGIC INC      ALL ASSET,
SUBACCOUNT                                     VA             VA, SERV           INC VA           VA, SERV         ADVISOR CL
                                        ----------------------------------------------------------------------------------------
1.00%                                       $     --         $  274,884          $    --        $  1,826,779      $     12,011
1.05%                                             --             19,975               --          31,313,992        15,715,197
1.10%                                             --          1,257,923               --           4,644,146                --
1.15%                                             --             29,645               --           4,076,877           596,621
1.20%                                             --            541,698               --          20,382,274         9,771,448
1.25%                                             --                 --               --                  --                --
1.25%                                             --            392,222               --          11,971,500         4,822,526
1.30%                                             --            371,437               --           4,026,498           506,210
1.35%                                             --          1,125,466               --          17,674,899         5,172,999
1.40%                                             --                 --               --                  --                --
1.40%                                        128,000            298,940           77,956          13,462,680         4,620,684
1.45%                                             --            459,609               --          20,908,946         8,974,888
1.50%                                             --            175,654               --          11,456,402         3,564,623
1.55%                                             --            323,816               --           8,311,854         2,190,702
1.60%                                             --            139,639               --           4,907,617         1,444,752
1.65%                                             --            129,919               --          12,477,624         4,402,147
1.70%                                             --            315,406               --          81,918,144        34,563,374
1.75%                                             --            447,356               --          34,131,598        15,072,349
1.80%                                             --                 74               --           2,631,835           847,913
1.85%                                             --             52,259               --           4,352,162         1,414,472
1.90%                                             --             27,381               --          48,951,546        20,465,706
1.95%                                             --             29,651               --          20,781,893         8,850,092
2.00%                                             --                239               --             674,894           194,010
2.05%                                             --                 57               --           2,915,345         1,109,846
2.10%                                             --                 57               --           7,590,498         2,982,324
2.15%                                             --                 67               --           4,516,603         1,672,722
2.20%                                             --                 57               --              39,792            24,848
2.25%                                             --                 78               --                  74                74
--------------------------------------------------------------------------------------------------------------------------------
Total                                       $128,000         $6,413,509          $77,956        $375,946,472      $148,992,538
--------------------------------------------------------------------------------------------------------------------------------





 436    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                                   PUT VT
                                             PUT VT            PUT VT            PUT VT          GLOBAL HLTH         PUT VT
                                            DIV INC,          DIV INC,         GLOBAL EQ,           CARE,          GRO & INC,
SUBACCOUNT                                    CL IA             CL IB             CL IA             CL IB             CL IA
                                        ----------------------------------------------------------------------------------------
1.00%                                      $       --         $     --          $     --         $   11,692        $       --
1.05%                                              --               --                --                 79                --
1.10%                                              --               --                --            239,161                --
1.15%                                              --               --                --                 59                --
1.20%                                              --               --                --             72,126                --
1.25%                                              --               --                --                 --                --
1.25%                                              --               --                --            181,009                --
1.30%                                              --               --                --             96,434                --
1.35%                                              --               --                --             65,968                --
1.40%                                              --               --                --                 --                --
1.40%                                       1,364,472          765,202           413,684            138,912         2,746,019
1.45%                                              --               --                --            218,121                --
1.50%                                              --               --                --            214,495                --
1.55%                                              --               --                --             51,924                --
1.60%                                              --               --                --             66,211                --
1.65%                                              --               --                --             87,355                --
1.70%                                              --               --                --            109,908                --
1.75%                                              --               --                --             37,150                --
1.80%                                              --               --                --              7,125                --
1.85%                                              --               --                --            107,652                --
1.90%                                              --               --                --             63,277                --
1.95%                                              --               --                --              2,458                --
2.00%                                              --               --                --              1,820                --
2.05%                                              --               --                --              4,072                --
2.10%                                              --               --                --                 56                --
2.15%                                              --               --                --              4,743                --
2.20%                                              --               --                --                 56                --
2.25%                                              --               --                --                 --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                      $1,364,472         $765,202          $413,684         $1,781,863        $2,746,019
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    437

                                             PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                           GRO & INC,         HI YIELD,         HI YIELD,           INC,            INTL EQ,
SUBACCOUNT                                    CL IB             CL IA             CL IB             CL IB             CL IB
                                        ----------------------------------------------------------------------------------------
1.00%                                      $  202,531         $     --          $     --           $    --         $   361,097
1.05%                                              --               --                --                --                  80
1.10%                                       1,162,487               --                --                --           1,879,361
1.15%                                         151,622               --                --            30,944              64,867
1.20%                                          31,079               --                --                --           1,549,721
1.25%                                              --               --                --                --                  --
1.25%                                         541,734               --                --            21,021           3,017,805
1.30%                                          79,926               --                --                --             412,580
1.35%                                         825,492               --                --                --           1,917,778
1.40%                                              --               --                --                --                  --
1.40%                                       1,534,919          643,529           399,149                82           1,511,206
1.45%                                          18,784               --                --                --           2,068,199
1.50%                                          54,494               --                --            19,856             774,054
1.55%                                         100,528               --                --                --             544,107
1.60%                                              98               --                --                86              27,669
1.65%                                          37,677               --                --                --             509,173
1.70%                                           7,490               --                --             2,929             649,770
1.75%                                              93               --                --                --              74,598
1.80%                                              85               --                --                70              14,319
1.85%                                           1,910               --                --                --              49,848
1.90%                                              --               --                --                --              10,795
1.95%                                              --               --                --                --                  57
2.00%                                              --               --                --                --                  58
2.05%                                              --               --                --                --                  58
2.10%                                              --               --                --                --              50,081
2.15%                                              --               --                --                --                  57
2.20%                                              --               --                --                --                  57
2.25%                                              --               --                --                --                  --
--------------------------------------------------------------------------------------------------------------------------------
Total                                      $4,750,949         $643,529          $399,149           $74,988         $15,487,395
--------------------------------------------------------------------------------------------------------------------------------





 438    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                             PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                            INTL VAL,         INTL GRO,         NEW OPP,          RESEARCH,        SM CAP VAL,
SUBACCOUNT                                    CL IB             CL IB             CL IA             CL IB             CL IB
                                        ----------------------------------------------------------------------------------------
1.00%                                        $   --          $   13,787        $       --         $  3,166          $     --
1.05%                                            --                  --                --               --               187
1.10%                                            --             302,111                --           94,291                --
1.15%                                            --                  --                --               --            11,765
1.20%                                            --                  --                --           19,652            31,580
1.25%                                            --                  --                --               --                --
1.25%                                            --              91,911                --               60                64
1.30%                                            --                  --                --               59            20,827
1.35%                                            --             516,773                --           37,603            40,282
1.40%                                            --                  --                --               --                --
1.40%                                         4,712             166,397         1,684,181            3,666            13,366
1.45%                                            --                  --                --               81            16,756
1.50%                                            --                  --                --            6,102            57,444
1.55%                                            --                  --                --            2,301            14,835
1.60%                                            --                  --                --               58            47,143
1.65%                                            --                  --                --               58            38,161
1.70%                                            --                  --                --               --           308,830
1.75%                                            --                  --                --               57            37,444
1.80%                                            --                  --                --               --             7,989
1.85%                                            --                  --                --               58             9,012
1.90%                                            --                  --                --               --           137,816
1.95%                                            --                  --                --               --            50,226
2.00%                                            --                  --                --               --             1,810
2.05%                                            --                  --                --               --             4,113
2.10%                                            --                  --                --               --            17,722
2.15%                                            --                  --                --               --             3,331
2.20%                                            --                  --                --               --               112
2.25%                                            --                  --                --               --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                        $4,712          $1,090,979        $1,684,181         $167,212          $870,815
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    439

                                             PUT VT            PUT VT            PUT VT             ROYCE             ROYCE
                                             VISTA,           VOYAGER,          VOYAGER,         MICRO-CAP,          SM-CAP,
SUBACCOUNT                                    CL IB             CL IA             CL IB           INVEST CL         INVEST CL
                                        ----------------------------------------------------------------------------------------
1.00%                                      $   25,495         $     --         $       --        $       --        $       --
1.05%                                              54               --                 --                --                --
1.10%                                         403,522               --                 --                --                --
1.15%                                          83,692               --                 --                --                --
1.20%                                         581,431               --                 --                --                --
1.25%                                         125,828(5)            --                 --                --                --
1.25%                                         773,406(6)            --                 --                --                --
1.30%                                           6,675               --                 --                --                --
1.35%                                         502,647               --                 --                --                --
1.40%                                              --               --                 --                --                --
1.40%                                         389,661          299,400          1,167,781           431,711           578,087
1.45%                                         851,469               --                 --                --                --
1.50%                                         626,648               --                 --           397,656           290,283
1.55%                                           7,257               --                 --                --                --
1.60%                                          16,211               --                 --         1,115,472           613,324
1.65%                                          43,165               --                 --                --                --
1.70%                                         193,487               --                 --                --                --
1.75%                                              59               --                 --                --                --
1.80%                                              61               --                 --                --                --
1.85%                                           2,068               --                 --                --                --
1.90%                                           7,957               --                 --                --                --
1.95%                                              49               --                 --                --                --
2.00%                                              49               --                 --                --                --
2.05%                                              49               --                 --                --                --
2.10%                                              61               --                 --                --                --
2.15%                                              48               --                 --                --                --
2.20%                                              48               --                 --                --                --
2.25%                                              --               --                 --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                      $4,641,097         $299,400         $1,167,781        $1,944,839        $1,481,694
--------------------------------------------------------------------------------------------------------------------------------





 440    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                            VP DAVIS            VP GS           VP PTNRS           RVS VP            RVS VP
                                           NY VENTURE,      MID CAP VAL,       SM CAP VAL,          BAL,              CASH
SUBACCOUNT                                    CL 3              CL 3              CL 3              CL 3           MGMT, CL 3
                                        ----------------------------------------------------------------------------------------
1.00%                                     $     20,146         $    78         $    84,934       $  227,628       $    565,396
1.05%                                       28,825,892           2,151             665,555               --          7,168,757
1.10%                                               --              --             574,477          399,398          3,755,741
1.15%                                          980,731             796           2,893,729           85,381            958,174
1.20%                                       17,837,353           5,258             536,170               --          5,073,086
1.25%                                               --              --                  --               --                 --
1.25%                                        8,797,988              70             733,609          114,646          3,623,328
1.30%                                          740,873              56           2,145,607               --          2,473,546
1.35%                                        9,092,986              56           4,511,964          440,484          6,891,478
1.40%                                               --              --                  --               --                 --
1.40%                                        8,197,319              57           2,410,668        1,973,234          5,883,913
1.45%                                       16,515,223              56           2,596,738               --          6,142,745
1.50%                                        5,967,760              56           3,106,762          562,629          5,253,776
1.55%                                        3,863,436          12,383           1,635,735               --          5,177,101
1.60%                                        2,430,763              56           2,090,329          921,883          2,492,553
1.65%                                        7,495,779              98           2,617,003               --          3,480,121
1.70%                                       62,635,093           7,586          12,657,377            9,030         19,958,434
1.75%                                       27,687,032              55           4,410,531               --          9,311,233
1.80%                                        1,302,422              55           1,032,412               64          1,547,178
1.85%                                        2,378,262              55             863,462               --          1,287,609
1.90%                                       36,059,233              78          11,445,865               --         11,993,858
1.95%                                       15,704,111              55           3,480,788               --          4,785,923
2.00%                                          298,713              54             195,589               --            139,390
2.05%                                        1,870,566              54             644,581               --          1,082,111
2.10%                                        5,408,537           5,450           1,525,237               --          2,675,118
2.15%                                        2,800,839              54             988,950               --          2,583,715
2.20%                                           29,161              54              12,731               --             75,030
2.25%                                               76              78                  79               --              2,071
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $266,940,294         $34,799         $63,860,882       $4,734,377       $114,381,385
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    441

                                             RVS VP            RVS VP            RVS VP         RVS VP GLOBAL        RVS VP
                                            DIV BOND,          DIV EQ            DYN EQ,       INFLATION PROT       HI YIELD
SUBACCOUNT                                    CL 3            INC, CL 3           CL 3            SEC, CL 3        BOND, CL 3
                                        ----------------------------------------------------------------------------------------
1.00%                                     $    908,200      $    483,536       $   238,906      $     16,414       $        77
1.05%                                       41,976,823        32,364,409            21,334        31,556,039           574,767
1.10%                                        3,432,208         1,752,084         1,576,011                --                --
1.15%                                        2,800,620         6,507,300         2,242,518         1,683,827           839,981
1.20%                                       26,994,181        21,144,479           866,910        19,362,798           638,761
1.25%                                               --                --                --                --                --
1.25%                                       13,220,549        11,820,151         1,806,742        10,122,141           887,729
1.30%                                        2,946,929         5,229,013         2,187,975         1,314,518           472,341
1.35%                                       19,215,181        17,806,548         5,067,757        12,191,716         1,001,466
1.40%                                               --           411,383(7)             --                --                --
1.40%                                       17,761,931        13,376,777(8)      4,547,943         9,635,340         2,375,883
1.45%                                       25,823,650        22,729,296         2,308,812        17,193,906         1,073,817
1.50%                                       15,306,655        11,994,383         4,309,268         9,080,764         1,435,053
1.55%                                        7,510,745         6,729,598         1,809,169         5,333,994           563,304
1.60%                                        5,033,857         5,500,217         2,161,197         2,820,017         2,873,799
1.65%                                       11,787,541        11,892,413         2,094,432         7,919,114         1,449,747
1.70%                                      100,239,937        90,174,699         6,877,598        75,816,916         6,368,653
1.75%                                       41,333,277        36,707,299         2,827,005        28,539,501         1,435,971
1.80%                                        2,319,311         2,357,515           795,868         1,662,722           775,873
1.85%                                        4,546,532         3,666,238           884,424         3,091,728           781,127
1.90%                                       59,466,780        55,639,038         8,059,693        44,149,415         4,044,929
1.95%                                       23,919,582        22,333,270         2,470,421        16,844,695           934,607
2.00%                                          545,433           502,981           240,136           384,315           227,588
2.05%                                        3,682,090         3,073,820           355,416         2,659,455           286,618
2.10%                                        8,702,021         7,796,511         1,411,037         6,303,565           761,301
2.15%                                        5,361,782         4,552,548           807,949         3,416,101           450,367
2.20%                                           65,769            58,307                74            31,570             1,875
2.25%                                               74                76                76                74                77
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $444,901,658      $396,603,889       $55,968,671      $311,130,645       $30,255,711
--------------------------------------------------------------------------------------------------------------------------------





 442    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                             RVS VP            RVS VP            RVS VP            RVS VP            RVS VP
                                            INC OPP,           MID CAP           MID CAP          S&P 500,            SHORT
SUBACCOUNT                                    CL 3            GRO, CL 3         VAL, CL 3           CL 3         DURATION, CL 3
                                        ----------------------------------------------------------------------------------------
1.00%                                     $     15,695       $      753         $     78         $   421,824       $   473,881
1.05%                                       24,244,536               73            5,256             170,707         5,184,538
1.10%                                               --           38,082               --           2,102,537         3,281,117
1.15%                                        1,073,275          184,966               56             165,168           905,369
1.20%                                       14,867,363           76,070               56             563,585         4,531,274
1.25%                                               --               --               --           1,928,713(5)      2,681,696(9)
1.25%                                        7,485,957            4,124               56             140,322(6)        993,627(10)
1.30%                                          853,118          151,735               56           1,511,974         1,883,406
1.35%                                        8,489,241          331,317            3,204           2,765,783         5,594,946
1.40%                                               --               --               --                  --           475,361(7)
1.40%                                        7,107,093        1,646,021               56             139,861         2,867,770(8)
1.45%                                       13,331,739           47,185               56             349,816         4,398,457
1.50%                                        5,975,353          248,892            2,134             676,163         3,806,082
1.55%                                        3,539,616          197,685               56             544,849         1,996,668
1.60%                                        2,043,481          306,447               56              74,169         1,361,504
1.65%                                        6,136,332           99,168            4,318             377,644         2,679,717
1.70%                                       55,304,596          552,645          101,178             403,621        16,282,838
1.75%                                       22,220,244           79,778           92,046             910,659         6,449,400
1.80%                                        1,159,754          146,132          588,595              24,446           606,048
1.85%                                        2,174,765          135,896               55              21,543         1,145,554
1.90%                                       31,574,569          767,023            2,542             153,099        10,698,720
1.95%                                       13,178,845               58               55              13,872         3,355,599
2.00%                                          269,832           38,662               55               3,176           104,693
2.05%                                        1,893,037           36,488               54              12,734           868,877
2.10%                                        4,734,851          103,060            5,963                  99         1,668,587
2.15%                                        2,446,540              494               54                  52         1,010,246
2.20%                                           17,655               56               54                  51            14,040
2.25%                                               77               --               78                  76                74
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $230,137,564       $5,192,810         $806,167         $13,476,543       $85,320,089
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    443

                                             SEL VP            SEL VP            SEL VP            THDL VP           THDL VP
                                              GRO,           LG CAP VAL,       SM CAP VAL,       EMER MKTS,         INTL OPP,
SUBACCOUNT                                    CL 3              CL 3              CL 3              CL 3              CL 3
                                        ----------------------------------------------------------------------------------------
1.00%                                      $    6,431          $    --         $   11,427       $      5,328        $     74
1.05%                                          19,647               62                 --          8,491,936              68
1.10%                                          27,012               --            166,456                 --              --
1.15%                                         252,861            4,392             21,246          2,405,563              68
1.20%                                           7,951               62             47,257          5,327,233              67
1.25%                                              --               --                 --                 --              --
1.25%                                          12,553               62            294,187          2,906,101           4,703
1.30%                                         175,034               96                 --          1,702,250              58
1.35%                                         395,899           13,464            142,249          5,341,613           4,514
1.40%                                              --               --             62,306(7)              --              --
1.40%                                         127,387               61            173,527(8)       3,552,045         826,470
1.45%                                           3,546            8,789            376,756          6,040,460              82
1.50%                                         338,179           13,798            377,014          4,625,055              65
1.55%                                         119,285           14,006                 --          2,071,211             813
1.60%                                          84,866               60            262,325          1,881,067           5,336
1.65%                                          19,611               49             30,400          3,624,122             487
1.70%                                         754,009            2,368             47,729         26,048,720          16,624
1.75%                                          83,948            6,075                 --         10,568,726           9,424
1.80%                                           8,616               48                 64            918,820              64
1.85%                                           4,994               48                 --          1,256,969              64
1.90%                                         839,277              136                 --         16,933,135           2,098
1.95%                                           1,691           11,247                 --          6,684,304          20,617
2.00%                                           4,185               47                 --            192,795              63
2.05%                                          76,997            7,269                 --          1,023,948              63
2.10%                                         107,377               46                 --          2,814,613              62
2.15%                                              47               47                 --          1,356,709              74
2.20%                                             600              136                 --             16,633              62
2.25%                                              77               --                 --                 76              74
--------------------------------------------------------------------------------------------------------------------------------
Total                                      $3,472,080          $82,368         $2,012,943       $115,789,432        $892,094
--------------------------------------------------------------------------------------------------------------------------------





 444    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              THIRD           VANK LIT          VANK LIT          VANK UIF          VANK UIF
                                               AVE            COMSTOCK,        GRO & INC,          GLOBAL         MID CAP GRO,
SUBACCOUNT                                     VAL              CL II             CL II        REAL EST, CL II        CL II
                                        ----------------------------------------------------------------------------------------
1.00%                                      $       --       $    163,972       $  378,296        $     2,672        $     76
1.05%                                              --          9,970,529               --          4,140,202          27,954
1.10%                                              --          1,295,025          874,187                 --              --
1.15%                                              --          8,074,772               --            165,244              67
1.20%                                              --          6,811,685          306,628          2,590,500          20,769
1.25%                                              --                 --               --                 --              --
1.25%                                              --          3,549,695          112,156          1,269,827              67
1.30%                                              --          6,322,742          113,242            104,769              67
1.35%                                              --         14,082,108          519,907          1,316,114          27,390
1.40%                                              --                 --               --                 --              --
1.40%                                         262,114          6,638,657          237,234          1,184,168              67
1.45%                                              --         10,811,853          153,869          2,380,565           4,615
1.50%                                         229,375          9,984,566           67,364            813,577          14,436
1.55%                                              --          4,823,517          172,560            553,721              67
1.60%                                         963,576          4,502,406            9,060            320,967          14,910
1.65%                                              --          8,285,050          223,041          1,085,357              67
1.70%                                              --         46,273,755          119,450          9,084,802           9,347
1.75%                                              --         18,875,598           29,199          4,115,316              66
1.80%                                              --          2,205,375               68            158,424          18,958
1.85%                                              --          2,382,647           65,300            355,836              66
1.90%                                              --         34,431,407               --          5,154,610              80
1.95%                                              --         13,322,968               --          2,315,910           1,073
2.00%                                              --            436,402               --             40,893              66
2.05%                                              --          1,927,035               --            252,324              66
2.10%                                              --          4,822,563               --            797,033              66
2.15%                                              --          3,109,602               --            423,671              66
2.20%                                              --             41,254               --              4,106              65
2.25%                                              --                 75               --                 77              76
--------------------------------------------------------------------------------------------------------------------------------
Total                                      $1,455,065       $223,145,258       $3,381,561        $38,630,685        $140,547
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    445

                                            VANK UIF          VANK UIF                                               WF ADV
                                         U.S. REAL EST,    U.S. REAL EST,        WANGER            WANGER           VT INDEX
SUBACCOUNT                                    CL I              CL II             INTL               USA           ASSET ALLOC
                                        ----------------------------------------------------------------------------------------
1.00%                                      $    7,112        $       --       $      5,329       $     4,984       $        --
1.05%                                              --            59,200          9,026,806         6,493,778                70
1.10%                                         212,545                --                 --                --                --
1.15%                                              --           266,312          1,985,528         2,047,694             3,317
1.20%                                          59,564            80,493          5,711,876         4,108,869         1,076,795
1.25%                                              --                --                 --                --                --
1.25%                                             803             9,069          2,693,587         2,042,547         2,495,481
1.30%                                         136,395           195,806          1,447,268         1,380,505                53
1.35%                                         168,362           357,542          4,791,902         4,181,600             1,450
1.40%                                              --                --                 --                --                --
1.40%                                         114,317                86          2,937,630         3,213,943           964,256
1.45%                                         177,624           116,224          7,185,753         4,989,981         3,021,470
1.50%                                          98,248           322,962          3,423,882         3,119,609         2,223,084
1.55%                                          49,969           148,394          1,710,578         1,587,712                53
1.60%                                          36,270               117          1,375,707         2,318,434            61,813
1.65%                                          27,103            78,835          3,758,787         3,202,803           129,150
1.70%                                          70,320           665,646         24,663,193        20,228,607           890,386
1.75%                                          14,726           330,379         12,608,971         8,792,656                52
1.80%                                              80            56,373            522,876           846,879                48
1.85%                                          11,135            22,931            935,009           992,261            12,864
1.90%                                              --           798,569         14,958,857        13,719,072                52
1.95%                                              --           225,061          8,176,367         5,495,224                --
2.00%                                              --             6,275            135,538           174,125                52
2.05%                                              --            49,837            681,039           721,968                51
2.10%                                              --           136,937          2,418,620         2,006,164            12,555
2.15%                                              --            78,457          1,749,555         1,170,554                51
2.20%                                              --               358             21,741            15,205                51
2.25%                                              --                --                126               132                --
--------------------------------------------------------------------------------------------------------------------------------
Total                                      $1,184,573        $4,005,863       $112,926,525       $92,855,306       $10,893,154
--------------------------------------------------------------------------------------------------------------------------------





 446    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                             WF ADV            WF ADV            WF ADV            WF ADV            WF ADV
                                             VT C&B             VT EQ              VT             VT LG CO          VT LG CO
SUBACCOUNT                                 LG CAP VAL            INC            INTL CORE           CORE               GRO
                                        ----------------------------------------------------------------------------------------
1.00%                                      $       --        $        --       $       --        $       --        $        --
1.05%                                             273            827,340               55                69          1,030,385
1.10%                                              --                 --               --                --                 --
1.15%                                           2,718            222,331               51             2,656            795,834
1.20%                                         216,700          1,099,674          118,017            73,439          2,271,712
1.25%                                              --                 --               --                --                 --
1.25%                                         739,562          2,335,163          241,265           220,835          3,588,084
1.30%                                           1,196            126,848               51                48            369,255
1.35%                                          23,222            617,610               51                48          1,056,980
1.40%                                              --                 --               --                --                 --
1.40%                                          79,960          1,588,220          115,391           136,374          4,119,525
1.45%                                         287,771          1,231,492          323,818           135,428          3,291,926
1.50%                                         451,573          1,518,464          188,378           430,401          3,068,784
1.55%                                           1,775            447,734           16,810            16,446            593,597
1.60%                                          23,263          1,257,480           18,108                59          3,062,257
1.65%                                          84,175            386,970           22,076            54,800          1,893,380
1.70%                                         280,018          4,232,452          150,675            24,498          8,676,864
1.75%                                              54            234,570               49                47            347,957
1.80%                                          25,550            559,438               81            10,776          1,045,552
1.85%                                              89            514,064           16,918            10,047            946,419
1.90%                                          64,226          2,843,881            1,628             5,528          5,735,687
1.95%                                              --                 --               --                --                 --
2.00%                                             563             90,928               48               136            143,636
2.05%                                             721            162,100               48               136            494,570
2.10%                                          14,290            262,591               48               136            523,516
2.15%                                              54                678               48               135                434
2.20%                                              54                 46               48               135                 48
2.25%                                              --                 --               --                --                 --
--------------------------------------------------------------------------------------------------------------------------------
Total                                      $2,297,807        $20,560,074       $1,213,662        $1,122,177        $43,056,402
--------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    447

                                                                                                                    WF ADV VT
                                                                                WF ADV VT         WF ADV VT       TOTAL RETURN
SUBACCOUNT                                                                      MONEY MKT        SM CAP GRO           BOND
                                                                            ----------------------------------------------------
1.00%                                                                          $       --        $       --        $        --
1.05%                                                                              72,663                76          3,185,003
1.10%                                                                                  --                --                 --
1.15%                                                                               9,564                69            623,110
1.20%                                                                             523,923           524,221          2,752,981
1.25%                                                                                  --                --                 --
1.25%                                                                           1,801,455           679,692          3,956,615
1.30%                                                                              27,388                68            425,673
1.35%                                                                              77,950                68          2,542,811
1.40%                                                                                  --                --                 --
1.40%                                                                             917,992           288,704          3,797,933
1.45%                                                                           1,379,394           733,109          1,118,226
1.50%                                                                           1,087,038           728,662          3,194,770
1.55%                                                                             259,833             5,865          1,975,727
1.60%                                                                             105,044                69          1,909,635
1.65%                                                                             192,662           128,851          1,425,713
1.70%                                                                           1,543,502           292,192         16,957,044
1.75%                                                                               6,634                66            295,597
1.80%                                                                              25,425             7,195            806,339
1.85%                                                                             256,087                66          1,283,116
1.90%                                                                             634,972             3,094         10,150,589
1.95%                                                                                  --                --                 --
2.00%                                                                               3,967                65            360,193
2.05%                                                                              34,298                65            526,611
2.10%                                                                             219,389                65          1,165,031
2.15%                                                                               2,066                65              2,920
2.20%                                                                               2,059                64              2,137
2.25%                                                                                  --                --                 --
--------------------------------------------------------------------------------------------------------------------------------
Total                                                                          $9,183,305        $3,392,391        $58,457,774
--------------------------------------------------------------------------------------------------------------------------------


   (1) Applicable to Wells Builder product only.
   (2) Applicable to all products except Wells Builder.
   (3) Applicable to Galaxy and Pinnacle products only.
   (4) Applicable to all products except Galaxy and Pinnacle.
   (5) Applicable to Innovations, Innovations Classic and New Solutions products only.
   (6) Applicable to all products except Innovations, Innovations Classic and New Solutions.
   (7) Applicable to Signature product only.
   (8) Applicable to all products except Signature.
   (9) Applicable to Endeavor Select, Innovations Classic Select, Innovations Select, Wells Advantage Select and Wells Builder products only.
  (10) Applicable to EG New Solutions, Innovations, Innovations Classic and New Solutions products only.



 448    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

9. FINANCIAL HIGHLIGHTS
The following is a summary for each period in the five year period ended Dec. 31, 2009 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense.

                        AT DEC. 31                              FOR THE YEAR ENDED DEC. 31
        -----------------------------------------  ----------------------------------------------------
                         ACCUMULATION                               EXPENSE               TOTAL
                          UNIT VALUE        NET    INVESTMENT        RATIO               RETURN
            UNITS          LOWEST TO      ASSETS     INCOME        LOWEST TO            LOWEST TO
            (000S)          HIGHEST       (000S)    RATIO(1)      HIGHEST(2)           HIGHEST(3)
        -----------------------------------------------------------------------------------------------
INVESCO VI BASIC VAL, SER II
  2009      27,607     $0.90  to  $0.82   $25,899     1.17%    1.00%  to  2.20%   46.27%     to   44.53%
  2008      32,005     $0.61  to  $0.57   $20,639     0.53%    1.00%  to  2.20%  (52.38%)    to  (52.95%)
  2007      30,365     $1.29  to  $1.21   $41,494     0.33%    1.00%  to  2.20%    0.35%     to   (0.85%)
  2006      33,599     $1.28  to  $1.22   $45,913     0.12%    1.00%  to  2.20%   11.82%     to   10.49%
  2005      37,535     $1.15  to  $1.10   $46,062        --    1.00%  to  2.20%    4.39%     to    3.15%
-------------------------------------------------------------------------------------------------------

INVESCO VI CAP APPR, SER I
  2009      10,987     $0.60  to  $1.14    $6,340     0.61%    1.00%  to  1.80%   19.87%     to   18.92%
  2008      13,207     $0.50  to  $0.96    $6,419        --    1.00%  to  1.80%  (43.07%)    to  (43.52%)
  2007      17,511     $0.88  to  $1.69   $14,982        --    1.00%  to  1.80%   10.89%     to   10.00%
  2006      21,315     $0.79  to  $1.54   $16,424     0.06%    1.00%  to  1.80%    5.24%     to    4.41%
  2005      23,769     $0.75  to  $1.47   $17,217     0.06%    1.00%  to  1.80%    7.76%     to    6.90%
-------------------------------------------------------------------------------------------------------

INVESCO VI CAP APPR, SER II
  2009      12,459     $1.10  to  $1.03   $11,036     0.29%    1.00%  to  2.25%   19.52%     to    3.21%(12)
  2008      12,067     $0.92  to  $0.72    $9,011        --    1.00%  to  2.20%  (43.20%)    to  (43.88%)
  2007      12,785     $1.62  to  $1.28   $16,934        --    1.00%  to  2.20%   10.62%     to    9.29%
  2006      12,568     $1.47  to  $1.17   $15,218        --    1.00%  to  2.20%    5.01%     to    3.76%
  2005       1,302     $1.40  to  $1.13    $1,564        --    1.00%  to  2.20%    7.50%     to    6.22%
-------------------------------------------------------------------------------------------------------

INVESCO VI CAP DEV, SER I
  2009         542     $1.45  to  $1.01      $598        --    1.40%  to  1.60%   40.39%     to   40.11%
  2008         734     $1.03  to  $0.72      $573        --    1.40%  to  1.60%  (47.76%)    to  (47.87%)
  2007       1,084     $1.97  to  $1.39    $1,645        --    1.40%  to  1.60%    9.30%     to    9.07%
  2006       1,490     $1.80  to  $1.27    $2,073        --    1.40%  to  1.60%   14.91%     to   14.68%
  2005       1,702     $1.57  to  $1.11    $2,075        --    1.40%  to  1.60%    8.09%     to    7.87%
-------------------------------------------------------------------------------------------------------

INVESCO VI CAP DEV, SER II
  2009       1,506     $1.15  to  $1.06    $1,826        --    1.00%  to  2.25%   40.58%     to    5.98%(12)
  2008       1,765     $0.82  to  $0.75    $1,546        --    1.00%  to  2.20%  (47.66%)    to  (48.28%)
  2007       1,989     $1.56  to  $1.45    $3,393        --    1.00%  to  2.20%    9.44%     to    8.13%
  2006       1,900     $1.43  to  $1.34    $2,962        --    1.00%  to  2.20%   15.10%     to   13.73%
  2005       1,943     $1.24  to  $1.18    $2,651        --    1.00%  to  2.20%    8.18%     to    6.90%
-------------------------------------------------------------------------------------------------------

INVESCO VI CORE EQ, SER I
  2009      14,864     $1.02  to  $0.99   $16,093     1.75%    1.00%  to  1.80%   27.02%     to   26.01%
  2008      18,619     $0.80  to  $0.79   $15,915     1.89%    1.00%  to  1.80%  (30.84%)    to  (31.39%)
  2007      25,151     $1.16  to  $1.15   $31,183     1.02%    1.00%  to  1.80%    7.04%     to    6.18%
  2006      31,151     $1.08  to  $1.08   $36,389     0.77%    1.00%  to  1.80%    8.43%(6)  to    7.85%(6)
  2005       3,274     $1.26  to  $1.26    $4,117     1.38%    1.40%  to  1.40%    3.85%     to    3.85%
-------------------------------------------------------------------------------------------------------

INVESCO VI CORE EQ, SER II
  2009         252     $1.01  to  $0.98      $253     1.46%    1.00%  to  1.85%   26.71%     to   25.63%
  2008         362     $0.80  to  $0.78      $287     1.92%    1.00%  to  1.85%  (31.02%)    to  (31.60%)
  2007         354     $1.16  to  $1.14      $407     1.07%    1.00%  to  1.85%    6.80%     to    5.89%
  2006         309     $1.08  to  $1.08      $335     0.79%    1.00%  to  1.85%    8.26%(6)  to    7.65%(6)
  2005          --        --         --        --        --       --         --      --              --
-------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    449

                        AT DEC. 31                              FOR THE YEAR ENDED DEC. 31
        -----------------------------------------  ----------------------------------------------------
                         ACCUMULATION                               EXPENSE               TOTAL
                          UNIT VALUE        NET    INVESTMENT        RATIO               RETURN
            UNITS          LOWEST TO      ASSETS     INCOME        LOWEST TO            LOWEST TO
            (000S)          HIGHEST       (000S)    RATIO(1)      HIGHEST(2)           HIGHEST(3)
        -----------------------------------------------------------------------------------------------

INVESCO VI GLOBAL HLTH, SER II
  2009         198     $1.04  to  $1.04      $180     0.14%    1.00%  to  2.25%    3.49%(12) to    3.38%(12)
  2008         141     $0.73  to  $0.71      $102        --    1.05%  to  2.20%  (29.54%)    to  (30.34%)
  2007          29     $1.03  to  $1.02       $31        --    1.05%  to  2.20%    3.06%(8)  to    2.28%(8)
  2006          --        --         --        --        --       --         --      --              --
  2005          --        --         --        --        --       --         --      --              --
-------------------------------------------------------------------------------------------------------

INVESCO VI INTL GRO, SER I
  2009         773     $1.64  to  $1.64    $1,266     1.50%    1.40%  to  1.40%   33.36%     to   33.36%
  2008         836     $1.23  to  $1.23    $1,027     0.50%    1.40%  to  1.40%  (41.21%)    to  (41.21%)
  2007       1,067     $2.09  to  $2.09    $2,229     0.37%    1.40%  to  1.40%   13.12%     to   13.12%
  2006       1,395     $1.85  to  $1.85    $2,577     0.96%    1.40%  to  1.40%   26.46%     to   26.46%
  2005       1,766     $1.46  to  $1.46    $2,579     0.63%    1.40%  to  1.40%   16.29%     to   16.29%
-------------------------------------------------------------------------------------------------------

INVESCO VI INTL GRO, SER II
  2009     260,649     $1.03  to  $1.03  $210,889     1.92%    1.00%  to  2.25%    2.38%(12) to    2.27%(12)
  2008     108,308     $0.61  to  $0.60   $65,963     0.62%    1.05%  to  2.20%  (41.17%)    to  (41.84%)
  2007      61,258     $1.05  to  $1.04   $63,779     0.89%    1.05%  to  2.20%    4.47%(8)  to    3.67%(8)
  2006          --        --         --        --        --       --         --      --              --
  2005          --        --         --        --        --       --         --      --              --
-------------------------------------------------------------------------------------------------------

INVESCO VI MID CAP CORE EQ, SER II
  2009       3,783     $1.02  to  $1.16    $4,507     1.05%    1.05%  to  2.20%   28.50%     to   27.02%
  2008       4,201     $0.80  to  $0.91    $3,920     1.20%    1.05%  to  2.20%  (29.43%)    to  (30.24%)
  2007       5,197     $1.13  to  $1.31    $6,915     0.05%    1.05%  to  2.20%    8.14%     to    6.89%
  2006       6,276     $1.04  to  $1.22    $7,771     0.67%    1.05%  to  2.20%    4.41%(7)  to    8.57%
  2005       7,246     $1.15  to  $1.13    $8,223     0.33%    1.15%  to  2.20%    6.05%     to    4.94%
-------------------------------------------------------------------------------------------------------

AB VPS BAL WEALTH STRATEGY, CL B
  2009       1,367     $1.01  to  $1.00    $1,382     0.91%    1.00%  to  2.20%   23.21%     to   21.75%
  2008       1,717     $0.82  to  $0.82    $1,413        --    1.00%  to  2.20%  (17.72%)(9) to  (17.98%)(9)
  2007          --        --         --        --        --       --         --      --              --
  2006          --        --         --        --        --       --         --      --              --
  2005          --        --         --        --        --       --         --      --              --
-------------------------------------------------------------------------------------------------------

AB VPS GLOBAL THEMATIC GRO, CL B
  2009       6,173     $0.45  to  $1.04    $3,379        --    1.00%  to  2.25%   51.62%     to    3.29%(12)
  2008       7,480     $0.30  to  $0.59    $2,645        --    1.00%  to  2.20%  (47.99%)    to  (48.61%)
  2007       9,654     $0.57  to  $1.15    $6,773        --    1.00%  to  2.20%   18.69%     to   14.69%(8)
  2006      10,904     $0.48  to  $1.57    $6,040        --    1.00%  to  1.85%    7.31%     to    6.40%
  2005      12,278     $0.45  to  $1.47    $6,380        --    1.00%  to  1.85%    2.62%     to    1.75%
-------------------------------------------------------------------------------------------------------

AB VPS GRO & INC, CL B
  2009      13,976     $0.93  to  $1.02   $13,203     3.41%    1.00%  to  2.25%   19.15%     to    1.95%(12)
  2008      19,115     $0.78  to  $0.75   $15,181     1.83%    1.00%  to  2.20%  (41.29%)    to  (41.98%)
  2007      23,636     $1.33  to  $1.29   $32,029     1.21%    1.00%  to  2.20%    3.81%     to    2.56%
  2006      26,530     $1.28  to  $1.26   $34,617     1.17%    1.00%  to  2.20%   15.82%     to   14.45%
  2005      28,420     $1.11  to  $1.10   $32,076     1.26%    1.00%  to  2.20%    3.56%     to    2.32%
-------------------------------------------------------------------------------------------------------

AB VPS INTER BOND, CL B
  2009       1,686     $1.45  to  $1.43    $2,403     3.48%    1.40%  to  1.60%   16.56%     to   16.32%
  2008       2,640     $1.25  to  $1.23    $3,203     5.07%    1.40%  to  1.60%   (7.88%)    to   (8.07%)
  2007       2,485     $1.35  to  $1.34    $3,273     4.65%    1.40%  to  1.60%    3.14%     to    2.93%
  2006       2,758     $1.31  to  $1.30    $3,526     3.80%    1.40%  to  1.60%    2.15%     to    1.95%
  2005       2,948     $1.29  to  $1.28    $3,691     2.78%    1.40%  to  1.60%    0.34%     to    0.14%
-------------------------------------------------------------------------------------------------------



 450    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                        AT DEC. 31                              FOR THE YEAR ENDED DEC. 31
        -----------------------------------------  ----------------------------------------------------
                         ACCUMULATION                               EXPENSE               TOTAL
                          UNIT VALUE        NET    INVESTMENT        RATIO               RETURN
            UNITS          LOWEST TO      ASSETS     INCOME        LOWEST TO            LOWEST TO
            (000S)          HIGHEST       (000S)    RATIO(1)      HIGHEST(2)           HIGHEST(3)
        -----------------------------------------------------------------------------------------------

AB VPS INTL VAL, CL B
  2009     140,194     $1.01  to  $1.01  $148,815     0.99%    1.00%  to  2.25%    1.61%(12) to    1.50%(12)
  2008     177,554     $0.54  to  $0.85  $143,374     0.88%    1.05%  to  2.20%  (53.77%)    to  (54.30%)
  2007     107,316     $1.17  to  $1.85  $191,755     0.98%    1.05%  to  2.20%    4.47%     to    3.27%
  2006      74,390     $1.12  to  $1.80  $132,164     1.22%    1.05%  to  2.20%   12.43%(7)  to   32.19%
  2005      46,981     $1.38  to  $1.36   $64,366     0.44%    1.15%  to  2.20%   15.19%     to   13.99%
-------------------------------------------------------------------------------------------------------

AB VPS LG CAP GRO, CL B
  2009      10,055     $0.60  to  $1.29    $6,448        --    1.00%  to  1.85%   35.74%     to   34.59%
  2008      12,149     $0.44  to  $0.96    $5,728        --    1.00%  to  1.85%  (40.42%)    to  (40.93%)
  2007      16,073     $0.74  to  $1.62   $12,656        --    1.00%  to  1.85%   12.48%     to   11.52%
  2006      18,654     $0.66  to  $1.45   $12,981        --    1.00%  to  1.85%   (1.63%)    to   (2.46%)
  2005      20,447     $0.67  to  $1.49   $14,486        --    1.00%  to  1.85%   13.70%     to   12.74%
-------------------------------------------------------------------------------------------------------

AC VP INC & GRO, CL I
  2009         424     $1.15  to  $1.15      $490     4.99%    1.40%  to  1.40%   16.46%     to   16.46%
  2008         555     $0.99  to  $0.99      $550     2.20%    1.40%  to  1.40%  (35.50%)    to  (35.50%)
  2007         747     $1.54  to  $1.54    $1,148     1.97%    1.40%  to  1.40%   (1.46%)    to   (1.46%)
  2006         962     $1.56  to  $1.56    $1,501     2.03%    1.40%  to  1.40%   15.47%     to   15.47%
  2005       1,390     $1.35  to  $1.35    $1,878     1.96%    1.40%  to  1.40%    3.18%     to    3.18%
-------------------------------------------------------------------------------------------------------

AC VP INFLATION PROT, CL II
  2009      73,414     $1.17  to  $1.15   $87,020     1.78%    1.05%  to  2.20%    9.09%     to    7.84%
  2008      72,179     $1.08  to  $1.07   $78,899     4.99%    1.05%  to  2.20%   (2.63%)    to   (3.74%)
  2007     117,536     $1.10  to  $1.11  $132,760     4.51%    1.05%  to  2.20%    8.35%     to    7.11%
  2006     129,374     $1.02  to  $1.03  $135,725     3.47%    1.05%  to  2.20%    2.17%(7)  to   (0.63%)
  2005     108,753     $1.06  to  $1.04  $114,219     4.73%    1.15%  to  2.20%    0.40%     to   (0.64%)
-------------------------------------------------------------------------------------------------------

AC VP INTL, CL II
  2009          23     $0.91  to  $1.22       $31     4.51%    1.05%  to  2.20%   32.24%     to   30.71%
  2008         114     $0.69  to  $0.94      $109     0.64%    1.05%  to  2.20%  (45.48%)    to  (46.10%)
  2007         114     $1.26  to  $1.74      $202     0.23%    1.05%  to  2.20%   16.68%     to   15.33%
  2006          38     $1.08  to  $1.50       $59     1.19%    1.05%  to  2.20%    8.20%(7)  to   22.03%
  2005          20     $1.25  to  $1.23       $26     1.00%    1.15%  to  2.20%   11.81%     to   10.66%
-------------------------------------------------------------------------------------------------------

AC VP MID CAP VAL, CL II
  2009          77     $1.05  to  $1.05       $67     3.85%    1.00%  to  2.25%    4.44%(12) to    4.33%(12)
  2008          59     $0.67  to  $0.66       $40     0.07%    1.05%  to  2.20%  (25.30%)    to  (26.15%)
  2007          74     $0.90  to  $0.89       $68     1.99%    1.05%  to  2.20%  (10.40%)(8) to  (11.10%)(8)
  2006          --        --         --        --        --       --         --      --              --
  2005          --        --         --        --        --       --         --      --              --
-------------------------------------------------------------------------------------------------------

AC VP ULTRA, CL II
  2009      38,929     $1.03  to  $1.03   $35,507     0.18%    1.00%  to  2.25%    2.99%(12) to    2.88%(12)
  2008      42,320     $0.67  to  $0.67   $29,169        --    1.05%  to  2.20%  (42.26%)    to  (42.92%)
  2007      45,157     $1.15  to  $1.18   $54,243        --    1.05%  to  2.20%   19.57%     to   18.20%
  2006     117,963     $0.97  to  $1.00  $118,724        --    1.05%  to  2.20%   (2.84%)(7) to   (5.49%)
  2005      39,413     $1.07  to  $1.06   $41,956        --    1.15%  to  2.20%    0.81%     to   (0.24%)
-------------------------------------------------------------------------------------------------------

AC VP VAL, CL I
  2009         373     $1.70  to  $1.70      $634     5.82%    1.40%  to  1.40%   18.20%     to   18.20%
  2008         456     $1.44  to  $1.44      $656     2.56%    1.40%  to  1.40%  (27.80%)    to  (27.80%)
  2007         588     $1.99  to  $1.99    $1,172     1.72%    1.40%  to  1.40%   (6.46%)    to   (6.46%)
  2006         816     $2.13  to  $2.13    $1,739     1.49%    1.40%  to  1.40%   17.01%     to   17.01%
  2005       1,092     $1.82  to  $1.82    $1,989     0.87%    1.40%  to  1.40%    3.58%     to    3.58%
-------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    451

                        AT DEC. 31                              FOR THE YEAR ENDED DEC. 31
        -----------------------------------------  ----------------------------------------------------
                         ACCUMULATION                               EXPENSE               TOTAL
                          UNIT VALUE        NET    INVESTMENT        RATIO               RETURN
            UNITS          LOWEST TO      ASSETS     INCOME        LOWEST TO            LOWEST TO
            (000S)          HIGHEST       (000S)    RATIO(1)      HIGHEST(2)           HIGHEST(3)
        -----------------------------------------------------------------------------------------------

AC VP VAL, CL II
  2009         573     $1.03  to  $1.03      $596     5.51%    1.00%  to  2.25%    2.48%(12) to    2.37%(12)
  2008         353     $0.76  to  $0.86      $311     2.25%    1.05%  to  2.20%  (27.57%)    to  (28.39%)
  2007         349     $1.05  to  $1.20      $426     1.35%    1.05%  to  2.20%   (6.30%)    to   (7.38%)
  2006         335     $1.12  to  $1.29      $439     1.01%    1.05%  to  2.20%   12.30%(7)  to   15.90%
  2005         242     $1.13  to  $1.11      $273     0.71%    1.15%  to  2.20%    3.66%     to    2.57%
-------------------------------------------------------------------------------------------------------

COL ASSET ALLOC, VS CL A
  2009         180     $1.42  to  $1.42      $256     4.24%    1.15%  to  1.25%   22.58%     to   22.46%
  2008         261     $1.16  to  $1.16      $302     3.12%    1.15%  to  1.25%  (29.14%)    to  (29.21%)
  2007         530     $1.64  to  $1.63      $866     2.73%    1.15%  to  1.25%    7.92%     to    7.81%
  2006         539     $1.52  to  $1.51      $817     2.46%    1.15%  to  1.25%   10.51%     to   10.40%
  2005         610     $1.38  to  $1.37      $838     2.53%    1.15%  to  1.25%    5.31%     to    5.21%
-------------------------------------------------------------------------------------------------------

COL FEDERAL SEC, VS CL A
  2009         882     $1.22  to  $1.22    $1,073     6.53%    1.15%  to  1.25%    0.74%     to    0.64%
  2008       1,204     $1.21  to  $1.21    $1,455     5.99%    1.15%  to  1.25%    6.85%     to    6.75%
  2007       1,652     $1.14  to  $1.13    $1,870     5.79%    1.15%  to  1.25%    4.97%     to    4.86%
  2006       1,622     $1.08  to  $1.08    $1,751     5.60%    1.15%  to  1.25%    2.53%     to    2.43%
  2005       1,726     $1.06  to  $1.05    $1,819     5.46%    1.15%  to  1.25%    1.41%     to    1.31%
-------------------------------------------------------------------------------------------------------

COL HI YIELD, VS CL A
  2009         364     $1.14  to  $1.14      $414    10.08%    1.15%  to  1.25%   42.50%     to   42.36%
  2008         490     $0.80  to  $0.80      $392    10.27%    1.15%  to  1.25%  (25.64%)    to  (25.71%)
  2007         653     $1.08  to  $1.07      $702     5.06%    1.15%  to  1.25%    0.67%     to    0.57%
  2006         646     $1.07  to  $1.07      $691     3.76%    1.15%  to  1.25%    6.90%(6)  to    6.83%(6)
  2005          --        --         --        --        --       --         --      --              --
-------------------------------------------------------------------------------------------------------

COL HI YIELD, VS CL B
  2009      15,796     $1.02  to  $1.02   $17,611    10.17%    1.00%  to  2.25%    1.79%(12) to    1.69%(12)
  2008      19,037     $0.80  to  $0.78   $14,998    10.14%    1.05%  to  2.20%  (25.54%)    to  (26.40%)
  2007      25,829     $1.08  to  $1.06   $27,506     7.19%    1.05%  to  2.20%    0.63%     to   (0.52%)
  2006      49,073     $1.07  to  $1.06   $52,288     3.76%    1.05%  to  2.20%    7.01%(7)  to    6.18%(6)
  2005          --        --         --        --        --       --         --      --              --
-------------------------------------------------------------------------------------------------------

COL LG CAP GRO, VS CL A
  2009         424     $1.02  to  $1.01      $430     0.66%    1.15%  to  1.25%   33.27%     to   33.14%
  2008         719     $0.76  to  $0.76      $548     0.26%    1.15%  to  1.25%  (41.12%)    to  (41.17%)
  2007         899     $1.30  to  $1.29    $1,164     0.38%    1.15%  to  1.25%   14.44%     to   14.33%
  2006         970     $1.13  to  $1.13    $1,098     0.35%    1.15%  to  1.25%    8.98%     to    8.87%
  2005       1,120     $1.04  to  $1.04    $1,163     0.71%    1.15%  to  1.25%    3.91%(4)  to    3.82%(4)
-------------------------------------------------------------------------------------------------------

COL MARSICO GRO, VS CL A
  2009     326,335     $1.02  to  $1.01  $271,853     0.89%    1.00%  to  2.25%    0.98%(12) to    0.88%(12)
  2008     224,766     $0.67  to  $0.66  $150,149     0.35%    1.05%  to  2.20%  (40.08%)    to  (40.77%)
  2007     136,002     $1.13  to  $1.12  $152,479     0.02%    1.05%  to  2.20%   12.45%(8)  to   11.59%(8)
  2006          --        --         --        --        --       --         --      --              --
  2005          --        --         --        --        --       --         --      --              --
-------------------------------------------------------------------------------------------------------

COL MARSICO INTL OPP, VS CL B
  2009         367     $1.01  to  $1.00      $287     1.88%    1.00%  to  2.25%    0.16%(12) to    0.06%(12)
  2008         184     $0.58  to  $0.57      $107     1.52%    1.05%  to  2.20%  (49.03%)    to  (49.61%)
  2007          49     $1.14  to  $1.13       $57     0.16%    1.05%  to  2.20%   14.06%(8)  to   13.19%(8)
  2006          --        --         --        --        --       --         --      --              --
  2005          --        --         --        --        --       --         --      --              --
-------------------------------------------------------------------------------------------------------



 452    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                        AT DEC. 31                              FOR THE YEAR ENDED DEC. 31
        -----------------------------------------  ----------------------------------------------------
                         ACCUMULATION                               EXPENSE               TOTAL
                          UNIT VALUE        NET    INVESTMENT        RATIO               RETURN
            UNITS          LOWEST TO      ASSETS     INCOME        LOWEST TO            LOWEST TO
            (000S)          HIGHEST       (000S)    RATIO(1)      HIGHEST(2)           HIGHEST(3)
        -----------------------------------------------------------------------------------------------

COL SM CAP VAL, VS CL B
  2009     186,061     $1.06  to  $1.06  $201,778     1.01%    1.00%  to  2.25%    7.28%(12) to    7.17%(12)
  2008     127,803     $0.71  to  $0.94  $113,726     0.49%    1.05%  to  2.20%  (28.91%)    to  (29.72%)
  2007      94,685     $1.00  to  $1.34  $119,998     0.08%    1.05%  to  2.20%   (3.60%)    to   (4.71%)
  2006         158     $1.04  to  $1.40      $224     0.33%    1.05%  to  2.20%    3.74%(7)  to   16.77%
  2005         103     $1.22  to  $1.20      $126        --    1.15%  to  2.20%    4.27%     to    3.18%
-------------------------------------------------------------------------------------------------------

COL SM CO GRO, VS CL A
  2009          85     $1.52  to  $1.51      $129        --    1.15%  to  1.25%   24.22%     to   24.10%
  2008          92     $1.22  to  $1.22      $112        --    1.15%  to  1.25%  (41.50%)    to  (41.56%)
  2007         107     $2.09  to  $2.08      $223        --    1.15%  to  1.25%   12.16%     to   12.04%
  2006         131     $1.87  to  $1.86      $245        --    1.15%  to  1.25%   11.12%     to   11.01%
  2005         150     $1.68  to  $1.68      $251        --    1.15%  to  1.25%    1.54%     to    1.44%
-------------------------------------------------------------------------------------------------------

CS COMMODITY RETURN
  2009         686     $1.03  to  $1.03      $579    12.70%    1.00%  to  2.25%    1.50%(12) to    1.39%(12)
  2008         489     $0.72  to  $0.71      $351     1.34%    1.05%  to  2.20%  (34.42%)    to  (35.18%)
  2007         264     $1.10  to  $1.10      $292     9.54%    1.05%  to  2.20%   10.54%(8)  to    9.70%(8)
  2006          --        --         --        --        --       --         --      --              --
  2005          --        --         --        --        --       --         --      --              --
-------------------------------------------------------------------------------------------------------

CS U.S. EQ FLEX I
  2009         173     $1.08  to  $1.08      $187        --    1.40%  to  1.60%    8.34%(11) to    8.29%(11)
  2008         258     $0.82  to  $0.53      $149        --    1.40%  to  1.60%  (39.17%)    to  (39.29%)
  2007         270     $1.35  to  $0.87      $255        --    1.40%  to  1.60%   10.12%     to    9.90%
  2006         408     $1.23  to  $0.79      $346        --    1.40%  to  1.60%    0.48%     to    0.28%
  2005         424     $1.22  to  $0.79      $358        --    1.40%  to  1.60%    5.49%     to    5.28%
-------------------------------------------------------------------------------------------------------

DREY IP MIDCAP STOCK, SERV
  2009          73     $0.78  to  $0.97       $75     0.96%    1.05%  to  2.20%   33.92%     to   32.39%
  2008          72     $0.58  to  $0.73       $55     0.76%    1.05%  to  2.20%  (41.08%)    to  (41.75%)
  2007          73     $0.99  to  $1.25       $96     0.30%    1.05%  to  2.20%    0.32%     to   (0.84%)
  2006          75     $0.98  to  $1.26       $99     0.20%    1.05%  to  2.20%   (1.72%)(7) to    5.34%
  2005         101     $1.22  to  $1.20      $124        --    1.15%  to  2.20%    7.69%     to    6.57%
-------------------------------------------------------------------------------------------------------

DREY IP TECH GRO, SERV
  2009      13,031     $1.00  to  $1.04   $14,023     0.19%    1.05%  to  2.20%   55.44%     to   53.66%
  2008      16,569     $0.64  to  $0.68   $11,541        --    1.05%  to  2.20%  (41.86%)    to  (42.53%)
  2007      17,239     $1.11  to  $1.18   $20,781        --    1.05%  to  2.20%   13.24%     to   11.94%
  2006      35,608     $0.98  to  $1.06   $37,934        --    1.05%  to  2.20%   (2.07%)(7) to    1.78%
  2005      16,181     $1.06  to  $1.04   $16,948        --    1.15%  to  2.20%    2.30%     to    1.23%
-------------------------------------------------------------------------------------------------------

DREY SOC RESP GRO, INIT
  2009       1,559     $0.64  to  $1.31      $999     1.00%    1.20%  to  1.80%   32.16%     to   31.36%
  2008       1,941     $0.48  to  $1.00      $945     0.78%    1.20%  to  1.80%  (35.21%)    to  (35.60%)
  2007       2,566     $0.74  to  $1.55    $1,935     0.54%    1.20%  to  1.80%    6.49%     to    5.86%
  2006       2,879     $0.70  to  $1.46    $2,037     0.11%    1.20%  to  1.80%    7.90%     to    7.26%
  2005       3,272     $0.65  to  $1.36    $2,150        --    1.20%  to  1.80%    2.38%     to    1.77%
-------------------------------------------------------------------------------------------------------

DREY VIF APPR, SERV
  2009         554     $0.99  to  $1.02      $586     2.26%    1.05%  to  2.20%   20.96%     to   19.56%
  2008         672     $0.82  to  $0.85      $589     1.74%    1.05%  to  2.20%  (30.46%)    to  (31.25%)
  2007         731     $1.18  to  $1.24      $927     1.26%    1.05%  to  2.20%    5.73%     to    4.52%
  2006         684     $1.12  to  $1.18      $826     1.33%    1.05%  to  2.20%   12.07%(7)  to   13.68%
  2005         693     $1.06  to  $1.04      $730        --    1.15%  to  2.20%    2.93%     to    1.86%
-------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    453

                        AT DEC. 31                              FOR THE YEAR ENDED DEC. 31
        -----------------------------------------  ----------------------------------------------------
                         ACCUMULATION                               EXPENSE               TOTAL
                          UNIT VALUE        NET    INVESTMENT        RATIO               RETURN
            UNITS          LOWEST TO      ASSETS     INCOME        LOWEST TO            LOWEST TO
            (000S)          HIGHEST       (000S)    RATIO(1)      HIGHEST(2)           HIGHEST(3)
        -----------------------------------------------------------------------------------------------

DREY VIF INTL EQ, SERV
  2009         154     $1.02  to  $1.02      $119     2.56%    1.00%  to  2.25%    1.32%(12) to    1.21%(12)
  2008          50     $0.62  to  $0.61       $32     1.57%    1.05%  to  2.20%  (42.96%)    to  (43.61%)
  2007          20     $1.10  to  $1.09       $23        --    1.05%  to  2.20%    9.88%(8)  to    9.04%(8)
  2006          --        --         --        --        --       --         --      --              --
  2005          --        --         --        --        --       --         --      --              --
-------------------------------------------------------------------------------------------------------

DREY VIF INTL VAL, SERV
  2009         191     $1.02  to  $1.02      $232     3.77%    1.00%  to  2.25%    1.40%(12) to    1.29%(12)
  2008         217     $0.68  to  $0.92      $206     2.20%    1.05%  to  2.20%  (38.14%)    to  (38.84%)
  2007         306     $1.10  to  $1.51      $472     1.40%    1.05%  to  2.20%    2.82%     to    1.66%
  2006         211     $1.07  to  $1.49      $320     1.24%    1.05%  to  2.20%    6.35%(7)  to   19.72%
  2005         207     $1.26  to  $1.24      $259        --    1.15%  to  2.20%   10.41%     to    9.27%
-------------------------------------------------------------------------------------------------------

EV VT FLOATING-RATE INC
  2009     130,395     $1.02  to  $1.02  $130,494     4.79%    1.00%  to  2.25%    2.11%(12) to    2.00%(12)
  2008      95,579     $0.71  to  $0.70   $67,320     5.75%    1.05%  to  2.20%  (27.90%)    to  (28.73%)
  2007      70,167     $0.99  to  $0.98   $68,931     6.34%    1.05%  to  2.20%   (1.36%)(8) to   (2.12%)(8)
  2006          --        --         --        --        --       --         --      --              --
  2005          --        --         --        --        --       --         --      --              --
-------------------------------------------------------------------------------------------------------

EG VA CORE BOND, CL 2
  2009      31,791     $1.01  to  $0.89   $30,244     1.86%    1.00%  to  2.20%    6.82%     to    5.53%
  2008      33,671     $0.94  to  $0.84   $30,173     1.54%    1.00%  to  2.20%  (20.39%)    to  (21.33%)
  2007      43,866     $1.18  to  $1.07   $49,580     4.60%    1.00%  to  2.20%    3.85%     to    2.60%
  2006      46,474     $1.14  to  $1.04   $50,855     4.25%    1.00%  to  2.20%    2.93%     to    1.70%
  2005      43,577     $1.11  to  $1.02   $46,617     3.99%    1.00%  to  2.20%    1.16%     to   (0.04%)
-------------------------------------------------------------------------------------------------------

EG VA DIV CAP BUILDER, CL 2
  2009       1,071     $1.07  to  $1.02    $1,092     2.94%    1.00%  to  1.85%   38.55%     to   37.38%
  2008       1,483     $0.77  to  $0.74    $1,102        --    1.00%  to  1.85%  (46.19%)    to  (46.64%)
  2007       1,877     $1.43  to  $1.39    $2,603     3.78%    1.00%  to  1.85%    5.37%     to    4.47%
  2006       1,836     $1.36  to  $1.33    $2,424     2.12%    1.00%  to  1.85%    8.53%     to    7.61%
  2005       1,848     $1.25  to  $1.23    $2,260     2.07%    1.00%  to  1.85%    3.99%     to    3.11%
-------------------------------------------------------------------------------------------------------

EG VA DIV INC BUILDER, CL 1
  2009       2,372     $1.52  to  $1.47    $3,519     5.73%    1.00%  to  1.35%   31.96%     to   31.50%
  2008       3,138     $1.15  to  $1.11    $3,553     6.61%    1.00%  to  1.35%  (30.12%)    to  (30.37%)
  2007       4,464     $1.64  to  $1.60    $7,245     4.93%    1.00%  to  1.35%    2.67%     to    2.31%
  2006       4,726     $1.60  to  $1.56    $7,489     3.71%    1.00%  to  1.35%    4.89%     to    4.52%
  2005       4,264     $1.53  to  $1.50    $6,467     5.55%    1.00%  to  1.35%   (1.67%)    to   (2.01%)
-------------------------------------------------------------------------------------------------------

EG VA DIV INC BUILDER, CL 2
  2009      23,808     $1.29  to  $0.98   $27,217     5.40%    1.00%  to  2.20%   31.65%     to   30.08%
  2008      31,867     $0.98  to  $0.75   $27,821     6.78%    1.00%  to  2.20%  (30.29%)    to  (31.13%)
  2007      38,040     $1.41  to  $1.09   $48,095     4.80%    1.00%  to  2.20%    2.40%     to    1.17%
  2006      39,089     $1.37  to  $1.08   $48,654     3.33%    1.00%  to  2.20%    4.64%     to    3.39%
  2005      34,356     $1.31  to  $1.05   $41,286     5.89%    1.00%  to  2.20%   (1.99%)    to   (3.16%)
-------------------------------------------------------------------------------------------------------

EG VA FUNDAMENTAL LG CAP, CL 1
  2009         906     $1.22  to  $1.18    $1,084     1.24%    1.00%  to  1.35%   34.70%     to   34.23%
  2008       1,005     $0.91  to  $0.88      $895     1.27%    1.00%  to  1.35%  (33.52%)    to  (33.75%)
  2007       1,456     $1.37  to  $1.33    $1,957     1.11%    1.00%  to  1.35%    7.21%     to    6.83%
  2006       1,524     $1.28  to  $1.25    $1,916     1.26%    1.00%  to  1.35%   11.55%     to   11.17%
  2005       1,625     $1.14  to  $1.12    $1,836     1.07%    1.00%  to  1.35%    7.93%     to    7.55%
-------------------------------------------------------------------------------------------------------



 454    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                        AT DEC. 31                              FOR THE YEAR ENDED DEC. 31
        -----------------------------------------  ----------------------------------------------------
                         ACCUMULATION                               EXPENSE               TOTAL
                          UNIT VALUE        NET    INVESTMENT        RATIO               RETURN
            UNITS          LOWEST TO      ASSETS     INCOME        LOWEST TO            LOWEST TO
            (000S)          HIGHEST       (000S)    RATIO(1)      HIGHEST(2)           HIGHEST(3)
        -----------------------------------------------------------------------------------------------

EG VA FUNDAMENTAL LG CAP, CL 2
  2009      12,750     $1.52  to  $1.17   $18,236     1.04%    1.00%  to  2.20%   34.40%     to   32.79%
  2008      13,036     $1.13  to  $0.88   $14,026     1.26%    1.00%  to  2.20%  (33.67%)    to  (34.47%)
  2007      13,774     $1.70  to  $1.34   $22,549     0.81%    1.00%  to  2.20%    6.93%     to    5.65%
  2006      15,401     $1.59  to  $1.27   $23,638     1.11%    1.00%  to  2.20%   11.28%     to    9.97%
  2005      13,899     $1.43  to  $1.15   $19,414     0.80%    1.00%  to  2.20%    7.67%     to    6.38%
-------------------------------------------------------------------------------------------------------

EG VA GRO, CL 2
  2009       6,530     $1.55  to  $1.07    $8,838     0.01%    1.00%  to  2.20%   38.07%     to   36.40%
  2008       7,669     $1.12  to  $0.78    $7,577        --    1.00%  to  2.20%  (41.88%)    to  (42.57%)
  2007       8,126     $1.93  to  $1.36   $13,929        --    1.00%  to  2.20%    9.74%     to    8.42%
  2006       9,047     $1.76  to  $1.26   $14,207        --    1.00%  to  2.20%    9.54%     to    8.23%
  2005       8,790     $1.60  to  $1.16   $12,752        --    1.00%  to  2.20%    5.22%     to    3.96%
-------------------------------------------------------------------------------------------------------

EG VA HI INC, CL 2
  2009      14,490     $1.57  to  $1.19   $20,532     9.86%    1.00%  to  2.20%   50.16%     to   48.37%
  2008      17,577     $1.05  to  $0.80   $16,622     9.27%    1.00%  to  2.20%  (26.64%)    to  (27.51%)
  2007      21,190     $1.42  to  $1.11   $27,443     7.23%    1.00%  to  2.20%    1.49%     to    0.28%
  2006      22,325     $1.40  to  $1.10   $28,612     6.66%    1.00%  to  2.20%    7.59%     to    6.31%
  2005      21,254     $1.30  to  $1.04   $25,555     7.13%    1.00%  to  2.20%    0.24%     to   (0.95%)
-------------------------------------------------------------------------------------------------------

EG VA INTL EQ, CL 1
  2009       1,085     $1.31  to  $1.28    $1,401     3.63%    1.00%  to  1.35%   14.79%     to   14.39%
  2008       1,357     $1.14  to  $1.12    $1,531        --    1.00%  to  1.35%  (42.07%)    to  (42.27%)
  2007       2,523     $1.97  to  $1.94    $4,927     2.58%    1.00%  to  1.35%   13.85%     to   13.45%
  2006       2,404     $1.73  to  $1.71    $4,126     3.99%    1.00%  to  1.35%   21.94%     to   21.51%
  2005       1,909     $1.42  to  $1.41    $2,693     2.59%    1.00%  to  1.35%   14.85%     to   14.44%
-------------------------------------------------------------------------------------------------------

EG VA INTL EQ, CL 2
  2009      15,437     $1.49  to  $1.13   $21,192     3.06%    1.00%  to  2.20%   14.33%     to   12.96%
  2008      15,059     $1.30  to  $1.00   $18,267        --    1.00%  to  2.20%  (42.18%)    to  (42.87%)
  2007      16,065     $2.25  to  $1.74   $34,071     2.17%    1.00%  to  2.20%   13.58%     to   12.22%
  2006      17,374     $1.98  to  $1.55   $32,562     3.61%    1.00%  to  2.20%   21.67%     to   20.22%
  2005      15,120     $1.63  to  $1.29   $23,587     2.60%    1.00%  to  2.20%   14.53%     to   13.17%
-------------------------------------------------------------------------------------------------------

EG VA OMEGA, CL 1
  2009       2,147     $0.92  to  $0.89    $1,933     1.48%    1.00%  to  1.35%   42.54%     to   42.04%
  2008       2,756     $0.65  to  $0.63    $1,748        --    1.00%  to  1.35%  (27.92%)    to  (28.17%)
  2007       3,925     $0.90  to  $0.87    $3,460     0.52%    1.00%  to  1.35%   10.84%     to   10.45%
  2006       4,869     $0.81  to  $0.79    $3,883        --    1.00%  to  1.35%    4.96%     to    4.60%
  2005       5,603     $0.77  to  $0.76    $4,267     0.20%    1.00%  to  1.35%    2.82%     to    2.46%
-------------------------------------------------------------------------------------------------------

EG VA OMEGA, CL 2
  2009      17,016     $1.71  to  $1.19   $25,468     1.10%    1.00%  to  2.20%   42.16%     to   40.46%
  2008      20,004     $1.20  to  $0.85   $21,189        --    1.00%  to  2.20%  (28.13%)    to  (28.99%)
  2007      24,361     $1.68  to  $1.19   $36,073     0.28%    1.00%  to  2.20%   10.62%     to    9.29%
  2006      26,098     $1.52  to  $1.09   $35,221        --    1.00%  to  2.20%    4.65%     to    3.41%
  2005      21,581     $1.45  to  $1.06   $28,333     0.02%    1.00%  to  2.20%    2.54%     to    1.32%
-------------------------------------------------------------------------------------------------------

EG VA SPECIAL VAL, CL 1
  2009       2,364     $1.91  to  $1.85    $4,409     0.58%    1.00%  to  1.35%   28.11%     to   27.66%
  2008       3,345     $1.49  to  $1.45    $4,884     1.03%    1.00%  to  1.35%  (31.99%)    to  (32.23%)
  2007       4,902     $2.19  to  $2.13   $10,555     1.32%    1.00%  to  1.35%   (8.44%)    to   (8.76%)
  2006       5,639     $2.39  to  $2.34   $13,292     0.78%    1.00%  to  1.35%   20.34%     to   19.92%
  2005       5,716     $1.99  to  $1.95   $11,222     1.02%    1.00%  to  1.35%    9.66%     to    9.28%
-------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    455

                        AT DEC. 31                              FOR THE YEAR ENDED DEC. 31
        -----------------------------------------  ----------------------------------------------------
                         ACCUMULATION                               EXPENSE               TOTAL
                          UNIT VALUE        NET    INVESTMENT        RATIO               RETURN
            UNITS          LOWEST TO      ASSETS     INCOME        LOWEST TO            LOWEST TO
            (000S)          HIGHEST       (000S)    RATIO(1)      HIGHEST(2)           HIGHEST(3)
        -----------------------------------------------------------------------------------------------

EG VA SPECIAL VAL, CL 2
  2009       7,719     $1.51  to  $1.11   $11,168     0.38%    1.00%  to  2.20%   27.78%     to   26.27%
  2008       8,935     $1.18  to  $0.88   $10,171     0.84%    1.00%  to  2.20%  (32.16%)    to  (32.98%)
  2007      11,338     $1.74  to  $1.32   $19,125     1.15%    1.00%  to  2.20%   (8.65%)    to   (9.75%)
  2006      12,069     $1.91  to  $1.46   $22,370     0.51%    1.00%  to  2.20%   19.99%     to   18.56%
  2005      12,661     $1.59  to  $1.23   $19,614     0.78%    1.00%  to  2.20%    9.38%     to    8.08%
-------------------------------------------------------------------------------------------------------

FID VIP BAL, SERV CL
  2009         234     $1.13  to  $1.12      $262     1.58%    1.15%  to  1.25%   36.78%     to   36.64%
  2008         382     $0.83  to  $0.82      $313     1.46%    1.15%  to  1.25%  (34.78%)    to  (34.84%)
  2007         479     $1.27  to  $1.26      $601     2.95%    1.15%  to  1.25%    7.65%     to    7.54%
  2006         499     $1.18  to  $1.17      $582     1.91%    1.15%  to  1.25%   10.37%     to   10.26%
  2005         517     $1.07  to  $1.06      $548     2.49%    1.15%  to  1.25%    4.40%     to    4.30%
-------------------------------------------------------------------------------------------------------

FID VIP BAL, SERV CL 2
  2009          58     $1.19  to  $1.12       $69     1.51%    1.40%  to  1.80%   36.40%     to   35.86%
  2008         120     $0.87  to  $0.82      $104     1.14%    1.40%  to  1.80%  (35.06%)    to  (35.32%)
  2007         277     $1.34  to  $1.28      $368     3.02%    1.40%  to  1.80%    7.20%     to    6.77%
  2006         247     $1.25  to  $1.19      $301     1.74%    1.40%  to  1.80%    9.95%     to    9.51%
  2005         261     $1.14  to  $1.09      $289     2.49%    1.40%  to  1.80%    4.06%     to    3.64%
-------------------------------------------------------------------------------------------------------

FID VIP CONTRAFUND, SERV CL
  2009       6,344     $1.25  to  $1.21    $7,738     1.22%    1.00%  to  1.35%   34.32%     to   33.85%
  2008       9,274     $0.93  to  $0.90    $8,451     0.72%    1.00%  to  1.35%  (43.19%)    to  (43.39%)
  2007      13,814     $1.64  to  $1.59   $22,224     0.84%    1.00%  to  1.35%   16.33%     to   15.92%
  2006      15,108     $1.41  to  $1.37   $20,941     1.11%    1.00%  to  1.35%   10.48%     to   10.10%
  2005      15,494     $1.27  to  $1.25   $19,486     0.20%    1.00%  to  1.35%   15.69%     to   15.29%
-------------------------------------------------------------------------------------------------------

FID VIP CONTRAFUND, SERV CL 2
  2009     170,078     $1.41  to  $1.04  $228,932     0.99%    1.00%  to  2.25%   34.12%     to    3.59%(12)
  2008     272,162     $1.05  to  $0.88  $271,440     0.83%    1.00%  to  2.20%  (43.26%)    to  (43.94%)
  2007     258,353     $1.85  to  $1.58  $460,760     0.69%    1.00%  to  2.20%   16.13%     to   14.74%
  2006     269,792     $1.59  to  $1.37  $418,463     1.12%    1.00%  to  2.20%   10.33%     to    9.01%
  2005     132,971     $1.44  to  $1.26  $192,209     0.09%    1.00%  to  2.20%   15.49%     to   14.12%
-------------------------------------------------------------------------------------------------------

FID VIP DYN APPR, SERV CL 2
  2009         899     $1.18  to  $1.35    $1,047     0.02%    1.20%  to  1.80%   34.17%     to   33.37%
  2008       1,260     $0.88  to  $1.01    $1,105     0.42%    1.20%  to  1.80%  (42.05%)    to  (42.40%)
  2007       1,556     $1.52  to  $1.76    $2,417     0.12%    1.20%  to  1.80%    5.45%     to    4.81%
  2006       1,613     $1.44  to  $1.68    $2,387     0.27%    1.20%  to  1.80%   12.46%     to   11.79%
  2005       1,272     $1.28  to  $1.50    $1,620        --    1.20%  to  1.80%   19.24%     to   18.53%
-------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL
  2009       3,458     $0.88  to  $0.88    $3,025     0.94%    1.15%  to  1.60%   25.71%     to   25.14%
  2008       4,294     $0.70  to  $0.70    $3,000     0.98%    1.15%  to  1.60%  (42.44%)    to  (42.70%)
  2007       5,750     $1.22  to  $1.22    $7,005     1.65%    1.15%  to  1.60%   10.71%     to   10.21%
  2006       6,546     $1.10  to  $1.11    $7,229     0.83%    1.15%  to  1.60%   11.72%     to   11.22%
  2005       7,340     $0.98  to  $1.00    $7,280     1.45%    1.15%  to  1.60%    6.30%     to    5.82%
-------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL 2
  2009         178     $0.99  to  $0.96      $175     0.85%    1.40%  to  1.80%   25.25%     to   24.77%
  2008         219     $0.79  to  $0.77      $172     0.52%    1.40%  to  1.80%  (42.71%)    to  (42.93%)
  2007         531     $1.38  to  $1.35      $730     1.30%    1.40%  to  1.80%   10.29%     to    9.86%
  2006         798     $1.25  to  $1.23      $996     0.70%    1.40%  to  1.80%   11.29%     to   10.86%
  2005         860     $1.12  to  $1.11      $966     1.32%    1.40%  to  1.80%    5.91%     to    5.49%
-------------------------------------------------------------------------------------------------------



 456    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                        AT DEC. 31                              FOR THE YEAR ENDED DEC. 31
        -----------------------------------------  ----------------------------------------------------
                         ACCUMULATION                               EXPENSE               TOTAL
                          UNIT VALUE        NET    INVESTMENT        RATIO               RETURN
            UNITS          LOWEST TO      ASSETS     INCOME        LOWEST TO            LOWEST TO
            (000S)          HIGHEST       (000S)    RATIO(1)      HIGHEST(2)           HIGHEST(3)
        -----------------------------------------------------------------------------------------------

FID VIP GRO, SERV CL
  2009         144     $0.70  to  $0.69      $101     0.36%    1.15%  to  1.25%   26.68%     to   26.56%
  2008         147     $0.55  to  $0.55       $81     0.65%    1.15%  to  1.25%  (47.84%)    to  (47.89%)
  2007         187     $1.06  to  $1.05      $198     0.66%    1.15%  to  1.25%   25.41%     to   25.29%
  2006         243     $0.85  to  $0.84      $205     0.29%    1.15%  to  1.25%    5.52%     to    5.41%
  2005         282     $0.80  to  $0.80      $225     0.38%    1.15%  to  1.25%    4.47%     to    4.37%
-------------------------------------------------------------------------------------------------------

FID VIP GRO, SERV CL 2
  2009       3,566     $0.91  to  $0.88    $3,296     0.20%    1.00%  to  2.20%   26.69%     to   25.18%
  2008       3,980     $0.72  to  $0.71    $2,929     0.52%    1.00%  to  2.20%  (47.83%)    to  (48.46%)
  2007       4,959     $1.38  to  $1.37    $7,008     0.38%    1.00%  to  2.20%   25.39%     to   23.89%
  2006       5,423     $1.10  to  $1.10    $6,097     0.16%    1.00%  to  2.20%    5.52%     to    4.26%
  2005       5,147     $1.05  to  $1.06    $5,538     0.28%    1.00%  to  2.20%    4.46%     to    3.22%
-------------------------------------------------------------------------------------------------------

FID VIP HI INC, SERV CL
  2009       2,315     $1.21  to  $1.17    $2,731     8.17%    1.00%  to  1.35%   42.35%     to   41.85%
  2008       2,896     $0.85  to  $0.82    $2,417     7.70%    1.00%  to  1.35%  (25.81%)    to  (26.07%)
  2007       3,798     $1.14  to  $1.11    $4,279     8.21%    1.00%  to  1.35%    1.63%     to    1.27%
  2006       3,734     $1.12  to  $1.10    $4,149     8.07%    1.00%  to  1.35%   10.08%     to    9.69%
  2005       3,550     $1.02  to  $1.00    $3,597    14.59%    1.00%  to  1.35%    1.51%     to    1.15%
-------------------------------------------------------------------------------------------------------

FID VIP HI INC, SERV CL 2
  2009         748     $1.49  to  $1.48    $1,090     7.19%    1.20%  to  1.80%   41.75%     to   40.92%
  2008       1,011     $1.05  to  $1.05    $1,042     6.73%    1.20%  to  1.80%  (26.04%)    to  (26.48%)
  2007       1,581     $1.42  to  $1.43    $2,210     7.40%    1.20%  to  1.80%    1.31%     to    0.71%
  2006       1,815     $1.40  to  $1.42    $2,506     8.69%    1.20%  to  1.80%    9.70%     to    9.05%
  2005       1,584     $1.27  to  $1.30    $1,996    14.72%    1.20%  to  1.80%    1.09%     to    0.50%
-------------------------------------------------------------------------------------------------------

FID VIP INVEST GR, SERV CL 2
  2009     201,937     $0.99  to  $0.99  $235,281     8.45%    1.00%  to  2.25%   (1.12%)(12)to   (1.23%)(12)
  2008     181,670     $1.02  to  $1.00  $186,243     3.86%    1.05%  to  2.20%   (4.47%)    to   (5.56%)
  2007     187,623     $1.07  to  $1.06  $202,610     2.39%    1.05%  to  2.20%    2.99%     to    1.81%
  2006      68,197     $1.04  to  $1.04   $72,153     3.13%    1.05%  to  2.20%    4.37%(7)  to    1.88%
  2005      49,124     $1.04  to  $1.03   $50,777     1.81%    1.15%  to  2.20%    0.73%     to   (0.32%)
-------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL
  2009       7,006     $2.16  to  $1.94   $15,585     0.55%    1.00%  to  1.60%   38.62%     to   37.79%
  2008       9,170     $1.56  to  $1.41   $14,784     0.34%    1.00%  to  1.60%  (40.11%)    to  (40.47%)
  2007      12,971     $2.61  to  $2.36   $35,213     0.71%    1.00%  to  1.60%   14.33%     to   13.64%
  2006      15,989     $2.28  to  $2.08   $37,793     0.27%    1.00%  to  1.60%   11.47%     to   10.81%
  2005      18,124     $2.04  to  $1.88   $38,529     1.67%    1.00%  to  1.60%   17.03%     to   16.33%
-------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL 2
  2009      79,692     $1.76  to  $1.02  $129,650     0.42%    1.00%  to  2.25%   38.36%     to    1.44%(12)
  2008     107,921     $1.27  to  $1.02  $127,460     0.26%    1.00%  to  2.20%  (40.21%)    to  (40.92%)
  2007      76,055     $2.13  to  $1.73  $155,334     0.49%    1.00%  to  2.20%   14.18%     to   12.81%
  2006      58,113     $1.86  to  $1.53  $107,088     0.15%    1.00%  to  2.20%   11.29%     to    9.96%
  2005      36,247     $1.68  to  $1.40   $62,745     1.46%    1.00%  to  2.20%   16.84%     to   15.45%
-------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL
  2009         867     $1.03  to  $0.82      $761     1.62%    1.40%  to  1.60%   24.68%     to   24.43%
  2008       1,856     $0.83  to  $0.66    $1,273     2.27%    1.40%  to  1.60%  (44.65%)    to  (44.76%)
  2007       2,253     $1.49  to  $1.19    $2,820     3.19%    1.40%  to  1.60%   15.57%     to   15.34%
  2006       1,776     $1.29  to  $1.04    $1,979     0.79%    1.40%  to  1.60%   16.31%     to   16.08%
  2005       1,809     $1.11  to  $0.89    $1,726     0.58%    1.40%  to  1.60%   17.32%     to   17.09%
-------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    457

                        AT DEC. 31                              FOR THE YEAR ENDED DEC. 31
        -----------------------------------------  ----------------------------------------------------
                         ACCUMULATION                               EXPENSE               TOTAL
                          UNIT VALUE        NET    INVESTMENT        RATIO               RETURN
            UNITS          LOWEST TO      ASSETS     INCOME        LOWEST TO            LOWEST TO
            (000S)          HIGHEST       (000S)    RATIO(1)      HIGHEST(2)           HIGHEST(3)
        -----------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL 2
  2009      22,843     $1.32  to  $1.01   $29,145     1.89%    1.00%  to  2.25%   24.96%     to    1.47%(12)
  2008      24,644     $1.06  to  $0.92   $25,327     2.60%    1.00%  to  2.20%  (44.52%)    to  (45.18%)
  2007      23,508     $1.90  to  $1.68   $44,136     2.82%    1.00%  to  2.20%   15.88%     to   14.49%
  2006      26,417     $1.64  to  $1.47   $43,371     0.68%    1.00%  to  2.20%   16.60%     to   15.22%
  2005      24,158     $1.41  to  $1.27   $34,412     0.37%    1.00%  to  2.20%   17.60%     to   16.21%
-------------------------------------------------------------------------------------------------------

FTVIPT FRANK GLOBAL REAL EST, CL 2
  2009       4,996     $1.16  to  $0.89    $6,794    14.22%    1.00%  to  2.20%   17.90%     to   16.50%
  2008       6,199     $0.98  to  $0.77    $7,105     1.08%    1.00%  to  2.20%  (42.97%)    to  (43.65%)
  2007       8,046     $1.72  to  $1.36   $16,392     2.13%    1.00%  to  2.20%  (21.65%)    to  (22.59%)
  2006       6,095     $2.20  to  $1.76   $17,487     1.99%    1.00%  to  2.20%   19.39%     to   17.97%
  2005       6,763     $1.84  to  $1.49   $16,290     1.40%    1.00%  to  2.20%   12.35%     to   11.01%
-------------------------------------------------------------------------------------------------------

FTVIPT FRANK INC SEC, CL 2
  2009      15,924     $1.04  to  $1.04   $23,670     8.05%    1.00%  to  2.25%    3.66%(12) to    3.55%(12)
  2008      18,729     $0.79  to  $0.90   $20,865     5.48%    1.05%  to  2.20%  (30.39%)    to  (31.20%)
  2007      23,205     $1.14  to  $1.30   $37,538     3.38%    1.05%  to  2.20%    2.67%     to    1.49%
  2006      22,695     $1.11  to  $1.29   $36,224     3.57%    1.05%  to  2.20%   11.39%(7)  to   15.69%
  2005      21,918     $1.13  to  $1.11   $30,231     3.52%    1.15%  to  2.20%    0.45%     to   (0.61%)
-------------------------------------------------------------------------------------------------------

FTVIPT FRANK RISING DIVD, CL 2
  2009         746     $0.87  to  $0.98      $749     1.49%    1.05%  to  2.20%   16.12%     to   14.80%
  2008       1,111     $0.75  to  $0.86      $964     1.85%    1.05%  to  2.20%  (27.86%)    to  (28.69%)
  2007       1,164     $1.03  to  $1.20    $1,412     2.47%    1.05%  to  2.20%   (3.71%)    to   (4.82%)
  2006         780     $1.07  to  $1.26      $993     1.08%    1.05%  to  2.20%    7.96%(7)  to   14.59%
  2005         630     $1.12  to  $1.10      $698     0.96%    1.15%  to  2.20%    2.25%     to    1.18%
-------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM CAP VAL, CL 2
  2009       4,825     $1.31  to  $1.63    $6,963     1.71%    1.00%  to  1.85%   27.87%     to   26.79%
  2008       5,913     $1.02  to  $1.28    $6,703     1.16%    1.00%  to  1.85%  (33.68%)    to  (34.25%)
  2007       7,074     $1.54  to  $1.95   $11,951     0.64%    1.00%  to  1.85%   (3.36%)    to   (4.18%)
  2006       7,825     $1.60  to  $2.04   $13,758     0.64%    1.00%  to  1.85%   15.82%     to   14.84%
  2005       8,048     $1.38  to  $1.77   $12,183     0.74%    1.00%  to  1.85%    7.69%     to    6.78%
-------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM MID CAP GRO, CL 2
  2009      16,697     $0.79  to  $1.01   $12,245        --    1.00%  to  2.20%   42.15%     to   40.45%
  2008      20,487     $0.56  to  $0.72   $10,708        --    1.00%  to  2.20%  (43.07%)    to  (43.75%)
  2007      25,432     $0.98  to  $1.27   $23,347        --    1.00%  to  2.20%   10.13%     to    8.80%
  2006      29,402     $0.89  to  $1.17   $24,298        --    1.00%  to  2.20%    7.61%     to    6.33%
  2005      33,112     $0.83  to  $1.10   $25,381        --    1.00%  to  2.20%    3.75%     to    2.51%
-------------------------------------------------------------------------------------------------------

FTVIPT MUTUAL SHARES SEC, CL 2
  2009      51,247     $1.43  to  $1.05   $72,174     1.89%    1.00%  to  2.20%   24.79%     to   23.31%
  2008      62,660     $1.14  to  $0.85   $70,942     2.87%    1.00%  to  2.20%  (37.74%)    to  (38.48%)
  2007      84,105     $1.84  to  $1.38  $153,569     1.68%    1.00%  to  2.20%    2.44%     to    1.22%
  2006     120,060     $1.79  to  $1.36  $207,311     1.24%    1.00%  to  2.20%   17.21%     to   15.81%
  2005      92,896     $1.53  to  $1.18  $142,568     0.89%    1.00%  to  2.20%    9.46%     to    8.16%
-------------------------------------------------------------------------------------------------------

FTVIPT TEMP DEV MKTS SEC, CL 2
  2009         538     $2.40  to  $2.32    $1,262     4.54%    1.00%  to  1.35%   70.88%     to   70.28%
  2008         661     $1.40  to  $1.36      $927     2.86%    1.00%  to  1.35%  (53.18%)    to  (53.34%)
  2007         954     $2.99  to  $2.92    $2,855     2.21%    1.00%  to  1.35%   27.50%     to   27.05%
  2006         843     $2.35  to  $2.30    $1,996     1.20%    1.00%  to  1.35%   26.82%     to   26.38%
  2005         884     $1.85  to  $1.82    $1,658     1.25%    1.00%  to  1.35%   26.16%     to   25.72%
-------------------------------------------------------------------------------------------------------



 458    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                        AT DEC. 31                              FOR THE YEAR ENDED DEC. 31
        -----------------------------------------  ----------------------------------------------------
                         ACCUMULATION                               EXPENSE               TOTAL
                          UNIT VALUE        NET    INVESTMENT        RATIO               RETURN
            UNITS          LOWEST TO      ASSETS     INCOME        LOWEST TO            LOWEST TO
            (000S)          HIGHEST       (000S)    RATIO(1)      HIGHEST(2)           HIGHEST(3)
        -----------------------------------------------------------------------------------------------

FTVIPT TEMP FOR SEC, CL 2
  2009      13,232     $1.26  to  $1.79   $17,729     3.63%    1.00%  to  1.85%   35.68%     to   34.53%
  2008      17,025     $0.93  to  $1.33   $16,811     2.42%    1.00%  to  1.85%  (40.97%)    to  (41.47%)
  2007      20,887     $1.57  to  $2.27   $35,247     1.98%    1.00%  to  1.85%   14.30%     to   13.33%
  2006      22,383     $1.38  to  $2.00   $33,069     1.25%    1.00%  to  1.85%   20.24%     to   19.23%
  2005      22,245     $1.14  to  $1.68   $27,411     1.17%    1.00%  to  1.85%    9.08%     to    8.16%
-------------------------------------------------------------------------------------------------------

FTVIPT TEMP GLOBAL BOND, CL 2
  2009     149,278     $1.01  to  $1.00  $237,224    14.66%    1.00%  to  2.25%    0.79%(12) to    0.68%(12)
  2008     140,067     $1.21  to  $1.36  $191,200     3.73%    1.05%  to  2.20%    5.10%     to    3.89%
  2007     157,788     $1.15  to  $1.31  $207,049     2.81%    1.05%  to  2.20%    9.84%     to    8.58%
  2006     103,036     $1.05  to  $1.21  $124,797     2.76%    1.05%  to  2.20%    4.68%(7)  to   10.32%
  2005      40,863     $1.12  to  $1.10   $45,183     5.96%    1.15%  to  2.20%   (4.19%)    to   (5.18%)
-------------------------------------------------------------------------------------------------------

FTVIPT TEMP GRO SEC, CL 2
  2009       3,685     $1.02  to  $1.02    $3,685     3.19%    1.00%  to  2.25%    3.09%(12) to    2.98%(12)
  2008       3,541     $0.64  to  $0.80    $2,776     1.78%    1.05%  to  2.20%  (42.93%)    to  (43.59%)
  2007       3,887     $1.12  to  $1.42    $5,432     1.36%    1.05%  to  2.20%    1.27%     to    0.11%
  2006       2,957     $1.11  to  $1.42    $4,151     1.30%    1.05%  to  2.20%   10.85%(7)  to   19.17%
  2005       2,253     $1.21  to  $1.19    $2,707     1.18%    1.15%  to  2.20%    7.62%     to    6.51%
-------------------------------------------------------------------------------------------------------

GS VIT STRATEGIC GRO, INST
  2009         691     $0.86  to  $0.76      $533     0.52%    1.40%  to  1.60%   45.69%     to   45.40%
  2008         590     $0.59  to  $0.52      $315     0.11%    1.40%  to  1.60%  (42.57%)    to  (42.68%)
  2007         879     $1.02  to  $0.91      $821     0.16%    1.40%  to  1.60%    8.59%     to    8.37%
  2006       1,191     $0.94  to  $0.84    $1,033     0.12%    1.40%  to  1.60%    7.05%     to    6.84%
  2005       1,497     $0.88  to  $0.79    $1,214     0.14%    1.40%  to  1.60%    1.52%     to    1.31%
-------------------------------------------------------------------------------------------------------

GS VIT MID CAP VAL, INST
  2009      72,480     $1.05  to  $1.05  $113,332     1.73%    1.00%  to  2.25%    4.55%(12) to    4.44%(12)
  2008      85,198     $0.69  to  $0.93  $101,943     1.09%    1.05%  to  2.20%  (37.71%)    to  (38.42%)
  2007      84,709     $1.10  to  $1.51  $165,284     0.83%    1.05%  to  2.20%    2.12%     to    0.95%
  2006      70,189     $1.08  to  $1.49  $136,205     1.28%    1.05%  to  2.20%    8.18%(7)  to   13.64%
  2005      36,087     $1.34  to  $1.32   $63,888     0.77%    1.15%  to  2.20%   11.54%     to   10.38%
-------------------------------------------------------------------------------------------------------

GS VIT STRATEGIC INTL EQ, INST
  2009         299     $0.97  to  $0.75      $233     1.76%    1.40%  to  1.60%   26.90%     to   26.64%
  2008         389     $0.77  to  $0.59      $244     2.86%    1.40%  to  1.60%  (46.71%)    to  (46.82%)
  2007         527     $1.44  to  $1.11      $616     1.09%    1.40%  to  1.60%    6.38%     to    6.16%
  2006         709     $1.35  to  $1.04      $785     1.48%    1.40%  to  1.60%   20.41%     to   20.17%
  2005         881     $1.12  to  $0.87      $815     0.33%    1.40%  to  1.60%   12.13%     to   11.90%
-------------------------------------------------------------------------------------------------------

GS VIT STRUCTD U.S. EQ, INST
  2009       5,282     $1.02  to  $1.02    $3,976     1.84%    1.00%  to  2.25%    1.70%(12) to    1.59%(12)
  2008       7,116     $0.59  to  $0.58    $4,500     1.44%    1.05%  to  2.20%  (37.66%)    to  (38.36%)
  2007       9,161     $0.94  to  $0.93    $9,424     1.00%    1.05%  to  2.20%   (6.03%)(8) to   (6.75%)(8)
  2006      10,305     $1.05  to  $1.75   $10,954     1.08%    1.20%  to  1.80%   11.55%     to   10.88%
  2005      11,128     $0.94  to  $1.57   $10,517     0.80%    1.20%  to  1.80%    5.24%     to    4.61%
-------------------------------------------------------------------------------------------------------

JANUS ASPEN BAL, INST
  2009       1,456     $2.22  to  $2.22    $3,230     2.95%    1.40%  to  1.40%   24.14%     to   24.14%
  2008       1,819     $1.79  to  $1.79    $3,250     2.52%    1.40%  to  1.40%  (17.01%)    to  (17.01%)
  2007       2,498     $2.15  to  $2.15    $5,378     2.35%    1.40%  to  1.40%    8.99%     to    8.99%
  2006       3,777     $1.98  to  $1.98    $7,461     2.01%    1.40%  to  1.40%    9.19%     to    9.19%
  2005       5,177     $1.81  to  $1.81    $9,366     2.22%    1.40%  to  1.40%    6.45%     to    6.45%
-------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    459

                        AT DEC. 31                              FOR THE YEAR ENDED DEC. 31
        -----------------------------------------  ----------------------------------------------------
                         ACCUMULATION                               EXPENSE               TOTAL
                          UNIT VALUE        NET    INVESTMENT        RATIO               RETURN
            UNITS          LOWEST TO      ASSETS     INCOME        LOWEST TO            LOWEST TO
            (000S)          HIGHEST       (000S)    RATIO(1)      HIGHEST(2)           HIGHEST(3)
        -----------------------------------------------------------------------------------------------

JANUS ASPEN ENTERPRISE, SERV
  2009       1,877     $0.61  to  $0.45      $928        --    1.15%  to  1.60%   42.79%     to   42.15%
  2008       2,527     $0.43  to  $0.31      $870     0.06%    1.15%  to  1.60%  (44.50%)    to  (44.75%)
  2007       3,234     $0.77  to  $0.57    $2,056     0.07%    1.15%  to  1.60%   20.34%     to   19.80%
  2006       3,954     $0.64  to  $0.48    $2,097        --    1.15%  to  1.60%   12.01%     to   11.51%
  2005       4,722     $0.57  to  $0.43    $2,236        --    1.15%  to  1.60%   10.75%     to   10.25%
-------------------------------------------------------------------------------------------------------

JANUS ASPEN GLOBAL TECH, SERV
  2009         726     $0.46  to  $0.41      $307        --    1.15%  to  1.60%   55.10%     to   54.41%
  2008         802     $0.30  to  $0.27      $219     0.08%    1.15%  to  1.60%  (44.61%)    to  (44.86%)
  2007       1,050     $0.53  to  $0.49      $518     0.27%    1.15%  to  1.60%   20.30%     to   19.76%
  2006       1,532     $0.44  to  $0.41      $629        --    1.15%  to  1.60%    6.60%     to    6.12%
  2005       2,118     $0.42  to  $0.38      $818        --    1.15%  to  1.60%   10.28%     to    9.78%
-------------------------------------------------------------------------------------------------------

JANUS ASPEN JANUS, SERV
  2009     293,286     $1.04  to  $1.04  $234,923     0.38%    1.00%  to  2.25%    3.54%(12) to    3.43%(12)
  2008     245,828     $0.63  to  $0.62  $146,734     0.63%    1.05%  to  2.20%  (40.50%)    to  (41.18%)
  2007     174,801     $1.06  to  $1.05  $175,179     0.66%    1.05%  to  2.20%    5.92%(8)  to    5.11%(8)
  2006       6,143     $0.70  to  $0.64    $3,993     0.28%    1.15%  to  1.60%    9.86%     to    9.37%
  2005       7,238     $0.64  to  $0.58    $4,296     0.13%    1.15%  to  1.60%    2.82%     to    2.37%
-------------------------------------------------------------------------------------------------------

JANUS ASPEN OVERSEAS, SERV
  2009       2,693     $1.35  to  $1.21    $3,339     0.41%    1.40%  to  1.60%   76.58%     to   76.23%
  2008       3,518     $0.76  to  $0.69    $2,478     1.11%    1.40%  to  1.60%  (52.89%)    to  (52.99%)
  2007       3,917     $1.62  to  $1.46    $5,905     0.44%    1.40%  to  1.60%   26.23%     to   25.98%
  2006       4,251     $1.29  to  $1.16    $5,112     1.87%    1.40%  to  1.60%   44.60%     to   44.31%
  2005       4,308     $0.89  to  $0.80    $3,582     1.08%    1.40%  to  1.60%   30.11%     to   29.85%
-------------------------------------------------------------------------------------------------------

JANUS ASPEN WORLD, INST
  2009         841     $1.22  to  $1.22    $1,023     1.42%    1.40%  to  1.40%   35.79%     to   35.79%
  2008         962     $0.90  to  $0.90      $866     1.14%    1.40%  to  1.40%  (45.43%)    to  (45.43%)
  2007       1,308     $1.64  to  $1.64    $2,156     0.70%    1.40%  to  1.40%    8.10%     to    8.10%
  2006       1,907     $1.52  to  $1.52    $2,903     1.68%    1.40%  to  1.40%   16.57%     to   16.57%
  2005       2,653     $1.30  to  $1.30    $3,462     1.34%    1.40%  to  1.40%    4.40%     to    4.40%
-------------------------------------------------------------------------------------------------------

JPM INS TRUST U.S. EQ, CL 1
  2009         459     $1.33  to  $1.32      $608        --    1.40%  to  1.60%   32.54%(10) to   32.35%(10)
  2008          --        --         --        --        --       --         --      --              --
  2007          --        --         --        --        --       --         --      --              --
  2006          --        --         --        --        --       --         --      --              --
  2005          --        --         --        --        --       --         --      --              --
-------------------------------------------------------------------------------------------------------

LAZARD RETIRE INTL EQ, SERV
  2009         171     $0.97  to  $0.94      $163     2.16%    1.40%  to  1.60%   19.77%     to   19.53%
  2008         335     $0.81  to  $0.79      $266     0.98%    1.40%  to  1.60%  (37.89%)    to  (38.02%)
  2007         542     $1.30  to  $1.27      $696     2.40%    1.40%  to  1.60%    9.24%     to    9.02%
  2006         610     $1.19  to  $1.17      $716     1.02%    1.40%  to  1.60%   20.83%     to   20.59%
  2005         630     $0.99  to  $0.97      $613     0.94%    1.40%  to  1.60%    9.11%     to    8.90%
-------------------------------------------------------------------------------------------------------

LAZARD RETIRE U.S. STRATEGIC, SERV
  2009         192     $0.93  to  $0.99      $186     0.87%    1.40%  to  1.60%   25.08%     to   24.83%
  2008         213     $0.74  to  $0.79      $165     0.66%    1.40%  to  1.60%  (36.19%)    to  (36.31%)
  2007         381     $1.17  to  $1.25      $463     1.12%    1.40%  to  1.60%   (2.34%)    to   (2.54%)
  2006         375     $1.19  to  $1.28      $467     0.67%    1.40%  to  1.60%   15.86%     to   15.62%
  2005         427     $1.03  to  $1.11      $461     0.74%    1.40%  to  1.60%    1.94%     to    1.74%
-------------------------------------------------------------------------------------------------------



 460    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                        AT DEC. 31                              FOR THE YEAR ENDED DEC. 31
        -----------------------------------------  ----------------------------------------------------
                         ACCUMULATION                               EXPENSE               TOTAL
                          UNIT VALUE        NET    INVESTMENT        RATIO               RETURN
            UNITS          LOWEST TO      ASSETS     INCOME        LOWEST TO            LOWEST TO
            (000S)          HIGHEST       (000S)    RATIO(1)      HIGHEST(2)           HIGHEST(3)
        -----------------------------------------------------------------------------------------------

LM CB VAR SM CAP GRO, CL I
  2009         188     $1.07  to  $1.07      $160        --    1.00%  to  2.25%    7.21%(12) to    7.09%(12)
  2008          39     $0.61  to  $0.59       $24        --    1.05%  to  2.20%  (41.33%)    to  (42.00%)
  2007          23     $1.03  to  $1.03       $25        --    1.05%  to  2.20%    3.26%(8)  to    2.46%(8)
  2006          --        --         --        --        --       --         --      --              --
  2005          --        --         --        --        --       --         --      --              --
-------------------------------------------------------------------------------------------------------

LVIP BARON GRO OPP, SERV CL
  2009         766     $1.65  to  $1.36    $1,101        --    1.40%  to  1.60%   36.40%     to   36.13%
  2008         888     $1.21  to  $1.00      $934        --    1.40%  to  1.60%  (39.98%)    to  (40.10%)
  2007       1,284     $2.01  to  $1.67    $2,241        --    1.40%  to  1.60%    1.96%     to    1.76%
  2006       1,601     $1.97  to  $1.64    $2,747        --    1.40%  to  1.60%   13.92%     to   13.70%
  2005       1,840     $1.73  to  $1.44    $2,780        --    1.40%  to  1.60%    1.93%     to    1.73%
-------------------------------------------------------------------------------------------------------

MFS INV GRO STOCK, SERV CL
  2009       3,639     $0.68  to  $1.04    $2,690     0.45%    1.00%  to  2.20%   37.71%     to   36.08%
  2008       4,743     $0.50  to  $0.77    $2,549     0.30%    1.00%  to  2.20%  (37.61%)    to  (38.35%)
  2007       5,740     $0.80  to  $1.24    $4,916     0.08%    1.00%  to  2.20%    9.92%     to    8.60%
  2006       6,710     $0.72  to  $1.15    $5,196        --    1.00%  to  2.20%    6.24%     to    4.98%
  2005       7,220     $0.68  to  $1.09    $5,293     0.15%    1.00%  to  2.20%    3.19%     to    1.97%
-------------------------------------------------------------------------------------------------------

MFS INV TRUST, INIT CL
  2009       3,227     $0.96  to  $1.42    $2,990     1.70%    1.15%  to  1.80%   25.44%     to   24.63%
  2008       4,021     $0.77  to  $1.14    $2,984     0.85%    1.15%  to  1.80%  (33.84%)    to  (34.28%)
  2007       4,718     $1.16  to  $1.73    $5,305     0.86%    1.15%  to  1.80%    9.04%     to    8.33%
  2006       5,745     $1.06  to  $1.60    $5,937     0.51%    1.15%  to  1.80%   11.70%     to   10.98%
  2005       6,865     $0.95  to  $1.44    $6,358     0.55%    1.15%  to  1.80%    6.09%     to    5.40%
-------------------------------------------------------------------------------------------------------

MFS INV TRUST, SERV CL
  2009         500     $0.90  to  $1.06      $472     1.24%    1.15%  to  1.80%   25.11%     to   24.30%
  2008         687     $0.72  to  $0.85      $526     0.52%    1.15%  to  1.80%  (34.02%)    to  (34.45%)
  2007         920     $1.08  to  $1.30    $1,072     0.58%    1.15%  to  1.80%    8.77%     to    8.06%
  2006         986     $1.00  to  $1.21    $1,061     0.26%    1.15%  to  1.80%   11.41%     to   10.69%
  2005         976     $0.89  to  $1.09      $936     0.31%    1.15%  to  1.80%    5.80%     to    5.13%
-------------------------------------------------------------------------------------------------------

MFS NEW DIS, INIT CL
  2009       1,168     $1.40  to  $0.85    $1,287        --    1.15%  to  1.60%   61.32%     to   60.59%
  2008       1,357     $0.86  to  $0.53      $928        --    1.15%  to  1.60%  (40.02%)    to  (40.29%)
  2007       1,688     $1.44  to  $0.89    $1,915        --    1.15%  to  1.60%    1.34%     to    0.88%
  2006       3,011     $1.42  to  $0.88    $3,213        --    1.15%  to  1.60%   11.92%     to   11.42%
  2005       3,284     $1.27  to  $0.79    $3,127        --    1.15%  to  1.60%    4.05%     to    3.58%
-------------------------------------------------------------------------------------------------------

MFS NEW DIS, SERV CL
  2009       3,523     $1.01  to  $1.11    $3,657        --    1.00%  to  2.20%   61.30%     to   59.38%
  2008       3,949     $0.63  to  $0.70    $2,529        --    1.00%  to  2.20%  (40.12%)    to  (40.85%)
  2007       4,591     $1.05  to  $1.18    $4,922        --    1.00%  to  2.20%    1.23%     to    0.02%
  2006       5,005     $1.03  to  $1.18    $5,310        --    1.00%  to  2.20%   11.81%     to   10.49%
  2005       5,290     $0.92  to  $1.07    $5,016        --    1.00%  to  2.20%    3.99%     to    2.75%
-------------------------------------------------------------------------------------------------------

MFS RESEARCH, INIT CL
  2009       1,751     $0.93  to  $0.79    $1,444     1.48%    1.40%  to  1.60%   28.73%     to   28.47%
  2008       2,026     $0.72  to  $0.62    $1,307     0.55%    1.40%  to  1.60%  (36.98%)    to  (37.10%)
  2007       2,286     $1.14  to  $0.98    $2,346     0.70%    1.40%  to  1.60%   11.62%     to   11.40%
  2006       2,837     $1.02  to  $0.88    $2,618     0.53%    1.40%  to  1.60%    8.94%     to    8.73%
  2005       3,554     $0.94  to  $0.81    $3,013     0.46%    1.40%  to  1.60%    6.31%     to    6.09%
-------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    461

                        AT DEC. 31                              FOR THE YEAR ENDED DEC. 31
        -----------------------------------------  ----------------------------------------------------
                         ACCUMULATION                               EXPENSE               TOTAL
                          UNIT VALUE        NET    INVESTMENT        RATIO               RETURN
            UNITS          LOWEST TO      ASSETS     INCOME        LOWEST TO            LOWEST TO
            (000S)          HIGHEST       (000S)    RATIO(1)      HIGHEST(2)           HIGHEST(3)
        -----------------------------------------------------------------------------------------------

MFS TOTAL RETURN, INIT CL
  2009         133     $1.40  to  $1.39      $186     4.28%    1.15%  to  1.25%   16.68%     to   16.56%
  2008         318     $1.20  to  $1.19      $379     2.87%    1.15%  to  1.25%  (23.02%)    to  (23.10%)
  2007         294     $1.56  to  $1.55      $456     1.92%    1.15%  to  1.25%    3.02%     to    2.91%
  2006         165     $1.51  to  $1.50      $248     2.40%    1.15%  to  1.25%   10.62%     to   10.51%
  2005         152     $1.37  to  $1.36      $207     2.00%    1.15%  to  1.25%    1.65%     to    1.55%
-------------------------------------------------------------------------------------------------------

MFS TOTAL RETURN, SERV CL
  2009      36,996     $1.35  to  $1.01   $47,506     3.71%    1.00%  to  2.25%   16.55%     to    0.39%(12)
  2008      46,241     $1.16  to  $0.92   $51,120     3.03%    1.00%  to  2.20%  (23.09%)    to  (24.02%)
  2007      59,963     $1.51  to  $1.21   $86,301     2.34%    1.00%  to  2.20%    2.90%     to    1.67%
  2006      62,963     $1.47  to  $1.19   $88,340     2.13%    1.00%  to  2.20%   10.52%     to    9.20%
  2005      65,564     $1.33  to  $1.09   $83,544     1.85%    1.00%  to  2.20%    1.58%     to    0.37%
-------------------------------------------------------------------------------------------------------

MFS UTILITIES, INIT CL
  2009       4,963     $1.83  to  $2.53    $7,490     5.21%    1.15%  to  1.80%   31.69%     to   30.85%
  2008       6,567     $1.39  to  $1.93    $7,513     1.57%    1.15%  to  1.80%  (38.38%)    to  (38.78%)
  2007       8,128     $2.26  to  $3.16   $15,074     0.97%    1.15%  to  1.80%   26.43%     to   25.60%
  2006       9,740     $1.79  to  $2.51   $14,337     2.02%    1.15%  to  1.80%   29.77%     to   28.92%
  2005      11,213     $1.38  to  $1.95   $12,605     0.61%    1.15%  to  1.80%   15.51%     to   14.76%
-------------------------------------------------------------------------------------------------------

MFS UTILITIES, SERV CL
  2009       2,019     $2.31  to  $1.05    $4,166     4.67%    1.00%  to  2.25%   31.55%     to    4.76%(12)
  2008       2,168     $1.76  to  $1.37    $3,438     1.33%    1.00%  to  2.20%  (38.43%)    to  (39.16%)
  2007       2,738     $2.85  to  $2.25    $7,068     0.75%    1.00%  to  2.20%   26.28%     to   24.77%
  2006       2,426     $2.26  to  $1.81    $5,055     1.85%    1.00%  to  2.20%   29.66%     to   28.12%
  2005       2,244     $1.74  to  $1.41    $3,678     0.48%    1.00%  to  2.20%   15.41%     to   14.05%
-------------------------------------------------------------------------------------------------------

NACM SM CAP, CL I
  2009         495     $1.32  to  $1.32      $655     0.05%    1.40%  to  1.40%   13.97%     to   13.97%
  2008         612     $1.16  to  $1.16      $710        --    1.40%  to  1.40%  (42.45%)    to  (42.45%)
  2007         851     $2.02  to  $2.02    $1,716        --    1.40%  to  1.40%   (0.83%)    to   (0.83%)
  2006       1,174     $2.03  to  $2.03    $2,385        --    1.40%  to  1.40%   22.36%     to   22.36%
  2005       1,533     $1.66  to  $1.66    $2,546        --    1.40%  to  1.40%   (1.33%)    to   (1.33%)
-------------------------------------------------------------------------------------------------------

OPCAP MANAGED, CL I
  2009         754     $2.21  to  $2.21    $1,669     2.43%    1.40%  to  1.40%   22.97%     to   22.97%
  2008         878     $1.80  to  $1.80    $1,580     3.14%    1.40%  to  1.40%  (30.67%)    to  (30.67%)
  2007       1,090     $2.59  to  $2.59    $2,828     2.12%    1.40%  to  1.40%    1.51%     to    1.51%
  2006       1,404     $2.55  to  $2.55    $3,589     1.93%    1.40%  to  1.40%    8.13%     to    8.13%
  2005       1,932     $2.36  to  $2.36    $4,568     1.32%    1.40%  to  1.40%    3.82%     to    3.82%
-------------------------------------------------------------------------------------------------------

OPPEN CAP APPR VA
  2009         878     $1.37  to  $1.37    $1,206     0.32%    1.40%  to  1.40%   42.51%     to   42.51%
  2008       1,062     $0.96  to  $0.96    $1,024     0.16%    1.40%  to  1.40%  (46.28%)    to  (46.28%)
  2007       1,515     $1.79  to  $1.79    $2,719     0.25%    1.40%  to  1.40%   12.55%     to   12.55%
  2006       2,159     $1.59  to  $1.59    $3,441     0.41%    1.40%  to  1.40%    6.45%     to    6.45%
  2005       2,982     $1.50  to  $1.50    $4,465     0.97%    1.40%  to  1.40%    3.64%     to    3.64%
-------------------------------------------------------------------------------------------------------

OPPEN CAP APPR VA, SERV
  2009      40,933     $1.03  to  $1.05   $43,733     0.01%    1.00%  to  2.25%   42.72%     to    4.25%(12)
  2008      47,883     $0.72  to  $0.68   $36,063        --    1.00%  to  2.20%  (46.20%)    to  (46.85%)
  2007      47,465     $1.34  to  $1.27   $66,969     0.01%    1.00%  to  2.20%   12.72%     to   11.37%
  2006      55,501     $1.19  to  $1.14   $69,738     0.17%    1.00%  to  2.20%    6.61%     to    5.34%
  2005      47,222     $1.11  to  $1.08   $56,070     0.54%    1.00%  to  2.20%    3.82%     to    2.59%
-------------------------------------------------------------------------------------------------------



 462    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                        AT DEC. 31                              FOR THE YEAR ENDED DEC. 31
        -----------------------------------------  ----------------------------------------------------
                         ACCUMULATION                               EXPENSE               TOTAL
                          UNIT VALUE        NET    INVESTMENT        RATIO               RETURN
            UNITS          LOWEST TO      ASSETS     INCOME        LOWEST TO            LOWEST TO
            (000S)          HIGHEST       (000S)    RATIO(1)      HIGHEST(2)           HIGHEST(3)
        -----------------------------------------------------------------------------------------------

OPPEN GLOBAL SEC VA
  2009          43     $1.83  to  $1.83       $79     2.24%    1.40%  to  1.40%   37.83%     to   37.83%
  2008          63     $1.33  to  $1.33       $84     1.74%    1.40%  to  1.40%  (41.02%)    to  (41.02%)
  2007         101     $2.25  to  $2.25      $228     1.79%    1.40%  to  1.40%    4.83%     to    4.83%
  2006         162     $2.15  to  $2.15      $348     0.99%    1.40%  to  1.40%   16.06%     to   16.06%
  2005         166     $1.85  to  $1.85      $308     1.03%    1.40%  to  1.40%   12.72%     to   12.72%
-------------------------------------------------------------------------------------------------------

OPPEN GLOBAL SEC VA, SERV
  2009       8,089     $1.44  to  $1.02   $11,524     2.00%    1.00%  to  2.25%   37.97%     to    1.71%(12)
  2008       9,580     $1.04  to  $0.89    $9,965     1.32%    1.00%  to  2.20%  (40.93%)    to  (41.63%)
  2007      11,637     $1.76  to  $1.53   $20,603     1.14%    1.00%  to  2.20%    5.02%     to    3.76%
  2006      11,164     $1.68  to  $1.47   $18,921     0.81%    1.00%  to  2.20%   16.20%     to   14.81%
  2005      10,083     $1.44  to  $1.28   $14,715     0.83%    1.00%  to  2.20%   12.93%     to   11.58%
-------------------------------------------------------------------------------------------------------

OPPEN HI INC VA
  2009         618     $0.35  to  $0.35      $215        --    1.40%  to  1.40%   23.58%     to   23.58%
  2008         763     $0.28  to  $0.28      $214     8.20%    1.40%  to  1.40%  (78.97%)    to  (78.97%)
  2007       1,012     $1.33  to  $1.33    $1,351     7.65%    1.40%  to  1.40%   (1.50%)    to   (1.50%)
  2006       1,307     $1.36  to  $1.36    $1,770     8.35%    1.40%  to  1.40%    7.91%     to    7.91%
  2005       1,977     $1.26  to  $1.26    $2,482     6.94%    1.40%  to  1.40%    0.90%     to    0.90%
-------------------------------------------------------------------------------------------------------

OPPEN HI INC VA, SERV
  2009       5,362     $0.36  to  $0.32    $1,872        --    1.00%  to  1.85%   24.70%     to   23.64%
  2008       4,159     $0.29  to  $0.26    $1,165     7.44%    1.00%  to  1.85%  (78.79%)    to  (78.97%)
  2007       4,203     $1.36  to  $1.24    $5,577     6.89%    1.00%  to  1.85%   (1.46%)    to   (2.30%)
  2006       4,234     $1.38  to  $1.27    $5,710     7.23%    1.00%  to  1.85%    8.15%     to    7.23%
  2005       4,437     $1.28  to  $1.19    $5,549     6.27%    1.00%  to  1.85%    1.00%     to    0.14%
-------------------------------------------------------------------------------------------------------

OPPEN MAIN ST VA
  2009         144     $0.89  to  $0.89      $128     1.95%    1.40%  to  1.40%   26.50%     to   26.50%
  2008         195     $0.70  to  $0.70      $138     1.62%    1.40%  to  1.40%  (39.33%)    to  (39.33%)
  2007         285     $1.16  to  $1.16      $331     1.16%    1.40%  to  1.40%    2.97%     to    2.97%
  2006         404     $1.13  to  $1.13      $456     1.06%    1.40%  to  1.40%   13.43%     to   13.43%
  2005         449     $0.99  to  $0.99      $447     1.39%    1.40%  to  1.40%    4.51%     to    4.51%
-------------------------------------------------------------------------------------------------------

OPPEN MAIN ST SM CAP VA, SERV
  2009       4,770     $1.34  to  $1.06    $6,414     0.65%    1.00%  to  2.25%   35.52%     to    6.52%(12)
  2008       5,240     $0.99  to  $0.82    $5,276     0.28%    1.00%  to  2.20%  (38.62%)    to  (39.35%)
  2007       5,845     $1.61  to  $1.35    $9,703     0.16%    1.00%  to  2.20%   (2.38%)    to   (3.54%)
  2006       5,995     $1.65  to  $1.40   $10,200     0.02%    1.00%  to  2.20%   13.52%     to   12.18%
  2005       6,200     $1.45  to  $1.25    $9,333        --    1.00%  to  2.20%    8.63%     to    7.34%
-------------------------------------------------------------------------------------------------------

OPPEN GLOBAL STRATEGIC INC VA
  2009          47     $1.65  to  $1.65       $78     0.54%    1.40%  to  1.40%   17.18%     to   17.18%
  2008         120     $1.41  to  $1.41      $169     5.58%    1.40%  to  1.40%  (15.40%)    to  (15.40%)
  2007         186     $1.66  to  $1.66      $309     4.32%    1.40%  to  1.40%    8.16%     to    8.16%
  2006         269     $1.54  to  $1.54      $414     4.11%    1.40%  to  1.40%    6.00%     to    6.00%
  2005         276     $1.45  to  $1.45      $400     4.40%    1.40%  to  1.40%    1.25%     to    1.25%
-------------------------------------------------------------------------------------------------------

OPPEN GLOBAL STRATEGIC INC VA, SERV
  2009     286,715     $1.50  to  $1.00  $375,946     0.22%    1.00%  to  2.25%   17.23%     to   (0.38%)(12)
  2008     246,018     $1.28  to  $1.00  $277,035     4.65%    1.00%  to  2.20%  (15.33%)    to  (16.35%)
  2007     243,687     $1.51  to  $1.20  $326,586     2.63%    1.00%  to  2.20%    8.46%     to    7.16%
  2006     137,943     $1.39  to  $1.12  $172,640     3.37%    1.00%  to  2.20%    6.17%     to    4.91%
  2005      83,333     $1.31  to  $1.07   $99,692     3.42%    1.00%  to  2.20%    1.47%     to    0.26%
-------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    463

                        AT DEC. 31                              FOR THE YEAR ENDED DEC. 31
        -----------------------------------------  ----------------------------------------------------
                         ACCUMULATION                               EXPENSE               TOTAL
                          UNIT VALUE        NET    INVESTMENT        RATIO               RETURN
            UNITS          LOWEST TO      ASSETS     INCOME        LOWEST TO            LOWEST TO
            (000S)          HIGHEST       (000S)    RATIO(1)      HIGHEST(2)           HIGHEST(3)
        -----------------------------------------------------------------------------------------------

PIMCO VIT ALL ASSET, ADVISOR CL
  2009     145,831     $0.99  to  $0.99  $148,993     6.38%    1.00%  to  2.25%   (1.40%)(12)to   (1.50%)(12)
  2008     199,633     $0.86  to  $0.85  $170,610     6.17%    1.05%  to  2.20%  (16.79%)    to  (17.74%)
  2007     166,071     $1.04  to  $1.03  $171,531    11.89%    1.05%  to  2.20%    3.70%(8)  to    2.91%(8)
  2006          --        --         --        --        --       --         --      --              --
  2005          --        --         --        --        --       --         --      --              --
-------------------------------------------------------------------------------------------------------

PUT VT DIV INC, CL IA
  2009         688     $1.97  to  $1.97    $1,364     7.42%    1.40%  to  1.40%   52.68%     to   52.68%
  2008         832     $1.29  to  $1.29    $1,080     6.58%    1.40%  to  1.40%  (31.96%)    to  (31.96%)
  2007       1,101     $1.90  to  $1.90    $2,099     5.26%    1.40%  to  1.40%    2.74%     to    2.74%
  2006       1,459     $1.85  to  $1.85    $2,704     6.40%    1.40%  to  1.40%    5.13%     to    5.13%
  2005       2,144     $1.76  to  $1.76    $3,778     7.96%    1.40%  to  1.40%    1.85%     to    1.85%
-------------------------------------------------------------------------------------------------------

PUT VT DIV INC, CL IB
  2009         498     $1.54  to  $1.54      $765     7.32%    1.40%  to  1.40%   53.20%     to   53.20%
  2008         646     $1.00  to  $1.00      $648     6.62%    1.40%  to  1.40%  (31.78%)    to  (31.78%)
  2007         999     $1.47  to  $1.47    $1,469     5.19%    1.40%  to  1.40%    2.68%     to    2.68%
  2006       1,382     $1.43  to  $1.43    $1,980     6.06%    1.40%  to  1.40%    4.82%     to    4.82%
  2005       1,973     $1.37  to  $1.37    $2,696     7.43%    1.40%  to  1.40%    1.62%     to    1.62%
-------------------------------------------------------------------------------------------------------

PUT VT GLOBAL EQ, CL IA
  2009         384     $1.08  to  $1.08      $414     0.18%    1.40%  to  1.40%   28.35%     to   28.35%
  2008         422     $0.84  to  $0.84      $354     2.96%    1.40%  to  1.40%  (46.00%)    to  (46.00%)
  2007         572     $1.56  to  $1.56      $890     2.38%    1.40%  to  1.40%    7.84%     to    7.84%
  2006         786     $1.44  to  $1.44    $1,133     0.61%    1.40%  to  1.40%   21.80%     to   21.80%
  2005       1,148     $1.18  to  $1.18    $1,359     1.07%    1.40%  to  1.40%    7.58%     to    7.58%
-------------------------------------------------------------------------------------------------------

PUT VT GLOBAL HLTH CARE, CL IB
  2009       1,447     $1.39  to  $1.11    $1,782    11.70%    1.00%  to  2.20%   24.75%     to   23.25%
  2008       1,921     $1.12  to  $0.90    $1,912        --    1.00%  to  2.20%  (17.89%)    to  (18.88%)
  2007       2,212     $1.36  to  $1.11    $2,705     0.81%    1.00%  to  2.20%   (1.59%)    to   (2.77%)
  2006       2,593     $1.38  to  $1.14    $3,242     0.30%    1.00%  to  2.20%    1.77%     to    0.56%
  2005       2,461     $1.36  to  $1.14    $3,043     0.06%    1.00%  to  2.20%   12.08%     to   10.74%
-------------------------------------------------------------------------------------------------------

PUT VT GRO & INC, CL IA
  2009       1,361     $2.01  to  $2.01    $2,746     3.07%    1.40%  to  1.40%   28.35%     to   28.35%
  2008       1,504     $1.57  to  $1.57    $2,360     2.64%    1.40%  to  1.40%  (39.42%)    to  (39.42%)
  2007       1,940     $2.59  to  $2.59    $5,023     1.61%    1.40%  to  1.40%   (7.11%)    to   (7.11%)
  2006       2,471     $2.79  to  $2.79    $6,889     4.44%    1.40%  to  1.40%   14.58%     to   14.58%
  2005       3,345     $2.43  to  $2.43    $8,139     1.92%    1.40%  to  1.40%    4.04%     to    4.04%
-------------------------------------------------------------------------------------------------------

PUT VT GRO & INC, CL IB
  2009       4,814     $0.96  to  $1.17    $4,751     2.87%    1.00%  to  1.85%   28.52%     to   27.43%
  2008       6,171     $0.74  to  $0.92    $4,745     2.27%    1.00%  to  1.85%  (39.31%)    to  (39.82%)
  2007       8,110     $1.22  to  $1.52   $10,311     1.33%    1.00%  to  1.85%   (6.98%)    to   (7.77%)
  2006       9,523     $1.32  to  $1.65   $13,139     1.57%    1.00%  to  1.85%   14.76%     to   13.79%
  2005      11,028     $1.15  to  $1.45   $13,318     1.57%    1.00%  to  1.85%    4.18%     to    3.30%
-------------------------------------------------------------------------------------------------------

PUT VT HI YIELD, CL IA
  2009         305     $2.11  to  $2.11      $644    10.48%    1.40%  to  1.40%   48.23%     to   48.23%
  2008         394     $1.42  to  $1.42      $562     9.91%    1.40%  to  1.40%  (27.04%)    to  (27.04%)
  2007         499     $1.95  to  $1.95      $975     8.39%    1.40%  to  1.40%    1.87%     to    1.87%
  2006         651     $1.91  to  $1.91    $1,247     8.35%    1.40%  to  1.40%    9.07%     to    9.07%
  2005         870     $1.75  to  $1.75    $1,529     9.11%    1.40%  to  1.40%    2.04%     to    2.04%
-------------------------------------------------------------------------------------------------------



 464    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                        AT DEC. 31                              FOR THE YEAR ENDED DEC. 31
        -----------------------------------------  ----------------------------------------------------
                         ACCUMULATION                               EXPENSE               TOTAL
                          UNIT VALUE        NET    INVESTMENT        RATIO               RETURN
            UNITS          LOWEST TO      ASSETS     INCOME        LOWEST TO            LOWEST TO
            (000S)          HIGHEST       (000S)    RATIO(1)      HIGHEST(2)           HIGHEST(3)
        -----------------------------------------------------------------------------------------------

PUT VT HI YIELD, CL IB
  2009         255     $1.57  to  $1.57      $399    11.22%    1.40%  to  1.40%   48.10%     to   48.10%
  2008         379     $1.06  to  $1.06      $401    10.13%    1.40%  to  1.40%  (27.10%)    to  (27.10%)
  2007         517     $1.45  to  $1.45      $751     8.11%    1.40%  to  1.40%    1.36%     to    1.36%
  2006         677     $1.43  to  $1.43      $970     8.13%    1.40%  to  1.40%    9.00%     to    9.00%
  2005         974     $1.31  to  $1.31    $1,280     8.15%    1.40%  to  1.40%    1.67%     to    1.67%
-------------------------------------------------------------------------------------------------------

PUT VT INC, CL IB
  2009          52     $1.51  to  $1.20       $75     6.19%    1.15%  to  1.80%   44.98%     to   44.05%
  2008          83     $1.04  to  $0.84       $80     8.58%    1.15%  to  1.80%  (24.80%)    to  (25.28%)
  2007         240     $1.39  to  $1.12      $294     4.95%    1.15%  to  1.80%    4.01%     to    3.34%
  2006         224     $1.34  to  $1.08      $265     3.98%    1.15%  to  1.80%    3.33%     to    2.66%
  2005         224     $1.29  to  $1.06      $258     3.29%    1.15%  to  1.80%    1.19%     to    0.54%
-------------------------------------------------------------------------------------------------------

PUT VT INTL EQ, CL IB
  2009      16,249     $1.20  to  $1.11   $15,487        --    1.00%  to  2.20%   23.39%     to   21.92%
  2008      18,835     $0.97  to  $0.91   $14,539     2.21%    1.00%  to  2.20%  (44.51%)    to  (45.18%)
  2007      23,406     $1.76  to  $1.66   $31,981     2.81%    1.00%  to  2.20%    7.28%     to    6.00%
  2006      25,068     $1.64  to  $1.56   $31,943     0.61%    1.00%  to  2.20%   26.45%     to   24.95%
  2005      26,955     $1.29  to  $1.25   $27,053     1.47%    1.00%  to  2.20%   11.08%     to    9.75%
-------------------------------------------------------------------------------------------------------

PUT VT INTL VAL, CL IB
  2009           4     $1.15  to  $1.15        $5        --    1.40%  to  1.40%   24.44%     to   24.44%
  2008           4     $0.92  to  $0.92        $4     1.85%    1.40%  to  1.40%  (46.77%)    to  (46.77%)
  2007           4     $1.73  to  $1.73        $7     1.91%    1.40%  to  1.40%    5.51%     to    5.51%
  2006           8     $1.64  to  $1.64       $13     1.17%    1.40%  to  1.40%   25.46%     to   25.46%
  2005           8     $1.31  to  $1.31       $10     0.96%    1.40%  to  1.40%   12.52%     to   12.52%
-------------------------------------------------------------------------------------------------------

PUT VT INTL GRO, CL IB
  2009       1,257     $0.87  to  $1.02    $1,091     1.54%    1.00%  to  1.40%   36.99%     to   36.44%
  2008       1,501     $0.63  to  $0.75      $956     1.80%    1.00%  to  1.40%  (43.05%)    to  (43.28%)
  2007       2,550     $1.11  to  $1.32    $2,842     0.84%    1.00%  to  1.40%   12.08%     to   11.63%
  2006       2,492     $0.99  to  $1.18    $2,502     1.34%    1.00%  to  1.40%   24.88%     to   24.38%
  2005       2,873     $0.79  to  $0.95    $2,327     0.65%    1.00%  to  1.40%   17.19%     to   16.72%
-------------------------------------------------------------------------------------------------------

PUT VT NEW OPP, CL IA
  2009         940     $1.79  to  $1.79    $1,684     0.68%    1.40%  to  1.40%   30.64%     to   30.64%
  2008       1,071     $1.37  to  $1.37    $1,469     0.31%    1.40%  to  1.40%  (39.47%)    to  (39.47%)
  2007       1,280     $2.27  to  $2.27    $2,901     0.17%    1.40%  to  1.40%    4.54%     to    4.54%
  2006       1,595     $2.17  to  $2.17    $3,458     0.19%    1.40%  to  1.40%    7.32%     to    7.32%
  2005       2,187     $2.02  to  $2.02    $4,420     0.39%    1.40%  to  1.40%    8.80%     to    8.80%
-------------------------------------------------------------------------------------------------------

PUT VT RESEARCH, CL IB
  2009         171     $0.98  to  $1.17      $167     1.27%    1.00%  to  1.85%   31.86%     to   30.75%
  2008         243     $0.74  to  $0.90      $181     0.99%    1.00%  to  1.85%  (39.16%)    to  (39.67%)
  2007         252     $1.22  to  $1.48      $309     0.39%    1.00%  to  1.85%   (0.45%)    to   (1.30%)
  2006         360     $1.22  to  $1.50      $442     0.54%    1.00%  to  1.85%   10.21%     to    9.28%
  2005         360     $1.11  to  $1.38      $402     0.83%    1.00%  to  1.85%    3.97%     to    3.10%
-------------------------------------------------------------------------------------------------------

PUT VT SM CAP VAL, CL IB
  2009         929     $0.70  to  $0.92      $871     1.74%    1.05%  to  2.20%   30.15%     to   28.67%
  2008         996     $0.54  to  $0.72      $721     1.55%    1.05%  to  2.20%  (40.00%)    to  (40.68%)
  2007       1,187     $0.90  to  $1.21    $1,441     0.95%    1.05%  to  2.20%  (13.64%)    to  (14.63%)
  2006      25,782     $1.04  to  $1.42   $35,564     0.02%    1.05%  to  2.20%    4.43%(7)  to   14.75%
  2005         311     $1.26  to  $1.23      $389     0.14%    1.15%  to  2.20%    5.81%     to    4.71%
-------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    465

                        AT DEC. 31                              FOR THE YEAR ENDED DEC. 31
        -----------------------------------------  ----------------------------------------------------
                         ACCUMULATION                               EXPENSE               TOTAL
                          UNIT VALUE        NET    INVESTMENT        RATIO               RETURN
            UNITS          LOWEST TO      ASSETS     INCOME        LOWEST TO            LOWEST TO
            (000S)          HIGHEST       (000S)    RATIO(1)      HIGHEST(2)           HIGHEST(3)
        -----------------------------------------------------------------------------------------------

PUT VT VISTA, CL IB
  2009       8,796     $0.57  to  $0.94    $4,641        --    1.00%  to  2.20%   37.37%     to   35.73%
  2008      10,375     $0.41  to  $0.69    $4,034        --    1.00%  to  2.20%  (46.09%)    to  (46.73%)
  2007      14,130     $0.77  to  $1.30   $10,294        --    1.00%  to  2.20%    2.77%     to    1.54%
  2006      17,229     $0.75  to  $1.28   $12,138        --    1.00%  to  2.20%    4.41%     to    3.16%
  2005      19,960     $0.71  to  $1.24   $13,431        --    1.00%  to  2.20%   11.04%     to    9.72%
-------------------------------------------------------------------------------------------------------

PUT VT VOYAGER, CL IA
  2009         201     $1.49  to  $1.49      $299     1.12%    1.40%  to  1.40%   62.01%     to   62.01%
  2008         219     $0.92  to  $0.92      $201     0.30%    1.40%  to  1.40%  (37.75%)    to  (37.75%)
  2007         287     $1.47  to  $1.47      $423     0.03%    1.40%  to  1.40%    4.31%     to    4.31%
  2006         412     $1.41  to  $1.41      $583     0.40%    1.40%  to  1.40%    4.24%     to    4.24%
  2005         604     $1.36  to  $1.36      $820     0.95%    1.40%  to  1.40%    4.47%     to    4.47%
-------------------------------------------------------------------------------------------------------

PUT VT VOYAGER, CL IB
  2009         831     $1.41  to  $1.41    $1,168     0.85%    1.40%  to  1.40%   61.62%     to   61.62%
  2008       1,004     $0.87  to  $0.87      $874        --    1.40%  to  1.40%  (37.91%)    to  (37.91%)
  2007       1,304     $1.40  to  $1.40    $1,826        --    1.40%  to  1.40%    4.04%     to    4.04%
  2006       1,946     $1.35  to  $1.35    $2,620     0.12%    1.40%  to  1.40%    3.97%     to    3.97%
  2005       2,658     $1.30  to  $1.30    $3,443     0.70%    1.40%  to  1.40%    4.23%     to    4.23%
-------------------------------------------------------------------------------------------------------

ROYCE MICRO-CAP, INVEST CL
  2009         768     $2.86  to  $2.47    $1,945        --    1.40%  to  1.60%   55.85%     to   55.53%
  2008         959     $1.84  to  $1.59    $1,560     2.35%    1.40%  to  1.60%  (44.06%)    to  (44.17%)
  2007       1,211     $3.28  to  $2.85    $3,545     1.23%    1.40%  to  1.60%    2.52%     to    2.32%
  2006       1,661     $3.20  to  $2.79    $4,760     0.17%    1.40%  to  1.60%   19.39%     to   19.15%
  2005       1,872     $2.68  to  $2.34    $4,494     0.52%    1.40%  to  1.60%   10.06%     to    9.84%
-------------------------------------------------------------------------------------------------------

ROYCE SM-CAP, INVEST CL
  2009         583     $2.70  to  $2.56    $1,482        --    1.40%  to  1.60%   33.32%     to   33.06%
  2008         692     $2.03  to  $1.92    $1,326     0.56%    1.40%  to  1.60%  (28.19%)    to  (28.34%)
  2007         918     $2.82  to  $2.68    $2,468     0.04%    1.40%  to  1.60%   (3.50%)    to   (3.70%)
  2006       1,189     $2.92  to  $2.79    $3,321     0.06%    1.40%  to  1.60%   13.97%     to   13.74%
  2005       1,527     $2.57  to  $2.45    $3,740        --    1.40%  to  1.60%    7.06%     to    6.84%
-------------------------------------------------------------------------------------------------------

VP DAVIS NY VENTURE, CL 3
  2009     345,533     $1.03  to  $1.02  $266,940        --    1.00%  to  2.25%    2.30%(12) to    2.19%(12)
  2008     192,517     $0.60  to  $0.59  $115,006     0.03%    1.05%  to  2.20%  (39.22%)    to  (39.92%)
  2007     123,336     $0.99  to  $0.98  $121,922     1.08%    1.05%  to  2.20%   (0.81%)(8) to   (1.57%)(8)
  2006          --        --         --        --        --       --         --      --              --
  2005          --        --         --        --        --       --         --      --              --
-------------------------------------------------------------------------------------------------------

VP GS MID CAP VAL, CL 3
  2009          32     $1.07  to  $1.06       $35        --    1.00%  to  2.25%    5.94%(12) to    5.82%(12)
  2008          66     $0.69  to  $0.78       $53        --    1.05%  to  2.20%  (37.35%)    to  (38.06%)
  2007          39     $1.10  to  $1.26       $52     1.04%    1.05%  to  2.20%    4.92%     to    3.71%
  2006          27     $1.05  to  $1.22       $35     2.10%    1.05%  to  2.20%    5.22%(7)  to   13.30%
  2005          16     $1.09  to  $1.08       $18     0.66%    1.15%  to  2.20%   (0.64%)    to   (1.69%)
-------------------------------------------------------------------------------------------------------

VP PTNRS SM CAP VAL, CL 3
  2009      49,240     $1.38  to  $1.07   $63,861        --    1.00%  to  2.25%   35.19%     to    6.43%(12)
  2008      57,085     $1.02  to  $0.87   $55,054     0.11%    1.00%  to  2.20%  (32.25%)    to  (33.06%)
  2007      62,013     $1.50  to  $1.30   $88,943     0.83%    1.00%  to  2.20%   (5.85%)    to   (6.98%)
  2006      57,275     $1.59  to  $1.40   $88,019     0.41%    1.00%  to  2.20%   19.06%     to   17.64%
  2005      54,044     $1.34  to  $1.19   $70,303     0.25%    1.00%  to  2.20%    4.72%     to    3.47%
-------------------------------------------------------------------------------------------------------



 466    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                        AT DEC. 31                              FOR THE YEAR ENDED DEC. 31
        -----------------------------------------  ----------------------------------------------------
                         ACCUMULATION                               EXPENSE               TOTAL
                          UNIT VALUE        NET    INVESTMENT        RATIO               RETURN
            UNITS          LOWEST TO      ASSETS     INCOME        LOWEST TO            LOWEST TO
            (000S)          HIGHEST       (000S)    RATIO(1)      HIGHEST(2)           HIGHEST(3)
        -----------------------------------------------------------------------------------------------

RVS VP BAL, CL 3
  2009       4,004     $0.97  to  $0.99    $4,734        --    1.00%  to  1.80%   22.99%     to   22.01%
  2008       4,838     $0.79  to  $0.81    $4,671     0.24%    1.00%  to  1.80%  (30.61%)    to  (31.17%)
  2007       5,727     $1.13  to  $1.18    $8,314     2.85%    1.00%  to  1.80%    0.72%     to   (0.09%)
  2006       6,381     $1.13  to  $1.18    $9,672     2.49%    1.00%  to  1.80%   13.25%     to   12.35%
  2005       7,089     $0.99  to  $1.05   $10,143     2.57%    1.00%  to  1.80%    2.89%     to    2.06%
-------------------------------------------------------------------------------------------------------

RVS VP CASH MGMT, CL 3
  2009     107,328     $1.15  to  $1.00  $114,381     0.05%    1.00%  to  2.25%   (0.84%)    to   (0.19%)(12)
  2008      68,113     $1.16  to  $1.04   $74,835     2.21%    1.00%  to  2.20%    1.23%     to    0.12%
  2007      44,459     $1.15  to  $1.04   $48,814     4.72%    1.00%  to  2.20%    3.78%     to    2.54%
  2006      31,639     $1.10  to  $1.02   $34,059     4.40%    1.00%  to  2.20%    3.45%     to    2.22%
  2005      26,657     $1.07  to  $0.99   $28,914     2.59%    1.00%  to  2.20%    1.59%     to    0.39%
-------------------------------------------------------------------------------------------------------

RVS VP DIV BOND, CL 3
  2009     373,592     $1.27  to  $0.99  $444,902     4.29%    1.00%  to  2.25%   13.28%     to   (1.51%)(12)
  2008     344,544     $1.12  to  $0.99  $365,065     0.41%    1.00%  to  2.20%   (7.25%)    to   (8.35%)
  2007     314,829     $1.21  to  $1.08  $364,190     4.76%    1.00%  to  2.20%    4.15%     to    2.90%
  2006     168,698     $1.16  to  $1.05  $190,300     4.43%    1.00%  to  2.20%    3.37%     to    2.15%
  2005      30,043     $1.13  to  $1.03   $38,123     3.71%    1.00%  to  2.20%    1.10%     to   (0.09%)
-------------------------------------------------------------------------------------------------------

RVS VP DIV EQ INC, CL 3
  2009     309,560     $1.36  to  $1.03  $396,604        --    1.00%  to  2.25%   26.19%     to    2.38%(12)
  2008     274,600     $1.08  to  $0.92  $282,334     0.07%    1.00%  to  2.20%  (41.06%)    to  (41.76%)
  2007     184,562     $1.83  to  $1.58  $328,157     1.60%    1.00%  to  2.20%    6.94%     to    5.66%
  2006     144,108     $1.71  to  $1.50  $243,744     1.43%    1.00%  to  2.20%   18.56%     to   17.15%
  2005      60,233     $1.44  to  $1.28   $88,882     1.74%    1.00%  to  2.20%   12.38%     to   11.04%
-------------------------------------------------------------------------------------------------------

RVS VP DYN EQ, CL 3
  2009      74,790     $0.78  to  $1.02   $55,969        --    1.00%  to  2.25%   22.92%     to    1.77%(12)
  2008      80,265     $0.63  to  $0.70   $48,990     0.22%    1.00%  to  2.20%  (42.74%)    to  (43.42%)
  2007      85,164     $1.10  to  $1.24   $91,451     1.31%    1.00%  to  2.20%    1.90%     to    0.68%
  2006      95,900     $1.08  to  $1.23  $102,345     1.19%    1.00%  to  2.20%    8.36%(5)  to   12.78%
  2005      90,004     $1.11  to  $1.09   $85,540     1.14%    1.15%  to  2.20%    4.96%     to    3.87%
-------------------------------------------------------------------------------------------------------

RVS VP GLOBAL INFLATION PROT SEC, CL 3
  2009     275,715     $0.98  to  $0.98  $311,131    10.00%    1.00%  to  2.25%   (1.89%)(12)to   (1.99%)(12)
  2008     141,282     $1.09  to  $1.06  $151,561     2.48%    1.05%  to  2.20%   (0.91%)    to   (2.04%)
  2007     145,074     $1.10  to  $1.08  $157,932     2.33%    1.05%  to  2.20%    6.80%     to    5.58%
  2006     108,657     $1.03  to  $1.02  $111,409     6.80%    1.05%  to  2.20%    2.99%(7)  to    2.21%(7)
  2005          --        --         --        --        --       --         --      --              --
-------------------------------------------------------------------------------------------------------

RVS VP HI YIELD BOND, CL 3
  2009      21,852     $1.03  to  $1.02   $30,256     9.88%    1.00%  to  2.25%    2.60%(12) to    2.50%(12)
  2008      26,185     $0.79  to  $0.87   $23,961     0.29%    1.05%  to  2.20%  (25.96%)    to  (26.80%)
  2007      32,755     $1.07  to  $1.19   $40,773     7.38%    1.05%  to  2.20%    0.82%     to   (0.37%)
  2006      41,667     $1.06  to  $1.19   $51,788     7.47%    1.05%  to  2.20%    5.95%(7)  to    8.41%
  2005      25,254     $1.24  to  $1.10   $28,933     6.44%    1.15%  to  2.20%    2.83%     to    1.74%
-------------------------------------------------------------------------------------------------------

RVS VP INC OPP, CL 3
  2009     177,566     $1.02  to  $1.02  $230,138     4.64%    1.00%  to  2.25%    2.27%(12) to    2.16%(12)
  2008     109,815     $0.86  to  $0.93  $101,773     0.19%    1.05%  to  2.20%  (19.66%)    to  (20.58%)
  2007      92,767     $1.07  to  $1.17  $107,789     6.91%    1.05%  to  2.20%    1.56%     to    0.40%
  2006      36,591     $1.05  to  $1.17   $42,427     6.49%    1.05%  to  2.20%    4.97%(7)  to    5.64%
  2005          52     $1.11  to  $1.10       $76     5.61%    1.15%  to  2.20%    2.12%     to    1.09%
-------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    467

                        AT DEC. 31                              FOR THE YEAR ENDED DEC. 31
        -----------------------------------------  ----------------------------------------------------
                         ACCUMULATION                               EXPENSE               TOTAL
                          UNIT VALUE        NET    INVESTMENT        RATIO               RETURN
            UNITS          LOWEST TO      ASSETS     INCOME        LOWEST TO            LOWEST TO
            (000S)          HIGHEST       (000S)    RATIO(1)      HIGHEST(2)           HIGHEST(3)
        -----------------------------------------------------------------------------------------------

RVS VP MID CAP GRO, CL 3
  2009       3,990     $1.43  to  $1.07    $5,193        --    1.00%  to  2.20%   61.78%     to   59.85%
  2008       5,180     $0.89  to  $0.67    $4,189     0.02%    1.00%  to  2.20%  (45.40%)    to  (46.04%)
  2007       5,283     $1.62  to  $1.25    $7,905     0.05%    1.00%  to  2.20%   12.60%     to   11.25%
  2006       6,311     $1.44  to  $1.12    $8,457     0.24%    1.00%  to  2.20%   (1.06%)    to   (2.24%)
  2005       4,660     $1.46  to  $1.15    $6,202        --    1.00%  to  2.20%    9.03%     to    7.73%
-------------------------------------------------------------------------------------------------------

RVS VP MID CAP VAL, CL 3
  2009       1,084     $1.05  to  $1.05      $806        --    1.00%  to  2.25%    4.86%(12) to    4.75%(12)
  2008       1,102     $0.54  to  $0.53      $592        --    1.05%  to  2.20%  (45.68%)    to  (46.31%)
  2007       1,087     $1.00  to  $0.99    $1,082     0.80%    1.05%  to  2.20%   (0.42%)(8) to   (1.19%)(8)
  2006          --        --         --        --        --       --         --      --              --
  2005          --        --         --        --        --       --         --      --              --
-------------------------------------------------------------------------------------------------------

RVS VP S&P 500, CL 3
  2009      14,682     $0.81  to  $1.02   $13,477        --    1.00%  to  2.25%   24.74%     to    1.82%(12)
  2008      15,982     $0.65  to  $0.79   $11,502     0.08%    1.00%  to  2.20%  (37.72%)    to  (38.46%)
  2007      18,396     $1.04  to  $1.28   $21,205     1.62%    1.00%  to  2.20%    3.97%     to    2.71%
  2006      19,754     $1.00  to  $1.24   $21,856     1.45%    1.00%  to  2.20%   14.12%     to   12.76%
  2005      20,792     $0.88  to  $1.10   $20,130     1.39%    1.00%  to  2.20%    3.37%     to    2.14%
-------------------------------------------------------------------------------------------------------

RVS VP SHORT DURATION, CL 3
  2009      75,083     $1.27  to  $0.99   $85,320     2.68%    1.00%  to  2.25%    4.48%     to   (0.93%)(12)
  2008      48,407     $1.22  to  $0.98   $53,512     0.13%    1.00%  to  2.20%   (3.61%)    to   (4.76%)
  2007      46,267     $1.26  to  $1.03   $53,706     4.18%    1.00%  to  2.20%    4.27%     to    3.02%
  2006      42,415     $1.21  to  $1.00   $47,909     3.80%    1.00%  to  2.20%    2.81%     to    1.59%
  2005      37,202     $1.18  to  $0.99   $41,599     2.90%    1.00%  to  2.20%    0.57%     to   (0.63%)
-------------------------------------------------------------------------------------------------------

SEL VP GRO, CL 3
  2009       4,412     $0.95  to  $1.04    $3,472        --    1.00%  to  2.25%   35.63%     to    3.94%(12)
  2008      20,079     $0.70  to  $0.68   $11,992     0.24%    1.00%  to  2.20%  (44.90%)    to  (45.56%)
  2007      15,299     $1.27  to  $1.24   $16,673     0.40%    1.00%  to  2.20%    2.04%     to    0.80%
  2006       1,089     $1.24  to  $1.23      $754     0.85%    1.00%  to  2.20%    9.98%     to    8.67%
  2005       1,409     $1.13  to  $1.13      $847     0.37%    1.00%  to  2.20%    7.53%     to    6.25%
-------------------------------------------------------------------------------------------------------

SEL VP LG CAP VAL, CL 3
  2009          85     $0.81  to  $0.93       $82        --    1.05%  to  2.20%   24.81%     to   23.38%
  2008         111     $0.65  to  $0.75       $87     0.08%    1.05%  to  2.20%  (40.09%)    to  (40.78%)
  2007         121     $1.08  to  $1.27      $158     1.41%    1.05%  to  2.20%   (1.49%)    to   (2.62%)
  2006         114     $1.10  to  $1.31      $152     1.26%    1.05%  to  2.20%   10.48%(7)  to   16.47%
  2005         103     $1.14  to  $1.12      $117     1.57%    1.15%  to  2.20%    3.34%     to    2.27%
-------------------------------------------------------------------------------------------------------

SEL VP SM CAP VAL, CL 3
  2009       1,808     $1.24  to  $1.25    $2,013        --    1.00%  to  1.80%   38.43%     to   37.32%
  2008       2,157     $0.90  to  $0.91    $1,749        --    1.00%  to  1.80%  (39.21%)    to  (39.70%)
  2007       2,998     $1.48  to  $1.51    $3,973     0.16%    1.00%  to  1.80%   (5.14%)    to   (5.91%)
  2006       3,538     $1.56  to  $1.61    $4,952     0.04%    1.00%  to  1.80%   10.58%     to    9.70%
  2005       4,222     $1.41  to  $1.47    $5,359        --    1.00%  to  1.80%    3.79%     to    2.97%
-------------------------------------------------------------------------------------------------------

THDL VP EMER MKTS, CL 3
  2009      58,527     $1.04  to  $1.04  $115,789     0.35%    1.00%  to  2.25%    3.75%(12) to    3.64%(12)
  2008      81,531     $0.71  to  $1.22   $94,970     0.68%    1.05%  to  2.20%  (54.19%)    to  (54.72%)
  2007      49,517     $1.55  to  $2.70  $129,372     0.59%    1.05%  to  2.20%   36.66%     to   35.09%
  2006      44,758     $1.13  to  $2.00   $88,998     0.35%    1.05%  to  2.20%   10.52%(7)  to   31.00%
  2005      27,965     $1.90  to  $1.52   $43,466     0.20%    1.15%  to  2.20%   32.27%     to   30.90%
-------------------------------------------------------------------------------------------------------



 468    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                        AT DEC. 31                              FOR THE YEAR ENDED DEC. 31
        -----------------------------------------  ----------------------------------------------------
                         ACCUMULATION                               EXPENSE               TOTAL
                          UNIT VALUE        NET    INVESTMENT        RATIO               RETURN
            UNITS          LOWEST TO      ASSETS     INCOME        LOWEST TO            LOWEST TO
            (000S)          HIGHEST       (000S)    RATIO(1)      HIGHEST(2)           HIGHEST(3)
        -----------------------------------------------------------------------------------------------

THDL VP INTL OPP, CL 3
  2009         624     $1.02  to  $1.02      $892     1.57%    1.00%  to  2.25%    1.92%(12) to    1.81%(12)
  2008         764     $0.70  to  $0.99      $868     2.35%    1.05%  to  2.20%  (41.06%)    to  (41.73%)
  2007         879     $1.19  to  $1.70    $1,713     0.99%    1.05%  to  2.20%   11.50%     to   10.22%
  2006       1,422     $1.07  to  $1.54    $2,439     1.88%    1.05%  to  2.20%    6.51%(7)  to   21.48%
  2005       1,686     $1.29  to  $1.27    $2,378     1.38%    1.15%  to  2.20%   12.55%     to   11.38%
-------------------------------------------------------------------------------------------------------

THIRD AVE VAL
  2009         688     $2.04  to  $2.16    $1,455        --    1.40%  to  1.60%   43.33%     to   43.05%
  2008         940     $1.42  to  $1.51    $1,390     0.82%    1.40%  to  1.60%  (44.44%)    to  (44.55%)
  2007       1,398     $2.56  to  $2.73    $3,723     1.99%    1.40%  to  1.60%   (6.14%)    to   (6.32%)
  2006       1,978     $2.72  to  $2.91    $5,629     1.25%    1.40%  to  1.60%   14.18%     to   13.95%
  2005       2,399     $2.39  to  $2.56    $5,967     1.32%    1.40%  to  1.60%   13.04%     to   12.81%
-------------------------------------------------------------------------------------------------------

VANK LIT COMSTOCK, CL II
  2009     194,053     $1.37  to  $1.02  $223,145     4.51%    1.00%  to  2.25%   27.13%     to    1.76%(12)
  2008     230,506     $1.08  to  $0.78  $209,476     2.18%    1.00%  to  2.20%  (36.44%)    to  (37.20%)
  2007     205,570     $1.69  to  $1.24  $297,558     1.62%    1.00%  to  2.20%   (3.30%)    to   (4.47%)
  2006     206,921     $1.75  to  $1.30  $312,163     1.05%    1.00%  to  2.20%   14.89%     to   13.53%
  2005     121,404     $1.52  to  $1.15  $162,337     0.63%    1.00%  to  2.20%    3.08%     to    1.85%
-------------------------------------------------------------------------------------------------------

VANK LIT GRO & INC, CL II
  2009       2,424     $1.44  to  $1.44    $3,382     3.62%    1.00%  to  1.85%   22.87%     to   21.83%
  2008       2,648     $1.17  to  $1.18    $3,023     2.07%    1.00%  to  1.85%  (32.89%)    to  (33.46%)
  2007       3,827     $1.74  to  $1.78    $6,521     1.36%    1.00%  to  1.85%    1.50%     to    0.63%
  2006       3,915     $1.72  to  $1.77    $6,595     0.97%    1.00%  to  1.85%   14.82%     to   13.85%
  2005       3,937     $1.49  to  $1.55    $5,781     0.85%    1.00%  to  1.85%    8.63%     to    7.71%
-------------------------------------------------------------------------------------------------------

VANK UIF GLOBAL REAL EST, CL II
  2009      59,812     $1.03  to  $1.03   $38,631     0.02%    1.00%  to  2.25%    2.30%(12) to    2.19%(12)
  2008      79,804     $0.47  to  $0.46   $37,021     2.59%    1.05%  to  2.20%  (44.93%)    to  (45.56%)
  2007      32,609     $0.85  to  $0.84   $27,624     0.27%    1.05%  to  2.20%  (14.49%)(8) to  (15.15%)(8)
  2006          --        --         --        --        --       --         --      --              --
  2005          --        --         --        --        --       --         --      --              --
-------------------------------------------------------------------------------------------------------

VANK UIF MID CAP GRO, CL II
  2009         152     $1.03  to  $1.03      $141        --    1.00%  to  2.25%    3.80%(12) to    3.69%(12)
  2008          88     $0.59  to  $0.58       $53     0.68%    1.05%  to  2.20%  (47.37%)    to  (47.97%)
  2007          36     $1.13  to  $1.12       $42        --    1.05%  to  2.20%   12.51%(8)  to   11.65%(8)
  2006          --        --         --        --        --       --         --      --              --
  2005          --        --         --        --        --       --         --      --              --
-------------------------------------------------------------------------------------------------------

VANK UIF U.S. REAL EST, CL I
  2009         701     $1.80  to  $1.85    $1,185     3.34%    1.00%  to  1.85%   27.08%     to   26.00%
  2008         862     $1.41  to  $1.47    $1,173     3.44%    1.00%  to  1.85%  (38.51%)    to  (39.04%)
  2007         941     $2.30  to  $2.41    $2,100     1.10%    1.00%  to  1.85%  (17.90%)    to  (18.60%)
  2006       1,065     $2.80  to  $2.96    $2,898     1.10%    1.00%  to  1.85%   36.68%     to   35.52%
  2005       1,136     $2.05  to  $2.18    $2,271     1.19%    1.00%  to  1.85%   15.89%     to   14.92%
-------------------------------------------------------------------------------------------------------

VANK UIF U.S. REAL EST, CL II
  2009       3,072     $0.79  to  $1.30    $4,006     3.08%    1.05%  to  2.20%   27.15%     to   25.69%
  2008       3,456     $0.62  to  $1.03    $3,576     2.76%    1.05%  to  2.20%  (38.70%)    to  (39.41%)
  2007       3,433     $1.01  to  $1.71    $5,835     0.92%    1.05%  to  2.20%  (18.14%)    to  (19.08%)
  2006       2,928     $1.23  to  $2.11    $6,148     1.00%    1.05%  to  2.20%   24.39%(7)  to   34.68%
  2005       2,828     $1.59  to  $1.57    $4,462     1.18%    1.15%  to  2.20%   15.42%     to   14.23%
-------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    469

                        AT DEC. 31                              FOR THE YEAR ENDED DEC. 31
        -----------------------------------------  ----------------------------------------------------
                         ACCUMULATION                               EXPENSE               TOTAL
                          UNIT VALUE        NET    INVESTMENT        RATIO               RETURN
            UNITS          LOWEST TO      ASSETS     INCOME        LOWEST TO            LOWEST TO
            (000S)          HIGHEST       (000S)    RATIO(1)      HIGHEST(2)           HIGHEST(3)
        -----------------------------------------------------------------------------------------------

WANGER INTL
  2009      73,364     $1.03  to  $1.03  $112,927     3.87%    1.00%  to  2.25%    2.34%(12) to    2.23%(12)
  2008      99,753     $0.68  to  $1.16  $104,911     0.85%    1.05%  to  2.20%  (46.17%)    to  (46.79%)
  2007      56,589     $1.26  to  $2.17  $113,660     0.80%    1.05%  to  2.20%   15.09%     to   13.77%
  2006      46,575     $1.09  to  $1.91   $84,164     0.44%    1.05%  to  2.20%    9.50%(7)  to   34.19%
  2005      26,574     $1.45  to  $1.42   $36,841     0.69%    1.15%  to  2.20%   20.14%     to   18.89%
-------------------------------------------------------------------------------------------------------

WANGER USA
  2009      82,793     $1.08  to  $1.08   $92,855        --    1.00%  to  2.25%    8.11%(12) to    7.99%(12)
  2008      79,992     $0.62  to  $0.80   $64,723        --    1.05%  to  2.20%  (40.32%)    to  (41.00%)
  2007      66,995     $1.05  to  $1.36   $92,330        --    1.05%  to  2.20%    4.28%     to    3.08%
  2006      39,559     $1.00  to  $1.32   $54,125     0.20%    1.05%  to  2.20%    0.44%(7)  to    5.53%
  2005      29,810     $1.27  to  $1.25   $38,709        --    1.15%  to  2.20%    9.98%     to    8.84%
-------------------------------------------------------------------------------------------------------

WF ADV VT INDEX ASSET ALLOC
  2009      11,142     $0.92  to  $1.00   $10,893     2.00%    1.05%  to  2.20%   14.23%     to   12.92%
  2008      15,185     $0.81  to  $0.89   $13,082     2.39%    1.05%  to  2.20%  (29.84%)    to  (30.66%)
  2007      20,946     $1.15  to  $1.28   $25,887     2.19%    1.05%  to  2.20%    6.46%     to    5.26%
  2006      25,783     $1.08  to  $1.21   $29,992     2.29%    1.05%  to  2.20%    8.78%(7)  to    9.71%
  2005      30,390     $1.13  to  $1.11   $31,846     2.06%    1.15%  to  2.20%    3.79%     to    2.70%
-------------------------------------------------------------------------------------------------------

WF ADV VT C&B LG CAP VAL
  2009       2,295     $0.90  to  $1.00    $2,298     1.88%    1.05%  to  2.20%   27.55%     to   26.08%
  2008       8,943     $0.71  to  $0.80    $7,006     1.53%    1.05%  to  2.20%  (35.70%)    to  (36.43%)
  2007       7,620     $1.10  to  $1.25    $9,329     1.08%    1.05%  to  2.20%   (2.21%)    to   (3.34%)
  2006       4,510     $1.12  to  $1.30    $5,657     1.53%    1.05%  to  2.20%   12.43%(7)  to   19.46%
  2005       4,339     $1.11  to  $1.09    $4,510     0.78%    1.15%  to  2.20%    1.93%     to    0.86%
-------------------------------------------------------------------------------------------------------

WF ADV VT EQ INC
  2009      20,897     $0.83  to  $0.92   $20,560     1.93%    1.05%  to  2.20%   15.63%     to   14.32%
  2008      12,653     $0.71  to  $0.80   $11,025     1.89%    1.05%  to  2.20%  (37.13%)    to  (37.85%)
  2007      15,557     $1.13  to  $1.29   $21,663     1.48%    1.05%  to  2.20%    1.72%     to    0.54%
  2006      17,876     $1.12  to  $1.29   $24,591     1.54%    1.05%  to  2.20%   12.22%(7)  to   16.01%
  2005      21,112     $1.13  to  $1.11   $24,863     1.46%    1.15%  to  2.20%    4.17%     to    3.10%
-------------------------------------------------------------------------------------------------------

WF ADV VT INTL CORE
  2009       1,720     $0.74  to  $0.94    $1,214     3.06%    1.05%  to  2.20%   11.48%     to   10.21%
  2008       2,278     $0.66  to  $0.85    $1,464     2.06%    1.05%  to  2.20%  (44.00%)    to  (44.64%)
  2007       2,929     $1.18  to  $1.54    $3,326     0.01%    1.05%  to  2.20%   11.48%     to   10.22%
  2006       3,457     $1.06  to  $1.40    $3,509     1.73%    1.05%  to  2.20%    5.91%(7)  to   18.19%
  2005       3,442     $1.20  to  $1.18    $2,929     1.95%    1.15%  to  2.20%    8.44%     to    7.29%
-------------------------------------------------------------------------------------------------------

WF ADV VT LG CO CORE
  2009       1,869     $0.92  to  $0.91    $1,122     1.96%    1.05%  to  2.20%   35.58%     to   34.03%
  2008       2,018     $0.68  to  $0.68      $896     1.18%    1.05%  to  2.20%  (40.11%)    to  (40.80%)
  2007       2,288     $1.13  to  $1.14    $1,699        --    1.05%  to  2.20%    1.23%     to    0.07%
  2006       2,737     $1.11  to  $1.14    $2,015     0.68%    1.05%  to  2.20%   12.12%(7)  to   13.12%
  2005       3,341     $1.03  to  $1.01    $2,143     0.56%    1.15%  to  2.20%   (3.36%)    to   (4.35%)
-------------------------------------------------------------------------------------------------------

WF ADV VT LG CO GRO
  2009      58,897     $0.93  to  $0.93   $43,056     0.43%    1.05%  to  2.20%   41.88%     to   40.25%
  2008      52,608     $0.66  to  $0.67   $27,069     0.28%    1.05%  to  2.20%  (39.63%)    to  (40.32%)
  2007      61,269     $1.09  to  $1.12   $51,768        --    1.05%  to  2.20%    6.48%     to    5.26%
  2006      70,059     $1.02  to  $1.06   $55,372        --    1.05%  to  2.20%    3.29%(7)  to    0.13%
  2005      69,394     $1.08  to  $1.06   $52,952     0.18%    1.15%  to  2.20%    4.49%     to    3.41%
-------------------------------------------------------------------------------------------------------


 470    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                        AT DEC. 31                              FOR THE YEAR ENDED DEC. 31
        -----------------------------------------  ----------------------------------------------------
                         ACCUMULATION                               EXPENSE               TOTAL
                          UNIT VALUE        NET    INVESTMENT        RATIO               RETURN
            UNITS          LOWEST TO      ASSETS     INCOME        LOWEST TO            LOWEST TO
            (000S)          HIGHEST       (000S)    RATIO(1)      HIGHEST(2)           HIGHEST(3)
        -----------------------------------------------------------------------------------------------

WF ADV VT MONEY MKT
  2009       8,385     $1.07  to  $1.02    $9,183     0.13%    1.05%  to  2.20%   (0.94%)    to   (2.08%)
  2008      12,764     $1.08  to  $1.04   $14,294     2.23%    1.05%  to  2.20%    1.21%     to    0.05%
  2007      10,067     $1.06  to  $1.04   $11,274     4.86%    1.05%  to  2.20%    3.91%     to    2.71%
  2006       9,996     $1.02  to  $1.02   $10,765     4.31%    1.05%  to  2.20%    2.41%(7)  to    2.15%
  2005      10,781     $1.01  to  $0.99   $11,261     2.53%    1.15%  to  2.20%    1.41%     to    0.35%
-------------------------------------------------------------------------------------------------------

WF ADV VT SM CAP GRO
  2009       6,870     $1.00  to  $1.26    $3,392        --    1.05%  to  2.20%   51.05%     to   49.32%
  2008       8,437     $0.66  to  $0.84    $2,768        --    1.05%  to  2.20%  (42.04%)    to  (42.70%)
  2007      10,497     $1.14  to  $1.47    $5,957        --    1.05%  to  2.20%   12.61%     to   11.32%
  2006      12,727     $1.02  to  $1.32    $6,434        --    1.05%  to  2.20%    2.08%(7)  to   20.08%
  2005      14,211     $1.12  to  $1.10    $5,929        --    1.15%  to  2.20%    5.03%     to    3.94%
-------------------------------------------------------------------------------------------------------

WF ADV VT TOTAL RETURN BOND
  2009      41,984     $1.23  to  $1.19   $58,458     4.51%    1.05%  to  2.20%   10.82%     to    9.56%
  2008      43,415     $1.11  to  $1.08   $55,060     4.78%    1.05%  to  2.20%    1.31%     to    0.15%
  2007      63,005     $1.09  to  $1.08   $79,204     4.55%    1.05%  to  2.20%    5.06%     to    3.86%
  2006      52,495     $1.04  to  $1.04   $63,183     4.42%    1.05%  to  2.20%    4.37%(7)  to    1.57%
  2005      21,845     $1.04  to  $1.03   $26,184     3.70%    1.15%  to  2.20%    0.74%     to   (0.31%)
-------------------------------------------------------------------------------------------------------


   (1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.
   (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
   (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.
   (4) New subaccount operations commenced on Feb. 25, 2005.
   (5) New subaccount operations commenced on March 17, 2006.
   (6) New subaccount operations commenced on April 28, 2006.
   (7) New subaccount operations commenced on May 1, 2006.
   (8) New subaccount operations commenced on May 1, 2007.
   (9) New subaccount operations commenced on Sept. 26, 2008.
  (10) New subaccount operations commenced on April 24, 2009.
  (11) New subaccount operations commenced on Oct. 2, 2009.
  (12) New subaccount operations commenced on Nov. 30, 2009.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    471

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company, (a wholly owned subsidiary of Ameriprise Financial, Inc.) (the Company) as of December 31, 2009 and 2008, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of RiverSource Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of RiverSource Life Insurance Company at December 31, 2009 and 2008, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 3 to the consolidated financial statements, in 2009 the Company adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments. Also, in 2008, the Company adopted new accounting guidance related to the measurement of fair value and in 2007, the Company adopted new guidance related to the accounting for uncertainty in income taxes as well as new guidance related to accounting for deferred acquisition costs in connection with modifications or exchanges of insurance and annuity contracts.

                                             /s/ Ernst & Young LLP

Minneapolis, Minnesota

February 23, 2010

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE AMOUNTS)


DECEMBER 31,                                                               2009          2008

ASSETS
Investments:
Available-for-Sale:
  Fixed maturities, at fair value (amortized cost: 2009, $25,142;
  2008, $19,452)                                                          $25,999       $18,070
  Common and preferred stocks, at fair value (cost: 2009 and 2008,
  $30)                                                                         23            16
Commercial mortgage loans, at cost (less allowance for loan losses:
2009, $30; 2008, $17)                                                       2,532         2,737
Policy loans                                                                  715           722
Trading securities and other investments                                      310           452
-------------------------------------------------------------------------------------------------
    Total investments                                                      29,579        21,997

Cash and cash equivalents                                                     811         3,307
Restricted cash                                                               184            --
Reinsurance recoverables                                                    1,688         1,592
Deferred income taxes, net                                                     63           599
Other receivables                                                             332           102
Accrued investment income                                                     303           239
Deferred acquisition costs                                                  4,285         4,324
Deferred sales inducement costs                                               524           518
Other assets                                                                  936         2,658
Separate account assets                                                    54,267        41,787
-------------------------------------------------------------------------------------------------
    Total assets                                                          $92,972       $77,123
=================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                    $30,383       $28,753
Policy claims and other policyholders' funds                                  123           172
Line of credit with Ameriprise Financial, Inc.                                300            --
Other liabilities                                                           1,955         2,672
Separate account liabilities                                               54,267        41,787
-------------------------------------------------------------------------------------------------
    Total liabilities                                                      87,028        73,384
-------------------------------------------------------------------------------------------------

Shareholder's equity:
Common stock, $30 par value; 100,000 shares authorized, issued and
outstanding                                                                     3             3
Additional paid-in capital                                                  2,445         2,116
Retained earnings                                                           3,114         2,336
Accumulated other comprehensive income (loss), net of tax                     382          (716)
-------------------------------------------------------------------------------------------------
    Total shareholder's equity                                              5,944         3,739
-------------------------------------------------------------------------------------------------
    Total liabilities and shareholder's equity                            $92,972       $77,123
=================================================================================================



See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                           2009          2008          2007

REVENUES
Premiums                                                          $  450        $  438        $  439
Net investment income                                              1,526         1,252         1,424
Policy and contract charges                                        1,156         1,352         1,217
Other revenues                                                       233           255           255
Net realized investment gains (losses)                                59          (442)           61
-------------------------------------------------------------------------------------------------------
    Total revenues                                                 3,424         2,855         3,396
-------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                     841           673           760
Interest credited to fixed accounts                                  903           790           847
Amortization of deferred acquisition costs                           145           861           470
Separation costs                                                      --            --            97
Other insurance and operating expenses                               550           649           735
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                    2,439         2,973         2,909
-------------------------------------------------------------------------------------------------------
Pretax income (loss)                                                 985          (118)          487
Income tax provision (benefit)                                       245          (189)           53
-------------------------------------------------------------------------------------------------------
    Net income                                                    $  740        $   71        $  434
=======================================================================================================

Supplemental Disclosures:
Net realized investment gains (losses):
  Net realized investment gains before impairment losses on
  securities                                                      $  121
-------------------------------------------------------------------------------------------------------
  Total other-than-temporary impairment losses on securities         (53)
  Portion of loss recognized in other comprehensive income            (9)
-------------------------------------------------------------------------------------------------------
  Net impairment losses recognized in net realized investment
  gains (losses)                                                     (62)
-------------------------------------------------------------------------------------------------------
Net realized investment gains (losses)                            $   59
=======================================================================================================



See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                           2009          2008          2007

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                       $    740       $    71       $   434
Adjustments to reconcile net income to net cash provided by
(used in) operating activities:
  Capitalization of deferred acquisition and deferred sales
  inducement costs                                                   (640)         (674)         (823)
  Amortization of deferred acquisition and deferred sales
  inducement costs                                                    155           982           523
  Depreciation, amortization and accretion, net                       (68)           61            71
  Deferred income tax (benefit) expense                               (81)         (234)           83
  Contractholder and policyholder charges, non-cash                  (259)         (248)         (206)
  Net realized investment gains                                      (135)           (7)          (44)
  Other-than-temporary impairments and provision for loan
  losses recognized in net realized investment (gains) losses          76           449           (17)
Change in operating assets and liabilities:
  Trading securities and equity method investments, net               136          (110)          166
  Future policy benefits for traditional life, disability
  income and long term care insurance                                 282           308           275
  Policy claims and other policyholders' funds                        (49)           81             2
  Reinsurance recoverables                                            (96)         (302)         (153)
  Other receivables                                                    (5)           20           (28)
  Accrued investment income                                           (64)           14            49
  Derivatives collateral, net                                      (1,928)        1,591           242
  Other assets and liabilities, net                                   670            23          (226)
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) operating activities                (1,266)        2,025           348
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                               5,215           246         3,020
  Maturities, sinking fund payments and calls                       3,486         2,510         1,908
  Purchases                                                       (13,696)       (1,684)         (677)
Proceeds from sales and maturities of commercial mortgage
loans                                                                 279           263           424
Funding of commercial mortgage loans                                 (104)         (110)         (504)
Proceeds from sales of other investments                               43            19            49
Purchases of other investments                                        (11)         (140)           --
Change in policy loans, net                                             7           (25)          (47)
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) investing activities                (4,781)        1,079         4,173
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder and contractholder account values:
  Considerations received                                           4,863         2,913         1,093
  Net transfers from (to) separate accounts                           195            91           (50)
  Surrenders and other benefits                                    (1,923)       (2,931)       (3,838)
Proceeds from line of credit with Ameriprise Financial, Inc.          500            --            --
Deferred premium options, net                                         (82)          (77)           (8)
Tax adjustment on share-based incentive compensation plan              (2)            2             2
Cash dividend to Ameriprise Financial, Inc.                            --          (775)         (900)
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) financing activities                 3,551          (777)       (3,701)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents               (2,496)        2,327           820
Cash and cash equivalents at beginning of year                      3,307           980           160
-------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                         $    811       $ 3,307       $   980
=======================================================================================================

Supplemental Disclosures:
  Income taxes paid (received), net                              $     72       $   168       $    (4)
  Interest paid on borrowings                                           1            --            --
Non-cash transactions:
  Capital contributions from Ameriprise Financial, Inc.          $    331       $   322       $     8


See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
THREE YEARS ENDED DECEMBER 31, 2009
(IN MILLIONS)


                                                                                        ACCUMULATED
                                                           ADDITIONAL                      OTHER
                                               COMMON        PAID-IN      RETAINED     COMPREHENSIVE
                                                STOCK        CAPITAL      EARNINGS     INCOME (LOSS)       TOTAL
-------------------------------------------------------------------------------------------------------------------
BALANCES AT JANUARY 1, 2007                      $ 3         $2,021        $3,788          $ (209)        $5,603
Change in accounting principles, net of
tax                                               --             --          (134)             --           (134)
Comprehensive income:
  Net income                                      --             --           434              --            434
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    losses                                        --             --            --              52             52
    Change in net unrealized derivative
    losses                                        --             --            --               1              1
                                                                                                       ------------
Total comprehensive income                                                                                   487
Tax adjustment on share-based incentive
compensation plan                                 --              2            --              --              2
Cash dividends to Ameriprise Financial,
Inc.                                              --             --          (900)             --           (900)
Non-cash capital contribution from
Ameriprise Financial, Inc.                        --              8            --              --              8
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2007                    $ 3         $2,031        $3,188          $ (156)        $5,066
Change in accounting principles, net of
tax                                               --             --           (30)             --            (30)
Comprehensive income:
  Net income                                      --             --            71              --             71
  Other comprehensive income (loss), net
  of tax:
    Change in net unrealized securities
    losses                                        --             --            --            (562)          (562)
    Change in net unrealized derivative
    losses                                        --             --            --               2              2
                                                                                                       ------------
Total comprehensive loss                                                                                    (489)
Tax adjustment on share-based incentive
compensation plan                                 --              2            --              --              2
Cash dividends to Ameriprise Financial,
Inc.                                              --             --          (775)             --           (775)
Non-cash capital contribution from
Ameriprise Financial, Inc.                        --             83            --              --             83
Non-cash dividend to Ameriprise Financial,
Inc.                                              --             --          (118)             --           (118)
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2008                    $ 3         $2,116        $2,336          $ (716)        $3,739
Change in accounting principles, net of
tax                                               --             --            38             (38)            --
Comprehensive income:
  Net income                                      --             --           740              --            740
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    losses                                        --             --            --           1,109          1,109
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                --             --            --              23             23
    Change in net unrealized derivative
    losses                                        --             --            --               4              4
                                                                                                       ------------
Total comprehensive income                                                                                 1,876
Tax adjustment on share-based incentive
compensation plan                                 --             (2)           --              --             (2)
Non-cash capital contribution from
Ameriprise Financial, Inc.                        --            331            --              --            331
-------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2009                    $ 3         $2,445        $3,114          $  382         $5,944
===================================================================================================================




See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business
RiverSource Life Insurance Company is a stock life insurance company with one wholly owned operating subsidiary, RiverSource Life Insurance Co. of New York ("RiverSource Life of NY"). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial").

- RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

- RiverSource Life of NY is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York, North Dakota and Delaware. RiverSource Life of NY issues insurance and annuity products.

On December 31, 2008, Ameriprise Financial contributed all of the issued and outstanding shares of RiverSource Tax Advantaged Investments, Inc. ("RTA") to RiverSource Life Insurance Company. RTA is domiciled in Delaware and is a limited partner in affordable housing partnership investments.

RiverSource Life Insurance Company and its subsidiaries are referred to collectively in these notes as "RiverSource Life".

Ameriprise Financial was formerly a wholly owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. Through 2007, RiverSource Life was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. The separation from American Express was completed in 2007.

RiverSource Life's principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life has the option of paying a higher rate set at its discretion. In addition, persons owning an equity indexed annuity may have their interest calculated based on an increase in a broad-based stock market index. RiverSource Life issues both variable and fixed universal life insurance, traditional life insurance and disability income ("DI") insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. RiverSource Life issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under RiverSource Life's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of Presentation
The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and its wholly owned subsidiaries, RiverSource Life of NY and RTA.

RiverSource Life evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through February 23, 2010, the date the financial statements were issued.

RECLASSIFICATIONS
The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP") which vary in certain respects from reporting practices prescribed or permitted by state insurance

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

regulatory authorities as described in Note 13. Certain reclassifications of prior year amounts have been made to conform to the current presentation. In the first quarter of 2009, RiverSource Life reclassified reinsurance allowances for coinsurance contracts for traditional life and long term care insurance from premiums to other insurance and operating expenses to net with the associated expenses.

The following table shows the impact of the reclassification of the reinsurance allowances made to RiverSource Life's previously reported Consolidated Statements of Income.

                                                         YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,
                                                                  2008                        2007
                                                       ------------------------------------------------------
                                                        PREVIOUSLY                  PREVIOUSLY
(IN MILLIONS)                                            REPORTED    RECLASSIFIED    REPORTED    RECLASSIFIED
-------------------------------------------------------------------------------------------------------------
REVENUES
Premiums                                                  $  481        $  438        $  485        $  439
Net investment income                                      1,252         1,252         1,424         1,424
Policy and contract charges                                1,352         1,352         1,217         1,217
Other revenue                                                255           255           255           255
Net realized investment gain                                (442)         (442)           61            61
-------------------------------------------------------------------------------------------------------------
  Total revenues                                           2,898         2,855         3,442         3,396
-------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses             673           673           760           760
Interest credited to fixed accounts                          790           790           847           847
Amortization of deferred acquisition costs                   861           861           470           470
Separation costs                                              --            --            97            97
Other insurance and operating expenses                       692           649           781           735
-------------------------------------------------------------------------------------------------------------
  Total benefits and expenses                              3,016         2,973         2,955         2,909
-------------------------------------------------------------------------------------------------------------
Pretax income                                               (118)         (118)          487           487
Income tax provision                                        (189)         (189)           53            53
-------------------------------------------------------------------------------------------------------------
  NET INCOME                                              $   71        $   71        $  434        $  434
=============================================================================================================



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION
RiverSource Life consolidates all entities in which it holds a greater than 50% voting interest or when certain conditions are met for variable interest entities ("VIEs") and limited partnerships, except for immaterial seed money investments in separate accounts, which are accounted for as trading securities. Entities in which RiverSource Life holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. Additionally, other investments in which RiverSource Life holds an interest that is less than 50% are accounted for under the equity method. All other investments that are not reported at fair value as Available-for-Sale or trading securities are accounted for under the cost method where RiverSource Life owns less than a 20% voting interest and does not exercise significant influence.

Generally, a VIE is a corporation, partnership, trust or any other legal structure that either does not have equity investors with substantive voting rights or has equity investors that do not provide sufficient financial resources for the entity to support its activities. To determine whether RiverSource Life must consolidate a VIE, it analyzes the design of the VIE to identify the variable interests it holds. Then RiverSource Life quantitatively determines whether its variable interests will absorb a majority of the VIE's variability. If RiverSource Life determines it will absorb a majority of the VIE's expected variability, RiverSource Life consolidates the VIE and is referred to as the primary beneficiary. The calculation of variability is based on an analysis of projected probability-weighted cash flows based on the design of the particular VIE.

All material intercompany transactions and balances between and among RiverSource Life and its subsidiaries have been eliminated in consolidation.

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.


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INVESTMENTS
Investments consist of the following:

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in the Consolidated Statements of Income upon disposition of the securities.

Effective January 1, 2009, RiverSource Life early adopted an accounting standard that significantly changed RiverSource Life's accounting policy regarding the timing and amount of other-than-temporary impairments for Available-for-Sale securities. When the fair value of an investment is less than its amortized cost, RiverSource Life assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not RiverSource Life will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and RiverSource Life must recognize an other-than-temporary impairment for the difference between the investment's amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria and RiverSource Life does not expect to recover a security's amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, RiverSource Life separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairments related to credit loss is recognized in earnings. The amount of the total other-than-temporary impairments related to other factors is recognized in other comprehensive income (loss), net of impacts to DAC, deferred sales inducement costs ("DSIC"), certain benefit reserves and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, if through subsequent evaluation there is a significant increase in the cash flow expected, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income (loss). RiverSource Life's Consolidated Statements of Shareholder's Equity present all changes in other comprehensive income (loss) associated with Available-for-Sale debt securities that have been other-than-temporarily impaired on a separate line from fair value changes recorded in other comprehensive income (loss) from all other securities.

RiverSource Life provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income
(loss). The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income (loss) includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and
(ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income (loss) excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, RiverSource Life does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that RiverSource Life will be required to sell the security before recovery of its amortized cost basis. RiverSource Life believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors RiverSource Life considers in determining whether declines in the fair value of fixed-maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security's effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and RiverSource Life's position in the debtor's overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and other structured investments), RiverSource Life also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments.


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Based upon these factors, securities that have indicators of potential other-
than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management. For the year ended December 31, 2009, certain non-agency residential mortgage backed securities were deemed other-than-temporarily impaired. Generally, the credit loss component for the non-agency residential mortgage backed securities is determined as the amount the amortized cost basis exceeds the present value of the projected cash flows expected to be collected. Significant inputs considered in these projections are consistent with the factors considered in assessing potential other-than-temporary impairment for these investments. Current contractual interest rates considered in these cash flow projections are used to calculate the discount rate used to determine the present value of the expected cash flows.

Commercial Mortgage Loans, Net
Commercial mortgage loans, net, reflect principal amounts outstanding less the allowance for loan losses. The allowance for loan losses is primarily based on RiverSource Life's past loan loss experience, known and inherent risks in the portfolio, composition of the loan portfolio, current economic conditions, and other relevant factors. Loans in this portfolio are generally smaller balance and homogeneous in nature and accordingly RiverSource Life follows accounting guidance on contingencies when establishing necessary reserves for losses inherent in the portfolio. For larger balance or restructured loans that are collateral dependent, the allowance is based on the fair value of collateral. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of underlying products, plus accrued interest.

Trading Securities and Other Investments
Included in trading securities and other investments are separate account and mutual fund seed money, equity method investments, trading bonds, interests in affordable housing partnerships and below investment grade syndicated bank loans. Separate account and mutual fund seed money is carried at fair value with changes in value recognized within net investment income. Affordable housing partnerships are accounted for under the equity method. Below investment grade syndicated bank loans reflect amortized cost less allowance for losses.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

RESTRICTED CASH
Total restricted cash at December 31, 2009 and 2008 was $184 million and nil, respectively, consisting of cash that is pledged to counterparties.

REINSURANCE
RiverSource Life cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Traditional life, long term care ("LTC") and DI reinsurance premium, net of the change in any prepaid reinsurance asset, is reported as a reduction of premiums. Fixed and variable universal life reinsurance premium is reported as a reduction of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders' funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

RiverSource Life also assumes life insurance and fixed annuity business from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 7 for additional information on reinsurance.

LAND, BUILDINGS, EQUIPMENT AND SOFTWARE
Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. RiverSource Life generally uses the straight-line method of depreciation and


                                                                             F-9
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amortization over periods ranging from three to 30 years. During 2009,
RiverSource Life received a non-cash capital contribution of $131 million comprised of two buildings and the related land from Ameriprise Financial.

At December 31, 2009 and 2008, land, buildings, equipment and software were $190 million and $43 million, respectively, net of accumulated depreciation of $52 million and $9 million, respectively. Depreciation and amortization expense for the years ended December 31, 2009, 2008 and 2007 was $8 million, $5 million and $1 million, respectively.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. See Note 11 for information regarding RiverSource Life's fair value measurement of derivative instruments. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. RiverSource Life primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. RiverSource Life occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments ("fair value hedges") or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedges").

RiverSource Life's policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement.

For derivative instruments that do not qualify for hedge accounting or are not designated as hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as of the hedged risk within the corresponding hedged assets, liabilities or firm commitments, are recognized in current earnings. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portions of the gain or loss on the derivative instruments are reported in accumulated other comprehensive income (loss) and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported currently in earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) is recognized into earnings over the period that the hedged item impacts earnings. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately.

See Note 15 for information regarding the impact of derivatives on the Consolidated Statements of Income.

Derivative instruments that are entered into for hedging purposes are designated as such at the time RiverSource Life enters into the contract. For all derivative instruments that are designated for hedging activities, RiverSource Life formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. RiverSource Life formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, RiverSource Life will discontinue the application of hedge accounting.

The equity component of equity indexed annuity obligations is considered an embedded derivative. Additionally, certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives. The fair value of embedded derivatives associated with annuities is included in future policy benefits. The change in the fair value of the equity indexed annuity embedded derivatives is reflected in the interest credited to fixed accounts. The changes in the fair value of the GMWB and GMAB embedded derivatives are reflected in benefits, claims, losses and settlement expenses.

DEFERRED ACQUISITION COSTS
DAC represents the cost of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are


F-10
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significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Direct sales commissions and other costs deferred as DAC is amortized over time. For annuity and universal life ("UL") contracts, DAC is amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC is generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC is not recoverable. If management concludes that DAC is not recoverable, DAC is reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life's Consolidated Statements of Income.

For annuity, life, DI and LTC insurance products, key assumptions underlying these long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life ("VUL") insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life typically uses a five-year mean reversion process as a guideline in setting near-term equity asset growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. In 2009, management continued to follow the mean reversion process, decreasing near-term equity asset growth rates to reflect the positive market. DAC amortization expense recorded in a period when client asset value growth rates exceed management's near-term estimate will typically be less than in a period when growth rates fall short of management's near-term estimate.

RiverSource Life monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact RiverSource Life's DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of its quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DEFERRED SALES INDUCEMENT COSTS
DSIC consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.


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SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders. RiverSource Life receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, equity indexed annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by RiverSource Life contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life offers contracts containing GMWB and GMAB provisions and, until May 2007, RiverSource Life offered contracts containing guaranteed minimum income benefit ("GMIB") provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, RiverSource Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 11 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for equity indexed annuities are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2009, depending on year of issue, with an average rate of approximately 5.7%.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.


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Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for RiverSource Life's experience. Interest rates used with DI claims ranged from 3.0% to 8.0% at December 31, 2009, with an average rate of 4.7%. Interest rates used with LTC claims ranged from 4.0% to 7.0% at December 31, 2009, with an average rate of 4.1%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life ranged from 4.0% to 10.0% at December 31, 2009, depending on policy form, issue year and policy duration. Anticipated interest rates for DI vary by plan and were 7.5% and 6.0% at policy issue grading to 5.0% over five years and 4.5% over 20 years, respectively. Anticipated interest rates for LTC policy reserves can vary by plan and year and ranged from 5.8% to 9.4% at December 31, 2009.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

SOURCES OF REVENUE
RiverSource Life's principal sources of revenue include premium revenues, net investment income and policy and contract charges.

Premium Revenues
Premium revenues include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums on traditional life, DI and LTC insurance are net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans and policy loans, other investments and cash and cash equivalents; the changes in fair value of trading securities and certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and commercial mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance, net of reinsurance premiums for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life's separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Net Realized Investment Gains (Losses)
Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis, and charges for investments determined to be other-than-temporarily impaired and related to credit losses.

OTHER INSURANCE AND OPERATING EXPENSES
Other insurance and operating expenses primarily include expenses allocated to RiverSource Life from its parent, Ameriprise Financial, for RiverSource Life's share of compensation, professional and consultant fees and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs.


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INCOME TAXES
As a result of the Separation of Ameriprise Financial from American Express, RiverSource Life will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group until 2010. RiverSource Life's provision for income taxes represents the net amount of income taxes that it expects to pay or to receive from various taxing jurisdictions in connection with its operations. RiverSource Life provides for income taxes based on amounts that it believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the consolidated financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes. Among RiverSource Life's deferred tax assets is a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes.

RiverSource Life is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies.

3. RECENT ACCOUNTING PRONOUNCEMENTS

ADOPTION OF NEW ACCOUNTING STANDARDS

Accounting and Reporting for Decreases in Ownership of a Subsidiary
In January 2010, the Financial Accounting Standards Board ("FASB") updated the accounting standards to clarify the accounting and disclosure requirements for changes in the ownership percentage of a subsidiary. The additional disclosures primarily relate to instances when a subsidiary is deconsolidated or a group of assets is derecognized. The additional disclosures primarily relate to fair value considerations, the parent's involvement with the deconsolidated entity and related party considerations. The standard is effective for the first interim or annual reporting period ending after December 15, 2009. RiverSource Life adopted the standard in the fourth quarter of 2009. The adoption did not have any effect on RiverSource Life's consolidated financial condition and results of operations.

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)
In September 2009, the FASB updated the accounting standards to allow for net asset value ("NAV") to be used as a practical expedient in estimating the fair value of alternative investments without readily determinable fair values. The standard also requires additional disclosure by major category of investment related to restrictions on the investor's ability to redeem the investment as of the measurement date, unfunded commitments and the investment strategies of the investees. The disclosures are required for all investments within the scope of the standard regardless of whether the fair value of the investment is measured using the NAV or another method. The standard is effective for interim and annual periods ending after December 15, 2009, with early adoption permitted. RiverSource Life adopted the standard in the fourth quarter of 2009. The adoption did not have a material effect on RiverSource Life's consolidated financial condition and results of operations.

Measuring Liabilities at Fair Value
In August 2009, the FASB updated the accounting standards to provide additional guidance on estimating the fair value of a liability. The standard is effective for the first reporting period, including interim periods, beginning after issuance. RiverSource Life adopted the standard in the fourth quarter of 2009. The adoption did not have a material effect on RiverSource Life's consolidated financial condition and results of operations.

The Hierarchy of GAAP
In June 2009, the FASB established the FASB Accounting Standards Codification(TM) ("Codification") as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The Codification supersedes existing nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009. The Codification did not have a material effect on RiverSource Life's consolidated financial condition and results of operations.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Subsequent Events
In May 2009, the FASB updated the accounting standards on the recognition and disclosure of subsequent events. The standard also requires the disclosure of the date through which subsequent events were evaluated. The standard is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. RiverSource Life adopted the standard in the second quarter of 2009. The adoption did not have a material effect on RiverSource Life's consolidated financial condition and results of operations.

Fair Value
In April 2009, the FASB updated the accounting standards to provide guidance on estimating the fair value of a financial asset or liability when the trade volume and level of activity for the asset or liability have significantly decreased relative to historical levels. The standard requires entities to disclose the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, debt and equity securities as defined by GAAP shall be disclosed by major category. This standard is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009, and is to be applied prospectively. RiverSource Life early adopted the standard in the first quarter of 2009. The adoption did not have a material effect on RiverSource Life's consolidated financial condition and results of operations.

In September 2006, the FASB updated the accounting standards to define fair value, establish a framework for measuring fair value and expand disclosures about fair value measurements. RiverSource Life adopted the standard effective January 1, 2008 and recorded a cumulative effect reduction to the opening balance of retained earnings of $30 million, net of DAC and DSIC amortization and income taxes. This reduction to retained earnings was related to adjusting the fair value of certain derivatives RiverSource Life uses to hedge its exposure to market risk related to certain variable annuity riders. Prior to January 1, 2008, RiverSource Life recorded these derivatives in accordance with accounting guidance for derivative contracts held for trading purposes and contracts involved in energy trading and risk management activities. The new standard nullifies the previous guidance and requires these derivatives to be marked to the price RiverSource Life would receive to sell the derivatives to a market participant (an exit price). The adoption of the standard also resulted in adjustments to the fair value of RiverSource Life's embedded derivative liabilities associated with certain variable annuity riders. Since there is no market for these liabilities, RiverSource Life considered the assumptions participants in a hypothetical market would make to determine an exit price. As a result, RiverSource Life adjusted the valuation of these liabilities by updating certain policyholder assumptions, adding explicit margins to provide for profit, risk, and expenses, and adjusting the rate used to discount expected cash flows to reflect a current market estimate of RiverSource Life's risk of nonperformance specific to these liabilities. These adjustments resulted in an adoption impact of a $4 million increase in earnings, net of DAC and DSIC amortization and income taxes, at January 1, 2008. The nonperformance risk component of the adjustment is specific to the risk of RiverSource Life not fulfilling these liabilities. As RiverSource Life's estimate of this credit spread widens or tightens, the liability will decrease or increase.

Recognition and Presentation of Other-Than-Temporary Impairments
In April 2009, the FASB updated the accounting standards for the recognition and presentation of other-than-temporary impairments. The standard amends existing guidance on other-than-temporary impairments for debt securities and requires that the credit portion of other-than-temporary impairments be recorded in earnings and the noncredit portion of losses be recorded in other comprehensive income (loss) when the entity does not intend to sell the security and it is more likely than not that the entity will not be required to sell the security prior to recovery of its cost basis. The standard requires separate presentation of both the credit and noncredit portions of other-than-temporary impairments on the financial statements and additional disclosures. This standard is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. At the date of adoption, the portion of previously recognized other-than-temporary impairments that represent the noncredit related loss component shall be recognized as a cumulative effect of adoption with an adjustment to the opening balance of retained earnings with a corresponding adjustment to accumulated other comprehensive income (loss). RiverSource Life adopted the standard in the first quarter of 2009 and recorded a cumulative effect increase to the opening balance of retained earnings of $38 million, net of DAC and DSIC amortization, certain benefit reserves and income taxes, and a corresponding increase to accumulated other comprehensive loss, net of impacts to DAC and DSIC amortization, certain benefit reserves and income taxes. See Note 4 for RiverSource Life's required disclosures.

Disclosures about Derivative Instruments and Hedging Activities
In March 2008, the FASB updated the accounting standards for disclosures about derivative instruments and hedging activities. The standard intends to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures about their impact on an entity's financial position, financial performance, and cash flows. The standard requires disclosures regarding the objectives for using derivative instruments, the fair value of derivative instruments and their related gains and losses, and the accounting for derivatives and related hedged items. The standard is effective for fiscal years and

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

interim periods beginning after November 15, 2008, with early adoption permitted. RiverSource Life applied the new disclosure requirements in the first quarter of 2009. See Note 15 for the required disclosures.

Noncontrolling Interests in Consolidated Financial Statements
In December 2007, the FASB updated the accounting standards for noncontrolling interests in consolidated financial statements to establish the accounting and reporting for ownership interest in subsidiaries not attributable, directly or indirectly, to a parent. The standard requires noncontrolling (minority) interests to be classified as equity (instead of as a liability) within the Consolidated Balance Sheets, and net income (loss) attributable to both the parent and the noncontrolling interests to be disclosed on the face of the Consolidated Statements of Income. The standard is effective for fiscal years beginning after December 15, 2008, and interim periods within those years with early adoption prohibited. The provisions of the standard are to be applied prospectively, except for the presentation and disclosure requirements which are to be applied retrospectively to all periods presented. RiverSource Life adopted the new standard as of January 1, 2009 and there was no impact on its consolidated financial condition and results of operations.

Uncertainty in Income Taxes
In June 2006, the FASB updated the accounting standards related to uncertainty in income taxes. The standard prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The standard also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life adopted the standard as of January 1, 2007. The effect of adopting the standard on RiverSource Life's consolidated financial condition and results of operations was not material.

DAC Costs in Connection With Modifications or Exchanges of Insurance Contracts In September 2005, the accounting standards related to DAC in connection with modifications or exchanges of insurance contracts were updated. The standard provides clarifying guidance on accounting for DAC associated with an insurance or annuity contract that is significantly modified or is internally replaced with another contract. Prior to adoption, RiverSource Life accounted for many of these transactions as contract continuations and continued amortizing existing DAC against revenue for the new or modified contract. Effective January 1, 2007, RiverSource Life adopted the standard resulting in these transactions being prospectively accounted for as contract terminations. Consistent with this, RiverSource Life now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting the standard, RiverSource Life recorded as a cumulative change in accounting principle $206 million, reducing DAC by $204 million, DSIC by $11 million and liabilities for future policy benefits by $9 million. The after-tax decrease to retained earnings for these changes was $134 million.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

Fair Value
In January 2010, the FASB updated the accounting standards related to disclosure about fair value measurements. The standard expands the current disclosure requirements to include additional detail about significant transfers between Levels 1 and 2 within the fair value hierarchy and presenting activity in the rollforward of Level 3 activity on a gross basis. The standard also clarifies existing disclosure requirements related to the level of disaggregation to be used for assets and liabilities as well as disclosures about the inputs and valuation techniques used to measure fair value. The standard is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure requirements related to the Level 3 rollforward, which are effective for interim and annual periods beginning after December 15, 2010. RiverSource Life will adopt the standard in the first quarter of 2010 except for the additional disclosures related to the Level 3 rollforward, which RiverSource Life will adopt in the first quarter of 2011. The adoption of the standard will not impact RiverSource Life's consolidated financial condition and results of operations.

Consolidation of Variable Interest Entities
In June 2009, the FASB updated the accounting standards related to the consolidation of variable interest entities. The standard amends current consolidation guidance and requires additional disclosures about an enterprise's involvement in VIEs. The standard is effective for interim and annual reporting periods beginning after November 15, 2009, with early adoption prohibited. RiverSource Life does not expect the adoption to have a material effect on its consolidated financial condition and results of operations.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

4. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

                                                                          DECEMBER 31, 2009
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR       NON-CREDIT
DESCRIPTION OF SECURITIES (IN MILLIONS)             COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                          $14,245       $  855         $(106)       $14,994        $  1
Residential mortgage backed securities               5,249          185          (238)         5,196         (41)
Commercial mortgage backed securities                3,874          182           (16)         4,040          --
Asset backed securities                                877           32           (29)           880          --
State and municipal obligations                        647           12           (46)           613          --
U.S. government and agencies obligations               152            7            (1)           158          --
Foreign government bonds and obligations                94           14            (1)           107          --
Other structured investments                             4            7            --             11           7
--------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                            25,142        1,294          (437)        25,999         (33)
Common and preferred stocks                             30           --            (7)            23          --
--------------------------------------------------------------------------------------------------------------------
  Total                                            $25,172       $1,294         $(444)       $26,022        $(33)
====================================================================================================================



(1) Represents the amount of other-than-temporary impairment losses in Accumulated Other Comprehensive Income, which starting January 1, 2009, were not included in earnings. Amount includes unrealized gains and losses on impaired securities subsequent to the impairment date. These amounts are included in gross unrealized gains and losses at December 31, 2009.

                                                                          DECEMBER 31, 2008
                                                       ------------------------------------------------------
                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DESCRIPTION OF SECURITIES (IN MILLIONS)                    COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                 $12,030        $ 86         $(1,123)      $10,993
Residential mortgage backed securities                      3,697          59            (220)        3,536
Commercial mortgage backed securities                       2,582          35            (174)        2,443
Asset backed securities                                       682           4             (60)          626
State and municipal obligations                               164           1             (20)          145
U.S. government and agencies obligations                      200          11              --           211
Foreign government bonds and obligations                       95          16              (4)          107
Other structured investments                                    2           7              --             9
-------------------------------------------------------------------------------------------------------------
  Total fixed maturities                                   19,452         219          (1,601)       18,070
Common and preferred stocks                                    30          --             (14)           16
-------------------------------------------------------------------------------------------------------------
  Total                                                   $19,482        $219         $(1,615)      $18,086
=============================================================================================================



At December 31, 2009 and 2008, fixed maturity securities comprised approximately 88% and 82%, respectively, of RiverSource Life's total investments. These securities were rated by Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Services ("S&P") and Fitch Ratings Ltd. ("Fitch"), except for approximately $1.1 billion of securities at both December 31, 2009 and 2008, which were rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's, S&P and Fitch. Ratings on fixed maturity securities are presented using the median of ratings from Moody's, S&P and Fitch. If only two of the ratings are available, the lower rating is used. A summary of fixed maturity securities by rating was as follows:

                                                    DECEMBER 31, 2009                         DECEMBER 31, 2008
                                        ----------------------------------------------------------------------------------
                                                                     PERCENT OF                                PERCENT OF
RATINGS (IN MILLIONS, EXCEPT              AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
PERCENTAGES)                                COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                        $ 9,194       $ 9,520          37%        $ 7,038       $ 6,779          38%
AA                                           1,081         1,084           4           1,071         1,017           6
A                                            4,182         4,326          17           4,132         3,883          21
BBB                                          9,276         9,826          38           5,901         5,388          30
Below investment grade                       1,409         1,243           4           1,310         1,003           5
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                   $25,142       $25,999         100%        $19,452       $18,070         100%
==========================================================================================================================



At December 31, 2009 and 2008, approximately 19% and 44%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of shareholder's equity.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:


                                                                DECEMBER 31, 2009
(IN MILLIONS, EXCEPT    ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES               SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 133         $1,088         $(18)          165         $1,313         $ (88)         298
Residential mortgage
  backed securities           43          1,184          (34)           68            363          (204)         111
Commercial mortgage
  backed securities           33            353           (4)           26            297           (12)          59
Asset backed
  securities                   7             70           (1)           18             87           (28)          25
State and municipal
  obligations                 32            232           (9)            2             99           (37)          34
U.S. government and
  agencies
  obligations                  2             89           (1)           --             --            --            2
Foreign government
  bonds and
  obligations                 --             --           --             2              4            (1)           2
Other structured
  investments                 --             --           --             2             --            --            2
Common and preferred
  stock                       --             --           --             2             23            (7)           2
------------------------------------------------------------------------------------------------------------------------
  Total                      250         $3,016         $(67)          285         $2,186         $(377)         535
========================================================================================================================

                             DECEMBER 31, 2009
(IN MILLIONS, EXCEPT    --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES                  VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities               $2,401         $(106)
Residential mortgage
  backed securities         1,547          (238)
Commercial mortgage
  backed securities           650           (16)
Asset backed
  securities                  157           (29)
State and municipal
  obligations                 331           (46)
U.S. government and
  agencies
  obligations                  89            (1)
Foreign government
  bonds and
  obligations                   4            (1)
Other structured
  investments                  --            --
Common and preferred
  stock                        23            (7)
--------------------------------------------------
  Total                    $5,202         $(444)
==================================================





                                                                DECEMBER 31, 2008
(IN MILLIONS, EXCEPT    ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES               SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 312         $5,086         $(372)         221         $3,309        $  (751)        533
Residential mortgage
  backed securities           34            305           (85)          52            466           (135)         86
Commercial mortgage
  backed securities           26            387           (23)          54            867           (151)         80
Asset backed
  securities                  17            187           (31)          15            124            (29)         32
State and municipal
  obligations                  2             17            (1)           2             78            (19)          4
U.S. government and
  agencies
  obligations                 --             --            --            1             11             --           1
Foreign government
  bonds and
  obligations                  7             20            (4)          --             --             --           7
Other structured
  investments                 --             --            --            2             --             --           2
Common and preferred
  stock                       --             --            --            2             16            (14)          2
------------------------------------------------------------------------------------------------------------------------
  Total                      398         $6,002         $(516)         349         $4,871        $(1,099)        747
========================================================================================================================

                             DECEMBER 31, 2008
(IN MILLIONS, EXCEPT    --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES                  VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities               $ 8,395       $(1,123)
Residential mortgage
  backed securities            771          (220)
Commercial mortgage
  backed securities          1,254          (174)
Asset backed
  securities                   311           (60)
State and municipal
  obligations                   95           (20)
U.S. government and
  agencies
  obligations                   11            --
Foreign government
  bonds and
  obligations                   20            (4)
Other structured
  investments                   --            --
Common and preferred
  stock                         16           (14)
--------------------------------------------------
  Total                    $10,873       $(1,615)
==================================================



As part of RiverSource Life's ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in credit spreads across sectors. The primary driver of lower unrealized losses in 2009 compared to 2008 was the tightening of credit spreads across sectors, partially offset by higher interest rates. In addition, a portion of the decrease in unrealized losses was offset by an increase due to the adoption of a new accounting standard effective January 1, 2009. RiverSource Life recorded a cumulative effect increase to the amortized cost of previously other-than-temporarily impaired investments that increased the gross unrealized losses on Available-for-Sale securities by $64 million. This impact is due to the impairment of Available-for-Sale securities recognized in other comprehensive income (loss) previously recognized through earnings for factors other than credit.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on securities for which a portion of the securities' total other-than-temporary impairments was recognized in other comprehensive income (loss):

                                                                                    (IN
                                                                                 MILLIONS)
-------------------------------------------------------------------------------------------
Beginning balance of credit losses on securities held for which a portion of other-than-temporary impairment was recognized in other comprehensive
  income                                                                           $102
Additional amount related to credit losses for which an other-than-temporary
  impairment was not previously recognized                                            7
Reductions for securities sold during the period (realized)                         (58)
Additional increases to the amount related to credit losses for which an
  other-than-temporary impairment was previously recognized                          31
-------------------------------------------------------------------------------------------
Ending balance of credit losses on securities held as of December 31, 2009 for which a portion of other-than-temporary impairment was recognized in
  other comprehensive income                                                       $ 82
===========================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The change in net unrealized securities gains (losses) in other comprehensive income (loss) includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities; and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates. As a result of the adoption of a new accounting standard effective January 1, 2009, net unrealized investment gains (losses) arising during the period also includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period. Additionally, reclassification of (gains) losses included in net income contains noncredit other-than-temporary impairment losses that were previously unrealized, but have been recognized in current period net income due to their reclassification as credit losses.

The following table presents a rollforward of the net unrealized securities gains (losses) on Available-for-Sale securities included in accumulated other comprehensive income (loss):

                                                                                         ACCUMULATED
                                                                                            OTHER
                                                                                         COMPREHEN-
                                                                                         SIVE INCOME
                                                                                           (LOSS)
                                                                                         RELATED TO
                                                                 NET                         NET
                                                             UNREALIZED                  UNREALIZED
                                                             INVESTMENT                  INVESTMENT
                                                                GAINS       DEFERRED        GAINS
(IN MILLIONS)                                                 (LOSSES)     INCOME TAX     (LOSSES)
----------------------------------------------------------------------------------------------------
Balance at January 1, 2007                                     $  (258)       $  90        $  (168)
  Net unrealized investment gains arising during the
     period                                                        103          (36)            67
  Reclassification of gains included in net income                 (39)          14            (25)
  Impact on DAC, DSIC and benefit reserves                          15           (5)            10
----------------------------------------------------------------------------------------------------
Balance at December 31, 2007                                   $  (179)       $  63        $  (116)
  Net unrealized investment losses arising during the
     period                                                     (1,598)         559         (1,039)
  Reclassification of losses included in net income                431         (151)           280
  Impact on DAC, DSIC and benefit reserves                         303         (106)           197
----------------------------------------------------------------------------------------------------
Balance at December 31, 2008                                   $(1,043)       $ 365        $  (678)
  Cumulative effect of accounting change                           (58)(1)       20            (38)
  Net unrealized investment gains arising during the
     period                                                      2,378         (832)         1,546
  Reclassification of gains included in net income                 (73)          26            (47)
  Impact on DAC, DSIC, benefit reserves and reinsurance
     recoverables                                                 (566)         199           (367)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2009                                   $   638        $(222)       $   416(2)
====================================================================================================



(1) Amount represents the cumulative effect of adopting a new accounting standard on January 1, 2009, net of DAC and DSIC amortization and certain benefit reserves. See Note 3 for additional information on the adoption impact.

(2) At December 31, 2009, Accumulated Other Comprehensive Income Related to Net Unrealized Investment Gains included $(16) million of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Gross realized investment gains from sales                         $185          $  13         $ 64
Gross realized investment losses from sales                         (50)            (6)         (20)
Other-than-temporary impairments related to credit                  (62)          (440)          (4)


The $62 million of other-than-temporary impairments recognized in net realized investment gains (losses) in 2009 were related to credit losses on non-agency residential mortgage backed securities and corporate debt securities in the gaming industry and banking and finance industries. The $440 million of other-than-temporary impairments recognized in net realized investment gains (losses) in 2008 primarily to credit losses on non-agency residential mortgage backed securities, corporate debt securities primarily in the financial services industry and asset backed and other securities. The $4 million of other-than-temporary impairments recognized in net realized investment gains (losses) in 2007 related to corporate debt securities in the publishing and home building industries.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Available-for-Sale securities by contractual maturity at December 31, 2009 were as follows:

                                                                         AMORTIZED
(IN MILLIONS)                                                              COST       FAIR VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                       $   738       $   751
Due after one year through five years                                       6,638         6,862
Due after five years through 10 years                                       4,786         5,062
Due after 10 years                                                          2,976         3,197
-------------------------------------------------------------------------------------------------
                                                                           15,138        15,872
-------------------------------------------------------------------------------------------------
Residential mortgage backed securities                                      5,249         5,196
Commercial mortgage backed securities                                       3,874         4,040
Asset backed securities                                                       877           880
Other structured investments                                                    4            11
Common and preferred stocks                                                    30            23
-------------------------------------------------------------------------------------------------
  Total                                                                   $25,172       $26,022
=================================================================================================



Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and other structured investments are not due at a single maturity date. As such, these securities, as well as common and preferred stocks, were not included in the maturities distribution.

At December 31, 2009 and 2008, bonds carried at $7 million and $6 million, respectively, were on deposit with various states as required by law.

Commercial Mortgage Loans, Net
The following is a summary of commercial mortgage loans:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2009          2008
-------------------------------------------------------------------------------------------------
Commercial mortgage loans                                                 $2,562        $2,754
Less: allowance for loan losses                                              (30)          (17)
-------------------------------------------------------------------------------------------------
Commercial mortgage loans, net                                            $2,532        $2,737
=================================================================================================



Commercial mortgage loans are first mortgages on real estate. RiverSource Life holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Commercial mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan.

The balances of and changes in the allowance for loan losses were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Balance at January 1                                                $17           $16          $ 37
Provision for loan losses                                            14             1           (21)
Foreclosures, write-offs and loan sales                              (1)           --            --
-------------------------------------------------------------------------------------------------------
Balance at December 31                                              $30           $17          $ 16
=======================================================================================================



Concentrations of credit risk of commercial mortgage loans by region were as follows:

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
(IN MILLIONS)                                                     2009                        2008
-------------------------------------------------------------------------------------------------------------
                                                        ON-BALANCE      FUNDING     ON-BALANCE      FUNDING
                                                           SHEET      COMMITMENTS      SHEET      COMMITMENTS
-------------------------------------------------------------------------------------------------------------
Commercial mortgage loans by U.S. region:
  Atlantic                                                $  835          $13         $  880          $ 3
  North Central                                              538           16            629           10
  Pacific                                                    487           13            463           20
  Mountain                                                   296           --            319           10
  South Central                                              248            8            287           --
  New England                                                158           --            176           --
-------------------------------------------------------------------------------------------------------------
                                                           2,562           50          2,754           43
Less: allowance for loan losses                              (30)          --            (17)          --
-------------------------------------------------------------------------------------------------------------
  Total                                                   $2,532          $50         $2,737          $43
=============================================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
(IN MILLIONS)                                                     2009                        2008
-------------------------------------------------------------------------------------------------------------
                                                        ON-BALANCE      FUNDING     ON-BALANCE      FUNDING
                                                           SHEET      COMMITMENTS      SHEET      COMMITMENTS
-------------------------------------------------------------------------------------------------------------
Commercial mortgage loans by U.S. property type:
  Shopping centers and retail                             $  842          $16         $  869          $23
  Office buildings                                           702            6            777           18
  Industrial buildings                                       468           12            485            2
  Apartments                                                 340           --            383           --
  Hotels and motels                                           61           --             76           --
  Mixed use                                                   46           --             50           --
  Medical buildings                                           28           16             32           --
  Other                                                       75           --             82           --
-------------------------------------------------------------------------------------------------------------
                                                           2,562           50          2,754           43
Less: allowance for loan losses                              (30)          --            (17)          --
-------------------------------------------------------------------------------------------------------------
  Total                                                   $2,532          $50         $2,737          $43
=============================================================================================================



Commitments to fund commercial mortgages were made in the ordinary course of business. The funding commitments at December 31, 2009 and 2008 approximate fair value.

Below Investment Grade Syndicated Bank Loans, Net
The following is a summary of below investment grade syndicated bank loans:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2009          2008
-------------------------------------------------------------------------------------------------
Below investment grade syndicated bank loans                               $228          $260
Less: allowance for loan losses                                             (12)          (12)
-------------------------------------------------------------------------------------------------
Net below investment grade syndicated bank loans                           $216          $248
=================================================================================================



Below investment grade syndicated bank loans, which are included as a component of other investments, represent loans in which a group of lenders provide funds to borrowers. There is usually one originating lender which retains a small percentage and syndicates the remainder.

Trading Securities
Net recognized gains (losses) related to trading securities held at December 31, 2009, 2008 and 2007 were nil, $9 million and $(2) million, respectively.

Sources of Investment Income and Net Realized Investment Gains (Losses) Net investment income is summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                        $1,371        $1,043        $1,187
Income on commercial mortgage loans                                  160           173           173
Trading securities and other investments                              35            55            82
-------------------------------------------------------------------------------------------------------
                                                                   1,566         1,271         1,442
Less: investment expenses                                            (40)          (19)          (18)
-------------------------------------------------------------------------------------------------------
  Total                                                           $1,526        $1,252        $1,424
=======================================================================================================



Net realized investment gains (losses) are summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                   $ 73          $(433)         $40
Commercial mortgage loans                                           (13)            (1)          --
Trading securities and other investments                             (1)            (8)          --
Reduction in the allowance for loan losses                           --             --           21
-------------------------------------------------------------------------------------------------------
  Total                                                            $ 59          $(442)         $61
=======================================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

5. VARIABLE INTEREST ENTITIES

RTA, a subsidiary of RiverSource Life Insurance Company, has variable interests in affordable housing partnerships for which it is not the primary beneficiary and, therefore, does not consolidate.

RTA's maximum exposure to loss as a result of its investment in the affordable housing partnerships is limited to the carrying values. The carrying values are reflected in trading securities and other investments and were $28 million and $54 million as of December 31, 2009 and 2008, respectively. RTA has no obligation to provide further financial or other support to the affordable housing partnerships nor has it provided any additional support to the affordable housing partnerships. RiverSource Life had no liabilities recorded as of December 31, 2009 and 2008 related to the affordable housing partnerships.

6. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

During the third quarter of 2009, 2008 and 2007, RiverSource Life completed the annual detailed review of valuation assumptions of its products. In addition, during the third quarter of 2008, RiverSource Life converted to a new industry standard valuation system that provides enhanced modeling capabilities.

The total pretax impacts on RiverSource Life's assets and liabilities attributable to the review of valuation assumptions during the third quarter of 2009, 2008 and 2007 and the valuation system conversion during the third quarter of 2008 were as follows:

                                                                                           FUTURE
BALANCE SHEET IMPACT             REINSURANCE                                  OTHER        POLICY         OTHER
DEBIT (CREDIT) (IN MILLIONS)    RECOVERABLES       DAC          DSIC         ASSETS       BENEFITS     LIABILITIES      TOTAL
--------------------------------------------------------------------------------------------------------------------------------
2009 period                         $(65)         $119           $ 9           $--          $ 71           $--          $134
2008 period                           92           (81)           (6)            1            95             5           106
2007 period                           (2)          (16)            3            --           (15)           --           (30)


The total pretax impacts on RiverSource Life's revenues and expenses attributable to the review of the valuation assumptions for the years ended December 31, 2009, 2008 and 2007 and the valuation system conversion for the year ended December 31, 2008 were as follows:

                                                                      BENEFITS,                     OTHER
                                                                       CLAIMS,                    INSURANCE
                                                       POLICY AND    LOSSES AND                      AND
PRETAX                                                  CONTRACT     SETTLEMENT   AMORTIZATION    OPERATING
BENEFIT (CHARGE) (IN MILLIONS)            PREMIUMS       CHARGES      EXPENSES       OF DAC       EXPENSES        TOTAL
--------------------------------------------------------------------------------------------------------------------------
2009 period                                  $--          $(65)         $ 80          $119           $--          $134
2008 period                                    2            95            89           (81)            1           106
2007 period                                   --            (2)          (12)          (16)           --           (30)


The balances of and changes in DAC were as follows:

(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $4,324        $4,334        $4,321
Cumulative effect of accounting change                                --            36          (204)
Capitalization of acquisition costs                                  558           587           699
Amortization, excluding impacts of valuation assumptions
review and valuation system conversion                              (264)         (780)         (454)
Amortization, impact of valuation assumptions review and
valuation system conversion                                          119           (81)          (16)
Impact of change in net unrealized securities losses (gains)        (452)          228           (12)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $4,285        $4,324        $4,334
=======================================================================================================



The balances of and changes in DSIC were as follows:

(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Balance at January 1                                               $518          $ 511         $452
Cumulative effect of accounting change                               --              9          (11)
Capitalization of sales inducements costs                            82             87          124
Amortization, excluding impacts of valuation assumptions
review and valuation system conversion                              (19)          (115)         (56)
Amortization, impact of valuation assumptions review and
valuation system conversion                                           9             (6)           3
Impact of change in net unrealized securities losses (gains)        (66)            32           (1)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                             $524          $ 518         $511
=======================================================================================================



RiverSource Life adopted a new accounting standard on the recognition and presentation of other-than-temporary impairments in the first quarter of 2009. The adoption had no net impact to DAC and DSIC.

Effective January 1, 2008, RiverSource Life adopted a new accounting standard on fair value measurements and recorded as a cumulative change in accounting principle a pretax increase of $36 million and $9 million to DAC and DSIC, respectively. See Note 3 for additional information regarding RiverSource Life's adoption of fair value accounting standards.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Effective January 1, 2007, RiverSource Life adopted a new accounting standard related to DAC in connection with modifications or exchanges of insurance contracts and recorded as a cumulative change in accounting principle a pretax reduction of $204 million and $11 million to DAC and DSIC, respectively.

7. REINSURANCE

Generally, RiverSource Life reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. As a result, RiverSource Life typically retains and is at risk for, at most, 10% of each policy's death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. RiverSource Life began reinsuring risks at this level during 2001 (2002 for RiverSource Life of NY) for term life insurance and 2002 (2003 for RiverSource Life of NY) for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by RiverSource Life is $1.5 million (increased from $750,000 during 2008) on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

For existing LTC policies, RiverSource Life (and RiverSource Life of NY for 1996 and later issues) retained 50% of the risk and ceded the remaining 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. ("Genworth").

Generally, RiverSource Life retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states in October 2007 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. RiverSource Life retains all risk for new claims on DI contracts sold on other policy forms. RiverSource Life also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

In addition, RiverSource Life assumes life insurance and fixed annuity risk under reinsurance arrangements with unaffiliated insurance companies.

At December 31, 2009 and 2008, traditional life and universal life insurance in force aggregated $192.8 billion and $192.3 billion, respectively, of which $131.2 billion and $127.6 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis. RiverSource Life also reinsures a portion of the risks assumed under its DI and LTC policies.

The effect of reinsurance on premiums was as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Direct premiums                                                    $ 721         $ 641         $ 628
Reinsurance ceded                                                   (271)         (203)         (189)
-------------------------------------------------------------------------------------------------------
Net premiums                                                       $ 450         $ 438         $ 439
=======================================================================================================



Policy and contract charges are presented on the Consolidated Statements of Income net of $62 million, $61 million and $57 million of reinsurance ceded for the years ended December 31, 2009, 2008 and 2007, respectively.

Reinsurance recovered from reinsurers was $167 million, $142 million and $126 million for the years ended December 31, 2009, 2008 and 2007, respectively. Reinsurance contracts do not relieve RiverSource Life from its primary obligation to policyholders.

Included in reinsurance recoverables is approximately $1.3 billion and $1.2 billion related to LTC risk ceded to Genworth as of December 31, 2009 and 2008, respectively. Included in future policy benefits is $667 million and $689 million related to assumed reinsurance arrangements as of December 31, 2009 and 2008, respectively.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

8. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2009          2008
-------------------------------------------------------------------------------------------------
Fixed annuities                                                           $16,558       $14,058
Equity indexed annuities accumulated host values                              159           228
Equity indexed annuities embedded derivatives                                   9            16
Variable annuities fixed sub-accounts                                       6,127         5,623
Variable annuity GMWB                                                         204         1,471
Variable annuity GMAB                                                         100           367
Other variable annuity guarantees                                              12            67
-------------------------------------------------------------------------------------------------
  Total annuities                                                          23,169        21,830
VUL/ UL insurance                                                           2,595         2,526
Other life, DI and LTC insurance                                            4,619         4,397
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                             30,383        28,753
Policy claims and other policyholders' funds                                  123           172
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
  policyholders' funds                                                    $30,506       $28,925
=================================================================================================



Separate account liabilities consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2009          2008
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                    $48,982       $37,657
VUL insurance variable sub-accounts                                         5,239         4,091
Other insurance variable sub-accounts                                          46            39
-------------------------------------------------------------------------------------------------
  Total separate account liabilities                                      $54,267       $41,787
=================================================================================================



Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life generally invests the proceeds from the annuity payments in fixed rate securities. RiverSource Life may hedge the interest rate risks related to fixed annuities with derivative instruments. As of December 31, 2009 and 2008, there were no outstanding derivatives to hedge these risks.

Equity Indexed Annuities
The Index 500 Annuity, RiverSource Life's equity indexed annuity product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the S&P 500 Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. RiverSource Life generally invests the proceeds from the annuity deposits in fixed rate securities and hedges the equity risk with derivative instruments. See Note 15 for additional information regarding RiverSource Life's derivative instruments. In 2007, RiverSource Life discontinued new sales of equity indexed annuities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. RiverSource Life previously offered contracts with GMIB provisions. See Note 2 and Note 9 for additional information regarding RiverSource Life's variable annuity guarantees. RiverSource Life does not currently hedge its risk under the GGU and GMIB provisions. During the third quarter of 2009, RiverSource Life entered into a limited number of derivative contracts to economically hedge equity exposure related to GMDB provisions on variable annuity contracts written previously in 2009. The total value of variable annuity contracts with GMWB riders increased from $12.7 billion at December 31, 2008 to $19.2 billion at December 31, 2009. The total value of variable annuity contracts with GMAB riders increased from $2.0 billion at December 31, 2008 to $2.9 billion at December 31, 2009. The total value of variable annuity contracts with GMDB riders increased from $42.2 billion at December 31, 2008 to $53.7 billion at December 31, 2009, of which $5.2 billion have corresponding hedges. See Note 15 for additional information regarding derivative instruments used to hedge risks related to GMWB, GMAB and GMDB provisions.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by RiverSource Life. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. RiverSource Life also offers term and whole life insurance as well as disability products. RiverSource Life no longer offers LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims, and obligations for anticipated future claims.

9. VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by RiverSource Life contain GMDB provisions. RiverSource Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as GGU benefits. In addition, RiverSource Life offers contracts with GMWB and GMAB provisions. RiverSource Life previously offered contracts containing GMIB provisions. See
Note 2 and Note 8 for additional information regarding the liabilities related to variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. RiverSource Life has three primary GMDB provisions:

- Return of premium -- provides purchase payments minus adjusted partial surrenders.

- Reset -- provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision is often provided in combination with the return of premium provision. This provision is no longer offered.

- Ratchet -- provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on equity market performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance.

RiverSource Life has GMWB riders in force with the following provisions:

- withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

- withdrawals at a specified rate per year for the life of the contractholder ("GMWB for life").

- withdrawals at a specified rate per year for joint contractholders while either is alive. Once withdrawals begin, the contractholder's funds are moved to one of three less aggressive asset allocation models (of the five that are available prior to withdrawal).

- withdrawals based on performance of the contract or issue age. On some contracts, credits are applied annually for the first ten years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL contracts offered by RiverSource Life provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following table provides information related to variable annuity guarantees for which RiverSource Life has established additional liabilities:

                                                        DECEMBER 31, 2009                            DECEMBER 31, 2008
                                    ---------------------------------------------------------------------------------------
                                                     CONTRACT                      WEIGHTED                      CONTRACT
VARIABLE ANNUITY GUARANTEES BY          TOTAL        VALUE IN          NET          AVERAGE         TOTAL        VALUE IN
BENEFIT TYPE(1)                       CONTRACT       SEPARATE        AMOUNT        ATTAINED       CONTRACT       SEPARATE
(IN MILLIONS, EXCEPT AGE)               VALUE        ACCOUNTS      AT RISK(2)         AGE           VALUE        ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
GMDB:
  Return of Premium                    $30,938        $28,415        $  974           61           $22,249        $20,153
  Six-Year Reset                        13,886         11,197           926           61            12,719         10,063
  One-Year Ratchet                       7,081          6,400           873           63             5,770          5,061
  Five-Year Ratchet                      1,256          1,171            38           59               951            888
  Other                                    582            542            98           67               471            429
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMDB                      $53,743        $47,725        $2,909           61           $42,160        $36,594
===========================================================================================================================
GGU DEATH BENEFIT                      $   853        $   775        $   70           63           $   699        $   619
GMIB                                   $   628        $   582        $  126           63           $   567        $   511
GMWB:
  GMWB                                 $ 4,196        $ 4,067        $  454           64           $ 3,513        $ 3,409
  GMWB for life                         14,988         14,333           795           63             9,194          8,764
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMWB                      $19,184        $18,400        $1,249           63           $12,707        $12,173
===========================================================================================================================
GMAB                                   $ 2,926        $ 2,853        $  153           56           $ 2,006        $ 1,937
                                         DECEMBER 31, 2008
                                    ---------------------------
                                                     WEIGHTED
VARIABLE ANNUITY GUARANTEES BY           NET          AVERAGE
BENEFIT TYPE(1)                        AMOUNT        ATTAINED
(IN MILLIONS, EXCEPT AGE)            AT RISK(2)         AGE
---------------------------------------------------------------
GMDB:
  Return of Premium                    $ 4,873          61
  Six-Year Reset                         2,802          61
  One-Year Ratchet                       2,163          62
  Five-Year Ratchet                        199          59
  Other                                    192          66
---------------------------------------------------------------
    Total -- GMDB                      $10,229          61
===============================================================
GGU DEATH BENEFIT                      $    65          63
GMIB                                   $   245          63
GMWB:
  GMWB                                 $ 1,312          63
  GMWB for life                          2,704          63
---------------------------------------------------------------
    Total -- GMWB                      $ 4,016          63
===============================================================
GMAB                                   $   608          56


(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2) Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract.

Changes in additional liabilities were as follows:

(IN MILLIONS)                                    GMDB & GGU       GMIB          GMWB          GMAB           UL
--------------------------------------------------------------------------------------------------------------------
Liability balance at January 1, 2008                $ 24           $ 3         $   136        $  33          $ 4
Incurred claims                                       58            10           1,335          334            6
Paid claims                                          (27)           (1)             --           --           (3)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2008                55            12           1,471          367            7
Incurred claims                                       12            (5)         (1,267)        (267)           8
Paid claims                                          (61)           (1)             --           --           --
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2009              $  6           $ 6         $   204        $ 100          $15
====================================================================================================================



The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2009          2008
-------------------------------------------------------------------------------------------------
Mutual funds:
  Equity                                                                  $29,379       $21,899
  Bond                                                                     16,537        12,135
  Other                                                                     2,889         3,463
-------------------------------------------------------------------------------------------------
Total mutual funds                                                        $48,805       $37,497
=================================================================================================



No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

10. LINES OF CREDIT

In July 2009, RiverSource Life Insurance Company, as the borrower, entered into a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed $800 million at any time. The interest rate for any borrowing under the new agreement is established by reference to LIBOR plus 28 basis points. Amounts borrowed may be repaid at any time with no prepayment penalty. As of December 31, 2009, the outstanding balance under this credit line was $300 million which was repaid in full with payments in January and February 2010.

RiverSource Life has available a committed line of credit with Ameriprise Financial aggregating $200 million. The interest rate for any borrowings is established by reference to LIBOR. There were no amounts outstanding on this line of credit at December 31, 2009 and 2008.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

In September 2008, RiverSource Life, as the lender, entered into a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life's statutory admitted assets as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR plus 28 basis points. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2009 and 2008.

RiverSource Life had a collateral loan agreement with Ameriprise Financial aggregating up to $75 million which expired on October 31, 2008.

11. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

VALUATION HIERARCHY
RiverSource Life categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by RiverSource Life's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

DETERMINATION OF FAIR VALUE
RiverSource Life uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. RiverSource Life's market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. RiverSource Life's income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, RiverSource Life maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

ASSETS

Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their NAV and classified as Level 1. RiverSource Life's remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from nationally-recognized pricing services, broker quotes, or other model-based valuation techniques such as the present value of cash flows. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate and municipal bonds, agency mortgage backed securities, commercial mortgage backed securities, asset backed securities and U.S. and foreign government and agency securities. Level 3 securities include corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities.

Through RiverSource Life's own experience transacting in the marketplace and through discussions with its pricing vendors, RiverSource Life believes that the market for non-agency residential mortgage backed securities is inactive. Indicators of inactive markets include: pricing services' reliance on brokers or discounted cash flow analyses to provide prices, an increase in the disparity between prices provided by different pricing services for the same security, unreasonably large bid-offer spreads and a significant decrease in the volume of trades relative to historical levels. In certain cases, this market inactivity has resulted in RiverSource Life applying valuation techniques that rely more on an income approach (discounted cash flows using market rates) than on a market approach (prices from pricing services). RiverSource Life considers market observable yields for other asset classes it considers to be of similar risk which includes nonperformance and liquidity for individual

RiverSource Life Insurance Company
--------------------------------------------------------------------------------


securities to set the discount rate for applying the income approach to certain non-agency residential mortgage backed securities.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Derivatives
The fair value of derivatives that are traded in certain over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include interest rate swaps and options. Derivatives that are valued using pricing models that have significant unobservable inputs are classified as Level 3 measurements. Structured derivatives that are used by RiverSource Life to hedge its exposure to market risk related to certain variable annuity riders are classified as Level 3. RiverSource Life settled these derivatives in the second quarter of 2009 and has not entered into any additional structured derivatives since then.

LIABILITIES

Embedded Derivatives

VARIABLE ANNUITY RIDERS -- GMAB AND GMWB
RiverSource Life values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk, and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions and margins for risk, profit and expenses that RiverSource Life believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of RiverSource Life's nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits.

EQUITY INDEXED ANNUITIES
RiverSource Life uses various Black-Scholes calculations to determine the fair value of the embedded derivative liability associated with the provisions of its equity indexed annuities. The inputs to these calculations are primarily market observable. As a result, these measurements are classified as Level 2. The embedded derivative liability attributable to the provisions of RiverSource Life's equity indexed annuities is recorded in future policy benefits.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

                                                                          DECEMBER 31, 2009
                                                       ------------------------------------------------------
(IN MILLIONS)                                             LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
     Fixed maturities:
       Corporate debt securities                            $--         $13,755       $1,239        $14,994
       Residential mortgage backed securities                --           2,424        2,772          5,196
       Commercial mortgage backed securities                 --           3,968           72          4,040
       Asset backed securities                               --             665          215            880
       State and municipal obligations                       --             613           --            613
       U.S. government and agencies obligations              11             147           --            158
       Foreign government bonds and obligations              --             107           --            107
       Other structured investments                          --              --           11             11
-------------------------------------------------------------------------------------------------------------
     Total Available-for-Sale securities: Fixed
     maturities                                              11          21,679        4,309         25,999
  Common and preferred stocks                                --              23           --             23
  Trading securities                                         --              36           --             36
  Cash equivalents                                            2             801           --            803
  Other assets                                               --             615           --            615
  Separate account assets                                    --          54,267           --         54,267
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                  $13         $77,421       $4,309        $81,743
=============================================================================================================

Liabilities
  Future policy benefits                                    $--         $     9       $  299        $   308
  Other liabilities                                          --             757           --            757
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                             $--         $   766       $  299        $ 1,065
=============================================================================================================




                                                                          DECEMBER 31, 2008
                                                       ------------------------------------------------------
(IN MILLIONS)                                             LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
     Fixed maturities:
       Corporate debt securities                           $ --         $ 9,907       $1,086        $10,993
       Residential mortgage backed securities                --           3,016          520          3,536
       Commercial mortgage backed securities                 --           2,440            3          2,443
       Asset backed securities                               --             531           95            626
       State and municipal obligations                       --             145           --            145
       U.S. government and agencies obligations              21             190           --            211
       Foreign government bonds and obligations              --             107           --            107
       Other structured investments                          --              --            9              9
-------------------------------------------------------------------------------------------------------------
     Total Available-for-Sale securities: Fixed
     maturities                                              21          16,336        1,713         18,070
  Common and preferred stocks                                --              16           --             16
  Trading securities                                         70              77           --            147
  Cash equivalents                                          432           2,861           --          3,293
  Other assets                                               --           2,238          200          2,438
  Separate account assets                                    --          41,787           --         41,787
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                 $523         $63,315       $1,913        $65,751
=============================================================================================================

Liabilities
  Future policy benefits                                   $ --         $    16       $1,832        $ 1,848
  Other liabilities                                          --             645           --            645
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                            $ --         $   661       $1,832        $ 2,493
=============================================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

                                                              TOTAL GAINS          PURCHASES,
                                                         (LOSSES) INCLUDED IN        SALES,
                                                      --------------------------    ISSUANCES
                                          BALANCE,                      OTHER          AND        TRANSFERS     BALANCE,
                                         JANUARY 1,        NET       COMPREHEN-   SETTLEMENTS,   IN/(OUT) OF  DECEMBER 31,
(IN MILLIONS)                               2009         INCOME      SIVE INCOME       NET         LEVEL 3        2009
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities
     Corporate debt securities             $ 1,086       $   --         $194         $   20         $(61)        $1,239
     Residential mortgage backed
     securities                                520           65          156          2,031           --          2,772
     Commercial mortgage backed
     securities                                  3           --            8             61           --             72
     Asset backed securities                    95            7           10            112           (9)           215
     Other structured investments                9            2           --             --           --             11
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                           1,713           74(1)       368          2,224          (70)(3)      4,309

Other assets                                   200          (37)(2)       --           (163)          --             --
Future policy benefits                      (1,832)       1,611(2)        --            (78)          --           (299)


(1) Represents a $7 million loss included in net realized investment gains (losses) and a $81 million gain included in net investment income in the Consolidated Statements of Income.

(2) Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

(3) Represents securities with a fair value of $79 million that were transferred to Level 2 as the fair value of the securities is now obtained from a nationally-recognized pricing service net of a security with a fair value of $9 million that was transferred to Level 3 as the fair value of the security is now based on broker quotes.

                                                              TOTAL GAINS          PURCHASES,
                                                         (LOSSES) INCLUDED IN        SALES,
                                                      --------------------------    ISSUANCES
                                          BALANCE,                      OTHER          AND        TRANSFERS     BALANCE,
                                         JANUARY 1,        NET       COMPREHEN-   SETTLEMENTS,   IN/(OUT) OF  DECEMBER 31,
(IN MILLIONS)                               2008         INCOME       SIVE LOSS        NET         LEVEL 3        2008
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities
     Corporate debt securities             $1,271        $   (30)       $(152)        $  (3)        $ --         $ 1,086
     Residential mortgage backed
     securities                               417           (144)        (134)          162          219             520
     Commercial mortgage backed
     securities                                 5             --           --            (2)          --               3
     Asset backed securities                  115              1          (24)            3           --              95
     Other structured investments               2              4            6            (3)          --               9
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                          1,810           (169)(1)     (304)          157          219(3)        1,713

Other assets                                  280            149(2)        --          (229)          --             200
Future policy benefits                       (158)        (1,611)(2)       --           (63)          --          (1,832)
Other liabilities                              --             (9)(2)       --             9           --              --


(1) Represents a $176 million loss included in net realized investment gains (losses) and a $7 million gain included in net investment income in the Consolidated Statements of Income.

(2) Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

(3) Represents prime non-agency residential mortgage backed securities previously classified as Level 2 for which management believes the market for these prime quality assets is now inactive.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following table presents the changes in unrealized gains (losses) included in net income related to Level 3 assets and liabilities held at December 31 for the year then ended:

                                                          2009                                      2008
                                        ----------------------------------------------------------------------------------
                                                           NET        BENEFITS,                      NET        BENEFITS,
                                                        REALIZED       CLAIMS,                    REALIZED       CLAIMS,
                                             NET       INVESTMENT    LOSSES AND        NET       INVESTMENT    LOSSES AND
                                         INVESTMENT       GAINS      SETTLEMENT    INVESTMENT       GAINS      SETTLEMENT
(IN MILLIONS)                              INCOME       (LOSSES)      EXPENSES       INCOME       (LOSSES)      EXPENSES
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities
     Corporate debt securities               $--          $ --         $   --          $--          $ (29)       $    --
     Residential mortgage backed
     securities                               80           (31)            --            2           (146)            --
     Asset backed securities                   1            --             --            1             --             --
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                            81           (31)            --            3           (175)            --

Other assets                                  --            --             --           --             --            126
Future policy benefits                        --            --          1,582           --             --         (1,608)


During the reporting period, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following table provides the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
                                                                  2009                        2008
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN MILLIONS)                                              VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
  Commercial mortgage loans, net                          $ 2,532       $ 2,519       $ 2,737       $ 2,506
  Policy loans                                                715           790           722           779
  Other investments                                           226           245           248           202
  Restricted cash                                             184           184            --            --

FINANCIAL LIABILITIES
  Future policy benefits                                  $15,540       $15,657       $13,116       $12,418
  Separate account liabilities                                406           406           386           386
  Line of credit with Ameriprise Financial                    300           300            --            --


Commercial mortgage loans, net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for RiverSource Life's estimate of the amount recoverable on the loan.

Policy loans
The fair value of policy loans is determined using discounted cash flows.

Other investments
Other investments primarily consist of syndicated loans. The fair value of syndicated loans is obtained from a nationally-recognized pricing service.

Restricted Cash
Restricted cash is generally set aside for specific business transactions and restrictions are specific to RiverSource Life and does not transfer to third party market participants, therefore, the carrying value amount is a reasonable estimate of fair value.

Future policy benefits
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and RiverSource Life's nonperformance risk specific to these liabilities. The fair value of other liabilities including non-life contingent fixed annuities in payout status, equity indexed annuity host contracts

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner.

Separate account liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contractholders and RiverSource Life. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

Line of credit with Ameriprise Financial
The fair value of the line of credit is determined by discounting cash flows with an adjustment for RiverSource Life's nonperformance risk specific to this liability. Due to the short-term nature of the line of credit, the carrying value is an approximation of the fair value.

12. RELATED PARTY TRANSACTIONS

RiverSource Investments, LLC is the investment manager for the proprietary mutual funds used as investment options by RiverSource Life's variable annuity contractholders and variable life insurance policyholders. RiverSource Life provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2009, 2008 and 2007, RiverSource Life received $87 million, $101 million and $97 million, respectively, from RiverSource Investments, LLC for these services.

RiverSource Life participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). RiverSource Life's share of the total net periodic pension cost was $2 million in 2009, and $1 million in both 2008 and 2007.

RiverSource Life participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $3 million in 2009, 2008 and 2007.

RiverSource Life also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations were $2 million, nil and $3 million in 2009, 2008 and 2007, respectively.

RiverSource Life participates in the defined benefit health care plans of Ameriprise Financial that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of Ameriprise Financial. Ameriprise Financial expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2009, 2008 and 2007 was nil, $1 million and $2 million, respectively.

Charges by Ameriprise Financial and affiliated companies to RiverSource Life for use of joint facilities, technology support, marketing services and other services aggregated $580 million, $673 million and $909 million for 2009, 2008 and 2007, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life may not be reflective of expenses that would have been incurred by RiverSource Life on a stand-alone basis.

Dividends paid and received were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Cash dividends paid to Ameriprise Financial                         $--          $775          $900
Cash dividends paid to RiverSource Life Insurance Company
from RiverSource Life of NY                                          --            77            83
Cash dividend paid to RiverSource Life Insurance Company from
RTA                                                                  22            --            --
Non-cash dividend paid to Ameriprise Financial from RTA              --           118            --


Notifications to state insurance regulators were made in advance of payments of dividends for amounts in excess of statutorily defined thresholds. See Note 13 for additional information.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

During 2008, RiverSource Life received a non-cash capital contribution of $83 million comprised of below investment grade syndicated bank loans from Ameriprise Financial. In addition, RiverSource Life Insurance Company received a $239 million contribution from Ameriprise Financial, consisting of all the issued and outstanding shares of RTA.

During 2009, RiverSource Life Insurance Company received a non-cash capital contribution of $131 million comprised of two buildings and the related land from Ameriprise Financial. As part of the transaction, RiverSource Life Insurance Company entered into an agreement to lease the buildings to Ameriprise Financial. In addition, RiverSource Life Insurance Company received a non-cash capital contribution of $200 million consisting of a reduction of the outstanding balance due to Ameriprise Financial under a line of credit. See Note 10 for more information on RiverSource Life's lines of credit.

There were no amounts included in other liabilities at December 31, 2009 and 2008 payable to Ameriprise Financial for federal income taxes.

During 2009, RiverSource Life sold corporate bonds of $27 million to Ameriprise Financial and recognized a gain of $9 million.

13. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company's primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company's statutory unassigned surplus aggregated $433 million and $173 million as of December 31, 2009 and 2008, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year's statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as "extraordinary dividends." Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval.

Statutory net gain from operations and net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
                                                                (unaudited)
Statutory net gain (loss) from operations(1)                      $1,793        $(1,184)      $  523
Statutory net income (loss)(1)                                     1,887         (1,407)         555
Statutory capital and surplus                                      3,371          2,529        2,820


(1) An increase in statutory reserves for variable annuity guaranteed benefits contributed significantly to the loss in 2008, but was substantially offset by unrealized gains on derivatives which are not included in the statutory income statement, but recorded directly to surplus. These impacts were substantially reversed in 2009.

14. INCOME TAXES

RiverSource Life qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The components of income tax provision (benefit) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                          $325          $  42         $(30)
  State                                                               1              3           --
-------------------------------------------------------------------------------------------------------
     Total current income tax                                       326             45          (30)
Deferred income tax
  Federal                                                           (80)          (236)          83
  State                                                              (1)             2           --
-------------------------------------------------------------------------------------------------------
     Total deferred income tax                                      (81)          (234)          83
-------------------------------------------------------------------------------------------------------
Total income tax provision (benefit)                               $245          $(189)        $ 53
=======================================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
                                                                   2009          2008          2007
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                         35.0%          35.0%         35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                          (7.2)          56.6         (10.9)
  State taxes, net of federal benefit                                --           (3.7)           --
  Low income housing credit                                        (2.0)          27.9          (7.0)
  Foreign tax credit, net of addback                               (1.0)          15.3          (2.3)
  Taxes applicable to prior years                                   0.1           29.2          (4.0)
  Other, net                                                         --           (0.2)           --
-------------------------------------------------------------------------------------------------------
Income tax provision                                               24.9%         160.1%         10.8%
=======================================================================================================



RiverSource Life's effective tax rate was 24.9% and 160.1% for the years ended December 31, 2009 and 2008, respectively. The decrease in the effective tax rate is primarily due to pretax income for 2009 compared to a pretax loss in relation to a net tax benefit for 2008. RiverSource Life's effective tax rate for 2008 included a $39 million tax benefit related to changes in the status of current audits.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of RiverSource Life's deferred income tax assets and liabilities are reflected in the following table:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2009          2008
-------------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                  $1,390        $1,744
  Investment related                                                         163            --
  Net unrealized losses on Available-for-Sale securities and
  derivatives                                                                 --           399
  Net operating loss and tax credit carryforwards                            185           159
  Other                                                                       --            44
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                           1,738         2,346

Deferred income tax liabilities:
  DAC                                                                      1,264         1,168
  Investment related                                                          --           398
  Net unrealized gains on Available-for-Sale securities                      203            --
  DSIC                                                                       193           181
  Other                                                                       15            --
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                      1,675         1,747
-------------------------------------------------------------------------------------------------
Net deferred income tax assets                                            $   63        $  599
=================================================================================================



RiverSource Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Included in RiverSource Life's deferred tax assets is a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. Significant judgment is required in determining if a valuation allowance should be established, and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, (i) future taxable income exclusive of reversing temporary differences and carryforwards, (ii) future reversals of existing taxable temporary differences, (iii) taxable income in prior carryback years, and (iv) tax planning strategies.

Based on analysis of RiverSource Life's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2009 and 2008.

Additionally, RiverSource Life has tax benefits related to net operating loss carryforwards of $16 million which expire beginning December 31, 2025 as well as tax credit carryforwards of $149 million which expire beginning December 31, 2025.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Balance at January 1                                               $(89)         $  97         $ 73
Additions (reductions) based on tax positions related to the
current year                                                          1           (165)          34
Additions for tax positions of prior years                           18             38           16
Reductions for tax positions of prior years                          (7)           (59)         (26)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                             $(77)         $ (89)        $ 97
=======================================================================================================



If recognized, approximately $49 million, $30 million and $49 million, net of federal tax benefits, of the unrecognized tax benefits as of December 31, 2009, 2008 and 2007, respectively, would affect the effective tax rate.

RiverSource Life recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. RiverSource Life recognized a net reduction of $1 million, $14 million and $11 million in interest and penalties for the year ended December 31, 2009, 2008 and 2007, respectively. At December 31, 2009 and 2008, RiverSource Life had a receivable of $16 million and $15 million, respectively, related to accrued interest and penalties.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. However, there are a number of open audits and quantification of a range cannot be made at this time.

RiverSource Life or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, RiverSource Life is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years before 1997. The Internal Revenue Service ("IRS"), as part of the overall examination of the American Express Company consolidated return completed its field examination of the RiverSource Life's income tax returns for 1997 through 2002 during 2008 and completed its field examination of 2003 through 2004 in the third quarter of 2009. However, for federal income tax purposes, these years continue to remain open as a consequence of certain issues under appeal. In the fourth quarter of 2008, the IRS commenced an examination of RiverSource Life's U.S. income tax returns for 2005 through 2007, which is expected to be completed in 2010. RiverSource Life or certain of its subsidiaries' state income tax returns are currently under examination by various jurisdictions for years ranging from 1998 through 2006.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") related to separate account assets held in connection with variable contracts of life insurance companies. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that RiverSource Life receives. Management believes that it is likely that any such regulations would apply prospectively only. Additionally, included in the Administration's 2011 Revenue Proposals is a provision to modify the DRD for life insurance companies' separate accounts, which if enacted could significantly reduce the DRD tax benefits RiverSource Life receives, prospectively, beginning in 2011. For the year ended December 31, 2009, RiverSource Life recorded a benefit of approximately $62 million related to the current year's separate account DRD.

As a result of the separation of Ameriprise Financial from American Express, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group until 2010.

The items comprising other comprehensive income (loss) are presented net of the following income tax provision (benefit) amounts:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                           $166          $(302)         $28
Net unrealized derivative gains                                       2              2           --
-------------------------------------------------------------------------------------------------------
Net income tax provision (benefit)                                 $168          $(300)         $28
=======================================================================================================



15. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable RiverSource Life to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. RiverSource Life primarily enters into derivative agreements for risk management purposes related to RiverSource Life's products and operations.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

RiverSource Life uses derivatives as economic hedges and occasionally holds derivatives designated for hedge accounting. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives, by type of derivative and product at December 31, 2009:

                                                BALANCE                           BALANCE
DERIVATIVES NOT DESIGNATED AS HEDGING            SHEET                             SHEET
INSTRUMENTS                                    LOCATION           ASSET          LOCATION         LIABILITY
------------------------------------------------------------------------------------------------------------
                                                                   (IN                               (IN
                                                                MILLIONS)                         MILLIONS)
INTEREST RATE CONTRACTS
                                                                               Other
  GMWB and GMAB                              Other assets         $176         liabilities         $  280

EQUITY CONTRACTS
                                                                               Other
  GMWB and GMAB                              Other assets          437         liabilities            474
                                                                               Other
  GMDB                                                              --         liabilities              2
  Equity indexed annuities                   Other assets            2                                 --
                                                                               Future
  Equity indexed annuities embedded                                            policy
  derivatives                                                       --         benefits                 9

OTHER
                                                                               Future
                                                                               policy
  GMWB and GMAB embedded derivatives(1)                             --         benefits               299
------------------------------------------------------------------------------------------------------------
       Total                                                      $615                             $1,064
============================================================================================================



(1) The fair values of GMWB and GMAB embedded derivatives fluctuate primarily based on changes in equity, interest rate and credit markets.

See Note 11 for additional information regarding RiverSource Life's fair value measurement of derivative instruments.

Derivatives Not Designated as Hedges
The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Consolidated Statements of Income for the year ended December 31, 2009:

                                                   LOCATION OF         AMOUNT OF
                                                   GAIN (LOSS)        GAIN (LOSS)
                                                       ON                 ON
                                                   DERIVATIVES        DERIVATIVES
DERIVATIVES NOT DESIGNATED AS HEDGING              RECOGNIZED         RECOGNIZED
INSTRUMENTS                                         IN INCOME          IN INCOME
---------------------------------------------------------------------------------
                                                                          (IN
                                                                       MILLIONS)
INTEREST RATE CONTRACTS
                                                  Benefits,
                                                  claims,
                                                  losses and
                                                  settlement
  GMWB and GMAB                                   expenses              $  (435)

EQUITY CONTRACTS
                                                  Benefits,
                                                  claims,
                                                  losses and
                                                  settlement
  GMWB and GMAB                                   expenses               (1,310)
                                                  Benefits,
                                                  claims,
                                                  losses and
                                                  settlement
  GMDB                                            expenses                  (10)
                                                  Interest
                                                  credited to
                                                  fixed
  Equity indexed annuities                        accounts                    4
                                                  Interest
                                                  credited to
                                                  fixed
  Equity indexed annuities embedded derivatives   accounts                    7

OTHER
                                                  Benefits,
                                                  claims,
                                                  losses and
                                                  settlement
  GMWB and GMAB embedded derivatives              expenses                1,533
---------------------------------------------------------------------------------
     Total                                                              $  (211)
=================================================================================



RiverSource Life holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity and interest rate risk related to various RiverSource Life products and transactions.

The majority of RiverSource Life's annuity contracts contain GMDB provisions, which may result in a death benefit payable that exceeds the contract accumulation value when market values of customers' accounts decline. Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of considerations received at the beginning of the contract period, after a specified holding period, respectively. RiverSource Life economically hedges the exposure related to non-life contingent GMWB and GMAB provisions using various equity futures, equity options, total return swaps, interest rate swaptions and interest rate swaps. In the third quarter of 2009, RiverSource Life entered into a limited number of derivative contracts to economically hedge equity exposure related to GMDB provisions on variable annuity contracts written previously in 2009. At December 31, 2009, the gross notional amount of these contracts was $38.7 billion and $77 million for RiverSource Life's GMWB and GMAB provisions and GMDB provisions, respectively. The premium associated with certain of the above options is paid or received semi-annually over the life of the option contract.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following is a summary of the payments RiverSource Life is scheduled to make and receive for these options:

                                                                         PREMIUMS      PREMIUMS
(IN MILLIONS)                                                             PAYABLE     RECEIVABLE
-------------------------------------------------------------------------------------------------
2010                                                                       $189           $5
2011                                                                        181            4
2012                                                                        160            3
2013                                                                        143            2
2014                                                                        118            1
2015-2024                                                                   410            4


Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

Equity indexed annuities have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by RiverSource Life related to equity indexed annuities products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, RiverSource Life enters into index options and occasionally enters into futures contracts. The gross notional amount of these derivative contracts was $129 million at December 31, 2009.

EMBEDDED DERIVATIVES
Certain annuities contain GMAB and non-life contingent GMWB provisions, which are considered embedded derivatives. In addition, the equity component of the equity indexed annuity product obligations is also considered an embedded derivative. As captured in the tables above, embedded derivatives are bifurcated from their host contracts and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As noted above, RiverSource Life uses derivatives to mitigate the financial statement impact of these embedded derivatives.

CASH FLOW HEDGES
RiverSource Life has amounts classified in accumulated other comprehensive income (loss) related to gains and losses associated with the effective portion of previously designated cash flow hedges. RiverSource Life reclassifies these amounts into income as the forecasted transactions impact earnings. During the year ended December 31, 2009, RiverSource Life held no derivatives that were designated as cash flow hedges.

The following is a summary of unrealized derivatives gains (losses) included in accumulated other comprehensive income (loss) related to cash flow hedges:

(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Net unrealized derivatives losses at January 1                     $(38)         $(40)         $(41)
Unrealized derivative losses arising during the period               --            (1)           (1)
Reclassification of realized gains(1)                                 6             5             2
Income tax provision (benefit)                                       (2)           (2)           --
-------------------------------------------------------------------------------------------------------
Net unrealized derivatives losses at December 31                   $(34)         $(38)         $(40)
=======================================================================================================



(1) Gain reclassified from Accumulated Other Comprehensive to Net Investment Income on Consolidated Statements of Income.

At December 31, 2009, RiverSource Life expects to reclassify $6 million of deferred loss on derivative instruments from accumulated other comprehensive income (loss) to earnings during the next 12 months that will be recorded in net investment income. These were originally losses on derivative instruments related to interest rate swaptions. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately. No hedge relationships were discontinued during the years ended December 31, 2009, 2008 and 2007 due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2009 and 2008, there were no amounts recognized in earnings on derivative transactions that were ineffective. For the year ended December 31, 2007, RiverSource Life recognized $2 million in net investment income related to ineffectiveness on its swaptions.

Currently, the longest period of time over which RiverSource Life is hedging exposure to the variability in future cash flows is 9 years and relates to interest credited on forecasted fixed premium product sales.

CREDIT RISK
Credit risk associated with RiverSource Life's derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, RiverSource Life has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

netting arrangements and collateral arrangements wherever practical. As of December 31, 2009, RiverSource Life held $88 million in cash and cash equivalents and recorded a corresponding liability in other liabilities for collateral RiverSource Life is obligated to return to counterparties. As of December 31, 2009, RiverSource Life had accepted additional collateral consisting of various securities with a fair market value of $22 million, which are not reflected on the Consolidated Balance Sheets. As of December 31, 2009, RiverSource Life's maximum credit exposure related to derivative assets after considering netting arrangements with counterparties and collateral arrangements was approximately $53 million.

Certain of RiverSource Life's derivative instruments contain provisions that adjust the level of collateral RiverSource Life is required to post based on RiverSource Life's financial strength rating (or based on the debt rating of RiverSource Life's parent, Ameriprise Financial). Additionally, certain of RiverSource Life's derivative contracts contain provisions that allow the counterparty to terminate the contract if RiverSource Life does not maintain a specific financial strength rating or Ameriprise Financial's debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, RiverSource Life's counterparty could require immediate settlement of any net liability position. At December 31, 2009, the aggregate fair value of all derivative instruments containing such credit risk features was $296 million. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2009 was $269 million. If the credit risk features of derivative contracts that were in a net liability position at December 31, 2009 were triggered, the additional fair value of assets needed to settle these derivative liabilities would have been $27 million.

16. COMMITMENTS AND CONTINGENCIES

At December 31, 2009 and 2008, RiverSource Life had no material commitments to purchase investments other than mortgage loan fundings. See Note 4 for additional information.

RiverSource Life's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2009, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life's profitability would be negatively affected.

The Securities and Exchange Commission, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

S-6318 J (4/10)

PART C.

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements included in Part B of this Registration
          Statement:

          RiverSource Variable Annuity Account
               Report of Independent Registered Public Accounting Firm dated April 23, 2010
               Statements of Assets and Liabilities for the year ended Dec. 31, 2009
               Statements of Operations for the year ended Dec. 31, 2009 Statements of Changes in Net Assets for the two years ended Dec. 31, 2009
               Notes to Financial Statements

          RiverSource Life Insurance Company
              Report of Independent Registered Public Accounting Firm dated February 23, 2010
              Consolidated Balance Sheets as of Dec. 31, 2009 and 2008 Consolidated Statements of Income for the years ended Dec. 31, 2009, 2008 and 2007
              Consolidated Statements of Cash Flows for the years ended Dec. 31, 2009, 2008 and 2007
              Consolidated Statements of Shareholder's Equity for the three years ended Dec. 31, 2009, 2008 and 2007
              Notes to Consolidated Financial Statements

     (b)  Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 10 subaccounts dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, filed on or about Aug. 27, 1997, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated June 17, 1998, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 12 to Registration Statement No. 33-54471, filed on or about Aug. 24, 1998, is incorporated by reference.

1.4 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 16 subaccounts dated Jan. 20, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration

        Statement No. 333-67595, filed on or about Feb. 16, 1999, is incorporated by reference.

1.5 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 37 subaccounts dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about July 8, 1999, is incorporated by reference.

1.6 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 236 subaccounts dated Sept. 8, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

1.7 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999 is incorporated by reference.

1.8 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 15 subaccounts dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

1.9 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit
        1.3 to Registrant's Post - Effective Amendment No. 2 to Registation Statement No. 333 - 74865, filed on or about April 28, 2000, is incorporated by reference.

1.10 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 1 additional subaccount within the separate account dated April 25, 2000, filed electronically as Exhibit
        1.4 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

1.11 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-85567, filed on or about April 30, 2001, is incorporated by reference.

1.12 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 12 subaccounts dated Sept. 29, 2000, filed electronically as Exhibit 1.12 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.13 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 85 subaccounts dated Feb. 5, 2002, filed electronically as Exhibit 1.13 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.14 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 109 subaccounts dated April 17, 2002, filed electronically as Exhibit 1.14 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, filed on or about April 25, 2002 is incorporated by reference.

1.15 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 229 subaccounts dated July 1, 2002, filed electronically as Exhibit 1.15 to the American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-92297, is incorporated by reference.

1.16 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 339 subaccounts dated December 16, 2002, filed electronically as Exhibit 1.16 to Post-Effective Amendment No. 3 to Registration Statement No. 333-73958, filed on or about December 20, 2002, is incorporated by reference.

1.17 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated April 1, 2003 filed electronically as Exhibit 1.17 to Registrant's Post-Effective Amendment No. 12 to Registration Statement No. 333-85567 on or about April 24, 2003 is incorporated by reference.

1.18 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 183 subaccounts dated October 29, 2003 filed electronically as Exhibit 1.18 to Registrant's Post-Effective Amendment No. 15 to Registration Statement No. 333-92297 filed on or about October 30, 2003 is incorporated by reference.

1.19 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 973 subaccounts dated April 26, 2004 filed electronically as Exhibit 1.19 to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-74865 filed on or about April 27, 2004 is incorporated by reference.

1.20 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing an additional subaccount within the separate account that will invest in RiverSource(SM) Variable Portfolio
        - Global Inflation Protected Securities Fund dated April 24, 2006 filed electronically as Exhibit 1.20 to Registrant's Post-Effective Amendment No. 14 to Registration Statement No. 333-74865, filed on or about April 28, 2006, is incorporated by reference.

1.21 Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is herein incorporated by reference.

2.      Not applicable.

3.1 Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance, filed as Exhibit
        3.2 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

3.2     Not applicable.

4.1     Form of Deferred Annuity Contract (form 43431) filed electronically as
        Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.2     Form of Roth IRA Endorsement (form 43094) filed electronically as
        Exhibit 4.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.3     Form of SEP-IRA Endorsement (form 43433) filed electronically as Exhibit
        4.3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.4 Form of TSA Endorsement (form 43413) filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about July 8, 1999, is incorporated by reference.

4.5     Form of Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit
        Base) (form 240186), filed electronically as Exhibit 4.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 3 to Registration Statement No. 333-85567 on form N-4, filed on or about Feb. 11, 2000, is incorporated by reference.

4.6 Form of 5% Accumulation Death Benefit Rider (form 240183), filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Dec. 8, 1999, is incorporated by reference.

4.7 Form of 8% Performance Credit Rider (form 240187), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 on form N-4, filed on or about Dec. 30, 1999, is incorporated by reference.

4.8 Form of Traditional IRA or SEP-IRA Endorsement (form 272108) filed electronically as Exhibit 4.11 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.9     Form of Roth IRA Endorsement (form 272109) filed electronically as
        Exhibit 4.12 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.10 Form of Variable Annuity Unisex Endorsement (form 272110) filed electronically as Exhibit 4.13 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.11 Form of Maximum Anniversary Value Death Benefit Rider (form 272869) filed electronically as Exhibit 4.11 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.12 Form of 5% Accumulation Death Benefit Rider (form 272870) filed electronically as Exhibit 4.12 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.13 Form of Enhanced Death Benefit Rider (form 272871) filed electronically as Exhibit 4.13 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.14 Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base)(form 272872) filed electronically as Exhibit 4.14 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.15    Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit
        Base)(form 272873) filed electronically as Exhibit 4.15 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.16 Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base or 5% Accumulation Benefit Base)(form 272874) filed electronically as Exhibit 4.16 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.17 Form of Guaranteed Minimum Withdrawal Benefit Rider (The Guarantor(SM) Withdrawal Benefit Rider)(form 272875-E) filed electronically as Exhibit
        4.17 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.18 Form of Deferred Variable Annuity Contract (form 272876 DPSIG) filed electronically as Exhibit 4.18 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.19 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 273567-E) filed as Exhibit 4.22 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.20 Form of Guaranteed Minimum Accumulation Benefit Rider (form 273568) filed electronically as Exhibit 4.23 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.21    Form of Annuity Endorsement (form 273566) filed electronically as
        Exhibit 4.24 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.22 Form of Guaranteed Minimum Lifetime Withdrawal Benefit Rider (Guarantor Withdrawal Benefit for Life(SM) Rider) (Form 273959) filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 14 to Registration Statement No. 333-74865, filed on or about April 28, 2006, is incorporated by reference.

4.23    Form of Guarantor(SM) Withdrawal Benefit (form 273567-E) filed as
        Exhibit 4.26 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 30 to Registration Statement No. 333-92297 on or about August 25, 2006 is incorporated by reference.

4.24    Form of Guarantor(SM) Withdrawal Benefit (form 272875-E) filed as
        Exhibit 4.27 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 30 to Registration Statement No. 333-92297 on or about August 25, 2006 is incorporated by reference.

4.25 Form of MVA Endorsement (form 44182) filed as Exhibit 4.25 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.26    Form of Withdrawal Charges Endorsement (form 44189) filed as Exhibit
        4.26 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.27 Form of Age Endorsement (form 240496) filed as Exhibit 4.27 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.28 Form of Benefit Protector(SM) Death Benefit Rider (form 271155) filed electronically as Exhibit 4.15 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567 on or about March 1, 2001 is incorporated by reference.

4.29 Form of Benefit Protector Plus Death Benefit Rider (form 271156) filed electronically as Exhibit 4.16 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567 on or about March 1, 2001 is incorporated by reference.

4.30 Form of TSA Plan Endorsement - RVSL (form 272865) filed as Exhibit 4.30 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.31 Form of TSA Plan Endorsement - AEL (form 272865) filed as Exhibit 4.31 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.32 Form of 401 Plan Endorsement - RVSL (form 272866) filed as Exhibit 4.32 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.33 Form of 401 Plan Endorsement - AEL (form 272866) filed as Exhibit 4.33 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.34 Form of Unisex Endorsement (form 272867) filed as Exhibit 4.34 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.35    Form of Fixed and Variable Annuity Contract (form 272876) filed as
        Exhibit 4.35 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.36    Form of Pre-election endorsement (form 273566) filed electronically as
        Exhibit 4.24 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 on or about Jan. 28, 2005 is incorporated by reference.

4.37 Form of Fixed and Variable Annuity Contract - RVSL (form 273954) filed as Exhibit 4.37 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.38    Form of Fixed and Variable Annuity Contract - AEL (form 273954) filed as
        Exhibit 4.38 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.39    Form of Contract Data Pages - AEL (form 273954 DPSIG) filed as Exhibit
        4.39 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.40    Form of MAV GMIB Rider - RVSL (form 273961) filed as Exhibit 4.40 to

        RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.41 Form of MAV GMIB Rider - AEL (form 273961) filed as Exhibit 4.41 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.42 Form of 5% GMIB Rider - RVSL (form 273962) filed as Exhibit 4.42 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.43 Form of 5% GMIB Rider - AEL (form 273962) filed as Exhibit 4.43 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.44    Form of Greater of MAV or 5% GMIB Rider - RVSL (form 273963) filed as
        Exhibit 4.44 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.45    Form of Greater of MAV or 5% GMIB Rider - AEL (form 273963) filed as
        Exhibit 4.45 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.46 Form of Unisex Endorsement - RVSL (form 273964) filed as Exhibit 4.46 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.47 Form of Unisex Endorsement - AEL (form 273964) filed as Exhibit 4.47 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.48    Form of 5% Death Benefit Rider - RVSL (form 273965) filed as Exhibit
        4.48 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.49 Form of 5% Death Benefit Rider - AEL (form 273965) filed as Exhibit 4.49 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.50 Form of Greater of MAV or 5% Death Benefit Rider - RVSL (form 273966) filed as Exhibit 4.50 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.51 Form of Greater of MAV or 5% Death Benefit Rider - AEL (form 273966) filed as Exhibit 4.51 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3,

        2007, is incorporated herein by reference.

4.52    Form of Contract Data Pages - RVSL (form 273954 DPSIG) filed as Exhibit
        4.52 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.53 Form of Guaranteed Minimum Withdrawal Benefit Joint Life Rider (form 273959-jt) filed as Exhibit 4.52 to Registrant's Post-Effective Amendment No. 1 under Registration Statement 333-139763 on or about February 23, 2007, is incorporated herein by reference.

4.54 Form of Guaranteed Minimum Withdrawal Benefit Single Life Rider (form 273959-SG) filed electronically as Exhibit 4.51 to Registrant's Post-Effective Amendment No. 1 under Registration Statement 333-139763 on or about February 23, 2007, is incorporated herein by reference.

4.55 Form of Guaranteed Minimum Withdrawal Benefit Single Life Rider (form 275062-sg) filed electronically as Exhibit 4.59 to Registrant's Post-Effective Amendment No. 12 under Registration Statement 333-139759 on or about June 6, 2009 is incorporated herein by reference.

4.56 Form of Guaranteed Minimum Withdrawal Benefit Joint Life Rider (form 275062-jt) filed electronically as Exhibit 4.60 to Registrant's Post-Effective Amendment No. 12 under Registration Statement 333-139759 on or about June 6, 2009 is incorporated herein by reference.

4.57 Form of Deferred Annuity Contract (form 411265) filed as Exhibit 4.55 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.58 Form of Deferred Annuity Contract (form 411265) data pages for RiverSource Signature Select Variable Annuity filed electronically as
        Exhibit 4.58 to Registrant's Post-Effective Amendment No.7 under Registration Statement No.333- 139760 on or about Nov.25, 2009 is incorporated herein by reference.

4.59    Form of Guarantee Period Accounts Endorsement (form 411272) filed as
        Exhibit 4.57 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.60 Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed as Exhibit 4.58 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.61    Form of 5% Accumulation Death Benefit Rider (form 411279) filed as
        Exhibit 4.59 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.62 Form of Enhanced Death Benefit Rider (form 411280) filed as Exhibit 4.60 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.63 Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed as Exhibit 4.61 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.64    Form of Benefit Protector(SM) Death Benefit Rider (form 411281) filed as
        Exhibit 4.62 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.65 Form of Benefit Protector(SM) Plus Death Benefit Rider (form 411282) filed as Exhibit 4.63 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.66 Form of Guaranteed Minimum Accumulation Benefit Rider (form 411283) filed as Exhibit 4.64 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.67 Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Stages(R) Rider (form 411284-sg) filed as Exhibit 4.65 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.68 Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Stages(R) Rider (form 411284-jt) filed as Exhibit 4.66 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

5. Form of Variable Annuity Application (form 43432) filed electronically as Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

5.2 Form of Application (form 270234) filed as Exhibit 5.2 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.3 Form of Application (form 271843) filed as Exhibit 5.3 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.4 Form of Application (form 272878)filed as Exhibit 5.4 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.5 Form of Application (form 273630) filed as Exhibit 5.5 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.6 Form of Application - RVSL (form 273967) filed as Exhibit 5.6 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.7 Form of Application - AEL (form 273967) filed as Exhibit 5.7 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to IDS Life Variable Account 10's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

6.3 Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as
        Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

7.      Not applicable.

8.1 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and American Enterprise Life Insurance Company, dated Jan. 1, 2007, filed electronically as Exhibit 8.9 to RiverSource Variable Life Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-139762 filed on or about April 24, 2007, is incorporated by reference.

8.2 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.2 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

8.3 Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed herewith as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No.

        333-69777 is incorporated herein by reference.

8.4 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.5 Copy of Fund Participation Agreement dated June 5, 2007, by and among Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation and RiverSource Life Insurance Company filed electronically as Exhibit 8.5 to Registrant's Post- Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

8.6 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Company filed electronically as Exhibit 8.6 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

8.7 Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.8 Copy of Participation Agreement by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc., Lazard Asset Management Securities, LLC, and Lazard Retirement Series, Inc., dated Jan. 1, 2007, filed electronically Exhibit 8.7 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-139762 on or about April 24, 2007 is incorporated by reference.

8.9 Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006 filed electronically as Exhibit 8.9 to Registration Statement No. 8.9 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-139760 on or about Apr.24, 2007 is incorporated by reference.

8.10 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.11 Copy of Participation Agreement by and among RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. andColumbia Mangement Distributors, Inc., dated April 2, 2007 filed electronically as Exhibit 8.11 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

8.12 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)(20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.13 Copy of Fund Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.14 Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, between American Enterprise Life Insurance Company and J.P. Morgan Series Trust II filed as Exhibit 8.14 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007 is incorporated herein by reference.

8.15 Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company IDS Life Insurance Company of New York and American Financial Services, Inc. (formerly American Express Financial Advisors, Inc.) dated as of August 1, 2005 filed as Exhibit 8.15 to Post-Effective Amendment No. 14 to Registration Statement No. 333-74865, filed on or about April 28, 2006, is incorporated by reference.

8.16 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.17 Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed as Exhibit 8.17 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007 is incorporated herein by reference.

8.18 Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as
        Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

8.19 Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 27(h)(18) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.20 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.21 Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as
        Exhibit 8.21 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.1 Consent of Independent Registered Public Accounting Firm for the RiverSource(R) Signature Select Variable Annuity is filed electronically herewith.

10.1 Consent of Independent Registered Public Accounting Firm for the RiverSource(R) Signature Variable Annuity is filed electronically herewith.

11.     None.

12.     Not applicable.

13. Power of Attorney to sign Amendment to this Registration Statement, dated Oct.22, 2008 filed electronically as Exhibit 13 to Registrant's Post-Effective Amendment No.5 to Registration Statement No. 333-139760 filed on or about April 24, 2009, is incorporated herein by reference.

Item 25. Directors and Officers of the Depositor RiverSource Life Insurance Company

                                                                 Position and Offices
Name                               Principal Business Address*      With Depositor
----                               ---------------------------   --------------------
Gumer Cruz Alvero                                                Director and Executive
                                                                 Vice President - Annuities

Richard Norman Bush                                              Senior Vice President -
                                                                 Corporate Tax

Bimal Gandhi                                                     Senior Vice President - Strategic
                                                                 Transformation

Brian Joseph McGrane                                             Director, Executive Vice
                                                                 President and Chief Financial
                                                                 Officer

Richard Thomas Moore                                             Secretary

Kevin Eugene Palmer                                              Director, Vice President and
                                                                 Chief Actuary

Bridget Mary Sperl                                               Director, Executive Vice
                                                                 President - Client Services

David Kent Stewart                                               Vice President and Controller

William Frederick "Ted" Truscott                                 Director

John Robert Woerner                                              Chairman of the Board and President

*    The business address is 70100 Amerprise Financial Center, Minneapolis, MN
     55474.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries and affiliates of Ameriprise Financial, Inc.

Name of Subsidiary and Jurisdiction of Incorporation

American Express Property Casualty Insurance Agency of Pennsylvania Inc. PA Ameriprise Advisor Capital, LLC DE
Ameriprise Bank, FSB NY
Ameriprise Capital Trust I DE
Ameriprise Capital Trust II DE
Ameriprise Capital Trust III DE
Ameriprise Capital Trust IV DE
Ameriprise Captive Insurance Company VT
Ameriprise Certificate Company DE
Investors Syndicate Development Corporation NV
Ameriprise Holdings, Inc. DE
Ameriprise India Private Limited India
Ameriprise Trust Company MN
AMPF Holding Corporation MI
Ameriprise Advisor Services, Inc. MI
Ameriprise Insurance Agency of Massachusetts, Inc. MA
American Enterprise Investment Services Inc. MN
Ameriprise Financial Services DE
AMPF Property Corporation MI
AMPF Realty Corporation MI
IDS Management Corporation MN
IDS Futures Corporation MN
IDS Property Casualty Insurance Company WI
Ameriprise Auto & Home Insurance Agency, Inc. WI
Ameriprise Insurance Company WI
RiverSource Distributors, Inc. DE
RiverSource Investments LLC MN
Advisory Capital Strategies Group Inc. MN
Boston Equity General Partner LLC DE
Kenwood Capital Management LLC DE
IDS Capital Holdings Inc MN
Inc. RiverSource CDO Seed Investment, LLC MN
J.& W. Seligman & Co., Inc. NY
RiverSource Fund Distributors, Inc. NY
RiverSource Services, Inc. NY
Seligman Asia Inc. NY
Seligman Focus Partners LLC NY
Seligman Health Partners LLC NY
Seligman Health Plus Partners LLC NY
Seligman Partners LLC NY
RiverSource Life Insurance Company MN
RiverSource Life Insurance Co. of New York NY
RiverSource NY REO, LLC NY
RiverSource REO 1, LLC MN
RiverSource Tax Advantaged Investments, Inc. DE
AEXP Affordable Housing LLC DE
RiverSource Service Corporation MN
Securities America Financial Corporation NE
Brecek & Young Advisors, Inc. CA
Brecek & Young Financial Services Group of Montana, Inc. MT
Brecek & Young Financial Group Insurance Agency of Texas, Inc. TX
Securities America, Inc. DE
Securities America Advisors, Inc. NE

Threadneedle Asset Management Holdings SARL Luxembourg
TAM Investment Ltd DE
TAM UK Holdings Limited UK
Threadneedle Asset Management (Australia) Pty Ltd Aus
Threadneedle International Investments GmbH Germany
Threadneedle Management Luxembourg S.A. Luxembourg
Threadneedle Portfolio Services Hong Kong Ltd HK
Threadneedle Asset Management Holdings Ltd.* UK
Cofund Holdings Ltd. (16.89%) UK
Threadneedle Asset Management Finance Ltd. UK
TMS Investment Ltd. (Jersey) (Minority) Channel Islands, Jersey
Threadneedle Asset Management Ltd. UK
Threadneedle Asset Management (Nominees) Ltd. UK
ADT Nominees Ltd UK
Convivo Asset Management Ltd. UK
Threadneedle Investment Advisors Ltd. UK
Threadneedle Portfolio Managers Ltd. UK
Sackville TIPP (GP) Ltd. UK
Threadneedle International Fund Management Ltd. UK
Threadneedle International Ltd. UK
Threadneedle Investment Services GMbH Germany
Threadneedle Investment Services Ltd. UK
Threadneedle Investments (Channel Islands) Ltd. Channel Islands, Jersey Threadneedle Investments North America LLC DE
Threadneedle Management Services Ltd. UK
Threadneedle Pension Trustees Ltd. UK
Threadneedle Property Services Ltd. UK
Threadneedle Rural Property Services Ltd. UK
Threadneedle Navigator ISA Manager Ltd. UK
Threadneedle Pensions Ltd. UK
Crockhamwell Road Management Ltd (75%) UK
Crossways Management Company Ltd (0.7%) UK
Redhouse Property Services Ltd. (6%) UK
Sackville (TPEN) [75%] UK
Severnside Distribution Park (Bristol) Management Ltd. (2.6%) UK
Threadneedle Portfolio Services Ltd. UK
Threadneedle Property Investments Ltd. UK
Axix 4/5 Management Ltd. (22.2%) UK
Cornbrash Park Management Company Ltd UK
Highcross (Slough) Management Ltd UK
Sackville Property (GP) Ltd. UK
Sackville Property (GP) Nominee 1 Ltd. UK
Sackville Property (GP) Nominee 2 Ltd. UK
Sackville SPF IV (GP) No. 1 Ltd UK
Sackville SPF IV Property (GP) No. 1 Ltd UK
Sackville SPF IV Property Nominee (1) Ltd. UK
Sackville SPF IV Property Nominee (2) Ltd. UK
Sackville Tandem Property (GP) Ltd. UK
Sackville Tandem Property Nominee Ltd. UK
Sackville TPEN Property (GP) Ltd. UK
Sackville TPEN Property Nominee Ltd.
Sackville TPEN Property Nominee (2) Ltd. UK
Sackville TPEN Property Nominee (2) Ltd. UK
Sackville TSP Property (GP) Ltd. UK
Sackville TSP Property Nominee Ltd. UK
Threadneedle Unit Trust Manager Ltd. UK

Item 27. Number of Contract owners

     As of March 31, 2010 there were 30,099 nonqualified and 40,507 qualified contract holders.


Item 28. Indemnification

The amended By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

There are agreements in place under which the underwriter and affiliated persons of the depositor or registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the contracts; provided however, that no such indemnity will be made to the underwriter or affiliated persons of the depositor or registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for liability arising under the Securities Act of

1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS.

(a) RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Series Trust funds include the RiverSource Partners Variable Portfolio funds, RiverSource Variable Portfolio funds, Threadneedle Variable Portfolio funds, Seligman Variable Portfolio funds, Disciplined Asset Allocation Portfolio funds and Variable Portfolio fund of funds.

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address*   Positions and Offices with Underwriter
------------------------------------   --------------------------------------
Gumer C. Alvero                        Director and Vice President
Patrick Thomas Bannigan                Director and Vice President
Timothy V. Bechtold                    Director and Vice President
Paul J. Dolan                          Chief Operating Officer and
                                       Chief Administrative Officer
Jeffrey P. Fox                         Chief Financial Officer
Bimal Gandhi                           Senior Vice President -
                                       Strategic Transformation
Jeffrey  McGregor                      President
Thomas R. Moore                        Secretary
Scott Roane Plummer                    Chief Counsel
Julie A. Ruether                       Chief Compliance Officer
William Frederick "Ted" Truscott       Chairman of the Board and
                                       Chief Executive Officer

*    Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN
     55474

Item 29(c)

RiverSource Distributors, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

                    NET UNDERWRITING
NAME OF PRINCIPAL     DISCOUNTS AND    COMPENSATION ON    BROKERAGE
UNDERWRITER            COMMISSIONS        REDEMPTION     COMMISSIONS   COMPENSATION
-----------------   ----------------   ---------------   -----------   ------------
RiverSource            $307,628,681         None             None          None
   Distributors,
   Inc.

Item 30. Location of Accounts and Records

         RiverSource Life Insurance Company
         829 Ameriprise Financial Center
         Minneapolis, MN  55402

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

     (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the address or phone number listed in the prospectus.

     (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub.

          avail. Nov. 28, 1998). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

     (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 23rd day of April, 2010.

                                        RIVERSOURCE VARIABLE ANNUITY ACCOUNT
                                        (Registrant)


                                        By RiverSource Life Insurance Company
                                           (Sponsor)


                                        By /s/ John R. Woerner*
                                           -------------------------------------
                                           John R. Woerner
                                           Chairman of the Board and President

As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 23rd day of April, 2010.

Signature                                                 Title
---------                               ---------------------------------------


/s/ Gumer C. Alvero*                    Director and Executive Vice President
-------------------------------------   - Annuities
Gumer C. Alvero


/s/ Richard N. Bush*                    Senior Vice President -- Corporate Tax
-------------------------------------
Richard N. Bush


/s/ Brian J. McGrane*                   Director, Executive Vice President and
-------------------------------------   Chief Financial Officer
Brian J. McGrane


/s/ Kevin E. Palmer*                    Director, Vice President and Chief
-------------------------------------   Actuary
Kevin E. Palmer


/s/ Bridget M. Sperl*                   Director and Executive Vice President -
-------------------------------------   Client Services
Bridget M. Sperl


/s/ David K. Stewart*                   Vice President and Controller
-------------------------------------
David K. Stewart



/s/ William F. "Ted" Truscott*          Director
-------------------------------------
William F. "Ted" Truscott


/s/ John R. Woerner*                    Chairman of the Board and President
-------------------------------------
John R. Woerner

* Signed pursuant to Power of Attorney dated Oct. 22, 2008 filed filed electronically as Exhibit 13 to Registrant's Post-Effective Amendment No.5 to Registration Statement No. 333-139760 filed on or about April 24, 2009, is incorporated herein by reference.

herewith, by:


/s/ Rodney J. Vessels
-------------------------------------
Rodney J. Vessels
Assistant General Counsel

               CONTENTS OF REGISTRATION STATEMENT AMENDMENT NO. 8
                    TO REGISTRATION STATEMENT No. 333-139760

This Registration Statement Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.
The prospectuses for:

          RiverSource(R) Signature Select Variable Annuity
          RiverSource(R) Signature Variable Annuity

Part B.

     Combined Statement of Additional Information and Financial Statements for:

          RiverSource Variable Annuity Account

Part C.

     Other Information.

     The signatures.

     Exhibits.

                                  EXHIBIT INDEX

9.     Opinion of Counsel and Consent

10.1 Consent of Independent Registered Public Accounting Firm for RiverSource(R) Signature Select Variable Annuity.

10.2 Consent of Independent Registered Public Accounting Firm for RiverSource(R) Signature Variable Annuity.